UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab Fixed-Income
ETFs, Schwab Core Bond ETF, Schwab Government
Money Market ETF and Schwab Ultra-Short Income
ETF
(Exact name of registrant as specified in charter)

425 Market Street, Suite 1700, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Strategic Trust – Schwab Fixed-Income ETFs, Schwab Core Bond ETF, Schwab Government Money Market ETF and
Schwab Ultra-Short Income ETF

425 Market Street, Suite 1700, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 648-5300
Date of fiscal year end: December 31
Date of reporting period: June 30, 2026

Item 1: Report(s) to Shareholders.

Semiannual Report |
June 30, 2026

Schwab U.S. TIPS ETF

Ticker Symbol: SCHP

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. TIPS ETF	$1	0.03% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. TIPS ETF (08/05/2010) 1,2	1.26%	3.38%	0.98%	2.53%
Bloomberg US Aggregate Bond Index 3	0.62%	3.79%	0.08%	1.54%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) SM	1.15%	3.42%	1.01%	2.58%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment
Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. TIPS ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. TIPS ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
. The fund does not seek to track the regulatory index.
Schwab U.S. TIPS ETF | Semiannual Report
1
REG124717-02  00326979

Statistics

Net Assets (millions)	$16,547
Number of Holdings	49
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	12%
Weighted Average Maturity (Source: Aladdin)	7.1 Yrs
Weighted Average Duration (Source: Aladdin)	6.3 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Less than 0.05%.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab U.S. TIPS ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and R
es
ults
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Sch
wa
b ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contactin
g Sc
hwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab U.S. TIPS ETF | Semiannual Report
3

Semiannual Report |
June 30, 2026

Schwab Short-Term U.S. Treasury ETF

Ticker Symbol: SCHO

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Short-Term U.S. Treasury ETF	$1	0.03% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Short-Term U.S. Treasury ETF (08/05/2010) 1,2	0.63%	2.88%	1.87%	1.70%
Bloomberg US Aggregate Bond Index 3	0.62%	3.79%	0.08%	1.54%
Bloomberg US Treasury 1-3 Year Index	0.64%	2.92%	1.90%	1.75%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury 1-3 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term U.S. Treasury ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury 1-3 Year Index. The fund does not seek to track the regulatory index.
Schwab Short-Term U.S. Treasury ETF | Semiannual Report
1
REG124715-02  00326974

Statistics

Net Assets (millions)	$12,615
Number of Holdings	97
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	31%
Weighted Average Maturity (Source: Aladdin)	2.0 Yrs
Weighted Average Duration (Source: Aladdin)	1.9 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Short-Term U.S. Treasury ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by se
n
ding an email request to
orders@mysummaryprospectus.com
.
Schwab Short-Term U.S. Treasury ETF | Semiannual Report
3

Semiannual Report |
June 30, 2026

Schwab Intermediate-Term U.S. Treasury ETF

Ticker Symbol: SCHR

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Intermediate-Term U.S. Treasury ETF	$1	0.03% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Intermediate-Term U.S. Treasury ETF (08/05/2010) 1,2	0.01%	2.43%	0.14%	1.14%
Bloomberg US Aggregate Bond Index 3	0.62%	3.79%	0.08%	1.54%
Bloomberg US Treasury 3-10 Year Index	-0.10%	2.45%	0.17%	1.18%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury 3-10 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Intermediate-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Intermediate-Term U.S. Treasury ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury 3-10 Year Index. The fund does not seek to track the regulatory index.
Schwab Intermediate-Term U.S. Treasury ETF | Semiannual Report
1
REG124712-02  00326962

Statistics

Net Assets (millions)	$13,386
Number of Holdings	102
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	24%
Weighted Average Maturity (Source: Aladdin)	5.6 Yrs
Weighted Average Duration (Source: Aladdin)	4.9 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Intermediate-Term U.S. Treasury ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the
f
und’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by s
e
nding an email request to
orders@mysummaryprospectus.com
.
Schwab Intermediate-Term U.S. Treasury ETF | Semiannual Report
3

Semiannual Report |
June 30, 2026

Schwab Long-Term U.S. Treasury ETF

Ticker Symbol: SCHQ

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Long-Term U.S. Treasury ETF	$1	0.03% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Long-Term U.S. Treasury ETF (10/10/2019) 1,2	0.83%	2.87%	-5.62%	-3.79%
Bloomberg US Aggregate Bond Index 3	0.62%	3.79%	0.08%	0.87%
Bloomberg US Long Treasury Index	0.44%	2.89%	-5.60%	-3.77%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Long Treasury Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Long-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Long-Term U.S. Treasury ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Long Treasury Index. The fund does not seek to track the regulatory index.
Schwab Long-Term U.S. Treasury ETF | Semiannual Report
1
REG124713-02  00315778

Statistics

Net Assets (millions)	$782
Number of Holdings	100
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	8%
Weighted Average Maturity (Source: Aladdin)	21.8 Yrs
Weighted Average Duration (Source: Aladdin)	13.8 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Less than 0.05%.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Long-Term U.S. Treasury ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Long-Term U.S. Treasury ETF | Semiannual Report
3

Semiannual Report |
June 30, 2026

Schwab U.S. Aggregate Bond ETF

Ticker Symbol: SCHZ

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Aggregate Bond ETF	$1	0.03% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Aggregate Bond ETF (07/14/2011) 1,2	0.73%	3.75%	0.04%	1.48%
Bloomberg US Aggregate Bond Index	0.62%	3.79%	0.08%	1.54%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
Schwab U.S. Aggregate Bond ETF | Semiannual Report
1
REG124716-02  00326978

Statistics

Net Assets (millions)	$10,602
Number of Holdings	12,355
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	20%
Weighted Average Maturity (Source: Aladdin)	8.1 Yrs
Weighted Average Duration (Source: Aladdin)	5.8 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab U.S. Aggregate Bond ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab U.S. Aggregate Bond ETF | Semiannual Report
3

Semiannual Report |
June 30, 2026

Schwab 1-5 Year Corporate Bond ETF

Ticker Symbol: SCHJ

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 1-5 Year Corporate Bond ETF	$1	0.03% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab 1-5 Year Corporate Bond ETF (10/10/2019) 1,2	0.93%	3.84%	2.40%	2.64%
Bloomberg US Aggregate Bond Index 3	0.62%	3.79%	0.08%	0.87%
Bloomberg US 1-5 Year Corporate Bond Index	0.93%	3.85%	2.43%	2.70%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US 1-5 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and
Bloomberg does not approve, endorse, review, or recommend Schwab 1-5 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 1-5 Year Corporate Bond ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US 1-5 Year Corporate Bond Index. The fund does not seek to track the regulatory index.
Schwab 1-5 Year Corporate Bond ETF | Semiannual Report
1
REG124710-02  00326946

Statistics

Net Assets (millions)	$870
Number of Holdings (excludes derivatives)	3,273
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	22%
Weighted Average Maturity (Source: Aladdin)	3.1 Yrs
Weighted Average Duration (Source: Aladdin)	2.7 Yrs
Portfolio Composition By Security Type % of Investments
1

Portfolio holdings may have changed since the report date.
1
Excludes derivatives.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab 1-5 Year Corporate Bond ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab 1-5 Year Corporate Bond ETF | Semiannual Report
3

Semiannual Report |
June 30, 2026

Schwab 5-10 Year Corporate Bond ETF

Ticker Symbol: SCHI

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 5-10 Year Corporate Bond ETF	$1	0.03% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab 5-10 Year Corporate Bond ETF (10/10/2019) 1,2	0.64%	4.55%	1.17%	2.18%
Bloomberg US Aggregate Bond Index 3	0.62%	3.79%	0.08%	0.87%
Bloomberg US 5-10 Year Corporate Bond Index	0.52%	4.56%	1.20%	2.24%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US 5-10 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and
Bloomberg does not approve, endorse, review, or recommend Schwab 5-10 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 5-10 Year Corporate Bond ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US 5-10 Year Corporate Bond Index. The fund does not seek to track the regulatory index.
Schwab 5-10 Year Corporate Bond ETF | Semiannual Report
1
REG124711-02  00326947

Statistics

Net Assets (millions)	$11,609
Number of Holdings (excludes derivatives)	2,328
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	23%
Weighted Average Maturity (Source: Aladdin)	7.5 Yrs
Weighted Average Duration (Source: Aladdin)	6.0 Yrs
Portfolio Composition By Security Type % of Investments
1

Portfolio holdings may have changed since the report date.
1
Excludes derivatives.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab 5-10 Year Corporate Bond ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab 5-10 Year Corporate Bond ETF | Semiannual Report
3

Semiannual Report |
June 30, 2026

Schwab Municipal Bond ETF

Ticker Symbol: SCMB

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Bond ETF	$2	0.03% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab Municipal Bond ETF (10/12/2022) 1,2	1.94%	6.49%	4.20%
Bloomberg Municipal Bond Index 3	2.32%	7.03%	4.63%
ICE AMT-Free Core U.S. National Municipal Index	2.12%	6.76%	4.28%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
“ICE
®
” is a registered trademark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the ICE AMT-Free Core U.S. National Municipal Index
(“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab Municipal Bond ETF. The Schwab
Municipal Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and
its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab Municipal Bond ETF.
*
Inception (10/12/2022) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE AMT-Free Core U.S. National Municipal Index. The fund does not seek to track the regulatory index.
Schwab Municipal Bond ETF | Semiannual Report
1
REG124714-02  00326966

Statistics

Net Assets (millions)	$3,981
Number of Holdings	6,851
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	4%
Weighted Average Maturity (Source: Aladdin)	7.5 Yrs
Weighted Average Duration (Source: Aladdin)	6.6 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
2
Schwab Municipal Bond ETF | Semiannual Re
port

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Municipal Bond ETF | Semiannual Report
3

Semiannual Report |
June 30, 2026

Schwab Core Bond ETF

Ticker Symbol: SCCR

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Core Bond ETF	$8	0.16% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab Core Bond ETF (02/05/2025) 1,2	0.91%	4.44%	5.73%
Bloomberg US Aggregate Bond Index	0.62%	3.79%	5.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (02/05/2025) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
Schwab Core Bond ETF | Semiannual Report
1
REG128065-01  00326957

Statistics

Net Assets (millions)	$1,497
Number of Holdings	548
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	48%
Weighted Average Maturity (Source: Aladdin)	8.1 Yrs
Weighted Average Duration (Source: Aladdin)	5.8 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Core Bond ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Core Bond ETF | Semiannual Report
3

Semiannual Report |
June 30, 2026

Schwab Ultra-Short Income ETF

Ticker Symbol: SCUS

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Ultra-Short Income ETF	$7	0.14% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab Ultra-Short Income ETF (08/13/2024) 1,2	1.69%	3.99%	4.43%
Bloomberg US Aggregate Bond Index 3	0.62%	3.79%	3.44%
ICE BofA US 3-Month Treasury Bill Index	1.74%	3.84%	4.19%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (08/13/2024) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The ICE BofA US 3-Month Treasury
Bill Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
Schwab Ultra-Short Income ETF | Semiannual Report
1
REG128064-01  00326977

Statistics

Net Assets (millions)	$242
Number of Holdings	154
Portfolio Turnover Rate (not annualized)	19%
Weighted Average Maturity (Source: Aladdin)	0.8 Yr
Weighted Average Duration (Source: Aladdin)	0.7 Yr
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
2
Schwab Ultra-Short Income ETF | Semiannual
Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Ultra-Short Income ETF | Semiannual Report
3

Semiannual Report |
June 30, 2026

Schwab Government Money Market ETF

Ticker Symbol: SGVT

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Market ETF	$14	0.28% *
*
Annualized.

Statistics

Net Assets (millions)	$777
Number of Holdings	213
Weighted Average Maturity	39 Days
30-Day SEC Yield	3.41%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Because the share price and net asset value (NAV) of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will prov ide
financial
support to the fund at any time.
Portfolio holdings may have changed since the report date.
Schwab Government Money Market ETF | Semiannual Report
1
REG128066-01  00326961

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Government Money Market ETF | Semiannual Report

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Holdings and Financial Statements | June 30, 2026
Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF	SCHP
Schwab Short-Term U.S. Treasury ETF	SCHO
Schwab Intermediate-Term U.S. Treasury ETF	SCHR
Schwab Long-Term U.S. Treasury ETF	SCHQ
Schwab U.S. Aggregate Bond ETF	SCHZ
Schwab 1-5 Year Corporate Bond ETF	SCHJ
Schwab 5-10 Year Corporate Bond ETF	SCHI
Schwab Municipal Bond ETF	SCMB

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. TIPS ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24[1,2]	1/1/23– 12/31/23[1]	1/1/22– 12/31/22[1]	1/1/21– 12/31/21[1]
Per-Share Data
Net asset value at beginning of period	$26.49	$25.81	$26.08	$25.89	$31.42	$31.03
Income (loss) from investment operations:
Net investment income (loss)[3]	0.80	1.11	0.77	0.75	1.81	1.47
Net realized and unrealized gains (losses)	(0.46)	0.64	(0.27)	0.23	(5.47)	0.30
Total from investment operations	0.34	1.75	0.50	0.98	(3.66)	1.77
Less distributions:
Distributions from net investment income	(0.33)	(1.07)	(0.77)	(0.79)	(1.87)	(1.38)
Net asset value at end of period	$26.50	$26.49	$25.81	$26.08	$25.89	$31.42
Total return	1.26%*	6.85%	1.95%	3.87%	(11.96%)	5.80%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%**	0.03%	0.03%	0.04%[4]	0.05%[5,6]	0.05%
Net investment income (loss)	6.07%**	4.17%	2.95%	2.88%	6.34%	4.69%
Portfolio turnover rate[7]	12%*	23%	24%	26%	18%	19%
Net assets, end of period (x 1,000,000)	$16,547	$14,631	$11,489	$11,420	$13,832	$21,304

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]
Per share data amounts previously presented for Net investment income (loss), Net realized and unrealized gains (losses), Total from investment operations, and
Distributions from net investment income have been revised to fully reflect the required retroactive adjustment for the share split effective after the close of U.S. markets on
October 10, 2024. These revisions do not have any impact on total return, shares outstanding at end of period, and beginning and ending net asset value.

[3]	Calculated based on the average shares outstanding during the period.
[4]	Effective September 25, 2023, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2023, is a blended ratio.
[5]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. TIPS ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued). Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted by the rate of inflation. The coupon rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.5% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.38%, 07/15/27	438,901,167	431,657,581
1.63%, 10/15/27	498,562,562	496,206,076
0.50%, 01/15/28	449,154,707	437,767,935
1.75%, 01/15/28	184,546,889	183,314,173
1.25%, 04/15/28	491,370,543	483,481,742
3.63%, 04/15/28	190,200,269	195,040,717
0.75%, 07/15/28	389,348,433	380,770,601
2.38%, 10/15/28	505,828,780	511,302,004
0.88%, 01/15/29	337,386,812	328,233,875
2.50%, 01/15/29	172,121,191	174,326,494
2.13%, 04/15/29	512,518,468	514,090,060
3.88%, 04/15/29	217,978,795	228,954,368
0.25%, 07/15/29	397,896,398	379,571,403
1.63%, 10/15/29	536,775,187	533,168,728
0.13%, 01/15/30	449,432,664	422,098,030
1.63%, 04/15/30	551,758,209	545,119,868
0.13%, 07/15/30	486,144,559	454,288,799
1.13%, 10/15/30	570,315,827	553,896,970
0.13%, 01/15/31	510,382,404	471,495,649
0.13%, 07/15/31	515,354,331	473,260,349
0.13%, 01/15/32	564,030,178	510,722,716
3.38%, 04/15/32	80,059,881	86,225,430
0.63%, 07/15/32	584,162,083	541,331,138
1.13%, 01/15/33	578,454,378	547,305,963
1.38%, 07/15/33	566,378,547	543,480,037
1.75%, 01/15/34	600,370,408	586,791,716
1.88%, 07/15/34	623,278,451	614,489,252
2.13%, 01/15/35	653,876,085	652,752,236
1.88%, 07/15/35	677,265,817	662,503,542
1.88%, 01/15/36	670,863,667	651,943,219
2.13%, 02/15/40	101,386,594	97,905,390
2.13%, 02/15/41	151,239,028	144,604,597
0.75%, 02/15/42	237,147,977	181,098,607
0.63%, 02/15/43	191,859,276	140,057,272
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.38%, 02/15/44	263,039,101	214,952,265
0.75%, 02/15/45	289,359,344	205,767,272
1.00%, 02/15/46	148,110,475	108,858,307
0.88%, 02/15/47	182,264,902	128,290,284
1.00%, 02/15/48	132,070,961	94,092,822
1.00%, 02/15/49	120,053,342	84,398,437
0.25%, 02/15/50	186,949,081	105,429,058
0.13%, 02/15/51	183,761,574	97,289,550
0.13%, 02/15/52	220,720,728	114,360,927
1.50%, 02/15/53	200,120,943	152,185,723
2.13%, 02/15/54	203,496,581	177,940,272
2.38%, 02/15/55	199,034,799	183,384,133
2.38%, 02/15/56	102,603,123	94,637,353
U.S. Treasury Inflation-Indexed Notes
1.25%, 04/15/31	566,318,516	548,831,218
Total Treasuries (Cost $17,318,710,061)		16,469,674,158

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58% (a)	106,330	106,330
Total Short-Term Investments (Cost $106,330)		106,330
Total Investments in Securities (Cost $17,318,816,391)		16,469,780,488

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$16,469,674,158	$—	$16,469,674,158
Short-Term Investments[1]	106,330	—	—	106,330
Total	$106,330	$16,469,674,158	$—	$16,469,780,488

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. TIPS ETF
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $17,318,816,391)		$16,469,780,488
Receivables:
Investments sold		259,555,925
Interest		77,876,573
Fund shares sold		29,151,079
Dividends	+	35,308
Total assets		16,836,399,373

Liabilities
Payables:
Investments bought		288,798,666
Management fees	+	392,473
Total liabilities		289,191,139
Net assets		$16,547,208,234

Net Assets by Source
Capital received from investors		$18,479,263,025
Total distributable loss	+	(1,932,054,791)
Net assets		$16,547,208,234

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$16,547,208,234		624,400,000		$26.50

See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. TIPS ETF
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$468,233,266
Dividends received from securities - unaffiliated issuers	+	219,775
Total investment income		468,453,041

Expenses
Management fees		2,303,671
Total expenses	–	2,303,671
Net investment income		466,149,370

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(85,874,737)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers	+	1,498,310
Net realized losses		(84,376,427)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(193,414,522)
Net realized and unrealized losses		(277,790,949)
Increase in net assets resulting from operations		$188,358,421
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. TIPS ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		1/1/25-12/31/25
Net investment income		$466,149,370	$553,568,335
Net realized losses		(84,376,427)	(172,879,224)
Net change in unrealized appreciation (depreciation)	+	(193,414,522)	454,953,785
Increase in net assets resulting from operations		$188,358,421	$835,642,896

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($190,551,400 )	($552,426,290 )

TRANSACTIONS IN FUND SHARES
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		123,900,000	$3,300,932,583	187,800,000	$5,007,462,941
Shares redeemed	+	(51,800,000)	(1,382,976,668)	(80,700,000)	(2,148,288,688)
Net transactions in fund shares		72,100,000	$1,917,955,915	107,100,000	$2,859,174,253

SHARES OUTSTANDING AND NET ASSETS
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		552,300,000	$14,631,445,298	445,200,000	$11,489,054,439
Total increase	+	72,100,000	1,915,762,936	107,100,000	3,142,390,859
End of period		624,400,000	$16,547,208,234	552,300,000	$14,631,445,298
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24[1,2]	1/1/23– 12/31/23[1]	1/1/22– 12/31/22[1]	1/1/21– 12/31/21[1]
Per-Share Data
Net asset value at beginning of period	$24.36	$24.14	$24.22	$24.12	$25.42	$25.70
Income (loss) from investment operations:
Net investment income (loss)[3]	0.46	0.99	1.03	0.91	0.34	0.11
Net realized and unrealized gains (losses)	(0.31)	0.22	(0.08)	0.10	(1.32)	(0.28)
Total from investment operations	0.15	1.21	0.95	1.01	(0.98)	(0.17)
Less distributions:
Distributions from net investment income	(0.38)	(0.99)	(1.03)	(0.91)	(0.32)	(0.11)
Net asset value at end of period	$24.13	$24.36	$24.14	$24.22	$24.12	$25.42
Total return	0.63%*	5.10%	4.04%	4.26%	(3.85%)	(0.66%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%**	0.03%	0.03%	0.03%	0.04%[4,5]	0.05%[6]
Net investment income (loss)	3.80%**	4.06%	4.25%	3.78%	1.39%	0.41%
Portfolio turnover rate[7]	31%*	67%	67%	81%	106%	73%
Net assets, end of period (x 1,000,000)	$12,615	$11,905	$11,230	$11,900	$10,256	$8,956

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]
Per share data amounts previously presented for Net investment income (loss), Net realized and unrealized gains (losses), Total from investment operations, and
Distributions from net investment income have been revised to fully reflect the required retroactive adjustment for the share split effective after the close of U.S. markets on
October 10, 2024. These revisions do not have any impact on total return, shares outstanding at end of period, and beginning and ending net asset value.

[3]	Calculated based on the average shares outstanding during the period.
[4]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021, is a blended ratio.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued). The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.3% OF NET ASSETS
U.S. Treasury Bonds
6.38%, 08/15/27	9,011,100	9,241,129
6.13%, 11/15/27	19,294,900	19,804,029
5.50%, 08/15/28	11,498,800	11,815,915
5.25%, 11/15/28	19,184,700	19,662,819
5.25%, 02/15/29	10,613,500	10,927,345
U.S. Treasury Notes
4.38%, 07/15/27	134,226,900	134,570,332
0.38%, 07/31/27	107,421,400	103,189,585
2.75%, 07/31/27	111,392,400	109,771,554
3.88%, 07/31/27	168,803,500	168,338,630
2.25%, 08/15/27	106,981,900	104,777,488
3.75%, 08/15/27	135,987,500	135,419,114
0.50%, 08/31/27	92,182,700	88,408,971
3.13%, 08/31/27	106,428,800	105,225,240
3.63%, 08/31/27	164,069,500	163,140,201
3.38%, 09/15/27	143,894,300	142,595,878
0.38%, 09/30/27	118,299,700	112,930,003
3.50%, 09/30/27	171,184,400	169,847,022
4.13%, 09/30/27	109,159,200	109,129,352
3.88%, 10/15/27	141,039,300	140,540,704
0.50%, 10/31/27	114,416,500	109,048,758
3.50%, 10/31/27	167,411,900	165,986,284
4.13%, 10/31/27	105,721,300	105,665,549
2.25%, 11/15/27	109,129,200	106,379,656
4.13%, 11/15/27	140,881,800	140,807,507
0.63%, 11/30/27	122,675,600	116,779,024
3.38%, 11/30/27	170,911,200	169,085,255
3.88%, 11/30/27	100,645,600	100,258,350
4.00%, 12/15/27	143,834,300	143,508,426
0.63%, 12/31/27	136,380,800	129,444,559
3.38%, 12/31/27	171,180,500	169,224,629
3.88%, 12/31/27	106,680,600	106,238,876
4.25%, 01/15/28	143,892,700	144,055,703
0.75%, 01/31/28	150,753,600	142,918,534
3.50%, 01/31/28	277,272,200	274,429,076
2.75%, 02/15/28	148,014,000	144,753,067
4.25%, 02/15/28	141,906,100	142,077,940
1.13%, 02/29/28	153,811,500	146,373,273
3.38%, 02/29/28	171,180,100	169,050,378
4.00%, 02/29/28	105,191,500	104,920,304
3.88%, 03/15/28	143,393,900	142,718,941
1.25%, 03/31/28	137,793,900	131,089,904
3.63%, 03/31/28	106,680,600	105,709,640
3.88%, 03/31/28	171,180,200	170,351,046
3.75%, 04/15/28	143,890,400	142,870,240
1.25%, 04/30/28	152,715,500	144,960,416
3.50%, 04/30/28	106,647,200	105,403,677
3.75%, 04/30/28	171,206,600	169,986,084
2.88%, 05/15/28	153,744,300	150,206,980
3.75%, 05/15/28	143,397,600	142,344,524
1.25%, 05/31/28	151,766,500	143,721,690
3.63%, 05/31/28	99,985,000	99,008,585
4.00%, 05/31/28	171,186,000	170,704,539
3.88%, 06/15/28	143,894,700	143,130,259
1.25%, 06/30/28	140,456,600	132,701,311
4.00%, 06/30/28	106,680,600	106,361,809
4.13%, 06/30/28	171,025,400	170,945,232
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 07/15/28	143,895,400	143,085,988
1.00%, 07/31/28	148,266,400	139,022,917
4.13%, 07/31/28	106,680,600	106,609,758
2.88%, 08/15/28	155,184,000	151,171,040
3.63%, 08/15/28	143,893,000	142,330,413
1.13%, 08/31/28	148,805,600	139,540,127
4.38%, 08/31/28	113,808,600	114,302,067
3.38%, 09/15/28	143,892,300	141,520,326
1.25%, 09/30/28	150,986,400	141,626,422
4.63%, 09/30/28	121,567,200	122,754,380
3.50%, 10/15/28	143,893,200	141,813,494
1.38%, 10/31/28	141,274,300	132,599,175
4.88%, 10/31/28	128,609,100	130,608,570
3.13%, 11/15/28	148,195,000	144,756,414
3.50%, 11/15/28	143,893,400	141,746,241
1.50%, 11/30/28	140,945,300	132,405,997
4.38%, 11/30/28	135,017,500	135,655,668
3.50%, 12/15/28	143,894,800	141,685,790
1.38%, 12/31/28	138,932,200	129,825,629
3.75%, 12/31/28	143,884,900	142,474,153
3.50%, 01/15/29	143,894,000	141,595,069
1.75%, 01/31/29	130,335,300	122,683,192
4.00%, 01/31/29	150,815,200	150,196,622
2.63%, 02/15/29	146,932,300	141,364,944
3.50%, 02/15/29	143,893,400	141,527,029
1.88%, 02/28/29	120,192,100	113,323,309
4.25%, 02/28/29	158,028,300	158,373,987
3.50%, 03/15/29	143,893,300	141,493,204
2.38%, 03/31/29	116,412,400	111,064,705
4.13%, 03/31/29	166,222,300	166,059,974
3.88%, 04/15/29	143,893,800	142,820,217
2.88%, 04/30/29	105,895,800	102,288,724
4.63%, 04/30/29	173,416,400	175,529,912
2.38%, 05/15/29	121,363,800	115,575,316
3.88%, 05/15/29	143,895,000	142,810,167
2.75%, 05/31/29	98,946,800	95,158,993
4.50%, 05/31/29	170,726,600	172,293,817
4.13%, 06/15/29	143,759,800	143,641,872
3.25%, 06/30/29	98,931,200	96,411,546
4.25%, 06/30/29	172,790,600	173,209,078
Total Treasuries (Cost $12,603,891,708)		12,525,511,582

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58% (a)	29,678,291	29,678,291
Total Short-Term Investments (Cost $29,678,291)		29,678,291
Total Investments in Securities (Cost $12,633,569,999)		12,555,189,873

(a)	The rate shown is the annualized 7-day yield.
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$12,525,511,582	$—	$12,525,511,582
Short-Term Investments[1]	29,678,291	—	—	29,678,291
Total	$29,678,291	$12,525,511,582	$—	$12,555,189,873

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $12,633,569,999)		$12,555,189,873
Receivables:
Investments sold		905,524,518
Interest		88,872,668
Fund shares sold		12,067,146
Dividends	+	35,140
Total assets		13,561,689,345

Liabilities
Payables:
Investments bought		596,430,962
Fund shares redeemed		349,947,219
Management fees	+	315,032
Total liabilities		946,693,213
Net assets		$12,614,996,132

Net Assets by Source
Capital received from investors		$13,189,190,976
Total distributable loss	+	(574,194,844)
Net assets		$12,614,996,132

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$12,614,996,132		522,700,000		$24.13

See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$230,102,025
Dividends received from securities - unaffiliated issuers	+	209,762
Total investment income		230,311,787

Expenses
Management fees		1,806,237
Total expenses	–	1,806,237
Net investment income		228,505,550

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(10,370,804)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers	+	17,610,303
Net realized gains		7,239,499
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(156,120,289)
Net realized and unrealized losses		(148,880,790)
Increase in net assets resulting from operations		$79,624,760
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		1/1/25-12/31/25
Net investment income		$228,505,550	$457,313,599
Net realized gains		7,239,499	35,712,112
Net change in unrealized appreciation (depreciation)	+	(156,120,289)	71,348,826
Increase in net assets resulting from operations		$79,624,760	$564,374,537

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($189,878,040 )	($457,262,100 )

TRANSACTIONS IN FUND SHARES
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		179,100,000	$4,344,863,897	314,400,000	$7,652,525,628
Shares redeemed	+	(145,100,000)	(3,524,672,471)	(291,000,000)	(7,084,635,712)
Net transactions in fund shares		34,000,000	$820,191,426	23,400,000	$567,889,916

SHARES OUTSTANDING AND NET ASSETS
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		488,700,000	$11,905,057,986	465,300,000	$11,230,055,633
Total increase	+	34,000,000	709,938,146	23,400,000	675,002,353
End of period		522,700,000	$12,614,996,132	488,700,000	$11,905,057,986
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24[1,2]	1/1/23– 12/31/23[1]	1/1/22– 12/31/22[1]	1/1/21– 12/31/21[1]
Per-Share Data
Net asset value at beginning of period	$25.07	$24.27	$24.86	$24.61	$28.08	$29.11
Income (loss) from investment operations:
Net investment income (loss)[3]	0.48	0.97	0.92	0.79	0.56	0.28
Net realized and unrealized gains (losses)	(0.48)	0.80	(0.59)	0.25	(3.53)	(1.03)
Total from investment operations	—	1.77	0.33	1.04	(2.97)	(0.75)
Less distributions:
Distributions from net investment income	(0.40)	(0.97)	(0.92)	(0.79)	(0.50)	(0.28)
Net asset value at end of period	$24.67	$25.07	$24.27	$24.86	$24.61	$28.08
Total return	0.01%*	7.37%	1.33%	4.29%	(10.63%)	(2.57%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%**	0.03%	0.03%	0.03%	0.04%[4,5]	0.05%[6]
Net investment income (loss)	3.91%**	3.90%	3.76%	3.20%	2.18%	0.97%
Portfolio turnover rate[7]	24%*	42%	38%	56%	88%	56%
Net assets, end of period (x 1,000,000)	$13,386	$12,200	$10,078	$7,878	$7,555	$3,712

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]
Per share data amounts previously presented for Net investment income (loss), Net realized and unrealized gains (losses), Total from investment operations, and
Distributions from net investment income have been revised to fully reflect the required retroactive adjustment for the share split effective after the close of U.S. markets on
October 10, 2024. These revisions do not have any impact on total return, shares outstanding at end of period, and beginning and ending net asset value.

[3]	Calculated based on the average shares outstanding during the period.
[4]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021, is a blended ratio.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued). The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.2% OF NET ASSETS
U.S. Treasury Bonds
6.13%, 08/15/29	8,441,400	8,924,802
6.25%, 05/15/30	13,584,900	14,583,072
5.38%, 02/15/31	17,077,400	17,923,932
4.50%, 02/15/36	17,637,200	17,863,177
U.S. Treasury Notes
1.63%, 08/15/29	95,889,700	88,877,766
3.13%, 08/31/29	171,924,400	166,665,931
3.63%, 08/31/29	278,752,800	274,331,956
3.50%, 09/30/29	147,335,600	144,371,622
3.88%, 09/30/29	75,442,600	74,773,636
4.00%, 10/31/29	73,595,900	73,204,922
4.13%, 10/31/29	146,904,500	146,692,177
1.75%, 11/15/29	71,801,100	66,435,651
3.88%, 11/30/29	72,442,400	71,757,593
4.13%, 11/30/29	147,587,600	147,374,290
3.88%, 12/31/29	72,269,900	71,561,316
4.38%, 12/31/29	146,957,600	147,916,269
3.50%, 01/31/30	71,764,600	70,161,110
4.25%, 01/31/30	147,586,000	147,926,140
1.50%, 02/15/30	122,088,200	111,243,335
4.00%, 02/28/30	220,467,400	219,166,986
3.63%, 03/31/30	71,674,100	70,293,814
4.00%, 03/31/30	147,496,600	146,568,985
3.50%, 04/30/30	72,998,800	71,242,266
3.88%, 04/30/30	147,589,200	146,003,769
0.63%, 05/15/30	168,145,900	146,937,185
3.75%, 05/31/30	71,941,700	70,814,801
4.00%, 05/31/30	147,585,900	146,600,072
3.75%, 06/30/30	71,893,000	70,738,780
3.88%, 06/30/30	147,588,400	145,893,440
3.88%, 07/31/30	147,588,700	145,859,145
4.00%, 07/31/30	71,173,200	70,664,423
0.63%, 08/15/30	219,459,100	190,089,301
3.63%, 08/31/30	147,587,600	144,393,713
4.13%, 08/31/30	75,896,800	75,692,235
3.63%, 09/30/30	146,678,200	143,452,425
4.63%, 09/30/30	77,396,000	78,668,801
3.63%, 10/31/30	147,464,900	144,135,420
4.88%, 10/31/30	78,492,600	80,568,361
0.88%, 11/15/30	229,293,900	199,145,336
3.50%, 11/30/30	147,588,900	143,461,023
4.38%, 11/30/30	82,144,700	82,712,653
3.63%, 12/31/30	147,587,700	144,128,613
3.75%, 12/31/30	83,147,100	81,607,580
3.75%, 01/31/31	147,588,800	144,821,510
4.00%, 01/31/31	83,090,400	82,379,587
1.13%, 02/15/31	221,810,700	193,581,824
3.50%, 02/28/31	147,586,900	143,263,066
4.25%, 02/28/31	82,961,800	83,120,594
3.88%, 03/31/31	147,588,000	145,518,309
4.13%, 03/31/31	89,289,900	88,972,502
3.88%, 04/30/31	147,588,200	145,489,680
4.63%, 04/30/31	92,444,400	94,109,121
1.63%, 05/15/31	213,724,900	189,647,454
4.13%, 05/31/31	147,588,300	147,075,200
4.63%, 05/31/31	91,927,600	93,593,788
4.13%, 06/30/31	146,000,000	145,492,422
4.25%, 06/30/31	92,717,000	92,865,492
4.13%, 07/31/31	91,744,200	91,375,073
1.25%, 08/15/31	238,980,900	206,587,787
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 08/31/31	92,768,700	90,750,256
3.63%, 09/30/31	92,754,600	90,171,240
4.13%, 10/31/31	92,670,600	92,225,347
1.38%, 11/15/31	233,896,900	202,037,583
4.13%, 11/30/31	92,663,100	92,181,687
4.50%, 12/31/31	92,296,900	93,490,270
4.38%, 01/31/32	92,758,800	93,367,530
1.88%, 02/15/32	220,020,700	194,125,296
4.13%, 02/29/32	92,770,500	92,219,675
4.13%, 03/31/32	92,768,700	92,181,649
4.00%, 04/30/32	92,769,800	91,563,068
2.88%, 05/15/32	213,800,300	198,516,920
4.13%, 05/31/32	92,770,700	92,125,654
4.00%, 06/30/32	92,768,800	91,482,357
4.00%, 07/31/32	92,603,200	91,275,646
2.75%, 08/15/32	205,305,600	188,584,422
3.88%, 08/31/32	92,769,300	90,783,457
3.88%, 09/30/32	92,772,900	90,728,997
3.75%, 10/31/32	92,768,700	90,036,372
4.13%, 11/15/32	208,693,100	206,867,035
3.75%, 11/30/32	92,769,000	90,000,425
3.88%, 12/31/32	92,767,300	90,593,066
4.00%, 01/31/33	92,768,800	91,203,327
3.50%, 02/15/33	208,472,100	198,936,130
3.75%, 02/28/33	92,770,100	89,863,787
4.25%, 03/31/33	92,769,000	92,500,840
4.13%, 04/30/33	92,768,500	91,775,588
3.38%, 05/15/33	208,303,900	196,773,954
4.25%, 05/31/33	92,770,300	92,451,402
4.25%, 06/30/33	92,616,200	92,276,125
3.88%, 08/15/33	226,284,900	220,079,745
4.50%, 11/15/33	240,204,100	242,643,673
4.00%, 02/15/34	251,624,100	245,883,925
4.38%, 05/15/34	252,749,100	252,867,576
3.88%, 08/15/34	252,678,900	244,111,506
4.25%, 11/15/34	253,005,300	250,593,843
4.63%, 02/15/35	252,558,400	256,623,012
4.25%, 05/15/35	252,981,200	250,056,105
4.25%, 08/15/35	252,915,900	249,734,694
4.00%, 11/15/35	252,897,400	244,658,478
4.13%, 02/15/36	253,004,200	246,936,054
4.38%, 05/15/36	170,641,800	169,775,260
Total Treasuries (Cost $13,429,630,006)		13,274,374,209

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58% (a)	25,924,352	25,924,352
Total Short-Term Investments (Cost $25,924,352)		25,924,352
Total Investments in Securities (Cost $13,455,554,358)		13,300,298,561

(a)	The rate shown is the annualized 7-day yield.
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$13,274,374,209	$—	$13,274,374,209
Short-Term Investments[1]	25,924,352	—	—	25,924,352
Total	$25,924,352	$13,274,374,209	$—	$13,300,298,561

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $13,455,554,358)		$13,300,298,561
Receivables:
Investments sold		520,611,400
Interest		107,868,222
Fund shares sold		7,399,889
Dividends	+	28,799
Total assets		13,936,206,871

Liabilities
Payables:
Investments bought		549,483,401
Management fees	+	323,928
Total liabilities		549,807,329
Net assets		$13,386,399,542

Net Assets by Source
Capital received from investors		$14,249,839,364
Total distributable loss	+	(863,439,822)
Net assets		$13,386,399,542

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$13,386,399,542		542,700,000		$24.67

See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$249,836,088
Dividends received from securities - unaffiliated issuers	+	249,263
Total investment income		250,085,351

Expenses
Management fees		1,902,101
Total expenses	–	1,902,101
Net investment income		248,183,250

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(24,645,116)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers	+	15,540,959
Net realized losses		(9,104,157)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(237,089,743)
Net realized and unrealized losses		(246,193,900)
Increase in net assets resulting from operations		$1,989,350
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		1/1/25-12/31/25
Net investment income		$248,183,250	$428,599,290
Net realized losses		(9,104,157)	(3,141,571)
Net change in unrealized appreciation (depreciation)	+	(237,089,743)	340,685,732
Increase in net assets resulting from operations		$1,989,350	$766,143,451

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($207,089,910 )	($428,517,250 )

TRANSACTIONS IN FUND SHARES
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		109,300,000	$2,723,936,528	216,900,000	$5,426,655,959
Shares redeemed	+	(53,200,000)	(1,332,100,441)	(145,500,000)	(3,642,599,446)
Net transactions in fund shares		56,100,000	$1,391,836,087	71,400,000	$1,784,056,513

SHARES OUTSTANDING AND NET ASSETS
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		486,600,000	$12,199,664,015	415,200,000	$10,077,981,301
Total increase	+	56,100,000	1,186,735,527	71,400,000	2,121,682,714
End of period		542,700,000	$13,386,399,542	486,600,000	$12,199,664,015
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$31.69	$31.47	$35.07	$35.28	$51.26	$54.87
Income (loss) from investment operations:
Net investment income (loss)[1]	0.73	1.46	1.45	1.40	1.12	0.86
Net realized and unrealized gains (losses)	(0.47)	0.20 [2]	(3.61)	(0.28)[2]	(16.08)	(3.60)
Total from investment operations	0.26	1.66	(2.16)	1.12	(14.96)	(2.74)
Less distributions:
Distributions from net investment income	(0.65)	(1.44)	(1.44)	(1.33)	(1.02)	(0.87)
Net asset value at end of period	$31.30	$31.69	$31.47	$35.07	$35.28	$51.26
Total return	0.83%*	5.33%	(6.30%)	3.29%	(29.42%)	(4.96%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%**	0.03%	0.03%	0.03%	0.04%[3,4]	0.05%[5]
Net investment income (loss)	4.67%**	4.58%	4.34%	4.11%	2.83%	1.70%
Portfolio turnover rate[6]	8%*	19%	21%	35%	41%	68%
Net assets, end of period (x 1,000,000)	$782	$1,002	$708	$621	$189	$100

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021, is a blended ratio.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued). The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.0% OF NET ASSETS
U.S. Treasury Bonds
4.75%, 02/15/37	1,262,000	1,297,888
5.00%, 05/15/37	1,635,300	1,717,321
4.38%, 02/15/38	1,718,000	1,704,175
4.50%, 05/15/38	1,939,100	1,941,069
3.50%, 02/15/39	2,000,200	1,800,180
4.25%, 05/15/39	2,955,300	2,856,251
4.50%, 08/15/39	3,167,300	3,125,234
4.38%, 11/15/39	3,399,900	3,303,215
4.63%, 02/15/40	3,424,800	3,407,676
1.13%, 05/15/40	9,019,300	5,710,344
4.38%, 05/15/40	3,319,000	3,210,095
1.13%, 08/15/40	12,295,400	7,708,640
3.88%, 08/15/40	3,299,500	3,011,309
1.38%, 11/15/40	13,387,500	8,660,039
4.25%, 11/15/40	3,276,400	3,110,020
1.88%, 02/15/41	15,088,700	10,473,680
4.75%, 02/15/41	3,483,200	3,485,377
2.25%, 05/15/41	11,839,500	8,634,510
4.38%, 05/15/41	3,209,400	3,076,762
1.75%, 08/15/41	17,696,400	11,869,031
3.75%, 08/15/41	3,245,700	2,886,644
2.00%, 11/15/41	15,957,900	11,058,326
3.13%, 11/15/41	3,403,900	2,781,359
2.38%, 02/15/42	12,229,900	8,924,005
3.13%, 02/15/42	3,612,000	2,938,136
3.00%, 05/15/42	3,352,000	2,668,768
3.25%, 05/15/42	10,110,800	8,328,771
2.75%, 08/15/42	3,867,200	2,955,085
3.38%, 08/15/42	9,848,800	8,221,440
2.75%, 11/15/42	5,679,600	4,318,271
4.00%, 11/15/42	9,943,000	8,975,111
3.13%, 02/15/43	4,869,000	3,894,820
3.88%, 02/15/43	9,563,900	8,476,754
2.88%, 05/15/43	7,675,400	5,892,668
3.88%, 05/15/43	9,752,100	8,622,228
3.63%, 08/15/43	5,526,200	4,708,495
4.38%, 08/15/43	10,710,000	10,074,094
3.75%, 11/15/43	5,642,800	4,877,936
4.75%, 11/15/43	10,711,200	10,539,653
3.63%, 02/15/44	5,972,700	5,061,397
4.50%, 02/15/44	10,704,700	10,196,227
3.38%, 05/15/44	5,572,600	4,545,152
4.63%, 05/15/44	10,711,700	10,350,180
3.13%, 08/15/44	7,173,900	5,614,698
4.13%, 08/15/44	10,712,100	9,691,103
3.00%, 11/15/44	6,140,200	4,697,733
4.63%, 11/15/44	10,708,300	10,323,470
2.50%, 02/15/45	8,331,300	5,843,626
4.75%, 02/15/45	10,701,200	10,472,127
3.00%, 05/15/45	3,797,200	2,888,542
5.00%, 05/15/45	10,711,300	10,807,534
2.88%, 08/15/45	5,037,600	3,739,631
4.88%, 08/15/45	10,707,700	10,630,738
3.00%, 11/15/45	3,201,600	2,418,459
4.63%, 11/15/45	10,712,500	10,293,206
2.50%, 02/15/46	6,087,000	4,198,603
4.63%, 02/15/46	10,712,100	10,286,127
2.50%, 05/15/46	6,145,900	4,223,866
5.00%, 05/15/46	7,299,400	7,356,997
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 08/15/46	8,207,000	5,356,350
2.88%, 11/15/46	3,065,700	2,240,117
3.00%, 02/15/47	5,738,700	4,272,193
3.00%, 05/15/47	4,875,300	3,621,053
2.75%, 08/15/47	7,739,200	5,476,089
2.75%, 11/15/47	7,824,900	5,519,611
3.00%, 02/15/48	9,278,000	6,833,827
3.13%, 05/15/48	9,868,300	7,416,644
3.00%, 08/15/48	11,077,100	8,118,303
3.38%, 11/15/48	11,037,600	8,634,335
3.00%, 02/15/49	11,732,000	8,557,027
2.88%, 05/15/49	11,291,300	8,022,116
2.25%, 08/15/49	11,076,900	6,893,639
2.38%, 11/15/49	10,194,000	6,496,286
2.00%, 02/15/50	12,862,000	7,499,149
1.25%, 05/15/50	15,264,600	7,268,573
1.38%, 08/15/50	17,175,000	8,429,168
1.63%, 11/15/50	16,914,800	8,847,233
1.88%, 02/15/51	18,831,200	10,471,913
2.38%, 05/15/51	18,630,900	11,654,501
2.00%, 08/15/51	18,575,800	10,582,401
1.88%, 11/15/51	17,602,500	9,678,625
2.25%, 02/15/52	16,071,700	9,680,688
2.88%, 05/15/52	15,143,300	10,479,637
3.00%, 08/15/52	14,461,300	10,258,485
4.00%, 11/15/52	14,540,200	12,439,823
3.63%, 02/15/53	14,451,100	11,560,880
3.63%, 05/15/53	14,513,900	11,604,317
4.13%, 08/15/53	16,066,100	14,039,010
4.75%, 11/15/53	16,846,200	16,300,015
4.25%, 02/15/54	17,603,600	15,712,588
4.63%, 05/15/54	17,605,100	16,724,845
4.25%, 08/15/54	17,607,000	15,725,252
4.50%, 11/15/54	17,605,800	16,392,650
4.63%, 02/15/55	17,604,100	16,734,898
4.75%, 05/15/55	17,601,900	17,077,969
4.75%, 08/15/55	17,592,100	17,078,081
4.63%, 11/15/55	17,602,200	16,752,344
4.75%, 02/15/56	17,606,500	17,109,942
5.00%, 05/15/56	11,815,500	11,946,578
Total Treasuries (Cost $826,014,641)		774,391,951

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58% (a)	8,114	8,114
Total Short-Term Investments (Cost $8,114)		8,114
Total Investments in Securities (Cost $826,022,755)		774,400,065

(a)	The rate shown is the annualized 7-day yield.
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$774,391,951	$—	$774,391,951
Short-Term Investments[1]	8,114	—	—	8,114
Total	$8,114	$774,391,951	$—	$774,400,065

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $826,022,755)		$774,400,065
Receivables:
Fund shares sold		23,474,426
Investments sold		8,680,649
Interest		8,122,109
Dividends	+	1,143
Total assets		814,678,392

Liabilities
Payables:
Investments bought		32,178,590
Management fees	+	18,746
Total liabilities		32,197,336
Net assets		$782,481,056

Net Assets by Source
Capital received from investors		$905,260,937
Total distributable loss	+	(122,779,881)
Net assets		$782,481,056

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$782,481,056		25,000,000		$31.30

See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$20,805,642
Dividends received from securities - unaffiliated issuers	+	32,392
Total investment income		20,838,034

Expenses
Management fees		133,105
Total expenses	–	133,105
Net investment income		20,704,929

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(9,398,637)
Net realized losses on sales of in-kind redemptions - unaffiliated issuers	+	(7,552,411)
Net realized losses		(16,951,048)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(562,547)
Net realized and unrealized losses		(17,513,595)
Increase in net assets resulting from operations		$3,191,334
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		1/1/25-12/31/25
Net investment income		$20,704,929	$38,483,988
Net realized losses		(16,951,048)	(17,597,569)
Net change in unrealized appreciation (depreciation)	+	(562,547)	14,286,351
Increase in net assets resulting from operations		$3,191,334	$35,172,770

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($18,151,660 )	($38,449,565 )

TRANSACTIONS IN FUND SHARES
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,250,000	$164,963,003	23,700,000	$758,894,899
Shares redeemed	+	(11,850,000)	(369,028,457)	(14,600,000)	(462,142,070)
Net transactions in fund shares		(6,600,000)	($204,065,454 )	9,100,000	$296,752,829

SHARES OUTSTANDING AND NET ASSETS
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		31,600,000	$1,001,506,836	22,500,000	$708,030,802
Total increase (decrease)	+	(6,600,000)	(219,025,780)	9,100,000	293,476,034
End of period		25,000,000	$782,481,056	31,600,000	$1,001,506,836
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24[1,2]	1/1/23– 12/31/23[1]	1/1/22– 12/31/22[1]	1/1/21– 12/31/21[1]
Per-Share Data
Net asset value at beginning of period	$23.37	$22.71	$23.32	$22.85	$26.96	$28.03
Income (loss) from investment operations:
Net investment income (loss)[3]	0.47	0.93	0.89	0.75	0.56	0.48
Net realized and unrealized gains (losses)	(0.30)	0.68	(0.60)	0.49	(4.07)	(0.96)
Total from investment operations	0.17	1.61	0.29	1.24	(3.51)	(0.48)
Less distributions:
Distributions from net investment income	(0.40)	(0.95)	(0.90)	(0.77)	(0.60)	(0.59)
Net asset value at end of period	$23.14	$23.37	$22.71	$23.32	$22.85	$26.96
Total return	0.73%*	7.19%	1.26%	5.53%	(13.09%)	(1.74%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%**	0.03%	0.03%	0.03%	0.04%[4,5]	0.04%
Net investment income (loss)	4.12%**	4.04%	3.87%	3.28%	2.29%	1.76%
Portfolio turnover rate[6,7]	20%*	37%	45%	63%	53%	48%
Net assets, end of period (x 1,000,000)	$10,602	$9,526	$8,441	$7,584	$6,805	$9,074

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]
Per share data amounts previously presented for Net investment income (loss), Net realized and unrealized gains (losses), Total from investment operations, and
Distributions from net investment income have been revised to fully reflect the required retroactive adjustment for the share split effective after the close of U.S. markets on
October 10, 2024. These revisions do not have any impact on total return, shares outstanding at end of period, and beginning and ending net asset value.

[3]	Calculated based on the average shares outstanding during the period.
[4]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	Portfolio turnover includes to-be-announced (TBA) transactions (if any).
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 23.7% OF NET ASSETS

Financial Institutions 7.6%
Banking 5.2%
Ally Financial, Inc.
7.10%, 11/15/27 (a)	240,000	247,243
2.20%, 11/02/28 (a)	445,000	420,387
6.99%, 06/13/29 (a)(b)	310,000	321,501
6.85%, 01/03/30 (a)(b)	290,000	301,545
8.00%, 11/01/31	840,000	934,196
5.55%, 07/31/33 (a)(b)	290,000	287,767
6.18%, 07/26/35 (a)(b)	245,000	249,256
American Express Co.
5.85%, 11/05/27 (a)	650,000	662,447
5.04%, 07/26/28 (a)(b)	375,000	377,243
4.01%, 02/09/29 (a)(b)	425,000	421,502
4.73%, 04/25/29 (a)(b)	400,000	401,124
4.05%, 05/03/29 (a)	375,000	371,655
4.35%, 07/20/29 (a)(b)	460,000	457,672
5.28%, 07/27/29 (a)(b)	515,000	521,834
5.53%, 04/25/30 (a)(b)	355,000	362,920
4.44%, 05/03/30 (a)(b)	700,000	695,814
5.09%, 01/30/31 (a)(b)	400,000	405,012
5.02%, 04/25/31 (a)(b)	435,000	439,502
6.49%, 10/30/31 (a)(b)	405,000	432,139
4.46%, 02/10/32 (a)(b)	325,000	320,379
4.99%, 05/26/33 (a)(b)	265,000	263,720
4.92%, 07/20/33 (a)(b)	510,000	509,964
4.42%, 08/03/33 (a)(b)	425,000	413,733
5.04%, 05/01/34 (a)(b)	465,000	466,111
5.63%, 07/28/34 (a)(b)	250,000	255,890
5.92%, 04/25/35 (a)(b)	245,000	254,979
5.28%, 07/26/35 (a)(b)	615,000	621,734
5.44%, 01/30/36 (a)(b)	375,000	382,703
5.67%, 04/25/36 (a)(b)	500,000	518,240
4.80%, 10/24/36 (a)(b)	690,000	669,369
4.05%, 12/03/42	480,000	405,898
Associated Banc-Corp.
6.46%, 08/29/30 (a)(b)	205,000	210,851
Australia & New Zealand Banking Group Ltd.
4.90%, 07/16/27	250,000	251,668
3.92%, 09/30/27	315,000	313,529
4.36%, 06/18/28	250,000	249,918
3.92%, 12/08/28	250,000	247,345
4.62%, 12/16/29	250,000	251,713
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (a)(b)	400,000	407,572
4.15%, 03/03/29	400,000	394,324
5.38%, 03/13/29	400,000	407,908
4.97%, 05/08/31	400,000	399,428
7.88%, 11/15/34 (a)(b)	200,000	227,446
6.03%, 03/13/35 (a)(b)	200,000	208,120
5.13%, 03/03/36	400,000	389,504
Banco Santander SA
5.29%, 08/18/27	800,000	806,256
3.80%, 02/23/28	400,000	394,984
4.38%, 04/12/28	400,000	398,448
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.37%, 07/15/28 (a)(b)	400,000	403,328
5.59%, 08/08/28	600,000	610,938
6.61%, 11/07/28	400,000	418,172
4.60%, 04/15/29	400,000	398,228
3.31%, 06/27/29	400,000	385,572
5.57%, 01/17/30	400,000	409,964
5.54%, 03/14/30 (a)(b)	400,000	407,848
3.49%, 05/28/30	400,000	380,968
4.55%, 11/06/30	400,000	394,024
2.75%, 12/03/30	400,000	362,888
2.96%, 03/25/31	200,000	183,416
4.87%, 04/15/31	400,000	397,896
5.44%, 07/15/31	600,000	615,810
3.23%, 11/22/32 (a)(b)	400,000	362,144
6.92%, 08/08/33	600,000	652,362
6.94%, 11/07/33	400,000	446,964
6.35%, 03/14/34	400,000	423,164
6.03%, 01/17/35	200,000	209,986
5.13%, 11/06/35	400,000	392,544
5.44%, 04/15/36	400,000	400,732
Bank of America Corp.
3.25%, 10/21/27 (a)	835,000	825,047
4.18%, 11/25/27 (a)	700,000	697,032
3.59%, 07/21/28 (a)(b)	675,000	668,689
4.95%, 07/22/28 (a)(b)	975,000	979,075
6.20%, 11/10/28 (a)(b)	725,000	740,276
3.42%, 12/20/28 (a)(b)	1,920,000	1,888,051
4.98%, 01/24/29 (a)(b)	1,050,000	1,055,890
3.97%, 03/05/29 (a)(b)	835,000	826,157
5.20%, 04/25/29 (a)(b)	1,130,000	1,140,735
4.62%, 05/09/29 (a)(b)	845,000	844,797
2.09%, 06/14/29 (a)(b)	1,025,000	975,974
4.27%, 07/23/29 (a)(b)	1,000,000	992,250
5.82%, 09/15/29 (a)(b)	880,000	900,566
3.97%, 02/07/30 (a)(b)	955,000	937,332
4.48%, 04/23/30 (a)(b)	1,085,000	1,078,306
3.19%, 07/23/30 (a)(b)	810,000	774,279
2.88%, 10/22/30 (a)(b)	580,000	547,160
5.16%, 01/24/31 (a)(b)	995,000	1,008,512
2.50%, 02/13/31 (a)(b)	1,290,000	1,192,450
2.59%, 04/29/31 (a)(b)	1,000,000	922,980
1.90%, 07/23/31 (a)(b)	845,000	754,669
1.92%, 10/24/31 (a)(b)	845,000	749,963
4.46%, 02/06/32 (a)(b)	900,000	884,205
2.65%, 03/11/32 (a)(b)	660,000	598,528
2.69%, 04/22/32 (a)(b)	1,465,000	1,327,451
4.70%, 04/23/32 (a)(b)	1,225,000	1,214,930
2.30%, 07/21/32 (a)(b)	1,170,000	1,033,683
2.57%, 10/20/32 (a)(b)	1,100,000	979,440
2.97%, 02/04/33 (a)(b)	1,250,000	1,128,662
4.57%, 04/27/33 (a)(b)	1,395,000	1,368,537
5.02%, 07/22/33 (a)(b)	1,600,000	1,602,640
5.29%, 04/25/34 (a)(b)	1,705,000	1,728,444
5.87%, 09/15/34 (a)(b)	1,220,000	1,275,193
5.47%, 01/23/35 (a)(b)	1,720,000	1,754,933
5.43%, 08/15/35 (a)(b)	895,000	899,099
5.52%, 10/25/35 (a)(b)	1,240,000	1,246,845
5.51%, 01/24/36 (a)(b)	1,160,000	1,185,184
5.74%, 02/12/36 (a)(b)	810,000	828,184
5.46%, 05/09/36 (a)(b)	635,000	648,411
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.48%, 09/21/36 (a)(b)	710,000	620,093
6.11%, 01/29/37	675,000	711,247
5.05%, 02/06/37 (a)(b)	1,250,000	1,231,225
3.85%, 03/08/37 (a)(b)	725,000	674,040
5.49%, 04/23/37 (a)(b)	1,000,000	997,850
4.24%, 04/24/38 (a)(b)	650,000	594,314
7.75%, 05/14/38	390,000	465,812
4.08%, 04/23/40 (a)(b)	490,000	429,583
2.68%, 06/19/41 (a)(b)	1,595,000	1,157,460
5.88%, 02/07/42	555,000	576,312
3.31%, 04/22/42 (a)(b)	1,095,000	849,610
5.00%, 01/21/44	650,000	611,630
4.88%, 04/01/44	160,000	149,058
4.75%, 04/21/45	225,000	200,736
4.44%, 01/20/48 (a)(b)	640,000	544,838
3.95%, 01/23/49 (a)(b)	480,000	376,752
4.33%, 03/15/50 (a)(b)	895,000	739,359
4.08%, 03/20/51 (a)(b)	1,850,000	1,465,496
2.83%, 10/24/51 (a)(b)	555,000	348,712
3.48%, 03/13/52 (a)(b)	530,000	378,017
2.97%, 07/21/52 (a)(b)	670,000	433,316
Bank of America NA
6.00%, 10/15/36	320,000	338,592
Bank of Montreal
4.70%, 09/14/27 (a)	355,000	356,189
5.20%, 02/01/28 (a)	350,000	353,738
4.06%, 09/22/28 (a)(b)	220,000	218,830
5.72%, 09/25/28 (a)	315,000	322,573
5.00%, 01/27/29 (a)(b)	255,000	256,747
4.34%, 03/19/30 (a)(b)	350,000	346,920
4.64%, 09/10/30 (a)(b)	500,000	498,815
5.51%, 06/04/31 (a)	285,000	294,123
4.35%, 09/22/31 (a)(b)	290,000	285,404
4.44%, 01/14/32 (a)(b)	340,000	334,121
4.88%, 06/02/32 (a)(b)	250,000	249,925
3.80%, 12/15/32 (a)(b)	579,000	570,078
3.09%, 01/10/37 (a)(b)	400,000	358,880
5.30%, 06/02/37 (a)(b)	425,000	425,629
Bank of New York Mellon
4.73%, 04/20/29 (a)(b)	400,000	401,804
Bank of New York Mellon Corp.
3.40%, 01/29/28 (a)	360,000	355,259
3.85%, 04/28/28	425,000	422,225
1.65%, 07/14/28 (a)	325,000	308,584
5.80%, 10/25/28 (a)(b)	400,000	406,988
3.00%, 10/30/28 (a)	185,000	178,660
3.85%, 04/26/29 (a)	255,000	251,565
3.30%, 08/23/29 (a)	330,000	317,232
6.32%, 10/25/29 (a)(b)	380,000	393,916
4.03%, 01/22/30 (a)(b)	390,000	384,583
4.98%, 03/14/30 (a)(b)	330,000	332,947
4.60%, 07/26/30 (a)(b)	160,000	159,992
1.65%, 01/28/31 (a)	345,000	305,328
4.94%, 02/11/31 (a)(b)	400,000	403,576
1.80%, 07/28/31 (a)	345,000	301,033
2.50%, 01/26/32 (a)	140,000	125,474
4.29%, 06/13/33 (a)(b)	385,000	373,669
5.83%, 10/25/33 (a)(b)	565,000	593,826
4.71%, 02/01/34 (a)(b)	515,000	507,151
4.97%, 04/26/34 (a)(b)	375,000	374,674
6.47%, 10/25/34 (a)(b)	340,000	369,913
5.19%, 03/14/35 (a)(b)	400,000	404,092
5.23%, 11/20/35 (a)(b)	175,000	177,525
5.32%, 06/06/36 (a)(b)	245,000	248,072
5.61%, 07/21/39 (a)(b)	140,000	143,156
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bank of Nova Scotia
5.25%, 06/12/28	245,000	248,967
4.40%, 09/08/28 (a)(b)	300,000	299,658
4.04%, 09/15/28 (a)(b)	375,000	372,911
4.93%, 02/14/29 (a)(b)	200,000	201,014
4.58%, 06/05/29 (a)(b)	350,000	349,062
5.45%, 08/01/29	280,000	287,218
4.85%, 02/01/30	365,000	367,347
4.25%, 02/02/30 (a)(b)	420,000	414,893
5.13%, 02/14/31 (a)(b)	530,000	536,005
2.15%, 08/01/31	425,000	375,632
4.34%, 09/15/31 (a)(b)	250,000	245,163
2.45%, 02/02/32	375,000	332,220
4.90%, 06/05/32 (a)(b)	350,000	349,181
4.74%, 11/10/32 (a)(b)	200,000	198,666
5.65%, 02/01/34	295,000	305,900
4.81%, 02/02/34 (a)(b)	340,000	334,934
4.59%, 05/04/37 (a)(b)	455,000	439,753
BankUnited, Inc.
5.13%, 06/11/30 (a)	280,000	278,034
Barclays PLC
4.34%, 01/10/28 (a)	425,000	423,461
4.84%, 05/09/28 (a)	600,000	600,534
5.50%, 08/09/28 (b)	610,000	615,484
4.84%, 09/10/28 (a)(b)	490,000	490,921
7.39%, 11/02/28 (a)(b)	430,000	444,775
5.09%, 02/25/29 (a)(b)	400,000	402,216
4.97%, 05/16/29 (a)(b)	610,000	612,367
6.49%, 09/13/29 (a)(b)	330,000	341,543
4.48%, 11/11/29 (a)(b)	530,000	526,401
5.69%, 03/12/30 (a)(b)	660,000	673,992
4.22%, 05/24/30 (a)(b)	205,000	201,511
5.09%, 06/20/30 (a)(b)	545,000	546,433
4.91%, 06/26/30 (a)(b)	400,000	400,232
4.94%, 09/10/30 (a)(b)	425,000	425,926
5.37%, 02/25/31 (a)(b)	550,000	557,760
2.65%, 06/24/31 (a)(b)	465,000	426,475
4.52%, 02/24/32 (a)(b)	400,000	390,884
2.67%, 03/10/32 (a)(b)	435,000	391,852
5.10%, 06/26/32 (a)(b)	500,000	499,725
2.89%, 11/24/32 (a)(b)	285,000	255,548
5.75%, 08/09/33 (b)	330,000	338,900
7.44%, 11/02/33 (a)(b)	700,000	780,976
6.22%, 05/09/34 (a)(b)	610,000	641,757
7.12%, 06/27/34 (a)(b)	410,000	449,065
6.69%, 09/13/34 (a)(b)	515,000	556,298
5.34%, 09/10/35 (a)(b)	585,000	581,174
3.56%, 09/23/35 (a)(b)	270,000	253,298
5.79%, 02/25/36 (a)(b)	740,000	754,016
5.21%, 02/24/37 (a)(b)	500,000	486,990
5.59%, 06/26/37 (a)(b)	500,000	499,440
3.81%, 03/10/42 (a)(b)	400,000	316,040
3.33%, 11/24/42 (a)(b)	460,000	345,189
5.25%, 08/17/45	505,000	475,321
5.86%, 08/11/46 (a)(b)	370,000	369,700
4.95%, 01/10/47	525,000	468,436
6.04%, 03/12/55 (a)(b)	375,000	390,371
Canadian Imperial Bank of Commerce
5.00%, 04/28/28 (a)	400,000	403,596
4.24%, 09/08/28 (a)(b)(c)	250,000	249,245
5.99%, 10/03/28 (a)	250,000	257,338
4.86%, 03/30/29 (a)(b)	435,000	436,962
5.26%, 04/08/29 (a)	385,000	391,306
4.72%, 06/16/29 (a)(b)	300,000	300,444
4.28%, 01/29/30 (a)(b)	600,000	593,622
4.63%, 09/11/30 (a)(b)	250,000	249,058
5.25%, 01/13/31 (a)(b)	250,000	253,720
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.58%, 09/08/31 (a)(b)	300,000	297,042
3.60%, 04/07/32 (a)	300,000	281,553
5.05%, 06/16/32 (a)(b)	300,000	301,374
6.09%, 10/03/33 (a)	415,000	441,577
Capital One Financial Corp.
3.80%, 01/31/28 (a)	545,000	538,455
5.47%, 02/01/29 (a)(b)	305,000	308,959
6.31%, 06/08/29 (a)(b)	500,000	514,380
5.70%, 02/01/30 (a)(b)	250,000	255,238
3.27%, 03/01/30 (a)(b)	455,000	438,138
5.25%, 07/26/30 (a)(b)	275,000	277,973
5.46%, 07/26/30 (a)(b)	270,000	274,509
4.49%, 09/11/31 (a)(b)	495,000	485,867
7.62%, 10/30/31 (a)(b)	525,000	575,941
4.72%, 01/30/32 (a)(b)	500,000	493,120
2.36%, 07/29/32 (a)(b)	395,000	343,010
2.62%, 11/02/32 (b)	230,000	203,688
6.70%, 11/29/32 (a)	275,000	298,859
5.27%, 05/10/33 (a)(b)	320,000	320,774
5.82%, 02/01/34 (a)(b)	370,000	380,231
6.38%, 06/08/34 (a)(b)	500,000	529,200
7.96%, 11/02/34 (a)(b)	280,000	322,123
6.05%, 02/01/35 (a)(b)	370,000	384,504
5.88%, 07/26/35 (a)(b)	370,000	380,530
6.18%, 01/30/36 (a)(b)	620,000	635,705
5.20%, 09/11/36 (a)(b)	445,000	434,129
5.40%, 01/30/37 (a)(b)	540,000	534,119
Capital One NA
4.65%, 09/13/28 (a)	395,000	395,739
2.70%, 02/06/30 (a)	285,000	266,421
Citibank NA
5.80%, 09/29/28 (a)	845,000	869,302
4.55%, 06/18/29 (a)(b)	550,000	549,477
4.84%, 08/06/29 (a)	550,000	554,576
4.91%, 05/29/30 (a)	810,000	819,193
4.85%, 06/18/32 (a)(b)	1,000,000	999,710
5.57%, 04/30/34 (a)	795,000	824,129
Citigroup, Inc.
4.45%, 09/29/27	1,350,000	1,348,218
6.63%, 01/15/28	155,000	160,007
3.67%, 07/24/28 (a)(b)	830,000	822,721
4.13%, 07/25/28	620,000	613,626
3.52%, 10/27/28 (a)(b)	755,000	744,913
4.79%, 03/04/29 (a)(b)	755,000	756,971
4.08%, 04/23/29 (a)(b)	625,000	619,350
5.17%, 02/13/30 (a)(b)	1,010,000	1,020,868
3.98%, 03/20/30 (a)(b)	845,000	828,928
4.54%, 09/19/30 (a)(b)	950,000	943,492
2.98%, 11/05/30 (a)(b)	705,000	665,999
2.67%, 01/29/31 (a)(b)	795,000	738,611
4.41%, 03/31/31 (a)(b)	1,350,000	1,330,884
4.95%, 05/07/31 (a)(b)	750,000	752,730
2.57%, 06/03/31 (a)(b)	1,120,000	1,029,112
4.50%, 09/11/31 (a)(b)	890,000	878,279
2.56%, 05/01/32 (a)(b)	1,045,000	939,706
6.63%, 06/15/32	310,000	337,144
2.52%, 11/03/32 (a)(b)	575,000	509,663
3.06%, 01/25/33 (a)(b)	890,000	806,393
5.88%, 02/22/33	200,000	207,982
3.79%, 03/17/33 (a)(b)	1,065,000	1,001,164
4.91%, 05/24/33 (a)(b)	800,000	796,256
6.00%, 10/31/33	380,000	397,111
6.27%, 11/17/33 (a)(b)	905,000	964,902
6.17%, 05/25/34 (a)(b)	1,095,000	1,145,020
5.59%, 11/19/34 (a)(b)	420,000	425,578
5.83%, 02/13/35 (a)(b)	790,000	806,653
5.45%, 06/11/35 (a)(b)	820,000	833,727
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.02%, 01/24/36 (a)(b)	940,000	969,817
5.33%, 03/27/36 (a)(b)	650,000	655,037
6.13%, 08/25/36	170,000	177,655
5.17%, 09/11/36 (a)(b)	970,000	965,286
3.88%, 01/24/39 (a)(b)	490,000	426,462
8.13%, 07/15/39	605,000	756,758
5.41%, 09/19/39 (a)(b)	375,000	371,291
5.32%, 03/26/41 (a)(b)	560,000	552,541
5.88%, 01/30/42	320,000	331,283
2.90%, 11/03/42 (a)(b)	370,000	268,935
6.68%, 09/13/43	350,000	384,906
5.30%, 05/06/44	325,000	305,568
4.65%, 07/30/45	315,000	278,548
4.75%, 05/18/46	680,000	580,931
4.28%, 04/24/48 (a)(b)	160,000	132,272
4.65%, 07/23/48 (a)	510,000	442,002
5.61%, 03/04/56 (a)(b)	675,000	660,940
Citizens Bank NA
4.19%, 01/29/29 (a)(b)	425,000	421,676
Citizens Financial Group, Inc.
5.84%, 01/23/30 (a)(b)	350,000	358,635
2.50%, 02/06/30 (a)	105,000	96,980
3.25%, 04/30/30 (a)	275,000	260,274
5.25%, 03/05/31 (a)(b)	275,000	277,940
5.72%, 07/23/32 (a)(b)	350,000	359,699
2.64%, 09/30/32 (a)	205,000	175,445
6.65%, 04/25/35 (a)(b)	310,000	333,870
5.30%, 01/29/36 (a)(b)	130,000	128,798
5.64%, 05/21/37 (a)(b)	250,000	251,593
Commonwealth Bank of Australia
4.42%, 03/14/28	275,000	275,380
4.36%, 03/27/29	300,000	299,484
4.15%, 10/01/30	250,000	246,595
Cooperatieve Rabobank UA
3.74%, 01/14/28	255,000	252,797
4.88%, 01/21/28	300,000	302,595
3.96%, 10/17/28	250,000	247,563
4.80%, 01/09/29	285,000	287,559
4.32%, 04/01/29	250,000	249,623
4.49%, 10/17/29	250,000	250,523
5.12%, 06/09/36	250,000	248,995
5.25%, 05/24/41	430,000	423,666
5.75%, 12/01/43	390,000	386,615
5.25%, 08/04/45	390,000	361,569
Deutsche Bank AG
5.37%, 01/10/29 (a)(b)	375,000	378,653
6.72%, 01/18/29 (a)(b)	525,000	540,750
5.41%, 05/10/29	400,000	408,904
6.82%, 11/20/29 (a)(b)	325,000	339,898
5.00%, 09/11/30 (a)(b)	450,000	451,741
5.30%, 05/09/31 (a)(b)	425,000	429,365
5.88%, 07/08/31 (a)(b)	275,000	279,755
4.95%, 08/04/31 (a)(b)	500,000	498,370
3.55%, 09/18/31 (a)(b)	510,000	481,542
4.47%, 12/10/31 (a)(b)	385,000	378,574
3.73%, 01/14/32 (a)(b)	505,000	473,124
4.73%, 02/06/32 (a)(b)	300,000	295,530
5.06%, 04/14/32 (a)(b)	300,000	299,313
3.04%, 05/28/32 (a)(b)	360,000	327,730
4.88%, 12/01/32 (a)(b)	445,000	442,655
3.74%, 01/07/33 (a)(b)	385,000	353,503
7.08%, 02/10/34 (a)(b)	435,000	469,609
5.40%, 09/11/35 (a)(b)	480,000	480,389
Fifth Third Bancorp
3.95%, 03/14/28 (a)	115,000	113,862
6.36%, 10/27/28 (a)(b)	225,000	230,036
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 02/01/29 (a)	155,000	152,179
6.34%, 07/27/29 (a)(b)	500,000	516,575
5.98%, 01/30/30 (a)(b)	250,000	256,960
4.77%, 07/28/30 (a)(b)	245,000	244,584
4.90%, 09/06/30 (a)(b)	245,000	245,377
5.63%, 01/29/32 (a)(b)	325,000	334,324
4.57%, 04/29/32 (a)(b)	335,000	329,355
4.34%, 04/25/33 (a)(b)	350,000	337,687
5.14%, 01/29/37 (a)(b)	310,000	304,649
8.25%, 03/01/38	295,000	360,183
Fifth Third Bank NA
5.33%, 08/25/33 (a)(b)	250,000	250,420
First Citizens BancShares, Inc.
5.23%, 03/12/31 (a)(b)	150,000	149,696
4.87%, 03/03/32 (a)(b)	150,000	145,986
5.60%, 09/05/35 (a)(b)	260,000	255,421
6.25%, 03/12/40 (a)(b)	230,000	226,665
First Horizon Bank
5.75%, 05/01/30 (a)	315,000	319,986
First Horizon Corp.
5.51%, 03/07/31 (a)(b)	65,000	65,827
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	220,000	224,281
5.10%, 07/13/29 (a)(b)	250,000	250,390
FNB Corp.
5.72%, 12/11/30 (a)(b)	265,000	267,112
Fulton Financial Corp.
5.95%, 05/15/36 (a)(b)	115,000	114,292
Goldman Sachs Bank USA
4.66%, 06/03/29 (a)(b)	1,250,000	1,250,737
Goldman Sachs Capital I
6.35%, 02/15/34	300,000	313,353
Goldman Sachs Group, Inc.
4.48%, 08/23/28 (a)(b)	805,000	804,332
4.15%, 01/21/29 (a)(b)	1,395,000	1,383,268
3.81%, 04/23/29 (a)(b)	860,000	846,636
4.22%, 05/01/29 (a)(b)	1,160,000	1,149,827
4.15%, 10/21/29 (a)(b)	850,000	838,125
6.48%, 10/24/29 (a)(b)	875,000	907,751
2.60%, 02/07/30 (a)	765,000	711,442
3.80%, 03/15/30 (a)	905,000	875,805
4.59%, 04/20/30 (a)(b)	950,000	944,917
5.73%, 04/25/30 (a)(b)	810,000	830,064
5.05%, 07/23/30 (a)(b)	750,000	754,672
4.69%, 10/23/30 (a)(b)	770,000	766,735
5.21%, 01/28/31 (a)(b)	650,000	657,137
5.22%, 04/23/31 (a)(b)	1,020,000	1,029,812
4.37%, 10/21/31 (a)(b)	1,020,000	997,693
4.52%, 01/21/32 (a)(b)	1,170,000	1,148,051
1.99%, 01/27/32 (a)(b)	965,000	848,901
2.62%, 04/22/32 (a)(b)	1,260,000	1,132,198
4.97%, 06/03/32 (a)(b)	850,000	849,694
2.38%, 07/21/32 (a)(b)	1,265,000	1,118,399
2.65%, 10/21/32 (a)(b)	1,040,000	925,600
6.13%, 02/15/33	370,000	396,795
3.10%, 02/24/33 (a)(b)	1,315,000	1,191,193
5.09%, 04/20/34 (a)(b)	950,000	946,105
6.56%, 10/24/34 (a)(b)	460,000	497,826
5.85%, 04/25/35 (a)(b)	835,000	866,137
5.33%, 07/23/35 (a)(b)	935,000	938,572
5.02%, 10/23/35 (a)(b)	1,080,000	1,061,035
5.54%, 01/28/36 (a)(b)	925,000	939,883
6.45%, 05/01/36	365,000	388,612
4.94%, 10/21/36 (a)(b)	1,120,000	1,087,699
5.07%, 01/21/37 (a)(b)	1,410,000	1,378,430
5.43%, 06/03/37 (a)(b)	850,000	853,417
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.75%, 10/01/37	1,755,000	1,913,108
4.02%, 10/31/38 (a)(b)	850,000	745,807
4.41%, 04/23/39 (a)(b)	545,000	493,247
6.25%, 02/01/41	910,000	968,713
5.39%, 02/02/41 (a)(b)	780,000	761,974
3.21%, 04/22/42 (a)(b)	730,000	551,697
2.91%, 07/21/42 (a)(b)	495,000	358,430
3.44%, 02/24/43 (a)(b)	730,000	558,457
4.80%, 07/08/44	735,000	659,802
5.15%, 05/22/45	615,000	561,366
4.75%, 10/21/45	600,000	530,058
5.56%, 11/19/45 (a)(b)	925,000	899,516
5.54%, 01/21/47 (a)(b)	1,010,000	976,579
5.73%, 01/28/56 (a)(b)	995,000	979,995
HSBC Bank USA NA
5.88%, 11/01/34	85,000	88,547
7.00%, 01/15/39	325,000	366,902
HSBC Holdings PLC
5.21%, 08/11/28 (b)	700,000	704,837
2.01%, 09/22/28 (a)(b)	660,000	639,652
7.39%, 11/03/28 (a)(b)	815,000	844,014
5.13%, 11/19/28 (a)(b)	620,000	624,179
4.90%, 03/03/29 (a)(b)	450,000	451,728
6.16%, 03/09/29 (a)(b)	730,000	747,483
4.58%, 06/19/29 (a)(b)	985,000	982,183
2.21%, 08/17/29 (a)(b)	710,000	673,478
5.55%, 03/04/30 (a)(b)	480,000	488,621
4.40%, 03/10/30 (a)(b)	600,000	593,682
4.95%, 03/31/30	965,000	973,984
4.71%, 05/12/30 (a)(b)	740,000	736,922
3.97%, 05/22/30 (a)(b)	910,000	887,942
5.29%, 11/19/30 (a)(b)	885,000	896,257
5.13%, 03/03/31 (a)(b)	500,000	503,300
5.24%, 05/13/31 (a)(b)	750,000	758,317
2.85%, 06/04/31 (a)(b)	505,000	467,923
2.36%, 08/18/31 (b)	350,000	316,761
4.62%, 11/06/31 (a)(b)	690,000	680,402
4.68%, 03/10/32 (a)(b)	600,000	591,714
5.73%, 05/17/32 (a)(b)	690,000	711,542
2.80%, 05/24/32 (a)(b)	1,025,000	926,682
2.87%, 11/22/32 (a)(b)	525,000	471,334
4.76%, 03/29/33 (a)(b)	595,000	580,547
5.40%, 08/11/33 (b)	790,000	800,404
8.11%, 11/03/33 (a)(b)	590,000	678,305
6.25%, 03/09/34 (a)(b)	830,000	879,734
5.21%, 05/12/34 (a)(b)	740,000	737,736
6.55%, 06/20/34 (a)(b)	635,000	675,430
7.40%, 11/13/34 (a)(b)	685,000	762,665
5.72%, 03/04/35 (a)(b)	350,000	359,643
5.87%, 11/18/35 (a)(b)	440,000	450,723
5.45%, 03/03/36 (a)(b)	700,000	705,180
6.50%, 05/02/36	685,000	737,955
5.79%, 05/13/36 (a)(b)	710,000	732,124
5.74%, 09/10/36 (a)(b)	470,000	474,127
5.13%, 11/06/36 (a)(b)	885,000	870,468
5.28%, 03/10/37 (a)(b)	900,000	889,740
6.50%, 09/15/37	760,000	817,070
6.80%, 06/01/38	600,000	660,164
6.10%, 01/14/42	250,000	267,315
6.33%, 03/09/44 (a)(b)	890,000	952,540
5.25%, 03/14/44	635,000	601,599
HSBC USA, Inc.
4.65%, 06/03/28	300,000	300,948
Huntington Bancshares, Inc.
4.44%, 08/04/28 (b)	325,000	324,438
6.21%, 08/21/29 (a)(b)	310,000	319,151
2.55%, 02/04/30 (a)	365,000	337,574
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.27%, 01/15/31 (a)(b)	225,000	227,637
4.62%, 01/28/32 (a)(b)	310,000	304,938
5.02%, 05/17/33 (a)(b)	115,000	114,350
5.71%, 02/02/35 (a)(b)	325,000	332,690
2.49%, 08/15/36 (a)(b)	375,000	323,771
6.14%, 11/18/39 (a)(b)	225,000	229,973
5.61%, 01/28/41 (a)(b)	205,000	201,000
Huntington National Bank
5.65%, 01/10/30 (a)	340,000	349,676
Independent Bank Corp.
7.25%, 04/01/35 (a)(b)	100,000	105,479
ING Groep NV
4.55%, 10/02/28	430,000	430,021
4.86%, 03/25/29 (a)(b)	200,000	200,804
4.05%, 04/09/29	505,000	497,859
5.34%, 03/19/30 (a)(b)	460,000	467,273
5.07%, 03/25/31 (a)(b)	325,000	327,672
4.80%, 03/23/32 (a)(b)	470,000	467,091
2.73%, 04/01/32 (a)(b)	250,000	227,235
4.25%, 03/28/33 (a)(b)	425,000	410,342
6.11%, 09/11/34 (a)(b)	370,000	391,556
5.55%, 03/19/35 (a)(b)	495,000	504,341
5.53%, 03/25/36 (a)(b)	320,000	325,069
5.42%, 03/23/37 (a)(b)	530,000	531,516
JPMorgan Chase & Co.
4.25%, 10/01/27	428,000	427,568
3.63%, 12/01/27 (a)	530,000	524,043
4.98%, 07/22/28 (a)(b)	730,000	733,263
4.85%, 07/25/28 (a)(b)	1,135,000	1,138,484
4.51%, 10/22/28 (a)(b)	680,000	679,925
3.51%, 01/23/29 (a)(b)	760,000	747,582
4.92%, 01/24/29 (a)(b)	680,000	683,420
4.01%, 04/23/29 (a)(b)	770,000	761,784
2.07%, 06/01/29 (a)(b)	600,000	572,292
4.20%, 07/23/29 (a)(b)	760,000	753,624
5.30%, 07/24/29 (a)(b)	840,000	851,122
6.09%, 10/23/29 (a)(b)	795,000	819,232
4.45%, 12/05/29 (a)(b)	825,000	820,289
5.01%, 01/23/30 (a)(b)	860,000	866,089
5.58%, 04/22/30 (a)(b)	875,000	894,215
4.41%, 04/23/30 (a)(b)	1,000,000	991,670
3.70%, 05/06/30 (a)(b)	800,000	778,272
4.57%, 06/14/30 (a)(b)	760,000	757,310
5.00%, 07/22/30 (a)(b)	920,000	926,192
8.75%, 09/01/30	135,000	155,010
2.74%, 10/15/30 (a)(b)	1,245,000	1,169,590
4.60%, 10/22/30 (a)(b)	815,000	811,544
5.14%, 01/24/31 (a)(b)	875,000	884,984
4.49%, 03/24/31 (a)(b)	970,000	961,794
2.52%, 04/22/31 (a)(b)	825,000	760,658
5.10%, 04/22/31 (a)(b)	805,000	814,306
2.96%, 05/13/31 (a)(b)	1,050,000	980,563
4.26%, 10/22/31 (a)(b)	675,000	660,150
1.76%, 11/19/31 (a)(b)	475,000	418,551
4.35%, 01/22/32 (a)(b)	810,000	793,516
1.95%, 02/04/32 (a)(b)	925,000	814,425
2.58%, 04/22/32 (a)(b)	1,100,000	991,386
4.62%, 04/23/32 (a)(b)	1,000,000	988,740
2.55%, 11/08/32 (b)	970,000	862,825
2.96%, 01/25/33 (a)(b)	1,285,000	1,163,156
4.59%, 04/26/33 (a)(b)	780,000	767,863
4.91%, 07/25/33 (a)(b)	1,575,000	1,573,882
5.72%, 09/14/33 (a)(b)	1,260,000	1,302,689
5.35%, 06/01/34 (a)(b)	1,480,000	1,505,471
6.25%, 10/23/34 (a)(b)	975,000	1,044,088
5.34%, 01/23/35 (a)(b)	955,000	969,621
5.77%, 04/22/35 (a)(b)	1,075,000	1,118,591
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.29%, 07/22/35 (a)(b)	1,050,000	1,061,350
4.95%, 10/22/35 (a)(b)	955,000	942,203
5.50%, 01/24/36 (a)(b)	985,000	1,007,458
5.57%, 04/22/36 (a)(b)	1,140,000	1,172,444
5.58%, 07/23/36 (a)(b)	1,295,000	1,316,329
4.81%, 10/22/36 (a)(b)	1,000,000	971,770
4.90%, 01/22/37 (a)(b)	965,000	940,383
5.19%, 02/05/37 (a)(b)	955,000	941,401
5.15%, 04/23/37 (a)(b)	1,250,000	1,241,050
6.40%, 05/15/38	980,000	1,076,530
3.88%, 07/24/38 (a)(b)	920,000	813,381
5.50%, 10/15/40	475,000	484,471
3.11%, 04/22/41 (a)(b)	585,000	451,521
5.60%, 07/15/41	705,000	717,316
2.53%, 11/19/41 (a)(b)	565,000	400,585
5.40%, 01/06/42	400,000	398,796
3.16%, 04/22/42 (a)(b)	725,000	551,689
5.63%, 08/16/43	380,000	384,302
4.85%, 02/01/44	350,000	323,712
4.95%, 06/01/45	645,000	595,051
5.53%, 11/29/45 (a)(b)	800,000	793,728
4.26%, 02/22/48 (a)(b)	645,000	534,357
4.03%, 07/24/48 (a)(b)	470,000	375,723
3.96%, 11/15/48 (a)(b)	1,210,000	953,202
3.90%, 01/23/49 (a)(b)	785,000	612,339
3.11%, 04/22/51 (a)(b)	730,000	488,983
3.33%, 04/22/52 (a)(b)	1,150,000	796,846
Keybank National Association
5.85%, 11/15/27 (a)	385,000	391,260
4.39%, 12/14/27	250,000	249,530
4.90%, 08/08/32	495,000	484,684
5.00%, 01/26/33 (a)	300,000	297,099
KeyCorp
4.10%, 04/30/28	250,000	248,053
2.55%, 10/01/29	320,000	299,213
5.12%, 04/04/31 (a)(b)	125,000	125,958
4.79%, 06/01/33 (a)(b)	150,000	147,050
6.40%, 03/06/35 (a)(b)	295,000	313,700
5.31%, 01/28/37 (a)(b)	290,000	285,992
Lloyds Banking Group PLC
4.38%, 03/22/28	445,000	443,825
4.55%, 08/16/28	490,000	489,696
3.57%, 11/07/28 (a)(b)	595,000	587,200
5.09%, 11/26/28 (a)(b)	445,000	448,155
5.87%, 03/06/29 (a)(b)	305,000	310,963
4.82%, 06/13/29 (a)(b)	500,000	500,825
4.24%, 02/10/30 (a)(b)	400,000	394,964
5.72%, 06/05/30 (a)(b)	400,000	410,544
4.43%, 11/04/31 (a)(b)	500,000	491,135
4.98%, 08/11/33 (b)	280,000	278,796
7.95%, 11/15/33 (a)(b)	330,000	374,448
5.68%, 01/05/35 (a)(b)	705,000	724,881
5.59%, 11/26/35 (a)(b)	415,000	423,661
6.07%, 06/13/36 (a)(b)	385,000	397,320
4.94%, 11/04/36 (a)(b)	400,000	388,392
5.30%, 12/01/45 (c)	360,000	337,950
3.37%, 12/14/46 (a)(b)	435,000	319,925
5.67%, 02/10/47 (a)(b)	400,000	394,316
4.34%, 01/09/48	445,000	364,740
M&T Bank Corp.
4.55%, 08/16/28 (b)	125,000	124,953
7.41%, 10/30/29 (a)(b)	455,000	481,572
5.18%, 07/08/31 (a)(b)	220,000	221,837
6.08%, 03/13/32 (a)(b)	260,000	271,388
5.05%, 01/27/34 (a)(b)	385,000	381,993
5.40%, 07/30/35 (a)(b)	240,000	239,796
5.39%, 01/16/36 (a)(b)	415,000	414,983
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	270,000	266,819
4.70%, 01/27/28 (a)	460,000	461,348
4.76%, 07/06/28 (a)(b)	325,000	325,575
4.55%, 04/18/30 (a)(b)	250,000	248,338
Mitsubishi UFJ Financial Group, Inc.
3.29%, 07/25/27	490,000	484,830
3.96%, 03/02/28	435,000	431,677
5.02%, 07/20/28 (a)(b)	400,000	401,976
4.05%, 09/11/28	75,000	74,226
5.35%, 09/13/28 (a)(b)	500,000	504,320
5.42%, 02/22/29 (a)(b)	395,000	399,649
3.74%, 03/07/29	550,000	539,264
5.24%, 04/19/29 (a)(b)	250,000	252,525
3.20%, 07/18/29	520,000	497,749
2.56%, 02/25/30	450,000	417,019
5.26%, 04/17/30 (a)(b)	250,000	253,158
4.59%, 04/18/30 (a)(b)	300,000	298,584
2.05%, 07/17/30	415,000	374,251
5.20%, 01/16/31 (a)(b)	350,000	354,298
5.48%, 02/22/31 (a)(b)	200,000	204,246
5.16%, 04/24/31 (a)(b)	300,000	303,117
4.53%, 09/12/31 (a)(b)	300,000	295,932
4.51%, 01/14/32 (a)(b)	360,000	353,758
4.85%, 04/21/32 (a)(b)	400,000	397,996
2.31%, 07/20/32 (a)(b)	530,000	467,312
2.49%, 10/13/32 (a)(b)	330,000	292,106
2.85%, 01/19/33 (a)(b)	350,000	313,446
4.32%, 04/19/33 (a)(b)	280,000	269,928
5.13%, 07/20/33 (a)(b)	630,000	632,501
5.47%, 09/13/33 (a)(b)	200,000	204,320
5.44%, 02/22/34 (a)(b)	250,000	255,155
5.41%, 04/19/34 (a)(b)	290,000	296,090
5.43%, 04/17/35 (a)(b)	585,000	593,640
5.57%, 01/16/36 (a)(b)	360,000	368,042
5.62%, 04/24/36 (a)(b)	490,000	501,873
5.19%, 09/12/36 (a)(b)	300,000	298,044
5.06%, 01/14/37 (a)(b)	470,000	461,305
5.33%, 04/21/37 (a)(b)	500,000	498,930
4.29%, 07/26/38 (c)	175,000	162,927
4.15%, 03/07/39	185,000	166,219
3.75%, 07/18/39	585,000	497,191
5.87%, 04/21/47 (a)(b)	500,000	504,845
Mizuho Financial Group, Inc.
3.17%, 09/11/27	485,000	477,972
4.02%, 03/05/28	390,000	387,106
5.41%, 09/13/28 (a)(b)	255,000	257,591
5.67%, 05/27/29 (a)(b)	395,000	402,493
5.78%, 07/06/29 (a)(b)	510,000	521,189
4.25%, 09/11/29 (a)(b)	440,000	436,137
5.38%, 05/26/30 (a)(b)	330,000	335,821
5.38%, 07/10/30 (a)(b)	300,000	304,971
3.15%, 07/16/30 (a)(b)	425,000	405,543
2.87%, 09/13/30 (a)(b)	200,000	188,696
5.10%, 05/13/31 (a)(b)	200,000	201,664
2.59%, 05/25/31 (a)(b)	265,000	243,620
4.71%, 07/08/31 (a)(b)	200,000	198,940
2.20%, 07/10/31 (a)(b)	630,000	568,411
1.98%, 09/08/31 (a)(b)	375,000	333,844
2.56%, 09/13/31	315,000	278,479
2.26%, 07/09/32 (a)(b)	285,000	250,749
5.67%, 09/13/33 (a)(b)	270,000	279,277
5.75%, 05/27/34 (a)(b)	200,000	207,702
5.75%, 07/06/34 (a)(b)	390,000	404,387
5.58%, 05/26/35 (a)(b)	305,000	312,552
5.59%, 07/10/35 (a)(b)	385,000	394,956
5.42%, 05/13/36 (a)(b)	300,000	303,228
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.32%, 07/08/36 (a)(b)	200,000	200,644
5.05%, 05/12/37 (a)(b)	200,000	196,170
Morgan Stanley
3.59%, 07/22/28 (a)(b)	940,000	929,782
6.30%, 10/18/28 (a)(b)	730,000	745,673
3.77%, 01/24/29 (a)(b)	940,000	927,272
5.12%, 02/01/29 (a)(b)	910,000	915,760
4.99%, 04/12/29 (a)(b)	645,000	648,593
5.16%, 04/20/29 (a)(b)	900,000	907,173
5.45%, 07/20/29 (a)(b)	750,000	760,072
4.13%, 10/18/29 (a)(b)	650,000	641,153
6.41%, 11/01/29 (a)(b)	620,000	642,035
4.24%, 01/09/30 (a)(b)	805,000	794,463
5.17%, 01/16/30 (a)(b)	685,000	691,227
4.43%, 01/23/30 (a)(b)	1,005,000	996,076
4.56%, 04/10/30 (a)(b)	750,000	745,342
5.66%, 04/18/30 (a)(b)	810,000	827,593
5.04%, 07/19/30 (a)(b)	915,000	921,625
4.65%, 10/18/30 (a)(b)	930,000	925,108
5.23%, 01/15/31 (a)(b)	800,000	809,248
2.70%, 01/22/31 (a)(b)	1,080,000	1,003,525
3.62%, 04/01/31 (a)(b)	1,005,000	962,760
5.19%, 04/17/31 (a)(b)	810,000	818,635
4.36%, 10/22/31 (a)(b)	850,000	831,419
4.49%, 01/16/32 (a)(b)	1,195,000	1,171,948
1.79%, 02/13/32 (a)(b)	900,000	783,225
4.71%, 03/12/32 (a)(b)	1,250,000	1,235,100
7.25%, 04/01/32	345,000	389,112
4.81%, 04/16/32 (a)(b)	1,150,000	1,141,168
1.93%, 04/28/32 (a)(b)	1,095,000	952,365
2.24%, 07/21/32 (a)(b)	1,135,000	995,860
2.51%, 10/20/32 (a)(b)	795,000	702,915
2.94%, 01/21/33 (a)(b)	810,000	728,708
4.89%, 07/20/33 (a)(b)	660,000	655,070
6.34%, 10/18/33 (a)(b)	950,000	1,012,966
5.25%, 04/21/34 (a)(b)	1,090,000	1,097,565
5.42%, 07/21/34 (a)(b)	840,000	853,087
6.63%, 11/01/34 (a)(b)	670,000	727,593
5.47%, 01/18/35 (a)(b)	840,000	853,658
5.83%, 04/19/35 (a)(b)	1,100,000	1,142,042
5.32%, 07/19/35 (a)(b)	1,025,000	1,030,791
5.59%, 01/18/36 (a)(b)	995,000	1,016,681
5.66%, 04/17/36 (a)(b)	940,000	964,675
2.48%, 09/16/36 (a)(b)	935,000	811,720
4.89%, 10/22/36 (a)(b)	1,050,000	1,017,187
5.07%, 01/30/37 (a)(b)	1,255,000	1,227,942
5.30%, 04/10/37 (a)(b)	1,275,000	1,268,867
5.30%, 04/20/37 (a)(b)	815,000	812,408
5.95%, 01/19/38 (a)(b)	670,000	690,710
3.97%, 07/22/38 (a)(b)	695,000	610,099
5.94%, 02/07/39 (a)(b)	450,000	464,530
4.46%, 04/22/39 (a)(b)	365,000	336,862
5.31%, 01/18/41 (a)(b)	470,000	459,162
3.22%, 04/22/42 (a)(b)	790,000	603,489
6.38%, 07/24/42	700,000	761,943
4.30%, 01/27/45	835,000	704,164
4.38%, 01/22/47	885,000	739,435
5.90%, 03/13/47 (a)(b)	750,000	759,307
5.60%, 03/24/51 (a)(b)	660,000	647,935
2.80%, 01/25/52 (a)(b)	790,000	491,751
5.52%, 11/19/55 (a)(b)	1,005,000	972,096
Morgan Stanley Bank NA
4.97%, 07/14/28 (a)(b)	465,000	467,069
5.02%, 01/12/29 (a)(b)	640,000	644,115
4.79%, 05/10/30 (a)(b)	830,000	830,747
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Morgan Stanley Private Bank NA
4.47%, 07/06/28 (a)(b)	630,000	629,565
4.20%, 11/17/28 (a)(b)	835,000	831,167
4.21%, 02/08/30 (a)(b)	950,000	937,669
4.73%, 07/18/31 (a)(b)	920,000	916,035
4.47%, 11/19/31 (a)(b)	970,000	953,578
National Australia Bank Ltd.
4.50%, 10/26/27	385,000	385,963
4.94%, 01/12/28	380,000	383,523
4.31%, 06/13/28	255,000	254,742
4.90%, 06/13/28	480,000	484,694
3.85%, 12/13/28	250,000	246,833
4.79%, 01/10/29	355,000	358,834
4.43%, 06/04/29	400,000	399,744
4.90%, 01/14/30	250,000	253,753
4.53%, 06/13/30	250,000	250,623
National Bank of Canada
5.60%, 12/18/28	300,000	307,113
4.17%, 01/20/29 (a)(b)	405,000	402,457
4.50%, 10/10/29	310,000	308,376
4.93%, 06/04/32 (a)(b)	350,000	349,367
NatWest Group PLC
5.52%, 09/30/28 (a)(b)	435,000	440,050
4.89%, 05/18/29 (a)(b)	535,000	536,600
5.81%, 09/13/29 (a)(b)	445,000	454,897
5.08%, 01/27/30 (a)(b)	635,000	639,432
4.45%, 05/08/30 (a)(b)	685,000	678,643
4.96%, 08/15/30 (a)(b)	250,000	250,853
5.12%, 05/23/31 (a)(b)	450,000	452,709
4.98%, 06/18/32 (a)(b)	400,000	399,908
6.02%, 03/02/34 (a)(b)	585,000	614,905
6.48%, 06/01/34 (a)(b)	300,000	311,118
5.78%, 03/01/35 (a)(b)	425,000	440,398
3.03%, 11/28/35 (a)(b)	370,000	339,912
5.91%, 03/03/47 (a)(b)	200,000	195,488
Northern Trust Corp.
3.65%, 08/03/28 (a)	210,000	207,209
3.15%, 05/03/29 (a)	165,000	159,814
1.95%, 05/01/30 (a)	360,000	327,935
4.15%, 11/19/30	230,000	226,805
6.13%, 11/02/32 (a)	320,000	342,221
5.12%, 11/19/40 (a)(b)	230,000	225,138
Old National Bancorp
5.77%, 02/15/36 (a)(b)	210,000	209,847
Pinnacle Bank/Nashville TN
5.63%, 02/15/28 (a)	250,000	252,575
5.96%, 01/15/36 (a)(b)	250,000	248,468
Pinnacle Financial Partners, Inc.
5.60%, 05/19/32 (a)(b)	250,000	250,830
PNC Bank NA
3.10%, 10/25/27 (a)	485,000	477,259
3.25%, 01/22/28 (a)	300,000	294,927
4.43%, 07/21/28 (a)(b)	290,000	289,649
4.05%, 07/26/28	440,000	434,971
2.70%, 10/22/29	370,000	347,611
PNC Financial Services Group, Inc.
5.35%, 12/02/28 (a)(b)	380,000	383,963
4.08%, 01/26/29 (a)(b)	385,000	381,997
3.45%, 04/23/29 (a)	450,000	437,764
5.58%, 06/12/29 (a)(b)	680,000	692,464
4.62%, 10/26/29 (a)(b)	440,000	438,962
2.55%, 01/22/30 (a)	600,000	558,612
5.49%, 05/14/30 (a)(b)	615,000	628,204
5.22%, 01/29/31 (a)(b)	300,000	304,932
4.90%, 05/13/31 (a)(b)	250,000	251,363
2.31%, 04/23/32 (a)(b)	310,000	276,483
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.81%, 10/21/32 (a)(b)	570,000	568,079
4.63%, 06/06/33 (a)(b)	305,000	296,771
6.04%, 10/28/33 (a)(b)	510,000	537,591
5.07%, 01/24/34 (a)(b)	505,000	505,555
5.94%, 08/18/34 (a)(b)	335,000	352,249
6.88%, 10/20/34 (a)(b)	790,000	872,697
5.68%, 01/22/35 (a)(b)	490,000	505,298
5.40%, 07/23/35 (a)(b)	500,000	506,660
5.58%, 01/29/36 (a)(b)	545,000	558,352
5.37%, 07/21/36 (a)(b)	565,000	571,057
5.42%, 01/25/41 (a)(b)	445,000	437,720
Regions Bank
4.76%, 07/27/29 (a)(b)	500,000	500,280
6.45%, 06/26/37	275,000	293,180
Regions Financial Corp.
1.80%, 08/12/28 (a)	215,000	203,022
5.72%, 06/06/30 (a)(b)	200,000	205,314
5.50%, 09/06/35 (a)(b)	330,000	334,208
7.38%, 12/10/37	110,000	125,124
Royal Bank of Canada
4.24%, 08/03/27	495,000	494,762
6.00%, 11/01/27	460,000	469,964
4.90%, 01/12/28	240,000	241,774
5.20%, 08/01/28	370,000	375,650
4.52%, 10/18/28 (a)(b)	280,000	280,053
4.00%, 11/03/28 (a)(b)	225,000	223,547
4.97%, 01/24/29 (a)(b)	600,000	603,528
4.95%, 02/01/29	295,000	298,800
4.50%, 08/06/29 (a)(b)	410,000	408,667
4.40%, 04/17/30 (a)(b)	450,000	446,395
4.97%, 08/02/30 (a)(b)	400,000	403,036
4.65%, 10/18/30 (a)(b)	640,000	638,669
5.15%, 02/04/31 (a)(b)	665,000	673,153
4.97%, 05/02/31 (a)(b)	285,000	287,075
4.70%, 08/06/31 (a)(b)	330,000	328,627
2.30%, 11/03/31	500,000	446,010
4.31%, 11/03/31 (a)(b)	250,000	245,270
4.61%, 05/03/32 (a)(b)	500,000	495,025
3.88%, 05/04/32	480,000	459,154
5.00%, 02/01/33	545,000	549,207
5.00%, 05/02/33	300,000	302,535
5.15%, 02/01/34	445,000	453,726
Santander Holdings USA, Inc.
4.40%, 07/13/27 (a)	310,000	309,647
6.50%, 03/09/29 (a)(b)	330,000	338,587
5.47%, 03/20/29 (a)(b)	395,000	398,922
6.57%, 06/12/29 (a)(b)	165,000	170,047
6.17%, 01/09/30 (a)(b)	455,000	467,435
5.04%, 06/05/30 (a)(b)	350,000	349,990
5.35%, 09/06/30 (a)(b)	325,000	328,036
5.74%, 03/20/31 (a)(b)(c)	175,000	178,824
7.66%, 11/09/31 (a)(b)	200,000	218,914
6.34%, 05/31/35 (a)(b)	225,000	237,105
5.70%, 06/05/37 (a)(b)	250,000	249,993
Santander U.K. Group Holdings PLC
3.82%, 11/03/28 (a)(b)	410,000	405,482
6.53%, 01/10/29 (a)(b)	400,000	410,648
4.32%, 09/22/29 (a)(b)	400,000	396,024
4.86%, 09/11/30 (a)(b)	310,000	309,833
5.69%, 04/15/31 (a)(b)	400,000	410,296
2.90%, 03/15/32 (a)(b)	270,000	245,843
5.14%, 09/22/36 (a)(b)	290,000	282,080
Simmons First National Corp.
6.25%, 10/01/35 (a)(b)	120,000	120,869
Southstate Bank Corp.
7.00%, 06/13/35 (a)(b)	335,000	350,547
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Standard Chartered Bank
4.85%, 12/03/27	250,000	251,788
State Street Bank & Trust Co.
4.78%, 11/23/29 (c)	370,000	373,770
State Street Corp.
4.33%, 10/22/27 (a)	425,000	425,251
4.54%, 02/28/28 (a)	545,000	547,016
5.82%, 11/04/28 (a)(b)	185,000	188,343
4.53%, 02/20/29 (a)(b)	400,000	399,988
5.68%, 11/21/29 (a)(b)	305,000	312,927
4.14%, 12/03/29 (a)(b)	310,000	307,012
2.40%, 01/24/30	305,000	285,068
4.73%, 02/28/30 (a)	80,000	80,543
4.83%, 04/24/30 (a)	305,000	308,135
2.20%, 03/03/31	330,000	295,139
3.15%, 03/30/31 (a)(b)	115,000	109,365
4.68%, 10/22/32 (a)(b)	250,000	248,463
2.62%, 02/07/33 (a)(b)	195,000	173,987
4.42%, 05/13/33 (a)(b)	225,000	219,940
4.16%, 08/04/33 (b)	310,000	298,248
4.82%, 01/26/34 (a)(b)	415,000	411,929
5.16%, 05/18/34 (a)(b)	240,000	242,666
3.03%, 11/01/34 (a)(b)	200,000	187,902
6.12%, 11/21/34 (a)(b)	150,000	158,345
5.15%, 02/28/36 (a)(b)	335,000	335,714
4.78%, 10/23/36 (a)(b)	220,000	213,726
5.09%, 04/24/37 (a)(b)	175,000	173,537
Sumitomo Mitsui Financial Group, Inc.
3.36%, 07/12/27	615,000	608,745
3.35%, 10/18/27	225,000	221,931
5.52%, 01/13/28	550,000	558,189
3.54%, 01/17/28	375,000	369,690
5.80%, 07/13/28	300,000	306,864
3.94%, 07/19/28	250,000	247,238
5.72%, 09/14/28	395,000	403,789
1.90%, 09/17/28	430,000	405,507
4.31%, 10/16/28	250,000	248,548
4.11%, 01/15/29	275,000	271,659
5.32%, 07/09/29	450,000	457,447
3.04%, 07/16/29	840,000	799,319
2.72%, 09/27/29	330,000	309,870
5.71%, 01/13/30	535,000	550,670
2.75%, 01/15/30	520,000	485,399
5.24%, 04/15/30	200,000	203,196
2.13%, 07/08/30	510,000	460,142
2.14%, 09/23/30	300,000	268,653
4.66%, 07/08/31 (a)(b)	200,000	198,258
5.42%, 07/09/31	340,000	347,511
2.22%, 09/17/31	385,000	337,114
4.49%, 01/15/32 (a)(b)	475,000	466,379
5.77%, 01/13/33	600,000	624,456
4.95%, 07/08/33 (a)(b)	290,000	288,077
5.81%, 09/14/33	455,000	474,915
5.56%, 07/09/34	425,000	435,884
5.63%, 01/15/35	320,000	329,997
5.25%, 07/08/36 (a)(b)	270,000	270,467
5.05%, 01/15/37 (a)(b)	505,000	496,112
2.30%, 01/12/41	230,000	158,109
5.33%, 03/03/41 (a)(b)	400,000	390,252
2.93%, 09/17/41	410,000	296,869
3.05%, 01/14/42	180,000	135,162
6.18%, 07/13/43	305,000	323,831
5.84%, 07/09/44	200,000	200,690
5.80%, 07/08/46 (a)(b)	360,000	355,561
5.57%, 01/15/47 (a)(b)(c)	320,000	314,118
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Synchrony Financial
3.95%, 12/01/27 (a)	410,000	405,949
5.15%, 03/19/29 (a)	330,000	330,168
5.02%, 07/29/29 (a)(b)	150,000	150,081
5.94%, 08/02/30 (a)(b)	165,000	168,274
5.45%, 03/06/31 (a)(b)	265,000	265,019
2.88%, 10/28/31 (a)	395,000	348,449
6.00%, 07/29/36 (a)(b)	395,000	396,943
Toronto-Dominion Bank
4.69%, 09/15/27	575,000	577,104
5.16%, 01/10/28	450,000	454,689
3.91%, 01/13/28	360,000	356,897
4.86%, 01/31/28	540,000	542,657
4.57%, 06/02/28	250,000	250,098
5.52%, 07/17/28	425,000	433,173
4.11%, 10/13/28	300,000	296,967
4.99%, 04/05/29	465,000	470,036
4.36%, 04/23/29	400,000	397,848
4.78%, 12/17/29	250,000	251,913
4.81%, 06/03/30	410,000	412,021
4.41%, 01/13/31	280,000	276,881
2.00%, 09/10/31	325,000	287,573
2.45%, 01/12/32	225,000	199,697
5.30%, 01/30/32	210,000	214,645
3.20%, 03/10/32	510,000	469,297
4.46%, 06/08/32	710,000	698,001
4.87%, 04/22/33	400,000	397,240
5.15%, 09/10/34 (a)(b)	410,000	411,410
4.93%, 10/15/35	435,000	427,527
Truist Bank
4.42%, 07/24/28 (a)(b)	450,000	449,640
4.14%, 01/27/29 (a)(b)	390,000	387,379
4.14%, 10/23/29 (a)(b)	385,000	380,530
2.25%, 03/11/30 (a)	585,000	533,982
Truist Financial Corp.
1.13%, 08/03/27 (a)	300,000	289,896
4.87%, 01/26/29 (a)(b)	400,000	401,760
3.88%, 03/19/29 (a)	230,000	225,386
1.89%, 06/07/29 (a)(b)	375,000	355,875
7.16%, 10/30/29 (a)(b)	670,000	705,939
5.44%, 01/24/30 (a)(b)	450,000	457,645
1.95%, 06/05/30 (a)	330,000	298,195
5.07%, 05/20/31 (a)(b)	350,000	353,318
4.60%, 01/27/32 (a)(b)	390,000	384,657
4.68%, 04/23/32 (a)(b)	300,000	296,397
5.15%, 08/05/32 (a)(b)	300,000	302,340
4.92%, 07/28/33 (b)	415,000	407,094
6.12%, 10/28/33 (a)(b)	200,000	211,144
5.12%, 01/26/34 (a)(b)	585,000	584,479
5.87%, 06/08/34 (a)(b)	575,000	598,230
5.71%, 01/24/35 (a)(b)	630,000	649,032
4.96%, 10/23/36 (a)(b)	350,000	340,407
5.28%, 04/23/37 (a)(b)	330,000	326,849
U.S. Bancorp
3.90%, 04/26/28 (a)	445,000	441,026
4.55%, 07/22/28 (a)(b)	610,000	610,195
4.65%, 02/01/29 (a)(b)	410,000	410,443
5.78%, 06/12/29 (a)(b)	550,000	561,742
3.00%, 07/30/29 (a)	335,000	319,057
5.38%, 01/23/30 (a)(b)	465,000	472,896
1.38%, 07/22/30 (a)	560,000	492,817
5.10%, 07/23/30 (a)(b)	505,000	511,146
5.05%, 02/12/31 (a)(b)	320,000	323,046
5.08%, 05/15/31 (a)(b)	270,000	273,008
4.48%, 01/26/32 (a)(b)	590,000	581,321
2.68%, 01/27/33 (a)(b)	250,000	222,543
4.97%, 07/22/33 (a)(b)	420,000	416,476
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.85%, 10/21/33 (a)(b)	440,000	458,911
4.84%, 02/01/34 (a)(b)	630,000	621,778
5.84%, 06/12/34 (a)(b)	555,000	578,532
5.68%, 01/23/35 (a)(b)	590,000	609,287
5.42%, 02/12/36 (a)(b)	390,000	397,188
2.49%, 11/03/36 (a)(b)	455,000	396,314
5.03%, 01/26/37 (a)(b)	415,000	409,439
5.72%, 05/20/41 (a)(b)	410,000	412,530
U.S. Bank NA
4.54%, 05/20/29 (a)(b)	520,000	519,059
UBS AG
5.00%, 07/09/27	250,000	251,945
7.50%, 02/15/28	250,000	261,883
5.65%, 09/11/28	570,000	583,771
4.30%, 03/16/29 (a)(b)	400,000	398,472
4.68%, 11/29/30 (a)(b)	500,000	499,260
4.63%, 02/16/32 (a)(b)	400,000	396,872
4.50%, 06/26/48	310,000	268,770
UBS Americas, Inc.
7.13%, 07/15/32	340,000	378,797
UBS Group AG
4.88%, 05/15/45	620,000	563,456
Valley National Bancorp
6.22%, 06/01/36 (a)(b)	160,000	159,626
Wachovia Corp.
5.50%, 08/01/35	280,000	283,287
Webster Financial Corp.
4.10%, 03/25/29 (a)	215,000	210,044
5.78%, 09/11/35 (a)(b)	185,000	186,452
Wells Fargo & Co.
4.30%, 07/22/27	1,010,000	1,009,727
4.81%, 07/25/28 (a)(b)	1,065,000	1,068,078
4.15%, 01/24/29 (a)	770,000	763,170
4.97%, 04/23/29 (a)(b)	770,000	773,904
4.58%, 05/20/29 (a)(b)	740,000	738,387
5.57%, 07/25/29 (a)(b)	1,370,000	1,393,495
4.08%, 09/15/29 (a)(b)	540,000	532,553
6.30%, 10/23/29 (a)(b)	925,000	956,838
7.95%, 11/15/29	100,000	109,513
4.18%, 01/23/30 (a)(b)	630,000	621,841
5.20%, 01/23/30 (a)(b)	995,000	1,006,423
2.88%, 10/30/30 (a)(b)	1,085,000	1,021,593
5.24%, 01/24/31 (a)(b)	1,000,000	1,013,790
2.57%, 02/11/31 (a)(b)	860,000	796,429
4.48%, 04/04/31 (a)(b)	850,000	840,973
5.15%, 04/23/31 (a)(b)	1,205,000	1,217,544
4.84%, 05/20/32 (a)(b)	1,070,000	1,066,629
3.35%, 03/02/33 (a)(b)	1,250,000	1,149,225
4.90%, 07/25/33 (a)(b)	1,375,000	1,365,375
5.39%, 04/24/34 (a)(b)	1,235,000	1,254,340
5.56%, 07/25/34 (a)(b)	1,330,000	1,362,864
6.49%, 10/23/34 (a)(b)	1,055,000	1,139,442
5.50%, 01/23/35 (a)(b)	1,040,000	1,060,748
5.38%, 02/07/35	235,000	241,897
5.21%, 12/03/35 (a)(b)	860,000	858,873
5.61%, 04/23/36 (a)(b)	1,195,000	1,225,520
4.89%, 09/15/36 (a)(b)	605,000	590,583
4.96%, 01/23/37 (a)(b)	1,090,000	1,064,145
3.07%, 04/30/41 (a)(b)	1,100,000	840,917
5.38%, 11/02/43	470,000	442,453
5.61%, 01/15/44	655,000	631,800
4.65%, 11/04/44	715,000	609,151
3.90%, 05/01/45	735,000	583,046
4.90%, 11/17/45	625,000	546,694
4.40%, 06/14/46	715,000	580,451
4.75%, 12/07/46	700,000	596,827
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.43%, 01/23/47 (a)(b)	800,000	768,888
5.01%, 04/04/51 (a)(b)	1,850,000	1,659,431
4.61%, 04/25/53 (a)(b)	1,110,000	933,188
5.95%, 12/01/86	215,000	220,764
Wells Fargo Bank NA
5.95%, 08/26/36	200,000	210,260
5.85%, 02/01/37	450,000	467,235
6.60%, 01/15/38	320,000	351,098
Western Alliance Bank
6.54%, 11/15/35 (a)(b)	270,000	267,746
Westpac Banking Corp.
4.04%, 08/26/27	355,000	354,073
5.46%, 11/18/27	350,000	355,380
3.40%, 01/25/28	440,000	434,117
4.15%, 05/11/28	410,000	408,610
5.54%, 11/17/28	350,000	359,128
1.95%, 11/20/28	425,000	401,736
5.05%, 04/16/29	340,000	345,790
2.65%, 01/16/30	270,000	254,270
4.35%, 07/01/30	125,000	124,599
2.15%, 06/03/31	375,000	335,295
4.45%, 06/12/31	420,000	416,930
5.41%, 08/10/33 (b)	250,000	252,940
6.82%, 11/17/33 (c)	280,000	305,343
4.11%, 07/24/34 (a)(b)	430,000	419,039
2.67%, 11/15/35 (a)(b)	480,000	432,725
5.62%, 11/20/35 (a)(b)	470,000	473,986
3.02%, 11/18/36 (b)	350,000	312,816
4.42%, 07/24/39	330,000	296,234
2.96%, 11/16/40	400,000	296,360
3.13%, 11/18/41	420,000	311,098
Wintrust Financial Corp.
4.85%, 06/06/29	210,000	209,305
Zions Bancorp NA
4.70%, 08/18/28 (a)(b)	250,000	249,628
3.25%, 10/29/29 (a)	375,000	353,843
		552,530,159
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	195,000	184,532
5.50%, 08/20/34 (a)	140,000	140,398
5.50%, 02/15/36 (a)	255,000	252,475
Ameriprise Financial, Inc.
5.70%, 12/15/28 (a)	175,000	179,746
4.50%, 05/13/32 (a)	20,000	19,714
5.15%, 05/15/33 (a)	345,000	349,350
5.20%, 04/15/35 (a)	360,000	359,194
Apollo Global Management, Inc.
4.60%, 01/15/31 (a)	150,000	148,286
6.38%, 11/15/33 (a)	185,000	197,058
5.15%, 08/12/35 (a)	225,000	218,815
5.70%, 03/30/36 (a)	400,000	401,688
5.80%, 05/21/54 (a)	260,000	246,657
6.00%, 12/15/54 (a)(b)	170,000	165,070
ARES Management Corp.
6.38%, 11/10/28 (a)	365,000	377,691
5.60%, 10/11/54 (a)	100,000	90,635
BGC Group, Inc.
8.00%, 05/25/28 (a)	75,000	78,404
6.60%, 06/10/29 (a)	170,000	175,452
6.15%, 04/02/30 (a)	225,000	229,702
BlackRock Funding, Inc.
4.60%, 07/26/27 (a)	225,000	225,925
5.00%, 03/14/34 (a)	505,000	509,762
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 01/08/35 (a)	175,000	175,126
5.25%, 03/14/54 (a)	485,000	457,418
5.35%, 01/08/55 (a)	395,000	377,648
Blackrock, Inc.
3.25%, 04/30/29 (a)	400,000	388,540
2.40%, 04/30/30 (a)	430,000	398,296
1.90%, 01/28/31 (a)	510,000	455,139
2.10%, 02/25/32 (a)	280,000	245,230
4.75%, 05/25/33 (a)	400,000	401,048
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30 (a)(c)	200,000	196,514
5.00%, 12/06/34 (a)	275,000	270,894
4.95%, 02/15/36 (a)	150,000	145,674
Blue Owl Finance LLC
3.13%, 06/10/31 (a)	215,000	189,170
4.38%, 02/15/32 (a)	175,000	160,927
6.25%, 04/18/34 (a)	380,000	372,199
4.13%, 10/07/51 (a)	170,000	116,890
Brookfield Asset Management Ltd.
4.65%, 11/15/30 (a)	180,000	177,815
4.83%, 04/15/31 (a)	150,000	148,649
5.80%, 04/24/35 (a)	275,000	280,525
5.30%, 01/15/36 (a)	235,000	229,275
6.08%, 09/15/55 (a)	250,000	251,330
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	195,000	204,551
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	180,000	158,076
Brookfield Finance LLC/Brookfield Finance, Inc.
3.45%, 04/15/50 (a)	205,000	139,369
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	345,000	341,139
4.85%, 03/29/29 (a)	340,000	340,680
4.35%, 04/15/30 (a)	270,000	265,380
2.72%, 04/15/31 (a)	150,000	136,403
6.35%, 01/05/34 (a)	200,000	212,044
5.68%, 01/15/35 (a)	200,000	203,160
5.33%, 01/15/36 (a)	255,000	251,045
4.70%, 09/20/47 (a)	290,000	246,094
3.50%, 03/30/51 (a)	255,000	174,466
3.63%, 02/15/52 (a)	175,000	121,321
5.97%, 03/04/54 (a)	330,000	326,449
5.81%, 03/03/55 (a)	175,000	169,788
Carlyle Group, Inc.
5.05%, 09/19/35 (a)	230,000	220,381
Cboe Global Markets, Inc.
1.63%, 12/15/30 (a)	160,000	139,885
3.00%, 03/16/32 (a)	100,000	91,071
Charles Schwab Corp.
3.20%, 01/25/28 (a)(d)	190,000	186,614
2.00%, 03/20/28 (a)(d)	400,000	384,032
4.00%, 02/01/29 (a)(d)	195,000	193,185
5.64%, 05/19/29 (a)(b)(d)	325,000	331,292
3.25%, 05/22/29 (a)(d)	175,000	169,477
2.75%, 10/01/29 (a)(d)	145,000	137,183
6.20%, 11/17/29 (a)(b)(d)	415,000	429,305
4.63%, 03/22/30 (a)(d)	165,000	166,030
4.74%, 05/21/30 (a)(b)(d)	330,000	330,769
1.65%, 03/11/31 (a)(d)	220,000	192,379
2.30%, 05/13/31 (a)(d)	245,000	219,763
4.34%, 11/14/31 (a)(b)(d)	310,000	304,981
1.95%, 12/01/31 (a)(d)	225,000	195,847
2.90%, 03/03/32 (a)(d)	265,000	240,466
5.85%, 05/19/34 (a)(b)(d)	435,000	454,566
6.14%, 08/24/34 (a)(b)(d)	420,000	446,439
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.91%, 11/14/36 (a)(b)(d)	325,000	317,996
5.49%, 05/21/37 (a)(b)(d)	350,000	354,949
CME Group, Inc.
3.75%, 06/15/28 (a)	205,000	202,944
4.40%, 03/15/30 (a)	175,000	174,340
2.65%, 03/15/32 (a)	295,000	266,515
5.30%, 09/15/43	250,000	246,775
4.15%, 06/15/48 (a)	215,000	178,009
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	250,000	220,360
2.95%, 08/12/51 (a)	155,000	97,573
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	200,000	197,120
4.00%, 09/15/27 (a)	450,000	447,840
3.63%, 09/01/28 (a)	290,000	284,757
3.95%, 12/01/28 (a)	310,000	306,013
4.35%, 06/15/29 (a)	430,000	426,839
2.10%, 06/15/30 (a)	380,000	345,006
4.20%, 03/15/31 (a)	230,000	225,584
5.25%, 06/15/31 (a)	330,000	337,448
1.85%, 09/15/32 (a)	450,000	379,579
4.60%, 03/15/33 (a)	470,000	462,132
2.65%, 09/15/40 (a)	435,000	316,180
4.25%, 09/21/48 (a)	525,000	432,495
3.00%, 06/15/50 (a)	445,000	290,928
4.95%, 06/15/52 (a)	485,000	438,590
3.00%, 09/15/60 (a)	580,000	341,423
5.20%, 06/15/62 (a)	420,000	381,503
Invesco Finance PLC
5.38%, 11/30/43	230,000	221,225
Janus Henderson U.S. Holdings, Inc.
5.45%, 09/10/34 (a)	170,000	171,618
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	265,000	270,207
4.15%, 01/23/30	380,000	367,327
5.13%, 04/28/31 (a)	350,000	345,723
2.63%, 10/15/31 (a)	360,000	313,675
2.75%, 10/15/32 (a)	340,000	290,683
6.20%, 04/14/34 (a)	450,000	460,719
6.25%, 01/15/36	220,000	225,148
5.50%, 02/15/36 (a)	470,000	453,682
6.50%, 01/20/43	115,000	115,840
KKR & Co., Inc.
5.10%, 08/07/35 (a)	300,000	290,412
Lazard Group LLC
4.50%, 09/19/28 (a)	235,000	233,313
4.38%, 03/11/29 (a)	160,000	158,181
5.63%, 08/01/35 (a)	125,000	125,590
Legg Mason, Inc.
5.63%, 01/15/44	176,000	172,980
LPL Holdings, Inc.
4.90%, 04/03/28 (a)	265,000	265,286
6.75%, 11/17/28 (a)	290,000	301,646
5.20%, 03/15/30 (a)	225,000	226,447
5.15%, 06/15/30 (a)	170,000	170,537
6.00%, 05/20/34 (a)	150,000	153,534
5.65%, 03/15/35 (a)	310,000	308,434
Marex Group PLC
5.83%, 05/08/28 (a)	150,000	151,067
6.40%, 11/04/29 (a)	260,000	266,323
Nasdaq, Inc.
5.35%, 06/28/28 (a)	250,000	253,452
1.65%, 01/15/31 (a)	250,000	219,692
5.55%, 02/15/34 (a)	405,000	416,223
2.50%, 12/21/40 (a)	200,000	140,500
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 04/28/50 (a)	185,000	125,724
3.95%, 03/07/52 (a)	110,000	82,710
5.95%, 08/15/53 (a)	225,000	228,114
6.10%, 06/28/63 (a)	240,000	244,493
Nomura Holdings, Inc.
5.59%, 07/02/27	200,000	202,024
5.39%, 07/06/27	425,000	428,795
5.84%, 01/18/28	200,000	203,544
6.07%, 07/12/28	200,000	205,126
2.17%, 07/14/28	300,000	285,156
5.00%, 06/29/29	300,000	300,753
5.61%, 07/06/29	200,000	204,120
3.10%, 01/16/30	650,000	611,182
4.90%, 07/01/30	200,000	199,628
2.68%, 07/16/30	400,000	366,744
2.61%, 07/14/31	400,000	357,240
3.00%, 01/22/32	310,000	279,211
6.18%, 01/18/33	240,000	253,877
6.09%, 07/12/33	200,000	210,840
5.78%, 07/03/34	345,000	355,947
5.49%, 06/29/35	200,000	203,152
5.04%, 06/10/36 (a)(b)	220,000	215,028
5.55%, 07/14/36	300,000	300,906
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	225,000	225,178
4.90%, 09/11/35 (a)	190,000	185,326
4.95%, 07/15/46	405,000	361,677
3.75%, 04/01/51 (a)	235,000	170,981
5.65%, 09/11/55 (a)	275,000	267,242
Stifel Financial Corp.
4.00%, 05/15/30 (a)	125,000	120,804
TPG Operating Group II LP
4.88%, 05/15/31 (a)	150,000	147,971
5.88%, 03/05/34 (a)	215,000	218,326
5.38%, 01/15/36 (a)	150,000	146,009
		40,582,681
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (a)	480,000	476,338
4.63%, 10/15/27 (a)	225,000	225,157
3.88%, 01/23/28 (a)	420,000	415,174
4.88%, 04/01/28 (a)	300,000	301,356
5.75%, 06/06/28 (a)	190,000	193,741
3.00%, 10/29/28 (a)	1,250,000	1,203,975
5.10%, 01/19/29 (a)	230,000	232,196
4.13%, 02/28/29 (a)	280,000	276,153
4.63%, 09/10/29 (a)	350,000	348,698
6.15%, 09/30/30 (a)	335,000	350,259
4.38%, 11/15/30 (a)	280,000	274,660
5.38%, 12/15/31 (a)	300,000	305,289
3.30%, 01/30/32 (a)	1,280,000	1,172,006
4.75%, 01/15/33 (a)	260,000	254,212
3.40%, 10/29/33 (a)	475,000	422,797
5.30%, 01/19/34 (a)	150,000	150,105
4.95%, 09/10/34 (a)	300,000	292,692
5.00%, 11/15/35 (a)	255,000	248,240
3.85%, 10/29/41 (a)	460,000	371,501
6.95%, 03/10/55 (a)(b)	225,000	232,999
6.50%, 01/31/56 (a)(b)	380,000	385,202
Apollo Debt Solutions BDC
5.20%, 12/08/28 (a)(e)	120,000	118,166
6.90%, 04/13/29 (a)	455,000	466,985
5.88%, 08/30/30 (a)	120,000	118,840
5.70%, 01/23/31 (a)(e)	230,000	225,361
6.70%, 07/29/31 (a)	350,000	356,958
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.55%, 03/15/32 (a)(e)	100,000	100,959
6.55%, 03/15/32 (a)	150,000	151,439
ARES Capital Corp.
2.88%, 06/15/28 (a)	350,000	334,932
5.88%, 03/01/29 (a)	315,000	317,605
5.95%, 07/15/29 (a)	260,000	262,548
5.55%, 01/15/30 (a)	260,000	258,599
5.50%, 09/01/30 (a)	355,000	350,754
5.10%, 01/15/31 (a)	190,000	183,873
5.25%, 04/12/31 (a)	230,000	223,714
3.20%, 11/15/31	305,000	267,689
5.80%, 03/08/32 (a)	250,000	247,792
ARES Strategic Income Fund
5.70%, 03/15/28 (a)	325,000	324,636
5.45%, 09/09/28 (a)	170,000	169,541
4.85%, 01/15/29 (a)	180,000	177,057
6.35%, 08/15/29 (a)	225,000	227,063
5.60%, 02/15/30 (a)	235,000	231,038
5.80%, 09/09/30 (a)(e)	205,000	202,169
5.15%, 01/15/31 (a)	175,000	167,206
5.55%, 04/15/31 (a)	220,000	213,407
6.20%, 03/21/32 (a)	250,000	247,470
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30 (a)	145,000	141,490
5.95%, 03/01/31 (a)	110,000	106,356
Barings BDC, Inc.
5.20%, 09/15/28 (a)	155,000	152,529
7.00%, 02/15/29 (a)	95,000	96,593
Barings Private Credit Corp.
5.75%, 02/06/29 (a)	125,000	124,335
6.15%, 06/11/30 (a)	110,000	107,655
Blackstone Private Credit Fund
4.95%, 09/26/27 (a)	245,000	244,035
7.30%, 11/27/28 (a)	225,000	232,096
4.00%, 01/15/29	250,000	239,050
5.95%, 07/16/29 (a)	250,000	250,077
5.60%, 11/22/29 (a)	300,000	296,181
5.25%, 04/01/30 (a)	150,000	145,707
5.05%, 09/10/30 (a)	150,000	143,670
6.25%, 01/25/31 (a)	205,000	205,166
5.35%, 03/12/31 (a)	220,000	211,653
6.00%, 01/29/32 (a)	350,000	344,711
6.00%, 11/22/34 (a)	250,000	240,712
Blackstone Secured Lending Fund
5.88%, 11/15/27 (a)	215,000	216,701
5.35%, 04/13/28 (a)	290,000	289,081
2.85%, 09/30/28 (a)	245,000	231,268
5.30%, 06/30/30 (a)	250,000	243,245
5.13%, 01/31/31 (a)	125,000	119,840
5.90%, 05/21/31 (a)	210,000	206,947
Blue Owl Capital Corp.
2.88%, 06/11/28 (a)	250,000	236,780
5.95%, 03/15/29 (a)	325,000	324,899
6.20%, 07/15/30 (a)	125,000	124,630
6.30%, 08/15/31 (a)	130,000	129,266
Blue Owl Credit Income Corp.
7.75%, 09/16/27 (a)	150,000	153,339
7.95%, 06/13/28 (a)	200,000	206,848
7.75%, 01/15/29 (a)	160,000	165,002
6.60%, 09/15/29 (a)	250,000	251,637
5.80%, 03/15/30 (a)	465,000	453,533
6.65%, 03/15/31 (a)	250,000	249,825
Blue Owl Technology Finance Corp.
6.10%, 03/15/28 (a)	210,000	209,271
6.75%, 04/04/29 (a)(c)	270,000	271,277
6.13%, 01/23/31 (a)	120,000	116,044
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Capital Southwest Corp.
5.95%, 09/18/30 (a)(c)	175,000	174,379
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	150,000	150,992
5.75%, 02/15/31 (a)	100,000	96,337
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)	120,000	122,908
6.00%, 10/02/30 (a)(e)	50,000	48,511
GATX Corp.
3.50%, 03/15/28 (a)	150,000	147,224
4.55%, 11/07/28 (a)	105,000	104,564
4.70%, 04/01/29 (a)	255,000	254,857
4.00%, 06/30/30 (a)	200,000	194,950
1.90%, 06/01/31 (a)	125,000	109,181
3.50%, 06/01/32 (a)	200,000	185,268
4.90%, 03/15/33	25,000	24,848
5.45%, 09/15/33 (a)	140,000	143,116
6.05%, 03/15/34 (a)	245,000	256,846
6.90%, 05/01/34 (a)	150,000	165,813
5.50%, 06/15/35 (a)	80,000	80,977
5.20%, 03/15/44	105,000	97,770
3.10%, 06/01/51 (a)	295,000	188,175
6.05%, 06/05/54 (a)	280,000	283,125
Goldman Sachs BDC, Inc.
5.10%, 01/28/29 (a)	140,000	136,783
5.65%, 09/09/30 (a)	180,000	176,965
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28	200,000	199,274
5.88%, 05/06/28 (a)(c)	230,000	231,481
5.38%, 01/31/29 (a)	325,000	322,416
6.25%, 05/06/30 (a)	170,000	172,213
5.88%, 01/31/31 (a)	315,000	311,141
Golub Capital BDC, Inc.
7.05%, 12/05/28 (a)	100,000	102,684
6.00%, 07/15/29 (a)	200,000	200,294
6.25%, 06/01/31 (a)	185,000	183,272
Golub Capital Private Credit Fund
5.45%, 08/15/28 (a)	200,000	197,650
5.80%, 09/12/29 (a)	200,000	197,862
5.88%, 05/01/30 (a)	150,000	147,804
5.60%, 04/15/31 (a)(e)	150,000	143,721
Hercules Capital, Inc.
5.35%, 02/10/29 (a)	75,000	74,293
6.00%, 06/16/30 (a)	100,000	99,848
HPS Corporate Lending Fund
5.45%, 01/14/28 (a)	200,000	199,334
4.90%, 09/11/28 (a)	355,000	348,024
6.75%, 01/30/29 (a)	255,000	259,595
5.15%, 04/02/29 (a)(e)	135,000	132,095
6.25%, 09/30/29 (a)	145,000	145,887
5.45%, 11/15/30 (a)	180,000	174,146
5.65%, 04/02/31 (a)(e)	145,000	140,876
6.30%, 08/19/31 (a)(e)	200,000	199,412
5.95%, 04/14/32 (a)	200,000	195,966
Main Street Capital Corp.
5.40%, 08/15/28 (a)	100,000	99,422
6.95%, 03/01/29 (a)	130,000	133,758
Morgan Stanley Direct Lending Fund
6.15%, 05/17/29 (a)	150,000	151,424
6.00%, 05/19/30 (a)	205,000	204,057
MSD Investment Corp.
6.25%, 05/31/30 (a)	150,000	148,541
6.13%, 02/05/31 (a)(e)	120,000	117,272
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New Mountain Finance Corp.
6.20%, 10/15/27	85,000	85,315
6.88%, 02/01/29 (a)	75,000	75,289
North Haven Private Income Fund LLC
5.13%, 09/25/28 (a)(e)	90,000	87,955
5.75%, 02/01/30 (a)	135,000	131,713
Nuveen Churchill Direct Lending Corp.
6.65%, 03/15/30 (a)	225,000	226,426
Oaktree Specialty Lending Corp.
7.10%, 02/15/29 (a)	60,000	61,190
6.34%, 02/27/30 (a)	100,000	99,305
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)	145,000	152,117
6.50%, 07/23/29 (a)	120,000	121,069
6.19%, 07/15/30 (a)	120,000	119,440
Sixth Street Lending Partners
6.50%, 03/11/29 (a)	215,000	219,521
5.75%, 01/15/30 (a)	150,000	149,066
6.13%, 07/15/30 (a)	250,000	251,430
Sixth Street Specialty Lending, Inc.
6.95%, 08/14/28 (a)	95,000	97,654
6.13%, 03/01/29 (a)	50,000	50,562
5.63%, 08/15/30 (a)	100,000	99,108
5.65%, 08/15/31 (a)	100,000	98,174
Sumisho Air Lease Corp.
3.63%, 12/01/27 (a)	209,000	206,103
5.85%, 12/15/27 (a)	200,000	203,220
5.30%, 02/01/28 (a)	125,000	126,105
4.40%, 03/24/28 (e)	250,000	248,697
2.10%, 09/01/28 (a)	200,000	188,834
4.63%, 10/01/28 (a)	360,000	358,747
4.50%, 03/24/29 (a)(e)	400,000	396,732
3.25%, 10/01/29 (a)	250,000	237,815
3.00%, 02/01/30 (a)	300,000	280,794
3.13%, 12/01/30 (a)	265,000	245,512
4.85%, 03/24/31 (a)(e)	500,000	494,885
5.20%, 07/15/31 (a)	180,000	180,853
2.88%, 01/15/32 (a)	300,000	268,029
5.50%, 03/24/36 (a)(e)	150,000	149,493
Trinity Capital, Inc.
7.00%, 05/21/31 (a)	100,000	101,275
		35,749,779
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	234,000	225,962
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31 (a)	245,000	251,091
5.95%, 07/15/33 (a)(e)	300,000	301,362
6.38%, 07/01/34 (a)	340,000	347,154
6.75%, 07/15/35 (a)	185,000	192,566
6.00%, 03/15/36 (a)	125,000	123,438
J Paul Getty Trust
4.91%, 04/01/35 (a)	150,000	150,787
ORIX Corp.
3.70%, 07/18/27	143,000	141,719
5.00%, 09/13/27	150,000	150,676
4.65%, 09/10/29	200,000	199,998
4.45%, 09/09/30	150,000	147,851
2.25%, 03/09/31	190,000	169,250
4.00%, 04/13/32	150,000	143,250
5.20%, 09/13/32	200,000	203,026
5.40%, 02/25/35	150,000	151,933
		2,900,063
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Insurance 1.1%
ACE Capital Trust II
9.70%, 04/01/30	255,000	297,746
AEGON Funding Co. LLC
5.63%, 05/07/36 (a)	160,000	159,309
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	285,000	286,114
Aetna, Inc.
6.63%, 06/15/36	265,000	288,842
6.75%, 12/15/37	230,000	250,810
4.50%, 05/15/42	135,000	116,363
4.75%, 03/15/44	125,000	107,535
3.88%, 08/15/47 (a)	150,000	111,117
Aflac, Inc.
3.60%, 04/01/30 (a)	250,000	241,310
5.15%, 05/14/36 (a)	160,000	160,267
4.00%, 10/15/46 (a)	150,000	119,850
4.75%, 01/15/49 (a)	205,000	179,982
Alleghany Corp.
3.63%, 05/15/30 (a)	175,000	169,365
4.90%, 09/15/44	105,000	94,606
3.25%, 08/15/51 (a)	215,000	142,797
Allstate Corp.
5.05%, 06/24/29 (a)	150,000	151,935
1.45%, 12/15/30 (a)	215,000	187,183
5.25%, 03/30/33 (a)	200,000	203,540
5.35%, 06/01/33	104,000	106,229
5.55%, 05/09/35	210,000	216,371
5.95%, 04/01/36	175,000	184,777
4.50%, 06/15/43	120,000	104,396
4.20%, 12/15/46 (a)	201,000	163,156
3.85%, 08/10/49 (a)	250,000	189,345
6.50%, 05/15/67 (b)	165,000	169,440
American Financial Group, Inc.
5.00%, 09/23/35 (a)	175,000	169,229
4.50%, 06/15/47 (a)	170,000	140,629
American International Group, Inc.
4.85%, 05/07/30 (a)	225,000	226,244
3.40%, 06/30/30 (a)	155,000	147,427
5.13%, 03/27/33 (a)	250,000	251,992
3.88%, 01/15/35	190,000	174,676
5.45%, 05/07/35 (a)	210,000	214,286
4.50%, 07/16/44	300,000	262,035
4.80%, 07/10/45	110,000	98,667
4.75%, 04/01/48 (a)	280,000	246,851
5.75%, 04/01/48 (a)(b)	90,000	90,654
4.38%, 06/30/50 (a)	310,000	256,860
American National Group, Inc.
5.75%, 10/01/29 (a)	150,000	152,354
6.00%, 07/15/35 (a)	275,000	274,134
Aon Corp.
4.50%, 12/15/28 (a)	100,000	99,774
3.75%, 05/02/29 (a)	100,000	97,643
2.80%, 05/15/30 (a)	335,000	311,989
6.25%, 09/30/40	325,000	350,025
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (a)	200,000	174,596
2.60%, 12/02/31 (a)	100,000	89,183
5.00%, 09/12/32 (a)	155,000	155,770
5.35%, 02/28/33 (a)	200,000	204,258
2.90%, 08/23/51 (a)	245,000	151,415
3.90%, 02/28/52 (a)	285,000	211,139
Aon Global Ltd.
4.60%, 06/14/44	180,000	156,794
4.75%, 05/15/45	230,000	202,432
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aon North America, Inc.
5.15%, 03/01/29 (a)	255,000	258,603
5.30%, 03/01/31 (a)	225,000	229,219
5.45%, 03/01/34 (a)	595,000	607,394
5.75%, 03/01/54 (a)	645,000	633,577
Arch Capital Group Ltd.
7.35%, 05/01/34	100,000	114,182
3.64%, 06/30/50 (a)	395,000	288,287
5.95%, 06/15/56 (a)	500,000	505,505
Arthur J Gallagher & Co.
4.60%, 12/15/27 (a)	225,000	225,430
4.85%, 12/15/29 (a)	50,000	50,375
5.00%, 02/15/32 (a)	200,000	200,538
5.50%, 03/02/33 (a)	255,000	260,998
6.50%, 02/15/34 (a)	125,000	134,878
5.45%, 07/15/34 (a)	205,000	208,069
5.15%, 02/15/35 (a)	500,000	496,670
3.50%, 05/20/51 (a)	310,000	214,216
3.05%, 03/09/52	240,000	151,085
5.75%, 03/02/53 (a)	190,000	184,784
6.75%, 02/15/54 (a)	200,000	219,862
5.75%, 07/15/54 (a)	150,000	146,187
5.55%, 02/15/55 (a)	575,000	546,083
Aspen Insurance Holdings Ltd.
5.75%, 07/01/30 (a)	130,000	133,379
Assurant, Inc.
4.90%, 03/27/28 (a)	100,000	100,128
3.70%, 02/22/30 (a)	180,000	172,408
2.65%, 01/15/32 (a)	100,000	87,793
5.55%, 02/15/36 (a)	90,000	89,680
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (a)	155,000	159,529
3.15%, 06/15/31 (a)	100,000	92,735
3.60%, 09/15/51 (a)	215,000	150,021
Athene Holding Ltd.
4.13%, 01/12/28 (a)	415,000	411,165
6.15%, 04/03/30 (a)	125,000	129,559
3.50%, 01/15/31 (a)	200,000	187,474
6.65%, 02/01/33 (a)	125,000	132,431
5.88%, 01/15/34 (a)	200,000	202,292
3.95%, 05/25/51 (a)	150,000	103,058
3.45%, 05/15/52 (a)	145,000	90,700
6.25%, 04/01/54 (a)	305,000	280,990
6.63%, 10/15/54 (a)(b)	225,000	216,313
6.63%, 05/19/55 (a)	380,000	369,390
6.88%, 06/28/55 (a)(b)	185,000	177,776
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	125,000	121,826
4.90%, 01/15/40 (a)(b)	170,000	166,083
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	115,000	113,921
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	210,000	192,419
1.45%, 10/15/30 (a)	345,000	306,432
2.88%, 03/15/32 (a)	450,000	416,016
5.75%, 01/15/40	280,000	300,311
4.40%, 05/15/42	190,000	169,953
4.30%, 05/15/43	190,000	167,875
4.20%, 08/15/48 (a)	705,000	577,670
4.25%, 01/15/49 (a)	650,000	535,236
2.85%, 10/15/50 (a)	590,000	374,638
2.50%, 01/15/51 (a)	335,000	197,623
3.85%, 03/15/52 (a)	840,000	637,090
Berkshire Hathaway, Inc.
4.50%, 02/11/43	50,000	45,043
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brighthouse Financial, Inc.
5.63%, 05/15/30 (a)(c)	200,000	201,976
4.70%, 06/22/47 (a)	330,000	227,403
3.85%, 12/22/51 (a)	220,000	126,878
Brown & Brown, Inc.
4.70%, 06/23/28 (a)	150,000	150,002
4.50%, 03/15/29 (a)	115,000	114,227
4.90%, 06/23/30 (a)	280,000	279,650
2.38%, 03/15/31 (a)	325,000	288,597
4.20%, 03/17/32 (a)	185,000	175,780
5.25%, 06/23/32 (a)	150,000	150,143
5.65%, 06/11/34 (a)	100,000	101,315
5.55%, 06/23/35 (a)	340,000	339,578
4.95%, 03/17/52 (a)	200,000	169,340
6.25%, 06/23/55 (a)	355,000	358,372
Chubb INA Holdings LLC
4.65%, 08/15/29 (a)	200,000	201,038
1.38%, 09/15/30 (a)	350,000	306,960
5.00%, 03/15/34 (a)	495,000	496,351
4.90%, 08/15/35 (a)	370,000	364,838
6.70%, 05/15/36	45,000	50,291
5.30%, 05/20/36 (a)	330,000	333,633
6.00%, 05/11/37	300,000	320,370
6.50%, 05/15/38	120,000	133,819
4.15%, 03/13/43	150,000	127,778
4.35%, 11/03/45	405,000	347,842
2.85%, 12/15/51 (a)	440,000	279,721
3.05%, 12/15/61 (a)	360,000	220,180
Cincinnati Financial Corp.
6.92%, 05/15/28	165,000	172,067
6.13%, 11/01/34	160,000	168,085
CNA Financial Corp.
3.45%, 08/15/27 (a)	220,000	217,279
3.90%, 05/01/29 (a)	210,000	205,460
2.05%, 08/15/30	185,000	165,784
5.50%, 06/15/33 (a)	215,000	218,274
5.20%, 08/15/35 (a)	150,000	147,450
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	230,000	231,557
6.45%, 06/15/34 (a)	200,000	208,502
Corebridge Financial, Inc.
3.85%, 04/05/29 (a)	400,000	391,012
3.90%, 04/05/32 (a)	520,000	488,114
6.05%, 09/15/33 (a)	155,000	162,135
5.75%, 01/15/34 (a)	220,000	226,136
4.35%, 04/05/42 (a)	150,000	126,521
4.40%, 04/05/52 (a)	425,000	341,364
6.88%, 12/15/52 (a)(b)	360,000	365,072
6.38%, 09/15/54 (a)(b)	315,000	314,701
Elevance Health, Inc.
3.65%, 12/01/27 (a)	545,000	538,836
4.10%, 03/01/28 (a)	350,000	347,578
4.00%, 09/15/28 (a)	300,000	296,559
5.15%, 06/15/29 (a)	200,000	202,882
2.88%, 09/15/29 (a)	330,000	312,477
4.75%, 02/15/30 (a)	225,000	225,778
2.25%, 05/15/30 (a)	375,000	343,009
2.55%, 03/15/31 (a)	355,000	322,003
4.95%, 11/01/31 (a)	300,000	301,056
4.10%, 05/15/32 (a)	100,000	95,987
4.60%, 09/15/32 (a)	245,000	240,546
5.50%, 10/15/32 (a)	200,000	205,460
4.75%, 02/15/33 (a)	330,000	325,367
5.38%, 06/15/34 (a)	320,000	325,050
5.95%, 12/15/34	280,000	294,762
5.20%, 02/15/35 (a)	400,000	400,920
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 01/15/36 (a)	315,000	309,087
5.85%, 01/15/36	130,000	135,421
6.38%, 06/15/37	65,000	70,040
4.63%, 05/15/42	305,000	271,011
4.65%, 01/15/43	305,000	270,334
5.10%, 01/15/44	240,000	222,420
4.65%, 08/15/44	265,000	230,714
4.38%, 12/01/47 (a)	545,000	447,549
4.55%, 03/01/48 (a)	250,000	210,872
3.70%, 09/15/49 (a)	285,000	207,437
3.13%, 05/15/50 (a)	300,000	196,122
3.60%, 03/15/51 (a)	575,000	407,594
4.55%, 05/15/52 (a)	310,000	255,961
6.10%, 10/15/52 (a)	215,000	220,431
5.13%, 02/15/53 (a)	340,000	304,477
5.65%, 06/15/54 (a)	320,000	307,978
5.70%, 02/15/55 (a)	400,000	388,604
5.70%, 09/15/55 (a)	150,000	146,123
5.85%, 11/01/64 (a)	240,000	235,956
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	255,000	262,622
Enstar Group Ltd.
4.95%, 06/01/29 (a)	150,000	149,573
3.10%, 09/01/31 (a)	185,000	164,933
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	300,000	298,134
5.59%, 01/11/33 (a)	150,000	153,233
5.00%, 04/20/48 (a)	470,000	411,532
6.70%, 03/28/55 (a)(b)	165,000	169,912
Essent Group Ltd.
6.25%, 07/01/29 (a)	150,000	154,737
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	160,000	140,008
3.50%, 10/15/50 (a)	290,000	197,545
3.13%, 10/15/52 (a)	345,000	215,670
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	175,000	180,073
6.50%, 06/04/29 (a)	150,000	153,272
6.25%, 10/04/34 (a)	230,000	225,517
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	265,000	265,914
4.63%, 04/29/30 (a)	300,000	298,383
3.38%, 03/03/31 (a)	10,000	9,366
5.63%, 08/16/32 (a)	225,000	230,863
6.00%, 12/07/33 (a)	305,000	318,652
5.75%, 05/20/35 (a)	190,000	194,615
6.35%, 03/22/54 (a)	250,000	255,607
6.10%, 03/15/55 (a)	255,000	251,955
6.50%, 05/20/55 (a)	130,000	136,136
6.20%, 06/08/56 (a)(e)	200,000	199,786
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	200,000	188,460
2.45%, 03/15/31 (a)	300,000	265,587
3.20%, 09/17/51 (a)	245,000	155,582
First American Financial Corp.
4.00%, 05/15/30 (a)	175,000	168,270
2.40%, 08/15/31 (a)	200,000	174,192
5.45%, 09/30/34 (a)	190,000	187,477
Globe Life, Inc.
4.55%, 09/15/28 (a)	190,000	189,645
2.15%, 08/15/30 (a)	150,000	135,393
4.80%, 06/15/32 (a)	150,000	147,963
5.85%, 09/15/34 (a)	170,000	175,688
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	165,000	150,284
5.50%, 09/01/35 (a)	200,000	201,446
Hartford Insurance Group, Inc.
2.80%, 08/19/29 (a)	165,000	156,036
5.95%, 10/15/36	170,000	179,284
6.10%, 10/01/41	150,000	157,719
4.30%, 04/15/43	50,000	42,475
4.40%, 03/15/48 (a)	125,000	104,486
3.60%, 08/19/49 (a)	390,000	283,678
2.90%, 09/15/51 (a)	175,000	110,765
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	140,000	146,433
4.70%, 10/01/30 (a)	115,000	113,957
Humana, Inc.
5.75%, 03/01/28 (a)	150,000	152,606
5.75%, 12/01/28 (a)	160,000	163,477
3.70%, 03/23/29 (a)	275,000	268,037
3.13%, 08/15/29 (a)	145,000	138,556
4.88%, 04/01/30 (a)	165,000	164,852
5.38%, 04/15/31 (a)	550,000	557,667
2.15%, 02/03/32 (a)	305,000	265,140
5.88%, 03/01/33 (a)	250,000	257,947
5.95%, 03/15/34 (a)	250,000	258,857
5.55%, 05/01/35 (a)	220,000	220,363
4.63%, 12/01/42	125,000	106,221
4.95%, 10/01/44	250,000	218,415
4.80%, 03/15/47 (a)	150,000	125,033
3.95%, 08/15/49 (a)	150,000	108,729
5.50%, 03/15/53 (a)	250,000	226,722
5.75%, 04/15/54 (a)	300,000	281,541
6.00%, 05/01/55 (a)	160,000	155,293
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	225,000	201,418
5.67%, 06/08/32 (a)	120,000	121,000
4.00%, 11/23/51 (a)	140,000	96,366
Kemper Corp.
2.40%, 09/30/30 (a)	245,000	214,507
3.80%, 02/23/32 (a)	105,000	94,800
Lincoln National Corp.
3.80%, 03/01/28 (a)	250,000	246,580
3.05%, 01/15/30 (a)	205,000	193,042
2.33%, 08/15/30 (a)	150,000	135,953
3.40%, 01/15/31 (a)(c)	165,000	155,143
3.40%, 03/01/32 (a)	75,000	68,435
5.85%, 03/15/34 (a)	100,000	102,380
5.35%, 11/15/35 (a)	150,000	146,732
6.30%, 10/09/37	160,000	168,366
7.00%, 06/15/40	150,000	163,565
4.35%, 03/01/48 (a)	100,000	77,060
Loews Corp.
3.20%, 05/15/30 (a)	310,000	294,398
6.00%, 02/01/35	140,000	147,587
4.13%, 05/15/43	150,000	125,715
Manulife Financial Corp.
3.70%, 03/16/32 (a)	255,000	242,235
4.99%, 12/11/35 (a)	310,000	305,210
5.38%, 03/04/46	260,000	252,697
Markel Group, Inc.
3.50%, 11/01/27 (a)	165,000	162,946
3.35%, 09/17/29 (a)	110,000	105,628
5.00%, 04/05/46	100,000	89,680
4.30%, 11/01/47 (a)	100,000	80,028
5.00%, 05/20/49 (a)	260,000	228,787
4.15%, 09/17/50 (a)	200,000	154,038
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 05/07/52 (a)	240,000	162,838
6.00%, 05/16/54 (a)	100,000	100,073
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27 (a)	300,000	300,603
4.38%, 03/15/29 (a)	670,000	667,561
4.65%, 03/15/30 (a)	325,000	324,915
2.25%, 11/15/30 (a)	315,000	285,179
4.85%, 11/15/31 (a)	345,000	345,966
2.38%, 12/15/31 (a)	105,000	92,976
5.75%, 11/01/32 (a)	150,000	157,121
5.88%, 08/01/33	100,000	105,968
5.40%, 09/15/33 (a)	200,000	205,714
5.15%, 03/15/34 (a)	150,000	151,341
5.00%, 03/15/35 (a)	625,000	619,237
4.75%, 03/15/39 (a)	205,000	194,104
5.35%, 11/15/44 (a)	75,000	71,964
4.35%, 01/30/47 (a)	200,000	166,440
4.20%, 03/01/48 (a)	305,000	246,718
4.90%, 03/15/49 (a)	410,000	365,310
2.90%, 12/15/51 (a)	195,000	122,552
6.25%, 11/01/52 (a)	175,000	186,055
5.45%, 03/15/53 (a)	180,000	171,299
5.70%, 09/15/53 (a)	300,000	297,510
5.45%, 03/15/54 (a)	175,000	167,286
5.40%, 03/15/55 (a)	500,000	472,650
Mercury General Corp.
6.25%, 06/15/36 (a)	150,000	152,735
MetLife, Inc.
4.55%, 03/23/30 (a)	375,000	375,739
6.50%, 12/15/32	270,000	294,384
5.38%, 07/15/33 (a)	250,000	257,912
6.38%, 06/15/34	250,000	271,615
5.30%, 12/15/34 (a)	200,000	203,794
5.70%, 06/15/35	390,000	405,740
5.88%, 02/06/41	235,000	244,104
4.13%, 08/13/42	290,000	244,052
4.88%, 11/13/43	325,000	299,536
4.72%, 12/15/44	285,000	252,068
4.05%, 03/01/45	260,000	212,818
4.60%, 05/13/46	335,000	293,021
5.00%, 07/15/52 (a)	305,000	274,774
5.25%, 01/15/54 (a)	235,000	219,753
6.35%, 03/15/55 (a)(b)	330,000	338,415
5.85%, 03/15/56 (a)(b)	300,000	296,118
6.40%, 12/15/66	420,000	428,375
10.75%, 08/01/69 (b)	225,000	291,712
MGIC Investment Corp.
5.25%, 08/15/28 (a)	295,000	294,823
Nationwide Financial Services, Inc.
6.75%, 05/15/87 (b)	210,000	209,559
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	50,000	51,101
Old Republic International Corp.
5.75%, 03/28/34 (a)	160,000	162,738
5.70%, 06/01/36 (a)	245,000	246,024
3.85%, 06/11/51 (a)	190,000	136,815
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	200,000	194,182
4.50%, 10/01/50 (a)(b)	150,000	145,023
Primerica, Inc.
2.80%, 11/19/31 (a)	200,000	180,150
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	180,000	175,433
2.13%, 06/15/30 (a)	260,000	235,560
6.05%, 10/15/36	150,000	159,519
4.63%, 09/15/42	135,000	120,078
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.35%, 05/15/43	195,000	165,288
4.30%, 11/15/46 (a)	175,000	144,289
5.50%, 03/15/53 (a)	75,000	72,426
Progressive Corp.
4.00%, 03/01/29 (a)	205,000	203,046
6.63%, 03/01/29	85,000	89,690
3.20%, 03/26/30 (a)	255,000	243,199
4.60%, 03/26/31 (a)	150,000	149,528
3.00%, 03/15/32 (a)	150,000	137,019
6.25%, 12/01/32	210,000	227,052
4.95%, 06/15/33 (a)	50,000	50,434
5.15%, 03/26/36 (a)	300,000	300,216
4.35%, 04/25/44	200,000	170,312
3.70%, 01/26/45	150,000	116,498
4.13%, 04/15/47 (a)	350,000	283,535
4.20%, 03/15/48 (a)	270,000	221,327
3.95%, 03/26/50 (a)	195,000	151,794
3.70%, 03/15/52 (a)	125,000	92,423
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	142,000	140,651
2.10%, 03/10/30 (a)	150,000	138,108
5.75%, 07/15/33	220,000	232,120
5.20%, 03/14/35 (a)	70,000	70,223
5.70%, 12/14/36	110,000	113,790
6.63%, 12/01/37	175,000	193,924
3.00%, 03/10/40 (a)	255,000	195,072
4.60%, 05/15/44	200,000	174,920
4.50%, 09/15/47 (a)(b)	345,000	340,663
3.91%, 12/07/47 (a)	310,000	237,686
4.42%, 03/27/48 (a)	200,000	165,198
5.70%, 09/15/48 (a)(b)	415,000	415,730
3.94%, 12/07/49 (a)	405,000	308,403
4.35%, 02/25/50 (a)	300,000	243,432
3.70%, 10/01/50 (a)(b)	305,000	283,388
3.70%, 03/13/51 (a)	575,000	416,800
5.13%, 03/01/52 (a)(b)	350,000	342,821
6.00%, 09/01/52 (b)	460,000	467,788
6.75%, 03/01/53 (a)(b)	170,000	178,891
6.50%, 03/15/54 (a)(b)	210,000	217,092
6.25%, 06/15/56 (a)(b)	200,000	200,600
Prudential Funding Asia PLC
3.13%, 04/14/30	300,000	284,142
3.63%, 03/24/32 (a)	110,000	103,144
Radian Group, Inc.
6.20%, 05/15/29 (a)	230,000	237,620
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	195,744
3.15%, 06/15/30 (a)	320,000	300,102
6.00%, 09/15/33 (a)	200,000	208,726
5.75%, 09/15/34 (a)	200,000	204,812
6.65%, 09/15/55 (a)(b)	205,000	208,192
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	205,000	203,001
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	260,000	252,580
5.75%, 06/05/33 (a)	250,000	256,510
5.80%, 04/01/35 (a)	115,000	117,621
Selective Insurance Group, Inc.
5.90%, 04/15/35 (a)	50,000	51,846
5.38%, 03/01/49 (a)	100,000	92,112
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	165,000	172,367
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	190,000	168,965
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transatlantic Holdings, Inc.
8.00%, 11/30/39	121,000	147,184
Travelers Cos., Inc.
5.05%, 07/24/35 (a)	100,000	99,860
6.75%, 06/20/36	50,000	56,172
6.25%, 06/15/37	285,000	310,758
5.35%, 11/01/40	250,000	249,660
4.60%, 08/01/43	240,000	214,908
4.30%, 08/25/45	125,000	105,556
3.75%, 05/15/46 (a)	225,000	175,113
4.00%, 05/30/47 (a)	240,000	191,978
4.05%, 03/07/48 (a)	200,000	160,274
4.10%, 03/04/49 (a)	200,000	160,708
2.55%, 04/27/50 (a)	225,000	135,524
3.05%, 06/08/51 (a)	275,000	180,425
5.45%, 05/25/53 (a)	225,000	218,653
5.70%, 07/24/55 (a)	240,000	241,591
Travelers Property Casualty Corp.
6.38%, 03/15/33	185,000	203,073
UnitedHealth Group, Inc.
2.95%, 10/15/27	365,000	358,850
5.25%, 02/15/28 (a)	325,000	329,384
3.85%, 06/15/28	355,000	351,464
4.40%, 06/15/28 (a)	200,000	199,912
3.88%, 12/15/28	250,000	246,665
4.25%, 01/15/29 (a)	480,000	477,662
4.70%, 04/15/29 (a)	130,000	130,906
4.00%, 05/15/29 (a)	315,000	310,754
2.88%, 08/15/29	340,000	324,204
4.80%, 01/15/30 (a)	400,000	403,124
5.30%, 02/15/30 (a)	665,000	680,268
2.00%, 05/15/30	400,000	363,592
4.65%, 01/15/31 (a)	235,000	235,226
4.90%, 04/15/31 (a)	325,000	328,604
2.30%, 05/15/31 (a)	460,000	411,971
4.95%, 01/15/32 (a)	425,000	428,085
4.20%, 05/15/32 (a)	480,000	466,618
5.35%, 02/15/33 (a)	580,000	595,573
4.50%, 04/15/33 (a)	530,000	518,536
5.00%, 04/15/34 (a)	395,000	394,885
5.15%, 07/15/34 (a)	580,000	585,551
5.30%, 06/15/35 (a)(c)	400,000	407,428
4.63%, 07/15/35	310,000	300,095
5.80%, 03/15/36	275,000	289,418
6.50%, 06/15/37	175,000	193,042
6.63%, 11/15/37	275,000	307,593
6.88%, 02/15/38	325,000	371,069
3.50%, 08/15/39 (a)	455,000	374,533
2.75%, 05/15/40 (a)	300,000	221,931
5.70%, 10/15/40	85,000	87,000
5.95%, 02/15/41	125,000	130,198
3.05%, 05/15/41 (a)	695,000	524,621
4.63%, 11/15/41	173,000	156,760
4.38%, 03/15/42	175,000	152,429
3.95%, 10/15/42	185,000	152,914
4.25%, 03/15/43	250,000	212,777
5.50%, 07/15/44 (a)	450,000	441,198
4.75%, 07/15/45	630,000	560,631
4.20%, 01/15/47 (a)	220,000	179,274
4.25%, 04/15/47 (a)	265,000	216,449
3.75%, 10/15/47 (a)	485,000	366,568
4.25%, 06/15/48 (a)	600,000	487,872
4.45%, 12/15/48 (a)	350,000	292,320
3.70%, 08/15/49 (a)	365,000	269,498
2.90%, 05/15/50 (a)	490,000	313,179
3.25%, 05/15/51 (a)	670,000	451,278
4.75%, 05/15/52 (a)	635,000	545,573
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.88%, 02/15/53 (a)	600,000	604,314
5.05%, 04/15/53 (a)	585,000	525,833
5.38%, 04/15/54 (a)	555,000	523,337
5.63%, 07/15/54 (a)	815,000	797,461
5.95%, 06/15/55 (a)	245,000	252,548
3.88%, 08/15/59 (a)	440,000	314,908
3.13%, 05/15/60 (a)	430,000	260,915
4.95%, 05/15/62 (a)	305,000	261,693
6.05%, 02/15/63 (a)	575,000	586,460
5.20%, 04/15/63 (a)	555,000	496,342
5.50%, 04/15/64 (a)	345,000	323,213
5.75%, 07/15/64 (a)	740,000	721,811
Unum Group
4.00%, 06/15/29 (a)	195,000	191,004
5.25%, 12/15/35 (a)	130,000	128,088
5.75%, 08/15/42	150,000	149,412
4.50%, 12/15/49 (a)	150,000	120,411
4.13%, 06/15/51 (a)	185,000	138,067
6.00%, 06/15/54 (a)	110,000	108,050
Voya Financial, Inc.
5.70%, 07/15/43	175,000	173,292
4.80%, 06/15/46	100,000	88,159
4.70%, 01/23/48 (a)(b)	195,000	191,868
W.R. Berkley Corp.
4.75%, 08/01/44	100,000	89,632
4.00%, 05/12/50 (a)	150,000	115,275
3.55%, 03/30/52 (a)	150,000	105,749
3.15%, 09/30/61 (a)	125,000	75,536
Willis North America, Inc.
4.50%, 09/15/28 (a)	150,000	149,490
2.95%, 09/15/29 (a)	260,000	246,267
4.55%, 03/15/31 (a)	220,000	216,159
5.35%, 05/15/33 (a)	250,000	253,320
5.15%, 03/15/36 (a)	215,000	210,866
5.05%, 09/15/48 (a)	85,000	75,714
3.88%, 09/15/49 (a)	255,000	190,883
5.90%, 03/05/54 (a)	230,000	227,730
XL Group Ltd.
5.25%, 12/15/43	185,000	173,935
		111,435,517
REITs 0.6%
Agree LP
2.90%, 10/01/30	130,000	120,756
4.80%, 10/01/32	100,000	98,816
2.60%, 06/15/33 (a)	100,000	85,402
5.63%, 06/15/34 (a)	235,000	241,533
5.60%, 06/15/35 (a)	150,000	153,822
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 (a)	150,000	148,449
4.50%, 07/30/29	160,000	158,286
2.75%, 12/15/29 (a)	200,000	186,546
4.70%, 07/01/30 (a)	145,000	143,508
4.90%, 12/15/30 (a)	250,000	249,602
3.38%, 08/15/31 (a)	280,000	257,972
2.00%, 05/18/32 (a)	240,000	202,375
1.88%, 02/01/33 (a)	350,000	285,586
2.95%, 03/15/34 (a)	300,000	254,709
4.75%, 04/15/35 (a)	150,000	142,695
5.50%, 10/01/35 (a)	160,000	160,130
5.25%, 03/15/36 (a)	200,000	196,574
5.25%, 05/15/36 (a)	125,000	122,273
4.85%, 04/15/49 (a)	300,000	255,789
4.00%, 02/01/50 (a)	125,000	93,500
3.55%, 03/15/52 (a)	150,000	103,928
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.15%, 04/15/53 (a)	150,000	132,645
5.63%, 05/15/54 (a)	180,000	170,145
American Assets Trust LP
3.38%, 02/01/31 (a)	95,000	86,872
6.15%, 10/01/34 (a)	150,000	152,559
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	225,000	223,432
4.90%, 02/15/29 (a)	135,000	135,482
4.95%, 06/15/30 (a)	200,000	200,424
2.38%, 07/15/31 (a)	390,000	345,072
3.63%, 04/15/32 (a)	150,000	139,383
5.50%, 02/01/34 (a)	225,000	228,085
5.50%, 07/15/34 (a)	50,000	50,608
3.38%, 07/15/51 (a)	215,000	145,086
4.30%, 04/15/52 (a)	125,000	98,874
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	265,000	257,644
AvalonBay Communities, Inc.
3.20%, 01/15/28 (a)	150,000	147,264
1.90%, 12/01/28	150,000	141,128
3.30%, 06/01/29 (a)	230,000	222,132
2.30%, 03/01/30 (a)	250,000	230,617
4.35%, 12/01/30 (a)	120,000	118,682
2.45%, 01/15/31 (a)	200,000	182,428
2.05%, 01/15/32 (a)	210,000	183,630
5.30%, 12/07/33 (a)	185,000	189,880
5.35%, 06/01/34 (a)	100,000	102,306
5.00%, 08/01/35 (a)	120,000	119,444
3.90%, 10/15/46 (a)	105,000	82,866
4.35%, 04/15/48 (a)	205,000	170,806
Boston Properties LP
6.75%, 12/01/27 (a)	175,000	179,853
4.50%, 12/01/28 (a)	325,000	323,131
3.40%, 06/21/29 (a)	350,000	336,542
2.90%, 03/15/30 (a)	265,000	247,012
3.25%, 01/30/31 (a)	383,000	355,409
2.55%, 04/01/32 (a)	350,000	304,913
2.45%, 10/01/33 (a)	290,000	238,597
6.50%, 01/15/34 (a)	265,000	281,109
5.75%, 01/15/35 (a)	295,000	298,162
Brixmor Operating Partnership LP
4.13%, 05/15/29 (a)	305,000	300,593
4.05%, 07/01/30 (a)	250,000	243,100
2.50%, 08/16/31 (a)	225,000	200,572
5.20%, 04/01/32 (a)	125,000	125,766
4.85%, 02/15/33 (a)	120,000	118,194
5.50%, 02/15/34 (a)	170,000	173,417
5.75%, 02/15/35 (a)	100,000	103,568
5.38%, 06/15/36 (a)	130,000	129,843
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	125,000	110,693
5.00%, 11/01/32 (a)	100,000	98,630
Camden Property Trust
4.10%, 10/15/28 (a)	265,000	262,946
3.15%, 07/01/29 (a)	191,000	183,413
2.80%, 05/15/30 (a)	250,000	233,610
4.90%, 01/15/34 (a)	100,000	99,597
4.90%, 02/28/36 (a)	145,000	141,582
3.35%, 11/01/49 (a)	180,000	126,598
COPT Defense Properties LP
2.00%, 01/15/29 (a)	225,000	210,456
4.50%, 10/15/30 (a)	120,000	118,213
2.75%, 04/15/31 (a)	150,000	136,067
2.90%, 12/01/33	160,000	136,704
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cousins Properties LP
5.25%, 07/15/30 (a)	235,000	237,587
5.38%, 02/15/32 (a)	130,000	131,902
5.88%, 10/01/34 (a)	200,000	204,930
CubeSmart LP
2.25%, 12/15/28 (a)	100,000	94,460
4.38%, 02/15/29 (a)	118,000	117,071
3.00%, 02/15/30 (a)	175,000	164,596
2.00%, 02/15/31 (a)	275,000	242,929
2.50%, 02/15/32 (a)	40,000	35,276
5.13%, 11/01/35 (a)	130,000	128,759
Digital Realty Trust LP
3.70%, 08/15/27 (a)	370,000	366,807
5.55%, 01/15/28 (a)	300,000	304,308
4.45%, 07/15/28 (a)	50,000	49,828
3.60%, 07/01/29 (a)	375,000	363,521
DOC Dr. LLC
3.95%, 01/15/28 (a)	105,000	104,017
2.63%, 11/01/31 (a)	255,000	227,498
EPR Properties
4.95%, 04/15/28 (a)	175,000	175,021
3.75%, 08/15/29 (a)	210,000	201,955
4.75%, 11/15/30 (a)	170,000	166,423
ERP Operating LP
3.25%, 08/01/27 (a)	275,000	271,799
3.50%, 03/01/28 (a)	200,000	197,004
4.15%, 12/01/28 (a)	180,000	178,335
3.00%, 07/01/29 (a)	250,000	239,002
2.50%, 02/15/30 (a)	155,000	143,935
4.95%, 06/15/32 (a)	175,000	175,966
4.65%, 09/15/34 (a)	150,000	146,198
4.50%, 07/01/44	230,000	201,531
4.50%, 06/01/45	245,000	212,288
Essential Properties LP
2.95%, 07/15/31 (a)	215,000	194,394
5.40%, 12/01/35 (a)	120,000	119,026
Essex Portfolio LP
1.70%, 03/01/28 (a)	100,000	95,582
4.00%, 03/01/29 (a)	270,000	265,650
3.00%, 01/15/30 (a)	150,000	141,590
1.65%, 01/15/31	150,000	130,706
2.65%, 03/15/32 (a)	250,000	221,892
5.50%, 04/01/34 (a)	75,000	76,538
5.38%, 04/01/35 (a)	75,000	75,964
4.88%, 02/15/36 (a)	160,000	154,750
4.50%, 03/15/48 (a)	314,000	259,468
2.65%, 09/01/50 (a)	265,000	158,022
Extra Space Storage LP
3.88%, 12/15/27 (a)	200,000	198,390
5.70%, 04/01/28 (a)	250,000	254,370
3.90%, 04/01/29 (a)	200,000	195,940
4.00%, 06/15/29 (a)	160,000	156,891
5.50%, 07/01/30 (a)	275,000	281,468
2.20%, 10/15/30 (a)	325,000	291,691
5.90%, 01/15/31 (a)	55,000	57,077
2.55%, 06/01/31 (a)	275,000	246,628
2.35%, 03/15/32 (a)	200,000	174,066
4.95%, 01/15/33 (a)	240,000	237,722
5.40%, 02/01/34 (a)	230,000	232,539
5.40%, 06/15/35 (a)	215,000	216,797
Federal Realty OP LP
3.25%, 07/15/27 (a)	200,000	197,436
5.38%, 05/01/28 (a)	145,000	146,953
3.20%, 06/15/29 (a)	215,000	206,211
4.50%, 12/01/44	200,000	173,192
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
First Industrial LP
5.25%, 01/15/31 (a)	150,000	151,187
Healthcare Realty Holdings LP
3.75%, 07/01/27 (a)	255,000	253,200
3.10%, 02/15/30 (a)	405,000	381,255
Healthpeak OP LLC
3.50%, 07/15/29 (a)	360,000	347,677
3.00%, 01/15/30 (a)	300,000	283,020
2.88%, 01/15/31 (a)	160,000	147,034
5.25%, 12/15/32 (a)	230,000	232,169
4.75%, 01/15/33 (a)	150,000	147,009
5.38%, 02/15/35 (a)	50,000	50,354
6.75%, 02/01/41	170,000	186,896
Highwoods Realty LP
4.13%, 03/15/28 (a)	120,000	118,286
4.20%, 04/15/29 (a)	200,000	195,666
3.05%, 02/15/30 (a)	35,000	32,615
2.60%, 02/01/31 (a)	160,000	142,811
5.35%, 01/15/33 (a)	145,000	144,205
7.65%, 02/01/34 (a)	105,000	117,330
Host Hotels & Resorts LP
4.25%, 12/15/28 (a)	120,000	118,718
3.38%, 12/15/29 (a)	200,000	190,818
3.50%, 09/15/30	320,000	302,701
5.70%, 06/15/32 (a)	150,000	154,433
5.70%, 07/01/34 (a)	175,000	178,902
5.50%, 04/15/35 (a)	275,000	276,160
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	230,000	217,870
5.45%, 08/15/30 (a)	150,000	152,555
2.00%, 08/15/31 (a)	225,000	194,407
4.15%, 04/15/32 (a)	200,000	190,542
4.95%, 01/15/33 (a)	245,000	241,570
5.50%, 08/15/33 (a)	30,000	30,557
2.70%, 01/15/34	250,000	210,105
4.88%, 02/01/35 (a)	100,000	96,821
Kilroy Realty LP
4.75%, 12/15/28 (a)	115,000	114,170
4.25%, 08/15/29	150,000	145,554
3.05%, 02/15/30 (a)	150,000	138,519
2.50%, 11/15/32 (a)	240,000	199,150
2.65%, 11/15/33 (a)	150,000	121,985
5.88%, 10/15/35 (a)	145,000	143,306
6.25%, 01/15/36 (a)	150,000	152,229
Kimco Realty OP LLC
1.90%, 03/01/28 (a)	250,000	239,887
2.70%, 10/01/30 (a)	150,000	139,356
2.25%, 12/01/31 (a)	150,000	132,543
3.20%, 04/01/32 (a)	150,000	137,916
4.60%, 02/01/33	200,000	196,930
6.40%, 03/01/34 (a)	185,000	200,201
4.85%, 03/01/35 (a)	100,000	98,018
5.30%, 02/01/36 (a)	140,000	141,562
4.25%, 04/01/45	190,000	159,680
4.13%, 12/01/46 (a)	90,000	73,479
4.45%, 09/01/47 (a)	300,000	254,643
3.70%, 10/01/49 (a)	150,000	111,879
Kite Realty Group LP
4.95%, 12/15/31 (a)	35,000	34,889
5.20%, 08/15/32 (a)	90,000	90,770
5.50%, 03/01/34 (a)	100,000	101,537
Kite Realty Group Trust
4.75%, 09/15/30 (a)	150,000	149,517
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.50%, 08/01/30 (a)	375,000	378,838
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lineage OP LP
5.25%, 07/15/30 (a)	175,000	175,341
LXP Industrial Trust
2.70%, 09/15/30	260,000	236,824
Mid-America Apartments LP
4.20%, 06/15/28 (a)	225,000	223,742
3.95%, 03/15/29 (a)	50,000	49,197
2.75%, 03/15/30 (a)	200,000	187,502
1.70%, 02/15/31 (a)	160,000	139,936
5.30%, 02/15/32 (a)	80,000	81,812
4.65%, 01/15/33 (a)	120,000	118,016
5.00%, 03/15/34 (a)	80,000	79,586
4.95%, 03/01/35 (a)	150,000	148,419
2.88%, 09/15/51 (a)	200,000	127,102
National Health Investors, Inc.
3.00%, 02/01/31 (a)	200,000	181,202
5.35%, 02/01/33 (a)	125,000	123,688
NNN REIT, Inc.
3.50%, 10/15/27 (a)	135,000	133,311
4.30%, 10/15/28 (a)	150,000	148,962
2.50%, 04/15/30 (a)	225,000	207,772
5.60%, 10/15/33 (a)	150,000	154,317
5.50%, 06/15/34 (a)	200,000	203,828
4.80%, 10/15/48 (a)	135,000	118,483
3.10%, 04/15/50 (a)	95,000	61,855
3.50%, 04/15/51 (a)	205,000	144,949
3.00%, 04/15/52 (a)	135,000	85,649
Omega Healthcare Investors, Inc.
4.75%, 01/15/28 (a)	143,000	143,017
3.63%, 10/01/29 (a)	340,000	326,203
5.20%, 07/01/30 (a)	170,000	170,913
3.38%, 02/01/31 (a)	325,000	301,691
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	89,077
5.25%, 08/15/32 (a)	150,000	151,707
4.95%, 01/15/35 (a)	150,000	146,859
Piedmont Operating Partnership LP
6.88%, 07/15/29 (a)	125,000	130,516
3.15%, 08/15/30 (a)	145,000	133,071
2.75%, 04/01/32 (a)	130,000	111,358
5.63%, 01/15/33 (a)	320,000	318,918
Prologis LP
3.38%, 12/15/27 (a)	100,000	98,739
4.88%, 06/15/28 (a)	360,000	363,236
3.88%, 09/15/28 (a)	130,000	128,177
4.00%, 09/15/28 (a)	50,000	49,494
4.38%, 02/01/29 (a)	100,000	99,768
2.88%, 11/15/29 (a)	275,000	260,458
2.25%, 04/15/30 (a)	350,000	321,485
1.75%, 07/01/30 (a)	135,000	120,872
1.25%, 10/15/30 (a)	305,000	265,115
4.75%, 01/15/31 (a)	200,000	201,138
1.75%, 02/01/31 (a)	125,000	109,901
1.63%, 03/15/31 (a)	195,000	170,212
2.25%, 01/15/32 (a)	150,000	131,984
4.63%, 01/15/33 (a)	280,000	276,898
4.75%, 06/15/33 (a)	235,000	233,000
5.13%, 01/15/34 (a)	230,000	231,909
5.00%, 03/15/34 (a)	250,000	249,472
5.00%, 01/31/35 (a)	220,000	218,808
5.25%, 05/15/35 (a)	235,000	237,585
4.38%, 09/15/48 (a)	145,000	121,143
3.05%, 03/01/50 (a)	235,000	156,919
3.00%, 04/15/50 (a)	350,000	230,811
2.13%, 10/15/50 (a)	235,000	126,665
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 06/15/53 (a)	295,000	279,864
5.25%, 03/15/54 (a)	300,000	284,460
Public Storage Operating Co.
3.09%, 09/15/27 (a)	250,000	246,522
1.85%, 05/01/28 (a)	25,000	23,889
1.95%, 11/09/28	150,000	141,626
5.13%, 01/15/29 (a)	255,000	259,539
3.39%, 05/01/29 (a)	175,000	170,208
4.38%, 07/01/30 (a)	150,000	149,088
2.30%, 05/01/31 (a)	445,000	399,717
2.25%, 11/09/31	210,000	186,192
5.10%, 08/01/33 (a)	300,000	303,825
5.35%, 08/01/53 (a)	280,000	269,080
Realty Income Corp.
3.95%, 08/15/27	275,000	273,740
3.40%, 01/15/28	160,000	157,430
3.65%, 01/15/28 (a)	200,000	197,570
2.10%, 03/15/28 (a)	150,000	144,159
2.20%, 06/15/28 (a)	265,000	253,745
4.70%, 12/15/28 (a)	50,000	50,142
3.95%, 02/01/29 (a)	150,000	147,861
4.75%, 02/15/29 (a)	200,000	200,950
3.25%, 06/15/29 (a)	170,000	163,880
4.00%, 07/15/29 (a)	140,000	137,525
3.10%, 12/15/29	325,000	309,556
3.40%, 01/15/30 (a)	290,000	277,803
4.85%, 03/15/30 (a)	200,000	201,398
3.25%, 01/15/31 (a)	395,000	371,328
3.20%, 02/15/31 (a)	305,000	285,193
5.63%, 10/13/32 (a)	295,000	306,281
2.85%, 12/15/32	300,000	266,781
4.90%, 07/15/33 (a)	260,000	258,627
5.13%, 02/15/34 (a)	220,000	220,942
4.65%, 03/15/47 (a)	235,000	206,917
5.38%, 09/01/54 (a)	225,000	218,583
Regency Centers LP
4.13%, 03/15/28 (a)	165,000	163,962
2.95%, 09/15/29 (a)	210,000	199,576
3.70%, 06/15/30 (a)	160,000	154,482
5.00%, 07/15/32 (a)	125,000	125,788
5.25%, 01/15/34 (a)	125,000	126,753
5.10%, 01/15/35 (a)	75,000	75,014
4.40%, 02/01/47 (a)	175,000	148,591
4.65%, 03/15/49 (a)	110,000	95,347
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	175,000	155,293
2.15%, 09/01/31 (a)	200,000	174,012
Sabra Health Care LP
3.90%, 10/15/29 (a)	130,000	126,086
3.20%, 12/01/31 (a)	250,000	226,825
Safehold GL Holdings LLC
2.80%, 06/15/31 (a)	195,000	176,116
2.85%, 01/15/32	210,000	187,484
6.10%, 04/01/34 (a)	170,000	178,106
Simon Property Group LP
3.38%, 12/01/27 (a)	175,000	172,520
1.75%, 02/01/28 (a)	300,000	287,976
2.45%, 09/13/29 (a)	440,000	412,249
2.65%, 07/15/30 (a)	250,000	232,155
4.38%, 10/01/30 (a)	325,000	321,695
4.30%, 01/15/31 (a)	250,000	245,915
2.20%, 02/01/31 (a)	200,000	179,812
2.25%, 01/15/32 (a)	225,000	197,131
2.65%, 02/01/32 (a)	250,000	223,445
5.50%, 03/08/33 (a)	200,000	206,758
6.25%, 01/15/34 (a)	160,000	171,765
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 09/26/34 (a)	295,000	288,292
5.13%, 10/01/35 (a)	240,000	240,504
6.75%, 02/01/40	195,000	220,139
4.75%, 03/15/42	200,000	183,670
4.25%, 10/01/44	195,000	164,482
4.25%, 11/30/46 (a)	175,000	144,989
3.25%, 09/13/49 (a)	465,000	319,855
3.80%, 07/15/50 (a)	225,000	169,913
5.85%, 03/08/53 (a)	190,000	192,892
6.65%, 01/15/54 (a)	200,000	224,508
Store Capital LLC
4.50%, 03/15/28 (a)	110,000	109,417
4.63%, 03/15/29 (a)	100,000	98,933
5.40%, 04/30/30 (a)	170,000	171,193
2.75%, 11/18/30 (a)	235,000	212,367
2.70%, 12/01/31 (a)	150,000	132,036
Sun Communities Operating LP
2.30%, 11/01/28 (a)	150,000	142,277
2.70%, 07/15/31 (a)	300,000	269,913
4.20%, 04/15/32 (a)	205,000	196,121
Tanger Properties LP
3.88%, 07/15/27 (a)	150,000	148,934
2.75%, 09/01/31 (a)	140,000	126,015
UDR, Inc.
3.50%, 01/15/28 (a)	145,000	142,709
4.40%, 01/26/29 (a)	205,000	203,889
3.20%, 01/15/30 (a)	150,000	142,778
3.00%, 08/15/31 (a)	285,000	261,707
2.10%, 08/01/32 (a)	100,000	84,984
1.90%, 03/15/33 (a)	150,000	123,957
5.13%, 09/01/34 (a)	205,000	204,278
Ventas Realty LP
4.00%, 03/01/28 (a)	200,000	198,008
4.40%, 01/15/29 (a)	250,000	248,260
3.00%, 01/15/30 (a)	170,000	160,446
4.75%, 11/15/30 (a)	200,000	199,442
2.50%, 09/01/31 (a)	50,000	44,492
5.10%, 07/15/32 (a)	100,000	100,730
5.63%, 07/01/34 (a)	150,000	154,122
5.00%, 01/15/35 (a)	135,000	133,072
5.00%, 02/15/36 (a)	265,000	260,164
5.70%, 09/30/43	150,000	149,622
4.38%, 02/01/45	130,000	109,637
4.88%, 04/15/49 (a)	85,000	74,367
Welltower OP LLC
4.25%, 04/15/28 (a)	265,000	263,858
4.13%, 03/15/29 (a)	300,000	296,931
3.10%, 01/15/30 (a)	150,000	142,520
4.50%, 07/01/30 (a)	385,000	383,129
2.75%, 01/15/31 (a)	265,000	243,959
2.80%, 06/01/31 (a)	275,000	252,285
2.75%, 01/15/32 (a)	90,000	81,198
3.85%, 06/15/32 (a)	200,000	190,192
5.13%, 07/01/35 (a)	250,000	251,012
6.50%, 03/15/41	260,000	288,712
4.95%, 09/01/48 (a)	250,000	231,000
WP Carey, Inc.
3.85%, 07/15/29 (a)	115,000	112,449
4.65%, 07/15/30 (a)	120,000	119,230
2.40%, 02/01/31 (a)	260,000	233,909
2.45%, 02/01/32 (a)	140,000	122,555
2.25%, 04/01/33 (a)	225,000	188,894
		65,168,201
		808,366,400

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Industrial 13.7%
Basic Industry 0.6%
Air Products & Chemicals, Inc.
4.30%, 06/11/28 (a)	245,000	244,615
4.60%, 02/08/29 (a)	290,000	291,038
2.05%, 05/15/30 (a)	165,000	150,341
4.75%, 02/08/31 (a)	150,000	151,001
4.90%, 10/11/32 (a)	160,000	161,520
4.80%, 03/03/33 (a)	160,000	160,949
4.85%, 02/08/34 (a)	345,000	344,120
2.70%, 05/15/40 (a)	525,000	388,873
2.80%, 05/15/50 (a)	300,000	189,876
Albemarle Corp.
5.05%, 06/01/32 (a)	195,000	194,357
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	325,000	307,895
6.50%, 04/15/40	215,000	225,670
ArcelorMittal SA
6.55%, 11/29/27 (a)	325,000	332,871
4.25%, 07/16/29	250,000	246,652
6.80%, 11/29/32 (a)	325,000	356,925
6.00%, 06/17/34 (a)	100,000	104,679
5.38%, 05/19/36 (a)	330,000	327,211
7.00%, 10/15/39	215,000	238,209
6.75%, 03/01/41 (f)	125,000	135,074
6.35%, 06/17/54 (a)(c)	150,000	157,251
Barrick Mining Corp.
5.25%, 04/01/42	25,000	24,255
Barrick North America Finance LLC
5.70%, 05/30/41	395,000	399,689
5.75%, 05/01/43	200,000	202,182
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	355,000	368,852
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (a)	335,000	336,863
5.10%, 09/08/28 (a)	270,000	273,383
5.00%, 02/21/30 (a)	435,000	440,468
5.25%, 09/08/30 (a)	370,000	378,103
5.13%, 02/21/32 (a)	200,000	203,418
4.90%, 02/28/33 (a)	300,000	300,573
5.25%, 09/08/33 (a)	500,000	510,585
5.30%, 02/21/35 (a)	385,000	392,454
5.00%, 02/15/36 (a)	150,000	149,804
4.13%, 02/24/42	275,000	237,042
5.00%, 09/30/43	770,000	726,310
5.50%, 09/08/53 (a)	240,000	236,830
5.75%, 09/05/55 (a)	310,000	314,910
Cabot Corp.
4.00%, 07/01/29 (a)	170,000	166,311
5.00%, 06/30/32 (a)	125,000	124,833
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (a)	200,000	197,016
5.50%, 11/02/47 (a)	200,000	175,666
CF Industries, Inc.
5.15%, 03/15/34	270,000	267,767
5.30%, 11/26/35 (a)	310,000	308,999
4.95%, 06/01/43	235,000	211,958
5.38%, 03/15/44	250,000	234,782
Dow Chemical Co.
4.80%, 11/30/28 (a)	200,000	200,512
7.38%, 11/01/29	229,000	246,606
2.10%, 11/15/30 (a)	250,000	220,835
4.80%, 01/15/31 (a)	225,000	221,688
6.30%, 03/15/33 (a)	190,000	199,682
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.15%, 02/15/34 (a)	220,000	215,937
4.25%, 10/01/34	285,000	259,096
5.35%, 03/15/35 (a)	205,000	201,808
5.65%, 03/15/36 (a)(c)	190,000	189,137
9.40%, 05/15/39	150,000	194,555
5.25%, 11/15/41	260,000	234,426
4.38%, 11/15/42	450,000	363,217
4.63%, 10/01/44	160,000	130,800
5.55%, 11/30/48 (a)	280,000	248,637
4.80%, 05/15/49 (a)	280,000	224,252
3.60%, 11/15/50 (a)	360,000	238,774
6.90%, 05/15/53 (a)(c)	270,000	282,274
5.60%, 02/15/54 (a)	325,000	288,314
5.95%, 03/15/55 (a)	180,000	167,468
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	200,000	199,980
4.73%, 11/15/28 (a)(e)	248,000	247,968
5.32%, 11/15/38 (a)	200,000	197,800
5.42%, 11/15/48 (a)	116,000	109,378
Eastman Chemical Co.
4.50%, 12/01/28 (a)	150,000	149,339
5.00%, 08/01/29 (a)	50,000	50,285
5.75%, 03/08/33 (a)	150,000	155,166
5.63%, 02/20/34 (a)	315,000	320,922
4.80%, 09/01/42	200,000	178,346
4.65%, 10/15/44	385,000	329,498
Ecolab, Inc.
3.25%, 12/01/27 (a)	200,000	197,208
5.25%, 01/15/28 (a)	100,000	101,275
4.60%, 06/15/29 (a)	400,000	400,732
4.80%, 03/24/30 (a)	75,000	75,562
1.30%, 01/30/31	310,000	267,415
4.80%, 06/15/31 (a)	300,000	301,422
2.13%, 02/01/32 (a)	305,000	267,400
5.15%, 06/15/33 (a)	500,000	507,000
5.00%, 09/01/35 (a)	225,000	224,501
5.35%, 06/15/36 (a)	470,000	478,338
5.50%, 12/08/41	160,000	162,203
3.95%, 12/01/47 (a)	230,000	183,423
2.13%, 08/15/50 (a)	145,000	78,564
2.70%, 12/15/51 (a)	310,000	189,289
2.75%, 08/18/55 (a)	314,000	186,852
EIDP, Inc.
2.30%, 07/15/30 (a)	335,000	309,108
4.80%, 05/15/33 (a)	250,000	246,937
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	140,000	140,129
4.13%, 03/01/28 (a)	185,000	183,481
4.38%, 08/01/28 (a)	210,000	208,658
5.25%, 09/01/29 (a)	150,000	150,984
4.25%, 03/01/30 (a)	190,000	186,840
4.63%, 08/01/30 (a)	200,000	198,832
5.40%, 11/14/34	200,000	203,568
5.45%, 03/15/43	525,000	508,037
Georgia-Pacific LLC
7.75%, 11/15/29	185,000	202,891
8.88%, 05/15/31	145,000	170,610
Gerdau Trade, Inc.
5.75%, 06/09/35 (a)	300,000	306,969
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	99,726
5.00%, 09/26/48 (a)	250,000	221,095
International Paper Co.
5.00%, 09/15/35	125,000	122,696
7.30%, 11/15/39	175,000	198,475
6.00%, 11/15/41	230,000	231,842
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 06/15/44	210,000	181,203
5.15%, 05/15/46	165,000	146,914
4.40%, 08/15/47 (a)	250,000	200,468
4.35%, 08/15/48 (a)	275,000	217,181
Kinross Gold Corp.
6.25%, 07/15/33 (a)	205,000	216,667
Linde, Inc.
1.10%, 08/10/30 (a)	210,000	184,017
3.55%, 11/07/42	200,000	160,006
2.00%, 08/10/50 (a)	130,000	69,702
Lubrizol Corp.
6.50%, 10/01/34	215,000	238,467
LYB International Finance BV
5.25%, 07/15/43	225,000	198,432
4.88%, 03/15/44	345,000	289,752
LYB International Finance III LLC
2.25%, 10/01/30 (a)	130,000	116,255
5.13%, 01/15/31 (a)	150,000	149,721
5.63%, 05/15/33 (a)	120,000	120,880
5.50%, 03/01/34 (a)	265,000	262,880
6.15%, 05/15/35 (a)	125,000	128,094
5.88%, 01/15/36 (a)(c)	300,000	301,014
3.38%, 10/01/40 (a)	255,000	186,912
4.20%, 10/15/49 (a)	350,000	254,807
4.20%, 05/01/50 (a)	360,000	261,878
3.63%, 04/01/51 (a)	355,000	234,598
3.80%, 10/01/60 (a)	150,000	95,091
LyondellBasell Industries NV
4.63%, 02/26/55	335,000	255,843
Mosaic Co.
4.05%, 11/15/27 (a)	250,000	248,410
4.35%, 01/15/29 (a)	215,000	213,093
4.60%, 11/15/30 (a)	165,000	163,187
5.45%, 11/15/33	220,000	222,840
4.88%, 11/15/41	110,000	99,124
5.63%, 11/15/43	215,000	204,295
NewMarket Corp.
2.70%, 03/18/31 (a)	250,000	226,777
Newmont Corp.
2.60%, 07/15/32 (a)	250,000	223,958
4.88%, 03/15/42	300,000	283,668
5.45%, 06/09/44 (a)	100,000	98,049
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)	245,000	234,436
5.35%, 03/15/34 (a)	350,000	359,180
4.20%, 05/13/50 (a)	175,000	141,190
Nucor Corp.
3.95%, 05/01/28 (a)	200,000	198,326
2.70%, 06/01/30 (a)	230,000	214,229
4.65%, 06/01/30 (a)	150,000	150,186
3.13%, 04/01/32 (a)	225,000	206,809
6.40%, 12/01/37	160,000	176,070
5.20%, 08/01/43	125,000	121,930
4.40%, 05/01/48 (a)	95,000	80,498
3.85%, 04/01/52 (a)	195,000	149,397
2.98%, 12/15/55	150,000	94,029
Nutrien Ltd.
4.90%, 03/27/28 (a)	200,000	200,974
4.20%, 04/01/29 (a)	290,000	287,193
4.85%, 05/29/31 (a)	245,000	244,802
5.25%, 03/12/32 (a)	200,000	203,362
5.40%, 06/21/34 (a)	150,000	152,202
4.13%, 03/15/35 (a)	300,000	276,108
5.35%, 05/29/36 (a)	400,000	399,324
5.88%, 12/01/36	185,000	191,862
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.13%, 01/15/41 (a)	200,000	209,392
4.90%, 06/01/43 (a)	200,000	180,696
5.25%, 01/15/45 (a)	175,000	164,124
5.00%, 04/01/49 (a)	215,000	191,651
3.95%, 05/13/50 (a)	210,000	158,815
5.80%, 03/27/53 (a)	200,000	198,724
Packaging Corp. of America
3.40%, 12/15/27 (a)	200,000	197,108
3.00%, 12/15/29 (a)	200,000	189,414
5.20%, 08/15/35 (a)	150,000	150,185
4.05%, 12/15/49 (a)	235,000	183,225
3.05%, 10/01/51 (a)	300,000	194,661
PPG Industries, Inc.
3.75%, 03/15/28 (a)	285,000	281,506
2.80%, 08/15/29 (a)	150,000	142,152
2.55%, 06/15/30 (a)	100,000	92,688
4.38%, 03/15/31 (a)	210,000	206,539
Rayonier LP
2.75%, 05/17/31 (a)	260,000	233,516
Reliance, Inc.
2.15%, 08/15/30 (a)	150,000	135,225
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	201,000	221,878
6.13%, 12/15/33	250,000	267,272
5.75%, 06/01/35	145,000	151,600
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	250,000	263,097
5.20%, 11/02/40	350,000	344,480
2.75%, 11/02/51	350,000	216,556
Rio Tinto Finance USA PLC
4.50%, 03/14/28 (a)	200,000	200,442
4.88%, 03/14/30 (a)	590,000	595,593
5.00%, 03/14/32 (a)	335,000	338,595
5.00%, 03/09/33 (a)	200,000	201,944
5.25%, 03/14/35 (a)	810,000	822,968
4.75%, 03/22/42	150,000	138,845
4.13%, 08/21/42	330,000	282,107
5.13%, 03/09/53 (a)	350,000	324,583
5.75%, 03/14/55 (a)	500,000	505,915
5.88%, 03/14/65 (a)	260,000	264,909
Rohm & Haas Co.
7.85%, 07/15/29	175,000	189,511
RPM International, Inc.
2.95%, 01/15/32 (a)	110,000	99,102
5.25%, 06/01/45	90,000	83,660
4.25%, 01/15/48 (a)	240,000	193,301
Sherwin-Williams Co.
4.55%, 03/01/28 (a)	120,000	120,013
4.30%, 08/15/28 (a)	150,000	149,268
2.95%, 08/15/29 (a)	200,000	190,478
2.30%, 05/15/30 (a)	200,000	183,068
4.50%, 08/15/30 (a)	150,000	148,778
4.80%, 09/01/31 (a)	185,000	185,283
2.20%, 03/15/32	140,000	122,300
5.15%, 08/15/35 (a)	190,000	190,557
4.55%, 08/01/45	125,000	107,459
4.50%, 06/01/47 (a)	405,000	340,824
3.80%, 08/15/49 (a)	400,000	301,772
3.30%, 05/15/50 (a)(c)	215,000	145,538
2.90%, 03/15/52	170,000	105,300
Smurfit Kappa Treasury ULC
5.44%, 04/03/34 (a)	430,000	436,256
5.78%, 04/03/54 (a)	300,000	299,985
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Smurfit Westrock Financing DAC
5.42%, 01/15/35 (a)	300,000	303,678
5.19%, 01/15/36 (a)	200,000	198,346
Southern Copper Corp.
7.50%, 07/27/35	375,000	431,602
5.35%, 06/24/36 (a)	400,000	397,528
6.75%, 04/16/40	350,000	386,389
5.25%, 11/08/42	385,000	362,828
5.88%, 04/23/45	525,000	526,507
Steel Dynamics, Inc.
1.65%, 10/15/27 (a)	300,000	289,353
4.00%, 12/15/28 (a)	200,000	197,054
3.45%, 04/15/30 (a)	265,000	252,942
3.25%, 01/15/31 (a)	150,000	140,700
5.38%, 08/15/34 (a)	125,000	126,546
5.25%, 05/15/35 (a)	130,000	130,523
3.25%, 10/15/50 (a)	185,000	124,605
5.75%, 05/15/55 (a)	100,000	99,327
Suzano Austria GmbH
2.50%, 09/15/28 (a)	125,000	118,646
6.00%, 01/15/29 (a)	575,000	584,965
5.00%, 01/15/30 (a)	325,000	320,746
3.75%, 01/15/31 (a)	380,000	356,793
3.13%, 01/15/32 (a)	495,000	439,045
Suzano Netherlands BV
5.50%, 01/15/36 (a)	300,000	292,134
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	440,000	419,307
6.13%, 06/12/33 (a)	550,000	577,428
8.25%, 01/17/34	270,000	317,660
6.88%, 11/21/36	250,000	278,347
6.88%, 11/10/39	300,000	333,831
6.40%, 06/28/54 (a)	525,000	534,623
Vale SA
5.63%, 09/11/42 (c)	160,000	158,234
Westlake Corp.
3.38%, 06/15/30 (a)	220,000	208,844
5.55%, 11/15/35 (a)	180,000	178,493
2.88%, 08/15/41 (a)	130,000	89,566
5.00%, 08/15/46 (a)	210,000	181,007
4.38%, 11/15/47 (a)	140,000	108,725
3.13%, 08/15/51 (a)	175,000	107,590
6.38%, 11/15/55 (a)	180,000	177,829
3.38%, 08/15/61 (a)	135,000	80,810
WestRock MWV LLC
8.20%, 01/15/30	190,000	210,663
7.95%, 02/15/31	115,000	129,093
Weyerhaeuser Co.
6.95%, 10/01/27	150,000	154,128
4.00%, 11/15/29 (a)	225,000	220,019
4.00%, 04/15/30 (a)	260,000	253,011
7.38%, 03/15/32	235,000	262,189
3.38%, 03/09/33 (a)	135,000	122,255
4.00%, 03/09/52 (a)	125,000	94,684
WRKCo, Inc.
3.90%, 06/01/28 (a)	250,000	246,792
4.90%, 03/15/29 (a)	335,000	336,367
4.20%, 06/01/32 (a)	285,000	273,614
3.00%, 06/15/33 (a)	250,000	220,280
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(e)	215,000	191,976
		60,597,712
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Capital Goods 1.3%
3M Co.
2.88%, 10/15/27 (a)	300,000	294,387
3.63%, 09/14/28 (a)	300,000	295,533
3.38%, 03/01/29 (a)	300,000	291,408
2.38%, 08/26/29 (a)	430,000	403,228
4.80%, 03/15/30 (a)	25,000	25,168
3.05%, 04/15/30 (a)	190,000	179,662
5.15%, 03/15/35 (a)	25,000	25,265
5.70%, 03/15/37	205,000	212,480
3.88%, 06/15/44	225,000	180,495
3.13%, 09/19/46 (a)	200,000	137,918
3.63%, 10/15/47 (a)	160,000	119,546
4.00%, 09/14/48 (a)	375,000	295,185
3.25%, 08/26/49 (a)	325,000	222,771
3.70%, 04/15/50 (a)	205,000	152,459
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	280,000	277,096
4.38%, 05/08/42	150,000	132,624
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	305,000	273,347
AGCO Corp.
5.80%, 03/21/34 (a)	300,000	306,096
Allegion PLC
3.50%, 10/01/29 (a)	320,000	307,382
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	100,000	98,729
5.41%, 07/01/32 (a)	215,000	218,848
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	160,000	159,600
5.63%, 05/26/33 (a)	235,000	241,921
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	325,000	326,180
4.25%, 03/08/29 (a)	200,000	198,228
5.10%, 03/17/30 (a)	200,000	202,202
2.63%, 06/19/30 (a)	250,000	230,857
2.69%, 05/25/31 (a)	380,000	344,432
5.50%, 03/17/35 (a)	200,000	203,374
5.13%, 03/12/36 (a)	200,000	196,644
Amcor Group Finance PLC
5.45%, 05/23/29 (a)	155,000	158,126
Amphenol Corp.
3.80%, 11/15/27	225,000	223,301
4.38%, 06/12/28 (a)	260,000	259,732
3.90%, 11/15/28 (a)	200,000	197,614
5.05%, 04/05/29 (a)	150,000	152,399
4.35%, 06/01/29 (a)	140,000	139,780
2.80%, 02/15/30 (a)	385,000	361,734
4.13%, 11/15/30 (a)	300,000	294,174
2.20%, 09/15/31 (a)	270,000	238,915
4.40%, 02/15/33 (a)	350,000	340,438
5.25%, 04/05/34 (a)	330,000	336,475
5.00%, 01/15/35 (a)	225,000	224,856
4.63%, 02/15/36 (a)	500,000	483,010
5.38%, 11/15/54 (a)	245,000	238,074
5.30%, 11/15/55 (a)	450,000	427,432
Amrize Finance U.S. LLC
4.70%, 04/07/28 (a)	225,000	225,346
4.95%, 04/07/30 (a)	285,000	286,978
5.40%, 04/07/35 (a)	260,000	264,183
7.13%, 07/15/36	160,000	181,358
4.75%, 09/22/46 (a)	150,000	131,034
AptarGroup, Inc.
4.75%, 03/30/31 (a)	180,000	178,367
3.60%, 03/15/32 (a)	170,000	157,466
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Avery Dennison Corp.
2.65%, 04/30/30 (a)	225,000	208,287
2.25%, 02/15/32 (a)	155,000	135,036
5.75%, 03/15/33 (a)	210,000	219,624
Berry Global, Inc.
5.50%, 04/15/28 (a)	130,000	132,012
5.80%, 06/15/31 (a)	310,000	321,591
5.65%, 01/15/34 (a)	210,000	215,063
Boeing Co.
3.25%, 02/01/28 (a)	395,000	386,934
3.25%, 03/01/28 (a)	140,000	137,137
3.45%, 11/01/28 (a)	235,000	228,904
3.20%, 03/01/29 (a)	320,000	308,592
6.30%, 05/01/29	480,000	499,810
2.95%, 02/01/30 (a)	200,000	188,258
5.15%, 05/01/30 (a)	1,215,000	1,229,957
3.63%, 02/01/31 (a)	465,000	442,387
6.39%, 05/01/31 (a)	340,000	361,335
6.13%, 02/15/33	140,000	148,988
3.60%, 05/01/34 (a)	490,000	441,250
6.53%, 05/01/34 (a)	810,000	881,572
3.25%, 02/01/35 (a)	250,000	216,970
6.63%, 02/15/38	130,000	142,346
3.55%, 03/01/38 (a)	135,000	113,098
3.50%, 03/01/39 (a)	165,000	134,690
6.88%, 03/15/39	150,000	167,972
5.88%, 02/15/40	160,000	164,706
5.71%, 05/01/40 (a)	875,000	889,779
3.38%, 06/15/46 (a)	145,000	101,844
3.65%, 03/01/47 (a)	190,000	137,353
3.63%, 03/01/48 (a)	290,000	208,205
3.85%, 11/01/48 (a)	145,000	107,249
3.90%, 05/01/49 (a)	265,000	198,443
3.75%, 02/01/50 (a)	400,000	292,136
5.81%, 05/01/50 (a)	1,845,000	1,822,509
6.86%, 05/01/54 (a)	845,000	951,504
3.83%, 03/01/59 (a)	185,000	128,893
3.95%, 08/01/59 (a)	300,000	214,011
5.93%, 05/01/60 (a)	1,110,000	1,094,182
7.01%, 05/01/64 (a)	450,000	512,766
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	235,000	232,509
2.75%, 03/01/30 (a)	175,000	163,443
5.25%, 09/15/35 (a)	310,000	309,368
5.55%, 09/15/40 (a)	150,000	149,331
Carrier Global Corp.
2.72%, 02/15/30 (a)	675,000	631,449
2.70%, 02/15/31 (a)(e)	260,000	238,576
5.90%, 03/15/34 (a)	275,000	290,119
3.38%, 04/05/40 (a)	460,000	370,148
3.58%, 04/05/50 (a)(e)	425,000	310,271
6.20%, 03/15/54 (a)	174,000	186,879
Caterpillar Financial Services Corp.
3.60%, 08/12/27	200,000	198,646
1.10%, 09/14/27	355,000	342,199
4.40%, 10/15/27	200,000	200,376
4.60%, 11/15/27	300,000	301,332
3.70%, 01/10/28	160,000	158,757
4.40%, 03/03/28	100,000	100,123
4.20%, 05/15/28	250,000	249,287
4.10%, 08/15/28	225,000	223,868
3.95%, 11/14/28	320,000	316,880
3.75%, 02/23/29	300,000	295,128
4.85%, 02/27/29	185,000	187,300
4.30%, 05/15/29	360,000	358,816
4.38%, 08/16/29	275,000	274,554
4.70%, 11/15/29	275,000	277,123
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 01/08/31	235,000	231,299
4.50%, 05/15/31	330,000	328,515
Caterpillar, Inc.
2.60%, 09/19/29 (a)	150,000	141,846
2.60%, 04/09/30 (a)	335,000	314,056
1.90%, 03/12/31 (a)	240,000	213,538
5.20%, 05/15/35 (a)	510,000	520,618
5.30%, 09/15/35	65,000	66,996
6.05%, 08/15/36	245,000	266,705
5.20%, 05/27/41	420,000	421,243
3.80%, 08/15/42	520,000	432,255
4.30%, 05/15/44	175,000	152,338
3.25%, 09/19/49 (a)	305,000	215,955
3.25%, 04/09/50 (a)	425,000	299,748
5.50%, 05/15/55 (a)(c)	95,000	96,335
4.75%, 05/15/64	130,000	114,455
Cemex SAB de CV
5.75%, 06/05/36 (a)	500,000	498,125
CNH Industrial Capital LLC
4.50%, 10/08/27 (a)	290,000	289,890
4.75%, 03/21/28 (a)	150,000	150,314
4.55%, 04/10/28 (a)	235,000	234,441
5.50%, 01/12/29 (a)	275,000	280,195
5.10%, 04/20/29 (a)	150,000	151,428
4.38%, 03/07/31 (a)	160,000	156,560
CNH Industrial NV
3.85%, 11/15/27 (a)	240,000	237,506
CRH America Finance, Inc.
4.40%, 02/09/31 (a)	450,000	443,227
5.40%, 05/21/34 (a)	200,000	203,258
5.50%, 01/09/35 (a)	400,000	406,808
5.00%, 02/09/36 (a)	275,000	269,170
5.88%, 01/09/55 (a)	200,000	202,290
5.60%, 02/09/56 (a)	200,000	195,752
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	202,920
5.13%, 01/09/30 (a)	450,000	455,989
Deere & Co.
5.38%, 10/16/29	150,000	154,643
3.10%, 04/15/30 (a)	270,000	256,813
7.13%, 03/03/31	160,000	177,002
5.45%, 01/16/35 (a)	315,000	325,849
3.90%, 06/09/42	410,000	347,787
2.88%, 09/07/49 (a)	170,000	112,319
3.75%, 04/15/50 (a)	305,000	235,009
5.70%, 01/19/55 (a)	225,000	231,498
Dover Corp.
2.95%, 11/04/29 (a)	160,000	151,789
5.38%, 10/15/35	120,000	123,427
5.38%, 03/01/41	90,000	89,652
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	250,000	223,532
5.00%, 03/15/36 (a)	230,000	222,493
Eaton Capital ULC
4.45%, 05/09/30 (a)	200,000	198,920
Eaton Corp.
3.10%, 09/15/27 (a)	215,000	212,166
3.85%, 03/06/28	450,000	445,833
4.35%, 05/18/28 (a)	225,000	224,984
3.95%, 03/06/29 (a)	450,000	443,673
4.20%, 03/06/31 (a)	450,000	441,234
4.00%, 11/02/32	230,000	221,959
4.50%, 03/06/33 (a)	300,000	293,883
4.15%, 03/15/33	475,000	458,997
4.80%, 03/06/36 (a)	500,000	490,720
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 11/02/42	325,000	280,442
3.92%, 09/15/47 (a)	145,000	115,894
4.70%, 08/23/52	305,000	271,877
5.45%, 03/06/56 (a)	335,000	328,880
Embraer Netherlands Finance BV
5.98%, 02/11/35 (a)	200,000	208,364
5.40%, 01/09/38 (a)	390,000	376,841
Emerson Electric Co.
1.80%, 10/15/27 (a)	120,000	116,340
2.00%, 12/21/28 (a)	290,000	273,830
1.95%, 10/15/30 (a)	125,000	112,560
2.20%, 12/21/31 (a)	300,000	265,554
5.00%, 03/15/35 (a)	125,000	125,563
5.25%, 11/15/39	185,000	187,470
2.75%, 10/15/50 (a)	205,000	129,650
2.80%, 12/21/51 (a)	310,000	194,993
Ferguson Enterprises, Inc.
4.35%, 03/15/31 (a)	220,000	216,097
5.00%, 10/03/34 (a)	225,000	222,725
Flowserve Corp.
3.50%, 10/01/30 (a)	200,000	188,752
2.80%, 01/15/32 (a)	165,000	146,571
5.70%, 05/15/36 (a)	170,000	170,972
Fortive Corp.
4.75%, 05/15/31 (a)	200,000	198,742
5.25%, 05/15/36 (a)	240,000	239,266
4.30%, 06/15/46 (a)	160,000	131,645
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	240,000	229,082
4.00%, 03/25/32 (a)	110,000	104,174
5.88%, 06/01/33 (a)(c)	175,000	182,196
4.50%, 03/25/52 (a)	170,000	138,021
GE Capital Funding LLC
4.55%, 05/15/32 (a)	200,000	198,582
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	425,000	406,100
GE Vernova, Inc.
4.25%, 02/04/31 (a)	200,000	196,948
4.88%, 02/04/36 (a)	300,000	295,332
5.50%, 02/04/56 (a)	370,000	359,133
General Dynamics Corp.
2.63%, 11/15/27 (a)	150,000	146,859
3.75%, 05/15/28 (a)	300,000	297,336
3.63%, 04/01/30 (a)	325,000	314,418
2.25%, 06/01/31 (a)	150,000	134,615
4.95%, 08/15/35 (a)	225,000	225,448
4.25%, 04/01/40 (a)	220,000	197,881
2.85%, 06/01/41 (a)	290,000	216,178
3.60%, 11/15/42	200,000	160,338
4.25%, 04/01/50 (a)	225,000	189,281
General Electric Co.
4.30%, 07/29/30 (a)	335,000	331,938
6.75%, 03/15/32	365,000	402,015
4.90%, 01/29/36 (a)	300,000	299,781
5.88%, 01/14/38	200,000	212,936
6.88%, 01/10/39	245,000	283,884
4.50%, 03/11/44	150,000	133,814
4.35%, 05/01/50 (a)	190,000	161,342
HEICO Corp.
5.25%, 08/01/28 (a)	150,000	151,707
5.35%, 08/01/33 (a)	210,000	213,677
Hexcel Corp.
4.90%, 05/15/31 (a)	75,000	74,782
5.88%, 02/26/35 (a)	260,000	269,259
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Honeywell Aerospace, Inc.
3.90%, 03/16/28 (e)	350,000	346,577
4.00%, 03/16/29 (a)(e)	400,000	394,756
4.30%, 03/16/31 (a)(e)	745,000	732,365
4.60%, 03/16/33 (a)(e)	500,000	491,165
4.95%, 03/16/36 (a)(e)	1,000,000	985,290
5.62%, 03/16/46 (a)(e)	500,000	498,240
5.73%, 03/16/56 (a)(e)	1,000,000	1,001,250
5.85%, 03/16/66 (a)(e)	500,000	504,150
Honeywell International, Inc.
2.70%, 08/15/29 (a)	250,000	236,692
1.95%, 06/01/30 (a)	300,000	271,713
1.75%, 09/01/31 (a)	445,000	386,491
5.00%, 02/15/33 (a)(c)	135,000	136,898
4.50%, 01/15/34 (a)	290,000	283,452
5.00%, 03/01/35 (a)	215,000	215,611
3.81%, 11/21/47 (a)	200,000	155,174
2.80%, 06/01/50 (a)	275,000	176,611
5.25%, 03/01/54 (a)	210,000	201,692
Howmet Aerospace, Inc.
6.75%, 01/15/28	125,000	129,193
3.00%, 01/15/29 (a)	200,000	192,540
3.90%, 04/15/29 (a)	75,000	73,757
4.85%, 10/15/31 (a)	230,000	230,927
4.55%, 11/15/32 (a)	150,000	147,546
4.75%, 04/15/36 (a)	150,000	146,019
5.95%, 02/01/37	190,000	201,795
Hubbell, Inc.
3.15%, 08/15/27 (a)	155,000	152,903
3.50%, 02/15/28 (a)	190,000	186,968
2.30%, 03/15/31 (a)	145,000	130,341
4.90%, 06/15/33 (a)	200,000	198,614
4.80%, 11/15/35 (a)	120,000	116,690
5.15%, 06/15/36 (a)	200,000	199,210
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	210,000	206,760
2.04%, 08/16/28 (a)	195,000	184,683
5.35%, 01/15/30 (a)	100,000	101,697
4.20%, 05/01/30 (a)	250,000	244,552
5.75%, 01/15/35 (a)	220,000	227,047
IDEX Corp.
3.00%, 05/01/30 (a)	250,000	234,600
2.63%, 06/15/31 (a)	190,000	171,251
Illinois Tool Works, Inc.
4.88%, 09/15/41	210,000	200,424
3.90%, 09/01/42	350,000	292,099
Ingersoll Rand, Inc.
5.40%, 08/14/28 (a)	150,000	152,360
5.18%, 06/15/29 (a)	270,000	274,760
5.31%, 06/15/31 (a)	150,000	153,120
5.70%, 08/14/33 (a)	325,000	338,140
5.45%, 06/15/34 (a)	200,000	203,840
5.70%, 06/15/54 (a)	150,000	149,010
John Deere Capital Corp.
4.20%, 07/15/27	250,000	249,995
2.80%, 09/08/27	200,000	196,764
4.15%, 09/15/27	395,000	394,613
3.05%, 01/06/28	250,000	245,592
4.65%, 01/07/28	75,000	75,442
4.75%, 01/20/28	325,000	327,353
4.90%, 03/03/28	265,000	267,576
1.50%, 03/06/28	185,000	176,736
4.25%, 06/05/28	405,000	404,441
4.95%, 07/14/28	450,000	455,679
4.50%, 01/16/29	325,000	326,007
4.13%, 01/18/29	150,000	149,142
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 03/07/29	375,000	366,379
3.90%, 03/09/29	250,000	246,920
3.35%, 04/18/29	270,000	263,069
4.85%, 06/11/29	200,000	202,566
2.80%, 07/18/29	325,000	310,099
4.85%, 10/11/29	175,000	177,769
2.45%, 01/09/30	300,000	280,509
4.55%, 06/05/30	260,000	260,393
4.70%, 06/10/30	250,000	251,695
4.38%, 10/15/30	170,000	169,021
1.45%, 01/15/31	220,000	192,018
4.90%, 03/07/31	275,000	278,622
2.00%, 06/17/31	110,000	97,493
4.40%, 09/08/31	350,000	347,112
3.90%, 06/07/32	150,000	144,633
4.35%, 09/15/32	200,000	197,318
5.15%, 09/08/33	350,000	358,064
5.10%, 04/11/34	425,000	431,286
5.05%, 06/12/34	275,000	277,992
Johnson Controls International PLC
6.00%, 01/15/36	187,000	199,680
4.63%, 07/02/44 (a)(c)	130,000	115,436
4.50%, 02/15/47 (a)	110,000	94,388
4.95%, 07/02/64 (a)(g)	195,000	170,535
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	250,000	255,840
1.75%, 09/15/30 (a)	185,000	164,570
2.00%, 09/16/31 (a)	100,000	87,742
4.90%, 12/01/32 (a)	135,000	135,103
Kennametal, Inc.
2.80%, 03/01/31 (a)	135,000	122,599
5.80%, 05/28/36 (a)	150,000	151,656
L3Harris Technologies, Inc.
4.40%, 06/15/28 (a)	620,000	618,072
5.05%, 06/01/29 (a)	225,000	227,716
2.90%, 12/15/29 (a)	65,000	61,447
1.80%, 01/15/31 (a)	290,000	255,490
5.25%, 06/01/31 (a)	185,000	188,504
5.40%, 07/31/33 (a)	455,000	465,510
5.35%, 06/01/34 (a)	285,000	289,848
4.85%, 04/27/35	100,000	98,292
6.15%, 12/15/40	100,000	106,149
5.05%, 04/27/45	325,000	304,463
5.60%, 07/31/53 (a)	150,000	147,294
5.50%, 08/15/54 (a)	180,000	174,640
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	190,000	186,122
4.40%, 03/15/29 (a)	236,000	230,640
3.50%, 11/15/51 (a)	190,000	118,203
Lennox International, Inc.
1.70%, 08/01/27 (a)	165,000	160,324
5.50%, 09/15/28 (a)	300,000	305,298
Lockheed Martin Corp.
5.10%, 11/15/27 (a)	315,000	318,670
4.15%, 08/15/28 (a)	150,000	149,348
4.50%, 02/15/29 (a)	195,000	195,092
1.85%, 06/15/30 (a)	170,000	153,311
4.40%, 08/15/30 (a)	220,000	219,204
4.70%, 12/15/31 (a)	155,000	156,043
3.90%, 06/15/32 (a)	300,000	289,722
5.25%, 01/15/33 (a)	300,000	310,164
4.75%, 02/15/34 (a)	390,000	387,601
4.80%, 08/15/34 (a)	250,000	249,055
3.60%, 03/01/35	150,000	137,013
5.00%, 08/15/35 (a)	220,000	221,122
4.50%, 05/15/36	160,000	154,728
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.15%, 09/01/36	265,000	288,134
5.72%, 06/01/40	190,000	200,165
4.07%, 12/15/42	400,000	339,280
3.80%, 03/01/45	350,000	278,918
4.70%, 05/15/46	425,000	378,683
2.80%, 06/15/50 (a)	165,000	104,676
4.09%, 09/15/52 (a)	465,000	367,364
4.15%, 06/15/53 (a)	350,000	278,155
5.70%, 11/15/54 (a)	300,000	301,824
5.20%, 02/15/55 (a)	135,000	126,800
4.30%, 06/15/62 (a)	340,000	267,199
5.90%, 11/15/63 (a)	245,000	253,087
5.20%, 02/15/64 (a)	395,000	364,012
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (a)	235,000	231,752
2.50%, 03/15/30 (a)	150,000	138,705
2.40%, 07/15/31 (a)	500,000	445,165
5.15%, 12/01/34 (a)	225,000	225,223
4.25%, 12/15/47 (a)	200,000	162,994
3.20%, 07/15/51 (a)	325,000	215,312
5.50%, 12/01/54 (a)	200,000	191,640
Masco Corp.
1.50%, 02/15/28 (a)	225,000	214,207
2.00%, 10/01/30 (a)	180,000	160,317
2.00%, 02/15/31 (a)	300,000	264,402
4.50%, 05/15/47 (a)(c)	175,000	146,428
3.13%, 02/15/51 (a)	85,000	55,526
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	285,000	292,014
3.63%, 05/15/30 (a)	175,000	167,892
Nordson Corp.
5.60%, 09/15/28 (a)	240,000	244,560
5.80%, 09/15/33 (a)	185,000	192,533
Northrop Grumman Corp.
3.25%, 01/15/28 (a)	450,000	442,251
4.60%, 02/01/29 (a)	245,000	245,671
4.40%, 05/01/30 (a)	255,000	253,610
4.65%, 07/15/30 (a)	115,000	115,247
4.70%, 03/15/33 (a)	350,000	347,200
4.90%, 06/01/34 (a)	255,000	253,985
5.25%, 07/15/35 (a)	150,000	152,495
5.15%, 05/01/40 (a)	210,000	205,487
5.05%, 11/15/40	400,000	386,452
4.75%, 06/01/43	295,000	269,214
3.85%, 04/15/45	255,000	202,386
4.03%, 10/15/47 (a)	730,000	581,554
5.25%, 05/01/50 (a)	305,000	286,947
4.95%, 03/15/53 (a)	310,000	277,664
5.20%, 06/01/54 (a)	410,000	382,743
nVent Finance SARL
4.55%, 04/15/28 (a)	230,000	229,048
2.75%, 11/15/31	320,000	286,000
5.65%, 05/15/33 (a)	150,000	154,332
Oshkosh Corp.
4.60%, 05/15/28 (a)	100,000	99,832
3.10%, 03/01/30 (a)	230,000	216,306
Otis Worldwide Corp.
5.25%, 08/16/28 (a)	200,000	202,674
4.49%, 05/07/29 (a)	285,000	284,042
2.57%, 02/15/30 (a)	470,000	436,874
5.13%, 11/19/31 (a)	200,000	202,910
5.13%, 09/04/35 (a)	175,000	174,550
3.11%, 02/15/40 (a)	265,000	204,114
3.36%, 02/15/50 (a)	275,000	192,654
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Owens Corning
3.95%, 08/15/29 (a)	175,000	171,400
3.50%, 02/15/30 (a)	5,000	4,795
3.88%, 06/01/30 (a)	225,000	217,894
5.70%, 06/15/34 (a)	285,000	294,633
7.00%, 12/01/36	155,000	174,383
4.30%, 07/15/47 (a)	200,000	162,832
4.40%, 01/30/48 (a)	135,000	111,344
5.95%, 06/15/54 (a)(c)	215,000	218,595
Parker-Hannifin Corp.
4.25%, 09/15/27 (a)	350,000	349,419
3.25%, 06/14/29 (a)	370,000	357,242
4.50%, 09/15/29 (a)	280,000	279,924
4.20%, 11/21/34	200,000	191,170
6.25%, 05/15/38	75,000	82,394
4.45%, 11/21/44	215,000	189,318
4.10%, 03/01/47 (a)	265,000	218,053
4.00%, 06/14/49 (a)	250,000	199,888
Pentair Finance SARL
4.50%, 07/01/29 (a)	325,000	323,300
Precision Castparts Corp.
3.90%, 01/15/43	175,000	144,685
4.38%, 06/15/45	129,000	111,127
Regal Rexnord Corp.
6.05%, 04/15/28 (a)	550,000	561,440
6.30%, 02/15/30 (a)	475,000	495,586
6.40%, 04/15/33 (a)	355,000	376,896
Republic Services, Inc.
3.38%, 11/15/27 (a)	300,000	296,397
3.95%, 05/15/28 (a)	195,000	193,415
4.88%, 04/01/29 (a)	250,000	252,342
5.00%, 11/15/29 (a)	75,000	76,022
2.30%, 03/01/30 (a)	215,000	198,647
4.75%, 07/15/30 (a)	150,000	150,921
1.45%, 02/15/31	275,000	238,689
4.75%, 07/15/31 (a)	250,000	250,612
1.75%, 02/15/32 (a)	305,000	261,150
2.38%, 03/15/33	215,000	186,381
5.00%, 12/15/33 (a)	350,000	353,892
5.00%, 04/01/34 (a)	260,000	261,511
5.20%, 11/15/34 (a)	100,000	101,773
5.15%, 03/15/35 (a)	225,000	228,474
6.20%, 03/01/40	100,000	108,508
5.70%, 05/15/41	75,000	77,624
3.05%, 03/01/50 (a)	380,000	255,428
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	145,000	141,756
1.75%, 08/15/31 (a)	160,000	138,989
4.20%, 03/01/49 (a)	185,000	153,959
2.80%, 08/15/61 (a)	140,000	81,045
RTX Corp.
7.20%, 08/15/27	100,000	103,141
4.13%, 11/16/28 (a)	955,000	947,790
5.75%, 01/15/29 (a)	150,000	154,560
7.50%, 09/15/29	255,000	276,792
2.25%, 07/01/30 (a)	270,000	247,190
6.00%, 03/15/31 (a)	300,000	316,659
1.90%, 09/01/31 (a)	425,000	371,497
2.38%, 03/15/32	425,000	375,645
5.15%, 02/27/33 (a)	350,000	356,559
6.10%, 03/15/34 (a)	525,000	563,425
5.40%, 05/01/35	225,000	232,067
6.05%, 06/01/36	125,000	134,529
6.13%, 07/15/38	190,000	205,158
4.45%, 11/16/38 (a)	200,000	186,156
5.70%, 04/15/40	295,000	304,611
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 10/15/40 (e)	150,000	142,890
4.70%, 12/15/41	110,000	101,580
4.50%, 06/01/42	1,175,000	1,051,942
4.80%, 12/15/43 (a)	130,000	118,563
4.15%, 05/15/45	175,000	145,040
3.75%, 11/01/46 (a)	350,000	269,003
4.35%, 04/15/47 (a)	270,000	225,801
4.05%, 05/04/47 (a)	185,000	148,783
4.63%, 11/16/48 (a)	490,000	425,687
3.13%, 07/01/50 (a)	350,000	233,730
2.82%, 09/01/51 (a)	325,000	202,156
3.03%, 03/15/52	330,000	213,368
5.38%, 02/27/53 (a)	395,000	378,465
6.40%, 03/15/54 (a)	555,000	609,601
Snap-on, Inc.
4.10%, 03/01/48 (a)	115,000	93,001
3.10%, 05/01/50 (a)(c)	200,000	135,078
Sonoco Products Co.
4.60%, 09/01/29 (a)	260,000	258,536
3.13%, 05/01/30 (a)	230,000	216,269
2.85%, 02/01/32 (a)	140,000	125,847
5.00%, 09/01/34 (a)	200,000	196,268
5.75%, 11/01/40	225,000	227,731
Spirit AeroSystems, Inc.
4.60%, 06/15/28 (a)	495,000	493,634
Stanley Black & Decker, Inc.
6.00%, 03/06/28 (a)	170,000	173,801
4.25%, 11/15/28 (a)	150,000	148,964
2.30%, 03/15/30 (a)	265,000	242,581
3.00%, 05/15/32 (a)	105,000	94,649
5.20%, 09/01/40	140,000	133,192
4.85%, 11/15/48 (a)	150,000	127,893
2.75%, 11/15/50 (a)	220,000	130,115
Textron, Inc.
3.38%, 03/01/28 (a)	225,000	220,858
3.90%, 09/17/29 (a)	225,000	219,251
3.00%, 06/01/30 (a)	125,000	117,393
2.45%, 03/15/31 (a)	150,000	135,500
6.10%, 11/15/33 (a)	125,000	132,353
5.50%, 05/15/35 (a)	100,000	101,812
4.95%, 03/15/36 (a)	50,000	48,727
Timken Co.
4.50%, 12/15/28 (a)	150,000	149,342
4.13%, 04/01/32 (a)	105,000	99,785
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	225,000	221,170
5.25%, 03/03/33 (a)	200,000	204,280
5.10%, 06/13/34 (a)	175,000	176,841
4.65%, 11/01/44	100,000	89,401
Trane Technologies Holdco, Inc.
3.75%, 08/21/28 (a)	280,000	276,690
5.75%, 06/15/43	150,000	154,619
4.30%, 02/21/48 (a)	190,000	158,378
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	215,000	212,373
4.63%, 02/01/30 (a)	165,000	165,084
4.50%, 02/09/31 (a)	170,000	168,987
2.50%, 02/04/32 (a)	275,000	244,293
5.00%, 05/09/35 (a)	175,000	173,635
4.88%, 02/09/36 (a)	200,000	196,128
7.13%, 10/01/37	160,000	183,621
Valmont Industries, Inc.
5.00%, 10/01/44	140,000	127,439
5.25%, 10/01/54	100,000	93,564
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Veralto Corp.
5.35%, 09/18/28 (a)	235,000	238,332
4.85%, 01/15/32 (a)	250,000	249,757
5.45%, 09/18/33 (a)	200,000	205,212
Vertiv Holdings Co.
4.85%, 03/15/36 (a)	175,000	170,137
5.65%, 03/15/46 (a)	150,000	146,909
5.80%, 03/15/56 (a)	150,000	147,867
5.95%, 03/15/66 (a)	150,000	148,520
Vontier Corp.
2.40%, 04/01/28 (a)	155,000	148,957
2.95%, 04/01/31 (a)	315,000	285,614
Vulcan Materials Co.
4.95%, 12/01/29 (a)	20,000	20,181
3.50%, 06/01/30 (a)	365,000	349,349
5.35%, 12/01/34 (a)	230,000	233,774
4.50%, 06/15/47 (a)(c)	235,000	201,125
4.70%, 03/01/48 (a)	190,000	166,615
5.70%, 12/01/54 (a)	225,000	223,443
Waste Connections, Inc.
4.25%, 12/01/28 (a)	240,000	238,582
3.50%, 05/01/29 (a)	204,000	198,859
2.60%, 02/01/30 (a)	405,000	379,282
2.20%, 01/15/32 (a)	250,000	219,070
3.20%, 06/01/32 (a)	210,000	192,971
4.20%, 01/15/33	25,000	24,060
5.00%, 03/01/34 (a)	225,000	225,016
5.25%, 09/01/35 (a)	150,000	152,064
3.05%, 04/01/50 (a)	175,000	117,234
2.95%, 01/15/52 (a)(c)	300,000	192,732
Waste Management, Inc.
4.95%, 07/03/27 (a)	155,000	156,048
3.15%, 11/15/27 (a)	310,000	305,387
1.15%, 03/15/28 (a)	130,000	123,276
4.50%, 03/15/28 (a)	300,000	300,798
3.88%, 01/15/29 (a)	250,000	246,542
4.88%, 02/15/29 (a)	200,000	202,080
2.00%, 06/01/29 (a)	100,000	93,364
4.63%, 02/15/30 (a)	220,000	220,733
4.65%, 03/15/30 (a)	325,000	326,154
1.50%, 03/15/31 (a)	295,000	256,443
4.95%, 07/03/31 (a)	235,000	238,405
4.80%, 03/15/32 (a)	225,000	226,388
4.15%, 04/15/32 (a)	230,000	224,340
4.63%, 02/15/33 (a)	195,000	193,781
4.88%, 02/15/34 (a)	515,000	517,477
4.95%, 03/15/35 (a)	500,000	499,385
2.95%, 06/01/41 (a)	250,000	188,738
4.10%, 03/01/45	215,000	181,211
4.15%, 07/15/49 (a)	200,000	163,428
2.50%, 11/15/50 (a)	225,000	135,027
5.35%, 10/15/54 (a)(c)	395,000	381,811
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28 (a)(f)	460,000	460,699
4.90%, 05/29/30 (a)	150,000	151,016
5.61%, 03/11/34 (a)	95,000	97,600
5.50%, 05/29/35 (a)	250,000	255,422
WW Grainger, Inc.
4.45%, 09/15/34 (a)	405,000	393,478
4.60%, 06/15/45	240,000	214,442
3.75%, 05/15/46 (a)	195,000	153,210
4.20%, 05/15/47 (a)	140,000	116,381
Xylem, Inc.
1.95%, 01/30/28 (a)	205,000	197,190
2.25%, 01/30/31 (a)	135,000	121,657
5.20%, 06/01/33 (a)	170,000	172,407
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.45%, 06/01/36 (a)	170,000	173,286
4.38%, 11/01/46 (a)	215,000	179,501
		138,452,979
Communications 1.8%
America Movil SAB de CV
3.63%, 04/22/29 (a)	335,000	325,439
2.88%, 05/07/30 (a)	545,000	507,564
5.00%, 01/20/33 (a)	200,000	199,392
6.38%, 03/01/35	315,000	341,369
6.13%, 11/15/37	240,000	252,214
6.13%, 03/30/40	690,000	718,959
4.38%, 07/16/42	630,000	543,558
4.38%, 04/22/49 (a)	210,000	174,894
American Tower Corp.
3.55%, 07/15/27 (a)	360,000	356,980
3.60%, 01/15/28 (a)	300,000	295,785
1.50%, 01/31/28 (a)	250,000	238,400
5.50%, 03/15/28 (a)	150,000	152,172
5.25%, 07/15/28 (a)	200,000	202,394
5.80%, 11/15/28 (a)	280,000	286,924
5.20%, 02/15/29 (a)	135,000	136,798
3.95%, 03/15/29 (a)	310,000	304,476
3.80%, 08/15/29 (a)	450,000	438,871
2.90%, 01/15/30 (a)	255,000	239,664
5.00%, 01/31/30 (a)	175,000	176,418
4.90%, 03/15/30 (a)	200,000	201,012
2.10%, 06/15/30 (a)	200,000	180,862
1.88%, 10/15/30 (a)	600,000	532,662
2.70%, 04/15/31 (a)	220,000	200,193
2.30%, 09/15/31 (a)	200,000	176,488
4.05%, 03/15/32 (a)	250,000	239,470
4.70%, 12/15/32 (a)	260,000	255,817
5.65%, 03/15/33 (a)	255,000	263,351
5.55%, 07/15/33 (a)	350,000	359,250
5.90%, 11/15/33 (a)	220,000	229,819
5.45%, 02/15/34 (a)	225,000	228,575
5.40%, 01/31/35 (a)	275,000	278,350
3.70%, 10/15/49 (a)	235,000	171,653
3.10%, 06/15/50 (a)	455,000	296,524
2.95%, 01/15/51 (a)	510,000	320,255
AppLovin Corp.
5.13%, 12/01/29 (a)	340,000	342,574
5.38%, 12/01/31 (a)	275,000	278,784
5.50%, 12/01/34 (a)	320,000	322,682
5.95%, 12/01/54 (a)	230,000	221,720
AT&T, Inc.
1.65%, 02/01/28 (a)	720,000	688,241
4.10%, 02/15/28 (a)	595,000	590,615
4.35%, 03/01/29 (a)	925,000	919,108
4.30%, 02/15/30 (a)	1,070,000	1,056,111
4.70%, 08/15/30 (a)	325,000	325,124
4.40%, 04/30/31 (a)	500,000	491,745
2.75%, 06/01/31 (a)	900,000	818,532
2.25%, 02/01/32 (a)	785,000	683,264
4.55%, 11/01/32 (a)	705,000	688,411
4.75%, 04/30/33 (a)	900,000	881,019
2.55%, 12/01/33 (a)	1,381,000	1,160,896
5.40%, 02/15/34 (a)	865,000	877,188
4.50%, 05/15/35	795,000	749,486
5.38%, 08/15/35 (a)	440,000	442,081
4.90%, 11/01/35 (a)	370,000	358,371
5.13%, 04/30/36 (a)	400,000	392,236
5.25%, 10/30/36 (a)	575,000	564,311
5.25%, 03/01/37 (a)	380,000	373,285
4.90%, 08/15/37 (a)	249,000	237,621
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.30%, 01/15/38	245,000	257,052
6.55%, 02/15/39	120,000	130,494
4.85%, 03/01/39 (a)	350,000	325,654
6.00%, 08/15/40 (a)	155,000	157,961
5.35%, 09/01/40	250,000	242,203
6.38%, 03/01/41	305,000	322,214
3.50%, 06/01/41 (a)	765,000	588,828
5.55%, 08/15/41	185,000	179,888
5.15%, 03/15/42	210,000	193,143
4.30%, 12/15/42	450,000	371,758
3.10%, 02/01/43 (a)	215,000	154,106
4.65%, 06/01/44 (a)	185,000	156,899
4.80%, 06/15/44	50,000	42,947
4.35%, 06/15/45	465,000	374,204
4.85%, 07/15/45 (a)	75,000	64,943
5.55%, 11/01/45 (a)	370,000	348,055
5.85%, 04/30/46 (a)	400,000	385,476
4.75%, 05/15/46	650,000	547,553
5.15%, 11/15/46 (a)	210,000	187,509
5.65%, 02/15/47	260,000	248,264
5.45%, 03/01/47 (a)	183,000	168,845
4.50%, 03/09/48 (a)	535,000	429,594
4.55%, 03/09/49 (a)	309,000	248,745
5.15%, 02/15/50 (a)	215,000	189,054
3.65%, 06/01/51 (a)	875,000	596,129
3.30%, 02/01/52 (a)	280,000	177,206
3.50%, 09/15/53 (a)	2,370,000	1,539,765
5.70%, 11/01/54 (a)	485,000	451,035
3.55%, 09/15/55 (a)	2,415,000	1,554,656
6.00%, 04/30/56 (a)	500,000	483,860
6.05%, 08/15/56 (a)	400,000	389,576
6.20%, 10/30/56 (a)	650,000	643,064
5.70%, 03/01/57 (a)	165,000	155,513
3.80%, 12/01/57 (a)	1,980,000	1,322,878
3.65%, 09/15/59 (a)	2,055,000	1,314,275
3.85%, 06/01/60 (a)	565,000	377,307
3.50%, 02/01/61 (a)(c)	350,000	215,222
6.30%, 10/30/66 (a)	300,000	297,615
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	100,000	87,114
5.10%, 05/11/33 (a)	325,000	325,133
5.20%, 02/15/34 (a)	210,000	209,830
5.45%, 11/15/36 (a)	200,000	198,710
4.46%, 04/01/48 (a)	300,000	249,732
3.65%, 03/17/51 (a)	200,000	142,654
5.55%, 02/15/54 (a)(c)	220,000	207,469
British Telecommunications Ltd.
5.13%, 12/04/28 (a)	225,000	226,771
9.63%, 12/15/30 (f)	820,000	969,494
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (a)	515,000	504,932
4.20%, 03/15/28 (a)	600,000	592,134
2.25%, 01/15/29 (a)	610,000	568,459
5.05%, 03/30/29 (a)	595,000	592,846
6.10%, 06/01/29 (a)	400,000	409,748
2.80%, 04/01/31 (a)	470,000	419,052
2.30%, 02/01/32 (a)	315,000	267,123
4.40%, 04/01/33 (a)	405,000	372,713
6.65%, 02/01/34 (a)	275,000	282,211
6.55%, 06/01/34 (a)	450,000	459,328
6.38%, 10/23/35 (a)	710,000	710,234
5.85%, 12/01/35 (a)	420,000	406,568
5.38%, 04/01/38 (a)	315,000	282,602
3.50%, 06/01/41 (a)	500,000	349,885
3.50%, 03/01/42 (a)	485,000	335,499
6.48%, 10/23/45 (a)	1,000,000	920,780
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.38%, 05/01/47 (a)	795,000	642,161
5.75%, 04/01/48 (a)	805,000	678,414
5.13%, 07/01/49 (a)	450,000	348,093
4.80%, 03/01/50 (a)	960,000	716,246
3.70%, 04/01/51 (a)	745,000	463,017
3.90%, 06/01/52 (a)	755,000	481,380
5.25%, 04/01/53 (a)	460,000	359,476
6.83%, 10/23/55 (a)	145,000	135,784
6.70%, 12/01/55 (a)	235,000	224,007
3.85%, 04/01/61 (a)	640,000	375,232
4.40%, 12/01/61 (a)	505,000	325,377
3.95%, 06/30/62 (a)	445,000	263,622
5.50%, 04/01/63 (a)	350,000	268,727
Comcast Corp.
4.15%, 10/15/28 (a)	500,000	495,565
4.55%, 01/15/29 (a)	500,000	500,460
2.65%, 02/01/30 (a)	525,000	489,247
3.40%, 04/01/30 (a)	500,000	477,565
4.25%, 10/15/30 (a)	425,000	416,810
1.95%, 01/15/31 (a)	475,000	418,945
1.50%, 02/15/31	505,000	435,896
4.95%, 05/15/32 (a)	305,000	306,190
5.50%, 11/15/32 (a)	330,000	339,973
4.25%, 01/15/33	630,000	600,894
4.65%, 02/15/33 (a)	330,000	322,912
7.05%, 03/15/33	250,000	278,205
4.80%, 05/15/33 (a)	385,000	378,955
5.30%, 06/01/34 (a)	350,000	351,477
4.20%, 08/15/34	410,000	381,083
5.30%, 05/15/35 (a)	250,000	250,810
5.65%, 06/15/35	300,000	305,382
4.40%, 08/15/35	230,000	213,751
6.50%, 11/15/35	370,000	394,990
3.20%, 07/15/36 (a)	315,000	261,711
5.17%, 01/15/37 (a)(e)	381,000	366,027
6.45%, 03/15/37	290,000	311,707
6.95%, 08/15/37	150,000	165,573
3.90%, 03/01/38 (a)	645,000	545,851
4.60%, 10/15/38 (a)	300,000	271,101
6.55%, 07/01/39	190,000	202,375
3.25%, 11/01/39 (a)	405,000	308,861
3.75%, 04/01/40 (a)	500,000	400,060
4.65%, 07/15/42	195,000	166,577
4.75%, 03/01/44	315,000	265,186
4.60%, 08/15/45	300,000	243,945
3.40%, 07/15/46 (a)	520,000	351,624
4.00%, 08/15/47 (a)	341,000	247,985
3.97%, 11/01/47 (a)	608,000	437,803
4.00%, 03/01/48 (a)	365,000	266,074
4.70%, 10/15/48 (a)	600,000	480,264
4.00%, 11/01/49 (a)	705,000	500,691
3.45%, 02/01/50 (a)	585,000	376,143
2.80%, 01/15/51 (a)	540,000	303,469
2.89%, 11/01/51 (a)	1,653,000	937,185
2.45%, 08/15/52	505,000	258,722
4.05%, 11/01/52 (a)	338,000	239,037
5.35%, 05/15/53 (a)	495,000	427,497
5.65%, 06/01/54 (a)	285,000	257,364
6.05%, 05/15/55 (a)(c)	355,000	339,909
2.94%, 11/01/56 (a)	1,898,000	1,027,786
4.95%, 10/15/58 (a)	330,000	265,528
2.65%, 08/15/62	430,000	208,511
2.99%, 11/01/63 (a)	1,270,000	662,318
5.50%, 05/15/64 (a)	415,000	357,161
Crown Castle, Inc.
3.65%, 09/01/27 (a)	320,000	316,842
5.00%, 01/11/28 (a)	370,000	372,131
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 02/15/28 (a)	300,000	296,259
4.80%, 09/01/28 (a)	280,000	280,918
4.30%, 02/15/29 (a)	165,000	163,109
5.60%, 06/01/29 (a)	155,000	158,467
4.90%, 09/01/29 (a)	185,000	185,679
3.10%, 11/15/29 (a)	185,000	175,306
3.30%, 07/01/30 (a)	270,000	254,486
2.25%, 01/15/31 (a)	350,000	311,784
2.10%, 04/01/31 (a)	300,000	263,907
2.50%, 07/15/31 (a)	260,000	231,039
5.10%, 05/01/33 (a)	230,000	228,236
5.80%, 03/01/34 (a)	200,000	205,636
5.20%, 09/01/34 (a)	200,000	198,182
2.90%, 04/01/41 (a)	440,000	320,166
4.75%, 05/15/47 (a)	140,000	118,915
5.20%, 02/15/49 (a)	125,000	112,266
4.00%, 11/15/49 (a)	140,000	104,562
4.15%, 07/01/50 (a)	155,000	120,342
3.25%, 01/15/51 (a)	280,000	184,758
Deutsche Telekom International Finance BV
8.25%, 06/15/30 (f)	1,100,000	1,237,764
9.25%, 06/01/32	190,000	231,458
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	270,000	249,710
2.95%, 02/15/51 (a)	190,000	147,442
Fox Corp.
4.71%, 01/25/29 (a)	560,000	559,742
3.50%, 04/08/30 (a)	200,000	191,436
6.50%, 10/13/33 (a)	400,000	425,732
5.48%, 01/25/39 (a)	615,000	596,187
5.58%, 01/25/49 (a)	540,000	500,877
Koninklijke KPN NV
8.38%, 10/01/30	300,000	341,877
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	810,000	803,398
4.60%, 05/15/28 (a)	510,000	512,703
4.30%, 08/15/29 (a)	300,000	299,445
4.80%, 05/15/30 (a)	320,000	323,277
4.20%, 11/15/30 (a)	1,330,000	1,309,185
4.55%, 05/15/31 (a)	980,000	975,022
4.55%, 08/15/31 (a)	375,000	373,500
3.85%, 08/15/32 (a)	1,000,000	945,190
4.60%, 11/15/32 (a)	1,280,000	1,259,021
4.88%, 05/15/33 (a)	650,000	644,267
4.95%, 05/15/33 (a)	575,000	574,885
4.75%, 08/15/34 (a)	995,000	976,821
4.88%, 11/15/35 (a)	2,325,000	2,263,062
5.25%, 05/15/36 (a)	1,960,000	1,946,907
5.50%, 11/15/45 (a)	1,370,000	1,272,086
6.20%, 05/15/46 (a)	1,320,000	1,321,267
4.45%, 08/15/52 (a)	800,000	617,552
5.60%, 05/15/53 (a)	895,000	814,808
5.40%, 08/15/54 (a)	1,000,000	884,140
5.63%, 11/15/55 (a)	2,070,000	1,876,931
6.30%, 05/15/56 (a)	1,900,000	1,892,381
4.65%, 08/15/62 (a)	480,000	364,603
5.75%, 05/15/63 (a)	705,000	635,240
5.55%, 08/15/64 (a)	1,060,000	926,896
5.75%, 11/15/65 (a)	1,485,000	1,334,376
6.45%, 05/15/66 (a)	1,400,000	1,385,062
NBCUniversal Media LLC
6.40%, 04/30/40	105,000	113,735
5.95%, 04/01/41	195,000	201,772
4.45%, 01/15/43	225,000	191,608
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Netflix, Inc.
4.88%, 04/15/28	595,000	599,587
5.88%, 11/15/28	545,000	562,342
6.38%, 05/15/29	280,000	294,176
4.90%, 08/15/34 (a)	300,000	299,277
5.40%, 08/15/54 (a)	265,000	254,710
Omnicom Group, Inc.
4.65%, 10/01/28 (a)	170,000	169,820
4.20%, 03/02/29 (a)	125,000	123,345
4.75%, 03/30/30 (a)	275,000	275,187
2.45%, 04/30/30 (a)	225,000	206,921
4.20%, 06/01/30 (a)	185,000	181,376
2.40%, 03/01/31 (a)	200,000	179,200
2.60%, 08/01/31 (a)	260,000	233,381
5.00%, 06/02/33 (a)	280,000	275,324
5.30%, 11/01/34 (a)	155,000	153,943
5.30%, 06/02/36 (a)	150,000	146,307
3.38%, 03/01/41 (a)	145,000	108,878
5.40%, 10/01/48 (a)	265,000	237,917
Orange SA
9.00%, 03/01/31	820,000	957,990
5.38%, 01/13/42	250,000	241,835
5.50%, 02/06/44	180,000	176,524
Rogers Communications, Inc.
5.00%, 02/15/29 (a)	395,000	397,516
3.80%, 03/15/32 (a)	550,000	512,979
5.30%, 02/15/34 (a)	400,000	396,796
7.50%, 08/15/38	100,000	113,366
4.50%, 03/15/42 (a)	165,000	140,245
4.50%, 03/15/43 (c)	115,000	96,314
5.45%, 10/01/43	225,000	210,195
5.00%, 03/15/44	365,000	324,751
4.30%, 02/15/48 (a)	220,000	173,584
4.35%, 05/01/49 (a)	245,000	195,228
3.70%, 11/15/49 (a)	165,000	119,643
4.55%, 03/15/52 (a)	625,000	497,150
SBA Communications Corp.
3.13%, 02/01/29 (a)	500,000	478,630
Space Exploration Technologies Corp.
5.35%, 07/15/31 (a)(e)	2,250,000	2,248,020
5.65%, 07/15/33 (a)(e)	2,000,000	1,989,260
5.88%, 07/15/36 (a)(e)	2,000,000	1,974,668
6.60%, 07/15/46 (a)(e)	850,000	827,526
6.65%, 07/15/56 (a)(e)	1,000,000	965,416
Sprint Capital Corp.
6.88%, 11/15/28	800,000	838,128
8.75%, 03/15/32	675,000	795,460
Take-Two Interactive Software, Inc.
4.95%, 03/28/28 (a)	305,000	306,571
5.40%, 06/12/29 (a)	125,000	127,388
4.00%, 04/14/32 (a)	250,000	238,490
5.60%, 06/12/34 (a)	95,000	97,257
Telefonica Emisiones SA
7.05%, 06/20/36	755,000	836,751
4.67%, 03/06/38	200,000	183,208
5.21%, 03/08/47	795,000	707,399
4.90%, 03/06/48	400,000	339,308
5.52%, 03/01/49 (a)	450,000	414,171
Telefonica Europe BV
8.25%, 09/15/30	400,000	449,388
TELUS Corp.
3.70%, 09/15/27 (a)	160,000	158,334
3.40%, 05/13/32 (a)	320,000	291,462
4.60%, 11/16/48 (a)	210,000	175,967
4.30%, 06/15/49 (a)	100,000	79,899
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	300,000	333,033
Time Warner Cable LLC
6.55%, 05/01/37	465,000	461,085
7.30%, 07/01/38	520,000	534,357
6.75%, 06/15/39	450,000	440,262
5.88%, 11/15/40	375,000	335,891
5.50%, 09/01/41	410,000	351,444
4.50%, 09/15/42	385,000	290,394
T-Mobile USA, Inc.
2.05%, 02/15/28 (a)	660,000	634,372
4.95%, 03/15/28 (a)	295,000	296,965
4.80%, 07/15/28 (a)	305,000	306,388
4.85%, 01/15/29 (a)	460,000	462,912
2.63%, 02/15/29 (a)	360,000	342,446
2.40%, 03/15/29 (a)	200,000	188,836
3.38%, 04/15/29 (a)	755,000	730,319
4.20%, 10/01/29 (a)	200,000	197,608
3.88%, 04/15/30 (a)	2,370,000	2,297,051
2.55%, 02/15/31 (a)	750,000	680,460
2.88%, 02/15/31 (a)	375,000	345,064
3.50%, 04/15/31 (a)	775,000	731,840
2.25%, 11/15/31 (a)	380,000	333,743
2.70%, 03/15/32 (a)	375,000	333,428
5.13%, 05/15/32 (a)	475,000	480,025
4.63%, 01/15/33 (a)	250,000	244,345
5.20%, 01/15/33 (a)	275,000	278,295
5.05%, 07/15/33 (a)	920,000	918,629
6.70%, 12/15/33	210,000	229,591
5.75%, 01/15/34 (a)	325,000	336,749
5.15%, 04/15/34 (a)	415,000	416,145
4.70%, 01/15/35 (a)	350,000	337,831
5.30%, 05/15/35 (a)	350,000	351,883
4.95%, 11/15/35 (a)	375,000	366,075
5.00%, 02/15/36 (a)	435,000	425,373
4.38%, 04/15/40 (a)	615,000	542,860
3.00%, 02/15/41 (a)	650,000	480,265
4.50%, 04/15/50 (a)	905,000	731,475
3.30%, 02/15/51 (a)	895,000	584,909
3.40%, 10/15/52 (a)	900,000	590,643
5.65%, 01/15/53 (a)	565,000	531,688
5.75%, 01/15/54 (a)	400,000	381,836
6.00%, 06/15/54 (a)	345,000	341,105
5.50%, 01/15/55 (a)	250,000	229,730
5.25%, 06/15/55 (a)	350,000	310,415
5.88%, 11/15/55 (a)	395,000	384,521
5.70%, 01/15/56 (a)	365,000	345,834
5.85%, 02/15/56 (a)	295,000	285,949
3.60%, 11/15/60 (a)	595,000	386,143
5.80%, 09/15/62 (a)	360,000	345,596
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	205,000	228,325
4.38%, 08/16/41	150,000	132,372
4.13%, 12/01/41	220,000	188,852
4.13%, 06/01/44	300,000	248,556
3.00%, 07/30/46	190,000	130,237
Verizon Communications, Inc.
2.10%, 03/22/28 (a)	300,000	287,997
4.33%, 09/21/28	408,000	406,731
3.88%, 02/08/29 (a)	265,000	260,972
4.02%, 12/03/29 (a)	1,132,000	1,111,262
3.15%, 03/22/30 (a)	425,000	403,703
1.50%, 09/18/30 (a)	455,000	400,741
1.68%, 10/30/30 (a)	398,000	351,609
7.75%, 12/01/30	165,000	184,675
1.75%, 01/20/31 (a)	610,000	535,781
2.55%, 03/21/31 (a)	1,305,000	1,185,005
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.36%, 03/15/32 (a)	1,415,000	1,237,318
4.75%, 01/15/33 (a)	610,000	600,777
5.05%, 05/09/33 (a)	455,000	458,490
4.50%, 08/10/33	710,000	686,627
6.40%, 09/15/33	235,000	253,807
4.40%, 11/01/34	700,000	664,391
4.78%, 02/15/35 (a)	622,000	601,530
5.25%, 04/02/35 (a)	650,000	650,065
5.85%, 09/15/35	150,000	156,234
4.27%, 01/15/36	450,000	414,715
5.00%, 01/15/36 (a)	680,000	663,272
5.25%, 03/16/37	465,000	459,997
5.40%, 07/02/37 (a)	721,000	719,572
4.81%, 03/15/39	400,000	372,200
2.65%, 11/20/40 (a)	955,000	675,099
3.40%, 03/22/41 (a)	1,090,000	842,614
2.85%, 09/03/41 (a)	500,000	355,945
4.75%, 11/01/41	135,000	120,978
3.85%, 11/01/42	246,000	196,426
6.55%, 09/15/43	235,000	253,241
5.75%, 11/30/45 (a)	460,000	447,626
4.13%, 08/15/46	310,000	245,139
4.86%, 08/21/46	725,000	630,822
5.50%, 03/16/47	420,000	399,550
4.52%, 09/15/48	465,000	384,002
5.01%, 04/15/49	300,000	265,302
4.00%, 03/22/50 (a)	515,000	391,987
2.88%, 11/20/50 (a)	870,000	532,631
3.55%, 03/22/51 (a)	1,380,000	959,666
3.88%, 03/01/52 (a)	275,000	201,457
5.50%, 02/23/54 (a)	310,000	292,504
5.01%, 08/21/54	280,000	242,777
4.67%, 03/15/55	250,000	205,255
5.88%, 11/30/55 (a)	1,000,000	970,870
6.20%, 05/14/56 (a)(b)	665,000	672,734
2.99%, 10/30/56 (a)	1,280,000	753,677
6.05%, 05/14/58 (a)(b)	660,000	666,316
3.00%, 11/20/60 (a)	650,000	372,053
3.70%, 03/22/61 (a)	1,225,000	820,946
6.00%, 11/30/65 (a)	635,000	615,842
Vodafone Group PLC
7.88%, 02/15/30	355,000	391,622
4.80%, 06/18/31 (a)	350,000	347,708
6.25%, 11/30/32	195,000	206,552
5.35%, 06/18/36 (a)	350,000	347,295
6.15%, 02/27/37	405,000	428,786
5.00%, 05/30/38	225,000	217,287
4.38%, 02/19/43	190,000	159,294
5.25%, 05/30/48	425,000	381,688
4.88%, 06/19/49	350,000	297,483
4.25%, 09/17/50	310,000	239,106
5.63%, 02/10/53 (a)	260,000	241,855
5.75%, 06/28/54 (a)	650,000	613,873
6.10%, 06/18/56 (a)	500,000	491,495
5.13%, 06/19/59	75,000	65,562
5.75%, 02/10/63 (a)	165,000	153,295
5.88%, 06/28/64 (a)	300,000	283,485
Walt Disney Co.
2.20%, 01/13/28	300,000	291,126
3.75%, 03/14/29	300,000	295,236
2.00%, 09/01/29 (a)	650,000	603,752
3.80%, 03/22/30	375,000	366,480
2.65%, 01/13/31	650,000	600,385
4.00%, 03/14/31	550,000	537,465
6.55%, 03/15/33	130,000	143,744
6.20%, 12/15/34	310,000	338,421
6.40%, 12/15/35	380,000	419,258
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 03/14/36	380,000	368,744
6.15%, 03/01/37	130,000	141,066
6.65%, 11/15/37	490,000	549,555
4.63%, 03/23/40 (a)	250,000	233,608
3.50%, 05/13/40 (a)	550,000	450,967
6.15%, 02/15/41	220,000	235,888
5.40%, 10/01/43	205,000	201,298
4.75%, 09/15/44 (a)	185,000	166,243
4.95%, 10/15/45 (a)	135,000	123,732
7.75%, 12/01/45	325,000	405,681
4.75%, 11/15/46 (a)	155,000	137,637
2.75%, 09/01/49 (a)	635,000	395,059
4.70%, 03/23/50 (a)	550,000	481,789
3.60%, 01/13/51 (a)	805,000	587,851
3.80%, 05/13/60 (a)	475,000	343,753
Weibo Corp.
3.38%, 07/08/30 (a)(c)	285,000	267,168
WPP LLC
6.50%, 03/30/36 (a)	275,000	269,759
		194,631,153
Consumer Cyclical 1.7%
Airbnb, Inc.
4.40%, 03/16/29 (a)	250,000	248,707
4.65%, 03/16/31 (a)	250,000	248,377
5.25%, 03/16/36 (a)	250,000	249,152
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	755,000	744,732
4.88%, 05/26/30 (a)(c)	330,000	334,547
2.13%, 02/09/31 (a)	475,000	428,022
4.50%, 11/28/34	270,000	262,977
5.25%, 05/26/35 (a)(c)	425,000	434,690
4.00%, 12/06/37 (a)	355,000	320,664
2.70%, 02/09/41 (a)	420,000	309,624
4.20%, 12/06/47 (a)	530,000	435,459
3.15%, 02/09/51 (a)	565,000	378,556
5.63%, 11/26/54 (a)	200,000	199,154
4.40%, 12/06/57 (a)	300,000	244,623
3.25%, 02/09/61 (a)	310,000	197,318
Amazon.com, Inc.
3.15%, 08/22/27 (a)	1,145,000	1,131,363
4.55%, 12/01/27 (a)	625,000	627,875
3.85%, 03/13/28	1,000,000	993,250
1.65%, 05/12/28 (a)	700,000	667,051
3.90%, 11/20/28 (a)	885,000	875,938
4.00%, 03/13/29 (a)	1,000,000	989,390
3.45%, 04/13/29 (a)	645,000	629,546
4.65%, 12/01/29 (a)	590,000	593,959
1.50%, 06/03/30 (a)	670,000	598,290
4.10%, 11/20/30 (a)	760,000	747,224
4.25%, 03/13/31 (a)	1,650,000	1,625,118
2.10%, 05/12/31 (a)	1,040,000	927,202
3.60%, 04/13/32 (a)	875,000	829,246
4.70%, 12/01/32 (a)	685,000	688,267
4.55%, 03/13/33 (a)	1,250,000	1,230,000
4.35%, 03/20/33 (a)	460,000	447,953
4.80%, 12/05/34	420,000	421,218
4.65%, 11/20/35 (a)	1,070,000	1,041,110
4.88%, 03/13/36 (a)	1,950,000	1,919,755
3.88%, 08/22/37 (a)	1,005,000	899,485
2.88%, 05/12/41 (a)	650,000	481,552
4.95%, 12/05/44	450,000	420,813
5.65%, 03/13/46 (a)	800,000	792,136
4.05%, 08/22/47 (a)	1,180,000	935,469
2.50%, 06/03/50 (a)	845,000	489,923
3.10%, 05/12/51 (a)	1,160,000	753,884
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 04/13/52 (a)	865,000	658,057
5.45%, 11/20/55 (a)	1,035,000	979,493
5.80%, 03/13/56 (a)	1,750,000	1,735,650
4.25%, 08/22/57 (a)	885,000	686,282
2.70%, 06/03/60 (a)	730,000	396,113
3.25%, 05/12/61 (a)	600,000	369,570
4.10%, 04/13/62 (a)	690,000	511,117
5.55%, 11/20/65 (a)	685,000	640,872
5.95%, 03/13/66 (a)	1,000,000	993,320
6.05%, 03/13/76 (a)	1,000,000	997,060
American Honda Finance Corp.
4.55%, 07/09/27	260,000	260,491
4.90%, 07/09/27	205,000	205,890
4.45%, 10/22/27	230,000	229,749
4.70%, 01/12/28	150,000	150,251
3.50%, 02/15/28	200,000	196,626
4.55%, 03/03/28	200,000	199,826
2.00%, 03/24/28	310,000	296,698
4.55%, 04/10/28	200,000	199,720
5.13%, 07/07/28	335,000	338,045
4.25%, 09/01/28	185,000	183,561
5.65%, 11/15/28	295,000	301,260
4.15%, 01/08/29	220,000	217,351
2.25%, 01/12/29	350,000	329,945
4.90%, 03/13/29	200,000	201,128
4.40%, 09/05/29	250,000	247,388
4.80%, 03/05/30	150,000	149,675
4.60%, 04/17/30	245,000	242,878
4.50%, 09/04/30	290,000	285,867
5.85%, 10/04/30	75,000	77,813
4.45%, 01/08/31	160,000	156,856
1.80%, 01/13/31	200,000	175,156
4.90%, 04/10/31	200,000	199,350
5.05%, 07/10/31	300,000	300,957
4.85%, 10/23/31	230,000	228,517
5.15%, 07/09/32	220,000	220,627
5.20%, 04/08/33	150,000	150,299
4.90%, 01/10/34	250,000	245,113
5.20%, 03/05/35	150,000	149,220
5.10%, 01/08/36	240,000	235,872
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51 (a)	520,000	322,774
4.15%, 05/01/52 (a)	330,000	248,378
AutoNation, Inc.
3.80%, 11/15/27 (a)	210,000	207,509
1.95%, 08/01/28 (a)	195,000	184,016
4.45%, 01/15/29 (a)	180,000	178,319
4.75%, 06/01/30 (a)	130,000	129,090
2.40%, 08/01/31 (a)	150,000	132,087
3.85%, 03/01/32 (a)	165,000	153,980
5.89%, 03/15/35 (a)	150,000	153,131
AutoZone, Inc.
6.25%, 11/01/28 (a)	270,000	279,493
3.75%, 04/18/29 (a)	210,000	205,294
5.10%, 07/15/29 (a)	230,000	233,107
4.00%, 04/15/30 (a)	280,000	273,034
5.13%, 06/15/30 (a)	105,000	106,393
1.65%, 01/15/31 (a)	150,000	130,869
4.75%, 08/01/32 (a)	225,000	222,831
4.75%, 02/01/33 (a)	220,000	216,654
6.55%, 11/01/33 (a)	200,000	217,012
5.40%, 07/15/34 (a)	340,000	345,800
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	295,000	294,330
1.95%, 10/01/30 (a)	200,000	178,220
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Block Financial LLC
2.50%, 07/15/28 (a)	200,000	190,610
3.88%, 08/15/30 (a)	200,000	190,152
5.38%, 09/15/32 (a)	125,000	122,539
Booking Holdings, Inc.
3.55%, 03/15/28 (a)	155,000	152,791
5.38%, 05/07/36 (a)	250,000	250,225
BorgWarner, Inc.
2.65%, 07/01/27 (a)	325,000	319,299
4.95%, 08/15/29 (a)	150,000	151,113
5.40%, 08/15/34 (a)	185,000	188,504
4.38%, 03/15/45	150,000	125,339
California Endowment
2.50%, 04/01/51 (a)	200,000	117,384
CBRE Services, Inc.
4.80%, 06/15/30 (a)	250,000	249,992
2.50%, 04/01/31 (a)(c)	225,000	202,001
4.90%, 01/15/33 (a)	230,000	226,736
5.95%, 08/15/34 (a)	300,000	312,753
5.50%, 06/15/35 (a)	250,000	252,792
5.25%, 06/01/36 (a)	200,000	197,348
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	185,000	177,508
3.70%, 01/15/31 (a)	220,000	207,689
5.85%, 08/01/34 (a)	125,000	127,151
Costco Wholesale Corp.
1.60%, 04/20/30 (a)	400,000	361,652
1.75%, 04/20/32 (a)	450,000	389,803
Cummins, Inc.
4.25%, 05/09/28 (a)	100,000	99,765
4.90%, 02/20/29 (a)	170,000	171,887
1.50%, 09/01/30	295,000	261,621
4.70%, 02/15/31 (a)	340,000	341,710
5.15%, 02/20/34 (a)	225,000	228,582
5.30%, 05/09/35 (a)	300,000	306,003
4.88%, 10/01/43	190,000	179,375
2.60%, 09/01/50 (a)	240,000	145,272
5.45%, 02/20/54 (a)	335,000	328,531
Darden Restaurants, Inc.
4.55%, 10/15/29 (a)	310,000	307,907
6.30%, 10/10/33 (a)	100,000	106,541
4.55%, 02/15/48 (a)	85,000	71,237
Dick's Sporting Goods, Inc.
4.00%, 10/01/29 (a)(e)	165,000	160,644
3.15%, 01/15/32 (a)	215,000	196,336
4.10%, 01/15/52 (a)	230,000	167,392
Dollar General Corp.
4.13%, 05/01/28 (a)	185,000	183,563
5.20%, 07/05/28 (a)	80,000	80,880
3.50%, 04/03/30 (a)	300,000	286,299
5.00%, 11/01/32 (a)	230,000	229,117
5.45%, 07/05/33 (a)	300,000	304,932
4.13%, 04/03/50 (a)	145,000	113,116
5.50%, 11/01/52 (a)	130,000	124,747
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	375,000	372,176
2.65%, 12/01/31 (a)	260,000	232,034
3.38%, 12/01/51 (a)	165,000	110,451
Dr. Horton, Inc.
1.40%, 10/15/27 (a)	225,000	216,538
4.85%, 10/15/30 (a)	160,000	160,782
5.00%, 10/15/34 (a)	250,000	247,807
5.50%, 10/15/35 (a)	200,000	204,352
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
eBay, Inc.
5.95%, 11/22/27 (a)	175,000	178,133
4.25%, 03/06/29 (a)	180,000	177,977
2.70%, 03/11/30 (a)	225,000	208,863
2.60%, 05/10/31 (a)	250,000	225,285
6.30%, 11/22/32 (a)	130,000	138,613
5.13%, 11/06/35 (a)	120,000	118,373
4.00%, 07/15/42	225,000	179,199
3.65%, 05/10/51 (a)	515,000	375,049
Expedia Group, Inc.
4.63%, 08/01/27 (a)	225,000	225,187
3.80%, 02/15/28 (a)	280,000	276,520
3.25%, 02/15/30 (a)	400,000	379,928
2.95%, 03/15/31 (a)	255,000	234,335
5.40%, 02/15/35 (a)(c)	300,000	297,129
5.50%, 04/15/36 (a)	300,000	297,171
Ford Foundation
2.42%, 06/01/50 (a)	155,000	92,874
2.82%, 06/01/70 (a)	225,000	127,451
Ford Motor Co.
6.63%, 10/01/28	250,000	257,962
9.63%, 04/22/30 (a)	250,000	283,470
7.45%, 07/16/31	265,000	287,252
3.25%, 02/12/32	680,000	599,270
6.10%, 08/19/32 (a)	610,000	621,059
4.75%, 01/15/43	610,000	480,460
7.40%, 11/01/46	125,000	130,623
5.29%, 12/08/46 (a)	410,000	337,131
Ford Motor Credit Co. LLC
4.13%, 08/17/27	320,000	317,213
3.82%, 11/02/27 (a)	375,000	369,544
7.35%, 11/04/27 (a)	405,000	416,239
2.90%, 02/16/28 (a)	365,000	352,707
5.92%, 03/20/28 (a)	250,000	253,047
6.80%, 05/12/28 (a)	595,000	612,154
6.80%, 11/07/28 (a)	400,000	412,920
2.90%, 02/10/29 (a)	375,000	352,860
5.80%, 03/08/29 (a)	635,000	641,052
4.97%, 04/06/29 (a)	620,000	613,843
5.11%, 05/03/29 (a)	560,000	556,226
5.30%, 09/06/29 (a)	265,000	264,123
5.88%, 11/07/29 (a)	350,000	354,368
7.35%, 03/06/30 (a)	330,000	349,160
7.20%, 06/10/30 (a)	350,000	369,148
5.73%, 09/05/30 (a)	370,000	372,250
4.00%, 11/13/30 (a)	635,000	596,379
6.05%, 03/05/31 (a)	380,000	385,867
5.42%, 04/09/31 (a)	450,000	446,256
3.63%, 06/17/31 (a)	280,000	255,366
6.05%, 11/05/31 (a)	480,000	486,130
6.53%, 03/19/32 (a)	200,000	206,740
5.75%, 04/06/33 (a)	320,000	317,549
7.12%, 11/07/33 (a)	400,000	425,752
6.13%, 03/08/34 (a)	480,000	483,446
6.50%, 02/07/35 (a)	365,000	373,953
5.87%, 10/31/35 (a)	420,000	411,067
6.47%, 05/22/36 (a)	330,000	335,630
General Motors Co.
4.20%, 10/01/27 (a)	335,000	333,647
6.80%, 10/01/27 (a)	300,000	307,299
5.35%, 04/15/28 (a)	200,000	202,056
5.00%, 10/01/28 (a)	300,000	301,662
5.40%, 10/15/29	375,000	381,810
5.63%, 04/15/30 (a)	200,000	204,964
5.60%, 10/15/32	480,000	491,486
5.00%, 04/01/35	350,000	339,430
6.25%, 04/15/35 (a)	150,000	157,251
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.60%, 04/01/36	435,000	466,933
5.15%, 04/01/38 (a)	350,000	333,557
6.25%, 10/02/43	490,000	492,641
5.20%, 04/01/45	365,000	323,872
6.75%, 04/01/46	250,000	263,912
5.40%, 04/01/48 (a)	290,000	260,695
5.95%, 04/01/49 (a)	380,000	366,088
General Motors Financial Co., Inc.
5.00%, 07/15/27	200,000	201,124
5.35%, 07/15/27	300,000	302,556
2.70%, 08/20/27 (a)	305,000	298,857
3.85%, 01/05/28 (a)	200,000	197,840
6.00%, 01/09/28 (a)	300,000	305,685
5.05%, 04/04/28	350,000	352,177
2.40%, 04/10/28 (a)	325,000	312,478
5.80%, 06/23/28 (a)	280,000	285,524
2.40%, 10/15/28 (a)	395,000	375,357
4.20%, 10/27/28	500,000	494,645
5.80%, 01/07/29 (a)	500,000	512,165
5.65%, 01/17/29 (a)	150,000	152,933
4.30%, 04/06/29 (a)	350,000	345,744
4.75%, 04/06/29	400,000	399,800
5.55%, 07/15/29 (a)	340,000	347,055
4.90%, 10/06/29 (a)	200,000	200,564
5.35%, 01/07/30 (a)	350,000	355,712
5.85%, 04/06/30 (a)	250,000	258,345
3.60%, 06/21/30 (a)	460,000	438,946
5.45%, 07/15/30 (a)	250,000	255,150
2.35%, 01/08/31 (a)	325,000	290,839
4.60%, 01/08/31 (a)	415,000	409,435
5.75%, 02/08/31 (a)	275,000	283,577
2.70%, 06/10/31 (a)	525,000	472,589
5.60%, 06/18/31 (a)	500,000	512,145
3.10%, 01/12/32 (a)	525,000	475,372
5.63%, 04/04/32 (a)	235,000	240,861
6.40%, 01/09/33 (a)	395,000	419,727
6.10%, 01/07/34 (a)	530,000	553,283
5.95%, 04/04/34 (a)	360,000	372,726
5.45%, 09/06/34 (a)	225,000	225,497
5.90%, 01/07/35 (a)	350,000	359,929
6.15%, 07/15/35 (a)	200,000	208,550
5.45%, 01/08/36 (a)(c)	190,000	189,384
Genuine Parts Co.
6.50%, 11/01/28 (a)	80,000	82,614
4.95%, 08/15/29 (a)	325,000	324,356
1.88%, 11/01/30 (a)	230,000	200,673
2.75%, 02/01/32 (a)	295,000	257,160
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	310,000	313,636
5.30%, 01/15/29 (a)	310,000	311,609
4.00%, 01/15/30 (a)	200,000	192,338
4.00%, 01/15/31 (a)	325,000	307,141
3.25%, 01/15/32 (a)	235,000	210,339
5.25%, 02/15/33 (a)	180,000	176,454
6.75%, 12/01/33 (a)	120,000	127,112
5.63%, 09/15/34 (a)	200,000	198,404
5.63%, 03/01/36 (a)	200,000	195,780
5.75%, 11/01/37 (a)	200,000	196,874
6.25%, 09/15/54 (a)	120,000	120,336
Harley-Davidson, Inc.
4.63%, 07/28/45	135,000	107,189
Home Depot, Inc.
2.80%, 09/14/27 (a)	175,000	172,149
0.90%, 03/15/28 (a)	215,000	203,388
1.50%, 09/15/28 (a)	430,000	405,370
3.75%, 09/15/28 (a)	150,000	148,347
3.90%, 12/06/28 (a)	300,000	297,417
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 04/15/29 (a)	250,000	253,305
2.95%, 06/15/29 (a)	590,000	566,601
4.75%, 06/25/29 (a)	300,000	303,051
2.70%, 04/15/30 (a)	450,000	422,433
3.95%, 09/15/30 (a)	265,000	259,801
1.38%, 03/15/31 (a)	425,000	368,288
4.85%, 06/25/31 (a)	325,000	329,124
1.88%, 09/15/31 (a)	340,000	297,969
3.25%, 04/15/32 (a)	400,000	372,324
4.50%, 09/15/32 (a)	450,000	447,700
4.95%, 06/25/34 (a)	525,000	527,026
4.65%, 09/15/35 (a)	315,000	306,993
5.88%, 12/16/36	925,000	984,607
3.30%, 04/15/40 (a)	460,000	369,164
5.40%, 09/15/40	206,000	206,859
5.95%, 04/01/41	250,000	264,495
4.20%, 04/01/43	250,000	213,840
4.88%, 02/15/44	550,000	507,133
4.40%, 03/15/45	425,000	364,973
4.25%, 04/01/46	490,000	409,767
3.90%, 06/15/47 (a)	360,000	282,326
4.50%, 12/06/48 (a)	505,000	429,912
3.13%, 12/15/49 (a)	450,000	301,207
3.35%, 04/15/50 (a)	505,000	352,086
2.38%, 03/15/51 (a)	420,000	238,316
2.75%, 09/15/51 (a)	435,000	265,507
3.63%, 04/15/52 (a)	620,000	448,756
4.95%, 09/15/52 (a)	395,000	356,495
5.30%, 06/25/54 (a)	455,000	430,576
3.50%, 09/15/56 (a)	377,000	261,295
5.40%, 06/25/64 (a)	145,000	137,907
Honda Motor Co. Ltd.
4.44%, 07/08/28 (a)	280,000	278,908
4.69%, 07/08/30 (a)	350,000	347,662
2.97%, 03/10/32 (a)	310,000	278,364
5.34%, 07/08/35 (a)	350,000	349,982
Hyatt Hotels Corp.
5.05%, 03/30/28 (a)	100,000	100,626
4.38%, 09/15/28 (a)	215,000	213,620
5.25%, 06/30/29 (a)	175,000	177,709
5.75%, 04/23/30 (a)(g)	160,000	164,125
5.75%, 03/30/32 (a)	275,000	283,577
5.50%, 06/30/34 (a)	100,000	101,263
5.40%, 12/15/35 (a)	120,000	119,098
JD.com, Inc.
3.38%, 01/14/30 (a)	250,000	241,563
4.13%, 01/14/50 (a)	20,000	16,408
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	150,000	157,188
Las Vegas Sands Corp.
5.63%, 06/15/28 (a)	365,000	369,471
3.90%, 08/08/29 (a)	200,000	193,168
6.00%, 08/15/29 (a)	190,000	195,041
5.30%, 05/15/31 (a)	160,000	159,392
5.65%, 05/18/33 (a)	160,000	160,138
6.20%, 08/15/34 (a)	190,000	195,668
Lear Corp.
3.80%, 09/15/27 (a)	250,000	247,917
4.25%, 05/15/29 (a)	185,000	182,373
3.50%, 05/30/30 (a)	90,000	85,666
2.60%, 01/15/32	135,000	119,347
5.25%, 05/15/49 (a)	200,000	181,480
3.55%, 01/15/52	100,000	68,337
Lennar Corp.
4.75%, 11/29/27 (a)	250,000	250,550
5.20%, 07/30/30 (a)	200,000	202,212
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
LKQ Corp.
5.75%, 06/15/28 (a)	290,000	293,999
6.25%, 06/15/33 (a)	200,000	207,004
Lowe's Cos., Inc.
3.95%, 10/15/27	190,000	188,902
1.30%, 04/15/28 (a)	350,000	330,963
1.70%, 09/15/28 (a)	225,000	211,784
4.00%, 10/15/28 (a)	220,000	217,336
6.50%, 03/15/29	211,000	221,554
3.65%, 04/05/29 (a)	547,000	534,468
4.50%, 04/15/30 (a)	415,000	413,909
1.70%, 10/15/30 (a)	345,000	305,259
4.25%, 03/15/31 (a)	320,000	313,603
2.63%, 04/01/31 (a)	525,000	478,275
3.75%, 04/01/32 (a)	445,000	421,704
4.50%, 10/15/32 (a)	405,000	396,471
5.00%, 04/15/33 (a)	425,000	426,844
5.15%, 07/01/33 (a)	250,000	252,712
4.85%, 10/15/35 (a)	725,000	707,462
5.50%, 10/15/35	240,000	246,902
5.00%, 04/15/40 (a)	140,000	133,655
2.80%, 09/15/41 (a)	280,000	200,024
4.65%, 04/15/42	150,000	133,400
4.38%, 09/15/45	195,000	162,297
3.70%, 04/15/46 (a)	400,000	300,784
4.05%, 05/03/47 (a)	460,000	359,840
4.55%, 04/05/49 (a)	180,000	149,380
5.13%, 04/15/50 (a)	130,000	116,769
3.00%, 10/15/50 (a)	645,000	408,530
3.50%, 04/01/51 (a)	175,000	121,870
4.25%, 04/01/52 (a)	475,000	372,367
5.63%, 04/15/53 (a)	565,000	544,609
5.75%, 07/01/53 (a)	165,000	161,639
4.45%, 04/01/62 (a)	430,000	334,248
5.80%, 09/15/62 (a)	315,000	307,465
5.85%, 04/01/63 (a)	150,000	147,590
Magna International, Inc.
5.05%, 03/14/29 (a)	270,000	273,073
2.45%, 06/15/30 (a)	270,000	247,844
5.50%, 03/21/33 (a)	330,000	338,359
Marriott International, Inc.
4.20%, 07/15/27	120,000	119,890
5.00%, 10/15/27 (a)	250,000	251,735
4.00%, 04/15/28 (a)	45,000	44,640
5.55%, 10/15/28 (a)	200,000	204,018
4.65%, 12/01/28 (a)	215,000	215,176
4.90%, 04/15/29 (a)	200,000	201,632
4.88%, 05/15/29 (a)	175,000	176,397
4.80%, 03/15/30 (a)	150,000	150,689
4.63%, 06/15/30 (a)	500,000	498,875
2.85%, 04/15/31 (a)	395,000	362,965
4.50%, 10/15/31 (a)	200,000	197,270
5.10%, 04/15/32 (a)	150,000	151,706
3.50%, 10/15/32	485,000	446,350
4.50%, 05/01/33 (a)	100,000	96,824
2.75%, 10/15/33 (a)	100,000	86,969
5.30%, 05/15/34 (a)	335,000	338,544
5.35%, 03/15/35 (a)	325,000	328,068
5.25%, 10/15/35 (a)	365,000	365,113
5.50%, 04/15/37 (a)	500,000	504,715
5.10%, 05/01/38 (a)	100,000	96,469
McDonald's Corp.
3.50%, 07/01/27 (a)	300,000	297,444
3.80%, 04/01/28 (a)	350,000	346,552
4.80%, 08/14/28 (a)	250,000	251,695
5.00%, 05/17/29 (a)	150,000	152,082
2.63%, 09/01/29 (a)	300,000	283,842
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 03/01/30 (a)	305,000	280,149
4.60%, 05/15/30 (a)	260,000	261,118
3.60%, 07/01/30 (a)	350,000	339,055
4.40%, 02/12/31 (a)	185,000	183,827
4.60%, 09/09/32 (a)	290,000	289,846
4.95%, 08/14/33 (a)	130,000	131,772
4.95%, 03/03/35 (a)	265,000	264,006
4.70%, 12/09/35	225,000	220,349
5.00%, 02/13/36 (a)	220,000	219,300
6.30%, 10/15/37	280,000	305,192
6.30%, 03/01/38	310,000	338,247
5.70%, 02/01/39	163,000	168,990
4.88%, 07/15/40	260,000	245,822
3.70%, 02/15/42	150,000	121,379
3.63%, 05/01/43	165,000	129,325
4.60%, 05/26/45	225,000	196,765
4.88%, 12/09/45	570,000	515,052
4.45%, 03/01/47 (a)	190,000	160,630
4.45%, 09/01/48 (a)	255,000	213,889
3.63%, 09/01/49 (a)	545,000	397,801
4.20%, 04/01/50 (a)	290,000	232,676
5.15%, 09/09/52 (a)	250,000	229,600
5.45%, 08/14/53 (a)	155,000	148,984
MercadoLibre, Inc.
3.13%, 01/14/31 (a)	200,000	183,418
4.90%, 01/15/33 (a)	305,000	297,125
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	515,000	590,097
Meritage Homes Corp.
5.65%, 03/15/35 (a)	150,000	151,739
Nature Conservancy
3.96%, 03/01/52 (a)	160,000	125,741
NIKE, Inc.
2.85%, 03/27/30 (a)	500,000	471,605
3.25%, 03/27/40 (a)	300,000	238,443
3.63%, 05/01/43	125,000	98,206
3.88%, 11/01/45	335,000	264,194
3.38%, 11/01/46 (a)	255,000	185,314
3.38%, 03/27/50 (a)	500,000	352,840
NVR, Inc.
3.00%, 05/15/30 (a)	315,000	295,401
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	250,000	247,678
4.35%, 06/01/28 (a)	309,000	308,107
3.90%, 06/01/29 (a)	270,000	264,713
4.20%, 04/01/30 (a)	25,000	24,606
1.75%, 03/15/31 (a)	250,000	218,668
4.70%, 06/15/32 (a)	250,000	249,025
5.00%, 08/19/34 (a)	270,000	267,478
PACCAR Financial Corp.
4.45%, 08/06/27	275,000	276,009
4.55%, 03/03/28	200,000	200,738
4.00%, 08/08/28	180,000	178,848
4.00%, 11/07/28	230,000	228,505
4.60%, 01/31/29	205,000	206,400
3.90%, 02/05/29	175,000	173,044
4.00%, 09/26/29	150,000	148,542
5.00%, 03/22/34	205,000	207,224
PulteGroup, Inc.
4.25%, 03/01/31 (a)	100,000	97,654
7.88%, 06/15/32	120,000	137,672
6.38%, 05/15/33	180,000	193,207
6.00%, 02/15/35	150,000	157,340
4.90%, 03/01/36 (a)	100,000	97,524
PVH Corp.
5.50%, 06/13/30 (a)	150,000	151,116
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	200,000	187,720
5.00%, 06/15/32 (a)	275,000	278,003
Rockefeller Foundation
2.49%, 10/01/50 (a)	285,000	172,739
Rollins, Inc.
5.25%, 02/24/35 (a)	190,000	189,964
Ross Stores, Inc.
1.88%, 04/15/31 (a)	250,000	220,528
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	240,000	248,657
3.70%, 03/15/28 (a)	15,000	14,783
4.75%, 05/15/33 (a)	300,000	292,218
5.38%, 01/15/36 (a)	530,000	526,248
5.25%, 02/27/38 (a)	300,000	290,538
Sands China Ltd.
5.40%, 08/08/28 (a)(g)	615,000	619,410
2.85%, 03/08/29 (g)	315,000	298,289
4.38%, 06/18/30 (a)(g)	300,000	290,955
3.25%, 08/08/31 (a)(g)	95,000	86,423
Sekisui House U.S., Inc.
3.85%, 01/15/30 (a)	120,000	114,146
2.50%, 01/15/31 (a)	120,000	105,881
6.00%, 01/15/43	150,000	137,741
3.97%, 08/06/61 (a)	190,000	125,978
Starbucks Corp.
3.50%, 03/01/28 (a)	160,000	157,659
4.50%, 05/15/28 (a)	180,000	180,025
4.00%, 11/15/28 (a)	350,000	346,024
3.55%, 08/15/29 (a)	475,000	462,089
2.25%, 03/12/30 (a)	220,000	202,116
2.55%, 11/15/30 (a)	375,000	343,650
4.90%, 02/15/31 (a)	145,000	146,334
3.00%, 02/14/32 (a)	360,000	329,058
4.80%, 02/15/33 (a)	190,000	189,012
5.00%, 02/15/34 (a)	84,000	84,227
4.30%, 06/15/45	200,000	165,874
3.75%, 12/01/47 (a)	185,000	138,587
4.50%, 11/15/48 (a)	185,000	154,475
4.45%, 08/15/49 (a)	305,000	251,793
3.35%, 03/12/50 (a)	130,000	88,722
3.50%, 11/15/50 (a)	470,000	328,826
Tapestry, Inc.
4.13%, 07/15/27 (a)	310,000	308,636
3.05%, 03/15/32 (a)	490,000	444,067
5.50%, 03/11/35 (a)	250,000	251,845
Target Corp.
4.35%, 06/15/28 (a)	175,000	175,105
3.38%, 04/15/29 (a)	365,000	355,510
2.35%, 02/15/30 (a)	135,000	125,331
2.65%, 09/15/30 (a)	285,000	264,226
4.50%, 09/15/32 (a)(c)	375,000	374,085
6.35%, 11/01/32	150,000	163,341
4.40%, 01/15/33 (a)	195,000	192,906
4.50%, 09/15/34 (a)	95,000	92,297
5.25%, 02/15/36 (a)(c)	275,000	279,977
6.50%, 10/15/37	165,000	183,579
7.00%, 01/15/38	270,000	311,799
4.00%, 07/01/42	290,000	243,032
3.63%, 04/15/46	200,000	152,230
3.90%, 11/15/47 (a)	290,000	226,969
2.95%, 01/15/52 (a)	390,000	249,148
4.80%, 01/15/53 (a)(c)	385,000	343,231
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TJX Cos., Inc.
1.15%, 05/15/28 (a)	150,000	141,618
3.88%, 04/15/30 (a)	250,000	244,210
4.50%, 04/15/50 (a)	150,000	128,624
Toll Brothers Finance Corp.
4.35%, 02/15/28 (a)	120,000	119,482
3.80%, 11/01/29 (a)	205,000	199,026
5.60%, 06/15/35 (a)	140,000	142,908
Toyota Motor Corp.
5.12%, 07/13/28 (a)	150,000	152,031
3.67%, 07/20/28	275,000	271,505
2.76%, 07/02/29	220,000	209,693
4.45%, 06/30/30 (a)	150,000	149,288
2.36%, 03/25/31 (a)	150,000	136,010
5.12%, 07/13/33 (a)	155,000	158,336
5.05%, 06/30/35 (a)	150,000	151,421
Toyota Motor Credit Corp.
1.15%, 08/13/27	350,000	338,460
4.55%, 09/20/27	240,000	240,782
4.35%, 10/08/27	370,000	370,329
5.45%, 11/10/27	125,000	126,923
3.05%, 01/11/28	250,000	245,493
3.75%, 01/12/28	240,000	238,169
4.63%, 01/12/28	325,000	326,628
1.90%, 04/06/28	215,000	206,280
4.25%, 05/12/28	260,000	259,678
4.05%, 09/05/28	240,000	238,270
5.25%, 09/11/28	250,000	254,180
4.65%, 01/05/29	265,000	266,206
3.65%, 01/08/29	200,000	196,524
4.05%, 03/13/29	370,000	365,904
5.05%, 05/16/29	340,000	345,066
4.45%, 06/29/29	200,000	199,830
4.55%, 08/09/29	250,000	249,990
4.95%, 01/09/30	245,000	247,864
2.15%, 02/13/30	275,000	252,458
3.38%, 04/01/30	600,000	574,764
4.80%, 05/15/30	200,000	201,208
4.55%, 05/17/30	200,000	199,620
5.55%, 11/20/30	300,000	310,599
1.65%, 01/10/31	340,000	298,727
4.20%, 01/10/31	230,000	225,936
5.10%, 03/21/31	315,000	320,374
4.55%, 05/14/31	260,000	257,865
1.90%, 09/12/31	185,000	161,255
4.60%, 10/10/31	200,000	199,038
4.65%, 09/03/32	210,000	207,692
4.70%, 01/12/33	250,000	248,905
4.60%, 03/11/33	275,000	269,761
4.80%, 01/05/34	265,000	262,928
5.35%, 01/09/35	200,000	204,484
4.80%, 01/11/36	310,000	304,026
Tractor Supply Co.
1.75%, 11/01/30 (a)	200,000	176,166
5.25%, 05/15/33 (a)	275,000	276,823
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	450,000	444,901
4.15%, 01/15/31 (a)	340,000	332,061
4.80%, 09/15/34 (a)	525,000	514,080
4.80%, 09/15/35 (a)	370,000	359,362
5.35%, 09/15/54 (a)	310,000	288,281
UL Solutions, Inc.
6.50%, 10/20/28 (a)(e)	90,000	93,432
VICI Properties LP
4.75%, 02/15/28 (a)	585,000	585,211
4.95%, 02/15/30 (a)	425,000	424,061
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.13%, 11/15/31 (a)	200,000	199,160
5.13%, 05/15/32 (a)	430,000	426,607
5.75%, 04/01/34 (a)	200,000	203,138
5.63%, 04/01/35 (a)	250,000	250,267
5.63%, 05/15/52 (a)	335,000	308,096
6.13%, 04/01/54 (a)	150,000	146,826
Walmart, Inc.
3.95%, 09/09/27 (a)	300,000	299,373
3.90%, 04/15/28 (a)	250,000	248,930
3.70%, 06/26/28 (a)	550,000	544,857
1.50%, 09/22/28 (a)	410,000	386,614
4.00%, 04/30/29 (a)	200,000	198,518
3.25%, 07/08/29 (a)	370,000	360,554
2.38%, 09/24/29 (a)	140,000	131,971
7.55%, 02/15/30	175,000	194,084
4.00%, 04/15/30 (a)	195,000	193,040
4.35%, 04/28/30 (a)	305,000	305,543
4.15%, 04/30/31 (a)	300,000	296,688
1.80%, 09/22/31 (a)	690,000	609,684
4.15%, 09/09/32 (a)	365,000	359,613
4.10%, 04/15/33 (a)	435,000	423,159
4.45%, 04/30/33 (a)	485,000	480,295
4.90%, 04/28/35 (a)	495,000	499,356
5.25%, 09/01/35	465,000	480,224
4.75%, 04/30/36 (a)	300,000	297,720
6.50%, 08/15/37	285,000	324,612
6.20%, 04/15/38	265,000	294,341
3.95%, 06/28/38 (a)	210,000	192,973
5.63%, 04/01/40	195,000	204,871
5.00%, 10/25/40	200,000	199,862
5.63%, 04/15/41	320,000	336,627
2.50%, 09/22/41 (a)	250,000	179,658
4.00%, 04/11/43	160,000	135,723
4.30%, 04/22/44	165,000	147,089
3.63%, 12/15/47 (a)	150,000	117,138
4.05%, 06/29/48 (a)	585,000	479,729
2.95%, 09/24/49 (a)	220,000	147,961
2.65%, 09/22/51 (a)	350,000	217,326
4.50%, 09/09/52 (a)	255,000	221,169
4.50%, 04/15/53 (a)	495,000	430,165
		180,694,995
Consumer Non-Cyclical 3.5%
Abbott Laboratories
1.15%, 01/30/28 (a)	210,000	200,237
3.70%, 03/09/29 (a)	700,000	687,022
1.40%, 06/30/30 (a)	100,000	88,894
4.00%, 03/15/31 (a)	750,000	731,092
4.30%, 03/15/33 (a)	900,000	873,225
4.65%, 03/15/36 (a)	1,320,000	1,282,024
4.75%, 11/30/36 (a)	500,000	488,210
6.15%, 11/30/37	240,000	261,444
4.75%, 03/15/38 (a)	700,000	675,087
6.00%, 04/01/39	185,000	198,420
5.30%, 05/27/40	235,000	236,605
4.75%, 04/15/43 (a)	275,000	252,857
4.90%, 11/30/46 (a)	930,000	855,544
5.50%, 03/15/56 (a)	1,260,000	1,235,959
5.60%, 03/15/66 (a)	700,000	686,280
AbbVie, Inc.
3.78%, 03/03/28	540,000	534,762
4.65%, 03/15/28 (a)	405,000	406,737
4.25%, 11/14/28 (a)	590,000	587,953
4.80%, 03/15/29 (a)	725,000	730,894
3.20%, 11/21/29 (a)	1,865,000	1,786,148
4.88%, 03/15/30 (a)	325,000	328,656
4.13%, 03/15/31 (a)	425,000	415,837
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 03/15/31 (a)	555,000	563,047
4.40%, 03/15/33 (a)	400,000	391,608
5.05%, 03/15/34 (a)	860,000	869,460
4.55%, 03/15/35 (a)	550,000	533,929
5.20%, 03/15/35 (a)	465,000	472,659
4.50%, 05/14/35	730,000	703,435
4.75%, 03/15/36 (a)	500,000	489,310
4.30%, 05/14/36 (a)	380,000	358,800
4.05%, 11/21/39 (a)	1,370,000	1,207,162
4.63%, 10/01/42 (a)	325,000	294,443
4.40%, 11/06/42	905,000	796,554
5.35%, 03/15/44 (a)	325,000	317,791
4.85%, 06/15/44 (a)	340,000	312,334
4.75%, 03/15/45 (a)	313,000	282,339
4.70%, 05/14/45	910,000	816,042
4.45%, 05/14/46 (a)	610,000	524,624
4.88%, 11/14/48 (a)	595,000	535,321
4.25%, 11/21/49 (a)	1,935,000	1,581,804
5.40%, 03/15/54 (a)	985,000	947,383
5.60%, 03/15/55 (a)	265,000	262,952
5.55%, 03/15/56 (a)	400,000	393,528
5.50%, 03/15/64 (a)	510,000	490,957
AdventHealth Obligated Group
2.80%, 11/15/51	120,000	74,980
Adventist Health System
4.74%, 12/01/30 (a)	145,000	143,920
5.43%, 03/01/32 (a)	100,000	101,592
5.76%, 12/01/34 (a)	110,000	113,086
3.63%, 03/01/49 (a)	165,000	114,857
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	100,000	98,812
2.21%, 06/15/30 (a)	100,000	91,597
4.27%, 08/15/48 (a)	115,000	96,401
3.39%, 10/15/49 (a)	155,000	111,183
3.01%, 06/15/50 (a)	120,000	79,741
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	225,000	212,686
2.10%, 06/04/30 (a)	175,000	158,622
2.30%, 03/12/31 (a)	305,000	274,085
4.75%, 09/09/34 (a)	175,000	172,293
Ahold Finance USA LLC
6.88%, 05/01/29	150,000	158,856
AHS Hospital Corp.
5.02%, 07/01/45	130,000	121,641
2.78%, 07/01/51 (a)	150,000	94,469
Allina Health System
3.89%, 04/15/49 (a)	90,000	69,692
2.90%, 11/15/51	115,000	73,436
Altria Group, Inc.
6.20%, 11/01/28 (a)	165,000	170,754
4.80%, 02/14/29 (a)	695,000	697,627
3.40%, 05/06/30 (a)	365,000	348,363
4.50%, 08/06/30 (a)	170,000	168,761
2.45%, 02/04/32 (a)	585,000	514,876
6.88%, 11/01/33 (a)	120,000	132,862
5.63%, 02/06/35 (a)	170,000	174,641
5.25%, 08/06/35 (a)	180,000	180,130
5.80%, 02/14/39 (a)	645,000	653,830
3.40%, 02/04/41 (a)	540,000	412,933
4.25%, 08/09/42	275,000	226,779
4.50%, 05/02/43	300,000	252,543
5.38%, 01/31/44	590,000	551,101
3.88%, 09/16/46 (a)	545,000	405,006
5.95%, 02/14/49 (a)	860,000	845,002
4.45%, 05/06/50 (a)	160,000	126,437
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 02/04/51 (a)	465,000	323,500
4.00%, 02/04/61 (a)	335,000	233,619
Amgen, Inc.
3.20%, 11/02/27 (a)	450,000	443,281
5.15%, 03/02/28 (a)	1,200,000	1,211,628
1.65%, 08/15/28 (a)	325,000	306,423
3.00%, 02/22/29 (a)	250,000	240,820
4.05%, 08/18/29	445,000	438,347
2.45%, 02/21/30 (a)	500,000	463,690
5.25%, 03/02/30 (a)	950,000	968,088
4.20%, 02/19/31 (a)	300,000	294,186
2.30%, 02/25/31 (a)	405,000	365,031
2.00%, 01/15/32 (a)	345,000	298,246
3.35%, 02/22/32 (a)	360,000	334,141
4.20%, 03/01/33	260,000	250,024
5.25%, 03/02/33 (a)	1,400,000	1,425,116
4.85%, 02/19/36 (a)	550,000	538,807
6.38%, 06/01/37	225,000	245,907
6.40%, 02/01/39	135,000	145,954
3.15%, 02/21/40 (a)	740,000	577,222
5.75%, 03/15/40	110,000	112,977
2.80%, 08/15/41 (a)	230,000	166,860
4.95%, 10/01/41	140,000	130,718
5.15%, 11/15/41	246,000	234,015
5.65%, 06/15/42	215,000	215,011
5.60%, 03/02/43 (a)	850,000	845,257
4.40%, 05/01/45	850,000	722,661
5.50%, 02/19/46 (a)	150,000	145,626
4.56%, 06/15/48 (a)	440,000	372,728
3.38%, 02/21/50 (a)	515,000	364,012
4.66%, 06/15/51 (a)	1,125,000	955,946
3.00%, 01/15/52 (a)	320,000	206,547
4.20%, 02/22/52 (a)	305,000	239,937
4.88%, 03/01/53	430,000	374,521
5.65%, 03/02/53 (a)	1,260,000	1,226,812
2.77%, 09/01/53 (a)	287,000	170,111
5.65%, 02/19/56 (a)	250,000	244,092
4.40%, 02/22/62 (a)	365,000	285,857
5.75%, 03/02/63 (a)	900,000	873,252
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	1,675,000	1,631,232
4.90%, 02/01/46 (a)	2,680,000	2,444,026
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36	392,000	380,895
4.63%, 02/01/44	210,000	186,837
4.90%, 02/01/46	425,000	386,321
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 (a)	1,050,000	1,055,859
3.50%, 06/01/30 (a)	480,000	463,286
4.90%, 01/23/31 (a)	250,000	253,400
5.00%, 06/15/34 (a)	355,000	358,554
5.88%, 06/15/35	240,000	256,958
4.38%, 04/15/38 (a)	315,000	294,601
8.20%, 01/15/39	350,000	439,845
5.45%, 01/23/39 (a)	600,000	610,938
8.00%, 11/15/39	140,000	174,783
4.95%, 01/15/42	690,000	651,043
4.60%, 04/15/48 (a)	240,000	210,742
4.44%, 10/06/48 (a)	555,000	470,790
5.55%, 01/23/49 (a)	1,345,000	1,323,588
4.50%, 06/01/50 (a)	340,000	306,486
4.75%, 04/15/58 (a)	220,000	190,808
5.80%, 01/23/59 (a)	670,000	682,784
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	250,000	238,537
2.90%, 03/01/32 (a)	190,000	172,885
5.94%, 10/01/32	5,000	5,313
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 08/15/33 (a)	200,000	197,060
5.38%, 09/15/35	245,000	252,058
4.54%, 03/26/42	160,000	143,542
4.02%, 04/16/43	115,000	95,533
3.75%, 09/15/47 (a)	190,000	145,529
4.50%, 03/15/49 (a)	50,000	42,836
2.70%, 09/15/51 (a)	300,000	181,800
Ascension Health
4.08%, 11/15/28 (a)	150,000	148,955
2.53%, 11/15/29 (a)	270,000	253,292
4.29%, 11/15/30 (a)	275,000	271,144
4.92%, 11/15/35 (a)	250,000	247,382
3.11%, 11/15/39 (a)	220,000	174,557
3.95%, 11/15/46	360,000	289,296
4.85%, 11/15/53	135,000	122,152
Astrazeneca Finance LLC
4.88%, 03/03/28 (a)	330,000	332,907
1.75%, 05/28/28 (a)	410,000	390,902
4.85%, 02/26/29 (a)	460,000	464,715
4.90%, 03/03/30 (a)	275,000	278,644
4.90%, 02/26/31 (a)	335,000	339,482
4.00%, 03/02/31 (a)	200,000	195,256
2.25%, 05/28/31 (a)	460,000	413,117
5.00%, 02/26/34 (a)	500,000	504,970
4.60%, 03/02/36 (a)	295,000	286,041
AstraZeneca PLC
4.00%, 01/17/29 (a)	260,000	257,585
1.38%, 08/06/30 (a)	570,000	503,373
6.45%, 09/15/37	1,000,000	1,110,630
4.00%, 09/18/42	350,000	297,458
4.38%, 11/16/45	355,000	310,025
4.38%, 08/17/48 (a)	250,000	215,742
2.13%, 08/06/50 (a)	180,000	100,708
3.00%, 05/28/51 (a)	300,000	201,204
Augusta SpinCo Corp.
4.32%, 09/23/27	250,000	249,380
4.40%, 03/23/29 (a)	200,000	198,632
4.66%, 03/23/31 (a)	410,000	406,917
4.95%, 03/23/33 (a)	200,000	198,882
5.25%, 03/23/36 (a)	200,000	200,344
Banner Health
2.34%, 01/01/30 (a)	145,000	134,454
1.90%, 01/01/31 (a)	135,000	120,127
2.91%, 01/01/42 (a)	140,000	102,875
3.18%, 01/01/50 (a)	25,000	16,988
2.91%, 01/01/51 (a)	100,000	63,802
Baptist Health South Florida Obligated Group
3.12%, 11/15/71 (a)	90,000	50,508
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	185,000	133,035
BAT Capital Corp.
3.56%, 08/15/27 (a)	715,000	708,100
2.26%, 03/25/28 (a)	590,000	567,834
3.46%, 09/06/29 (a)	200,000	193,018
4.91%, 04/02/30 (a)	395,000	397,086
6.34%, 08/02/30 (a)	275,000	290,741
5.83%, 02/20/31 (a)	135,000	140,665
2.73%, 03/25/31 (a)	485,000	443,261
4.74%, 03/16/32 (a)	345,000	343,592
5.35%, 08/15/32 (a)	375,000	383,899
7.75%, 10/19/32 (a)	250,000	285,080
4.63%, 03/22/33 (a)	295,000	288,758
6.42%, 08/02/33 (a)	425,000	459,480
6.00%, 02/20/34 (a)	350,000	369,288
5.63%, 08/15/35 (a)	290,000	299,097
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.39%, 08/15/37 (a)	765,000	699,692
3.73%, 09/25/40 (a)	145,000	117,250
7.08%, 08/02/43 (a)	250,000	278,777
4.54%, 08/15/47 (a)	715,000	590,411
4.76%, 09/06/49 (a)	305,000	256,831
5.28%, 04/02/50 (a)	225,000	203,459
3.98%, 09/25/50 (a)	100,000	73,676
5.65%, 03/16/52 (a)	175,000	165,307
7.08%, 08/02/53 (a)	335,000	378,238
6.25%, 08/15/55 (a)	165,000	168,990
BAT International Finance PLC
4.45%, 03/16/28 (a)	400,000	399,188
5.93%, 02/02/29 (a)	350,000	360,934
Baxalta, Inc.
5.25%, 06/23/45 (a)	173,000	162,559
Baxter International, Inc.
2.27%, 12/01/28 (a)	460,000	433,292
4.45%, 02/15/29 (a)	90,000	88,911
3.95%, 04/01/30 (a)	210,000	203,018
4.90%, 12/15/30 (a)	255,000	253,057
1.73%, 04/01/31 (a)	275,000	234,190
2.54%, 02/01/32 (a)	450,000	387,184
5.65%, 12/15/35 (a)	355,000	352,061
3.50%, 08/15/46 (a)	140,000	95,425
3.13%, 12/01/51 (a)	235,000	140,756
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	170,000	129,943
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	125,000	111,100
4.19%, 11/15/45	135,000	114,329
3.97%, 11/15/46 (a)	160,000	128,971
2.84%, 11/15/50 (a)	265,000	168,887
Becton Dickinson & Co.
4.69%, 02/13/28 (a)	290,000	290,565
4.87%, 02/08/29 (a)	250,000	251,512
2.82%, 05/20/30 (a)	325,000	303,443
1.96%, 02/11/31 (a)	325,000	287,293
5.11%, 02/08/34 (a)	170,000	170,687
4.69%, 12/15/44	200,000	176,454
4.67%, 06/06/47 (a)	280,000	245,848
Beth Israel Lahey Health, Inc.
3.08%, 07/01/51	165,000	107,639
Biogen, Inc.
2.25%, 05/01/30 (a)	500,000	456,430
5.05%, 01/15/31 (a)	150,000	151,790
5.75%, 05/15/35 (a)	50,000	52,083
5.20%, 09/15/45	310,000	287,485
3.15%, 05/01/50 (a)	545,000	355,226
3.25%, 02/15/51 (a)	345,000	227,434
6.45%, 05/15/55 (a)	270,000	288,595
Bio-Rad Laboratories, Inc.
3.70%, 03/15/32 (a)	250,000	232,550
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	260,000	250,565
Boston Scientific Corp.
4.00%, 03/01/28 (a)	80,000	79,586
2.65%, 06/01/30 (a)	460,000	427,299
6.25%, 11/15/35 (f)	290,000	316,404
4.55%, 03/01/39 (a)	135,000	126,442
7.38%, 01/15/40	100,000	118,747
4.70%, 03/01/49 (a)	140,000	124,977
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (a)	300,000	288,033
3.45%, 11/15/27 (a)	230,000	227,661
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 02/20/28 (a)	105,000	104,458
4.90%, 02/22/29 (a)	250,000	253,430
3.40%, 07/26/29 (a)	465,000	451,436
1.45%, 11/13/30 (a)	470,000	413,548
5.75%, 02/01/31 (a)	330,000	345,180
5.10%, 02/22/31 (a)	445,000	453,593
2.95%, 03/15/32 (a)	600,000	548,358
5.90%, 11/15/33 (a)	385,000	409,386
5.20%, 02/22/34 (a)	800,000	816,264
4.13%, 06/15/39 (a)	665,000	593,333
2.35%, 11/13/40 (a)	500,000	351,115
3.55%, 03/15/42 (a)	300,000	238,836
3.25%, 08/01/42	230,000	174,584
5.50%, 02/22/44 (a)	200,000	198,870
4.50%, 03/01/44	50,000	43,797
4.63%, 05/15/44 (a)	230,000	204,735
5.00%, 08/15/45 (a)	200,000	185,378
4.35%, 11/15/47 (a)	385,000	321,025
4.55%, 02/20/48 (a)	576,000	492,837
4.25%, 10/26/49 (a)	1,250,000	1,016,812
2.55%, 11/13/50 (a)	475,000	280,278
3.70%, 03/15/52 (a)	615,000	451,164
6.25%, 11/15/53 (a)	150,000	159,197
5.55%, 02/22/54 (a)	860,000	840,065
3.90%, 03/15/62 (a)	520,000	373,672
6.40%, 11/15/63 (a)	150,000	164,433
Brown-Forman Corp.
4.00%, 04/15/38 (a)(c)	140,000	124,834
4.50%, 07/15/45	285,000	244,727
Brunswick Corp.
5.85%, 03/18/29 (a)	25,000	25,592
2.40%, 08/18/31 (a)	215,000	188,123
4.40%, 09/15/32 (a)	225,000	213,777
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	290,000	287,541
4.10%, 01/07/28 (a)	125,000	124,305
4.20%, 09/17/29 (a)	250,000	247,102
4.55%, 08/04/30 (a)	215,000	213,413
3.20%, 04/21/31 (a)	170,000	158,613
2.75%, 05/14/31 (a)	350,000	319,490
4.80%, 03/19/33 (a)	150,000	148,328
4.65%, 09/17/34 (a)	240,000	232,044
5.15%, 08/04/35 (a)	440,000	438,024
5.15%, 03/19/36 (a)	200,000	198,748
Campbell's Co.
4.15%, 03/15/28 (a)	305,000	302,273
5.20%, 03/21/29 (a)	300,000	302,805
2.38%, 04/24/30 (a)	250,000	226,720
4.55%, 03/21/31 (a)	345,000	336,006
5.40%, 03/21/34 (a)	335,000	330,317
4.75%, 03/23/35 (a)	105,000	98,069
4.80%, 03/15/48 (a)	215,000	176,405
3.13%, 04/24/50 (a)	165,000	101,916
5.25%, 10/13/54 (a)	100,000	84,712
Cardinal Health, Inc.
5.13%, 02/15/29 (a)	150,000	151,778
5.00%, 11/15/29 (a)	225,000	227,293
4.50%, 09/15/30 (a)	300,000	297,546
5.45%, 02/15/34 (a)	130,000	132,945
5.35%, 11/15/34 (a)	360,000	364,475
5.15%, 09/15/35 (a)	120,000	119,837
4.60%, 03/15/43	100,000	87,400
4.50%, 11/15/44	100,000	84,896
4.90%, 09/15/45	160,000	143,106
4.37%, 06/15/47 (a)	175,000	145,042
5.75%, 11/15/54 (a)	200,000	199,000
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	140,000	95,001
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	175,000	156,566
Cencora, Inc.
3.45%, 12/15/27 (a)	300,000	295,629
4.63%, 12/15/27 (a)	210,000	210,298
3.95%, 02/13/29 (a)	100,000	98,329
4.85%, 12/15/29 (a)	200,000	201,304
2.80%, 05/15/30 (a)	190,000	177,253
4.25%, 11/15/30 (a)	125,000	122,440
2.70%, 03/15/31 (a)	480,000	437,693
4.60%, 02/13/33 (a)	100,000	97,890
5.13%, 02/15/34 (a)	170,000	170,683
5.15%, 02/15/35 (a)	255,000	254,837
4.90%, 02/13/36 (a)	300,000	292,554
4.25%, 03/01/45	170,000	141,058
4.30%, 12/15/47 (a)	105,000	86,914
5.65%, 02/13/56 (a)	100,000	98,467
Children's Health System of Texas
2.51%, 08/15/50 (a)	125,000	73,205
Children's Hospital
2.93%, 07/15/50 (a)	130,000	83,981
Children's Hospital Corp.
4.12%, 01/01/47 (a)	130,000	108,195
2.59%, 02/01/50 (a)	105,000	64,373
Children's Hospital Medical Center
4.27%, 05/15/44	130,000	112,960
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	215,000	134,108
CHRISTUS Health
4.34%, 07/01/28 (a)	150,000	149,177
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	285,000	281,591
5.60%, 11/15/32 (a)	220,000	229,975
5.00%, 06/15/52 (a)	205,000	186,439
Cigna Group
3.05%, 10/15/27 (a)	221,000	217,247
4.38%, 10/15/28 (a)	1,075,000	1,070,840
5.00%, 05/15/29 (a)	350,000	354,329
2.40%, 03/15/30 (a)	500,000	461,940
4.50%, 09/15/30 (a)	465,000	462,373
2.38%, 03/15/31 (a)	465,000	418,737
5.13%, 05/15/31 (a)	270,000	274,439
4.88%, 09/15/32 (a)	420,000	419,269
5.40%, 03/15/33 (a)	420,000	430,777
5.25%, 02/15/34 (a)	425,000	429,836
5.25%, 01/15/36 (a)	470,000	471,151
4.80%, 08/15/38 (a)	705,000	668,728
3.20%, 03/15/40 (a)	150,000	117,162
6.13%, 11/15/41	145,000	152,098
4.80%, 07/15/46 (a)	480,000	423,072
3.88%, 10/15/47 (a)	310,000	237,590
4.90%, 12/15/48 (a)	905,000	796,355
3.40%, 03/15/50 (a)	460,000	319,166
3.40%, 03/15/51 (a)	475,000	327,346
5.60%, 02/15/54 (a)	445,000	429,639
6.00%, 01/15/56 (a)	330,000	336,389
City of Hope
5.62%, 11/15/43	100,000	97,831
4.38%, 08/15/48 (a)	120,000	98,656
Cleveland Clinic Foundation
4.86%, 01/01/14	120,000	101,773
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Clorox Co.
3.10%, 10/01/27 (a)	170,000	167,219
3.90%, 05/15/28 (a)	175,000	173,005
4.40%, 05/01/29 (a)	200,000	198,620
1.80%, 05/15/30 (a)	210,000	188,223
4.70%, 05/15/31 (a)	180,000	178,864
4.60%, 05/01/32 (a)	200,000	196,262
4.95%, 05/15/33 (a)	130,000	128,839
5.25%, 05/15/36 (a)	180,000	179,442
Coca-Cola Co.
1.50%, 03/05/28	120,000	114,886
1.00%, 03/15/28	400,000	379,112
2.13%, 09/06/29	450,000	421,470
3.45%, 03/25/30	430,000	417,104
1.65%, 06/01/30	475,000	428,602
2.00%, 03/05/31	305,000	273,972
1.38%, 03/15/31	450,000	392,571
2.25%, 01/05/32	640,000	572,518
5.00%, 05/13/34 (a)	250,000	256,035
4.65%, 08/14/34 (a)	225,000	225,063
2.50%, 06/01/40	350,000	257,113
2.88%, 05/05/41	100,000	76,331
4.20%, 03/25/50	185,000	153,254
2.60%, 06/01/50	500,000	307,125
3.00%, 03/05/51	695,000	460,340
2.50%, 03/15/51	515,000	306,379
5.30%, 05/13/54 (a)	335,000	323,503
5.20%, 01/14/55 (a)	475,000	453,212
2.75%, 06/01/60	305,000	177,574
5.40%, 05/13/64 (a)	550,000	530,717
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29 (a)	200,000	203,728
5.45%, 06/01/34 (a)	220,000	225,870
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	395,000	369,254
1.85%, 09/01/32 (a)	260,000	217,009
5.10%, 05/06/35 (a)	155,000	154,208
5.25%, 11/26/43	120,000	115,950
Colgate-Palmolive Co.
3.10%, 08/15/27	210,000	207,679
3.25%, 08/15/32	250,000	234,050
4.60%, 03/01/33 (a)	220,000	221,760
4.00%, 08/15/45	200,000	170,002
3.70%, 08/01/47 (a)	147,000	113,794
CommonSpirit Health
6.07%, 11/01/27 (a)	150,000	152,756
3.35%, 10/01/29 (a)	325,000	310,905
4.35%, 09/01/30 (a)	200,000	195,960
2.78%, 10/01/30 (a)	245,000	225,836
5.21%, 12/01/31 (a)	250,000	253,270
5.32%, 12/01/34 (a)	235,000	235,496
4.83%, 09/01/35 (a)	100,000	97,454
4.98%, 09/01/35 (a)	175,000	170,118
4.35%, 11/01/42	265,000	229,615
5.58%, 09/01/45 (a)	100,000	97,323
3.82%, 10/01/49 (a)	220,000	164,615
4.19%, 10/01/49 (a)	300,000	234,558
3.91%, 10/01/50 (a)	195,000	145,148
6.46%, 11/01/52 (a)	110,000	118,698
5.55%, 12/01/54 (a)	150,000	142,563
5.66%, 09/01/55 (a)	175,000	169,610
Community Health Network, Inc.
3.10%, 05/01/50 (a)	180,000	115,070
Conagra Brands, Inc.
1.38%, 11/01/27 (a)	360,000	344,851
7.00%, 10/01/28	170,000	177,808
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 11/01/28 (a)	475,000	475,665
5.00%, 08/01/30 (a)	80,000	79,919
8.25%, 09/15/30	40,000	45,026
5.75%, 08/01/35 (a)(c)	300,000	303,153
5.30%, 11/01/38 (a)	300,000	284,253
5.40%, 11/01/48 (a)	300,000	263,817
Constellation Brands, Inc.
3.60%, 02/15/28 (a)	310,000	305,288
4.65%, 11/15/28 (a)	250,000	250,147
3.15%, 08/01/29 (a)	290,000	277,492
2.88%, 05/01/30 (a)	210,000	196,352
4.80%, 05/01/30 (a)	200,000	200,666
4.85%, 05/06/31 (a)	160,000	160,002
2.25%, 08/01/31 (a)	345,000	304,573
4.75%, 05/09/32 (a)	310,000	306,519
4.90%, 05/01/33 (a)	155,000	153,334
4.95%, 11/01/35 (a)	125,000	121,720
4.50%, 05/09/47 (a)	200,000	167,032
4.10%, 02/15/48 (a)	200,000	156,804
5.25%, 11/15/48 (a)	190,000	175,001
3.75%, 05/01/50 (a)	185,000	136,787
Corewell Health Obligated Group
3.49%, 07/15/49 (a)	155,000	111,749
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	180,000	125,802
CVS Health Corp.
1.30%, 08/21/27	650,000	627,243
4.30%, 03/25/28 (a)	1,552,000	1,544,209
5.00%, 01/30/29 (a)	315,000	317,955
5.40%, 06/01/29 (a)	300,000	306,675
3.25%, 08/15/29 (a)	675,000	646,468
5.13%, 02/21/30 (a)	400,000	404,552
3.75%, 04/01/30 (a)	590,000	570,607
1.75%, 08/21/30	385,000	341,460
5.25%, 01/30/31 (a)	235,000	239,077
1.88%, 02/28/31 (a)	455,000	399,290
5.55%, 06/01/31 (a)	370,000	381,130
2.13%, 09/15/31 (a)	370,000	323,635
5.00%, 09/15/32 (a)	245,000	245,625
5.25%, 02/21/33 (a)	590,000	599,664
5.30%, 06/01/33 (a)	395,000	400,542
5.70%, 06/01/34 (a)	390,000	402,675
4.88%, 07/20/35	235,000	227,992
5.45%, 09/15/35 (a)	515,000	521,870
4.78%, 03/25/38 (a)	1,505,000	1,411,389
6.13%, 09/15/39	295,000	307,071
4.13%, 04/01/40 (a)	560,000	477,669
2.70%, 08/21/40	140,000	99,340
5.30%, 12/05/43	270,000	252,229
6.00%, 06/01/44 (a)	200,000	201,980
5.13%, 07/20/45	965,000	874,155
5.05%, 03/25/48 (a)	2,400,000	2,120,568
4.25%, 04/01/50 (a)	100,000	78,393
5.63%, 02/21/53 (a)	400,000	377,816
5.88%, 06/01/53 (a)	445,000	434,996
6.05%, 06/01/54 (a)	295,000	295,018
6.20%, 09/15/55 (a)	435,000	445,601
6.00%, 06/01/63 (a)	295,000	288,292
6.25%, 09/15/65 (a)	280,000	283,086
Danaher Corp.
4.38%, 09/15/45	125,000	107,381
2.60%, 10/01/50 (a)	415,000	251,378
2.80%, 12/10/51 (a)	295,000	184,614
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	145,000	114,702
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dentsply Sirona, Inc.
3.25%, 06/01/30 (a)	240,000	222,050
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	275,000	258,027
3.25%, 11/15/39 (a)	245,000	197,154
3.40%, 11/15/49 (a)	275,000	195,536
Diageo Capital PLC
5.30%, 10/24/27 (a)	300,000	303,507
3.88%, 05/18/28 (a)	245,000	242,589
2.38%, 10/24/29 (a)	325,000	302,968
2.00%, 04/29/30 (a)	240,000	217,903
2.13%, 04/29/32 (a)	300,000	260,127
5.50%, 01/24/33 (a)	225,000	232,400
5.63%, 10/05/33 (a)	355,000	370,130
5.88%, 09/30/36	200,000	211,696
3.88%, 04/29/43	55,000	44,402
Diageo Investment Corp.
5.63%, 04/15/35 (a)	225,000	232,855
7.45%, 04/15/35	190,000	222,175
4.25%, 05/11/42	100,000	85,844
Dignity Health
4.50%, 11/01/42	135,000	117,482
5.27%, 11/01/64	110,000	99,310
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	159,778
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	200,000	199,044
Eli Lilly & Co.
4.15%, 08/14/27 (a)	245,000	244,880
4.55%, 02/12/28 (a)	300,000	301,356
4.00%, 10/15/28 (a)	585,000	581,197
4.50%, 02/09/29 (a)	300,000	301,572
3.38%, 03/15/29 (a)	305,000	297,570
4.15%, 05/20/29 (a)	250,000	248,792
4.20%, 08/14/29 (a)	300,000	298,473
4.75%, 02/12/30 (a)	375,000	379,084
4.25%, 03/15/31 (a)	245,000	242,724
4.38%, 05/20/31 (a)	610,000	605,352
4.90%, 02/12/32 (a)	350,000	354,886
4.55%, 10/15/32 (a)	300,000	298,410
4.70%, 02/27/33 (a)	315,000	316,093
4.65%, 05/20/33	420,000	417,845
4.70%, 02/09/34 (a)	465,000	462,052
4.60%, 08/14/34 (a)	320,000	315,670
5.10%, 02/12/35 (a)	375,000	381,064
4.90%, 10/15/35 (a)	400,000	399,344
4.85%, 05/20/36 (a)	490,000	485,624
5.55%, 03/15/37	150,000	157,679
3.70%, 03/01/45	280,000	222,639
3.95%, 05/15/47 (a)	340,000	274,618
3.95%, 03/15/49 (a)	300,000	239,772
2.25%, 05/15/50 (a)	425,000	243,321
4.88%, 02/27/53 (a)	430,000	389,305
5.00%, 02/09/54 (a)	470,000	434,021
5.05%, 08/14/54 (a)	375,000	348,157
5.50%, 02/12/55 (a)	375,000	372,671
5.55%, 10/15/55 (a)	330,000	330,277
5.60%, 05/20/56 (a)	590,000	593,263
4.15%, 03/15/59 (a)	205,000	162,235
2.50%, 09/15/60 (a)	355,000	193,322
4.95%, 02/27/63 (a)	315,000	281,137
5.10%, 02/09/64 (a)	485,000	443,402
5.20%, 08/14/64 (a)	270,000	250,887
5.60%, 02/12/65 (a)	350,000	347,525
5.65%, 10/15/65 (a)	275,000	275,187
5.70%, 05/20/66 (a)	330,000	332,033
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Estee Lauder Cos., Inc.
4.38%, 05/15/28 (a)	250,000	249,542
2.38%, 12/01/29 (a)	305,000	283,269
2.60%, 04/15/30 (a)	250,000	232,987
1.95%, 03/15/31 (a)	165,000	146,022
4.65%, 05/15/33 (a)	250,000	245,715
5.00%, 02/14/34 (a)	135,000	134,933
6.00%, 05/15/37	100,000	105,922
4.38%, 06/15/45	135,000	113,048
4.15%, 03/15/47 (a)	150,000	119,811
3.13%, 12/01/49 (a)	190,000	125,729
5.15%, 05/15/53 (a)	225,000	203,837
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	360,000	312,354
5.75%, 03/15/35 (a)	195,000	189,493
6.20%, 03/15/55 (a)	140,000	120,221
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43	175,000	152,679
3.50%, 01/16/50 (a)	520,000	377,978
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	195,000	148,781
Fred Hutchinson Cancer Center
4.97%, 01/01/52 (a)	100,000	90,590
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (a)	535,000	543,089
4.15%, 12/15/28 (a)	190,000	188,457
4.80%, 08/14/29 (a)	350,000	351,799
5.86%, 03/15/30 (a)	425,000	440,585
4.80%, 01/15/31 (a)	200,000	200,256
5.91%, 11/22/32 (a)	595,000	626,065
5.50%, 06/15/35 (a)	250,000	254,245
4.95%, 12/15/35 (a)	200,000	195,432
6.38%, 11/22/52 (a)	265,000	282,628
General Mills, Inc.
4.20%, 04/17/28 (a)	475,000	472,117
5.50%, 10/17/28 (a)	25,000	25,509
4.88%, 01/30/30 (a)	240,000	241,349
2.88%, 04/15/30 (a)	350,000	327,817
2.25%, 10/14/31 (a)	200,000	176,288
4.95%, 03/29/33 (a)	315,000	312,694
5.25%, 01/30/35 (a)(c)	250,000	250,640
5.40%, 06/15/40	100,000	97,893
4.15%, 02/15/43	125,000	102,669
4.70%, 04/17/48 (a)(c)	150,000	127,488
3.00%, 02/01/51 (a)	306,000	193,964
Gilead Sciences, Inc.
1.20%, 10/01/27 (a)	300,000	288,891
4.25%, 05/20/28	300,000	299,235
4.40%, 05/20/29	330,000	329,323
4.80%, 11/15/29 (a)	205,000	207,023
1.65%, 10/01/30 (a)	290,000	257,259
4.60%, 05/20/31 (a)	330,000	328,997
5.25%, 10/15/33 (a)	300,000	308,553
4.90%, 05/20/34 (a)	160,000	159,736
5.10%, 06/15/35 (a)	300,000	302,538
4.60%, 09/01/35	330,000	320,948
4.00%, 09/01/36 (a)	440,000	403,370
2.60%, 10/01/40 (a)	350,000	254,499
5.65%, 12/01/41	325,000	331,367
4.80%, 04/01/44	515,000	469,500
4.50%, 02/01/45	525,000	457,574
4.75%, 03/01/46	770,000	690,236
4.15%, 03/01/47 (a)	590,000	483,405
2.80%, 10/01/50 (a)	350,000	220,930
5.55%, 10/15/53 (a)	330,000	325,981
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 11/15/54 (a)(c)	355,000	346,835
5.60%, 11/15/64 (a)	220,000	216,546
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	285,000	277,613
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	505,000	501,465
4.50%, 04/15/30 (a)	250,000	250,372
5.38%, 04/15/34	205,000	211,330
4.88%, 04/15/35 (a)	225,000	223,227
6.38%, 05/15/38	895,000	986,075
4.20%, 03/18/43	175,000	151,520
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	150,000	107,070
4.21%, 07/01/48 (a)	135,000	110,691
2.88%, 09/01/50 (a)	155,000	98,304
4.50%, 07/01/57 (a)	125,000	104,151
Haleon U.S. Capital LLC
3.38%, 03/24/29 (a)	350,000	339,083
3.63%, 03/24/32 (a)	615,000	576,169
4.00%, 03/24/52 (a)	370,000	290,661
Hasbro, Inc.
3.50%, 09/15/27 (a)	250,000	247,140
3.90%, 11/19/29 (a)	250,000	243,205
6.05%, 05/14/34 (a)	90,000	94,032
6.35%, 03/15/40	350,000	366,474
HCA, Inc.
5.00%, 03/01/28 (a)	175,000	176,005
5.20%, 06/01/28 (a)	350,000	353,608
5.63%, 09/01/28 (a)	470,000	477,398
5.88%, 02/01/29 (a)	325,000	332,459
3.38%, 03/15/29 (a)	265,000	256,099
4.13%, 06/15/29 (a)	700,000	689,591
5.25%, 03/01/30 (a)	400,000	405,716
3.50%, 09/01/30 (a)	835,000	791,814
4.30%, 11/15/30 (a)	150,000	146,799
5.45%, 04/01/31 (a)	690,000	705,159
4.70%, 05/15/31 (a)	300,000	297,243
2.38%, 07/15/31 (a)	355,000	315,208
5.50%, 03/01/32 (a)	290,000	296,418
3.63%, 03/15/32 (a)	595,000	554,040
4.60%, 11/15/32 (a)	310,000	301,980
5.00%, 05/15/33 (a)	300,000	297,123
5.50%, 06/01/33 (a)	430,000	439,318
5.60%, 04/01/34 (a)	475,000	484,913
5.45%, 09/15/34 (a)	425,000	429,594
5.75%, 03/01/35 (a)	450,000	464,013
4.90%, 11/15/35 (a)	395,000	382,751
5.30%, 05/15/36 (a)	300,000	298,086
5.13%, 06/15/39 (a)	350,000	333,854
4.38%, 03/15/42 (a)	160,000	135,589
5.50%, 06/15/47 (a)	540,000	503,464
5.25%, 06/15/49 (a)	635,000	571,011
3.50%, 07/15/51 (a)	230,000	155,648
4.63%, 03/15/52 (a)	655,000	533,347
5.90%, 06/01/53 (a)	355,000	346,601
6.00%, 04/01/54 (a)	525,000	519,204
5.95%, 09/15/54 (a)	305,000	299,278
6.20%, 03/01/55 (a)	430,000	437,628
5.70%, 11/15/55 (a)	265,000	252,903
6.10%, 04/01/64 (a)	225,000	223,627
Hershey Co.
4.55%, 02/24/28 (a)	195,000	195,686
2.45%, 11/15/29 (a)	150,000	140,589
4.75%, 02/24/30 (a)	190,000	191,780
1.70%, 06/01/30 (a)	150,000	134,756
4.95%, 02/24/32 (a)	190,000	192,647
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 05/04/33 (a)	175,000	173,334
5.10%, 02/24/35 (a)	150,000	152,549
3.13%, 11/15/49 (a)	185,000	125,900
2.65%, 06/01/50 (a)	140,000	86,050
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52 (a)	180,000	137,587
Hormel Foods Corp.
1.70%, 06/03/28 (a)	220,000	209,114
1.80%, 06/11/30 (a)	310,000	278,904
3.05%, 06/03/51 (a)	225,000	147,611
Icon Investments Six DAC
5.85%, 05/08/29 (a)	260,000	265,684
Illumina, Inc.
5.75%, 12/13/27 (a)	235,000	238,720
4.75%, 12/12/30 (a)	175,000	174,050
2.55%, 03/23/31 (a)	165,000	148,972
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	165,000	131,418
2.85%, 11/01/51 (a)	125,000	79,158
Ingredion, Inc.
2.90%, 06/01/30 (a)	200,000	187,014
3.90%, 06/01/50 (a)(c)	120,000	90,197
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	140,000	105,305
Iowa Health System
Series 2020 3.67%, 02/15/50 (a)	175,000	132,102
IQVIA, Inc.
5.70%, 05/15/28 (a)	335,000	340,531
6.25%, 02/01/29 (a)	405,000	418,823
J.M. Smucker Co.
3.38%, 12/15/27 (a)	50,000	49,290
5.90%, 11/15/28 (a)	300,000	308,796
2.38%, 03/15/30 (a)	200,000	184,610
2.13%, 03/15/32 (a)	215,000	185,293
6.20%, 11/15/33 (a)	315,000	335,998
4.25%, 03/15/35	200,000	186,238
6.50%, 11/15/43 (a)	220,000	237,118
4.38%, 03/15/45	210,000	177,402
6.50%, 11/15/53 (a)	290,000	316,413
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 02/02/29 (a)	220,000	211,215
3.75%, 12/01/31 (a)	190,000	177,650
3.63%, 01/15/32 (a)	430,000	398,326
3.00%, 05/15/32 (a)	320,000	284,307
5.75%, 04/01/33 (a)	500,000	512,795
6.75%, 03/15/34 (a)	47,000	51,209
5.95%, 04/20/35 (a)	300,000	309,396
5.50%, 01/15/36 (a)	400,000	398,916
5.63%, 03/10/37 (a)(e)	500,000	497,250
4.38%, 02/02/52 (a)	285,000	215,363
6.50%, 12/01/52 (a)	420,000	424,427
7.25%, 11/15/53 (a)	275,000	300,858
6.38%, 02/25/55 (a)	255,000	254,809
6.25%, 03/01/56 (a)	400,000	391,668
6.40%, 05/10/57 (a)(e)	450,000	448,096
6.38%, 04/15/66 (a)	375,000	367,069
Johns Hopkins Health System Corp.
3.84%, 05/15/46	210,000	168,139
Johnson & Johnson
0.95%, 09/01/27 (a)	500,000	482,725
2.90%, 01/15/28 (a)	380,000	373,369
4.55%, 03/01/28 (a)	250,000	251,435
4.80%, 06/01/29 (a)	535,000	544,395
6.95%, 09/01/29	80,000	86,346
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 03/01/30 (a)	495,000	501,242
1.30%, 09/01/30 (a)	490,000	434,297
4.90%, 06/01/31 (a)	325,000	332,309
4.85%, 03/01/32 (a)	435,000	444,470
4.95%, 05/15/33	250,000	257,632
4.38%, 12/05/33	285,000	283,099
4.95%, 06/01/34 (a)	270,000	277,360
5.00%, 03/01/35 (a)	375,000	384,435
3.55%, 03/01/36	317,000	287,782
3.63%, 03/03/37 (a)	500,000	447,645
5.95%, 08/15/37	300,000	329,037
3.40%, 01/15/38 (a)	415,000	359,510
5.85%, 07/15/38	232,000	251,291
2.10%, 09/01/40 (a)	350,000	245,248
4.50%, 09/01/40	270,000	255,606
4.85%, 05/15/41	100,000	97,316
4.50%, 12/05/43	100,000	92,801
3.70%, 03/01/46	770,000	615,338
3.75%, 03/03/47 (a)	300,000	239,019
3.50%, 01/15/48 (a)	260,000	197,119
2.25%, 09/01/50 (a)	320,000	185,744
5.25%, 06/01/54 (a)(c)	250,000	249,540
2.45%, 09/01/60 (a)	420,000	228,144
Kaiser Foundation Hospitals
2.81%, 06/01/41 (a)	425,000	313,403
4.88%, 04/01/42	180,000	170,240
4.15%, 05/01/47 (a)	460,000	378,060
3.27%, 11/01/49 (a)	250,000	173,688
3.00%, 06/01/51 (a)	455,000	295,381
Kellanova
4.30%, 05/15/28 (a)	260,000	259,501
2.10%, 06/01/30 (a)	250,000	227,842
7.45%, 04/01/31	200,000	223,466
4.50%, 04/01/46	161,000	138,589
5.75%, 05/16/54 (a)	145,000	143,628
Kenvue, Inc.
5.05%, 03/22/28 (a)	450,000	454,464
5.00%, 03/22/30 (a)	255,000	258,218
4.85%, 05/22/32 (a)	275,000	276,606
4.90%, 03/22/33 (a)	400,000	401,744
5.10%, 03/22/43 (a)	275,000	262,672
5.05%, 03/22/53 (a)	505,000	461,479
5.20%, 03/22/63 (a)	230,000	209,015
Keurig Dr. Pepper, Inc.
4.35%, 05/15/28 (a)	375,000	373,324
4.60%, 05/25/28 (a)	410,000	409,701
5.05%, 03/15/29 (a)	250,000	251,970
3.95%, 04/15/29 (a)	150,000	146,934
3.20%, 05/01/30 (a)	315,000	296,469
4.60%, 05/15/30 (a)	400,000	395,948
4.05%, 04/15/32 (a)	275,000	261,077
5.30%, 03/15/34 (a)(c)	230,000	230,704
4.50%, 11/15/45	210,000	173,636
4.42%, 12/15/46 (a)	150,000	120,827
5.09%, 05/25/48 (a)	215,000	189,946
3.80%, 05/01/50 (a)	350,000	250,712
3.35%, 03/15/51 (a)	100,000	65,667
4.50%, 04/15/52 (a)	375,000	301,320
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	225,000	217,024
3.95%, 11/01/28 (a)	200,000	198,222
3.20%, 04/25/29 (a)	265,000	256,332
3.10%, 03/26/30 (a)	200,000	190,216
2.00%, 11/02/31	190,000	167,377
4.50%, 02/16/33 (a)	160,000	158,894
6.63%, 08/01/37	275,000	312,089
5.30%, 03/01/41	200,000	200,924
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 07/30/46 (a)	210,000	148,667
3.90%, 05/04/47 (a)	105,000	82,492
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	193,000	195,306
Koninklijke Philips NV
6.88%, 03/11/38	257,000	286,437
5.00%, 03/15/42	185,000	169,582
Kraft Heinz Foods Co.
4.63%, 01/30/29 (a)	145,000	145,035
3.75%, 04/01/30 (a)	250,000	241,897
4.25%, 03/01/31 (a)	205,000	200,211
5.20%, 03/15/32 (a)	150,000	152,007
6.75%, 03/15/32	100,000	108,733
5.40%, 03/15/35 (a)	150,000	151,052
5.00%, 07/15/35 (a)	185,000	180,451
6.88%, 01/26/39	250,000	274,255
4.63%, 10/01/39 (a)	125,000	111,611
6.50%, 02/09/40	200,000	211,578
5.00%, 06/04/42	390,000	350,052
5.20%, 07/15/45 (a)	495,000	441,872
4.38%, 06/01/46 (a)	389,000	311,083
4.88%, 10/01/49 (a)	630,000	528,916
5.50%, 06/01/50 (a)	250,000	228,072
Kroger Co.
3.70%, 08/01/27 (a)	150,000	148,886
4.50%, 01/15/29 (a)	200,000	199,766
2.20%, 05/01/30 (a)	150,000	136,719
1.70%, 01/15/31 (a)	200,000	175,430
7.50%, 04/01/31	185,000	206,577
5.00%, 09/15/34 (a)	750,000	739,545
6.90%, 04/15/38	90,000	100,940
5.40%, 07/15/40	140,000	136,959
5.00%, 04/15/42	125,000	115,678
5.15%, 08/01/43	127,000	118,144
3.88%, 10/15/46 (a)	145,000	110,464
4.45%, 02/01/47 (a)	325,000	269,168
4.65%, 01/15/48 (a)	150,000	127,118
5.40%, 01/15/49 (a)	175,000	163,991
3.95%, 01/15/50 (a)	220,000	165,691
5.50%, 09/15/54 (a)	850,000	798,294
5.65%, 09/15/64 (a)	505,000	473,912
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	200,000	198,038
2.95%, 12/01/29 (a)	200,000	189,240
4.35%, 04/01/30 (a)	125,000	123,363
2.70%, 06/01/31 (a)	325,000	295,282
4.80%, 10/01/34 (a)	380,000	370,367
4.70%, 02/01/45	250,000	223,565
Maple Parent Holdings Corp.
5.05%, 03/26/31 (a)(e)	475,000	474,777
5.70%, 03/26/36 (a)(e)	200,000	202,572
6.63%, 03/26/56 (a)(e)	200,000	210,572
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	135,000	103,637
3.19%, 07/01/49 (a)	155,000	106,284
4.12%, 07/01/55 (c)	100,000	79,458
3.34%, 07/01/60 (a)	205,000	133,478
Mattel, Inc.
5.00%, 11/17/30 (a)	200,000	199,356
5.45%, 11/01/41	170,000	155,912
Mayo Clinic
3.77%, 11/15/43	100,000	83,234
4.00%, 11/15/47	140,000	112,064
4.13%, 11/15/52	145,000	116,883
3.20%, 11/15/61 (a)	90,000	56,891
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	250,000	247,192
4.15%, 02/15/29 (a)	150,000	148,389
2.50%, 04/15/30 (a)	200,000	185,152
1.85%, 02/15/31 (a)	75,000	66,186
4.95%, 04/15/33 (a)	160,000	159,400
4.70%, 10/15/34 (a)	100,000	96,870
4.20%, 08/15/47 (a)	220,000	175,287
McKesson Corp.
4.90%, 07/15/28 (a)	300,000	302,811
4.25%, 09/15/29 (a)	265,000	262,475
4.65%, 05/30/30 (a)	175,000	175,158
4.95%, 05/30/32 (a)	235,000	237,040
5.10%, 07/15/33 (a)	275,000	278,693
5.25%, 05/30/35 (a)	200,000	203,428
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	195,000	162,265
Mead Johnson Nutrition Co.
4.60%, 06/01/44	155,000	137,037
MedStar Health, Inc.
3.63%, 08/15/49	90,000	65,963
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	300,000	299,355
4.50%, 03/30/33 (a)	495,000	485,664
Medtronic, Inc.
4.38%, 03/15/35	560,000	538,210
4.00%, 04/01/43	100,000	83,646
4.63%, 03/15/45	570,000	510,994
Memorial Health Services
3.45%, 11/01/49 (a)	195,000	138,142
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130,000	125,319
2.96%, 01/01/50 (a)	200,000	131,882
4.13%, 07/01/52	115,000	91,900
4.20%, 07/01/55	165,000	133,406
Merck & Co., Inc.
3.85%, 09/15/27	220,000	219,186
4.05%, 05/17/28 (a)	170,000	169,546
4.30%, 05/22/28	330,000	329,944
1.90%, 12/10/28 (a)	305,000	287,877
3.40%, 03/07/29 (a)	550,000	536,574
3.85%, 03/15/29 (a)	400,000	395,088
4.30%, 05/17/30 (a)	205,000	203,752
1.45%, 06/24/30 (a)	360,000	320,191
4.15%, 09/15/30 (a)	220,000	217,540
4.15%, 03/15/31 (a)	330,000	323,832
4.65%, 05/22/31 (a)	160,000	160,286
2.15%, 12/10/31 (a)	805,000	710,743
4.55%, 09/15/32 (a)	430,000	426,676
4.45%, 12/04/32 (a)	310,000	305,204
4.50%, 05/17/33 (a)	440,000	435,160
4.95%, 05/22/33 (a)	330,000	332,280
6.50%, 12/01/33 (f)	315,000	348,390
4.95%, 09/15/35 (a)	520,000	519,007
4.75%, 12/04/35 (a)	460,000	451,012
5.20%, 05/22/36 (a)	500,000	506,430
6.55%, 09/15/37	140,000	157,892
3.90%, 03/07/39 (a)	335,000	295,363
2.35%, 06/24/40 (a)	350,000	249,553
3.60%, 09/15/42	150,000	120,143
4.15%, 05/18/43	380,000	324,053
4.90%, 05/17/44 (a)	275,000	254,669
3.70%, 02/10/45	670,000	526,593
5.50%, 03/15/46 (a)	255,000	252,208
5.75%, 05/22/46 (a)	190,000	193,449
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 03/07/49 (a)	450,000	358,204
2.45%, 06/24/50 (a)	390,000	228,848
2.75%, 12/10/51 (a)	625,000	383,900
5.00%, 05/17/53 (a)	435,000	396,394
5.70%, 09/15/55 (a)	400,000	402,304
5.55%, 12/04/55 (a)	560,000	551,387
5.85%, 05/22/56 (a)	330,000	338,181
2.90%, 12/10/61 (a)	650,000	376,272
5.15%, 05/17/63 (a)	295,000	268,494
5.70%, 12/04/65 (a)	310,000	307,715
Merck Sharp & Dohme LLC
5.95%, 12/01/28	110,000	113,934
5.75%, 11/15/36	205,000	218,706
Methodist Hospital
2.71%, 12/01/50 (a)	235,000	146,125
Molson Coors Beverage Co.
4.90%, 07/08/31 (a)	160,000	159,843
5.50%, 07/08/36 (a)	330,000	331,798
5.00%, 05/01/42	470,000	428,029
4.20%, 07/15/46 (a)	550,000	439,153
Mondelez International, Inc.
4.25%, 05/06/28 (a)	270,000	268,939
4.75%, 02/20/29 (a)	285,000	286,570
2.75%, 04/13/30 (a)	290,000	271,080
4.50%, 05/06/30 (a)	150,000	149,189
1.50%, 02/04/31 (a)	280,000	243,676
3.00%, 03/17/32 (a)	175,000	158,879
1.88%, 10/15/32 (a)	235,000	200,996
4.75%, 08/28/34 (a)	155,000	152,168
5.13%, 05/06/35 (a)	100,000	100,324
2.63%, 09/04/50 (a)	300,000	181,608
Montefiore Obligated Group
5.25%, 11/01/48	150,000	125,321
4.29%, 09/01/50	100,000	70,796
Mount Nittany Medical Center Obligated Group
3.80%, 11/15/52	100,000	74,471
Mount Sinai Hospital
3.74%, 07/01/49 (a)	125,000	88,934
3.39%, 07/01/50 (a)	100,000	64,384
Mylan, Inc.
4.55%, 04/15/28 (a)	290,000	288,341
5.40%, 11/29/43	180,000	158,913
5.20%, 04/15/48 (a)	250,000	208,110
MyMichigan Health
3.41%, 06/01/50 (a)	225,000	158,342
Nationwide Children's Hospital, Inc.
4.56%, 11/01/52 (a)	75,000	64,523
New York & Presbyterian Hospital
2.26%, 08/01/40	100,000	70,268
4.02%, 08/01/45	230,000	190,228
4.06%, 08/01/56	105,000	82,254
2.61%, 08/01/60	120,000	65,992
3.95%, 08/01/19 (a)	170,000	117,574
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	330,000	261,126
4.26%, 11/01/47 (a)	250,000	205,125
3.81%, 11/01/49 (a)	155,000	114,526
Northwestern Memorial Healthcare Obligated Group
2.63%, 07/15/51 (a)(c)	125,000	77,523
Novant Health, Inc.
2.64%, 11/01/36 (a)	235,000	187,288
3.17%, 11/01/51 (a)	280,000	185,870
3.32%, 11/01/61 (a)	120,000	76,572
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Novartis Capital Corp.
3.90%, 11/05/28 (a)	320,000	316,781
4.10%, 03/16/29 (a)	400,000	397,124
3.80%, 09/18/29 (a)	325,000	318,952
2.20%, 08/14/30 (a)	785,000	718,110
4.10%, 11/05/30 (a)	540,000	530,555
4.40%, 03/18/31 (a)	500,000	496,435
4.00%, 09/18/31 (a)	340,000	332,374
4.30%, 11/05/32 (a)	345,000	337,741
4.60%, 03/18/33 (a)	500,000	495,445
4.20%, 09/18/34 (a)	375,000	361,050
4.60%, 11/05/35 (a)	280,000	273,652
4.90%, 03/18/36 (a)	750,000	745,740
3.70%, 09/21/42	160,000	131,254
4.40%, 05/06/44	595,000	524,552
5.20%, 11/05/45 (a)	110,000	106,203
4.00%, 11/20/45	375,000	310,571
5.60%, 03/18/46 (a)	300,000	303,009
2.75%, 08/14/50 (a)	370,000	235,042
4.70%, 09/18/54 (a)	270,000	237,905
5.30%, 11/05/55 (a)	185,000	178,434
5.70%, 03/18/56 (a)	785,000	800,661
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	250,000	153,253
NYU Langone Hospitals
5.75%, 07/01/43	125,000	126,983
4.78%, 07/01/44	240,000	220,310
4.37%, 07/01/47 (a)	150,000	129,408
3.38%, 07/01/55 (a)(c)	170,000	116,168
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	200,000	172,364
OhioHealth Corp.
2.30%, 11/15/31 (a)	115,000	102,156
2.83%, 11/15/41 (a)	190,000	140,735
3.04%, 11/15/50 (a)	115,000	78,151
Orlando Health Obligated Group
5.48%, 10/01/35 (a)	185,000	190,224
4.09%, 10/01/48 (a)	160,000	129,602
3.33%, 10/01/50 (a)	105,000	74,618
PeaceHealth Obligated Group
4.34%, 11/15/28 (a)	100,000	99,444
4.86%, 11/15/32 (a)	100,000	99,319
4.79%, 11/15/48 (a)	110,000	95,600
3.22%, 11/15/50 (a)	195,000	132,029
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 02/16/29 (a)	150,000	150,600
4.70%, 02/16/34 (a)	190,000	188,849
PepsiCo, Inc.
3.00%, 10/15/27 (a)	500,000	492,755
4.45%, 02/07/28 (a)	210,000	210,563
3.60%, 02/18/28 (a)	240,000	237,518
4.45%, 05/15/28 (a)	75,000	75,253
4.10%, 01/15/29 (a)	240,000	238,730
7.00%, 03/01/29	200,000	213,530
4.50%, 07/17/29 (a)	250,000	250,862
2.63%, 07/29/29 (a)	300,000	285,021
4.60%, 02/07/30 (a)	410,000	413,366
2.75%, 03/19/30 (a)	500,000	471,165
1.63%, 05/01/30 (a)	295,000	265,881
4.30%, 07/23/30	190,000	189,820
1.40%, 02/25/31 (a)	325,000	283,715
1.95%, 10/21/31 (a)	585,000	514,701
3.90%, 07/18/32 (a)	400,000	386,888
4.65%, 07/23/32 (a)	250,000	251,207
4.45%, 02/15/33 (a)	410,000	407,368
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 07/17/34 (a)	150,000	150,686
5.00%, 02/07/35 (a)	375,000	377,182
5.00%, 07/23/35 (a)	490,000	493,508
5.50%, 01/15/40	150,000	153,956
3.50%, 03/19/40 (a)	195,000	162,367
4.88%, 11/01/40	130,000	124,983
2.63%, 10/21/41 (a)	175,000	125,781
4.00%, 03/05/42	150,000	127,698
3.60%, 08/13/42	145,000	116,544
4.25%, 10/22/44	30,000	25,722
4.45%, 04/14/46	375,000	327,405
3.45%, 10/06/46 (a)	320,000	238,992
4.00%, 05/02/47 (a)	255,000	206,241
3.38%, 07/29/49	205,000	146,423
2.88%, 10/15/49 (a)	300,000	196,098
3.63%, 03/19/50 (a)	325,000	242,785
2.75%, 10/21/51 (a)	285,000	177,470
4.20%, 07/18/52 (a)	210,000	171,276
4.65%, 02/15/53 (a)	160,000	141,173
5.25%, 07/17/54 (a)	170,000	164,132
3.88%, 03/19/60 (a)	240,000	180,490
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	1,285,000	1,286,311
4.65%, 05/19/30 (a)	1,150,000	1,153,588
4.75%, 05/19/33 (a)	1,555,000	1,540,616
5.11%, 05/19/43 (a)	920,000	872,169
5.30%, 05/19/53 (a)	1,895,000	1,784,218
5.34%, 05/19/63 (a)	1,220,000	1,123,132
Pfizer, Inc.
3.88%, 11/15/27	300,000	298,638
3.60%, 09/15/28 (a)	310,000	305,592
3.45%, 03/15/29 (a)	655,000	639,869
2.63%, 04/01/30 (a)	400,000	373,744
1.70%, 05/28/30 (a)	250,000	224,837
4.20%, 11/15/30 (a)	310,000	305,985
1.75%, 08/18/31 (a)	325,000	283,871
4.50%, 11/15/32 (a)	380,000	374,900
4.88%, 11/15/35 (a)	680,000	672,506
4.00%, 12/15/36	250,000	229,495
4.10%, 09/15/38 (a)	300,000	271,527
3.90%, 03/15/39 (a)	300,000	261,165
7.20%, 03/15/39	805,000	943,710
2.55%, 05/28/40 (a)	450,000	326,974
5.60%, 09/15/40	365,000	374,099
4.30%, 06/15/43	200,000	172,000
4.40%, 05/15/44	350,000	305,557
4.13%, 12/15/46	455,000	374,010
4.20%, 09/15/48 (a)	375,000	306,521
4.00%, 03/15/49 (a)	395,000	311,442
2.70%, 05/28/50 (a)	325,000	201,578
5.60%, 11/15/55 (a)	150,000	149,054
5.70%, 11/15/65 (a)	150,000	147,338
Pharmacia LLC
6.60%, 12/01/28	245,000	256,633
Philip Morris International, Inc.
3.13%, 08/17/27 (a)	50,000	49,408
4.38%, 11/01/27	255,000	254,895
5.13%, 11/17/27 (a)	610,000	615,777
4.88%, 02/15/28 (a)	530,000	533,376
3.13%, 03/02/28 (a)	315,000	308,366
4.13%, 04/28/28	200,000	198,990
5.25%, 09/07/28 (a)	235,000	238,638
3.88%, 10/27/28 (a)	275,000	271,433
4.88%, 02/13/29 (a)	310,000	312,449
4.13%, 04/27/29 (a)	250,000	247,357
3.38%, 08/15/29 (a)	310,000	299,317
4.63%, 11/01/29 (a)	290,000	290,554
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.63%, 11/17/29 (a)	400,000	412,228
5.13%, 02/15/30 (a)	600,000	609,240
4.38%, 04/30/30 (a)	310,000	306,987
2.10%, 05/01/30 (a)	320,000	291,811
5.50%, 09/07/30 (a)	285,000	293,989
4.00%, 10/29/30 (a)	265,000	258,282
1.75%, 11/01/30 (a)	270,000	239,412
5.13%, 02/13/31 (a)	305,000	310,588
4.75%, 11/01/31 (a)	230,000	230,678
4.25%, 10/29/32 (a)	300,000	290,997
5.75%, 11/17/32 (a)	535,000	560,434
5.38%, 02/15/33 (a)	780,000	800,974
5.63%, 09/07/33 (a)	360,000	374,432
5.25%, 02/13/34 (a)	550,000	559,185
4.90%, 11/01/34 (a)	210,000	208,834
4.88%, 04/30/35 (a)	140,000	138,064
4.63%, 10/29/35 (a)	250,000	240,737
4.88%, 04/29/36 (a)	275,000	269,401
6.38%, 05/16/38	530,000	579,862
4.38%, 11/15/41	300,000	262,545
4.50%, 03/20/42	250,000	220,440
3.88%, 08/21/42	250,000	204,068
4.13%, 03/04/43	250,000	209,960
4.88%, 11/15/43	280,000	255,021
4.25%, 11/10/44	375,000	315,536
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	85,000	73,690
2.72%, 01/01/42 (a)	130,000	92,702
2.86%, 01/01/52 (a)	105,000	65,668
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	300,000	287,907
3.50%, 03/01/32 (a)	275,000	250,431
6.25%, 07/01/33 (a)	350,000	365,393
6.88%, 05/15/34 (a)	235,000	253,983
Polaris, Inc.
6.95%, 03/15/29 (a)	225,000	235,944
5.60%, 03/01/31 (a)	150,000	150,188
Presbyterian Healthcare Services
4.88%, 08/01/52 (a)	130,000	114,361
Procter & Gamble Co.
2.85%, 08/11/27	275,000	271,004
3.95%, 01/26/28	275,000	274,076
4.35%, 01/29/29	150,000	150,623
4.15%, 10/24/29	195,000	194,776
3.00%, 03/25/30	500,000	476,365
4.05%, 05/01/30	200,000	198,420
1.20%, 10/29/30	405,000	354,703
1.95%, 04/23/31	325,000	290,829
2.30%, 02/01/32	275,000	247,415
4.10%, 11/03/32	280,000	273,916
4.05%, 01/26/33	320,000	314,106
4.55%, 01/29/34	295,000	294,339
5.80%, 08/15/34	265,000	284,093
4.35%, 11/03/35	225,000	218,005
5.55%, 03/05/37	300,000	318,675
3.55%, 03/25/40	150,000	128,334
3.50%, 10/25/47	150,000	115,520
3.60%, 03/25/50	200,000	154,750
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	260,000	243,066
5.37%, 10/01/32 (a)	150,000	153,020
5.40%, 10/01/33 (a)	160,000	163,842
3.74%, 10/01/47	192,000	145,632
3.93%, 10/01/48 (a)	155,000	119,471
2.70%, 10/01/51 (a)	225,000	132,509
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Queen's Health Systems
4.81%, 07/01/52 (a)	100,000	88,619
Quest Diagnostics, Inc.
4.20%, 06/30/29 (a)	425,000	420,329
4.63%, 12/15/29 (a)	100,000	99,979
2.95%, 06/30/30 (a)	235,000	220,209
2.80%, 06/30/31 (a)	340,000	310,692
6.40%, 11/30/33 (a)	275,000	297,434
5.00%, 12/15/34 (a)	250,000	248,370
4.70%, 03/30/45	50,000	44,816
Rady Children's Hospital-San Diego
3.15%, 08/15/51 (a)	140,000	94,926
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	375,000	331,807
2.80%, 09/15/50 (a)	265,000	161,586
Revvity, Inc.
1.90%, 09/15/28 (a)	230,000	216,483
3.30%, 09/15/29 (a)	250,000	238,855
2.55%, 03/15/31 (a)	85,000	76,513
2.25%, 09/15/31 (a)	230,000	202,658
3.63%, 03/15/51 (a)	125,000	88,468
Reynolds American, Inc.
5.70%, 08/15/35	250,000	257,700
7.25%, 06/15/37	125,000	142,260
6.15%, 09/15/43	175,000	177,732
5.85%, 08/15/45	735,000	724,614
Royalty Pharma PLC
1.75%, 09/02/27 (a)	345,000	334,167
5.15%, 09/02/29 (a)	245,000	248,263
2.20%, 09/02/30 (a)	245,000	221,397
4.45%, 03/25/31 (a)	230,000	226,233
2.15%, 09/02/31 (a)	175,000	153,643
5.40%, 09/02/34 (a)	150,000	151,412
5.20%, 09/25/35 (a)	295,000	292,439
3.30%, 09/02/40 (a)	360,000	279,025
3.55%, 09/02/50 (a)	335,000	234,215
3.35%, 09/02/51 (a)	335,000	224,122
5.90%, 09/02/54 (a)	150,000	148,553
5.95%, 09/25/55 (a)	150,000	149,745
Rush System for Health Obligated Group
3.92%, 11/15/29 (a)	150,000	146,838
Sanofi SA
3.75%, 11/03/27	275,000	273,457
3.63%, 06/19/28 (a)	275,000	271,582
3.80%, 11/03/28 (a)	125,000	123,441
4.20%, 11/03/32 (a)	350,000	342,499
Seattle Children's Hospital
2.72%, 10/01/50 (a)(c)	155,000	96,607
Sentara Health
2.93%, 11/01/51 (a)	130,000	83,402
Sharp HealthCare
2.68%, 08/01/50 (a)	110,000	67,887
Smith & Nephew PLC
2.03%, 10/14/30 (a)	320,000	284,422
5.40%, 03/20/34 (a)	200,000	201,842
Solventum Corp.
5.40%, 03/01/29 (a)	230,000	234,069
5.45%, 03/13/31 (a)	355,000	363,506
5.60%, 03/23/34 (a)	470,000	481,064
5.90%, 04/30/54 (a)	410,000	406,187
SSM Health Care Corp.
4.89%, 06/01/28 (a)	175,000	175,744
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	95,337
3.80%, 11/15/48 (a)	155,000	119,841
3.03%, 08/15/51 (a)	165,000	107,638
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	250,000	227,402
3.75%, 03/15/51 (a)	200,000	143,446
Stryker Corp.
4.70%, 02/10/28 (a)	220,000	220,653
3.65%, 03/07/28 (a)	190,000	187,380
4.85%, 12/08/28 (a)	200,000	201,328
4.25%, 09/11/29 (a)	225,000	223,081
4.85%, 02/10/30 (a)	365,000	367,789
1.95%, 06/15/30 (a)	300,000	271,671
4.63%, 09/11/34 (a)	265,000	258,807
5.20%, 02/10/35 (a)	305,000	308,352
4.10%, 04/01/43	105,000	87,776
4.38%, 05/15/44	120,000	103,060
4.63%, 03/15/46 (a)	305,000	268,854
2.90%, 06/15/50 (a)(c)	220,000	143,262
Summa Health
3.51%, 11/15/51 (a)	90,000	66,094
Sutter Health
3.70%, 08/15/28 (a)	100,000	98,345
2.29%, 08/15/30 (a)	250,000	227,900
5.16%, 08/15/33 (a)	185,000	187,102
5.54%, 08/15/35 (a)	280,000	288,851
3.16%, 08/15/40 (a)	180,000	139,797
4.09%, 08/15/48 (a)	180,000	144,965
3.36%, 08/15/50 (a)	275,000	193,168
5.55%, 08/15/53 (a)	55,000	54,207
Sysco Corp.
3.25%, 07/15/27 (a)	280,000	276,982
5.75%, 01/17/29 (a)	250,000	256,395
2.40%, 02/15/30 (a)	210,000	193,391
5.95%, 04/01/30 (a)	405,000	419,997
5.10%, 09/23/30 (a)	260,000	262,556
4.40%, 07/25/31 (a)	200,000	195,020
2.45%, 12/14/31 (a)	150,000	133,295
5.40%, 03/23/35 (a)	175,000	175,896
5.38%, 09/21/35	190,000	189,858
6.60%, 04/01/40 (a)	175,000	189,662
4.85%, 10/01/45	175,000	153,297
4.50%, 04/01/46 (a)	235,000	196,119
4.45%, 03/15/48 (a)	180,000	146,617
3.30%, 02/15/50 (a)	215,000	144,431
6.60%, 04/01/50 (a)	450,000	479,038
3.15%, 12/14/51 (a)	230,000	146,701
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	525,000	528,848
2.05%, 03/31/30 (a)	850,000	772,599
5.30%, 07/05/34 (a)	455,000	460,569
3.03%, 07/09/40 (a)	355,000	269,122
5.65%, 07/05/44 (a)	320,000	318,474
3.18%, 07/09/50 (a)	595,000	395,818
5.65%, 07/05/54 (a)	200,000	195,526
3.38%, 07/09/60 (a)	310,000	199,116
5.80%, 07/05/64 (a)	80,000	78,894
Takeda U.S. Financing, Inc.
5.20%, 07/07/35 (a)	710,000	709,148
5.90%, 07/07/55 (a)	250,000	252,465
Texas Health Resources
2.33%, 11/15/50 (a)	80,000	45,889
4.33%, 11/15/55	105,000	86,298
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Thermo Fisher Scientific, Inc.
4.80%, 11/21/27 (a)	170,000	171,078
1.75%, 10/15/28 (a)	200,000	188,290
5.00%, 01/31/29 (a)	325,000	329,394
2.60%, 10/01/29 (a)	270,000	254,405
4.98%, 08/10/30 (a)	280,000	284,242
4.22%, 02/12/31 (a)	405,000	397,779
4.20%, 03/01/31 (a)	255,000	250,484
2.00%, 10/15/31 (a)	390,000	342,861
4.47%, 10/07/32 (a)	225,000	221,515
4.95%, 11/21/32 (a)	200,000	202,140
4.55%, 06/15/33 (a)	250,000	245,767
5.09%, 08/10/33 (a)	300,000	303,936
5.20%, 01/31/34 (a)	200,000	203,772
4.79%, 10/07/35 (a)	225,000	221,112
4.90%, 02/12/36 (a)	435,000	429,845
4.89%, 10/07/37 (a)	150,000	147,533
2.80%, 10/15/41 (a)	365,000	266,943
5.40%, 08/10/43 (a)	220,000	217,734
5.30%, 02/01/44	123,000	119,765
5.55%, 02/12/46 (a)	275,000	272,690
4.10%, 08/15/47 (a)	250,000	206,542
Toledo Hospital
5.33%, 11/15/28 (c)	150,000	150,570
5.75%, 11/15/38 (a)	200,000	199,808
6.02%, 11/15/48 (c)	100,000	95,838
Trinity Health Corp.
2.63%, 12/01/40 (a)	100,000	72,632
4.13%, 12/01/45	190,000	156,349
3.43%, 12/01/48	100,000	74,835
Tyson Foods, Inc.
4.35%, 03/01/29 (a)	365,000	362,120
5.40%, 03/15/29 (a)	200,000	203,852
5.70%, 03/15/34 (a)	325,000	334,477
4.88%, 08/15/34	125,000	121,884
4.95%, 02/20/36 (a)	175,000	170,067
5.15%, 08/15/44	175,000	161,564
4.55%, 06/02/47 (a)	220,000	185,775
5.10%, 09/28/48 (a)	450,000	406,062
UMass Memorial Health Care Obligated Group
5.36%, 07/01/52 (a)	80,000	74,148
Unilever Capital Corp.
3.50%, 03/22/28 (a)	350,000	345,376
2.13%, 09/06/29 (a)	425,000	396,963
1.38%, 09/14/30 (a)	375,000	331,125
1.75%, 08/12/31 (a)	265,000	231,112
5.90%, 11/15/32	300,000	320,541
5.00%, 12/08/33 (a)	340,000	345,909
4.63%, 08/12/34 (a)	500,000	492,380
2.63%, 08/12/51 (a)	330,000	203,966
Universal Health Services, Inc.
4.63%, 10/15/29 (a)	55,000	54,360
2.65%, 10/15/30 (a)	450,000	404,743
2.65%, 01/15/32 (a)	150,000	131,001
5.05%, 10/15/34 (a)	215,000	206,086
UPMC
5.04%, 05/15/33 (a)	100,000	100,647
5.38%, 05/15/43 (a)	110,000	106,592
Utah Acquisition Sub, Inc.
5.25%, 06/15/46 (a)	305,000	258,347
Viatris, Inc.
2.70%, 06/22/30	430,000	392,521
3.85%, 06/22/40	460,000	362,043
4.00%, 06/22/50	625,000	429,769
WakeMed
3.29%, 10/01/52 (a)	200,000	134,690
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	215,000	138,793
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	90,000	77,805
3.07%, 03/01/51 (a)	215,000	137,907
Wyeth LLC
6.50%, 02/01/34	315,000	345,366
6.00%, 02/15/36	220,000	233,895
5.95%, 04/01/37	620,000	659,054
Yale-New Haven Health Services Corp.
2.50%, 07/01/50	170,000	100,898
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/28 (a)	60,000	60,947
2.60%, 11/24/31 (a)	365,000	327,208
5.20%, 09/15/34 (a)	240,000	240,300
5.50%, 02/19/35 (a)	200,000	203,738
5.75%, 11/30/39	115,000	116,372
4.45%, 08/15/45	149,000	129,789
Zoetis, Inc.
3.00%, 09/12/27 (a)	240,000	236,306
4.15%, 08/17/28 (a)	275,000	273,196
3.90%, 08/20/28 (a)	220,000	217,287
2.00%, 05/15/30 (a)	200,000	181,006
5.60%, 11/16/32 (a)	275,000	285,722
5.00%, 08/17/35 (a)	350,000	345,754
4.70%, 02/01/43	360,000	322,286
3.95%, 09/12/47 (a)	200,000	156,328
4.45%, 08/20/48 (a)	150,000	125,601
3.00%, 05/15/50 (a)	290,000	189,176
		375,281,274
Energy 1.7%
Antero Resources Corp.
5.40%, 02/01/36 (a)	230,000	226,019
APA Corp.
4.25%, 01/15/30 (a)	150,000	147,593
6.10%, 02/15/35 (a)	120,000	123,916
6.00%, 01/15/37	90,000	91,837
5.10%, 09/01/40 (a)	260,000	239,598
5.35%, 07/01/49 (a)	180,000	156,821
6.75%, 02/15/55 (a)	100,000	104,436
Baker Hughes Holdings LLC
5.13%, 09/15/40	450,000	431,856
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	400,000	394,016
4.05%, 03/11/29 (a)	150,000	147,912
3.14%, 11/07/29 (a)	150,000	143,244
4.49%, 05/01/30 (a)	245,000	243,633
4.35%, 06/15/31 (a)	400,000	392,104
4.65%, 06/15/33 (a)	200,000	195,622
5.00%, 06/15/36 (a)	600,000	587,136
4.08%, 12/15/47 (a)	635,000	504,673
5.85%, 06/15/56 (a)	600,000	593,130
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	95,000	94,891
4.80%, 05/03/29 (a)	160,000	160,230
3.40%, 02/15/31 (a)	125,000	116,720
3.60%, 09/01/32 (a)	200,000	184,986
5.63%, 08/01/34 (a)	300,000	306,288
5.38%, 02/15/36 (a)	195,000	193,990
BP Capital Markets America, Inc.
5.02%, 11/17/27 (a)	315,000	317,860
3.94%, 09/21/28 (a)	335,000	331,040
4.23%, 11/06/28 (a)	550,000	546,370
4.70%, 04/10/29 (a)	345,000	346,352
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.97%, 10/17/29 (a)	225,000	227,682
4.87%, 11/25/29 (a)	200,000	201,836
3.63%, 04/06/30 (a)	340,000	328,753
1.75%, 08/10/30 (a)	400,000	357,204
2.72%, 01/12/32 (a)	775,000	697,198
4.81%, 02/13/33 (a)	745,000	740,239
4.89%, 09/11/33 (a)	485,000	482,895
4.99%, 04/10/34 (a)	350,000	349,769
5.23%, 11/17/34 (a)	650,000	658,697
3.06%, 06/17/41 (a)	450,000	338,944
3.00%, 02/24/50 (a)	715,000	464,142
2.77%, 11/10/50 (a)	810,000	498,887
2.94%, 06/04/51 (a)	740,000	468,775
3.00%, 03/17/52 (a)	420,000	267,788
3.38%, 02/08/61 (a)	675,000	435,240
BP Capital Markets PLC
3.28%, 09/19/27 (a)	600,000	593,310
3.72%, 11/28/28 (a)	250,000	245,483
Burlington Resources LLC
7.20%, 08/15/31	220,000	244,420
5.95%, 10/15/36	90,000	95,756
Canadian Natural Resources Ltd.
5.00%, 12/15/29 (a)	200,000	202,052
2.95%, 07/15/30 (a)	250,000	233,955
7.20%, 01/15/32	205,000	226,783
6.45%, 06/30/33	120,000	129,680
5.40%, 12/15/34 (a)	240,000	242,510
5.85%, 02/01/35	200,000	208,332
6.50%, 02/15/37	140,000	151,101
6.25%, 03/15/38	300,000	316,752
6.75%, 02/01/39	100,000	109,440
4.95%, 06/01/47 (a)	235,000	208,720
Cenovus Energy, Inc.
4.65%, 03/20/31 (a)	150,000	148,142
2.65%, 01/15/32 (a)	100,000	89,336
5.40%, 03/20/36 (a)	150,000	148,685
5.25%, 06/15/37 (a)	99,000	96,170
6.75%, 11/15/39	225,000	247,745
5.40%, 06/15/47 (a)	190,000	175,727
3.75%, 02/15/52 (a)	225,000	160,484
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (a)	325,000	314,418
2.74%, 12/31/39 (a)	245,000	208,485
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	555,000	550,937
4.00%, 03/01/31	535,000	515,194
3.25%, 01/31/32 (a)	365,000	335,220
5.95%, 06/30/33 (a)	565,000	590,137
5.75%, 08/15/34 (a)	320,000	330,038
5.55%, 10/30/35 (a)	200,000	203,274
5.35%, 11/30/36 (a)(e)	300,000	298,602
6.05%, 11/30/56 (a)(e)	250,000	252,688
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	740,000	738,594
5.65%, 04/15/34 (a)	415,000	425,960
5.20%, 07/30/36 (a)(e)	200,000	196,852
6.00%, 07/30/56 (a)(e)	200,000	200,142
Chevron Corp.
2.24%, 05/11/30 (a)	500,000	459,960
3.08%, 05/11/50 (a)	415,000	278,511
Chevron USA, Inc.
1.02%, 08/12/27 (a)	330,000	319,126
3.95%, 08/13/27	150,000	149,820
3.85%, 01/15/28 (a)	175,000	173,917
4.48%, 02/26/28 (a)	300,000	300,837
4.05%, 08/13/28 (a)	190,000	189,194
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 10/15/29 (a)	125,000	120,625
4.69%, 04/15/30 (a)	325,000	327,320
4.30%, 10/15/30 (a)	370,000	367,972
4.82%, 04/15/32 (a)	200,000	202,032
4.50%, 10/15/32 (a)	425,000	423,070
4.98%, 04/15/35 (a)	225,000	226,667
4.85%, 10/15/35 (a)	360,000	358,895
6.00%, 03/01/41 (a)(c)	115,000	124,425
5.25%, 11/15/43 (a)	110,000	108,978
2.34%, 08/12/50 (a)	205,000	117,703
Columbia Pipeline Group, Inc.
5.80%, 06/01/45 (a)	165,000	163,758
ConocoPhillips
5.90%, 10/15/32	160,000	169,766
6.50%, 02/01/39	600,000	664,488
4.88%, 10/01/47 (a)	300,000	267,135
ConocoPhillips Co.
6.95%, 04/15/29	225,000	239,123
4.70%, 01/15/30 (a)	475,000	476,615
4.85%, 01/15/32 (a)	235,000	236,572
5.05%, 09/15/33 (a)	290,000	293,863
5.00%, 01/15/35 (a)	370,000	369,423
3.76%, 03/15/42 (a)	200,000	161,780
4.30%, 11/15/44	230,000	193,085
5.95%, 03/15/46 (a)	220,000	224,961
3.80%, 03/15/52 (a)	400,000	293,812
5.30%, 05/15/53 (a)	355,000	330,682
5.55%, 03/15/54 (a)	325,000	314,437
5.50%, 01/15/55 (a)	400,000	383,588
4.03%, 03/15/62 (a)	545,000	398,090
5.70%, 09/15/63 (a)	250,000	243,928
5.65%, 01/15/65 (a)	200,000	193,060
Continental Resources, Inc.
4.38%, 01/15/28 (a)	340,000	337,926
4.90%, 06/01/44	240,000	196,682
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	235,000	237,115
5.13%, 05/15/29 (a)	100,000	101,143
8.13%, 08/16/30	185,000	208,092
3.25%, 02/15/32	170,000	155,213
5.60%, 04/01/44	115,000	110,839
Devon Energy Corp.
5.25%, 10/15/27 (a)	95,000	95,040
5.88%, 06/15/28 (a)(e)	150,000	150,176
4.38%, 03/15/29 (a)(e)	175,000	173,651
4.50%, 01/15/30 (a)	210,000	208,541
7.88%, 09/30/31	285,000	325,174
7.95%, 04/15/32	100,000	114,750
5.60%, 03/15/34 (a)(e)	100,000	102,577
5.20%, 09/15/34 (a)	335,000	335,479
5.40%, 02/15/35 (a)(e)	265,000	267,274
5.60%, 07/15/41	400,000	394,160
4.75%, 05/15/42	345,000	307,695
5.00%, 06/15/45	280,000	251,294
5.75%, 09/15/54 (a)	285,000	274,771
5.90%, 02/15/55 (a)(e)	280,000	276,164
Diamondback Energy, Inc.
3.50%, 12/01/29 (a)	365,000	352,072
5.15%, 01/30/30 (a)	280,000	284,113
3.13%, 03/24/31 (a)	280,000	260,560
6.25%, 03/15/33 (a)	405,000	431,033
5.40%, 04/18/34 (a)	425,000	431,137
5.55%, 04/01/35 (a)	350,000	357,199
6.25%, 03/15/53 (a)	220,000	228,127
5.75%, 04/18/54 (a)	440,000	427,970
5.90%, 04/18/64 (a)	430,000	422,643
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Eastern Energy Gas Holdings LLC
5.80%, 01/15/35 (a)	295,000	305,573
5.65%, 10/15/54 (a)	260,000	249,200
6.20%, 01/15/55 (a)	150,000	154,451
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	225,000	213,046
4.80%, 11/01/43 (a)(e)	130,000	116,279
4.60%, 12/15/44 (a)	250,000	215,433
Enbridge Energy Partners LP
7.50%, 04/15/38	245,000	284,202
5.50%, 09/15/40	200,000	196,824
7.38%, 10/15/45	240,000	278,129
Enbridge, Inc.
3.70%, 07/15/27 (a)	225,000	223,461
4.60%, 06/20/28 (a)	120,000	120,032
6.00%, 11/15/28 (a)	200,000	206,114
4.20%, 11/20/28 (a)	165,000	163,541
5.30%, 04/05/29 (a)	245,000	249,109
3.13%, 11/15/29 (a)	350,000	333,249
4.90%, 06/20/30 (a)	170,000	170,588
6.20%, 11/15/30 (a)	220,000	231,598
4.50%, 02/15/31 (a)	150,000	147,843
4.85%, 03/27/31 (a)	300,000	299,799
5.70%, 03/08/33 (a)	755,000	779,870
2.50%, 08/01/33 (a)	400,000	341,056
5.63%, 04/05/34 (a)	230,000	236,831
5.55%, 06/20/35 (a)	305,000	310,642
5.20%, 11/20/35 (a)	150,000	149,157
5.45%, 03/27/36 (a)	315,000	318,317
4.50%, 06/10/44	280,000	240,223
5.50%, 12/01/46 (a)	525,000	503,359
4.00%, 11/15/49 (a)	310,000	237,333
3.40%, 08/01/51 (a)	100,000	68,164
6.70%, 11/15/53 (a)	400,000	440,136
5.95%, 04/05/54 (a)	300,000	301,284
7.20%, 06/27/54 (a)(b)	225,000	239,216
7.38%, 03/15/55 (a)(b)	150,000	157,889
Energy Transfer LP
4.00%, 10/01/27 (a)	250,000	248,435
5.55%, 02/15/28 (a)	310,000	314,300
4.95%, 05/15/28 (a)	250,000	251,425
4.95%, 06/15/28 (a)	375,000	377,085
6.10%, 12/01/28 (a)	255,000	263,068
5.25%, 04/15/29 (a)	500,000	506,810
5.25%, 07/01/29 (a)	275,000	279,301
4.15%, 09/15/29 (a)	210,000	206,321
5.20%, 04/01/30 (a)	300,000	304,620
3.75%, 05/15/30 (a)	480,000	462,259
6.40%, 12/01/30 (a)	375,000	397,001
4.55%, 01/15/31 (a)	310,000	306,063
5.75%, 02/15/33 (a)	520,000	538,470
6.55%, 12/01/33 (a)	455,000	492,401
5.55%, 05/15/34 (a)	380,000	386,304
5.60%, 09/01/34 (a)	370,000	377,415
4.90%, 03/15/35	205,000	199,691
5.70%, 04/01/35 (a)	450,000	461,560
5.35%, 01/15/36 (a)	310,000	308,983
6.63%, 10/15/36	135,000	146,113
5.80%, 06/15/38 (a)	110,000	112,232
7.50%, 07/01/38	185,000	213,655
6.05%, 06/01/41	200,000	203,464
6.50%, 02/01/42	535,000	565,639
6.10%, 02/15/42	425,000	426,942
4.95%, 01/15/43	200,000	177,076
5.15%, 02/01/43	165,000	149,163
5.95%, 10/01/43	128,000	125,875
5.30%, 04/01/44	245,000	224,126
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 05/15/44	120,000	105,532
5.15%, 03/15/45	300,000	267,393
5.35%, 05/15/45	205,000	186,546
6.13%, 12/15/45	375,000	372,739
5.30%, 04/15/47 (a)	300,000	269,358
5.40%, 10/01/47 (a)	400,000	362,820
6.00%, 06/15/48 (a)	310,000	301,472
6.25%, 04/15/49 (a)	535,000	534,197
5.00%, 05/15/50 (a)	615,000	521,145
5.95%, 05/15/54 (a)	535,000	512,407
6.05%, 09/01/54 (a)	350,000	340,280
6.20%, 04/01/55 (a)	355,000	351,358
6.30%, 01/15/56 (a)	320,000	321,501
Eni USA, Inc.
7.30%, 11/15/27	165,000	170,980
Enterprise Products Operating LLC
4.30%, 06/20/28 (a)	250,000	249,203
4.15%, 10/16/28 (a)	375,000	372,319
3.13%, 07/31/29 (a)	335,000	321,329
2.80%, 01/31/30 (a)	400,000	376,576
4.60%, 01/15/31 (a)	420,000	418,774
5.35%, 01/31/33 (a)	300,000	307,866
6.88%, 03/01/33	165,000	183,320
4.85%, 01/31/34 (a)	350,000	347,151
6.65%, 10/15/34	170,000	188,227
4.95%, 02/15/35 (a)	335,000	332,688
5.20%, 01/15/36 (a)	470,000	471,734
7.55%, 04/15/38	155,000	183,486
6.13%, 10/15/39	185,000	197,626
6.45%, 09/01/40	325,000	356,242
5.95%, 02/01/41	275,000	286,982
5.70%, 02/15/42	175,000	177,524
4.85%, 08/15/42	295,000	272,896
4.45%, 02/15/43	300,000	262,446
4.85%, 03/15/44	430,000	392,981
5.10%, 02/15/45	385,000	359,474
4.90%, 05/15/46	290,000	261,409
4.25%, 02/15/48 (a)	455,000	373,428
4.80%, 02/01/49 (a)	380,000	333,917
4.20%, 01/31/50 (a)	425,000	343,260
3.70%, 01/31/51 (a)	360,000	265,270
3.20%, 02/15/52 (a)	325,000	215,202
3.30%, 02/15/53 (a)	400,000	268,188
4.95%, 10/15/54	160,000	142,250
5.55%, 02/16/55 (a)	455,000	440,986
3.95%, 01/31/60 (a)	375,000	273,998
5.25%, 08/16/77 (a)(b)	385,000	383,652
5.38%, 02/15/78 (a)(b)	215,000	214,205
EOG Resources, Inc.
4.40%, 07/15/28 (a)	300,000	299,529
4.38%, 04/15/30 (a)	275,000	272,627
4.40%, 01/15/31 (a)	230,000	227,042
5.00%, 07/15/32 (a)	360,000	362,509
3.90%, 04/01/35	95,000	86,945
5.35%, 01/15/36 (a)	360,000	363,989
4.95%, 04/15/50 (a)	220,000	196,612
5.65%, 12/01/54 (a)	335,000	328,163
5.95%, 07/15/55 (a)	250,000	255,238
EQT Corp.
3.90%, 10/01/27 (a)	136,000	134,779
5.70%, 04/01/28 (a)	150,000	152,553
5.00%, 01/15/29 (a)	200,000	200,616
7.00%, 02/01/30 (a)(f)	80,000	85,145
7.50%, 06/01/30 (a)	160,000	172,744
4.75%, 01/15/31 (a)	300,000	297,234
5.75%, 02/01/34 (a)	370,000	378,417
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Expand Energy Corp.
5.38%, 02/01/29 (a)	375,000	375,045
5.38%, 03/15/30 (a)	300,000	301,275
4.75%, 02/01/32 (a)	415,000	404,563
5.70%, 01/15/35 (a)	275,000	278,113
Exxon Mobil Corp.
2.44%, 08/16/29 (a)	425,000	401,616
3.48%, 03/19/30 (a)	775,000	750,618
2.61%, 10/15/30 (a)	625,000	579,781
3.00%, 08/16/39 (a)	305,000	241,584
4.23%, 03/19/40 (a)	625,000	563,275
3.57%, 03/06/45	370,000	286,125
4.11%, 03/01/46	815,000	674,396
3.10%, 08/16/49 (a)	490,000	331,696
4.33%, 03/19/50 (a)	945,000	789,066
3.45%, 04/15/51 (a)	835,000	595,438
Halliburton Co.
2.92%, 03/01/30 (a)	305,000	286,380
4.85%, 11/15/35	375,000	364,301
6.70%, 09/15/38	295,000	325,745
7.45%, 09/15/39	325,000	380,266
4.50%, 11/15/41	50,000	43,794
4.75%, 08/01/43	225,000	198,119
5.00%, 11/15/45	550,000	492,530
Helmerich & Payne, Inc.
4.65%, 12/01/27 (a)	275,000	274,700
4.85%, 12/01/29 (a)	150,000	149,970
2.90%, 09/29/31 (a)	190,000	170,333
5.50%, 12/01/34 (a)	150,000	147,288
Hess Corp.
7.88%, 10/01/29	225,000	246,836
7.30%, 08/15/31	283,000	315,132
7.13%, 03/15/33	235,000	264,422
6.00%, 01/15/40	315,000	332,224
5.60%, 02/15/41	350,000	354,585
5.80%, 04/01/47 (a)	235,000	237,554
HF Sinclair Corp.
5.00%, 02/01/28 (a)	245,000	245,132
4.50%, 10/01/30 (a)	205,000	200,279
5.50%, 09/01/32 (a)	245,000	246,629
6.25%, 01/15/35 (a)	220,000	228,525
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	185,000	205,030
7.75%, 03/15/32	240,000	273,115
7.30%, 08/15/33	150,000	169,230
5.80%, 03/15/35	210,000	217,892
6.50%, 02/01/37	170,000	183,998
6.95%, 01/15/38	350,000	391,510
6.50%, 09/01/39	200,000	214,912
6.55%, 09/15/40	165,000	177,580
7.50%, 11/15/40	130,000	151,706
6.38%, 03/01/41	185,000	196,002
5.63%, 09/01/41	225,000	220,822
5.00%, 08/15/42	225,000	205,254
4.70%, 11/01/42	225,000	197,705
5.00%, 03/01/43	215,000	194,861
5.50%, 03/01/44	215,000	205,491
5.40%, 09/01/44	150,000	141,390
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	390,000	388,561
5.00%, 02/01/29 (a)	300,000	302,769
5.10%, 08/01/29 (a)	150,000	151,931
5.15%, 06/01/30 (a)	335,000	340,641
2.00%, 02/15/31 (a)	360,000	318,377
7.80%, 08/01/31	255,000	289,017
7.75%, 01/15/32	355,000	403,390
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 02/01/33 (a)	250,000	247,293
5.20%, 06/01/33 (a)	240,000	243,480
5.40%, 02/01/34 (a)	325,000	331,289
5.30%, 12/01/34	170,000	171,333
5.85%, 06/01/35 (a)	200,000	208,954
5.55%, 06/01/45	690,000	663,504
5.05%, 02/15/46	250,000	225,455
5.20%, 03/01/48 (a)	251,000	228,711
3.25%, 08/01/50 (a)	165,000	109,517
3.60%, 02/15/51 (a)	350,000	246,530
5.45%, 08/01/52 (a)	295,000	276,294
5.95%, 08/01/54 (a)(c)	200,000	200,930
Marathon Petroleum Corp.
3.80%, 04/01/28 (a)	275,000	271,689
5.15%, 03/01/30 (a)	300,000	304,158
5.70%, 03/01/35 (a)	200,000	205,382
6.50%, 03/01/41	375,000	402,446
4.75%, 09/15/44	235,000	205,496
4.50%, 04/01/48 (a)	230,000	186,353
5.00%, 09/15/54	165,000	141,492
MPLX LP
4.25%, 12/01/27 (a)	246,000	244,893
4.00%, 03/15/28 (a)	450,000	445,725
4.80%, 02/15/29 (a)	250,000	250,610
2.65%, 08/15/30	450,000	414,270
4.80%, 02/15/31 (a)	570,000	568,256
4.95%, 09/01/32	310,000	308,248
5.00%, 01/15/33 (a)	230,000	228,443
5.00%, 03/01/33 (a)	350,000	347,756
5.50%, 06/01/34 (a)	545,000	551,246
5.40%, 04/01/35 (a)	325,000	324,876
5.40%, 09/15/35 (a)	455,000	453,890
5.30%, 04/01/36 (a)	325,000	320,440
4.50%, 04/15/38 (a)	645,000	584,383
5.20%, 03/01/47 (a)	375,000	337,897
5.20%, 12/01/47 (a)	155,000	138,863
4.70%, 04/15/48 (a)	525,000	436,532
5.50%, 02/15/49 (a)	450,000	414,958
4.95%, 03/14/52 (a)	490,000	414,555
5.65%, 03/01/53 (a)	100,000	93,388
5.95%, 04/01/55 (a)	270,000	262,254
6.20%, 09/15/55 (a)	315,000	316,550
6.10%, 04/01/56 (a)	150,000	148,538
4.90%, 04/15/58 (a)	320,000	264,838
National Fuel Gas Co.
3.95%, 09/15/27 (a)	185,000	183,476
4.75%, 09/01/28 (a)	105,000	104,816
4.75%, 05/15/29 (a)	150,000	149,630
5.50%, 03/15/30 (a)	160,000	162,954
2.95%, 03/01/31 (a)	185,000	169,530
5.05%, 10/15/31 (a)	150,000	149,420
5.95%, 03/15/35 (a)	150,000	154,701
NOV, Inc.
3.60%, 12/01/29 (a)	180,000	173,113
3.95%, 12/01/42	395,000	311,082
Occidental Petroleum Corp.
8.88%, 07/15/30 (a)	510,000	574,862
6.63%, 09/01/30	405,000	428,425
7.50%, 05/01/31	250,000	276,847
7.88%, 09/15/31	175,000	197,523
5.38%, 01/01/32 (a)	350,000	357,091
5.55%, 10/01/34 (a)	375,000	383,681
6.45%, 09/15/36	540,000	579,193
7.95%, 06/15/39	55,000	65,420
6.20%, 03/15/40	215,000	222,983
6.60%, 03/15/46 (a)	330,000	350,813
4.40%, 04/15/46 (a)	160,000	134,370
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 03/15/48 (a)	160,000	128,190
6.05%, 10/01/54 (a)	320,000	324,448
ONEOK Partners LP
6.65%, 10/01/36	140,000	151,980
6.85%, 10/15/37	200,000	219,406
6.13%, 02/01/41	325,000	333,863
6.20%, 09/15/43	135,000	137,928
ONEOK, Inc.
4.00%, 07/13/27 (a)	190,000	189,025
4.25%, 09/24/27 (a)	275,000	274,090
4.55%, 07/15/28 (a)	225,000	224,708
5.65%, 11/01/28 (a)	200,000	204,252
4.35%, 03/15/29 (a)	230,000	228,073
5.38%, 06/01/29 (a)	155,000	157,530
3.40%, 09/01/29 (a)	250,000	240,315
4.40%, 10/15/29 (a)	425,000	420,788
3.10%, 03/15/30 (a)	260,000	245,222
3.25%, 06/01/30 (a)	195,000	183,926
5.80%, 11/01/30 (a)	200,000	206,986
6.35%, 01/15/31 (a)	200,000	210,716
4.75%, 10/15/31 (a)	355,000	350,981
4.95%, 10/15/32 (a)	220,000	218,506
6.10%, 11/15/32 (a)	200,000	210,590
6.05%, 09/01/33 (a)	480,000	502,565
5.65%, 09/01/34 (a)	160,000	163,120
5.05%, 11/01/34 (a)	385,000	376,661
6.00%, 06/15/35	100,000	104,023
5.40%, 10/15/35 (a)	290,000	289,640
5.15%, 10/15/43 (a)	215,000	195,102
5.60%, 04/01/44 (a)	150,000	141,818
5.05%, 04/01/45 (a)	220,000	194,108
4.25%, 09/15/46 (a)	315,000	246,305
5.45%, 06/01/47 (a)	170,000	155,786
4.95%, 07/13/47 (a)	90,000	77,530
4.20%, 10/03/47 (a)	300,000	230,700
5.20%, 07/15/48 (a)	325,000	288,798
4.85%, 02/01/49 (a)	119,000	100,285
4.45%, 09/01/49 (a)	145,000	116,065
3.95%, 03/01/50 (a)	235,000	170,438
7.15%, 01/15/51 (a)	135,000	149,961
6.63%, 09/01/53 (a)	525,000	550,562
5.70%, 11/01/54 (a)	395,000	366,817
6.25%, 10/15/55 (a)	395,000	396,205
5.85%, 11/01/64 (a)	215,000	201,719
Ovintiv, Inc.
8.13%, 09/15/30	50,000	55,780
7.20%, 11/01/31	130,000	142,529
7.38%, 11/01/31	260,000	287,365
6.25%, 07/15/33 (a)	145,000	152,528
6.50%, 08/15/34	175,000	187,096
6.63%, 08/15/37	220,000	235,576
6.50%, 02/01/38	120,000	126,679
7.10%, 07/15/53 (a)	125,000	138,443
Patterson-UTI Energy, Inc.
5.15%, 11/15/29 (a)	220,000	220,477
7.15%, 10/01/33 (a)	160,000	171,846
6.05%, 05/15/36 (a)	160,000	159,544
Phillips 66
3.90%, 03/15/28 (a)	355,000	351,201
2.15%, 12/15/30 (a)	365,000	327,445
4.65%, 11/15/34	350,000	339,129
5.88%, 05/01/42	450,000	455,760
4.88%, 11/15/44	735,000	655,135
3.30%, 03/15/52 (a)	425,000	279,008
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Phillips 66 Co.
4.95%, 12/01/27 (a)	275,000	276,749
3.75%, 03/01/28 (a)	95,000	93,765
3.15%, 12/15/29 (a)	90,000	85,648
5.25%, 06/15/31 (a)	240,000	244,296
5.30%, 06/30/33 (a)	300,000	304,014
4.95%, 03/15/35 (a)	200,000	197,158
4.68%, 02/15/45 (a)	215,000	184,268
4.90%, 10/01/46 (a)	205,000	179,035
5.65%, 06/15/54 (a)	195,000	184,404
5.50%, 03/15/55 (a)	155,000	144,534
5.88%, 03/15/56 (a)(b)	340,000	337,470
6.20%, 03/15/56 (a)(b)	345,000	346,490
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	305,000	273,841
2.15%, 01/15/31 (a)	470,000	421,769
Plains All American Pipeline LP
5.95%, 06/15/35 (a)	300,000	308,901
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	290,000	279,253
3.80%, 09/15/30 (a)	265,000	254,429
4.70%, 01/15/31 (a)	315,000	312,411
5.70%, 09/15/34 (a)	205,000	209,516
5.60%, 01/15/36 (a)	335,000	336,286
6.65%, 01/15/37	320,000	345,878
5.15%, 06/01/42	200,000	183,778
4.30%, 01/31/43	150,000	124,175
4.70%, 06/15/44 (c)	205,000	177,710
4.90%, 02/15/45	200,000	176,882
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	450,000	447,079
4.50%, 05/15/30 (a)	650,000	643,896
5.90%, 09/15/37 (a)	193,514	202,224
Schlumberger Investment SA
2.65%, 06/26/30 (a)	155,000	144,232
4.55%, 05/07/31 (a)	160,000	159,114
4.80%, 05/07/33 (a)	160,000	159,202
5.15%, 05/07/36 (a)	330,000	328,677
Shell Finance U.S., Inc.
3.88%, 11/13/28 (a)(e)	300,000	296,205
2.38%, 11/07/29 (a)	400,000	374,492
2.75%, 04/06/30 (a)	500,000	469,240
4.13%, 11/06/30 (a)	390,000	383,081
4.13%, 05/11/35	350,000	329,864
4.75%, 01/06/36 (a)	310,000	303,481
6.38%, 12/15/38 (e)	670,000	733,020
5.50%, 03/25/40 (e)	310,000	313,484
5.13%, 10/15/41 (e)	205,000	197,235
4.55%, 08/12/43	375,000	329,959
4.38%, 05/11/45	825,000	702,727
4.00%, 05/10/46	585,000	467,526
3.75%, 09/12/46	300,000	231,894
3.13%, 11/07/49 (a)(e)	420,000	284,521
3.25%, 04/06/50 (a)	500,000	345,880
3.00%, 11/26/51 (a)(e)	275,000	178,844
Shell International Finance BV
3.88%, 11/13/28 (a)(c)	200,000	198,412
2.38%, 11/07/29 (a)	150,000	140,085
4.13%, 05/11/35	145,000	137,092
6.38%, 12/15/38	200,000	218,978
2.88%, 11/26/41 (a)	220,000	160,778
3.63%, 08/21/42	210,000	166,566
4.38%, 05/11/45	55,000	46,961
4.00%, 05/10/46	150,000	120,255
3.25%, 04/06/50 (a)	95,000	65,721
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (a)	85,000	85,247
5.03%, 10/01/29 (a)	420,000	421,499
5.58%, 10/01/34 (a)	400,000	398,576
6.18%, 10/01/54 (a)	230,000	220,356
Spectra Energy Partners LP
5.95%, 09/25/43	120,000	121,152
4.50%, 03/15/45	245,000	207,341
Suncor Energy, Inc.
7.15%, 02/01/32	165,000	181,913
5.95%, 12/01/34	165,000	172,148
6.80%, 05/15/38	204,000	224,347
6.50%, 06/15/38	100,000	107,706
6.85%, 06/01/39	225,000	248,969
4.00%, 11/15/47 (a)	250,000	191,945
3.75%, 03/04/51 (a)	260,000	189,140
Targa Resources Corp.
5.20%, 07/01/27 (a)	225,000	226,402
4.35%, 01/15/29 (a)	230,000	228,337
6.15%, 03/01/29 (a)	250,000	258,940
4.90%, 09/15/30 (a)	400,000	400,976
4.35%, 04/15/31 (a)	200,000	195,370
4.20%, 02/01/33 (a)	505,000	478,972
6.13%, 03/15/33 (a)	250,000	263,638
6.50%, 03/30/34 (a)	275,000	296,505
5.50%, 02/15/35 (a)	225,000	227,405
5.55%, 08/15/35 (a)	300,000	303,624
5.65%, 02/15/36 (a)	220,000	224,002
5.40%, 07/30/36 (a)	310,000	308,785
4.95%, 04/15/52 (a)	230,000	197,361
6.25%, 07/01/52 (a)	195,000	198,492
6.50%, 02/15/53 (a)	300,000	314,259
6.13%, 05/15/55 (a)	315,000	314,471
6.05%, 05/15/56 (a)	200,000	197,970
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	175,000	174,937
5.50%, 03/01/30 (a)	280,000	282,428
4.88%, 02/01/31 (a)	575,000	573,861
4.00%, 01/15/32 (a)	450,000	427,216
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	200,000	210,078
7.63%, 04/01/37	60,000	70,364
Texas Eastern Transmission LP
7.00%, 07/15/32	305,000	335,744
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	406,000	396,345
2.83%, 01/10/30 (a)	250,000	236,080
2.99%, 06/29/41 (a)	600,000	449,190
3.46%, 07/12/49 (a)	385,000	274,632
3.13%, 05/29/50 (a)	790,000	526,235
3.39%, 06/29/60 (a)	310,000	202,439
TotalEnergies Capital SA
3.88%, 10/11/28	505,000	500,152
5.15%, 04/05/34 (a)	480,000	486,840
4.72%, 09/10/34 (a)	225,000	222,626
5.49%, 04/05/54 (a)	530,000	512,489
5.28%, 09/10/54 (a)	295,000	277,082
5.64%, 04/05/64 (a)	410,000	398,442
5.43%, 09/10/64 (a)	400,000	376,400
TotalEnergies Capital USA LLC
4.25%, 01/13/31 (a)	470,000	462,226
4.57%, 01/13/33 (a)	419,000	410,930
4.86%, 01/13/36 (a)	230,000	225,416
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	500,000	497,145
4.10%, 04/15/30 (a)	350,000	342,247
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 03/01/34	475,000	459,334
5.60%, 03/31/34	185,000	189,418
5.85%, 03/15/36	150,000	156,080
6.20%, 10/15/37	365,000	388,068
7.25%, 08/15/38	160,000	183,477
7.63%, 01/15/39	425,000	500,641
6.10%, 06/01/40	285,000	298,307
5.00%, 10/16/43	130,000	121,164
4.88%, 05/15/48 (a)	175,000	156,399
5.10%, 03/15/49 (a)	200,000	187,614
6.13%, 10/17/56 (a)(b)	150,000	151,554
6.38%, 10/17/56 (a)(b)	180,000	182,444
7.00%, 06/01/65 (a)(b)	275,000	284,914
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	150,000	148,533
3.25%, 05/15/30 (a)	310,000	294,364
5.10%, 03/15/36 (a)	310,000	306,894
5.40%, 08/15/41	260,000	252,044
4.45%, 08/01/42	160,000	139,435
4.60%, 03/15/48 (a)	240,000	204,566
5.75%, 03/15/56 (a)	225,000	221,978
Valero Energy Corp.
2.15%, 09/15/27 (a)	215,000	209,337
4.35%, 06/01/28 (a)	340,000	338,936
4.00%, 04/01/29 (a)	150,000	147,788
5.15%, 02/15/30 (a)	10,000	10,150
2.80%, 12/01/31 (a)	200,000	180,284
7.50%, 04/15/32	395,000	446,836
6.63%, 06/15/37	400,000	439,704
4.90%, 03/15/45 (c)	300,000	266,460
3.65%, 12/01/51 (a)	275,000	192,066
4.00%, 06/01/52 (a)	205,000	152,715
Valero Energy Partners LP
4.50%, 03/15/28 (a)	180,000	179,928
Viper Energy Partners LLC
4.90%, 08/01/30 (a)	370,000	368,879
5.70%, 08/01/35 (a)	320,000	324,397
Western Midstream Operating LP
4.50%, 03/01/28 (a)	150,000	149,432
4.75%, 08/15/28 (a)	210,000	210,158
6.35%, 01/15/29 (a)	200,000	206,960
4.05%, 02/01/30 (a)(g)	420,000	407,165
4.80%, 03/01/31 (a)	190,000	187,997
6.15%, 04/01/33 (a)	25,000	26,085
5.45%, 11/15/34 (a)	230,000	228,901
5.50%, 12/15/35 (a)	215,000	212,796
5.70%, 07/01/36 (a)	200,000	200,422
5.45%, 04/01/44	250,000	227,568
5.30%, 03/01/48 (a)	200,000	174,426
5.50%, 08/15/48 (a)	135,000	120,520
5.25%, 02/01/50 (a)(g)	300,000	260,454
Williams Cos., Inc.
5.30%, 08/15/28 (a)	275,000	278,924
4.90%, 03/15/29 (a)	425,000	427,550
4.80%, 11/15/29 (a)	230,000	230,987
3.50%, 11/15/30 (a)	435,000	412,667
7.50%, 01/15/31	185,000	205,694
2.60%, 03/15/31 (a)	525,000	475,298
8.75%, 03/15/32	275,000	325,600
4.65%, 08/15/32	195,000	192,149
5.65%, 03/15/33 (a)	265,000	272,905
5.15%, 03/15/34 (a)	480,000	479,770
5.60%, 03/15/35 (a)	100,000	102,094
5.30%, 09/30/35 (a)	215,000	214,604
5.15%, 03/15/36 (a)	410,000	403,333
6.30%, 04/15/40	410,000	435,674
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.80%, 11/15/43	140,000	138,963
5.40%, 03/04/44	200,000	189,962
5.75%, 06/24/44	210,000	207,724
4.90%, 01/15/45	175,000	155,073
5.10%, 09/15/45	310,000	282,425
4.85%, 03/01/48 (a)	250,000	217,040
3.50%, 10/15/51 (a)	610,000	421,723
5.30%, 08/15/52	250,000	228,320
5.80%, 11/15/54 (a)	225,000	219,744
6.00%, 03/15/55 (a)	150,000	150,161
5.95%, 03/15/56 (a)	325,000	321,968
Woodside Finance Ltd.
4.90%, 05/19/28 (a)	200,000	200,724
5.40%, 05/19/30 (a)	325,000	330,388
5.70%, 05/19/32 (a)	200,000	205,920
5.10%, 09/12/34 (a)	330,000	324,730
6.00%, 05/19/35 (a)	310,000	322,285
5.70%, 09/12/54 (a)	245,000	235,278
		176,978,980
Industrial Other 0.1%
American University
3.67%, 04/01/49	180,000	135,596
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	175,000	175,875
5.95%, 04/15/35 (a)	200,000	199,174
Brown University
2.92%, 09/01/50 (a)	215,000	142,597
California Institute of Technology
4.32%, 08/01/45	130,000	112,254
4.70%, 11/01/11	135,000	109,740
3.65%, 09/01/19 (a)	190,000	121,311
Case Western Reserve University
5.41%, 06/01/22 (a)	130,000	119,028
Cintas Corp. No. 2
4.20%, 05/01/28 (a)	50,000	49,833
4.00%, 05/01/32 (a)	270,000	260,385
Claremont Mckenna College
3.78%, 01/01/22 (a)	100,000	64,495
Cornell University
4.17%, 06/15/30 (a)	300,000	297,228
4.84%, 06/15/34 (a)	150,000	150,705
4.73%, 06/15/35 (a)	150,000	147,745
Duke University
2.68%, 10/01/44	195,000	143,450
2.76%, 10/01/50	115,000	74,091
2.83%, 10/01/55	190,000	119,303
Emory University
2.14%, 09/01/30 (a)	180,000	163,715
2.97%, 09/01/50 (a)	120,000	78,571
George Washington University
4.30%, 09/15/44	115,000	97,607
4.87%, 09/15/45	105,000	95,969
4.13%, 09/15/48 (a)	250,000	202,840
Georgetown University
4.32%, 04/01/49 (a)	101,000	83,603
2.94%, 04/01/50 (a)	100,000	65,226
5.12%, 04/01/53 (a)(c)	110,000	101,866
5.22%, 10/01/18 (a)	115,000	101,984
Howard University
5.21%, 10/01/52 (a)	115,000	95,670
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	300,000	309,840
5.90%, 03/01/33 (a)	70,000	72,282
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Jacobs Solutions, Inc.
4.75%, 03/03/31 (a)	250,000	247,570
5.38%, 03/03/36 (a)	100,000	98,507
Johns Hopkins University
4.71%, 07/01/32 (a)	100,000	100,479
4.08%, 07/01/53	120,000	96,691
2.81%, 01/01/60 (a)	145,000	84,634
Leland Stanford Junior University
4.15%, 08/01/30 (a)	150,000	148,786
4.68%, 03/01/35 (a)	90,000	88,707
3.65%, 05/01/48 (a)	220,000	171,503
2.41%, 06/01/50 (a)	160,000	95,320
Massachusetts Institute of Technology
3.96%, 07/01/38	100,000	91,744
2.99%, 07/01/50 (a)	220,000	148,157
2.29%, 07/01/51 (a)	240,000	136,783
3.07%, 04/01/52 (a)	175,000	118,522
5.62%, 06/01/55 (a)	100,000	102,324
5.60%, 07/01/11	225,000	222,946
4.68%, 07/01/14	230,000	190,323
3.89%, 07/01/16	185,000	127,324
MasTec, Inc.
5.90%, 06/15/29 (a)	185,000	190,443
Northeastern University
2.89%, 10/01/50	100,000	66,043
Northwestern University
4.94%, 12/01/35 (a)	205,000	205,549
4.64%, 12/01/44	200,000	189,228
2.64%, 12/01/50 (a)	140,000	87,738
3.66%, 12/01/57 (a)	105,000	77,124
President & Fellows of Harvard College
4.89%, 03/15/30 (a)	250,000	254,545
4.61%, 02/15/35 (a)	250,000	248,462
4.88%, 10/15/40	50,000	49,611
3.15%, 07/15/46 (a)	262,000	191,616
2.52%, 10/15/50 (a)	150,000	91,652
3.30%, 07/15/56 (a)	150,000	102,929
Quanta Services, Inc.
4.75%, 08/09/27 (a)	50,000	50,147
4.30%, 08/09/28 (a)	205,000	204,200
2.90%, 10/01/30 (a)	555,000	516,583
4.50%, 01/15/31 (a)	240,000	237,180
2.35%, 01/15/32 (a)	165,000	144,908
5.25%, 08/09/34 (a)	265,000	268,156
5.10%, 08/09/35 (a)	150,000	149,241
Thomas Jefferson University
3.85%, 11/01/57 (a)	125,000	89,795
Trustees of Boston College
3.13%, 07/01/52	120,000	81,679
Trustees of Columbia University in the City of New York
4.36%, 10/01/35 (a)	125,000	120,638
Trustees of Dartmouth College
4.27%, 06/01/30 (a)	115,000	114,368
Trustees of Princeton University
5.70%, 03/01/39	160,000	168,466
2.52%, 07/01/50 (a)	130,000	80,887
4.20%, 03/01/52 (a)	190,000	157,516
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	85,000	49,690
4.67%, 09/01/12	110,000	90,265
3.61%, 02/15/19 (a)	115,000	72,205
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
University of Chicago
2.76%, 04/01/45 (a)	205,000	161,470
2.55%, 04/01/50 (a)	145,000	95,255
4.00%, 10/01/53 (a)	125,000	99,629
University of Miami
4.06%, 04/01/52	170,000	134,205
University of Notre Dame du Lac
3.44%, 02/15/45	135,000	104,005
3.39%, 02/15/48 (a)	159,000	118,701
University of Southern California
3.03%, 10/01/39	235,000	193,823
3.84%, 10/01/47 (a)	115,000	91,936
2.81%, 10/01/50 (a)	90,000	57,362
2.95%, 10/01/51 (a)	180,000	117,760
4.98%, 10/01/53 (a)	140,000	129,373
5.25%, 10/01/11 (c)	100,000	91,690
3.23%, 10/01/20 (a)	150,000	85,242
Washington University
3.52%, 04/15/54 (a)	165,000	120,189
4.35%, 04/15/22 (a)	175,000	132,632
William Marsh Rice University
3.57%, 05/15/45	90,000	70,792
3.77%, 05/15/55	125,000	94,736
Yale University
1.48%, 04/15/30 (a)	185,000	166,822
4.70%, 04/15/32 (a)	100,000	100,725
2.40%, 04/15/50 (a)	190,000	114,407
		12,793,921
Technology 2.5%
Accenture Capital, Inc.
3.90%, 10/04/27 (a)	465,000	462,954
4.05%, 10/04/29 (a)	325,000	320,050
4.25%, 10/04/31 (a)	410,000	400,205
4.50%, 10/04/34 (a)	400,000	383,836
Adobe, Inc.
4.75%, 01/17/28 (a)	200,000	201,238
4.80%, 04/04/29 (a)(c)	260,000	262,571
4.95%, 01/17/30 (a)	200,000	202,728
2.30%, 02/01/30 (a)	395,000	364,822
4.95%, 04/04/34 (a)	350,000	348,376
5.30%, 01/17/35 (a)	70,000	70,857
Advanced Micro Devices, Inc.
4.32%, 03/24/28 (a)	75,000	75,059
3.92%, 06/01/32 (a)	200,000	193,222
4.39%, 06/01/52 (a)	225,000	188,818
Alphabet, Inc.
0.80%, 08/15/27 (a)	325,000	313,566
3.88%, 11/15/28 (a)	585,000	579,729
3.70%, 02/15/29 (a)	850,000	836,451
4.00%, 05/15/30 (a)	325,000	320,349
1.10%, 08/15/30 (a)	675,000	592,211
4.10%, 11/15/30 (a)	770,000	757,903
4.10%, 02/15/31 (a)(c)	950,000	933,641
4.38%, 11/15/32 (a)	390,000	384,037
4.40%, 02/15/33 (a)	950,000	929,974
4.50%, 05/15/35 (a)	350,000	341,614
4.70%, 11/15/35 (a)	1,130,000	1,107,004
4.80%, 02/15/36 (a)	1,310,000	1,287,612
1.90%, 08/15/40 (a)	480,000	318,974
5.35%, 11/15/45 (a)	675,000	654,811
5.50%, 02/15/46 (a)	500,000	492,445
2.05%, 08/15/50 (a)	915,000	489,022
5.25%, 05/15/55 (a)	535,000	500,535
5.45%, 11/15/55 (a)	1,340,000	1,284,966
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.65%, 02/15/56 (a)	1,250,000	1,235,112
2.25%, 08/15/60 (a)	720,000	360,706
5.30%, 05/15/65 (a)	505,000	463,388
5.75%, 02/15/66 (a)	670,000	662,576
5.70%, 11/15/75 (a)	910,000	875,820
Amdocs Ltd.
2.54%, 06/15/30 (a)	220,000	198,427
Analog Devices, Inc.
4.25%, 06/15/28 (a)	250,000	249,303
1.70%, 10/01/28 (a)	240,000	226,073
4.50%, 06/15/30 (a)	250,000	249,378
2.10%, 10/01/31 (a)	350,000	308,266
5.05%, 04/01/34 (a)	150,000	151,655
2.80%, 10/01/41 (a)	280,000	203,633
5.30%, 12/15/45	100,000	96,314
2.95%, 10/01/51 (a)	410,000	264,819
5.30%, 04/01/54 (a)	175,000	166,870
Apple, Inc.
2.90%, 09/12/27 (a)	645,000	636,002
3.00%, 11/13/27 (a)	450,000	443,601
1.20%, 02/08/28 (a)	800,000	762,912
4.00%, 05/10/28 (a)	450,000	448,285
4.00%, 05/12/28 (a)	460,000	458,151
1.40%, 08/05/28 (a)	700,000	660,779
3.25%, 08/08/29	350,000	339,668
2.20%, 09/11/29 (a)	600,000	563,682
4.15%, 05/10/30 (a)	350,000	348,957
1.65%, 05/11/30 (a)	605,000	547,295
4.20%, 05/12/30 (a)	450,000	449,059
1.25%, 08/20/30	380,000	335,513
1.65%, 02/08/31 (a)	1,020,000	905,801
1.70%, 08/05/31 (a)	400,000	351,104
4.50%, 05/12/32 (a)	440,000	442,486
3.35%, 08/08/32	425,000	401,489
4.30%, 05/10/33 (a)	300,000	297,582
4.75%, 05/12/35 (a)	300,000	301,299
4.50%, 02/23/36 (c)	485,000	479,801
2.38%, 02/08/41 (a)	495,000	350,450
3.85%, 05/04/43	995,000	823,770
4.45%, 05/06/44	315,000	278,904
3.45%, 02/09/45	710,000	539,792
4.38%, 05/13/45	610,000	529,035
4.65%, 02/23/46	1,345,000	1,204,286
3.85%, 08/04/46 (a)	633,000	501,254
4.25%, 02/09/47 (a)	335,000	280,405
3.75%, 09/12/47 (a)	300,000	231,192
3.75%, 11/13/47 (a)	569,000	439,240
2.95%, 09/11/49 (a)	465,000	304,635
2.65%, 05/11/50 (a)	770,000	471,879
2.40%, 08/20/50	475,000	274,792
2.65%, 02/08/51 (a)	1,005,000	610,960
2.70%, 08/05/51 (a)	740,000	451,763
3.95%, 08/08/52	570,000	440,975
4.85%, 05/10/53 (a)	440,000	403,898
2.55%, 08/20/60	575,000	309,459
2.80%, 02/08/61 (a)	540,000	308,794
2.85%, 08/05/61 (a)	500,000	288,415
4.10%, 08/08/62	360,000	275,101
Applied Materials, Inc.
1.75%, 06/01/30 (a)	250,000	224,990
4.00%, 01/15/31 (a)	180,000	175,680
5.10%, 10/01/35	155,000	156,860
4.60%, 01/15/36 (a)	130,000	126,094
5.85%, 06/15/41	265,000	277,834
4.35%, 04/01/47 (a)	315,000	270,135
2.75%, 06/01/50 (a)	360,000	231,394
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	115,000	113,727
5.15%, 08/21/29 (a)	180,000	181,877
2.95%, 02/15/32 (a)	220,000	195,567
5.88%, 04/10/34 (a)	160,000	164,798
Atlassian Corp.
5.25%, 05/15/29 (a)	150,000	150,399
5.50%, 05/15/34 (a)	185,000	182,514
Autodesk, Inc.
2.85%, 01/15/30 (a)	60,000	56,354
2.40%, 12/15/31 (a)	420,000	368,336
5.30%, 06/15/35 (a)	160,000	160,053
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	330,000	314,972
1.25%, 09/01/30	350,000	307,930
4.75%, 05/08/32 (a)	325,000	325,621
4.45%, 09/09/34 (a)	275,000	268,059
5.00%, 05/07/36 (a)	330,000	327,697
Avnet, Inc.
6.25%, 03/15/28 (a)	150,000	153,318
3.00%, 05/15/31 (a)	185,000	167,754
5.50%, 06/01/32 (a)	150,000	151,836
Baidu, Inc.
3.63%, 07/06/27	200,000	198,282
4.38%, 03/29/28 (a)	390,000	388,970
4.88%, 11/14/28 (a)	200,000	201,418
2.38%, 08/23/31 (a)	255,000	229,847
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (a)	255,000	251,718
Broadcom, Inc.
1.95%, 02/15/28 (a)	275,000	264,660
4.80%, 04/15/28 (a)	300,000	301,842
4.00%, 04/15/29 (a)(e)	455,000	447,811
4.75%, 04/15/29 (a)	530,000	533,021
4.35%, 02/15/30 (a)	550,000	544,544
5.00%, 04/15/30 (a)	200,000	202,274
5.05%, 04/15/30 (a)	275,000	279,207
4.60%, 07/15/30 (a)	510,000	508,337
4.20%, 10/15/30 (a)	355,000	348,241
4.15%, 11/15/30 (a)	523,000	512,075
4.30%, 01/15/31 (a)	230,000	226,366
2.45%, 02/15/31 (a)	965,000	873,364
5.15%, 11/15/31 (a)	450,000	457,866
4.55%, 02/15/32 (a)	310,000	305,840
4.15%, 04/15/32 (a)(e)	485,000	466,837
5.20%, 04/15/32 (a)	450,000	458,725
4.90%, 07/15/32 (a)	510,000	511,581
4.30%, 11/15/32 (a)	640,000	620,019
4.60%, 01/15/33 (a)	390,000	382,820
2.60%, 02/15/33 (a)	1,120,000	973,683
3.42%, 04/15/33 (a)	835,000	761,328
3.47%, 04/15/34 (a)	945,000	848,563
4.80%, 10/15/34 (a)	535,000	523,990
5.20%, 07/15/35 (a)	730,000	732,657
3.14%, 11/15/35 (a)(e)	1,311,000	1,113,852
4.95%, 01/15/36 (a)	440,000	432,445
4.80%, 02/15/36 (a)	710,000	689,232
3.19%, 11/15/36 (a)(e)	912,000	764,128
3.50%, 02/15/41 (a)	1,180,000	943,445
3.75%, 02/15/51 (a)	550,000	408,166
5.70%, 01/15/56 (a)	400,000	396,800
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	275,000	258,101
2.60%, 05/01/31 (a)	290,000	259,327
5.75%, 05/15/36 (a)	185,000	185,172
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cadence Design Systems, Inc.
4.20%, 09/10/27	195,000	194,577
4.30%, 09/10/29 (a)	240,000	238,099
4.70%, 09/10/34 (a)	420,000	411,277
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28 (a)	205,000	202,737
3.28%, 12/01/28 (a)	240,000	230,719
3.25%, 02/15/29 (a)	265,000	253,486
5.10%, 03/01/30 (a)	220,000	219,525
3.57%, 12/01/31 (a)	365,000	335,431
5.55%, 08/22/34 (a)	180,000	177,853
CGI, Inc.
4.95%, 03/14/30 (a)	305,000	303,990
2.30%, 09/14/31 (a)	175,000	152,108
Cisco Systems, Inc.
4.55%, 02/24/28 (a)	300,000	301,227
4.85%, 02/26/29 (a)	930,000	939,970
4.75%, 02/24/30 (a)	335,000	338,119
4.95%, 02/26/31 (a)	845,000	859,044
4.95%, 02/24/32 (a)	300,000	303,759
5.05%, 02/26/34 (a)	860,000	867,688
5.10%, 02/24/35 (a)	475,000	479,949
5.90%, 02/15/39	625,000	662,475
5.50%, 01/15/40	690,000	703,303
5.30%, 02/26/54 (a)	620,000	586,570
5.50%, 02/24/55 (a)	220,000	214,845
5.35%, 02/26/64 (a)	365,000	341,279
Concentrix Corp.
6.60%, 08/02/28 (a)(c)	345,000	343,993
6.50%, 03/01/29 (a)(c)	180,000	173,763
6.85%, 08/02/33 (a)(c)	190,000	168,895
Corning, Inc.
4.70%, 03/15/37	140,000	134,351
5.75%, 08/15/40	115,000	117,780
4.75%, 03/15/42	160,000	146,651
5.35%, 11/15/48 (a)	165,000	157,372
3.90%, 11/15/49 (a)	180,000	137,365
4.38%, 11/15/57 (a)	255,000	204,625
5.85%, 11/15/68 (a)	125,000	123,533
5.45%, 11/15/79 (a)	345,000	320,388
Dell International LLC/EMC Corp.
6.10%, 07/15/27 (a)	150,000	152,535
5.25%, 02/01/28 (a)	475,000	480,177
4.75%, 04/01/28 (a)	300,000	300,939
4.15%, 02/15/29 (a)	220,000	217,540
5.30%, 10/01/29 (a)	575,000	584,758
4.35%, 02/01/30 (a)	215,000	212,276
5.00%, 04/01/30 (a)	310,000	312,778
6.20%, 07/15/30 (a)	225,000	236,111
4.50%, 02/15/31 (a)	370,000	365,116
4.75%, 07/15/31 (a)	300,000	298,293
5.30%, 04/01/32 (a)	300,000	305,100
4.75%, 10/06/32 (a)	370,000	365,708
5.75%, 02/01/33 (a)	330,000	343,061
5.00%, 02/15/34 (a)	250,000	246,903
5.40%, 04/15/34 (a)	400,000	405,816
4.85%, 02/01/35 (a)	350,000	341,729
5.50%, 04/01/35 (a)	250,000	254,980
5.10%, 02/15/36 (a)	370,000	364,783
8.10%, 07/15/36 (a)	310,000	368,974
5.25%, 02/15/37 (a)	400,000	394,028
3.38%, 12/15/41 (a)	300,000	229,224
8.35%, 07/15/46 (a)	138,000	174,680
3.45%, 12/15/51 (a)	255,000	178,314
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dell, Inc.
7.10%, 04/15/28	150,000	156,753
6.50%, 04/15/38	185,000	199,208
DXC Technology Co.
2.38%, 09/15/28 (a)	225,000	212,051
Equifax, Inc.
5.10%, 12/15/27 (a)	325,000	327,064
5.10%, 06/01/28 (a)	225,000	226,845
3.10%, 05/15/30 (a)	250,000	234,640
2.35%, 09/15/31 (a)	355,000	312,443
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30 (a)	500,000	494,195
4.70%, 03/15/33 (a)	200,000	194,984
5.50%, 06/15/34 (a)	330,000	335,115
Equinix, Inc.
1.80%, 07/15/27 (a)	185,000	179,913
1.55%, 03/15/28 (a)	215,000	204,435
2.00%, 05/15/28 (a)	185,000	176,599
3.20%, 11/18/29 (a)	350,000	333,315
2.15%, 07/15/30 (a)	350,000	315,619
2.50%, 05/15/31 (a)	355,000	318,112
3.90%, 04/15/32 (a)	350,000	330,855
3.00%, 07/15/50 (a)	195,000	124,420
2.95%, 09/15/51 (a)	310,000	194,885
3.40%, 02/15/52 (a)(c)	200,000	136,216
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	160,000	144,192
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (a)	280,000	266,420
4.45%, 03/10/28	695,000	692,588
4.55%, 03/10/29 (a)	700,000	694,701
3.75%, 05/21/29 (a)	200,000	194,308
2.25%, 03/01/31 (a)	340,000	301,464
4.80%, 03/10/31 (a)	500,000	494,705
5.10%, 07/15/32 (a)	225,000	225,167
3.10%, 03/01/41 (a)	290,000	211,024
4.50%, 08/15/46 (a)	125,000	102,221
Fiserv, Inc.
5.45%, 03/02/28 (a)	555,000	560,483
5.38%, 08/21/28 (a)	245,000	247,609
4.20%, 10/01/28 (a)	335,000	330,464
3.50%, 07/01/29 (a)	960,000	921,552
4.75%, 03/15/30 (a)	50,000	49,520
4.55%, 02/15/31 (a)	400,000	390,748
5.35%, 03/15/31 (a)	295,000	297,212
5.60%, 03/02/33 (a)	295,000	298,221
5.63%, 08/21/33 (a)	430,000	434,975
5.45%, 03/15/34 (a)	225,000	223,304
5.15%, 08/12/34 (a)	335,000	325,660
5.25%, 08/11/35 (a)(c)	445,000	433,808
Flex Ltd.
6.00%, 01/15/28 (a)	105,000	106,788
4.88%, 06/15/29 (a)	250,000	250,385
4.88%, 05/12/30 (a)	325,000	324,594
5.25%, 01/15/32 (a)	90,000	90,124
5.38%, 11/13/35 (a)	180,000	177,637
Fortinet, Inc.
2.20%, 03/15/31 (a)	235,000	210,020
Gartner, Inc.
4.95%, 03/20/31 (a)	110,000	107,399
5.60%, 11/20/35 (a)	240,000	227,179
Genpact Luxembourg SARL/Genpact USA, Inc.
6.00%, 06/04/29 (a)	125,000	127,866
Genpact U.K. Finco PLC/Genpact USA, Inc.
4.95%, 11/18/30 (a)	135,000	133,021
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Global Payments, Inc.
4.55%, 03/15/28	150,000	149,408
4.45%, 06/01/28 (a)	170,000	168,618
4.50%, 11/15/28 (a)	530,000	523,767
3.20%, 08/15/29 (a)	425,000	401,383
5.30%, 08/15/29	375,000	377,486
2.90%, 05/15/30 (a)	330,000	302,973
4.88%, 11/15/30 (a)	570,000	560,310
2.90%, 11/15/31 (a)	200,000	176,268
5.40%, 08/15/32	200,000	199,058
5.20%, 11/15/32 (a)	360,000	351,360
5.55%, 11/15/35 (a)	555,000	537,895
4.15%, 08/15/49 (a)	370,000	269,904
5.95%, 08/15/52	235,000	222,453
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	435,000	432,629
4.40%, 09/25/27 (a)	450,000	449,131
5.25%, 07/01/28 (a)	190,000	192,400
4.15%, 09/15/28 (a)	420,000	415,897
4.60%, 03/23/29 (a)	225,000	224,651
4.55%, 10/15/29 (a)	515,000	512,131
4.40%, 10/15/30 (a)	300,000	294,627
4.85%, 10/15/31 (a)	345,000	343,561
5.25%, 04/01/33 (a)	200,000	200,776
5.00%, 10/15/34 (a)	770,000	754,962
6.20%, 10/15/35 (a)	225,000	241,796
6.35%, 10/15/45 (a)	460,000	471,831
5.60%, 10/15/54 (a)	565,000	524,625
HP, Inc.
4.75%, 01/15/28 (a)	285,000	285,750
4.00%, 04/15/29 (a)	395,000	387,341
5.40%, 04/25/30 (a)	150,000	152,841
3.40%, 06/17/30 (a)	200,000	189,700
2.65%, 06/17/31 (a)	505,000	451,682
4.20%, 04/15/32 (a)	230,000	219,650
5.50%, 01/15/33 (a)(c)	460,000	469,959
6.00%, 09/15/41 (c)	375,000	377,430
IBM International Capital Pte. Ltd.
4.60%, 02/05/29 (a)	150,000	150,071
4.75%, 02/05/31 (a)	150,000	150,057
4.90%, 02/05/34 (a)	300,000	296,565
5.25%, 02/05/44 (a)	320,000	297,270
5.30%, 02/05/54 (a)	515,000	463,119
Intel Corp.
3.75%, 08/05/27	475,000	471,466
4.88%, 02/10/28 (a)	555,000	557,203
1.60%, 08/12/28 (a)	310,000	291,716
4.00%, 08/05/29	315,000	309,226
2.45%, 11/15/29 (a)	680,000	632,801
5.13%, 02/10/30 (a)	365,000	369,416
3.90%, 03/25/30 (a)	495,000	480,709
5.00%, 02/21/31 (a)	175,000	176,468
4.65%, 06/01/31 (a)	250,000	247,598
2.00%, 08/12/31 (a)	435,000	379,342
4.15%, 08/05/32	425,000	407,613
4.00%, 12/15/32	195,000	184,265
5.20%, 02/10/33 (a)	710,000	718,030
5.00%, 08/15/33 (a)	250,000	248,120
5.15%, 02/21/34	330,000	330,333
5.30%, 05/15/36 (a)	900,000	895,140
4.60%, 03/25/40 (a)	285,000	256,965
2.80%, 08/12/41 (a)	190,000	133,048
4.80%, 10/01/41	295,000	264,234
4.25%, 12/15/42	290,000	240,375
5.63%, 02/10/43 (a)	455,000	442,542
4.90%, 07/29/45	295,000	256,747
4.10%, 05/19/46 (a)	460,000	356,850
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.10%, 05/11/47 (a)	265,000	202,357
3.73%, 12/08/47 (a)	540,000	389,205
3.25%, 11/15/49 (a)	730,000	475,756
4.75%, 03/25/50 (a)	815,000	676,409
3.05%, 08/12/51 (a)	465,000	291,499
4.90%, 08/05/52	590,000	495,854
5.70%, 02/10/53 (a)	605,000	571,011
5.60%, 02/21/54 (a)	465,000	434,826
6.13%, 05/15/56 (a)	555,000	554,928
3.10%, 02/15/60 (a)	395,000	225,355
4.95%, 03/25/60 (a)	365,000	303,300
3.20%, 08/12/61 (a)	225,000	131,112
5.05%, 08/05/62	200,000	167,158
5.90%, 02/10/63 (a)	280,000	268,097
6.20%, 05/15/66 (a)	210,000	209,101
International Business Machines Corp.
4.15%, 07/27/27 (a)	265,000	264,587
6.50%, 01/15/28	125,000	128,818
4.50%, 02/06/28 (a)	375,000	375,214
4.65%, 02/10/28 (a)	335,000	335,921
4.00%, 02/03/29 (a)	155,000	153,118
3.50%, 05/15/29	1,065,000	1,035,180
4.80%, 02/10/30 (a)	300,000	301,647
1.95%, 05/15/30 (a)	440,000	398,046
4.30%, 02/03/31 (a)	175,000	172,134
2.72%, 02/09/32 (a)	280,000	250,869
5.00%, 02/10/32 (a)	270,000	271,558
4.40%, 07/27/32 (a)	300,000	291,540
5.88%, 11/29/32	150,000	158,676
4.60%, 02/03/33 (a)	245,000	239,978
4.75%, 02/06/33 (a)	340,000	338,171
5.20%, 02/10/35 (a)	285,000	286,109
4.95%, 02/03/36 (a)	410,000	400,004
4.15%, 05/15/39	550,000	479,127
5.60%, 11/30/39	340,000	342,594
2.85%, 05/15/40 (a)	250,000	183,048
4.00%, 06/20/42	375,000	306,821
4.70%, 02/19/46	210,000	180,317
4.25%, 05/15/49	1,000,000	783,010
2.95%, 05/15/50 (a)	240,000	149,146
3.43%, 02/09/52 (a)	250,000	166,150
4.90%, 07/27/52 (a)	285,000	242,042
5.10%, 02/06/53 (a)	190,000	167,213
5.70%, 02/10/55 (a)	340,000	325,706
5.80%, 02/03/56 (a)	225,000	218,297
7.13%, 12/01/96	100,000	113,468
Intuit, Inc.
1.35%, 07/15/27 (a)	260,000	252,156
5.13%, 09/15/28 (a)	250,000	252,903
1.65%, 07/15/30 (a)	310,000	275,609
5.20%, 09/15/33 (a)	500,000	502,060
5.50%, 06/15/36 (a)	300,000	299,010
5.50%, 09/15/53 (a)	365,000	328,405
Jabil, Inc.
3.95%, 01/12/28 (a)	180,000	178,166
4.20%, 02/01/29 (a)	160,000	157,648
5.45%, 02/01/29 (a)	120,000	121,932
3.60%, 01/15/30 (a)	180,000	172,429
3.00%, 01/15/31 (a)	275,000	252,775
4.75%, 02/01/33 (a)	150,000	146,451
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	140,000	135,135
2.00%, 12/10/30 (a)	240,000	211,279
5.95%, 03/15/41	110,000	110,289
Keysight Technologies, Inc.
3.00%, 10/30/29 (a)	175,000	166,063
5.35%, 07/30/30 (a)	385,000	392,569
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
KLA Corp.
4.10%, 03/15/29 (a)	259,000	256,615
4.65%, 07/15/32 (a)	335,000	334,534
4.70%, 02/01/34 (a)	225,000	222,372
5.00%, 03/15/49 (a)	125,000	114,453
3.30%, 03/01/50 (a)	265,000	183,772
4.95%, 07/15/52 (a)	455,000	413,026
5.25%, 07/15/62 (a)	370,000	343,970
Kyndryl Holdings, Inc.
2.70%, 10/15/28 (a)	140,000	131,596
3.15%, 10/15/31 (a)	200,000	166,906
6.35%, 02/20/34 (a)(c)	220,000	207,731
4.10%, 10/15/41 (a)	200,000	142,536
Lam Research Corp.
4.00%, 03/15/29 (a)	310,000	306,602
1.90%, 06/15/30 (a)	250,000	226,328
4.88%, 03/15/49 (a)	270,000	246,056
2.88%, 06/15/50 (a)	225,000	144,909
3.13%, 06/15/60 (a)	275,000	172,026
Leidos, Inc.
4.10%, 03/15/29 (a)	150,000	147,617
4.38%, 05/15/30 (a)	385,000	377,346
2.30%, 02/15/31 (a)	400,000	355,904
5.40%, 03/15/32 (a)	100,000	101,360
5.75%, 03/15/33 (a)	185,000	190,493
5.50%, 03/15/35 (a)	150,000	151,421
5.00%, 03/15/36 (a)	200,000	192,784
Marvell Technology, Inc.
2.45%, 04/15/28 (a)	340,000	327,593
4.88%, 06/22/28 (a)	244,000	245,161
5.75%, 02/15/29 (a)	115,000	117,985
4.75%, 07/15/30 (a)	155,000	154,693
2.95%, 04/15/31 (a)	175,000	160,844
5.95%, 09/15/33 (a)	130,000	136,647
5.45%, 07/15/35 (a)	255,000	258,654
5.30%, 04/15/36 (a)	300,000	298,569
Mastercard, Inc.
4.10%, 01/15/28 (a)	200,000	199,520
3.50%, 02/26/28 (a)	180,000	177,957
4.88%, 03/09/28 (a)	220,000	221,714
4.55%, 03/15/28 (a)	310,000	311,104
4.33%, 06/08/28	450,000	449,847
2.95%, 06/01/29 (a)	320,000	308,227
4.43%, 06/08/29 (a)	375,000	374,546
3.35%, 03/26/30 (a)	400,000	384,788
1.90%, 03/15/31 (a)	165,000	146,743
4.60%, 06/08/31 (a)	450,000	449,280
2.00%, 11/18/31 (a)	270,000	238,542
4.35%, 01/15/32 (a)	320,000	315,446
4.95%, 03/15/32 (a)	385,000	391,002
4.85%, 03/09/33 (a)	500,000	504,050
4.88%, 05/09/34 (a)	325,000	325,894
4.55%, 01/15/35 (a)	350,000	341,180
3.80%, 11/21/46 (a)	200,000	156,748
3.95%, 02/26/48 (a)	150,000	118,731
3.65%, 06/01/49 (a)	385,000	287,684
3.85%, 03/26/50 (a)	575,000	445,510
2.95%, 03/15/51 (a)	250,000	162,790
Microchip Technology, Inc.
4.90%, 03/15/28	300,000	301,488
5.05%, 03/15/29 (a)	255,000	256,981
5.05%, 02/15/30 (a)	400,000	401,768
Micron Technology, Inc.
2.70%, 04/15/32 (a)	275,000	246,518
3.37%, 11/01/41 (a)	200,000	156,226
3.48%, 11/01/51 (a)	215,000	153,385
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Microsoft Corp.
1.35%, 09/15/30 (a)	180,000	159,984
3.50%, 02/12/35	525,000	483,887
4.20%, 11/03/35 (c)	200,000	193,918
3.45%, 08/08/36 (a)	620,000	553,251
4.10%, 02/06/37 (a)	380,000	358,177
5.20%, 06/01/39	235,000	241,178
4.50%, 10/01/40	140,000	132,776
5.30%, 02/08/41	300,000	305,331
3.50%, 11/15/42	145,000	116,551
3.75%, 02/12/45	115,000	92,627
4.45%, 11/03/45	235,000	207,345
3.70%, 08/08/46 (a)	535,000	417,327
4.25%, 02/06/47 (a)	410,000	347,541
4.50%, 06/15/47 (a)	283,000	247,619
2.53%, 06/01/50 (a)	2,020,000	1,202,466
2.50%, 09/15/50 (a)	470,000	277,808
2.92%, 03/17/52 (a)	1,809,000	1,148,968
4.00%, 02/12/55	185,000	143,038
3.95%, 08/08/56 (a)	325,000	246,893
4.50%, 02/06/57 (a)	400,000	338,820
2.68%, 06/01/60 (a)	1,100,000	607,607
3.04%, 03/17/62 (a)	641,000	386,273
Mobility Global, Inc.
5.05%, 06/15/29 (a)(e)	210,000	210,426
5.45%, 06/15/31 (a)(e)	220,000	222,477
6.05%, 06/15/36 (a)(e)	230,000	232,613
Moody's Corp.
3.25%, 01/15/28 (a)	100,000	98,513
4.25%, 02/01/29 (a)	320,000	318,016
2.00%, 08/19/31 (a)	215,000	189,185
5.00%, 08/05/34 (a)	150,000	150,179
2.75%, 08/19/41 (a)	195,000	138,594
5.25%, 07/15/44	175,000	165,414
4.88%, 12/17/48 (a)	150,000	132,621
3.25%, 05/20/50 (a)	100,000	67,069
3.75%, 02/25/52 (a)	185,000	135,744
3.10%, 11/29/61 (a)	260,000	155,688
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	275,000	275,690
5.00%, 04/15/29 (a)	265,000	267,857
4.60%, 05/23/29 (a)	225,000	224,480
4.85%, 08/15/30 (a)	170,000	170,536
2.30%, 11/15/30 (a)	275,000	248,020
2.75%, 05/24/31 (a)	345,000	313,788
5.60%, 06/01/32 (a)	180,000	185,305
5.20%, 08/15/32 (a)	150,000	151,484
5.40%, 04/15/34 (a)	215,000	217,709
5.55%, 08/15/35 (a)	260,000	264,737
5.50%, 09/01/44	165,000	159,796
MSCI, Inc.
5.25%, 09/01/35 (a)	435,000	425,982
5.15%, 03/15/36 (a)	150,000	145,107
NetApp, Inc.
2.70%, 06/22/30 (a)	250,000	230,440
5.50%, 03/17/32 (a)	190,000	194,248
5.70%, 03/17/35 (a)	200,000	204,932
Nokia OYJ
6.63%, 05/15/39	225,000	238,952
NVIDIA Corp.
1.55%, 06/15/28 (a)	365,000	346,093
4.25%, 06/15/28	1,000,000	998,130
4.35%, 06/15/29 (a)	1,250,000	1,246,500
2.85%, 04/01/30 (a)	455,000	430,489
2.00%, 06/15/31 (a)	330,000	294,489
4.50%, 06/15/31 (a)	1,250,000	1,246,050
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 06/15/33 (a)	1,250,000	1,246,587
4.95%, 06/15/36 (a)	1,250,000	1,239,450
3.50%, 04/01/40 (a)	350,000	290,951
5.55%, 06/15/46 (a)	1,000,000	993,090
3.50%, 04/01/50 (a)	675,000	494,606
5.63%, 06/15/56 (a)	1,250,000	1,241,875
3.70%, 04/01/60 (a)	175,000	126,651
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)	130,000	132,360
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 08/19/28 (a)	375,000	372,420
4.30%, 06/18/29 (a)	320,000	316,602
3.40%, 05/01/30 (a)	275,000	262,006
2.50%, 05/11/31 (a)	315,000	282,750
2.65%, 02/15/32 (a)	300,000	265,746
4.85%, 08/19/32 (a)	160,000	158,120
5.00%, 01/15/33 (a)	305,000	304,088
5.25%, 08/19/35 (a)	210,000	210,151
3.25%, 05/11/41 (a)	300,000	227,586
3.13%, 02/15/42 (a)	95,000	69,060
3.25%, 11/30/51 (a)	150,000	99,543
Oracle Corp.
3.25%, 11/15/27 (a)	980,000	960,694
2.30%, 03/25/28 (a)	745,000	713,166
4.50%, 05/06/28 (a)	260,000	258,393
4.80%, 08/03/28 (a)	540,000	539,109
4.55%, 02/04/29 (a)	1,110,000	1,094,660
4.20%, 09/27/29 (a)	490,000	476,579
6.15%, 11/09/29 (a)	380,000	391,073
2.95%, 04/01/30 (a)	1,000,000	920,720
4.65%, 05/06/30 (a)	200,000	196,230
3.25%, 05/15/30	230,000	213,930
4.45%, 09/26/30 (a)	910,000	878,632
4.95%, 02/04/31 (a)	1,200,000	1,175,604
2.88%, 03/25/31 (a)	1,055,000	942,885
5.25%, 02/03/32 (a)	410,000	404,116
4.80%, 09/26/32 (a)	960,000	913,718
6.25%, 11/09/32 (a)	720,000	740,218
4.90%, 02/06/33 (a)	490,000	465,299
5.35%, 05/04/33 (a)	950,000	922,896
4.30%, 07/08/34	570,000	508,959
4.70%, 09/27/34 (a)	570,000	522,565
3.90%, 05/15/35	445,000	378,335
5.50%, 08/03/35 (a)	600,000	574,362
5.20%, 09/26/35 (a)	1,340,000	1,254,642
5.70%, 02/04/36 (a)	1,500,000	1,454,880
3.85%, 07/15/36 (a)	405,000	336,539
3.80%, 11/15/37 (a)	535,000	428,920
6.50%, 04/15/38	525,000	529,468
6.13%, 07/08/39	515,000	496,929
3.60%, 04/01/40 (a)	870,000	634,891
5.38%, 07/15/40	650,000	573,625
3.65%, 03/25/41 (a)	880,000	632,632
4.50%, 07/08/44	335,000	250,111
4.13%, 05/15/45	695,000	484,985
5.88%, 09/26/45 (a)	805,000	705,526
6.55%, 02/04/46 (a)	825,000	778,635
4.00%, 07/15/46 (a)	975,000	659,041
4.00%, 11/15/47 (a)	710,000	473,293
3.60%, 04/01/50 (a)	1,465,000	890,661
3.95%, 03/25/51 (a)	1,105,000	708,128
6.90%, 11/09/52 (a)	835,000	801,308
5.55%, 02/06/53 (a)	730,000	588,708
5.38%, 09/27/54 (a)	580,000	454,633
4.38%, 05/15/55	420,000	280,829
6.00%, 08/03/55 (a)	580,000	494,578
5.95%, 09/26/55 (a)	1,125,000	956,700
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.70%, 02/04/56 (a)	1,840,000	1,733,041
3.85%, 04/01/60 (a)	1,140,000	670,012
4.10%, 03/25/61 (a)	535,000	327,447
5.50%, 09/27/64 (a)	415,000	321,015
6.13%, 08/03/65 (a)	335,000	281,802
6.10%, 09/26/65 (a)	660,000	552,334
6.85%, 02/04/66 (a)	975,000	908,739
Paychex, Inc.
5.10%, 04/15/30 (a)	400,000	403,396
5.35%, 04/15/32 (a)	450,000	455,467
5.60%, 04/15/35 (a)(c)	400,000	404,104
PayPal Holdings, Inc.
4.45%, 03/06/28 (a)	280,000	279,812
4.55%, 06/01/28	210,000	210,128
2.85%, 10/01/29 (a)	425,000	401,128
2.30%, 06/01/30 (a)	300,000	273,795
4.95%, 06/01/31 (a)	280,000	279,983
4.40%, 06/01/32 (a)	430,000	418,403
5.15%, 06/01/34 (a)	320,000	318,304
5.10%, 04/01/35 (a)	150,000	147,986
5.55%, 06/01/36 (a)	160,000	160,090
3.25%, 06/01/50 (a)	305,000	197,908
5.05%, 06/01/52 (a)(c)	210,000	180,235
5.50%, 06/01/54 (a)	165,000	151,130
5.25%, 06/01/62 (a)	220,000	192,262
Qorvo, Inc.
4.38%, 10/15/29 (a)	310,000	299,178
QUALCOMM, Inc.
1.30%, 05/20/28 (a)	354,000	334,615
2.15%, 05/20/30 (a)	450,000	411,885
4.50%, 05/20/30 (a)	210,000	209,985
1.65%, 05/20/32 (a)	480,000	406,882
4.25%, 05/20/32 (a)	260,000	255,190
5.40%, 05/20/33 (a)	165,000	170,879
4.65%, 05/20/35	300,000	293,778
4.80%, 05/20/45	475,000	424,189
4.30%, 05/20/47 (a)	460,000	374,932
3.25%, 05/20/50 (a)	485,000	327,908
4.50%, 05/20/52 (a)	335,000	277,196
6.00%, 05/20/53 (a)	435,000	444,787
RELX Capital, Inc.
4.00%, 03/18/29 (a)	285,000	280,446
4.75%, 03/27/30 (a)	225,000	225,446
3.00%, 05/22/30 (a)	200,000	187,894
4.75%, 05/20/32 (a)	220,000	218,504
5.25%, 03/27/35 (a)	340,000	342,972
Roper Technologies, Inc.
1.40%, 09/15/27 (a)	205,000	197,831
4.20%, 09/15/28 (a)	250,000	248,203
4.25%, 09/15/28 (a)	150,000	148,875
2.95%, 09/15/29 (a)	220,000	208,714
4.50%, 10/15/29 (a)	45,000	44,757
2.00%, 06/30/30 (a)	100,000	89,762
4.45%, 09/15/30 (a)	165,000	162,863
1.75%, 02/15/31 (a)	315,000	274,182
4.75%, 02/15/32 (a)	150,000	148,458
4.90%, 10/15/34 (a)	290,000	280,323
5.10%, 09/15/35 (a)	440,000	427,632
S&P Global, Inc.
4.75%, 08/01/28 (a)	260,000	261,357
2.95%, 03/01/29 (a)	445,000	427,449
4.25%, 05/01/29 (a)	240,000	238,294
1.25%, 08/15/30 (a)	280,000	244,726
4.25%, 01/15/31 (a)(e)	215,000	210,616
2.90%, 03/01/32 (a)	490,000	444,450
5.25%, 09/15/33 (a)	330,000	337,154
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 12/04/35 (a)(e)	230,000	224,544
3.25%, 12/01/49 (a)	205,000	142,647
3.70%, 03/01/52 (a)	325,000	241,270
2.30%, 08/15/60	255,000	125,445
3.90%, 03/01/62 (a)	200,000	144,426
Salesforce, Inc.
4.50%, 03/15/28 (a)	1,000,000	999,090
3.70%, 04/11/28 (a)	510,000	503,452
1.50%, 07/15/28 (a)	330,000	310,751
4.65%, 03/15/29 (a)	1,525,000	1,524,558
1.95%, 07/15/31 (a)	450,000	392,008
4.90%, 09/15/31 (a)	1,250,000	1,247,325
5.20%, 03/15/33 (a)	900,000	901,944
5.55%, 03/15/36 (a)	1,505,000	1,501,207
2.70%, 07/15/41 (a)	440,000	300,291
6.40%, 03/15/46 (a)	400,000	403,844
2.90%, 07/15/51 (a)	730,000	426,269
6.55%, 03/15/56 (a)	1,250,000	1,251,950
3.05%, 07/15/61 (a)	580,000	325,513
6.70%, 03/15/66 (a)	300,000	302,613
ServiceNow, Inc.
4.25%, 05/15/28	250,000	249,235
1.40%, 09/01/30 (a)	765,000	670,744
4.70%, 08/15/31 (a)	200,000	199,024
5.05%, 05/15/33 (a)	210,000	209,851
5.40%, 05/15/36 (a)	410,000	409,742
6.30%, 05/15/56 (a)	250,000	254,562
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	200,000	179,644
Sony Group Corp.
4.66%, 06/30/31 (a)	150,000	150,171
5.09%, 06/30/36 (a)	150,000	150,029
Synopsys, Inc.
4.65%, 04/01/28 (a)	295,000	295,442
4.85%, 04/01/30 (a)	675,000	676,289
5.00%, 04/01/32 (a)	545,000	546,090
5.15%, 04/01/35 (a)	820,000	816,179
5.70%, 04/01/55 (a)	665,000	645,742
TD SYNNEX Corp.
2.38%, 08/09/28 (a)	250,000	237,838
4.30%, 01/17/29 (a)	200,000	197,476
2.65%, 08/09/31 (a)	110,000	97,944
6.10%, 04/12/34 (a)	240,000	249,859
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	235,000	215,107
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	200,000	192,292
2.75%, 04/01/31 (a)	305,000	278,758
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	235,000	211,693
Texas Instruments, Inc.
2.90%, 11/03/27 (a)	310,000	304,894
4.60%, 02/15/28 (a)	150,000	150,669
4.60%, 02/08/29 (a)	225,000	226,517
2.25%, 09/04/29 (a)	350,000	327,638
1.75%, 05/04/30 (a)	450,000	406,705
4.50%, 05/23/30 (a)	150,000	150,029
3.65%, 08/16/32	280,000	266,101
4.90%, 03/14/33 (a)	355,000	359,690
4.85%, 02/08/34 (a)	200,000	200,752
5.10%, 05/23/35 (a)	200,000	201,714
3.88%, 03/15/39 (a)	190,000	166,324
4.15%, 05/15/48 (a)	510,000	419,082
2.70%, 09/15/51 (a)	125,000	76,580
4.10%, 08/16/52	115,000	91,668
5.00%, 03/14/53 (a)	285,000	260,707
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.15%, 02/08/54	225,000	211,561
5.05%, 05/18/63 (a)	480,000	428,832
TR Finance LLC
5.50%, 08/15/35	185,000	187,348
5.85%, 04/15/40	125,000	124,331
5.65%, 11/23/43 (a)	120,000	118,082
Trimble, Inc.
4.90%, 06/15/28 (a)	175,000	175,074
6.10%, 03/15/33 (a)	350,000	365,554
TSMC Arizona Corp.
4.13%, 04/22/29 (a)	220,000	218,348
2.50%, 10/25/31 (a)	350,000	316,554
4.25%, 04/22/32 (a)	335,000	330,504
3.13%, 10/25/41 (a)	260,000	210,772
3.25%, 10/25/51 (a)	295,000	222,226
4.50%, 04/22/52 (a)(c)	380,000	354,061
VeriSign, Inc.
4.75%, 07/15/27 (a)	200,000	200,178
2.70%, 06/15/31 (a)	375,000	336,941
5.10%, 07/15/31 (a)	175,000	175,553
5.25%, 06/01/32 (a)	130,000	130,736
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	300,000	296,436
5.75%, 04/01/33 (a)	200,000	207,458
5.25%, 06/05/34 (a)	230,000	229,913
5.25%, 03/15/35 (a)	235,000	233,762
5.50%, 06/15/45	205,000	195,148
3.63%, 05/15/50 (a)	275,000	194,739
Visa, Inc.
0.75%, 08/15/27 (a)	240,000	231,074
2.75%, 09/15/27 (a)	315,000	309,576
3.80%, 02/12/29 (a)	275,000	271,639
2.05%, 04/15/30 (a)	560,000	515,015
4.10%, 02/12/31 (a)	250,000	247,408
1.10%, 02/15/31	330,000	285,562
4.40%, 02/12/33 (a)	200,000	196,994
4.15%, 12/14/35	530,000	505,938
4.70%, 02/12/36 (a)	200,000	197,640
2.70%, 04/15/40 (a)	260,000	197,423
4.30%, 12/14/45	925,000	793,835
3.65%, 09/15/47 (a)	310,000	239,267
2.00%, 08/15/50	425,000	228,178
VMware LLC
1.80%, 08/15/28 (a)	265,000	250,748
4.70%, 05/15/30 (a)	200,000	200,284
2.20%, 08/15/31 (a)	535,000	471,346
Western Union Co.
2.75%, 03/15/31 (a)	190,000	171,386
6.20%, 11/17/36 (c)	200,000	207,056
Workday, Inc.
3.70%, 04/01/29 (a)	280,000	272,171
3.80%, 04/01/32 (a)	375,000	349,335
Xilinx, Inc.
2.38%, 06/01/30 (a)	300,000	276,531
		261,004,866
Transportation 0.5%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	163,126	160,857
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	106,899	105,076
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	143,310	139,165
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 04/15/30	156,448	150,822
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	153,225	149,367
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31	85,053	81,701
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	171,978	161,487
American Airlines 2021-1 Class AA Pass-Through Trust
2.88%, 01/11/36	239,634	214,626
American Airlines 2025-1 Class A Pass Through Trust
4.90%, 11/11/39	200,000	194,532
American Airlines Pass-Through Trust
5.25%, 05/10/40	235,000	233,198
Burlington Northern Santa Fe LLC
6.20%, 08/15/36	50,000	54,588
6.15%, 05/01/37	105,000	114,593
5.75%, 05/01/40	165,000	171,989
5.05%, 03/01/41	200,000	193,842
5.40%, 06/01/41	150,000	150,441
4.95%, 09/15/41	415,000	398,674
4.40%, 03/15/42	265,000	235,670
4.38%, 09/01/42	230,000	202,950
4.45%, 03/15/43	70,000	62,131
5.15%, 09/01/43	200,000	192,418
4.90%, 04/01/44	350,000	325,258
4.55%, 09/01/44	235,000	207,686
4.15%, 04/01/45	350,000	291,126
4.70%, 09/01/45	250,000	223,495
3.90%, 08/01/46 (a)	225,000	177,694
4.13%, 06/15/47 (a)	250,000	204,227
4.05%, 06/15/48 (a)	70,000	55,962
4.15%, 12/15/48 (a)	330,000	267,448
3.55%, 02/15/50 (a)	305,000	222,019
3.05%, 02/15/51 (a)	400,000	261,832
3.30%, 09/15/51 (a)	350,000	239,981
2.88%, 06/15/52 (a)	215,000	134,323
4.45%, 01/15/53 (a)	355,000	295,506
5.20%, 04/15/54 (a)	490,000	456,401
5.50%, 03/15/55 (a)	390,000	379,053
5.55%, 03/15/56 (a)	315,000	308,750
5.80%, 03/15/56 (a)	315,000	318,925
Canadian National Railway Co.
6.90%, 07/15/28	210,000	219,742
4.35%, 05/12/29 (a)	100,000	99,391
4.20%, 03/12/31 (a)	90,000	88,182
3.85%, 08/05/32	300,000	285,612
5.85%, 11/01/33 (a)	215,000	229,794
4.38%, 09/18/34 (a)	285,000	275,327
4.75%, 11/12/35 (a)	120,000	117,541
4.95%, 05/12/36 (a)	150,000	149,175
6.38%, 11/15/37	150,000	166,424
3.20%, 08/02/46 (a)	175,000	125,143
3.65%, 02/03/48 (a)	235,000	177,655
4.45%, 01/20/49 (a)	205,000	174,562
2.45%, 05/01/50 (a)	175,000	103,628
4.40%, 08/05/52	250,000	210,312
6.13%, 11/01/53 (a)	185,000	197,290
Canadian Pacific Railway Co.
4.00%, 06/01/28 (a)	170,000	168,613
4.00%, 03/15/29 (a)	210,000	206,917
2.88%, 11/15/29 (a)	300,000	284,484
2.05%, 03/05/30 (a)	245,000	223,932
7.13%, 10/15/31	95,000	105,055
2.45%, 12/02/31 (a)	470,000	418,088
5.20%, 03/30/35 (a)	210,000	212,467
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 09/15/35	145,000	142,503
5.95%, 05/15/37	195,000	206,429
3.00%, 12/02/41 (a)	400,000	296,760
4.30%, 05/15/43 (a)	125,000	107,861
4.80%, 08/01/45	160,000	144,333
4.95%, 08/15/45 (a)	160,000	147,154
4.70%, 05/01/48 (a)	220,000	193,442
3.50%, 05/01/50 (a)	125,000	89,141
3.10%, 12/02/51 (a)	660,000	432,016
4.20%, 11/15/69 (a)	260,000	195,008
6.13%, 09/15/15	274,000	284,574
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	185,000	183,655
CSX Corp.
3.80%, 03/01/28 (a)	300,000	297,012
4.25%, 03/15/29 (a)	165,000	163,875
2.40%, 02/15/30 (a)	225,000	208,951
4.10%, 11/15/32 (a)	180,000	174,287
5.20%, 11/15/33 (a)	100,000	102,113
5.05%, 06/15/35 (a)	390,000	391,072
6.00%, 10/01/36	200,000	215,128
6.15%, 05/01/37	230,000	248,701
6.22%, 04/30/40	200,000	216,520
5.50%, 04/15/41	180,000	181,472
4.75%, 05/30/42	175,000	161,289
4.40%, 03/01/43	180,000	157,705
4.10%, 03/15/44	250,000	208,532
3.80%, 11/01/46 (a)	260,000	202,714
4.30%, 03/01/48 (a)	280,000	232,361
4.75%, 11/15/48 (a)	220,000	194,788
4.50%, 03/15/49 (a)	200,000	169,668
3.35%, 09/15/49 (a)	260,000	182,473
3.80%, 04/15/50 (a)	150,000	114,053
3.95%, 05/01/50	175,000	136,427
2.50%, 05/15/51 (a)	275,000	161,928
4.50%, 11/15/52 (a)	345,000	290,621
4.50%, 08/01/54	205,000	171,345
4.25%, 11/01/66 (a)	200,000	153,006
4.65%, 03/01/68 (a)	200,000	165,098
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	275,732	266,737
Delta Air Lines, Inc.
4.38%, 04/19/28 (a)	145,000	144,143
4.95%, 07/10/28 (a)	290,000	291,282
3.75%, 10/28/29 (a)	200,000	193,144
5.25%, 07/10/30 (a)	290,000	293,190
Federal Express Corp. Pass-Through Trusts
1.88%, 08/20/35	391,775	338,595
FedEx Corp.
3.40%, 02/15/28 (a)	130,000	127,985
3.10%, 08/05/29 (a)	345,000	330,429
4.25%, 05/15/30 (a)	260,000	256,994
2.40%, 05/15/31 (a)	355,000	319,928
4.90%, 01/15/34	137,000	136,162
3.90%, 02/01/35	155,000	143,098
3.25%, 05/15/41 (a)	200,000	157,008
3.88%, 08/01/42	150,000	125,777
4.10%, 04/15/43	75,000	64,018
5.10%, 01/15/44	175,000	166,659
4.10%, 02/01/45	187,000	155,801
4.75%, 11/15/45	335,000	301,410
4.75%, 11/15/45 (a)	275,000	247,208
4.55%, 04/01/46 (a)	325,000	284,680
4.40%, 01/15/47 (a)	215,000	183,879
4.05%, 02/15/48 (a)	275,000	223,036
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 10/17/48 (a)	255,000	230,902
5.25%, 05/15/50 (a)	320,000	302,909
Fedex Freight Holding Co., Inc.
4.30%, 03/15/29 (a)(e)	130,000	128,271
4.65%, 03/15/31 (a)(e)	300,000	294,774
4.95%, 03/15/33 (a)(e)	200,000	195,992
5.25%, 03/15/36 (a)(e)	300,000	292,314
GXO Logistics, Inc.
2.65%, 07/15/31 (a)	150,000	133,013
6.50%, 05/06/34 (a)	215,000	225,645
JB Hunt Transport Services, Inc.
4.90%, 03/15/30 (a)	200,000	201,090
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	375,396	329,722
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34	150,423	142,226
Kirby Corp.
4.20%, 03/01/28 (a)	150,000	149,091
Norfolk Southern Corp.
3.80%, 08/01/28 (a)	200,000	197,514
2.55%, 11/01/29 (a)	200,000	187,648
5.05%, 08/01/30 (a)	220,000	223,571
2.30%, 05/15/31 (a)	200,000	179,198
3.00%, 03/15/32 (a)	235,000	215,067
4.45%, 03/01/33 (a)	165,000	161,763
5.10%, 05/01/35 (a)	100,000	100,573
4.84%, 10/01/41	285,000	265,800
3.95%, 10/01/42	100,000	82,526
4.45%, 06/15/45	170,000	146,542
4.65%, 01/15/46	170,000	148,580
3.94%, 11/01/47 (a)	260,000	203,216
4.15%, 02/28/48 (a)	275,000	221,977
4.10%, 05/15/49 (a)	100,000	79,008
3.40%, 11/01/49 (a)	160,000	112,586
3.05%, 05/15/50 (a)	300,000	196,176
2.90%, 08/25/51 (a)	90,000	56,280
4.05%, 08/15/52 (a)	265,000	204,599
3.70%, 03/15/53 (a)	155,000	111,771
4.55%, 06/01/53 (a)	305,000	255,636
5.35%, 08/01/54 (a)	245,000	231,358
3.16%, 05/15/55 (a)	260,000	166,525
5.95%, 03/15/64 (a)	145,000	147,120
5.10%, 08/01/18 (a)	210,000	183,710
4.10%, 05/15/21 (a)	195,000	136,800
Ryder System, Inc.
5.65%, 03/01/28 (a)	150,000	152,652
5.25%, 06/01/28 (a)	255,000	258,340
6.30%, 12/01/28 (a)	150,000	155,555
5.38%, 03/15/29 (a)	135,000	137,859
4.95%, 09/01/29 (a)	50,000	50,394
4.90%, 12/01/29 (a)	125,000	125,954
5.00%, 03/15/30 (a)	120,000	121,165
6.60%, 12/01/33 (a)	325,000	354,880
Southwest Airlines Co.
3.45%, 11/16/27 (a)	125,000	123,170
4.38%, 11/15/28 (a)	200,000	198,506
2.63%, 02/10/30 (a)	215,000	199,060
5.25%, 11/15/35 (a)	215,000	208,021
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	510,000	456,776
5.15%, 02/15/33 (a)	190,000	186,424
Union Pacific Corp.
3.95%, 09/10/28 (a)	300,000	297,267
6.63%, 02/01/29	230,000	242,793
3.70%, 03/01/29 (a)	310,000	304,448
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.40%, 02/05/30 (a)	310,000	288,260
2.38%, 05/20/31 (a)	375,000	338,752
2.80%, 02/14/32 (a)	400,000	364,112
4.50%, 01/20/33 (a)	300,000	297,531
3.38%, 02/01/35	220,000	195,842
5.10%, 02/20/35 (a)	300,000	304,593
2.89%, 04/06/36 (a)	250,000	210,577
3.60%, 09/15/37 (a)	200,000	175,280
3.55%, 08/15/39 (a)	165,000	139,049
3.20%, 05/20/41 (a)	350,000	272,576
3.38%, 02/14/42 (a)	100,000	78,756
4.05%, 11/15/45	120,000	97,861
4.05%, 03/01/46 (a)	175,000	142,104
3.35%, 08/15/46 (a)	225,000	162,612
4.00%, 04/15/47 (a)	200,000	158,948
4.50%, 09/10/48 (a)	230,000	195,921
4.30%, 03/01/49 (a)	275,000	227,323
3.25%, 02/05/50 (a)	615,000	423,772
3.80%, 10/01/51 (a)	325,000	244,530
2.95%, 03/10/52 (a)	150,000	95,586
3.50%, 02/14/53 (a)	405,000	285,962
4.95%, 05/15/53 (a)	50,000	45,091
5.60%, 12/01/54 (a)	300,000	297,672
3.88%, 02/01/55	255,000	191,337
3.95%, 08/15/59 (a)	200,000	148,244
3.84%, 03/20/60 (a)	580,000	419,085
3.55%, 05/20/61 (a)	260,000	176,134
2.97%, 09/16/62 (a)	350,000	205,345
5.15%, 01/20/63 (a)	150,000	138,042
4.10%, 09/15/67 (a)	225,000	166,552
3.75%, 02/05/70 (a)	280,000	191,136
3.80%, 04/06/71 (a)	300,000	207,096
3.85%, 02/14/72 (a)	215,000	150,638
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	146,145	142,922
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	174,241	167,821
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	208,002	200,963
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	125,324	121,932
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	204,692	186,280
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	415,391	420,251
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 07/15/37	382,464	397,120
United Airlines 2024-1 Class A Pass-Through Trust
5.88%, 08/15/38	117,468	117,804
United Airlines 2024-1 Class AA Pass-Through Trust
5.45%, 08/15/38	253,731	258,748
United Parcel Service, Inc.
3.05%, 11/15/27 (a)	300,000	295,449
3.40%, 03/15/29 (a)	275,000	267,921
2.50%, 09/01/29 (a)	180,000	169,774
4.45%, 04/01/30 (a)	325,000	325,572
4.88%, 03/03/33 (a)	320,000	323,846
5.15%, 05/22/34 (a)	255,000	260,429
5.25%, 05/14/35 (a)	400,000	408,232
6.20%, 01/15/38	475,000	515,612
5.20%, 04/01/40 (a)	230,000	227,274
4.88%, 11/15/40	160,000	151,954
3.63%, 10/01/42	110,000	87,425
3.40%, 11/15/46 (a)	235,000	169,987
3.75%, 11/15/47 (a)	435,000	330,069
4.25%, 03/15/49 (a)	235,000	191,074
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 09/01/49 (a)	300,000	210,963
5.30%, 04/01/50 (a)	395,000	375,052
5.05%, 03/03/53 (a)	335,000	302,518
5.50%, 05/22/54 (a)	335,000	323,188
5.95%, 05/14/55 (a)	375,000	383,385
5.60%, 05/22/64 (a)	225,000	217,105
6.05%, 05/14/65 (a)	345,000	354,004
		49,408,075
		1,449,843,955

Utility 2.4%
Electric 2.2%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	105,000	103,873
5.45%, 05/15/29 (a)	200,000	203,986
2.10%, 07/01/30 (a)	200,000	181,172
4.70%, 05/15/32 (a)	275,000	271,670
5.40%, 06/01/33 (a)	150,000	152,510
5.70%, 05/15/34 (a)	100,000	103,239
5.20%, 04/15/36 (a)	200,000	197,274
3.80%, 10/01/47 (a)	130,000	96,842
4.15%, 05/01/49 (a)	100,000	76,929
3.45%, 01/15/50 (a)	125,000	85,556
3.45%, 05/15/51 (a)	125,000	84,323
5.25%, 05/15/52 (a)	175,000	158,907
5.85%, 10/15/55 (a)	220,000	215,959
AEP Transmission Co. LLC
5.15%, 04/01/34 (a)	135,000	135,998
5.38%, 06/15/35 (a)	150,000	152,466
4.00%, 12/01/46 (a)	125,000	100,450
3.75%, 12/01/47 (a)	155,000	117,383
4.25%, 09/15/48 (a)	100,000	81,847
3.80%, 06/15/49 (a)	155,000	116,286
3.15%, 09/15/49 (a)	235,000	156,792
3.65%, 04/01/50 (a)	225,000	166,023
2.75%, 08/15/51 (a)	125,000	76,261
4.50%, 06/15/52 (a)	175,000	146,295
5.40%, 03/15/53 (a)	200,000	191,346
AES Corp.
5.45%, 06/01/28 (a)	325,000	328,617
5.20%, 07/15/29 (a)	200,000	201,174
2.45%, 01/15/31 (a)	285,000	254,884
5.80%, 03/15/32 (a)	225,000	228,055
Alabama Power Co.
3.75%, 09/01/27	160,000	159,149
1.45%, 09/15/30 (a)	210,000	184,785
4.30%, 03/15/31 (a)	160,000	157,429
3.05%, 03/15/32 (a)	210,000	192,643
3.94%, 09/01/32	185,000	177,121
5.85%, 11/15/33 (a)	120,000	126,198
5.10%, 04/02/35 (a)	150,000	150,990
6.13%, 05/15/38	175,000	187,917
6.00%, 03/01/39	150,000	159,093
3.85%, 12/01/42	150,000	122,304
4.15%, 08/15/44	150,000	124,469
3.75%, 03/01/45	175,000	136,215
3.70%, 12/01/47 (a)	225,000	169,078
4.30%, 07/15/48 (a)	220,000	180,189
3.45%, 10/01/49 (a)	260,000	184,571
3.13%, 07/15/51 (a)	340,000	224,114
3.00%, 03/15/52 (a)	355,000	226,618
Alliant Energy Corp.
5.75%, 04/01/56 (a)(b)	285,000	281,936
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ameren Corp.
1.75%, 03/15/28 (a)	125,000	119,176
5.00%, 01/15/29 (a)	200,000	201,778
3.50%, 01/15/31 (a)	325,000	308,090
5.38%, 03/15/35 (a)	290,000	293,347
Ameren Illinois Co.
3.80%, 05/15/28 (a)	90,000	88,978
1.55%, 11/15/30 (a)	100,000	87,980
3.85%, 09/01/32	210,000	199,576
4.95%, 06/01/33 (a)	180,000	180,414
4.15%, 03/15/46	100,000	81,840
3.70%, 12/01/47 (a)	225,000	170,197
4.50%, 03/15/49 (a)	175,000	147,838
3.25%, 03/15/50 (a)	155,000	106,051
2.90%, 06/15/51 (a)	200,000	126,188
5.90%, 12/01/52 (a)	140,000	143,228
5.55%, 07/01/54 (a)	250,000	243,440
5.63%, 03/01/55 (a)	200,000	196,940
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	250,000	253,885
3.20%, 11/13/27 (a)	75,000	73,712
4.30%, 12/01/28 (a)	200,000	198,852
5.20%, 01/15/29 (a)	200,000	203,042
2.30%, 03/01/30 (a)	250,000	229,807
5.95%, 11/01/32 (a)	260,000	274,199
5.63%, 03/01/33 (a)	210,000	217,663
3.25%, 03/01/50 (a)	150,000	101,399
6.95%, 12/15/54 (a)(b)	175,000	186,923
7.05%, 12/15/54 (a)(b)	335,000	348,638
5.80%, 03/15/56 (a)(b)	720,000	716,162
6.05%, 03/15/56 (a)(b)	495,000	492,386
Appalachian Power Co.
2.70%, 04/01/31 (a)	155,000	141,287
4.50%, 08/01/32	160,000	156,971
7.00%, 04/01/38	135,000	150,748
4.40%, 05/15/44	95,000	80,128
4.45%, 06/01/45	150,000	125,231
4.50%, 03/01/49 (a)	120,000	98,840
3.70%, 05/01/50 (a)	195,000	140,488
Arizona Public Service Co.
2.95%, 09/15/27 (a)	95,000	93,282
2.60%, 08/15/29 (a)	100,000	94,044
2.20%, 12/15/31 (a)	250,000	218,492
6.35%, 12/15/32 (a)	125,000	133,318
5.55%, 08/01/33 (a)	200,000	205,650
5.70%, 08/15/34 (a)	205,000	211,894
5.05%, 09/01/41	415,000	388,394
4.50%, 04/01/42	75,000	65,522
4.35%, 11/15/45	200,000	164,304
4.20%, 08/15/48 (a)	100,000	79,481
4.25%, 03/01/49 (a)	150,000	118,710
3.50%, 12/01/49 (a)	95,000	66,512
3.35%, 05/15/50 (a)	190,000	128,968
2.65%, 09/15/50 (a)	175,000	105,427
5.90%, 08/15/55 (a)	210,000	210,729
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	215,000	212,960
Avangrid, Inc.
3.80%, 06/01/29 (a)	195,000	189,949
Avista Corp.
4.35%, 06/01/48 (a)	170,000	139,749
4.00%, 04/01/52 (a)	130,000	98,225
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	275,000	245,358
5.15%, 06/01/33 (a)	185,000	186,671
5.30%, 06/01/34 (a)	240,000	242,878
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.45%, 06/01/35 (a)	200,000	203,486
6.35%, 10/01/36	150,000	162,298
3.50%, 08/15/46 (a)	215,000	156,997
3.75%, 08/15/47 (a)	180,000	135,455
4.25%, 09/15/48 (a)	130,000	105,508
3.20%, 09/15/49 (a)	185,000	124,070
2.90%, 06/15/50 (a)	130,000	82,018
4.55%, 06/01/52 (a)	175,000	145,964
5.40%, 06/01/53 (a)	145,000	137,315
6.05%, 06/01/56 (a)	140,000	144,557
Basin Electric Power Cooperative
5.85%, 10/15/55 (a)	210,000	206,340
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	310,000	303,608
3.70%, 07/15/30 (a)	355,000	343,065
1.65%, 05/15/31 (a)	175,000	151,611
6.13%, 04/01/36	520,000	555,230
5.95%, 05/15/37	150,000	158,337
5.15%, 11/15/43	260,000	245,640
4.50%, 02/01/45	250,000	214,487
3.80%, 07/15/48 (a)	220,000	166,049
4.45%, 01/15/49 (a)	320,000	263,744
4.25%, 10/15/50 (a)	325,000	259,402
2.85%, 05/15/51 (a)	455,000	278,756
4.60%, 05/01/53 (a)	310,000	258,580
Black Hills Corp.
5.95%, 03/15/28 (a)	40,000	40,800
3.05%, 10/15/29 (a)	220,000	208,573
2.50%, 06/15/30 (a)	200,000	183,000
4.55%, 01/31/31 (a)	260,000	256,061
4.35%, 05/01/33 (a)	100,000	95,304
6.15%, 05/15/34 (a)	150,000	157,559
4.20%, 09/15/46 (a)(c)	115,000	92,007
3.88%, 10/15/49 (a)	140,000	103,221
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28 (a)	225,000	228,224
4.80%, 03/15/30 (a)	100,000	100,666
2.35%, 04/01/31 (a)	100,000	90,152
3.00%, 03/01/32 (a)	100,000	91,088
4.45%, 10/01/32 (a)	160,000	156,789
6.95%, 03/15/33	175,000	194,700
4.95%, 04/01/33 (a)	190,000	190,644
5.05%, 03/01/35 (a)	150,000	149,939
4.95%, 08/15/35 (a)	180,000	178,097
4.85%, 04/01/36 (a)	345,000	337,838
3.55%, 08/01/42	178,000	140,451
3.95%, 03/01/48 (a)	225,000	177,453
4.25%, 02/01/49 (a)	125,000	102,276
2.90%, 07/01/50 (a)	170,000	109,422
3.35%, 04/01/51 (a)	255,000	176,710
3.60%, 03/01/52 (a)	235,000	170,265
4.85%, 10/01/52 (a)	150,000	133,911
5.30%, 04/01/53 (a)	90,000	85,376
CenterPoint Energy, Inc.
5.40%, 06/01/29 (a)	210,000	214,475
2.95%, 03/01/30 (a)	219,000	205,869
6.85%, 02/15/55 (a)(b)	135,000	142,044
7.00%, 02/15/55 (a)(b)	285,000	295,485
6.70%, 05/15/55 (a)(b)	220,000	226,576
5.95%, 04/01/56 (a)(b)	225,000	224,795
Cleco Corporate Holdings LLC
4.97%, 05/01/46 (a)	100,000	85,347
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	145,000	150,265
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CMS Energy Corp.
4.88%, 03/01/44	100,000	88,907
4.75%, 06/01/50 (a)(b)	230,000	225,543
3.75%, 12/01/50 (a)(b)	140,000	130,151
6.50%, 06/01/55 (a)(b)	300,000	306,909
Commonwealth Edison Co.
2.95%, 08/15/27 (a)	100,000	98,579
3.70%, 08/15/28 (a)	275,000	270,941
4.55%, 06/01/31 (a)	200,000	198,874
3.15%, 03/15/32 (a)	125,000	115,221
4.90%, 02/01/33 (a)	75,000	75,596
5.90%, 03/15/36	200,000	211,614
6.45%, 01/15/38	145,000	159,683
3.80%, 10/01/42	350,000	283,458
4.60%, 08/15/43	150,000	132,659
4.70%, 01/15/44	150,000	134,205
3.70%, 03/01/45	150,000	115,926
4.35%, 11/15/45	150,000	126,128
3.65%, 06/15/46 (a)	250,000	188,737
3.75%, 08/15/47 (a)	235,000	177,072
4.00%, 03/01/48 (a)	300,000	235,620
4.00%, 03/01/49 (a)	190,000	148,764
3.20%, 11/15/49 (a)	140,000	94,552
3.00%, 03/01/50 (a)	300,000	194,985
3.13%, 03/15/51 (a)	250,000	164,717
2.75%, 09/01/51 (a)	205,000	125,163
3.85%, 03/15/52 (a)	190,000	140,988
5.30%, 02/01/53 (a)	175,000	163,441
5.95%, 06/01/55 (a)	200,000	204,086
5.85%, 06/01/56 (a)	270,000	272,500
Connecticut Light & Power Co.
4.65%, 01/01/29 (a)	200,000	200,614
2.05%, 07/01/31 (a)	100,000	88,248
4.90%, 07/01/33 (a)	155,000	155,795
4.95%, 08/15/34 (a)	200,000	199,198
4.30%, 04/15/44	150,000	126,947
4.15%, 06/01/45	160,000	131,867
4.00%, 04/01/48 (a)	320,000	254,896
5.25%, 01/15/53 (a)	130,000	122,194
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	35,000	34,441
3.80%, 05/15/28 (a)	180,000	177,878
4.00%, 12/01/28 (a)	245,000	242,474
3.35%, 04/01/30 (a)	370,000	353,505
2.40%, 06/15/31 (a)	175,000	157,477
5.20%, 03/01/33 (a)	150,000	152,898
5.50%, 03/15/34 (a)	310,000	320,875
5.30%, 03/01/35	130,000	132,023
5.13%, 03/15/35 (a)	150,000	150,323
5.85%, 03/15/36	240,000	251,491
6.20%, 06/15/36	75,000	80,705
6.30%, 08/15/37	245,000	263,755
6.75%, 04/01/38	200,000	224,862
5.50%, 12/01/39	250,000	251,452
5.70%, 06/15/40	150,000	153,066
4.20%, 03/15/42	150,000	127,187
3.95%, 03/01/43	250,000	203,007
4.45%, 03/15/44	320,000	276,422
4.50%, 12/01/45	250,000	213,897
3.85%, 06/15/46 (a)	220,000	170,427
3.88%, 06/15/47 (a)	225,000	172,951
4.65%, 12/01/48 (a)	140,000	119,543
4.13%, 05/15/49 (a)	230,000	181,891
3.95%, 04/01/50 (a)	350,000	272,625
3.20%, 12/01/51 (a)	175,000	115,236
6.15%, 11/15/52 (a)	235,000	245,063
5.90%, 11/15/53 (a)	200,000	201,900
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.70%, 05/15/54 (a)	290,000	285,656
4.63%, 12/01/54	300,000	250,950
5.50%, 03/15/55 (a)	175,000	166,887
5.75%, 11/15/55 (a)	300,000	296,352
5.88%, 06/15/56 (a)	250,000	251,532
4.30%, 12/01/56 (a)	205,000	161,202
4.00%, 11/15/57 (a)	145,000	107,622
4.50%, 05/15/58 (a)	265,000	214,457
3.70%, 11/15/59 (a)	180,000	124,844
3.00%, 12/01/60 (a)	220,000	130,046
3.60%, 06/15/61 (a)	230,000	156,184
Constellation Energy Generation LLC
3.90%, 01/08/28	430,000	426,375
5.60%, 03/01/28 (a)	200,000	203,204
4.63%, 02/01/29 (a)(e)	435,000	432,655
4.55%, 06/01/29 (a)	250,000	249,137
4.40%, 01/15/31 (a)	230,000	226,145
5.00%, 02/01/31 (a)(e)	280,000	279,910
3.75%, 03/01/31 (a)(e)	240,000	228,730
4.80%, 01/15/32 (a)	200,000	198,450
5.80%, 03/01/33 (a)	300,000	313,323
6.13%, 01/15/34 (a)	200,000	212,464
5.30%, 06/01/36 (a)	280,000	278,631
6.25%, 10/01/39	250,000	263,902
5.75%, 10/01/41	100,000	100,386
5.60%, 06/15/42	290,000	286,160
6.50%, 10/01/53 (a)	265,000	284,639
5.75%, 03/15/54 (a)	230,000	226,718
5.88%, 01/15/66 (a)	250,000	244,432
Consumers Energy Co.
4.65%, 03/01/28 (a)	200,000	201,124
3.80%, 11/15/28 (a)	50,000	49,288
4.90%, 02/15/29 (a)	200,000	202,216
4.60%, 05/30/29 (a)	190,000	190,809
4.70%, 01/15/30 (a)	200,000	200,590
4.50%, 01/15/31 (a)	150,000	148,977
3.60%, 08/15/32	250,000	235,210
4.63%, 05/15/33 (a)	160,000	157,862
5.05%, 05/15/35 (a)	200,000	200,378
5.13%, 05/01/36 (a)	280,000	279,983
3.95%, 05/15/43	120,000	98,126
3.25%, 08/15/46 (a)	150,000	106,902
3.95%, 07/15/47 (a)	100,000	78,844
4.05%, 05/15/48 (a)	260,000	207,844
4.35%, 04/15/49 (a)	200,000	165,414
3.75%, 02/15/50 (a)	190,000	142,732
3.10%, 08/15/50 (a)	225,000	150,856
3.50%, 08/01/51 (a)	230,000	164,995
2.65%, 08/15/52 (a)	105,000	63,376
4.20%, 09/01/52	55,000	43,905
2.50%, 05/01/60 (a)	150,000	82,074
Cumberland Combined Cycle Generation LLC
5.82%, 05/15/56	600,000	614,898
Dayton Power & Light Co.
4.55%, 08/15/30 (a)	105,000	103,432
3.95%, 06/15/49 (a)	140,000	106,289
Delmarva Power & Light Co.
4.15%, 05/15/45	150,000	123,497
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	100,000	88,756
6.63%, 02/01/32	105,000	114,479
5.30%, 05/15/33	215,000	220,607
5.30%, 01/15/35 (a)	150,000	152,061
6.05%, 01/15/38	160,000	170,171
5.45%, 02/01/41	195,000	194,891
4.60%, 06/15/43	175,000	156,368
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.25%, 10/15/53 (a)	75,000	80,378
5.10%, 06/01/65	255,000	228,939
Dominion Energy, Inc.
4.60%, 05/15/28 (a)	300,000	300,177
4.25%, 06/01/28 (a)	200,000	198,766
3.38%, 04/01/30 (a)	500,000	477,485
5.00%, 06/15/30 (a)	300,000	303,348
2.25%, 08/15/31 (a)	280,000	247,671
4.35%, 08/15/32	100,000	96,765
5.38%, 11/15/32 (a)	250,000	255,372
6.30%, 03/15/33	85,000	90,823
5.25%, 08/01/33	250,000	252,315
5.45%, 03/15/35 (a)	200,000	203,314
5.95%, 06/15/35	175,000	183,907
5.35%, 06/15/36 (a)	300,000	300,489
7.00%, 06/15/38	205,000	232,146
3.30%, 04/15/41 (a)	100,000	76,004
4.90%, 08/01/41	225,000	207,621
4.05%, 09/15/42	110,000	89,823
4.70%, 12/01/44	150,000	131,157
4.60%, 03/15/49 (a)	155,000	129,459
4.85%, 08/15/52	175,000	151,198
7.00%, 06/01/54 (a)(b)	310,000	328,535
6.88%, 02/01/55 (a)(b)	350,000	361,816
6.63%, 05/15/55 (a)(b)	400,000	411,916
6.00%, 02/15/56 (a)(b)	425,000	426,632
6.20%, 02/15/56 (a)(b)	425,000	426,687
6.15%, 12/15/56 (a)(b)	300,000	301,029
6.25%, 12/15/56 (a)(b)	200,000	200,929
DTE Electric Co.
1.90%, 04/01/28 (a)	150,000	144,074
2.25%, 03/01/30 (a)	250,000	230,855
2.63%, 03/01/31 (a)	205,000	187,667
3.00%, 03/01/32 (a)	135,000	124,097
5.20%, 04/01/33 (a)	150,000	153,252
5.20%, 03/01/34 (a)	150,000	152,691
5.25%, 05/15/35 (a)	200,000	202,392
4.85%, 03/01/36 (a)	200,000	195,548
4.00%, 04/01/43	235,000	194,136
4.30%, 07/01/44	165,000	140,361
3.70%, 03/15/45	175,000	136,091
3.70%, 06/01/46 (a)	115,000	87,760
3.75%, 08/15/47 (a)	195,000	149,491
4.05%, 05/15/48 (a)	255,000	203,314
3.95%, 03/01/49 (a)	239,000	186,587
2.95%, 03/01/50 (a)	225,000	146,873
3.25%, 04/01/51 (a)	200,000	135,972
5.40%, 04/01/53 (a)	205,000	197,030
5.85%, 05/15/55 (a)	295,000	298,841
5.55%, 03/01/56 (a)	225,000	219,854
DTE Energy Co.
4.95%, 07/01/27 (a)	430,000	432,137
4.88%, 06/01/28 (a)	275,000	276,268
5.10%, 03/01/29 (a)	350,000	354,004
3.40%, 06/15/29 (a)	250,000	241,552
2.95%, 03/01/30 (a)	210,000	197,679
5.20%, 04/01/30 (a)	300,000	304,422
5.85%, 06/01/34 (a)	250,000	261,152
5.05%, 10/01/35 (a)	160,000	157,256
6.20%, 07/01/58 (a)(b)	350,000	353,067
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	236,000	233,307
2.45%, 08/15/29 (a)	150,000	141,059
2.45%, 02/01/30 (a)	250,000	232,532
4.85%, 03/15/30 (a)	80,000	80,728
2.55%, 04/15/31 (a)	90,000	81,902
2.85%, 03/15/32 (a)	150,000	135,987
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.45%, 10/15/32	180,000	194,576
4.95%, 01/15/33 (a)	505,000	508,762
4.85%, 01/15/34 (a)	255,000	253,585
5.25%, 03/15/35 (a)	200,000	202,828
5.15%, 06/15/36 (a)	300,000	300,360
6.10%, 06/01/37	245,000	260,445
6.00%, 01/15/38	205,000	217,187
6.05%, 04/15/38	175,000	186,578
5.30%, 02/15/40	250,000	248,235
4.25%, 12/15/41	200,000	173,556
4.00%, 09/30/42	200,000	166,126
3.75%, 06/01/45	200,000	155,258
3.88%, 03/15/46 (a)	205,000	160,302
3.70%, 12/01/47 (a)	215,000	161,643
3.95%, 03/15/48 (a)	180,000	140,434
3.20%, 08/15/49 (a)	275,000	186,486
3.45%, 04/15/51 (a)	195,000	137,245
3.55%, 03/15/52 (a)	250,000	177,950
5.35%, 01/15/53 (a)	290,000	274,465
5.40%, 01/15/54 (a)	300,000	286,167
5.75%, 06/15/56 (a)	300,000	299,793
Duke Energy Corp.
3.15%, 08/15/27 (a)	340,000	335,223
5.00%, 12/08/27 (a)	260,000	262,129
4.30%, 03/15/28	300,000	299,013
4.85%, 01/05/29 (a)	200,000	201,208
3.40%, 06/15/29 (a)	200,000	193,374
2.45%, 06/01/30 (a)	300,000	276,030
2.55%, 06/15/31 (a)	425,000	383,337
4.50%, 08/15/32	375,000	367,815
5.75%, 09/15/33 (a)	150,000	156,503
5.45%, 06/15/34 (a)	295,000	301,449
4.95%, 09/15/35 (a)	290,000	283,785
3.30%, 06/15/41 (a)	150,000	114,540
4.80%, 12/15/45	200,000	175,068
3.75%, 09/01/46 (a)	445,000	332,544
3.95%, 08/15/47 (a)	145,000	110,674
4.20%, 06/15/49 (a)	200,000	156,066
3.50%, 06/15/51 (a)	250,000	170,660
5.00%, 08/15/52	410,000	356,889
6.10%, 09/15/53 (a)	200,000	203,570
5.80%, 06/15/54 (a)	270,000	263,571
6.45%, 09/01/54 (a)(b)	240,000	248,911
5.70%, 09/15/55 (a)	220,000	211,565
Duke Energy Florida LLC
3.80%, 07/15/28 (a)	295,000	291,289
2.50%, 12/01/29 (a)	255,000	238,603
1.75%, 06/15/30 (a)	300,000	269,181
5.88%, 11/15/33 (a)	200,000	211,084
4.85%, 12/01/35 (a)	200,000	196,056
6.35%, 09/15/37	170,000	184,681
6.40%, 06/15/38	300,000	327,294
5.65%, 04/01/40	185,000	188,761
3.85%, 11/15/42	150,000	122,064
3.40%, 10/01/46 (a)	300,000	217,101
4.20%, 07/15/48 (a)	240,000	192,986
3.00%, 12/15/51 (a)	180,000	115,841
5.95%, 11/15/52 (a)	155,000	159,019
6.20%, 11/15/53 (a)	125,000	132,193
Duke Energy Indiana LLC
5.25%, 03/01/34 (a)	100,000	101,631
6.12%, 10/15/35	125,000	132,744
4.95%, 03/15/36 (a)	150,000	147,663
6.35%, 08/15/38	235,000	256,091
6.45%, 04/01/39	200,000	219,402
4.90%, 07/15/43	75,000	69,077
3.75%, 05/15/46 (a)	200,000	153,340
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 10/01/49 (a)	225,000	153,299
2.75%, 04/01/50 (a)(c)	210,000	129,167
5.40%, 04/01/53 (a)	50,000	47,133
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	205,000	200,925
2.13%, 06/01/30 (a)	200,000	182,182
5.25%, 04/01/33 (a)	100,000	101,866
5.30%, 06/15/35 (a)	100,000	100,986
3.70%, 06/15/46 (a)	145,000	110,158
4.30%, 02/01/49 (a)	175,000	142,048
5.65%, 04/01/53 (a)	150,000	147,000
5.55%, 03/15/54 (a)	170,000	164,274
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	150,000	147,732
3.45%, 03/15/29 (a)	55,000	53,593
2.00%, 08/15/31 (a)	200,000	176,598
3.40%, 04/01/32 (a)	125,000	116,530
5.25%, 03/15/33 (a)	150,000	153,078
5.10%, 03/15/34 (a)	150,000	152,292
5.05%, 03/15/35 (a)	200,000	200,280
6.30%, 04/01/38	125,000	134,919
4.10%, 05/15/42	230,000	193,973
4.10%, 03/15/43	170,000	141,850
4.38%, 03/30/44	200,000	170,318
4.15%, 12/01/44	280,000	230,877
4.20%, 08/15/45	175,000	144,345
3.70%, 10/15/46 (a)	140,000	106,145
3.60%, 09/15/47 (a)	250,000	184,990
2.50%, 08/15/50 (a)	225,000	130,984
2.90%, 08/15/51 (a)	235,000	147,136
4.00%, 04/01/52 (a)	205,000	156,811
5.35%, 03/15/53 (a)	110,000	103,969
5.55%, 03/15/55 (a)	175,000	170,002
Edison International
4.13%, 03/15/28 (a)	215,000	212,007
5.00%, 05/05/28	170,000	170,255
5.25%, 11/15/28 (a)	245,000	245,541
6.95%, 11/15/29 (a)	150,000	156,752
6.25%, 03/15/30 (a)	200,000	205,524
4.80%, 03/15/31 (a)	175,000	170,250
5.25%, 03/15/32 (a)	175,000	172,749
El Paso Electric Co.
6.00%, 05/15/35	219,000	225,108
5.00%, 12/01/44	75,000	65,607
Emera U.S. Finance LLC
4.50%, 04/01/29 (a)	275,000	273,196
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	300,000	269,655
4.75%, 06/15/46 (a)	400,000	340,976
Enel Chile SA
4.88%, 06/12/28 (a)	395,000	396,714
Entergy Arkansas LLC
4.00%, 06/01/28 (a)	200,000	198,386
5.15%, 01/15/33 (a)	125,000	126,468
5.30%, 09/15/33 (a)	60,000	61,381
5.45%, 06/01/34 (a)	100,000	102,912
4.95%, 01/15/36 (a)	160,000	157,082
4.20%, 04/01/49 (a)	425,000	339,698
2.65%, 06/15/51 (a)	195,000	115,241
3.35%, 06/15/52 (a)	120,000	81,113
5.75%, 06/01/54 (a)	110,000	109,714
5.75%, 01/15/56 (a)	160,000	159,192
Entergy Corp.
1.90%, 06/15/28 (a)	225,000	213,705
2.80%, 06/15/30 (a)	300,000	279,027
2.40%, 06/15/31 (a)	300,000	267,333
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 06/15/50 (a)	245,000	178,603
7.13%, 12/01/54 (a)(b)	425,000	439,594
5.88%, 06/15/56 (a)(b)	180,000	180,108
6.10%, 06/15/56 (a)(b)	210,000	210,544
Entergy Louisiana LLC
3.12%, 09/01/27 (a)	200,000	197,386
3.25%, 04/01/28 (a)	200,000	196,140
1.60%, 12/15/30 (a)	65,000	57,093
3.05%, 06/01/31 (a)	120,000	110,994
2.35%, 06/15/32 (a)	245,000	214,706
4.00%, 03/15/33 (a)	251,000	237,449
5.35%, 03/15/34 (a)	200,000	205,064
5.15%, 09/15/34 (a)	100,000	101,019
4.90%, 04/15/36 (a)	225,000	219,557
3.10%, 06/15/41 (a)	135,000	102,227
4.95%, 01/15/45	235,000	215,356
4.20%, 09/01/48 (a)	380,000	306,231
4.20%, 04/01/50 (a)	220,000	174,735
2.90%, 03/15/51 (a)	300,000	188,553
5.70%, 03/15/54 (a)	150,000	147,852
5.80%, 03/15/55 (a)	235,000	235,099
5.65%, 04/15/56 (a)	300,000	294,432
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	100,000	97,100
5.00%, 09/01/33 (a)	135,000	135,346
3.85%, 06/01/49 (a)	210,000	158,071
3.50%, 06/01/51 (a)	275,000	192,709
5.85%, 06/01/54 (a)	120,000	119,844
5.80%, 04/15/55 (a)	200,000	199,268
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	217,000	214,044
1.75%, 03/15/31 (a)	250,000	218,985
5.25%, 04/15/35 (a)	165,000	165,742
5.20%, 06/15/36 (a)	140,000	139,150
4.50%, 03/30/39 (a)	130,000	118,407
3.55%, 09/30/49 (a)	210,000	149,976
5.00%, 09/15/52 (a)	100,000	89,104
5.80%, 09/01/53 (a)	100,000	99,631
5.55%, 09/15/54 (a)	150,000	143,994
Evergy Kansas Central, Inc.
4.70%, 03/13/28	50,000	50,089
5.25%, 03/15/35 (a)	200,000	201,004
5.30%, 07/01/36 (a)	100,000	100,271
4.13%, 03/01/42	150,000	126,933
4.10%, 04/01/43	160,000	133,515
4.25%, 12/01/45	200,000	165,496
3.25%, 09/01/49 (a)(c)	185,000	126,697
3.45%, 04/15/50 (a)	135,000	95,303
5.70%, 03/15/53 (a)	50,000	49,792
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	160,000	146,354
4.95%, 04/15/33 (a)	125,000	124,830
5.40%, 04/01/34 (a)	95,000	97,344
5.13%, 08/15/35 (a)	120,000	118,991
5.30%, 10/01/41	205,000	200,541
4.20%, 06/15/47 (a)	185,000	150,390
4.20%, 03/15/48 (a)	155,000	125,158
4.13%, 04/01/49 (a)	120,000	96,106
Evergy, Inc.
2.90%, 09/15/29 (a)	250,000	236,787
6.65%, 06/01/55 (a)(b)	150,000	153,585
Eversource Energy
4.60%, 07/01/27 (a)	200,000	200,148
3.30%, 01/15/28 (a)	260,000	254,704
5.45%, 03/01/28 (a)	280,000	283,374
5.95%, 02/01/29 (a)	275,000	282,934
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 04/01/29 (a)	220,000	217,939
1.65%, 08/15/30	200,000	176,534
2.55%, 03/15/31 (a)	325,000	292,844
5.85%, 04/15/31 (a)	305,000	316,544
3.38%, 03/01/32 (a)	255,000	234,472
5.13%, 05/15/33 (a)	200,000	200,174
5.50%, 01/01/34 (a)	200,000	203,548
5.95%, 07/15/34 (a)	225,000	235,390
3.45%, 01/15/50 (a)	305,000	212,131
6.10%, 08/15/56 (a)(b)	200,000	199,504
6.35%, 08/15/56 (a)(b)	200,000	200,254
Exelon Corp.
5.15%, 03/15/28 (a)	385,000	388,665
5.15%, 03/15/29 (a)	200,000	202,666
4.05%, 04/15/30 (a)	450,000	439,366
5.13%, 03/15/31 (a)	100,000	101,358
3.35%, 03/15/32 (a)	245,000	226,735
5.30%, 03/15/33 (a)	250,000	254,485
5.45%, 03/15/34 (a)	265,000	270,348
4.95%, 06/15/35 (a)(e)	150,000	146,033
5.63%, 06/15/35	150,000	153,797
4.95%, 03/15/36 (a)	200,000	194,400
5.10%, 06/15/45 (a)	200,000	182,966
4.45%, 04/15/46 (a)	220,000	183,190
4.70%, 04/15/50 (a)	265,000	223,414
4.10%, 03/15/52 (a)	130,000	99,481
5.60%, 03/15/53 (a)	305,000	292,041
5.88%, 03/15/55 (a)	150,000	148,563
6.50%, 03/15/55 (a)(b)	340,000	349,058
FirstEnergy Corp.
3.90%, 07/15/27 (a)(g)	485,000	482,182
2.65%, 03/01/30 (a)	245,000	226,809
2.25%, 09/01/30 (a)	150,000	135,132
4.85%, 07/15/47 (a)(g)	240,000	208,802
3.40%, 03/01/50 (a)	420,000	286,230
FirstEnergy Pennsylvania Electric Co.
4.15%, 03/15/28 (e)	275,000	273,529
FirstEnergy Transmission LLC
4.55%, 01/15/30 (a)	100,000	99,288
4.75%, 01/15/33 (a)	140,000	137,425
Florida Power & Light Co.
5.05%, 04/01/28 (a)	300,000	303,489
4.40%, 05/15/28 (a)	230,000	230,140
5.15%, 06/15/29 (a)	250,000	254,667
4.63%, 05/15/30 (a)	200,000	200,544
2.45%, 02/03/32 (a)	425,000	379,121
5.10%, 04/01/33 (a)	380,000	385,214
4.80%, 05/15/33 (a)	205,000	204,375
5.63%, 04/01/34	120,000	124,736
5.30%, 06/15/34 (a)	375,000	382,620
5.00%, 08/01/34 (a)	125,000	125,388
4.95%, 06/01/35	110,000	109,402
4.70%, 02/15/36 (a)	200,000	194,116
5.13%, 06/01/36 (a)	200,000	200,238
5.65%, 02/01/37	255,000	266,748
5.95%, 02/01/38	220,000	233,303
5.96%, 04/01/39	190,000	201,026
5.69%, 03/01/40	165,000	169,757
5.25%, 02/01/41	180,000	177,077
4.13%, 02/01/42	250,000	213,762
4.05%, 06/01/42	210,000	177,309
3.80%, 12/15/42	175,000	141,904
4.05%, 10/01/44	160,000	131,672
3.70%, 12/01/47 (a)	210,000	159,050
3.95%, 03/01/48 (a)	290,000	227,830
4.13%, 06/01/48 (a)	210,000	169,340
3.99%, 03/01/49 (a)	210,000	164,163
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.15%, 10/01/49 (a)	260,000	175,126
2.88%, 12/04/51 (a)	400,000	251,272
5.30%, 04/01/53 (a)	280,000	264,328
5.60%, 06/15/54 (a)	380,000	373,548
5.70%, 03/15/55 (a)	300,000	299,268
5.75%, 06/01/56 (a)	200,000	201,276
5.80%, 03/15/65 (a)	215,000	213,966
5.60%, 02/15/66 (a)	365,000	352,050
5.90%, 06/01/66 (a)	350,000	353,731
Georgia Power Co.
4.65%, 05/16/28 (a)	270,000	270,940
4.00%, 10/01/28 (a)	220,000	217,826
4.60%, 06/15/29 (a)	180,000	180,378
2.65%, 09/15/29 (a)	220,000	207,649
4.55%, 03/15/30 (a)	200,000	199,600
4.85%, 03/15/31 (a)	375,000	377,561
4.70%, 05/15/32 (a)	250,000	249,890
4.95%, 05/17/33 (a)	330,000	332,069
5.25%, 03/15/34 (a)	295,000	299,758
5.20%, 03/15/35 (a)	200,000	202,440
4.75%, 09/01/40	100,000	93,655
4.30%, 03/15/42	300,000	260,826
4.30%, 03/15/43	205,000	175,679
3.70%, 01/30/50 (a)	225,000	166,702
3.25%, 03/15/51 (a)	220,000	149,116
5.13%, 05/15/52 (a)	275,000	254,999
5.50%, 10/01/55 (a)	160,000	154,754
Hydro One, Inc.
4.75%, 05/30/31 (a)	330,000	330,808
Iberdrola International BV
6.75%, 07/15/36	160,000	179,344
Idaho Power Co.
5.20%, 08/15/34 (a)	125,000	126,766
4.20%, 03/01/48 (a)	285,000	232,272
5.50%, 03/15/53 (a)	170,000	164,910
5.70%, 03/15/55 (a)	130,000	130,099
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	49,377
6.05%, 03/15/37	115,000	121,535
4.55%, 03/15/46 (a)	140,000	120,035
3.75%, 07/01/47 (a)	150,000	112,844
4.25%, 08/15/48 (a)	200,000	162,326
3.25%, 05/01/51 (a)(c)	240,000	160,788
5.63%, 04/01/53 (a)	150,000	147,666
5.60%, 03/15/56 (a)	140,000	136,333
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	250,000	247,427
3.60%, 04/01/29 (a)	80,000	77,970
2.30%, 06/01/30 (a)	175,000	160,349
5.60%, 06/29/35 (a)	150,000	154,142
6.25%, 07/15/39	95,000	101,024
3.70%, 09/15/46 (a)	125,000	94,675
3.50%, 09/30/49 (a)	180,000	126,778
3.10%, 11/30/51 (a)(c)	145,000	93,270
5.60%, 10/01/55 (a)	90,000	87,009
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	255,000	247,990
5.75%, 04/01/34 (a)	90,000	89,942
ITC Holdings Corp.
3.35%, 11/15/27 (a)	225,000	221,490
5.30%, 07/01/43	100,000	93,752
Jersey Central Power & Light Co.
4.15%, 01/15/29 (a)	100,000	98,814
4.60%, 01/15/30 (a)(e)	120,000	119,279
4.40%, 01/15/31 (a)	150,000	147,573
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.10%, 01/15/35 (a)	260,000	259,675
5.15%, 01/15/36 (a)	150,000	149,330
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	87,059	84,188
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.08%, 10/01/54	230,598	219,013
Kentucky Utilities Co.
5.45%, 04/15/33 (a)	200,000	205,632
5.13%, 11/01/40	250,000	241,717
4.38%, 10/01/45	150,000	126,722
3.30%, 06/01/50 (a)	150,000	102,422
5.85%, 08/15/55 (a)	210,000	211,222
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	170,000	174,763
4.25%, 04/01/49 (a)	150,000	121,370
5.85%, 08/15/55 (a)	210,000	211,543
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	300,000	293,433
6.75%, 12/30/31	230,000	252,455
5.35%, 01/15/34 (a)	175,000	179,625
5.75%, 11/01/35	200,000	210,030
5.80%, 10/15/36	100,000	105,318
4.80%, 09/15/43	150,000	135,201
4.40%, 10/15/44	190,000	162,254
4.25%, 05/01/46	195,000	161,524
3.95%, 08/01/47 (a)	165,000	129,576
3.65%, 08/01/48 (a)	265,000	196,765
4.25%, 07/15/49 (a)	300,000	243,687
3.15%, 04/15/50 (a)	215,000	144,274
2.70%, 08/01/52 (a)	155,000	95,038
5.85%, 09/15/54 (a)	315,000	319,605
5.30%, 02/01/55 (a)	95,000	89,085
5.50%, 11/15/56 (a)	120,000	115,704
Mississippi Power Co.
3.95%, 03/30/28 (a)	195,000	193,368
4.25%, 03/15/42	100,000	85,038
3.10%, 07/30/51 (a)	105,000	68,549
Monongahela Power Co.
4.45%, 08/15/29 (a)(e)	100,000	99,511
National Grid PLC
5.60%, 06/12/28 (a)	225,000	229,158
5.81%, 06/12/33 (a)	290,000	302,110
5.42%, 01/11/34 (a)	200,000	202,848
5.41%, 06/09/36 (a)	250,000	249,020
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/27 (a)	255,000	254,342
3.95%, 12/10/27	200,000	198,788
3.40%, 02/07/28 (a)	350,000	344,333
4.75%, 02/07/28 (a)	200,000	200,874
4.80%, 03/15/28 (a)	200,000	201,050
4.15%, 08/25/28 (a)	210,000	208,358
5.05%, 09/15/28 (a)	100,000	101,163
3.90%, 11/01/28 (a)	240,000	236,515
4.85%, 02/07/29 (a)	145,000	145,961
3.70%, 03/15/29 (a)	275,000	269,206
4.40%, 05/11/29 (a)	160,000	159,338
4.95%, 02/07/30 (a)	35,000	35,383
2.40%, 03/15/30 (a)	200,000	184,548
4.30%, 12/10/30 (a)	120,000	118,357
1.35%, 03/15/31 (a)	125,000	107,748
1.65%, 06/15/31 (a)	150,000	129,986
8.00%, 03/01/32	160,000	184,752
2.75%, 04/15/32 (a)	180,000	161,134
4.02%, 11/01/32	160,000	152,970
4.15%, 12/15/32	395,000	380,539
5.80%, 01/15/33 (a)	225,000	236,621
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 08/15/34 (a)	100,000	100,287
4.40%, 11/01/48 (a)	150,000	125,456
4.30%, 03/15/49 (a)	155,000	128,608
7.13%, 09/15/53 (a)(b)	140,000	145,264
Nevada Power Co.
3.70%, 05/01/29 (a)	280,000	274,019
2.40%, 05/01/30 (a)	175,000	161,319
6.65%, 04/01/36	150,000	164,941
6.75%, 07/01/37	100,000	111,159
3.13%, 08/01/50 (a)	50,000	32,939
5.90%, 05/01/53 (a)	125,000	125,361
6.00%, 03/15/54 (a)	150,000	152,276
6.25%, 05/15/55 (a)(b)	75,000	75,291
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/27 (a)	410,000	410,709
4.69%, 09/01/27	710,000	711,761
4.85%, 02/04/28	350,000	351,998
4.90%, 02/28/28 (a)	410,000	412,341
1.90%, 06/15/28 (a)	475,000	451,920
4.90%, 03/15/29 (a)	300,000	302,610
3.50%, 04/01/29 (a)	155,000	150,634
2.75%, 11/01/29 (a)	350,000	330,886
5.00%, 02/28/30 (a)	200,000	202,214
5.05%, 03/15/30 (a)	300,000	303,891
2.25%, 06/01/30 (a)	660,000	602,204
4.40%, 03/01/31 (a)	200,000	197,338
2.44%, 01/15/32 (a)	325,000	286,747
5.30%, 03/15/32 (a)	225,000	229,221
5.00%, 07/15/32 (a)	325,000	326,648
5.05%, 02/28/33 (a)	370,000	371,942
5.25%, 03/15/34 (a)	325,000	329,144
5.45%, 03/15/35 (a)	300,000	304,638
3.00%, 01/15/52 (a)	150,000	92,970
5.25%, 02/28/53 (a)	365,000	331,734
5.55%, 03/15/54 (a)	265,000	251,506
6.75%, 06/15/54 (a)(b)	385,000	400,546
6.70%, 09/01/54 (a)(b)	295,000	302,313
5.90%, 03/15/55 (a)	200,000	198,172
6.38%, 08/15/55 (a)(b)	515,000	524,795
6.50%, 08/15/55 (a)(b)	360,000	369,702
5.85%, 03/01/56 (a)	175,000	172,443
6.00%, 10/01/56 (a)(b)	300,000	300,027
6.20%, 10/01/56 (a)(b)	400,000	400,000
6.63%, 10/01/66 (a)(b)	500,000	507,893
4.80%, 12/01/77 (a)(b)	225,000	222,100
5.65%, 05/01/79 (a)(b)	210,000	209,599
Northern States Power Co.
2.25%, 04/01/31 (a)	215,000	193,515
5.05%, 05/15/35 (a)	200,000	200,624
4.85%, 05/15/36 (a)	215,000	211,373
6.25%, 06/01/36	215,000	232,763
6.20%, 07/01/37	175,000	190,307
5.35%, 11/01/39	170,000	170,180
3.40%, 08/15/42	145,000	112,375
3.60%, 09/15/47 (a)	100,000	75,016
2.90%, 03/01/50 (a)	190,000	125,246
2.60%, 06/01/51 (a)	330,000	201,274
3.20%, 04/01/52 (a)	140,000	95,798
4.50%, 06/01/52 (a)	145,000	122,371
5.10%, 05/15/53 (a)	310,000	282,748
5.40%, 03/15/54 (a)	160,000	153,446
5.65%, 06/15/54 (a)	250,000	247,120
NorthWestern Corp.
4.18%, 11/15/44	185,000	153,870
NSTAR Electric Co.
3.25%, 05/15/29 (a)	215,000	207,778
3.95%, 04/01/30 (a)	305,000	297,723
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 05/15/31 (a)	110,000	109,933
1.95%, 08/15/31 (a)	205,000	179,890
5.40%, 06/01/34 (a)	150,000	153,240
5.20%, 03/01/35 (a)	158,000	159,218
5.20%, 05/15/36 (a)	110,000	110,518
5.50%, 03/15/40	365,000	363,562
4.40%, 03/01/44	60,000	51,639
3.10%, 06/01/51 (a)	100,000	66,038
4.55%, 06/01/52 (a)	90,000	75,933
Oglethorpe Power Corp.
5.95%, 11/01/39	245,000	254,192
5.38%, 11/01/40	225,000	219,616
4.50%, 04/01/47 (a)	125,000	103,603
5.05%, 10/01/48 (a)	200,000	178,228
3.75%, 08/01/50 (a)	150,000	107,898
5.25%, 09/01/50	165,000	150,109
6.20%, 12/01/53 (a)	125,000	128,728
5.80%, 06/01/54 (a)	25,000	24,554
Ohio Edison Co.
6.88%, 07/15/36	100,000	112,396
Ohio Power Co.
2.60%, 04/01/30 (a)	235,000	218,226
1.63%, 01/15/31 (a)	200,000	174,494
5.65%, 06/01/34 (a)	145,000	149,688
4.15%, 04/01/48 (a)	150,000	118,089
4.00%, 06/01/49 (a)	150,000	114,638
2.90%, 10/01/51 (a)	170,000	104,264
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (a)	125,000	119,004
3.25%, 04/01/30 (a)	200,000	190,370
5.40%, 01/15/33 (a)	175,000	179,678
4.15%, 04/01/47 (a)	265,000	214,170
3.85%, 08/15/47 (a)	255,000	196,120
5.60%, 04/01/53 (a)	180,000	174,953
5.80%, 04/01/55 (a)	50,000	49,990
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28 (a)	155,000	154,518
3.70%, 11/15/28 (a)	200,000	196,544
5.75%, 03/15/29 (a)	123,000	126,504
4.65%, 11/01/29 (a)	175,000	175,257
2.75%, 05/15/30 (a)	200,000	186,728
4.50%, 03/15/31 (a)(e)	300,000	297,072
7.00%, 05/01/32	250,000	277,227
4.15%, 06/01/32 (a)	160,000	155,210
4.55%, 09/15/32 (a)	200,000	196,992
7.25%, 01/15/33	100,000	112,952
5.65%, 11/15/33 (a)	250,000	260,910
5.35%, 04/01/35 (a)	205,000	208,665
7.50%, 09/01/38	75,000	89,102
5.25%, 09/30/40	205,000	199,967
4.55%, 12/01/41	150,000	134,261
5.30%, 06/01/42	120,000	115,984
3.75%, 04/01/45	175,000	135,972
3.80%, 09/30/47 (a)	150,000	114,341
4.10%, 11/15/48 (a)	150,000	118,719
3.80%, 06/01/49 (a)	100,000	74,807
3.10%, 09/15/49 (a)	235,000	154,726
3.70%, 05/15/50	190,000	139,160
2.70%, 11/15/51 (a)	200,000	118,974
4.60%, 06/01/52 (a)	150,000	126,581
4.95%, 09/15/52 (a)	250,000	222,125
5.35%, 10/01/52 (a)	120,000	112,980
5.55%, 06/15/54 (a)	200,000	193,350
5.80%, 04/01/55 (a)	200,000	200,672
5.90%, 03/15/56 (a)(e)	285,000	289,523
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	350,000	340,763
3.30%, 12/01/27 (a)	425,000	417,120
5.00%, 06/04/28 (a)	200,000	201,104
3.00%, 06/15/28 (a)	330,000	319,414
3.75%, 07/01/28	350,000	343,829
4.65%, 08/01/28 (a)	100,000	99,732
6.10%, 01/15/29 (a)	45,000	46,342
4.20%, 03/01/29 (a)	150,000	147,837
5.55%, 05/15/29 (a)	250,000	255,115
4.55%, 07/01/30 (a)	910,000	896,486
2.50%, 02/01/31 (a)	600,000	538,716
3.25%, 06/01/31 (a)	555,000	512,354
5.05%, 11/15/31 (a)	250,000	249,857
4.40%, 03/01/32 (a)	305,000	294,801
5.90%, 06/15/32 (a)	260,000	269,295
5.05%, 10/15/32 (a)	250,000	248,407
6.15%, 01/15/33 (a)	300,000	313,596
6.40%, 06/15/33 (a)	420,000	444,616
6.95%, 03/15/34 (a)	260,000	283,603
5.80%, 05/15/34 (a)	350,000	357,952
5.70%, 03/01/35 (a)	350,000	353,671
6.00%, 08/15/35 (a)	250,000	257,815
5.20%, 05/01/36 (a)	300,000	291,579
5.60%, 08/15/36 (a)	250,000	250,125
4.50%, 07/01/40 (a)	550,000	474,215
3.30%, 08/01/40 (a)	360,000	270,126
4.20%, 06/01/41 (a)	240,000	196,469
4.45%, 04/15/42	215,000	178,203
3.75%, 08/15/42 (g)	100,000	75,462
4.60%, 06/15/43	90,000	75,249
4.75%, 02/15/44	220,000	186,292
4.30%, 03/15/45	260,000	204,867
4.25%, 03/15/46 (g)	210,000	162,775
4.00%, 12/01/46 (a)	240,000	178,975
3.95%, 12/01/47 (a)	270,000	197,783
4.95%, 07/01/50 (a)	1,040,000	868,379
3.50%, 08/01/50 (a)	630,000	420,563
5.25%, 03/01/52 (a)	260,000	224,409
6.75%, 01/15/53 (a)	510,000	536,199
6.70%, 04/01/53 (a)	240,000	249,924
5.90%, 10/01/54 (a)	280,000	264,412
6.15%, 03/01/55 (a)	240,000	234,118
6.10%, 10/15/55 (a)	200,000	193,816
6.00%, 05/01/56 (a)	255,000	244,201
6.30%, 08/15/56 (a)	200,000	199,412
PacifiCorp
5.10%, 02/15/29 (a)	175,000	176,594
4.25%, 03/15/29 (a)	150,000	148,130
4.65%, 04/15/29 (a)	100,000	99,733
3.50%, 06/15/29 (a)	140,000	135,082
2.70%, 09/15/30 (a)	170,000	156,167
5.30%, 02/15/31 (a)	200,000	202,970
5.10%, 04/15/31 (a)	175,000	176,634
7.70%, 11/15/31	150,000	168,937
5.45%, 04/15/33 (a)	200,000	203,112
5.45%, 02/15/34 (a)	360,000	364,126
5.25%, 06/15/35	155,000	153,351
5.80%, 04/15/36 (a)	275,000	282,183
6.10%, 08/01/36	140,000	145,834
5.75%, 04/01/37	200,000	201,664
6.25%, 10/15/37	160,000	167,853
6.35%, 07/15/38	150,000	157,245
6.00%, 01/15/39	190,000	193,986
4.10%, 02/01/42	110,000	89,178
4.13%, 01/15/49 (a)	225,000	171,108
4.15%, 02/15/50 (a)	180,000	136,867
3.30%, 03/15/51 (a)	200,000	130,358
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 06/15/52 (a)	330,000	197,538
5.35%, 12/01/53 (a)	340,000	305,068
5.50%, 05/15/54 (a)	350,000	321,223
5.80%, 01/15/55 (a)	500,000	477,400
PECO Energy Co.
4.90%, 06/15/33 (a)	175,000	176,309
4.88%, 09/15/35 (a)	170,000	168,485
5.95%, 10/01/36	90,000	95,583
3.70%, 09/15/47 (a)	165,000	124,864
3.90%, 03/01/48 (a)	255,000	198,094
3.00%, 09/15/49 (a)	145,000	94,672
2.80%, 06/15/50 (a)	200,000	124,802
3.05%, 03/15/51 (a)	100,000	65,294
2.85%, 09/15/51 (a)	160,000	99,462
4.60%, 05/15/52 (a)	145,000	123,019
4.38%, 08/15/52	140,000	114,373
5.25%, 09/15/54 (a)	75,000	69,861
5.65%, 09/15/55 (a)	160,000	158,256
Pinnacle West Capital Corp.
4.90%, 05/15/28 (a)	150,000	150,590
5.15%, 05/15/30 (a)	135,000	136,858
Potomac Electric Power Co.
5.20%, 03/15/34 (a)	150,000	152,340
6.50%, 11/15/37	240,000	263,782
4.15%, 03/15/43	250,000	209,875
5.50%, 03/15/54 (a)	120,000	116,029
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	175,000	171,230
5.25%, 09/01/34 (a)	250,000	251,217
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	165,000	166,285
4.85%, 02/15/34 (a)	200,000	198,762
6.25%, 05/15/39	120,000	129,899
4.75%, 07/15/43	220,000	199,052
4.13%, 06/15/44	95,000	79,009
4.15%, 10/01/45	135,000	111,366
3.95%, 06/01/47 (a)	140,000	111,152
4.15%, 06/15/48 (a)	150,000	121,355
5.25%, 05/15/53 (a)	200,000	187,770
5.55%, 08/15/55 (a)	150,000	146,930
5.75%, 05/15/56 (a)	165,000	165,243
Progress Energy, Inc.
7.75%, 03/01/31	250,000	279,600
7.00%, 10/30/31	200,000	219,316
6.00%, 12/01/39	185,000	192,628
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	175,000	172,665
4.15%, 03/13/29 (a)	250,000	247,715
1.90%, 01/15/31 (a)	150,000	132,743
1.88%, 06/15/31 (a)	245,000	213,971
4.10%, 06/01/32 (a)	175,000	168,231
5.35%, 05/15/34 (a)	320,000	324,890
5.15%, 09/15/35 (a)	240,000	238,692
5.05%, 06/15/36 (a)	200,000	197,282
6.25%, 09/01/37	150,000	161,099
6.50%, 08/01/38	165,000	180,258
3.60%, 09/15/42	160,000	125,360
4.30%, 03/15/44	100,000	83,868
3.80%, 06/15/47 (a)	130,000	99,429
4.10%, 06/15/48 (a)	85,000	67,829
4.05%, 09/15/49 (a)	205,000	159,511
3.20%, 03/01/50 (a)	250,000	168,485
2.70%, 01/15/51 (a)	220,000	132,244
4.50%, 06/01/52 (a)	130,000	107,153
5.25%, 04/01/53 (a)	285,000	263,021
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 05/15/54 (a)	230,000	228,259
5.85%, 05/15/55 (a)	240,000	240,816
Public Service Co. of New Hampshire
4.40%, 07/01/28	90,000	89,957
2.20%, 06/15/31 (a)	75,000	66,619
5.35%, 10/01/33 (a)	100,000	102,172
3.60%, 07/01/49 (a)	130,000	94,920
5.15%, 01/15/53 (a)	145,000	133,789
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	160,000	140,739
5.25%, 01/15/33 (a)	155,000	157,302
5.20%, 01/15/35 (a)	150,000	149,541
5.45%, 01/15/36 (a)	200,000	202,090
3.15%, 08/15/51 (a)	150,000	97,488
Public Service Electric & Gas Co.
3.70%, 05/01/28 (a)	245,000	242,258
3.20%, 05/15/29 (a)	225,000	217,834
2.45%, 01/15/30 (a)	340,000	317,268
4.20%, 01/01/31 (a)	160,000	157,286
1.90%, 08/15/31 (a)	200,000	174,986
4.90%, 12/15/32 (a)	245,000	246,514
4.65%, 03/15/33 (a)	110,000	108,992
5.20%, 08/01/33 (a)	150,000	153,077
4.85%, 08/01/34 (a)	125,000	124,085
4.90%, 08/15/35 (a)	130,000	128,967
5.80%, 05/01/37	110,000	116,199
3.95%, 05/01/42	100,000	83,351
3.65%, 09/01/42	320,000	255,283
3.80%, 01/01/43	175,000	141,881
3.80%, 03/01/46	185,000	144,700
3.60%, 12/01/47 (a)	300,000	223,227
4.05%, 05/01/48 (a)	285,000	227,307
3.85%, 05/01/49 (a)	240,000	184,272
3.20%, 08/01/49 (a)	190,000	129,405
3.15%, 01/01/50 (a)	150,000	101,271
2.70%, 05/01/50 (a)	225,000	139,734
2.05%, 08/01/50 (a)	115,000	61,620
3.00%, 03/01/51 (a)	180,000	117,614
5.13%, 03/15/53 (a)	175,000	161,247
5.30%, 08/01/54 (a)	155,000	146,827
5.50%, 03/01/55 (a)	100,000	97,074
5.63%, 01/01/56 (a)	165,000	163,233
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	200,000	203,610
5.88%, 10/15/28 (a)	315,000	323,136
5.20%, 04/01/29 (a)	300,000	304,128
4.90%, 03/15/30 (a)	25,000	25,201
1.60%, 08/15/30	210,000	185,281
2.45%, 11/15/31	300,000	266,106
6.13%, 10/15/33 (a)	155,000	164,170
5.45%, 04/01/34 (a)	150,000	152,948
5.40%, 03/15/35 (a)	100,000	101,212
Puget Energy, Inc.
2.38%, 06/15/28 (a)	50,000	47,825
4.10%, 06/15/30 (a)	200,000	193,722
4.22%, 03/15/32 (a)	150,000	144,018
5.73%, 03/15/35 (a)	250,000	251,772
Puget Sound Energy, Inc.
5.33%, 06/15/34 (a)	140,000	142,786
6.27%, 03/15/37	125,000	135,173
5.76%, 10/01/39	170,000	174,097
5.80%, 03/15/40	125,000	126,860
5.64%, 04/15/41	105,000	105,432
4.30%, 05/20/45	165,000	137,437
4.22%, 06/15/48 (a)	215,000	174,202
3.25%, 09/15/49 (a)	255,000	173,716
2.89%, 09/15/51 (a)	135,000	85,134
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.45%, 06/01/53 (a)	160,000	153,686
5.60%, 09/15/55 (a)	150,000	146,201
San Diego Gas & Electric Co.
4.95%, 08/15/28 (a)	125,000	126,026
1.70%, 10/01/30 (a)	275,000	243,408
3.00%, 03/15/32 (a)	150,000	136,403
5.40%, 04/15/35 (a)	200,000	203,472
5.20%, 03/15/36 (a)	200,000	199,240
6.00%, 06/01/39	100,000	105,309
4.50%, 08/15/40	225,000	202,707
3.75%, 06/01/47 (a)	130,000	98,238
4.15%, 05/15/48 (a)	110,000	87,498
4.10%, 06/15/49 (a)	165,000	128,926
3.32%, 04/15/50 (a)	150,000	102,009
2.95%, 08/15/51 (a)	225,000	143,759
3.70%, 03/15/52 (a)	170,000	122,063
5.35%, 04/01/53 (a)	330,000	307,873
5.55%, 04/15/54 (a)	175,000	168,495
5.95%, 03/15/56 (a)	150,000	152,673
Sierra Pacific Power Co.
5.90%, 03/15/54 (a)	115,000	115,610
6.20%, 12/15/55 (a)(b)	200,000	198,644
6.38%, 09/15/56 (a)(b)	175,000	174,760
Southern California Edison Co.
5.85%, 11/01/27 (a)	250,000	253,870
3.65%, 03/01/28 (a)	135,000	132,790
5.30%, 03/01/28 (a)	200,000	201,966
5.65%, 10/01/28 (a)	140,000	142,675
4.20%, 03/01/29 (a)	235,000	231,482
6.65%, 04/01/29	115,000	119,464
5.15%, 06/01/29 (a)	255,000	257,848
2.85%, 08/01/29 (a)	280,000	264,410
5.25%, 03/15/30 (a)	250,000	252,875
2.25%, 06/01/30 (a)	250,000	226,740
2.50%, 06/01/31 (a)	240,000	214,272
5.45%, 06/01/31 (a)	250,000	254,707
4.95%, 09/15/31 (a)	160,000	159,699
2.75%, 02/01/32 (a)	200,000	177,916
5.95%, 11/01/32 (a)	200,000	208,348
6.00%, 01/15/34	200,000	207,530
5.20%, 06/01/34 (a)	250,000	247,752
5.45%, 03/01/35 (a)	260,000	260,629
5.75%, 04/01/35	100,000	101,274
5.35%, 07/15/35	100,000	98,778
5.63%, 02/01/36	160,000	160,104
5.55%, 01/15/37	135,000	134,523
5.95%, 02/01/38	195,000	197,989
6.05%, 03/15/39	190,000	193,287
5.50%, 03/15/40	165,000	158,565
4.50%, 09/01/40	195,000	167,523
4.05%, 03/15/42	200,000	158,714
3.90%, 03/15/43	170,000	130,444
4.65%, 10/01/43	250,000	211,585
3.60%, 02/01/45	200,000	143,576
4.00%, 04/01/47 (a)	555,000	413,941
4.13%, 03/01/48 (a)	465,000	350,517
4.88%, 03/01/49 (a)	200,000	167,504
3.65%, 02/01/50 (a)	430,000	297,753
2.95%, 02/01/51 (a)	310,000	186,654
3.65%, 06/01/51 (a)	210,000	144,551
3.45%, 02/01/52 (a)(c)	235,000	154,816
5.45%, 06/01/52 (a)	160,000	142,981
5.70%, 03/01/53 (a)	165,000	152,391
5.88%, 12/01/53 (a)	220,000	209,209
5.75%, 04/15/54 (a)	120,000	111,738
5.90%, 03/01/55 (a)	205,000	195,777
6.20%, 09/15/55 (a)	205,000	203,993
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southern Co.
5.11%, 08/01/27 (g)	310,000	311,826
1.75%, 03/15/28 (a)	185,000	176,679
4.85%, 06/15/28 (a)	270,000	271,596
5.50%, 03/15/29 (a)	325,000	332,468
3.70%, 04/30/30 (a)	350,000	338,250
5.70%, 10/15/32 (a)	205,000	213,141
5.20%, 06/15/33 (a)	200,000	201,644
5.70%, 03/15/34 (a)	305,000	316,087
4.85%, 03/15/35 (a)	200,000	195,306
4.25%, 07/01/36 (a)	185,000	170,883
4.40%, 07/01/46 (a)	550,000	459,959
6.38%, 03/15/55 (a)(b)	555,000	569,702
6.00%, 04/01/58 (a)(b)	400,000	401,108
Southern Power Co.
4.25%, 10/01/30 (a)	180,000	176,866
4.90%, 10/01/35 (a)	160,000	155,376
5.15%, 09/15/41	225,000	214,648
5.25%, 07/15/43	150,000	141,336
4.95%, 12/15/46 (a)	128,000	114,360
Southwestern Electric Power Co.
4.10%, 09/15/28 (a)	165,000	163,129
5.30%, 04/01/33 (a)	200,000	202,662
5.20%, 04/01/36 (a)	150,000	148,088
6.20%, 03/15/40	120,000	125,500
3.90%, 04/01/45	215,000	165,279
3.85%, 02/01/48 (a)	200,000	148,954
3.25%, 11/01/51	335,000	219,871
5.90%, 04/01/56 (a)	160,000	157,954
Southwestern Public Service Co.
5.30%, 08/15/36 (a)	200,000	199,606
4.50%, 08/15/41	205,000	180,576
3.40%, 08/15/46 (a)	175,000	125,542
3.70%, 08/15/47 (a)	280,000	209,499
4.40%, 11/15/48 (a)(c)	155,000	127,187
3.75%, 06/15/49 (a)	190,000	139,509
3.15%, 05/01/50 (a)	170,000	111,882
6.00%, 06/01/54 (a)	200,000	202,350
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	100,000	102,230
5.30%, 12/15/34 (a)	100,000	99,842
Tampa Electric Co.
4.90%, 03/01/29 (a)	200,000	201,498
2.40%, 03/15/31 (a)	50,000	45,131
4.10%, 06/15/42	180,000	151,574
4.35%, 05/15/44	300,000	253,950
4.30%, 06/15/48 (a)	150,000	123,330
4.45%, 06/15/49 (a)	200,000	166,518
3.63%, 06/15/50 (a)	90,000	65,402
3.45%, 03/15/51 (a)	140,000	98,433
5.00%, 07/15/52 (a)	115,000	104,038
Toledo Edison Co.
6.15%, 05/15/37	125,000	134,188
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	140,000	123,437
3.25%, 05/15/32 (a)	170,000	155,671
5.20%, 09/15/34 (a)	150,000	151,349
4.85%, 12/01/48 (a)	160,000	141,280
4.00%, 06/15/50 (a)	100,000	76,885
3.25%, 05/01/51 (a)	190,000	127,528
5.50%, 04/15/53 (a)	110,000	105,262
Union Electric Co.
3.50%, 03/15/29 (a)	280,000	273,160
2.95%, 03/15/30 (a)	150,000	141,752
5.20%, 04/01/34 (a)	150,000	152,079
5.25%, 04/15/35 (a)	150,000	151,427
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 03/15/36 (a)	100,000	97,413
5.30%, 08/01/37	170,000	171,559
8.45%, 03/15/39	150,000	192,667
3.90%, 09/15/42	165,000	135,770
3.65%, 04/15/45	165,000	126,392
4.00%, 04/01/48 (a)	125,000	98,441
3.25%, 10/01/49 (a)	170,000	115,739
2.63%, 03/15/51 (a)	255,000	152,151
3.90%, 04/01/52 (a)	185,000	140,039
5.45%, 03/15/53 (a)	150,000	143,688
5.25%, 01/15/54 (a)	115,000	106,704
5.13%, 03/15/55 (a)	190,000	173,346
Virginia Electric & Power Co.
3.80%, 04/01/28 (a)	200,000	197,668
2.88%, 07/15/29 (a)	270,000	257,604
2.40%, 03/30/32 (a)	200,000	176,378
5.00%, 04/01/33 (a)	265,000	266,492
5.30%, 08/15/33 (a)	100,000	102,073
5.00%, 01/15/34 (a)	270,000	269,530
5.05%, 08/15/34 (a)	195,000	195,164
5.15%, 03/15/35 (a)	200,000	200,226
4.90%, 09/15/35 (a)	290,000	284,232
6.00%, 01/15/36	255,000	268,956
4.95%, 03/15/36 (a)	200,000	195,776
6.00%, 05/15/37	325,000	342,238
6.35%, 11/30/37	150,000	161,996
8.88%, 11/15/38	355,000	463,651
4.00%, 01/15/43	250,000	205,322
4.65%, 08/15/43	275,000	244,013
4.45%, 02/15/44	250,000	216,062
4.20%, 05/15/45	175,000	144,223
4.00%, 11/15/46 (a)	300,000	237,456
3.80%, 09/15/47 (a)	250,000	191,165
4.60%, 12/01/48 (a)	265,000	225,253
3.30%, 12/01/49 (a)	300,000	205,107
2.45%, 12/15/50 (a)	390,000	223,482
2.95%, 11/15/51 (a)	75,000	47,153
4.63%, 05/15/52 (a)	240,000	202,622
5.45%, 04/01/53 (a)	230,000	219,270
5.35%, 01/15/54 (a)	135,000	126,743
5.55%, 08/15/54 (a)	150,000	145,158
5.65%, 03/15/55 (a)	70,000	68,541
5.60%, 09/15/55 (a)	270,000	262,294
5.70%, 03/15/56 (a)	200,000	196,914
Vistra Operations Co. LLC
4.55%, 10/30/28 (e)	300,000	298,218
5.00%, 04/30/31 (a)(e)	300,000	297,906
5.25%, 04/30/33 (a)(e)	450,000	447,178
5.55%, 04/30/36 (a)(e)	550,000	547,519
WEC Energy Group, Inc.
5.15%, 10/01/27 (a)	175,000	176,335
1.38%, 10/15/27 (a)	225,000	216,484
4.75%, 01/15/28 (a)	145,000	145,415
2.20%, 12/15/28 (a)	150,000	141,858
1.80%, 10/15/30 (a)	86,000	76,437
5.63%, 05/15/56 (a)(b)	235,000	233,317
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	150,000	142,487
3.95%, 03/01/29 (a)	115,000	113,511
4.15%, 10/15/30 (a)	150,000	147,198
4.75%, 09/30/32 (a)	345,000	346,032
5.63%, 05/15/33	110,000	115,442
4.60%, 10/01/34 (a)	185,000	181,257
5.70%, 12/01/36	95,000	99,346
4.30%, 10/15/48 (a)	125,000	103,044
5.05%, 10/01/54 (a)	100,000	90,861
5.65%, 03/15/56 (a)	95,000	94,608
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wisconsin Power & Light Co.
3.05%, 10/15/27 (a)	225,000	221,247
3.00%, 07/01/29 (a)	255,000	244,277
1.95%, 09/16/31 (a)	125,000	108,421
4.95%, 04/01/33 (a)	50,000	50,031
5.38%, 03/30/34 (a)	100,000	101,562
6.38%, 08/15/37	120,000	129,757
3.65%, 04/01/50 (a)	235,000	169,839
5.70%, 12/15/55 (a)	90,000	88,566
Wisconsin Public Service Corp.
4.55%, 12/01/29 (a)	50,000	49,960
4.25%, 01/15/31 (a)	90,000	88,632
3.67%, 12/01/42	60,000	47,497
4.75%, 11/01/44	150,000	134,541
3.30%, 09/01/49 (a)	72,000	49,788
2.85%, 12/01/51 (a)	140,000	86,773
Xcel Energy, Inc.
4.75%, 03/21/28 (a)	100,000	100,312
4.00%, 06/15/28 (a)	325,000	321,451
3.40%, 06/01/30 (a)	310,000	294,782
2.35%, 11/15/31	75,000	65,980
4.60%, 06/01/32 (a)	300,000	294,624
5.45%, 08/15/33 (a)	300,000	305,592
5.50%, 03/15/34 (a)	95,000	96,595
5.60%, 04/15/35 (a)	240,000	244,716
6.50%, 07/01/36	80,000	86,352
3.50%, 12/01/49 (a)	200,000	140,592
5.75%, 12/03/56 (a)(b)	200,000	197,686
		233,133,880
Natural Gas 0.2%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	285,000	269,473
1.50%, 01/15/31 (a)	180,000	157,264
5.45%, 10/15/32 (a)	50,000	51,481
5.90%, 11/15/33 (a)	180,000	191,066
5.20%, 08/15/35 (a)	150,000	152,114
5.50%, 06/15/41	150,000	150,423
4.15%, 01/15/43	200,000	169,520
4.13%, 10/15/44	210,000	175,959
4.30%, 10/01/48 (a)	235,000	194,347
4.13%, 03/15/49 (a)	225,000	179,995
3.38%, 09/15/49 (a)	240,000	168,588
2.85%, 02/15/52 (a)	185,000	115,669
5.75%, 10/15/52 (a)	190,000	191,419
6.20%, 11/15/53 (a)	150,000	159,669
5.00%, 12/15/54 (a)	150,000	135,353
5.45%, 01/15/56 (a)	170,000	164,126
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	260,000	263,435
4.00%, 04/01/28 (a)	120,000	118,879
1.75%, 10/01/30 (a)	225,000	199,930
5.40%, 07/01/34 (a)	200,000	203,544
5.85%, 01/15/41	150,000	153,634
National Grid USA
5.80%, 04/01/35	85,000	88,708
NiSource, Inc.
5.25%, 03/30/28 (a)	300,000	303,414
5.20%, 07/01/29 (a)	150,000	152,379
2.95%, 09/01/29 (a)	350,000	332,517
3.60%, 05/01/30 (a)	395,000	379,295
1.70%, 02/15/31	270,000	235,570
4.75%, 05/18/31 (a)	160,000	159,411
5.40%, 06/30/33 (a)	160,000	164,368
5.35%, 04/01/34 (a)	325,000	331,328
5.35%, 07/15/35 (a)	200,000	201,756
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.30%, 05/18/36 (a)	250,000	250,197
5.95%, 06/15/41	110,000	113,055
5.25%, 02/15/43	175,000	164,705
4.80%, 02/15/44	234,000	207,598
5.65%, 02/01/45	175,000	171,253
4.38%, 05/15/47 (a)	320,000	263,398
3.95%, 03/30/48 (a)	250,000	191,137
5.00%, 06/15/52 (a)(c)	150,000	132,384
6.95%, 11/30/54 (a)(b)	200,000	207,012
6.38%, 03/31/55 (a)(b)	145,000	149,528
5.85%, 04/01/55 (a)	450,000	446,611
5.75%, 07/15/56 (a)(b)	360,000	359,780
Northwest Natural Holding Co.
7.00%, 09/15/55 (a)(b)	100,000	103,871
ONE Gas, Inc.
5.10%, 04/01/29 (a)	100,000	101,360
2.00%, 05/15/30 (a)	175,000	158,777
4.25%, 09/01/32	160,000	155,797
4.66%, 02/01/44	200,000	177,714
4.50%, 11/01/48 (a)	125,000	106,436
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	250,000	242,632
2.50%, 03/15/31 (a)	20,000	18,095
5.40%, 06/15/33 (a)	155,000	158,675
5.10%, 02/15/35 (a)	180,000	179,374
4.65%, 08/01/43	100,000	87,533
3.64%, 11/01/46 (a)	130,000	95,644
3.35%, 06/01/50 (a)	120,000	82,010
5.05%, 05/15/52 (a)	120,000	107,687
Sempra
3.40%, 02/01/28 (a)	355,000	348,365
3.70%, 04/01/29 (a)	200,000	195,300
5.50%, 08/01/33 (a)	205,000	210,564
5.25%, 03/15/36 (a)	265,000	261,637
3.80%, 02/01/38 (a)	350,000	297,664
6.00%, 10/15/39	260,000	266,841
4.00%, 02/01/48 (a)	290,000	219,394
6.40%, 10/01/54 (a)(b)	360,000	361,793
6.88%, 10/01/54 (a)(b)	470,000	479,602
6.55%, 04/01/55 (a)(b)	195,000	196,445
6.63%, 04/01/55 (a)(b)	145,000	146,721
6.38%, 04/01/56 (a)(b)	245,000	247,536
Southern California Gas Co.
2.55%, 02/01/30 (a)	215,000	200,838
5.20%, 06/01/33 (a)	100,000	101,529
5.05%, 09/01/34 (a)	195,000	195,172
5.45%, 06/15/35 (a)	200,000	204,854
5.13%, 11/15/40	120,000	116,218
3.75%, 09/15/42	105,000	83,366
4.13%, 06/01/48 (a)	125,000	98,306
4.30%, 01/15/49 (a)	175,000	140,938
3.95%, 02/15/50 (a)	200,000	151,568
6.35%, 11/15/52 (a)	210,000	223,282
5.75%, 06/01/53 (a)	195,000	190,958
5.60%, 04/01/54 (a)	160,000	153,579
6.00%, 06/15/55 (a)	150,000	152,255
5.90%, 06/01/56 (a)	200,000	200,412
Southern Co. Gas Capital Corp.
4.05%, 09/15/28 (a)	130,000	128,660
1.75%, 01/15/31 (a)	200,000	176,176
5.15%, 09/15/32 (a)	90,000	91,210
5.75%, 09/15/33 (a)	225,000	234,187
4.95%, 09/15/34 (a)	150,000	148,248
5.10%, 09/15/35 (a)	230,000	228,128
5.88%, 03/15/41	200,000	205,734
4.40%, 06/01/43	221,000	189,401
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 10/01/46 (a)	175,000	137,282
4.40%, 05/30/47 (a)	160,000	133,576
3.15%, 09/30/51 (a)	150,000	98,903
6.05%, 09/15/56 (a)(b)	170,000	170,325
Southwest Gas Corp.
5.45%, 03/23/28 (a)	145,000	146,924
3.70%, 04/01/28 (a)	175,000	172,398
2.20%, 06/15/30 (a)	145,000	131,601
4.05%, 03/15/32 (a)	190,000	181,838
3.80%, 09/29/46 (a)(c)	100,000	76,159
4.15%, 06/01/49 (a)	125,000	98,598
3.18%, 08/15/51 (a)	90,000	59,964
Spire Missouri, Inc.
4.80%, 02/15/33 (a)	150,000	149,495
3.30%, 06/01/51 (a)(c)	185,000	126,187
Spire, Inc.
6.25%, 06/01/56 (a)(b)	165,000	164,515
6.45%, 06/01/56 (a)(b)	150,000	151,254
Washington Gas Light Co.
3.80%, 09/15/46 (a)	185,000	141,799
3.65%, 09/15/49 (a)	195,000	140,265
		19,474,861
Utility Other 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (a)	175,000	172,310
3.75%, 09/01/28 (a)	250,000	246,097
3.45%, 06/01/29 (a)	165,000	160,141
4.63%, 06/01/29 (a)	270,000	270,216
2.80%, 05/01/30 (a)	175,000	163,800
2.30%, 06/01/31 (a)	200,000	178,792
4.45%, 06/01/32 (a)	275,000	270,286
5.15%, 03/01/34 (a)	200,000	202,560
5.25%, 03/01/35 (a)	315,000	318,931
5.20%, 04/01/36 (a)	200,000	199,960
6.59%, 10/15/37	275,000	307,472
4.30%, 12/01/42	195,000	169,515
4.30%, 09/01/45	90,000	75,615
4.00%, 12/01/46 (a)	110,000	87,222
3.75%, 09/01/47 (a)	250,000	190,608
4.20%, 09/01/48 (a)	230,000	185,518
4.15%, 06/01/49 (a)(c)	205,000	163,340
3.45%, 05/01/50 (a)	130,000	91,690
3.25%, 06/01/51 (a)	165,000	111,365
5.45%, 03/01/54 (a)	240,000	229,973
5.70%, 09/01/55 (a)	275,000	272,390
Essential Utilities, Inc.
4.80%, 08/15/27 (a)	5,000	5,016
3.57%, 05/01/29 (a)	320,000	310,336
2.70%, 04/15/30 (a)	255,000	236,497
2.40%, 05/01/31 (a)	50,000	44,683
5.38%, 01/15/34 (a)	100,000	101,398
5.25%, 08/15/35 (a)	175,000	174,976
5.13%, 03/15/36 (a)	150,000	148,008
4.28%, 05/01/49 (a)	215,000	171,837
3.35%, 04/15/50 (a)	190,000	128,451
5.30%, 05/01/52 (a)	160,000	146,810
United Utilities PLC
6.88%, 08/15/28	185,000	192,850
		5,728,663
		258,337,404
Total Corporates (Cost $2,646,734,866)		2,516,547,759

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 46.0% OF NET ASSETS
U.S. Treasury Bonds
6.38%, 08/15/27	4,200,000	4,307,215
6.13%, 11/15/27	2,434,000	2,498,225
5.50%, 08/15/28	1,748,000	1,796,207
5.25%, 11/15/28	2,248,000	2,304,024
5.25%, 02/15/29	1,174,000	1,208,716
6.13%, 08/15/29	1,044,000	1,103,785
6.25%, 05/15/30	2,131,000	2,287,579
5.38%, 02/15/31	2,594,000	2,722,585
4.50%, 02/15/36	3,344,000	3,386,845
4.75%, 02/15/37	1,432,000	1,472,723
5.00%, 05/15/37	1,948,000	2,045,704
4.38%, 02/15/38	1,996,000	1,979,938
4.50%, 05/15/38	2,096,000	2,098,129
3.50%, 02/15/39	1,872,000	1,684,800
4.25%, 05/15/39	3,346,000	3,233,857
4.50%, 08/15/39	3,646,000	3,597,577
4.38%, 11/15/39	3,825,000	3,716,227
4.63%, 02/15/40	4,455,000	4,432,725
1.13%, 05/15/40	12,700,000	8,040,688
4.38%, 05/15/40	4,544,000	4,394,900
1.13%, 08/15/40	15,850,000	9,937,207
3.88%, 08/15/40	4,244,000	3,873,313
1.38%, 11/15/40	18,100,000	11,708,437
4.25%, 11/15/40	4,053,000	3,847,184
1.88%, 02/15/41	21,250,000	14,750,488
4.75%, 02/15/41	4,792,000	4,794,995
2.25%, 05/15/41	17,900,000	13,054,414
4.38%, 05/15/41	4,444,000	4,260,338
1.75%, 08/15/41	23,150,000	15,526,777
3.75%, 08/15/41	4,317,000	3,839,432
2.00%, 11/15/41	20,700,000	14,344,453
3.13%, 11/15/41	4,344,000	3,549,523
2.38%, 02/15/42	15,400,000	11,237,188
3.13%, 02/15/42	5,282,000	4,296,577
3.00%, 05/15/42	3,998,000	3,183,095
3.25%, 05/15/42	13,100,000	10,791,125
2.75%, 08/15/42	4,691,000	3,584,584
3.38%, 08/15/42	12,200,000	10,184,141
2.75%, 11/15/42	7,108,000	5,404,301
4.00%, 11/15/42	12,400,000	11,192,938
3.13%, 02/15/43	5,786,000	4,628,348
3.88%, 02/15/43	12,450,000	11,034,785
2.88%, 05/15/43	9,481,000	7,278,890
3.88%, 05/15/43	13,000,000	11,493,828
3.63%, 08/15/43	7,117,000	6,063,906
4.38%, 08/15/43	13,350,000	12,557,344
3.75%, 11/15/43	7,150,000	6,180,840
4.75%, 11/15/43	13,350,000	13,136,191
3.63%, 02/15/44	7,527,000	6,378,544
4.50%, 02/15/44	13,650,000	13,001,625
3.38%, 05/15/44	7,294,000	5,949,169
4.63%, 05/15/44	14,000,000	13,527,500
3.13%, 08/15/44	9,132,000	7,147,217
4.13%, 08/15/44	13,550,000	12,258,516
3.00%, 11/15/44	7,436,000	5,689,121
4.63%, 11/15/44	13,750,000	13,255,859
2.50%, 02/15/45	10,832,000	7,597,633
4.75%, 02/15/45	14,050,000	13,749,242
3.00%, 05/15/45	4,934,000	3,753,309
5.00%, 05/15/45	14,050,000	14,176,231
2.88%, 08/15/45	6,332,000	4,700,521
4.88%, 08/15/45	14,300,000	14,197,219
3.00%, 11/15/45	3,782,000	2,856,887
4.63%, 11/15/45	15,100,000	14,508,977
2.50%, 02/15/46	7,591,000	5,236,011
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 02/15/46	14,950,000	14,355,504
2.50%, 05/15/46	7,232,000	4,970,305
5.00%, 05/15/46	10,000,000	10,078,906
2.25%, 08/15/46	10,578,000	6,903,798
2.88%, 11/15/46	3,719,000	2,717,485
3.00%, 02/15/47	8,334,000	6,204,272
3.00%, 05/15/47	6,038,000	4,484,630
2.75%, 08/15/47	10,280,000	7,273,903
2.75%, 11/15/47	10,228,000	7,214,735
3.00%, 02/15/48	12,050,000	8,875,578
3.13%, 05/15/48	12,420,000	9,334,406
3.00%, 08/15/48	14,528,000	10,647,435
3.38%, 11/15/48	14,400,000	11,264,625
3.00%, 02/15/49	16,076,000	11,725,432
2.88%, 05/15/49	14,950,000	10,621,508
2.25%, 08/15/49	14,600,000	9,086,219
2.38%, 11/15/49	13,500,000	8,603,086
2.00%, 02/15/50	16,898,000	9,852,326
1.25%, 05/15/50	20,200,000	9,618,672
1.38%, 08/15/50	22,700,000	11,140,734
1.63%, 11/15/50	22,500,000	11,768,555
1.88%, 02/15/51	24,850,000	13,818,930
2.38%, 05/15/51	23,800,000	14,888,016
2.00%, 08/15/51	24,900,000	14,185,219
1.88%, 11/15/51	23,750,000	13,058,789
2.25%, 02/15/52	21,000,000	12,649,219
2.88%, 05/15/52	19,650,000	13,598,414
3.00%, 08/15/52	18,650,000	13,229,844
4.00%, 11/15/52	18,450,000	15,784,840
3.63%, 02/15/53	19,200,000	15,360,000
3.63%, 05/15/53	18,250,000	14,591,445
4.13%, 08/15/53	20,700,000	18,088,242
4.75%, 11/15/53	22,400,000	21,673,750
4.25%, 02/15/54	23,040,000	20,565,000
4.63%, 05/15/54	23,350,000	22,182,500
4.25%, 08/15/54	22,750,000	20,318,594
4.50%, 11/15/54	22,850,000	21,275,492
4.63%, 02/15/55	22,850,000	21,721,781
4.75%, 05/15/55	23,075,000	22,388,158
4.75%, 08/15/55	23,150,000	22,473,586
4.63%, 11/15/55	23,690,000	22,546,217
4.75%, 02/15/56	26,880,000	26,121,900
5.00%, 05/15/56	19,450,000	19,665,773
U.S. Treasury Notes
4.38%, 07/15/27	18,500,000	18,547,334
0.38%, 07/31/27	13,600,000	13,064,234
2.75%, 07/31/27	15,000,000	14,781,738
3.88%, 07/31/27	20,000,000	19,944,922
2.25%, 08/15/27	13,872,000	13,586,161
3.75%, 08/15/27	18,300,000	18,223,512
0.50%, 08/31/27	12,000,000	11,508,750
3.13%, 08/31/27	13,500,000	13,347,334
3.63%, 08/31/27	21,700,000	21,577,090
3.38%, 09/15/27	20,000,000	19,819,531
0.38%, 09/30/27	16,700,000	15,941,977
3.50%, 09/30/27	23,250,000	23,068,359
4.13%, 09/30/27	13,500,000	13,496,309
3.88%, 10/15/27	18,300,000	18,235,307
0.50%, 10/31/27	14,300,000	13,629,129
3.50%, 10/31/27	22,100,000	21,911,805
4.13%, 10/31/27	15,000,000	14,992,090
2.25%, 11/15/27	14,224,000	13,865,622
4.13%, 11/15/27	17,900,000	17,890,561
0.63%, 11/30/27	15,500,000	14,754,971
3.38%, 11/30/27	22,000,000	21,764,961
3.88%, 11/30/27	13,000,000	12,949,980
4.00%, 12/15/27	18,200,000	18,158,766
0.63%, 12/31/27	17,525,000	16,633,690
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 12/31/27	31,850,000	31,486,089
3.88%, 12/31/27	17,500,000	17,427,539
4.25%, 01/15/28	22,200,000	22,225,148
0.75%, 01/31/28	19,200,000	18,202,125
3.50%, 01/31/28	37,300,000	36,917,529
2.75%, 02/15/28	19,322,000	18,896,312
4.25%, 02/15/28	18,500,000	18,522,402
1.13%, 02/29/28	20,300,000	19,318,305
3.38%, 02/29/28	22,400,000	22,121,312
4.00%, 02/29/28	14,000,000	13,963,906
3.88%, 03/15/28	20,000,000	19,905,859
1.25%, 03/31/28	19,100,000	18,170,740
3.63%, 03/31/28	14,950,000	14,813,932
3.88%, 03/31/28	23,000,000	22,888,594
3.75%, 04/15/28	19,000,000	18,865,293
1.25%, 04/30/28	20,500,000	19,458,984
3.50%, 04/30/28	14,300,000	14,133,260
3.75%, 04/30/28	23,000,000	22,836,035
2.88%, 05/15/28	20,670,000	20,194,429
3.75%, 05/15/28	19,500,000	19,356,797
1.25%, 05/31/28	20,505,000	19,418,075
3.63%, 05/31/28	13,500,000	13,368,164
4.00%, 05/31/28	30,000,000	29,915,625
3.88%, 06/15/28	19,800,000	19,694,812
1.25%, 06/30/28	19,000,000	17,950,918
4.00%, 06/30/28	13,350,000	13,310,106
4.13%, 06/30/28	22,000,000	21,989,687
3.88%, 07/15/28	18,800,000	18,694,250
1.00%, 07/31/28	19,650,000	18,424,945
4.13%, 07/31/28	13,000,000	12,991,367
2.88%, 08/15/28	20,868,000	20,328,367
3.63%, 08/15/28	23,000,000	22,750,234
1.13%, 08/31/28	20,100,000	18,848,461
4.38%, 08/31/28	14,700,000	14,763,738
3.38%, 09/15/28	24,540,000	24,135,474
1.25%, 09/30/28	19,750,000	18,525,654
4.63%, 09/30/28	16,000,000	16,156,250
3.50%, 10/15/28	20,975,000	20,671,846
1.38%, 10/31/28	19,000,000	17,833,281
4.88%, 10/31/28	16,650,000	16,908,856
3.13%, 11/15/28	20,614,000	20,135,691
3.50%, 11/15/28	19,375,000	19,085,889
1.50%, 11/30/28	18,500,000	17,379,160
4.38%, 11/30/28	18,250,000	18,336,260
3.50%, 12/15/28	25,800,000	25,403,930
1.38%, 12/31/28	18,650,000	17,427,551
3.75%, 12/31/28	20,000,000	19,803,906
3.50%, 01/15/29	23,000,000	22,632,539
1.75%, 01/31/29	17,300,000	16,284,301
4.00%, 01/31/29	20,000,000	19,917,969
2.63%, 02/15/29	20,166,000	19,401,898
3.50%, 02/15/29	23,100,000	22,720,113
1.88%, 02/28/29	16,000,000	15,085,625
4.25%, 02/28/29	21,450,000	21,496,922
3.50%, 03/15/29	23,000,000	22,616,367
2.38%, 03/31/29	15,650,000	14,931,078
4.13%, 03/31/29	22,400,000	22,378,125
3.88%, 04/15/29	21,500,000	21,339,590
2.88%, 04/30/29	14,700,000	14,199,281
4.63%, 04/30/29	23,500,000	23,786,406
2.38%, 05/15/29	16,158,000	15,387,339
3.88%, 05/15/29	28,000,000	27,788,906
2.75%, 05/31/29	13,000,000	12,502,344
4.50%, 05/31/29	24,800,000	25,027,656
4.13%, 06/15/29	20,000,000	19,983,594
3.25%, 06/30/29	12,500,000	12,181,641
4.25%, 06/30/29	23,100,000	23,155,945
2.63%, 07/31/29	12,000,000	11,469,844
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 07/31/29	23,500,000	23,393,516
1.63%, 08/15/29	15,166,000	14,056,986
3.13%, 08/31/29	11,400,000	11,051,320
3.63%, 08/31/29	22,500,000	22,143,164
3.50%, 09/30/29	23,000,000	22,537,305
3.88%, 09/30/29	11,000,000	10,902,461
4.00%, 10/31/29	11,700,000	11,637,844
4.13%, 10/31/29	23,400,000	23,366,180
1.75%, 11/15/29	10,866,000	10,054,021
3.88%, 11/30/29	10,800,000	10,697,906
4.13%, 11/30/29	23,500,000	23,466,035
3.88%, 12/31/29	10,500,000	10,397,051
4.38%, 12/31/29	22,000,000	22,143,516
3.50%, 01/31/30	10,500,000	10,265,391
4.25%, 01/31/30	22,475,000	22,526,798
1.50%, 02/15/30	18,998,000	17,310,443
4.00%, 02/28/30	33,800,000	33,600,633
3.63%, 03/31/30	10,400,000	10,199,719
4.00%, 03/31/30	23,500,000	23,352,207
3.50%, 04/30/30	11,700,000	11,418,469
3.88%, 04/30/30	23,500,000	23,247,559
0.63%, 05/15/30	26,005,000	22,724,916
3.75%, 05/31/30	11,000,000	10,827,695
4.00%, 05/31/30	23,400,000	23,243,695
3.75%, 06/30/30	10,750,000	10,577,412
3.88%, 06/30/30	22,800,000	22,538,156
3.88%, 07/31/30	23,600,000	23,323,437
4.00%, 07/31/30	11,500,000	11,417,793
0.63%, 08/15/30	34,300,000	29,709,695
3.63%, 08/31/30	24,750,000	24,214,395
4.13%, 08/31/30	11,500,000	11,469,004
3.63%, 09/30/30	26,300,000	25,721,605
4.63%, 09/30/30	12,800,000	13,010,500
3.63%, 10/31/30	27,000,000	26,390,391
4.88%, 10/31/30	12,500,000	12,830,566
0.88%, 11/15/30	36,300,000	31,527,117
3.50%, 11/30/30	23,250,000	22,599,727
4.38%, 11/30/30	13,800,000	13,895,414
3.63%, 12/31/30	25,600,000	25,000,000
3.75%, 12/31/30	14,050,000	13,789,856
3.75%, 01/31/31	24,500,000	24,040,625
4.00%, 01/31/31	13,300,000	13,186,223
1.13%, 02/15/31	36,300,000	31,680,258
3.50%, 02/28/31	24,250,000	23,539,551
4.25%, 02/28/31	13,500,000	13,525,840
3.88%, 03/31/31	23,250,000	22,923,955
4.13%, 03/31/31	14,000,000	13,950,234
3.88%, 04/30/31	25,000,000	24,644,531
4.63%, 04/30/31	14,500,000	14,761,113
1.63%, 05/15/31	38,300,000	33,985,266
4.13%, 05/31/31	30,900,000	30,792,574
4.63%, 05/31/31	17,400,000	17,715,375
4.13%, 06/30/31	25,000,000	24,913,086
4.25%, 06/30/31	14,000,000	14,022,422
4.13%, 07/31/31	15,550,000	15,487,436
1.25%, 08/15/31	36,700,000	31,725,430
3.75%, 08/31/31	16,025,000	15,676,331
3.63%, 09/30/31	13,725,000	13,342,737
4.13%, 10/31/31	15,200,000	15,126,969
1.38%, 11/15/31	36,800,000	31,787,437
4.13%, 11/30/31	12,500,000	12,435,059
4.50%, 12/31/31	14,000,000	14,181,016
4.38%, 01/31/32	14,800,000	14,897,125
1.88%, 02/15/32	33,400,000	29,468,977
4.13%, 02/29/32	14,500,000	14,413,906
4.13%, 03/31/32	14,600,000	14,507,609
4.00%, 04/30/32	14,750,000	14,558,135
2.88%, 05/15/32	33,600,000	31,198,125
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 05/31/32	13,800,000	13,704,047
4.00%, 06/30/32	14,000,000	13,805,859
4.00%, 07/31/32	14,500,000	14,292,129
2.75%, 08/15/32	31,500,000	28,934,473
3.88%, 08/31/32	14,100,000	13,798,172
3.88%, 09/30/32	14,200,000	13,887,156
3.75%, 10/31/32	14,900,000	14,461,149
4.13%, 11/15/32	32,700,000	32,413,875
3.75%, 11/30/32	14,100,000	13,679,203
3.88%, 12/31/32	14,400,000	14,062,500
4.00%, 01/31/33	14,500,000	14,255,312
3.50%, 02/15/33	32,500,000	31,013,379
3.75%, 02/28/33	14,250,000	13,803,574
4.25%, 03/31/33	14,500,000	14,458,086
4.13%, 04/30/33	14,750,000	14,592,129
3.38%, 05/15/33	33,400,000	31,551,258
4.25%, 05/31/33	16,000,000	15,945,000
4.25%, 06/30/33	15,000,000	14,944,922
3.88%, 08/15/33	36,300,000	35,304,586
4.50%, 11/15/33	37,740,000	38,123,297
4.00%, 02/15/34	39,500,000	38,598,906
4.38%, 05/15/34	39,500,000	39,518,516
3.88%, 08/15/34	40,050,000	38,692,055
4.25%, 11/15/34	40,100,000	39,717,797
4.63%, 02/15/35	40,350,000	40,999,383
4.25%, 05/15/35	40,100,000	39,636,344
4.25%, 08/15/35	41,500,000	40,978,008
4.00%, 11/15/35	42,950,000	41,550,770
4.13%, 02/15/36	42,300,000	41,285,461
4.38%, 05/15/36	35,500,000	35,319,727
Total Treasuries (Cost $4,996,433,414)		4,877,291,514

GOVERNMENT RELATED 4.2% OF NET ASSETS

Agency 1.0%
Foreign 0.6%
Austria 0.0%
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	350,000	347,680
4.25%, 03/01/28	730,000	730,380
4.00%, 05/28/28 (c)	500,000	498,085
4.13%, 01/18/29	460,000	459,236
4.13%, 05/29/29	410,000	409,180
3.75%, 09/05/29	150,000	147,938
4.50%, 01/24/30	500,000	504,455
3.75%, 09/10/30	440,000	432,049
3.75%, 01/15/31	470,000	460,689
		3,989,692
Canada 0.1%
CI Financial Corp.
3.20%, 12/17/30 (a)	460,000	416,056
4.10%, 06/15/51 (a)	130,000	88,354
Export Development Canada
3.75%, 09/07/27	510,000	507,491
3.88%, 02/14/28	1,490,000	1,482,833
4.13%, 02/13/29	980,000	978,697
4.00%, 06/20/30	600,000	594,744
4.75%, 06/05/34	350,000	358,134
		4,426,309
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
China 0.0%
Industrial & Commercial Bank of China Ltd.
3.54%, 11/08/27	300,000	296,409
Germany 0.2%
Kreditanstalt fuer Wiederaufbau
3.50%, 08/27/27 (h)	1,050,000	1,042,566
3.75%, 02/15/28 (h)	945,000	939,113
2.88%, 04/03/28 (h)	1,195,000	1,169,415
3.88%, 05/15/28 (h)	535,000	532,288
3.88%, 06/15/28 (h)	1,000,000	994,690
3.50%, 08/09/28 (h)	1,065,000	1,051,048
4.00%, 03/15/29 (h)	1,700,000	1,692,928
3.50%, 05/15/29 (h)	1,400,000	1,374,562
1.75%, 09/14/29 (h)	895,000	830,479
4.63%, 03/18/30 (h)	925,000	938,274
3.75%, 07/15/30 (h)	1,725,000	1,696,244
0.75%, 09/30/30 (h)	830,000	719,925
4.75%, 10/29/30 (h)	815,000	832,523
3.75%, 03/14/31 (h)	2,100,000	2,059,050
4.13%, 07/22/31 (h)	1,360,000	1,353,214
4.13%, 07/15/33 (h)	1,550,000	1,530,206
4.38%, 02/28/34 (h)	870,000	871,479
3.28%, 04/18/36 (h)(i)	660,000	427,436
3.51%, 06/29/37 (h)(i)	665,000	404,905
Landwirtschaftliche Rentenbank
3.88%, 09/28/27 (h)	60,000	59,772
2.50%, 11/15/27 (h)	505,000	493,759
4.63%, 04/17/29 (h)	510,000	515,799
4.13%, 05/28/30 (h)	450,000	448,317
0.88%, 09/03/30 (h)	900,000	786,330
3.63%, 10/08/30 (h)	200,000	195,488
4.13%, 06/03/31 (h)	500,000	497,710
5.00%, 10/24/33 (c)(h)	565,000	586,634
		24,044,154
Japan 0.1%
Japan Bank for International Cooperation
2.88%, 07/21/27	320,000	315,427
4.63%, 07/22/27	500,000	501,880
4.38%, 10/05/27	450,000	450,509
2.75%, 11/16/27	485,000	474,883
4.63%, 07/19/28	480,000	482,894
3.25%, 07/20/28	620,000	607,141
3.50%, 10/31/28	550,000	540,089
2.13%, 02/16/29	545,000	515,254
2.00%, 10/17/29	400,000	371,072
1.25%, 01/21/31	600,000	523,230
1.88%, 04/15/31	1,200,000	1,070,796
4.63%, 04/17/34	300,000	300,312
4.38%, 01/23/36	400,000	390,516
Japan International Cooperation Agency
3.38%, 06/12/28	525,000	515,571
4.75%, 05/21/29	400,000	404,204
4.25%, 05/22/30	400,000	398,076
1.00%, 07/22/30	370,000	324,105
1.75%, 04/28/31 (c)	350,000	310,107
		8,496,066
Norway 0.1%
Equinor ASA
7.25%, 09/23/27	475,000	491,596
4.25%, 06/02/28 (a)	290,000	289,606
3.63%, 09/10/28 (a)	385,000	379,837
3.13%, 04/06/30 (a)	555,000	528,699
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 05/22/30 (a)	530,000	488,718
4.50%, 09/03/30 (a)	145,000	144,684
5.13%, 06/03/35 (a)	50,000	50,491
4.75%, 11/14/35 (a)	455,000	443,807
3.63%, 04/06/40 (a)	200,000	166,918
5.10%, 08/17/40	245,000	239,191
4.25%, 11/23/41	275,000	241,189
3.95%, 05/15/43	410,000	339,619
4.80%, 11/08/43	260,000	240,534
3.25%, 11/18/49 (a)	475,000	329,365
3.70%, 04/06/50 (a)	425,000	319,621
		4,693,875
Republic of Korea 0.1%
Export-Import Bank of Korea
4.25%, 09/15/27	200,000	199,818
4.13%, 10/17/27	350,000	349,034
5.00%, 01/11/28	520,000	524,951
5.13%, 09/18/28	300,000	304,869
4.50%, 01/11/29	250,000	250,950
3.75%, 01/13/29	400,000	394,300
4.88%, 01/14/30	400,000	406,524
1.25%, 09/21/30	300,000	264,180
3.75%, 09/22/30	300,000	292,776
3.88%, 01/13/31	400,000	391,704
2.13%, 01/18/32	550,000	487,465
4.50%, 09/15/32	300,000	300,357
5.13%, 01/11/33	300,000	309,924
4.63%, 01/11/34	250,000	250,078
5.25%, 01/14/35	625,000	649,781
4.38%, 01/13/36	200,000	194,294
2.50%, 06/29/41	400,000	291,992
Korea Development Bank
4.13%, 10/16/27	390,000	388,970
4.63%, 02/03/28	300,000	301,251
4.38%, 02/15/28	375,000	375,176
5.38%, 10/23/28	235,000	240,177
3.75%, 01/28/29	400,000	394,384
4.50%, 02/15/29	245,000	246,063
4.88%, 02/03/30	400,000	406,544
3.75%, 09/16/30	300,000	292,698
1.63%, 01/19/31	480,000	425,803
4.00%, 01/28/31	400,000	393,656
2.00%, 10/25/31	325,000	288,317
4.25%, 09/08/32	200,000	197,296
4.38%, 02/15/33	380,000	376,170
5.63%, 10/23/33	200,000	213,054
		10,402,556
Sweden 0.0%
Svensk Exportkredit AB
3.88%, 08/04/27	400,000	398,676
3.75%, 05/08/28	500,000	495,585
4.13%, 06/14/28	755,000	753,430
4.25%, 02/01/29	300,000	300,177
3.63%, 03/12/29	500,000	492,475
3.75%, 07/29/30	300,000	294,297
4.88%, 10/04/30	700,000	716,128
		3,450,768
		59,799,829
U.S. 0.4%
Federal Farm Credit Banks Funding Corp.
4.13%, 03/20/29	1,000,000	997,630
4.00%, 04/01/30	1,000,000	991,940
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Federal Home Loan Banks
1.25%, 12/21/26	500,000	493,730
4.13%, 01/15/27	2,500,000	2,501,025
4.75%, 04/09/27	2,000,000	2,010,120
4.25%, 12/10/27	2,000,000	2,000,960
4.00%, 06/30/28	5,000,000	4,985,700
3.25%, 11/16/28	5,000,000	4,906,700
4.75%, 12/08/28	2,000,000	2,024,160
4.13%, 06/14/30	1,000,000	998,160
4.75%, 03/10/34	2,000,000	2,039,060
5.50%, 07/15/36	1,900,000	2,049,264
Federal Home Loan Mortgage Corp.
6.75%, 09/15/29	500,000	538,130
6.75%, 03/15/31	1,564,000	1,730,566
6.25%, 07/15/32	700,000	772,807
Federal National Mortgage Association
0.75%, 10/08/27	6,000,000	5,754,900
7.13%, 01/15/30	527,000	577,128
7.25%, 05/15/30	1,000,000	1,107,510
0.88%, 08/05/30	5,285,000	4,632,144
6.63%, 11/15/30	2,700,000	2,957,796
5.63%, 07/15/37	1,500,000	1,634,625
Private Export Funding Corp.
3.90%, 10/15/27	185,000	184,062
1.40%, 07/15/28	200,000	188,464
4.30%, 12/15/28	150,000	149,912
4.60%, 02/15/34	150,000	150,117
Tennessee Valley Authority
2.88%, 02/01/27	500,000	496,730
5.25%, 09/15/39	750,000	780,202
4.63%, 09/15/60	100,000	88,512
		47,742,054
		107,541,883

Local Authority 0.7%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.50%, 12/01/29	165,000	185,739
9.38%, 04/15/30	300,000	350,397
9.50%, 11/15/30	30,000	35,787
Province of Alberta
3.30%, 03/15/28	690,000	679,484
4.50%, 06/26/29	465,000	468,120
1.30%, 07/22/30	950,000	845,310
4.50%, 01/24/34	360,000	359,143
4.30%, 11/02/35	500,000	487,015
Province of British Columbia
4.70%, 01/24/28	1,135,000	1,142,877
4.80%, 11/15/28	710,000	718,690
4.90%, 04/24/29	575,000	584,511
3.90%, 08/27/30	1,000,000	984,680
1.30%, 01/29/31	700,000	612,500
4.05%, 04/23/31	1,500,000	1,480,800
4.20%, 07/06/33	900,000	882,486
4.75%, 06/12/34	750,000	757,042
4.80%, 06/11/35	750,000	757,567
7.25%, 09/01/36	340,000	405,069
Province of Manitoba
1.50%, 10/25/28	280,000	263,116
4.30%, 07/27/33	260,000	256,238
4.90%, 05/31/34	355,000	361,610
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Province of New Brunswick
3.63%, 02/24/28	390,000	386,077
Province of Ontario
4.20%, 01/18/29	750,000	749,220
3.80%, 01/29/29	1,125,000	1,112,940
3.70%, 09/17/29	545,000	535,561
2.00%, 10/02/29	385,000	358,516
4.70%, 01/15/30	790,000	800,254
3.90%, 09/04/30	500,000	492,560
1.13%, 10/07/30	540,000	473,926
1.60%, 02/25/31	900,000	798,102
4.05%, 04/16/31	1,000,000	989,020
1.80%, 10/14/31	530,000	466,204
2.13%, 01/21/32	475,000	421,662
5.05%, 04/24/34	450,000	464,342
4.85%, 06/11/35	900,000	914,850
4.45%, 11/20/35	600,000	590,676
4.85%, 05/29/36	1,000,000	1,012,730
Province of Quebec
3.63%, 04/13/28	1,000,000	989,640
4.50%, 04/03/29	1,205,000	1,212,555
7.50%, 09/15/29	608,000	665,377
1.35%, 05/28/30	675,000	603,410
3.88%, 01/14/31	1,400,000	1,374,254
1.90%, 04/21/31	375,000	335,505
4.50%, 09/08/33	300,000	299,280
4.25%, 09/05/34	600,000	585,816
4.63%, 08/28/35	600,000	598,074
4.63%, 06/03/36	1,000,000	992,960
Province of Saskatchewan
4.65%, 01/28/30	530,000	536,122
		31,377,814
U.S. 0.4%
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44	105,000	117,092
American Municipal Power, Inc.
6.45%, 02/15/44	100,000	104,771
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	311,350
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	300,000	313,238
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	224,523	255,374
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	250,000	280,072
RB Sereis F3
3.13%, 04/01/55 (a)	165,000	108,032
Board of Regents of the University of Texas System
2.44%, 08/15/49 (a)	220,000	135,526
RB (Build America Bonds) Series C
4.79%, 08/15/46	60,000	57,159
California Health Facilities Financing Authority
RB Series 2022
4.19%, 06/01/37 (a)	110,000	102,754
California State University
5.18%, 11/01/53 (a)	100,000	96,089
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series 2017B
3.90%, 11/01/47 (a)	115,000	95,525
RB Series E
2.90%, 11/01/51 (a)	100,000	71,029
Series B
2.72%, 11/01/52	400,000	265,839
Central Puget Sound Regional Transit Authority
RB (Build America Bonds) Series 2009-S
5.49%, 11/01/39	115,000	116,231
Charlotte-Mecklenburg Hospital Authority
3.20%, 01/15/51 (a)	75,000	50,851
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	150,000	162,662
Series C
4.47%, 01/01/49	90,000	78,376
Series C
4.57%, 01/01/54	30,000	25,859
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	393,506	435,005
RB (Pension Funding) Series 2008B
6.90%, 12/01/40	176,400	194,720
City of Chicago
GO Bonds Series 2026A
5.88%, 01/01/31	115,000	115,953
City of Houston
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	255,000	219,974
City of New York
6.27%, 12/01/37	200,000	211,683
6.29%, 02/01/45 (a)	100,000	104,944
5.56%, 10/01/45 (a)	100,000	99,547
5.65%, 02/01/46	100,000	100,523
5.37%, 10/01/51	250,000	240,287
5.80%, 02/01/52	300,000	303,324
5.94%, 02/01/55	100,000	103,583
6.39%, 02/01/55 (a)	200,000	206,267
5.39%, 10/01/55	200,000	190,776
GO Bonds Series 2023 B-1
5.83%, 10/01/53	200,000	203,936
GO Bonds Series 2024 D-1
5.09%, 10/01/49	100,000	93,453
GO Bonds Series 2024 D-1
5.11%, 10/01/54	200,000	184,084
GO Bonds Series 2024 D-2
5.26%, 10/01/44 (a)	100,000	97,272
City of New York NY
GO Bonds (Build America Bonds) Series C1
5.52%, 10/01/37	115,000	114,907
City of Riverside CA
RB Series A
3.86%, 06/01/45 (a)	40,000	35,510
City of San Antonio Electric & Gas Systems Revenue
5.47%, 02/01/45 (a)	200,000	201,035
5.57%, 02/01/50 (a)	250,000	248,711
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
City of San Antonio TX Electric & Gas Systems Revenue
RB Series 2012
4.43%, 02/01/42	210,000	199,990
City of San Francisco Public Utilities Commission Water Revenue
RB (Build America Bonds) Series 2010
6.95%, 11/01/50	150,000	164,557
City of Tucson AZ
Series A, (AGM)
2.86%, 07/01/47	220,000	160,056
Commonwealth Financing Authority
RB Series A
3.86%, 06/01/38	75,000	69,303
RB Series A
2.99%, 06/01/42	85,000	65,326
Series A
4.14%, 06/01/38	215,000	202,327
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	101,425
GO (Build America Bonds) Series 2010D
4.50%, 08/01/31	400,000	396,650
RB Series 2022 A
3.77%, 07/15/29	150,000	147,734
Series H
2.90%, 09/01/49	300,000	204,837
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	205,952
County of Broward Airport System Revenue
RB Series C
3.48%, 10/01/43 (a)	130,000	107,477
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	385,127
County of Cook IL
GO (Build America Bonds) Series D
6.23%, 11/15/34	115,000	121,185
County of Miami-Dade Aviation Revenue
RB Series C
4.28%, 10/01/41 (a)	205,000	188,085
County of Miami-Dade Seaport Department
6.22%, 11/01/55 (a)	155,000	160,235
County of Miami-Dade Transit System
2.60%, 07/01/42	100,000	77,796
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2010
5.02%, 12/01/48	250,000	233,910
Series B
6.00%, 12/01/44	300,000	307,079
Dallas Convention Center Hotel Development Corp.
RB Series 2009
7.09%, 01/01/42	105,000	115,939
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	151,187
Dallas Fort Worth International Airport
4.51%, 11/01/51 (a)	250,000	216,674
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series 2020C
2.92%, 11/01/50	150,000	105,225
RB Series A
4.09%, 11/01/51	25,000	20,621
RB Series C
2.84%, 11/01/46	35,000	25,566
Series A
2.99%, 11/01/38	175,000	151,217
Series A
3.14%, 11/01/45	105,000	80,056
Series C
3.09%, 11/01/40 (a)	205,000	165,850
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35	350,000	350,724
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	185,000	154,028
Empire State Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	260,000	266,524
Foothill-Eastern Transportation Corridor Agency
Series A
4.09%, 01/15/49 (a)	130,000	106,444
Series A
3.92%, 01/15/53 (a)	125,000	96,831
Golden State Tobacco Securitization Corp.
3.49%, 06/01/36 (a)	100,000	83,491
4.21%, 06/01/50 (a)	200,000	141,181
RB Series 2021 A-1
3.71%, 06/01/41 (a)	100,000	77,833
RB Series B
3.00%, 06/01/46	105,000	95,927
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	200,977
Series B
3.24%, 10/01/52 (a)	300,000	208,226
Health & Educational Facilities Authority of the State of Missouri
3.23%, 05/15/50 (a)	100,000	71,199
Idaho Energy Resources Authority
2.86%, 09/01/46	60,000	42,571
Illinois State Toll Highway Authority
RB (Build America Bonds) Series A
6.18%, 01/01/34	30,000	31,611
Indiana Finance Authority
RB Series 2021
3.05%, 01/01/51	60,000	43,745
JobsOhio Beverage System
RB Series 2013 B
4.53%, 01/01/35	185,000	183,361
Kansas Development Finance Authority
RB Series H
4.93%, 04/15/45	80,000	76,568
RB Series K
2.77%, 05/01/51	30,000	20,931
Los Angeles Community College District
GO (Build America Bonds) Series 2010
6.75%, 08/01/49	215,000	234,470
Los Angeles Department of Water & Power
6.60%, 07/01/50	150,000	162,353
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	265,740
Louisiana Local Government Environmental Facilities & Community Development Authority
RB Series 2022 A
4.48%, 08/01/39	300,000	286,370
RB Series 2023
5.05%, 12/01/34	200,000	203,198
RB Series A
4.15%, 02/01/33	200,000	197,780
RB Series A1
5.20%, 12/01/39	100,000	101,045
Series 2022-ELL, Class A3
4.28%, 02/01/36	300,000	287,210
Louisville and Jefferson County Metropolitan Sewer District
RB (Build America Bonds)
6.25%, 05/15/43	100,000	104,135
Maryland Economic Development Corp.
RB Series 2024
5.94%, 05/31/57 (a)	150,000	150,461
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	100,000	77,260
RB Series D
3.20%, 07/01/50	100,000	67,678
Massachusetts School Building Authority
RB Series 2010
5.72%, 08/15/39	50,000	51,155
Metropolitan Government of Nashville & Davidson County Convention Center Auth
RB (Build America Bonds) Series B
6.73%, 07/01/43	10,000	10,613
Metropolitan Transportation Authority
RB Series 2010
6.67%, 11/15/39	40,000	43,163
Metropolitan Transportation Authority Dedicated Tax Fund
RB (Build America Bonds) Series C
7.34%, 11/15/39	310,000	358,243
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
RB (Build America Bonds) Series B
7.46%, 10/01/46	90,000	105,933
Metropolitan Water Reclamation District of Greater Chicago
GO Bonds Series 2009
5.72%, 12/01/38	250,000	254,800
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	350,000	291,098
Michigan State University
RB Series A
4.50%, 08/15/48 (a)	175,000	158,394
Michigan Strategic Fund
3.23%, 09/01/47 (a)	40,000	30,547
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	130,000	94,964
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	241,000	257,688
RB (Build America Bonds) Series A
6.64%, 04/01/57	237,000	255,623
RB Series B
7.06%, 04/01/57	109,000	122,567
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	382,000	396,002
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series B
6.56%, 12/15/40	150,000	164,353
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	500,000	586,064
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	650,000	742,374
New York City Municipal Water Finance Authority
RB (Build America Bonds) Series GG
5.72%, 06/15/42	100,000	98,667
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	254,374
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	249,785
New York State Dormitory Authority
5.23%, 07/01/35	150,000	153,785
4.95%, 08/01/48 (a)	95,000	83,746
5.83%, 07/01/55	100,000	104,369
RB Series 2009F
5.63%, 03/15/39	185,000	186,940
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	350,000	383,928
Ohio State University
4.80%, 06/01/11	25,000	20,578
Ohio Turnpike & Infrastructure Commission
RB Series A
3.22%, 02/15/48 (a)	100,000	73,463
Oklahoma Development Finance Authority
4.62%, 06/01/44	150,000	144,015
4.85%, 02/01/45	155,000	150,457
5.09%, 02/01/52	100,000	93,914
RB Series 2022
4.38%, 11/01/45	145,000	136,961
RB Series 2022
4.71%, 05/01/52 (a)	150,000	136,740
Oregon School Boards Association
5.68%, 06/30/28	69,745	70,814
Oregon State University
RB Series 2020
3.42%, 03/01/60 (a)	270,000	187,452
Pennsylvania State University
2.79%, 09/01/43	240,000	183,348
Permanent University Fund - Texas A&M University System
3.66%, 07/01/47 (a)	150,000	124,647
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Port Authority of New York & New Jersey
6.04%, 12/01/29	150,000	157,840
5.65%, 11/01/40	200,000	209,675
3.14%, 02/15/51 (a)	200,000	146,339
5.07%, 07/15/53	40,000	38,017
Consolidated Bonds 164th Series
5.65%, 11/01/40	240,000	254,060
Consolidated Bonds 168th Series
4.93%, 10/01/51	500,000	468,188
Consolidated Bonds 174th Series
4.46%, 10/01/62	925,000	775,654
Consolidated Bonds 181st Series
4.96%, 08/01/46	200,000	190,727
RB Series 182
5.31%, 08/01/46	380,000	375,252
Port of Morrow
RB Series 2020 1
2.54%, 09/01/40	100,000	77,511
Regents of the University of California Medical Center Pooled Revenue
4.13%, 05/15/32 (a)	75,000	72,998
RB (Build America Bonds) Series F
6.58%, 05/15/49	310,000	326,988
RB (Build America Bonds) Series H
6.55%, 05/15/48	100,000	105,333
RB Series 2022 Q
4.56%, 05/15/53	200,000	170,033
RB Series N
3.71%, 05/15/20 (a)	30,000	18,922
Series N
3.01%, 05/15/50 (a)	235,000	154,033
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	200,000	201,192
Rutgers The State University of New Jersey
RB (Build America Bonds) Series H
5.67%, 05/01/40	30,000	30,671
Series P
3.92%, 05/01/19 (a)	150,000	98,938
Series R
3.27%, 05/01/43	100,000	81,813
Sales Tax Securitization Corp.
RB 2021 Series B
3.24%, 01/01/42	150,000	123,623
RB Series 2017B
3.59%, 01/01/43	300,000	257,783
RB Series B
3.82%, 01/01/48	250,000	198,429
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	72,243
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	302,436
San Diego County Water Authority
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	340,000	348,059
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Francisco City & County Public Utilities Commission Wastewater Revenue
Cnty Ca P Sfoutl 10/27 Fixed 4.655
4.66%, 10/01/27 (a)	100,000	100,427
San Joaquin Hills Transportation Corridor Agency
RB Series B
3.49%, 01/15/50 (a)	240,000	185,285
San Jose Redevelopment Successor Agency
Series A
3.38%, 08/01/34 (a)	375,000	350,094
State Board of Administration Finance Corp.
RB Series 2024 A
5.53%, 07/01/34 (a)	300,000	311,916
Series A
1.71%, 07/01/27	350,000	341,274
Series A
2.15%, 07/01/30	350,000	320,412
State of California
2.50%, 10/01/29	100,000	94,567
4.88%, 09/01/30	350,000	357,701
1.75%, 11/01/30	100,000	89,551
4.05%, 04/01/31	100,000	98,745
5.75%, 10/01/31	150,000	159,154
4.35%, 11/01/32	100,000	98,714
4.50%, 04/01/33 (a)	10,000	9,863
5.15%, 09/01/34	200,000	204,383
4.60%, 04/01/38 (a)(j)	105,000	105,541
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,024,064
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	1,000,000	1,182,433
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	800,000	909,671
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	615,000	707,323
GO Bonds
5.10%, 09/01/35	55,000	55,899
GO Bonds
5.13%, 03/01/38 (a)	150,000	150,380
GO Bonds
7.60%, 11/01/40	600,000	714,392
GO Bonds Series 2010
7.63%, 03/01/40	100,000	118,151
GO Bonds Series 2021A
1.70%, 02/01/28	100,000	96,256
GO Bonds Series 2023
6.00%, 03/01/33	100,000	107,678
GO Bonds Series 2023
5.20%, 03/01/43 (a)	200,000	196,558
GO Bonds Series 2024
5.13%, 09/01/29	150,000	153,553
GO Bonds Series A
3.05%, 04/01/29	200,000	193,561
State of Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	400,000	420,448
State of Hawaii
4.21%, 04/01/31 (a)	100,000	99,513
State of Illinois
GO (Build America Bonds) Series 2010
6.63%, 02/01/35	103,846	108,223
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	178,571	191,536
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	2,073,203	2,095,846
State of Mississippi
GO Bonds (Build America Bonds) Series F
5.25%, 11/01/34	75,000	76,390
State of Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	468,655	474,905
State of Wisconsin
RB Series A
3.95%, 05/01/36 (a)	200,000	187,432
State Public School Building Authority
RB Series A
5.00%, 09/15/27	110,000	110,691
Texas
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	200,000	190,744
Texas Department of Transportation State Highway Fund
RB (Build America Bonds) Series B
5.18%, 04/01/30	255,000	260,147
Texas Natural Gas Securitization Finance Corp.
RB 2023
5.10%, 04/01/35	434,933	442,655
RB Series 2023
5.17%, 04/01/41	750,000	750,428
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	430,000	340,661
United Nations Development Corp.
6.54%, 08/01/55 (a)	100,000	105,575
University of California
RB Series 2015AQ
4.77%, 05/15/15	300,000	243,959
RB Series 2019 BD
3.35%, 07/01/29	200,000	194,756
RB Series AD
4.86%, 05/15/12	400,000	331,377
RB Series BG
1.61%, 05/15/30 (a)	250,000	226,009
RB Series BJ
3.07%, 05/15/51 (a)	250,000	163,759
University of Michigan
2.56%, 04/01/50 (a)	300,000	188,069
4.45%, 04/01/22 (a)	355,000	278,796
RB Series C
3.60%, 04/01/47	130,000	107,891
Series B
2.44%, 04/01/40 (a)	430,000	320,264
University of Minnesota
RB Series 2022
4.05%, 04/01/52	135,000	107,956
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	250,000	152,458
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	400,000	232,056
Series B
2.58%, 11/01/51 (a)	325,000	196,741
Series C
4.18%, 09/01/17 (a)	150,000	110,585
Williamsburg Economic Development Authority
RB Series 2025
4.96%, 11/01/35	100,000	99,642
		44,639,960
		76,017,774

Sovereign 1.2%
Canada 0.1%
Canada Government International Bonds
3.75%, 04/26/28	1,790,000	1,777,524
4.63%, 04/30/29	1,000,000	1,012,290
4.00%, 03/18/30	1,000,000	993,360
4.25%, 05/28/31	1,200,000	1,201,368
		4,984,542
Chile 0.1%
Chile Government International Bonds
3.24%, 02/06/28 (a)	835,000	820,396
4.85%, 01/22/29 (a)	495,000	499,203
2.45%, 01/31/31 (a)	375,000	340,684
4.35%, 04/13/31 (a)	200,000	196,724
2.55%, 01/27/32 (a)	600,000	534,132
2.55%, 07/27/33 (a)	870,000	748,009
3.50%, 01/31/34 (a)	660,000	600,270
4.95%, 01/05/36 (a)	650,843	644,471
5.65%, 01/13/37 (a)	500,000	520,545
3.10%, 05/07/41 (a)	1,000,000	766,680
4.34%, 03/07/42 (a)	650,000	575,945
3.63%, 10/30/42	370,000	299,064
3.86%, 06/21/47	375,000	296,632
3.50%, 01/25/50 (a)	750,000	546,270
4.00%, 01/31/52 (a)	325,000	256,275
5.33%, 01/05/54 (a)	460,000	443,909
3.10%, 01/22/61 (a)	620,000	389,881
3.25%, 09/21/71 (a)	450,000	284,706
		8,763,796
Hungary 0.0%
Hungary Government International Bonds
7.63%, 03/29/41	540,000	640,413
Indonesia 0.1%
Indonesia Government International Bonds
3.50%, 01/11/28	430,000	425,317
4.55%, 01/11/28 (a)	300,000	300,882
4.10%, 04/24/28	300,000	299,118
4.75%, 02/11/29	400,000	402,560
4.40%, 03/10/29 (a)	300,000	298,998
3.40%, 09/18/29	375,000	363,191
5.25%, 01/15/30 (a)	200,000	202,824
2.85%, 02/14/30	405,000	378,910
3.85%, 10/15/30	695,000	670,293
4.35%, 02/21/31 (a)(c)	400,000	391,924
1.85%, 03/12/31	475,000	415,254
5.03%, 05/29/31 (a)	250,000	251,315
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.15%, 07/28/31 (a)	470,000	412,317
3.55%, 03/31/32 (a)(c)	440,000	409,178
4.65%, 09/20/32 (a)	325,000	318,750
4.85%, 01/11/33 (a)	420,000	414,175
4.70%, 02/10/34 (a)	240,000	233,822
4.75%, 09/10/34 (a)	300,000	290,211
5.60%, 01/15/35 (a)	350,000	356,650
4.95%, 02/21/36 (a)	350,000	338,289
4.90%, 04/16/36 (a)	405,000	391,117
5.69%, 05/29/36 (a)	400,000	408,640
4.35%, 01/11/48	795,000	654,476
5.35%, 02/11/49	300,000	287,307
3.70%, 10/30/49	550,000	401,296
3.50%, 02/14/50	350,000	246,565
4.20%, 10/15/50	600,000	473,664
3.05%, 03/12/51	605,000	387,206
4.30%, 03/31/52 (a)(c)	310,000	248,174
5.65%, 01/11/53 (a)	245,000	240,698
5.10%, 02/10/54 (a)	285,000	263,180
5.15%, 09/10/54 (a)	200,000	183,916
3.20%, 09/23/61 (a)	220,000	134,374
4.45%, 04/15/70	275,000	214,588
3.35%, 03/12/71	365,000	223,307
		11,932,486
Israel 0.1%
Israel Government International Bonds
3.25%, 01/17/28	350,000	343,490
5.38%, 03/12/29	710,000	718,009
5.38%, 02/19/30	870,000	881,336
2.75%, 07/03/30	790,000	726,065
4.50%, 01/13/31	800,000	783,192
4.50%, 01/17/33	405,000	390,861
5.50%, 03/12/34	975,000	990,873
5.63%, 02/19/35	675,000	690,856
5.00%, 01/13/36	490,000	477,637
4.50%, 01/30/43	860,000	736,762
4.13%, 01/17/48	240,000	186,358
3.88%, 07/03/50	620,000	448,725
5.75%, 03/12/54	1,030,000	984,701
5.88%, 01/13/56	550,000	532,433
4.50%, 04/03/20	430,000	316,708
State of Israel
2.50%, 01/15/30	320,000	294,477
3.38%, 01/15/50	735,000	489,495
		9,991,978
Italy 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	700,000	667,506
5.38%, 06/15/33	504,000	523,580
4.00%, 10/17/49	840,000	645,557
3.88%, 05/06/51	840,000	625,304
		2,461,947
Mexico 0.3%
Mexico Government International Bonds
3.75%, 01/11/28	660,000	660,000
5.40%, 02/09/28 (a)	500,000	507,400
4.50%, 04/22/29	1,260,000	1,249,655
5.00%, 05/07/29 (a)	250,000	250,428
3.25%, 04/16/30 (a)	815,000	762,742
6.00%, 05/13/30 (a)	500,000	514,850
4.75%, 03/22/31 (a)	250,000	244,635
2.66%, 05/24/31 (a)	1,100,000	974,270
8.30%, 08/15/31	825,000	958,180
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 04/27/32 (a)	760,000	730,846
5.85%, 07/02/32 (a)	1,000,000	1,011,830
5.38%, 03/22/33 (a)	1,185,000	1,161,513
7.50%, 04/08/33	255,000	287,314
4.88%, 05/19/33	550,000	522,764
5.63%, 02/09/34 (a)	1,000,000	984,350
3.50%, 02/12/34 (a)	905,000	772,825
6.75%, 09/27/34	550,000	581,774
6.35%, 02/09/35 (a)	1,025,000	1,049,251
5.63%, 09/22/35 (a)	555,000	541,158
6.00%, 05/07/36 (a)	1,310,000	1,309,424
6.88%, 05/13/37 (a)	1,200,000	1,260,996
6.25%, 08/27/37 (a)	1,500,000	1,500,435
6.63%, 01/29/38 (a)	885,000	906,975
6.13%, 02/09/38 (a)	1,200,000	1,179,072
6.05%, 01/11/40	980,000	952,825
4.28%, 08/14/41 (a)	955,000	752,062
4.75%, 03/08/44	1,225,000	987,619
5.55%, 01/21/45	900,000	813,321
4.60%, 01/23/46	1,230,000	953,557
4.35%, 01/15/47	525,000	387,655
4.60%, 02/10/48	600,000	454,896
4.50%, 01/31/50 (a)	725,000	537,863
5.00%, 04/27/51 (a)	940,000	742,346
4.40%, 02/12/52 (a)	700,000	502,341
6.34%, 05/04/53 (a)	820,000	768,250
6.40%, 05/07/54 (a)	925,000	872,182
7.38%, 05/13/55 (a)	800,000	850,488
6.75%, 02/09/56 (a)	1,100,000	1,079,309
3.77%, 05/24/61 (a)	1,205,000	725,326
5.75%, 10/12/10	830,000	678,226
		31,980,953
Panama 0.1%
Panama Government International Bonds
8.88%, 09/30/27	475,000	499,980
3.88%, 03/17/28 (a)	720,000	709,056
9.38%, 04/01/29	275,000	307,211
3.16%, 01/23/30 (a)	680,000	641,267
7.50%, 03/01/31 (a)	200,000	220,730
2.25%, 09/29/32 (a)	850,000	714,553
3.30%, 01/19/33 (a)	325,000	288,919
6.40%, 02/14/35 (a)	800,000	847,072
6.70%, 01/26/36	670,000	722,675
6.88%, 01/31/36 (a)	310,000	338,551
8.00%, 03/01/38 (a)	375,000	442,283
4.50%, 05/15/47 (a)	500,000	415,015
4.50%, 04/16/50 (a)	800,000	642,512
4.30%, 04/29/53	700,000	540,533
6.85%, 03/28/54 (a)	470,000	506,669
4.50%, 04/01/56 (a)	800,000	625,528
7.88%, 03/01/57 (a)	200,000	242,186
3.87%, 07/23/60 (a)(c)	1,045,000	721,917
4.50%, 01/19/63 (a)	475,000	365,783
		9,792,440
Peru 0.1%
Peru Government International Bonds
4.13%, 08/25/27	275,000	275,325
2.84%, 06/20/30	205,000	192,755
2.78%, 01/23/31 (a)	990,000	912,681
1.86%, 12/01/32 (a)	375,000	311,370
8.75%, 11/21/33	980,000	1,195,041
3.00%, 01/15/34	800,000	694,128
5.38%, 02/08/35 (a)	400,000	404,012
5.50%, 03/30/36 (a)	548,000	554,318
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.55%, 03/14/37	400,000	438,776
3.30%, 03/11/41 (a)	475,000	368,571
5.63%, 11/18/50	805,000	784,827
3.55%, 03/10/51 (a)	575,000	405,381
5.88%, 08/08/54 (a)	525,000	522,543
6.20%, 06/30/55 (a)	420,000	433,902
2.78%, 12/01/60 (a)	670,000	366,517
3.60%, 01/15/72	345,000	219,603
3.23%, 07/28/21 (a)	300,000	166,608
		8,246,358
Philippines 0.1%
Philippines Government International Bonds
3.00%, 02/01/28	650,000	637,169
4.63%, 07/17/28	285,000	286,328
3.75%, 01/14/29	525,000	517,613
9.50%, 02/02/30	625,000	725,700
2.46%, 05/05/30	350,000	323,988
7.75%, 01/14/31	950,000	1,067,268
1.65%, 06/10/31	535,000	464,471
1.95%, 01/06/32	200,000	173,574
6.38%, 01/15/32	350,000	377,944
3.56%, 09/29/32	300,000	279,993
5.61%, 04/13/33	260,000	268,122
5.00%, 07/17/33	425,000	423,925
5.25%, 05/14/34	265,000	265,482
6.38%, 10/23/34	450,000	485,689
5.50%, 02/04/35	400,000	407,184
4.75%, 03/05/35	465,000	449,269
5.00%, 01/27/36	500,000	489,460
5.33%, 06/24/36	400,000	400,688
5.00%, 01/13/37	530,000	518,642
3.95%, 01/20/40	585,000	500,257
3.70%, 03/01/41	810,000	662,013
3.70%, 02/02/42	725,000	584,343
2.95%, 05/05/45	520,000	355,493
2.65%, 12/10/45	590,000	379,618
3.20%, 07/06/46	715,000	500,257
4.20%, 03/29/47	300,000	243,693
5.95%, 10/13/47	275,000	281,201
5.50%, 01/17/48	550,000	528,429
5.60%, 05/14/49	360,000	349,816
5.18%, 09/05/49	275,000	252,940
5.90%, 02/04/50	300,000	304,485
5.75%, 01/27/51	300,000	298,950
		13,804,004
Poland 0.1%
Republic of Poland Government International Bonds
5.50%, 11/16/27 (a)	790,000	801,731
4.63%, 03/18/29 (a)	500,000	503,470
4.88%, 02/12/30	725,000	733,345
4.63%, 04/14/31 (a)	350,000	350,382
5.75%, 11/16/32 (a)	600,000	629,376
4.88%, 10/04/33 (a)	1,035,000	1,031,295
5.13%, 09/18/34 (a)	1,045,000	1,050,967
5.38%, 02/12/35 (a)	900,000	917,991
5.38%, 04/14/36 (a)	750,000	757,440
5.50%, 04/04/53 (a)	805,000	762,585
5.50%, 03/18/54 (a)	1,080,000	1,022,263
6.13%, 04/14/56 (a)	750,000	761,947
		9,322,792
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Republic of Korea 0.0%
Korea International Bonds
3.50%, 09/20/28	235,000	231,141
3.63%, 02/12/29	400,000	394,128
2.50%, 06/19/29	475,000	451,967
1.00%, 09/16/30	470,000	411,664
3.63%, 10/29/30	300,000	292,740
3.88%, 02/12/31	650,000	639,139
4.13%, 06/10/44	300,000	271,128
3.88%, 09/20/48	200,000	169,740
		2,861,647
Uruguay 0.1%
Oriental Republic of Uruguay
5.25%, 09/10/60 (a)	400,000	372,284
Uruguay Government International Bonds
4.38%, 10/27/27	473,333	474,072
4.38%, 01/23/31 (a)	950,000	954,817
5.75%, 10/28/34 (a)	470,000	492,273
7.63%, 03/21/36	425,000	502,537
5.44%, 02/14/37 (a)	640,000	658,112
4.13%, 11/20/45 (c)	390,000	336,410
5.10%, 06/18/50	1,250,000	1,170,300
4.98%, 04/20/55	850,000	772,004
		5,732,809
		120,516,165

Supranational* 1.3%
African Development Bank
4.38%, 11/03/27	700,000	701,694
4.38%, 03/14/28	690,000	692,236
3.88%, 06/12/28	815,000	810,322
3.50%, 09/18/29	605,000	592,168
4.00%, 03/18/30	470,000	466,339
3.63%, 03/03/31(c)	775,000	755,276
5.75%, 05/07/34(a)(b)(k)	250,000	247,055
5.88%, 05/07/35(a)(b)(k)	225,000	221,654
4.50%, 06/12/35(c)	410,000	411,595
4.13%, 01/22/36	310,000	301,478
Asian Development Bank
6.22%, 08/15/27	10,000	10,186
3.13%, 08/20/27	700,000	692,048
2.50%, 11/02/27	988,000	966,906
4.38%, 01/14/28	1,730,000	1,735,622
2.75%, 01/19/28	700,000	685,377
3.75%, 04/25/28	1,000,000	992,740
1.25%, 06/09/28	300,000	283,884
5.82%, 06/16/28	675,000	694,062
4.50%, 08/25/28	1,340,000	1,349,367
3.13%, 09/26/28	160,000	156,502
4.88%, 09/26/28(a)	440,000	440,647
4.38%, 03/06/29	1,455,000	1,462,348
1.88%, 03/15/29	550,000	518,045
3.63%, 08/28/29	1,035,000	1,017,964
1.75%, 09/19/29	1,125,000	1,043,111
1.88%, 01/24/30	1,000,000	923,830
4.75%, 02/12/30(a)	280,000	280,568
4.13%, 05/30/30	1,215,000	1,211,719
3.75%, 08/28/30	880,000	864,838
0.75%, 10/08/30	835,000	723,594
1.50%, 03/04/31	540,000	478,348
4.25%, 05/28/31	1,320,000	1,321,439
3.13%, 04/27/32	210,000	197,585
3.88%, 09/28/32	600,000	586,470
4.00%, 01/12/33	525,000	515,875
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 06/14/33	425,000	413,470
4.13%, 01/12/34	650,000	640,250
4.38%, 03/22/35	535,000	534,074
4.25%, 01/14/36	1,300,000	1,281,176
Asian Infrastructure Investment Bank
3.75%, 09/14/27	710,000	706,585
4.00%, 01/18/28	765,000	763,187
3.63%, 09/15/28	640,000	633,011
4.13%, 01/18/29	765,000	764,311
4.50%, 01/16/30	625,000	631,219
3.88%, 04/22/31	750,000	738,810
4.25%, 03/13/34	350,000	347,375
4.50%, 05/21/35	620,000	623,949
4.13%, 01/14/36	385,000	375,668
Corp. Andina de Fomento
4.13%, 01/07/28	55,000	54,843
5.00%, 01/24/29	860,000	873,425
5.00%, 01/22/30	925,000	940,882
4.63%, 01/15/36	895,000	880,895
Council of Europe Development Bank
3.63%, 01/26/28	500,000	495,880
4.13%, 01/24/29	640,000	639,078
4.00%, 05/21/29	330,000	328,525
4.50%, 01/15/30	450,000	454,203
3.75%, 01/14/31	335,000	328,836
European Bank for Reconstruction & Development
4.38%, 03/09/28	1,050,000	1,053,444
4.13%, 01/25/29	1,005,000	1,003,633
4.25%, 05/29/31	745,000	745,708
4.25%, 03/13/34	730,000	725,109
European Investment Bank
0.63%, 10/21/27	330,000	315,454
3.25%, 11/15/27	1,520,000	1,501,958
3.88%, 03/15/28	1,495,000	1,488,033
3.88%, 06/15/28	1,115,000	1,109,046
4.50%, 10/16/28	1,115,000	1,123,162
4.00%, 02/15/29	1,500,000	1,493,625
1.75%, 03/15/29	1,100,000	1,032,702
3.75%, 05/15/29	2,400,000	2,372,280
4.75%, 06/15/29	1,590,000	1,615,074
1.63%, 10/09/29	365,000	336,727
3.75%, 11/15/29	1,000,000	986,370
4.50%, 03/14/30	1,790,000	1,808,652
0.88%, 05/17/30(c)	355,000	313,163
3.63%, 07/15/30	1,200,000	1,174,536
0.75%, 09/23/30	555,000	481,662
3.88%, 10/15/30	1,180,000	1,164,955
1.25%, 02/14/31	1,240,000	1,087,393
3.75%, 03/13/31(c)	2,600,000	2,549,482
1.63%, 05/13/31	570,000	505,670
4.38%, 10/10/31	1,250,000	1,258,175
4.25%, 08/16/32	1,805,000	1,801,986
3.75%, 02/14/33	2,055,000	1,990,494
4.38%, 08/16/33	1,500,000	1,504,275
4.13%, 02/13/34	1,165,000	1,147,572
4.63%, 02/12/35	900,000	914,319
4.25%, 02/08/36(c)	1,000,000	985,210
4.88%, 02/15/36	490,000	506,337
Inter-American Development Bank
2.38%, 07/07/27	1,305,000	1,282,149
0.63%, 09/16/27	775,000	743,062
4.00%, 01/12/28	370,000	369,090
1.13%, 07/20/28	1,035,000	974,018
3.13%, 09/18/28	1,040,000	1,017,630
4.13%, 02/15/29	825,000	824,167
2.25%, 06/18/29	1,075,000	1,017,735
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 09/14/29	750,000	734,542
4.50%, 02/15/30	1,440,000	1,454,299
3.75%, 06/14/30	700,000	688,310
1.13%, 01/13/31	1,230,000	1,074,725
4.25%, 08/11/31	750,000	750,450
3.63%, 09/17/31	485,000	471,071
3.50%, 04/12/33	985,000	937,306
4.50%, 09/13/33	765,000	772,015
4.38%, 07/17/34	770,000	770,031
4.38%, 07/16/35	1,325,000	1,319,329
4.13%, 01/23/36	1,180,000	1,149,296
3.88%, 10/28/41	290,000	257,993
3.20%, 08/07/42	125,000	101,244
4.38%, 01/24/44	250,000	233,090
5.13%, 09/11/54(a)	50,000	48,106
Inter-American Investment Corp.
4.13%, 02/15/28	350,000	349,478
4.75%, 09/19/28	150,000	151,653
3.63%, 11/20/28	495,000	488,357
4.25%, 02/14/29	335,000	335,168
4.25%, 04/01/30	350,000	349,510
4.38%, 05/28/31	330,000	331,541
International Bank for Reconstruction & Development
2.50%, 11/22/27	1,115,000	1,090,124
0.75%, 11/24/27	2,100,000	2,003,946
1.38%, 04/20/28	1,685,000	1,604,103
3.63%, 05/05/28	1,360,000	1,347,148
3.50%, 07/12/28	1,705,000	1,683,585
4.63%, 08/01/28	1,510,000	1,524,058
1.13%, 09/13/28	1,125,000	1,053,866
5.17%, 04/24/29(a)	360,000	360,259
3.63%, 09/21/29	815,000	801,210
3.88%, 10/16/29	1,850,000	1,832,073
1.75%, 10/23/29	1,165,000	1,077,893
3.88%, 02/14/30	1,445,000	1,429,640
4.13%, 03/20/30	1,550,000	1,545,923
0.88%, 05/14/30	1,470,000	1,296,643
4.00%, 07/25/30	815,000	809,026
0.75%, 08/26/30	1,240,000	1,078,416
3.50%, 10/28/30	1,700,000	1,653,148
4.00%, 01/10/31	1,635,000	1,621,135
1.25%, 02/10/31	1,470,000	1,289,469
4.50%, 04/10/31	950,000	961,514
1.63%, 11/03/31	1,590,000	1,391,806
4.63%, 01/15/32	2,010,000	2,045,296
2.50%, 03/29/32	1,000,000	910,590
4.00%, 05/06/32	1,620,000	1,596,866
4.75%, 11/14/33	1,005,000	1,030,135
5.10%, 04/05/34(a)	410,000	410,295
3.88%, 08/28/34	1,185,000	1,144,485
4.50%, 08/28/34(a)	305,000	300,236
4.70%, 11/08/34(a)	260,000	259,498
4.75%, 02/15/35	120,000	122,958
4.38%, 08/27/35	1,580,000	1,573,459
4.50%, 05/20/36	1,970,000	1,975,358
5.06%, 02/28/39(a)	75,000	74,324
International Finance Corp.
4.50%, 01/21/28	500,000	502,495
4.50%, 07/13/28	600,000	603,990
3.50%, 01/22/29	620,000	610,192
4.25%, 07/02/29	680,000	681,340
3.88%, 07/02/30	640,000	632,557
0.75%, 08/27/30	315,000	273,959
Nordic Investment Bank
3.38%, 09/08/27	205,000	203,153
4.38%, 03/14/28	700,000	702,338
3.75%, 08/28/28	300,000	297,588
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 02/28/29	500,000	500,895
3.75%, 05/09/30	655,000	644,009
3.75%, 01/23/31	330,000	323,760
		137,768,876
Total Government Related (Cost $463,115,564)		441,844,698

SECURITIZED 25.3% OF NET ASSETS

Asset-Backed Securities 0.0%
Credit Card 0.0%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	2,000,000	1,995,586
Electric 0.0%
Duke Energy Carolinas SC Storm Funding LLC
4.90%, 03/01/46	170,000	166,714
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	77,317	75,614
4.26%, 06/01/38	175,000	168,075
4.45%, 12/01/49	400,000	349,348
4.67%, 12/01/53	300,000	260,931
		1,020,682
Utilities 0.0%
Duke Energy Florida Project Finance LLC
2.54%, 09/01/31 (c)	187,035	180,301
2.86%, 03/01/35	45,000	41,353
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/39	205,000	175,654
PG&E Energy Recovery Funding LLC
2.82%, 07/15/48	100,000	73,965
PG&E Wildfire Recovery Funding LLC
4.38%, 06/03/41	115,000	108,336
5.10%, 06/01/54	315,000	291,309
		870,918
		3,887,186

Commercial Mortgage-Backed Security 1.8%
Bank
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	1,000,000	984,636
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	600,000	587,132
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	990,433	975,048
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	800,000	755,813
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	3,755,000	3,439,828
Series 2024-BNK47, Class A5
5.72%, 06/15/57 (a)	1,750,000	1,825,507
Series 2025-BNK50, Class A5
5.65%, 05/15/68 (a)(l)	1,600,000	1,667,716
Series 2025-BNK51, Class A5
5.29%, 12/25/67 (a)	1,000,000	1,015,675
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	1,150,000	1,135,593
Series 2022-C15, Class A5
3.66%, 04/15/55 (a)	3,145,000	2,904,095
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2022-C18, Class A4
5.44%, 12/15/55 (a)(l)	1,620,000	1,650,813
Series 2022-C18, Class A5
5.71%, 12/15/55 (a)(l)	2,657,000	2,741,939
Series 2023-C20, Class A5
5.58%, 07/15/56 (a)	3,642,858	3,765,905
Series 2023-C21, Class A5
6.00%, 09/15/56 (a)	5,200,000	5,484,665
Series 2024-C26, Class A5
5.83%, 05/15/57 (a)	4,500,000	4,728,992
Series 2024-C28, Class A4
5.12%, 09/15/57 (a)	2,500,000	2,506,836
Series 2025-C32, Class A4
5.43%, 02/15/62 (a)	1,035,000	1,063,034
Series 2025-C32, Class A5
5.72%, 02/15/62 (a)	1,000,000	1,045,369
Benchmark Mortgage Trust
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	1,875,000	1,784,313
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	2,600,000	2,449,816
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	2,600,000	2,536,948
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,073,000	995,834
Series 2020-B18, Class A5
1.93%, 07/15/53 (a)	1,845,000	1,639,109
Series 2025-V14, Class A3
5.18%, 04/15/57 (a)	2,500,000	2,516,672
BMO Mortgage Trust
Series 2023-C5, Class A4
5.49%, 06/15/56 (a)	1,600,000	1,622,431
Series 2024-C9, Class A5
5.76%, 07/15/57 (a)	8,700,000	9,082,772
Series 2025-5C9, Class A3
5.78%, 04/15/58 (a)(l)	3,100,000	3,182,150
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,688,899
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	3,625,000	3,611,769
Citigroup Commercial Mortgage Trust
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,600,000	5,537,056
Series 2017-P7, Class A4
3.71%, 04/14/50 (a)	500,000	496,349
Series 2019-C7, Class A4
3.10%, 12/15/72 (a)	1,235,000	1,166,443
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,238,000	2,110,737
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(l)	58,610	58,419
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K058, Class A2
2.65%, 08/25/26 (a)	620,539	618,404
Series K061, Class A2
3.35%, 11/25/26 (a)(l)	487,362	485,193
Series K062, Class A2
3.41%, 12/25/26 (a)	253,035	251,710
Series K064, Class A2
3.22%, 03/25/27 (a)	107,000	106,221
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K070, Class A2
3.30%, 11/25/27 (a)(l)	308,000	303,861
Series K071, Class A2
3.29%, 11/25/27 (a)	4,768,000	4,699,112
Series K072, Class A2
3.44%, 12/25/27 (a)	1,500,000	1,480,560
Series K074, Class A2
3.60%, 01/25/28 (a)	8,075,028	7,978,091
Series K078, Class A2
3.85%, 06/25/28 (a)	1,183,000	1,170,331
Series K083, Class A2
4.05%, 09/25/28 (a)(l)	2,100,000	2,080,712
Series K084, Class A2
3.78%, 10/25/28 (a)(l)	2,000,000	1,970,243
Series K085, Class A2
4.06%, 10/25/28 (a)(l)	900,000	891,749
Series K087, Class A2
3.77%, 12/25/28 (a)	2,469,631	2,430,978
Series K088, Class A2
3.69%, 01/25/29 (a)	2,600,000	2,552,765
Series K089, Class A2
3.56%, 01/25/29 (a)	2,990,000	2,926,183
Series K091, Class A2
3.51%, 03/25/29 (a)	800,000	781,277
Series K098, Class A2
2.43%, 08/25/29 (a)	2,650,000	2,499,657
Series K100, Class A2
2.67%, 09/25/29 (a)	800,000	758,431
Series K103, Class A2
2.65%, 11/25/29 (a)	2,200,000	2,079,846
Series K112, Class A2
1.31%, 05/25/30 (a)	2,000,000	1,782,378
Series K124, Class A2
1.66%, 12/25/30 (a)	3,300,000	2,932,494
Series K126, Class A2
2.07%, 01/25/31 (a)	1,500,000	1,356,837
Series K130, Class A2
1.72%, 06/25/31 (a)	3,500,000	3,088,363
Series K131, Class A2
1.85%, 07/25/31 (a)	1,000,000	886,237
Series K132, Class A2
2.02%, 08/25/31 (a)	1,000,000	888,435
Series K138, Class A2
2.48%, 01/25/32 (a)	1,215,000	1,096,948
Series K143, Class A2
2.35%, 03/25/32 (a)	2,185,000	1,951,659
Series K144, Class A2
2.45%, 04/25/32 (a)	2,060,000	1,847,303
Series K149, Class A2
3.53%, 08/25/32 (a)	3,185,000	3,016,044
Series K150, Class A2
3.71%, 09/25/32 (a)	1,600,000	1,528,419
Series K-1511, Class A2
3.47%, 03/25/31 (a)	500,000	479,229
Series K1512, Class A2
2.99%, 05/25/31 (a)	1,425,000	1,337,026
Series K153, Class A2
3.82%, 12/25/32 (a)(l)	4,200,000	4,030,137
Series K154, Class A2
3.42%, 04/25/32 (a)	1,760,000	1,707,412
Series K155, Class A3
3.75%, 04/25/33 (a)	835,000	795,587
Series K157, Class A2
3.99%, 05/25/33 (a)	1,700,000	1,669,594
Series K157, Class A2
4.20%, 05/25/33 (a)	400,000	391,397
Series K163, Class A2
5.00%, 03/25/34 (a)(l)	1,500,000	1,537,207
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K167, Class A2
4.76%, 10/25/34 (a)	1,600,000	1,613,365
Series K-169, Class A2
4.66%, 12/25/34 (a)	1,000,000	1,001,208
Series K173, Class A2
4.60%, 09/25/35 (a)	2,550,000	2,536,725
Series K538, Class A2
4.48%, 01/25/30 (a)	1,800,000	1,799,378
Series K742, Class A2
1.76%, 03/25/28 (a)	700,000	672,109
Series K755, Class A2
5.20%, 02/25/31 (a)	1,000,000	1,028,531
GS Mortgage Securities Trust
Series 2016-GS4, Class A4
3.44%, 11/10/49 (a)	365,000	363,816
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,500,000	3,284,620
Morgan Stanley Capital I Trust
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	243,942	241,933
Series 2017-HR2, Class A4
3.59%, 12/15/50 (a)	1,300,000	1,276,851
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	3,000,000	2,706,360
UBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50 (a)	1,747,000	1,711,798
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	1,550,000	1,525,881
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,305,000	1,282,405
Series 2019-C18, Class A4
3.04%, 12/15/52 (a)	500,000	469,858
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS6, Class A4
2.92%, 11/15/49 (a)	55,300	55,084
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,551,000	1,530,104
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	2,000,000	1,966,440
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	2,400,000	2,360,390
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	1,500,000	1,481,739
Series 2018-C47, Class A3
4.18%, 09/15/61 (a)	1,212,067	1,196,081
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	1,000,000	968,939
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	4,000,000	3,782,881
Series 2019-C54, Class A4
3.15%, 12/15/52 (a)	800,000	756,542
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	750,000	698,586
Series 2020-C56, Class A5
2.45%, 06/15/53 (a)	410,000	377,760
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	3,000,000	2,674,539
Series 2022-C62, Class A4
4.00%, 04/15/55 (a)(l)	1,800,000	1,707,732
Series 2025-C64, Class A5
5.65%, 02/15/58 (a)	1,400,000	1,454,259
Series 2025-C65, Class A4
5.00%, 10/15/58 (a)	1,369,000	1,356,948
		191,029,205

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities Pass-Through 23.5%
Federal Home Loan Mortgage Corp.
1.00%, 09/01/36 to 10/01/36 (a)	498,143	432,718
1.50%, 08/01/35 to 04/01/52 (a)	59,742,292	48,914,679
2.00%, 01/01/28 to 01/01/29	103,481	101,434
2.00%, 07/01/28 to 04/01/52 (a)	239,388,571	197,037,402
2.50%, 04/01/27 to 02/01/52	7,601,664	6,574,969
2.50%, 04/01/30 to 05/01/52 (a)	143,117,695	122,007,397
3.00%, 08/01/26 to 01/01/46	13,767,513	12,616,999
3.00%, 09/01/29 to 06/01/53 (a)	60,712,211	54,191,626
3.50%, 10/01/28 to 03/01/46	12,940,692	12,113,619
3.50%, 10/01/30 to 02/01/53 (a)	30,153,833	27,877,113
4.00%, 07/01/27 to 02/01/46	6,651,683	6,409,285
4.00%, 12/01/35 to 05/01/56 (a)	17,970,928	17,119,190
4.50%, 05/01/34 to 05/01/56 (a)	31,728,671	30,838,114
4.50%, 11/01/37 to 08/01/52	4,265,758	4,197,726
5.00%, 11/01/33 to 11/01/41	1,854,764	1,872,178
5.00%, 02/01/38 to 07/01/56 (a)	74,004,740	73,238,321
5.50%, 09/01/32 to 06/01/41	1,116,068	1,147,759
5.50%, 09/01/38 to 07/01/56 (a)	81,286,613	82,039,805
6.00%, 07/01/33 to 06/01/38	528,412	546,958
6.00%, 12/01/35 to 07/01/56 (a)	63,975,776	65,812,004
6.50%, 12/01/33 to 09/01/39	72,016	75,523
6.50%, 09/01/39 to 10/01/55 (a)	28,005,914	29,140,421
7.00%, 12/01/53 to 12/01/55 (a)	3,266,106	3,450,254
Federal National Mortgage Association
1.00%, 03/01/36 to 07/01/36 (a)	960,339	838,702
1.50%, 09/01/35 to 10/01/51 (a)	44,308,943	36,902,433
1.50%, 02/01/37 to 02/01/52	2,095,805	1,769,812
2.00%, 05/01/28 to 02/01/52	3,932,489	3,220,906
2.00%, 11/01/31 to 05/01/52 (a)	266,847,391	220,441,156
2.50%, 07/01/27 to 02/01/52	8,688,914	7,613,406
2.50%, 01/01/28 to 05/01/52 (a)	178,882,421	153,163,652
3.00%, 09/01/26 to 01/01/46	15,295,439	14,016,824
3.00%, 08/01/28 to 06/01/52 (a)	84,662,613	75,814,352
3.50%, 09/01/26 to 03/01/46	20,019,840	18,769,735
3.50%, 11/01/30 to 11/01/55 (a)	45,585,462	42,236,290
4.00%, 06/01/27 to 10/01/52	20,290,495	19,336,122
4.00%, 06/01/34 to 04/01/56 (a)	54,098,943	51,314,162
4.50%, 03/01/30 to 08/01/44	8,240,680	8,144,645
4.50%, 05/01/41 to 05/01/56 (a)	32,662,545	31,710,529
5.00%, 09/01/33 to 08/01/43	2,916,972	2,942,561
5.00%, 12/01/37 to 07/01/56 (a)	75,576,219	74,809,108
5.50%, 07/01/29 to 08/01/41	2,282,933	2,337,565
5.50%, 04/01/33 to 07/01/56 (a)	101,093,508	102,093,219
6.00%, 04/01/35 to 10/01/39	773,929	805,004
6.00%, 11/01/38 to 05/01/56 (a)	82,721,608	84,919,015
6.50%, 08/01/34 to 05/01/40	293,299	309,248
6.50%, 01/01/53 to 04/01/56 (a)	26,693,678	27,766,285
7.00%, 12/01/53 to 09/01/55 (a)	6,492,405	6,854,518
7.50%, 11/01/53 to 08/01/54 (a)	713,142	755,611
Government National Mortgage Association
1.50%, 03/20/51 to 10/20/51 (a)	1,234,205	976,358
2.00%, 04/20/36 to 04/20/52 (a)	96,338,911	79,112,817
2.50%, 03/20/27 to 07/20/43	410,074	374,559
2.50%, 05/20/31 to 06/20/52 (a)	98,874,082	84,611,030
3.00%, 01/20/27 to 03/20/46	14,518,520	13,208,589
3.00%, 09/15/42 to 06/20/52 (a)	56,392,699	50,388,726
3.50%, 09/20/32 to 11/20/55 (a)	39,939,780	36,618,647
3.50%, 12/15/40 to 03/20/46	19,249,599	17,958,760
4.00%, 06/15/39 to 11/20/52	9,678,265	9,263,008
4.00%, 03/15/46 to 05/20/56 (a)	25,091,348	23,684,968
4.50%, 01/20/39 to 09/20/45	5,161,733	5,102,462
4.50%, 12/15/39 to 06/20/56 (a)	46,850,496	45,321,959
5.00%, 03/20/33 to 11/20/52	4,824,832	4,835,769
5.00%, 03/15/39 to 06/20/56 (a)	84,919,123	84,026,357
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 10/20/33 to 11/20/52	1,340,659	1,365,894
5.50%, 12/20/52 to 06/20/56 (a)	77,039,983	77,771,885
6.00%, 10/15/36 to 11/20/52	499,729	520,546
6.00%, 10/20/52 to 06/20/56 (a)	38,720,984	39,705,155
6.50%, 10/20/52 to 05/20/56 (a)	14,607,110	15,183,899
7.00%, 01/20/53 to 12/20/54 (a)	1,701,863	1,769,878
7.50%, 12/20/53 (a)	108,983	112,880
Government National Mortgage Association, TBA
4.00%, 07/20/56 (m)	6,500,000	6,040,070
4.50%, 07/20/56 (m)	4,000,000	3,841,780
Uniform Mortgage-Backed Security, TBA
3.00%, 07/13/56 (m)	14,500,000	12,649,546
3.50%, 07/13/56 (m)	18,000,000	16,341,435
4.00%, 07/13/56 (m)	9,500,000	8,878,909
4.50%, 07/13/56 (m)	22,000,000	21,085,042
5.00%, 07/13/56 (m)	28,500,000	28,002,361
5.50%, 07/13/56 (m)	14,500,000	14,547,560
		2,489,941,203
Total Securitized (Cost $2,874,020,805)		2,684,857,594

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 1.7% OF NET ASSETS

Money Market Funds 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58% (n)	165,392,504	165,392,504
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58% (n)(o)	15,390,338	15,390,338
		180,782,842
Total Short-Term Investments (Cost $180,782,842)		180,782,842
Total Investments in Securities (Cost $11,161,087,491)		10,701,324,407

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $32,450,618 or 0.3% of net assets.

(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Guaranteed by the Republic of Germany.
(i)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(j)	Refunded bond.
(k)	Perpetual security. Maturity date represents the next call date.
(l)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(m)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(n)	The rate shown is the annualized 7-day yield.
(o)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $14,609,999.

DAC —	Designated Activity Company
GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended June 30, 2026:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/25	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 6/30/26	FACE AMOUNT AT 6/30/26	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.20%, 03/02/27(a),(b)	$163,769	$—	($163,576 )	($3,355 )	$3,871	($709 )	$—	$—	$1,320
2.45%, 03/03/27(a),(b)	403,928	—	(403,733)	(3,827)	2,990	642	—	—	2,511
3.30%, 04/01/27(a),(b)	218,713	—	(218,600)	(3,103)	3,891	(901)	—	—	2,420
3.20%, 01/25/28(a),(b)	187,447	—	—	—	(256)	(577)	186,614	190,000	3,040
2.00%, 03/20/28(a),(b)	322,396	62,410	—	—	(799)	25	384,032	400,000	3,491
4.00%, 02/01/29(a),(b)	150,575	44,738	—	—	(753)	(1,375)	193,185	195,000	3,239
5.64%, 05/19/29(a),(b),(c)	337,460	—	—	—	(6,140)	(28)	331,292	325,000	9,170
3.25%, 05/22/29(a),(b)	170,522	—	—	—	(667)	(378)	169,477	175,000	2,844
2.75%, 10/01/29(a),(b)	128,723	9,533	—	—	(791)	(282)	137,183	145,000	1,982
6.20%, 11/17/29(a),(b),(c)	370,415	67,506	—	—	(7,650)	(966)	429,305	415,000	11,279
4.63%, 03/22/30(a),(b)	153,471	15,130	—	—	(1,345)	(1,226)	166,030	165,000	3,523
4.74%, 05/21/30(a),(b),(c)	—	331,787	—	—	(972)	(46)	330,769	330,000	1,294
1.65%, 03/11/31(a),(b)	171,241	21,939	—	—	(1,550)	749	192,379	220,000	1,798
2.30%, 05/13/31(a),(b)	199,340	22,392	—	—	(1,954)	(15)	219,763	245,000	2,576
4.34%, 11/14/31(a),(b),(c)	274,659	34,921	—	—	(4,527)	(72)	304,981	310,000	6,668
1.95%, 12/01/31(a),(b)	197,161	—	—	—	(1,494)	180	195,847	225,000	2,194
2.90%, 03/03/32(a),(b)	242,895	—	—	—	(2,972)	543	240,466	265,000	3,843
5.85%, 05/19/34(a),(b),(c)	412,493	52,498	—	—	(10,046)	(379)	454,566	435,000	11,580
6.14%, 08/24/34(a),(b),(c)	409,096	49,060	—	—	(11,377)	(340)	446,439	420,000	12,771
4.91%, 11/14/36(a),(b),(c)	248,806	73,197	—	—	(3,998)	(9)	317,996	325,000	6,613
5.49%, 05/21/37(a),(b),(c)	—	355,083	—	—	(102)	(32)	354,949	350,000	1,602
Total	$4,763,110	$1,140,194	($785,909 )	($10,285 )	($46,641 )	($5,196 )	$5,055,273		$95,758

(a)	Issuer is affiliated with the fund’s investment adviser.
(b)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(c)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$2,516,547,759	$—	$2,516,547,759
Treasuries[1]	—	4,877,291,514	—	4,877,291,514
Government Related[1]	—	441,844,698	—	441,844,698
Securitized[1]	—	2,684,857,594	—	2,684,857,594
Short-Term Investments[1]	180,782,842	—	—	180,782,842
Total	$180,782,842	$10,520,541,565	$—	$10,701,324,407

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $5,161,919)		$5,055,273
Investments in securities, at value - unaffiliated issuers (cost $11,155,925,572) including securities on loan of $14,609,999		10,696,269,134
Cash		754,626
Receivables:
Investments sold		129,415,859
Interest		86,038,511
Dividends		378,749
Income from securities on loan	+	14,743
Total assets		10,917,926,895

Liabilities
Collateral held for securities on loan		15,390,338
Payables:
Investments bought		181,276,302
Investments bought - delayed-delivery		119,332,949
Management fees	+	258,278
Total liabilities		316,257,867
Net assets		$10,601,669,028

Net Assets by Source
Capital received from investors		$11,630,852,380
Total distributable loss	+	(1,029,183,352)
Net assets		$10,601,669,028

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$10,601,669,028		458,200,000		$23.14

See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$203,772,112
Dividends received from securities - unaffiliated issuers		2,636,597
Interest received from securities - affiliated issuers		90,562
Securities on loan, net	+	79,504
Total investment income		206,578,775

Expenses
Management fees		1,493,878
Total expenses	–	1,493,878
Net investment income		205,084,897

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(10,285)
Net realized losses on sales of securities - unaffiliated issuers		(16,832,696)
Net realized losses on sales of in-kind redemptions - unaffiliated issuers	+	(97,756)
Net realized losses		(16,940,737)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(46,641)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(115,553,115)
Net change in unrealized appreciation (depreciation)		(115,599,756)
Net realized and unrealized losses		(132,540,493)
Increase in net assets resulting from operations		$72,544,404
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		1/1/25-12/31/25
Net investment income		$205,084,897	$354,972,434
Net realized losses		(16,940,737)	(36,469,132)
Net change in unrealized appreciation (depreciation)	+	(115,599,756)	287,039,239
Increase in net assets resulting from operations		$72,544,404	$605,542,541

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($172,934,960 )	($360,788,080 )

TRANSACTIONS IN FUND SHARES
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		56,600,000	$1,316,476,803	61,800,000	$1,434,124,284
Shares redeemed	+	(6,000,000)	(139,992,005)	(25,800,000)	(593,944,094)
Net transactions in fund shares		50,600,000	$1,176,484,798	36,000,000	$840,180,190

SHARES OUTSTANDING AND NET ASSETS
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		407,600,000	$9,525,574,786	371,600,000	$8,440,640,135
Total increase	+	50,600,000	1,076,094,242	36,000,000	1,084,934,651
End of period		458,200,000	$10,601,669,028	407,600,000	$9,525,574,786
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24[1,2]	1/1/23– 12/31/23[1]	1/1/22– 12/31/22[1]	1/1/21– 12/31/21[1]
Per-Share Data
Net asset value at beginning of period	$24.89	$24.37	$24.17	$23.48	$25.29	$25.69
Income (loss) from investment operations:
Net investment income (loss)[3]	0.56	1.12	0.99	0.72	0.38	0.25
Net realized and unrealized gains (losses)	(0.33)	0.50	0.19	0.69	(1.80)	(0.41)
Total from investment operations	0.23	1.62	1.18	1.41	(1.42)	(0.16)
Less distributions:
Distributions from net investment income	(0.47)	(1.10)	(0.98)	(0.72)	(0.39)	(0.24)
Net asset value at end of period	$24.65	$24.89	$24.37	$24.17	$23.48	$25.29
Total return	0.93%*	6.77%	4.95%	6.14%	(5.65%)	(0.64%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%**	0.03%	0.03%	0.03%	0.04%[4,5]	0.05%[6]
Net investment income (loss)	4.59%**	4.52%	4.06%	3.04%	1.56%	0.99%
Portfolio turnover rate[7]	22%*	38%	33%	28%	14%	13%
Net assets, end of period (x 1,000,000)	$870	$674	$475	$389	$371	$609

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]
Per share data amounts previously presented for Net investment income (loss), Net realized and unrealized gains (losses), Total from investment operations, and
Distributions from net investment income have been revised to fully reflect the required retroactive adjustment for the share split effective after the close of U.S. markets on
October 10, 2024. These revisions do not have any impact on total return, shares outstanding at end of period, and beginning and ending net asset value.

[3]	Calculated based on the average shares outstanding during the period.
[4]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021, is a blended ratio.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.5% OF NET ASSETS

Financial Institutions 40.6%
Banking 30.0%
Ally Financial, Inc.
7.10%, 11/15/27 (a)	195,000	200,885
2.20%, 11/02/28 (a)	350,000	330,641
5.74%, 05/15/29 (b)	200,000	202,816
6.99%, 06/13/29 (a)(b)	185,000	191,864
6.85%, 01/03/30 (a)(b)	165,000	171,569
5.54%, 01/17/31 (b)	155,000	155,897
American Express Co.
5.85%, 11/05/27 (a)	420,000	428,043
5.04%, 07/26/28 (a)(b)	370,000	372,213
4.01%, 02/09/29 (a)(b)	360,000	357,037
4.73%, 04/25/29 (a)(b)	440,000	441,236
4.05%, 05/03/29 (a)	315,000	312,190
4.35%, 07/20/29 (a)(b)	385,000	383,052
5.28%, 07/27/29 (a)(b)	386,000	391,122
5.53%, 04/25/30 (a)(b)	395,000	403,812
4.44%, 05/03/30 (a)(b)	680,000	675,934
5.09%, 01/30/31 (a)(b)	400,000	405,012
5.02%, 04/25/31 (a)(b)	395,000	399,088
6.49%, 10/30/31 (a)(b)	305,000	325,438
4.46%, 02/10/32 (a)(b)	300,000	295,734
Associated Banc-Corp.
6.46%, 08/29/30 (a)(b)	70,000	71,998
Australia & New Zealand Banking Group Ltd.
4.90%, 07/16/27	265,000	266,768
3.92%, 09/30/27	250,000	248,833
3.92%, 12/08/28	300,000	296,814
4.62%, 12/16/29	250,000	251,713
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (a)(b)	200,000	203,786
4.15%, 03/03/29	200,000	197,162
5.38%, 03/13/29	400,000	407,908
4.97%, 05/08/31	400,000	399,428
Banco Santander SA
5.29%, 08/18/27	400,000	403,128
3.80%, 02/23/28	200,000	197,492
4.38%, 04/12/28	600,000	597,672
5.37%, 07/15/28 (a)(b)	400,000	403,328
5.59%, 08/08/28	400,000	407,292
6.61%, 11/07/28	400,000	418,172
4.60%, 04/15/29	200,000	199,114
3.31%, 06/27/29	400,000	385,572
5.57%, 01/17/30	200,000	204,982
5.54%, 03/14/30 (a)(b)(c)	400,000	407,848
3.49%, 05/28/30	200,000	190,484
4.55%, 11/06/30	400,000	394,024
2.75%, 12/03/30	400,000	362,888
2.96%, 03/25/31	200,000	183,416
4.87%, 04/15/31	400,000	397,896
Bank of America Corp.
3.25%, 10/21/27 (a)	675,000	666,954
4.18%, 11/25/27 (a)	600,000	597,456
3.59%, 07/21/28 (a)(b)	560,000	554,764
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 07/22/28 (a)(b)	810,000	813,386
6.20%, 11/10/28 (a)(b)	525,000	536,062
3.42%, 12/20/28 (a)(b)	1,575,000	1,548,792
4.98%, 01/24/29 (a)(b)	665,000	668,731
3.97%, 03/05/29 (a)(b)	705,000	697,534
5.20%, 04/25/29 (a)(b)	960,000	969,120
4.62%, 05/09/29 (a)(b)	925,000	924,778
2.09%, 06/14/29 (a)(b)	830,000	790,301
4.27%, 07/23/29 (a)(b)	875,000	868,219
5.82%, 09/15/29 (a)(b)	775,000	793,112
3.97%, 02/07/30 (a)(b)	920,000	902,980
4.48%, 04/23/30 (a)(b)	885,000	879,540
3.19%, 07/23/30 (a)(b)	695,000	664,350
2.88%, 10/22/30 (a)(b)	850,000	801,873
5.16%, 01/24/31 (a)(b)	755,000	765,253
2.50%, 02/13/31 (a)(b)	1,035,000	956,733
2.59%, 04/29/31 (a)(b)	795,000	733,769
1.90%, 07/23/31 (a)(b)	1,085,000	969,013
1.92%, 10/24/31 (a)(b)	740,000	656,772
4.46%, 02/06/32 (a)(b)	800,000	785,960
2.65%, 03/11/32 (a)(b)	550,000	498,773
2.69%, 04/22/32 (a)(b)	1,210,000	1,096,393
4.70%, 04/23/32 (a)(b)	900,000	892,602
Bank of Montreal
4.70%, 09/14/27 (a)	230,000	230,771
5.20%, 02/01/28 (a)	295,000	298,151
4.06%, 09/22/28 (a)(b)	230,000	228,776
5.72%, 09/25/28 (a)	285,000	291,851
5.00%, 01/27/29 (a)(b)	255,000	256,747
4.34%, 03/19/30 (a)(b)(c)	370,000	366,744
4.64%, 09/10/30 (a)(b)	220,000	219,479
5.51%, 06/04/31 (a)	100,000	103,201
4.35%, 09/22/31 (a)(b)	355,000	349,373
4.44%, 01/14/32 (a)(b)	525,000	515,923
4.88%, 06/02/32 (a)(b)	200,000	199,940
3.80%, 12/15/32 (a)(b)	355,000	349,529
Bank of New York Mellon
4.73%, 04/20/29 (a)(b)	275,000	276,240
Bank of New York Mellon Corp.
3.40%, 01/29/28 (a)	130,000	128,288
3.85%, 04/28/28	300,000	298,041
1.65%, 07/14/28 (a)	135,000	128,181
4.89%, 07/21/28 (b)	250,000	251,233
5.80%, 10/25/28 (a)(b)	275,000	279,804
3.00%, 10/30/28 (a)	105,000	101,402
1.90%, 01/25/29	150,000	140,900
4.54%, 02/01/29 (b)	205,000	205,256
3.85%, 04/26/29 (a)	120,000	118,384
3.30%, 08/23/29 (a)	240,000	230,714
6.32%, 10/25/29 (a)(b)	265,000	274,704
4.03%, 01/22/30 (a)(b)	345,000	340,208
4.98%, 03/14/30 (a)(b)	310,000	312,768
4.60%, 07/26/30 (a)(b)	155,000	154,992
1.65%, 01/28/31 (a)	240,000	212,402
4.94%, 02/11/31 (a)(b)	275,000	277,458
4.54%, 04/23/32 (b)	235,000	232,807
Bank of Nova Scotia
5.25%, 06/12/28	180,000	182,914
4.40%, 09/08/28 (a)(b)	355,000	354,595
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.04%, 09/15/28 (a)(b)	270,000	268,496
4.93%, 02/14/29 (a)(b)	465,000	467,358
5.45%, 08/01/29	165,000	169,254
4.85%, 02/01/30	375,000	377,411
4.25%, 02/02/30 (a)(b)	495,000	488,981
5.13%, 02/14/31 (a)(b)	255,000	257,889
4.34%, 09/15/31 (a)(b)	360,000	353,034
4.90%, 06/05/32 (a)(b)	275,000	274,356
BankUnited, Inc.
5.13%, 06/11/30 (a)	250,000	248,245
Barclays PLC
4.34%, 01/10/28 (a)	505,000	503,172
4.84%, 05/09/28 (a)	420,000	420,374
5.50%, 08/09/28 (b)	565,000	570,079
4.84%, 09/10/28 (a)(b)	380,000	380,714
7.39%, 11/02/28 (a)(b)	420,000	434,431
5.09%, 02/25/29 (a)(b)	400,000	402,216
4.97%, 05/16/29 (a)(b)	495,000	496,921
6.49%, 09/13/29 (a)(b)	290,000	300,144
4.48%, 11/11/29 (a)(b)	435,000	432,046
5.69%, 03/12/30 (a)(b)	620,000	633,144
4.22%, 05/24/30 (a)(b)	250,000	245,745
5.09%, 06/20/30 (a)(b)	425,000	426,118
4.91%, 06/26/30 (a)(b)	200,000	200,116
4.94%, 09/10/30 (a)(b)	460,000	461,003
5.37%, 02/25/31 (a)(b)	435,000	441,138
2.65%, 06/24/31 (a)(b)	400,000	366,860
4.52%, 02/24/32 (a)(b)	250,000	244,303
2.67%, 03/10/32 (a)(b)	466,000	419,777
5.10%, 06/26/32 (a)(b)	400,000	399,780
3.56%, 09/23/35 (a)(b)	300,000	281,442
Canadian Imperial Bank of Commerce
5.00%, 04/28/28 (a)	290,000	292,607
4.24%, 09/08/28 (a)(b)(c)	355,000	353,928
5.99%, 10/03/28 (a)	165,000	169,843
4.86%, 03/30/29 (a)(b)	435,000	436,962
5.26%, 04/08/29 (a)	440,000	447,207
4.28%, 01/29/30 (a)(b)	390,000	385,854
4.63%, 09/11/30 (a)(b)	230,000	229,133
5.25%, 01/13/31 (a)(b)	340,000	345,059
4.58%, 09/08/31 (a)(b)	280,000	277,239
5.05%, 06/16/32 (a)(b)	300,000	301,374
Capital One Financial Corp.
3.80%, 01/31/28 (a)	405,000	400,136
5.47%, 02/01/29 (a)(b)	350,000	354,543
6.31%, 06/08/29 (a)(b)	525,000	540,099
5.70%, 02/01/30 (a)(b)	225,000	229,714
3.27%, 03/01/30 (a)(b)	275,000	264,809
5.25%, 07/26/30 (a)(b)	305,000	308,297
5.46%, 07/26/30 (a)(b)	510,000	518,517
4.49%, 09/11/31 (a)(b)	360,000	353,358
7.62%, 10/30/31 (a)(b)	525,000	575,941
4.72%, 01/30/32 (a)(b)	400,000	394,496
Capital One NA
4.65%, 09/13/28 (a)	250,000	250,468
Citibank NA
5.80%, 09/29/28 (a)	455,000	468,086
4.55%, 06/18/29 (a)(b)	525,000	524,501
4.84%, 08/06/29 (a)	605,000	610,034
4.91%, 05/29/30 (a)	685,000	692,775
4.85%, 06/18/32 (a)(b)	850,000	849,753
Citigroup, Inc.
4.45%, 09/29/27	1,060,000	1,058,601
6.63%, 01/15/28	380,000	392,274
3.67%, 07/24/28 (a)(b)	680,000	674,036
4.13%, 07/25/28	785,000	776,930
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.52%, 10/27/28 (a)(b)	510,000	503,186
4.79%, 03/04/29 (a)(b)	780,000	782,036
4.08%, 04/23/29 (a)(b)	540,000	535,118
5.17%, 02/13/30 (a)(b)	1,040,000	1,051,190
3.98%, 03/20/30 (a)(b)	1,055,000	1,034,934
4.54%, 09/19/30 (a)(b)	715,000	710,102
2.98%, 11/05/30 (a)(b)	755,000	713,233
2.67%, 01/29/31 (a)(b)	720,000	668,930
4.41%, 03/31/31 (a)(b)	1,035,000	1,020,344
4.95%, 05/07/31 (a)(b)	500,000	501,820
2.57%, 06/03/31 (a)(b)	880,000	808,588
4.50%, 09/11/31 (a)(b)	815,000	804,266
2.56%, 05/01/32 (a)(b)	820,000	737,377
5.59%, 11/19/34 (a)(b)	280,000	283,718
Citizens Bank NA
4.58%, 08/09/28 (b)	370,000	370,022
Citizens Financial Group, Inc.
5.84%, 01/23/30 (a)(b)	310,000	317,648
2.50%, 02/06/30 (a)	190,000	175,488
3.25%, 04/30/30 (a)	230,000	217,684
5.25%, 03/05/31 (a)(b)	260,000	262,779
5.30%, 01/29/36 (a)(b)	220,000	217,965
Commonwealth Bank of Australia
4.42%, 03/14/28	250,000	250,345
4.36%, 03/27/29	280,000	279,518
4.15%, 10/01/30	250,000	246,595
Cooperatieve Rabobank UA
4.88%, 01/21/28	250,000	252,163
4.32%, 04/01/29	330,000	329,502
4.49%, 10/17/29	250,000	250,523
4.16%, 01/14/31	250,000	245,868
Deutsche Bank AG
5.37%, 09/09/27	260,000	263,188
5.37%, 01/10/29 (a)(b)	315,000	318,068
6.72%, 01/18/29 (a)(b)	400,000	412,000
5.41%, 05/10/29	295,000	301,567
6.82%, 11/20/29 (a)(b)	330,000	345,127
5.00%, 09/11/30 (a)(b)	330,000	331,277
5.30%, 05/09/31 (a)(b)	445,000	449,570
5.88%, 07/08/31 (a)(b)	270,000	274,668
4.95%, 08/04/31 (a)(b)	500,000	498,370
3.55%, 09/18/31 (a)(b)	500,000	472,100
4.47%, 12/10/31 (a)(b)	230,000	226,161
3.73%, 01/14/32 (a)(b)	295,000	276,380
4.73%, 02/06/32 (a)(b)	250,000	246,275
5.06%, 04/14/32 (a)(b)	400,000	399,084
3.04%, 05/28/32 (a)(b)	230,000	209,383
4.88%, 12/01/32 (a)(b)	465,000	462,549
Fifth Third Bancorp
3.95%, 03/14/28 (a)	150,000	148,515
6.36%, 10/27/28 (a)(b)	420,000	429,400
4.00%, 02/01/29 (a)	210,000	206,178
6.34%, 07/27/29 (a)(b)	240,000	247,956
5.98%, 01/30/30 (a)(b)	285,000	292,934
4.77%, 07/28/30 (a)(b)	260,000	259,558
4.90%, 09/06/30 (a)(b)	130,000	130,200
5.63%, 01/29/32 (a)(b)	355,000	365,185
4.57%, 04/29/32 (a)(b)	250,000	245,788
First Citizens BancShares, Inc.
5.23%, 03/12/31 (a)(b)	140,000	139,716
4.87%, 03/03/32 (a)(b)	125,000	121,655
5.60%, 09/05/35 (a)(b)	250,000	245,598
First Horizon Corp.
5.51%, 03/07/31 (a)(b)	270,000	273,434
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	155,000	158,016
5.10%, 07/13/29 (a)(b)	250,000	250,390
FNB Corp.
5.72%, 12/11/30 (a)(b)	230,000	231,833
Fulton Financial Corp.
5.95%, 05/15/36 (a)(b)	170,000	168,953
Goldman Sachs Bank USA
4.66%, 06/03/29 (a)(b)	1,000,000	1,000,590
Goldman Sachs Group, Inc.
4.48%, 08/23/28 (a)(b)	705,000	704,415
4.15%, 01/21/29 (a)(b)	1,185,000	1,175,034
3.81%, 04/23/29 (a)(b)	685,000	674,355
4.22%, 05/01/29 (a)(b)	940,000	931,756
4.15%, 10/21/29 (a)(b)	600,000	591,618
6.48%, 10/24/29 (a)(b)	580,000	601,709
2.60%, 02/07/30 (a)	630,000	585,894
3.80%, 03/15/30 (a)	905,000	875,805
4.59%, 04/20/30 (a)(b)	1,050,000	1,044,382
5.73%, 04/25/30 (a)(b)	770,000	789,073
5.05%, 07/23/30 (a)(b)	675,000	679,205
4.69%, 10/23/30 (a)(b)	515,000	512,816
5.21%, 01/28/31 (a)(b)	805,000	813,839
5.22%, 04/23/31 (a)(b)	1,045,000	1,055,053
4.37%, 10/21/31 (a)(b)	815,000	797,176
4.52%, 01/21/32 (a)(b)	980,000	961,615
1.99%, 01/27/32 (a)(b)	825,000	725,744
2.62%, 04/22/32 (a)(b)	1,090,000	979,441
4.97%, 06/03/32 (a)(b)	700,000	699,748
HSBC Holdings PLC
5.21%, 08/11/28 (b)	690,000	694,768
2.01%, 09/22/28 (a)(b)	475,000	460,356
7.39%, 11/03/28 (a)(b)	795,000	823,302
5.13%, 11/19/28 (a)(b)	545,000	548,673
4.90%, 03/03/29 (a)(b)	465,000	466,786
6.16%, 03/09/29 (a)(b)	495,000	506,855
4.58%, 06/19/29 (a)(b)	880,000	877,483
2.21%, 08/17/29 (a)(b)	580,000	550,165
5.55%, 03/04/30 (a)(b)	465,000	473,351
4.40%, 03/10/30 (a)(b)	520,000	514,524
4.95%, 03/31/30	730,000	736,796
4.71%, 05/12/30 (a)(b)	610,000	607,462
3.97%, 05/22/30 (a)(b)	880,000	858,669
5.29%, 11/19/30 (a)(b)	580,000	587,378
5.13%, 03/03/31 (a)(b)	465,000	468,069
5.24%, 05/13/31 (a)(b)	540,000	545,989
2.85%, 06/04/31 (a)(b)	655,000	606,910
2.36%, 08/18/31 (b)	475,000	429,889
4.62%, 11/06/31 (a)(b)	675,000	665,611
4.68%, 03/10/32 (a)(b)	490,000	483,233
5.73%, 05/17/32 (a)(b)	380,000	391,864
2.80%, 05/24/32 (a)(b)	930,000	840,794
HSBC USA, Inc.
4.65%, 06/03/28	230,000	230,727
Huntington Bancshares, Inc.
4.44%, 08/04/28 (b)	300,000	299,481
6.21%, 08/21/29 (a)(b)	300,000	308,856
2.55%, 02/04/30 (a)	135,000	124,856
5.27%, 01/15/31 (a)(b)	305,000	308,575
4.62%, 01/28/32 (a)(b)	240,000	236,081
Huntington National Bank
5.65%, 01/10/30 (a)	280,000	287,969
Independent Bank Corp.
7.25%, 04/01/35 (a)(b)	145,000	152,945
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ING Groep NV
4.55%, 10/02/28	455,000	455,023
4.86%, 03/25/29 (a)(b)	275,000	276,105
4.05%, 04/09/29	400,000	394,344
5.34%, 03/19/30 (a)(b)	320,000	325,059
5.07%, 03/25/31 (a)(b)	160,000	161,315
4.80%, 03/23/32 (a)(b)	470,000	467,091
2.73%, 04/01/32 (a)(b)	335,000	304,495
JPMorgan Chase & Co.
4.25%, 10/01/27	460,000	459,535
3.63%, 12/01/27 (a)	545,000	538,874
4.98%, 07/22/28 (a)(b)	675,000	678,017
4.85%, 07/25/28 (a)(b)	883,000	885,711
4.51%, 10/22/28 (a)(b)	535,000	534,941
3.51%, 01/23/29 (a)(b)	565,000	555,768
4.92%, 01/24/29 (a)(b)	565,000	567,842
4.01%, 04/23/29 (a)(b)	695,000	687,584
2.07%, 06/01/29 (a)(b)	815,000	777,363
4.20%, 07/23/29 (a)(b)	655,000	649,505
5.30%, 07/24/29 (a)(b)	560,000	567,414
6.09%, 10/23/29 (a)(b)	555,000	571,916
4.45%, 12/05/29 (a)(b)	665,000	661,203
5.01%, 01/23/30 (a)(b)	690,000	694,885
5.58%, 04/22/30 (a)(b)	1,015,000	1,037,289
4.41%, 04/23/30 (a)(b)	785,000	778,461
3.70%, 05/06/30 (a)(b)	785,000	763,679
4.57%, 06/14/30 (a)(b)	590,000	587,911
5.00%, 07/22/30 (a)(b)	735,000	739,947
8.75%, 09/01/30	120,000	137,786
2.74%, 10/15/30 (a)(b)	1,095,000	1,028,676
4.60%, 10/22/30 (a)(b)	615,000	612,392
5.14%, 01/24/31 (a)(b)	665,000	672,588
4.49%, 03/24/31 (a)(b)	800,000	793,232
2.52%, 04/22/31 (a)(b)	820,000	756,048
5.10%, 04/22/31 (a)(b)	805,000	814,306
2.96%, 05/13/31 (a)(b)	790,000	737,757
4.26%, 10/22/31 (a)(b)	705,000	689,490
1.76%, 11/19/31 (a)(b)	375,000	330,435
4.35%, 01/22/32 (a)(b)	855,000	837,601
1.95%, 02/04/32 (a)(b)	985,000	867,253
2.58%, 04/22/32 (a)(b)	1,005,000	905,766
4.62%, 04/23/32 (a)(b)	1,060,000	1,048,064
Keybank National Association
5.85%, 11/15/27 (a)	270,000	274,390
6.95%, 02/01/28	260,000	268,616
KeyCorp
4.10%, 04/30/28	305,000	302,624
2.55%, 10/01/29	185,000	172,982
5.12%, 04/04/31 (a)(b)	185,000	186,417
Lloyds Banking Group PLC
4.38%, 03/22/28	365,000	364,036
4.55%, 08/16/28	320,000	319,802
3.57%, 11/07/28 (a)(b)	490,000	483,576
5.09%, 11/26/28 (a)(b)	585,000	589,148
5.87%, 03/06/29 (a)(b)	445,000	453,700
4.82%, 06/13/29 (a)(b)	380,000	380,627
4.24%, 02/10/30 (a)(b)	300,000	296,223
5.72%, 06/05/30 (a)(b)	330,000	338,699
4.43%, 11/04/31 (a)(b)	340,000	333,972
M&T Bank Corp.
4.55%, 08/16/28 (b)	80,000	79,970
4.83%, 01/16/29 (b)	210,000	210,538
7.41%, 10/30/29 (a)(b)	250,000	264,600
5.18%, 07/08/31 (a)(b)	265,000	267,213
6.08%, 03/13/32 (a)(b)	220,000	229,636
5.40%, 07/30/35 (a)(b)	200,000	199,830
5.30%, 04/18/36 (b)	100,000	99,193
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	255,000	251,996
4.70%, 01/27/28 (a)	225,000	225,659
4.76%, 07/06/28 (a)(b)	280,000	280,496
4.55%, 04/18/30 (a)(b)	500,000	496,675
Mitsubishi UFJ Financial Group, Inc.
3.29%, 07/25/27	200,000	197,890
3.96%, 03/02/28	300,000	297,708
5.02%, 07/20/28 (a)(b)	500,000	502,470
4.05%, 09/11/28	280,000	277,110
5.35%, 09/13/28 (a)(b)	260,000	262,246
5.42%, 02/22/29 (a)(b)	575,000	581,768
3.74%, 03/07/29	370,000	362,778
5.24%, 04/19/29 (a)(b)	210,000	212,121
3.20%, 07/18/29	420,000	402,028
2.56%, 02/25/30 (c)	300,000	278,013
4.59%, 04/18/30 (a)(b)	463,000	460,815
2.05%, 07/17/30	535,000	482,468
5.20%, 01/16/31 (a)(b)	390,000	394,789
5.48%, 02/22/31 (a)(b)	30,000	30,637
5.16%, 04/24/31 (a)(b)	320,000	323,325
4.53%, 09/12/31 (a)(b)	375,000	369,915
4.51%, 01/14/32 (a)(b)	295,000	289,885
4.85%, 04/21/32 (a)(b)	300,000	298,497
Mizuho Financial Group, Inc.
3.17%, 09/11/27	260,000	256,233
4.02%, 03/05/28	300,000	297,774
5.41%, 09/13/28 (a)(b)	210,000	212,134
5.67%, 05/27/29 (a)(b)	275,000	280,217
5.78%, 07/06/29 (a)(b)	300,000	306,582
4.25%, 09/11/29 (a)(b)	330,000	327,103
5.38%, 05/26/30 (a)(b)	210,000	213,704
5.38%, 07/10/30 (a)(b)	390,000	396,462
3.15%, 07/16/30 (a)(b)	270,000	257,639
2.87%, 09/13/30 (a)(b)	350,000	330,218
5.10%, 05/13/31 (a)(b)	190,000	191,581
5.74%, 05/27/31 (b)	270,000	278,359
4.71%, 07/08/31 (a)(b)	215,000	213,861
2.20%, 07/10/31 (a)(b)	315,000	284,206
1.98%, 09/08/31 (a)(b)	225,000	200,306
4.44%, 05/12/32 (b)	220,000	214,707
2.17%, 05/22/32 (b)	360,000	316,696
Morgan Stanley
3.59%, 07/22/28 (a)(b)	995,000	984,184
6.30%, 10/18/28 (a)(b)	770,000	786,532
3.77%, 01/24/29 (a)(b)	700,000	690,522
5.12%, 02/01/29 (a)(b)	780,000	784,937
4.99%, 04/12/29 (a)(b)	605,000	608,370
5.16%, 04/20/29 (a)(b)	680,000	685,420
5.45%, 07/20/29 (a)(b)	610,000	618,192
4.13%, 10/18/29 (a)(b)	575,000	567,174
6.41%, 11/01/29 (a)(b)	480,000	497,059
4.24%, 01/09/30 (a)(b)	705,000	695,772
5.17%, 01/16/30 (a)(b)	860,000	867,817
4.43%, 01/23/30 (a)(b)	825,000	817,674
4.56%, 04/10/30 (a)(b)	765,000	760,249
5.66%, 04/18/30 (a)(b)	725,000	740,747
5.04%, 07/19/30 (a)(b)	615,000	619,453
4.65%, 10/18/30 (a)(b)	815,000	810,713
5.23%, 01/15/31 (a)(b)	710,000	718,208
2.70%, 01/22/31 (a)(b)	1,045,000	971,004
3.62%, 04/01/31 (a)(b)	850,000	814,274
5.19%, 04/17/31 (a)(b)	680,000	687,249
4.36%, 10/22/31 (a)(b)	840,000	821,638
4.49%, 01/16/32 (a)(b)	865,000	848,314
1.79%, 02/13/32 (a)(b)	725,000	630,931
4.71%, 03/12/32 (a)(b)	1,055,000	1,042,424
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.81%, 04/16/32 (a)(b)	975,000	967,512
1.93%, 04/28/32 (a)(b)	720,000	626,213
Morgan Stanley Bank NA
4.97%, 07/14/28 (a)(b)	515,000	517,292
5.02%, 01/12/29 (a)(b)	495,000	498,183
4.79%, 05/10/30 (a)(b)	940,000	940,846
Morgan Stanley Private Bank NA
4.47%, 07/06/28 (a)(b)	501,000	500,654
4.20%, 11/17/28 (a)(b)	640,000	637,062
4.21%, 02/08/30 (a)(b)	940,000	927,799
4.73%, 07/18/31 (a)(b)	820,000	816,466
4.47%, 11/19/31 (a)(b)	830,000	815,948
National Australia Bank Ltd.
4.50%, 10/26/27	460,000	461,150
4.94%, 01/12/28	340,000	343,152
4.31%, 06/13/28	250,000	249,748
4.90%, 06/13/28	250,000	252,445
4.79%, 01/10/29	250,000	252,700
4.90%, 01/14/30	250,000	253,753
4.53%, 06/13/30	255,000	255,635
4.15%, 01/13/31	250,000	246,763
National Bank of Canada
5.60%, 12/18/28	355,000	363,417
4.17%, 01/20/29 (a)(b)	320,000	317,990
4.50%, 10/10/29	360,000	358,114
4.93%, 06/04/32 (a)(b)	250,000	249,548
NatWest Group PLC
5.52%, 09/30/28 (a)(b)	305,000	308,541
4.89%, 05/18/29 (a)(b)	425,000	426,271
5.81%, 09/13/29 (a)(b)	405,000	414,007
5.08%, 01/27/30 (a)(b)	560,000	563,909
4.45%, 05/08/30 (a)(b)	395,000	391,334
4.96%, 08/15/30 (a)(b)	335,000	336,142
5.12%, 05/23/31 (a)(b)	360,000	362,167
4.98%, 06/18/32 (a)(b)	350,000	349,919
6.48%, 06/01/34 (a)(b)	300,000	311,118
3.03%, 11/28/35 (a)(b)	310,000	284,791
Northern Trust Corp.
3.65%, 08/03/28 (a)	145,000	143,073
3.15%, 05/03/29 (a)	90,000	87,171
1.95%, 05/01/30 (a)	275,000	250,506
4.15%, 11/19/30	170,000	167,639
Old National Bancorp
5.77%, 02/15/36 (a)(b)	100,000	99,927
Pinnacle Bank/Nashville TN
5.63%, 02/15/28 (a)	305,000	308,141
Pinnacle Financial Partners, Inc.
6.17%, 11/01/30 (b)	130,000	133,086
5.60%, 05/19/32 (a)(b)	200,000	200,664
PNC Bank NA
3.10%, 10/25/27 (a)	375,000	369,015
3.25%, 01/22/28 (a)	273,000	268,384
4.43%, 07/21/28 (a)(b)	255,000	254,691
4.05%, 07/26/28	355,000	350,942
2.70%, 10/22/29	250,000	234,873
PNC Financial Services Group, Inc.
5.35%, 12/02/28 (a)(b)	330,000	333,442
4.08%, 01/26/29 (a)(b)	380,000	377,036
3.45%, 04/23/29 (a)	390,000	379,396
5.58%, 06/12/29 (a)(b)	795,000	809,572
4.62%, 10/26/29 (a)(b)	360,000	359,150
2.55%, 01/22/30 (a)	525,000	488,785
5.49%, 05/14/30 (a)(b)	480,000	490,306
5.22%, 01/29/31 (a)(b)	310,000	315,096
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 05/13/31 (a)(b)	310,000	311,689
2.31%, 04/23/32 (a)(b)	250,000	222,970
Regions Bank
4.76%, 07/27/29 (a)(b)	355,000	355,199
Regions Financial Corp.
1.80%, 08/12/28 (a)	170,000	160,529
5.72%, 06/06/30 (a)(b)	265,000	272,041
Royal Bank of Canada
4.24%, 08/03/27	259,000	258,876
6.00%, 11/01/27	330,000	337,148
4.90%, 01/12/28	225,000	226,663
5.20%, 08/01/28	390,000	395,955
4.52%, 10/18/28 (a)(b)	345,000	345,066
4.00%, 11/03/28 (a)(b)	320,000	317,933
4.97%, 01/24/29 (a)(b)	470,000	472,764
4.95%, 02/01/29	325,000	329,186
4.50%, 08/06/29 (a)(b)	365,000	363,814
4.40%, 04/17/30 (a)(b)	479,000	475,163
4.97%, 08/02/30 (a)(b)	405,000	408,074
4.65%, 10/18/30 (a)(b)	405,000	404,158
5.15%, 02/04/31 (a)(b)	505,000	511,191
4.97%, 05/02/31 (a)(b)	327,000	329,381
4.70%, 08/06/31 (a)(b)	390,000	388,378
4.31%, 11/03/31 (a)(b)	245,000	240,365
4.61%, 05/03/32 (a)(b)	400,000	396,020
Santander Holdings USA, Inc.
4.40%, 07/13/27 (a)	315,000	314,641
6.50%, 03/09/29 (a)(b)	360,000	369,367
5.47%, 03/20/29 (a)(b)	218,000	220,165
6.57%, 06/12/29 (a)(b)	165,000	170,047
6.17%, 01/09/30 (a)(b)	245,000	251,696
5.04%, 06/05/30 (a)(b)	250,000	249,993
5.35%, 09/06/30 (a)(b)	250,000	252,335
5.74%, 03/20/31 (a)(b)(c)	190,000	194,152
7.66%, 11/09/31 (a)(b)	195,000	213,441
5.22%, 06/05/32 (b)	200,000	199,602
Santander U.K. Group Holdings PLC
3.82%, 11/03/28 (a)(b)	290,000	286,804
6.53%, 01/10/29 (a)(b)	335,000	343,918
4.32%, 09/22/29 (a)(b)	350,000	346,521
4.86%, 09/11/30 (a)(b)	305,000	304,835
5.69%, 04/15/31 (a)(b)	350,000	359,009
2.90%, 03/15/32 (a)(b)	215,000	195,764
Simmons First National Corp.
6.25%, 10/01/35 (a)(b)	70,000	70,507
Southstate Bank Corp.
7.00%, 06/13/35 (a)(b)	125,000	130,801
State Street Bank & Trust Co.
4.78%, 11/23/29	250,000	252,548
State Street Corp.
4.33%, 10/22/27 (a)	200,000	200,118
4.54%, 02/28/28 (a)	470,000	471,739
5.82%, 11/04/28 (a)(b)	210,000	213,795
4.53%, 02/20/29 (a)(b)	415,000	414,988
5.68%, 11/21/29 (a)(b)	298,000	305,745
4.14%, 12/03/29 (a)(b)	145,000	143,602
2.40%, 01/24/30	180,000	168,237
4.73%, 02/28/30 (a)	183,000	184,243
4.83%, 04/24/30 (a)	200,000	202,056
2.20%, 03/03/31	237,000	211,963
3.15%, 03/30/31 (a)(b)	200,000	190,200
4.56%, 04/23/32 (b)	175,000	173,051
3.03%, 11/01/34 (a)(b)	160,000	150,322
Sumitomo Mitsui Financial Group, Inc.
3.36%, 07/12/27	365,000	361,288
3.35%, 10/18/27	225,000	221,931
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.52%, 01/13/28	455,000	461,775
3.54%, 01/17/28	540,000	532,354
5.80%, 07/13/28	360,000	368,237
3.94%, 07/19/28	115,000	113,729
5.72%, 09/14/28	370,000	378,232
1.90%, 09/17/28	720,000	678,989
4.31%, 10/16/28	200,000	198,838
4.11%, 01/15/29	200,000	197,570
5.32%, 07/09/29	110,000	111,821
3.04%, 07/16/29	597,000	568,087
2.72%, 09/27/29	220,000	206,580
5.71%, 01/13/30	375,000	385,984
2.75%, 01/15/30	385,000	359,382
5.24%, 04/15/30	215,000	218,436
2.13%, 07/08/30	380,000	342,851
5.85%, 07/13/30	200,000	207,432
2.14%, 09/23/30	180,000	161,192
1.71%, 01/12/31	200,000	174,752
4.66%, 07/08/31 (a)(b)	255,000	252,779
4.49%, 01/15/32 (a)(b)	305,000	299,464
Synchrony Bank
5.63%, 08/23/27	250,000	252,685
Synchrony Financial
3.95%, 12/01/27 (a)	250,000	247,530
5.15%, 03/19/29 (a)	230,000	230,117
5.02%, 07/29/29 (a)(b)	150,000	150,081
5.94%, 08/02/30 (a)(b)	230,000	234,563
5.45%, 03/06/31 (a)(b)	190,000	190,013
4.95%, 02/25/32 (b)	225,000	219,375
Texas Capital Bancshares, Inc.
5.30%, 02/27/32 (b)	115,000	114,093
Toronto-Dominion Bank
4.69%, 09/15/27	335,000	336,226
5.16%, 01/10/28	265,000	267,761
3.91%, 01/13/28	410,000	406,466
4.86%, 01/31/28	240,000	241,181
4.57%, 06/02/28	215,000	215,084
5.52%, 07/17/28	270,000	275,192
4.11%, 10/13/28	430,000	425,653
4.99%, 04/05/29	350,000	353,790
4.36%, 04/23/29	625,000	621,637
4.78%, 12/17/29 (c)	320,000	322,448
4.81%, 06/03/30	325,000	326,602
4.41%, 01/13/31	230,000	227,438
5.15%, 09/10/34 (a)(b)	210,000	210,722
Truist Bank
4.42%, 07/24/28 (a)(b)	400,000	399,680
4.14%, 01/27/29 (a)(b)	620,000	615,834
4.14%, 10/23/29 (a)(b)	345,000	340,995
2.25%, 03/11/30 (a)	285,000	260,145
Truist Financial Corp.
1.13%, 08/03/27 (a)	175,000	169,106
4.87%, 01/26/29 (a)(b)	415,000	416,826
3.88%, 03/19/29 (a)	200,000	195,988
1.89%, 06/07/29 (a)(b)	325,000	308,425
7.16%, 10/30/29 (a)(b)	390,000	410,920
5.44%, 01/24/30 (a)(b)	475,000	483,070
1.95%, 06/05/30 (a)	220,000	198,796
5.07%, 05/20/31 (a)(b)	350,000	353,318
4.60%, 01/27/32 (a)(b)	310,000	305,753
4.68%, 04/23/32 (a)(b)	283,000	279,601
U.S. Bancorp
3.90%, 04/26/28 (a)	280,000	277,500
4.55%, 07/22/28 (a)(b)	575,000	575,184
4.65%, 02/01/29 (a)(b)	545,000	545,589
5.78%, 06/12/29 (a)(b)	455,000	464,714
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 07/30/29 (a)	215,000	204,768
5.38%, 01/23/30 (a)(b)	470,000	477,981
1.38%, 07/22/30 (a)	345,000	303,610
5.10%, 07/23/30 (a)(b)	345,000	349,199
5.05%, 02/12/31 (a)(b)	360,000	363,427
5.08%, 05/15/31 (a)(b)	335,000	338,732
4.48%, 01/26/32 (a)(b)	310,000	305,440
U.S. Bank NA
4.54%, 05/20/29 (a)(b)	420,000	419,240
UBS AG
5.00%, 07/09/27	250,000	251,945
7.50%, 02/15/28	290,000	303,784
5.65%, 09/11/28	360,000	368,698
4.30%, 03/16/29 (a)(b)	495,000	493,109
4.68%, 11/29/30 (a)(b)	400,000	399,408
4.63%, 02/16/32 (a)(b)	310,000	307,576
Webster Financial Corp.
4.10%, 03/25/29 (a)	125,000	122,119
5.78%, 09/11/35 (a)(b)	120,000	120,942
Wells Fargo & Co.
4.30%, 07/22/27	490,000	489,868
4.81%, 07/25/28 (a)(b)	750,000	752,167
4.15%, 01/24/29 (a)	830,000	822,638
4.97%, 04/23/29 (a)(b)	785,000	788,980
4.58%, 05/20/29 (a)(b)	625,000	623,637
5.57%, 07/25/29 (a)(b)	1,065,000	1,083,265
4.08%, 09/15/29 (a)(b)	410,000	404,346
6.30%, 10/23/29 (a)(b)	1,005,000	1,039,592
7.95%, 11/15/29	130,000	142,367
4.18%, 01/23/30 (a)(b)	535,000	528,072
5.20%, 01/23/30 (a)(b)	790,000	799,069
2.88%, 10/30/30 (a)(b)	985,000	927,437
5.24%, 01/24/31 (a)(b)	1,060,000	1,074,617
2.57%, 02/11/31 (a)(b)	910,000	842,733
4.48%, 04/04/31 (a)(b)	590,000	583,734
5.15%, 04/23/31 (a)(b)	1,110,000	1,121,555
4.84%, 05/20/32 (a)(b)	1,020,000	1,016,787
Western Alliance Bank
6.54%, 11/15/35 (a)(b)	125,000	123,956
Westpac Banking Corp.
4.04%, 08/26/27	260,000	259,321
5.46%, 11/18/27	325,000	329,995
3.40%, 01/25/28	262,000	258,497
4.15%, 05/11/28	330,000	328,881
5.54%, 11/17/28 (c)	305,000	312,954
1.95%, 11/20/28	390,000	368,651
5.05%, 04/16/29	395,000	401,727
2.65%, 01/16/30	210,000	197,765
4.35%, 07/01/30	225,000	224,278
2.15%, 06/03/31	250,000	223,530
4.45%, 06/12/31	275,000	272,990
4.11%, 07/24/34 (a)(b)	265,000	258,245
2.67%, 11/15/35 (a)(b)	400,000	360,604
Wintrust Financial Corp.
4.85%, 06/06/29	100,000	99,669
Zions Bancorp NA
4.70%, 08/18/28 (a)(b)	260,000	259,613
3.25%, 10/29/29 (a)	250,000	235,895
		261,240,981
Brokerage/Asset Managers/Exchanges 1.8%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	205,000	193,996
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ameriprise Financial, Inc.
5.70%, 12/15/28 (a)	160,000	164,339
4.80%, 06/15/31	75,000	75,026
Apollo Global Management, Inc.
4.60%, 01/15/31 (a)	185,000	182,885
ARES Management Corp.
6.38%, 11/10/28 (a)	130,000	134,520
BGC Group, Inc.
8.00%, 05/25/28 (a)	75,000	78,404
6.60%, 06/10/29 (a)	115,000	118,688
6.15%, 04/02/30 (a)	235,000	239,912
BlackRock Funding, Inc.
4.60%, 07/26/27 (a)	215,000	215,884
4.70%, 03/14/29	145,000	146,425
Blackrock, Inc.
3.25%, 04/30/29 (a)	210,000	203,984
2.40%, 04/30/30 (a)	310,000	287,144
1.90%, 01/28/31 (a)	295,000	263,267
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30 (a)(c)	197,000	193,566
Blue Owl Finance LLC
3.13%, 06/10/31 (a)	150,000	131,979
Brookfield Asset Management Ltd.
4.65%, 11/15/30 (a)	150,000	148,179
4.83%, 04/15/31 (a)	180,000	178,378
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	315,000	311,475
4.85%, 03/29/29 (a)	415,000	415,830
4.35%, 04/15/30 (a)	280,000	275,209
Cboe Global Markets, Inc.
1.63%, 12/15/30 (a)	185,000	161,742
Charles Schwab Corp.
3.20%, 01/25/28 (a)(d)	170,000	166,971
2.00%, 03/20/28 (a)(d)	285,000	273,623
4.00%, 02/01/29 (a)(d)	140,000	138,697
5.64%, 05/19/29 (a)(b)(d)	280,000	285,421
3.25%, 05/22/29 (a)(d)	165,000	159,793
2.75%, 10/01/29 (a)(d)	127,000	120,153
6.20%, 11/17/29 (a)(b)(d)	350,000	362,064
4.63%, 03/22/30 (a)(d)	125,000	125,780
4.74%, 05/21/30 (a)(b)(d)	230,000	230,536
1.65%, 03/11/31 (a)(d)	200,000	174,890
2.30%, 05/13/31 (a)(d)	180,000	161,458
4.34%, 11/14/31 (a)(b)(d)	250,000	245,952
CME Group, Inc.
3.75%, 06/15/28 (a)	180,000	178,195
4.40%, 03/15/30 (a)	235,000	234,114
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	280,000	246,803
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	120,000	118,272
4.00%, 09/15/27 (a)	390,000	388,128
3.63%, 09/01/28 (a)	295,000	289,666
3.75%, 09/21/28	180,000	176,897
3.95%, 12/01/28 (a)	210,000	207,299
4.35%, 06/15/29 (a)	310,000	307,722
2.10%, 06/15/30 (a)	385,000	349,545
4.20%, 03/15/31 (a)	160,000	156,928
5.25%, 06/15/31 (a)	200,000	204,514
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	250,000	254,913
4.15%, 01/23/30	335,000	323,828
5.13%, 04/28/31 (a)	325,000	321,028
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lazard Group LLC
4.50%, 09/19/28 (a)	145,000	143,959
4.38%, 03/11/29 (a)	125,000	123,579
6.00%, 03/15/31	100,000	103,759
LPL Holdings, Inc.
4.90%, 04/03/28 (a)	150,000	150,162
6.75%, 11/17/28 (a)	215,000	223,634
5.20%, 03/15/30 (a)	170,000	171,093
5.15%, 06/15/30 (a)	140,000	140,442
Marex Group PLC
5.83%, 05/08/28 (a)	255,000	256,813
6.40%, 11/04/29 (a)	160,000	163,891
5.68%, 04/21/31	125,000	125,068
Nasdaq, Inc.
5.35%, 06/28/28 (a)	230,000	233,176
1.65%, 01/15/31 (a)	405,000	355,902
Nomura Holdings, Inc.
5.59%, 07/02/27	200,000	202,024
5.39%, 07/06/27	200,000	201,786
6.07%, 07/12/28	230,000	235,895
2.17%, 07/14/28	250,000	237,630
2.71%, 01/22/29	200,000	189,982
5.00%, 06/29/29	200,000	200,502
5.61%, 07/06/29	200,000	204,120
3.10%, 01/16/30	390,000	366,709
4.90%, 07/01/30	250,000	249,535
2.68%, 07/16/30	415,000	380,497
5.04%, 06/10/36 (a)(b)	200,000	195,480
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	210,000	210,166
Stifel Financial Corp.
4.00%, 05/15/30 (a)	110,000	106,307
TPG Operating Group II LP
4.88%, 05/15/31 (a)	145,000	143,038
		15,639,171
Finance Companies 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (a)	360,000	357,253
4.63%, 10/15/27 (a)	150,000	150,105
3.88%, 01/23/28 (a)	245,000	242,185
4.88%, 04/01/28 (a)	200,000	200,904
5.75%, 06/06/28 (a)	310,000	316,104
3.00%, 10/29/28 (a)	1,040,000	1,001,707
5.10%, 01/19/29 (a)	235,000	237,244
4.13%, 02/28/29 (a)	220,000	216,977
4.63%, 09/10/29 (a)	375,000	373,605
6.15%, 09/30/30 (a)	205,000	214,338
4.38%, 11/15/30 (a)	355,000	348,230
6.95%, 03/10/55 (a)(b)	240,000	248,532
6.50%, 01/31/56 (a)(b)	170,000	172,327
Apollo Debt Solutions BDC
5.20%, 12/08/28 (a)(e)	215,000	211,715
6.90%, 04/13/29 (a)	265,000	271,980
5.88%, 08/30/30 (a)	135,000	133,695
5.70%, 01/23/31 (a)(e)	180,000	176,369
ARES Capital Corp.
2.88%, 06/15/28 (a)	325,000	311,009
5.88%, 03/01/29 (a)	275,000	277,274
5.95%, 07/15/29 (a)	220,000	222,156
5.55%, 01/15/30 (a)	210,000	208,868
5.50%, 09/01/30 (a)	215,000	212,429
5.10%, 01/15/31 (a)	220,000	212,905
5.25%, 04/12/31 (a)	225,000	218,851
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ARES Strategic Income Fund
5.70%, 03/15/28 (a)	375,000	374,580
5.45%, 09/09/28 (a)	150,000	149,595
4.85%, 01/15/29 (a)	150,000	147,548
6.35%, 08/15/29 (a)	175,000	176,605
5.60%, 02/15/30 (a)	305,000	299,858
5.80%, 09/09/30 (a)(e)	125,000	123,274
5.15%, 01/15/31 (a)	120,000	114,655
5.55%, 04/15/31 (a)	175,000	169,755
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30 (a)(c)	110,000	107,337
5.95%, 03/01/31 (a)	105,000	101,521
Barings BDC, Inc.
5.20%, 09/15/28 (a)	85,000	83,645
7.00%, 02/15/29 (a)	80,000	81,342
Barings Private Credit Corp.
5.75%, 02/06/29 (a)	50,000	49,734
6.15%, 06/11/30 (a)	120,000	117,442
Blackstone Private Credit Fund
4.95%, 09/26/27 (a)	130,000	129,488
7.30%, 11/27/28 (a)	160,000	165,046
4.00%, 01/15/29	160,000	152,992
5.95%, 07/16/29 (a)	270,000	270,084
5.60%, 11/22/29 (a)	125,000	123,409
5.25%, 04/01/30 (a)	135,000	131,136
5.05%, 09/10/30 (a)	133,000	127,387
6.25%, 01/25/31 (a)	175,000	175,142
5.35%, 03/12/31 (a)	195,000	187,602
5.95%, 05/15/31	270,000	266,031
Blackstone Secured Lending Fund
5.88%, 11/15/27 (a)	125,000	125,989
5.35%, 04/13/28 (a)	170,000	169,461
2.85%, 09/30/28 (a)	160,000	151,032
5.25%, 09/04/29	105,000	103,348
5.30%, 06/30/30 (a)	190,000	184,866
5.13%, 01/31/31 (a)	190,000	182,157
5.90%, 05/21/31 (a)	210,000	206,947
Blue Owl Capital Corp.
2.88%, 06/11/28 (a)	235,000	222,573
5.95%, 03/15/29 (a)	320,000	319,901
6.20%, 07/15/30 (a)(c)	135,000	134,600
Blue Owl Credit Income Corp.
7.75%, 09/16/27 (a)	150,000	153,339
7.95%, 06/13/28 (a)	200,000	206,848
7.75%, 01/15/29 (a)	150,000	154,689
6.60%, 09/15/29 (a)	265,000	266,736
5.80%, 03/15/30 (a)	250,000	243,835
6.65%, 03/15/31 (a)	230,000	229,839
Blue Owl Technology Finance Corp.
6.10%, 03/15/28 (a)	160,000	159,445
6.75%, 04/04/29 (a)(c)	195,000	195,922
6.50%, 10/15/29	150,000	148,665
6.13%, 01/23/31 (a)(c)	125,000	120,879
Capital Southwest Corp.
5.95%, 09/18/30 (a)(c)	160,000	159,432
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	105,000	105,694
5.75%, 02/15/31 (a)	140,000	134,872
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)	180,000	184,361
6.00%, 10/02/30 (a)(e)	75,000	72,767
GATX Corp.
3.50%, 03/15/28 (a)	145,000	142,316
4.55%, 11/07/28 (a)	145,000	144,398
4.70%, 04/01/29 (a)	115,000	114,936
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 06/30/30 (a)	115,000	112,096
1.90%, 06/01/31 (a)	100,000	87,345
Goldman Sachs BDC, Inc.
5.10%, 01/28/29 (a)	110,000	107,472
5.65%, 09/09/30 (a)	115,000	113,061
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28	270,000	269,020
5.88%, 05/06/28 (a)	155,000	155,998
5.38%, 01/31/29 (a)	165,000	163,688
6.25%, 05/06/30 (a)	150,000	151,953
5.88%, 01/31/31 (a)	250,000	246,937
6.15%, 06/16/31 (e)	200,000	198,524
Golub Capital BDC, Inc.
7.05%, 12/05/28 (a)	180,000	184,831
6.00%, 07/15/29 (a)	170,000	170,250
6.25%, 06/01/31 (a)	150,000	148,599
Golub Capital Private Credit Fund
5.45%, 08/15/28 (a)	125,000	123,531
5.80%, 09/12/29 (a)	140,000	138,503
5.88%, 05/01/30 (a)	100,000	98,536
5.60%, 04/15/31 (a)(e)	180,000	172,465
Hercules Capital, Inc.
5.35%, 02/10/29 (a)	85,000	84,198
6.00%, 06/16/30 (a)	110,000	109,833
HPS Corporate Lending Fund
5.45%, 01/14/28 (a)	265,000	264,118
4.90%, 09/11/28 (a)	165,000	161,758
6.75%, 01/30/29 (a)	180,000	183,244
5.15%, 04/02/29 (a)(e)	95,000	92,956
6.25%, 09/30/29 (a)(c)	140,000	140,857
5.85%, 06/05/30	165,000	162,678
5.45%, 11/15/30 (a)	170,000	164,472
5.65%, 04/02/31 (a)(e)	100,000	97,156
Main Street Capital Corp.
5.40%, 08/15/28 (a)	70,000	69,595
6.95%, 03/01/29 (a)	160,000	164,626
Morgan Stanley Direct Lending Fund
6.15%, 05/17/29 (a)	160,000	161,518
6.00%, 05/19/30 (a)	50,000	49,770
MSD Investment Corp.
6.25%, 05/31/30 (a)	135,000	133,686
6.13%, 02/05/31 (a)(e)	160,000	156,363
New Mountain Finance Corp.
6.20%, 10/15/27	150,000	150,555
6.88%, 02/01/29 (a)(c)	85,000	85,327
North Haven Private Income Fund LLC
5.13%, 09/25/28 (a)(e)	65,000	63,523
5.75%, 02/01/30 (a)	100,000	97,565
Nuveen Churchill Direct Lending Corp.
6.65%, 03/15/30 (a)	145,000	145,919
Oaktree Specialty Lending Corp.
7.10%, 02/15/29 (a)	85,000	86,686
6.34%, 02/27/30 (a)	75,000	74,479
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)	110,000	115,399
6.50%, 07/23/29 (a)	100,000	100,891
6.19%, 07/15/30 (a)(c)	95,000	94,556
Sixth Street Lending Partners
6.50%, 03/11/29 (a)	185,000	188,891
5.75%, 01/15/30 (a)	165,000	163,972
6.13%, 07/15/30 (a)	185,000	186,058
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sixth Street Specialty Lending, Inc.
6.95%, 08/14/28 (a)	65,000	66,816
6.13%, 03/01/29 (a)(c)	95,000	96,067
5.63%, 08/15/30 (a)	110,000	109,019
Sumisho Air Lease Corp.
3.63%, 12/01/27 (a)	170,000	167,644
5.85%, 12/15/27 (a)	200,000	203,220
5.30%, 02/01/28 (a)	200,000	201,768
4.40%, 03/24/28 (e)	200,000	198,958
2.10%, 09/01/28 (a)	205,000	193,555
4.63%, 10/01/28 (a)	175,000	174,391
5.10%, 03/01/29	100,000	100,664
4.50%, 03/24/29 (a)(e)	300,000	297,549
3.25%, 10/01/29 (a)	125,000	118,908
3.00%, 02/01/30 (a)	175,000	163,796
3.13%, 12/01/30 (a)	180,000	166,763
4.85%, 03/24/31 (a)(e)	420,000	415,703
Trinity Capital, Inc.
7.00%, 05/21/31 (a)	105,000	106,339
		24,276,435
Financial Other 0.1%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	70,000	67,595
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31 (a)	155,000	158,853
ORIX Corp.
3.70%, 07/18/27	120,000	118,925
5.00%, 09/13/27	125,000	125,564
4.65%, 09/10/29	175,000	174,998
4.45%, 09/09/30	165,000	162,636
2.25%, 03/09/31	180,000	160,342
		968,913
Insurance 2.8%
ACE Capital Trust II
9.70%, 04/01/30	165,000	192,659
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	205,000	205,802
Aflac, Inc.
3.60%, 04/01/30 (a)	345,000	333,008
Alleghany Corp.
3.63%, 05/15/30 (a)	125,000	120,975
Allstate Corp.
5.05%, 06/24/29 (a)	155,000	157,000
1.45%, 12/15/30 (a)	155,000	134,946
American International Group, Inc.
4.85%, 05/07/30 (a)	205,000	206,134
3.40%, 06/30/30 (a)	110,000	104,625
5.75%, 04/01/48 (a)(b)	120,000	120,872
American National Group, Inc.
5.75%, 10/01/29 (a)	140,000	142,197
Aon Corp.
4.50%, 12/15/28 (a)	75,000	74,831
3.75%, 05/02/29 (a)	215,000	209,932
2.80%, 05/15/30 (a)	235,000	218,858
Aon North America, Inc.
5.15%, 03/01/29 (a)	315,000	319,451
5.30%, 03/01/31 (a)	170,000	173,187
Arthur J Gallagher & Co.
4.60%, 12/15/27 (a)	175,000	175,334
4.85%, 12/15/29 (a)	225,000	226,687
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aspen Insurance Holdings Ltd.
5.75%, 07/01/30 (a)	130,000	133,379
Assurant, Inc.
4.90%, 03/27/28 (a)	80,000	80,102
3.70%, 02/22/30 (a)	125,000	119,728
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (a)	105,000	108,068
Athene Holding Ltd.
4.13%, 01/12/28 (a)	280,000	277,413
6.15%, 04/03/30 (a)	115,000	119,194
3.50%, 01/15/31 (a)	145,000	135,919
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	175,000	170,557
4.90%, 01/15/40 (a)(b)	90,000	87,926
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	80,000	79,250
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	155,000	142,023
1.45%, 10/15/30 (a)	175,000	155,437
Brighthouse Financial, Inc.
5.63%, 05/15/30 (a)(c)	150,000	151,482
Brown & Brown, Inc.
4.70%, 06/23/28 (a)	115,000	115,001
4.50%, 03/15/29 (a)	110,000	109,261
4.90%, 06/23/30 (a)	200,000	199,750
2.38%, 03/15/31 (a)	285,000	253,077
Chubb INA Holdings LLC
4.65%, 08/15/29 (a)	160,000	160,830
1.38%, 09/15/30 (a)	240,000	210,487
Cincinnati Financial Corp.
6.92%, 05/15/28	100,000	104,283
CNA Financial Corp.
3.45%, 08/15/27 (a)	120,000	118,516
3.90%, 05/01/29 (a)	185,000	181,000
2.05%, 08/15/30	140,000	125,458
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	140,000	140,948
Corebridge Financial, Inc.
3.85%, 04/05/29 (a)	250,000	244,382
6.88%, 12/15/52 (a)(b)	355,000	360,002
Elevance Health, Inc.
3.65%, 12/01/27 (a)	365,000	360,872
4.10%, 03/01/28 (a)	300,000	297,924
4.00%, 09/15/28 (a)	163,000	161,130
5.15%, 06/15/29 (a)	320,000	324,611
2.88%, 09/15/29 (a)	345,000	326,680
4.75%, 02/15/30 (a)	200,000	200,692
2.25%, 05/15/30 (a)	250,000	228,672
2.55%, 03/15/31 (a)	270,000	244,903
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	260,000	267,771
Enstar Group Ltd.
4.95%, 06/01/29 (a)	150,000	149,573
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	290,000	288,196
Essent Group Ltd.
6.25%, 07/01/29 (a)	155,000	159,895
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	135,000	138,914
6.50%, 06/04/29 (a)	210,000	214,580
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	195,000	195,673
4.63%, 04/29/30 (a)	210,000	208,868
3.38%, 03/03/31 (a)	200,000	187,318
Fidelity National Financial, Inc.
4.50%, 08/15/28	85,000	84,594
3.40%, 06/15/30 (a)	235,000	221,440
2.45%, 03/15/31 (a)	140,000	123,941
First American Financial Corp.
4.00%, 05/15/30 (a)	130,000	125,000
Globe Life, Inc.
4.55%, 09/15/28 (a)	170,000	169,682
2.15%, 08/15/30 (a)	105,000	94,775
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	60,000	54,649
Hartford Insurance Group, Inc.
2.80%, 08/19/29 (a)	185,000	174,949
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	70,000	73,217
4.70%, 10/01/30 (a)	80,000	79,274
Humana, Inc.
5.75%, 03/01/28 (a)	130,000	132,258
5.75%, 12/01/28 (a)	100,000	102,173
3.70%, 03/23/29 (a)	230,000	224,176
3.13%, 08/15/29 (a)	150,000	143,334
4.88%, 04/01/30 (a)	150,000	149,865
5.38%, 04/15/31 (a)	460,000	466,412
Kemper Corp.
2.40%, 09/30/30 (a)	120,000	105,065
Lincoln National Corp.
3.80%, 03/01/28 (a)	125,000	123,290
3.05%, 01/15/30 (a)	150,000	141,251
2.33%, 08/15/30 (a)	125,000	113,294
3.40%, 01/15/31 (a)(c)	125,000	117,533
Loews Corp.
3.20%, 05/15/30 (a)	125,000	118,709
Markel Group, Inc.
3.50%, 11/01/27 (a)	140,000	138,257
3.35%, 09/17/29 (a)	75,000	72,019
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27 (a)	220,000	220,442
4.38%, 03/15/29 (a)	425,000	423,453
4.65%, 03/15/30 (a)	255,000	254,934
2.25%, 11/15/30 (a)	200,000	181,066
MetLife, Inc.
4.55%, 03/23/30 (a)	290,000	290,571
MGIC Investment Corp.
5.25%, 08/15/28 (a)	175,000	174,895
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	135,000	137,973
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	145,000	140,782
4.50%, 10/01/50 (a)(b)	110,000	106,350
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	230,000	224,165
2.13%, 06/15/30 (a)	100,000	90,600
Progressive Corp.
4.00%, 03/01/29 (a)	150,000	148,571
6.63%, 03/01/29	115,000	121,346
3.20%, 03/26/30 (a)	185,000	176,438
4.60%, 03/26/31 (a)	155,000	154,512
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	130,000	128,765
2.10%, 03/10/30 (a)	150,000	138,108
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 09/15/47 (a)(b)	235,000	232,046
5.70%, 09/15/48 (a)(b)	270,000	270,475
3.70%, 10/01/50 (a)(b)	210,000	195,119
Prudential Funding Asia PLC
3.13%, 04/14/30	275,000	260,463
Radian Group, Inc.
6.20%, 05/15/29 (a)	170,000	175,632
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	160,000	156,595
3.15%, 06/15/30 (a)	185,000	173,497
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	95,000	94,074
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	145,719
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	110,000	114,912
UnitedHealth Group, Inc.
2.95%, 10/15/27	305,000	299,861
5.25%, 02/15/28 (a)	320,000	324,317
3.85%, 06/15/28	315,000	311,863
4.40%, 06/15/28 (a)	140,000	139,938
3.88%, 12/15/28	277,000	273,305
4.25%, 01/15/29 (a)	315,000	313,466
4.70%, 04/15/29 (a)	170,000	171,185
4.00%, 05/15/29 (a)	290,000	286,091
2.88%, 08/15/29	415,000	395,719
4.80%, 01/15/30 (a)	325,000	327,538
5.30%, 02/15/30 (a)	310,000	317,118
2.00%, 05/15/30	360,000	327,233
4.65%, 01/15/31 (a)	250,000	250,240
4.90%, 04/15/31 (a)	250,000	252,772
2.30%, 05/15/31 (a)	360,000	322,412
Unum Group
4.00%, 06/15/29 (a)	90,000	88,156
Voya Financial, Inc.
4.70%, 01/23/48 (a)(b)	145,000	142,671
Willis North America, Inc.
4.50%, 09/15/28 (a)	230,000	229,218
2.95%, 09/15/29 (a)	240,000	227,323
4.55%, 03/15/31 (a)	330,000	324,238
		24,761,567
REITs 3.1%
Agree LP
2.00%, 06/15/28	85,000	80,906
2.90%, 10/01/30	95,000	88,245
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 (a)	90,000	89,069
4.50%, 07/30/29	125,000	123,661
2.75%, 12/15/29 (a)	135,000	125,919
4.70%, 07/01/30 (a)	150,000	148,456
4.90%, 12/15/30 (a)	225,000	224,642
American Assets Trust LP
3.38%, 02/01/31 (a)	195,000	178,316
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	99,303
4.90%, 02/15/29 (a)	180,000	180,643
4.95%, 06/15/30 (a)	120,000	120,254
AvalonBay Communities, Inc.
3.20%, 01/15/28 (a)	85,000	83,450
1.90%, 12/01/28	180,000	169,353
3.30%, 06/01/29 (a)	135,000	130,382
2.30%, 03/01/30 (a)	220,000	202,943
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.35%, 12/01/30 (a)	140,000	138,463
2.45%, 01/15/31 (a)	155,000	141,382
Boston Properties LP
6.75%, 12/01/27 (a)	165,000	169,575
4.50%, 12/01/28 (a)	245,000	243,591
3.40%, 06/21/29 (a)	275,000	264,426
2.90%, 03/15/30 (a)	170,000	158,460
3.25%, 01/30/31 (a)	340,000	315,506
Brixmor Operating Partnership LP
2.25%, 04/01/28	80,000	76,875
4.13%, 05/15/29 (a)	220,000	216,821
4.05%, 07/01/30 (a)	285,000	277,134
Camden Property Trust
4.10%, 10/15/28 (a)	125,000	124,031
3.15%, 07/01/29 (a)	170,000	163,248
2.80%, 05/15/30 (a)	165,000	154,183
COPT Defense Properties LP
2.00%, 01/15/29 (a)	110,000	102,890
4.50%, 10/15/30 (a)	100,000	98,511
2.75%, 04/15/31 (a)	175,000	158,744
Cousins Properties LP
5.25%, 07/15/30 (a)	115,000	116,266
CubeSmart LP
2.25%, 12/15/28 (a)	105,000	99,183
4.38%, 02/15/29 (a)	80,000	79,370
3.00%, 02/15/30 (a)	190,000	178,704
2.00%, 02/15/31 (a)	125,000	110,422
Digital Realty Trust LP
3.70%, 08/15/27 (a)	275,000	272,627
5.55%, 01/15/28 (a)	250,000	253,590
4.45%, 07/15/28 (a)	150,000	149,484
3.60%, 07/01/29 (a)	300,000	290,817
DOC Dr. LLC
3.95%, 01/15/28 (a)	175,000	173,362
EPR Properties
4.95%, 04/15/28 (a)	85,000	85,010
3.75%, 08/15/29 (a)	120,000	115,403
4.75%, 11/15/30 (a)	210,000	205,582
ERP Operating LP
3.25%, 08/01/27 (a)	150,000	148,254
3.50%, 03/01/28 (a)	255,000	251,180
4.15%, 12/01/28 (a)	90,000	89,167
3.00%, 07/01/29 (a)	90,000	86,041
2.50%, 02/15/30 (a)	220,000	204,294
Essex Portfolio LP
1.70%, 03/01/28 (a)	130,000	124,257
4.00%, 03/01/29 (a)	75,000	73,792
3.00%, 01/15/30 (a)	235,000	221,824
1.65%, 01/15/31	60,000	52,282
2.55%, 06/15/31	75,000	67,391
Extra Space Storage LP
3.88%, 12/15/27 (a)	125,000	123,994
5.70%, 04/01/28 (a)	170,000	172,972
3.90%, 04/01/29 (a)	125,000	122,462
4.00%, 06/15/29 (a)	110,000	107,863
5.50%, 07/01/30 (a)	205,000	209,822
2.20%, 10/15/30 (a)	155,000	139,114
5.90%, 01/15/31 (a)	160,000	166,043
2.55%, 06/01/31 (a)	100,000	89,683
Federal Realty OP LP
3.25%, 07/15/27 (a)	150,000	148,077
5.38%, 05/01/28 (a)	95,000	96,280
3.20%, 06/15/29 (a)	130,000	124,686
3.50%, 06/01/30	150,000	143,260
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
First Industrial LP
5.25%, 01/15/31 (a)	110,000	110,870
Healthcare Realty Holdings LP
3.75%, 07/01/27 (a)	141,000	140,005
3.10%, 02/15/30 (a)	175,000	164,740
2.00%, 03/15/31	220,000	192,599
Healthpeak OP LLC
2.13%, 12/01/28	135,000	127,329
3.50%, 07/15/29 (a)	215,000	207,641
3.00%, 01/15/30 (a)	165,000	155,661
2.88%, 01/15/31 (a)	200,000	183,792
Highwoods Realty LP
4.13%, 03/15/28 (a)	90,000	88,715
4.20%, 04/15/29 (a)	85,000	83,158
3.05%, 02/15/30 (a)	130,000	121,140
2.60%, 02/01/31 (a)	100,000	89,257
Host Hotels & Resorts LP
4.25%, 12/15/28 (a)	140,000	138,505
3.38%, 12/15/29 (a)	160,000	152,654
3.50%, 09/15/30	225,000	212,836
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	140,000	132,616
5.45%, 08/15/30 (a)	190,000	193,236
Kilroy Realty LP
4.75%, 12/15/28 (a)	105,000	104,242
4.25%, 08/15/29	115,000	111,591
3.05%, 02/15/30 (a)	130,000	120,050
Kimco Realty OP LLC
1.90%, 03/01/28 (a)	200,000	191,910
2.70%, 10/01/30 (a)	100,000	92,904
Kite Realty Group Trust
4.75%, 09/15/30 (a)	80,000	79,742
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.50%, 08/01/30 (a)	165,000	166,689
Lineage OP LP
5.25%, 07/15/30 (a)	145,000	145,283
LXP Industrial Trust
2.70%, 09/15/30	80,000	72,869
Mid-America Apartments LP
4.20%, 06/15/28 (a)	100,000	99,441
3.95%, 03/15/29 (a)	146,000	143,655
2.75%, 03/15/30 (a)	155,000	145,314
1.70%, 02/15/31 (a)	185,000	161,801
National Health Investors, Inc.
3.00%, 02/01/31 (a)	100,000	90,601
NNN REIT, Inc.
3.50%, 10/15/27 (a)	130,000	128,374
4.30%, 10/15/28 (a)	155,000	153,927
2.50%, 04/15/30 (a)	105,000	96,960
4.60%, 02/15/31	125,000	123,879
Omega Healthcare Investors, Inc.
4.75%, 01/15/28 (a)	140,000	140,017
3.63%, 10/01/29 (a)	225,000	215,869
5.20%, 07/01/30 (a)	145,000	145,779
3.38%, 02/01/31 (a)	185,000	171,732
Piedmont Operating Partnership LP
6.88%, 07/15/29 (a)	170,000	177,502
3.15%, 08/15/30 (a)	60,000	55,064
Prologis LP
3.38%, 12/15/27 (a)	110,000	108,613
4.88%, 06/15/28 (a)	195,000	196,753
3.88%, 09/15/28 (a)	95,000	93,668
4.00%, 09/15/28 (a)	115,000	113,836
4.38%, 02/01/29 (a)	153,000	152,645
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 11/15/29 (a)	160,000	151,539
2.25%, 04/15/30 (a)	230,000	211,262
1.75%, 07/01/30 (a)	125,000	111,919
1.25%, 10/15/30 (a)	235,000	204,269
4.75%, 01/15/31 (a)	120,000	120,683
1.75%, 02/01/31 (a)	100,000	87,921
1.63%, 03/15/31 (a)	175,000	152,754
Public Storage Operating Co.
3.09%, 09/15/27 (a)	145,000	142,983
1.85%, 05/01/28 (a)	165,000	157,664
1.95%, 11/09/28	130,000	122,742
5.13%, 01/15/29 (a)	115,000	117,047
3.39%, 05/01/29 (a)	155,000	150,756
4.38%, 07/01/30 (a)	190,000	188,845
2.30%, 05/01/31 (a)	245,000	220,069
Realty Income Corp.
3.95%, 08/15/27	150,000	149,313
3.40%, 01/15/28	165,000	162,350
3.65%, 01/15/28 (a)	135,000	133,360
2.10%, 03/15/28 (a)	135,000	129,743
2.20%, 06/15/28 (a)	145,000	138,842
4.70%, 12/15/28 (a)	150,000	150,426
3.95%, 02/01/29 (a)	185,000	182,362
4.75%, 02/15/29 (a)	105,000	105,499
3.25%, 06/15/29 (a)	135,000	130,140
4.00%, 07/15/29 (a)	160,000	157,171
3.10%, 12/15/29	150,000	142,872
3.40%, 01/15/30 (a)	141,000	135,070
4.85%, 03/15/30 (a)	160,000	161,118
3.25%, 01/15/31 (a)	275,000	258,519
3.20%, 02/15/31 (a)	185,000	172,986
Regency Centers LP
4.13%, 03/15/28 (a)	80,000	79,497
2.95%, 09/15/29 (a)	170,000	161,561
3.70%, 06/15/30 (a)	165,000	159,309
Rexford Industrial Realty LP
5.00%, 06/15/28	184,000	185,014
2.13%, 12/01/30 (a)	110,000	97,613
Sabra Health Care LP
3.90%, 10/15/29 (a)	150,000	145,483
Simon Property Group LP
3.38%, 12/01/27 (a)	230,000	226,741
1.75%, 02/01/28 (a)	250,000	239,980
2.45%, 09/13/29 (a)	440,000	412,249
2.65%, 07/15/30 (a)	201,000	186,653
4.38%, 10/01/30 (a)	195,000	193,017
4.30%, 01/15/31 (a)	285,000	280,343
2.20%, 02/01/31 (a)	150,000	134,859
Store Capital LLC
4.50%, 03/15/28 (a)	80,000	79,576
4.63%, 03/15/29 (a)	85,000	84,093
5.40%, 04/30/30 (a)	170,000	171,193
2.75%, 11/18/30 (a)	95,000	85,851
4.95%, 02/11/31	125,000	123,484
Sun Communities Operating LP
2.30%, 11/01/28 (a)	115,000	109,079
Tanger Properties LP
3.88%, 07/15/27 (a)	75,000	74,467
UDR, Inc.
3.50%, 07/01/27	110,000	109,099
3.50%, 01/15/28 (a)	70,000	68,894
4.40%, 01/26/29 (a)	90,000	89,512
3.20%, 01/15/30 (a)	140,000	133,259
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ventas Realty LP
4.00%, 03/01/28 (a)	170,000	168,307
4.40%, 01/15/29 (a)	160,000	158,886
3.00%, 01/15/30 (a)	150,000	141,570
4.75%, 11/15/30 (a)	110,000	109,693
Welltower OP LLC
4.25%, 04/15/28 (a)	240,000	238,966
2.05%, 01/15/29	145,000	136,565
4.13%, 03/15/29 (a)	135,000	133,619
3.10%, 01/15/30 (a)	150,000	142,519
4.50%, 07/01/30 (a)	382,000	380,143
2.75%, 01/15/31 (a)	140,000	128,884
2.80%, 06/01/31 (a)	175,000	160,545
WP Carey, Inc.
3.85%, 07/15/29 (a)	145,000	141,784
4.65%, 07/15/30 (a)	147,000	146,056
2.40%, 02/01/31 (a)	100,000	89,965
		26,595,956
		353,483,023

Industrial 50.6%
Basic Industry 1.9%
Air Products & Chemicals, Inc.
4.30%, 06/11/28 (a)	130,000	129,796
4.60%, 02/08/29 (a)	211,000	211,755
2.05%, 05/15/30 (a)	230,000	209,567
4.75%, 02/08/31 (a)	150,000	151,001
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	220,000	208,421
ArcelorMittal SA
6.55%, 11/29/27 (a)	365,000	373,840
4.25%, 07/16/29	185,000	182,523
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (a)	230,000	231,279
5.10%, 09/08/28 (a)	240,000	243,007
5.00%, 02/21/30 (a)	285,000	288,582
5.25%, 09/08/30 (a)	310,000	316,789
Cabot Corp.
4.00%, 07/01/29 (a)	155,000	151,637
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (a)	200,000	197,016
Dow Chemical Co.
4.80%, 11/30/28 (a)	160,000	160,410
7.38%, 11/01/29	255,000	274,604
2.10%, 11/15/30 (a)	270,000	238,502
4.80%, 01/15/31 (a)	220,000	216,762
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)(c)	185,000	184,981
4.73%, 11/15/28 (a)(e)	197,000	196,974
Eastman Chemical Co.
4.50%, 12/01/28 (a)	110,000	109,515
5.00%, 08/01/29 (a)	295,000	296,679
4.50%, 02/20/31	150,000	147,176
Ecolab, Inc.
3.25%, 12/01/27 (a)	145,000	142,976
5.25%, 01/15/28 (a)	130,000	131,658
4.30%, 06/15/28	100,000	99,820
4.60%, 06/15/29 (a)	425,000	425,778
4.80%, 03/24/30 (a)	180,000	181,348
1.30%, 01/30/31	175,000	150,960
4.80%, 06/15/31 (a)	150,000	150,711
EIDP, Inc.
2.30%, 07/15/30 (a)	115,000	106,112
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	185,000	185,170
4.13%, 03/01/28 (a)	140,000	138,851
4.38%, 08/01/28 (a)	125,000	124,201
5.25%, 09/01/29 (a)	135,000	135,886
4.25%, 03/01/30 (a)	150,000	147,506
4.63%, 08/01/30 (a)	95,000	94,445
Georgia-Pacific LLC
7.75%, 11/15/29	165,000	180,957
8.88%, 05/15/31	140,000	164,727
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	60,000	59,836
Linde, Inc.
1.10%, 08/10/30 (a)	245,000	214,686
LYB International Finance III LLC
2.25%, 10/01/30 (a)	175,000	156,497
5.13%, 01/15/31 (a)	170,000	169,684
Mosaic Co.
4.05%, 11/15/27 (a)	165,000	163,951
5.38%, 11/15/28	100,000	101,424
4.35%, 01/15/29 (a)	110,000	109,024
4.60%, 11/15/30 (a)	170,000	168,132
NewMarket Corp.
2.70%, 03/18/31 (a)	115,000	104,318
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)	189,000	180,850
Nucor Corp.
3.95%, 05/01/28 (a)	115,000	114,037
2.70%, 06/01/30 (a)	165,000	153,686
4.65%, 06/01/30 (a)	135,000	135,167
Nutrien Ltd.
4.90%, 03/27/28 (a)	255,000	256,242
4.20%, 04/01/29 (a)	200,000	198,064
2.95%, 05/13/30	75,000	70,380
4.85%, 05/29/31 (a)	200,000	199,838
Packaging Corp. of America
3.40%, 12/15/27 (a)	100,000	98,554
3.00%, 12/15/29 (a)	165,000	156,267
PPG Industries, Inc.
3.75%, 03/15/28 (a)	180,000	177,793
2.80%, 08/15/29 (a)	140,000	132,675
2.55%, 06/15/30 (a)	165,000	152,935
4.38%, 03/15/31 (a)	170,000	167,198
Rayonier LP
2.75%, 05/17/31 (a)	120,000	107,777
Reliance, Inc.
2.15%, 08/15/30 (a)	110,000	99,165
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	135,000	149,022
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	255,000	268,359
Rio Tinto Finance USA PLC
4.50%, 03/14/28 (a)	240,000	240,530
4.88%, 03/14/30 (a)	410,000	413,887
Rohm & Haas Co.
7.85%, 07/15/29	20,000	21,658
RPM International, Inc.
4.55%, 03/01/29	135,000	134,609
Sherwin-Williams Co.
4.55%, 03/01/28 (a)	145,000	145,016
4.30%, 08/15/28 (a)	190,000	189,073
2.95%, 08/15/29 (a)	180,000	171,430
2.30%, 05/15/30 (a)	135,000	123,571
4.50%, 08/15/30 (a)	190,000	188,451
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Smurfit Kappa Treasury ULC
5.20%, 01/15/30	200,000	202,974
Steel Dynamics, Inc.
1.65%, 10/15/27 (a)	75,000	72,338
4.00%, 12/15/28 (a)	140,000	137,938
3.45%, 04/15/30 (a)	150,000	143,175
3.25%, 01/15/31 (a)	120,000	112,560
Suzano Austria GmbH
2.50%, 09/15/28 (a)	170,000	161,359
6.00%, 01/15/29 (a)	525,000	534,098
5.00%, 01/15/30 (a)	310,000	305,942
3.75%, 01/15/31 (a)	350,000	328,625
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	390,000	371,658
Westlake Corp.
3.38%, 06/15/30 (a)	90,000	85,436
WestRock MWV LLC
8.20%, 01/15/30	165,000	182,944
7.95%, 02/15/31	140,000	157,157
Weyerhaeuser Co.
6.95%, 10/01/27	100,000	102,752
4.00%, 11/15/29 (a)	205,000	200,461
4.00%, 04/15/30 (a)	210,000	204,355
WRKCo, Inc.
4.00%, 03/15/28	115,000	113,916
3.90%, 06/01/28 (a)	175,000	172,755
4.90%, 03/15/29 (a)	170,000	170,694
		16,736,845
Capital Goods 5.8%
3M Co.
2.88%, 10/15/27 (a)	305,000	299,293
3.63%, 09/14/28 (a)	175,000	172,394
3.38%, 03/01/29 (a)	205,000	199,129
2.38%, 08/26/29 (a)	240,000	225,058
4.80%, 03/15/30 (a)	150,000	151,006
3.05%, 04/15/30 (a)	245,000	231,670
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	120,000	118,756
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	155,000	138,914
Allegion PLC
3.50%, 10/01/29 (a)	85,000	81,648
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	95,000	93,793
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	150,000	149,625
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	280,000	281,016
4.25%, 03/08/29 (a)	180,000	178,405
5.10%, 03/17/30 (a)	220,000	222,422
2.63%, 06/19/30 (a)	165,000	152,366
2.69%, 05/25/31 (a)	190,000	172,216
Amcor Group Finance PLC
5.45%, 05/23/29 (a)	135,000	137,723
Amphenol Corp.
3.80%, 11/15/27	185,000	183,603
4.38%, 06/12/28 (a)	140,000	139,856
3.90%, 11/15/28 (a)	225,000	222,316
5.05%, 04/05/29 (a)	145,000	147,319
4.35%, 06/01/29 (a)	150,000	149,764
2.80%, 02/15/30 (a)	270,000	253,684
4.13%, 11/15/30 (a)	290,000	284,368
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amrize Finance U.S. LLC
4.70%, 04/07/28 (a)	205,000	205,316
4.95%, 04/07/30 (a)	315,000	317,186
AptarGroup, Inc.
4.75%, 03/30/31 (a)	150,000	148,639
Avery Dennison Corp.
4.88%, 12/06/28	170,000	170,903
2.65%, 04/30/30 (a)	150,000	138,858
Berry Global, Inc.
5.50%, 04/15/28 (a)	175,000	177,709
5.80%, 06/15/31 (a)	200,000	207,478
Boeing Co.
3.25%, 02/01/28 (a)	305,000	298,772
3.25%, 03/01/28 (a)	195,000	191,012
3.45%, 11/01/28 (a)	125,000	121,758
3.20%, 03/01/29 (a)	314,000	302,806
6.30%, 05/01/29	375,000	390,476
2.95%, 02/01/30 (a)	300,000	282,387
5.15%, 05/01/30 (a)	1,125,000	1,138,849
3.63%, 02/01/31 (a)	430,000	409,089
6.39%, 05/01/31 (a)	310,000	329,452
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	195,000	192,933
2.75%, 03/01/30 (a)	175,000	163,443
Carrier Global Corp.
2.72%, 02/15/30 (a)	560,000	523,869
2.70%, 02/15/31 (a)(e)	175,000	160,580
Caterpillar Financial Services Corp.
3.60%, 08/12/27	155,000	153,951
1.10%, 09/14/27	240,000	231,346
4.40%, 10/15/27	175,000	175,329
4.60%, 11/15/27	250,000	251,110
3.70%, 01/10/28	295,000	292,708
4.40%, 03/03/28 (c)	155,000	155,191
4.20%, 05/15/28	200,000	199,430
4.10%, 08/15/28	150,000	149,245
3.95%, 11/14/28	380,000	376,295
3.75%, 02/23/29	150,000	147,564
4.85%, 02/27/29	195,000	197,424
4.30%, 05/15/29	315,000	313,964
4.38%, 08/16/29	270,000	269,563
4.70%, 11/15/29	265,000	267,046
4.80%, 01/08/30 (c)	235,000	238,429
4.15%, 01/08/31	120,000	118,110
4.50%, 05/15/31	270,000	268,785
Caterpillar, Inc.
2.60%, 09/19/29 (a)	85,000	80,379
2.60%, 04/09/30 (a)	250,000	234,370
1.90%, 03/12/31 (a)	110,000	97,871
CNH Industrial Capital LLC
4.50%, 10/08/27 (a)	155,000	154,941
4.75%, 03/21/28 (a)	170,000	170,355
4.55%, 04/10/28 (a)	130,000	129,691
5.50%, 01/12/29 (a)	165,000	168,117
5.10%, 04/20/29 (a)	175,000	176,666
4.50%, 10/16/30	170,000	167,543
4.38%, 03/07/31 (a)	120,000	117,420
4.95%, 06/25/31	150,000	149,830
CNH Industrial NV
3.85%, 11/15/27 (a)	220,000	217,714
CRH America Finance, Inc.
4.40%, 02/09/31 (a)	250,000	246,237
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	250,000	253,650
5.13%, 01/09/30 (a)	220,000	222,928
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Deere & Co.
5.38%, 10/16/29	145,000	149,488
3.10%, 04/15/30 (a)	200,000	190,232
7.13%, 03/03/31	95,000	105,095
Deere Funding Canada Corp.
4.15%, 10/09/30	140,000	137,585
Dover Corp.
2.95%, 11/04/29 (a)	165,000	156,532
Eaton Capital ULC
4.45%, 05/09/30 (a)	205,000	203,893
Eaton Corp.
3.10%, 09/15/27 (a)	200,000	197,364
3.85%, 03/06/28	510,000	505,277
4.35%, 05/18/28 (a)	100,000	99,993
3.95%, 03/06/29 (a)	300,000	295,782
4.20%, 03/06/31 (a)	475,000	465,747
Emerson Electric Co.
1.80%, 10/15/27 (a)	35,000	33,933
2.00%, 12/21/28 (a)	400,000	377,696
1.95%, 10/15/30 (a)	170,000	153,082
Ferguson Enterprises, Inc.
4.35%, 03/15/31 (a)	210,000	206,275
Flowserve Corp.
3.50%, 10/01/30 (a)	135,000	127,408
Fortive Corp.
4.75%, 05/15/31 (a)	180,000	178,868
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	125,000	119,314
GE Vernova, Inc.
4.25%, 02/04/31 (a)	200,000	196,948
General Dynamics Corp.
2.63%, 11/15/27 (a)	210,000	205,603
3.75%, 05/15/28 (a)	215,000	213,091
3.63%, 04/01/30 (a)	360,000	348,278
2.25%, 06/01/31 (a)	125,000	112,179
General Electric Co.
4.30%, 07/29/30 (a)	250,000	247,715
HEICO Corp.
5.25%, 08/01/28 (a)	165,000	166,878
Hexcel Corp.
4.90%, 05/15/31 (a)	120,000	119,651
Honeywell Aerospace, Inc.
3.90%, 03/16/28 (e)	495,000	490,159
4.00%, 03/16/29 (a)(e)	310,000	305,936
4.30%, 03/16/31 (a)(e)	490,000	481,690
Honeywell International, Inc.
2.70%, 08/15/29 (a)	285,000	269,829
1.95%, 06/01/30 (a)	270,000	244,542
Howmet Aerospace, Inc.
6.75%, 01/15/28	95,000	98,186
3.75%, 03/03/28	100,000	98,779
3.00%, 01/15/29 (a)	180,000	173,286
3.90%, 04/15/29 (a)	75,000	73,757
Hubbell, Inc.
3.15%, 08/15/27 (a)	90,000	88,782
3.50%, 02/15/28 (a)	105,000	103,324
2.30%, 03/15/31 (a)	100,000	89,890
4.65%, 06/15/31	150,000	149,452
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	260,000	255,988
2.04%, 08/16/28 (a)	140,000	132,593
5.35%, 01/15/30 (a)	135,000	137,291
4.20%, 05/01/30 (a)	140,000	136,949
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IDEX Corp.
4.95%, 09/01/29	115,000	115,754
3.00%, 05/01/30 (a)(c)	225,000	211,140
2.63%, 06/15/31 (a)	125,000	112,665
Ingersoll Rand, Inc.
5.40%, 08/14/28 (a)	175,000	177,753
5.18%, 06/15/29 (a)	200,000	203,526
5.31%, 06/15/31 (a)	150,000	153,120
John Deere Capital Corp.
4.20%, 07/15/27	225,000	224,995
2.80%, 09/08/27	240,000	236,117
4.15%, 09/15/27	170,000	169,833
3.05%, 01/06/28	115,000	112,973
4.65%, 01/07/28	120,000	120,707
4.75%, 01/20/28	235,000	236,701
4.90%, 03/03/28	230,000	232,236
1.50%, 03/06/28	175,000	167,183
4.25%, 06/05/28	230,000	229,683
4.95%, 07/14/28	350,000	354,417
4.50%, 01/16/29	260,000	260,806
3.45%, 03/07/29	150,000	146,551
3.90%, 03/09/29	265,000	261,735
3.35%, 04/18/29	175,000	170,508
4.85%, 06/11/29	335,000	339,298
2.80%, 07/18/29	220,000	209,913
4.85%, 10/11/29	165,000	167,610
2.45%, 01/09/30	195,000	182,331
4.55%, 06/05/30	225,000	225,340
4.70%, 06/10/30	190,000	191,288
4.38%, 10/15/30	130,000	129,251
1.45%, 01/15/31	305,000	266,207
4.90%, 03/07/31	335,000	339,412
4.20%, 03/10/31	170,000	167,164
4.38%, 04/15/31	150,000	148,491
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	183,000	187,275
1.75%, 09/15/30 (a)	170,000	151,227
Kennametal, Inc.
2.80%, 03/01/31 (a)	170,000	154,384
L3Harris Technologies, Inc.
4.40%, 06/15/28 (a)	505,000	503,430
5.05%, 06/01/29 (a)	280,000	283,380
2.90%, 12/15/29 (a)	100,000	94,534
1.80%, 01/15/31 (a)	230,000	202,630
5.25%, 06/01/31 (a)	200,000	203,788
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	120,000	117,551
4.40%, 03/15/29 (a)	150,000	146,593
Lennox International, Inc.
1.70%, 08/01/27 (a)	135,000	131,174
5.50%, 09/15/28 (a)	130,000	132,296
Lockheed Martin Corp.
5.10%, 11/15/27 (a)	190,000	192,213
4.45%, 05/15/28	145,000	145,232
4.15%, 08/15/28 (a)	190,000	189,173
4.50%, 02/15/29 (a)	185,000	185,087
1.85%, 06/15/30 (a)	120,000	108,220
4.40%, 08/15/30 (a)	215,000	214,222
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (a)	150,000	147,927
2.50%, 03/15/30 (a)	145,000	134,081
Masco Corp.
3.50%, 11/15/27	130,000	128,193
1.50%, 02/15/28 (a)	195,000	185,646
2.00%, 10/01/30 (a)	210,000	187,036
2.00%, 02/15/31 (a)	135,000	118,981
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	175,000	179,307
3.63%, 05/15/30 (a)	105,000	100,735
Nordson Corp.
5.60%, 09/15/28 (a)	170,000	173,230
4.50%, 12/15/29	160,000	158,970
Northrop Grumman Corp.
3.25%, 01/15/28 (a)	675,000	663,376
4.60%, 02/01/29 (a)	105,000	105,288
4.40%, 05/01/30 (a)	235,000	233,719
4.65%, 07/15/30 (a)	100,000	100,215
nVent Finance SARL
4.55%, 04/15/28 (a)	125,000	124,483
Oshkosh Corp.
4.60%, 05/15/28 (a)	95,000	94,840
3.10%, 03/01/30 (a)	160,000	150,474
Otis Worldwide Corp.
5.25%, 08/16/28 (a)	205,000	207,741
4.49%, 05/07/29 (a)	215,000	214,278
2.57%, 02/15/30 (a)	410,000	381,103
Owens Corning
3.95%, 08/15/29 (a)	140,000	137,120
3.50%, 02/15/30 (a)	110,000	105,486
3.88%, 06/01/30 (a)	110,000	106,526
Parker-Hannifin Corp.
4.25%, 09/15/27 (a)	460,000	459,236
3.25%, 06/14/29 (a)	290,000	280,001
4.50%, 09/15/29 (a)	260,000	259,930
Pentair Finance SARL
4.50%, 07/01/29 (a)	105,000	104,451
Regal Rexnord Corp.
6.05%, 04/15/28 (a)	345,000	352,176
6.30%, 02/15/30 (a)	265,000	276,485
Republic Services, Inc.
3.38%, 11/15/27 (a)	175,000	172,898
3.95%, 05/15/28 (a)	140,000	138,862
4.88%, 04/01/29 (a)	195,000	196,827
5.00%, 11/15/29 (a)	165,000	167,249
2.30%, 03/01/30 (a)	180,000	166,309
4.75%, 07/15/30 (a)	250,000	251,535
1.45%, 02/15/31	200,000	173,592
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	185,000	180,862
RTX Corp.
7.20%, 08/15/27	115,000	118,612
4.13%, 11/16/28 (a)	805,000	798,922
5.75%, 01/15/29 (a)	165,000	170,016
7.50%, 09/15/29	205,000	222,519
2.25%, 07/01/30 (a)	210,000	192,259
6.00%, 03/15/31 (a)	260,000	274,438
Sonoco Products Co.
4.60%, 09/01/29 (a)	200,000	198,874
3.13%, 05/01/30 (a)	100,000	94,030
Spirit AeroSystems, Inc.
4.60%, 06/15/28 (a)	215,000	214,407
Stanley Black & Decker, Inc.
6.00%, 03/06/28 (a)	105,000	107,348
4.25%, 11/15/28 (a)	150,000	148,963
2.30%, 03/15/30 (a)	240,000	219,696
Textron, Inc.
3.38%, 03/01/28 (a)	170,000	166,870
3.90%, 09/17/29 (a)	65,000	63,339
3.00%, 06/01/30 (a)	210,000	197,219
2.45%, 03/15/31 (a)	110,000	99,366
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Timken Co.
4.50%, 12/15/28 (a)	190,000	189,166
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	240,000	235,915
Trane Technologies Holdco, Inc.
3.75%, 08/21/28 (a)	165,000	163,050
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	65,000	64,206
4.63%, 02/01/30 (a)(c)	145,000	145,074
4.50%, 02/09/31 (a)	175,000	173,957
Veralto Corp.
5.35%, 09/18/28 (a)	185,000	187,623
Vontier Corp.
2.40%, 04/01/28 (a)	175,000	168,177
2.95%, 04/01/31 (a)	160,000	145,074
Vulcan Materials Co.
4.95%, 12/01/29 (a)	225,000	227,032
3.50%, 06/01/30 (a)	185,000	177,067
Waste Connections, Inc.
4.25%, 12/01/28 (a)	120,000	119,291
3.50%, 05/01/29 (a)	200,000	194,960
2.60%, 02/01/30 (a)	155,000	145,157
Waste Management, Inc.
4.95%, 07/03/27 (a)	200,000	201,352
3.15%, 11/15/27 (a)	195,000	192,098
1.15%, 03/15/28 (a)	160,000	151,725
4.50%, 03/15/28 (a)	265,000	265,705
3.88%, 01/15/29 (a)	75,000	73,963
4.88%, 02/15/29 (a)	200,000	202,080
2.00%, 06/01/29 (a)	210,000	196,064
4.63%, 02/15/30 (a)	200,000	200,666
4.65%, 03/15/30 (a)	270,000	270,958
1.50%, 03/15/31 (a)	370,000	321,641
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28 (a)(f)	355,000	355,540
4.90%, 05/29/30 (a)	130,000	130,880
Xylem, Inc.
1.95%, 01/30/28 (a)	175,000	168,332
2.25%, 01/30/31 (a)	110,000	99,128
		50,674,445
Communications 4.9%
America Movil SAB de CV
3.63%, 04/22/29 (a)	300,000	291,438
2.88%, 05/07/30 (a)	270,000	251,454
American Tower Corp.
3.55%, 07/15/27 (a)	190,000	188,406
3.60%, 01/15/28 (a)	165,000	162,682
1.50%, 01/31/28 (a)	340,000	324,224
5.50%, 03/15/28 (a)	185,000	187,679
5.25%, 07/15/28 (a)	230,000	232,753
5.80%, 11/15/28 (a)	170,000	174,204
5.20%, 02/15/29 (a)	175,000	177,331
3.95%, 03/15/29 (a)	200,000	196,436
3.80%, 08/15/29 (a)	425,000	414,490
2.90%, 01/15/30 (a)	185,000	173,874
5.00%, 01/31/30 (a)	215,000	216,741
4.90%, 03/15/30 (a)	230,000	231,164
2.10%, 06/15/30 (a)	280,000	253,207
1.88%, 10/15/30 (a)	195,000	173,115
2.70%, 04/15/31 (a)	250,000	227,492
AppLovin Corp.
5.13%, 12/01/29 (a)	275,000	277,082
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AT&T, Inc.
1.65%, 02/01/28 (a)	775,000	740,815
4.10%, 02/15/28 (a)	425,000	421,868
4.35%, 03/01/29 (a)	865,000	859,490
4.30%, 02/15/30 (a)	835,000	824,162
4.70%, 08/15/30 (a)	290,000	290,110
4.40%, 04/30/31 (a)	400,000	393,396
2.75%, 06/01/31 (a)	950,000	864,006
British Telecommunications Ltd.
5.13%, 12/04/28 (a)	245,000	246,928
9.63%, 12/15/30 (f)	690,000	815,794
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (a)	260,000	254,917
4.20%, 03/15/28 (a)	400,000	394,756
2.25%, 01/15/29 (a)	405,000	377,419
5.05%, 03/30/29 (a)	400,000	398,552
6.10%, 06/01/29 (a)	470,000	481,454
2.80%, 04/01/31 (a)	460,000	410,136
Comcast Corp.
4.15%, 10/15/28 (a)	600,000	594,678
4.55%, 01/15/29 (a)	100,000	100,092
2.65%, 02/01/30 (a)	515,000	479,928
3.40%, 04/01/30 (a)	410,000	391,603
4.25%, 10/15/30 (a)	385,000	377,581
1.95%, 01/15/31 (a)	630,000	555,654
1.50%, 02/15/31	575,000	496,317
Crown Castle, Inc.
3.65%, 09/01/27 (a)	285,000	282,187
5.00%, 01/11/28 (a)	300,000	301,728
3.80%, 02/15/28 (a)	235,000	232,070
4.80%, 09/01/28 (a)	190,000	190,623
4.30%, 02/15/29 (a)	150,000	148,281
5.60%, 06/01/29 (a)	220,000	224,921
4.90%, 09/01/29 (a)	150,000	150,551
3.10%, 11/15/29 (a)	140,000	132,664
3.30%, 07/01/30 (a)	205,000	193,221
2.25%, 01/15/31 (a)	400,000	356,324
2.10%, 04/01/31 (a)	275,000	241,915
Deutsche Telekom International Finance BV
8.25%, 06/15/30 (f)	1,105,000	1,243,390
Fox Corp.
4.71%, 01/25/29 (a)	545,000	544,749
3.50%, 04/08/30 (a)	150,000	143,577
Koninklijke KPN NV
8.38%, 10/01/30	175,000	199,428
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	855,000	848,032
4.60%, 05/15/28 (a)	445,000	447,358
4.30%, 08/15/29 (a)	260,000	259,519
4.80%, 05/15/30 (a)	435,000	439,454
4.20%, 11/15/30 (a)	1,100,000	1,082,785
4.55%, 05/15/31 (a)	880,000	875,530
Netflix, Inc.
4.88%, 04/15/28	512,000	515,948
5.88%, 11/15/28	600,000	619,092
6.38%, 05/15/29	195,000	204,873
Omnicom Group, Inc.
4.65%, 10/01/28 (a)	110,000	109,883
4.20%, 03/02/29 (a)	100,000	98,676
4.75%, 03/30/30 (a)	210,000	210,143
2.45%, 04/30/30 (a)	145,000	133,349
4.20%, 06/01/30 (a)	180,000	176,474
2.40%, 03/01/31 (a)	110,000	98,560
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Orange SA
9.00%, 03/01/31	685,000	800,272
Rogers Communications, Inc.
5.00%, 02/15/29 (a)	270,000	271,720
SBA Communications Corp.
3.13%, 02/01/29 (a)	350,000	335,041
Sprint Capital Corp.
6.88%, 11/15/28	820,000	859,081
Take-Two Interactive Software, Inc.
4.95%, 03/28/28 (a)	215,000	216,107
5.40%, 06/12/29 (a)	345,000	351,589
Telefonica Europe BV
8.25%, 09/15/30	400,000	449,388
TELUS Corp.
3.70%, 09/15/27 (a)	125,000	123,699
T-Mobile USA, Inc.
2.05%, 02/15/28 (a)	575,000	552,673
4.95%, 03/15/28 (a)	350,000	352,331
4.80%, 07/15/28 (a)	325,000	326,479
4.85%, 01/15/29 (a)	420,000	422,659
2.63%, 02/15/29 (a)	230,000	218,785
2.40%, 03/15/29 (a)	135,000	127,464
3.38%, 04/15/29 (a)	665,000	643,261
4.20%, 10/01/29 (a)	195,000	192,668
3.88%, 04/15/30 (a)	2,010,000	1,948,132
2.55%, 02/15/31 (a)	650,000	589,732
2.88%, 02/15/31 (a)	375,000	345,064
3.50%, 04/15/31 (a)	690,000	651,574
Verizon Communications, Inc.
2.10%, 03/22/28 (a)	100,000	95,999
4.33%, 09/21/28	351,000	349,908
3.88%, 02/08/29 (a)	365,000	359,452
4.02%, 12/03/29 (a)	1,040,000	1,020,947
3.15%, 03/22/30 (a)	265,000	251,721
1.50%, 09/18/30 (a)	260,000	228,995
1.68%, 10/30/30 (a)	240,000	212,026
7.75%, 12/01/30	135,000	151,097
1.75%, 01/20/31 (a)	735,000	645,573
2.55%, 03/21/31 (a)	1,140,000	1,035,177
Vodafone Group PLC
7.88%, 02/15/30	475,000	524,001
Walt Disney Co.
2.20%, 01/13/28	215,000	208,640
3.75%, 03/14/29	240,000	236,189
2.00%, 09/01/29 (a)	535,000	496,935
3.80%, 03/22/30	415,000	405,571
2.65%, 01/13/31	670,000	618,859
4.00%, 03/14/31	550,000	537,465
Weibo Corp.
3.38%, 07/08/30 (a)(c)	210,000	196,860
		42,981,867
Consumer Cyclical 8.6%
Airbnb, Inc.
4.40%, 03/16/29 (a)	210,000	208,914
4.65%, 03/16/31 (a)	245,000	243,410
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	680,000	670,752
4.88%, 05/26/30 (a)(c)	300,000	304,134
2.13%, 02/09/31 (a)	400,000	360,440
Amazon.com, Inc.
3.15%, 08/22/27 (a)	1,170,000	1,156,065
4.55%, 12/01/27 (a)	515,000	517,369
3.85%, 03/13/28	650,000	645,612
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.65%, 05/12/28 (a)	650,000	619,404
3.90%, 11/20/28 (a)	820,000	811,603
4.00%, 03/13/29 (a)	880,000	870,663
3.45%, 04/13/29 (a)	515,000	502,661
4.65%, 12/01/29 (a)	420,000	422,818
1.50%, 06/03/30 (a)	760,000	678,657
4.10%, 11/20/30 (a)	690,000	678,401
4.25%, 03/13/31 (a)	1,230,000	1,211,452
2.10%, 05/12/31 (a)	830,000	739,978
American Honda Finance Corp.
4.55%, 07/09/27	375,000	375,709
4.90%, 07/09/27	180,000	180,781
4.45%, 10/22/27	330,000	329,640
4.70%, 01/12/28	155,000	155,259
3.50%, 02/15/28	195,000	191,710
4.55%, 03/03/28	300,000	299,739
2.00%, 03/24/28	210,000	200,989
4.55%, 04/10/28	100,000	99,860
5.13%, 07/07/28	200,000	201,818
4.25%, 09/01/28	155,000	153,794
5.65%, 11/15/28	225,000	229,774
4.15%, 01/08/29	195,000	192,652
2.25%, 01/12/29	325,000	306,377
4.90%, 03/13/29	240,000	241,354
4.40%, 09/05/29	220,000	217,701
4.80%, 03/05/30	150,000	149,675
4.60%, 04/17/30	210,000	208,181
4.50%, 09/04/30	195,000	192,221
5.85%, 10/04/30	110,000	114,126
4.45%, 01/08/31	140,000	137,249
1.80%, 01/13/31	120,000	105,094
4.90%, 04/10/31	175,000	174,431
AutoNation, Inc.
3.80%, 11/15/27 (a)	155,000	153,162
1.95%, 08/01/28 (a)	160,000	150,987
4.45%, 01/15/29 (a)	130,000	128,786
4.75%, 06/01/30 (a)	115,000	114,195
AutoZone, Inc.
4.50%, 02/01/28	170,000	169,867
6.25%, 11/01/28 (a)	105,000	108,692
3.75%, 04/18/29 (a)	105,000	102,647
5.10%, 07/15/29 (a)	145,000	146,959
4.00%, 04/15/30 (a)	200,000	195,024
5.13%, 06/15/30 (a)	130,000	131,725
1.65%, 01/15/31 (a)	170,000	148,318
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	190,000	189,569
1.95%, 10/01/30 (a)	130,000	115,843
Block Financial LLC
2.50%, 07/15/28 (a)	210,000	200,140
3.88%, 08/15/30 (a)	160,000	152,122
Booking Holdings, Inc.
3.55%, 03/15/28 (a)	130,000	128,148
BorgWarner, Inc.
2.65%, 07/01/27 (a)	295,000	289,826
4.95%, 08/15/29 (a)	205,000	206,521
CBRE Services, Inc.
5.50%, 04/01/29	220,000	224,530
4.80%, 06/15/30 (a)	170,000	169,995
2.50%, 04/01/31 (a)(c)	100,000	89,778
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	120,000	115,140
3.70%, 01/15/31 (a)	110,000	103,844
Costco Wholesale Corp.
1.60%, 04/20/30 (a)	535,000	483,710
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cummins, Inc.
4.25%, 05/09/28 (a)	85,000	84,800
4.90%, 02/20/29 (a)	205,000	207,275
1.50%, 09/01/30	200,000	177,370
4.70%, 02/15/31 (a)	150,000	150,755
Darden Restaurants, Inc.
4.35%, 10/15/27	65,000	64,825
4.55%, 10/15/29 (a)	115,000	114,224
Dick's Sporting Goods, Inc.
4.00%, 10/01/29 (a)(e)	100,000	97,360
Dollar General Corp.
4.13%, 05/01/28 (a)	140,000	138,912
5.20%, 07/05/28 (a)	150,000	151,650
3.50%, 04/03/30 (a)	310,000	295,842
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	300,000	297,741
Dr. Horton, Inc.
1.40%, 10/15/27 (a)	140,000	134,735
4.85%, 10/15/30 (a)	135,000	135,660
eBay, Inc.
5.95%, 11/22/27 (a)	135,000	137,417
4.25%, 03/06/29 (a)	130,000	128,539
2.70%, 03/11/30 (a)	330,000	306,332
2.60%, 05/10/31 (a)	270,000	243,308
Expedia Group, Inc.
4.63%, 08/01/27 (a)	245,000	245,203
3.80%, 02/15/28 (a)	265,000	261,706
3.25%, 02/15/30 (a)	320,000	303,942
2.95%, 03/15/31 (a)	110,000	101,086
Ford Motor Co.
6.63%, 10/01/28	285,000	294,077
9.63%, 04/22/30 (a)	70,000	79,372
Ford Motor Credit Co. LLC
4.13%, 08/17/27	405,000	401,472
3.82%, 11/02/27 (a)	235,000	231,581
7.35%, 11/04/27 (a)	290,000	298,047
2.90%, 02/16/28 (a)	225,000	217,422
5.92%, 03/20/28 (a)	200,000	202,438
6.80%, 05/12/28 (a)	385,000	396,100
6.80%, 11/07/28 (a)	200,000	206,460
2.90%, 02/10/29 (a)	120,000	112,915
5.80%, 03/08/29 (a)	520,000	524,956
4.97%, 04/06/29 (a)	420,000	415,829
5.11%, 05/03/29 (a)	540,000	536,360
5.30%, 09/06/29 (a)	370,000	368,775
5.88%, 11/07/29 (a)	390,000	394,867
7.35%, 03/06/30 (a)	275,000	290,966
7.20%, 06/10/30 (a)	375,000	395,516
5.73%, 09/05/30 (a)	305,000	306,854
4.00%, 11/13/30 (a)	550,000	516,549
6.05%, 03/05/31 (a)	470,000	477,257
5.42%, 04/09/31 (a)	405,000	401,630
3.63%, 06/17/31 (a)	250,000	228,005
General Motors Co.
4.20%, 10/01/27 (a)	175,000	174,293
6.80%, 10/01/27 (a)	230,000	235,596
5.35%, 04/15/28 (a)	185,000	186,902
5.00%, 10/01/28 (a)	185,000	186,025
5.40%, 10/15/29	215,000	218,904
5.63%, 04/15/30 (a)	225,000	230,584
General Motors Financial Co., Inc.
5.00%, 07/15/27	135,000	135,759
5.35%, 07/15/27	330,000	332,812
2.70%, 08/20/27 (a)	413,000	404,682
3.85%, 01/05/28 (a)	95,000	93,974
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 01/09/28 (a)	230,000	234,358
5.05%, 04/04/28	420,000	422,612
2.40%, 04/10/28 (a)	210,000	201,909
5.80%, 06/23/28 (a)	535,000	545,556
2.40%, 10/15/28 (a)	275,000	261,324
4.20%, 10/27/28	390,000	385,823
5.80%, 01/07/29 (a)	400,000	409,732
5.65%, 01/17/29 (a)	160,000	163,128
4.30%, 04/06/29 (a)	405,000	400,075
4.75%, 04/06/29	350,000	349,825
5.55%, 07/15/29 (a)	335,000	341,951
4.90%, 10/06/29 (a)	230,000	230,649
5.35%, 01/07/30 (a)	495,000	503,078
5.85%, 04/06/30 (a)	250,000	258,345
3.60%, 06/21/30 (a)	255,000	243,329
5.45%, 07/15/30 (a)	250,000	255,150
2.35%, 01/08/31 (a)	270,000	241,620
4.60%, 01/08/31 (a)	290,000	286,111
5.75%, 02/08/31 (a)	310,000	319,669
2.70%, 06/10/31 (a)	250,000	225,042
5.60%, 06/18/31 (a)	250,000	256,072
Genuine Parts Co.
6.50%, 11/01/28 (a)	150,000	154,901
4.95%, 08/15/29 (a)	190,000	189,624
1.88%, 11/01/30 (a)	150,000	130,874
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	170,000	171,994
5.30%, 01/15/29 (a)	285,000	286,479
4.00%, 01/15/30 (a)	180,000	173,104
4.00%, 01/15/31 (a)	160,000	151,208
Home Depot, Inc.
2.80%, 09/14/27 (a)	180,000	177,068
0.90%, 03/15/28 (a)	180,000	170,278
1.50%, 09/15/28 (a)	270,000	254,534
3.75%, 09/15/28 (a)	205,000	202,741
3.90%, 12/06/28 (a)	300,000	297,417
4.90%, 04/15/29 (a)	235,000	238,107
2.95%, 06/15/29 (a)	505,000	484,972
4.75%, 06/25/29 (a)	485,000	489,932
2.70%, 04/15/30 (a)	380,000	356,721
3.95%, 09/15/30 (a)	155,000	151,959
1.38%, 03/15/31 (a)	345,000	298,963
4.85%, 06/25/31 (a)	200,000	202,538
Honda Motor Co. Ltd.
4.44%, 07/08/28 (a)	191,000	190,255
4.69%, 07/08/30 (a)	320,000	317,862
Hyatt Hotels Corp.
5.05%, 03/30/28 (a)	100,000	100,626
4.38%, 09/15/28 (a)	160,000	158,973
5.25%, 06/30/29 (a)	170,000	172,632
5.75%, 04/23/30 (a)(g)	120,000	123,094
JD.com, Inc.
3.38%, 01/14/30 (a)	200,000	193,250
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	165,000	172,907
Las Vegas Sands Corp.
5.63%, 06/15/28 (a)	305,000	308,736
3.90%, 08/08/29 (a)	230,000	222,143
6.00%, 08/15/29 (a)	140,000	143,714
6.00%, 06/14/30	155,000	159,397
5.30%, 05/15/31 (a)	130,000	129,506
Lear Corp.
3.80%, 09/15/27 (a)	285,000	282,626
4.25%, 05/15/29 (a)	110,000	108,438
3.50%, 05/30/30 (a)	70,000	66,629
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lennar Corp.
4.75%, 11/29/27 (a)	165,000	165,363
5.20%, 07/30/30 (a)	230,000	232,544
LKQ Corp.
5.75%, 06/15/28 (a)	220,000	223,034
Lowe's Cos., Inc.
3.95%, 10/15/27	185,000	183,931
1.30%, 04/15/28 (a)	295,000	278,955
1.70%, 09/15/28 (a)	265,000	249,434
4.00%, 10/15/28 (a)	335,000	330,943
6.50%, 03/15/29	100,000	105,002
3.65%, 04/05/29 (a)	385,000	376,180
4.50%, 04/15/30 (a)	265,000	264,303
1.70%, 10/15/30 (a)	335,000	296,411
4.25%, 03/15/31 (a)	405,000	396,904
2.63%, 04/01/31 (a)	390,000	355,290
Magna International, Inc.
5.05%, 03/14/29 (a)	110,000	111,252
2.45%, 06/15/30 (a)	240,000	220,306
Marriott International, Inc.
4.20%, 07/15/27	160,000	159,853
5.00%, 10/15/27 (a)	185,000	186,284
4.00%, 04/15/28 (a)	190,000	188,478
5.55%, 10/15/28 (a)	175,000	178,516
4.65%, 12/01/28 (a)	85,000	85,070
4.90%, 04/15/29 (a)	225,000	226,836
4.88%, 05/15/29 (a)	95,000	95,758
4.80%, 03/15/30 (a)	125,000	125,574
4.63%, 06/15/30 (a)	305,000	304,314
2.85%, 04/15/31 (a)	300,000	275,670
McDonald's Corp.
3.50%, 07/01/27 (a)	245,000	242,913
3.80%, 04/01/28 (a)	280,000	277,242
4.80%, 08/14/28 (a)	150,000	151,017
5.00%, 05/17/29 (a)	135,000	136,874
2.63%, 09/01/29 (a)	265,000	250,727
2.13%, 03/01/30 (a)	258,000	236,978
4.60%, 05/15/30 (a)	180,000	180,774
3.60%, 07/01/30 (a)	275,000	266,401
4.40%, 02/12/31 (a)	285,000	283,193
MercadoLibre, Inc.
3.13%, 01/14/31 (a)	200,000	183,418
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	475,000	544,264
NIKE, Inc.
2.85%, 03/27/30 (a)	485,000	457,457
NVR, Inc.
3.00%, 05/15/30 (a)	315,000	295,401
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	180,000	178,328
4.35%, 06/01/28 (a)	245,000	244,292
3.90%, 06/01/29 (a)	155,000	151,965
4.20%, 04/01/30 (a)	125,000	123,029
1.75%, 03/15/31 (a)	110,000	96,214
PACCAR Financial Corp.
4.45%, 08/06/27	215,000	215,789
4.60%, 01/10/28	190,000	190,904
4.55%, 03/03/28	80,000	80,295
4.00%, 08/08/28	120,000	119,232
4.95%, 08/10/28	85,000	85,993
4.00%, 11/07/28	145,000	144,058
4.60%, 01/31/29	265,000	266,810
3.90%, 02/05/29	100,000	98,882
4.00%, 09/26/29 (c)	135,000	133,688
4.55%, 05/08/30	75,000	75,463
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PulteGroup, Inc.
4.25%, 03/01/31 (a)	100,000	97,654
PVH Corp.
5.50%, 06/13/30 (a)	150,000	151,116
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	205,000	192,413
Ross Stores, Inc.
1.88%, 04/15/31 (a)	140,000	123,495
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	25,000	25,902
3.70%, 03/15/28 (a)	190,000	187,251
Sands China Ltd.
5.40%, 08/08/28 (a)(g)	545,000	548,908
2.85%, 03/08/29 (g)	235,000	222,533
4.38%, 06/18/30 (a)(g)	265,000	257,010
Sekisui House U.S., Inc.
3.85%, 01/15/30 (a)	185,000	175,976
2.50%, 01/15/31 (a)	105,000	92,646
Starbucks Corp.
3.50%, 03/01/28 (a)	165,000	162,586
4.50%, 05/15/28 (a)	122,000	122,017
4.00%, 11/15/28 (a)	300,000	296,592
3.55%, 08/15/29 (a)	275,000	267,525
2.25%, 03/12/30 (a)	230,000	211,303
2.55%, 11/15/30 (a)	260,000	238,264
4.90%, 02/15/31 (a)	150,000	151,380
Tapestry, Inc.
4.13%, 07/15/27 (a)	105,000	104,538
5.10%, 03/11/30	275,000	277,192
Target Corp.
4.35%, 06/15/28 (a)	140,000	140,084
3.38%, 04/15/29 (a)	265,000	258,110
2.35%, 02/15/30 (a)	195,000	181,034
2.65%, 09/15/30 (a)	200,000	185,422
TJX Cos., Inc.
1.15%, 05/15/28 (a)	220,000	207,706
3.88%, 04/15/30 (a)	215,000	210,021
1.60%, 05/15/31	145,000	126,584
Toll Brothers Finance Corp.
4.35%, 02/15/28 (a)	85,000	84,633
3.80%, 11/01/29 (a)	120,000	116,503
Toyota Motor Corp.
5.12%, 07/13/28 (a)	220,000	222,979
3.67%, 07/20/28	115,000	113,538
2.76%, 07/02/29	225,000	214,459
4.45%, 06/30/30 (a)	145,000	144,311
2.36%, 03/25/31 (a)	110,000	99,740
Toyota Motor Credit Corp.
1.15%, 08/13/27	154,000	148,923
4.55%, 09/20/27	280,000	280,913
4.35%, 10/08/27	255,000	255,227
5.45%, 11/10/27	175,000	177,692
3.05%, 01/11/28	145,000	142,386
3.75%, 01/12/28	180,000	178,627
4.63%, 01/12/28	240,000	241,202
1.90%, 04/06/28	325,000	311,818
4.25%, 05/12/28	210,000	209,740
4.05%, 09/05/28	240,000	238,270
5.25%, 09/11/28	120,000	122,006
4.65%, 01/05/29	205,000	205,933
3.65%, 01/08/29	115,000	113,001
4.05%, 03/13/29	390,000	385,683
5.05%, 05/16/29	260,000	263,874
4.45%, 06/29/29	215,000	214,817
4.55%, 08/09/29	275,000	274,989
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 01/09/30	305,000	308,565
2.15%, 02/13/30	350,000	321,310
3.38%, 04/01/30	280,000	268,223
4.80%, 05/15/30	295,000	296,782
4.55%, 05/17/30	185,000	184,649
5.55%, 11/20/30	270,000	279,539
1.65%, 01/10/31	150,000	131,792
4.20%, 01/10/31	205,000	201,378
5.10%, 03/21/31	230,000	233,924
4.55%, 05/14/31	210,000	208,276
Tractor Supply Co.
1.75%, 11/01/30 (a)	210,000	184,974
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	425,000	420,185
4.15%, 01/15/31 (a)	265,000	258,812
UL Solutions, Inc.
6.50%, 10/20/28 (a)(e)	90,000	93,432
VICI Properties LP
4.75%, 02/15/28 (a)	285,000	285,103
4.75%, 04/01/28	165,000	164,870
4.95%, 02/15/30 (a)	275,000	274,392
Walmart, Inc.
3.95%, 09/09/27 (a)	330,000	329,310
3.90%, 04/15/28 (a)	315,000	313,652
3.70%, 06/26/28 (a)	325,000	321,961
1.50%, 09/22/28 (a)	450,000	424,332
3.25%, 07/08/29 (a)	185,000	180,277
2.38%, 09/24/29 (a)	145,000	136,684
7.55%, 02/15/30	175,000	194,084
4.00%, 04/15/30 (a)	245,000	242,538
4.35%, 04/28/30 (a)	245,000	245,436
4.15%, 04/30/31 (a)	315,000	311,522
		74,485,550
Consumer Non-Cyclical 12.6%
Abbott Laboratories
1.15%, 01/30/28 (a)	160,000	152,562
3.70%, 03/09/29 (a)	805,000	790,075
1.40%, 06/30/30 (a)	185,000	164,454
4.00%, 03/15/31 (a)	698,000	680,403
AbbVie, Inc.
3.78%, 03/03/28	455,000	450,586
4.65%, 03/15/28 (a)	385,000	386,652
4.25%, 11/14/28 (a)	493,000	491,289
4.80%, 03/15/29 (a)	950,000	957,723
3.20%, 11/21/29 (a)	1,355,000	1,297,711
4.88%, 03/15/30 (a)	250,000	252,812
4.13%, 03/15/31 (a)	355,000	347,346
4.95%, 03/15/31 (a)	580,000	588,410
Adventist Health System
4.74%, 12/01/30 (a)	105,000	104,218
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	165,000	163,040
2.21%, 06/15/30 (a)	95,000	87,017
Agilent Technologies, Inc.
4.20%, 09/09/27	165,000	164,569
2.75%, 09/15/29 (a)	235,000	222,138
2.10%, 06/04/30 (a)	175,000	158,622
2.30%, 03/12/31 (a)	190,000	170,742
Ahold Finance USA LLC
6.88%, 05/01/29	245,000	259,465
Altria Group, Inc.
4.88%, 02/04/28	200,000	200,978
6.20%, 11/01/28 (a)	160,000	165,579
4.80%, 02/14/29 (a)	570,000	572,155
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 05/06/30 (a)	165,000	157,479
4.50%, 08/06/30 (a)	175,000	173,724
Amgen, Inc.
3.20%, 11/02/27 (a)	325,000	320,148
5.15%, 03/02/28 (a)	1,070,000	1,080,368
1.65%, 08/15/28 (a)	340,000	320,566
3.00%, 02/22/29 (a)	250,000	240,820
4.05%, 08/18/29	310,000	305,365
2.45%, 02/21/30 (a)	365,000	338,494
5.25%, 03/02/30 (a)	685,000	698,042
4.20%, 02/19/31 (a)	275,000	269,670
2.30%, 02/25/31 (a)	450,000	405,589
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 (a)	830,000	834,631
3.50%, 06/01/30 (a)	440,000	424,679
4.90%, 01/23/31 (a)	210,000	212,856
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	350,000	333,952
Ascension Health
4.08%, 11/15/28 (a)	150,000	148,955
2.53%, 11/15/29 (a)	290,000	272,055
4.29%, 11/15/30 (a)	265,000	261,285
Astrazeneca Finance LLC
4.88%, 03/03/28 (a)	375,000	378,304
1.75%, 05/28/28 (a)	295,000	281,259
4.85%, 02/26/29 (a)	377,000	380,864
4.90%, 03/03/30 (a)	175,000	177,319
4.90%, 02/26/31 (a)	340,000	344,549
4.00%, 03/02/31 (a)	175,000	170,849
2.25%, 05/28/31 (a)	180,000	161,654
AstraZeneca PLC
4.00%, 01/17/29 (a)	350,000	346,748
1.38%, 08/06/30 (a)	440,000	388,568
Augusta SpinCo Corp.
4.32%, 09/23/27	415,000	413,971
4.40%, 03/23/29 (a)	220,000	218,495
4.66%, 03/23/31 (a)	190,000	188,571
Banner Health
2.34%, 01/01/30 (a)	90,000	83,454
1.90%, 01/01/31 (a)	145,000	129,025
BAT Capital Corp.
3.56%, 08/15/27 (a)	605,000	599,162
2.26%, 03/25/28 (a)	530,000	510,088
3.46%, 09/06/29 (a)	215,000	207,494
4.91%, 04/02/30 (a)	295,000	296,558
6.34%, 08/02/30 (a)	335,000	354,175
5.83%, 02/20/31 (a)	225,000	234,441
2.73%, 03/25/31 (a)	415,000	379,285
BAT International Finance PLC
4.45%, 03/16/28 (a)	330,000	329,330
5.93%, 02/02/29 (a)	190,000	195,936
Baxter International, Inc.
2.27%, 12/01/28 (a)	320,000	301,421
4.45%, 02/15/29 (a)	125,000	123,488
3.95%, 04/01/30 (a)	100,000	96,675
4.90%, 12/15/30 (a)	205,000	203,438
1.73%, 04/01/31 (a)	280,000	238,448
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	88,880
Becton Dickinson & Co.
4.69%, 02/13/28 (a)	200,000	200,390
4.87%, 02/08/29 (a)	325,000	326,966
2.82%, 05/20/30 (a)	185,000	172,729
1.96%, 02/11/31 (a)	280,000	247,514
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Biogen, Inc.
2.25%, 05/01/30 (a)	400,000	365,144
5.05%, 01/15/31 (a)	100,000	101,193
Bon Secours Mercy Health, Inc.
4.30%, 07/01/28 (c)	65,000	64,519
3.46%, 06/01/30 (a)	185,000	178,286
Boston Scientific Corp.
4.00%, 03/01/28 (a)	160,000	159,173
2.65%, 06/01/30 (a)	320,000	297,251
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (a)	220,000	211,224
3.45%, 11/15/27 (a)(c)	165,000	163,322
3.90%, 02/20/28 (a)	138,000	137,288
4.90%, 02/22/29 (a)	190,000	192,607
3.40%, 07/26/29 (a)	490,000	475,707
1.45%, 11/13/30 (a)	370,000	325,559
5.75%, 02/01/31 (a)	260,000	271,960
5.10%, 02/22/31 (a)	325,000	331,276
Brunswick Corp.
5.85%, 03/18/29 (a)	100,000	102,367
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	150,000	148,728
4.10%, 01/07/28 (a)	100,000	99,444
4.20%, 09/17/29 (a)	220,000	217,450
4.55%, 08/04/30 (a)	205,000	203,487
3.20%, 04/21/31 (a)	150,000	139,953
2.75%, 05/14/31 (a)	300,000	273,849
Campbell's Co.
4.15%, 03/15/28 (a)	255,000	252,720
5.20%, 03/21/29 (a)(c)	245,000	247,291
2.38%, 04/24/30 (a)	100,000	90,688
4.55%, 03/21/31 (a)	215,000	209,395
Cardinal Health, Inc.
5.13%, 02/15/29 (a)	170,000	172,015
5.00%, 11/15/29 (a)	250,000	252,548
4.50%, 09/15/30 (a)	130,000	128,937
Cencora, Inc.
3.45%, 12/15/27 (a)	175,000	172,450
4.63%, 12/15/27 (a)	180,000	180,256
3.95%, 02/13/29 (a)	180,000	176,992
4.85%, 12/15/29 (a)	240,000	241,565
2.80%, 05/15/30 (a)	100,000	93,291
4.25%, 11/15/30 (a)	175,000	171,416
2.70%, 03/15/31 (a)	280,000	255,321
CHRISTUS Health
4.34%, 07/01/28 (a)	95,000	94,478
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	155,000	153,146
Cigna Group
3.05%, 10/15/27 (a)	300,000	294,906
4.38%, 10/15/28 (a)	820,000	816,827
5.00%, 05/15/29 (a)	240,000	242,969
2.40%, 03/15/30 (a)	450,000	415,746
4.50%, 09/15/30 (a)	260,000	258,531
2.38%, 03/15/31 (a)	430,000	387,219
5.13%, 05/15/31 (a)	200,000	203,288
Clorox Co.
3.10%, 10/01/27 (a)	140,000	137,710
3.90%, 05/15/28 (a)	115,000	113,689
4.40%, 05/01/29 (a)	180,000	178,758
1.80%, 05/15/30 (a)	205,000	183,742
4.70%, 05/15/31 (a)	165,000	163,959
Coca-Cola Co.
1.50%, 03/05/28	195,000	186,689
1.00%, 03/15/28	380,000	360,156
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 09/06/29	325,000	304,395
3.45%, 03/25/30	430,000	417,104
1.65%, 06/01/30	430,000	387,998
2.00%, 03/05/31	180,000	161,689
1.38%, 03/15/31	280,000	244,266
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29 (a)	205,000	208,821
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	300,000	280,446
Colgate-Palmolive Co.
3.10%, 08/15/27	210,000	207,680
4.60%, 03/01/28	160,000	161,093
4.20%, 05/01/30	160,000	159,291
CommonSpirit Health
6.07%, 11/01/27 (a)	180,000	183,307
3.35%, 10/01/29 (a)	295,000	282,206
4.35%, 09/01/30 (a)	245,000	240,051
2.78%, 10/01/30 (a)	145,000	133,658
Conagra Brands, Inc.
1.38%, 11/01/27 (a)	235,000	225,111
7.00%, 10/01/28	135,000	141,201
4.85%, 11/01/28 (a)	330,000	330,462
5.00%, 08/01/30 (a)	120,000	119,879
8.25%, 09/15/30	85,000	95,680
Constellation Brands, Inc.
3.60%, 02/15/28 (a)	160,000	157,568
4.65%, 11/15/28 (a)	230,000	230,136
4.80%, 01/15/29	195,000	195,546
3.15%, 08/01/29 (a)	260,000	248,786
2.88%, 05/01/30 (a)	125,000	116,876
4.80%, 05/01/30 (a)	130,000	130,433
4.85%, 05/06/31 (a)	130,000	130,001
CVS Health Corp.
1.30%, 08/21/27	525,000	506,620
4.30%, 03/25/28 (a)	1,270,000	1,263,625
5.00%, 01/30/29 (a)	290,000	292,720
5.40%, 06/01/29 (a)	400,000	408,900
3.25%, 08/15/29 (a)	625,000	598,581
5.13%, 02/21/30 (a)	435,000	439,950
3.75%, 04/01/30 (a)	390,000	377,181
1.75%, 08/21/30	485,000	430,151
5.25%, 01/30/31 (a)	195,000	198,383
1.88%, 02/28/31 (a)	325,000	285,207
5.55%, 06/01/31 (a)	200,000	206,016
Dentsply Sirona, Inc.
3.25%, 06/01/30 (a)	175,000	161,912
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	270,000	253,336
Diageo Capital PLC
5.30%, 10/24/27 (a)	285,000	288,332
2.38%, 10/24/29 (a)	335,000	312,290
2.00%, 04/29/30 (a)	290,000	263,300
Diageo Investment Corp.
5.13%, 08/15/30	285,000	289,606
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	115,000	114,450
Eli Lilly & Co.
4.15%, 08/14/27 (a)	175,000	174,914
4.55%, 02/12/28 (a)	255,000	256,153
4.00%, 10/15/28 (a)	308,000	305,998
4.50%, 02/09/29 (a)	325,000	326,703
3.38%, 03/15/29 (a)	299,000	291,716
4.15%, 05/20/29 (a)	205,000	204,010
4.20%, 08/14/29 (a)	250,000	248,728
4.75%, 02/12/30 (a)	385,000	389,193
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 03/15/31 (a)	190,000	188,235
4.38%, 05/20/31 (a)	450,000	446,571
Estee Lauder Cos., Inc.
4.38%, 05/15/28 (a)	185,000	184,661
2.38%, 12/01/29 (a)	295,000	273,981
2.60%, 04/15/30 (a)	170,000	158,432
1.95%, 03/15/31 (a)	160,000	141,597
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	210,000	182,207
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (a)	410,000	416,199
4.15%, 12/15/28 (a)	140,000	138,863
4.80%, 08/14/29 (a)	260,000	261,336
5.86%, 03/15/30 (a)	445,000	461,318
4.80%, 01/15/31 (a)	280,000	280,358
General Mills, Inc.
4.20%, 04/17/28 (a)	340,000	337,936
5.50%, 10/17/28 (a)(c)	205,000	209,172
4.88%, 01/30/30 (a)	250,000	251,405
2.88%, 04/15/30 (a)	165,000	154,542
Gilead Sciences, Inc.
1.20%, 10/01/27 (a)	165,000	158,890
4.25%, 05/20/28	150,000	149,618
4.40%, 05/20/29	330,000	329,323
4.80%, 11/15/29 (a)	220,000	222,171
1.65%, 10/01/30 (a)	300,000	266,130
4.60%, 05/20/31 (a)	330,000	328,997
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	305,000	297,094
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	450,000	446,850
4.50%, 04/15/30 (a)	285,000	285,425
Haleon U.S. Capital LLC
3.38%, 03/24/29 (a)	125,000	121,101
Hasbro, Inc.
3.50%, 09/15/27 (a)	120,000	118,627
3.90%, 11/19/29 (a)	210,000	204,292
4.65%, 03/12/31	160,000	158,053
HCA, Inc.
5.00%, 03/01/28 (a)	215,000	216,234
5.20%, 06/01/28 (a)	255,000	257,629
5.63%, 09/01/28 (a)	500,000	507,870
5.88%, 02/01/29 (a)	365,000	373,377
3.38%, 03/15/29 (a)	145,000	140,129
4.13%, 06/15/29 (a)	575,000	566,450
5.25%, 03/01/30 (a)	185,000	187,644
3.50%, 09/01/30 (a)	830,000	787,072
4.30%, 11/15/30 (a)	145,000	141,906
5.45%, 04/01/31 (a)	460,000	470,106
4.70%, 05/15/31 (a)	260,000	257,611
Hershey Co.
4.55%, 02/24/28 (a)	90,000	90,317
4.25%, 05/04/28	160,000	159,678
2.45%, 11/15/29 (a)	155,000	145,275
4.75%, 02/24/30 (a)	135,000	136,265
1.70%, 06/01/30 (a)	100,000	89,837
Hormel Foods Corp.
1.70%, 06/03/28 (a)	170,000	161,588
1.80%, 06/11/30 (a)	240,000	215,926
Icon Investments Six DAC
5.85%, 05/08/29 (a)	225,000	229,919
Illumina, Inc.
5.75%, 12/13/27 (a)	145,000	147,295
4.75%, 12/12/30 (a)	120,000	119,348
2.55%, 03/23/31 (a)	220,000	198,629
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ingredion, Inc.
2.90%, 06/01/30 (a)	205,000	191,689
IQVIA, Inc.
5.70%, 05/15/28 (a)	340,000	345,613
6.25%, 02/01/29 (a)	315,000	325,751
J.M. Smucker Co.
3.38%, 12/15/27 (a)	125,000	123,225
5.90%, 11/15/28 (a)	160,000	164,691
2.38%, 03/15/30 (a)	225,000	207,686
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 02/02/29 (a)	160,000	153,611
Johnson & Johnson
0.95%, 09/01/27 (a)	540,000	521,343
2.90%, 01/15/28 (a)	350,000	343,892
4.55%, 03/01/28 (a)	245,000	246,406
4.80%, 06/01/29 (a)	370,000	376,497
4.70%, 03/01/30 (a)	380,000	384,792
1.30%, 09/01/30 (a)	425,000	376,686
4.90%, 06/01/31 (a)	100,000	102,249
Kellanova
3.40%, 11/15/27	150,000	148,224
4.30%, 05/15/28 (a)	245,000	244,530
2.10%, 06/01/30 (a)	140,000	127,592
7.45%, 04/01/31	175,000	195,533
Kenvue, Inc.
5.05%, 03/22/28 (a)	265,000	267,629
5.00%, 03/22/30 (a)	335,000	339,228
Keurig Dr. Pepper, Inc.
4.35%, 05/15/28 (a)	200,000	199,106
4.60%, 05/25/28 (a)	265,000	264,807
5.05%, 03/15/29 (a)	165,000	166,300
3.95%, 04/15/29 (a)	290,000	284,072
3.20%, 05/01/30 (a)	185,000	174,116
4.60%, 05/15/30 (a)	135,000	133,632
2.25%, 03/15/31	110,000	97,782
5.20%, 03/15/31	130,000	131,260
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	140,000	135,037
3.95%, 11/01/28 (a)	215,000	213,089
3.20%, 04/25/29 (a)	140,000	135,421
3.10%, 03/26/30 (a)	290,000	275,813
Kraft Heinz Foods Co.
4.63%, 01/30/29 (a)	100,000	100,024
3.75%, 04/01/30 (a)	135,000	130,625
4.25%, 03/01/31 (a)	166,000	162,122
Kroger Co.
3.70%, 08/01/27 (a)	140,000	138,960
4.50%, 01/15/29 (a)	270,000	269,684
2.20%, 05/01/30 (a)	136,000	123,959
1.70%, 01/15/31 (a)	110,000	96,487
7.50%, 04/01/31	125,000	139,579
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	215,000	212,891
2.95%, 12/01/29 (a)	155,000	146,661
4.35%, 04/01/30 (a)	175,000	172,708
2.70%, 06/01/31 (a)	100,000	90,856
Maple Parent Holdings Corp.
4.75%, 03/26/29 (e)	160,000	159,883
5.05%, 03/26/31 (a)(e)	270,000	269,873
Mattel, Inc.
5.00%, 11/17/30 (a)	215,000	214,308
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	185,000	182,922
4.15%, 02/15/29 (a)	205,000	202,798
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 04/15/30 (a)	175,000	162,008
1.85%, 02/15/31 (a)	175,000	154,434
McKesson Corp.
3.95%, 02/16/28	130,000	129,042
4.90%, 07/15/28 (a)	100,000	100,937
4.25%, 09/15/29 (a)	120,000	118,856
4.65%, 05/30/30 (a)	175,000	175,158
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	265,000	264,430
Merck & Co., Inc.
3.85%, 09/15/27	160,000	159,408
4.05%, 05/17/28 (a)	95,000	94,746
4.30%, 05/22/28	355,000	354,940
1.90%, 12/10/28 (a)	265,000	250,123
3.40%, 03/07/29 (a)	530,000	517,063
3.85%, 03/15/29 (a)	180,000	177,790
4.30%, 05/17/30 (a)	200,000	198,782
1.45%, 06/24/30 (a)	375,000	333,532
4.15%, 09/15/30 (a)	285,000	281,814
4.15%, 03/15/31 (a)	295,000	289,486
4.65%, 05/22/31 (a)	110,000	110,197
Merck Sharp & Dohme LLC
5.95%, 12/01/28 (c)	140,000	145,006
Mondelez International, Inc.
4.25%, 05/06/28 (a)	120,000	119,528
4.13%, 05/07/28	203,000	201,520
4.75%, 02/20/29 (a)	160,000	160,882
2.75%, 04/13/30 (a)	215,000	200,973
4.50%, 05/06/30 (a)	125,000	124,324
1.50%, 02/04/31 (a)	100,000	87,027
Mylan, Inc.
4.55%, 04/15/28 (a)	320,000	318,170
Novartis Capital Corp.
3.90%, 11/05/28 (a)	215,000	212,837
4.10%, 03/16/29 (a)	425,000	421,944
3.80%, 09/18/29 (a)	315,000	309,138
2.20%, 08/14/30 (a)	390,000	356,768
4.10%, 11/05/30 (a)	390,000	383,179
4.40%, 03/18/31 (a)	590,000	585,793
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	110,000	94,800
PeaceHealth Obligated Group
4.34%, 11/15/28 (a)	160,000	159,110
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 02/16/29 (a)	100,000	100,400
PepsiCo, Inc.
3.00%, 10/15/27 (a)	355,000	349,856
4.45%, 02/07/28 (a)	280,000	280,750
3.60%, 02/18/28 (a)	285,000	282,053
4.45%, 05/15/28 (a)	180,000	180,607
4.10%, 01/15/29 (a)	165,000	164,127
7.00%, 03/01/29	151,000	161,215
4.50%, 07/17/29 (a)	195,000	195,673
2.63%, 07/29/29 (a)	300,000	285,021
4.60%, 02/07/30 (a)	380,000	383,120
2.75%, 03/19/30 (a)	395,000	372,220
1.63%, 05/01/30 (a)	280,000	252,361
4.30%, 07/23/30	200,000	199,810
1.40%, 02/25/31 (a)	250,000	218,243
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	950,000	950,969
4.65%, 05/19/30 (a)	885,000	887,761
Pfizer, Inc.
3.88%, 11/15/27	230,000	228,956
3.60%, 09/15/28 (a)	370,000	364,739
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 03/15/29 (a)	445,000	434,720
2.63%, 04/01/30 (a)	590,000	551,272
1.70%, 05/28/30 (a)	250,000	224,838
4.20%, 11/15/30 (a)	220,000	217,151
Pharmacia LLC
6.60%, 12/01/28	295,000	309,007
Philip Morris International, Inc.
3.13%, 08/17/27 (a)	135,000	133,402
4.38%, 11/01/27	305,000	304,875
5.13%, 11/17/27 (a)	520,000	524,924
4.88%, 02/15/28 (a)	350,000	352,229
3.13%, 03/02/28 (a)	230,000	225,156
4.13%, 04/28/28	255,000	253,712
5.25%, 09/07/28 (a)	280,000	284,334
3.88%, 10/27/28 (a)	200,000	197,406
4.88%, 02/13/29 (a)	335,000	337,646
4.13%, 04/27/29 (a)	135,000	133,573
3.38%, 08/15/29 (a)	280,000	270,351
4.63%, 11/01/29 (a)	175,000	175,334
5.63%, 11/17/29 (a)	285,000	293,712
5.13%, 02/15/30 (a)	565,000	573,701
4.38%, 04/30/30 (a)	195,000	193,105
2.10%, 05/01/30 (a)	210,000	191,501
5.50%, 09/07/30 (a)	160,000	165,046
4.00%, 10/29/30 (a)	245,000	238,789
1.75%, 11/01/30 (a)	235,000	208,377
5.13%, 02/13/31 (a)	350,000	356,412
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	295,000	283,109
Polaris, Inc.
6.95%, 03/15/29 (a)	120,000	125,837
5.60%, 03/01/31 (a)	145,000	145,181
Procter & Gamble Co.
2.85%, 08/11/27	185,000	182,312
3.95%, 01/26/28	230,000	229,227
4.35%, 01/29/29	170,000	170,706
4.15%, 10/24/29	255,000	254,707
3.00%, 03/25/30	400,000	381,092
4.05%, 05/01/30	225,000	223,223
1.20%, 10/29/30	325,000	284,638
1.95%, 04/23/31	200,000	178,972
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	235,000	219,694
Quest Diagnostics, Inc.
4.60%, 12/15/27	210,000	210,414
4.20%, 06/30/29 (a)	120,000	118,681
4.63%, 12/15/29 (a)	145,000	144,970
2.95%, 06/30/30 (a)	205,000	192,097
2.80%, 06/30/31 (a)	100,000	91,380
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	305,000	269,870
Revvity, Inc.
1.90%, 09/15/28 (a)	185,000	174,128
3.30%, 09/15/29 (a)	215,000	205,415
2.55%, 03/15/31 (a)	90,000	81,014
Royalty Pharma PLC
1.75%, 09/02/27 (a)	310,000	300,266
5.15%, 09/02/29 (a)	135,000	136,798
2.20%, 09/02/30 (a)	270,000	243,988
4.45%, 03/25/31 (a)	150,000	147,543
Rush System for Health Obligated Group
3.92%, 11/15/29 (a)	155,000	151,733
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sanofi SA
3.75%, 11/03/27 (c)	105,000	104,411
3.63%, 06/19/28 (a)	245,000	241,955
3.80%, 11/03/28 (a)	185,000	182,693
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	222,205
Solventum Corp.
5.40%, 03/01/29 (a)	195,000	198,450
5.45%, 03/13/31 (a)	250,000	255,990
SSM Health Care Corp.
4.89%, 06/01/28 (a)	75,000	75,319
Stanford Health Care
3.31%, 08/15/30 (a)	105,000	100,104
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	200,000	181,922
Stryker Corp.
4.70%, 02/10/28 (a)	195,000	195,579
3.65%, 03/07/28 (a)	170,000	167,656
4.85%, 12/08/28 (a)	180,000	181,195
4.25%, 09/11/29 (a)	315,000	312,313
4.85%, 02/10/30 (a)	215,000	216,643
1.95%, 06/15/30 (a)	270,000	244,504
Sutter Health
3.70%, 08/15/28 (a)	135,000	132,766
2.29%, 08/15/30 (a)	245,000	223,342
Sysco Corp.
3.25%, 07/15/27 (a)	175,000	173,114
5.75%, 01/17/29 (a)	175,000	179,477
2.40%, 02/15/30 (a)	240,000	221,018
5.95%, 04/01/30 (a)	150,000	155,555
5.10%, 09/23/30 (a)	290,000	292,851
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	505,000	508,702
2.05%, 03/31/30 (a)	800,000	727,152
Thermo Fisher Scientific, Inc.
4.80%, 11/21/27 (a)	165,000	166,046
1.75%, 10/15/28 (a)	160,000	150,632
5.00%, 01/31/29 (a)	305,000	309,124
2.60%, 10/01/29 (a)	250,000	235,560
4.98%, 08/10/30 (a)	300,000	304,545
4.22%, 02/12/31 (a)	280,000	275,008
4.20%, 03/01/31 (a)	140,000	137,521
Toledo Hospital
5.33%, 11/15/28	85,000	85,323
Tyson Foods, Inc.
4.35%, 03/01/29 (a)	240,000	238,106
5.40%, 03/15/29 (a)	140,000	142,696
Unilever Capital Corp.
4.25%, 08/12/27	250,000	250,155
3.50%, 03/22/28 (a)	300,000	296,037
4.88%, 09/08/28	190,000	192,111
2.13%, 09/06/29 (a)	355,000	331,581
1.38%, 09/14/30 (a)	75,000	66,225
Universal Health Services, Inc.
4.63%, 10/15/29 (a)	260,000	256,976
2.65%, 10/15/30 (a)	200,000	179,886
Viatris, Inc.
2.70%, 06/22/30	405,000	369,700
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/28 (a)	105,000	106,657
5.05%, 02/19/30	150,000	152,021
Zoetis, Inc.
3.00%, 09/12/27 (a)	180,000	177,230
4.15%, 08/17/28 (a)	245,000	243,393
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 08/20/28 (a)	125,000	123,459
2.00%, 05/15/30 (a)	205,000	185,531
		109,440,180
Energy 5.4%
APA Corp.
4.25%, 01/15/30 (a)	165,000	162,352
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	370,000	364,465
4.05%, 03/11/29 (a)	265,000	261,311
3.14%, 11/07/29 (a)	100,000	95,496
4.49%, 05/01/30 (a)	165,000	164,079
4.35%, 06/15/31 (a)	350,000	343,091
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	140,000	139,839
4.80%, 05/03/29 (a)	120,000	120,173
3.40%, 02/15/31 (a)	185,000	172,746
BP Capital Markets America, Inc.
5.02%, 11/17/27 (a)	290,000	292,633
3.94%, 09/21/28 (a)	255,000	251,986
4.23%, 11/06/28 (a)	500,000	496,700
4.70%, 04/10/29 (a)	390,000	391,529
4.97%, 10/17/29 (a)	245,000	247,920
4.87%, 11/25/29 (a)	185,000	186,698
3.63%, 04/06/30 (a)	365,000	352,926
1.75%, 08/10/30 (a)	320,000	285,763
BP Capital Markets PLC
3.28%, 09/19/27 (a)	435,000	430,150
3.72%, 11/28/28 (a)	235,000	230,754
Canadian Natural Resources Ltd.
5.00%, 12/15/29 (a)	160,000	161,642
2.95%, 07/15/30 (a)	305,000	285,425
Cenovus Energy, Inc.
4.65%, 03/20/31 (a)	170,000	167,894
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (a)	300,000	290,232
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	460,000	456,633
4.00%, 03/01/31	445,000	428,526
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	460,000	459,126
Chevron Corp.
2.24%, 05/11/30 (a)	475,000	436,962
Chevron USA, Inc.
1.02%, 08/12/27 (a)	235,000	227,257
3.95%, 08/13/27	150,000	149,820
3.85%, 01/15/28 (a)	155,000	154,041
4.48%, 02/26/28 (a)	335,000	335,935
4.05%, 08/13/28 (a)	230,000	229,025
3.25%, 10/15/29 (a)	185,000	178,525
4.69%, 04/15/30 (a)	300,000	302,142
4.30%, 10/15/30 (a)	325,000	323,219
ConocoPhillips Co.
6.95%, 04/15/29	260,000	276,320
4.70%, 01/15/30 (a)	300,000	301,020
Continental Resources, Inc.
4.38%, 01/15/28 (a)	315,000	313,078
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	280,000	282,520
5.13%, 05/15/29 (a)	160,000	161,829
8.13%, 08/16/30	70,000	78,737
Devon Energy Corp.
5.25%, 10/15/27 (a)	129,000	129,054
5.88%, 06/15/28 (a)(e)	55,000	55,064
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 03/15/29 (a)(e)	120,000	119,075
4.50%, 01/15/30 (a)	190,000	188,680
Diamondback Energy, Inc.
3.50%, 12/01/29 (a)	270,000	260,437
5.15%, 01/30/30 (a)	275,000	279,040
3.13%, 03/24/31 (a)	245,000	227,990
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	105,000	99,421
Enbridge, Inc.
3.70%, 07/15/27 (a)	140,000	139,042
4.60%, 06/20/28 (a)	215,000	215,058
6.00%, 11/15/28 (a)	191,000	196,839
4.20%, 11/20/28 (a)	135,000	133,807
5.30%, 04/05/29 (a)	210,000	213,522
3.13%, 11/15/29 (a)	260,000	247,556
4.90%, 06/20/30 (a)	260,000	260,900
6.20%, 11/15/30 (a)	210,000	221,071
4.50%, 02/15/31 (a)	140,000	137,987
4.85%, 03/27/31 (a)	270,000	269,819
7.38%, 03/15/55 (a)(b)	175,000	184,203
Energy Transfer LP
4.00%, 10/01/27 (a)	295,000	293,153
5.55%, 02/15/28 (a)	228,000	231,162
4.95%, 05/15/28 (a)	185,000	186,055
4.95%, 06/15/28 (a)	245,000	246,362
6.10%, 12/01/28 (a)	220,000	226,961
5.25%, 04/15/29 (a)	420,000	425,720
5.25%, 07/01/29 (a)	325,000	330,083
4.15%, 09/15/29 (a)	235,000	230,883
5.20%, 04/01/30 (a)	275,000	279,235
3.75%, 05/15/30 (a)	325,000	312,988
6.40%, 12/01/30 (a)	330,000	349,361
4.55%, 01/15/31 (a)	270,000	266,571
Eni USA, Inc.
7.30%, 11/15/27	160,000	165,798
Enterprise Products Operating LLC
4.30%, 06/20/28 (a)	205,000	204,346
4.15%, 10/16/28 (a)	245,000	243,248
3.13%, 07/31/29 (a)	395,000	378,880
2.80%, 01/31/30 (a)	405,000	381,283
4.60%, 01/15/31 (a)	330,000	329,036
5.25%, 08/16/77 (a)(b)	255,000	254,107
5.38%, 02/15/78 (a)(b)	270,000	269,001
EOG Resources, Inc.
4.40%, 07/15/28 (a)	185,000	184,710
4.38%, 04/15/30 (a)	200,000	198,274
4.40%, 01/15/31 (a)	180,000	177,685
EQT Corp.
3.90%, 10/01/27 (a)	103,000	102,075
5.70%, 04/01/28 (a)	153,000	155,604
5.00%, 01/15/29 (a)	60,000	60,185
7.00%, 02/01/30 (a)(f)	185,000	196,897
7.50%, 06/01/30 (a)	140,000	151,151
4.75%, 01/15/31 (a)	320,000	317,050
Expand Energy Corp.
5.38%, 02/01/29 (a)	160,000	160,019
5.38%, 03/15/30 (a)	390,000	391,657
Exxon Mobil Corp.
2.44%, 08/16/29 (a)	415,000	392,167
3.48%, 03/19/30 (a)	635,000	615,023
2.61%, 10/15/30 (a)	560,000	519,484
Halliburton Co.
2.92%, 03/01/30 (a)	317,000	297,647
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Helmerich & Payne, Inc.
4.65%, 12/01/27 (a)	140,000	139,847
4.85%, 12/01/29 (a)	140,000	139,972
Hess Corp.
7.88%, 10/01/29	210,000	230,381
HF Sinclair Corp.
5.00%, 02/01/28 (a)	135,000	135,073
4.50%, 10/01/30 (a)	140,000	136,776
5.75%, 01/15/31	160,000	163,456
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	130,000	144,075
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	343,000	341,734
5.00%, 02/01/29 (a)	285,000	287,631
5.10%, 08/01/29 (a)	120,000	121,544
5.15%, 06/01/30 (a)	340,000	345,726
2.00%, 02/15/31 (a)	200,000	176,876
Marathon Petroleum Corp.
3.80%, 04/01/28 (a)	116,000	114,603
5.15%, 03/01/30 (a)	285,000	288,950
MPLX LP
4.25%, 12/01/27 (a)	230,000	228,965
4.00%, 03/15/28 (a)	415,000	411,057
4.80%, 02/15/29 (a)	285,000	285,695
2.65%, 08/15/30	330,000	303,798
4.80%, 02/15/31 (a)	350,000	348,929
National Fuel Gas Co.
3.95%, 09/15/27 (a)	90,000	89,258
4.75%, 09/01/28 (a)	60,000	59,895
5.50%, 03/15/30 (a)	220,000	224,061
2.95%, 03/01/31 (a)	150,000	137,457
NOV, Inc.
3.60%, 12/01/29 (a)	160,000	153,878
Occidental Petroleum Corp.
8.88%, 07/15/30 (a)	220,000	247,980
6.63%, 09/01/30	330,000	349,087
7.50%, 05/01/31	260,000	287,921
ONEOK, Inc.
4.00%, 07/13/27 (a)	110,000	109,436
4.25%, 09/24/27 (a)	265,000	264,123
4.55%, 07/15/28 (a)	290,000	289,623
5.65%, 11/01/28 (a)	155,000	158,295
4.35%, 03/15/29 (a)	165,000	163,617
5.38%, 06/01/29 (a)	150,000	152,448
3.40%, 09/01/29 (a)	165,000	158,608
4.40%, 10/15/29 (a)	185,000	183,167
3.10%, 03/15/30 (a)	205,000	193,348
3.25%, 06/01/30 (a)	165,000	155,630
5.80%, 11/01/30 (a)	185,000	191,462
6.35%, 01/15/31 (a)	255,000	268,663
Ovintiv, Inc.
8.13%, 09/15/30	70,000	78,091
Patterson-UTI Energy, Inc.
5.15%, 11/15/29 (a)	115,000	115,250
Phillips 66
3.90%, 03/15/28 (a)	180,000	178,074
2.15%, 12/15/30 (a)	180,000	161,480
Phillips 66 Co.
4.95%, 12/01/27 (a)	190,000	191,208
3.75%, 03/01/28 (a)	100,000	98,700
3.15%, 12/15/29 (a)	275,000	261,701
5.25%, 06/15/31 (a)	350,000	356,265
5.88%, 03/15/56 (a)(b)	340,000	337,470
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	355,000	318,733
2.15%, 01/15/31 (a)	290,000	260,240
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	200,000	192,588
3.80%, 09/15/30 (a)	220,000	211,224
4.70%, 01/15/31 (a)	345,000	342,164
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	405,000	402,372
4.50%, 05/15/30 (a)	595,000	589,413
Schlumberger Investment SA
2.65%, 06/26/30 (a)	130,000	120,969
4.55%, 05/07/31 (a)	130,000	129,280
Shell Finance U.S., Inc.
3.88%, 11/13/28 (a)(e)	325,000	320,889
2.38%, 11/07/29 (a)	320,000	299,594
2.75%, 04/06/30 (a)	415,000	389,469
4.13%, 11/06/30 (a)	310,000	304,501
Shell International Finance BV
3.88%, 11/13/28 (a)	100,000	99,206
2.38%, 11/07/29 (a)	101,000	94,324
2.75%, 04/06/30 (c)	75,000	70,899
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (a)	260,000	260,757
5.03%, 10/01/29 (a)	205,000	205,732
Targa Resources Corp.
5.20%, 07/01/27 (a)	245,000	246,526
4.35%, 01/15/29 (a)	170,000	168,771
6.15%, 03/01/29 (a)	280,000	290,013
4.90%, 09/15/30 (a)	235,000	235,573
4.35%, 04/15/31 (a)	175,000	170,949
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	180,000	179,935
5.50%, 03/01/30 (a)	285,000	287,471
4.88%, 02/01/31 (a)	415,000	414,178
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	100,000	105,039
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	305,000	297,747
2.83%, 01/10/30 (a)	395,000	373,006
TotalEnergies Capital SA
3.88%, 10/11/28	300,000	297,120
TotalEnergies Capital USA LLC
4.25%, 01/13/31 (a)	465,000	457,309
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	330,000	328,116
4.10%, 04/15/30 (a)	290,000	283,576
7.00%, 06/01/65 (a)(b)	260,000	269,373
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	100,000	99,022
3.25%, 05/15/30 (a)	130,000	123,443
Valero Energy Corp.
2.15%, 09/15/27 (a)	150,000	146,049
4.35%, 06/01/28 (a)	170,000	169,468
4.00%, 04/01/29 (a)	130,000	128,083
5.15%, 02/15/30 (a)	180,000	182,702
Valero Energy Partners LP
4.50%, 03/15/28 (a)	135,000	134,946
Viper Energy Partners LLC
4.90%, 08/01/30 (a)	130,000	129,606
Western Midstream Operating LP
4.50%, 03/01/28 (a)	85,000	84,678
4.75%, 08/15/28 (a)	90,000	90,068
6.35%, 01/15/29 (a)	135,000	139,698
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.05%, 02/01/30 (a)(g)	270,000	261,749
4.80%, 03/01/31 (a)	190,000	187,997
Williams Cos., Inc.
5.30%, 08/15/28 (a)	265,000	268,782
4.90%, 03/15/29 (a)	285,000	286,710
4.80%, 11/15/29 (a)	130,000	130,558
4.63%, 06/30/30	225,000	223,940
3.50%, 11/15/30 (a)	285,000	270,368
7.50%, 01/15/31	115,000	127,864
2.60%, 03/15/31 (a)	465,000	420,978
Woodside Finance Ltd.
4.90%, 05/19/28 (a)	255,000	255,923
5.40%, 05/19/30 (a)	330,000	335,471
		47,269,388
Industrial Other 0.3%
Cintas Corp. No. 2
4.20%, 05/01/28 (a)	140,000	139,532
Cornell University
4.17%, 06/15/30 (a)	110,000	108,984
Emory University
2.14%, 09/01/30 (a)	140,000	127,334
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	170,000	175,576
Jacobs Solutions, Inc.
4.75%, 03/03/31 (a)	236,000	233,706
Leland Stanford Junior University
4.15%, 08/01/30 (a)	130,000	128,948
MasTec, Inc.
5.90%, 06/15/29 (a)	160,000	164,707
President & Fellows of Harvard College
4.89%, 03/15/30 (a)	155,000	157,818
Quanta Services, Inc.
4.75%, 08/09/27 (a)	150,000	150,441
4.30%, 08/09/28 (a)	135,000	134,474
2.90%, 10/01/30 (a)	230,000	214,080
4.50%, 01/15/31 (a)	125,000	123,531
Trustees of Dartmouth College
4.27%, 06/01/30 (a)	110,000	109,395
Trustees of Princeton University
4.65%, 07/01/30	125,000	126,296
Yale University
1.48%, 04/15/30 (a)	170,000	153,296
		2,248,118
Technology 9.9%
Accenture Capital, Inc.
3.90%, 10/04/27 (a)	260,000	258,856
4.05%, 10/04/29 (a)	355,000	349,593
Adobe, Inc.
4.75%, 01/17/28 (a)	210,000	211,300
4.80%, 04/04/29 (a)(c)	235,000	237,324
4.95%, 01/17/30 (a)	190,000	192,592
2.30%, 02/01/30 (a)	350,000	323,260
Advanced Micro Devices, Inc.
4.32%, 03/24/28 (a)	165,000	165,129
Alphabet, Inc.
0.80%, 08/15/27 (a)	275,000	265,325
3.88%, 11/15/28 (a)	320,000	317,117
3.70%, 02/15/29 (a)	698,000	686,874
4.00%, 05/15/30 (a)	395,000	389,348
1.10%, 08/15/30 (a)	605,000	530,797
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.10%, 11/15/30 (a)	635,000	625,024
4.10%, 02/15/31 (a)(c)	816,000	801,948
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	225,485
Analog Devices, Inc.
4.25%, 06/15/28 (a)	185,000	184,484
1.70%, 10/01/28 (a)	205,000	193,104
4.50%, 06/15/30 (a)	155,000	154,614
Apple, Inc.
2.90%, 09/12/27 (a)	580,000	571,909
3.00%, 11/13/27 (a)	470,000	463,317
1.20%, 02/08/28 (a)	775,000	739,071
4.00%, 05/10/28 (a)	475,000	473,190
4.00%, 05/12/28 (a)	443,000	441,219
1.40%, 08/05/28 (a)	500,000	471,985
3.25%, 08/08/29	375,000	363,930
2.20%, 09/11/29 (a)	430,000	403,972
4.15%, 05/10/30 (a)	230,000	229,315
1.65%, 05/11/30 (a)	425,000	384,463
4.20%, 05/12/30 (a)	330,000	329,310
1.25%, 08/20/30	455,000	401,733
1.65%, 02/08/31 (a)	700,000	621,628
Applied Materials, Inc.
4.80%, 06/15/29	225,000	227,497
1.75%, 06/01/30 (a)	210,000	188,992
4.00%, 01/15/31 (a)	174,000	169,824
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	205,000	202,731
5.15%, 08/21/29 (a)	160,000	161,669
Atlassian Corp.
5.25%, 05/15/29 (a)	205,000	205,545
Autodesk, Inc.
2.85%, 01/15/30 (a)	200,000	187,846
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	265,000	252,932
1.25%, 09/01/30	255,000	224,349
Avnet, Inc.
6.25%, 03/15/28 (a)	125,000	127,765
3.00%, 05/15/31 (a)	75,000	68,009
Baidu, Inc.
3.63%, 07/06/27	200,000	198,282
4.38%, 03/29/28 (a)	200,000	199,472
4.88%, 11/14/28 (a)	200,000	201,418
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (a)	135,000	133,263
Broadcom, Inc.
1.95%, 02/15/28 (a)	175,000	168,420
4.80%, 04/15/28 (a)	220,000	221,351
4.00%, 04/15/29 (a)(e)	305,000	300,181
4.75%, 04/15/29 (a)	715,000	719,075
4.35%, 02/15/30 (a)	450,000	445,536
5.00%, 04/15/30 (a)	250,000	252,842
5.05%, 04/15/30 (a)	215,000	218,290
4.60%, 07/15/30 (a)	410,000	408,663
4.20%, 10/15/30 (a)	265,000	259,954
4.15%, 11/15/30 (a)	465,000	455,286
4.30%, 01/15/31 (a)	255,000	250,971
2.45%, 02/15/31 (a)	755,000	683,305
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	225,000	211,174
2.60%, 05/01/31 (a)	380,000	339,807
Cadence Design Systems, Inc.
4.20%, 09/10/27	245,000	244,468
4.30%, 09/10/29 (a)	250,000	248,020
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28 (a)	195,000	192,847
3.28%, 12/01/28 (a)	125,000	120,166
3.25%, 02/15/29 (a)	255,000	243,920
5.10%, 03/01/30 (a)	120,000	119,741
CGI, Inc.
4.95%, 03/14/30 (a)	200,000	199,338
Cisco Systems, Inc.
4.55%, 02/24/28 (a)	355,000	356,452
4.85%, 02/26/29 (a)	655,000	662,022
4.75%, 02/24/30 (a)	370,000	373,445
4.95%, 02/26/31 (a)	615,000	625,221
Concentrix Corp.
6.60%, 08/02/28 (a)(c)	230,000	229,328
6.50%, 03/01/29 (a)(c)	170,000	164,110
Crowdstrike Holdings, Inc.
3.00%, 02/15/29	200,000	190,906
Dell International LLC/EMC Corp.
6.10%, 07/15/27 (a)	170,000	172,873
5.25%, 02/01/28 (a)	275,000	277,997
4.75%, 04/01/28 (a)	250,000	250,782
4.15%, 02/15/29 (a)	220,000	217,540
5.30%, 10/01/29 (a)	460,000	467,806
4.35%, 02/01/30 (a)	200,000	197,466
5.00%, 04/01/30 (a)	390,000	393,494
6.20%, 07/15/30 (a)	255,000	267,592
4.50%, 02/15/31 (a)	355,000	350,314
Dell, Inc.
7.10%, 04/15/28	100,000	104,502
DXC Technology Co.
2.38%, 09/15/28 (a)	195,000	183,778
Equifax, Inc.
5.10%, 12/15/27 (a)	185,000	186,175
5.10%, 06/01/28 (a)	165,000	166,353
4.80%, 09/15/29	215,000	215,282
3.10%, 05/15/30 (a)	190,000	178,326
Equinix Asia Financing Corp. Pte. Ltd.
4.40%, 03/15/31	245,000	239,571
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30 (a)	405,000	400,298
Equinix, Inc.
1.80%, 07/15/27 (a)	120,000	116,700
1.55%, 03/15/28 (a)	110,000	104,595
2.00%, 05/15/28 (a)	115,000	109,778
3.20%, 11/18/29 (a)	285,000	271,414
2.15%, 07/15/30 (a)	280,000	252,496
2.50%, 05/15/31 (a)	315,000	282,268
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (a)	170,000	161,755
4.45%, 03/10/28	765,000	762,345
4.55%, 03/10/29 (a)	595,000	590,496
3.75%, 05/21/29 (a)	135,000	131,158
2.25%, 03/01/31 (a)	230,000	203,932
4.80%, 03/10/31 (a)	540,000	534,281
Fiserv, Inc.
5.45%, 03/02/28 (a)	365,000	368,606
5.38%, 08/21/28 (a)	175,000	176,864
4.20%, 10/01/28 (a)	265,000	261,412
3.50%, 07/01/29 (a)	870,000	835,156
4.75%, 03/15/30 (a)	245,000	242,648
2.65%, 06/01/30	275,000	251,551
4.55%, 02/15/31 (a)	300,000	293,061
5.35%, 03/15/31 (a)	130,000	130,975
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Flex Ltd.
6.00%, 01/15/28 (a)	215,000	218,661
4.88%, 06/15/29 (a)	225,000	225,347
4.88%, 05/12/30 (a)	120,000	119,850
Fortinet, Inc.
2.20%, 03/15/31 (a)	160,000	142,992
Gartner, Inc.
4.95%, 03/20/31 (a)	110,000	107,399
Genpact Luxembourg SARL/Genpact USA, Inc.
6.00%, 06/04/29 (a)	195,000	199,471
Genpact U.K. Finco PLC/Genpact USA, Inc.
4.95%, 11/18/30 (a)	115,000	113,314
Global Payments, Inc.
4.95%, 08/15/27	155,000	155,364
4.55%, 03/15/28	120,000	119,526
4.45%, 06/01/28 (a)	140,000	138,862
4.50%, 11/15/28 (a)	440,000	434,826
3.20%, 08/15/29 (a)	345,000	325,828
5.30%, 08/15/29	125,000	125,829
2.90%, 05/15/30 (a)	460,000	422,326
4.88%, 11/15/30 (a)	430,000	422,690
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	190,000	188,965
4.40%, 09/25/27 (a)	315,000	314,392
4.50%, 03/23/28	220,000	219,842
5.25%, 07/01/28 (a)	205,000	207,589
4.15%, 09/15/28 (a)	180,000	178,241
4.60%, 03/23/29 (a)	230,000	229,643
4.55%, 10/15/29 (a)	475,000	472,354
4.40%, 10/15/30 (a)	210,000	206,239
HP, Inc.
4.75%, 01/15/28 (a)	250,000	250,657
4.00%, 04/15/29 (a)	265,000	259,862
5.40%, 04/25/30 (a)	145,000	147,746
3.40%, 06/17/30 (a)	165,000	156,503
2.65%, 06/17/31 (a)	250,000	223,605
IBM International Capital Pte. Ltd.
4.60%, 02/05/29 (a)	165,000	165,078
4.75%, 02/05/31 (a)	165,000	165,063
Intel Corp.
3.75%, 08/05/27	380,000	377,173
4.88%, 02/10/28 (a)	470,000	471,866
1.60%, 08/12/28 (a)	225,000	211,730
4.00%, 08/05/29	265,000	260,143
2.45%, 11/15/29 (a)	730,000	679,331
5.13%, 02/10/30 (a)	335,000	339,053
3.90%, 03/25/30 (a)	405,000	393,308
5.00%, 02/21/31 (a)	155,000	156,300
4.65%, 06/01/31 (a)	275,000	272,357
International Business Machines Corp.
4.15%, 07/27/27 (a)	185,000	184,711
6.22%, 08/01/27	175,000	178,477
6.50%, 01/15/28	105,000	108,207
4.50%, 02/06/28 (a)	300,000	300,171
4.65%, 02/10/28 (a)	360,000	360,990
4.00%, 02/03/29 (a)	200,000	197,572
3.50%, 05/15/29	890,000	865,080
4.80%, 02/10/30 (a)	240,000	241,318
1.95%, 05/15/30 (a)	330,000	298,534
4.30%, 02/03/31 (a)	175,000	172,134
Intuit, Inc.
1.35%, 07/15/27 (a)	125,000	121,229
5.13%, 09/15/28 (a)	185,000	187,148
1.65%, 07/15/30 (a)	145,000	128,914
4.95%, 06/15/31	200,000	199,970
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Jabil, Inc.
3.95%, 01/12/28 (a)	115,000	113,828
4.20%, 02/01/29 (a)	145,000	142,869
5.45%, 02/01/29 (a)	90,000	91,449
3.60%, 01/15/30 (a)	185,000	177,219
3.00%, 01/15/31 (a)	150,000	137,877
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	230,000	222,008
2.00%, 12/10/30 (a)	85,000	74,828
Keysight Technologies, Inc.
3.00%, 10/30/29 (a)	140,000	132,850
5.35%, 07/30/30 (a)	240,000	244,718
KLA Corp.
4.10%, 03/15/29 (a)	320,000	317,053
Kyndryl Holdings, Inc.
2.70%, 10/15/28 (a)	100,000	93,997
Lam Research Corp.
4.00%, 03/15/29 (a)	320,000	316,493
1.90%, 06/15/30 (a)	175,000	158,429
Leidos, Inc.
4.10%, 03/15/29 (a)	300,000	295,233
4.38%, 05/15/30 (a)	175,000	171,521
2.30%, 02/15/31 (a)	250,000	222,440
Marvell Technology, Inc.
2.45%, 04/15/28 (a)	260,000	250,513
4.88%, 06/22/28 (a)	185,000	185,881
5.75%, 02/15/29 (a)	125,000	128,245
4.75%, 07/15/30 (a)	95,000	94,812
2.95%, 04/15/31 (a)	160,000	147,058
Mastercard, Inc.
4.10%, 01/15/28 (a)	205,000	204,508
3.50%, 02/26/28 (a)	105,000	103,808
4.88%, 03/09/28 (a)	178,000	179,387
4.55%, 03/15/28 (a)	135,000	135,481
4.33%, 06/08/28	300,000	299,898
2.95%, 06/01/29 (a)	310,000	298,595
4.43%, 06/08/29 (a)	300,000	299,637
3.35%, 03/26/30 (a)	465,000	447,316
1.90%, 03/15/31 (a)	290,000	257,911
4.60%, 06/08/31 (a)	400,000	399,360
Microchip Technology, Inc.
4.90%, 03/15/28	200,000	200,992
5.05%, 03/15/29 (a)	255,000	256,981
5.05%, 02/15/30 (a)	300,000	301,326
Microsoft Corp.
1.35%, 09/15/30 (a)	160,000	142,208
Mobility Global, Inc.
5.05%, 06/15/29 (a)(e)	300,000	300,609
5.45%, 06/15/31 (a)(e)	150,000	151,689
Moody's Corp.
3.25%, 01/15/28 (a)	120,000	118,216
4.25%, 02/01/29 (a)	130,000	129,194
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)(c)	165,000	165,414
5.00%, 04/15/29 (a)	150,000	151,617
4.60%, 05/23/29 (a)	170,000	169,607
4.85%, 08/15/30 (a)	135,000	135,425
2.30%, 11/15/30 (a)	245,000	220,963
2.75%, 05/24/31 (a)	250,000	227,382
NetApp, Inc.
2.70%, 06/22/30 (a)	230,000	212,005
NVIDIA Corp.
1.55%, 06/15/28 (a)	440,000	417,208
4.25%, 06/15/28	750,000	748,597
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.35%, 06/15/29 (a)	1,000,000	997,200
2.85%, 04/01/30 (a)	455,000	430,489
4.50%, 06/15/31 (a)	1,500,000	1,495,260
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)	160,000	162,904
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 08/19/28 (a)	165,000	163,865
4.30%, 06/18/29 (a)	330,000	326,495
3.40%, 05/01/30 (a)	210,000	200,078
2.50%, 05/11/31 (a)	240,000	215,429
Oracle Corp.
3.25%, 11/15/27 (a)	815,000	798,944
2.30%, 03/25/28 (a)	645,000	617,439
4.50%, 05/06/28 (a)	275,000	273,300
4.80%, 08/03/28 (a)	405,000	404,332
4.55%, 02/04/29 (a)	885,000	872,769
4.20%, 09/27/29 (a)	384,000	373,482
6.15%, 11/09/29 (a)	385,000	396,219
2.95%, 04/01/30 (a)	1,000,000	920,720
4.65%, 05/06/30 (a)	250,000	245,287
3.25%, 05/15/30 (c)	75,000	69,760
4.45%, 09/26/30 (a)	860,000	830,356
4.95%, 02/04/31 (a)	1,000,000	979,670
2.88%, 03/25/31 (a)	940,000	840,106
Paychex, Inc.
5.10%, 04/15/30 (a)	395,000	398,354
PayPal Holdings, Inc.
4.45%, 03/06/28 (a)	160,000	159,893
4.55%, 06/01/28	225,000	225,137
2.85%, 10/01/29 (a)	430,000	405,847
2.30%, 06/01/30 (a)	285,000	260,105
4.95%, 06/01/31 (a)	250,000	249,985
Qorvo, Inc.
4.38%, 10/15/29 (a)	275,000	265,400
QUALCOMM, Inc.
1.30%, 05/20/28 (a)	245,000	231,584
2.15%, 05/20/30 (a)	420,000	384,426
4.50%, 05/20/30 (a)	120,000	119,992
RELX Capital, Inc.
4.00%, 03/18/29 (a)	280,000	275,526
4.75%, 03/27/30 (a)	180,000	180,356
3.00%, 05/22/30 (a)	285,000	267,749
Roper Technologies, Inc.
1.40%, 09/15/27 (a)	170,000	164,055
4.20%, 09/15/28 (a)	235,000	233,310
4.25%, 09/15/28 (a)	165,000	163,763
2.95%, 09/15/29 (a)	145,000	137,562
4.50%, 10/15/29 (a)	100,000	99,459
2.00%, 06/30/30 (a)	170,000	152,595
4.45%, 09/15/30 (a)	200,000	197,410
1.75%, 02/15/31 (a)	270,000	235,013
S&P Global, Inc.
4.75%, 08/01/28 (a)	210,000	211,096
2.95%, 03/01/29 (a)	380,000	365,013
4.25%, 05/01/29 (a)	210,000	208,507
2.50%, 12/01/29	220,000	205,821
1.25%, 08/15/30 (a)	160,000	139,843
4.25%, 01/15/31 (a)(e)	150,000	146,942
Salesforce, Inc.
4.50%, 03/15/28 (a)	975,000	974,113
3.70%, 04/11/28 (a)	425,000	419,543
1.50%, 07/15/28 (a)	205,000	193,042
4.65%, 03/15/29 (a)	1,160,000	1,159,664
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ServiceNow, Inc.
4.25%, 05/15/28	255,000	254,220
1.40%, 09/01/30 (a)	390,000	341,948
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	125,000	112,278
Sony Group Corp.
4.66%, 06/30/31 (a)	150,000	150,171
Synopsys, Inc.
4.65%, 04/01/28 (a)	405,000	405,607
4.85%, 04/01/30 (a)	500,000	500,955
TD SYNNEX Corp.
2.38%, 08/09/28 (a)	165,000	156,973
4.30%, 01/17/29 (a)	190,000	187,602
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	160,000	146,456
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	175,000	168,256
2.75%, 04/01/31 (a)	275,000	251,339
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	200,000	180,164
Texas Instruments, Inc.
2.90%, 11/03/27 (a)	120,000	118,024
4.60%, 02/15/28 (a)	285,000	286,271
4.60%, 02/08/29 (a)	130,000	130,876
2.25%, 09/04/29 (a)	280,000	262,111
1.75%, 05/04/30 (a)	230,000	207,872
4.50%, 05/23/30 (a)	175,000	175,033
Trimble, Inc.
4.90%, 06/15/28 (a)	145,000	145,061
TSMC Arizona Corp.
4.13%, 04/22/29 (a)	200,000	198,498
VeriSign, Inc.
4.75%, 07/15/27 (a)	160,000	160,142
2.70%, 06/15/31 (a)	200,000	179,702
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	180,000	177,862
4.45%, 03/15/31	170,000	166,535
Visa, Inc.
0.75%, 08/15/27 (a)	200,000	192,562
2.75%, 09/15/27 (a)	230,000	226,039
3.80%, 02/12/29 (a)	225,000	222,251
2.05%, 04/15/30 (a)	435,000	400,056
4.10%, 02/12/31 (a)	305,000	301,837
1.10%, 02/15/31	250,000	216,335
VMware LLC
1.80%, 08/15/28 (a)	225,000	212,900
4.70%, 05/15/30 (a)	200,000	200,284
Western Union Co.
4.75%, 06/15/29	240,000	238,020
2.75%, 03/15/31 (a)	140,000	126,284
Workday, Inc.
3.70%, 04/01/29 (a)	235,000	228,429
Xilinx, Inc.
2.38%, 06/01/30 (a)	320,000	294,966
		86,140,852
Transportation 1.2%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	52,621	51,889
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	54,820	53,885
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	118,020	114,607
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 04/15/30	131,745	127,008
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	96,475	94,046
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31	56,702	54,467
Canadian National Railway Co.
6.90%, 07/15/28	120,000	125,567
4.35%, 05/12/29 (a)	110,000	109,330
4.20%, 03/12/31 (a)	125,000	122,475
Canadian Pacific Railway Co.
4.00%, 06/01/28 (a)	145,000	143,817
4.00%, 03/15/29 (a)	165,000	162,578
2.88%, 11/15/29 (a)	110,000	104,311
2.05%, 03/05/30 (a)	180,000	164,522
4.80%, 03/30/30	185,000	185,988
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	175,000	173,728
CSX Corp.
3.80%, 03/01/28 (a)	175,000	173,257
4.25%, 03/15/29 (a)	250,000	248,295
2.40%, 02/15/30 (a)	105,000	97,510
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	144,278	139,572
Delta Air Lines, Inc.
4.38%, 04/19/28 (a)	210,000	208,759
4.95%, 07/10/28 (a)	295,000	296,304
3.75%, 10/28/29 (a)	160,000	154,515
5.25%, 07/10/30 (a)	295,000	298,245
FedEx Corp.
3.40%, 02/15/28 (a)	75,000	73,838
3.10%, 08/05/29 (a)	380,000	364,019
4.25%, 05/15/30 (a)	210,000	207,569
2.40%, 05/15/31 (a)	315,000	283,717
Fedex Freight Holding Co., Inc.
4.30%, 03/15/29 (a)(e)	250,000	246,675
4.65%, 03/15/31 (a)(e)	280,000	275,122
GXO Logistics, Inc.
6.25%, 05/06/29	150,000	155,129
JB Hunt Transport Services, Inc.
4.90%, 03/15/30 (a)	220,000	221,199
Kirby Corp.
4.20%, 03/01/28 (a)	140,000	139,152
Norfolk Southern Corp.
3.80%, 08/01/28 (a)	160,000	158,011
2.55%, 11/01/29 (a)	110,000	103,206
5.05%, 08/01/30 (a)	175,000	177,840
2.30%, 05/15/31 (a)	130,000	116,479
Ryder System, Inc.
5.65%, 03/01/28 (a)	120,000	122,122
5.25%, 06/01/28 (a)	155,000	157,030
6.30%, 12/01/28 (a)	95,000	98,518
5.38%, 03/15/29 (a)	120,000	122,542
5.50%, 06/01/29	125,000	127,850
4.95%, 09/01/29 (a)	65,000	65,512
4.90%, 12/01/29 (a)	115,000	115,877
5.00%, 03/15/30 (a)	120,000	121,165
4.85%, 06/15/30	60,000	60,332
4.30%, 12/01/30	80,000	78,862
Southwest Airlines Co.
3.45%, 11/16/27 (a)	90,000	88,682
4.38%, 11/15/28 (a)	290,000	287,834
2.63%, 02/10/30 (a)	183,000	169,432
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Union Pacific Corp.
3.95%, 09/10/28 (a)	355,000	351,766
6.63%, 02/01/29	201,000	212,180
3.70%, 03/01/29 (a)	160,000	157,134
2.40%, 02/05/30 (a)	225,000	209,221
2.38%, 05/20/31 (a)	275,000	248,418
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	96,511	94,383
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	92,929	89,504
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	111,763	107,980
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	278,483	281,741
United Parcel Service, Inc.
3.05%, 11/15/27 (a)	190,000	187,118
3.40%, 03/15/29 (a)	195,000	189,981
2.50%, 09/01/29 (a)	165,000	155,626
4.45%, 04/01/30 (a)	245,000	245,431
4.65%, 10/15/30	115,000	115,900
		10,188,772
		440,166,017

Utility 7.3%
Electric 6.6%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	140,000	138,498
5.45%, 05/15/29 (a)	160,000	163,189
2.10%, 07/01/30 (a)	145,000	131,350
AES Corp.
5.45%, 06/01/28 (a)	225,000	227,505
5.20%, 07/15/29 (a)	175,000	176,028
2.45%, 01/15/31 (a)	220,000	196,753
Alabama Power Co.
3.75%, 09/01/27	145,000	144,229
1.45%, 09/15/30 (a)	230,000	202,384
4.30%, 03/15/31 (a)	195,000	191,866
Alliant Energy Corp.
5.75%, 04/01/56 (a)(b)	260,000	257,205
Ameren Corp.
1.75%, 03/15/28 (a)	105,000	100,108
5.00%, 01/15/29 (a)	175,000	176,556
3.50%, 01/15/31 (a)	190,000	180,114
Ameren Illinois Co.
3.80%, 05/15/28 (a)	130,000	128,523
1.55%, 11/15/30 (a)	70,000	61,586
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	210,000	213,263
3.20%, 11/13/27 (a)	125,000	122,854
4.30%, 12/01/28 (a)	155,000	154,110
5.20%, 01/15/29 (a)	235,000	238,574
2.30%, 03/01/30 (a)	100,000	91,923
7.05%, 12/15/54 (a)(b)	120,000	124,885
5.80%, 03/15/56 (a)(b)	520,000	517,228
Appalachian Power Co.
2.70%, 04/01/31 (a)	200,000	182,306
Arizona Public Service Co.
2.95%, 09/15/27 (a)	85,000	83,463
2.60%, 08/15/29 (a)	130,000	122,257
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	80,000	79,241
2.30%, 03/15/31	105,000	94,242
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Avangrid, Inc.
3.80%, 06/01/29 (a)	210,000	204,561
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	150,000	133,832
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	155,000	151,804
3.70%, 07/15/30 (a)	285,000	275,418
1.65%, 05/15/31 (a)	120,000	103,962
Black Hills Corp.
5.95%, 03/15/28 (a)	200,000	204,002
3.05%, 10/15/29 (a)	125,000	118,508
2.50%, 06/15/30 (a)	145,000	132,675
4.55%, 01/31/31 (a)	165,000	162,500
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28 (a)	185,000	187,651
4.80%, 03/15/30 (a)	100,000	100,666
2.35%, 04/01/31 (a)	75,000	67,614
CenterPoint Energy, Inc.
5.40%, 06/01/29 (a)	150,000	153,197
2.95%, 03/01/30 (a)	196,000	184,248
7.00%, 02/15/55 (a)(b)	140,000	145,151
6.70%, 05/15/55 (a)(b)	135,000	139,035
5.95%, 04/01/56 (a)(b)	175,000	174,841
CMS Energy Corp.
3.45%, 08/15/27	140,000	138,334
4.75%, 06/01/50 (a)(b)	170,000	166,705
3.75%, 12/01/50 (a)(b)	115,000	106,910
Commonwealth Edison Co.
2.95%, 08/15/27 (a)	150,000	147,869
3.70%, 08/15/28 (a)	125,000	123,155
2.20%, 03/01/30	215,000	197,892
4.55%, 06/01/31 (a)	150,000	149,156
Connecticut Light & Power Co.
4.65%, 01/01/29 (a)	180,000	180,553
4.95%, 01/15/30 (c)	130,000	131,531
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	110,000	108,244
3.80%, 05/15/28 (a)	130,000	128,467
4.00%, 12/01/28 (a)	110,000	108,866
3.35%, 04/01/30 (a)	200,000	191,084
2.40%, 06/15/31 (a)	250,000	224,967
Constellation Energy Generation LLC
3.90%, 01/08/28	220,000	218,145
5.60%, 03/01/28 (a)	204,000	207,268
4.63%, 02/01/29 (a)(e)	170,000	169,084
4.55%, 06/01/29 (a)	210,000	209,275
4.40%, 01/15/31 (a)	215,000	211,397
5.00%, 02/01/31 (a)(e)	150,000	149,952
3.75%, 03/01/31 (a)(e)	260,000	247,790
Consumers Energy Co.
4.65%, 03/01/28 (a)	75,000	75,422
3.80%, 11/15/28 (a)	85,000	83,790
4.90%, 02/15/29 (a)	130,000	131,440
4.60%, 05/30/29 (a)	175,000	175,745
4.70%, 01/15/30 (a)	265,000	265,782
4.50%, 01/15/31 (a)	150,000	148,977
Dayton Power & Light Co.
4.55%, 08/15/30 (a)	95,000	93,582
Dominion Energy, Inc.
4.60%, 05/15/28 (a)	270,000	270,159
4.25%, 06/01/28 (a)	120,000	119,260
3.38%, 04/01/30 (a)	405,000	386,763
5.00%, 06/15/30 (a)	175,000	176,953
6.88%, 02/01/55 (a)(b)	350,000	361,816
6.00%, 02/15/56 (a)(b)	485,000	486,862
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DTE Electric Co.
1.90%, 04/01/28 (a)	137,000	131,587
2.25%, 03/01/30 (a)	140,000	129,279
2.63%, 03/01/31 (a)	140,000	128,163
DTE Energy Co.
4.95%, 07/01/27 (a)	325,000	326,615
4.88%, 06/01/28 (a)	250,000	251,152
5.10%, 03/01/29 (a)	300,000	303,432
3.40%, 06/15/29 (a)	145,000	140,100
2.95%, 03/01/30 (a)	270,000	254,159
5.20%, 04/01/30 (a)	260,000	263,832
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	310,000	306,463
6.00%, 12/01/28	205,000	211,822
2.45%, 08/15/29 (a)	150,000	141,059
2.45%, 02/01/30 (a)	160,000	148,821
4.85%, 03/15/30 (a)	115,000	116,047
2.55%, 04/15/31 (a)	125,000	113,753
4.65%, 06/15/31	125,000	124,951
Duke Energy Corp.
3.15%, 08/15/27 (a)	270,000	266,206
5.00%, 12/08/27 (a)	110,000	110,901
4.30%, 03/15/28	201,000	200,339
4.85%, 01/05/29 (a)	170,000	171,027
3.40%, 06/15/29 (a)	100,000	96,687
2.45%, 06/01/30 (a)	235,000	216,223
2.55%, 06/15/31 (a)	350,000	315,689
Duke Energy Florida LLC
3.80%, 07/15/28 (a)	150,000	148,113
2.50%, 12/01/29 (a)	270,000	252,639
1.75%, 06/15/30 (a)	105,000	94,213
4.20%, 12/01/30	135,000	132,675
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	135,000	132,316
2.13%, 06/01/30 (a)	80,000	72,873
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	141,000	138,868
3.45%, 03/15/29 (a)	80,000	77,954
Edison International
4.13%, 03/15/28 (a)	125,000	123,260
5.00%, 05/05/28	130,000	130,195
5.25%, 11/15/28 (a)	135,000	135,298
5.45%, 06/15/29	115,000	116,208
6.95%, 11/15/29 (a)	125,000	130,626
6.25%, 03/15/30 (a)	160,000	164,419
4.80%, 03/15/31 (a)	215,000	209,165
Emera U.S. Finance LLC
4.50%, 04/01/29 (a)	110,000	109,278
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	100,000	89,885
Enel Chile SA
4.88%, 06/12/28 (a)	305,000	306,324
Entergy Arkansas LLC
4.00%, 06/01/28 (a)	95,000	94,233
Entergy Corp.
1.90%, 06/15/28 (a)	185,000	175,713
2.80%, 06/15/30 (a)	180,000	167,416
2.40%, 06/15/31 (a)	150,000	133,667
7.13%, 12/01/54 (a)(b)	305,000	315,474
5.88%, 06/15/56 (a)(b)	150,000	150,090
Entergy Louisiana LLC
3.12%, 09/01/27 (a)	135,000	133,236
3.25%, 04/01/28 (a)	160,000	156,912
1.60%, 12/15/30 (a)	220,000	193,239
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	80,000	77,680
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	115,000	113,434
1.75%, 03/15/31 (a)	130,000	113,872
Evergy Kansas Central, Inc.
4.70%, 03/13/28	120,000	120,212
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	120,000	109,765
Evergy, Inc.
4.25%, 03/15/29	90,000	88,976
2.90%, 09/15/29 (a)	210,000	198,901
6.65%, 06/01/55 (a)(b)	135,000	138,227
Eversource Energy
4.60%, 07/01/27 (a)	145,000	145,107
3.30%, 01/15/28 (a)	140,000	137,148
5.45%, 03/01/28 (a)	380,000	384,579
5.95%, 02/01/29 (a)	190,000	195,481
4.25%, 04/01/29 (a)	125,000	123,829
1.65%, 08/15/30	130,000	114,747
4.45%, 12/15/30	175,000	172,057
2.55%, 03/15/31 (a)	105,000	94,611
5.85%, 04/15/31 (a)	185,000	192,002
Exelon Corp.
5.15%, 03/15/28 (a)	255,000	257,428
5.15%, 03/15/29 (a)	150,000	152,000
4.05%, 04/15/30 (a)	335,000	327,084
5.13%, 03/15/31 (a)	140,000	141,901
FirstEnergy Corp.
3.90%, 07/15/27 (a)(g)	445,000	442,415
2.65%, 03/01/30 (a)	215,000	199,036
2.25%, 09/01/30 (a)	120,000	108,106
FirstEnergy Pennsylvania Electric Co.
4.15%, 03/15/28 (e)	100,000	99,465
4.55%, 03/15/31 (e)	140,000	139,083
FirstEnergy Transmission LLC
4.55%, 01/15/30 (a)	125,000	124,110
Florida Power & Light Co.
5.05%, 04/01/28 (a)	200,000	202,326
4.40%, 05/15/28 (a)	190,000	190,116
5.15%, 06/15/29 (a)	310,000	315,788
4.63%, 05/15/30 (a)	170,000	170,462
Georgia Power Co.
4.65%, 05/16/28 (a)	145,000	145,505
4.00%, 10/01/28 (a)	225,000	222,777
4.60%, 06/15/29 (a)	210,000	210,441
2.65%, 09/15/29 (a)	235,000	221,807
4.55%, 03/15/30 (a)	185,000	184,630
4.85%, 03/15/31 (a)	210,000	211,434
Hydro One, Inc.
4.75%, 05/30/31 (a)	325,000	325,796
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	100,000	98,753
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	140,000	138,559
3.60%, 04/01/29 (a)	85,000	82,844
2.30%, 06/01/30 (a)	70,000	64,140
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	200,000	194,502
ITC Holdings Corp.
3.35%, 11/15/27 (a)	130,000	127,972
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Jersey Central Power & Light Co.
4.15%, 01/15/29 (a)	75,000	74,111
4.60%, 01/15/30 (a)(e)	135,000	134,189
4.40%, 01/15/31 (a)	120,000	118,058
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	245,000	239,637
Mississippi Power Co.
3.95%, 03/30/28 (a)	65,000	64,456
Monongahela Power Co.
4.45%, 08/15/29 (a)(e)	120,000	119,413
National Grid PLC
5.60%, 06/12/28 (a)	165,000	168,049
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/27 (a)	200,000	199,484
3.95%, 12/10/27	150,000	149,091
3.40%, 02/07/28 (a)	195,000	191,843
4.75%, 02/07/28 (a)	170,000	170,743
4.80%, 03/15/28 (a)	190,000	190,997
4.15%, 08/25/28 (a)	240,000	238,123
5.05%, 09/15/28 (a)	160,000	161,861
3.90%, 11/01/28 (a)	130,000	128,112
4.85%, 02/07/29 (a)	120,000	120,796
4.05%, 02/09/29	100,000	98,729
3.70%, 03/15/29 (a)	115,000	112,577
4.40%, 05/11/29 (a)	170,000	169,296
5.15%, 06/15/29	125,000	127,000
4.95%, 02/07/30 (a)	110,000	111,203
2.40%, 03/15/30 (a)	185,000	170,707
4.30%, 12/10/30 (a)	105,000	103,563
5.00%, 02/07/31	145,000	146,794
1.35%, 03/15/31 (a)	160,000	137,917
7.13%, 09/15/53 (a)(b)	85,000	88,196
Nevada Power Co.
3.70%, 05/01/29 (a)	175,000	171,262
2.40%, 05/01/30 (a)	100,000	92,182
6.25%, 05/15/55 (a)(b)	135,000	135,524
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/27 (a)	295,000	295,510
4.69%, 09/01/27	410,000	411,017
4.85%, 02/04/28	200,000	201,142
4.90%, 02/28/28 (a)	300,000	301,713
1.90%, 06/15/28 (a)	480,000	456,677
4.90%, 03/15/29 (a)	260,000	262,262
3.50%, 04/01/29 (a)	165,000	160,352
2.75%, 11/01/29 (a)	265,000	250,528
5.00%, 02/28/30 (a)	215,000	217,380
5.05%, 03/15/30 (a)	312,000	316,047
2.25%, 06/01/30 (a)	571,000	520,998
4.40%, 03/01/31 (a)	170,000	167,737
6.70%, 09/01/54 (a)(b)	380,000	389,420
6.38%, 08/15/55 (a)(b)	440,000	448,369
4.80%, 12/01/77 (a)(b)	145,000	143,131
5.65%, 05/01/79 (a)(b)	235,000	234,551
Northern States Power Co.
2.25%, 04/01/31 (a)	160,000	144,011
NSTAR Electric Co.
3.25%, 05/15/29 (a)	115,000	111,137
4.85%, 03/01/30	110,000	110,747
3.95%, 04/01/30 (a)	230,000	224,512
4.65%, 05/15/31 (a)	90,000	89,945
OGE Energy Corp.
5.45%, 05/15/29	100,000	101,911
Ohio Power Co.
2.60%, 04/01/30 (a)	75,000	69,647
1.63%, 01/15/31 (a)	115,000	100,334
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oklahoma Gas & Electric Co.
3.80%, 08/15/28	100,000	98,671
3.30%, 03/15/30 (a)	90,000	85,683
3.25%, 04/01/30 (a)	175,000	166,574
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28 (a)	165,000	164,487
3.70%, 11/15/28 (a)	165,000	162,149
5.75%, 03/15/29 (a)	90,000	92,564
4.65%, 11/01/29 (a)	200,000	200,294
2.75%, 05/15/30 (a)	155,000	144,714
4.50%, 03/15/31 (a)(e)	200,000	198,048
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	290,000	282,347
3.30%, 12/01/27 (a)	375,000	368,047
5.00%, 06/04/28 (a)	145,000	145,800
3.00%, 06/15/28 (a)	215,000	208,103
3.75%, 07/01/28	235,000	230,857
4.65%, 08/01/28 (a)	100,000	99,732
6.10%, 01/15/29 (a)	340,000	350,139
4.20%, 03/01/29 (a)	115,000	113,342
5.55%, 05/15/29 (a)	200,000	204,092
4.55%, 07/01/30 (a)	1,055,000	1,039,333
2.50%, 02/01/31 (a)	600,000	538,716
3.25%, 06/01/31 (a)	250,000	230,790
PacifiCorp
5.10%, 02/15/29 (a)	125,000	126,139
4.25%, 03/15/29 (a)	165,000	162,942
4.65%, 04/15/29 (a)	165,000	164,559
3.50%, 06/15/29 (a)	125,000	120,609
2.70%, 09/15/30 (a)	80,000	73,490
5.30%, 02/15/31 (a)	200,000	202,970
5.10%, 04/15/31 (a)(c)	150,000	151,401
Pinnacle West Capital Corp.
4.90%, 05/15/28 (a)	85,000	85,334
4.65%, 06/01/29	150,000	150,062
5.15%, 05/15/30 (a)	85,000	86,170
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	180,000	176,123
Progress Energy, Inc.
7.75%, 03/01/31	184,000	205,786
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	70,000	69,066
4.15%, 03/13/29 (a)	205,000	203,126
1.90%, 01/15/31 (a)	140,000	123,893
1.88%, 06/15/31 (a)	175,000	152,836
Public Service Co. of New Hampshire
4.40%, 07/01/28	60,000	59,971
2.20%, 06/15/31 (a)	100,000	88,825
Public Service Electric & Gas Co.
3.70%, 05/01/28 (a)	85,000	84,049
3.65%, 09/01/28	115,000	113,172
3.20%, 05/15/29 (a)	100,000	96,815
2.45%, 01/15/30 (a)	90,000	83,983
4.20%, 01/01/31 (a)	120,000	117,965
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	200,000	203,610
5.88%, 10/15/28 (a)	275,000	282,103
5.20%, 04/01/29 (a)	170,000	172,339
4.90%, 03/15/30 (a)	130,000	131,044
1.60%, 08/15/30	150,000	132,344
4.80%, 06/15/31	150,000	149,652
Puget Energy, Inc.
2.38%, 06/15/28 (a)	120,000	114,779
4.10%, 06/15/30 (a)	210,000	203,408
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Diego Gas & Electric Co.
4.95%, 08/15/28 (a)	130,000	131,067
1.70%, 10/01/30 (a)	320,000	283,238
Sierra Pacific Power Co.
6.20%, 12/15/55 (a)(b)	115,000	114,220
Southern California Edison Co.
5.85%, 11/01/27 (a)	150,000	152,322
3.65%, 03/01/28 (a)	150,000	147,545
5.30%, 03/01/28 (a)	165,000	166,622
5.65%, 10/01/28 (a)	295,000	300,637
4.20%, 03/01/29 (a)	140,000	137,904
6.65%, 04/01/29	75,000	77,912
5.15%, 06/01/29 (a)	315,000	318,519
2.85%, 08/01/29 (a)	255,000	240,802
5.25%, 03/15/30 (a)	305,000	308,507
2.25%, 06/01/30 (a)	120,000	108,835
2.50%, 06/01/31 (a)	100,000	89,280
5.45%, 06/01/31 (a)	200,000	203,766
Southern Co.
5.11%, 08/01/27 (g)	240,000	241,414
1.75%, 03/15/28 (a)	125,000	119,378
4.85%, 06/15/28 (a)	245,000	246,448
5.50%, 03/15/29 (a)	295,000	301,779
3.70%, 04/30/30 (a)	230,000	222,279
Southern Power Co.
4.25%, 10/01/30 (a)	210,000	206,344
4.80%, 06/15/31	175,000	174,564
Southwestern Electric Power Co.
4.10%, 09/15/28 (a)	155,000	153,242
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	90,000	92,007
Tampa Electric Co.
4.90%, 03/01/29 (a)	125,000	125,936
2.40%, 03/15/31 (a)(c)	120,000	108,314
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	50,000	44,085
Union Electric Co.
3.50%, 03/15/29 (a)	260,000	253,648
2.95%, 03/15/30 (a)	230,000	217,352
Virginia Electric & Power Co.
3.80%, 04/01/28 (a)	215,000	212,493
2.88%, 07/15/29 (a)	135,000	128,802
Vistra Operations Co. LLC
4.55%, 10/30/28 (e)	125,000	124,258
5.00%, 04/30/31 (a)(e)	300,000	297,906
WEC Energy Group, Inc.
5.15%, 10/01/27 (a)	150,000	151,145
1.38%, 10/15/27 (a)	115,000	110,647
4.75%, 01/15/28 (a)	225,000	225,643
2.20%, 12/15/28 (a)	75,000	70,929
1.80%, 10/15/30 (a)	135,000	119,988
5.63%, 05/15/56 (a)(b)	210,000	208,496
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	95,000	90,241
3.95%, 03/01/29 (a)	75,000	74,029
5.00%, 05/15/29	135,000	136,748
4.15%, 10/15/30 (a)	180,000	176,638
4.65%, 06/15/31	100,000	99,647
Wisconsin Power & Light Co.
3.05%, 10/15/27 (a)	75,000	73,749
3.00%, 07/01/29 (a)	135,000	129,323
Wisconsin Public Service Corp.
4.55%, 12/01/29 (a)	70,000	69,943
4.25%, 01/15/31 (a)	70,000	68,936
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Xcel Energy, Inc.
4.75%, 03/21/28 (a)	115,000	115,359
4.00%, 06/15/28 (a)	180,000	178,034
2.60%, 12/01/29	155,000	144,840
3.40%, 06/01/30 (a)	153,000	145,489
		57,322,091
Natural Gas 0.5%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	255,000	241,108
1.50%, 01/15/31 (a)	130,000	113,580
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	230,000	233,038
4.00%, 04/01/28 (a)	105,000	104,019
1.75%, 10/01/30 (a)	150,000	133,287
NiSource, Inc.
5.25%, 03/30/28 (a)	380,000	384,324
5.20%, 07/01/29 (a)	145,000	147,300
2.95%, 09/01/29 (a)	205,000	194,760
3.60%, 05/01/30 (a)	280,000	268,867
1.70%, 02/15/31	200,000	174,496
4.75%, 05/18/31 (a)	130,000	129,522
6.95%, 11/30/54 (a)(b)	150,000	155,259
ONE Gas, Inc.
5.10%, 04/01/29 (a)	170,000	172,312
2.00%, 05/15/30 (a)	75,000	68,048
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	215,000	208,664
2.50%, 03/15/31 (a)	80,000	72,381
Sempra
3.40%, 02/01/28 (a)	210,000	206,075
3.70%, 04/01/29 (a)	134,000	130,851
6.88%, 10/01/54 (a)(b)	330,000	336,742
6.63%, 04/01/55 (a)(b)	125,000	126,484
6.38%, 04/01/56 (a)(b)	200,000	202,070
Southern California Gas Co.
2.55%, 02/01/30 (a)	255,000	238,203
Southern Co. Gas Capital Corp.
4.05%, 09/15/28 (a)	90,000	89,072
1.75%, 01/15/31 (a)	110,000	96,897
Southwest Gas Corp.
5.80%, 12/01/27	70,000	71,053
5.45%, 03/23/28 (a)	110,000	111,460
3.70%, 04/01/28 (a)	75,000	73,885
2.20%, 06/15/30 (a)	70,000	63,531
Spire, Inc.
6.25%, 06/01/56 (a)(b)	125,000	124,632
		4,671,920
Utility Other 0.2%
American Water Capital Corp.
2.95%, 09/01/27 (a)	154,000	151,633
3.75%, 09/01/28 (a)	175,000	172,268
3.45%, 06/01/29 (a)	150,000	145,583
4.63%, 06/01/29 (a)	200,000	200,160
2.80%, 05/01/30 (a)	130,000	121,680
2.30%, 06/01/31 (a)	125,000	111,745
Essential Utilities, Inc.
4.80%, 08/15/27 (a)	190,000	190,598
3.57%, 05/01/29 (a)	110,000	106,678
2.70%, 04/15/30 (a)	175,000	162,302
2.40%, 05/01/31 (a)	100,000	89,365
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Utilities PLC
6.88%, 08/15/28	105,000	109,455
		1,561,467
		63,555,478
Total Corporates (Cost $858,557,719)		857,204,518

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 1.3% OF NET ASSETS

Money Market Funds 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58% (h)	6,612,058	6,612,058
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58% (h)(i)	4,673,319	4,673,319
		11,285,377
Total Short-Term Investments (Cost $11,285,377)		11,285,377
Total Investments in Securities (Cost $869,843,096)		868,489,895

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
5 Year US Treasury Notes (CBOT), expires 09/30/26	34	3,639,594	1,251
Short
3 Year US Treasury Notes (CBOT), expires 09/30/26	(12)	(2,514,188)	273
Total Net Unrealized Appreciation on Futures Contracts			1,524

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,128,643 or 0.9% of net assets.

(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	The rate shown is the annualized 7-day yield.
(i)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $4,218,160.

CBOT —	Chicago Board of Trade
DAC —	Designated Activity Company
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended June 30, 2026:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/25	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 6/30/26	FACE AMOUNT AT 6/30/26	INTEREST INCOME EARNED
CORPORATES 0.3% OF NET ASSETS

Financial Institutions 0.3%
Brokerage/Asset Managers/Exchanges 0.3%
Charles Schwab Corp.
3.20%, 03/02/27(a),(b)	$129,030	$—	($128,878 )	$381	($926 )	$393	$—	$—	$1,040
2.45%, 03/03/27(a),(b)	320,186	—	(320,033)	(1,512)	453	906	—	—	1,991
3.30%, 04/01/27(a),(b)	154,093	24,829	(178,854)	241	(787)	478	—	—	1,950
3.20%, 01/25/28(a),(b)	157,850	9,861	—	—	(1,935)	1,195	166,971	170,000	2,629
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	VALUE AT 12/31/25	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 6/30/26	FACE AMOUNT AT 6/30/26	INTEREST INCOME EARNED
2.00%, 03/20/28(a),(b)	$259,841	$14,427	$—	$—	($3,982 )	$3,337	$273,623	$285,000	$2,841
4.00%, 02/01/29(a),(b)	125,480	15,096	—	—	(2,161)	282	138,697	140,000	2,770
5.64%, 05/19/29(a),(b),(c)	264,776	25,578	—	—	(4,457)	(476)	285,421	280,000	7,312
3.25%, 05/22/29(a),(b)	131,546	29,079	—	—	(1,662)	830	159,793	165,000	2,231
2.75%, 10/01/29(a),(b)	98,211	22,719	—	—	(1,624)	847	120,153	127,000	1,461
6.20%, 11/17/29(a),(b),(c)	296,332	72,864	—	—	(5,678)	(1,454)	362,064	350,000	9,187
4.63%, 03/22/30(a),(b)	102,314	25,502	—	—	(1,902)	(134)	125,780	125,000	2,778
4.74%, 05/21/30(a),(b),(c)	—	231,296	—	—	(726)	(34)	230,536	230,000	910
1.65%, 03/11/31(a),(b)	—	174,591	—	—	(717)	1,016	174,890	200,000	728
2.30%, 05/13/31(a),(b)	—	161,564	—	—	(380)	274	161,458	180,000	345
4.34%, 11/14/31(a),(b),(c)	199,752	49,679	—	—	(3,432)	(47)	245,952	250,000	4,964
Total	$2,239,411	$857,085	($627,765 )	($890 )	($29,916 )	$7,413	$2,445,338		$43,137

(a)	Issuer is affiliated with the fund’s investment adviser.
(b)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(c)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$857,204,518	$—	$857,204,518
Short-Term Investments[1]	11,285,377	—	—	11,285,377
Futures Contracts[2]	1,524	—	—	1,524
Total	$11,286,901	$857,204,518	$—	$868,491,419

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $2,442,580)		$2,445,338
Investments in securities, at value - unaffiliated issuers (cost $867,400,516) including securities on loan of $4,218,160		866,044,557
Deposit with broker for futures contracts		58,500
Receivables:
Investments sold		21,514,377
Interest		9,792,764
Dividends		11,928
Income from securities on loan		5,105
Variation margin on future contracts	+	319
Total assets		899,872,888

Liabilities
Collateral held for securities on loan		4,673,319
Payables:
Investments bought		24,999,735
Management fees	+	20,153
Total liabilities		29,693,207
Net assets		$870,179,681

Net Assets by Source
Capital received from investors		$878,546,463
Total distributable loss	+	(8,366,782)
Net assets		$870,179,681

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$870,179,681		35,300,000		$24.65

See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$17,005,294
Interest received from securities - affiliated issuers		50,550
Dividends received from securities - unaffiliated issuers		44,103
Other Interest		906
Securities on loan, net	+	27,178
Total investment income		17,128,031

Expenses
Management fees		111,268
Total expenses	–	111,268
Net investment income		17,016,763

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(890)
Net realized gains on sales of securities - unaffiliated issuers		90,460
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		284,239
Net realized losses on futures contracts	+	(13,807)
Net realized gains		360,002
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(29,916)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(10,191,897)
Net change in unrealized appreciation (depreciation) on futures contracts	+	2,176
Net change in unrealized appreciation (depreciation)		(10,219,637)
Net realized and unrealized losses		(9,859,635)
Increase in net assets resulting from operations		$7,157,128
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		1/1/25-12/31/25
Net investment income		$17,016,763	$25,049,327
Net realized gains (losses)		360,002	(531,761)
Net change in unrealized appreciation (depreciation)	+	(10,219,637)	11,284,384
Increase in net assets resulting from operations		$7,157,128	$35,801,950

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($14,091,490 )	($25,006,360 )

TRANSACTIONS IN FUND SHARES
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,000,000	$222,590,200	8,800,000	$217,920,451
Shares redeemed	+	(800,000)	(19,886,476)	(1,200,000)	(29,508,588)
Net transactions in fund shares		8,200,000	$202,703,724	7,600,000	$188,411,863

SHARES OUTSTANDING AND NET ASSETS
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		27,100,000	$674,410,319	19,500,000	$475,202,866
Total increase	+	8,200,000	195,769,362	7,600,000	199,207,453
End of period		35,300,000	$870,179,681	27,100,000	$674,410,319
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24[1,2]	1/1/23– 12/31/23[1]	1/1/22– 12/31/22[1]	1/1/21– 12/31/21[1]
Per-Share Data
Net asset value at beginning of period	$22.98	$22.09	$22.49	$21.60	$25.87	$26.85
Income (loss) from investment operations:
Net investment income (loss)[3]	0.57	1.15	1.14	1.10	0.68	0.51
Net realized and unrealized gains (losses)	(0.42)	0.89	(0.41)	0.75	(4.28)	(0.99)
Total from investment operations	0.15	2.04	0.73	1.85	(3.60)	(0.48)
Less distributions:
Distributions from net investment income	(0.48)	(1.15)	(1.13)	(0.96)	(0.67)	(0.50)
Net asset value at end of period	$22.65	$22.98	$22.09	$22.49	$21.60	$25.87
Total return	0.64%*	9.42%	3.32%	8.84%	(14.00%)	(1.80%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%**	0.03%	0.03%	0.03%	0.04%[4,5]	0.05%[6]
Net investment income (loss)	5.06%**	5.09%	5.12%	5.05%	2.97%	1.96%
Portfolio turnover rate[7]	23%*	22%	27%	24%	10%	11%
Net assets, end of period (x 1,000,000)	$11,609	$9,809	$7,740	$5,762	$328	$375

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]
Per share data amounts previously presented for Net investment income (loss), Net realized and unrealized gains (losses), Total from investment operations, and
Distributions from net investment income have been revised to fully reflect the required retroactive adjustment for the share split effective after the close of U.S. markets on
October 10, 2024. These revisions do not have any impact on total return, shares outstanding at end of period, and beginning and ending net asset value.

[3]	Calculated based on the average shares outstanding during the period.
[4]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021, is a blended ratio.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.2% OF NET ASSETS

Financial Institutions 36.3%
Banking 25.0%
Ally Financial, Inc.
8.00%, 11/01/31	13,387,000	14,891,259
5.55%, 07/31/33 (a)(b)	3,010,000	2,986,823
6.18%, 07/26/35 (a)(b)	3,895,000	3,962,656
American Express Co.
4.99%, 05/26/33 (a)(b)	3,895,000	3,876,187
4.92%, 07/20/33 (a)(b)	9,095,000	9,094,363
4.42%, 08/03/33 (a)(b)	6,570,000	6,395,829
5.04%, 05/01/34 (a)(b)	6,670,000	6,685,941
5.63%, 07/28/34 (a)(b)	2,670,000	2,732,905
5.92%, 04/25/35 (a)(b)	2,545,000	2,648,658
5.28%, 07/26/35 (a)(b)	9,025,000	9,123,824
5.44%, 01/30/36 (a)(b)	6,685,000	6,822,310
5.67%, 04/25/36 (a)(b)	7,910,000	8,198,557
4.80%, 10/24/36 (a)(b)	10,480,000	10,166,648
5.41%, 02/08/41 (b)	2,560,000	2,562,278
Banco Bilbao Vizcaya Argentaria SA
7.88%, 11/15/34 (a)(b)	4,000,000	4,548,920
6.03%, 03/13/35 (a)(b)	5,200,000	5,411,120
5.13%, 03/03/36	5,200,000	5,063,552
Banco Santander SA
5.44%, 07/15/31	8,000,000	8,210,800
3.23%, 11/22/32 (a)(b)	5,200,000	4,707,872
6.92%, 08/08/33	10,600,000	11,525,062
6.94%, 11/07/33	7,800,000	8,715,798
6.35%, 03/14/34	6,800,000	7,193,788
6.03%, 01/17/35	5,200,000	5,459,636
5.13%, 11/06/35	6,400,000	6,280,704
5.44%, 04/15/36 (c)	5,200,000	5,209,516
Bank of America Corp.
2.30%, 07/21/32 (a)(b)	19,880,000	17,563,781
2.57%, 10/20/32 (a)(b)	17,115,000	15,239,196
2.97%, 02/04/33 (a)(b)	19,840,000	17,914,131
4.57%, 04/27/33 (a)(b)	21,195,000	20,792,931
5.02%, 07/22/33 (a)(b)	26,245,000	26,288,304
5.29%, 04/25/34 (a)(b)	26,440,000	26,803,550
5.87%, 09/15/34 (a)(b)	19,860,000	20,758,466
5.47%, 01/23/35 (a)(b)	26,060,000	26,589,279
5.43%, 08/15/35 (a)(b)	13,085,000	13,144,929
5.52%, 10/25/35 (a)(b)	18,440,000	18,541,789
5.51%, 01/24/36 (a)(b)	18,155,000	18,549,145
5.74%, 02/12/36 (a)(b)	13,105,000	13,399,207
5.46%, 05/09/36 (a)(b)	10,600,000	10,823,872
2.48%, 09/21/36 (a)(b)	10,555,000	9,218,420
5.05%, 02/06/37 (a)(b)	19,415,000	19,123,387
3.85%, 03/08/37 (a)(b)	13,113,000	12,191,287
5.49%, 04/23/37 (a)(b)	15,730,000	15,696,181
Bank of Montreal
3.09%, 01/10/37 (a)(b)	6,585,000	5,908,062
5.30%, 06/02/37 (a)(b)	6,550,000	6,559,694
Bank of New York Mellon Corp.
1.80%, 07/28/31 (a)	2,665,000	2,325,372
2.50%, 01/26/32 (a)	2,365,000	2,119,608
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.06%, 07/22/32 (b)	5,410,000	5,475,461
4.29%, 06/13/33 (a)(b)	3,605,000	3,498,905
5.83%, 10/25/33 (a)(b)	7,785,000	8,182,191
4.71%, 02/01/34 (a)(b)	3,965,000	3,904,573
4.97%, 04/26/34 (a)(b)	5,230,000	5,225,450
6.47%, 10/25/34 (a)(b)	5,825,000	6,337,484
5.19%, 03/14/35 (a)(b)	5,525,000	5,581,521
5.23%, 11/20/35 (a)(b)	4,035,000	4,093,225
5.32%, 06/06/36 (a)(b)	4,100,000	4,151,414
5.09%, 04/23/37 (b)	3,930,000	3,895,141
5.61%, 07/21/39 (a)(b)	2,730,000	2,791,534
Bank of Nova Scotia
2.15%, 08/01/31	3,440,000	3,040,410
2.45%, 02/02/32	4,545,000	4,026,506
4.74%, 11/10/32 (a)(b)	3,410,000	3,387,255
5.65%, 02/01/34	4,495,000	4,661,090
4.81%, 02/02/34 (a)(b)	5,795,000	5,708,655
4.59%, 05/04/37 (a)(b)	6,490,000	6,272,520
Barclays PLC
2.89%, 11/24/32 (a)(b)	6,332,000	5,677,651
5.75%, 08/09/33 (b)	5,165,000	5,304,300
7.44%, 11/02/33 (a)(b)	10,805,000	12,054,922
6.22%, 05/09/34 (a)(b)	10,395,000	10,936,164
7.12%, 06/27/34 (a)(b)	8,190,000	8,970,343
6.69%, 09/13/34 (a)(b)	7,590,000	8,198,642
5.34%, 09/10/35 (a)(b)	10,215,000	10,148,194
5.79%, 02/25/36 (a)(b)	10,795,000	10,999,457
5.21%, 02/24/37 (a)(b)	7,840,000	7,636,003
5.59%, 06/26/37 (a)(b)	9,100,000	9,089,808
BOKF NA
6.11%, 11/06/40 (b)	1,915,000	1,965,211
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (a)	5,285,000	4,960,025
6.09%, 10/03/33 (a)	5,700,000	6,065,028
Capital One Financial Corp.
2.36%, 07/29/32 (a)(b)	5,035,000	4,372,293
2.62%, 11/02/32 (b)	2,910,000	2,577,096
6.70%, 11/29/32 (a)	3,870,000	4,205,761
5.27%, 05/10/33 (a)(b)	5,805,000	5,819,048
5.82%, 02/01/34 (a)(b)	6,669,000	6,853,398
6.38%, 06/08/34 (a)(b)	9,155,000	9,689,652
7.96%, 11/02/34 (a)(b)	5,240,000	6,028,306
6.05%, 02/01/35 (a)(b)	5,320,000	5,528,544
5.88%, 07/26/35 (a)(b)	4,880,000	5,018,885
6.18%, 01/30/36 (a)(b)	9,585,000	9,827,788
5.20%, 09/11/36 (a)(b)	7,685,000	7,497,255
5.40%, 01/30/37 (a)(b)	7,910,000	7,823,860
Citibank NA
5.57%, 04/30/34 (a)	10,655,000	11,045,399
Citigroup, Inc.
6.63%, 06/15/32	5,115,000	5,562,869
2.52%, 11/03/32 (a)(b)	9,330,000	8,269,832
3.06%, 01/25/33 (a)(b)	15,685,000	14,211,551
5.88%, 02/22/33	2,435,000	2,532,181
3.79%, 03/17/33 (a)(b)	15,708,000	14,766,462
4.91%, 05/24/33 (a)(b)	13,110,000	13,048,645
6.00%, 10/31/33	3,535,000	3,694,181
6.27%, 11/17/33 (a)(b)	14,590,000	15,555,712
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.17%, 05/25/34 (a)(b)	16,855,000	17,624,936
5.83%, 02/13/35 (a)(b)	12,885,000	13,156,616
5.45%, 06/11/35 (a)(b)	12,910,000	13,126,113
6.02%, 01/24/36 (a)(b)	15,635,000	16,130,942
5.33%, 03/27/36 (a)(b)	11,990,000	12,082,923
5.17%, 09/11/36 (a)(b)	15,750,000	15,673,455
5.41%, 09/19/39 (a)(b)	5,795,000	5,737,687
Citizens Financial Group, Inc.
5.72%, 07/23/32 (a)(b)	6,590,000	6,772,609
2.64%, 09/30/32 (a)	3,590,000	3,072,430
6.65%, 04/25/35 (a)(b)	3,690,000	3,974,130
5.64%, 05/21/37 (a)(b)	1,965,000	1,977,517
Cooperatieve Rabobank UA
5.12%, 06/09/36	3,180,000	3,167,216
Deutsche Bank AG
3.74%, 01/07/33 (a)(b)	6,520,000	5,986,599
7.08%, 02/10/34 (a)(b)	7,885,000	8,512,331
5.40%, 09/11/35 (a)(b)	6,595,000	6,600,342
Fifth Third Bancorp
4.34%, 04/25/33 (a)(b)	3,070,000	2,961,997
5.14%, 01/29/37 (a)(b)	5,495,000	5,400,156
Fifth Third Bank NA
5.33%, 08/25/33 (a)(b)	2,460,000	2,464,133
First Citizens BancShares, Inc.
6.25%, 03/12/40 (a)(b)	4,000,000	3,942,000
Goldman Sachs Capital I
6.35%, 02/15/34	4,975,000	5,196,437
Goldman Sachs Group, Inc.
2.38%, 07/21/32 (a)(b)	21,345,000	18,871,328
2.65%, 10/21/32 (a)(b)	15,830,000	14,088,700
6.13%, 02/15/33	5,340,000	5,726,723
3.10%, 02/24/33 (a)(b)	21,175,000	19,181,374
5.09%, 04/20/34 (a)(b)	15,680,000	15,615,712
6.56%, 10/24/34 (a)(b)	6,660,000	7,207,652
5.85%, 04/25/35 (a)(b)	13,300,000	13,795,957
5.33%, 07/23/35 (a)(b)	15,905,000	15,965,757
5.02%, 10/23/35 (a)(b)	18,250,000	17,929,530
5.54%, 01/28/36 (a)(b)	15,685,000	15,937,372
6.45%, 05/01/36	3,605,000	3,838,207
4.94%, 10/21/36 (a)(b)	18,285,000	17,757,661
5.07%, 01/21/37 (a)(b)	23,520,000	22,993,387
5.43%, 06/03/37 (a)(b)	13,000,000	13,052,260
5.39%, 02/02/41 (a)(b)	13,170,000	12,865,641
HSBC Bank USA NA
5.88%, 11/01/34	1,745,000	1,817,819
5.63%, 08/15/35	1,875,000	1,928,531
HSBC Holdings PLC
2.87%, 11/22/32 (a)(b)	9,095,000	8,165,309
4.76%, 03/29/33 (a)(b)	10,445,000	10,191,291
5.40%, 08/11/33 (b)	13,240,000	13,414,371
8.11%, 11/03/33 (a)(b)	10,455,000	12,019,800
6.25%, 03/09/34 (a)(b)	12,005,000	12,724,340
5.21%, 05/12/34 (a)(b)	11,700,000	11,664,198
6.55%, 06/20/34 (a)(b)	10,425,000	11,088,760
7.40%, 11/13/34 (a)(b)	10,590,000	11,790,694
5.72%, 03/04/35 (a)(b)	6,535,000	6,715,039
5.87%, 11/18/35 (a)(b)	9,150,000	9,372,986
5.45%, 03/03/36 (a)(b)	11,710,000	11,796,654
6.50%, 05/02/36	9,430,000	10,188,142
5.79%, 05/13/36 (a)(b)	10,485,000	10,811,713
5.74%, 09/10/36 (a)(b)	8,010,000	8,080,328
5.13%, 11/06/36 (a)(b)	11,790,000	11,596,408
5.28%, 03/10/37 (a)(b)	14,570,000	14,403,902
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Huntington Bancshares, Inc.
5.02%, 05/17/33 (a)(b)	1,975,000	1,963,841
5.71%, 02/02/35 (a)(b)	7,065,000	7,232,158
2.49%, 08/15/36 (a)(b)	2,790,000	2,408,858
6.14%, 11/18/39 (a)(b)	3,040,000	3,107,184
5.61%, 01/28/41 (a)(b)	3,930,000	3,853,326
ING Groep NV
4.25%, 03/28/33 (a)(b)	5,315,000	5,131,686
6.11%, 09/11/34 (a)(b)	6,710,000	7,100,925
5.55%, 03/19/35 (a)(b)	7,555,000	7,697,563
5.53%, 03/25/36 (a)(b)	5,530,000	5,617,595
5.42%, 03/23/37 (a)(b)	7,795,000	7,817,294
JPMorgan Chase & Co.
2.55%, 11/08/32 (b)	15,610,000	13,885,251
2.96%, 01/25/33 (a)(b)	18,790,000	17,008,332
4.59%, 04/26/33 (a)(b)	13,200,000	12,994,608
4.91%, 07/25/33 (a)(b)	23,595,000	23,578,248
5.72%, 09/14/33 (a)(b)	18,270,000	18,888,988
5.35%, 06/01/34 (a)(b)	23,845,000	24,255,372
6.25%, 10/23/34 (a)(b)	15,705,000	16,817,856
5.34%, 01/23/35 (a)(b)	15,645,000	15,884,525
5.77%, 04/22/35 (a)(b)	15,730,000	16,367,851
5.29%, 07/22/35 (a)(b)	18,365,000	18,563,526
4.95%, 10/22/35 (a)(b)	15,800,000	15,588,280
5.50%, 01/24/36 (a)(b)	14,465,000	14,794,802
5.57%, 04/22/36 (a)(b)	18,750,000	19,283,625
5.58%, 07/23/36 (a)(b)	20,880,000	21,223,894
4.81%, 10/22/36 (a)(b)	16,135,000	15,679,509
4.90%, 01/22/37 (a)(b)	15,490,000	15,094,850
5.19%, 02/05/37 (a)(b)	15,595,000	15,372,927
5.15%, 04/23/37 (a)(b)	19,450,000	19,310,738
Keybank National Association
4.90%, 08/08/32	3,730,000	3,652,267
5.00%, 01/26/33 (a)	5,240,000	5,189,329
KeyCorp
4.79%, 06/01/33 (a)(b)	3,870,000	3,793,877
6.40%, 03/06/35 (a)(b)	5,240,000	5,572,164
5.31%, 01/28/37 (a)(b)	4,065,000	4,008,822
Lloyds Banking Group PLC
4.98%, 08/11/33 (b)(c)	6,530,000	6,501,921
7.95%, 11/15/33 (a)(b)	5,385,000	6,110,306
5.68%, 01/05/35 (a)(b)	10,405,000	10,698,421
5.59%, 11/26/35 (a)(b)	5,245,000	5,354,463
6.07%, 06/13/36 (a)(b)	6,650,000	6,862,800
4.94%, 11/04/36 (a)(b)	6,385,000	6,199,707
M&T Bank Corp.
5.05%, 01/27/34 (a)(b)	5,385,000	5,342,943
5.39%, 01/16/36 (a)(b)	5,065,000	5,064,797
Mitsubishi UFJ Financial Group, Inc.
2.31%, 07/20/32 (a)(b)	9,600,000	8,464,512
2.49%, 10/13/32 (a)(b)	4,095,000	3,624,771
2.85%, 01/19/33 (a)(b)	5,430,000	4,862,891
4.32%, 04/19/33 (a)(b)	3,400,000	3,277,702
5.13%, 07/20/33 (a)(b)	7,425,000	7,454,477
5.47%, 09/13/33 (a)(b)(c)	3,715,000	3,795,244
5.44%, 02/22/34 (a)(b)	6,545,000	6,679,958
5.41%, 04/19/34 (a)(b)(c)	5,395,000	5,508,295
5.43%, 04/17/35 (a)(b)	8,550,000	8,676,284
5.57%, 01/16/36 (a)(b)	5,960,000	6,093,146
5.62%, 04/24/36 (a)(b)	7,790,000	7,978,752
5.19%, 09/12/36 (a)(b)	5,345,000	5,310,151
5.06%, 01/14/37 (a)(b)	7,755,000	7,611,533
5.33%, 04/21/37 (a)(b)	8,260,000	8,242,324
Mizuho Financial Group, Inc.
2.56%, 09/13/31	5,140,000	4,544,068
2.26%, 07/09/32 (a)(b)	3,245,000	2,855,016
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.67%, 09/13/33 (a)(b)	4,155,000	4,297,766
5.75%, 05/27/34 (a)(b)	4,940,000	5,130,239
5.75%, 07/06/34 (a)(b)	5,740,000	5,951,749
5.58%, 05/26/35 (a)(b)	3,870,000	3,965,821
5.59%, 07/10/35 (a)(b)	3,645,000	3,739,260
5.42%, 05/13/36 (a)(b)	4,830,000	4,881,971
5.32%, 07/08/36 (a)(b)	5,210,000	5,226,776
5.05%, 05/12/37 (a)(b)	3,655,000	3,585,007
Morgan Stanley
7.25%, 04/01/32	4,925,000	5,554,711
2.24%, 07/21/32 (a)(b)	18,300,000	16,056,603
2.51%, 10/20/32 (a)(b)	13,340,000	11,794,828
2.94%, 01/21/33 (a)(b)	13,085,000	11,771,789
4.89%, 07/20/33 (a)(b)	10,685,000	10,605,183
6.34%, 10/18/33 (a)(b)	15,825,000	16,873,881
5.25%, 04/21/34 (a)(b)	17,150,000	17,269,021
5.42%, 07/21/34 (a)(b)	13,270,000	13,476,747
6.63%, 11/01/34 (a)(b)	10,670,000	11,587,193
5.47%, 01/18/35 (a)(b)	12,865,000	13,074,185
5.83%, 04/19/35 (a)(b)	15,945,000	16,554,418
5.32%, 07/19/35 (a)(b)	16,935,000	17,030,683
5.59%, 01/18/36 (a)(b)	15,725,000	16,067,648
5.66%, 04/17/36 (a)(b)	15,615,000	16,024,894
2.48%, 09/16/36 (a)(b)	15,710,000	13,638,637
4.89%, 10/22/36 (a)(b)	15,960,000	15,461,250
5.07%, 01/30/37 (a)(b)	21,225,000	20,767,389
5.30%, 04/10/37 (a)(b)	19,420,000	19,326,590
5.30%, 04/20/37 (a)(b)	10,345,000	10,312,103
5.95%, 01/19/38 (a)(b)	10,420,000	10,742,082
5.94%, 02/07/39 (a)(b)	8,050,000	8,309,935
5.31%, 01/18/41 (a)(b)	7,900,000	7,717,826
NatWest Group PLC
6.02%, 03/02/34 (a)(b)	5,260,000	5,528,891
5.78%, 03/01/35 (a)(b)	7,870,000	8,155,130
Northern Trust Corp.
6.13%, 11/02/32 (a)	4,925,000	5,266,992
5.12%, 11/19/40 (a)(b)	4,225,000	4,135,684
PNC Financial Services Group, Inc.
4.81%, 10/21/32 (a)(b)	7,950,000	7,923,209
4.63%, 06/06/33 (a)(b)	4,539,000	4,416,538
6.04%, 10/28/33 (a)(b)	7,744,000	8,162,950
5.07%, 01/24/34 (a)(b)	7,824,000	7,832,606
5.94%, 08/18/34 (a)(b)	3,955,000	4,158,643
6.88%, 10/20/34 (a)(b)	11,755,000	12,985,513
5.68%, 01/22/35 (a)(b)	7,920,000	8,167,262
5.40%, 07/23/35 (a)(b)	7,775,000	7,878,563
5.58%, 01/29/36 (a)(b)	9,130,000	9,353,685
5.37%, 07/21/36 (a)(b)	7,890,000	7,974,581
5.42%, 01/25/41 (a)(b)	7,775,000	7,647,801
Regions Financial Corp.
5.50%, 09/06/35 (a)(b)	5,275,000	5,342,256
Royal Bank of Canada
2.30%, 11/03/31	7,680,000	6,850,714
3.88%, 05/04/32	5,185,000	4,959,815
5.00%, 02/01/33	9,090,000	9,160,175
5.00%, 05/02/33	4,710,000	4,749,800
5.15%, 02/01/34	6,550,000	6,678,446
Santander Holdings USA, Inc.
6.34%, 05/31/35 (a)(b)(c)	3,830,000	4,036,054
5.70%, 06/05/37 (a)(b)	3,900,000	3,899,883
Santander U.K. Group Holdings PLC
5.14%, 09/22/36 (a)(b)	5,265,000	5,121,213
State Street Corp.
4.68%, 10/22/32 (a)(b)	4,440,000	4,412,694
2.62%, 02/07/33 (a)(b)	2,790,000	2,489,350
4.42%, 05/13/33 (a)(b)	2,590,000	2,531,751
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.16%, 08/04/33 (b)	4,050,000	3,896,465
4.82%, 01/26/34 (a)(b)	3,900,000	3,871,140
5.16%, 05/18/34 (a)(b)	5,230,000	5,288,105
6.12%, 11/21/34 (a)(b)	2,640,000	2,786,863
5.15%, 02/28/36 (a)(b)	3,880,000	3,888,264
4.78%, 10/23/36 (a)(b)	5,165,000	5,017,694
5.09%, 04/24/37 (a)(b)	3,510,000	3,480,656
Sumitomo Mitsui Financial Group, Inc.
5.42%, 07/09/31	4,815,000	4,921,363
2.22%, 09/17/31	5,255,000	4,601,383
5.45%, 01/15/32	3,085,000	3,154,443
5.77%, 01/13/33	9,325,000	9,705,087
4.95%, 07/08/33 (a)(b)	3,605,000	3,581,099
5.78%, 07/13/33	3,530,000	3,668,623
5.81%, 09/14/33	4,745,000	4,952,689
5.56%, 07/09/34	7,200,000	7,384,392
5.63%, 01/15/35	5,275,000	5,439,791
5.25%, 07/08/36 (a)(b)	3,570,000	3,576,176
5.05%, 01/15/37 (a)(b)	6,145,000	6,036,848
5.33%, 03/03/41 (a)(b)	6,625,000	6,463,549
Synchrony Financial
2.88%, 10/28/31 (a)	3,855,000	3,400,688
6.00%, 07/29/36 (a)(b)	2,720,000	2,733,382
Toronto-Dominion Bank
2.00%, 09/10/31	4,695,000	4,154,324
2.45%, 01/12/32	3,360,000	2,982,134
5.30%, 01/30/32	3,970,000	4,057,816
3.20%, 03/10/32	7,870,000	7,241,895
4.46%, 06/08/32	10,435,000	10,258,649
4.87%, 04/22/33	6,440,000	6,395,564
4.93%, 10/15/35	6,535,000	6,422,729
Truist Financial Corp.
5.15%, 08/05/32 (a)(b)	5,210,000	5,250,638
4.92%, 07/28/33 (b)	5,105,000	5,007,750
6.12%, 10/28/33 (a)(b)	3,830,000	4,043,408
5.12%, 01/26/34 (a)(b)	8,015,000	8,007,867
5.87%, 06/08/34 (a)(b)	9,260,000	9,634,104
5.71%, 01/24/35 (a)(b)	10,540,000	10,858,413
4.96%, 10/23/36 (a)(b)	6,575,000	6,394,779
5.28%, 04/23/37 (a)(b)	5,220,000	5,170,149
U.S. Bancorp
2.68%, 01/27/33 (a)(b)	4,424,000	3,938,112
4.97%, 07/22/33 (a)(b)	6,830,000	6,772,696
5.85%, 10/21/33 (a)(b)	7,885,000	8,223,897
4.84%, 02/01/34 (a)(b)	10,520,000	10,382,714
5.84%, 06/12/34 (a)(b)	9,076,000	9,460,822
5.68%, 01/23/35 (a)(b)	10,750,000	11,101,418
5.42%, 02/12/36 (a)(b)	5,990,000	6,100,396
2.49%, 11/03/36 (a)(b)	6,799,000	5,922,065
5.03%, 01/26/37 (a)(b)	5,395,000	5,322,707
5.72%, 05/20/41 (a)(b)	6,585,000	6,625,629
UBS Americas, Inc.
7.13%, 07/15/32	3,905,000	4,350,600
Wachovia Corp.
5.50%, 08/01/35	4,305,000	4,355,541
Wells Fargo & Co.
3.35%, 03/02/33 (a)(b)	21,060,000	19,362,143
4.90%, 07/25/33 (a)(b)	22,165,000	22,009,845
5.39%, 04/24/34 (a)(b)	19,945,000	20,257,339
5.56%, 07/25/34 (a)(b)	22,090,000	22,635,844
6.49%, 10/23/34 (a)(b)	16,925,000	18,279,677
5.50%, 01/23/35 (a)(b)	15,650,000	15,962,218
5.38%, 02/07/35	2,295,000	2,362,358
5.21%, 12/03/35 (a)(b)	13,275,000	13,257,610
5.61%, 04/23/36 (a)(b)	16,260,000	16,675,280
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.89%, 09/15/36 (a)(b)	9,130,000	8,912,432
4.96%, 01/23/37 (a)(b)	18,165,000	17,734,126
Westpac Banking Corp.
5.41%, 08/10/33 (b)	5,310,000	5,372,446
6.82%, 11/17/33 (c)	3,740,000	4,078,507
5.62%, 11/20/35 (a)(b)	7,825,000	7,891,356
3.02%, 11/18/36 (b)	6,655,000	5,947,973
Zions Bancorp NA
6.82%, 11/19/35 (b)	2,600,000	2,736,994
		2,896,584,114
Brokerage/Asset Managers/Exchanges 2.0%
Affiliated Managers Group, Inc.
5.50%, 08/20/34 (a)	2,090,000	2,095,936
5.50%, 02/15/36 (a)	2,250,000	2,227,725
Ameriprise Financial, Inc.
4.50%, 05/13/32 (a)	2,635,000	2,597,372
5.15%, 05/15/33 (a)	3,960,000	4,009,936
5.20%, 04/15/35 (a)	4,015,000	4,006,006
5.35%, 06/15/36	2,540,000	2,532,278
Apollo Global Management, Inc.
6.38%, 11/15/33 (a)	2,765,000	2,945,223
5.15%, 08/12/35 (a)	4,360,000	4,240,144
5.70%, 03/30/36 (a)	3,950,000	3,966,669
6.00%, 12/15/54 (a)(b)	2,510,000	2,437,210
BlackRock Funding, Inc.
5.00%, 03/14/34 (a)	5,210,000	5,259,130
4.90%, 01/08/35 (a)	2,600,000	2,601,872
Blackrock, Inc.
2.10%, 02/25/32 (a)	5,245,000	4,593,676
4.75%, 05/25/33 (a)	6,570,000	6,587,213
Blackstone Reg Finance Co. LLC
5.00%, 12/06/34 (a)	3,895,000	3,836,848
4.95%, 02/15/36 (a)	3,190,000	3,098,000
Blue Owl Finance LLC
4.38%, 02/15/32 (a)	1,915,000	1,760,996
6.25%, 04/18/34 (a)	5,340,000	5,230,370
Brookfield Asset Management Ltd.
5.80%, 04/24/35 (a)	3,945,000	4,024,255
5.30%, 01/15/36 (a)	4,375,000	4,268,425
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	2,705,000	2,837,491
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	3,070,000	2,696,074
Brookfield Finance, Inc.
6.35%, 01/05/34 (a)	3,800,000	4,028,836
5.68%, 01/15/35 (a)	2,235,000	2,270,313
5.33%, 01/15/36 (a)	3,780,000	3,721,372
Carlyle Group, Inc.
5.05%, 09/19/35 (a)	4,175,000	4,000,402
Cboe Global Markets, Inc.
3.00%, 03/16/32 (a)	1,665,000	1,516,332
Charles Schwab Corp.
1.95%, 12/01/31 (a)(d)	4,440,000	3,864,709
2.90%, 03/03/32 (a)(d)	5,220,000	4,736,732
5.85%, 05/19/34 (a)(b)(d)	6,775,000	7,079,740
6.14%, 08/24/34 (a)(b)(d)	7,040,000	7,483,168
4.91%, 11/14/36 (a)(b)(d)	5,205,000	5,092,832
5.49%, 05/21/37 (a)(b)(d)	6,500,000	6,591,910
CME Group, Inc.
2.65%, 03/15/32 (a)	3,925,000	3,546,002
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Intercontinental Exchange, Inc.
1.85%, 09/15/32 (a)	7,930,000	6,689,034
4.60%, 03/15/33 (a)	7,735,000	7,605,516
Janus Henderson U.S. Holdings, Inc.
5.45%, 09/10/34 (a)	2,010,000	2,029,135
Jefferies Financial Group, Inc.
2.63%, 10/15/31 (a)	4,965,000	4,326,104
2.75%, 10/15/32 (a)	3,195,000	2,731,565
6.20%, 04/14/34 (a)	7,870,000	8,057,463
6.25%, 01/15/36	2,695,000	2,758,063
5.50%, 02/15/36 (a)	7,590,000	7,326,475
KKR & Co., Inc.
5.10%, 08/07/35 (a)	4,610,000	4,462,664
Lazard Group LLC
5.63%, 08/01/35 (a)	1,590,000	1,597,505
LPL Holdings, Inc.
6.00%, 05/20/34 (a)	2,770,000	2,835,261
5.65%, 03/15/35 (a)	2,590,000	2,576,921
5.75%, 06/15/35	2,535,000	2,540,983
Nasdaq, Inc.
5.55%, 02/15/34 (a)	5,920,000	6,084,043
Nomura Holdings, Inc.
2.61%, 07/14/31	5,390,000	4,813,809
5.17%, 07/14/31	3,720,000	3,730,862
3.00%, 01/22/32	4,170,000	3,755,836
6.18%, 01/18/33	3,790,000	4,009,138
6.09%, 07/12/33	3,325,000	3,505,215
5.78%, 07/03/34	5,150,000	5,313,410
5.49%, 06/29/35 (c)	2,440,000	2,478,454
Raymond James Financial, Inc.
4.90%, 09/11/35 (a)	3,380,000	3,296,852
TPG Operating Group II LP
5.88%, 03/05/34 (a)	3,280,000	3,330,742
5.38%, 01/15/36 (a)	2,465,000	2,399,406
		230,039,653
Finance Companies 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.38%, 12/15/31 (a)	3,820,000	3,887,347
3.30%, 01/30/32 (a)	21,065,000	19,287,746
4.75%, 01/15/33 (a)	4,685,000	4,580,712
3.40%, 10/29/33 (a)	8,030,000	7,147,503
5.30%, 01/19/34 (a)	3,565,000	3,567,495
4.95%, 09/10/34 (a)	5,730,000	5,590,417
5.00%, 11/15/35 (a)	2,945,000	2,866,928
Apollo Debt Solutions BDC
6.70%, 07/29/31 (a)	5,440,000	5,548,147
6.55%, 03/15/32 (a)(e)	1,610,000	1,625,440
6.55%, 03/15/32 (a)	2,570,000	2,594,646
ARES Capital Corp.
3.20%, 11/15/31	3,860,000	3,387,806
5.80%, 03/08/32 (a)(c)	5,050,000	5,005,408
ARES Strategic Income Fund
6.20%, 03/21/32 (a)	4,105,000	4,063,457
Blackstone Private Credit Fund
6.00%, 01/29/32 (a)	5,200,000	5,121,428
6.00%, 11/22/34 (a)(c)	4,300,000	4,140,255
Blue Owl Capital Corp.
6.30%, 08/15/31 (a)	2,165,000	2,152,768
Blue Owl Credit Income Corp.
6.55%, 10/15/31 (e)	2,640,000	2,628,648
GATX Corp.
3.50%, 06/01/32 (a)	2,655,000	2,459,433
4.90%, 03/15/33	1,790,000	1,779,081
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.45%, 09/15/33 (a)	1,935,000	1,978,073
6.05%, 03/15/34 (a)	2,545,000	2,668,051
6.90%, 05/01/34 (a)	1,980,000	2,188,732
5.50%, 06/15/35 (a)	3,815,000	3,861,581
HPS Corporate Lending Fund
6.30%, 08/19/31 (a)(e)	3,160,000	3,150,710
5.95%, 04/14/32 (a)	2,580,000	2,527,961
Sixth Street Specialty Lending, Inc.
5.65%, 08/15/31 (a)	1,560,000	1,531,514
Sumisho Air Lease Corp.
5.20%, 07/15/31 (a)	3,425,000	3,441,235
2.88%, 01/15/32 (a)	3,685,000	3,292,290
5.50%, 03/24/36 (a)(e)	2,480,000	2,471,618
T Rowe Price Oha Select Private Credit Fund
6.50%, 07/02/31 (e)	2,090,000	2,066,195
		116,612,625
Financial Other 0.2%
HA Sustainable Infrastructure Capital, Inc.
5.95%, 07/15/33 (a)(e)	5,310,000	5,334,107
6.38%, 07/01/34 (a)	5,220,000	5,329,829
6.75%, 07/15/35 (a)	2,045,000	2,128,641
6.00%, 03/15/36 (a)	2,345,000	2,315,687
J Paul Getty Trust
4.91%, 04/01/35 (a)	2,550,000	2,563,387
ORIX Corp.
4.00%, 04/13/32	2,415,000	2,306,325
5.20%, 09/13/32	2,435,000	2,471,842
5.40%, 02/25/35	2,685,000	2,719,610
		25,169,428
Insurance 4.4%
AEGON Funding Co. LLC
5.63%, 05/07/36 (a)	2,635,000	2,623,617
Aetna, Inc.
6.63%, 06/15/36	4,150,000	4,523,375
Aflac, Inc.
5.15%, 05/14/36 (a)	2,620,000	2,624,375
Allstate Corp.
5.25%, 03/30/33 (a)	3,875,000	3,943,588
5.35%, 06/01/33	1,605,000	1,639,395
5.55%, 05/09/35	3,040,000	3,132,234
5.95%, 04/01/36	1,915,000	2,021,991
American Financial Group, Inc.
5.00%, 09/23/35 (a)	1,705,000	1,648,769
American International Group, Inc.
5.13%, 03/27/33 (a)	4,040,000	4,072,199
3.88%, 01/15/35	2,690,000	2,473,052
5.45%, 05/07/35 (a)	3,190,000	3,255,108
American National Group, Inc.
6.00%, 07/15/35 (a)	3,675,000	3,663,424
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (a)	1,955,000	1,706,676
2.60%, 12/02/31 (a)	2,750,000	2,452,533
5.00%, 09/12/32 (a)(c)	2,505,000	2,517,450
5.35%, 02/28/33 (a)	4,455,000	4,549,847
Aon North America, Inc.
5.45%, 03/01/34 (a)	8,670,000	8,850,596
Arch Capital Group Ltd.
7.35%, 05/01/34	1,505,000	1,718,439
5.25%, 06/15/36	3,340,000	3,335,658
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Arthur J Gallagher & Co.
2.40%, 11/09/31	2,225,000	1,964,542
5.00%, 02/15/32 (a)	2,605,000	2,612,007
5.50%, 03/02/33 (a)	1,890,000	1,934,453
6.50%, 02/15/34 (a)	2,020,000	2,179,620
5.45%, 07/15/34 (a)	2,505,000	2,542,500
5.15%, 02/15/35 (a)	8,105,000	8,051,021
Assurant, Inc.
2.65%, 01/15/32 (a)	1,725,000	1,514,429
5.55%, 02/15/36 (a)	1,685,000	1,679,001
Athene Holding Ltd.
6.65%, 02/01/33 (a)	2,145,000	2,272,520
5.88%, 01/15/34 (a)	3,140,000	3,175,984
6.63%, 10/15/54 (a)(b)	3,060,000	2,941,853
6.88%, 06/28/55 (a)(b)	3,175,000	3,051,016
Berkshire Hathaway Finance Corp.
2.88%, 03/15/32 (a)	5,225,000	4,830,408
Brown & Brown, Inc.
4.20%, 03/17/32 (a)	2,960,000	2,812,474
5.25%, 06/23/32 (a)	2,575,000	2,577,446
5.65%, 06/11/34 (a)	3,045,000	3,085,042
5.55%, 06/23/35 (a)	5,680,000	5,672,957
Chubb INA Holdings LLC
5.00%, 03/15/34 (a)	8,390,000	8,412,905
4.90%, 08/15/35 (a)	6,645,000	6,552,302
6.70%, 05/15/36	1,605,000	1,793,700
5.30%, 05/20/36 (a)	5,250,000	5,307,802
Cincinnati Financial Corp.
6.13%, 11/01/34	1,825,000	1,917,217
CNA Financial Corp.
5.50%, 06/15/33 (a)	2,580,000	2,619,293
5.13%, 02/15/34	2,690,000	2,663,019
5.20%, 08/15/35 (a)	2,460,000	2,418,180
CNO Financial Group, Inc.
6.45%, 06/15/34 (a)	3,715,000	3,872,925
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	7,885,000	7,401,492
6.05%, 09/15/33 (a)	2,595,000	2,714,448
5.75%, 01/15/34 (a)	4,210,000	4,327,417
6.38%, 09/15/54 (a)(b)	3,655,000	3,651,528
Elevance Health, Inc.
4.95%, 11/01/31 (a)	3,890,000	3,903,693
4.10%, 05/15/32 (a)	3,420,000	3,282,755
4.60%, 09/15/32 (a)	3,735,000	3,667,098
5.50%, 10/15/32 (a)	3,305,000	3,395,227
4.75%, 02/15/33 (a)	5,265,000	5,191,079
5.38%, 06/15/34 (a)	5,250,000	5,332,845
5.95%, 12/15/34	1,825,000	1,921,214
5.20%, 02/15/35 (a)	6,265,000	6,279,409
5.00%, 01/15/36 (a)	5,180,000	5,082,771
5.85%, 01/15/36	2,125,000	2,213,613
Enstar Group Ltd.
3.10%, 09/01/31 (a)	2,395,000	2,135,214
Equitable Holdings, Inc.
5.59%, 01/11/33 (a)	2,570,000	2,625,384
6.70%, 03/28/55 (a)(b)	2,565,000	2,641,360
F&G Annuities & Life, Inc.
6.25%, 10/04/34 (a)(c)	2,585,000	2,534,618
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32 (a)	3,725,000	3,822,074
6.00%, 12/07/33 (a)	4,195,000	4,382,768
5.75%, 05/20/35 (a)	2,675,000	2,739,976
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
First American Financial Corp.
2.40%, 08/15/31 (a)	3,270,000	2,848,039
5.45%, 09/30/34 (a)	2,610,000	2,575,339
Globe Life, Inc.
4.80%, 06/15/32 (a)	2,030,000	2,002,433
5.85%, 09/15/34 (a)	2,395,000	2,475,137
Hanover Insurance Group, Inc.
5.50%, 09/01/35 (a)	2,785,000	2,805,136
Humana, Inc.
2.15%, 02/03/32 (a)	3,895,000	3,385,962
5.88%, 03/01/33 (a)	3,705,000	3,822,782
5.95%, 03/15/34 (a)	4,380,000	4,535,183
5.55%, 05/01/35 (a)	4,315,000	4,322,120
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	2,625,000	2,349,874
5.67%, 06/08/32 (a)	1,810,000	1,825,077
Kemper Corp.
3.80%, 02/23/32 (a)	2,250,000	2,031,435
Lincoln National Corp.
3.40%, 03/01/32 (a)	1,475,000	1,345,893
5.85%, 03/15/34 (a)	1,980,000	2,027,124
5.35%, 11/15/35 (a)	2,610,000	2,553,128
Loews Corp.
6.00%, 02/01/35	1,535,000	1,618,182
4.94%, 04/01/36	2,740,000	2,684,542
Manulife Financial Corp.
3.70%, 03/16/32 (a)	3,655,000	3,472,031
4.99%, 12/11/35 (a)	5,465,000	5,380,566
Marsh & McLennan Cos., Inc.
4.85%, 11/15/31 (a)	5,180,000	5,194,504
2.38%, 12/15/31 (a)	2,080,000	1,841,819
5.75%, 11/01/32 (a)	2,755,000	2,885,780
5.88%, 08/01/33	1,560,000	1,653,101
5.40%, 09/15/33 (a)	3,140,000	3,229,710
5.15%, 03/15/34 (a)	2,465,000	2,487,037
5.00%, 03/15/35 (a)	10,545,000	10,447,775
4.95%, 03/15/36	3,055,000	3,005,356
Mercury General Corp.
6.25%, 06/15/36 (a)	3,030,000	3,085,237
MetLife, Inc.
6.50%, 12/15/32	3,015,000	3,287,285
5.38%, 07/15/33 (a)	5,405,000	5,576,068
6.38%, 06/15/34	4,050,000	4,400,163
5.30%, 12/15/34 (a)	3,725,000	3,795,663
5.70%, 06/15/35	5,380,000	5,597,137
6.35%, 03/15/55 (a)(b)	5,325,000	5,460,787
5.85%, 03/15/56 (a)(b)	5,145,000	5,078,424
Old Republic International Corp.
5.75%, 03/28/34 (a)	2,150,000	2,186,787
5.70%, 06/01/36 (a)	3,600,000	3,615,048
Primerica, Inc.
2.80%, 11/19/31 (a)	3,130,000	2,819,348
Principal Financial Group, Inc.
5.38%, 03/15/33	2,045,000	2,088,109
Progressive Corp.
3.00%, 03/15/32 (a)	2,850,000	2,603,361
6.25%, 12/01/32	1,980,000	2,140,776
4.95%, 06/15/33 (a)	2,500,000	2,521,700
5.15%, 03/26/36 (a)	5,265,000	5,268,791
Prudential Financial, Inc.
5.75%, 07/15/33	1,910,000	2,015,222
5.20%, 03/14/35 (a)	3,960,000	3,972,632
5.13%, 03/01/52 (a)(b)	5,170,000	5,063,963
6.00%, 09/01/52 (b)	6,415,000	6,523,606
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.75%, 03/01/53 (a)(b)	2,560,000	2,693,888
6.50%, 03/15/54 (a)(b)	5,190,000	5,365,266
6.25%, 06/15/56 (a)(b)	4,140,000	4,152,420
Prudential Funding Asia PLC
3.63%, 03/24/32 (a)	1,775,000	1,664,364
Reinsurance Group of America, Inc.
6.00%, 09/15/33 (a)	2,020,000	2,108,133
5.75%, 09/15/34 (a)	3,455,000	3,538,127
6.65%, 09/15/55 (a)(b)	3,735,000	3,793,154
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	4,010,000	4,114,420
5.80%, 04/01/35 (a)	2,580,000	2,638,798
RLI Corp.
5.38%, 06/01/36	1,550,000	1,506,693
Selective Insurance Group, Inc.
5.90%, 04/15/35 (a)	2,045,000	2,120,481
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	2,165,000	1,925,313
Travelers Cos., Inc.
5.05%, 07/24/35 (a)	2,480,000	2,476,528
6.75%, 06/20/36	2,200,000	2,471,568
Travelers Property Casualty Corp.
6.38%, 03/15/33	2,790,000	3,062,555
UnitedHealth Group, Inc.
4.95%, 01/15/32 (a)	7,865,000	7,922,100
4.20%, 05/15/32 (a)	8,035,000	7,810,984
5.35%, 02/15/33 (a)	10,450,000	10,730,582
4.50%, 04/15/33 (a)	7,935,000	7,763,366
5.00%, 04/15/34 (a)	6,355,000	6,353,157
5.15%, 07/15/34 (a)	10,445,000	10,544,959
5.30%, 06/15/35 (a)(c)	5,090,000	5,184,521
4.63%, 07/15/35	5,440,000	5,266,192
5.80%, 03/15/36	4,480,000	4,714,886
Unum Group
5.25%, 12/15/35 (a)	1,570,000	1,546,905
Voya Financial, Inc.
5.00%, 09/20/34	2,125,000	2,089,576
5.05%, 03/02/36	2,025,000	1,968,746
Willis North America, Inc.
5.35%, 05/15/33 (a)	4,018,000	4,071,359
5.15%, 03/15/36 (a)	1,480,000	1,451,540
		511,408,678
REITs 3.7%
Agree LP
4.80%, 10/01/32	1,560,000	1,541,530
2.60%, 06/15/33 (a)	1,605,000	1,370,702
5.63%, 06/15/34 (a)	2,420,000	2,487,276
5.60%, 06/15/35 (a)	2,185,000	2,240,674
Alexandria Real Estate Equities, Inc.
3.38%, 08/15/31 (a)	4,020,000	3,703,747
2.00%, 05/18/32 (a)	4,418,000	3,725,390
1.88%, 02/01/33 (a)	5,225,000	4,263,391
2.95%, 03/15/34 (a)	3,977,000	3,376,592
4.75%, 04/15/35 (a)	3,125,000	2,972,812
5.50%, 10/01/35 (a)	2,670,000	2,672,163
5.25%, 03/15/36 (a)	3,950,000	3,882,336
5.25%, 05/15/36 (a)	2,050,000	2,005,269
American Assets Trust LP
6.15%, 10/01/34 (a)	2,740,000	2,786,744
American Homes 4 Rent LP
2.38%, 07/15/31 (a)	2,295,000	2,030,616
3.63%, 04/15/32 (a)	3,400,000	3,159,348
5.50%, 02/01/34 (a)	3,065,000	3,107,021
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 07/15/34 (a)	2,490,000	2,520,278
5.25%, 03/15/35	2,675,000	2,666,172
Americold Realty Operating Partnership LP
5.60%, 05/15/32	1,945,000	1,951,243
5.41%, 09/12/34 (a)	2,805,000	2,727,133
AvalonBay Communities, Inc.
2.05%, 01/15/32 (a)	3,445,000	3,012,411
5.00%, 02/15/33	1,810,000	1,826,743
5.30%, 12/07/33 (a)	2,145,000	2,201,585
5.35%, 06/01/34 (a)	2,215,000	2,266,078
5.00%, 08/01/35 (a)	2,085,000	2,075,346
Boston Properties LP
2.55%, 04/01/32 (a)	4,390,000	3,824,480
2.45%, 10/01/33 (a)	4,455,000	3,665,351
6.50%, 01/15/34 (a)	3,720,000	3,946,139
5.75%, 01/15/35 (a)	4,495,000	4,543,186
Brixmor Operating Partnership LP
2.50%, 08/16/31 (a)	2,520,000	2,246,404
5.20%, 04/01/32 (a)	2,100,000	2,112,873
4.85%, 02/15/33 (a)	2,095,000	2,063,470
5.50%, 02/15/34 (a)	2,140,000	2,183,014
5.75%, 02/15/35 (a)	2,085,000	2,159,393
5.38%, 06/15/36 (a)	2,250,000	2,247,277
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	1,810,000	1,602,827
5.00%, 11/01/32 (a)	2,025,000	1,997,258
Camden Property Trust
4.90%, 01/15/34 (a)	2,140,000	2,131,376
4.90%, 02/28/36 (a)	3,120,000	3,046,462
COPT Defense Properties LP
2.90%, 12/01/33	2,435,000	2,080,464
Cousins Properties LP
5.38%, 02/15/32 (a)	2,205,000	2,237,259
4.88%, 03/01/33	2,470,000	2,405,113
5.88%, 10/01/34 (a)	2,440,000	2,500,146
CubeSmart LP
2.50%, 02/15/32 (a)	2,405,000	2,120,994
5.13%, 11/01/35 (a)	2,560,000	2,535,552
DOC Dr. LLC
2.63%, 11/01/31 (a)	2,620,000	2,337,433
EPR Properties
3.60%, 11/15/31	2,015,000	1,846,465
ERP Operating LP
1.85%, 08/01/31	2,613,000	2,283,553
4.95%, 06/15/32 (a)	2,600,000	2,614,352
4.65%, 09/15/34 (a)	3,120,000	3,040,908
Essential Properties LP
2.95%, 07/15/31 (a)	2,385,000	2,156,422
5.40%, 12/01/35 (a)	2,035,000	2,018,476
Essex Portfolio LP
2.65%, 03/15/32 (a)	3,195,000	2,835,786
5.50%, 04/01/34 (a)	3,375,000	3,444,187
5.38%, 04/01/35 (a)	1,860,000	1,883,901
4.88%, 02/15/36 (a)	1,735,000	1,678,075
Extra Space Storage LP
2.40%, 10/15/31	2,905,000	2,566,074
4.90%, 02/01/32 (f)	3,070,000	3,059,316
2.35%, 03/15/32 (a)	3,200,000	2,785,056
4.95%, 01/15/33 (a)	4,070,000	4,031,376
5.40%, 02/01/34 (a)	3,525,000	3,563,916
5.35%, 01/15/35	1,940,000	1,949,021
5.40%, 06/15/35 (a)	2,530,000	2,551,151
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Healthpeak OP LLC
5.25%, 12/15/32 (a)	3,790,000	3,825,740
4.75%, 01/15/33 (a)	2,415,000	2,366,845
5.38%, 02/15/35 (a)	2,910,000	2,930,574
Highwoods Realty LP
5.35%, 01/15/33 (a)	1,770,000	1,760,300
7.65%, 02/01/34 (a)	1,875,000	2,095,181
Host Hotels & Resorts LP
2.90%, 12/15/31	2,260,000	2,023,875
5.70%, 06/15/32 (a)	2,410,000	2,481,215
5.70%, 07/01/34 (a)	3,500,000	3,578,050
5.50%, 04/15/35 (a)	3,570,000	3,585,065
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (a)	3,385,000	2,924,742
4.15%, 04/15/32 (a)	2,900,000	2,762,859
4.95%, 01/15/33 (a)	3,470,000	3,421,420
5.50%, 08/15/33 (a)	1,910,000	1,945,488
2.70%, 01/15/34	2,070,000	1,739,669
4.88%, 02/01/35 (a)	2,560,000	2,478,618
Kilroy Realty LP
2.50%, 11/15/32 (a)	2,084,000	1,729,282
2.65%, 11/15/33 (a)	2,280,000	1,854,164
5.88%, 10/15/35 (a)	2,020,000	1,996,406
6.25%, 01/15/36 (a)	2,445,000	2,481,333
Kimco Realty OP LLC
2.25%, 12/01/31 (a)	2,505,000	2,213,468
3.20%, 04/01/32 (a)	2,945,000	2,707,751
4.60%, 02/01/33	3,395,000	3,342,887
6.40%, 03/01/34 (a)	2,755,000	2,981,378
4.85%, 03/01/35 (a)	2,840,000	2,783,711
5.30%, 02/01/36 (a)	2,500,000	2,527,900
Kite Realty Group LP
4.95%, 12/15/31 (a)	1,875,000	1,869,056
5.20%, 08/15/32 (a)	1,570,000	1,583,424
5.50%, 03/01/34 (a)	1,840,000	1,868,281
LXP Industrial Trust
2.38%, 10/01/31	2,175,000	1,902,190
Mid-America Apartments LP
5.30%, 02/15/32 (a)	1,970,000	2,014,621
4.65%, 01/15/33 (a)	3,220,000	3,166,773
5.00%, 03/15/34 (a)	1,955,000	1,944,893
4.95%, 03/01/35 (a)	1,930,000	1,909,658
National Health Investors, Inc.
5.35%, 02/01/33 (a)	2,055,000	2,033,423
NNN REIT, Inc.
5.60%, 10/15/33 (a)	2,655,000	2,731,411
5.50%, 06/15/34 (a)	2,685,000	2,736,391
Omega Healthcare Investors, Inc.
3.25%, 04/15/33	3,540,000	3,144,865
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	1,795,000	1,598,932
5.25%, 08/15/32 (a)	1,795,000	1,815,427
4.75%, 03/15/33	1,710,000	1,676,826
5.75%, 07/15/34	2,185,000	2,259,552
4.95%, 01/15/35 (a)	1,675,000	1,639,926
Piedmont Operating Partnership LP
2.75%, 04/01/32 (a)	1,445,000	1,237,787
5.63%, 01/15/33 (a)	2,115,000	2,107,851
Prologis LP
2.25%, 01/15/32 (a)	2,375,000	2,089,739
4.63%, 01/15/33 (a)	3,425,000	3,387,051
4.75%, 06/15/33 (a)	3,840,000	3,807,322
5.13%, 01/15/34 (a)	4,235,000	4,270,150
5.00%, 03/15/34 (a)	4,270,000	4,260,990
5.00%, 01/31/35 (a)	3,545,000	3,525,786
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 05/15/35 (a)	3,975,000	4,018,725
4.90%, 06/15/36	4,080,000	3,997,339
Public Storage Operating Co.
2.25%, 11/09/31	2,600,000	2,305,238
5.10%, 08/01/33 (a)	3,745,000	3,792,749
5.00%, 07/01/35	2,435,000	2,426,380
5.00%, 12/15/35 (c)	2,480,000	2,455,448
Realty Income Corp.
2.70%, 02/15/32	1,760,000	1,572,666
5.63%, 10/13/32 (a)	3,885,000	4,033,562
2.85%, 12/15/32	3,630,000	3,228,050
4.50%, 02/01/33	2,030,000	1,976,428
1.80%, 03/15/33	2,130,000	1,766,068
4.75%, 04/15/33	4,215,000	4,161,090
4.90%, 07/15/33 (a)	3,300,000	3,282,576
5.13%, 02/15/34 (a)	4,385,000	4,403,768
5.13%, 04/15/35	2,990,000	2,990,478
Regency Centers LP
5.00%, 07/15/32 (a)	2,145,000	2,158,514
4.50%, 03/15/33	2,445,000	2,378,814
5.25%, 01/15/34 (a)	2,015,000	2,043,250
5.10%, 01/15/35 (a)	1,625,000	1,625,293
Rexford Industrial Realty LP
2.15%, 09/01/31 (a)	2,025,000	1,761,872
Sabra Health Care LP
3.20%, 12/01/31 (a)	4,060,000	3,683,638
Safehold GL Holdings LLC
2.85%, 01/15/32	1,875,000	1,673,963
6.10%, 04/01/34 (a)	1,655,000	1,733,910
5.65%, 01/15/35	1,980,000	2,004,750
Simon Property Group LP
2.25%, 01/15/32 (a)	3,620,000	3,171,627
2.65%, 02/01/32 (a)	3,720,000	3,324,862
5.50%, 03/08/33 (a)	3,415,000	3,530,393
6.25%, 01/15/34 (a)	2,615,000	2,807,281
4.75%, 09/26/34 (a)	5,175,000	5,057,320
5.13%, 10/01/35 (a)	4,200,000	4,208,820
Store Capital LLC
2.70%, 12/01/31 (a)	1,940,000	1,707,666
Sun Communities Operating LP
2.70%, 07/15/31 (a)	3,960,000	3,562,852
4.20%, 04/15/32 (a)	3,095,000	2,960,956
Tanger Properties LP
2.75%, 09/01/31 (a)	2,010,000	1,809,221
UDR, Inc.
3.00%, 08/15/31 (a)	2,885,000	2,649,209
2.10%, 08/01/32 (a)	1,990,000	1,691,182
1.90%, 03/15/33 (a)	1,715,000	1,417,242
2.10%, 06/15/33	1,945,000	1,617,812
5.13%, 09/01/34 (a)	1,450,000	1,444,896
3.10%, 11/01/34	1,890,000	1,626,024
Ventas Realty LP
2.50%, 09/01/31 (a)	2,460,000	2,188,982
5.10%, 07/15/32 (a)	2,815,000	2,835,549
5.63%, 07/01/34 (a)	2,655,000	2,727,959
5.00%, 01/15/35 (a)	2,810,000	2,769,873
5.00%, 02/15/36 (a)(c)	2,615,000	2,567,276
Welltower OP LLC
2.75%, 01/15/32 (a)	2,415,000	2,178,813
3.85%, 06/15/32 (a)	2,970,000	2,824,351
5.13%, 07/01/35 (a)	6,720,000	6,747,216
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WP Carey, Inc.
2.45%, 02/01/32 (a)	1,810,000	1,584,456
2.25%, 04/01/33 (a)	2,320,000	1,947,710
5.38%, 06/30/34	2,110,000	2,132,661
		428,554,130
		4,208,368,628

Industrial 52.1%
Basic Industry 2.4%
Air Products & Chemicals, Inc.
4.90%, 10/11/32 (a)	2,490,000	2,513,655
4.80%, 03/03/33 (a)	3,015,000	3,032,879
4.85%, 02/08/34 (a)	6,140,000	6,124,343
Albemarle Corp.
5.05%, 06/01/32 (a)	2,105,000	2,098,054
ArcelorMittal SA
6.80%, 11/29/32 (a)	5,340,000	5,864,548
6.00%, 06/17/34 (a)	2,625,000	2,747,824
5.38%, 05/19/36 (a)	5,210,000	5,165,975
Barrick Mining Corp.
6.45%, 10/15/35	1,570,000	1,723,420
BHP Billiton Finance USA Ltd.
5.13%, 02/21/32 (a)	3,930,000	3,997,164
4.90%, 02/28/33 (a)	3,830,000	3,837,315
5.25%, 09/08/33 (a)	8,155,000	8,327,641
5.30%, 02/21/35 (a)	6,690,000	6,819,518
5.00%, 02/15/36 (a)	2,515,000	2,511,705
Cabot Corp.
5.00%, 06/30/32 (a)	2,125,000	2,122,153
CF Industries, Inc.
5.15%, 03/15/34	3,850,000	3,818,161
5.30%, 11/26/35 (a)(c)	5,290,000	5,272,913
Dow Chemical Co.
6.30%, 03/15/33 (a)(c)	3,230,000	3,394,601
5.15%, 02/15/34 (a)(c)	3,005,000	2,949,498
4.25%, 10/01/34	2,460,000	2,236,411
5.35%, 03/15/35 (a)(c)	2,145,000	2,111,602
5.65%, 03/15/36 (a)(c)	3,375,000	3,359,678
Eastman Chemical Co.
5.75%, 03/08/33 (a)	2,465,000	2,549,895
5.63%, 02/20/34 (a)	4,030,000	4,105,764
Ecolab, Inc.
2.13%, 02/01/32 (a)	3,410,000	2,989,615
5.15%, 06/15/33 (a)	8,000,000	8,112,000
5.00%, 09/01/35 (a)	2,490,000	2,484,472
5.35%, 06/15/36 (a)	7,530,000	7,663,582
EIDP, Inc.
5.13%, 05/15/32	2,515,000	2,545,180
4.80%, 05/15/33 (a)	3,185,000	3,145,984
Freeport-McMoRan, Inc.
5.40%, 11/14/34	3,820,000	3,888,149
Gerdau Trade, Inc.
5.75%, 06/09/35 (a)	3,415,000	3,494,330
International Paper Co.
5.00%, 09/15/35	2,005,000	1,968,048
Kinross Gold Corp.
6.25%, 07/15/33 (a)	2,525,000	2,668,698
Lubrizol Corp.
6.50%, 10/01/34	1,585,000	1,758,003
LYB International Finance III LLC
5.63%, 05/15/33 (a)	2,800,000	2,820,524
5.50%, 03/01/34 (a)	3,920,000	3,888,640
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.15%, 05/15/35 (a)	2,665,000	2,730,959
5.88%, 01/15/36 (a)(c)	5,215,000	5,232,627
Mosaic Co.
5.45%, 11/15/33	2,495,000	2,527,210
Newmont Corp.
2.60%, 07/15/32 (a)	4,065,000	3,641,549
5.88%, 04/01/35	2,715,000	2,869,022
Newmont Corp./Newcrest Finance Pty. Ltd.
5.35%, 03/15/34 (a)	4,970,000	5,100,363
Nucor Corp.
3.13%, 04/01/32 (a)	3,160,000	2,904,514
5.10%, 06/01/35	2,395,000	2,410,999
Nutrien Ltd.
5.25%, 03/12/32 (a)	2,935,000	2,984,337
5.40%, 06/21/34 (a)	2,955,000	2,998,379
4.13%, 03/15/35 (a)	2,675,000	2,461,963
5.35%, 05/29/36 (a)	2,600,000	2,595,606
Packaging Corp. of America
5.70%, 12/01/33	2,140,000	2,228,361
5.20%, 08/15/35 (a)	2,550,000	2,553,137
Rio Tinto Alcan, Inc.
6.13%, 12/15/33	3,980,000	4,254,978
5.75%, 06/01/35	1,700,000	1,777,384
Rio Tinto Finance USA PLC
5.00%, 03/14/32 (a)	6,520,000	6,589,960
5.00%, 03/09/33 (a)	3,260,000	3,291,687
5.25%, 03/14/35 (a)	9,165,000	9,311,732
RPM International, Inc.
2.95%, 01/15/32 (a)	1,565,000	1,409,955
Sherwin-Williams Co.
4.80%, 09/01/31 (a)	2,410,000	2,413,687
2.20%, 03/15/32	2,555,000	2,231,971
5.15%, 08/15/35 (a)	2,635,000	2,642,721
Smurfit Kappa Treasury ULC
5.44%, 04/03/34 (a)	5,590,000	5,671,334
Smurfit Westrock Financing DAC
5.42%, 01/15/35 (a)	4,430,000	4,484,312
5.19%, 01/15/36 (a)	4,350,000	4,314,025
Southern Copper Corp.
7.50%, 07/27/35	5,295,000	6,094,227
5.35%, 06/24/36 (a)	6,500,000	6,459,830
Steel Dynamics, Inc.
5.38%, 08/15/34 (a)	3,130,000	3,168,718
5.25%, 05/15/35 (a)	3,930,000	3,945,799
Suzano Austria GmbH
3.13%, 01/15/32 (a)	5,510,000	4,887,150
Suzano Netherlands BV
5.50%, 01/15/36 (a)	5,330,000	5,190,247
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	7,775,000	8,162,739
8.25%, 01/17/34	1,888,000	2,221,270
Westlake Corp.
5.55%, 11/15/35 (a)	3,135,000	3,108,760
Weyerhaeuser Co.
7.38%, 03/15/32	3,715,000	4,144,825
3.38%, 03/09/33 (a)	2,185,000	1,978,714
WRKCo, Inc.
4.20%, 06/01/32 (a)	2,445,000	2,347,322
3.00%, 06/15/33 (a)	3,005,000	2,647,766
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(e)	2,435,000	2,174,236
		282,276,317
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Capital Goods 5.1%
3M Co.
5.15%, 03/15/35 (a)	2,900,000	2,930,769
AGCO Corp.
5.80%, 03/21/34 (a)	3,700,000	3,775,184
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32 (a)	3,030,000	3,084,237
5.60%, 05/29/34	2,195,000	2,241,929
Amcor Finance USA, Inc.
5.63%, 05/26/33 (a)	2,985,000	3,072,908
Amcor Flexibles North America, Inc.
5.50%, 03/17/35 (a)	3,985,000	4,052,227
5.13%, 03/12/36 (a)	3,680,000	3,618,250
Amphenol Corp.
2.20%, 09/15/31 (a)	4,020,000	3,557,177
4.40%, 02/15/33 (a)	6,620,000	6,439,142
5.25%, 04/05/34 (a)	3,175,000	3,237,294
5.00%, 01/15/35 (a)	3,695,000	3,692,635
4.63%, 02/15/36 (a)	8,460,000	8,172,529
Amrize Finance U.S. LLC
5.40%, 04/07/35 (a)	5,165,000	5,248,105
AptarGroup, Inc.
3.60%, 03/15/32 (a)	2,120,000	1,963,692
Avery Dennison Corp.
2.25%, 02/15/32 (a)	2,500,000	2,178,000
5.75%, 03/15/33 (a)	2,240,000	2,342,659
Berry Global, Inc.
5.65%, 01/15/34 (a)	4,190,000	4,291,021
Boeing Co.
6.13%, 02/15/33	2,030,000	2,160,326
3.60%, 05/01/34 (a)	4,655,000	4,191,874
6.53%, 05/01/34 (a)	12,945,000	14,088,820
3.25%, 02/01/35 (a)	3,945,000	3,423,787
Carlisle Cos., Inc.
2.20%, 03/01/32	2,955,000	2,552,440
5.25%, 09/15/35 (a)	2,570,000	2,564,757
Carrier Global Corp.
5.90%, 03/15/34 (a)	4,570,000	4,821,259
Caterpillar, Inc.
5.20%, 05/15/35 (a)	8,985,000	9,172,068
5.30%, 09/15/35	1,540,000	1,587,293
Cemex SAB de CV
5.75%, 06/05/36 (a)	7,970,000	7,940,112
CRH America Finance, Inc.
5.40%, 05/21/34 (a)	3,810,000	3,872,065
5.50%, 01/09/35 (a)	6,590,000	6,702,162
5.00%, 02/09/36 (a)	5,180,000	5,070,184
Deere & Co.
5.45%, 01/16/35 (a)	6,700,000	6,930,748
Dover Corp.
5.38%, 10/15/35	1,565,000	1,609,696
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	3,845,000	3,437,930
5.00%, 03/15/36 (a)	3,945,000	3,816,235
Eaton Corp.
4.00%, 11/02/32	3,415,000	3,295,612
4.50%, 03/06/33 (a)	5,455,000	5,343,773
4.15%, 03/15/33	6,825,000	6,595,066
4.80%, 03/06/36 (a)	10,500,000	10,305,120
Embraer Netherlands Finance BV
5.98%, 02/11/35 (a)	3,440,000	3,583,861
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Emerson Electric Co.
2.20%, 12/21/31 (a)	5,390,000	4,771,120
5.00%, 03/15/35 (a)	2,565,000	2,576,543
Ferguson Enterprises, Inc.
5.00%, 10/03/34 (a)	3,915,000	3,875,419
Flowserve Corp.
2.80%, 01/15/32 (a)	2,600,000	2,309,606
5.70%, 05/15/36 (a)	2,650,000	2,665,158
Fortive Corp.
5.25%, 05/15/36 (a)	2,610,000	2,602,013
Fortune Brands Innovations, Inc.
4.00%, 03/25/32 (a)	2,255,000	2,135,575
5.88%, 06/01/33 (a)(c)	3,140,000	3,269,117
GE Capital Funding LLC
4.55%, 05/15/32 (a)	2,490,000	2,472,346
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	5,625,000	5,374,856
GE Vernova, Inc.
4.88%, 02/04/36 (a)	5,240,000	5,158,466
General Dynamics Corp.
4.95%, 08/15/35 (a)	3,975,000	3,982,910
General Electric Co.
6.75%, 03/15/32	6,915,000	7,616,250
4.90%, 01/29/36 (a)	5,235,000	5,231,178
HEICO Corp.
5.35%, 08/01/33 (a)	3,180,000	3,235,682
Hexcel Corp.
5.88%, 02/26/35 (a)	1,570,000	1,625,908
Honeywell Aerospace, Inc.
4.60%, 03/16/33 (a)(e)	9,195,000	9,032,524
4.95%, 03/16/36 (a)(e)	17,065,000	16,813,974
Honeywell International, Inc.
1.75%, 09/01/31 (a)	7,440,000	6,461,789
5.00%, 02/15/33 (a)(c)	2,435,000	2,469,236
4.50%, 01/15/34 (a)	5,505,000	5,380,697
5.00%, 03/01/35 (a)	2,735,000	2,742,767
Howmet Aerospace, Inc.
4.85%, 10/15/31 (a)	2,650,000	2,660,680
4.55%, 11/15/32 (a)	2,715,000	2,670,583
4.75%, 04/15/36 (a)	2,485,000	2,419,048
Hubbell, Inc.
4.90%, 06/15/33 (a)	3,690,000	3,664,428
4.80%, 11/15/35 (a)	2,090,000	2,032,358
5.15%, 06/15/36 (a)	3,710,000	3,695,346
Huntington Ingalls Industries, Inc.
5.75%, 01/15/35 (a)	2,690,000	2,776,161
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	5,230,000	5,441,449
5.45%, 06/15/34 (a)	3,950,000	4,025,840
John Deere Capital Corp.
4.40%, 09/08/31	6,195,000	6,143,891
3.90%, 06/07/32	2,571,000	2,479,010
4.35%, 09/15/32	3,085,000	3,043,630
5.15%, 09/08/33	5,590,000	5,718,794
5.10%, 04/11/34	5,090,000	5,165,281
5.05%, 06/12/34	4,025,000	4,068,792
Johnson Controls International PLC
6.00%, 01/15/36	1,705,000	1,820,616
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
2.00%, 09/16/31 (a)	2,675,000	2,347,099
4.90%, 12/01/32 (a)	3,500,000	3,502,660
Kennametal, Inc.
5.80%, 05/28/36 (a)	1,565,000	1,582,278
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
L3Harris Technologies, Inc.
5.40%, 07/31/33 (a)	7,825,000	8,005,757
5.35%, 06/01/34 (a)	4,015,000	4,083,295
4.85%, 04/27/35	2,040,000	2,005,157
Lockheed Martin Corp.
4.70%, 12/15/31 (a)	3,165,000	3,186,300
3.90%, 06/15/32 (a)	4,480,000	4,326,515
5.25%, 01/15/33 (a)	5,250,000	5,427,870
4.75%, 02/15/34 (a)	4,545,000	4,517,048
4.80%, 08/15/34 (a)	3,185,000	3,172,961
3.60%, 03/01/35	2,450,000	2,237,879
5.00%, 08/15/35 (a)	3,905,000	3,924,915
4.50%, 05/15/36	2,540,000	2,456,307
Martin Marietta Materials, Inc.
2.40%, 07/15/31 (a)	4,805,000	4,278,036
5.15%, 12/01/34 (a)	3,945,000	3,948,906
Nordson Corp.
5.80%, 09/15/33 (a)	2,590,000	2,695,465
Northrop Grumman Corp.
4.70%, 03/15/33 (a)	5,480,000	5,436,160
4.90%, 06/01/34 (a)	4,315,000	4,297,826
5.25%, 07/15/35 (a)	2,470,000	2,511,076
nVent Finance SARL
2.75%, 11/15/31	1,500,000	1,340,625
5.65%, 05/15/33 (a)	2,615,000	2,690,521
Otis Worldwide Corp.
5.13%, 11/19/31 (a)	3,150,000	3,195,833
5.13%, 09/04/35 (a)	2,630,000	2,623,241
Owens Corning
5.70%, 06/15/34 (a)	4,250,000	4,393,650
Parker-Hannifin Corp.
4.20%, 11/21/34	2,660,000	2,542,561
Pentair Finance SARL
5.90%, 07/15/32	2,005,000	2,080,408
Regal Rexnord Corp.
6.40%, 04/15/33 (a)	6,425,000	6,821,294
Republic Services, Inc.
4.75%, 07/15/31 (a)	3,710,000	3,719,089
1.75%, 02/15/32 (a)	4,480,000	3,835,910
2.38%, 03/15/33	3,815,000	3,307,185
5.00%, 12/15/33 (a)	3,415,000	3,452,975
5.00%, 04/01/34 (a)	4,125,000	4,148,966
5.20%, 11/15/34 (a)	2,520,000	2,564,680
5.15%, 03/15/35 (a)	3,495,000	3,548,963
Rockwell Automation, Inc.
1.75%, 08/15/31 (a)	2,255,000	1,958,873
RTX Corp.
1.90%, 09/01/31 (a)	5,220,000	4,562,854
2.38%, 03/15/32	5,245,000	4,635,898
5.15%, 02/27/33 (a)	6,600,000	6,723,684
6.10%, 03/15/34 (a)	7,665,000	8,226,001
5.40%, 05/01/35	2,415,000	2,490,855
6.05%, 06/01/36	2,225,000	2,394,612
Sonoco Products Co.
2.85%, 02/01/32 (a)	2,400,000	2,157,384
5.00%, 09/01/34 (a)(c)	3,820,000	3,748,719
Stanley Black & Decker, Inc.
3.00%, 05/15/32 (a)	2,620,000	2,361,720
Textron, Inc.
6.10%, 11/15/33 (a)	1,780,000	1,884,700
5.50%, 05/15/35 (a)	2,685,000	2,733,652
4.95%, 03/15/36 (a)	2,585,000	2,519,160
Timken Co.
4.13%, 04/01/32 (a)	1,785,000	1,696,339
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trane Technologies Financing Ltd.
5.25%, 03/03/33 (a)	3,785,000	3,865,999
5.10%, 06/13/34 (a)	2,455,000	2,480,827
Tyco Electronics Group SA
2.50%, 02/04/32 (a)	3,030,000	2,691,670
5.00%, 05/09/35 (a)	2,480,000	2,460,656
4.88%, 02/09/36 (a)	2,935,000	2,878,178
Veralto Corp.
4.85%, 01/15/32 (a)	3,850,000	3,846,265
5.45%, 09/18/33 (a)	3,645,000	3,739,989
Vertiv Holdings Co.
4.85%, 03/15/36 (a)	3,175,000	3,086,767
Vulcan Materials Co.
5.35%, 12/01/34 (a)	3,945,000	4,009,737
Waste Connections, Inc.
2.20%, 01/15/32 (a)	3,400,000	2,979,352
3.20%, 06/01/32 (a)	2,675,000	2,458,084
4.20%, 01/15/33	3,690,000	3,551,256
5.00%, 03/01/34 (a)	3,965,000	3,965,278
5.25%, 09/01/35 (a)	2,755,000	2,792,909
Waste Management, Inc.
4.95%, 07/03/31 (a)	3,850,000	3,905,786
4.80%, 03/15/32 (a)	3,850,000	3,873,754
4.15%, 04/15/32 (a)	4,971,000	4,848,664
4.63%, 02/15/33 (a)	2,620,000	2,603,625
4.88%, 02/15/34 (a)	6,990,000	7,023,622
4.95%, 03/15/35 (a)	7,840,000	7,830,357
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/34 (a)	2,555,000	2,624,930
5.50%, 05/29/35 (a)	3,995,000	4,081,652
WW Grainger, Inc.
4.45%, 09/15/34 (a)	2,590,000	2,516,315
Xylem, Inc.
5.20%, 06/01/33 (a)	2,660,000	2,697,666
5.45%, 06/01/36 (a)	2,830,000	2,884,704
		598,593,891
Communications 6.8%
America Movil SAB de CV
4.70%, 07/21/32	3,930,000	3,877,613
5.00%, 01/20/33 (a)	2,650,000	2,641,944
6.38%, 03/01/35	5,135,000	5,564,851
American Tower Corp.
2.30%, 09/15/31 (a)	3,525,000	3,110,601
4.05%, 03/15/32 (a)	3,365,000	3,223,266
4.70%, 12/15/32 (a)	4,120,000	4,053,709
5.65%, 03/15/33 (a)	4,265,000	4,404,679
5.55%, 07/15/33 (a)	4,245,000	4,357,195
5.90%, 11/15/33 (a)	3,995,000	4,173,297
5.45%, 02/15/34 (a)	3,655,000	3,713,078
5.40%, 01/31/35 (a)	2,860,000	2,894,835
5.35%, 03/15/35	4,270,000	4,300,915
AppLovin Corp.
5.38%, 12/01/31 (a)	5,220,000	5,291,827
5.50%, 12/01/34 (a)	5,240,000	5,283,911
AT&T, Inc.
2.25%, 02/01/32 (a)	13,185,000	11,476,224
4.55%, 11/01/32 (a)	5,875,000	5,736,761
4.75%, 04/30/33 (a)	10,620,000	10,396,024
2.55%, 12/01/33 (a)	19,575,000	16,455,136
5.40%, 02/15/34 (a)	14,520,000	14,724,587
4.50%, 05/15/35	13,005,000	12,260,464
5.38%, 08/15/35 (a)	6,570,000	6,601,076
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 11/01/35 (a)	6,310,000	6,111,677
5.13%, 04/30/36 (a)	6,570,000	6,442,476
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	1,500,000	1,306,710
5.10%, 05/11/33 (a)	4,500,000	4,501,845
5.20%, 02/15/34 (a)	3,620,000	3,617,068
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32 (a)	5,280,000	4,477,493
4.40%, 04/01/33 (a)	5,285,000	4,863,680
6.65%, 02/01/34 (a)	4,755,000	4,879,676
6.55%, 06/01/34 (a)	7,755,000	7,915,761
6.38%, 10/23/35 (a)	10,285,000	10,288,394
5.85%, 12/01/35 (a)	6,615,000	6,403,452
Comcast Corp.
4.95%, 05/15/32 (a)	3,390,000	3,403,221
5.50%, 11/15/32 (a)	5,320,000	5,480,770
4.25%, 01/15/33	8,930,000	8,517,434
4.65%, 02/15/33 (a)(c)	5,225,000	5,112,767
7.05%, 03/15/33	4,025,000	4,479,101
4.80%, 05/15/33 (a)	5,275,000	5,192,183
5.30%, 06/01/34 (a)	6,615,000	6,642,915
4.20%, 08/15/34	5,315,000	4,940,133
5.30%, 05/15/35 (a)(c)	4,410,000	4,424,288
5.65%, 06/15/35	3,940,000	4,010,684
4.40%, 08/15/35	4,260,000	3,959,031
6.50%, 11/15/35	3,120,000	3,330,725
Crown Castle, Inc.
2.50%, 07/15/31 (a)	3,650,000	3,243,427
5.10%, 05/01/33 (a)	3,985,000	3,954,435
5.80%, 03/01/34 (a)	4,355,000	4,477,724
5.20%, 09/01/34 (a)	3,560,000	3,527,640
Deutsche Telekom International Finance BV
9.25%, 06/01/32	2,590,000	3,155,138
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	3,440,000	3,181,484
Fox Corp.
6.50%, 10/13/33 (a)	6,575,000	6,997,970
Meta Platforms, Inc.
4.55%, 08/15/31 (a)	5,190,000	5,169,240
3.85%, 08/15/32 (a)	15,760,000	14,896,194
4.60%, 11/15/32 (a)	21,045,000	20,700,072
4.88%, 05/15/33 (a)	10,495,000	10,402,434
4.95%, 05/15/33 (a)	9,190,000	9,188,162
4.75%, 08/15/34 (a)	13,075,000	12,836,120
4.88%, 11/15/35 (a)	33,965,000	33,060,172
5.25%, 05/15/36 (a)	31,310,000	31,100,849
Netflix, Inc.
4.90%, 08/15/34 (a)	5,230,000	5,217,396
Omnicom Group, Inc.
2.60%, 08/01/31 (a)	4,325,000	3,882,207
5.00%, 06/02/33 (a)	3,600,000	3,539,880
5.30%, 11/01/34 (a)	2,910,000	2,890,154
5.30%, 06/02/36 (a)	3,100,000	3,023,678
Rogers Communications, Inc.
3.80%, 03/15/32 (a)	9,350,000	8,720,652
5.30%, 02/15/34 (a)	7,225,000	7,167,128
Space Exploration Technologies Corp.
5.35%, 07/15/31 (a)(e)	36,600,000	36,567,792
5.65%, 07/15/33 (a)(e)	31,400,000	31,231,382
Sprint Capital Corp.
8.75%, 03/15/32	10,700,000	12,609,522
Take-Two Interactive Software, Inc.
4.00%, 04/14/32 (a)	2,425,000	2,313,353
5.60%, 06/12/34 (a)	1,455,000	1,489,571
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Telefonica Emisiones SA
7.05%, 06/20/36	10,700,000	11,858,596
TELUS Corp.
3.40%, 05/13/32 (a)	4,735,000	4,312,733
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	5,295,000	5,878,032
T-Mobile USA, Inc.
2.25%, 11/15/31 (a)	5,115,000	4,492,351
2.70%, 03/15/32 (a)	5,215,000	4,636,865
5.13%, 05/15/32 (a)	6,335,000	6,402,024
4.63%, 01/15/33 (a)	4,480,000	4,378,662
5.20%, 01/15/33 (a)	6,590,000	6,668,948
5.05%, 07/15/33 (a)	13,435,000	13,414,982
6.70%, 12/15/33	2,540,000	2,776,957
5.75%, 01/15/34 (a)	5,000,000	5,180,750
5.15%, 04/15/34 (a)	6,520,000	6,537,995
4.70%, 01/15/35 (a)(c)	4,875,000	4,705,496
5.30%, 05/15/35 (a)	5,205,000	5,233,003
4.95%, 11/15/35 (a)	5,290,000	5,164,098
5.00%, 02/15/36 (a)	5,970,000	5,837,884
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	2,695,000	3,001,637
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	24,180,000	21,143,717
4.75%, 01/15/33 (a)	10,670,000	10,508,670
5.05%, 05/09/33 (a)	5,240,000	5,280,191
4.50%, 08/10/33	11,230,000	10,860,308
6.40%, 09/15/33	1,735,000	1,873,852
4.40%, 11/01/34	9,970,000	9,462,826
4.78%, 02/15/35 (a)	11,345,000	10,971,636
5.25%, 04/02/35 (a)	11,790,000	11,791,179
5.85%, 09/15/35	2,065,000	2,150,821
4.27%, 01/15/36	6,835,000	6,299,068
5.00%, 01/15/36 (a)	11,790,000	11,499,966
6.20%, 05/14/56 (a)(b)	10,460,000	10,581,650
6.05%, 05/14/58 (a)(b)	10,420,000	10,519,719
Vodafone Group PLC
6.25%, 11/30/32	2,330,000	2,468,029
5.35%, 06/18/36 (a)	5,420,000	5,378,103
Walt Disney Co.
6.55%, 03/15/33	1,810,000	2,001,353
6.20%, 12/15/34	5,270,000	5,753,154
6.40%, 12/15/35	5,010,000	5,527,583
4.63%, 03/14/36	5,075,000	4,924,679
WPP LLC
6.50%, 03/30/36 (a)	3,130,000	3,070,342
		791,935,112
Consumer Cyclical 6.8%
Airbnb, Inc.
5.25%, 03/16/36 (a)	4,250,000	4,235,592
Alibaba Group Holding Ltd.
4.50%, 11/28/34	3,625,000	3,530,714
5.25%, 05/26/35 (a)	5,975,000	6,111,230
Amazon.com, Inc.
3.60%, 04/13/32 (a)	12,700,000	12,035,917
4.70%, 12/01/32 (a)	11,230,000	11,283,567
4.55%, 03/13/33 (a)	20,740,000	20,408,160
4.35%, 03/20/33 (a)	8,940,000	8,705,861
4.80%, 12/05/34	6,570,000	6,589,053
4.65%, 11/20/35 (a)	18,415,000	17,917,795
4.88%, 03/13/36 (a)	31,235,000	30,750,545
American Honda Finance Corp.
5.05%, 07/10/31	3,825,000	3,837,202
4.85%, 10/23/31	3,890,000	3,864,910
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.15%, 07/09/32	4,120,000	4,131,742
5.20%, 04/08/33	1,970,000	1,973,920
4.90%, 01/10/34	4,205,000	4,122,792
5.20%, 03/05/35	2,615,000	2,601,402
5.10%, 01/08/36	2,565,000	2,520,882
AutoNation, Inc.
2.40%, 08/01/31 (a)	2,255,000	1,985,708
3.85%, 03/01/32 (a)	3,445,000	3,214,908
5.89%, 03/15/35 (a)	3,015,000	3,077,923
AutoZone, Inc.
4.75%, 08/01/32 (a)	3,920,000	3,882,211
4.75%, 02/01/33 (a)	2,830,000	2,786,956
5.20%, 08/01/33	1,495,000	1,506,227
6.55%, 11/01/33 (a)	2,615,000	2,837,432
5.40%, 07/15/34 (a)	3,750,000	3,813,975
Block Financial LLC
5.38%, 09/15/32 (a)	1,830,000	1,793,967
Booking Holdings, Inc.
5.38%, 05/07/36 (a)	3,940,000	3,943,546
BorgWarner, Inc.
5.40%, 08/15/34 (a)	2,730,000	2,781,706
CBRE Services, Inc.
4.90%, 01/15/33 (a)	3,870,000	3,815,085
5.95%, 08/15/34 (a)	5,225,000	5,447,115
5.50%, 06/15/35 (a)	2,710,000	2,740,271
5.25%, 06/01/36 (a)	3,950,000	3,897,623
Choice Hotels International, Inc.
5.85%, 08/01/34 (a)	2,995,000	3,046,544
Costco Wholesale Corp.
1.75%, 04/20/32 (a)	5,365,000	4,647,324
Cummins, Inc.
5.15%, 02/20/34 (a)	4,335,000	4,404,013
5.30%, 05/09/35 (a)	5,060,000	5,161,251
Darden Restaurants, Inc.
6.30%, 10/10/33 (a)	2,640,000	2,812,682
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	3,825,000	3,492,952
Dollar General Corp.
5.00%, 11/01/32 (a)	3,550,000	3,536,368
5.45%, 07/05/33 (a)	5,260,000	5,346,474
Dollar Tree, Inc.
2.65%, 12/01/31 (a)	4,250,000	3,792,870
Dr. Horton, Inc.
5.00%, 10/15/34 (a)	3,735,000	3,702,244
5.50%, 10/15/35 (a)	3,575,000	3,652,792
eBay, Inc.
6.30%, 11/22/32 (a)	2,155,000	2,297,769
5.13%, 11/06/35 (a)	2,170,000	2,140,575
Expedia Group, Inc.
5.40%, 02/15/35 (a)(c)	5,225,000	5,174,997
5.50%, 04/15/36 (a)	5,355,000	5,304,502
Ford Motor Co.
7.45%, 07/16/31	5,825,000	6,314,125
3.25%, 02/12/32	13,145,000	11,584,426
6.10%, 08/19/32 (a)	9,450,000	9,621,328
Ford Motor Credit Co. LLC
6.05%, 11/05/31 (a)	6,585,000	6,669,090
6.53%, 03/19/32 (a)	3,835,000	3,964,240
5.75%, 04/06/33 (a)(c)	5,095,000	5,055,972
7.12%, 11/07/33 (a)	6,355,000	6,764,135
6.13%, 03/08/34 (a)	8,520,000	8,581,174
6.50%, 02/07/35 (a)	6,585,000	6,746,530
5.87%, 10/31/35 (a)	5,040,000	4,932,799
6.47%, 05/22/36 (a)	5,415,000	5,507,380
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General Motors Co.
5.60%, 10/15/32 (c)	6,350,000	6,501,955
5.00%, 04/01/35	4,110,000	3,985,878
6.25%, 04/15/35 (a)(c)	2,585,000	2,709,959
6.60%, 04/01/36	6,585,000	7,068,405
General Motors Financial Co., Inc.
5.10%, 09/15/31	5,480,000	5,491,179
3.10%, 01/12/32 (a)	6,780,000	6,139,087
5.63%, 04/04/32 (a)	4,075,000	4,176,630
6.40%, 01/09/33 (a)	5,175,000	5,498,955
6.10%, 01/07/34 (a)	7,840,000	8,184,411
5.95%, 04/04/34 (a)	6,645,000	6,879,901
5.45%, 09/06/34 (a)	3,750,000	3,758,288
5.90%, 01/07/35 (a)	5,220,000	5,368,091
6.15%, 07/15/35 (a)	3,695,000	3,852,961
5.45%, 01/08/36 (a)	3,060,000	3,050,086
Genuine Parts Co.
2.75%, 02/01/32 (a)	2,405,000	2,096,511
6.88%, 11/01/33	1,975,000	2,137,128
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32 (a)	4,067,000	3,640,209
5.25%, 02/15/33 (a)	3,365,000	3,298,710
6.75%, 12/01/33 (a)	2,045,000	2,166,207
5.63%, 09/15/34 (a)	4,570,000	4,533,531
5.63%, 03/01/36 (a)	4,115,000	4,028,173
Home Depot, Inc.
1.88%, 09/15/31 (a)	4,955,000	4,342,463
3.25%, 04/15/32 (a)	6,700,000	6,236,427
4.50%, 09/15/32 (a)	6,875,000	6,839,869
4.95%, 06/25/34 (a)	9,190,000	9,225,473
4.65%, 09/15/35 (a)	5,070,000	4,941,121
Honda Motor Co. Ltd.
2.97%, 03/10/32 (a)	3,650,000	3,277,518
5.34%, 07/08/35 (a)(c)	5,190,000	5,189,740
Hyatt Hotels Corp.
5.38%, 12/15/31	2,230,000	2,267,754
5.75%, 03/30/32 (a)	2,520,000	2,598,599
5.50%, 06/30/34 (a)	2,010,000	2,035,386
5.40%, 12/15/35 (a)	2,145,000	2,128,870
Las Vegas Sands Corp.
5.65%, 05/18/33 (a)	2,660,000	2,662,288
6.20%, 08/15/34 (a)	2,480,000	2,553,978
Lear Corp.
2.60%, 01/15/32	1,845,000	1,631,072
LKQ Corp.
6.25%, 06/15/33 (a)	3,105,000	3,213,737
Lowe's Cos., Inc.
3.75%, 04/01/32 (a)	8,000,000	7,581,200
4.50%, 10/15/32 (a)	6,715,000	6,573,582
5.00%, 04/15/33 (a)	6,665,000	6,693,926
5.15%, 07/01/33 (a)	5,315,000	5,372,668
4.85%, 10/15/35 (a)	6,260,000	6,108,571
5.50%, 10/15/35	1,740,000	1,790,042
Magna International, Inc.
5.50%, 03/21/33 (a)(c)	2,670,000	2,737,631
5.88%, 06/01/35	1,950,000	2,030,282
Marriott International, Inc.
4.50%, 10/15/31 (a)	2,535,000	2,500,397
5.10%, 04/15/32 (a)	3,675,000	3,716,785
3.50%, 10/15/32	5,225,000	4,808,620
4.50%, 05/01/33 (a)	2,940,000	2,846,626
2.75%, 10/15/33 (a)	3,575,000	3,109,142
5.30%, 05/15/34 (a)	5,290,000	5,345,968
5.35%, 03/15/35 (a)	4,985,000	5,032,058
5.25%, 10/15/35 (a)	2,870,000	2,870,890
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
McDonald's Corp.
4.60%, 09/09/32 (a)	3,935,000	3,932,914
4.95%, 08/14/33 (a)	3,235,000	3,279,093
5.20%, 05/17/34	2,565,000	2,623,174
4.95%, 03/03/35 (a)	4,785,000	4,767,056
4.70%, 12/09/35	3,945,000	3,863,457
5.00%, 02/13/36 (a)	3,940,000	3,927,471
MercadoLibre, Inc.
4.90%, 01/15/33 (a)	3,840,000	3,740,851
Meritage Homes Corp.
5.65%, 03/15/35 (a)	2,630,000	2,660,482
O'Reilly Automotive, Inc.
4.70%, 06/15/32 (a)	4,430,000	4,412,723
5.00%, 08/19/34 (a)	2,675,000	2,650,016
5.10%, 03/12/36	4,445,000	4,406,195
PACCAR Financial Corp.
5.00%, 03/22/34	1,860,000	1,880,181
PulteGroup, Inc.
7.88%, 06/15/32	1,705,000	1,956,095
6.38%, 05/15/33	2,075,000	2,227,243
6.00%, 02/15/35	1,495,000	1,568,150
4.90%, 03/01/36 (a)	2,125,000	2,072,385
Ralph Lauren Corp.
5.00%, 06/15/32 (a)	2,750,000	2,780,030
Rollins, Inc.
5.25%, 02/24/35 (a)	2,630,000	2,629,500
Royal Caribbean Cruises Ltd.
4.75%, 05/15/33 (a)	6,460,000	6,292,428
5.38%, 01/15/36 (a)	7,925,000	7,868,891
Sands China Ltd.
3.25%, 08/08/31 (a)(g)	2,885,000	2,624,542
Starbucks Corp.
3.00%, 02/14/32 (a)	5,285,000	4,830,754
4.80%, 02/15/33 (a)	2,660,000	2,646,168
5.00%, 02/15/34 (a)(c)	1,986,000	1,991,362
Tapestry, Inc.
3.05%, 03/15/32 (a)	2,405,000	2,179,555
5.50%, 03/11/35 (a)	3,950,000	3,979,151
Target Corp.
4.50%, 09/15/32 (a)(c)	5,185,000	5,172,349
6.35%, 11/01/32	1,675,000	1,823,975
4.40%, 01/15/33 (a)	2,650,000	2,621,539
4.50%, 09/15/34 (a)	3,965,000	3,852,196
5.00%, 04/15/35	5,220,000	5,228,248
5.25%, 02/15/36 (a)(c)	2,720,000	2,769,232
Toll Brothers Finance Corp.
5.60%, 06/15/35 (a)	2,625,000	2,679,521
Toyota Motor Corp.
5.12%, 07/13/33 (a)(c)	2,565,000	2,620,199
5.05%, 06/30/35 (a)	2,875,000	2,902,226
Toyota Motor Credit Corp.
1.90%, 09/12/31	2,515,000	2,192,200
4.60%, 10/10/31	3,620,000	3,602,588
2.40%, 01/13/32	2,020,000	1,791,498
4.65%, 09/03/32	3,475,000	3,436,810
4.70%, 01/12/33	2,490,000	2,479,094
4.60%, 03/11/33	4,920,000	4,826,274
4.80%, 01/05/34	4,185,000	4,152,273
5.35%, 01/09/35	4,665,000	4,769,589
4.80%, 01/11/36 (c)	2,810,000	2,755,851
Tractor Supply Co.
5.25%, 05/15/33 (a)	4,035,000	4,061,752
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Uber Technologies, Inc.
4.80%, 09/15/34 (a)	7,920,000	7,755,264
4.80%, 09/15/35 (a)	6,465,000	6,279,131
VICI Properties LP
5.13%, 11/15/31 (a)	3,745,000	3,729,271
5.13%, 05/15/32 (a)	7,985,000	7,921,998
5.75%, 04/01/34 (a)	3,025,000	3,072,462
5.63%, 04/01/35 (a)	4,625,000	4,629,949
Walmart, Inc.
1.80%, 09/22/31 (a)	9,840,000	8,694,624
4.15%, 09/09/32 (a)	6,515,000	6,418,839
4.10%, 04/15/33 (a)	8,065,000	7,845,471
4.45%, 04/30/33 (a)	6,640,000	6,575,592
4.90%, 04/28/35 (a)	7,735,000	7,803,068
5.25%, 09/01/35	7,185,000	7,420,237
4.75%, 04/30/36 (a)	5,495,000	5,453,238
		784,355,856
Consumer Non-Cyclical 12.3%
Abbott Laboratories
4.30%, 03/15/33 (a)	14,685,000	14,248,121
4.65%, 03/15/36 (a)	19,410,000	18,851,574
AbbVie, Inc.
4.40%, 03/15/33 (a)	6,550,000	6,412,581
5.05%, 03/15/34 (a)	15,775,000	15,948,525
4.55%, 03/15/35 (a)	8,830,000	8,571,987
5.20%, 03/15/35 (a)	5,145,000	5,229,738
4.50%, 05/14/35	13,320,000	12,835,285
4.75%, 03/15/36 (a)	7,970,000	7,799,601
4.30%, 05/14/36 (a)	5,050,000	4,768,261
Adventist Health System
5.43%, 03/01/32 (a)	2,010,000	2,041,999
5.76%, 12/01/34 (a)	2,130,000	2,189,747
Agilent Technologies, Inc.
4.90%, 01/15/32 (e)	3,315,000	3,318,216
4.75%, 09/09/34 (a)	3,030,000	2,983,126
Altria Group, Inc.
2.45%, 02/04/32 (a)	9,155,000	8,057,590
6.88%, 11/01/33 (a)	2,720,000	3,011,530
5.63%, 02/06/35 (a)(c)	2,615,000	2,686,390
5.25%, 08/06/35 (a)	2,490,000	2,491,793
Amgen, Inc.
2.00%, 01/15/32 (a)	5,200,000	4,495,296
3.35%, 02/22/32 (a)	5,145,000	4,775,435
4.20%, 03/01/33	3,965,000	3,812,863
5.25%, 03/02/33 (a)	22,370,000	22,771,318
4.85%, 02/19/36 (a)	9,150,000	8,963,797
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	28,175,000	27,438,787
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36	3,480,000	3,381,412
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 06/15/34 (a)	5,085,000	5,135,901
5.88%, 06/15/35	1,450,000	1,552,457
Archer-Daniels-Midland Co.
2.90%, 03/01/32 (a)	3,815,000	3,471,345
5.94%, 10/01/32	1,810,000	1,923,125
4.50%, 08/15/33 (a)	2,680,000	2,640,604
5.38%, 09/15/35	2,315,000	2,381,695
Ascension Health
4.92%, 11/15/35 (a)	4,310,000	4,264,874
Astrazeneca Finance LLC
4.30%, 03/02/33	2,895,000	2,819,788
4.88%, 03/03/33	2,890,000	2,912,687
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 02/26/34 (a)	7,580,000	7,655,345
4.60%, 03/02/36 (a)	4,215,000	4,086,990
Augusta SpinCo Corp.
4.95%, 03/23/33 (a)	3,680,000	3,659,429
5.25%, 03/23/36 (a)	4,255,000	4,262,319
BAT Capital Corp.
4.74%, 03/16/32 (a)	4,715,000	4,695,763
5.35%, 08/15/32 (a)	4,805,000	4,919,023
7.75%, 10/19/32 (a)	3,045,000	3,472,274
4.63%, 03/22/33 (a)	3,775,000	3,695,121
6.42%, 08/02/33 (a)	6,540,000	7,070,590
6.00%, 02/20/34 (a)	4,565,000	4,816,577
5.63%, 08/15/35 (a)	5,320,000	5,486,888
Baxter International, Inc.
2.54%, 02/01/32 (a)	8,255,000	7,102,685
5.65%, 12/15/35 (a)	5,090,000	5,047,855
Becton Dickinson & Co.
4.30%, 08/22/32	2,765,000	2,680,612
5.11%, 02/08/34 (a)	2,755,000	2,766,130
Biogen, Inc.
5.75%, 05/15/35 (a)	3,460,000	3,604,144
Bio-Rad Laboratories, Inc.
3.70%, 03/15/32 (a)	4,200,000	3,906,840
Boston Scientific Corp.
6.25%, 11/15/35 (h)	1,810,000	1,974,801
Bristol-Myers Squibb Co.
2.95%, 03/15/32 (a)	8,945,000	8,175,104
5.90%, 11/15/33 (a)	4,045,000	4,301,210
5.20%, 02/22/34 (a)	13,140,000	13,407,136
Brown-Forman Corp.
4.75%, 04/15/33	3,245,000	3,208,916
Brunswick Corp.
2.40%, 08/18/31 (a)	2,830,000	2,476,222
4.40%, 09/15/32 (a)(c)	2,345,000	2,228,031
Bunge Ltd. Finance Corp.
4.80%, 03/19/33 (a)	2,690,000	2,660,007
4.65%, 09/17/34 (a)	4,285,000	4,142,952
5.15%, 08/04/35 (a)	3,305,000	3,290,161
5.15%, 03/19/36 (a)	3,600,000	3,577,464
Campbell's Co.
5.40%, 03/21/34 (a)	5,165,000	5,092,793
4.75%, 03/23/35 (a)	4,195,000	3,918,088
Cardinal Health, Inc.
5.45%, 02/15/34 (a)	2,500,000	2,556,625
5.35%, 11/15/34 (a)	5,420,000	5,487,371
5.15%, 09/15/35 (a)	1,985,000	1,982,300
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	1,535,000	1,373,303
Cencora, Inc.
4.60%, 02/13/33 (a)	2,690,000	2,633,241
5.13%, 02/15/34 (a)	2,560,000	2,570,291
5.15%, 02/15/35 (a)	3,570,000	3,567,715
4.90%, 02/13/36 (a)	5,290,000	5,158,702
Church & Dwight Co., Inc.
2.30%, 12/15/31	2,225,000	1,968,079
5.60%, 11/15/32 (a)	2,600,000	2,717,884
Cigna Group
4.88%, 09/15/32 (a)	6,250,000	6,239,125
5.40%, 03/15/33 (a)	4,430,000	4,543,674
5.25%, 02/15/34 (a)	6,645,000	6,720,620
5.25%, 01/15/36 (a)	7,785,000	7,804,073
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Clorox Co.
4.60%, 05/01/32 (a)	2,975,000	2,919,397
4.95%, 05/15/33 (a)	2,080,000	2,061,426
5.25%, 05/15/36 (a)	3,020,000	3,010,638
Coca-Cola Co.
2.25%, 01/05/32	10,305,000	9,218,441
5.00%, 05/13/34 (a)	5,355,000	5,484,270
4.65%, 08/14/34 (a)(c)	3,940,000	3,941,103
Coca-Cola Consolidated, Inc.
5.45%, 06/01/34 (a)	2,665,000	2,736,102
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (a)	3,685,000	3,075,685
5.10%, 05/06/35 (a)	2,775,000	2,760,820
Colgate-Palmolive Co.
3.25%, 08/15/32	2,610,000	2,443,482
4.60%, 03/01/33 (a)	2,630,000	2,651,040
CommonSpirit Health
5.21%, 12/01/31 (a)	4,480,000	4,538,598
5.32%, 12/01/34 (a)	3,910,000	3,918,250
4.83%, 09/01/35 (a)	1,560,000	1,520,282
4.98%, 09/01/35 (a)	3,105,000	3,018,371
Conagra Brands, Inc.
5.75%, 08/01/35 (a)(c)	2,630,000	2,657,641
Constellation Brands, Inc.
2.25%, 08/01/31 (a)	5,215,000	4,603,906
4.75%, 05/09/32 (a)	3,855,000	3,811,708
4.90%, 05/01/33 (a)	3,840,000	3,798,720
4.95%, 11/01/35 (a)	2,615,000	2,546,382
CVS Health Corp.
2.13%, 09/15/31 (a)	5,210,000	4,557,135
5.00%, 09/15/32 (a)	3,820,000	3,829,741
5.25%, 02/21/33 (a)	9,130,000	9,279,549
5.30%, 06/01/33 (a)	6,715,000	6,809,211
5.70%, 06/01/34 (a)	6,860,000	7,082,950
4.88%, 07/20/35	3,450,000	3,347,121
5.45%, 09/15/35 (a)	7,500,000	7,600,050
Diageo Capital PLC
2.13%, 04/29/32 (a)	3,770,000	3,268,929
5.50%, 01/24/33 (a)	4,330,000	4,472,414
5.63%, 10/05/33 (a)	4,720,000	4,921,166
Diageo Investment Corp.
5.63%, 04/15/35 (a)	3,900,000	4,036,149
7.45%, 04/15/35	1,975,000	2,309,447
Eli Lilly & Co.
4.90%, 02/12/32 (a)	5,360,000	5,434,826
4.55%, 10/15/32 (a)	5,280,000	5,252,016
4.70%, 02/27/33 (a)	5,245,000	5,263,200
4.65%, 05/20/33	6,530,000	6,496,501
4.70%, 02/09/34 (a)	7,820,000	7,770,421
4.60%, 08/14/34 (a)	6,530,000	6,441,649
5.10%, 02/12/35 (a)	6,465,000	6,569,539
4.90%, 10/15/35 (a)	6,670,000	6,659,061
4.85%, 05/20/36 (a)	7,845,000	7,774,944
Estee Lauder Cos., Inc.
4.65%, 05/15/33 (a)	3,700,000	3,636,582
5.00%, 02/14/34 (a)	3,345,000	3,343,328
Flowers Foods, Inc.
5.75%, 03/15/35 (a)(c)	2,715,000	2,638,328
GE HealthCare Technologies, Inc.
5.91%, 11/22/32 (a)	9,190,000	9,669,810
5.50%, 06/15/35 (a)	4,470,000	4,545,901
4.95%, 12/15/35 (a)	3,365,000	3,288,143
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General Mills, Inc.
2.25%, 10/14/31 (a)	2,475,000	2,181,564
4.95%, 03/29/33 (a)	5,290,000	5,251,277
5.25%, 01/30/35 (a)(c)	4,010,000	4,020,266
Gilead Sciences, Inc.
5.25%, 10/15/33 (a)	5,205,000	5,353,395
4.90%, 05/20/34 (a)	2,905,000	2,900,207
5.10%, 06/15/35 (a)	5,315,000	5,359,965
4.60%, 09/01/35	4,925,000	4,789,907
GlaxoSmithKline Capital, Inc.
5.38%, 04/15/34	2,525,000	2,602,972
4.88%, 04/15/35 (a)	3,995,000	3,963,519
Haleon U.S. Capital LLC
3.63%, 03/24/32 (a)	10,570,000	9,902,610
Hasbro, Inc.
6.05%, 05/14/34 (a)(c)	2,680,000	2,800,064
HCA, Inc.
2.38%, 07/15/31 (a)	4,195,000	3,724,782
5.50%, 03/01/32 (a)	3,890,000	3,976,086
3.63%, 03/15/32 (a)	10,745,000	10,005,314
4.60%, 11/15/32 (a)	5,140,000	5,007,028
5.00%, 05/15/33 (a)	4,410,000	4,367,708
5.50%, 06/01/33 (a)	6,570,000	6,712,372
5.60%, 04/01/34 (a)	6,890,000	7,033,794
5.45%, 09/15/34 (a)	6,140,000	6,206,373
5.75%, 03/01/35 (a)	7,970,000	8,218,186
4.90%, 11/15/35 (a)	5,235,000	5,072,663
5.30%, 05/15/36 (a)	6,500,000	6,458,530
Hershey Co.
4.95%, 02/24/32 (a)	2,505,000	2,539,895
4.50%, 05/04/33 (a)	2,220,000	2,198,866
5.10%, 02/24/35 (a)	2,615,000	2,659,429
Icon Investments Six DAC
6.00%, 05/08/34	2,615,000	2,684,428
J.M. Smucker Co.
2.13%, 03/15/32 (a)	1,825,000	1,572,840
6.20%, 11/15/33 (a)	5,065,000	5,402,633
4.25%, 03/15/35	3,665,000	3,412,811
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.75%, 12/01/31 (a)	2,485,000	2,323,475
3.63%, 01/15/32 (a)	4,965,000	4,599,278
3.00%, 05/15/32 (a)	5,080,000	4,513,377
5.75%, 04/01/33 (a)	8,700,000	8,922,633
6.75%, 03/15/34 (a)	1,627,000	1,772,714
5.95%, 04/20/35 (a)	5,345,000	5,512,405
5.50%, 01/15/36 (a)	6,510,000	6,492,358
Johnson & Johnson
4.85%, 03/01/32 (a)	6,525,000	6,667,049
4.95%, 05/15/33	2,535,000	2,612,394
4.38%, 12/05/33	4,580,000	4,549,451
4.95%, 06/01/34 (a)	4,430,000	4,550,762
5.00%, 03/01/35 (a)	6,575,000	6,740,427
3.55%, 03/01/36	5,270,000	4,784,264
Kellanova
5.25%, 03/01/33	1,925,000	1,962,076
Kenvue, Inc.
4.85%, 05/22/32 (a)	4,070,000	4,093,769
4.90%, 03/22/33 (a)	6,475,000	6,503,231
Keurig Dr. Pepper, Inc.
4.05%, 04/15/32 (a)	4,490,000	4,262,671
5.30%, 03/15/34 (a)(c)	3,275,000	3,285,022
5.15%, 05/15/35 (c)	2,615,000	2,584,928
Kimberly-Clark Corp.
2.00%, 11/02/31	2,965,000	2,611,957
4.50%, 02/16/33 (a)	2,030,000	2,015,973
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kraft Heinz Foods Co.
5.20%, 03/15/32 (a)	2,580,000	2,614,520
6.75%, 03/15/32	1,555,000	1,690,798
5.40%, 03/15/35 (a)	2,445,000	2,462,139
5.00%, 07/15/35 (a)	3,445,000	3,360,287
Kroger Co.
5.00%, 09/15/34 (a)	11,510,000	11,349,551
Laboratory Corp. of America Holdings
4.55%, 04/01/32	2,675,000	2,632,441
4.80%, 10/01/34 (a)	4,435,000	4,322,573
Maple Parent Holdings Corp.
5.70%, 03/26/36 (a)(e)	3,685,000	3,732,389
McCormick & Co., Inc.
4.95%, 04/15/33 (a)	2,545,000	2,535,456
4.70%, 10/15/34 (a)	2,520,000	2,441,124
McKesson Corp.
4.95%, 05/30/32 (a)	3,290,000	3,318,557
5.10%, 07/15/33 (a)	3,300,000	3,344,319
5.25%, 05/30/35 (a)	3,725,000	3,788,847
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	5,260,000	5,160,796
Medtronic, Inc.
4.38%, 03/15/35	10,125,000	9,731,036
Merck & Co., Inc.
2.15%, 12/10/31 (a)	10,530,000	9,297,042
4.55%, 09/15/32 (a)	5,250,000	5,209,418
4.45%, 12/04/32 (a)	5,180,000	5,099,865
4.50%, 05/17/33 (a)	8,005,000	7,916,945
4.95%, 05/22/33 (a)	5,290,000	5,326,554
6.50%, 12/01/33 (h)	3,295,000	3,644,270
4.95%, 09/15/35 (a)	9,320,000	9,302,199
4.75%, 12/04/35 (a)	7,880,000	7,726,025
5.20%, 05/22/36 (a)	7,750,000	7,849,665
Molson Coors Beverage Co.
4.90%, 07/08/31 (a)	2,685,000	2,682,369
Mondelez International, Inc.
3.00%, 03/17/32 (a)	3,680,000	3,340,998
1.88%, 10/15/32 (a)	3,240,000	2,771,172
4.75%, 08/28/34 (a)	2,970,000	2,915,738
5.13%, 05/06/35 (a)	1,950,000	1,956,318
Novartis Capital Corp.
4.00%, 09/18/31 (a)	4,345,000	4,247,542
4.30%, 11/05/32 (a)	4,630,000	4,532,585
4.60%, 03/18/33 (a)	10,525,000	10,429,117
4.20%, 09/18/34 (a)	6,160,000	5,930,848
4.60%, 11/05/35 (a)	4,555,000	4,451,738
4.90%, 03/18/36 (a)	11,925,000	11,857,266
OhioHealth Corp.
2.30%, 11/15/31 (a)	1,685,000	1,496,802
Orlando Health Obligated Group
5.48%, 10/01/35 (a)	2,020,000	2,077,045
PeaceHealth Obligated Group
4.86%, 11/15/32 (a)	1,995,000	1,981,414
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 02/16/34 (a)	2,475,000	2,460,002
PepsiCo, Inc.
1.95%, 10/21/31 (a)	6,275,000	5,520,933
3.90%, 07/18/32 (a)	6,860,000	6,635,129
4.65%, 07/23/32 (a)	4,215,000	4,235,358
4.45%, 02/15/33 (a)	5,575,000	5,539,209
4.80%, 07/17/34 (a)	3,355,000	3,370,332
5.00%, 02/07/35 (a)	6,360,000	6,397,015
5.00%, 07/23/35 (a)	6,625,000	6,672,435
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/33 (a)	26,435,000	26,190,476
Pfizer, Inc.
1.75%, 08/18/31 (a)	5,145,000	4,493,900
4.50%, 11/15/32 (a)	6,480,000	6,393,038
4.88%, 11/15/35 (a)	6,540,000	6,467,929
Philip Morris International, Inc.
4.75%, 11/01/31 (a)	3,790,000	3,801,181
4.25%, 10/29/32 (a)	4,480,000	4,345,555
5.75%, 11/17/32 (a)	8,095,000	8,479,836
5.38%, 02/15/33 (a)	12,025,000	12,348,352
5.63%, 09/07/33 (a)	5,305,000	5,517,677
5.25%, 02/13/34 (a)	9,170,000	9,323,139
4.90%, 11/01/34 (a)	3,765,000	3,744,104
4.88%, 04/30/35 (a)	3,205,000	3,160,675
4.63%, 10/29/35 (a)	4,605,000	4,434,385
4.88%, 04/29/36 (a)	3,825,000	3,747,123
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	1,685,000	1,460,794
Pilgrim's Pride Corp.
3.50%, 03/01/32 (a)	4,650,000	4,234,569
6.25%, 07/01/33 (a)	3,610,000	3,768,768
6.88%, 05/15/34 (a)	2,620,000	2,831,644
Procter & Gamble Co.
2.30%, 02/01/32	4,450,000	4,003,621
4.10%, 11/03/32	4,010,000	3,922,863
4.05%, 01/26/33	4,665,000	4,579,071
4.55%, 01/29/34	3,910,000	3,901,242
5.80%, 08/15/34	2,090,000	2,240,585
4.55%, 10/24/34	2,440,000	2,444,807
4.60%, 05/01/35	2,870,000	2,854,904
4.35%, 11/03/35	2,600,000	2,519,166
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32 (a)	2,115,000	2,157,575
5.40%, 10/01/33 (a)	3,330,000	3,409,953
Quest Diagnostics, Inc.
6.40%, 11/30/33 (a)	4,065,000	4,396,623
5.00%, 12/15/34 (a)	4,455,000	4,425,953
5.00%, 06/30/36	2,620,000	2,577,215
Revvity, Inc.
2.25%, 09/15/31 (a)	2,575,000	2,268,884
Reynolds American, Inc.
5.70%, 08/15/35	4,385,000	4,520,058
Royalty Pharma PLC
2.15%, 09/02/31 (a)	3,145,000	2,761,184
5.40%, 09/02/34 (a)	2,745,000	2,770,830
5.20%, 09/25/35 (a)	4,540,000	4,500,593
Sanofi SA
4.20%, 11/03/32 (a)	6,220,000	6,086,705
Smith & Nephew PLC
5.40%, 03/20/34 (a)	3,580,000	3,612,972
Solventum Corp.
5.60%, 03/23/34 (a)	8,840,000	9,048,094
Stryker Corp.
4.63%, 09/11/34 (a)	4,110,000	4,013,949
5.20%, 02/10/35 (a)	5,085,000	5,140,884
Sutter Health
5.21%, 08/15/32	2,570,000	2,625,384
5.16%, 08/15/33 (a)	1,975,000	1,997,436
5.54%, 08/15/35 (a)	4,360,000	4,497,820
Sysco Corp.
4.40%, 07/25/31 (a)	3,100,000	3,022,810
2.45%, 12/14/31 (a)	2,460,000	2,186,030
6.00%, 01/17/34	2,475,000	2,603,428
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.40%, 03/23/35 (a)	2,915,000	2,929,925
5.38%, 09/21/35	1,905,000	1,903,571
4.95%, 03/25/36 (c)	3,490,000	3,359,718
Takeda Pharmaceutical Co. Ltd.
5.30%, 07/05/34 (a)	5,910,000	5,982,338
Takeda U.S. Financing, Inc.
5.20%, 07/07/35 (a)	8,640,000	8,629,632
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31 (a)	6,287,000	5,527,090
4.47%, 10/07/32 (a)	4,040,000	3,977,420
4.95%, 11/21/32 (a)	2,899,000	2,930,019
4.55%, 06/15/33 (a)	3,995,000	3,927,365
5.09%, 08/10/33 (a)	5,689,000	5,763,640
5.20%, 01/31/34 (a)	2,405,000	2,450,358
4.79%, 10/07/35 (a)	4,180,000	4,107,770
4.90%, 02/12/36 (a)	6,570,000	6,492,146
Tyson Foods, Inc.
5.70%, 03/15/34 (a)	4,870,000	5,012,009
4.88%, 08/15/34	2,485,000	2,423,049
4.95%, 02/20/36 (a)	2,700,000	2,623,887
Unilever Capital Corp.
1.75%, 08/12/31 (a)	4,345,000	3,789,361
5.90%, 11/15/32	5,355,000	5,721,657
5.00%, 12/08/33 (a)	4,175,000	4,247,562
4.63%, 08/12/34 (a)	5,285,000	5,204,457
Universal Health Services, Inc.
2.65%, 01/15/32 (a)	2,670,000	2,331,818
5.05%, 10/15/34 (a)	2,565,000	2,458,655
UPMC
5.04%, 05/15/33 (a)	2,515,000	2,531,272
Wyeth LLC
6.50%, 02/01/34	3,855,000	4,226,622
6.00%, 02/15/36	2,720,000	2,891,795
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31 (a)	3,640,000	3,263,114
5.20%, 09/15/34 (a)	3,895,000	3,899,869
5.50%, 02/19/35 (a)	3,200,000	3,259,808
Zoetis, Inc.
5.60%, 11/16/32 (a)	3,925,000	4,078,036
5.00%, 08/17/35 (a)	5,250,000	5,186,318
		1,427,968,238
Energy 6.6%
Antero Resources Corp.
5.40%, 02/01/36 (a)	3,925,000	3,857,058
APA Corp.
6.10%, 02/15/35 (a)	1,835,000	1,894,876
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.65%, 06/15/33 (a)	3,660,000	3,579,883
5.00%, 06/15/36 (a)	10,560,000	10,333,594
Boardwalk Pipelines LP
3.60%, 09/01/32 (a)	2,560,000	2,367,821
5.63%, 08/01/34 (a)	3,255,000	3,323,225
5.38%, 02/15/36 (a)	2,875,000	2,860,108
BP Capital Markets America, Inc.
2.72%, 01/12/32 (a)	10,120,000	9,104,053
4.81%, 02/13/33 (a)	12,010,000	11,933,256
4.89%, 09/11/33 (a)	7,885,000	7,850,779
4.99%, 04/10/34 (a)	5,217,000	5,213,557
5.23%, 11/17/34 (a)	10,205,000	10,341,543
Burlington Resources LLC
7.20%, 08/15/31	2,345,000	2,605,295
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Canadian Natural Resources Ltd.
7.20%, 01/15/32	2,075,000	2,295,490
6.45%, 06/30/33	1,795,000	1,939,803
5.40%, 12/15/34 (a)	3,930,000	3,971,108
5.85%, 02/01/35	1,855,000	1,932,279
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	2,480,000	2,215,533
5.40%, 03/20/36 (a)	2,630,000	2,606,935
Cheniere Energy Partners LP
3.25%, 01/31/32 (a)	6,050,000	5,556,380
5.95%, 06/30/33 (a)	7,370,000	7,697,891
5.75%, 08/15/34 (a)	6,290,000	6,487,317
5.55%, 10/30/35 (a)	5,285,000	5,371,515
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)	7,445,000	7,641,622
Chevron USA, Inc.
4.82%, 04/15/32 (a)	3,480,000	3,515,357
4.50%, 10/15/32 (a)	6,330,000	6,301,262
4.98%, 04/15/35 (a)	3,910,000	3,938,973
4.85%, 10/15/35 (a)	4,850,000	4,835,111
ConocoPhillips
5.90%, 10/15/32	2,610,000	2,769,314
ConocoPhillips Co.
4.85%, 01/15/32 (a)	3,350,000	3,372,412
5.05%, 09/15/33 (a)	5,240,000	5,309,797
5.00%, 01/15/35 (a)	6,595,000	6,584,712
DCP Midstream Operating LP
3.25%, 02/15/32	1,930,000	1,762,129
Devon Energy Corp.
7.88%, 09/30/31	3,465,000	3,953,426
7.95%, 04/15/32	1,945,000	2,231,888
5.60%, 03/15/34 (a)(e)	2,460,000	2,523,394
5.20%, 09/15/34 (a)	6,395,000	6,404,145
5.40%, 02/15/35 (a)(e)	3,690,000	3,721,660
Diamondback Energy, Inc.
6.25%, 03/15/33 (a)	5,565,000	5,922,718
5.40%, 04/18/34 (a)	6,860,000	6,959,058
5.55%, 04/01/35 (a)	6,485,000	6,618,396
Eastern Energy Gas Holdings LLC
5.80%, 01/15/35 (a)	3,775,000	3,910,296
Enbridge, Inc.
5.70%, 03/08/33 (a)	12,020,000	12,415,939
2.50%, 08/01/33 (a)	5,080,000	4,331,411
5.63%, 04/05/34 (a)	6,340,000	6,528,298
5.55%, 06/20/35 (a)	4,815,000	4,904,078
5.20%, 11/20/35 (a)	2,635,000	2,620,191
5.45%, 03/27/36 (a)	5,245,000	5,300,230
7.20%, 06/27/54 (a)(b)	3,700,000	3,933,766
Energy Transfer LP
5.75%, 02/15/33 (a)	7,855,000	8,134,010
6.55%, 12/01/33 (a)	7,860,000	8,506,092
5.55%, 05/15/34 (a)	6,670,000	6,780,655
5.60%, 09/01/34 (a)	6,585,000	6,716,963
4.90%, 03/15/35	2,440,000	2,376,804
5.70%, 04/01/35 (a)	6,575,000	6,743,912
5.35%, 01/15/36 (a)	5,190,000	5,172,977
Enterprise Products Operating LLC
5.35%, 01/31/33 (a)	5,275,000	5,413,310
6.88%, 03/01/33	2,645,000	2,938,674
4.85%, 01/31/34 (a)	5,235,000	5,192,387
6.65%, 10/15/34	1,760,000	1,948,707
4.95%, 02/15/35 (a)	5,765,000	5,725,221
5.20%, 01/15/36 (a)	7,900,000	7,929,151
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
EOG Resources, Inc.
5.00%, 07/15/32 (a)	6,530,000	6,575,514
3.90%, 04/01/35	2,670,000	2,443,611
5.35%, 01/15/36 (a)	6,520,000	6,592,242
EQT Corp.
5.75%, 02/01/34 (a)	3,895,000	3,983,611
Expand Energy Corp.
4.75%, 02/01/32 (a)	6,320,000	6,161,052
5.70%, 01/15/35 (a)	3,765,000	3,807,620
Halliburton Co.
4.85%, 11/15/35	5,415,000	5,260,510
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	2,705,000	2,425,005
5.50%, 12/01/34 (a)	2,945,000	2,891,754
Hess Corp.
7.30%, 08/15/31	3,295,000	3,669,114
7.13%, 03/15/33	2,830,000	3,184,316
HF Sinclair Corp.
5.50%, 09/01/32 (a)	2,530,000	2,546,825
6.25%, 01/15/35 (a)	3,945,000	4,097,869
Kinder Morgan Energy Partners LP
7.75%, 03/15/32	1,695,000	1,928,876
7.30%, 08/15/33	2,515,000	2,837,423
5.80%, 03/15/35	2,760,000	2,863,721
Kinder Morgan, Inc.
7.80%, 08/01/31	2,800,000	3,173,520
7.75%, 01/15/32	5,195,000	5,903,130
4.80%, 02/01/33 (a)	3,859,000	3,817,207
5.20%, 06/01/33 (a)	7,865,000	7,979,042
5.40%, 02/01/34 (a)	5,380,000	5,484,103
5.30%, 12/01/34	3,765,000	3,794,518
5.85%, 06/01/35 (a)	4,135,000	4,320,124
Marathon Petroleum Corp.
5.70%, 03/01/35 (a)	4,660,000	4,785,401
MPLX LP
4.95%, 09/01/32	4,900,000	4,872,315
5.00%, 01/15/33 (a)	3,695,000	3,669,985
5.00%, 03/01/33 (a)	6,045,000	6,006,252
5.50%, 06/01/34 (a)	8,620,000	8,718,785
5.40%, 04/01/35 (a)	6,115,000	6,112,676
5.40%, 09/15/35 (a)	7,670,000	7,651,285
5.30%, 04/01/36 (a)	5,020,000	4,949,569
National Fuel Gas Co.
5.05%, 10/15/31 (a)	2,640,000	2,629,783
5.95%, 03/15/35 (a)	2,580,000	2,660,857
5.50%, 05/15/36	2,790,000	2,773,260
Occidental Petroleum Corp.
7.88%, 09/15/31	2,390,000	2,697,593
5.38%, 01/01/32 (a)	5,205,000	5,310,453
5.55%, 10/01/34 (a)(c)	6,490,000	6,640,243
ONEOK, Inc.
4.75%, 10/15/31 (a)	6,625,000	6,550,005
4.95%, 10/15/32 (a)	3,780,000	3,754,334
6.10%, 11/15/32 (a)	3,615,000	3,806,414
6.05%, 09/01/33 (a)	7,685,000	8,046,272
5.65%, 09/01/34 (a)	2,860,000	2,915,770
5.05%, 11/01/34 (a)	8,445,000	8,262,081
6.00%, 06/15/35	2,110,000	2,194,885
5.40%, 10/15/35 (a)	5,600,000	5,593,056
Ovintiv, Inc.
7.20%, 11/01/31	1,865,000	2,044,749
7.38%, 11/01/31	2,640,000	2,917,860
6.25%, 07/15/33 (a)	3,370,000	3,544,970
6.50%, 08/15/34	2,950,000	3,153,904
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	2,200,000	2,362,888
6.05%, 05/15/36 (a)	2,710,000	2,702,277
Phillips 66
4.65%, 11/15/34	5,210,000	5,048,177
Phillips 66 Co.
5.30%, 06/30/33 (a)	4,940,000	5,006,097
4.95%, 03/15/35 (a)(c)	3,025,000	2,982,015
6.20%, 03/15/56 (a)(b)	5,340,000	5,363,069
Plains All American Pipeline LP
5.95%, 06/15/35 (a)	4,870,000	5,014,493
Plains All American Pipeline LP/PAA Finance Corp.
5.70%, 09/15/34 (a)	3,500,000	3,577,105
5.60%, 01/15/36 (a)	5,460,000	5,480,966
Schlumberger Investment SA
4.80%, 05/07/33 (a)	2,665,000	2,651,702
5.15%, 05/07/36 (a)	5,300,000	5,278,747
Shell Finance U.S., Inc.
4.13%, 05/11/35	6,240,000	5,881,013
4.75%, 01/06/36 (a)	5,080,000	4,973,168
Shell International Finance BV
4.13%, 05/11/35	1,795,000	1,697,101
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (a)	6,560,000	6,536,646
Suncor Energy, Inc.
7.15%, 02/01/32	2,885,000	3,180,713
5.95%, 12/01/34	2,490,000	2,597,867
Targa Resources Corp.
4.20%, 02/01/33 (a)	4,030,000	3,822,294
6.13%, 03/15/33 (a)	4,710,000	4,966,931
6.50%, 03/30/34 (a)	5,250,000	5,660,550
5.50%, 02/15/35 (a)	5,250,000	5,306,123
5.55%, 08/15/35 (a)	5,145,000	5,207,152
5.65%, 02/15/36 (a)	3,875,000	3,945,486
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (a)	5,245,000	4,979,446
Texas Eastern Transmission LP
7.00%, 07/15/32	2,415,000	2,658,432
TotalEnergies Capital SA
5.15%, 04/05/34 (a)	6,730,000	6,825,902
4.72%, 09/10/34 (a)	3,670,000	3,631,282
TotalEnergies Capital USA LLC
4.57%, 01/13/33 (a)	6,715,000	6,585,669
4.86%, 01/13/36 (a)	3,925,000	3,846,775
TransCanada PipeLines Ltd.
4.63%, 03/01/34	6,730,000	6,508,045
5.60%, 03/31/34	1,760,000	1,802,029
5.85%, 03/15/36	2,710,000	2,819,836
6.13%, 10/17/56 (a)(b)	2,460,000	2,485,486
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/36 (a)	5,280,000	5,227,094
Valero Energy Corp.
2.80%, 12/01/31 (a)	2,500,000	2,253,550
7.50%, 04/15/32	3,845,000	4,349,579
5.15%, 03/10/36	4,410,000	4,344,600
Viper Energy Partners LLC
5.70%, 08/01/35 (a)	5,795,000	5,874,623
Western Midstream Operating LP
6.15%, 04/01/33 (a)	3,715,000	3,876,194
5.45%, 11/15/34 (a)	4,430,000	4,408,825
5.50%, 12/15/35 (a)	3,115,000	3,083,071
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Williams Cos., Inc.
8.75%, 03/15/32	2,440,000	2,888,960
4.65%, 08/15/32	5,240,000	5,163,391
5.65%, 03/15/33 (a)	6,595,000	6,791,729
5.15%, 03/15/34 (a)	6,820,000	6,816,726
5.60%, 03/15/35 (a)	5,380,000	5,492,657
5.30%, 09/30/35 (a)	3,940,000	3,932,750
5.15%, 03/15/36 (a)	6,380,000	6,276,261
Woodside Finance Ltd.
5.70%, 05/19/32 (a)	2,505,000	2,579,148
5.10%, 09/12/34 (a)	6,565,000	6,460,157
6.00%, 05/19/35 (a)	6,660,000	6,923,936
		763,359,942
Industrial Other 0.4%
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	3,470,000	3,487,350
5.95%, 04/15/35 (a)	3,325,000	3,311,268
Cintas Corp. No. 2
4.00%, 05/01/32 (a)	4,225,000	4,074,548
Cornell University
4.84%, 06/15/34 (a)	2,680,000	2,692,596
4.73%, 06/15/35 (a)	2,590,000	2,551,072
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	2,459,000	2,539,163
Jacobs Solutions, Inc.
5.38%, 03/03/36 (a)	2,615,000	2,575,958
Johns Hopkins University
4.71%, 07/01/32 (a)	1,424,000	1,430,821
Leland Stanford Junior University
4.68%, 03/01/35 (a)	1,675,000	1,650,930
Northwestern University
4.94%, 12/01/35 (a)	2,575,000	2,581,901
President & Fellows of Harvard College
4.61%, 02/15/35 (a)(c)	3,685,000	3,662,337
5.26%, 03/15/36	1,820,000	1,885,939
Quanta Services, Inc.
2.35%, 01/15/32 (a)	2,505,000	2,199,966
5.25%, 08/09/34 (a)	3,430,000	3,470,851
5.10%, 08/09/35 (a)	2,610,000	2,596,794
Trustees of Columbia University in the City of New York
4.36%, 10/01/35 (a)	1,835,000	1,770,959
Yale University
4.70%, 04/15/32 (a)	2,200,000	2,215,950
		44,698,403
Technology 10.5%
Accenture Capital, Inc.
4.25%, 10/04/31 (a)	6,360,000	6,208,060
4.50%, 10/04/34 (a)	7,965,000	7,643,134
Adobe, Inc.
4.95%, 04/04/34 (a)(c)	3,845,000	3,827,159
5.30%, 01/17/35 (a)	2,930,000	2,965,863
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	2,715,000	2,622,989
Alphabet, Inc.
4.38%, 11/15/32 (a)	6,800,000	6,696,028
4.40%, 02/15/33 (a)	15,775,000	15,442,463
4.50%, 05/15/35 (a)	6,435,000	6,280,817
4.70%, 11/15/35 (a)	18,445,000	18,069,644
4.80%, 02/15/36 (a)	22,180,000	21,800,944
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Analog Devices, Inc.
2.10%, 10/01/31 (a)	5,985,000	5,271,349
5.05%, 04/01/34 (a)	3,345,000	3,381,895
Apple, Inc.
1.70%, 08/05/31 (a)	5,290,000	4,643,350
4.50%, 05/12/32 (a)(c)	5,055,000	5,083,561
3.35%, 08/08/32	7,780,000	7,349,610
4.30%, 05/10/33 (a)	5,485,000	5,440,791
4.75%, 05/12/35 (a)(c)	5,370,000	5,393,252
4.50%, 02/23/36 (c)	6,520,000	6,450,106
Applied Materials, Inc.
5.10%, 10/01/35	2,510,000	2,540,120
4.60%, 01/15/36 (a)	2,515,000	2,439,424
Arrow Electronics, Inc.
2.95%, 02/15/32 (a)(c)	2,480,000	2,204,571
5.88%, 04/10/34 (a)	2,630,000	2,708,874
Atlassian Corp.
5.50%, 05/15/34 (a)	2,665,000	2,629,182
Autodesk, Inc.
2.40%, 12/15/31 (a)	5,175,000	4,538,423
5.30%, 06/15/35 (a)	2,755,000	2,755,909
Automatic Data Processing, Inc.
4.75%, 05/08/32 (a)	5,295,000	5,305,113
4.45%, 09/09/34 (a)	5,340,000	5,205,218
5.00%, 05/07/36 (a)	5,295,000	5,258,041
Avnet, Inc.
5.50%, 06/01/32 (a)	1,440,000	1,457,626
Baidu, Inc.
2.38%, 08/23/31 (a)(c)	3,405,000	3,069,131
Broadcom, Inc.
5.15%, 11/15/31 (a)	7,820,000	7,956,694
4.55%, 02/15/32 (a)	4,345,000	4,286,690
4.15%, 04/15/32 (a)(e)	6,025,000	5,799,364
5.20%, 04/15/32 (a)	6,265,000	6,386,478
4.90%, 07/15/32 (a)	8,610,000	8,636,691
4.30%, 11/15/32 (a)	10,685,000	10,351,414
4.60%, 01/15/33 (a)	6,555,000	6,434,322
2.60%, 02/15/33 (a)	9,125,000	7,932,910
3.42%, 04/15/33 (a)	11,855,000	10,809,033
3.47%, 04/15/34 (a)	17,135,000	15,386,373
4.80%, 10/15/34 (a)	9,305,000	9,113,503
5.20%, 07/15/35 (a)	13,210,000	13,258,084
3.14%, 11/15/35 (a)(e)	17,140,000	14,562,487
4.95%, 01/15/36 (a)	6,520,000	6,408,052
4.80%, 02/15/36 (a)	11,720,000	11,377,190
Broadridge Financial Solutions, Inc.
5.75%, 05/15/36 (a)	2,635,000	2,637,451
Cadence Design Systems, Inc.
4.70%, 09/10/34 (a)	5,315,000	5,204,607
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31 (a)	5,335,000	4,902,812
5.55%, 08/22/34 (a)	3,150,000	3,112,421
CGI, Inc.
2.30%, 09/14/31 (a)	2,190,000	1,903,526
Cisco Systems, Inc.
4.95%, 02/24/32 (a)	5,015,000	5,077,838
5.05%, 02/26/34 (a)	13,725,000	13,847,701
5.10%, 02/24/35 (a)	6,005,000	6,067,572
Concentrix Corp.
6.85%, 08/02/33 (a)(c)	2,915,000	2,591,202
Dell International LLC/EMC Corp.
4.75%, 07/15/31 (a)	5,270,000	5,240,014
5.30%, 04/01/32 (a)	4,970,000	5,054,490
4.75%, 10/06/32 (a)	6,760,000	6,681,584
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 02/01/33 (a)	5,230,000	5,437,003
5.00%, 02/15/34 (a)	4,120,000	4,068,953
5.40%, 04/15/34 (a)	5,435,000	5,514,025
4.85%, 02/01/35 (a)	4,105,000	4,007,999
5.50%, 04/01/35 (a)	5,160,000	5,262,787
5.10%, 02/15/36 (a)	6,610,000	6,516,799
Equifax, Inc.
2.35%, 09/15/31 (a)	5,320,000	4,682,238
Equinix Europe 2 Financing Corp. LLC
4.70%, 03/15/33 (a)	4,185,000	4,080,040
5.50%, 06/15/34 (a)	3,890,000	3,950,295
Equinix, Inc.
3.90%, 04/15/32 (a)	6,450,000	6,097,185
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	2,860,000	2,577,432
Fidelity National Information Services, Inc.
5.10%, 07/15/32 (a)	3,760,000	3,762,782
Fiserv, Inc.
5.60%, 03/02/33 (a)	4,700,000	4,751,324
5.63%, 08/21/33 (a)	6,845,000	6,924,197
5.45%, 03/15/34 (a)	3,795,000	3,766,386
5.15%, 08/12/34 (a)	4,795,000	4,661,315
5.25%, 08/11/35 (a)(c)	5,240,000	5,108,214
Flex Ltd.
5.25%, 01/15/32 (a)	3,230,000	3,234,457
5.38%, 11/13/35 (a)	3,260,000	3,217,196
Gartner, Inc.
5.60%, 11/20/35 (a)	2,360,000	2,233,929
Global Payments, Inc.
2.90%, 11/15/31 (a)	3,770,000	3,322,652
5.40%, 08/15/32	3,810,000	3,792,055
5.20%, 11/15/32 (a)	5,025,000	4,904,400
5.40%, 03/15/33	2,745,000	2,692,076
5.55%, 11/15/35 (a)	9,460,000	9,168,443
Hewlett Packard Enterprise Co.
4.85%, 10/15/31 (a)	6,410,000	6,383,270
5.25%, 04/01/33 (a)	3,295,000	3,307,785
5.00%, 10/15/34 (a)	10,905,000	10,692,025
6.20%, 10/15/35 (a)	3,665,000	3,938,592
HP, Inc.
4.20%, 04/15/32 (a)	3,675,000	3,509,625
5.50%, 01/15/33 (a)(c)	5,815,000	5,940,895
6.10%, 04/25/35 (c)	2,555,000	2,678,407
IBM International Capital Pte. Ltd.
4.90%, 02/05/34 (a)	5,240,000	5,180,002
Intel Corp.
2.00%, 08/12/31 (a)	6,640,000	5,790,412
4.15%, 08/05/32	6,820,000	6,540,994
4.00%, 12/15/32	3,900,000	3,685,305
5.20%, 02/10/33 (a)	11,715,000	11,847,497
5.00%, 08/15/33 (a)	5,215,000	5,175,783
5.15%, 02/21/34	4,910,000	4,914,959
5.30%, 05/15/36 (a)	11,575,000	11,512,495
International Business Machines Corp.
2.72%, 02/09/32 (a)	2,620,000	2,347,415
5.00%, 02/10/32 (a)	4,445,000	4,470,648
4.40%, 07/27/32 (a)	3,885,000	3,775,443
5.88%, 11/29/32	3,115,000	3,295,172
4.60%, 02/03/33 (a)	2,430,000	2,380,185
4.75%, 02/06/33 (a)	3,975,000	3,953,614
5.20%, 02/10/35 (a)	4,850,000	4,868,866
4.95%, 02/03/36 (a)	5,240,000	5,112,249
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Intuit, Inc.
5.20%, 09/15/33 (a)	6,560,000	6,587,027
5.50%, 06/15/36 (a)	5,290,000	5,272,543
Jabil, Inc.
4.75%, 02/01/33 (a)	2,600,000	2,538,484
Keysight Technologies, Inc.
4.95%, 10/15/34	3,255,000	3,223,036
KLA Corp.
4.65%, 07/15/32 (a)	5,320,000	5,312,605
4.70%, 02/01/34 (a)	2,490,000	2,460,917
Kyndryl Holdings, Inc.
3.15%, 10/15/31 (a)	3,455,000	2,883,301
6.35%, 02/20/34 (a)(c)	2,640,000	2,492,767
Leidos, Inc.
5.40%, 03/15/32 (a)	2,665,000	2,701,244
5.75%, 03/15/33 (a)	3,940,000	4,056,979
5.50%, 03/15/35 (a)	2,900,000	2,927,463
5.00%, 03/15/36 (a)	4,015,000	3,870,139
Marvell Technology, Inc.
5.95%, 09/15/33 (a)	2,675,000	2,811,773
5.45%, 07/15/35 (a)	2,775,000	2,814,766
5.30%, 04/15/36 (a)	5,090,000	5,065,721
Mastercard, Inc.
2.00%, 11/18/31 (a)	3,805,000	3,361,679
4.35%, 01/15/32 (a)	6,265,000	6,175,849
4.95%, 03/15/32 (a)	2,520,000	2,559,287
4.85%, 03/09/33 (a)	3,775,000	3,805,577
4.88%, 05/09/34 (a)	5,335,000	5,349,671
4.55%, 01/15/35 (a)	5,780,000	5,634,344
5.00%, 06/08/36	4,070,000	4,057,261
Micron Technology, Inc.
2.70%, 04/15/32 (a)	5,355,000	4,800,383
Microsoft Corp.
3.50%, 02/12/35 (c)	7,855,000	7,239,875
4.20%, 11/03/35 (c)	3,850,000	3,732,921
Mobility Global, Inc.
6.05%, 06/15/36 (a)(e)	3,685,000	3,726,862
Moody's Corp.
2.00%, 08/19/31 (a)	3,085,000	2,714,584
4.25%, 08/08/32	2,550,000	2,475,030
5.00%, 08/05/34 (a)(c)	2,725,000	2,728,243
Motorola Solutions, Inc.
5.60%, 06/01/32 (a)	3,400,000	3,500,198
5.20%, 08/15/32 (a)	2,545,000	2,570,170
5.40%, 04/15/34 (a)	4,575,000	4,632,645
5.55%, 08/15/35 (a)	4,680,000	4,765,270
MSCI, Inc.
5.25%, 09/01/35 (a)	6,675,000	6,536,627
5.15%, 03/15/36 (a)	2,475,000	2,394,266
NetApp, Inc.
5.50%, 03/17/32 (a)	3,140,000	3,210,210
5.70%, 03/17/35 (a)	3,200,000	3,278,912
NVIDIA Corp.
4.75%, 06/15/33 (a)	18,470,000	18,419,577
4.95%, 06/15/36 (a)	21,135,000	20,956,621
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.65%, 02/15/32 (a)	5,305,000	4,699,275
4.85%, 08/19/32 (a)	1,610,000	1,591,083
5.00%, 01/15/33 (a)	5,300,000	5,284,153
5.25%, 08/19/35 (a)	3,720,000	3,722,678
Oracle Corp.
5.25%, 02/03/32 (a)	6,645,000	6,549,644
4.80%, 09/26/32 (a)	15,905,000	15,138,220
6.25%, 11/09/32 (a)	11,560,000	11,884,605
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 02/06/33 (a)	7,920,000	7,520,753
5.35%, 05/04/33 (a)	15,805,000	15,354,083
4.30%, 07/08/34	9,205,000	8,219,237
4.70%, 09/27/34 (a)	9,085,000	8,328,946
3.90%, 05/15/35	6,690,000	5,687,771
5.50%, 08/03/35 (a)	8,910,000	8,529,276
5.20%, 09/26/35 (a)	20,955,000	19,620,166
5.70%, 02/04/36 (a)	26,180,000	25,392,506
Paychex, Inc.
5.35%, 04/15/32 (a)	7,865,000	7,960,560
5.60%, 04/15/35 (a)(c)	6,340,000	6,405,048
PayPal Holdings, Inc.
4.40%, 06/01/32 (a)	5,055,000	4,918,667
5.15%, 06/01/34 (a)	4,490,000	4,466,203
5.10%, 04/01/35 (a)	3,145,000	3,102,763
5.55%, 06/01/36 (a)	2,820,000	2,821,579
QUALCOMM, Inc.
1.65%, 05/20/32 (a)	6,515,000	5,522,570
4.25%, 05/20/32 (a)	2,490,000	2,443,935
4.75%, 05/20/32	2,045,000	2,049,397
5.40%, 05/20/33 (a)	3,665,000	3,795,584
4.65%, 05/20/35	5,255,000	5,146,011
5.00%, 05/20/35	3,355,000	3,342,217
RELX Capital, Inc.
4.75%, 05/20/32 (a)	2,575,000	2,557,490
5.25%, 03/27/35 (a)	4,055,000	4,090,441
Roper Technologies, Inc.
4.75%, 02/15/32 (a)	2,675,000	2,647,501
4.90%, 10/15/34 (a)	5,320,000	5,142,472
5.10%, 09/15/35 (a)	5,110,000	4,966,358
S&P Global, Inc.
2.90%, 03/01/32 (a)	7,845,000	7,115,729
5.25%, 09/15/33 (a)	3,855,000	3,938,576
4.80%, 12/04/35 (a)(e)	2,170,000	2,118,528
Salesforce, Inc.
1.95%, 07/15/31 (a)	7,760,000	6,759,969
4.90%, 09/15/31 (a)	19,775,000	19,732,681
5.20%, 03/15/33 (a)	14,450,000	14,481,212
5.55%, 03/15/36 (a)	23,555,000	23,495,641
ServiceNow, Inc.
4.70%, 08/15/31 (a)	3,100,000	3,084,872
5.05%, 05/15/33 (a)	3,420,000	3,417,572
5.40%, 05/15/36 (a)	6,610,000	6,605,836
Sony Group Corp.
5.09%, 06/30/36 (a)	2,650,000	2,650,504
Synopsys, Inc.
5.00%, 04/01/32 (a)	7,965,000	7,980,930
5.15%, 04/01/35 (a)	12,495,000	12,436,773
TD SYNNEX Corp.
2.65%, 08/09/31 (a)	2,545,000	2,266,068
6.10%, 04/12/34 (a)	3,185,000	3,315,840
5.30%, 10/10/35	3,155,000	3,105,624
Texas Instruments, Inc.
1.90%, 09/15/31	2,495,000	2,191,134
3.65%, 08/16/32	2,060,000	1,957,742
4.90%, 03/14/33 (a)	5,075,000	5,142,041
4.85%, 02/08/34 (a)	3,230,000	3,242,145
5.10%, 05/23/35 (a)	3,535,000	3,565,295
TR Finance LLC
5.50%, 08/15/35	2,030,000	2,055,761
Trimble, Inc.
6.10%, 03/15/33 (a)	4,140,000	4,323,982
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TSMC Arizona Corp.
2.50%, 10/25/31 (a)	6,700,000	6,059,748
4.25%, 04/22/32 (a)	5,220,000	5,149,948
VeriSign, Inc.
5.10%, 07/15/31 (a)	2,920,000	2,929,227
5.25%, 06/01/32 (a)	2,635,000	2,649,914
Verisk Analytics, Inc.
5.75%, 04/01/33 (a)	2,470,000	2,562,106
5.25%, 06/05/34 (a)	3,215,000	3,213,778
5.25%, 03/15/35 (a)	3,620,000	3,600,923
5.13%, 03/15/36	2,805,000	2,742,785
Visa, Inc.
4.40%, 02/12/33 (a)	3,830,000	3,772,435
4.15%, 12/14/35	7,875,000	7,517,475
4.70%, 02/12/36 (a)	3,280,000	3,241,296
VMware LLC
2.20%, 08/15/31 (a)	7,965,000	7,017,324
Workday, Inc.
3.80%, 04/01/32 (a)	6,670,000	6,213,505
		1,214,939,908
Transportation 1.2%
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	1,925,481	1,808,026
American Airlines 2021-1 Class AA Pass-Through Trust
2.88%, 01/11/36	3,220,844	2,884,717
Canadian National Railway Co.
3.85%, 08/05/32	4,155,000	3,955,726
5.85%, 11/01/33 (a)	1,915,000	2,046,771
6.25%, 08/01/34	2,430,000	2,652,758
4.38%, 09/18/34 (a)	4,000,000	3,864,240
4.75%, 11/12/35 (a)	1,990,000	1,949,225
4.95%, 05/12/36 (a)	2,350,000	2,337,075
6.20%, 06/01/36	2,350,000	2,553,087
Canadian Pacific Railway Co.
7.13%, 10/15/31	1,740,000	1,924,162
2.45%, 12/02/31 (a)	7,215,000	6,418,103
5.20%, 03/30/35 (a)	3,070,000	3,106,072
4.80%, 09/15/35	1,715,000	1,685,468
CSX Corp.
4.10%, 11/15/32 (a)	4,940,000	4,783,204
5.20%, 11/15/33 (a)	3,120,000	3,185,926
5.05%, 06/15/35 (a)	4,725,000	4,737,994
Federal Express Corp. Pass-Through Trusts
1.88%, 08/20/35	3,416,559	2,952,795
FedEx Corp.
4.90%, 01/15/34	1,855,000	1,843,647
3.90%, 02/01/35	2,020,000	1,864,884
Fedex Freight Holding Co., Inc.
4.95%, 03/15/33 (a)(e)	3,725,000	3,650,351
5.25%, 03/15/36 (a)(e)	5,170,000	5,037,545
GXO Logistics, Inc.
2.65%, 07/15/31 (a)	2,065,000	1,831,139
6.50%, 05/06/34 (a)	2,625,000	2,754,964
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	2,012,542	1,767,676
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34 (c)	2,032,307	1,921,566
Norfolk Southern Corp.
3.00%, 03/15/32 (a)	2,900,000	2,654,022
4.45%, 03/01/33 (a)	2,452,000	2,403,892
5.55%, 03/15/34	2,530,000	2,623,357
5.10%, 05/01/35 (a)	2,060,000	2,071,804
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ryder System, Inc.
6.60%, 12/01/33 (a)	3,190,000	3,483,289
Southwest Airlines Co.
5.25%, 11/15/35 (a)	4,240,000	4,102,370
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)(c)	3,440,000	3,081,002
5.15%, 02/15/33 (a)	2,890,000	2,835,610
Union Pacific Corp.
2.80%, 02/14/32 (a)	6,493,000	5,910,448
4.50%, 01/20/33 (a)	4,690,000	4,651,401
3.38%, 02/01/35	2,335,000	2,078,594
5.10%, 02/20/35 (a)	5,290,000	5,370,990
2.89%, 04/06/36 (a)	3,635,000	3,061,797
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	2,106,047	2,049,058
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	2,435,133	2,216,093
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 07/15/37	6,406,268	6,651,756
United Parcel Service, Inc.
4.88%, 03/03/33 (a)	4,745,000	4,802,035
5.15%, 05/22/34 (a)	4,615,000	4,713,253
5.25%, 05/14/35 (a)	6,675,000	6,812,371
		145,090,263
		6,053,217,930

Utility 9.8%
Electric 8.8%
AEP Texas, Inc.
4.70%, 05/15/32 (a)	2,625,000	2,593,211
5.40%, 06/01/33 (a)	2,305,000	2,343,563
5.70%, 05/15/34 (a)	2,510,000	2,591,299
5.20%, 04/15/36 (a)	3,735,000	3,684,092
AEP Transmission Co. LLC
5.15%, 04/01/34 (a)	2,305,000	2,322,034
5.38%, 06/15/35 (a)	2,260,000	2,297,154
5.25%, 06/01/36	3,700,000	3,715,392
AES Corp.
5.80%, 03/15/32 (a)	3,835,000	3,887,079
5.75%, 07/15/33	2,370,000	2,385,832
Alabama Power Co.
3.05%, 03/15/32 (a)	3,680,000	3,375,848
3.94%, 09/01/32	2,264,000	2,167,576
5.85%, 11/15/33 (a)	1,595,000	1,677,382
5.10%, 04/02/35 (a)	2,640,000	2,657,424
Ameren Corp.
5.38%, 03/15/35 (a)	3,840,000	3,884,314
5.00%, 05/15/36	2,070,000	2,021,334
Ameren Illinois Co.
3.85%, 09/01/32	2,480,000	2,356,893
4.95%, 06/01/33 (a)	2,540,000	2,545,842
American Electric Power Co., Inc.
5.95%, 11/01/32 (a)	2,475,000	2,610,160
5.63%, 03/01/33 (a)	4,225,000	4,379,170
6.95%, 12/15/54 (a)(b)	3,220,000	3,439,379
6.05%, 03/15/56 (a)(b)	8,205,000	8,161,678
Appalachian Power Co.
4.50%, 08/01/32	2,915,000	2,859,819
5.65%, 04/01/34	2,035,000	2,093,079
Arizona Public Service Co.
2.20%, 12/15/31 (a)	2,305,000	2,014,501
6.35%, 12/15/32 (a)	1,950,000	2,079,753
5.55%, 08/01/33 (a)	2,520,000	2,591,190
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.70%, 08/15/34 (a)	4,040,000	4,175,865
5.10%, 03/15/36	3,010,000	2,962,201
Baltimore Gas & Electric Co.
5.15%, 06/01/33 (a)	2,870,000	2,895,916
5.30%, 06/01/34 (a)	2,215,000	2,241,558
5.45%, 06/01/35 (a)	3,410,000	3,469,436
Berkshire Hathaway Energy Co.
6.13%, 04/01/36	8,665,000	9,252,054
Black Hills Corp.
4.35%, 05/01/33 (a)	2,180,000	2,077,627
6.15%, 05/15/34 (a)	2,240,000	2,352,874
6.00%, 01/15/35	2,265,000	2,356,121
CenterPoint Energy Houston Electric LLC
3.00%, 03/01/32 (a)	1,600,000	1,457,408
4.45%, 10/01/32 (a)	2,750,000	2,694,807
6.95%, 03/15/33	1,670,000	1,857,992
4.95%, 04/01/33 (a)	2,885,000	2,894,780
5.15%, 03/01/34	1,955,000	1,974,198
5.05%, 03/01/35 (a)	2,900,000	2,898,811
4.95%, 08/15/35 (a)	3,045,000	3,012,814
4.85%, 04/01/36 (a)	4,280,000	4,191,147
CenterPoint Energy, Inc.
6.85%, 02/15/55 (a)(b)	2,025,000	2,130,665
CMS Energy Corp.
6.50%, 06/01/55 (a)(b)	5,310,000	5,432,289
Commonwealth Edison Co.
3.15%, 03/15/32 (a)	1,555,000	1,433,352
4.90%, 02/01/33 (a)	1,960,000	1,975,562
5.30%, 06/01/34	2,045,000	2,092,812
5.90%, 03/15/36	3,205,000	3,391,114
Connecticut Light & Power Co.
2.05%, 07/01/31 (a)	2,235,000	1,972,343
4.90%, 07/01/33 (a)	1,505,000	1,512,721
4.95%, 08/15/34 (a)(c)	1,820,000	1,812,702
Consolidated Edison Co. of New York, Inc.
5.20%, 03/01/33 (a)	2,540,000	2,589,073
5.50%, 03/15/34 (a)	3,140,000	3,250,151
5.38%, 05/15/34	1,990,000	2,035,153
5.30%, 03/01/35	1,790,000	1,817,852
5.13%, 03/15/35 (a)	2,365,000	2,370,085
5.85%, 03/15/36	2,030,000	2,127,196
5.15%, 06/15/36	2,540,000	2,533,599
6.20%, 06/15/36	2,280,000	2,453,440
Constellation Energy Generation LLC
4.80%, 01/15/32 (a)	3,140,000	3,115,665
5.80%, 03/01/33 (a)	3,090,000	3,227,227
6.13%, 01/15/34 (a)	2,780,000	2,953,250
5.30%, 06/01/36 (a)	4,500,000	4,477,995
Consumers Energy Co.
3.60%, 08/15/32	1,730,000	1,627,653
4.63%, 05/15/33 (a)	3,684,000	3,634,782
5.05%, 05/15/35 (a)	3,250,000	3,256,142
5.13%, 05/01/36 (a)	4,460,000	4,459,732
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	1,910,000	1,695,240
6.63%, 02/01/32	1,560,000	1,700,837
5.30%, 05/15/33	1,625,000	1,667,380
5.30%, 01/15/35 (a)	2,210,000	2,240,365
Dominion Energy, Inc.
2.25%, 08/15/31 (a)	4,495,000	3,976,007
4.35%, 08/15/32	2,330,000	2,254,625
5.38%, 11/15/32 (a)	4,295,000	4,387,300
6.30%, 03/15/33	1,490,000	1,592,065
5.25%, 08/01/33	2,985,000	3,012,641
5.45%, 03/15/35 (a)	4,025,000	4,091,694
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.95%, 06/15/35	2,435,000	2,558,941
5.35%, 06/15/36 (a)	4,170,000	4,176,797
7.00%, 06/01/54 (a)(b)	5,330,000	5,648,681
6.63%, 05/15/55 (a)(b)	6,540,000	6,734,827
6.20%, 02/15/56 (a)(b)	7,115,000	7,143,247
6.15%, 12/15/56 (a)(b)	5,310,000	5,328,213
DTE Electric Co.
3.00%, 03/01/32 (a)	2,495,000	2,293,504
5.20%, 04/01/33 (a)	3,330,000	3,402,194
5.20%, 03/01/34 (a)	2,820,000	2,870,591
5.25%, 05/15/35 (a)	3,525,000	3,567,159
4.85%, 03/01/36 (a)	4,055,000	3,964,736
DTE Energy Co.
5.85%, 06/01/34 (a)	4,370,000	4,564,946
5.05%, 10/01/35 (a)	2,790,000	2,742,151
6.20%, 07/01/58 (a)(b)	5,320,000	5,366,614
Duke Energy Carolinas LLC
2.85%, 03/15/32 (a)	2,545,000	2,307,246
6.45%, 10/15/32	1,775,000	1,918,740
4.95%, 01/15/33 (a)	6,525,000	6,573,611
4.85%, 01/15/34 (a)	3,010,000	2,993,294
5.25%, 03/15/35 (a)	3,810,000	3,863,873
5.15%, 06/15/36 (a)	5,330,000	5,336,396
Duke Energy Corp.
4.50%, 08/15/32	6,065,000	5,948,795
5.75%, 09/15/33 (a)	2,945,000	3,072,666
5.45%, 06/15/34 (a)	3,960,000	4,046,566
4.95%, 09/15/35 (a)	5,230,000	5,117,921
6.45%, 09/01/54 (a)(b)	5,395,000	5,595,316
Duke Energy Florida LLC
2.40%, 12/15/31	3,245,000	2,890,873
5.88%, 11/15/33 (a)	3,335,000	3,519,826
4.85%, 12/01/35 (a)	3,285,000	3,220,220
Duke Energy Indiana LLC
5.25%, 03/01/34 (a)	1,495,000	1,519,383
6.12%, 10/15/35	1,865,000	1,980,537
4.95%, 03/15/36 (a)	2,485,000	2,446,284
Duke Energy Ohio, Inc.
5.25%, 04/01/33 (a)	1,960,000	1,996,574
5.30%, 06/15/35 (a)	1,775,000	1,792,502
Duke Energy Progress LLC
2.00%, 08/15/31 (a)	3,415,000	3,015,411
3.40%, 04/01/32 (a)	2,745,000	2,558,999
5.25%, 03/15/33 (a)	2,490,000	2,541,095
5.10%, 03/15/34 (a)	2,725,000	2,766,638
5.05%, 03/15/35 (a)	4,390,000	4,396,146
Edison International
5.25%, 03/15/32 (a)	2,730,000	2,694,892
El Paso Electric Co.
6.00%, 05/15/35	2,195,000	2,256,219
Emera U.S. Finance LLC
5.20%, 04/01/33	1,525,000	1,519,358
Entergy Arkansas LLC
5.15%, 01/15/33 (a)	2,298,000	2,324,979
5.30%, 09/15/33 (a)	2,145,000	2,194,356
5.45%, 06/01/34 (a)	3,415,000	3,514,445
4.95%, 01/15/36 (a)	2,530,000	2,483,853
Entergy Corp.
6.10%, 06/15/56 (a)(b)	3,840,000	3,849,946
Entergy Louisiana LLC
2.35%, 06/15/32 (a)	2,442,000	2,140,047
4.00%, 03/15/33 (a)	3,900,000	3,689,439
5.35%, 03/15/34 (a)	2,460,000	2,522,287
5.15%, 09/15/34 (a)	3,430,000	3,464,952
4.90%, 04/15/36 (a)	3,875,000	3,781,264
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Entergy Mississippi LLC
5.00%, 09/01/33 (a)	1,630,000	1,634,173
5.05%, 04/15/36	3,565,000	3,505,892
Entergy Texas, Inc.
5.25%, 04/15/35 (a)	2,645,000	2,656,902
5.20%, 06/15/36 (a)	2,250,000	2,236,343
Evergy Kansas Central, Inc.
5.90%, 11/15/33 (c)	1,585,000	1,672,112
5.25%, 03/15/35 (a)	3,130,000	3,145,713
Evergy Metro, Inc.
4.95%, 04/15/33 (a)	1,545,000	1,542,899
5.40%, 04/01/34 (a)	1,795,000	1,839,283
5.13%, 08/15/35 (a)	1,955,000	1,938,558
Eversource Energy
3.38%, 03/01/32 (a)	3,190,000	2,933,205
5.13%, 05/15/33 (a)	4,280,000	4,283,724
5.50%, 01/01/34 (a)	3,235,000	3,292,389
5.95%, 07/15/34 (a)	3,385,000	3,541,319
6.10%, 08/15/56 (a)(b)	3,975,000	3,965,142
Exelon Corp.
3.35%, 03/15/32 (a)	3,075,000	2,845,759
5.30%, 03/15/33 (a)	4,490,000	4,570,551
5.45%, 03/15/34 (a)	3,300,000	3,366,594
4.95%, 06/15/35 (a)(e)	1,840,000	1,791,332
5.63%, 06/15/35	2,610,000	2,676,059
4.95%, 03/15/36 (a)	4,140,000	4,024,080
6.50%, 03/15/55 (a)(b)	5,460,000	5,605,454
FirstEnergy Transmission LLC
4.75%, 01/15/33 (a)	2,510,000	2,463,841
5.00%, 01/15/35	2,105,000	2,070,689
Florida Power & Light Co.
2.45%, 02/03/32 (a)	7,325,000	6,534,266
5.10%, 04/01/33 (a)	3,925,000	3,978,851
4.80%, 05/15/33 (a)	3,930,000	3,918,013
5.63%, 04/01/34	2,205,000	2,292,031
5.30%, 06/15/34 (a)	5,650,000	5,764,808
5.00%, 08/01/34 (a)	1,830,000	1,835,673
4.95%, 06/01/35	1,815,000	1,805,126
4.70%, 02/15/36 (a)	3,365,000	3,266,002
5.13%, 06/01/36 (a)	3,340,000	3,343,975
Georgia Power Co.
4.70%, 05/15/32 (a)	3,850,000	3,848,306
4.95%, 05/17/33 (a)	5,271,000	5,304,049
5.25%, 03/15/34 (a)	4,710,000	4,785,972
5.20%, 03/15/35 (a)	3,675,000	3,719,835
Idaho Power Co.
5.20%, 08/15/34 (a)	1,850,000	1,876,141
4.85%, 03/01/36	1,735,000	1,689,786
Interstate Power & Light Co.
5.70%, 10/15/33	1,515,000	1,570,737
4.95%, 09/30/34	1,810,000	1,776,714
5.60%, 06/29/35 (a)	3,060,000	3,144,487
IPALCO Enterprises, Inc.
5.75%, 04/01/34 (a)	2,240,000	2,238,544
Jersey Central Power & Light Co.
5.10%, 01/15/35 (a)	3,600,000	3,595,500
5.15%, 01/15/36 (a)	2,630,000	2,618,244
Kentucky Utilities Co.
5.45%, 04/15/33 (a)	2,710,000	2,786,314
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	1,945,000	1,999,499
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MidAmerican Energy Co.
6.75%, 12/30/31	2,145,000	2,354,416
5.35%, 01/15/34 (a)	1,820,000	1,868,103
5.75%, 11/01/35	1,615,000	1,695,992
National Grid PLC
5.81%, 06/12/33 (a)	4,250,000	4,427,480
5.42%, 01/11/34 (a)	3,925,000	3,980,892
5.41%, 06/09/36 (a)	3,970,000	3,954,438
National Rural Utilities Cooperative Finance Corp.
8.00%, 03/01/32	2,205,000	2,546,113
2.75%, 04/15/32 (a)	2,570,000	2,300,638
4.02%, 11/01/32	3,310,000	3,164,559
4.15%, 12/15/32	2,380,000	2,292,868
5.80%, 01/15/33 (a)	3,567,000	3,751,236
5.00%, 08/15/34 (a)	1,735,000	1,739,979
Nevada Power Co.
6.65%, 04/01/36	2,000,000	2,199,220
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/32 (a)	4,985,000	4,398,265
5.30%, 03/15/32 (a)	3,780,000	3,850,913
5.00%, 07/15/32 (a)	5,890,000	5,919,862
5.05%, 02/28/33 (a)	5,205,000	5,232,326
5.25%, 03/15/34 (a)	5,405,000	5,473,914
5.45%, 03/15/35 (a)	5,240,000	5,321,010
6.75%, 06/15/54 (a)(b)	6,355,000	6,611,615
6.50%, 08/15/55 (a)(b)	5,525,000	5,673,899
6.00%, 10/01/56 (a)(b)	5,280,000	5,280,475
Northern States Power Co.
5.05%, 05/15/35 (a)	3,170,000	3,179,890
4.85%, 05/15/36 (a)	3,120,000	3,067,366
6.25%, 06/01/36	2,450,000	2,652,419
NSTAR Electric Co.
1.95%, 08/15/31 (a)	1,520,000	1,333,815
5.40%, 06/01/34 (a)	3,920,000	4,004,672
5.20%, 03/01/35 (a)	4,285,000	4,318,037
5.20%, 05/15/36 (a)	1,840,000	1,848,666
Ohio Power Co.
5.00%, 06/01/33	2,127,000	2,122,746
5.65%, 06/01/34 (a)	1,800,000	1,858,194
Oklahoma Gas & Electric Co.
5.40%, 01/15/33 (a)	2,465,000	2,530,889
Oncor Electric Delivery Co. LLC
7.00%, 05/01/32	2,605,000	2,888,711
4.15%, 06/01/32 (a)	1,905,000	1,847,964
4.55%, 09/15/32 (a)	3,380,000	3,329,165
7.25%, 01/15/33	1,675,000	1,891,946
5.65%, 11/15/33 (a)	4,315,000	4,503,307
5.35%, 04/01/35 (a)	3,540,000	3,603,295
Pacific Gas & Electric Co.
5.05%, 11/15/31 (a)	4,390,000	4,387,498
4.40%, 03/01/32 (a)	2,195,000	2,121,599
5.90%, 06/15/32 (a)	2,900,000	3,003,675
5.05%, 10/15/32 (a)	4,290,000	4,262,673
6.15%, 01/15/33 (a)	4,225,000	4,416,477
6.40%, 06/15/33 (a)	6,355,000	6,727,467
6.95%, 03/15/34 (a)	4,085,000	4,455,836
5.80%, 05/15/34 (a)	5,790,000	5,921,549
5.70%, 03/01/35 (a)	4,905,000	4,956,453
6.00%, 08/15/35 (a)	4,385,000	4,522,075
5.20%, 05/01/36 (a)	5,455,000	5,301,878
PacifiCorp
7.70%, 11/15/31	1,685,000	1,897,731
5.45%, 04/15/33 (a)	4,140,000	4,204,418
5.45%, 02/15/34 (a)	5,650,000	5,714,749
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 06/15/35	1,500,000	1,484,040
5.80%, 04/15/36 (a)	4,465,000	4,581,626
PECO Energy Co.
4.90%, 06/15/33 (a)	2,759,000	2,779,637
4.88%, 09/15/35 (a)	2,705,000	2,680,898
Potomac Electric Power Co.
5.20%, 03/15/34 (a)	1,895,000	1,924,562
PPL Capital Funding, Inc.
5.25%, 09/01/34 (a)	4,175,000	4,195,332
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	2,925,000	2,947,786
4.85%, 02/15/34 (a)	3,205,000	3,185,161
Progress Energy, Inc.
7.00%, 10/30/31	1,960,000	2,149,297
Public Service Co. of Colorado
4.10%, 06/01/32 (a)	1,660,000	1,595,791
5.35%, 05/15/34 (a)	4,495,000	4,563,684
5.15%, 09/15/35 (a)	4,060,000	4,037,873
5.05%, 06/15/36 (a)	3,180,000	3,136,784
Public Service Co. of New Hampshire
5.35%, 10/01/33 (a)	3,465,000	3,540,260
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	2,060,000	1,812,017
5.25%, 01/15/33 (a)	2,410,000	2,445,788
5.20%, 01/15/35 (a)	3,175,000	3,165,284
5.45%, 01/15/36 (a)	3,960,000	4,001,382
Public Service Electric & Gas Co.
1.90%, 08/15/31 (a)	2,080,000	1,819,854
3.10%, 03/15/32	2,760,000	2,538,786
4.90%, 12/15/32 (a)	1,980,000	1,992,236
4.65%, 03/15/33 (a)	2,475,000	2,452,329
5.20%, 08/01/33 (a)	2,625,000	2,678,839
5.20%, 03/01/34	2,360,000	2,396,627
4.85%, 08/01/34 (a)	3,430,000	3,404,892
5.05%, 03/01/35	1,990,000	1,996,826
4.90%, 08/15/35 (a)	2,370,000	2,351,158
Public Service Enterprise Group, Inc.
2.45%, 11/15/31	3,835,000	3,401,722
6.13%, 10/15/33 (a)	2,150,000	2,277,194
5.45%, 04/01/34 (a)	2,645,000	2,696,974
5.40%, 03/15/35 (a)	1,940,000	1,963,513
Puget Energy, Inc.
4.22%, 03/15/32 (a)	2,355,000	2,261,083
5.73%, 03/15/35 (a)	3,140,000	3,162,263
Puget Sound Energy, Inc.
5.33%, 06/15/34 (a)	2,045,000	2,085,696
San Diego Gas & Electric Co.
3.00%, 03/15/32 (a)	2,425,000	2,205,174
5.40%, 04/15/35 (a)	4,670,000	4,751,071
5.20%, 03/15/36 (a)	3,320,000	3,307,384
Sierra Pacific Power Co.
6.38%, 09/15/56 (a)(b)	3,280,000	3,275,506
Southern California Edison Co.
4.95%, 09/15/31 (a)	2,630,000	2,625,056
2.75%, 02/01/32 (a)	2,440,000	2,170,575
5.95%, 11/01/32 (a)	4,315,000	4,495,108
4.80%, 03/15/33	2,965,000	2,906,174
6.00%, 01/15/34	2,910,000	3,019,561
5.20%, 06/01/34 (a)	4,705,000	4,662,702
5.45%, 03/01/35 (a)	4,730,000	4,741,447
5.75%, 04/01/35	1,710,000	1,731,785
5.35%, 07/15/35	1,710,000	1,689,104
5.63%, 02/01/36	1,710,000	1,711,112
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southern Co.
5.70%, 10/15/32 (a)	2,890,000	3,004,762
5.20%, 06/15/33 (a)	3,925,000	3,957,263
5.70%, 03/15/34 (a)	5,670,000	5,876,104
4.85%, 03/15/35 (a)	3,890,000	3,798,702
6.38%, 03/15/55 (a)(b)	9,525,000	9,777,317
6.00%, 04/01/58 (a)(b)	6,915,000	6,934,155
Southern Power Co.
4.90%, 10/01/35 (a)	2,725,000	2,646,247
Southwestern Electric Power Co.
5.30%, 04/01/33 (a)	3,610,000	3,658,049
5.20%, 04/01/36 (a)	3,075,000	3,035,794
Southwestern Public Service Co.
5.30%, 05/15/35	2,455,000	2,462,758
System Energy Resources, Inc.
5.30%, 12/15/34 (a)	2,725,000	2,720,694
Tampa Electric Co.
5.15%, 03/01/35	3,020,000	3,031,597
Tucson Electric Power Co.
3.25%, 05/15/32 (a)(c)	1,620,000	1,483,450
5.20%, 09/15/34 (a)	1,985,000	2,002,845
Union Electric Co.
2.15%, 03/15/32	2,635,000	2,308,049
5.20%, 04/01/34 (a)	2,455,000	2,489,026
5.25%, 04/15/35 (a)	3,120,000	3,149,671
4.80%, 03/15/36 (a)	2,310,000	2,250,240
Virginia Electric & Power Co.
2.30%, 11/15/31	2,475,000	2,198,642
2.40%, 03/30/32 (a)	2,950,000	2,601,575
5.00%, 04/01/33 (a)	3,835,000	3,856,591
5.30%, 08/15/33 (a)	2,065,000	2,107,807
5.00%, 01/15/34 (a)	2,610,000	2,605,459
5.05%, 08/15/34 (a)	3,065,000	3,067,575
5.15%, 03/15/35 (a)	3,270,000	3,273,695
4.90%, 09/15/35 (a)	4,310,000	4,224,274
6.00%, 01/15/36	3,135,000	3,306,579
4.95%, 03/15/36 (a)	6,795,000	6,651,490
Vistra Operations Co. LLC
5.25%, 04/30/33 (a)(e)	5,030,000	4,998,462
5.55%, 04/30/36 (a)(e)	8,145,000	8,108,266
Wisconsin Electric Power Co.
4.75%, 09/30/32 (a)	2,430,000	2,437,266
5.63%, 05/15/33	1,795,000	1,883,799
4.60%, 10/01/34 (a)	1,590,000	1,557,834
5.10%, 06/15/36	2,280,000	2,279,612
Wisconsin Power & Light Co.
1.95%, 09/16/31 (a)	1,460,000	1,266,360
3.95%, 09/01/32	3,000,000	2,855,220
4.95%, 04/01/33 (a)	1,560,000	1,560,967
5.38%, 03/30/34 (a)	2,160,000	2,193,739
Xcel Energy, Inc.
2.35%, 11/15/31	1,550,000	1,363,582
4.60%, 06/01/32 (a)	3,415,000	3,353,803
5.45%, 08/15/33 (a)	4,170,000	4,247,729
5.50%, 03/15/34 (a)	4,255,000	4,326,441
5.60%, 04/15/35 (a)	3,980,000	4,058,207
5.75%, 12/03/56 (a)(b)	4,275,000	4,225,538
		1,020,423,313
Natural Gas 0.8%
Atmos Energy Corp.
4.75%, 01/15/32	3,820,000	3,808,884
5.45%, 10/15/32 (a)	1,580,000	1,626,784
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.90%, 11/15/33 (a)	3,830,000	4,065,468
5.20%, 08/15/35 (a)	2,630,000	2,667,057
CenterPoint Energy Resources Corp.
4.40%, 07/01/32	2,785,000	2,717,157
5.40%, 07/01/34 (a)	1,945,000	1,979,465
National Grid USA
5.80%, 04/01/35	1,620,000	1,690,664
NiSource, Inc.
5.40%, 06/30/33 (a)	2,370,000	2,434,701
5.35%, 04/01/34 (a)	3,410,000	3,476,393
5.35%, 07/15/35 (a)	4,640,000	4,680,739
5.30%, 05/18/36 (a)	3,930,000	3,933,105
6.38%, 03/31/55 (a)(b)	2,665,000	2,748,228
5.75%, 07/15/56 (a)(b)	5,190,000	5,186,834
Northwest Natural Holding Co.
7.00%, 09/15/55 (a)(b)	1,705,000	1,771,001
ONE Gas, Inc.
4.25%, 09/01/32	1,575,000	1,533,625
Piedmont Natural Gas Co., Inc.
5.40%, 06/15/33 (a)	1,840,000	1,883,626
5.10%, 02/15/35 (a)	1,985,000	1,978,092
Sempra
5.50%, 08/01/33 (a)	3,555,000	3,651,483
5.25%, 03/15/36 (a)	4,230,000	4,176,321
6.40%, 10/01/54 (a)(b)	6,510,000	6,542,420
6.55%, 04/01/55 (a)(b)	3,200,000	3,223,712
Southern California Gas Co.
5.20%, 06/01/33 (a)	2,630,000	2,670,213
5.05%, 09/01/34 (a)	3,065,000	3,067,697
5.45%, 06/15/35 (a)	3,180,000	3,257,179
Southern Co. Gas Capital Corp.
5.15%, 09/15/32 (a)	2,630,000	2,665,347
5.75%, 09/15/33 (a)	2,660,000	2,768,608
4.95%, 09/15/34 (a)	2,335,000	2,307,727
5.10%, 09/15/35 (a)	2,235,000	2,216,807
6.05%, 09/15/56 (a)(b)	2,650,000	2,655,062
Southwest Gas Corp.
4.05%, 03/15/32 (a)	3,155,000	3,019,461
Spire Missouri, Inc.
4.80%, 02/15/33 (a)	2,055,000	2,048,075
5.15%, 08/15/34	1,665,000	1,680,934
Spire, Inc.
4.60%, 09/01/31	2,100,000	2,068,983
6.45%, 06/01/56 (a)(b)	2,400,000	2,420,064
		98,621,916
Utility Other 0.2%
American Water Capital Corp.
4.45%, 06/01/32 (a)	4,325,000	4,250,869
5.15%, 03/01/34 (a)	3,715,000	3,762,552
5.25%, 03/01/35 (a)	4,145,000	4,196,730
5.20%, 04/01/36 (a)	3,635,000	3,634,273
Essential Utilities, Inc.
5.38%, 01/15/34 (a)	2,780,000	2,818,864
5.25%, 08/15/35 (a)	2,530,000	2,529,646
5.13%, 03/15/36 (a)	2,605,000	2,570,406
		23,763,340
		1,142,808,569
Total Corporates (Cost $11,375,292,703)		11,404,395,127
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 1.3% OF NET ASSETS

Money Market Funds 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58% (i)	24,178,247	24,178,247
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58% (i)(j)	124,280,504	124,280,504
		148,458,751
Total Short-Term Investments (Cost $148,458,751)		148,458,751
Total Investments in Securities (Cost $11,523,751,454)		11,552,853,878

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
10 Year US Treasury Notes (CBOT), expires 09/21/26	165	18,131,953	17,798
10 Year US Treasury Notes Ultra Futures, expires 09/21/26	95	10,684,531	14,700
5 Year US Treasury Notes (CBOT), expires 09/30/26	200	21,409,375	(20,038)
			12,460

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $176,185,482 or 1.5% of net assets.

(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(i)	The rate shown is the annualized 7-day yield.
(j)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $118,523,450.

CBOT —	Chicago Board of Trade
DAC —	Designated Activity Company
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended June 30, 2026:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/25	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 6/30/26	FACE AMOUNT AT 6/30/26	INTEREST INCOME EARNED
CORPORATES 0.3% OF NET ASSETS

Financial Institutions 0.3%
Brokerage/Asset Managers/Exchanges 0.3%
Charles Schwab Corp.
1.65%, 03/11/31(a),(b)	$2,950,622	$131,998	($3,061,022 )	$66,656	($110,492 )	$22,238	$—	$—	$14,229
2.30%, 05/13/31(a),(b)	3,076,183	536,539	(3,581,969)	42,392	(102,975)	29,830	—	—	34,112
1.95%, 12/01/31(a),(b)	3,391,165	579,969	(82,820)	431	(70,390)	46,354	3,864,709	4,440,000	40,111
2.90%, 03/03/32(a),(b)	4,170,464	724,427	(114,827)	2,571	(83,377)	37,474	4,736,732	5,220,000	70,119
5.85%, 05/19/34(a),(b),(c)	6,326,681	1,372,103	(454,893)	5,881	(160,942)	(9,090)	7,079,740	6,775,000	182,226
6.14%, 08/24/34(a),(b),(c)	6,703,723	1,663,669	(703,689)	18,061	(189,524)	(9,072)	7,483,168	7,040,000	201,468
4.91%, 11/14/36(a),(b),(c)	4,488,452	1,013,582	(332,818)	(6,694)	(69,514)	(176)	5,092,832	5,205,000	119,092
5.49%, 05/21/37(a),(b),(c)	—	6,594,399	—	—	(1,893)	(596)	6,591,910	6,500,000	29,754
Total	$31,107,290	$12,616,686	($8,332,038 )	$129,298	($789,107 )	$116,962	$34,849,091		$691,111

See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

(a)	Issuer is affiliated with the fund’s investment adviser.
(b)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(c)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$11,404,395,127	$—	$11,404,395,127
Short-Term Investments[1]	148,458,751	—	—	148,458,751
Futures Contracts[2]	32,498	—	—	32,498
Liabilities
Futures Contracts[2]	(20,038)	—	—	(20,038)
Total	$148,471,211	$11,404,395,127	$—	$11,552,866,338

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $34,464,823)		$34,849,091
Investments in securities, at value - unaffiliated issuers (cost $11,489,286,631) including securities on loan of $118,523,450		11,518,004,787
Cash		2,630,725
Cash collateral deposit for creation unit activity		6,247,723
Deposit with broker for futures contracts		1,697,025
Receivables:
Investments sold		415,198,320
Interest		154,646,437
Fund shares sold		6,794,397
Income from securities on loan		75,332
Dividends		74,821
Variation margin on future contracts	+	48,575
Total assets		12,140,267,233

Liabilities
Collateral held for securities on loan		124,280,504
Payables:
Investments bought		397,166,131
Collateral due upon receipt of creation unit activity		6,247,723
Investments bought - delayed-delivery		2,889,898
Management fees	+	282,416
Total liabilities		530,866,672
Net assets		$11,609,400,561

Net Assets by Source
Capital received from investors		$11,557,248,444
Total distributable earnings	+	52,152,117
Net assets		$11,609,400,561

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$11,609,400,561		512,600,000		$22.65

See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$265,045,856
Interest received from securities - affiliated issuers		808,073
Dividends received from securities - unaffiliated issuers		442,621
Other Interest		26,342
Securities on loan, net	+	385,086
Total investment income		266,707,978

Expenses
Management fees		1,571,414
Total expenses	–	1,571,414
Net investment income		265,136,564

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		82,305
Net realized losses on sales of securities - unaffiliated issuers		(9,505,089)
Net realized gains on sales of in-kind redemptions - affiliated issuers		46,993
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		36,379,618
Net realized losses on futures contracts	+	(209,361)
Net realized gains		26,794,466
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(789,107)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(222,945,381)
Net change in unrealized appreciation (depreciation) on futures contracts	+	10,855
Net change in unrealized appreciation (depreciation)		(223,723,633)
Net realized and unrealized losses		(196,929,167)
Increase in net assets resulting from operations		$68,207,397
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		1/1/25-12/31/25
Net investment income		$265,136,564	$442,201,213
Net realized gains		26,794,466	67,191,681
Net change in unrealized appreciation (depreciation)	+	(223,723,633)	274,490,536
Increase in net assets resulting from operations		$68,207,397	$783,883,430

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($218,972,720 )	($442,268,890 )

TRANSACTIONS IN FUND SHARES
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		148,900,000	$3,398,118,949	179,800,000	$4,083,823,785
Shares redeemed	+	(63,100,000)	(1,447,144,289)	(103,400,000)	(2,356,086,287)
Net transactions in fund shares		85,800,000	$1,950,974,660	76,400,000	$1,727,737,498

SHARES OUTSTANDING AND NET ASSETS
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		426,800,000	$9,809,191,224	350,400,000	$7,739,839,186
Total increase	+	85,800,000	1,800,209,337	76,400,000	2,069,352,038
End of period		512,600,000	$11,609,400,561	426,800,000	$9,809,191,224
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24[1,2]	1/1/23– 12/31/23[1]	10/12/22[3]– 12/31/22[1]
Per-Share Data
Net asset value at beginning of period	$25.73	$25.67	$26.24	$25.58	$25.00
Income (loss) from investment operations:
Net investment income (loss)[4]	0.46	0.94	0.90	0.87	0.20
Net realized and unrealized gains (losses)	0.03	(0.03)	(0.62)	0.57	0.49
Total from investment operations	0.49	0.91	0.28	1.44	0.69
Less distributions:
Distributions from net investment income	(0.37)	(0.87)	(0.86)	(0.82)	(0.15)
Other capital[4]	—	0.02	0.01	0.04	0.04
Net asset value at end of period	$25.85	$25.73	$25.67	$26.24	$25.58
Total return	1.94%*	3.70%	1.14%	5.87%	2.93%*
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%**	0.03%	0.03%	0.03%	0.03%**
Net investment income (loss)	3.64%**	3.73%	3.47%	3.41%	3.50%**
Portfolio turnover rate[5]	4%*,6	17%[6]	31%	47%	13%*
Net assets, end of period (x 1,000,000)	$3,981	$2,766	$488	$247	$61

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]
Per share data amounts previously presented for Net investment income (loss), Net realized and unrealized gains (losses), Total from investment operations, Distributions from net investment income, and Other capital have been revised to fully reflect the required retroactive adjustment for the share split effective after the close of U.S.
markets on October 10, 2024. These revisions do not have any impact on total return, shares outstanding at end of period, and beginning and ending net asset value.

[3]	Commencement of operations.
[4]	Calculated based on the average shares outstanding during the period.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[6]	Portfolio turnover rate excludes variable rate demand note transactions.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the coupon rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.8% OF NET ASSETS
ALABAMA 0.6%
Alabama Corrections Institution Finance Authority
RB Series 2022A	5.25%	07/01/47 (a)	435,000	458,267
Alabama Federal Aid Highway Finance Authority
Refunding RB Series 2025B	5.00%	09/01/29	250,000	268,440
Refunding RB Series 2025B	5.00%	09/01/31	150,000	166,592
Refunding RB Series 2025B	5.00%	09/01/32	250,000	281,452
Refunding RB Series 2025B	5.00%	09/01/35 (a)	500,000	576,416
Alabama Highway Authority
RB Series 2025	5.00%	09/01/29	60,000	64,426
RB Series 2025	5.00%	09/01/33	500,000	570,501
RB Series 2025	5.00%	09/01/41 (a)	1,000,000	1,119,275
RB Series 2025	5.00%	09/01/42 (a)	2,000,000	2,227,628
Alabama Public School & College Authority
Refunding RB Series 2020A	5.00%	11/01/27	465,000	480,993
Refunding RB Series 2020A	5.00%	11/01/28	310,000	327,371
Refunding RB Series 2020A	5.00%	11/01/29	395,000	425,376
Refunding RB Series 2020A	5.00%	11/01/30	95,000	104,169
Refunding RB Series 2020A	5.00%	11/01/31 (a)	525,000	573,771
Refunding RB Series 2020A	5.00%	11/01/34 (a)	440,000	476,782
Refunding RB Series 2020A	5.00%	11/01/35 (a)	480,000	518,526
Refunding RB Series 2020A	5.00%	11/01/37 (a)	130,000	139,460
Refunding RB Series 2020A	4.00%	11/01/38 (a)	35,000	35,304
Refunding RB Series 2020A	5.00%	11/01/39 (a)	270,000	288,168
Refunding RB Series 2020A	4.00%	11/01/40 (a)	1,250,000	1,253,947
Auburn University
RB Series 2018A	5.00%	06/01/43 (a)	350,000	359,514
RB Series 2025A	5.00%	06/01/55 (a)	500,000	524,051
Birmingham-Jefferson Civic Center Authority
Special Tax Series 2018A	4.00%	07/01/43 (a)	200,000	197,691
City of Birmingham Regional Water Works
RB Series 2016B	5.00%	01/01/43 (a)(b)	1,120,000	1,133,523
City of Gadsden
GO Bonds Series 2025A	5.00%	10/01/55 (a)	500,000	525,548
County of Jefferson Sewer Revenue
Refunding RB Series 2024	5.00%	10/01/29	785,000	833,287
Refunding RB Series 2024	5.00%	10/01/31	895,000	979,850
Refunding RB Series 2024	5.00%	10/01/32	60,000	66,414
Refunding RB Series 2024	5.00%	10/01/33	305,000	340,008
Refunding RB Series 2024	5.00%	10/01/34 (a)	355,000	395,381
Refunding RB Series 2024	5.00%	10/01/37 (a)	200,000	218,597
Refunding RB Series 2024	5.00%	10/01/38 (a)	500,000	543,736
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2024	5.00%	10/01/39 (a)	130,000	140,261
Refunding RB Series 2024	5.25%	10/01/40 (a)	1,000,000	1,095,376
Refunding RB Series 2024	5.25%	10/01/43 (a)	1,325,000	1,440,381
Refunding RB Series 2024	5.25%	10/01/45 (a)	250,000	268,606
Refunding RB Series 2024	5.25%	10/01/49 (a)	2,875,000	3,003,128
Refunding RB Series 2024	5.50%	10/01/53 (a)	2,165,000	2,280,693
Homewood Educational Building Authority
RB CHF - Horizons II LLC Series 2024C	5.50%	10/01/49 (a)	100,000	103,624
RB CHF - Horizons II LLC Series 2024C	5.50%	10/01/54 (a)	150,000	154,356
Tuscaloosa City Board of Education
RB Series 2016	5.00%	08/01/46 (a)(b)	200,000	200,357
University of Alabama
Refunding RB Series 2012A	3.50%	07/01/42 (a)	305,000	291,807
				25,453,053
ALASKA 0.0%
Municipality of Anchorage Solid Waste Services Revenue
Refunding RB Series 2022A	4.00%	11/01/52 (a)	105,000	96,965
ARIZONA 1.0%
Arizona Board of Regents
State University Refunding RB Series 2025A	5.00%	07/01/27	1,000,000	1,026,163
State University Refunding RB Series 2025A	5.00%	07/01/28	180,000	188,976
State University Refunding RB Series 2026A	5.00%	07/01/37 (a)	145,000	167,010
University of Arizona Speed Fund Refunding RB Series 2020A	4.00%	08/01/44 (a)	250,000	248,604
Arizona Department of Transportation State Highway Fund Revenue
RB Series 2023	5.00%	07/01/26	110,000	110,000
RB Series 2023	5.00%	07/01/27	130,000	133,414
RB Series 2023	5.00%	07/01/28	550,000	577,648
RB Series 2023	5.00%	07/01/29	265,000	284,022
RB Series 2023	5.00%	07/01/30	30,000	32,758
RB Series 2023	5.00%	07/01/31	275,000	304,794
RB Series 2023	5.00%	07/01/33	140,000	159,450
Refunding RB Series 2026	5.00%	07/01/30	475,000	518,674
Refunding RB Series 2026	5.00%	07/01/32	610,000	685,965
Refunding RB Series 2026	5.00%	07/01/38 (a)	440,000	506,641
Refunding RB Series 2026	5.00%	07/01/41 (a)	390,000	440,435
Refunding RB Series 2026	5.00%	07/01/44 (a)	240,000	266,178
Arizona Water Infrastructure Finance Authority
State Revolving Fund Refunding RB Series 2024	5.00%	10/01/26	200,000	201,174
City of Mesa Utility System Revenue
RB Series 2019A	5.00%	07/01/43 (a)	75,000	78,058
Refunding RB Series 2014	3.25%	07/01/29 (a)	40,000	39,999
Refunding RB Series 2016	4.00%	07/01/31 (a)	65,000	65,013
Refunding RB Series 2020	4.00%	07/01/34 (a)	40,000	40,942
Refunding RB Series 2026	5.00%	07/01/32	340,000	381,541
City of Phoenix
GO Bonds Series 2016	5.00%	07/01/27 (a)	10,000	10,000
Refunding GO Bonds Series 2016	5.00%	07/01/26	480,000	480,000
Refunding GO Bonds Series 2016	5.00%	07/01/27 (a)	65,000	65,131
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Phoenix Civic Improvement Corp.
Airport Revenue RB Series 2019A	4.00%	07/01/44 (a)	300,000	300,538
Airport Revenue RB Series 2019A	3.00%	07/01/49 (a)	175,000	135,629
Airport Revenue RB Series 2019A	4.00%	07/01/49 (a)	325,000	310,375
Airport Revenue RB Series 2019A	5.00%	07/01/49 (a)	1,000,000	1,024,587
Airport Revenue Refunding RB Series 2017D	5.00%	07/01/31 (a)	50,000	51,117
Airport Revenue Refunding RB Series 2017D	5.00%	07/01/35 (a)	40,000	40,782
Airport Revenue Refunding RB Series 2017D	5.00%	07/01/36 (a)	130,000	132,430
Airport Revenue Refunding RB Series 2017D	4.00%	07/01/40 (a)	500,000	500,030
Phoenix Sky Harbor International Airport Customer Facility Charges Revenue RB Series 2019A	5.00%	07/01/45 (a)	1,770,000	1,820,851
Wastewater Revenue RB Series 2023	5.25%	07/01/47 (a)	150,000	162,382
Water System Revenue RB Series 2020A	5.00%	07/01/44 (a)	180,000	190,091
Water System Revenue RB Series 2020B	5.00%	07/01/44 (a)	1,000,000	1,053,767
Water System Revenue Refunding RB Series 2017	5.00%	07/01/36 (a)	85,000	85,353
County of Pinal
Pledged Revenue RB Series 2025	5.25%	08/01/50 (a)(c)	500,000	538,409
Pledged Revenue RB Series 2025	5.25%	08/01/55 (a)(c)	250,000	265,894
Gilbert Water Resource Municipal Property Corp.
Waterworks & Sewer System Revenue RB Series 2022	5.00%	07/15/36 (a)	165,000	182,701
Waterworks & Sewer System Revenue RB Series 2022	5.00%	07/15/38 (a)	175,000	192,074
Waterworks & Sewer System Revenue RB Series 2022	4.00%	07/15/41 (a)	290,000	292,133
Maricopa County Special Health Care District
GO Bonds Series 2018C	5.00%	07/01/33 (a)	150,000	156,106
GO Bonds Series 2018C	4.00%	07/01/38 (a)	300,000	300,934
Salt River Project Agricultural Improvement & Power District
RB Series 2019A	4.00%	01/01/39 (a)	315,000	315,800
RB Series 2019A	5.00%	01/01/47 (a)	100,000	103,396
RB Series 2023A	5.00%	01/01/47 (a)	305,000	323,263
RB Series 2023B	5.00%	01/01/48 (a)	4,860,000	5,157,784
RB Series 2023B	5.25%	01/01/53 (a)	1,355,000	1,443,138
RB Series 2024A	5.00%	01/01/49 (a)	100,000	106,411
RB Series 2024A	5.25%	01/01/54 (a)	460,000	492,677
RB Series 2024B	5.00%	05/01/42 (a)	250,000	278,564
RB Series 2025C	5.00%	01/01/51 (a)	1,595,000	1,697,847
RB Series 2025C	5.25%	01/01/55 (a)	2,725,000	2,928,881
Refunding RB Series 2016A	5.00%	01/01/27	55,000	55,678
Refunding RB Series 2016A	5.00%	01/01/28 (a)	10,000	10,130
Refunding RB Series 2016A	5.00%	01/01/31 (a)	200,000	202,401
Refunding RB Series 2016A	5.00%	01/01/34 (a)	25,000	25,271
Refunding RB Series 2016A	4.00%	01/01/38 (a)	475,000	474,564
Refunding RB Series 2017A	5.00%	01/01/27	220,000	222,711
Refunding RB Series 2017A	5.00%	01/01/28	160,000	166,180
Refunding RB Series 2017A	5.00%	01/01/30 (a)	730,000	756,988
Refunding RB Series 2017A	5.00%	01/01/33 (a)	65,000	67,200
Refunding RB Series 2017A	5.00%	01/01/38 (a)	110,000	113,179
Refunding RB Series 2017A	5.00%	01/01/39 (a)	175,000	179,833
Refunding RB Series 2020A	5.00%	01/01/45 (a)	3,000,000	3,158,971
Refunding RB Series 2021A	5.00%	01/01/28	60,000	62,317
Refunding RB Series 2022A	5.00%	01/01/31	100,000	110,136
Refunding RB Series 2025B	5.00%	01/01/32	500,000	559,413
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2025B	5.00%	01/01/33	2,095,000	2,376,761
Refunding RB Series 2025B	5.00%	01/01/35	500,000	579,695
Refunding RB Series 2025B	5.00%	01/01/36 (a)	2,000,000	2,321,327
State of Arizona
Refunding COP Series 2019A	5.00%	10/01/27 (b)	250,000	258,039
Refunding COP Series 2019A	5.00%	10/01/29	250,000	269,523
				39,566,851
ARKANSAS 0.0%
City of Springdale Sales & Use Tax Revenue
RB Series 2023B	4.25%	08/01/53 (a)(c)	75,000	71,636
Fayetteville School District No. 1
GO Bonds Series 2024	4.00%	02/01/50 (a)(c)	450,000	420,390
Refunding GO Bonds Series 2020	2.75%	06/01/46 (a)(c)	50,000	37,152
Refunding GO Bonds Series 2020	3.00%	06/01/50 (a)(c)	125,000	95,814
Springdale School District No. 50
Refunding GO Bonds Series 2022B	3.00%	06/01/51 (a)(c)	200,000	147,033
University of Arkansas
Medical Sciences RB Series 2021A	5.00%	12/01/45 (a)	370,000	387,671
Medical Sciences RB Series 2022A	5.00%	04/01/52 (a)	250,000	257,420
				1,417,116
CALIFORNIA 18.7%
Alameda Corridor Transportation Authority
RB Series 1999A	3.33%	10/01/35 (c)(d)	1,050,000	766,432
RB Series 2022C	5.00%	10/01/52 (a)	265,000	274,932
RB Series 2024A	4.88%	10/01/52 (a)(d)	300,000	87,525
RB Series 2024A	4.75%	10/01/53 (a)(d)	750,000	207,405
Refunding RB Series 2016B	3.00%	10/01/34 (a)(c)	100,000	97,884
Refunding RB Series 2016B	5.00%	10/01/36 (a)	30,000	30,117
Refunding RB Series 2016B	4.00%	10/01/37 (a)(c)	60,000	60,037
Refunding RB Series 2016B	5.00%	10/01/37 (a)	510,000	511,851
Alameda County Transportation Commission
RB Series 2022	5.00%	03/01/45 (a)	110,000	118,223
Anaheim Public Financing Authority
RB Series 1997C	3.20%	09/01/30 (c)(d)	250,000	221,396
RB Series 1997C	2.69%	09/01/31 (c)(d)	250,000	214,275
RB Series 1997C	3.57%	09/01/32 (c)(d)	200,000	165,443
RB Series 1997C	3.54%	09/01/34 (c)(d)	25,000	19,151
Anaheim Union High School District
GO Bonds Series 2025A	4.50%	08/01/50 (a)	265,000	271,083
Antelope Valley Community College District
GO Bonds Series 2025D	4.69%	02/01/50 (a)(d)	250,000	83,105
Bay Area Toll Authority
RB Series 2017F-1	5.00%	04/01/56 (a)(b)	435,000	444,066
RB Series 2019S-8	5.00%	04/01/56 (a)(b)	200,000	217,316
RB Series 2019SH	5.00%	04/01/44 (a)(b)	300,000	322,379
RB Series 2019SH	5.00%	04/01/49 (a)(b)	135,000	145,071
RB Series 2023F-1	5.00%	04/01/28	325,000	341,290
RB Series 2023F-1	5.00%	04/01/29	100,000	107,349
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2023F-1	5.00%	04/01/30	1,235,000	1,355,255
RB Series 2023F-1	5.00%	04/01/31	90,000	100,550
RB Series 2023F-1	5.25%	04/01/54 (a)	260,000	277,594
RB Series 2024F-2	5.00%	04/01/40 (a)	325,000	358,775
RB Series 2024F-2	5.00%	04/01/42 (a)	295,000	323,079
RB Series 2026SSL-1	5.00%	04/01/46 (a)(e)	1,000,000	1,105,240
Refunding RB Series 2017	4.00%	04/01/30 (a)	295,000	298,247
Refunding RB Series 2017	4.00%	04/01/31 (a)	25,000	25,249
Refunding RB Series 2017	4.00%	04/01/32 (a)	140,000	141,213
Refunding RB Series 2017	4.00%	04/01/33 (a)	190,000	191,442
Refunding RB Series 2017	3.25%	04/01/36 (a)	290,000	279,719
Refunding RB Series 2017	4.00%	04/01/37 (a)	275,000	275,715
Refunding RB Series 2017	4.00%	04/01/38 (a)	250,000	250,302
Refunding RB Series 2017	4.00%	04/01/42 (a)	1,650,000	1,650,706
Refunding RB Series 2017	4.00%	04/01/47 (a)	250,000	246,473
Refunding RB Series 2019S-8	3.00%	04/01/54 (a)	390,000	291,636
Refunding RB Series 2021F-2	2.60%	04/01/56 (a)	240,000	164,244
Refunding RB Series 2024S-11	5.00%	04/01/33	45,000	51,632
Refunding RB Series 2024S-11	5.00%	04/01/36 (a)	160,000	184,657
Refunding RB Series 2025F-1	5.00%	04/01/53 (a)	500,000	533,536
Refunding RB Series 2025SSL	5.00%	04/01/28	300,000	314,772
Refunding RB Series 2026F-1	5.00%	04/01/38	210,000	250,671
Refunding RB Series 2026F-1	5.00%	04/01/40	1,175,000	1,407,725
Refunding RB Series 2026F-1	5.00%	04/01/43	1,200,000	1,441,038
Beverly Hills Unified School District
GO Bonds Series 2009	2.58%	08/01/32 (d)	255,000	216,317
GO Bonds Series 2009	3.09%	08/01/33 (d)	435,000	356,991
California
GO Bonds Series 2024	5.00%	08/01/26	250,000	250,534
Refunding GO Bonds Series 2016	5.00%	09/01/26	900,000	903,744
Refunding GO Bonds Series 2018	5.00%	08/01/26	3,670,000	3,677,833
California Educational Facilities Authority
Chapman University RB Series 2017B	4.00%	04/01/47 (a)	50,000	48,143
Leland Stanford Junior University RB Series 2007T-1	5.00%	03/15/39	205,000	247,171
Leland Stanford Junior University RB Series 2010	5.25%	04/01/40	1,105,000	1,371,110
Leland Stanford Junior University RB Series 2013U-4	5.00%	06/01/43 (a)	1,500,000	1,823,051
Leland Stanford Junior University RB Series 2014U-6	5.00%	05/01/45	405,000	485,489
Leland Stanford Junior University RB Series 2016U-7	5.00%	06/01/46	1,080,000	1,279,777
Leland Stanford Junior University RB Series 2019V-1	5.00%	05/01/29	360,000	387,464
Leland Stanford Junior University RB Series 2019V-1	5.00%	05/01/49	1,920,000	2,230,756
Leland Stanford Junior University RB Series 2023V-3	5.00%	06/01/33	1,000,000	1,156,138
Leland Stanford Junior University Refunding RB Series 2021V-2	2.25%	04/01/51 (a)	900,000	605,995
Leland Stanford Junior University Refunding RB Series 2021V-2	5.00%	04/01/51	1,450,000	1,676,152
Loma Linda University Refunding RB Series 2017A	5.00%	04/01/42 (a)	300,000	301,459
University of San Francisco RB Series 2018A	5.00%	10/01/48 (a)	170,000	170,929
University of San Francisco RB Series 2018A	5.00%	10/01/53 (a)	250,000	250,878
University of Southern California RB Series 2025A	5.00%	10/01/35	1,500,000	1,788,485
University of Southern California RB Series 2025A	5.00%	10/01/55 (a)	1,250,000	1,330,545
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California Enterprise Development Authority
Castilleja School Foundation RB Series 2024	4.00%	06/01/54 (a)	350,000	336,804
County of Riverside RB Series 2024A	5.25%	11/01/54 (a)	500,000	534,700
County of Riverside RB Series 2024A	5.50%	11/01/59 (a)	500,000	545,829
County of Riverside RB Series 2024B	5.25%	11/01/49 (a)	515,000	524,589
California Infrastructure & Economic Development Bank
RB Series 2017	5.00%	05/15/42 (a)	100,000	103,012
RB Series 2017	5.00%	05/15/47 (a)	200,000	204,176
RB Series 2023	4.00%	10/01/41 (a)	3,000,000	3,085,403
RB Series 2023	4.00%	10/01/44 (a)	1,770,000	1,797,984
RB Series 2023	4.00%	10/01/47 (a)	200,000	200,341
RB Series 2025	5.00%	05/15/50 (a)	160,000	170,215
RB Series 2025	4.50%	05/15/55 (a)	500,000	504,969
RB Series 2025	5.25%	05/15/59 (a)	500,000	533,376
Academy of Motion Picture Arts & Sciences Obligated Group RB Series 2020A	5.00%	11/01/30	250,000	277,593
Academy of Motion Picture Arts & Sciences Obligated Group Refunding RB Series 2015A	4.00%	11/01/45 (a)	225,000	223,960
Academy of Sciences Refunding RB Series 2024A	3.25%	08/01/29 (a)	1,550,000	1,561,504
Broad RB Series 2025A	5.00%	06/01/33	605,000	701,962
Broad Refunding RB Series 2021A	5.00%	06/01/28	365,000	384,783
Broad Refunding RB Series 2021A	5.00%	06/01/31	250,000	280,643
Department of Transportation Seismic Surcharge Revenue RB Series 2003A	5.00%	07/01/26 (b)(c)	430,000	430,000
Department of Transportation Seismic Surcharge Revenue RB Series 2003A	5.00%	07/01/29 (a)(c)	500,000	519,192
Department of Transportation Seismic Surcharge Revenue RB Series 2003A	5.00%	07/01/33 (a)(b)	475,000	494,348
Department of Transportation Seismic Surcharge Revenue RB Series 2003A	5.00%	07/01/36 (a)(b)	115,000	119,684
Department of Transportation Seismic Surcharge Revenue RB Series 2003A	5.13%	07/01/37 (a)(b)	1,110,000	1,110,000
Infrastructure St. Revolving RB Series 2016A	4.00%	10/01/45 (a)(b)	50,000	50,190
Infrastructure St. Revolving RB Series 2025	4.13%	10/01/47 (a)	500,000	506,002
J Paul Getty Trust Refunding RB Series 2023A	5.00%	04/01/33	50,000	57,905
Los Angeles County Museum of Natural History Foundation Refunding RB Series 2020	4.00%	07/01/50 (a)	500,000	476,776
Science Center Foundation RB Series 2021B	4.00%	05/01/46 (a)	225,000	222,098
State Teachers’ Retirement System RB Series 2019	5.00%	08/01/44 (a)	250,000	261,189
State Water Resources Control Board Water Pollution Control Revolving Fund RB Series 2017	5.00%	10/01/28 (a)	270,000	275,694
State Water Resources Control Board Water Pollution Control Revolving Fund RB Series 2018	5.00%	10/01/27	390,000	403,668
State Water Resources Control Board Water Pollution Control Revolving Fund RB Series 2022A	5.00%	10/01/47 (a)	25,000	26,725
State Water Resources Control Board Water Pollution Control Revolving Fund RB Series 2022A	5.00%	10/01/52 (a)	35,000	36,895
California Municipal Finance Authority
Capital Facilities Development Corp. RB Series 2018A	5.00%	06/01/43 (a)	500,000	516,031
Ignatian Corp. RB Series 2024A	5.00%	09/01/49 (a)	250,000	262,100
Ignatian Corp. RB Series 2024A	5.00%	09/01/54 (a)	150,000	157,038
Pomona College RB Series 2017	4.00%	01/01/43 (a)(b)	150,000	153,954
PRG - Potrero Properties LLC RB Series 2026A	5.25%	09/01/51 (a)	475,000	513,197
PRG - Potrero Properties LLC RB Series 2026A	5.50%	09/01/56 (a)	1,000,000	1,096,112
PRG - Potrero Properties LLC RB Series 2026A	5.00%	09/01/60 (a)	430,000	449,941
PRG - Potrero Properties LLC RB Series 2026B	5.00%	06/30/32 (a)	110,000	118,508
California School Facilities Financing Authority
Azusa Unified School District RB Series 2010A	5.07%	08/01/49 (c)(d)	2,035,000	647,965
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California State Public Works Board
RB Series 2019C	5.00%	11/01/44 (a)	200,000	209,635
RB Series 2021B	4.00%	05/01/46 (a)	350,000	345,679
RB Series 2021C	4.00%	11/01/46 (a)	100,000	98,745
RB Series 2021C	5.00%	11/01/46 (a)	200,000	211,763
RB Series 2024A	5.00%	04/01/37 (a)	755,000	857,618
RB Series 2024A	5.00%	04/01/38 (a)	500,000	565,041
RB Series 2024A	5.00%	04/01/41 (a)	295,000	329,050
RB Series 2024A	5.00%	04/01/44 (a)	1,535,000	1,688,277
RB Series 2024A	5.00%	04/01/45 (a)	250,000	272,514
RB Series 2024A	5.00%	04/01/49 (a)	5,685,000	6,075,790
RB Series 2025A	5.25%	04/01/38 (a)	3,000,000	3,503,785
RB Series 2025A	5.00%	04/01/45 (a)	250,000	274,987
RB Series 2025A	5.00%	04/01/50 (a)	1,250,000	1,342,163
RB Series 2025C	5.00%	11/01/50 (a)	200,000	215,562
RB Series 2026A	5.00%	09/01/31	2,000,000	2,231,453
Refunding RB Series 2015F	5.00%	05/01/27 (a)	75,000	75,608
Refunding RB Series 2017B	5.00%	10/01/28 (a)	100,000	103,188
Refunding RB Series 2021A	5.00%	02/01/29	995,000	1,058,541
Refunding RB Series 2021A	5.00%	02/01/30	525,000	569,561
Refunding RB Series 2021A	5.00%	02/01/31	200,000	221,027
Refunding RB Series 2021A	5.00%	02/01/32	25,000	28,073
Refunding RB Series 2022A	5.00%	08/01/28	190,000	200,024
Refunding RB Series 2022A	5.00%	08/01/30	155,000	169,748
Refunding RB Series 2022A	5.00%	08/01/31	30,000	33,428
Refunding RB Series 2022A	5.00%	08/01/32 (a)	95,000	105,546
Refunding RB Series 2022A	5.00%	08/01/33 (a)	280,000	310,295
Refunding RB Series 2022A	5.00%	08/01/34 (a)	315,000	347,898
Refunding RB Series 2022A	5.00%	08/01/35 (a)	75,000	82,587
Refunding RB Series 2022A	5.00%	08/01/36 (a)	35,000	38,406
Refunding RB Series 2022C	5.00%	08/01/35 (a)	75,000	82,587
Refunding RB Series 2023B	5.00%	12/01/26	50,000	50,539
Refunding RB Series 2023B	5.00%	12/01/27	30,000	31,159
Refunding RB Series 2023B	5.00%	12/01/28	100,000	106,023
Refunding RB Series 2023C	5.00%	09/01/29	160,000	172,206
Refunding RB Series 2023C	5.00%	09/01/33	170,000	195,159
Refunding RB Series 2023C	5.00%	09/01/36 (a)	155,000	175,563
Refunding RB Series 2024C	5.00%	09/01/30	300,000	329,027
Refunding RB Series 2024C	5.00%	09/01/33	150,000	172,199
Refunding RB Series 2024C	5.00%	09/01/36 (a)	125,000	143,146
Refunding RB Series 2024C	5.00%	09/01/39 (a)	300,000	338,579
California State University
RB Series 2020C	3.00%	11/01/51 (a)	1,000,000	767,743
RB Series 2023A	5.25%	11/01/53 (a)	1,275,000	1,372,007
RB Series 2024A	4.00%	11/01/55 (a)	220,000	210,352
RB Series 2024A	5.50%	11/01/55 (a)	200,000	220,429
Refunding RB Series 2015A	4.00%	11/01/43 (a)	75,000	75,004
Refunding RB Series 2016A	5.00%	11/01/27 (a)	115,000	115,230
Refunding RB Series 2016A	5.00%	11/01/28 (a)	250,000	250,562
Refunding RB Series 2016A	5.00%	11/01/29 (a)	100,000	100,224
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2016A	5.00%	11/01/30 (a)	540,000	541,197
Refunding RB Series 2016A	5.00%	11/01/32 (a)	170,000	170,353
Refunding RB Series 2016A	3.00%	11/01/33 (a)	320,000	316,753
Refunding RB Series 2016A	4.00%	11/01/34 (a)	25,000	25,013
Refunding RB Series 2016A	3.13%	11/01/36 (a)	1,095,000	1,064,317
Refunding RB Series 2016A	4.00%	11/01/37 (a)	280,000	280,091
Refunding RB Series 2016A	5.00%	11/01/41 (a)	70,000	70,102
Refunding RB Series 2016A	4.00%	11/01/45 (a)	250,000	249,994
Refunding RB Series 2017A	5.00%	11/01/26	320,000	322,735
Refunding RB Series 2017A	5.00%	11/01/27 (a)	100,000	102,078
Refunding RB Series 2017A	5.00%	11/01/28 (a)	100,000	102,262
Refunding RB Series 2017A	5.00%	11/01/29 (a)	370,000	378,167
Refunding RB Series 2017A	5.00%	11/01/31 (a)	555,000	566,065
Refunding RB Series 2017A	5.00%	11/01/37 (a)	110,000	111,868
Refunding RB Series 2017A	5.00%	11/01/47 (a)	5,000,000	5,050,501
Refunding RB Series 2025A	5.00%	11/01/28	450,000	478,060
Refunding RB Series 2025A	5.00%	11/01/30	600,000	665,176
Refunding RB Series 2025A	5.00%	11/01/34	1,000,000	1,171,329
Refunding RB Series 2025A	5.00%	11/01/42 (a)	250,000	283,570
Refunding RB Series 2025A	5.00%	11/01/43 (a)	685,000	773,457
Refunding RB Series 2025A	5.25%	11/01/50 (a)	1,230,000	1,350,470
Refunding RB Series 2025A	4.63%	11/01/56 (a)	1,500,000	1,534,183
Chabot-Las Positas Community College District
Refunding GO Bonds Series 2016	4.00%	08/01/35 (a)	4,000,000	4,004,972
Refunding GO Bonds Series 2016	4.00%	08/01/37 (a)	1,170,000	1,171,454
Refunding GO Bonds Series 2026	5.00%	08/01/37	1,160,000	1,387,123
Chaffey Community College District
GO Bonds Series 2019A	4.00%	06/01/43 (a)(b)	165,000	170,513
GO Bonds Series 2019A	3.00%	06/01/46 (a)(b)	275,000	278,953
GO Bonds Series 2019A	5.00%	06/01/48 (a)(b)	100,000	105,207
Chaffey Joint Union High School District
GO Bonds Series 2019D	4.00%	08/01/49 (a)	240,000	235,718
GO Bonds Series 2024H	4.66%	08/01/49 (a)(d)	1,000,000	361,779
GO Bonds Series 2024H	4.00%	08/01/54 (a)	600,000	579,209
Chino Valley Unified School District
GO Bonds Series 2020B	4.00%	08/01/45 (a)	2,110,000	2,112,755
GO Bonds Series 2020B	5.00%	08/01/55 (a)	160,000	165,157
GO Bonds Series 2024D	5.00%	08/01/55 (a)	750,000	789,527
Citrus Community College District
GO Bonds Series 2024B	5.00%	08/01/49 (a)	250,000	270,517
City & County of San Francisco
Refunding COP Series 2024R-1	4.00%	04/01/45 (a)	100,000	101,097
Refunding GO Bonds Series 2022R-1	5.00%	06/15/28	135,000	142,249
Refunding GO Bonds Series 2022R-1	5.00%	06/15/29	320,000	344,759
Refunding GO Bonds Series 2022R-1	5.00%	06/15/30	40,000	44,069
Refunding GO Bonds Series 2022R-1	5.00%	06/15/32	55,000	62,915
Refunding GO Bonds Series 2024R-1	5.00%	06/15/27	250,000	256,868
Refunding GO Bonds Series 2024R-1	5.00%	06/15/28	345,000	363,525
Refunding GO Bonds Series 2024R-1	5.00%	06/15/29	500,000	538,686
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2024R-1	5.00%	06/15/33	305,000	354,290
Refunding GO Bonds Series 2024R-1	5.00%	06/15/35 (a)	95,000	110,863
City of Los Angeles Department of Airports
RB Series 2019E	5.00%	05/15/44 (a)	775,000	805,587
RB Series 2020D	4.00%	05/15/48 (a)	200,000	198,045
RB Series 2022B	4.00%	05/15/48 (a)	4,675,000	4,629,292
RB Series 2022I	5.00%	05/15/48 (a)	300,000	314,395
RB Series 2025E	5.00%	05/15/50 (a)	2,545,000	2,719,179
RB Series 2025E	5.25%	05/15/55 (a)	1,000,000	1,081,434
Refunding RB Series 2020A	5.00%	05/15/28	250,000	263,574
Refunding RB Series 2020A	5.00%	05/15/30 (a)	555,000	603,512
Refunding RB Series 2020A	5.00%	05/15/31 (a)	100,000	108,531
Refunding RB Series 2020A	5.00%	05/15/32 (a)	250,000	270,783
Refunding RB Series 2020A	5.00%	05/15/34 (a)	510,000	550,007
Refunding RB Series 2020A	5.00%	05/15/36 (a)	360,000	386,309
Refunding RB Series 2020A	5.00%	05/15/38 (a)	125,000	133,423
Refunding RB Series 2020A	5.00%	05/15/40 (a)	580,000	616,438
Refunding RB Series 2020B	5.00%	05/15/31 (a)	250,000	274,351
Refunding RB Series 2020B	5.00%	05/15/32 (a)	135,000	147,811
Refunding RB Series 2020B	5.00%	05/15/33 (a)	500,000	546,187
Refunding RB Series 2020B	5.00%	05/15/34 (a)	320,000	348,646
Refunding RB Series 2021B	5.00%	05/15/45 (a)	550,000	582,484
Refunding RB Series 2021B	5.00%	05/15/48 (a)	100,000	104,393
Refunding RB Series 2025D	5.25%	05/15/51 (a)	750,000	815,262
City of Los Angeles Wastewater System Revenue
RB Series 2017A	5.25%	06/01/47 (a)	25,000	25,340
RB Series 2018A	5.00%	06/01/43 (a)	200,000	206,466
RB Series 2022A	5.00%	06/01/47 (a)	80,000	85,036
RB Series 2022A	4.00%	06/01/52 (a)	500,000	485,995
RB Series 2025A	5.25%	06/01/50 (a)	800,000	879,233
RB Series 2025A	5.00%	06/01/55 (a)	250,000	267,559
Refunding RB Series 2018B	5.00%	06/01/27	115,000	117,838
Refunding RB Series 2022C	5.00%	06/01/28	105,000	110,387
Refunding RB Series 2022C	5.00%	06/01/29	205,000	220,319
Refunding RB Series 2022C	5.00%	06/01/30	100,000	109,729
Refunding RB Series 2025A	5.00%	06/01/38 (a)	1,000,000	1,157,922
Refunding RB Series 2025C	5.00%	06/01/27	500,000	512,339
City of Riverside Electric Revenue
Refunding RB Series 2024A	5.00%	10/01/49 (a)	250,000	267,218
City of Sacramento Transient Occupancy Tax Revenue
RB Series 2018A	5.00%	06/01/48 (a)	250,000	255,713
City of San Francisco Public Utilities Commission Water Revenue
RB Series 2020A	5.00%	11/01/50 (a)	295,000	307,778
RB Series 2020B	5.00%	11/01/50 (a)	45,000	45,575
RB Series 2020D	3.00%	11/01/50 (a)	300,000	234,369
RB Series 2023A	5.25%	11/01/48 (a)	400,000	434,194
RB Series 2023A	5.25%	11/01/52 (a)	900,000	969,195
RB Series 2025D	5.00%	11/01/55 (a)	1,000,000	1,069,713
Refunding RB Series 2016A	5.00%	11/01/26	865,000	872,364
Refunding RB Series 2016A	4.00%	11/01/36 (a)	40,000	40,056
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2016A	4.00%	11/01/39 (a)	1,250,000	1,250,309
Refunding RB Series 2023C	5.00%	11/01/32	1,000,000	1,148,270
Refunding RB Series 2023C	5.00%	11/01/37 (a)	100,000	113,725
Refunding RB Series 2025F	5.00%	11/01/29	1,000,000	1,086,580
City of San Jose
GO Bonds Series 2019A-1	5.00%	09/01/45 (a)	250,000	260,465
City of Vernon Electric System Revenue
RB Series 2021A	5.00%	10/01/27	30,000	30,742
Clovis Unified School District
GO Bonds Series 2024C	4.00%	08/01/48 (a)	1,840,000	1,827,227
Coast Community College District
GO Bonds Series 2006B	2.82%	08/01/27 (c)(d)	110,000	107,018
GO Bonds Series 2006B	3.01%	08/01/30 (c)(d)	385,000	343,648
GO Bonds Series 2017D	4.50%	08/01/39 (a)(b)	125,000	128,034
GO Bonds Series 2019F	4.16%	08/01/40 (a)(d)	550,000	320,117
Colton Joint Unified School District
GO Bonds Series 2025A	5.00%	08/01/55 (a)	500,000	528,456
Compton Unified School District
GO Bonds Series 2019B	4.00%	06/01/49 (a)(c)	255,000	244,979
Contra Costa Community College District
GO Bonds Series 2014A	4.00%	08/01/39 (a)	4,000,000	4,000,582
Contra Costa Transportation Authority Sales Tax Revenue
Refunding RB Series 2021A	4.00%	03/01/34 (a)	40,000	42,245
Corona-Norco Unified School District
GO Bonds Series 2019C	4.00%	08/01/49 (a)	50,000	48,169
County of Sacramento Airport System Revenue
RB Series 2024	5.00%	07/01/49 (a)	150,000	159,546
RB Series 2024	5.25%	07/01/49 (a)	750,000	813,093
County of San Bernardino
Refunding COP Series 2019A	5.00%	10/01/26	190,000	191,193
County of San Diego
COP Series 2023	5.00%	10/01/48 (a)	100,000	106,898
County of Santa Clara
GO Bonds Series 2013B	3.50%	08/01/38 (a)	170,000	168,451
Refunding GO Bonds Series 2017C	3.25%	08/01/39 (a)	490,000	464,106
Desert Community College District
GO Bonds Series 2021A-1	4.00%	08/01/51 (a)	700,000	685,746
GO Bonds Series 2026	5.00%	08/01/51 (a)	265,000	284,988
Downey Unified School District
GO Bonds Series 2023A	4.00%	08/01/52 (a)	1,000,000	970,342
GO Bonds Series 2026B	4.00%	08/01/57 (a)	100,000	95,958
Dublin Unified School District
GO Bonds Series 2023B	4.13%	08/01/49 (a)	1,000,000	994,759
East Bay Municipal Utility District Water System Revenue
RB Series 2017A	5.00%	06/01/42 (a)	3,705,000	3,771,088
RB Series 2017A	4.00%	06/01/45 (a)	155,000	155,043
RB Series 2024A	5.00%	06/01/49 (a)	60,000	64,466
RB Series 2026A	5.00%	06/01/51 (a)	1,000,000	1,093,940
Refunding RB Series 2017B	5.00%	06/01/29 (a)	70,000	71,753
Refunding RB Series 2017B	5.00%	06/01/30 (a)	505,000	517,515
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2017B	5.00%	06/01/31 (a)	250,000	256,072
Refunding RB Series 2017B	5.00%	06/01/33 (a)	115,000	117,625
Refunding RB Series 2017B	5.00%	06/01/35 (a)	30,000	30,649
Refunding RB Series 2025B	5.00%	06/01/27	100,000	102,587
Refunding RB Series 2025B	5.00%	06/01/29	300,000	323,917
Refunding RB Series 2025B	5.00%	06/01/33	475,000	552,768
Refunding RB Series 2026B	5.00%	06/01/40 (a)	1,000,000	1,167,804
East County Advanced Water Purification Joint Powers Authority
RB Series 2024A-1	3.13%	09/01/26 (a)	570,000	569,839
RB Series 2024A-2	5.00%	09/01/26 (a)	330,000	330,419
East Side Union High School District
GO Bonds Series 2024B	5.00%	08/01/30 (c)	100,000	110,086
Eastern Municipal Water District Financing Authority
RB Series 2017D	5.00%	07/01/47 (a)	85,000	86,091
El Camino Community College District Fountation
GO Bonds Series 2012C	2.89%	08/01/34 (d)	750,000	585,210
Elk Grove Unified School District
GO Bonds Series 2019	4.00%	08/01/48 (a)	200,000	194,340
Refunding COP Series 2016	3.13%	02/01/40 (a)(c)	245,000	233,152
Folsom Cordova Unified School District
GO Bonds Series 2019D	4.00%	10/01/44 (a)(c)	350,000	350,004
Fontana Public Facilities Financing Authority
Refunding RB Series 2025A	5.00%	11/01/55 (a)	250,000	265,038
Foothill-De Anza Community College District
GO Bonds Series 2025D	5.00%	08/01/26	255,000	255,540
Refunding GO Bonds Series 2016	4.00%	08/01/40 (a)	100,000	99,995
Foothill-Eastern Transportation Corridor Agency
RB Series 1995A	2.48%	01/01/28 (b)(d)	340,000	328,272
RB Series 1995A	2.42%	01/01/30 (b)(d)	210,000	192,483
RB Series 2021A	4.00%	01/15/46 (a)	810,000	799,048
Refunding RB Series 2014A	3.32%	01/15/36 (c)(d)	750,000	542,339
Refunding RB Series 2014B-1	3.95%	01/15/53 (a)	885,000	811,316
Refunding RB Series 2014B-2	3.50%	01/15/53 (a)	65,000	54,633
Refunding RB Series 2015	2.94%	01/15/34 (c)(d)	1,000,000	778,575
Refunding RB Series 2021A	4.00%	01/15/46 (a)	1,500,000	1,479,718
Refunding RB Series 2021C	4.00%	01/15/43 (a)	1,105,000	1,105,214
Fresno Unified School District
Refunding GO Bonds Series 2016B	4.00%	08/01/46 (a)	400,000	390,739
Fullerton Joint Union High School District
GO Bonds Series 2025A	4.00%	08/01/54 (a)	150,000	145,524
Glendale Community College District
GO Bonds Series 2017A	5.25%	08/01/41 (a)(b)	100,000	103,323
GO Bonds Series 2017A	4.00%	08/01/46 (a)	1,500,000	1,493,567
GO Bonds Series 2020B	4.00%	08/01/50 (a)	170,000	167,602
GO Bonds Series 2025A	4.13%	08/01/50 (a)	320,000	320,773
GO Bonds Series 2025A	5.00%	08/01/55 (a)	500,000	532,142
Grossmont Union High School District
GO Bonds Series 2008	2.88%	08/01/32 (d)	490,000	412,192
Grossmont-Cuyamaca Community College District
GO Bonds Series 2018B	4.00%	08/01/47 (a)	130,000	129,058
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Hayward Area Recreation & Park District
Refunding GO Bonds Series 2017A	4.00%	08/01/46 (a)	25,000	25,007
Hayward Unified School District
GO Bonds Series 2017	4.00%	08/01/42 (a)(c)	35,000	34,998
GO Bonds Series 2019A	4.00%	08/01/48 (a)	250,000	238,694
GO Bonds Series 2020	4.00%	08/01/45 (a)(c)	150,000	148,559
GO Bonds Series 2020	4.00%	08/01/50 (a)(c)	150,000	142,766
GO Bonds Series 2025B	5.00%	08/01/50 (a)	250,000	267,386
GO Bonds Series 2025B	4.25%	08/01/55 (a)(c)	2,000,000	1,959,313
Refunding GO Bonds Series 2019	4.00%	08/01/43 (a)	1,000,000	1,002,712
Imperial Irrigation District Electric System Revenue
RB Series 2016B-1	5.00%	11/01/46 (a)	50,000	50,169
Irvine Facilities Financing Authority
RB Series 2023A	5.25%	05/01/48 (a)	300,000	300,508
RB Series 2023A	4.25%	05/01/53 (a)	100,000	99,205
Community Facilities District No. 2013-3 Special Tax Series 2023A	5.00%	09/01/48 (a)	500,000	532,219
Community Facilities District No. 2013-3 Special Tax Series 2023A	5.25%	09/01/53 (a)	25,000	26,720
Community Facilities District No. 2013-3 Special Tax Series 2023A	4.00%	09/01/58 (a)	100,000	93,555
Livermore Valley Joint Unified School District
GO Bonds Series 2019	4.00%	08/01/46 (a)	250,000	240,987
Long Beach Community College District
GO Bonds Series 2019C	4.00%	08/01/49 (a)	150,000	144,507
GO Bonds Series 2025E	5.00%	08/01/48 (a)	500,000	542,603
Long Beach Unified School District
GO Bonds Series 2019B	3.00%	08/01/48 (a)	150,000	118,247
GO Bonds Series 2019B	3.00%	08/01/50 (a)	350,000	269,845
GO Bonds Series 2019F	3.00%	08/01/47 (a)	3,250,000	2,605,928
GO Bonds Series 2023C	4.00%	08/01/50 (a)	100,000	97,988
GO Bonds Series 2023C	4.00%	08/01/53 (a)	1,000,000	966,240
GO Bonds Series 2026D	4.00%	08/01/52 (a)	205,000	198,604
Los Angeles Community College District
GO Bonds Series 2017J	4.00%	08/01/41 (a)	1,000,000	1,002,191
GO Bonds Series 2019K	4.00%	08/01/38 (a)	4,065,000	4,069,365
GO Bonds Series 2019K	3.00%	08/01/39 (a)	275,000	251,313
GO Bonds Series 2022C-1	5.00%	08/01/26	25,000	25,053
GO Bonds Series 2022L	5.00%	08/01/36 (a)	25,000	28,093
GO Bonds Series 2023A-1	5.00%	08/01/27	430,000	443,239
GO Bonds Series 2023D	5.00%	08/01/28	600,000	635,176
GO Bonds Series 2023D	5.00%	08/01/30	100,000	110,661
GO Bonds Series 2024	5.00%	08/01/26	1,190,000	1,192,530
GO Bonds Series 2024	5.00%	08/01/27	315,000	324,698
GO Bonds Series 2024	5.00%	08/01/29	640,000	693,022
GO Bonds Series 2024	5.00%	08/01/36 (a)	45,000	52,203
GO Bonds Series 2024	5.00%	08/01/38 (a)	175,000	199,918
GO Bonds Series 2024E	5.00%	08/01/28	700,000	741,038
GO Bonds Series 2024E	5.00%	08/01/29	215,000	232,812
GO Bonds Series 2024E	5.00%	08/01/30	640,000	708,233
GO Bonds Series 2025F	5.00%	08/01/28	460,000	486,968
GO Bonds Series 2025F	5.00%	08/01/31	1,880,000	2,117,721
Refunding GO Bonds Series 2016	4.00%	08/01/37 (a)	50,000	50,054
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Los Angeles County Facilities 2, Inc.
RB Series 2024A	5.25%	06/01/49 (a)	620,000	671,235
Los Angeles County Facilities, Inc.
RB Series 2018A	5.00%	12/01/43 (a)	490,000	509,126
RB Series 2018A	4.00%	12/01/48 (a)	100,000	97,002
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
RB Series 2017A	5.00%	07/01/38 (a)	30,000	30,629
RB Series 2017A	5.00%	07/01/42 (a)	150,000	152,792
RB Series 2017A	5.00%	07/01/42 (a)	200,000	203,723
RB Series 2019A	5.00%	07/01/37 (a)	120,000	125,260
RB Series 2019A	5.00%	07/01/44 (a)	230,000	239,610
RB Series 2019B	5.00%	07/01/35 (a)	60,000	62,800
RB Series 2019B	5.00%	07/01/36 (a)	170,000	177,741
RB Series 2020A	5.00%	06/01/27	175,000	179,383
RB Series 2020A	5.00%	06/01/28	865,000	910,045
RB Series 2020A	5.00%	06/01/29	165,000	177,524
RB Series 2020A	5.00%	06/01/30	280,000	307,353
RB Series 2020A	5.00%	06/01/33 (a)	2,510,000	2,567,727
RB Series 2020A	5.00%	06/01/34 (a)	250,000	255,579
RB Series 2020A	5.00%	06/01/35 (a)	50,000	54,296
RB Series 2020A	4.00%	06/01/36 (a)	1,290,000	1,341,662
RB Series 2020A	5.00%	06/01/36 (a)	35,000	37,891
RB Series 2020A	5.00%	06/01/37 (a)	50,000	54,043
RB Series 2021A	5.00%	06/01/29	270,000	290,652
RB Series 2021A	5.00%	06/01/30	105,000	115,422
RB Series 2021A	5.00%	06/01/32 (a)	165,000	184,320
RB Series 2021A	5.00%	06/01/33 (a)	80,000	89,219
RB Series 2021A	4.00%	06/01/34 (a)	270,000	284,467
RB Series 2021A	4.00%	06/01/35 (a)	170,000	177,950
RB Series 2021A	4.00%	06/01/37 (a)	200,000	206,644
Refunding RB Series 2024A	5.00%	06/01/31	1,000,000	1,120,103
Refunding RB Series 2024A	5.00%	06/01/33	75,000	86,968
Refunding RB Series 2024A	5.00%	06/01/38 (a)	125,000	143,163
Refunding RB Series 2024A	5.00%	06/01/39 (a)	1,000,000	1,137,664
Measure R Sales Tax Revenue RB Series 2026B	5.00%	06/01/27	4,000,000	4,100,182
Measure R Sales Tax Revenue RB Series 2026B	5.00%	06/01/29	125,000	134,561
Measure R Sales Tax Revenue RB Series 2026B	5.00%	06/01/37 (a)	210,000	242,043
Measure R Sales Tax Revenue RB Series 2026B	5.00%	06/01/38 (a)	880,000	1,007,866
Measure R Sales Tax Revenue RB Series 2026B	5.00%	06/01/39 (a)	1,000,000	1,137,664
Los Angeles County Public Works Financing Authority
RB Series 2016D	4.00%	12/01/40 (a)	200,000	200,026
RB Series 2020A	4.00%	12/01/43 (a)	270,000	271,133
RB Series 2020A	3.00%	12/01/50 (a)	500,000	382,060
RB Series 2021F	4.00%	12/01/46 (a)	100,000	100,233
RB Series 2025J	5.00%	12/01/43 (a)	1,200,000	1,357,194
RB Series 2025J	5.00%	12/01/45 (a)	365,000	407,524
RB Series 2025J	5.00%	12/01/47 (a)	1,000,000	1,096,603
RB Series 2025J	5.25%	12/01/50 (a)	900,000	990,304
RB Series 2025J	5.50%	12/01/54 (a)	1,900,000	2,113,627
Refunding RB Series 2024H	5.00%	12/01/49 (a)	530,000	570,275
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Los Angeles Department of Water & Power
Refunding RB Series 2026B	5.00%	07/01/34	1,000,000	1,127,230
Power System Revenue RB Series 2017A	5.00%	07/01/34 (a)	160,000	161,492
Power System Revenue RB Series 2017A	5.00%	07/01/47 (a)	100,000	100,372
Power System Revenue RB Series 2017C	5.00%	07/01/47 (a)	3,000,000	3,022,058
Power System Revenue RB Series 2019A	5.00%	07/01/45 (a)	140,000	143,084
Power System Revenue RB Series 2019A	5.00%	07/01/49 (a)	175,000	177,707
Power System Revenue RB Series 2021C	4.00%	07/01/26 (b)	50,000	50,000
Power System Revenue RB Series 2021C	5.00%	07/01/45 (a)	1,190,000	1,241,018
Power System Revenue RB Series 2021C	5.00%	07/01/51 (a)	1,500,000	1,539,260
Power System Revenue RB Series 2022A	5.00%	07/01/46 (a)	130,000	135,294
Power System Revenue RB Series 2022A	5.00%	07/01/51 (a)	265,000	271,936
Power System Revenue RB Series 2022B	5.00%	07/01/43 (a)	50,000	53,096
Power System Revenue RB Series 2022B	5.00%	07/01/47 (a)	110,000	114,381
Power System Revenue RB Series 2023B	5.25%	07/01/53 (a)	40,000	41,927
Power System Revenue RB Series 2024D	5.00%	07/01/43 (a)	510,000	550,602
Power System Revenue RB Series 2024D	5.00%	07/01/45 (a)	425,000	452,525
Power System Revenue RB Series 2024D	5.00%	07/01/47 (a)	100,000	105,102
Power System Revenue RB Series 2024D	5.00%	07/01/50 (a)	100,000	104,129
Power System Revenue RB Series 2026A	5.00%	07/01/32	1,000,000	1,108,186
Power System Revenue RB Series 2026A	5.00%	07/01/41 (a)	1,000,000	1,100,876
Power System Revenue Refunding RB Series 2017B	5.00%	07/01/35 (a)	10,000	10,090
Power System Revenue Refunding RB Series 2018D	5.00%	07/01/33 (a)	200,000	207,351
Power System Revenue Refunding RB Series 2018D	5.00%	07/01/34 (a)	250,000	258,918
Power System Revenue Refunding RB Series 2019B	5.00%	07/01/32 (a)	535,000	560,122
Power System Revenue Refunding RB Series 2019B	5.00%	07/01/33 (a)	400,000	418,141
Power System Revenue Refunding RB Series 2019D	5.00%	07/01/32 (a)	1,000,000	1,055,931
Power System Revenue Refunding RB Series 2019D	5.00%	07/01/44 (a)	250,000	257,387
Power System Revenue Refunding RB Series 2020A	5.00%	07/01/27	230,000	235,672
Power System Revenue Refunding RB Series 2020A	5.00%	07/01/29	150,000	159,115
Power System Revenue Refunding RB Series 2020B	5.00%	07/01/40 (a)	235,000	246,586
Power System Revenue Refunding RB Series 2020B	5.00%	07/01/45 (a)	700,000	724,479
Power System Revenue Refunding RB Series 2021B	5.00%	07/01/41 (a)	300,000	315,660
Power System Revenue Refunding RB Series 2021B	5.00%	07/01/46 (a)	80,000	82,961
Power System Revenue Refunding RB Series 2021B	5.00%	07/01/48 (a)	150,000	154,146
Power System Revenue Refunding RB Series 2022C	5.00%	07/01/40 (a)	900,000	959,417
Power System Revenue Refunding RB Series 2022C	5.00%	07/01/41 (a)	345,000	366,620
Power System Revenue Refunding RB Series 2022E	5.00%	07/01/26	100,000	100,000
Power System Revenue Refunding RB Series 2022E	5.00%	07/01/27	200,000	204,932
Power System Revenue Refunding RB Series 2022E	5.00%	07/01/29	100,000	106,076
Power System Revenue Refunding RB Series 2023A	5.00%	07/01/28	255,000	266,596
Power System Revenue Refunding RB Series 2023A	5.00%	07/01/29	1,135,000	1,203,968
Power System Revenue Refunding RB Series 2023A	5.00%	07/01/31	105,000	114,883
Power System Revenue Refunding RB Series 2023D	5.00%	07/01/32	500,000	554,093
Power System Revenue Refunding RB Series 2023D	5.00%	07/01/42 (a)	5,000	5,371
Power System Revenue Refunding RB Series 2023E	5.00%	07/01/35 (a)	1,000,000	1,107,423
Power System Revenue Refunding RB Series 2023E	5.00%	07/01/36 (a)	325,000	358,057
Power System Revenue Refunding RB Series 2023E	5.00%	07/01/38 (a)	380,000	413,967
Power System Revenue Refunding RB Series 2023E	5.00%	07/01/53 (a)	125,000	129,173
Power System Revenue Refunding RB Series 2024A	5.00%	07/01/29	250,000	265,191
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Power System Revenue Refunding RB Series 2024B	5.00%	07/01/36 (a)	85,000	94,189
Power System Revenue Refunding RB Series 2024B	5.00%	07/01/37 (a)	650,000	715,940
Power System Revenue Refunding RB Series 2024B	5.00%	07/01/38 (a)	150,000	164,245
Power System Revenue Refunding RB Series 2024C	5.00%	07/01/35 (a)	410,000	456,823
Power System Revenue Refunding RB Series 2024C	5.00%	07/01/39 (a)	1,020,000	1,113,377
Power System Revenue Refunding RB Series 2024C	5.00%	07/01/44 (a)	2,055,000	2,201,324
Power System Revenue Refunding RB Series 2024C	5.00%	07/01/46 (a)	815,000	862,426
Power System Revenue Refunding RB Series 2024E	5.00%	07/01/30	250,000	269,236
Power System Revenue Refunding RB Series 2024E	5.00%	07/01/39 (a)	250,000	274,206
Power System Revenue Refunding RB Series 2025A	5.00%	07/01/28 (a)	1,500,000	1,551,495
Power System Revenue Refunding RB Series 2025A	5.00%	07/01/50 (a)	2,000,000	2,086,860
Power System Revenue Refunding RB Series 2025A	5.00%	07/01/53 (a)(c)	1,000,000	1,040,733
Power System Revenue Refunding RB Series 2025B	5.00%	07/01/30	1,000,000	1,076,945
Power System Revenue Refunding RB Series 2025B	5.00%	07/01/31	1,000,000	1,094,123
Power System Revenue Refunding RB Series 2025B	5.00%	07/01/34	290,000	326,897
Power System Revenue Refunding RB Series 2025B	5.00%	07/01/35	150,000	170,084
Power System Revenue Refunding RB Series 2025C	5.00%	07/01/30 (a)	2,000,000	2,144,576
Power System Revenue Refunding RB Series 2025C	5.00%	07/01/42 (a)	750,000	818,963
Power System Revenue Refunding RB Series 2026D	5.00%	07/01/36 (a)	2,000,000	2,253,357
Power System Revenue Refunding RB Series 2026D	5.00%	07/01/46 (a)	775,000	827,588
Los Angeles Department of Water & Power Water System Revenue
RB Series 2018A	5.00%	07/01/48 (a)	85,000	85,994
RB Series 2024A	5.00%	07/01/31	250,000	273,531
Refunding RB Series 2020A	5.00%	07/01/41 (a)	85,000	88,980
Refunding RB Series 2020A	5.00%	07/01/50 (a)	300,000	306,730
Refunding RB Series 2021B	5.00%	07/01/46 (a)	1,000,000	1,037,011
Refunding RB Series 2021C	5.00%	07/01/36 (a)	100,000	106,101
Refunding RB Series 2021C	5.00%	07/01/37 (a)	215,000	227,327
Refunding RB Series 2021C	5.00%	07/01/38 (a)	105,000	110,644
Refunding RB Series 2021C	5.00%	07/01/40 (a)	500,000	524,650
Refunding RB Series 2022B	5.00%	07/01/47 (a)	295,000	305,878
Refunding RB Series 2022B	4.00%	07/01/49 (a)	200,000	192,413
Refunding RB Series 2022C	5.00%	07/01/38 (a)	75,000	80,844
Refunding RB Series 2022C	5.00%	07/01/39 (a)	435,000	467,686
Refunding RB Series 2022C	5.00%	07/01/40 (a)	100,000	107,139
Refunding RB Series 2022C	5.00%	07/01/41 (a)	245,000	261,601
Refunding RB Series 2022C	5.00%	07/01/42 (a)	350,000	372,637
Refunding RB Series 2022C	5.00%	07/01/43 (a)	150,000	159,288
Refunding RB Series 2022D	5.00%	07/01/47 (a)	55,000	57,190
Refunding RB Series 2022D	5.00%	07/01/52 (a)	500,000	514,932
Refunding RB Series 2023A	5.00%	07/01/33	75,000	83,952
Refunding RB Series 2023A	5.00%	07/01/34 (a)	305,000	339,474
Refunding RB Series 2024B	5.00%	07/01/38 (a)	250,000	275,113
Refunding RB Series 2024B	5.00%	07/01/39 (a)	1,550,000	1,700,075
Refunding RB Series 2025A	5.00%	01/01/30 (a)	705,000	747,369
Refunding RB Series 2025C	5.00%	07/01/30	500,000	538,473
Refunding RB Series 2025C	5.00%	07/01/39 (a)	2,000,000	2,214,195
Refunding RB Series 2025C	5.00%	07/01/42 (a)	2,500,000	2,739,864
Refunding RB Series 2025C	5.00%	07/01/43 (a)	500,000	543,984
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2025C	5.00%	07/01/44 (a)(c)	280,000	304,386
Refunding RB Series 2025C	5.00%	07/01/49 (a)	1,000,000	1,048,716
Los Angeles Unified School District
COP Series 2023A	5.00%	10/01/34 (a)(b)	1,190,000	1,380,167
COP Series 2023A	5.00%	10/01/34 (a)	795,000	903,031
COP Series 2023A	5.00%	10/01/36 (a)(b)	60,000	69,588
COP Series 2023A	5.00%	10/01/36 (a)	40,000	44,971
COP Series 2023A	5.00%	10/01/37 (a)(b)	55,000	63,789
COP Series 2023A	5.00%	10/01/37 (a)	35,000	39,187
GO Bonds Series 2016A	4.00%	07/01/40 (a)	110,000	110,001
GO Bonds Series 2018B-1	5.00%	07/01/26	250,000	250,000
GO Bonds Series 2018B-1	5.00%	07/01/27	250,000	256,842
GO Bonds Series 2018B-1	5.00%	07/01/30 (a)	100,000	103,813
GO Bonds Series 2018B-1	5.00%	07/01/32 (a)	425,000	440,322
GO Bonds Series 2018B-1	5.00%	07/01/33 (a)	225,000	232,858
GO Bonds Series 2018B-1	5.25%	07/01/42 (a)	310,000	319,673
GO Bonds Series 2020C	5.00%	07/01/26	625,000	625,000
GO Bonds Series 2020C	5.00%	07/01/27	215,000	220,884
GO Bonds Series 2020C	5.00%	07/01/29	185,000	199,224
GO Bonds Series 2020C	4.00%	07/01/31 (a)	140,000	147,778
GO Bonds Series 2020C	3.00%	07/01/35 (a)	70,000	68,856
GO Bonds Series 2020C	4.00%	07/01/37 (a)	80,000	82,406
GO Bonds Series 2020C	4.00%	07/01/39 (a)	150,000	153,134
GO Bonds Series 2020C	4.00%	07/01/40 (a)	350,000	356,038
GO Bonds Series 2020C	4.00%	07/01/44 (a)	365,000	367,335
GO Bonds Series 2020C	3.00%	07/01/45 (a)	100,000	84,949
GO Bonds Series 2020RYQ	5.00%	07/01/33 (a)	85,000	92,565
GO Bonds Series 2020RYQ	5.00%	07/01/35 (a)	200,000	216,300
GO Bonds Series 2020RYQ	4.00%	07/01/36 (a)	115,000	119,096
GO Bonds Series 2020RYQ	4.00%	07/01/37 (a)	25,000	25,752
GO Bonds Series 2020RYQ	4.00%	07/01/44 (a)	630,000	634,030
GO Bonds Series 2021RYRR	4.00%	07/01/46 (a)	135,000	135,191
GO Bonds Series 2022QRR	5.00%	07/01/29	140,000	150,764
GO Bonds Series 2022QRR	5.25%	07/01/47 (a)	255,000	275,643
GO Bonds Series 2023	5.00%	07/01/37 (a)	10,000	11,325
GO Bonds Series 2023	5.00%	07/01/38 (a)	25,000	28,181
GO Bonds Series 2023	5.25%	07/01/40 (a)	505,000	573,771
GO Bonds Series 2023	5.25%	07/01/42 (a)	50,000	56,272
GO Bonds Series 2023	5.25%	07/01/48 (a)	1,285,000	1,396,203
GO Bonds Series 2024QRR	5.00%	07/01/35 (a)	1,500,000	1,744,319
GO Bonds Series 2024QRR	5.00%	07/01/39 (a)	70,000	79,555
GO Bonds Series 2024QRR	5.00%	07/01/40 (a)	50,000	56,597
GO Bonds Series 2024QRR	5.00%	07/01/43 (a)	2,180,000	2,431,363
GO Bonds Series 2024QRR	5.00%	07/01/44 (a)	2,000,000	2,216,443
GO Bonds Series 2024QRR	5.00%	07/01/45 (a)	45,000	49,494
GO Bonds Series 2024QRR	4.00%	07/01/49 (a)	500,000	488,204
GO Bonds Series 2024QRR	5.25%	07/01/49 (a)	85,000	92,975
GO Bonds Series 2026QRR	5.00%	07/01/41 (a)	1,500,000	1,707,922
GO Bonds Series 2026QRR	5.00%	07/01/46 (a)	1,125,000	1,237,356
Refunding GO Bonds Series 2016B	5.00%	07/01/27 (a)	155,000	155,341
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2016B	2.00%	07/01/29 (a)	100,000	96,624
Refunding GO Bonds Series 2016B	5.00%	07/01/30 (a)	30,000	30,060
Refunding GO Bonds Series 2016B	3.00%	07/01/31 (a)	165,000	164,159
Refunding GO Bonds Series 2016B	3.00%	07/01/32 (a)	50,000	49,524
Refunding GO Bonds Series 2017A	5.00%	07/01/26	410,000	410,000
Refunding GO Bonds Series 2017A	5.00%	07/01/27	1,085,000	1,114,693
Refunding GO Bonds Series 2019A	5.00%	07/01/27	475,000	487,999
Refunding GO Bonds Series 2019A	5.00%	07/01/29	530,000	570,750
Refunding GO Bonds Series 2019A	5.00%	07/01/30 (a)	280,000	301,148
Refunding GO Bonds Series 2019A	5.00%	07/01/31 (a)	200,000	214,720
Refunding GO Bonds Series 2019A	5.00%	07/01/32 (a)	1,000,000	1,071,365
Refunding GO Bonds Series 2020A	5.00%	07/01/27	300,000	308,210
Refunding GO Bonds Series 2020A	5.00%	07/01/28	275,000	289,707
Refunding GO Bonds Series 2020A	5.00%	07/01/32 (a)	200,000	218,479
Refunding GO Bonds Series 2024A	5.00%	07/01/26	1,060,000	1,060,000
Refunding GO Bonds Series 2024A	5.00%	07/01/27	1,445,000	1,484,545
Refunding GO Bonds Series 2024A	5.00%	07/01/28	875,000	921,794
Refunding GO Bonds Series 2024A	5.00%	07/01/29	1,285,000	1,383,800
Refunding GO Bonds Series 2024A	5.00%	07/01/30	1,540,000	1,693,288
Refunding GO Bonds Series 2024A	5.00%	07/01/31	500,000	559,885
Refunding GO Bonds Series 2024A	5.00%	07/01/32	2,335,000	2,650,669
Refunding GO Bonds Series 2024A	5.00%	07/01/33	5,000,000	5,742,566
Refunding GO Bonds Series 2024A	5.00%	07/01/34	235,000	272,999
Refunding GO Bonds Series 2025A	5.00%	07/01/29	125,000	134,611
Marin Healthcare District
GO Bonds Series 2017A	4.00%	08/01/47 (a)	350,000	334,775
Metropolitan Water District of Southern California
RB Series 2020A	5.00%	10/01/45 (a)	1,535,000	1,605,245
RB Series 2021A	5.00%	10/01/46 (a)	200,000	213,180
RB Series 2023A	5.00%	04/01/53 (a)	40,000	42,302
Refunding RB Series 2017A	2.50%	07/01/26	100,000	100,000
Refunding RB Series 2017A	2.50%	07/01/27	150,000	149,915
Refunding RB Series 2019A	5.00%	07/01/29	265,000	286,496
Refunding RB Series 2019A	5.00%	07/01/30 (a)	1,350,000	1,440,552
Refunding RB Series 2019A	5.00%	07/01/31 (a)	285,000	303,299
Refunding RB Series 2019A	5.00%	07/01/34 (a)	3,500,000	3,701,549
Refunding RB Series 2020A	5.00%	07/01/27	255,000	261,979
Refunding RB Series 2020A	5.00%	07/01/29	345,000	372,985
Refunding RB Series 2020C	5.00%	07/01/40 (a)	20,000	21,557
Refunding RB Series 2022A	5.00%	10/01/28	550,000	584,816
Refunding RB Series 2022A	5.00%	10/01/29	250,000	271,973
Refunding RB Series 2022B	3.00%	07/01/28	500,000	507,192
Refunding RB Series 2024A	5.00%	04/01/31	150,000	168,373
Refunding RB Series 2024A	5.00%	04/01/34	110,000	129,033
Refunding RB Series 2025A	5.00%	04/01/38 (a)	125,000	145,196
Mountain View-Whisman School District
GO Bonds Series 2022B	4.25%	09/01/45 (a)	40,000	40,283
Mt San Antonio Community College District
GO Bonds Series 2019A	4.00%	08/01/49 (a)	525,000	514,865
GO Bonds Series 2021E	4.07%	08/01/46 (a)(d)	250,000	100,105
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2025A	5.00%	08/01/50 (a)	1,000,000	1,077,676
GO Bonds Series 2025A	5.25%	08/01/55 (a)	500,000	543,102
Municipal Improvement Corp. of Los Angeles
RB Series 2025A	5.00%	05/01/46 (a)	1,000,000	1,076,676
RB Series 2025A	5.25%	05/01/50 (a)	1,000,000	1,072,648
RB Series 2025A	5.00%	05/01/55 (a)	1,100,000	1,146,079
Refunding RB Series 2016B	5.00%	11/01/28 (a)	75,000	75,605
Refunding RB Series 2016B	5.00%	11/01/29 (a)	35,000	35,274
Refunding RB Series 2016B	5.00%	11/01/30 (a)	315,000	317,404
Refunding RB Series 2016B	5.00%	11/01/31 (a)	200,000	201,486
Refunding RB Series 2016B	4.00%	11/01/33 (a)	580,000	580,297
Refunding RB Series 2016B	4.00%	11/01/34 (a)	500,000	499,994
Refunding RB Series 2016B	4.00%	11/01/35 (a)	150,000	149,987
Napa Valley Unified School District
GO Bonds Series 2019C	4.00%	08/01/44 (a)(c)	250,000	250,021
Natomas Unified School District
GO Bonds Series 2020A	4.00%	08/01/49 (a)(c)	25,000	24,228
New Haven Unified School District
GO Bonds Series 2009	3.52%	08/01/33 (c)(d)	125,000	100,809
Newport Mesa Unified School District
GO Bonds Series 2011	3.10%	08/01/33 (d)	250,000	202,747
GO Bonds Series 2011	3.47%	08/01/38 (d)	250,000	165,901
Norman Y Mineta San Jose International Airport SJC
Refunding RB Series 2017B	5.00%	03/01/42 (a)	100,000	101,117
Refunding RB Series 2017B	5.00%	03/01/47 (a)(c)	160,000	161,200
North Orange County Community College District
GO Bonds Series 2003B	2.97%	08/01/28 (c)(d)	35,000	33,351
Northern California Sanitation Agencies Financing Authority
Sacramento Area Sewer District Refunding RB Series 2020A	5.00%	12/01/50 (a)	100,000	104,451
Sacramento Area Sewer District Refunding RB Series 2021	5.00%	12/01/31	35,000	39,733
Sacramento Area Sewer District Refunding RB Series 2021	5.00%	12/01/32 (a)	125,000	144,279
Sacramento Area Sewer District Refunding RB Series 2021	5.00%	12/01/33 (a)	115,000	129,776
Sacramento Area Sewer District Refunding RB Series 2024A	5.00%	12/01/35 (a)	65,000	76,098
Sacramento Area Sewer District Refunding RB Series 2024A	5.00%	12/01/38 (a)	55,000	63,101
Sacramento Area Sewer District Refunding RB Series 2024A	5.00%	12/01/39 (a)	115,000	130,943
Oakland Unified School District/Alameda County
GO Bonds Series 2021A	4.00%	08/01/46 (a)(c)	295,000	289,045
Orange County Local Transportation Authority Sales Tax Revenue
RB Series 2019	5.00%	02/15/41 (a)	100,000	104,563
Oxnard Union High School District
GO Bonds Series 2018A	5.00%	08/01/42 (a)(b)	100,000	100,205
GO Bonds Series 2022C	4.00%	08/01/47 (a)	215,000	212,540
Palo Alto Unified School District
GO Bonds Series 2025	5.00%	08/01/26	1,055,000	1,057,171
GO Bonds Series 2025	5.00%	08/01/29	500,000	542,358
Palomar Community College District
GO Bonds Series 2017D	4.00%	08/01/46 (a)	100,000	99,708
Pasadena Area Community College District
Refunding GO Bonds Series 2023A-1	5.00%	08/01/48 (a)	230,000	242,969
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue
RB Series 2022A	5.00%	06/01/51 (a)	300,000	312,025
Peralta Community College District
GO Bonds Series 2022B	5.50%	08/01/52 (a)	1,000,000	1,071,453
Perris Union High School District
GO Bonds Series 2019A	4.00%	09/01/43 (a)(c)	35,000	35,211
GO Bonds Series 2019A	4.00%	09/01/48 (a)(c)	200,000	195,737
Pleasanton Unified School District
GO Bonds Series 2023	4.00%	08/01/52 (a)	555,000	530,052
Pomona Unified School District
GO Bonds Series 2025A	5.00%	08/01/55 (a)	135,000	142,968
Poway Unified School District
Facilities Improvement District No. 2007-1 GO Bonds Series 2009A	6.50%	08/01/31 (d)	60,000	51,893
Facilities Improvement District No. 2007-1 GO Bonds Series 2011	3.98%	08/01/33 (d)	85,000	68,803
Facilities Improvement District No. 2007-1 GO Bonds Series 2011	2.92%	08/01/34 (d)	280,000	218,669
Facilities Improvement District No. 2007-1 GO Bonds Series 2011	4.12%	08/01/37 (d)	250,000	173,195
Facilities Improvement District No. 2007-1 GO Bonds Series 2011	4.61%	08/01/51 (d)	2,635,000	856,247
Rancho Santiago Community College District
GO Bonds Series 2006C	3.31%	09/01/30 (c)(d)	280,000	249,599
Rio Hondo Community College District
GO Bonds Series 2022D	4.49%	08/01/44 (a)(d)	500,000	217,146
GO Bonds Series 2022D	4.34%	08/01/45 (a)(d)	300,000	123,001
GO Bonds Series 2025A	5.00%	08/01/50 (a)	225,000	241,589
GO Bonds Series 2025A	4.38%	08/01/55 (a)	350,000	354,230
River Islands Public Financing Authority
Community Facilities District No. 2003-1 Area 1 Refunding Special Tax Series 2022A-1	5.25%	09/01/52 (a)(c)	500,000	522,709
Riverside Community College District
GO Bonds Series 2025A	4.00%	08/01/50 (a)	250,000	244,224
GO Bonds Series 2025A	4.00%	08/01/54 (a)	250,000	240,938
Riverside County Transportation Commission
Refunding RB Series 2021B-1	4.00%	06/01/37 (a)	60,000	62,346
Refunding RB Series 2021B-1	4.00%	06/01/38 (a)	305,000	315,302
Refunding RB Series 2021B-1	4.00%	06/01/39 (a)	275,000	282,523
Refunding RB Series 2021B-1	4.00%	06/01/40 (a)	80,000	81,979
Refunding RB Series 2021B-1	4.00%	06/01/46 (a)	150,000	149,564
Refunding RB Series 2021C	4.00%	06/01/47 (a)	50,000	49,154
Riverside County Transportation Commission Sales Tax Revenue
Refunding RB Series 2017B	5.00%	06/01/30 (a)	170,000	176,281
Refunding RB Series 2017B	5.00%	06/01/32 (a)	550,000	569,094
Refunding RB Series 2017B	5.00%	06/01/35 (a)	225,000	232,029
Refunding RB Series 2017B	5.00%	06/01/37 (a)	25,000	25,724
Riverside Unified School District
GO Bonds Series 2019B	4.00%	08/01/42 (a)	200,000	200,194
Roseville Joint Union High School District
GO Bonds Series 2025E	4.63%	08/01/53 (a)	250,000	254,636
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No. 2 Refunding Assessment Series 2016A	5.00%	10/01/41 (a)	305,000	305,980
Sacramento City Financing Authority
Refunding RB Series 2006	5.25%	12/01/30 (c)	385,000	416,280
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sacramento City Unified School District
GO Bonds Series 2021G	4.00%	08/01/49 (a)(c)	200,000	188,131
GO Bonds Series 2022A	5.50%	08/01/52 (a)(c)	820,000	843,810
GO Bonds Series 2024B	4.00%	08/01/54 (a)	220,000	203,494
GO Bonds Series 2025C	5.00%	08/01/50 (a)	300,000	310,036
GO Bonds Series 2025C	5.00%	08/01/54 (a)	2,500,000	2,563,683
Sacramento Municipal Utility District
RB Series 2019G	5.00%	08/15/39 (a)	35,000	37,194
RB Series 2019G	5.00%	08/15/40 (a)	240,000	253,806
RB Series 2020H	4.00%	08/15/45 (a)	325,000	326,285
RB Series 2023K	5.00%	08/15/48 (a)	3,020,000	3,230,990
RB Series 2023K	5.00%	08/15/53 (a)	105,000	111,114
RB Series 2024M	5.00%	11/15/49 (a)	90,000	96,460
RB Series 2024M	5.00%	11/15/54 (a)	435,000	461,653
Refunding RB Series 2024N-1	5.00%	11/15/32	120,000	137,264
Sacramento Transportation Authority Sales Tax Revenue
Refunding RB Series 2023	5.00%	10/01/32	95,000	109,421
Refunding RB Series 2023	5.00%	10/01/34 (a)	255,000	295,794
Refunding RB Series 2023	5.00%	10/01/36 (a)	180,000	206,400
San Bernardino City Unified School District
GO Bonds Series 2020F	3.00%	08/01/44 (a)(c)	1,000,000	863,105
San Bernardino Community College District
GO Bonds Series 2009B	4.16%	08/01/38 (d)	255,000	161,089
GO Bonds Series 2009B	4.63%	08/01/48 (d)	150,000	59,381
GO Bonds Series 2019A	4.00%	08/01/49 (a)(b)	60,000	61,189
GO Bonds Series 2023B	4.13%	08/01/49 (a)	540,000	541,574
GO Bonds Series 2023B	5.00%	08/01/49 (a)	120,000	126,254
GO Bonds Series 2025F	5.17%	08/01/50 (a)(d)	1,000,000	295,784
San Diego Community College District
GO Bonds Series 2016	5.00%	08/01/29 (a)(b)	220,000	220,468
GO Bonds Series 2016	5.00%	08/01/31 (a)(b)	25,000	25,053
GO Bonds Series 2024	5.00%	08/01/30	75,000	82,934
GO Bonds Series 2025A-1	5.00%	08/01/42 (a)	205,000	233,104
GO Bonds Series 2025A-1	5.00%	08/01/45 (a)	105,000	116,952
GO Bonds Series 2025A-1	4.00%	08/01/50 (a)	1,000,000	988,543
GO Bonds Series 2025A-1	5.00%	08/01/55 (a)	1,930,000	2,069,172
San Diego County Regional Airport Authority
RB Series 2021A	4.00%	07/01/46 (a)	1,075,000	1,076,877
RB Series 2021A	4.00%	07/01/51 (a)	350,000	337,079
RB Series 2021A	5.00%	07/01/51 (a)	35,000	36,587
RB Series 2021A	4.00%	07/01/56 (a)	545,000	522,472
RB Series 2021A	5.00%	07/01/56 (a)	305,000	317,647
Refunding RB Series 2019A	5.00%	07/01/36 (a)	55,000	58,561
Refunding RB Series 2019A	4.00%	07/01/38 (a)	25,000	25,455
San Diego County Regional Transportation Commission
Refunding RB Series 2023A	5.00%	04/01/29	200,000	215,142
Refunding RB Series 2023A	5.00%	04/01/32	75,000	85,719
Refunding RB Series 2023A	5.00%	04/01/33	530,000	614,511
Refunding RB Series 2023A	5.00%	04/01/37 (a)	300,000	340,191
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Diego County Water Authority
Refunding RB Series 2021B	4.00%	05/01/33 (a)	30,000	31,895
Refunding RB Series 2021B	4.00%	05/01/34 (a)	400,000	422,781
Refunding RB Series 2021B	4.00%	05/01/35 (a)	260,000	273,525
Refunding RB Series 2021B	4.00%	05/01/36 (a)	150,000	157,067
Refunding RB Series 2021B	4.00%	05/01/37 (a)	175,000	182,315
Refunding RB Series 2021S	5.00%	05/01/28 (a)	1,215,000	1,271,433
San Diego Public Facilities Financing Authority
RB Series 2021A	4.00%	10/15/50 (a)	260,000	253,569
RB Series 2023A	4.00%	10/15/48 (a)	325,000	320,375
RB Series 2023A	5.25%	10/15/52 (a)	130,000	138,950
Refunding RB Series 2025A	5.25%	10/15/55 (a)	2,500,000	2,709,406
Sewer Utility Revenue RB Series 2022A	5.00%	05/15/47 (a)	15,000	15,913
Sewer Utility Revenue RB Series 2024A	5.00%	05/15/54 (a)	250,000	264,627
Water Utility Revenue RB Series 2019A	5.00%	08/01/43 (a)	200,000	207,133
Water Utility Revenue RB Series 2023A	5.25%	08/01/48 (a)	35,000	37,926
Water Utility Revenue RB Series 2023A	4.00%	08/01/52 (a)	500,000	485,945
Water Utility Revenue Refunding RB Series 2016B	5.00%	08/01/27 (a)	75,000	75,143
San Diego Unified School District
GO Bonds Series 2010C	3.08%	07/01/30 (d)	30,000	26,952
GO Bonds Series 2010C	3.41%	07/01/35 (d)	200,000	151,222
GO Bonds Series 2010C	3.96%	07/01/38 (d)	2,000,000	1,336,613
GO Bonds Series 2010C	3.88%	07/01/39 (d)	1,000,000	640,500
GO Bonds Series 2010C	3.70%	07/01/40 (d)	1,000,000	613,223
GO Bonds Series 2010C	4.23%	07/01/45 (d)	150,000	71,415
GO Bonds Series 2012R-1	3.04%	07/01/30 (d)	165,000	147,651
GO Bonds Series 2017I	3.13%	07/01/42 (a)	175,000	156,528
GO Bonds Series 2017I	4.00%	07/01/47 (a)	100,000	99,560
GO Bonds Series 2019B	3.25%	07/01/48 (a)	350,000	295,575
GO Bonds Series 2019C-2	3.00%	07/01/44 (a)	275,000	236,246
GO Bonds Series 2019L	4.00%	07/01/49 (a)	100,000	98,662
GO Bonds Series 2020D-2	2.00%	07/01/45 (a)	2,000,000	1,388,398
GO Bonds Series 2020M-2	4.00%	07/01/50 (a)	200,000	196,289
GO Bonds Series 2021N-2	4.00%	07/01/46 (a)	1,765,000	1,769,672
GO Bonds Series 2022F-2	5.00%	07/01/29	515,000	554,907
GO Bonds Series 2023A-3	5.00%	07/01/48 (a)	1,650,000	1,763,623
GO Bonds Series 2023A-3	4.00%	07/01/53 (a)	1,900,000	1,836,019
GO Bonds Series 2023G-2	5.00%	07/01/28	870,000	916,877
GO Bonds Series 2023G-3	5.00%	07/01/43 (a)	85,000	93,883
GO Bonds Series 2023G-3	4.00%	07/01/53 (a)	530,000	512,153
GO Bonds Series 2023N-2	5.00%	07/01/48 (a)	55,000	58,787
GO Bonds Series 2023N-2	5.00%	07/01/53 (a)	180,000	190,558
GO Bonds Series 2024B-3	4.00%	07/01/54 (a)	350,000	337,343
GO Bonds Series 2024H-2	5.00%	07/01/49 (a)	1,655,000	1,777,865
GO Bonds Series 2025C-3	5.00%	07/01/26	210,000	210,000
GO Bonds Series 2025C-3	5.00%	07/01/50 (a)	1,500,000	1,619,209
GO Bonds Series 2025I-3	5.00%	07/01/26	220,000	220,000
Refunding GO Bonds Series 2005E-2	5.50%	07/01/27 (c)	150,000	155,236
Refunding GO Bonds Series 2006F-1	5.25%	07/01/28 (c)	390,000	412,911
Refunding GO Bonds Series 2025ZR-6A	5.00%	07/01/42	300,000	361,965
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2017A-1	4.00%	08/01/42 (a)	150,000	150,193
GO Bonds Series 2019B-1	4.00%	08/01/44 (a)	305,000	306,169
GO Bonds Series 2019B-1	3.00%	08/01/49 (a)	150,000	117,346
GO Bonds Series 2020C-1	4.00%	08/01/45 (a)	500,000	498,377
GO Bonds Series 2020C-1	3.00%	08/01/50 (a)	1,355,000	1,046,569
GO Bonds Series 2022D-1	4.00%	08/01/47 (a)	100,000	99,416
GO Bonds Series 2022D-1	5.25%	08/01/47 (a)	190,000	204,318
GO Bonds Series 2022D-1	4.25%	08/01/52 (a)	135,000	135,477
GO Bonds Series 2025E-1	5.00%	08/01/34	500,000	589,680
GO Bonds Series 2025E-1	5.00%	08/01/37 (a)	135,000	158,799
GO Bonds Series 2025E-1	5.00%	08/01/42 (a)	1,000,000	1,143,860
Refunding GO Bonds Series 2017E	5.00%	08/01/36 (a)	50,000	51,313
Refunding GO Bonds Series 2025H	5.00%	08/01/26	600,000	601,163
Refunding GO Bonds Series 2025H	5.00%	08/01/35	130,000	155,004
San Francisco City & County Airport Commission-San Francisco International Airport
RB Series 2017B	5.00%	05/01/47 (a)	150,000	151,367
RB Series 2018E	5.00%	05/01/48 (a)	100,000	101,891
RB Series 2019B	5.00%	05/01/49 (a)	30,000	30,786
RB Series 2019F	5.00%	05/01/50 (a)	100,000	102,399
Refunding RB Series 2019D	5.00%	05/01/32 (a)	1,040,000	1,112,289
Refunding RB Series 2019D	5.00%	05/01/33 (a)	50,000	53,383
Refunding RB Series 2019D	5.00%	05/01/34 (a)	65,000	69,263
Refunding RB Series 2019D	5.00%	05/01/37 (a)	380,000	402,209
Refunding RB Series 2021B	5.00%	05/01/31	60,000	66,960
Refunding RB Series 2022B	4.00%	05/01/52 (a)	425,000	416,403
Refunding RB Series 2022B	5.00%	05/01/52 (a)	1,115,000	1,162,551
Refunding RB Series 2023B	5.00%	05/01/43 (a)	40,000	44,064
Refunding RB Series 2023D	5.25%	05/01/48 (a)	1,290,000	1,391,295
San Francisco City & County Public Utilities Commission Power Revenue
RB Series 2023A	5.00%	11/01/53 (a)	2,000,000	2,106,247
San Francisco City & County Public Utilities Commission Wastewater Revenue
RB Series 2013B	4.00%	10/01/42 (a)	800,000	791,950
RB Series 2018A	4.00%	10/01/43 (a)	200,000	200,275
RB Series 2021A	5.00%	10/01/44 (a)	310,000	335,104
RB Series 2021A	5.00%	10/01/45 (a)	4,000,000	4,300,300
RB Series 2021B	1.00%	10/01/26 (b)	1,500,000	1,493,666
RB Series 2023A	5.00%	10/01/27	20,000	20,683
RB Series 2023A	5.00%	10/01/28	30,000	31,817
RB Series 2023A	5.00%	10/01/29	25,000	27,115
RB Series 2023A	5.00%	10/01/30	100,000	110,772
RB Series 2024C	5.00%	10/01/49 (a)	50,000	53,698
RB Series 2024C	5.00%	10/01/54 (a)	1,845,000	1,963,924
San Francisco Community College District
GO Bonds Series 2024B	5.25%	06/15/49 (a)	500,000	539,791
San Francisco Municipal Transportation Agency
RB Series 2017	4.00%	03/01/46 (a)	100,000	98,639
San Joaquin Delta Community College District
GO Bonds Series 2026B	5.00%	08/01/55 (a)	750,000	802,508
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Joaquin Hills Transportation Corridor Agency
Refunding RB Series 1997A	3.62%	01/15/32 (c)(d)	100,000	83,666
Refunding RB Series 2014A	4.00%	01/15/50 (a)	100,000	91,663
Refunding RB Series 2021A	5.00%	01/15/33 (a)	50,000	54,692
Refunding RB Series 2021A	4.00%	01/15/34 (a)	360,000	373,188
San Jose Evergreen Community College District
GO Bonds Series 2023C	4.00%	09/01/45 (a)	1,535,000	1,548,944
San Jose Financing Authority
Wastewater Revenue RB Series 2022B	5.00%	11/01/47 (a)	100,000	107,235
Wastewater Revenue RB Series 2022B	5.00%	11/01/52 (a)	175,000	185,380
San Jose Redevelopment Successor Agency
Refunding Tax Allocation Series 2017A	5.00%	08/01/34 (a)	325,000	332,390
Refunding Tax Allocation Series 2017A	5.00%	08/01/35 (a)	270,000	275,946
San Jose Unified School District
GO Bonds Series 2025A	5.00%	08/01/27	200,000	206,158
Refunding GO Bonds Series 2025	5.00%	08/01/32	170,000	194,557
San Marcos Unified School District
GO Bonds Series 2025A	5.25%	08/01/55 (a)	1,000,000	1,081,474
San Mateo County Community College District
GO Bonds Series 2006B	2.75%	09/01/32 (c)(d)	410,000	342,470
GO Bonds Series 2006B	3.52%	09/01/34 (c)(d)	50,000	38,799
GO Bonds Series 2018B	5.00%	09/01/45 (a)	150,000	155,424
San Mateo Foster City Public Financing Authority
Sewer Revenue RB Series 2019	4.00%	08/01/44 (a)	250,000	250,670
San Mateo Foster City School District
GO Bonds Series 2023B	4.00%	08/01/51 (a)	150,000	146,893
San Mateo Joint Powers Financing Authority
RB Series 2018A	5.00%	07/15/43 (a)	150,000	155,001
Santa Clara County Financing Authority
RB Series 2019A	4.00%	05/01/45 (a)	250,000	250,226
RB Series 2019A	3.13%	05/01/47 (a)	275,000	228,098
Santa Clara Unified School District
GO Bonds Series 2017	3.50%	07/01/42 (a)	25,000	24,297
GO Bonds Series 2025	4.00%	07/01/27	305,000	310,925
Santa Clara Valley Transportation Authority
2000 Measure A Sales Tax Refunding RB Series 2023A	5.00%	04/01/29	250,000	268,719
2000 Measure A Sales Tax Refunding RB Series 2023A	5.00%	04/01/31	500,000	559,568
2000 Measure A Sales Tax Refunding RB Series 2023A	5.00%	04/01/33	425,000	492,195
2000 Measure A Sales Tax Refunding RB Series 2023A	5.00%	04/01/34 (a)	260,000	299,662
2000 Measure A Sales Tax Refunding RB Series 2023A	5.00%	04/01/35 (a)	350,000	401,231
2000 Measure A Sales Tax Refunding RB Series 2023A	5.00%	04/01/36 (a)	40,000	45,639
Santa Monica Community College District
GO Bonds Series 2018A	4.00%	08/01/47 (a)	150,000	148,493
GO Bonds Series 2022B	4.00%	08/01/45 (a)	150,000	150,766
Santa Monica-Malibu Unified School District
GO Bonds Series 2025A	5.00%	08/01/50 (a)	1,260,000	1,339,211
School Facilities Improvement District No. GO Bonds Series 2025A	5.00%	08/01/55 (a)	1,000,000	1,053,987
Southern California Public Power Authority
Los Angeles Department of Water & Power Power System Revenue RB Series 2023-1	5.00%	07/01/37 (a)	500,000	549,362
Los Angeles Department of Water & Power Power System Revenue RB Series 2024	5.00%	07/01/44 (a)	730,000	787,019
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Los Angeles Department of Water & Power Power System Revenue RB Series 2026-1	5.00%	07/01/47 (a)	430,000	456,727
Los Angeles Department of Water & Power Power System Revenue RB Series 2026-1	5.00%	07/01/50 (a)	1,000,000	1,048,741
Southern Transmission Project Refunding RB Series 2015C	5.00%	07/01/26 (a)	200,000	200,000
Southwestern Community College District
GO Bonds Series 2011C	4.60%	08/01/46 (d)	205,000	86,688
GO Bonds Series 2017A	4.00%	08/01/47 (a)	250,000	248,188
State of California
GO Bonds Series 2003	5.00%	02/01/28 (c)	70,000	72,938
GO Bonds Series 2013	4.00%	02/01/43 (a)	60,000	60,003
GO Bonds Series 2015	4.00%	03/01/45 (a)	100,000	100,001
GO Bonds Series 2016	5.00%	09/01/28 (a)	125,000	125,509
GO Bonds Series 2016	4.00%	09/01/31 (a)	180,000	180,259
GO Bonds Series 2016	4.00%	09/01/32 (a)	405,000	405,504
GO Bonds Series 2016	4.00%	09/01/35 (a)	200,000	200,192
GO Bonds Series 2016	3.00%	09/01/46 (a)	270,000	224,715
GO Bonds Series 2017	5.00%	11/01/27	1,000,000	1,036,538
GO Bonds Series 2017	5.00%	08/01/29 (a)	210,000	215,720
GO Bonds Series 2017	5.00%	11/01/31 (a)	185,000	190,745
GO Bonds Series 2017	4.00%	08/01/36 (a)	195,000	195,242
GO Bonds Series 2017	5.00%	08/01/36 (a)	30,000	30,062
GO Bonds Series 2017	5.00%	11/01/47 (a)	3,105,000	3,151,168
GO Bonds Series 2018	5.00%	10/01/28	2,150,000	2,276,836
GO Bonds Series 2018	5.00%	10/01/29 (a)	150,000	158,512
GO Bonds Series 2018	5.00%	10/01/30 (a)	590,000	622,549
GO Bonds Series 2018	3.63%	10/01/47 (a)	310,000	290,436
GO Bonds Series 2019	5.00%	11/01/27	320,000	331,692
GO Bonds Series 2019	5.00%	11/01/28	210,000	222,799
GO Bonds Series 2019	5.00%	11/01/29	635,000	687,003
GO Bonds Series 2019	5.00%	04/01/30 (a)	500,000	534,029
GO Bonds Series 2019	5.00%	10/01/30 (a)	770,000	830,884
GO Bonds Series 2019	5.00%	04/01/31 (a)	800,000	853,576
GO Bonds Series 2019	5.00%	11/01/31 (a)	20,000	21,115
GO Bonds Series 2019	5.00%	04/01/32 (a)	500,000	532,600
GO Bonds Series 2019	5.00%	11/01/32 (a)	220,000	232,040
GO Bonds Series 2019	5.00%	04/01/33 (a)	255,000	271,171
GO Bonds Series 2019	3.00%	10/01/33 (a)	1,140,000	1,139,988
GO Bonds Series 2019	4.00%	10/01/44 (a)	1,540,000	1,547,575
GO Bonds Series 2019	3.00%	10/01/49 (a)	2,415,000	1,956,593
GO Bonds Series 2019	5.00%	10/01/49 (a)	175,000	181,243
GO Bonds Series 2020	5.00%	11/01/27	35,000	36,279
GO Bonds Series 2020	5.00%	11/01/29	100,000	108,189
GO Bonds Series 2020	5.00%	11/01/32 (a)	1,000,000	1,097,845
GO Bonds Series 2020	5.00%	03/01/34 (a)	100,000	108,263
GO Bonds Series 2020	4.00%	11/01/34 (a)	115,000	120,062
GO Bonds Series 2020	5.00%	03/01/35 (a)(b)	10,000	10,892
GO Bonds Series 2020	5.00%	03/01/35 (a)	2,000,000	2,159,082
GO Bonds Series 2020	4.00%	11/01/35 (a)	135,000	140,279
GO Bonds Series 2020	4.00%	03/01/36 (a)(b)	20,000	21,086
GO Bonds Series 2020	4.00%	03/01/36 (a)	3,845,000	3,960,108
GO Bonds Series 2020	5.00%	03/01/36 (a)(b)	20,000	21,784
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2020	5.00%	03/01/36 (a)	245,000	263,663
GO Bonds Series 2020	5.00%	11/01/36 (a)	25,000	27,166
GO Bonds Series 2020	3.00%	03/01/46 (a)	695,000	578,947
GO Bonds Series 2020	4.00%	03/01/46 (a)	1,150,000	1,153,409
GO Bonds Series 2020	2.50%	03/01/50 (a)	90,000	62,049
GO Bonds Series 2021	5.00%	10/01/29	260,000	280,811
GO Bonds Series 2021	5.00%	10/01/30	400,000	439,852
GO Bonds Series 2021	4.00%	10/01/33 (a)	620,000	652,024
GO Bonds Series 2021	5.00%	12/01/34 (a)	1,000,000	1,096,141
GO Bonds Series 2021	4.00%	10/01/35 (a)	250,000	260,731
GO Bonds Series 2021	5.00%	12/01/35 (a)	210,000	229,367
GO Bonds Series 2021	4.00%	10/01/36 (a)	10,000	10,358
GO Bonds Series 2021	2.38%	12/01/43 (a)	30,000	23,189
GO Bonds Series 2021	3.00%	12/01/46 (a)	70,000	58,090
GO Bonds Series 2021	2.50%	12/01/49 (a)	100,000	69,573
GO Bonds Series 2021	3.00%	12/01/49 (a)	305,000	246,925
GO Bonds Series 2021	2.38%	10/01/51 (a)	80,000	52,507
GO Bonds Series 2022	5.00%	04/01/27	485,000	494,779
GO Bonds Series 2022	5.00%	04/01/28	75,000	78,468
GO Bonds Series 2022	5.00%	04/01/30	250,000	272,368
GO Bonds Series 2022	5.00%	09/01/31	85,000	94,924
GO Bonds Series 2022	5.00%	04/01/32	575,000	648,265
GO Bonds Series 2022	5.00%	04/01/33 (a)	460,000	517,172
GO Bonds Series 2022	5.00%	09/01/33 (a)	1,000,000	1,130,835
GO Bonds Series 2022	5.00%	09/01/34 (a)	40,000	45,027
GO Bonds Series 2022	5.00%	09/01/36 (a)	1,420,000	1,585,237
GO Bonds Series 2022	5.00%	04/01/47 (a)	100,000	106,134
GO Bonds Series 2022	5.25%	09/01/47 (a)	6,330,000	6,836,798
GO Bonds Series 2022	4.00%	04/01/49 (a)	250,000	249,234
GO Bonds Series 2023	5.00%	10/01/30	1,420,000	1,561,475
GO Bonds Series 2023	5.00%	10/01/31	270,000	301,922
GO Bonds Series 2023	5.00%	10/01/33 (a)	1,235,000	1,410,020
GO Bonds Series 2023	5.00%	10/01/35 (a)	200,000	226,327
GO Bonds Series 2023	5.00%	09/01/36 (a)	250,000	283,339
GO Bonds Series 2023	5.00%	09/01/38 (a)	3,150,000	3,527,899
GO Bonds Series 2023	5.00%	10/01/39 (a)	340,000	377,019
GO Bonds Series 2023	5.00%	10/01/45 (a)	150,000	163,092
GO Bonds Series 2023	5.25%	10/01/45 (a)	1,070,000	1,180,679
GO Bonds Series 2023	4.00%	10/01/50 (a)	865,000	859,310
GO Bonds Series 2023	5.25%	10/01/50 (a)	170,000	183,678
GO Bonds Series 2023	5.25%	09/01/53 (a)	1,200,000	1,293,378
GO Bonds Series 2024	4.00%	09/01/27	40,000	40,824
GO Bonds Series 2024	5.00%	08/01/28	165,000	174,085
GO Bonds Series 2024	5.00%	09/01/30	100,000	109,800
GO Bonds Series 2024	5.00%	09/01/32	100,000	113,430
GO Bonds Series 2024	5.00%	08/01/33	250,000	287,242
GO Bonds Series 2024	5.00%	09/01/34	1,500,000	1,743,135
GO Bonds Series 2024	5.00%	09/01/34	300,000	348,627
GO Bonds Series 2024	5.00%	08/01/36 (a)	230,000	264,301
GO Bonds Series 2024	5.00%	09/01/39 (a)	65,000	72,954
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2024	5.00%	09/01/41 (a)	5,000,000	5,589,642
GO Bonds Series 2024	5.25%	08/01/44 (a)	1,880,000	2,116,035
GO Bonds Series 2024	5.00%	09/01/44 (a)	400,000	440,699
GO Bonds Series 2024	5.00%	09/01/44 (a)	240,000	264,420
GO Bonds Series 2024	5.00%	09/01/48 (a)	660,000	709,594
GO Bonds Series 2024	4.00%	08/01/49 (a)	2,900,000	2,891,100
GO Bonds Series 2024	5.00%	08/01/49 (a)	100,000	107,702
GO Bonds Series 2024	4.00%	08/01/54 (a)	1,000,000	979,885
GO Bonds Series 2024	5.50%	08/01/54 (a)	400,000	442,493
GO Bonds Series 2025	5.00%	03/01/28	1,535,000	1,602,699
GO Bonds Series 2025	5.00%	08/01/33	945,000	1,085,773
GO Bonds Series 2025	5.00%	08/01/36 (a)	765,000	891,438
GO Bonds Series 2025	5.00%	11/01/41 (a)	145,000	163,397
GO Bonds Series 2025	5.00%	11/01/43 (a)	1,500,000	1,674,561
GO Bonds Series 2025	5.00%	03/01/44 (a)	1,000,000	1,113,152
GO Bonds Series 2025	5.00%	11/01/45 (a)	1,525,000	1,680,423
GO Bonds Series 2025	5.00%	08/01/50 (a)	1,000,000	1,083,229
GO Bonds Series 2025	5.00%	11/01/52 (a)	3,500,000	3,751,472
GO Bonds Series 2025	5.00%	03/01/55 (a)	1,350,000	1,446,645
GO Bonds Series 2026	5.00%	10/01/40 (a)	500,000	574,275
GO Bonds Series 2026	5.25%	10/01/51 (a)	925,000	1,023,760
GO Bonds Series 2026	5.00%	10/01/56 (a)	900,000	970,139
Refunding GO Bonds Series 2007	5.25%	08/01/32	300,000	338,146
Refunding GO Bonds Series 2014	4.00%	11/01/44 (a)	670,000	670,032
Refunding GO Bonds Series 2015	5.00%	03/01/27 (a)	10,000	10,020
Refunding GO Bonds Series 2015	3.50%	08/01/35 (a)	400,000	400,049
Refunding GO Bonds Series 2015C	3.00%	09/01/29 (a)	55,000	55,002
Refunding GO Bonds Series 2016	5.00%	08/01/27 (a)	30,000	30,064
Refunding GO Bonds Series 2016	5.00%	08/01/28 (a)	175,000	175,332
Refunding GO Bonds Series 2016	5.00%	09/01/28 (a)	500,000	502,037
Refunding GO Bonds Series 2016	5.00%	09/01/30 (a)	100,000	100,397
Refunding GO Bonds Series 2016	2.50%	09/01/32 (a)	25,000	23,799
Refunding GO Bonds Series 2016	3.00%	09/01/32 (a)	500,000	497,027
Refunding GO Bonds Series 2016	4.00%	09/01/32 (a)	50,000	50,062
Refunding GO Bonds Series 2016	5.00%	09/01/32 (a)	40,000	40,152
Refunding GO Bonds Series 2016	3.00%	09/01/33 (a)	155,000	153,287
Refunding GO Bonds Series 2016	4.00%	09/01/34 (a)	200,000	200,201
Refunding GO Bonds Series 2016	4.00%	09/01/34 (a)	100,000	100,101
Refunding GO Bonds Series 2016	4.00%	09/01/35 (a)	70,000	70,067
Refunding GO Bonds Series 2016	5.00%	09/01/35 (a)	45,000	45,148
Refunding GO Bonds Series 2016	4.00%	09/01/36 (a)	400,000	400,345
Refunding GO Bonds Series 2016	5.00%	09/01/36 (a)	20,000	20,062
Refunding GO Bonds Series 2017	5.00%	08/01/26	420,000	420,896
Refunding GO Bonds Series 2017	5.00%	11/01/26	370,000	373,162
Refunding GO Bonds Series 2017	5.00%	08/01/27 (a)	200,000	200,424
Refunding GO Bonds Series 2017	5.00%	11/01/27	320,000	331,692
Refunding GO Bonds Series 2017	5.00%	08/01/28 (a)	40,000	40,076
Refunding GO Bonds Series 2017	5.00%	11/01/28 (a)	25,000	25,887
Refunding GO Bonds Series 2017	5.00%	08/01/29 (a)	80,000	80,146
Refunding GO Bonds Series 2017	5.00%	11/01/29 (a)	100,000	103,326
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2017	5.00%	08/01/30 (a)	5,015,000	5,146,333
Refunding GO Bonds Series 2017	5.00%	08/01/30 (a)	280,000	287,333
Refunding GO Bonds Series 2017	5.00%	11/01/30 (a)	25,000	25,798
Refunding GO Bonds Series 2017	4.00%	08/01/32 (a)	250,000	250,311
Refunding GO Bonds Series 2017	4.00%	08/01/34 (a)	125,000	125,155
Refunding GO Bonds Series 2017	4.00%	11/01/34 (a)	90,000	91,046
Refunding GO Bonds Series 2017	5.00%	08/01/35 (a)	125,000	127,807
Refunding GO Bonds Series 2017	4.00%	11/01/35 (a)	165,000	166,640
Refunding GO Bonds Series 2017	4.00%	08/01/36 (a)	5,000	5,002
Refunding GO Bonds Series 2017	5.00%	08/01/36 (a)	200,000	204,345
Refunding GO Bonds Series 2017	4.00%	08/01/37 (a)	200,000	201,284
Refunding GO Bonds Series 2018	5.00%	08/01/27	445,000	458,264
Refunding GO Bonds Series 2018	5.00%	08/01/28	25,000	26,376
Refunding GO Bonds Series 2018	5.00%	08/01/29 (a)	540,000	568,520
Refunding GO Bonds Series 2018	5.00%	08/01/30 (a)	1,950,000	2,050,273
Refunding GO Bonds Series 2019	5.00%	10/01/26	865,000	870,473
Refunding GO Bonds Series 2019	5.00%	04/01/27	350,000	357,057
Refunding GO Bonds Series 2019	5.00%	10/01/27	70,000	72,400
Refunding GO Bonds Series 2019	5.00%	04/01/28	125,000	130,781
Refunding GO Bonds Series 2019	5.00%	10/01/28	625,000	661,871
Refunding GO Bonds Series 2019	5.00%	04/01/29	830,000	887,323
Refunding GO Bonds Series 2019	5.00%	04/01/29	1,095,000	1,170,625
Refunding GO Bonds Series 2019	5.00%	10/01/29	655,000	707,429
Refunding GO Bonds Series 2019	5.00%	04/01/30	100,000	108,947
Refunding GO Bonds Series 2019	5.00%	04/01/31	100,000	110,916
Refunding GO Bonds Series 2019	5.00%	04/01/31 (a)	370,000	394,779
Refunding GO Bonds Series 2019	5.00%	10/01/31 (a)	360,000	387,947
Refunding GO Bonds Series 2019	5.00%	04/01/32 (a)	325,000	346,190
Refunding GO Bonds Series 2019	5.00%	04/01/32	3,235,000	3,647,194
Refunding GO Bonds Series 2019	5.00%	04/01/33 (a)	165,000	175,464
Refunding GO Bonds Series 2019	3.00%	10/01/34 (a)	180,000	178,765
Refunding GO Bonds Series 2019	4.00%	10/01/34 (a)	4,880,000	5,033,765
Refunding GO Bonds Series 2019	3.13%	04/01/35 (a)	75,000	74,959
Refunding GO Bonds Series 2019	5.00%	04/01/35 (a)	1,000,000	1,061,293
Refunding GO Bonds Series 2019	5.00%	04/01/36 (a)	200,000	212,019
Refunding GO Bonds Series 2019	3.00%	10/01/36 (a)	700,000	674,895
Refunding GO Bonds Series 2019	5.00%	11/01/36 (a)	95,000	99,709
Refunding GO Bonds Series 2019	5.00%	04/01/37 (a)	190,000	200,624
Refunding GO Bonds Series 2019	3.00%	10/01/37 (a)	490,000	463,097
Refunding GO Bonds Series 2019	4.00%	10/01/39 (a)	1,500,000	1,518,949
Refunding GO Bonds Series 2019	5.00%	11/01/39 (a)	5,000,000	5,219,059
Refunding GO Bonds Series 2020	5.00%	11/01/27	1,100,000	1,140,191
Refunding GO Bonds Series 2020	5.00%	11/01/28	330,000	350,113
Refunding GO Bonds Series 2020	5.00%	11/01/29	195,000	210,969
Refunding GO Bonds Series 2020	5.00%	11/01/29	260,000	281,293
Refunding GO Bonds Series 2020	5.00%	11/01/30	1,070,000	1,178,341
Refunding GO Bonds Series 2020	5.00%	11/01/32 (a)	200,000	219,569
Refunding GO Bonds Series 2020	4.00%	03/01/37 (a)	2,310,000	2,370,055
Refunding GO Bonds Series 2020	4.00%	11/01/37 (a)	150,000	154,216
Refunding GO Bonds Series 2020	4.00%	11/01/38 (a)	80,000	81,916
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2020	4.00%	11/01/39 (a)	175,000	178,562
Refunding GO Bonds Series 2020	3.00%	11/01/40 (a)	850,000	783,947
Refunding GO Bonds Series 2020	4.00%	11/01/40 (a)	70,000	71,171
Refunding GO Bonds Series 2021	5.00%	12/01/26	1,620,000	1,637,518
Refunding GO Bonds Series 2021	5.00%	09/01/27	1,675,000	1,728,682
Refunding GO Bonds Series 2021	4.00%	10/01/27	250,000	255,509
Refunding GO Bonds Series 2021	5.00%	10/01/27	150,000	155,144
Refunding GO Bonds Series 2021	5.00%	12/01/27	605,000	628,465
Refunding GO Bonds Series 2021	5.00%	10/01/28	2,500,000	2,647,484
Refunding GO Bonds Series 2021	5.00%	12/01/28	260,000	276,352
Refunding GO Bonds Series 2021	5.00%	09/01/29	315,000	339,630
Refunding GO Bonds Series 2021	5.00%	10/01/29	2,065,000	2,230,290
Refunding GO Bonds Series 2021	5.00%	12/01/29	200,000	216,749
Refunding GO Bonds Series 2021	5.00%	09/01/30	1,165,000	1,279,173
Refunding GO Bonds Series 2021	5.00%	12/01/31	100,000	112,117
Refunding GO Bonds Series 2021	5.00%	09/01/32 (a)	90,000	100,256
Refunding GO Bonds Series 2021	5.00%	10/01/37 (a)	60,000	65,843
Refunding GO Bonds Series 2021	5.00%	09/01/41 (a)	625,000	678,491
Refunding GO Bonds Series 2021	4.00%	10/01/41 (a)	1,000,000	1,016,000
Refunding GO Bonds Series 2021	5.00%	10/01/41 (a)	1,000,000	1,079,182
Refunding GO Bonds Series 2022	4.00%	09/01/26	75,000	75,189
Refunding GO Bonds Series 2022	4.00%	09/01/27	125,000	127,575
Refunding GO Bonds Series 2022	4.00%	11/01/29	1,000,000	1,047,447
Refunding GO Bonds Series 2022	5.00%	11/01/30	50,000	55,063
Refunding GO Bonds Series 2022	5.00%	11/01/31	100,000	111,970
Refunding GO Bonds Series 2022	5.00%	11/01/32	100,000	113,696
Refunding GO Bonds Series 2022	5.00%	04/01/35 (a)	250,000	278,987
Refunding GO Bonds Series 2022	5.00%	04/01/35 (a)	1,810,000	1,899,329
Refunding GO Bonds Series 2022	5.00%	04/01/37 (a)	50,000	55,301
Refunding GO Bonds Series 2022	4.00%	04/01/42 (a)	200,000	203,437
Refunding GO Bonds Series 2022	5.00%	04/01/42 (a)	300,000	306,051
Refunding GO Bonds Series 2022	5.00%	04/01/42 (a)	100,000	108,860
Refunding GO Bonds Series 2022	5.00%	09/01/42 (a)	155,000	169,633
Refunding GO Bonds Series 2022A	5.00%	11/01/26	150,000	151,282
Refunding GO Bonds Series 2022C	5.00%	11/01/37 (a)	335,000	372,806
Refunding GO Bonds Series 2022C	5.00%	11/01/42 (a)	490,000	537,386
Refunding GO Bonds Series 2023	5.00%	09/01/26	1,050,000	1,054,368
Refunding GO Bonds Series 2023	5.00%	09/01/27	225,000	232,211
Refunding GO Bonds Series 2023	5.00%	09/01/27	150,000	154,807
Refunding GO Bonds Series 2023	5.00%	10/01/27	25,000	25,857
Refunding GO Bonds Series 2023	5.00%	09/01/29	100,000	107,819
Refunding GO Bonds Series 2023	5.00%	09/01/29	175,000	188,683
Refunding GO Bonds Series 2023	5.00%	10/01/29	200,000	216,009
Refunding GO Bonds Series 2023	5.00%	10/01/36 (a)	1,155,000	1,300,310
Refunding GO Bonds Series 2023	5.00%	10/01/42 (a)	100,000	104,604
Refunding GO Bonds Series 2023	5.00%	10/01/42 (a)	405,000	446,468
Refunding GO Bonds Series 2023	4.00%	09/01/43 (a)	1,745,000	1,773,775
Refunding GO Bonds Series 2023	5.00%	09/01/43 (a)	760,000	837,496
Refunding GO Bonds Series 2023B	5.00%	09/01/31	5,200,000	5,807,111
Refunding GO Bonds Series 2023B	5.00%	09/01/32	1,000,000	1,134,297
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2024	5.00%	08/01/27	1,010,000	1,040,105
Refunding GO Bonds Series 2024	5.00%	08/01/27	10,000	10,298
Refunding GO Bonds Series 2024	5.00%	08/01/29	270,000	290,611
Refunding GO Bonds Series 2024	5.00%	08/01/29	500,000	538,168
Refunding GO Bonds Series 2024	5.00%	08/01/30	200,000	219,274
Refunding GO Bonds Series 2024	5.00%	08/01/31	40,000	44,611
Refunding GO Bonds Series 2024	5.00%	08/01/31	475,000	529,755
Refunding GO Bonds Series 2024	5.00%	08/01/32	60,000	67,978
Refunding GO Bonds Series 2024	5.00%	08/01/32	3,000,000	3,398,887
Refunding GO Bonds Series 2024	5.00%	09/01/32	500,000	567,148
Refunding GO Bonds Series 2024	5.00%	08/01/33	300,000	344,690
Refunding GO Bonds Series 2024	5.00%	09/01/33	2,100,000	2,415,216
Refunding GO Bonds Series 2024	5.00%	09/01/34	185,000	214,987
Refunding GO Bonds Series 2024	5.00%	08/01/35 (a)	100,000	115,596
Refunding GO Bonds Series 2024	5.00%	08/01/37 (a)	2,000,000	2,283,754
Refunding GO Bonds Series 2024	5.00%	09/01/37 (a)	255,000	289,401
Refunding GO Bonds Series 2024	5.00%	08/01/39 (a)	200,000	225,729
Refunding GO Bonds Series 2024	5.00%	09/01/43 (a)	500,000	554,105
Refunding GO Bonds Series 2025	5.00%	08/01/26	500,000	501,067
Refunding GO Bonds Series 2025	5.00%	03/01/27	355,000	361,312
Refunding GO Bonds Series 2025	5.00%	08/01/27	1,150,000	1,184,279
Refunding GO Bonds Series 2025	5.00%	03/01/28	5,000,000	5,220,517
Refunding GO Bonds Series 2025	5.00%	08/01/31	305,000	340,158
Refunding GO Bonds Series 2025	5.00%	03/01/32	1,000,000	1,126,008
Refunding GO Bonds Series 2025	5.00%	03/01/33	250,000	285,696
Refunding GO Bonds Series 2025	5.00%	08/01/33	500,000	574,483
Refunding GO Bonds Series 2025	5.00%	03/01/35	250,000	292,147
Refunding GO Bonds Series 2025	5.00%	03/01/37 (a)	2,000,000	2,307,940
Refunding GO Bonds Series 2025	4.13%	03/01/45 (a)	3,600,000	3,663,085
Refunding GO Bonds Series 2025	5.00%	03/01/45 (a)	350,000	386,891
Refunding GO Bonds Series 2025	5.00%	08/01/45 (a)	1,000,000	1,109,720
Refunding GO Bonds Series 2026	5.00%	10/01/32	240,000	272,551
Refunding GO Bonds Series 2026	4.00%	10/01/41 (a)	4,500,000	4,635,790
State of California Department of Water Resources
RB Series 2019BA	5.00%	12/01/34 (a)	55,000	58,858
RB Series 2025BG	5.00%	12/01/28	165,000	175,980
RB Series 2025BG	5.00%	12/01/29	100,000	108,992
RB Series 2025BG	5.00%	12/01/33	150,000	174,556
Refunding RB Series 2016AW	5.00%	12/01/28 (a)	25,000	25,283
Refunding RB Series 2016AW	5.00%	12/01/30 (a)	100,000	101,064
Refunding RB Series 2016AW	4.00%	12/01/35 (a)	50,000	50,164
Refunding RB Series 2017AX	5.00%	12/01/27	350,000	363,974
Refunding RB Series 2020BB	5.00%	12/01/26	25,000	25,279
Refunding RB Series 2020BB	5.00%	12/01/27	440,000	457,567
Refunding RB Series 2020BB	5.00%	12/01/28	150,000	159,982
Refunding RB Series 2020BB	5.00%	12/01/29	1,030,000	1,122,620
Refunding RB Series 2020BB	5.00%	12/01/32 (a)	200,000	220,494
Refunding RB Series 2020BB	5.00%	12/01/33 (a)	45,000	49,553
Refunding RB Series 2020BB	5.00%	12/01/34 (a)	7,000,000	7,693,146
Refunding RB Series 2020BB	5.00%	12/01/35 (a)	135,000	147,872
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2022BF	5.00%	12/01/31	75,000	84,735
Refunding RB Series 2022BF	5.00%	12/01/32	100,000	114,527
Refunding RB Series 2022BF	5.00%	12/01/34 (a)	70,000	79,819
Water Supply Revenue RB Series 2026A	5.00%	12/01/56 (a)	205,000	219,370
Stockton Unified School District
GO Bonds Series 2025A	5.00%	08/01/49 (a)(c)	250,000	266,319
Sunnyvale Financing Authority
RB Series 2020	4.00%	04/01/50 (a)	250,000	245,378
Sweetwater Union High School District
GO Bonds Series 2022A1	5.00%	08/01/52 (a)	375,000	392,630
Twin Rivers Unified School District
Refunding GO Bonds Series 2016	4.56%	08/01/41 (a)(c)(d)	390,000	205,292
Union Sanitary District Financing Authority
RB Series 2025A	5.00%	03/15/30 (a)	1,485,000	1,624,760
University of California
RB Series 2016K	4.00%	05/15/46 (a)	10,000	9,876
RB Series 2017AV	5.25%	05/15/42 (a)	150,000	152,755
RB Series 2017M	5.00%	05/15/32 (a)	150,000	153,097
RB Series 2017M	5.00%	05/15/35 (a)	90,000	91,706
RB Series 2017M	5.00%	05/15/42 (a)	165,000	167,621
RB Series 2017M	4.00%	05/15/47 (a)	50,000	48,881
RB Series 2022BK	5.00%	05/15/32	1,000,000	1,127,151
RB Series 2022BK	5.00%	05/15/52 (a)	1,730,000	1,820,795
RB Series 2023BQ	5.00%	05/15/29	5,040,000	5,397,095
RB Series 2023BQ	5.00%	05/15/31	50,000	55,498
RB Series 2023BQ	5.00%	05/15/33	110,000	125,677
RB Series 2023BQ	5.00%	05/15/35 (a)	120,000	135,986
RB Series 2024BX	5.00%	05/15/31	85,000	94,347
RB Series 2025CA	5.00%	05/15/36 (a)	45,000	52,167
RB Series 2025CA	5.00%	05/15/38 (a)	255,000	291,100
RB Series 2025CA	5.00%	05/15/39 (a)	2,135,000	2,417,785
RB Series 2025CB	5.00%	05/15/30	670,000	731,152
RB Series 2025CB	5.00%	05/15/37 (a)	120,000	137,753
RB Series 2025CB	5.00%	05/15/40 (a)	3,500,000	3,938,457
RB Series 2025CC	5.00%	05/15/38 (a)	250,000	285,393
RB Series 2025CC	5.00%	05/15/39 (a)	250,000	283,113
RB Series 2025CC	5.00%	05/15/41 (a)	110,000	123,565
RB Series 2025CC	5.00%	05/15/45 (a)	1,550,000	1,708,011
RB Series 2025CC	5.00%	05/15/53 (a)	500,000	533,550
RB Series 2025CD	5.00%	05/15/30	1,685,000	1,838,793
RB Series 2025CD	5.00%	05/15/34	1,200,000	1,385,658
RB Series 2025CD	5.00%	05/15/36	750,000	881,077
RB Series 2025CD	5.25%	05/15/40	1,000,000	1,209,986
RB Series 2025CD	5.50%	05/15/40 (a)	1,000,000	1,175,612
RB Series 2026CG	5.00%	05/15/33	4,000,000	4,570,076
Refunding RB Series 2017AY	5.00%	05/15/27	250,000	255,714
Refunding RB Series 2017AY	5.00%	05/15/30 (a)	125,000	127,653
Refunding RB Series 2017AY	5.00%	05/15/31 (a)	810,000	827,109
Refunding RB Series 2017AY	5.00%	05/15/32 (a)	220,000	224,581
Refunding RB Series 2017AY	4.00%	05/15/35 (a)	225,000	226,779
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2017AY	5.00%	05/15/36 (a)	25,000	25,460
Refunding RB Series 2018AZ	5.00%	05/15/33 (a)	200,000	208,552
Refunding RB Series 2018AZ	5.00%	05/15/34 (a)	200,000	208,425
Refunding RB Series 2018AZ	5.00%	05/15/35 (a)	140,000	145,703
Refunding RB Series 2018AZ	5.00%	05/15/37 (a)	40,000	41,496
Refunding RB Series 2018AZ	5.00%	05/15/43 (a)	370,000	382,508
Refunding RB Series 2018AZ	4.00%	05/15/48 (a)	2,000,000	1,963,378
Refunding RB Series 2018AZ	5.00%	05/15/48 (a)	1,000,000	1,024,035
Refunding RB Series 2018O	4.00%	05/15/48 (a)	155,000	151,724
Refunding RB Series 2018O	5.00%	05/15/58 (a)	745,000	758,344
Refunding RB Series 2020BE	5.00%	05/15/34 (a)	40,000	43,319
Refunding RB Series 2020BE	5.00%	05/15/41 (a)	100,000	106,094
Refunding RB Series 2020BE	4.00%	05/15/47 (a)	3,000,000	2,999,359
Refunding RB Series 2020BE	2.50%	05/15/50 (a)	1,500,000	1,035,070
Refunding RB Series 2020BE	4.00%	05/15/50 (a)	1,000,000	975,525
Refunding RB Series 2021BH	4.00%	05/15/46 (a)	25,000	25,053
Refunding RB Series 2021BH	4.00%	05/15/51 (a)	175,000	169,598
Refunding RB Series 2021Q	5.00%	05/15/34 (a)	335,000	368,077
Refunding RB Series 2021Q	4.00%	05/15/41 (a)	950,000	963,872
Refunding RB Series 2021Q	4.00%	05/15/51 (a)	465,000	447,173
Refunding RB Series 2023BM	5.00%	05/15/32	30,000	33,815
Refunding RB Series 2023BN	5.00%	05/15/28	660,000	692,100
Refunding RB Series 2023BN	5.00%	05/15/32	120,000	135,258
Refunding RB Series 2023BN	5.00%	05/15/33	1,325,000	1,513,838
Refunding RB Series 2023BN	5.00%	05/15/36 (a)	120,000	135,226
Refunding RB Series 2023BN	5.00%	05/15/37 (a)	340,000	380,119
Refunding RB Series 2023BN	5.00%	05/15/43 (a)	2,135,000	2,335,174
Refunding RB Series 2024BS	5.00%	05/15/28	75,000	78,648
Refunding RB Series 2024BS	5.00%	05/15/29	35,000	37,480
Refunding RB Series 2024BS	5.00%	05/15/32	55,000	61,993
Refunding RB Series 2024BS	5.00%	05/15/34	1,115,000	1,287,507
Refunding RB Series 2024BS	5.00%	05/15/37 (a)	2,400,000	2,719,675
Refunding RB Series 2024BS	5.00%	05/15/39 (a)	235,000	263,048
Refunding RB Series 2024BS	5.00%	05/15/41 (a)	175,000	194,455
Refunding RB Series 2024BS	5.00%	05/15/43 (a)	65,000	71,868
Refunding RB Series 2024BV	5.00%	05/15/35 (a)	200,000	230,108
Refunding RB Series 2024BV	5.00%	05/15/40 (a)	495,000	550,899
Refunding RB Series 2024BV	5.00%	05/15/41 (a)	200,000	222,235
Refunding RB Series 2024BV	5.00%	05/15/42 (a)	135,000	149,755
Refunding RB Series 2024BV	5.00%	05/15/45 (a)	175,000	191,102
Refunding RB Series 2024BW	5.00%	05/15/29	15,000	16,063
Refunding RB Series 2024BW	5.00%	05/15/31	85,000	94,347
Refunding RB Series 2024BW	5.00%	05/15/33	1,550,000	1,770,905
Refunding RB Series 2024BW	5.00%	05/15/54 (a)	1,960,000	2,076,031
Refunding RB Series 2025BZ	5.00%	05/15/27	1,010,000	1,033,086
Refunding RB Series 2025BZ	5.00%	05/15/28	2,040,000	2,139,217
Refunding RB Series 2025BZ	5.00%	05/15/29	250,000	267,713
Refunding RB Series 2025BZ	5.00%	05/15/30	25,000	27,282
Refunding RB Series 2025BZ	5.00%	05/15/34	250,000	288,679
Refunding RB Series 2025BZ	5.00%	05/15/38 (a)	3,000,000	3,424,710
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2025BZ	5.25%	05/15/40 (a)	260,000	297,952
Refunding RB Series 2026CE	5.00%	11/15/35	5,000,000	5,859,204
Refunding RB Series 2026CE	5.00%	11/15/38 (a)	4,460,000	5,137,704
Refunding RB Series 2026CE	5.00%	11/15/41 (a)	1,500,000	1,701,236
Refunding RB Series 2026CF	5.00%	11/15/40 (a)	2,000,000	2,273,188
Refunding RB Series 2026CF	5.25%	11/15/41 (a)	1,500,000	1,736,568
Ventura County Community College District
Refunding GO Bonds Series 2015	3.13%	08/01/31 (a)	200,000	200,018
Victor Valley Community College District
GO Bonds Series 2009C	4.81%	06/01/49 (d)	425,000	153,986
Washington Township Health Care District
GO Bonds Series 2015B	4.00%	08/01/45 (a)	50,000	47,237
GO Bonds Series 2023B	5.25%	08/01/48 (a)	250,000	265,595
GO Bonds Series 2023B	5.50%	08/01/53 (a)	900,000	966,965
West Contra Costa Unified School District
GO Bonds Series 2009C-1	3.13%	08/01/32 (c)(d)	500,000	411,874
GO Bonds Series 2024B	5.00%	08/01/49 (a)(c)	250,000	266,154
GO Bonds Series 2024B	5.00%	08/01/54 (a)(c)	375,000	393,995
William S Hart Union High School District
GO Bonds Series 2013C	3.50%	08/01/38 (a)	755,000	748,913
Yosemite Community College District
GO Bonds Series 2010	2.97%	08/01/31 (d)	560,000	480,158
				745,026,534
COLORADO 1.2%
Adams & Arapahoe Counties Joint School District 28J Aurora
GO Bonds Series 2021A	5.00%	12/01/29 (c)	65,000	70,266
GO Bonds Series 2025	5.50%	12/01/26 (c)	2,000,000	2,024,654
GO Bonds Series 2025	5.50%	12/01/37 (a)(c)	1,000,000	1,195,237
Refunding GO Bonds Series 2017A	5.00%	12/01/30 (a)(c)	460,000	464,977
Refunding GO Bonds Series 2017A	5.00%	12/01/31 (a)(c)	50,000	50,531
Adams & Weld Counties School District No. 27J Brighton
GO Bonds Series 2024A	5.00%	12/01/47 (a)	75,000	80,050
Adams 12 Five Star Schools
GO Bonds Series 2025	5.00%	12/15/26 (c)	95,000	96,038
Refunding GO Bonds Series 2016B	5.00%	12/15/33 (a)(c)	245,000	247,688
Adams County School District No. 1
GO Bonds Series 2017	5.25%	12/01/40 (a)(c)	20,000	20,151
Arapahoe County School District No. 5 Cherry Creek
GO Bonds Series 2021	5.00%	12/15/39 (a)(c)	175,000	188,983
GO Bonds Series 2024	5.25%	12/15/43 (a)(c)	250,000	281,856
GO Bonds Series 2024	5.25%	12/15/44 (a)(c)	2,400,000	2,687,360
Refunding GO Bonds Series 2025	5.00%	12/15/27 (c)	790,000	819,621
Board of Governors of Colorado State University System
Refunding RB Series 2013A	5.00%	03/01/43 (a)(c)	175,000	201,651
Board of Water Commissioners City & County of Denver
RB Series 2020A	3.00%	09/15/49 (a)	100,000	79,634
RB Series 2021A	2.13%	12/15/50 (a)	1,750,000	1,114,542
RB Series 2025A	5.00%	09/15/55 (a)	2,000,000	2,114,248
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J
GO Bonds Series 2024	5.00%	12/15/26 (c)	300,000	303,388
City & County of Denver
COP Series 2018A	5.38%	06/01/43 (a)	25,000	25,032
Refunding GO Bonds Series 2020B	5.00%	08/01/27	130,000	133,663
Refunding GO Bonds Series 2020B	5.00%	08/01/28	10,000	10,532
Refunding GO Bonds Series 2020B	5.00%	08/01/29	80,000	86,008
City & County of Denver Airport System Revenue
RB Series 2012B	4.00%	11/15/43 (a)	1,770,000	1,770,027
Refunding RB Series 2022C	5.00%	11/15/28	125,000	132,137
Refunding RB Series 2022C	5.00%	11/15/29	150,000	161,655
City & County of Denver Pledged Excise Tax Revenue
RB Series 2021A	4.00%	08/01/51 (a)	1,000,000	911,918
Refunding RB Series 2016A	5.00%	08/01/42 (a)	150,000	150,162
Refunding RB Series 2016A	4.00%	08/01/46 (a)	1,455,000	1,406,357
City of Aurora Water Revenue
RB Series 2016	5.00%	08/01/41 (a)(b)	720,000	721,347
RB Series 2024	4.00%	08/01/54 (a)	100,000	93,714
City of Colorado Springs Utilities System Revenue
RB Series 2021B	4.00%	11/15/51 (a)	500,000	472,435
RB Series 2022B	5.00%	11/15/47 (a)	200,000	210,983
RB Series 2022B	5.25%	11/15/52 (a)	650,000	689,322
RB Series 2023A	5.25%	11/15/48 (a)	150,000	161,725
RB Series 2024A	5.25%	11/15/54 (a)	975,000	1,050,453
RB Series 2025A	5.25%	11/15/50 (a)	1,000,000	1,088,493
RB Series 2025A	5.25%	11/15/55 (a)	500,000	541,389
Refunding RB Series 2020A	4.00%	11/15/50 (a)	300,000	286,502
Refunding RB Series 2022A	5.00%	11/15/30	90,000	99,063
City of Westminster Water & Wastewater Utility Revenue
RB Series 2024	5.00%	12/01/54 (a)	100,000	104,563
Colorado Bridge & Tunnel Enterprise
RB Series 2024A	5.50%	12/01/54 (a)(c)	250,000	271,517
RB Series 2025A	5.25%	12/01/50 (a)	500,000	537,085
Colorado Educational & Cultural Facilities Authority
University of Denver RB Series 2026A	4.63%	03/01/51 (a)	500,000	503,596
University of Denver RB Series 2026A	5.25%	03/01/56 (a)	1,000,000	1,049,059
Colorado High Performance Transportation Enterprise
C-470 Express Lanes System RB Series 2017	5.00%	12/31/56 (a)	325,000	324,994
Colorado School of Mines
RB Series 2024A	5.00%	12/01/54 (a)(c)	290,000	302,179
Denver City & County School District No. 1
GO Bonds Series 2017	5.00%	12/01/37 (a)(c)	95,000	95,802
GO Bonds Series 2017	4.00%	12/01/41 (a)(c)	10,000	10,006
GO Bonds Series 2021	5.00%	12/01/32 (a)(c)	600,000	657,013
GO Bonds Series 2022A	5.00%	12/01/41 (a)(c)	115,000	124,932
GO Bonds Series 2022A	5.00%	12/01/45 (a)(c)	200,000	213,222
GO Bonds Series 2025A	5.00%	12/01/34 (c)	250,000	290,840
GO Bonds Series 2025A	5.25%	12/01/37 (a)(c)	1,000,000	1,160,751
GO Bonds Series 2025A	5.25%	12/01/38 (a)(c)	250,000	288,827
GO Bonds Series 2025A	5.25%	12/01/40 (a)(c)	290,000	332,051
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2025A	5.25%	12/01/42 (a)(c)	230,000	262,174
GO Bonds Series 2025A	5.25%	12/01/43 (a)(c)	160,000	181,411
Refunding GO Bonds Series 2025B	5.00%	12/01/26 (c)	200,000	202,087
Denver Convention Center Hotel Authority
Refunding RB Series 2016	5.00%	12/01/40 (a)	245,000	245,453
Douglas County School District No. Re-1 Douglas & Elbert Counties
GO Bonds Series 2024	5.00%	12/15/39 (a)(c)	110,000	124,155
GO Bonds Series 2024	5.00%	12/15/41 (a)(c)	1,065,000	1,193,115
E-470 Public Highway Authority
RB Series 1997B	3.53%	09/01/26 (c)(d)	50,000	49,775
RB Series 2000B	3.09%	09/01/30 (c)(d)	320,000	284,790
RB Series 2004A	2.54%	09/01/27 (c)(d)	2,050,000	1,988,228
RB Series 2004A	3.54%	09/01/28 (c)(d)	115,000	108,472
Refunding RB Series 2020A	5.00%	09/01/26	325,000	326,275
Ebert Metropolitan District
GO Bonds Series 2018A-1	4.00%	12/01/48 (a)(c)	100,000	93,289
El Paso County School District No. 20 Academy
GO Bonds Series 2017	4.00%	12/15/40 (a)(c)	210,000	207,987
Jefferson County School District R-1
GO Bonds Series 2018	5.00%	12/15/34 (a)(b)(c)	35,000	37,021
GO Bonds Series 2018	5.00%	12/15/34 (a)(c)	110,000	115,528
Larimer County School District No. R-1 Poudre
GO Bonds Series 2018	5.00%	12/15/31 (a)(c)	170,000	179,770
Metropolitan State University of Denver
RB Series 2025A	5.00%	12/01/55 (a)(c)	250,000	259,403
Regional Transportation District Sales Tax Revenue
RB Series 2016A	5.00%	11/01/46 (a)	100,000	100,305
Refunding RB Series 2013A	5.00%	11/01/28 (a)	620,000	655,611
Refunding RB Series 2013A	5.00%	11/01/29	385,000	415,247
Refunding RB Series 2013A	4.25%	11/01/36 (a)	1,750,000	1,930,083
Refunding RB Series 2017B	5.00%	11/01/34 (a)	525,000	540,026
Refunding RB Series 2021B	5.00%	11/01/28	205,000	216,775
Refunding RB Series 2021B	5.00%	11/01/29	155,000	167,177
Refunding RB Series 2021B	2.00%	11/01/41 (a)	55,000	42,317
Refunding RB Series 2023A	5.00%	11/01/27	75,000	77,610
Refunding RB Series 2023A	5.00%	11/01/31	105,000	117,180
Refunding RB Series 2023A	5.00%	11/01/37 (a)	55,000	61,381
State of Colorado
COP Series 2017J	5.00%	03/15/32 (a)	250,000	253,845
COP Series 2017J	4.00%	03/15/42 (a)	500,000	494,870
COP Series 2018A	5.00%	12/15/29 (a)	155,000	163,825
COP Series 2018A	5.00%	12/15/32 (a)	200,000	209,932
COP Series 2018A	4.00%	12/15/36 (a)	1,000,000	1,010,959
COP Series 2018N	5.00%	03/15/38 (a)	100,000	102,635
COP Series 2018N	4.00%	03/15/39 (a)	250,000	250,069
COP Series 2019O	4.00%	03/15/44 (a)	550,000	544,978
COP Series 2020A	5.00%	12/15/30	150,000	164,681
COP Series 2020A	5.00%	12/15/32 (a)	100,000	108,825
COP Series 2020A	5.00%	12/15/33 (a)	35,000	37,975
COP Series 2020A	4.00%	12/15/35 (a)	150,000	153,602
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
COP Series 2020A	3.00%	12/15/36 (a)	300,000	283,411
COP Series 2020A	4.00%	12/15/38 (a)	15,000	15,187
COP Series 2020A	4.00%	12/15/39 (a)	190,000	191,874
COP Series 2021A	5.00%	12/15/33 (a)	135,000	148,853
COP Series 2021A	5.00%	12/15/34 (a)	145,000	159,269
COP Series 2021A	4.00%	12/15/38 (a)	40,000	40,601
COP Series 2021A	4.00%	12/15/39 (a)	25,000	25,297
COP Series 2021A	4.00%	12/15/40 (a)	150,000	151,289
COP Series 2022	6.00%	12/15/38 (a)	295,000	343,039
COP Series 2022	6.00%	12/15/40 (a)	1,000,000	1,155,921
University of Colorado
Refunding RB Series 2017A-2	4.00%	06/01/43 (a)	100,000	98,286
Refunding RB Series 2024A	5.00%	10/01/28	2,000,000	2,110,764
Weld County School District No. 6 Greeley
GO Bonds Series 2021	4.00%	12/01/45 (a)(c)	200,000	199,862
Weld County School District No. RE-2 Eaton
GO Bonds Series 2019	5.00%	12/01/44 (a)(c)	220,000	229,670
Weld County School District No. RE-4
GO Bonds Series 2023	5.25%	12/01/47 (a)(c)	525,000	561,569
Westminster Public Schools
GO Bonds Series 2024A	5.00%	12/01/49 (a)(c)	250,000	263,616
				48,167,578
CONNECTICUT 1.9%
City of New Haven
Refunding GO Bonds Series 2024	5.00%	08/01/31	100,000	109,776
Connecticut State Health & Educational Facilities Authority
Fairfield University Refunding RB Series 2017R	4.00%	07/01/42 (a)	250,000	249,853
Sacred Heart University, Inc. Refunding RB Series 2017I-1	5.00%	07/01/42 (a)	100,000	101,122
Yale University RB Series 1997S	5.00%	07/01/27	1,025,000	1,051,817
Yale University RB Series 1999U	5.00%	07/01/33	2,065,000	2,358,930
Yale University RB Series 2001V	5.00%	07/01/36	695,000	815,147
Yale University RB Series 2003X-2	5.00%	07/01/37 (a)	405,000	459,670
Yale University Refunding RB Series 2017B-1	5.00%	07/01/29	75,000	80,361
State of Connecticut
GO Bonds Series 2016E	3.00%	10/15/32 (a)	510,000	508,652
GO Bonds Series 2016E	4.00%	10/15/35 (a)	35,000	35,049
GO Bonds Series 2017A	5.00%	04/15/27	285,000	290,708
GO Bonds Series 2017A	5.00%	04/15/33 (a)	50,000	50,844
GO Bonds Series 2018C	5.00%	06/15/28	890,000	933,419
GO Bonds Series 2019A	5.00%	04/15/28	90,000	94,026
GO Bonds Series 2019A	5.00%	04/15/30 (a)	30,000	31,926
GO Bonds Series 2019A	5.00%	04/15/32 (a)	100,000	106,047
GO Bonds Series 2019A	5.00%	04/15/33 (a)	275,000	291,134
GO Bonds Series 2019A	5.00%	04/15/34 (a)	100,000	105,665
GO Bonds Series 2019A	5.00%	04/15/35 (a)	130,000	137,097
GO Bonds Series 2019A	5.00%	04/15/36 (a)	95,000	99,940
GO Bonds Series 2019A	4.00%	04/15/38 (a)	150,000	151,559
GO Bonds Series 2019A	5.00%	04/15/39 (a)	65,000	67,932
GO Bonds Series 2020A	5.00%	01/15/27	180,000	182,399
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2020A	5.00%	01/15/28	190,000	197,346
GO Bonds Series 2020A	5.00%	01/15/31 (a)	125,000	134,809
GO Bonds Series 2020A	4.00%	01/15/34 (a)	100,000	102,866
GO Bonds Series 2020A	4.00%	01/15/35 (a)	1,680,000	1,724,473
GO Bonds Series 2021A	4.00%	01/15/28	170,000	174,021
GO Bonds Series 2021A	4.00%	01/15/29	70,000	72,480
GO Bonds Series 2021A	4.00%	01/15/30	115,000	120,266
GO Bonds Series 2021A	4.00%	01/15/31	30,000	31,614
GO Bonds Series 2021A	3.00%	01/15/33 (a)	500,000	497,575
GO Bonds Series 2021A	3.00%	01/15/35 (a)	125,000	123,079
GO Bonds Series 2021A	3.00%	01/15/37 (a)	1,045,000	992,758
GO Bonds Series 2021A	2.00%	01/15/41 (a)	100,000	73,639
GO Bonds Series 2022A	4.00%	01/15/29	125,000	129,428
GO Bonds Series 2022A	4.00%	01/15/34 (a)	260,000	271,317
GO Bonds Series 2022B	4.00%	01/15/36 (a)	110,000	113,959
GO Bonds Series 2022B	3.00%	01/15/41 (a)	290,000	255,191
GO Bonds Series 2022B	3.00%	01/15/42 (a)	290,000	250,231
GO Bonds Series 2022E	5.00%	11/15/27	355,000	367,755
GO Bonds Series 2022E	5.00%	11/15/29	25,000	26,959
GO Bonds Series 2022E	5.00%	11/15/33 (a)	50,000	56,195
GO Bonds Series 2022F	5.00%	11/15/41 (a)	225,000	244,799
GO Bonds Series 2024A	5.00%	01/15/30	5,000,000	5,405,647
GO Bonds Series 2024A	5.00%	01/15/31	250,000	274,839
GO Bonds Series 2024A	5.00%	01/15/32	100,000	111,563
GO Bonds Series 2024A	5.00%	01/15/35 (a)	1,165,000	1,323,999
GO Bonds Series 2024A	5.00%	01/15/36 (a)	90,000	101,755
GO Bonds Series 2024B	5.00%	01/15/40 (a)	275,000	304,951
GO Bonds Series 2024F	5.00%	11/15/27	150,000	155,390
GO Bonds Series 2024F	5.00%	11/15/29	100,000	107,837
GO Bonds Series 2024F	5.00%	11/15/36 (a)	1,685,000	1,916,324
GO Bonds Series 2024G	5.00%	11/15/40 (a)	1,365,000	1,521,641
GO Bonds Series 2025A	5.00%	03/15/32	165,000	184,506
GO Bonds Series 2025A	5.00%	03/15/36 (a)	2,105,000	2,414,596
GO Bonds Series 2026A	5.00%	09/15/39 (a)	1,000,000	1,130,532
GO Bonds Series 2026A	5.00%	09/15/43 (a)	580,000	644,319
Refunding GO Bonds Series 2022D	5.00%	09/15/26	145,000	145,701
Refunding GO Bonds Series 2022D	5.00%	09/15/27	1,085,000	1,118,806
Refunding GO Bonds Series 2022D	5.00%	09/15/28	570,000	600,757
Refunding GO Bonds Series 2022G	5.00%	11/15/27	240,000	248,623
Refunding GO Bonds Series 2022G	5.00%	11/15/32	185,000	208,713
Refunding GO Bonds Series 2023B	5.00%	08/01/26	25,000	25,048
Refunding GO Bonds Series 2023B	5.00%	08/01/32	100,000	112,399
Refunding GO Bonds Series 2024E	5.00%	09/01/32	675,000	759,512
Refunding GO Bonds Series 2025B	5.00%	12/01/27	950,000	984,278
Refunding GO Bonds Series 2025B	5.00%	12/01/28	380,000	402,243
Refunding GO Bonds Series 2025B	5.00%	12/01/31	500,000	557,106
Refunding GO Bonds Series 2025B	5.00%	12/01/32	2,000,000	2,257,672
Refunding GO Bonds Series 2025D	5.00%	08/15/26	2,185,000	2,191,179
Refunding GO Bonds Series 2025D	5.00%	08/15/27	400,000	411,620
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of Connecticut Clean Water Fund-State Revolving Fund
RB Series 2019A	4.00%	02/01/38 (a)	115,000	116,965
State of Connecticut Special Tax Revenue
RB Series 2016A	5.00%	09/01/26	50,000	50,199
RB Series 2016A	5.00%	09/01/27 (a)	305,000	306,109
RB Series 2016A	5.00%	09/01/33 (a)	310,000	311,127
RB Series 2016A	4.00%	09/01/35 (a)	680,000	681,354
RB Series 2018A	5.00%	01/01/31 (a)	75,000	77,588
RB Series 2018A	5.00%	01/01/32 (a)	700,000	723,480
RB Series 2018A	5.00%	01/01/33 (a)	400,000	413,030
RB Series 2018A	5.00%	01/01/35 (a)	200,000	206,082
RB Series 2018A	5.00%	01/01/36 (a)	100,000	102,921
RB Series 2018A	5.00%	01/01/37 (a)	2,000,000	2,055,714
RB Series 2018B	5.00%	10/01/27	230,000	237,569
RB Series 2018B	5.00%	10/01/28	30,000	31,648
RB Series 2018B	5.00%	10/01/29 (a)	780,000	821,101
RB Series 2018B	5.00%	10/01/31 (a)	500,000	525,066
RB Series 2018B	5.00%	10/01/32 (a)	110,000	115,355
RB Series 2018B	5.00%	10/01/34 (a)	250,000	261,375
RB Series 2018B	5.00%	10/01/36 (a)	1,000,000	1,041,795
RB Series 2020A	5.00%	05/01/27	250,000	255,417
RB Series 2020A	5.00%	05/01/28	200,000	209,199
RB Series 2020A	5.00%	05/01/29	260,000	277,470
RB Series 2020A	5.00%	05/01/31 (a)	270,000	292,664
RB Series 2020A	5.00%	05/01/32 (a)	465,000	502,896
RB Series 2020A	5.00%	05/01/34 (a)	430,000	462,630
RB Series 2020A	4.00%	05/01/36 (a)	570,000	584,071
RB Series 2021A	5.00%	05/01/28	100,000	104,600
RB Series 2021A	5.00%	05/01/29	160,000	170,751
RB Series 2021A	5.00%	05/01/30	365,000	396,765
RB Series 2021A	5.00%	05/01/31	60,000	66,268
RB Series 2021A	5.00%	05/01/33 (a)	250,000	274,458
RB Series 2021A	5.00%	05/01/34 (a)	450,000	492,458
RB Series 2021A	5.00%	05/01/35 (a)	215,000	234,527
RB Series 2021A	4.00%	05/01/36 (a)	95,000	97,911
RB Series 2021A	4.00%	05/01/37 (a)	255,000	261,406
RB Series 2021A	5.00%	05/01/41 (a)	250,000	267,113
RB Series 2021D	5.00%	11/01/33 (a)	55,000	60,794
RB Series 2021D	5.00%	11/01/34 (a)	250,000	275,361
RB Series 2021D	4.00%	11/01/39 (a)	250,000	253,442
RB Series 2021D	4.00%	11/01/40 (a)	1,000,000	1,008,939
RB Series 2022A	5.00%	07/01/26	25,000	25,000
RB Series 2022A	5.00%	07/01/27 (b)	35,000	35,856
RB Series 2022A	5.00%	07/01/27	15,000	15,397
RB Series 2022A	5.00%	07/01/28 (b)	145,000	151,970
RB Series 2022A	5.00%	07/01/28	55,000	57,864
RB Series 2022A	5.00%	07/01/29 (b)	90,000	96,164
RB Series 2022A	5.00%	07/01/29	35,000	37,470
RB Series 2022A	5.00%	07/01/30 (b)	735,000	799,952
RB Series 2022A	5.00%	07/01/30	265,000	288,944
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2022A	5.00%	07/01/32 (b)	120,000	134,591
RB Series 2022A	5.00%	07/01/32	600,000	674,013
RB Series 2022A	5.00%	07/01/35 (a)	25,000	27,963
RB Series 2022A	5.00%	07/01/36 (a)	205,000	228,187
RB Series 2022A	5.00%	07/01/38 (a)	80,000	88,209
RB Series 2023A	5.00%	07/01/27	150,000	153,970
RB Series 2023A	5.00%	07/01/29	250,000	267,646
RB Series 2023A	5.00%	07/01/30	250,000	272,589
RB Series 2023A	5.00%	07/01/32 (b)	60,000	67,296
RB Series 2023A	5.00%	07/01/32	45,000	50,551
RB Series 2023A	5.00%	07/01/37 (a)	750,000	841,346
RB Series 2023A	5.25%	07/01/41 (a)	840,000	940,983
RB Series 2023A	5.25%	07/01/43 (a)	245,000	272,642
RB Series 2024A-1	5.00%	07/01/26	775,000	775,000
RB Series 2024A-1	5.00%	07/01/27	305,000	313,071
RB Series 2024A-1	5.00%	07/01/28	250,000	263,018
RB Series 2024A-1	5.00%	07/01/29	350,000	374,704
RB Series 2024A-2	5.00%	07/01/32	145,000	162,887
RB Series 2024A-2	5.00%	07/01/33	270,000	306,958
RB Series 2024A-2	5.00%	07/01/36 (a)	100,000	114,364
RB Series 2024A-2	5.00%	07/01/38 (a)	250,000	282,132
RB Series 2024A-2	5.00%	07/01/43 (a)	250,000	275,916
Refunding RB Series 2022B	5.00%	07/01/27	520,000	533,761
Refunding RB Series 2023B	5.00%	07/01/26	2,445,000	2,445,000
Refunding RB Series 2023B	5.00%	07/01/28	250,000	263,018
Refunding RB Series 2023B	5.00%	07/01/29	50,000	53,529
Refunding RB Series 2023B	5.00%	07/01/30	50,000	54,518
Refunding RB Series 2023B	5.00%	07/01/31	250,000	276,838
Refunding RB Series 2024B	5.00%	07/01/27	225,000	230,954
Refunding RB Series 2024B	5.00%	07/01/30	195,000	212,619
Refunding RB Series 2025A	5.00%	07/01/27	150,000	153,970
Refunding RB Series 2025A	5.00%	07/01/32	1,020,000	1,145,822
Refunding RB Series 2025A	5.00%	07/01/33	500,000	568,442
Refunding RB Series 2025A	5.00%	07/01/34	1,000,000	1,148,532
Refunding RB Series 2025A	5.00%	07/01/37 (a)	1,000,000	1,147,946
Refunding RB Series 2025A	5.00%	07/01/39 (a)	1,000,000	1,135,358
Refunding RB Series 2025A	5.00%	07/01/41 (a)	2,000,000	2,245,985
Refunding RB Series 2025A	5.00%	07/01/42 (a)	1,250,000	1,398,833
Refunding RB Series 2026A	5.00%	07/01/31 (e)	1,000,000	1,107,353
				77,042,138
DELAWARE 0.1%
Delaware River & Bay Authority
Refunding RB Series 2019	4.00%	01/01/44 (a)	100,000	99,307
Delaware Transportation Authority
Refunding RB Series 2020	5.00%	07/01/30	75,000	81,926
U.S. 301 Project Revenue RB Series 2015	5.00%	06/01/55 (a)	100,000	100,009
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of Delaware
Refunding GO Bonds Series 2017A	5.00%	01/01/28	2,025,000	2,104,127
Refunding GO Bonds Series 2022	5.00%	03/01/29	125,000	133,205
Refunding GO Bonds Series 2022	5.00%	03/01/31	200,000	221,428
				2,740,002
DISTRICT OF COLUMBIA 1.7%
District of Columbia
GO Bonds Series 2015A	4.00%	06/01/40 (a)	125,000	125,000
GO Bonds Series 2017D	5.00%	06/01/35 (a)	20,000	20,378
GO Bonds Series 2019A	5.00%	10/15/26	475,000	478,287
GO Bonds Series 2019A	5.00%	10/15/27	375,000	387,524
GO Bonds Series 2019A	5.00%	10/15/28	600,000	633,738
GO Bonds Series 2019A	5.00%	10/15/29 (a)	25,000	26,686
GO Bonds Series 2019A	5.00%	10/15/30 (a)	315,000	335,039
GO Bonds Series 2019A	5.00%	10/15/31 (a)	735,000	779,837
GO Bonds Series 2019A	5.00%	10/15/33 (a)	150,000	158,571
GO Bonds Series 2019A	5.00%	10/15/34 (a)	240,000	253,152
GO Bonds Series 2019A	5.00%	10/15/35 (a)	50,000	52,619
GO Bonds Series 2019A	5.00%	10/15/36 (a)	275,000	289,031
GO Bonds Series 2019A	4.00%	10/15/39 (a)	500,000	501,392
GO Bonds Series 2019A	5.00%	10/15/44 (a)	240,000	249,176
GO Bonds Series 2023A	5.00%	01/01/38 (a)	350,000	386,062
GO Bonds Series 2023A	5.00%	01/01/45 (a)	200,000	214,416
GO Bonds Series 2024A	5.00%	08/01/40 (a)	460,000	511,967
GO Bonds Series 2024A	5.00%	08/01/44 (a)	1,050,000	1,147,879
GO Bonds Series 2024A	5.00%	08/01/49 (a)	370,000	390,277
GO Bonds Series 2024B	5.00%	08/01/30	250,000	272,975
GO Bonds Series 2024B	5.00%	08/01/33	20,000	22,758
GO Bonds Series 2024B	5.00%	08/01/35 (a)	295,000	337,114
RB Series 2020	5.00%	12/01/34 (a)	200,000	212,808
Refunding GO Bonds Series 2017A	5.00%	06/01/35 (a)	175,000	178,306
Refunding GO Bonds Series 2017A	4.00%	06/01/37 (a)	340,000	340,864
Refunding GO Bonds Series 2017A	5.00%	06/01/37 (a)	220,000	223,793
Refunding GO Bonds Series 2021E	5.00%	02/01/35 (a)	320,000	347,788
Refunding GO Bonds Series 2021E	4.00%	02/01/37 (a)	125,000	128,226
Refunding GO Bonds Series 2023B	5.00%	06/01/28	45,000	47,213
Refunding GO Bonds Series 2023B	5.00%	06/01/29	560,000	598,741
Refunding GO Bonds Series 2024C	5.00%	12/01/27	280,000	290,262
Refunding GO Bonds Series 2024C	5.00%	12/01/28	1,565,000	1,657,361
Refunding GO Bonds Series 2024C	5.00%	12/01/29	230,000	248,319
Refunding GO Bonds Series 2024C	5.00%	12/01/30	380,000	417,257
Refunding GO Bonds Series 2024C	5.00%	12/01/32	130,000	146,830
Refunding GO Bonds Series 2026B	5.00%	06/01/33	1,000,000	1,135,750
Refunding GO Bonds Series 2026B	5.00%	06/01/36	335,000	389,591
Refunding GO Bonds Series 2026B	5.00%	06/01/39 (a)	900,000	1,025,972
Georgetown University Refunding RB Series 2017	5.00%	04/01/30 (a)	250,000	253,799
Georgetown University Refunding RB Series 2017	5.00%	04/01/32 (a)	75,000	76,072
Georgetown University Refunding RB Series 2017	5.00%	04/01/34 (a)	250,000	253,344
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Georgetown University Refunding RB Series 2017	5.00%	04/01/35 (a)	70,000	70,896
Income Tax Secured Refunding RB Series 2020B Refunding RB Series 2020B	5.00%	10/01/26	180,000	181,071
District of Columbia Income Tax Revenue
RB Series 2019A	5.00%	03/01/30 (a)	345,000	370,056
RB Series 2019A	5.00%	03/01/32 (a)	795,000	848,848
RB Series 2019A	5.00%	03/01/33 (a)	1,175,000	1,252,443
RB Series 2019A	5.00%	03/01/34 (a)	535,000	568,893
RB Series 2019A	5.00%	03/01/35 (a)	135,000	143,195
RB Series 2019A	4.00%	03/01/37 (a)	230,000	232,094
RB Series 2019A	4.00%	03/01/39 (a)	1,000,000	1,003,503
RB Series 2019A	4.00%	03/01/40 (a)	105,000	105,146
RB Series 2019A	4.00%	03/01/44 (a)	400,000	397,181
RB Series 2019A	5.00%	03/01/44 (a)	275,000	286,864
RB Series 2020A	5.00%	03/01/35 (a)	255,000	272,888
RB Series 2020A	5.00%	03/01/36 (a)	30,000	32,015
RB Series 2020A	5.00%	03/01/37 (a)	150,000	159,526
RB Series 2020A	5.00%	03/01/39 (a)	295,000	312,139
RB Series 2020C	5.00%	05/01/45 (a)	25,000	26,110
RB Series 2022A	5.00%	07/01/32	285,000	320,156
RB Series 2022A	5.00%	07/01/33 (a)	170,000	190,219
RB Series 2022A	5.00%	07/01/35 (a)	290,000	321,790
RB Series 2022A	5.00%	07/01/40 (a)	250,000	271,634
RB Series 2022A	5.00%	07/01/41 (a)	1,000,000	1,083,405
RB Series 2022A	5.00%	07/01/42 (a)	105,000	113,487
RB Series 2022A	5.00%	07/01/47 (a)	2,500,000	2,636,112
RB Series 2023A	5.00%	05/01/38 (a)	305,000	337,370
RB Series 2023A	5.00%	05/01/39 (a)	1,080,000	1,189,033
RB Series 2023A	5.00%	05/01/41 (a)	265,000	289,648
RB Series 2023A	5.25%	05/01/48 (a)	730,000	785,962
RB Series 2023C	5.00%	10/01/32	400,000	450,811
Refunding RB Series 2019C	5.00%	10/01/26	395,000	397,349
Refunding RB Series 2019C	5.00%	10/01/27	260,000	268,426
Refunding RB Series 2019C	5.00%	10/01/28	435,000	459,091
Refunding RB Series 2019C	5.00%	10/01/34 (a)	205,000	218,025
Refunding RB Series 2020B	5.00%	10/01/27	200,000	206,482
Refunding RB Series 2020B	5.00%	10/01/28	210,000	221,630
Refunding RB Series 2020B	5.00%	10/01/29	240,000	258,275
Refunding RB Series 2020B	5.00%	10/01/30	260,000	284,695
Refunding RB Series 2022C	5.00%	12/01/27	195,000	202,147
Refunding RB Series 2022C	5.00%	12/01/29	50,000	53,982
Refunding RB Series 2022C	5.00%	12/01/32	100,000	112,946
Refunding RB Series 2022C	5.00%	12/01/34 (a)	50,000	55,992
Refunding RB Series 2022C	5.00%	12/01/36 (a)	75,000	83,153
Refunding RB Series 2024A	5.00%	10/01/30	660,000	722,686
Refunding RB Series 2024A	5.00%	10/01/34	125,000	143,890
Refunding RB Series 2024A	5.00%	10/01/36 (a)	505,000	573,905
Refunding RB Series 2025A	5.00%	06/01/27	365,000	373,638
Refunding RB Series 2025A	5.00%	06/01/28	500,000	524,593
Refunding RB Series 2025A	5.00%	06/01/33	330,000	374,797
Refunding RB Series 2025A	5.00%	06/01/50 (a)	2,000,000	2,114,479
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
District of Columbia Water & Sewer Authority
RB Series 2017A	5.00%	10/01/52 (a)	85,000	85,549
RB Series 2018A	5.00%	10/01/49 (a)	100,000	101,768
RB Series 2018B	5.00%	10/01/43 (a)	30,000	30,797
RB Series 2018B	5.00%	10/01/49 (a)	100,000	101,768
RB Series 2019A	5.00%	10/01/44 (a)	175,000	182,395
RB Series 2022C-1	4.00%	10/01/47 (a)	500,000	476,164
RB Series 2025C-2	2.90%	10/01/60 (a)(c)(f)	275,000	275,000
Refunding RB Series 2014C	4.00%	10/01/41 (a)	435,000	425,934
Refunding RB Series 2024A	5.00%	10/01/33	3,000,000	3,417,669
Refunding RB Series 2024A	5.00%	10/01/34	345,000	396,863
Refunding RB Series 2024A	5.00%	10/01/35 (a)	250,000	285,412
Refunding RB Series 2024A	5.00%	10/01/38 (a)	215,000	241,502
Refunding RB Series 2024A	5.00%	10/01/39 (a)	145,000	162,299
Refunding RB Series 2026A	5.00%	10/01/38 (a)	1,500,000	1,711,824
Refunding RB Series 2026A	5.00%	10/01/39 (a)	415,000	470,674
Metropolitan Washington Airports Authority Aviation Revenue
RB Series 2009D-2	2.90%	10/01/39 (a)(c)(f)	5,360,000	5,360,000
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
RB Series 2009	3.36%	10/01/30 (c)(d)	80,000	69,807
RB Series 2009	3.34%	10/01/31 (c)(d)	100,000	84,094
RB Series 2009	3.15%	10/01/32 (c)(d)	820,000	663,321
RB Series 2009	3.65%	10/01/35 (c)(d)	50,000	35,612
RB Series 2009	4.11%	10/01/39 (c)(d)	100,000	58,837
RB Series 2010A	4.60%	10/01/37 (d)	330,000	196,166
Refunding RB Series 2019B	4.00%	10/01/44 (a)	745,000	720,926
Refunding RB Series 2019B	5.00%	10/01/47 (a)	500,000	507,276
Refunding RB Series 2019B	4.00%	10/01/49 (a)	725,000	652,662
Refunding RB Series 2019B	3.00%	10/01/50 (a)(c)	690,000	511,423
Refunding RB Series 2019B	4.00%	10/01/53 (a)	600,000	530,821
Refunding RB Series 2019B	4.00%	10/01/53 (a)	95,000	82,987
Refunding RB Series 2022A	4.00%	10/01/52 (a)(c)	730,000	649,144
Washington Convention & Sports Authority
Refunding RB Series 2018A	5.00%	10/01/26	285,000	286,536
Refunding RB Series 2018A	5.00%	10/01/28 (a)	160,000	164,775
Washington Metropolitan Area Transit Authority
RB Series 2017B	5.00%	07/01/36 (a)	500,000	508,752
RB Series 2017B	5.00%	07/01/42 (a)	700,000	710,748
Washington Metropolitan Area Transit Authority Dedicated Revenue
RB Series 2020A	5.00%	07/15/37 (a)	25,000	26,617
RB Series 2020A	5.00%	07/15/39 (a)	230,000	243,511
RB Series 2020A	5.00%	07/15/45 (a)	385,000	398,927
RB Series 2021A	5.00%	07/15/32 (a)	165,000	181,065
RB Series 2021A	4.00%	07/15/35 (a)	100,000	102,684
RB Series 2021A	5.00%	07/15/37 (a)	135,000	145,725
RB Series 2021A	4.00%	07/15/38 (a)	1,000,000	1,014,103
RB Series 2021A	4.00%	07/15/39 (a)	25,000	25,285
RB Series 2021A	3.00%	07/15/40 (a)	250,000	218,572
RB Series 2021A	5.00%	07/15/41 (a)	500,000	531,693
RB Series 2021A	5.00%	07/15/46 (a)	280,000	290,764
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2023A	5.00%	07/15/44 (a)	165,000	176,689
RB Series 2023A	5.00%	07/15/45 (a)	50,000	53,167
RB Series 2023A	4.13%	07/15/47 (a)	605,000	598,386
RB Series 2023A	5.00%	07/15/48 (a)	1,000,000	1,046,467
RB Series 2023A	5.50%	07/15/51 (a)	150,000	160,900
RB Series 2023A	5.25%	07/15/53 (a)	2,275,000	2,391,921
RB Series 2024A	5.00%	07/15/54 (a)	435,000	450,971
RB Series 2024A	5.00%	07/15/56 (a)	290,000	300,181
RB Series 2024A	4.38%	07/15/59 (a)	1,000,000	981,133
RB Series 2024A	5.25%	07/15/59 (a)	645,000	677,542
RB Series 2025A	5.25%	07/15/50 (a)	250,000	267,580
RB Series 2025A	5.00%	07/15/60 (a)	1,225,000	1,267,759
				69,159,997
FLORIDA 2.9%
Central Florida Expressway Authority
RB Series 2016B	4.00%	07/01/33 (a)(b)	5,000,000	5,000,000
RB Series 2016B	5.00%	07/01/33 (a)(b)	50,000	50,000
RB Series 2016B	5.00%	07/01/34 (a)(b)	2,000,000	2,000,000
RB Series 2016B	4.00%	07/01/35 (a)(b)	60,000	60,000
RB Series 2018	5.00%	07/01/43 (a)	800,000	825,718
RB Series 2018	5.00%	07/01/48 (a)	100,000	102,024
RB Series 2019A	5.00%	07/01/44 (a)	150,000	155,981
RB Series 2019A	3.13%	07/01/49 (a)	315,000	252,526
RB Series 2019B	5.00%	07/01/44 (a)	115,000	119,918
RB Series 2019B	5.00%	07/01/49 (a)	75,000	76,823
RB Series 2021	5.00%	07/01/32 (a)(b)(c)	115,000	127,743
RB Series 2021	5.00%	07/01/33 (a)(b)(c)	85,000	94,419
RB Series 2021	4.00%	07/01/34 (a)(b)(c)	175,000	186,241
RB Series 2021D	5.00%	07/01/33 (a)(c)	180,000	198,087
RB Series 2021D	5.00%	07/01/35 (a)(c)	265,000	290,076
RB Series 2024A	5.00%	07/01/49 (a)(c)	1,320,000	1,396,601
RB Series 2024A	5.00%	07/01/54 (a)(c)	205,000	214,890
RB Series 2024B	5.00%	07/01/32	345,000	387,558
RB Series 2024B	5.00%	07/01/33	250,000	284,561
RB Series 2024B	5.00%	07/01/34 (c)	645,000	741,299
Refunding RB Series 2016A	3.25%	07/01/36 (a)	400,000	392,702
Refunding RB Series 2016B	5.00%	07/01/26	60,000	60,000
Refunding RB Series 2016B	4.00%	07/01/30 (a)	50,000	50,023
Refunding RB Series 2016B	4.00%	07/01/31 (a)	130,000	129,819
Refunding RB Series 2016B	4.00%	07/01/36 (a)	130,000	130,021
Refunding RB Series 2016B	4.00%	07/01/38 (a)	500,000	500,038
Refunding RB Series 2016B	4.00%	07/01/39 (a)	220,000	219,413
Refunding RB Series 2016B	4.00%	07/01/40 (a)	120,000	120,000
Refunding RB Series 2017	4.00%	07/01/41 (a)	500,000	500,052
Refunding RB Series 2017	5.00%	07/01/42 (a)	125,000	126,981
Refunding RB Series 2021	5.00%	07/01/26 (c)	200,000	200,000
Refunding RB Series 2021	5.00%	07/01/28 (c)	90,000	94,470
Refunding RB Series 2021	4.00%	07/01/35 (a)(c)	275,000	284,311
Refunding RB Series 2021	4.00%	07/01/39 (a)(c)	35,000	35,657
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Cape Coral Water & Sewer Revenue
Refunding RB Series 2017	5.00%	10/01/39 (a)	250,000	254,416
Utility Improvement Assessment North 1 East Area Special Assessment Series 2026	4.88%	03/01/56 (a)(e)	500,000	507,043
Utility Improvement Assessment North 1 West Area Refunding Assessment Series 2023	5.65%	03/01/54 (a)(c)	200,000	212,898
City of Fort Lauderdale Water & Sewer Revenue
RB Series 2023A	5.50%	09/01/48 (a)	250,000	273,887
RB Series 2023A	5.50%	09/01/53 (a)	205,000	222,100
City of Fort Myers Utility System Revenue
Refunding RB Series 2019A	4.00%	10/01/44 (a)	125,000	123,861
Refunding RB Series 2019A	4.00%	10/01/49 (a)	150,000	138,274
Refunding RB Series 2023	5.25%	10/01/53 (a)	470,000	498,644
City of Gainesville Utilities System Revenue
RB Series 2017A	5.00%	10/01/37 (a)	175,000	178,856
RB Series 2017A	4.00%	10/01/38 (a)	25,000	24,953
RB Series 2019A	5.00%	10/01/47 (a)	535,000	548,282
City of Jacksonville
RB Series 2025	5.00%	10/01/27	250,000	258,071
RB Series 2025	5.00%	10/01/29	290,000	310,583
Refunding RB Series 2023A	5.25%	10/01/48 (a)	165,000	176,376
Refunding RB Series 2023A	5.50%	10/01/53 (a)	300,000	322,144
Refunding RB Series 2024	5.25%	10/01/54 (a)	255,000	271,215
City of Lakeland Department of Electric Utilities
RB Series 2021	5.00%	10/01/48	100,000	109,085
City of Miami
RB Series 2023A	5.00%	03/01/48 (a)	350,000	365,099
RB Series 2023A	5.25%	03/01/53 (a)	790,000	838,260
RB Series 2024A	5.50%	01/01/49 (a)	100,000	108,363
City of Miami Beach
RB Series 2015	5.00%	09/01/40 (a)	205,000	205,213
Refunding GO Bonds Series 2019	4.00%	05/01/44 (a)	100,000	100,015
City of Miami Beach Water & Sewer Revenue
Refunding RB Series 2017	5.00%	09/01/47 (a)	250,000	252,479
City of Orlando
Contract Tourist Development Tax Revenue RB Series 2025	5.50%	11/01/50 (a)	500,000	535,665
Contract Tourist Development Tax Revenue RB Series 2025	5.50%	11/01/55 (a)	500,000	534,073
Covenant Revenues RB Series 2018B	5.00%	10/01/48 (a)	125,000	127,607
City of Palm Coast Utility Revenue
Refunding RB Series 2026	5.00%	10/01/56 (a)	2,000,000	2,086,397
City of Port St. Lucie
Southwest Annexation Special Assessment District No. 1 Refunding Assessment Series 2016	3.25%	07/01/45 (a)	150,000	127,328
City of St. Petersburg Public Utility Revenue
RB Series 2025C	4.50%	10/01/55 (a)	1,000,000	994,125
City of Tampa
State of Florida Cigarette Tax Revenue RB Series 2020A	5.00%	09/01/45 (a)(d)	300,000	116,112
State of Florida Cigarette Tax Revenue RB Series 2020A	5.09%	09/01/53 (a)(d)	1,500,000	373,875
University of Tampa, Inc. Refunding RB Series 2020A	4.00%	04/01/50 (a)	255,000	230,552
City of Tampa Water & Wastewater System Revenue
RB Series 2020A	5.00%	10/01/54 (a)	1,165,000	1,202,948
RB Series 2022A	5.00%	10/01/52 (a)	25,000	26,171
RB Series 2022A	5.25%	10/01/57 (a)	1,200,000	1,269,571
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2024	5.00%	10/01/47 (a)	100,000	107,613
RB Series 2024	5.00%	10/01/54 (a)	480,000	507,390
County of Broward Airport System Revenue
RB Series 2012Q-1	4.00%	10/01/42 (a)	500,000	499,991
County of Broward Convention Center Hotel Revenue
RB Series 2022	5.00%	01/01/47 (a)	125,000	130,542
County of Broward Tourist Development Tax Revenue
RB Series 2021	4.00%	09/01/47 (a)	100,000	92,305
RB Series 2021	4.00%	09/01/51 (a)	250,000	222,440
County of Broward Water & Sewer Utility Revenue
RB Series 2019A	5.00%	10/01/39 (a)	125,000	131,351
RB Series 2019A	5.00%	10/01/40 (a)	50,000	52,482
RB Series 2022A	4.00%	10/01/45 (a)	700,000	691,737
Refunding RB Series 2025	5.00%	10/01/34	195,000	224,932
County of Hillsborough
RB Series 2021	3.00%	08/01/46 (a)	50,000	39,599
RB Series 2021	2.25%	08/01/51 (a)	160,000	100,340
County of Hillsborough Utility Revenue
RB Series 2021A	2.50%	08/01/51 (a)	120,000	79,919
County of Manatee
RB Series 2023	5.25%	10/01/48 (a)	635,000	677,960
Refunding RB Series 2022	4.00%	10/01/52 (a)	150,000	139,199
County of Manatee Public Utilities Revenue
Refunding RB Series 2023	4.00%	10/01/53 (a)	250,000	228,259
County of Miami-Dade
GO Bonds Series 2014A	3.75%	07/01/42 (a)	1,245,000	1,210,628
GO Bonds Series 2014A	4.00%	07/01/42 (a)	350,000	348,565
GO Bonds Series 2021A	4.00%	07/01/50 (a)	1,000,000	926,074
RB Series 2009C	4.76%	10/01/44 (c)(d)	750,000	333,167
RB Series 2023A	5.00%	04/01/48 (a)	250,000	258,992
Refunding GO Bonds Series 2016A	5.00%	07/01/38 (a)	205,000	206,354
Refunding RB Series 2009A	6.88%	10/01/34 (a)(c)	240,000	268,386
Refunding RB Series 2016	4.00%	10/01/39 (a)	325,000	325,140
Refunding RB Series 2016	4.00%	10/01/40 (a)	600,000	600,436
County of Miami-Dade Aviation Revenue
RB Series 2025B	5.25%	10/01/55 (a)	1,000,000	1,053,037
Refunding RB Series 2015B	5.00%	10/01/26 (a)	75,000	75,174
Refunding RB Series 2016	5.00%	10/01/28 (a)	50,000	50,277
Refunding RB Series 2026B	5.00%	10/01/41 (a)(e)	750,000	837,149
County of Miami-Dade Seaport Department
Refunding RB Series 2021A-2	4.00%	10/01/49 (a)(c)	750,000	711,177
Refunding RB Series 2021A-2	3.00%	10/01/50 (a)(c)	250,000	187,646
Refunding RB Series 2021B-2	4.00%	10/01/43 (a)	175,000	175,029
County of Miami-Dade Transit System
RB Series 2018	4.00%	07/01/45 (a)	350,000	341,590
RB Series 2018	4.00%	07/01/48 (a)	500,000	458,324
RB Series 2022	5.00%	07/01/45 (a)	275,000	293,550
RB Series 2022	5.00%	07/01/46 (a)	75,000	79,164
RB Series 2022	5.00%	07/01/48 (a)	250,000	261,620
RB Series 2022	5.00%	07/01/49 (a)	305,000	318,309
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2022	5.00%	07/01/51 (a)	390,000	404,699
RB Series 2022	5.00%	07/01/52 (a)	500,000	517,061
Refunding RB Series 2017	4.00%	07/01/38 (a)	500,000	499,678
County of Miami-Dade Water & Sewer System Revenue
RB Series 2017A	4.00%	10/01/44 (a)	300,000	295,365
RB Series 2017A	3.38%	10/01/47 (a)	540,000	451,536
RB Series 2017A	4.00%	10/01/47 (a)	20,000	18,678
RB Series 2019B	3.00%	10/01/49 (a)	250,000	189,702
RB Series 2019B	4.00%	10/01/49 (a)	695,000	638,536
RB Series 2021	5.00%	10/01/27	75,000	77,299
RB Series 2021	4.00%	10/01/39 (a)	435,000	437,490
RB Series 2021	4.00%	10/01/41 (a)	550,000	549,768
RB Series 2021	4.00%	10/01/42 (a)	405,000	400,919
RB Series 2021	3.00%	10/01/43 (a)	50,000	42,848
RB Series 2021	4.00%	10/01/44 (a)	25,000	24,301
RB Series 2021	4.00%	10/01/46 (a)	975,000	912,205
RB Series 2021	5.00%	10/01/46 (a)	50,000	52,364
RB Series 2021	4.00%	10/01/48 (a)	460,000	425,592
RB Series 2021	3.00%	10/01/51 (a)	350,000	265,550
RB Series 2021	4.00%	10/01/51 (a)	65,000	58,109
RB Series 2024A	5.00%	10/01/49 (a)	500,000	523,551
RB Series 2024A	4.13%	10/01/50 (a)	200,000	189,350
RB Series 2024A	5.25%	10/01/54 (a)	2,100,000	2,225,288
RB Series 2024B	5.00%	10/01/33	100,000	113,572
RB Series 2025A	4.50%	10/01/51 (a)	1,000,000	1,000,107
RB Series 2025A	5.00%	10/01/55 (a)	500,000	522,443
Refunding RB Series 2017B	4.00%	10/01/35 (a)	5,100,000	5,137,558
Refunding RB Series 2017B	4.00%	10/01/38 (a)	50,000	50,137
Refunding RB Series 2017B	3.13%	10/01/39 (a)	1,050,000	969,806
County of Osceola Transportation Revenue
Refunding RB Series 2020A-1	4.00%	10/01/54 (a)(c)	150,000	131,508
County of Pasco
State of Florida Cigarette Tax Revenue RB Series 2023A	5.00%	09/01/48 (a)(c)	250,000	257,335
State of Florida Cigarette Tax Revenue RB Series 2023A	5.75%	09/01/54 (a)	765,000	826,658
County of Pasco Water & Sewer Revenue
RB Series 2014B	4.00%	10/01/44 (a)	150,000	144,142
County of Sarasota Utility System Revenue
RB Series 2025	5.25%	10/01/55 (a)	200,000	213,840
County of Seminole
Refunding RB Series 2022	5.00%	10/01/52 (a)	300,000	315,947
Duval County Public Schools
COP Series 2022A	5.00%	07/01/26 (c)	30,000	30,000
COP Series 2022A	5.00%	07/01/28 (c)	285,000	298,301
COP Series 2022A	5.00%	07/01/29 (c)	450,000	479,346
COP Series 2022A	5.00%	07/01/30 (c)	145,000	157,183
COP Series 2022A	5.00%	07/01/31 (a)(c)	155,000	167,509
COP Series 2022A	5.00%	07/01/32 (a)(c)	375,000	403,726
COP Series 2022A	5.00%	07/01/33 (a)(c)	40,000	42,915
COP Series 2022A	5.00%	07/01/34 (a)(c)	210,000	224,528
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Florida Department of Management Services
Refunding COP Series 2018A	5.00%	11/01/26	55,000	55,411
Refunding COP Series 2018A	5.00%	11/01/27	230,000	237,419
Florida Higher Educational Facilities Financing Authority
Rollins College Refunding RB Series 2020A	3.00%	12/01/48 (a)	60,000	45,953
Florida Insurance Assistance Interlocal Agency, Inc.
Guaranty Association, Inc. RB Series 2023A-1	5.00%	09/01/27 (a)	305,000	306,286
Guaranty Association, Inc. RB Series 2023A-1	5.00%	09/01/28 (a)	375,000	376,469
Florida Municipal Power Agency
All-Requirements Power Supply Project Revenue Refunding RB Series 2016A	5.00%	10/01/28 (a)	135,000	135,808
All-Requirements Power Supply Project Revenue Refunding RB Series 2025A	5.00%	10/01/29	330,000	354,274
Florida State Board of Governors
University Athletics Association, Inc. RB Series 2024A	4.25%	10/01/53 (a)(c)	250,000	234,707
Fort Pierce Utilities Authority
Refunding RB Series 2022A	4.00%	10/01/52 (a)	515,000	471,978
Hillsborough County Aviation Authority
RB Series 2018F	5.00%	10/01/43 (a)	150,000	154,508
RB Series 2018F	5.00%	10/01/48 (a)	250,000	254,140
JEA Electric System Revenue
Refunding RB Series 2017B	5.00%	10/01/27	25,000	25,760
Refunding RB Series 2017B	5.00%	10/01/29 (a)	150,000	154,454
Refunding RB Series 2017B	5.00%	10/01/30 (a)	250,000	257,236
Refunding RB Series 2017B-III	5.00%	10/01/33 (a)	160,000	164,164
Refunding RB Series 2024A	5.00%	10/01/36 (a)	100,000	113,770
Refunding RB Series 2024A-3rd	5.00%	10/01/27	195,000	201,051
Refunding RB Series 2024A-3rd	5.00%	10/01/28	25,000	26,368
Refunding RB Series 2024A-3rd	5.00%	10/01/29	270,000	290,297
Refunding RB Series 2024A-3rd	5.00%	10/01/31	225,000	250,082
Refunding RB Series 2024A-3rd	5.00%	10/01/32	150,000	168,962
Refunding RB Series 2024A-3rd	5.00%	10/01/33	275,000	313,286
JEA Water & Sewer System Revenue
Refunding RB Series 2017A	5.00%	10/01/29 (a)	110,000	113,225
Refunding RB Series 2017A	4.00%	10/01/39 (a)	510,000	503,987
Refunding RB Series 2024A	5.25%	10/01/49 (a)	375,000	401,581
Refunding RB Series 2024A	5.50%	10/01/54 (a)	1,120,000	1,209,800
Refunding RB Series 2025A	5.25%	10/01/55 (a)	935,000	999,418
Lee County School Board
COP Series 2023A	4.00%	08/01/46 (a)	100,000	95,355
COP Series 2023A	4.00%	08/01/48 (a)	250,000	232,293
Refunding COP Series 2025B	5.00%	08/01/28	200,000	209,885
Miami-Dade County Educational Facilities Authority
University of Miami RB Series 2018A	4.00%	04/01/53 (a)	35,000	30,435
University of Miami RB Series 2018A	5.00%	04/01/53 (a)	500,000	502,899
University of Miami RB Series 2026	5.00%	04/01/48 (a)	250,000	262,809
University of Miami Refunding RB Series 2015A	4.00%	04/01/45 (a)	655,000	632,921
University of Miami Refunding RB Series 2024A	5.00%	04/01/36 (a)	410,000	463,469
University of Miami Refunding RB Series 2024A	5.00%	04/01/41 (a)	1,500,000	1,645,952
University of Miami Refunding RB Series 2024A	5.00%	04/01/42 (a)	1,000,000	1,091,970
University of Miami Refunding RB Series 2024A	5.00%	04/01/45 (a)	300,000	321,145
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
University of Miami Refunding RB Series 2024A	5.00%	04/01/46 (a)	25,000	26,521
University of Miami Refunding RB Series 2025B	5.25%	04/01/40 (a)	110,000	123,629
Miami-Dade County Expressway Authority
RB Series 2010A	5.00%	07/01/40 (a)	155,000	155,116
RB Series 2014A	5.00%	07/01/39 (a)	225,000	225,449
RB Series 2014A	5.00%	07/01/44 (a)	200,000	200,090
Orange County Convention Center
RB Series 2016A	4.00%	10/01/36 (a)	140,000	140,466
Orange County School Board
COP Series 2016C	5.00%	08/01/34 (a)(b)	150,000	150,300
COP Series 2024A	5.00%	08/01/33	50,000	56,655
COP Series 2024A	5.00%	08/01/34	85,000	96,976
Refunding COP Series 2021A	5.00%	08/01/32	90,000	100,784
Orlando Utilities Commission
RB Series 2023A	5.00%	10/01/48 (a)	350,000	369,148
RB Series 2025A	5.00%	10/01/50 (a)	1,155,000	1,217,169
Refunding RB Series 2024B	5.00%	10/01/37 (a)	150,000	169,765
Refunding RB Series 2024B	5.00%	10/01/38 (a)	150,000	168,951
Refunding RB Series 2024B	5.00%	10/01/39 (a)	200,000	224,320
Palm Beach County School District
COP Series 2020A	5.00%	08/01/34 (a)	50,000	53,673
Refunding COP Series 2017A	5.00%	08/01/27	140,000	143,747
Refunding COP Series 2018C	5.00%	08/01/29 (a)	30,000	31,390
Refunding COP Series 2025A	5.00%	08/01/27	1,750,000	1,796,839
Refunding COP Series 2025A	5.00%	08/01/30	600,000	653,197
Peace River Manasota Regional Water Supply Authority
RB Series 2025A	5.25%	10/01/50 (a)	510,000	551,374
RB Series 2025A	5.50%	10/01/55 (a)	500,000	544,042
School Board of Miami-Dade County
GO Bonds Series 2017	4.00%	03/15/47 (a)	1,000,000	928,577
GO Bonds Series 2022A	5.00%	03/15/52 (a)	125,000	128,631
Refunding COP Series 2025A	5.00%	05/01/27	235,000	239,543
Refunding COP Series 2025A	5.00%	05/01/28	750,000	782,022
Refunding COP Series 2025A	5.00%	05/01/29	125,000	132,729
Refunding COP Series 2025A	5.00%	05/01/30	425,000	458,599
Refunding COP Series 2025A	5.00%	05/01/31	230,000	251,952
Refunding COP Series 2026A	5.00%	02/01/28	195,000	202,225
Refunding COP Series 2026A	5.00%	02/01/30	2,000,000	2,150,547
School District of Broward County
COP Series 2020A	5.00%	07/01/30	305,000	330,025
COP Series 2020A	5.00%	07/01/31 (a)	145,000	156,133
COP Series 2020A	5.00%	07/01/33 (a)	500,000	536,441
COP Series 2020A	5.00%	07/01/34 (a)	60,000	64,267
COP Series 2022B	5.00%	07/01/35 (a)	360,000	394,903
COP Series 2022B	5.00%	07/01/36 (a)	480,000	523,613
GO Bonds Series 2022	5.00%	07/01/51 (a)	165,000	170,954
Refunding COP Series 2019A	5.00%	07/01/28	110,000	114,937
Refunding COP Series 2025A	5.00%	07/01/27	5,000,000	5,125,809
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of Florida
GO Bonds Series 2018B	4.00%	07/01/43 (a)(b)	800,000	823,736
Refunding GO Bonds Series 2021A	5.00%	06/01/32	25,000	28,183
Refunding GO Bonds Series 2021B	5.00%	06/01/28	25,000	26,225
Refunding GO Bonds Series 2022B	5.00%	06/01/33	125,000	142,897
Refunding GO Bonds Series 2022C	5.00%	06/01/27	420,000	429,901
Refunding GO Bonds Series 2024A	5.00%	06/01/34	2,500,000	2,891,985
State of Florida Department of Transportation Turnpike System Revenue
RB Series 2021C	3.00%	07/01/51 (a)	500,000	376,212
RB Series 2022C	5.00%	07/01/47 (a)	3,955,000	4,159,498
RB Series 2024B	4.00%	07/01/51 (a)	1,000,000	951,220
RB Series 2025D	4.25%	07/01/55 (a)	750,000	731,295
Refunding RB Series 2022A	5.00%	07/01/27	85,000	87,147
State of Florida Lottery Revenue
Refunding RB Series 2016B	5.00%	07/01/26	110,000	110,000
Refunding RB Series 2017A	5.00%	07/01/27	165,000	169,201
Refunding RB Series 2017A	5.00%	07/01/28	125,000	131,258
Tampa Bay Water
RB Series 2022	5.00%	10/01/52 (a)	35,000	36,546
RB Series 2024A	5.00%	10/01/49 (a)	500,000	529,458
RB Series 2024A	5.25%	10/01/54 (a)	4,855,000	5,188,044
Refunding RB Series 2001A	6.00%	10/01/29 (c)	95,000	103,938
Tampa-Hillsborough County Expressway Authority
RB Series 2017	5.00%	07/01/47 (a)	580,000	584,603
Refunding RB Series 2017B	4.00%	07/01/42 (a)	900,000	900,599
Wildwood Utility Dependent District
RB Series 2021	5.00%	10/01/52 (a)(c)	115,000	117,165
				114,984,936
GEORGIA 1.9%
Atlanta Development Authority
Hotel Motel Tax RB Series 2015A-1	5.25%	07/01/44 (a)	50,000	50,049
Augusta Water & Sewer Revenue
Refunding RB Series 2012	3.50%	10/01/42 (a)(c)	300,000	280,913
City of Atlanta
GO Bonds Series 2022A-1	5.00%	12/01/42 (a)	325,000	357,201
City of Atlanta Airport Passenger Facility Charge
RB Series 2019C	5.00%	07/01/36 (a)	235,000	248,268
City of Atlanta Department of Aviation
RB Series 2022A	5.00%	07/01/47 (a)	500,000	523,959
RB Series 2023B-1	5.00%	07/01/48 (a)	255,000	267,772
RB Series 2024A-1	5.00%	07/01/49 (a)	355,000	373,873
RB Series 2024A-1	5.00%	07/01/54 (a)	1,280,000	1,334,708
Refunding RB Series 2020A	5.00%	07/01/27	160,000	164,042
Refunding RB Series 2020A	5.00%	07/01/28	290,000	304,346
Refunding RB Series 2020A	5.00%	07/01/30	25,000	27,259
City of Atlanta Water & Wastewater Revenue
RB Series 2004	5.75%	11/01/30 (c)	220,000	248,526
RB Series 2018B	3.50%	11/01/43 (a)	500,000	474,654
RB Series 2018B	5.00%	11/01/43 (a)(b)	90,000	92,915
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2024	5.00%	11/01/30 (c)	100,000	109,867
RB Series 2024	5.00%	11/01/31 (c)	145,000	161,897
RB Series 2024	5.00%	11/01/41 (a)(c)	40,000	44,550
Refunding RB Series 2026	5.00%	11/01/31	1,000,000	1,113,897
Refunding RB Series 2026	5.00%	11/01/34	500,000	577,188
Refunding RB Series 2026	5.00%	11/01/37 (a)	610,000	706,072
Refunding RB Series 2026	5.00%	11/01/38 (a)	1,600,000	1,840,990
City of Cartersville Water & Sewer Revenue
RB Series 2026	5.00%	06/01/56 (a)	400,000	422,235
Cobb-Marietta Coliseum & Exhibit Hall Authority
RB Series 2025	5.50%	10/01/50 (a)	250,000	274,103
County of DeKalb Water & Sewerage Revenue
RB Series 2025A	5.00%	10/01/55 (a)	1,025,000	1,074,275
Refunding RB Series 2006B	5.00%	10/01/35 (a)(c)	200,000	200,988
Refunding RB Series 2022	5.00%	10/01/38 (a)	250,000	274,936
Refunding RB Series 2022	5.00%	10/01/41 (a)	225,000	244,851
Refunding RB Series 2022	5.00%	10/01/52 (a)	100,000	103,640
County of Fulton Water & Sewerage Revenue
RB Series 2020A	3.00%	01/01/41 (a)	500,000	447,073
RB Series 2020A	2.25%	01/01/42 (a)	435,000	345,188
RB Series 2020A	2.25%	01/01/43 (a)	150,000	116,927
RB Series 2020A	2.38%	01/01/44 (a)	200,000	155,143
Refunding RB Series 2025	5.00%	01/01/31	150,000	165,338
Refunding RB Series 2025	5.00%	01/01/33	1,000,000	1,135,767
County of Paulding Water & Sewerage Revenue
Refunding RB Series 2016	3.00%	12/01/48 (a)	105,000	81,617
Development Authority for Fulton County
Georgia Tech Facilities, Inc. RB Series 2024	5.00%	06/15/56 (a)	100,000	103,958
Georgia Ports Authority
RB Series 2021	4.00%	07/01/46 (a)	10,000	9,958
RB Series 2021	2.63%	07/01/51 (a)	100,000	70,621
RB Series 2021	4.00%	07/01/51 (a)	100,000	96,458
RB Series 2022	4.00%	07/01/40 (a)	15,000	15,221
RB Series 2022	5.00%	07/01/41 (a)	100,000	108,453
RB Series 2022	4.00%	07/01/47 (a)	2,800,000	2,764,227
RB Series 2022	4.00%	07/01/52 (a)	625,000	598,865
RB Series 2022	5.25%	07/01/52 (a)	1,100,000	1,160,832
Georgia State Road & Tollway Authority
RB Series 2020	5.00%	06/01/30	125,000	136,086
RB Series 2020	5.00%	06/01/32 (a)	10,000	10,834
Gwinnett County School District
GO Bonds Series 2019	5.00%	02/01/38 (a)	3,310,000	3,471,103
GO Bonds Series 2021	4.00%	02/01/37 (a)	25,000	25,756
GO Bonds Series 2022B	5.00%	08/01/27	150,000	154,210
Refunding GO Bonds Series 2025	5.00%	02/01/30	8,000,000	8,681,894
Refunding GO Bonds Series 2025	5.00%	02/01/32	5,000,000	5,609,159
Jefferson Public Building Authority
City School District RB Series 2025	4.50%	02/01/55 (a)(c)	100,000	100,683
Macon Water Authority
RB Series 2024	5.00%	10/01/54 (a)	500,000	522,245
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Metropolitan Atlanta Rapid Transit Authority
RB Series 2016B	5.00%	07/01/33 (a)(b)	120,000	120,000
RB Series 2016B	5.00%	07/01/34 (a)(b)	25,000	25,000
RB Series 2024A	5.00%	07/01/34 (a)	205,000	234,934
RB Series 2024A	5.00%	07/01/37 (a)	200,000	225,497
RB Series 2025A	5.25%	07/01/50 (a)	500,000	541,198
RB Series 2025A	5.00%	07/01/55 (a)	1,000,000	1,053,543
Refunding RB Series 2017C	3.25%	07/01/37 (a)	100,000	95,659
Refunding RB Series 2017C	3.50%	07/01/38 (a)	260,000	254,831
Refunding RB Series 2017C	3.25%	07/01/39 (a)	1,280,000	1,197,197
Municipal Electric Authority of Georgia
RB Series 2019A	4.00%	01/01/44 (a)(c)	500,000	496,515
RB Series 2023A	5.25%	07/01/64 (a)	195,000	201,224
Refunding RB Series 2016A	5.00%	01/01/28 (a)	390,000	392,213
Refunding RB Series 2018HH	4.13%	01/01/49 (a)(c)	275,000	265,398
Refunding RB Series 2024A	5.25%	01/01/49 (a)	200,000	211,279
Refunding RB Series 2024A	5.25%	01/01/54 (a)(c)	2,500,000	2,637,543
JEA Electric System Revenue RB Series 2019A	5.00%	01/01/49 (a)	2,600,000	2,613,231
JEA Electric System Revenue RB Series 2022A	4.50%	07/01/63 (a)	500,000	485,532
JEA Electric System Revenue RB Series 2023A	5.00%	07/01/55 (a)(c)	250,000	258,213
JEA Electric System Revenue RB Series 2023A	5.00%	07/01/64 (a)(c)	750,000	774,134
PowerSouth Energy Cooperative RB Series 2019B	4.00%	01/01/49 (a)	500,000	457,544
PowerSouth Energy Cooperative RB Series 2019B	5.00%	01/01/59 (a)	1,040,000	1,042,254
Private Colleges & Universities Authority
Emory University RB Series 2023B	5.00%	09/01/33	5,000,000	5,684,156
Emory University Refunding RB Series 2016B	4.00%	10/01/38 (a)	10,000	9,971
Emory University Refunding RB Series 2019A	5.00%	09/01/29	275,000	295,024
Emory University Refunding RB Series 2020B	4.00%	09/01/39 (a)	115,000	115,656
Emory University Refunding RB Series 2020B	4.00%	09/01/41 (a)	350,000	350,136
Emory University Refunding RB Series 2022A	5.00%	09/01/29	350,000	375,485
Emory University Refunding RB Series 2022A	5.00%	09/01/32	530,000	595,399
Emory University Refunding RB Series 2025A	5.00%	09/01/29	655,000	702,693
Emory University Refunding RB Series 2025A	5.25%	09/01/39 (a)	1,000,000	1,152,461
Richmond County Board of Education
GO Bonds Series 2025	5.00%	10/01/28	355,000	374,821
GO Bonds Series 2025	5.00%	10/01/30	250,000	273,429
Rockdale County Public Facilities Authority
RB Series 2024	5.00%	01/01/49 (a)	40,000	42,171
RB Series 2024	5.00%	01/01/54 (a)	250,000	260,282
State of Georgia
GO Bonds Series 2016A	4.00%	02/01/31 (a)	25,000	25,023
GO Bonds Series 2016A	2.50%	02/01/33 (a)	600,000	575,205
GO Bonds Series 2017A-2	5.00%	02/01/31 (a)	200,000	202,822
GO Bonds Series 2017A-2	3.00%	02/01/34 (a)	100,000	99,164
GO Bonds Series 2017A-2	4.00%	02/01/36 (a)	55,000	55,282
GO Bonds Series 2017A-2	3.00%	02/01/37 (a)	340,000	332,336
GO Bonds Series 2018A	5.00%	07/01/27	35,000	35,951
GO Bonds Series 2018A	5.00%	07/01/28	220,000	231,765
GO Bonds Series 2018A	5.00%	07/01/30 (a)	170,000	178,456
GO Bonds Series 2018A	5.00%	07/01/31 (a)	170,000	178,340
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2019A	5.00%	07/01/27	65,000	66,766
GO Bonds Series 2019A	5.00%	07/01/28	185,000	194,894
GO Bonds Series 2019A	5.00%	07/01/30 (a)	235,000	251,832
GO Bonds Series 2019A	5.00%	07/01/32 (a)	100,000	106,987
GO Bonds Series 2020A	5.00%	08/01/27	100,000	102,937
GO Bonds Series 2020A	5.00%	08/01/28	65,000	68,497
GO Bonds Series 2020A	5.00%	08/01/29	3,000,000	3,225,305
GO Bonds Series 2020A	5.00%	08/01/32 (a)	425,000	462,530
GO Bonds Series 2020A	3.00%	08/01/36 (a)	35,000	34,384
GO Bonds Series 2020A	3.00%	08/01/37 (a)	2,000,000	1,948,420
GO Bonds Series 2022A	5.00%	07/01/36 (a)	285,000	316,625
GO Bonds Series 2023A	5.00%	07/01/28	245,000	258,102
Refunding GO Bonds Series 2016E	5.00%	12/01/26	230,000	232,449
Refunding GO Bonds Series 2021A	5.00%	07/01/27	4,000,000	4,108,664
Refunding GO Bonds Series 2021A	5.00%	07/01/29	155,000	166,358
Refunding GO Bonds Series 2021A	5.00%	07/01/32 (a)	125,000	138,453
Refunding GO Bonds Series 2021A	4.00%	07/01/34 (a)	105,000	110,111
Refunding GO Bonds Series 2021A	4.00%	07/01/38 (a)	205,000	211,405
Refunding GO Bonds Series 2022C	4.00%	07/01/28	80,000	82,722
Refunding GO Bonds Series 2022C	4.00%	07/01/29	115,000	119,883
Refunding GO Bonds Series 2022C	5.00%	07/01/32	400,000	452,413
Refunding GO Bonds Series 2023C	4.00%	01/01/28	290,000	297,471
Valdosta & Lowndes County Hospital Authority
South Georgia Medical Center Obligated Group RB Series 2024	5.00%	10/01/54 (a)	120,000	124,412
				76,796,177
HAWAII 0.3%
City & County Honolulu Wastewater System Revenue
RB Series 2018A	4.00%	07/01/42 (a)	1,000,000	997,069
RB Series 2022A	5.00%	07/01/47 (a)	240,000	252,148
RB Series 2024A	5.25%	07/01/54 (a)	2,150,000	2,285,321
Refunding RB Series 2024A	5.00%	07/01/39 (a)	1,000,000	1,119,683
Refunding RB Series 2025A	5.00%	07/01/33	500,000	570,486
Refunding RB Series 2025A	5.00%	07/01/38 (a)	415,000	472,780
City & County of Honolulu
GO Bonds Series 2019A	5.00%	09/01/26	90,000	90,356
GO Bonds Series 2019A	5.00%	09/01/27	200,000	206,128
GO Bonds Series 2019A	5.00%	09/01/28	605,000	638,319
GO Bonds Series 2019A	5.00%	09/01/29 (a)	50,000	52,594
GO Bonds Series 2021E	5.00%	03/01/27	225,000	228,820
GO Bonds Series 2021E	5.00%	03/01/28	205,000	213,904
GO Bonds Series 2021E	5.00%	03/01/29	470,000	500,349
GO Bonds Series 2021E	5.00%	03/01/30	250,000	271,197
GO Bonds Series 2021E	5.00%	03/01/31	50,000	55,195
Refunding GO Bonds Series 2020B	5.00%	03/01/27	285,000	289,839
Refunding GO Bonds Series 2020B	5.00%	03/01/28	155,000	161,732
Refunding GO Bonds Series 2020B	5.00%	03/01/29	110,000	117,103
State of Hawaii
GO Bonds Series 2016FB	3.00%	04/01/36 (a)	255,000	246,211
GO Bonds Series 2017FK	5.00%	05/01/27	50,000	51,063
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2017FK	5.00%	05/01/28 (a)	100,000	102,072
GO Bonds Series 2017FK	4.00%	05/01/31 (a)	500,000	505,015
GO Bonds Series 2017FK	4.00%	05/01/32 (a)	25,000	25,224
GO Bonds Series 2017FK	5.00%	05/01/34 (a)	150,000	152,535
GO Bonds Series 2018FT	5.00%	01/01/27	270,000	273,327
GO Bonds Series 2018FT	5.00%	01/01/28	35,000	36,352
GO Bonds Series 2018FT	5.00%	01/01/29 (a)	180,000	186,771
GO Bonds Series 2018FT	5.00%	01/01/31 (a)	1,115,000	1,154,055
GO Bonds Series 2018FT	5.00%	01/01/33 (a)	390,000	402,733
GO Bonds Series 2018FT	5.00%	01/01/36 (a)	95,000	97,803
GO Bonds Series 2018FT	5.00%	01/01/38 (a)	100,000	102,682
GO Bonds Series 2019FW	5.00%	01/01/32 (a)	55,000	58,178
Refunding GO Bonds Series 2016FE	5.00%	10/01/28 (a)	200,000	201,289
Refunding GO Bonds Series 2016FH	5.00%	10/01/26	160,000	160,948
Refunding GO Bonds Series 2016FH	5.00%	10/01/28 (a)	370,000	372,384
Refunding GO Bonds Series 2016FH	4.00%	10/01/31 (a)	50,000	50,123
State of Hawaii Airports System Revenue
Refunding RB Series 2020D	5.00%	07/01/33 (a)	230,000	248,835
Refunding RB Series 2020D	5.00%	07/01/34 (a)	115,000	124,078
				13,074,701
IDAHO 0.2%
Idaho Housing & Finance Association
Refunding RB Series 2021A	5.00%	07/15/29	40,000	42,687
Refunding RB Series 2021A	4.00%	07/15/38 (a)	100,000	101,181
Refunding RB Series 2021A	4.00%	07/15/39 (a)	355,000	357,750
Sales Tax Revenue RB Series 2022A	5.00%	08/15/47 (a)	150,000	157,634
Sales Tax Revenue RB Series 2023A	5.25%	08/15/48 (a)	250,000	267,861
Sales Tax Revenue RB Series 2024A	5.00%	08/15/48 (a)	1,225,000	1,296,719
Idaho State Building Authority
Sales Tax Revenue RB Series 2024A	5.00%	06/01/27	600,000	614,199
Sales Tax Revenue RB Series 2024A	5.00%	06/01/28	130,000	136,394
Sales Tax Revenue RB Series 2024A	5.00%	06/01/29	160,000	171,349
Sales Tax Revenue RB Series 2024A	5.00%	06/01/30	750,000	818,273
Sales Tax Revenue RB Series 2024A	5.00%	06/01/32	275,000	309,207
Sales Tax Revenue RB Series 2024A	5.00%	06/01/33	975,000	1,109,325
Sales Tax Revenue RB Series 2025A	5.00%	06/01/28	80,000	83,935
Sales Tax Revenue RB Series 2025A	5.00%	06/01/30	115,000	125,468
Sales Tax Revenue RB Series 2025A	5.00%	06/01/31	160,000	177,491
Sales Tax Revenue RB Series 2025A	5.00%	06/01/32	270,000	303,585
Sales Tax Revenue RB Series 2025A	5.00%	06/01/34	275,000	316,221
				6,389,279
ILLINOIS 5.3%
Board of Trustees of the University of Illinois
Auxiliary Facilities System Refunding RB Series 2018A	4.13%	04/01/48 (a)(c)	100,000	92,522
Chicago Board of Education Dedicated Capital Improvement Tax
RB Series 2017	6.10%	04/01/36 (a)	230,000	233,072
RB Series 2017	6.00%	04/01/46 (a)	2,100,000	2,125,249
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2023	5.00%	04/01/45 (a)	200,000	201,293
RB Series 2023	5.75%	04/01/48 (a)	1,000,000	1,052,446
Chicago Midway International Airport
Refunding RB Series 2023B	5.00%	01/01/35 (a)(c)	515,000	572,424
Refunding RB Series 2025B	5.00%	01/01/50 (a)	1,000,000	1,039,113
Refunding RB Series 2025B	5.00%	01/01/55 (a)	1,020,000	1,051,835
Chicago O’Hare International Airport
RB Series 2017D	5.00%	01/01/52 (a)	2,000,000	2,005,108
RB Series 2017F	4.25%	01/01/47 (a)(c)	125,000	122,962
RB Series 2018B	5.00%	01/01/37 (a)	10,000	10,445
RB Series 2018B	5.00%	01/01/38 (a)	100,000	104,243
RB Series 2018B	5.00%	01/01/39 (a)	120,000	124,881
RB Series 2018B	4.00%	01/01/44 (a)	1,250,000	1,227,446
RB Series 2018B	5.00%	01/01/48 (a)	2,525,000	2,573,209
RB Series 2018B	4.00%	01/01/53 (a)(c)	100,000	90,298
RB Series 2018B	5.00%	01/01/53 (a)	215,000	217,414
RB Series 2022B	4.50%	01/01/56 (a)	35,000	34,135
RB Series 2022B	5.25%	01/01/56 (a)	250,000	257,819
RB Series 2024B	5.00%	01/01/48 (a)	200,000	208,795
RB Series 2024B	5.25%	01/01/53 (a)	710,000	744,504
RB Series 2024B	5.50%	01/01/59 (a)	350,000	371,501
RB Series 2026A	5.25%	01/01/61 (a)	1,250,000	1,307,929
Refunding RB Series 2020A	5.00%	01/01/34 (a)	155,000	165,184
Refunding RB Series 2020A	4.00%	01/01/35 (a)	500,000	507,951
Refunding RB Series 2020A	5.00%	01/01/35 (a)	510,000	541,677
Refunding RB Series 2020A	4.00%	01/01/36 (a)	255,000	257,958
Refunding RB Series 2020A	4.00%	01/01/37 (a)	25,000	25,183
Refunding RB Series 2020A	4.00%	01/01/37 (a)(c)	600,000	610,490
Refunding RB Series 2022D	5.00%	01/01/29	120,000	127,029
Refunding RB Series 2024D	5.00%	01/01/28	500,000	517,812
Refunding RB Series 2024D	5.00%	01/01/29	975,000	1,032,111
Refunding RB Series 2024D	5.00%	01/01/30	215,000	231,379
Refunding RB Series 2024D	5.00%	01/01/31	465,000	508,614
Refunding RB Series 2024D	5.00%	01/01/33	660,000	741,656
Refunding RB Series 2024D	5.00%	01/01/34	90,000	102,085
Refunding RB Series 2025C	5.00%	01/01/33	100,000	112,372
Refunding RB Series 2025D	5.00%	01/01/33	260,000	292,168
Refunding RB Series 2025D	5.00%	01/01/38 (a)	3,000,000	3,394,731
Chicago Transit Authority Capital Grant Receipts Revenue
Refunding RB Series 2021	5.00%	06/01/28	80,000	83,292
Chicago Transit Authority Sales Tax Receipts Fund
RB Series 2017	5.00%	12/01/51 (a)	750,000	751,500
RB Series 2026A	5.00%	12/01/41 (a)	170,000	186,911
RB Series 2026A	5.25%	12/01/51 (a)	1,000,000	1,054,940
Refunding RB Series 2020A	5.00%	12/01/45 (a)	585,000	601,732
Refunding RB Series 2020A	4.00%	12/01/55 (a)	35,000	30,771
Refunding RB Series 2020A	5.00%	12/01/55 (a)	85,000	85,863
Refunding RB Series 2022A	5.00%	12/01/46 (a)(c)	75,000	78,040
Refunding RB Series 2022A	4.00%	12/01/49 (a)	1,000,000	910,536
Refunding RB Series 2022A	5.00%	12/01/52 (a)	25,000	25,554
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2022A	5.00%	12/01/57 (a)	1,000,000	1,016,315
Refunding RB Series 2024A	5.00%	12/01/41 (a)	525,000	573,126
Refunding RB Series 2024A	5.00%	12/01/43 (a)	755,000	818,499
Refunding RB Series 2024A	5.00%	12/01/44 (a)	210,000	226,591
Refunding RB Series 2024A	5.00%	12/01/49 (a)	5,270,000	5,481,259
City of Chicago
GO Bonds Series 1999	4.27%	01/01/34 (c)(d)	210,000	156,744
GO Bonds Series 1999	4.39%	01/01/38 (c)(d)	155,000	94,921
GO Bonds Series 2019A	5.50%	01/01/35 (a)	200,000	206,071
GO Bonds Series 2019A	5.00%	01/01/40 (a)	620,000	623,104
GO Bonds Series 2019A	5.00%	01/01/44 (a)	335,000	335,033
GO Bonds Series 2019A	5.50%	01/01/49 (a)	830,000	834,627
GO Bonds Series 2023A	5.00%	01/01/34 (a)	275,000	285,113
GO Bonds Series 2023A	4.00%	01/01/35 (a)	95,000	92,341
GO Bonds Series 2023A	5.00%	01/01/35 (a)	50,000	51,653
GO Bonds Series 2023A	5.25%	01/01/38 (a)	1,035,000	1,068,636
GO Bonds Series 2024A	5.00%	01/01/44 (a)	925,000	925,215
GO Bonds Series 2024A	5.00%	01/01/45 (a)	2,085,000	2,056,416
GO Bonds Series 2025A	6.00%	01/01/50 (a)	1,000,000	1,054,141
GO Bonds Series 2025B	5.00%	01/01/33	275,000	287,831
GO Bonds Series 2025B	5.50%	01/01/41 (a)	1,500,000	1,580,437
Refunding GO Bonds Series 2017A	6.00%	01/01/38 (a)	410,000	412,997
Refunding GO Bonds Series 2020A	5.00%	01/01/29	180,000	185,057
Refunding GO Bonds Series 2020A	5.00%	01/01/30	100,000	103,486
Refunding GO Bonds Series 2021A	5.00%	01/01/33 (a)	25,000	25,830
Refunding GO Bonds Series 2021A	4.00%	01/01/35 (a)	195,000	189,543
Refunding GO Bonds Series 2021A	4.00%	01/01/36 (a)	25,000	24,054
Refunding GO Bonds Series 2024B	5.00%	01/01/33 (a)	640,000	669,861
Refunding GO Bonds Series 2024B	5.00%	01/01/34	500,000	524,090
City of Chicago Wastewater Transmission Revenue
RB Series 2017A	5.00%	01/01/47 (a)	1,000,000	1,003,321
RB Series 2017A	4.00%	01/01/52 (a)(c)	2,000,000	1,767,112
RB Series 2023A	5.25%	01/01/48 (a)(c)	200,000	209,904
RB Series 2023A	5.25%	01/01/53 (a)(c)	50,000	52,143
RB Series 2023A	5.25%	01/01/58 (a)(c)	175,000	182,008
City of Chicago Waterworks Revenue
RB Series 1999	5.00%	11/01/30 (a)	195,000	196,463
RB Series 2026A	5.00%	11/01/51 (a)	1,000,000	1,035,903
RB Series 2026A	5.25%	11/01/61 (a)	500,000	525,376
RB Series 2026A	5.00%	11/01/64 (a)	1,000,000	1,022,019
Refunding RB Series 2004	5.00%	11/01/26	175,000	176,196
Refunding RB Series 2023B	5.00%	11/01/32 (a)	720,000	797,300
Refunding RB Series 2023B	5.00%	11/01/35 (a)	105,000	114,574
Refunding RB Series 2023B	5.00%	11/01/36 (a)(c)	275,000	298,102
Refunding RB Series 2023B	4.00%	11/01/40 (a)(c)	250,000	250,864
City of Springfield Electric Revenue
Refunding RB Series 2024	5.00%	03/01/39 (a)(c)	500,000	544,299
County of Cook
Refunding GO Bonds Series 2016A	5.00%	11/15/26 (c)	250,000	252,204
Refunding GO Bonds Series 2016A	5.00%	11/15/26	70,000	70,591
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2021A	5.00%	11/15/28	1,100,000	1,157,864
Refunding GO Bonds Series 2021A	5.00%	11/15/32 (a)	75,000	80,906
Refunding GO Bonds Series 2021B	4.00%	11/15/26	250,000	251,192
County of Cook Sales Tax Revenue
Refunding RB Series 2021A	4.00%	11/15/40 (a)	250,000	246,272
Refunding RB Series 2021A	4.00%	11/15/41 (a)	225,000	220,927
Refunding RB Series 2022A	5.25%	11/15/45 (a)	50,000	53,101
Refunding RB Series 2024	5.00%	11/15/42 (a)	250,000	266,715
Illinois Finance Authority
DePaul University Refunding RB Series 2016A	4.00%	10/01/40 (a)	50,000	49,143
Edward-Elmhurst Healthcare Obligated Group RB Series 2018A	4.25%	01/01/44 (a)(b)	400,000	409,862
University of Chicago RB Series 2023A	5.25%	05/15/48 (a)	125,000	131,789
University of Chicago RB Series 2023A	5.25%	05/15/54 (a)	440,000	459,563
University of Chicago Refunding RB Series 2024A	5.00%	04/01/31	25,000	27,389
University of Chicago Refunding RB Series 2024A	5.00%	04/01/32 (a)	185,000	205,439
University of Chicago Refunding RB Series 2024A	5.00%	04/01/34	165,000	187,209
University of Chicago Refunding RB Series 2024B	5.00%	04/01/32	255,000	283,173
University of Chicago Refunding RB Series 2024B	5.00%	04/01/33	25,000	28,092
University of Chicago Refunding RB Series 2024B	5.00%	04/01/34 (a)	4,500,000	5,105,711
University of Chicago Refunding RB Series 2024B	5.25%	04/01/39 (a)	100,000	112,133
Water Revolving Fund - Clean Water Program RB Series 2020	5.00%	07/01/36 (a)	200,000	215,259
Water Revolving Fund - Clean Water Program RB Series 2020	4.00%	07/01/37 (a)	225,000	228,118
Water Revolving Fund - Clean Water Program RB Series 2020	4.00%	07/01/39 (a)	15,000	15,113
Water Revolving Fund - Clean Water Program RB Series 2025A	5.00%	07/01/40 (a)	1,975,000	2,216,008
Water Revolving Fund - Clean Water Program RB Series 2025A	5.00%	07/01/43 (a)	250,000	277,008
Illinois Municipal Electric Agency
Refunding RB Series 2025A	5.00%	02/01/29	220,000	232,632
Refunding RB Series 2025A	5.00%	02/01/31	300,000	328,142
Illinois State Toll Highway Authority
RB Series 2014C	5.00%	01/01/36 (a)	50,000	50,072
RB Series 2015A	5.00%	01/01/36 (a)	125,000	125,180
RB Series 2015A	5.00%	01/01/40 (a)	225,000	225,265
RB Series 2015B	5.00%	01/01/40 (a)	545,000	545,642
RB Series 2016B	5.00%	01/01/41 (a)	1,155,000	1,156,161
RB Series 2017A	5.00%	01/01/42 (a)	755,000	770,996
RB Series 2019A	4.00%	01/01/44 (a)	300,000	295,700
RB Series 2019A	5.00%	01/01/44 (a)	2,100,000	2,178,009
RB Series 2020A	5.00%	01/01/45 (a)	710,000	745,222
RB Series 2021A	5.00%	01/01/41 (a)	500,000	537,446
RB Series 2021A	4.00%	01/01/42 (a)	710,000	704,553
RB Series 2021A	5.00%	01/01/43 (a)	130,000	138,907
RB Series 2021A	4.00%	01/01/46 (a)	515,000	496,524
RB Series 2021A	5.00%	01/01/46 (a)	1,330,000	1,400,912
RB Series 2023A	5.00%	01/01/42 (a)	1,805,000	1,967,450
RB Series 2023A	5.25%	01/01/43 (a)	870,000	961,238
RB Series 2023A	5.00%	01/01/44 (a)	420,000	453,649
RB Series 2025A	5.00%	01/01/47 (a)	320,000	341,463
Refunding RB Series 2016A	5.00%	12/01/31 (a)	115,000	115,200
Refunding RB Series 2016A	5.00%	12/01/32 (a)	130,000	130,218
Refunding RB Series 2019A	5.00%	01/01/28	125,000	129,715
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2019A	5.00%	01/01/29	100,000	105,858
Refunding RB Series 2019A	5.00%	01/01/30 (a)	400,000	422,752
Refunding RB Series 2019B	5.00%	01/01/27	2,130,000	2,155,612
Refunding RB Series 2019B	5.00%	01/01/30	200,000	215,722
Refunding RB Series 2019B	5.00%	01/01/31 (a)	235,000	252,987
Refunding RB Series 2019C	5.00%	01/01/27	75,000	75,902
Refunding RB Series 2019C	5.00%	01/01/28	1,080,000	1,120,741
Refunding RB Series 2019C	5.00%	01/01/29	195,000	206,422
Refunding RB Series 2019C	5.00%	01/01/30	1,370,000	1,477,699
Refunding RB Series 2019C	5.00%	01/01/31 (a)	500,000	538,269
Refunding RB Series 2024A	5.00%	01/01/32	1,025,000	1,141,801
Refunding RB Series 2024A	5.00%	01/01/33	100,000	112,877
Refunding RB Series 2024A	5.00%	01/01/34	410,000	468,011
Refunding RB Series 2024A	5.00%	01/01/35 (a)	180,000	205,530
Refunding RB Series 2024A	5.00%	01/01/36 (a)	470,000	533,234
Refunding RB Series 2024A	5.00%	01/01/37 (a)	2,155,000	2,430,885
Refunding RB Series 2024A	5.00%	01/01/38 (a)	1,050,000	1,178,537
Refunding RB Series 2024A	5.00%	01/01/39 (a)	1,320,000	1,476,002
Metropolitan Pier & Exposition Authority
State of Illinois McCormick Place Expansion Project Fund RB Series 2002A	3.53%	12/15/30 (c)(d)	75,000	64,862
State of Illinois McCormick Place Expansion Project Fund RB Series 2002A	3.43%	06/15/31 (c)(d)	35,000	29,704
State of Illinois McCormick Place Expansion Project Fund RB Series 2002A	3.41%	12/15/31 (c)(d)	480,000	399,993
State of Illinois McCormick Place Expansion Project Fund RB Series 2002A	3.76%	06/15/32 (c)(d)	70,000	57,257
State of Illinois McCormick Place Expansion Project Fund RB Series 2002A	4.62%	12/15/32 (c)(d)	250,000	200,654
State of Illinois McCormick Place Expansion Project Fund RB Series 2002A	3.69%	06/15/33 (c)(d)	260,000	204,279
State of Illinois McCormick Place Expansion Project Fund RB Series 2002A	4.30%	06/15/34 (c)(d)	655,000	493,803
State of Illinois McCormick Place Expansion Project Fund RB Series 2002A	4.27%	06/15/35 (c)(d)	340,000	245,762
State of Illinois McCormick Place Expansion Project Fund RB Series 2002A	3.71%	12/15/35 (c)(d)	2,480,000	1,753,436
State of Illinois McCormick Place Expansion Project Fund RB Series 2002A	4.30%	06/15/37 (c)(d)	60,000	39,557
State of Illinois McCormick Place Expansion Project Fund RB Series 2002A	4.11%	06/15/38 (c)(d)	460,000	289,409
State of Illinois McCormick Place Expansion Project Fund RB Series 2002A	4.08%	12/15/38 (c)(d)	215,000	132,106
State of Illinois McCormick Place Expansion Project Fund RB Series 2002A	4.24%	06/15/39 (c)(d)	100,000	59,988
State of Illinois McCormick Place Expansion Project Fund RB Series 2002A	4.43%	12/15/39 (c)(d)	200,000	117,113
State of Illinois McCormick Place Expansion Project Fund RB Series 2002A	4.11%	06/15/40 (c)(d)	185,000	105,708
State of Illinois McCormick Place Expansion Project Fund RB Series 2002A	4.47%	06/15/41 (c)(d)	175,000	94,550
State of Illinois McCormick Place Expansion Project Fund RB Series 2012B	4.33%	12/15/41 (d)	75,000	39,159
State of Illinois McCormick Place Expansion Project Fund RB Series 2012B	4.70%	12/15/51 (d)	525,000	154,980
State of Illinois McCormick Place Expansion Project Fund RB Series 2015A	4.45%	12/15/52 (c)(d)	50,000	14,524
State of Illinois McCormick Place Expansion Project Fund RB Series 2015A	5.00%	06/15/53 (a)	500,000	500,011
State of Illinois McCormick Place Expansion Project Fund RB Series 2017A	4.82%	12/15/56 (c)(d)	2,000,000	470,990
State of Illinois McCormick Place Expansion Project Fund RB Series 2017A	5.00%	06/15/57 (a)	830,000	832,346
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 1994A	3.60%	06/15/28 (c)(d)	225,000	211,987
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2010	2.86%	06/15/27 (c)(d)	1,000,000	973,137
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2010	4.63%	06/15/43 (d)	400,000	199,176
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2010	4.53%	06/15/44 (c)(d)	1,215,000	571,397
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2010	4.61%	06/15/45 (c)(d)	2,600,000	1,151,237
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2010	4.68%	06/15/46 (c)(d)	1,640,000	681,257
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2010	4.86%	06/15/47 (c)(d)	735,000	287,412
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2017B	4.80%	12/15/54 (c)(d)	1,000,000	261,379
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2017B	5.06%	12/15/54 (d)	2,100,000	526,492
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2017B	5.51%	12/15/56 (c)(d)	375,000	88,311
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2020A	4.00%	06/15/50 (a)	2,120,000	1,890,917
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2020A	5.00%	06/15/50 (a)	1,870,000	1,887,609
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2020B	5.00%	06/15/42 (a)	500,000	518,518
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2022A	3.81%	06/15/38 (a)(d)	4,000,000	2,501,893
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2022A	4.00%	12/15/47 (a)	2,045,000	1,869,258
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2022A	4.00%	06/15/52 (a)	55,000	48,536
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2024B	4.00%	12/15/26	200,000	200,806
Metropolitan Water Reclamation District of Greater Chicago
GO Bonds Series 2016C	5.00%	12/01/45 (a)	100,000	100,449
GO Bonds Series 2024A	5.00%	12/01/39 (a)	585,000	650,529
GO Bonds Series 2024A	5.00%	12/01/41 (a)	1,500,000	1,656,897
GO Bonds Series 2024A	5.00%	12/01/43 (a)	500,000	547,705
Refunding GO Bonds Series 2007C	5.25%	12/01/32	160,000	182,747
Refunding GO Bonds Series 2016A	5.00%	12/01/27 (a)	130,000	131,273
Refunding GO Bonds Series 2016A	5.00%	12/01/28 (a)	15,000	15,147
Refunding GO Bonds Series 2016A	5.00%	12/01/29 (a)	115,000	116,095
Refunding GO Bonds Series 2016A	5.00%	12/01/30 (a)	95,000	95,885
Refunding GO Bonds Series 2021C	5.00%	12/01/30	40,000	43,852
Refunding GO Bonds Series 2021C	5.00%	12/01/31	255,000	283,852
Northern Illinois Municipal Power Agency
Refunding RB Series 2016A	4.00%	12/01/41 (a)	300,000	299,219
Regional Transportation Authority
RB Series 2004A	5.75%	06/01/34 (c)	500,000	568,758
Sales Tax Securitization Corp.
Refunding RB Series 2018C	5.50%	01/01/31 (a)	35,000	37,102
Refunding RB Series 2018C	5.00%	01/01/43 (a)	150,000	153,733
Refunding RB Series 2018C	5.25%	01/01/43 (a)	125,000	128,848
Refunding RB Series 2020A	5.00%	01/01/27	210,000	212,274
Refunding RB Series 2020A	5.00%	01/01/28	60,000	62,048
Refunding RB Series 2020A	5.00%	01/01/29	465,000	490,503
Refunding RB Series 2020A	5.00%	01/01/30	150,000	160,753
Refunding RB Series 2020A	5.00%	01/01/36 (a)	35,000	36,770
Refunding RB Series 2020A	5.00%	01/01/37 (a)	260,000	273,748
Refunding RB Series 2020A	4.00%	01/01/38 (a)	215,000	215,209
Refunding RB Series 2021A	5.00%	01/01/27	535,000	540,792
Refunding RB Series 2021A	5.00%	01/01/31	965,000	1,044,041
Refunding RB Series 2021A	5.00%	01/01/32	125,000	136,574
Refunding RB Series 2021A	5.00%	01/01/33	30,000	33,206
Refunding RB Series 2023A	5.00%	01/01/33	600,000	664,116
Refunding RB Series 2023A	5.00%	01/01/34 (a)	650,000	716,640
Refunding RB Series 2023A	5.00%	01/01/44 (a)	40,000	41,234
Refunding RB Series 2023C	5.00%	01/01/34 (a)	380,000	418,959
Refunding RB Series 2023C	5.00%	01/01/35 (a)	50,000	54,896
Refunding RB Series 2024A	5.00%	01/01/35	320,000	359,704
Refunding RB Series 2024A	5.00%	01/01/35	460,000	517,074
Refunding RB Series 2024A	5.00%	01/01/36 (a)	310,000	346,495
Refunding RB Series 2024A	5.00%	01/01/37 (a)	185,000	205,462
Refunding RB Series 2025A	5.00%	01/01/42 (a)	750,000	815,910
Refunding RB Series 2025A	5.00%	01/01/46 (a)	4,020,000	4,243,625
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of Illinois
GO Bonds Series 2017A	5.00%	12/01/32 (a)	135,000	138,694
GO Bonds Series 2017A	4.50%	12/01/41 (a)	1,260,000	1,262,037
GO Bonds Series 2017C	5.00%	11/01/29 (a)	2,120,000	2,183,892
GO Bonds Series 2017D	3.25%	11/01/26	200,000	200,277
GO Bonds Series 2017D	5.00%	11/01/26	1,535,000	1,546,519
GO Bonds Series 2017D	5.00%	11/01/27	1,770,000	1,822,445
GO Bonds Series 2017D	5.00%	11/01/28 (a)	1,095,000	1,128,014
GO Bonds Series 2019A	5.00%	11/01/27	125,000	128,704
GO Bonds Series 2019B	5.00%	11/01/31 (a)	50,000	52,990
GO Bonds Series 2019B	4.00%	11/01/37 (a)	1,000,000	997,424
GO Bonds Series 2019B	4.00%	11/01/38 (a)	100,000	99,116
GO Bonds Series 2020	5.50%	05/01/30	95,000	100,294
GO Bonds Series 2020	5.50%	05/01/39 (a)	705,000	749,030
GO Bonds Series 2020	5.75%	05/01/45 (a)	250,000	264,289
GO Bonds Series 2020B	5.00%	10/01/28	155,000	162,477
GO Bonds Series 2020B	5.00%	10/01/30	50,000	54,013
GO Bonds Series 2020B	5.00%	10/01/31 (a)	225,000	242,008
GO Bonds Series 2020B	4.00%	10/01/33 (a)	250,000	253,114
GO Bonds Series 2020C	4.00%	10/01/37 (a)	100,000	99,801
GO Bonds Series 2020C	4.00%	10/01/41 (a)	100,000	96,715
GO Bonds Series 2020C	4.25%	10/01/45 (a)	775,000	744,928
GO Bonds Series 2021A	5.00%	03/01/27	255,000	258,830
GO Bonds Series 2021A	5.00%	03/01/29	1,500,000	1,583,603
GO Bonds Series 2021A	5.00%	03/01/36 (a)	100,000	106,315
GO Bonds Series 2021A	5.00%	03/01/37 (a)	745,000	788,781
GO Bonds Series 2021A	4.00%	03/01/38 (a)	370,000	368,149
GO Bonds Series 2021A	4.00%	03/01/39 (a)	10,000	9,869
GO Bonds Series 2021A	4.00%	03/01/40 (a)	1,065,000	1,043,175
GO Bonds Series 2021A	4.00%	03/01/41 (a)	250,000	242,022
GO Bonds Series 2021A	5.00%	03/01/46 (a)	150,000	153,537
GO Bonds Series 2021B	5.00%	03/01/27	25,000	25,375
GO Bonds Series 2022A	5.00%	03/01/27	300,000	304,506
GO Bonds Series 2022A	5.00%	03/01/28	55,000	57,016
GO Bonds Series 2022A	5.00%	03/01/30	625,000	670,012
GO Bonds Series 2022A	5.00%	03/01/31	155,000	168,247
GO Bonds Series 2022A	5.00%	03/01/34 (a)	50,000	54,285
GO Bonds Series 2022A	5.25%	03/01/37 (a)	100,000	108,337
GO Bonds Series 2022A	5.25%	03/01/38 (a)	150,000	161,829
GO Bonds Series 2022A	5.50%	03/01/42 (a)	175,000	188,839
GO Bonds Series 2022A	5.50%	03/01/47 (a)	150,000	157,912
GO Bonds Series 2022B	5.25%	10/01/36 (a)	500,000	546,742
GO Bonds Series 2022C	5.50%	10/01/40 (a)	500,000	545,493
GO Bonds Series 2022C	5.50%	10/01/41 (a)	25,000	27,190
GO Bonds Series 2022C	5.25%	10/01/46 (a)	235,000	244,731
GO Bonds Series 2023B	5.00%	05/01/28	255,000	265,231
GO Bonds Series 2023B	5.00%	05/01/29	390,000	412,856
GO Bonds Series 2023B	5.00%	12/01/29	115,000	122,841
GO Bonds Series 2023B	5.00%	05/01/30	45,000	48,353
GO Bonds Series 2023B	5.00%	05/01/31	110,000	119,616
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2023B	5.00%	05/01/32	60,000	65,863
GO Bonds Series 2023B	5.00%	05/01/34 (a)	695,000	755,578
GO Bonds Series 2023B	5.00%	05/01/35 (a)	245,000	265,053
GO Bonds Series 2023B	5.00%	05/01/36 (a)	530,000	570,559
GO Bonds Series 2023B	5.00%	12/01/36 (a)	150,000	163,622
GO Bonds Series 2023B	5.00%	05/01/37 (a)	595,000	637,296
GO Bonds Series 2023B	5.25%	05/01/38 (a)	1,000,000	1,079,701
GO Bonds Series 2023B	5.00%	12/01/38 (a)	185,000	199,759
GO Bonds Series 2023B	5.25%	05/01/41 (a)	100,000	106,707
GO Bonds Series 2023B	5.50%	05/01/47 (a)	500,000	526,591
GO Bonds Series 2023C	5.00%	12/01/40 (a)	2,000,000	2,138,808
GO Bonds Series 2023C	5.00%	12/01/44 (a)	425,000	443,670
GO Bonds Series 2023C	5.00%	12/01/45 (a)	1,500,000	1,555,403
GO Bonds Series 2024B	5.00%	05/01/28	1,425,000	1,482,171
GO Bonds Series 2024B	5.00%	05/01/30	290,000	311,606
GO Bonds Series 2024B	5.00%	05/01/31	10,000	10,874
GO Bonds Series 2024B	5.00%	05/01/33	325,000	359,567
GO Bonds Series 2024B	5.00%	05/01/35 (a)	580,000	641,700
GO Bonds Series 2024B	5.00%	05/01/37 (a)	125,000	136,529
GO Bonds Series 2024B	5.00%	05/01/38 (a)	350,000	380,268
GO Bonds Series 2024B	5.00%	05/01/40 (a)	85,000	91,485
GO Bonds Series 2024B	5.00%	05/01/41 (a)	1,235,000	1,321,380
GO Bonds Series 2024B	5.25%	05/01/43 (a)	40,000	43,007
GO Bonds Series 2024B	5.25%	05/01/44 (a)	80,000	85,383
GO Bonds Series 2024B	4.25%	05/01/46 (a)	1,000,000	953,552
GO Bonds Series 2024B	5.25%	05/01/48 (a)	1,250,000	1,300,767
GO Bonds Series 2024C	4.00%	10/01/48 (a)	1,605,000	1,461,196
GO Bonds Series 2025B	5.25%	09/01/29	115,000	123,279
GO Bonds Series 2025C	5.25%	09/01/31	1,665,000	1,837,298
GO Bonds Series 2025C	5.25%	09/01/32	415,000	462,826
GO Bonds Series 2025D	5.00%	09/01/37 (a)	1,250,000	1,366,350
GO Bonds Series 2025F	5.25%	09/01/46 (a)	1,000,000	1,052,047
GO Bonds Series 2025F	5.25%	09/01/47 (a)	2,000,000	2,088,928
GO Bonds Series 2026B	5.00%	04/01/31	2,000,000	2,172,890
GO Bonds Series 2026C	5.00%	04/01/29	1,000,000	1,057,175
GO Bonds Series 2026C	5.00%	04/01/42 (a)	1,000,000	1,077,911
Refunding GO Bonds Series 2016	5.00%	02/01/27	4,730,000	4,792,273
Refunding GO Bonds Series 2016	5.00%	02/01/28 (a)	50,000	50,710
Refunding GO Bonds Series 2016	5.00%	02/01/29 (a)	405,000	410,568
Refunding GO Bonds Series 2016	4.00%	02/01/30 (a)(c)	135,000	135,932
Refunding GO Bonds Series 2016	4.00%	02/01/31 (a)(c)	300,000	301,608
Refunding GO Bonds Series 2018A	5.00%	10/01/27	125,000	128,480
Refunding GO Bonds Series 2018A	5.00%	10/01/28	135,000	141,513
Refunding GO Bonds Series 2018A	5.00%	10/01/30 (a)	575,000	601,419
Refunding GO Bonds Series 2018B	5.00%	10/01/29 (a)	125,000	130,748
Refunding GO Bonds Series 2018B	5.00%	10/01/30 (a)	100,000	104,595
Refunding GO Bonds Series 2022B	5.00%	03/01/27	500,000	507,509
Refunding GO Bonds Series 2022B	5.00%	03/01/28	655,000	679,013
Refunding GO Bonds Series 2022B	5.00%	03/01/33 (a)	150,000	163,602
Refunding GO Bonds Series 2023D	5.00%	07/01/26	435,000	435,000
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2023D	5.00%	07/01/27	75,000	76,686
Refunding GO Bonds Series 2023D	5.00%	07/01/28	115,000	120,011
Refunding GO Bonds Series 2023D	5.00%	07/01/29	205,000	217,596
Refunding GO Bonds Series 2023D	5.00%	07/01/31	1,110,000	1,209,168
Refunding GO Bonds Series 2023D	5.00%	07/01/32	225,000	247,331
Refunding GO Bonds Series 2023D	5.00%	07/01/33 (a)	2,580,000	2,821,826
Refunding GO Bonds Series 2023D	5.00%	07/01/35 (a)	100,000	108,309
Refunding GO Bonds Series 2023D	5.00%	07/01/36 (a)	1,005,000	1,083,022
Refunding GO Bonds Series 2023D	4.00%	07/01/37 (a)	260,000	259,947
Refunding GO Bonds Series 2024	5.00%	02/01/27	500,000	506,514
Refunding GO Bonds Series 2024	5.00%	02/01/28	30,000	31,059
Refunding GO Bonds Series 2024	5.00%	02/01/29	85,000	89,604
Refunding GO Bonds Series 2024	5.00%	02/01/30	25,000	26,771
Refunding GO Bonds Series 2024	5.00%	02/01/31	40,000	43,381
Refunding GO Bonds Series 2024	5.00%	02/01/34	250,000	277,954
Refunding GO Bonds Series 2024	5.00%	02/01/35 (a)	205,000	227,790
Refunding GO Bonds Series 2024	5.00%	02/01/36 (a)	1,000,000	1,103,936
Refunding GO Bonds Series 2024	5.00%	02/01/39 (a)	100,000	108,513
State of Illinois Sales Tax Revenue
RB Series 2024A	5.00%	06/15/30	645,000	694,457
RB Series 2024A	5.00%	06/15/32	25,000	27,491
RB Series 2024A	5.00%	06/15/33	325,000	360,414
RB Series 2024B	5.00%	06/15/35 (a)	255,000	283,470
RB Series 2024B	5.00%	06/15/36 (a)	380,000	420,027
RB Series 2024B	5.00%	06/15/37 (a)	400,000	439,341
RB Series 2024B	5.00%	06/15/38 (a)	600,000	655,772
RB Series 2024C	5.00%	06/15/41 (a)	600,000	647,490
RB Series 2024C	5.00%	06/15/42 (a)	700,000	752,618
RB Series 2025A	5.00%	06/15/27	1,000,000	1,023,206
RB Series 2025A	5.00%	06/15/28	490,000	512,870
RB Series 2025A	5.00%	06/15/32	110,000	120,959
RB Series 2025A	5.00%	06/15/34	1,060,000	1,184,202
RB Series 2025B	5.00%	06/15/37 (a)	100,000	110,887
RB Series 2025B	5.00%	06/15/39 (a)	500,000	548,630
RB Series 2025B	5.00%	06/15/39 (a)	1,000,000	1,097,260
RB Series 2025B	5.00%	06/15/40 (a)	80,000	87,415
RB Series 2025C	5.00%	06/15/42 (a)	750,000	812,318
RB Series 2025C	5.00%	06/15/43 (a)	85,000	91,724
RB Series 2025C	5.00%	06/15/44 (a)	125,000	134,114
Village of Rosemont
GO Bonds Series 2017A	5.00%	12/01/46 (a)(c)	150,000	150,099
Village of Schaumburg
Refunding GO Bonds Series 2013A	4.00%	12/01/41 (a)	50,000	50,004
				211,080,740
INDIANA 0.5%
Allen County Building Corp.
RB Series 2024	4.00%	07/15/44 (a)(c)	1,050,000	1,056,771
Carmel Local Public Improvement Bond Bank
RB Series 2016	5.00%	01/15/36 (a)	255,000	255,364
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Fishers Town Hall Building Corp.
RB Series 2023A	5.75%	07/15/58 (a)(c)	750,000	818,121
RB Series 2023A	5.75%	01/15/63 (a)(c)	250,000	272,707
Hamilton County Public Building Corp.
RB Series 2024	4.00%	01/10/50 (a)	100,000	89,738
Indiana Finance Authority
CWA Authority, Inc. Refunding RB Series 2021-1	5.00%	10/01/34 (a)	175,000	191,970
CWA Authority, Inc. Refunding RB Series 2021-1	4.00%	10/01/35 (a)	25,000	25,715
CWA Authority, Inc. Refunding RB Series 2021-1	4.00%	10/01/36 (a)	170,000	174,046
Deaconess Health System Obligated Group RB Series 2016A	4.00%	03/01/44 (a)(b)	145,000	145,313
Department of Transportation Refunding RB Series 2016C	5.00%	06/01/27 (a)	130,000	131,339
Department of Transportation Refunding RB Series 2016C	5.00%	06/01/28	100,000	104,688
Department of Transportation Refunding RB Series 2016C	5.00%	06/01/29	170,000	181,662
Marion County Capital Improvement Board Refunding RB Series 2022A	5.00%	02/01/30	500,000	538,522
Marion County Capital Improvement Board Refunding RB Series 2022A	5.00%	02/01/31	155,000	169,610
Marion County Capital Improvement Board Refunding RB Series 2022A	5.00%	02/01/32	120,000	133,041
Marion County Capital Improvement Board Refunding RB Series 2022A	5.00%	02/01/33 (a)	25,000	27,615
Marion County Capital Improvement Board Refunding RB Series 2022A	4.00%	02/01/34 (a)	50,000	51,477
Marion County Capital Improvement Board Refunding RB Series 2022A	5.00%	02/01/35 (a)	260,000	285,266
Marion County Capital Improvement Board Refunding RB Series 2022A	4.00%	02/01/36 (a)	115,000	117,371
State Revolving Fund RB Series 2019A	5.00%	02/01/36 (a)	60,000	62,982
State Revolving Fund RB Series 2019A	5.00%	02/01/38 (a)	30,000	31,354
State Revolving Fund RB Series 2019A	5.00%	02/01/39 (a)	5,755,000	6,001,386
State Revolving Fund Refunding RB Series 2017C	5.00%	02/01/30 (a)	100,000	103,729
State Revolving Fund Refunding RB Series 2025D	5.00%	02/01/28	485,000	504,967
Indiana Municipal Power Agency
Refunding RB Series 2016A	5.00%	01/01/33 (a)	125,000	125,000
Refunding RB Series 2016A	5.00%	01/01/37 (a)	135,000	135,000
Refunding RB Series 2016A	5.00%	01/01/42 (a)	215,000	215,000
Refunding RB Series 2017A	5.00%	01/01/42 (a)	605,000	618,619
Refunding RB Series 2025A	5.00%	01/01/43 (a)	695,000	759,058
Refunding RB Series 2026A	5.00%	01/01/36	100,000	114,522
Refunding RB Series 2026A	5.00%	01/01/37 (a)	480,000	549,671
Refunding RB Series 2026A	5.00%	01/01/38 (a)	1,230,000	1,399,017
Indiana University
RB Series 2024A	5.00%	06/01/34 (a)	345,000	396,015
Indianapolis Local Public Improvement Bond Bank
RB Series 1999E	3.25%	02/01/28 (c)(d)	250,000	237,837
RB Series 2019A	5.00%	02/01/44 (a)	150,000	154,982
RB Series 2019A	5.00%	02/01/49 (a)	200,000	204,300
Refunding RB Series 2021A	4.00%	06/01/37 (a)(c)	1,000,000	1,011,878
Refunding RB Series 2022B	4.00%	02/01/47 (a)	100,000	96,404
Merrillville Multi School Building Corp.
Community School Corp. RB Series 2022	5.00%	01/15/42 (a)(c)	250,000	267,715
Northern Indiana Commuter Transportation District
RB Series 2024	5.00%	01/01/54 (a)	1,000,000	1,044,114
Purdue University
Refunding RB Series 2025A	5.00%	07/01/36 (a)	30,000	34,261
				18,838,147
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
IOWA 0.1%
Cedar Rapids Community School District Infrastructure Sales Services & Use Tax
RB Series 2026	5.25%	01/01/51 (a)(c)	1,000,000	1,057,022
Iowa Finance Authority
State Revolving Fund RB Series 2024A	5.00%	08/01/34 (a)	575,000	661,531
State Revolving Fund Refunding RB Series 2017	5.00%	08/01/27	255,000	262,157
State Revolving Fund Refunding RB Series 2023A	5.00%	08/01/34 (a)	50,000	56,806
State Revolving Fund Refunding RB Series 2023A	5.00%	08/01/35 (a)	230,000	260,100
State Revolving Fund Refunding RB Series 2023A	5.00%	08/01/36 (a)	35,000	39,303
Iowa Higher Education Loan Authority
Trustees of Grinnell College RB Series 2017	5.00%	12/01/46 (a)	100,000	100,214
State of Iowa
Refunding RB Series 2016A	5.00%	06/01/27 (a)	100,000	100,211
Refunding RB Series 2016A	5.00%	06/01/28 (a)	145,000	145,319
Refunding RB Series 2019A	5.00%	06/01/32 (a)	200,000	211,785
Refunding RB Series 2019A	5.00%	06/01/33 (a)	100,000	105,731
Refunding RB Series 2019A	5.00%	06/01/34 (a)	145,000	153,040
				3,153,219
KANSAS 0.3%
Ellis County Unified School District No. 489 Hays
Refunding GO Bonds Series 2022B	5.00%	09/01/42 (a)(c)	110,000	117,223
Johnson County Unified School District No. 512 Shawnee Mission
GO Bonds Series 2023A	4.00%	10/01/42 (a)	150,000	151,878
Kansas Development Finance Authority
Kansas Athletics, Inc. RB Series 2025C-1	4.50%	09/01/54 (a)	4,000,000	3,954,618
State of Kansas Department of Transportation
Refunding RB Series 2024A	5.00%	09/01/30	150,000	163,954
Refunding RB Series 2024A	5.00%	09/01/32	130,000	146,433
Refunding RB Series 2024A	5.00%	09/01/33	1,500,000	1,710,459
Refunding RB Series 2024A	5.00%	09/01/35 (a)	310,000	355,688
Refunding RB Series 2025A	5.00%	09/01/26	345,000	346,330
Refunding RB Series 2025A	5.00%	09/01/27	2,000,000	2,059,880
Refunding RB Series 2025A	5.00%	09/01/28	140,000	147,346
Refunding RB Series 2025A	5.00%	09/01/39 (a)	260,000	294,757
Wyandotte County Unified School District No. 500 Kansas City
GO Bonds Series 2016A	5.50%	09/01/47 (a)(b)	645,000	648,093
GO Bonds Series 2025	5.25%	09/01/55 (a)(c)	95,000	99,599
				10,196,258
KENTUCKY 0.6%
Commonwealth of Kentucky
COP Series 2018A	4.00%	04/15/48 (a)	635,000	597,388
Kentucky Asset Liability Commission
Refunding RB Series 2024A	5.00%	09/01/26	500,000	501,817
Kentucky Bond Development Corp.
RB Series 2018	4.00%	09/01/48 (a)	600,000	559,641
PRG Wildcats LLC RB Series 2026A	5.25%	10/31/51 (a)	250,000	264,633
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Kentucky Economic Development Finance Authority
Refunding RB Series 2017A	4.00%	12/01/41 (a)(c)	1,180,000	1,167,569
Refunding RB Series 2017A	5.00%	12/01/45 (a)(c)	75,000	75,669
Kentucky Municipal Energy Agency
RB Series 2025	5.00%	01/01/55 (a)	250,000	258,515
Kentucky Municipal Power Agency
Refunding RB Series 2015A	4.00%	09/01/39 (a)(c)	500,000	481,632
Kentucky State Property & Building Commission
Commonwealth of Kentucky RB Series 2024A	5.00%	10/01/32	25,000	28,023
Commonwealth of Kentucky RB Series 2024A	5.00%	10/01/36 (a)	145,000	164,333
Commonwealth of Kentucky RB Series 2024A	5.00%	10/01/40 (a)	60,000	66,613
Commonwealth of Kentucky RB Series 2024A	5.00%	10/01/41 (a)	1,750,000	1,928,795
Commonwealth of Kentucky RB Series 2024A	5.00%	10/01/42 (a)	500,000	550,870
Commonwealth of Kentucky RB Series 2025A	5.00%	04/01/30	450,000	487,573
Commonwealth of Kentucky RB Series 2025A	5.00%	09/01/30	130,000	141,879
Commonwealth of Kentucky RB Series 2025A	5.00%	09/01/34	250,000	285,613
Commonwealth of Kentucky RB Series 2025A	5.00%	09/01/35	1,000,000	1,150,124
Commonwealth of Kentucky RB Series 2025A	5.00%	04/01/38 (a)	75,000	84,689
Commonwealth of Kentucky RB Series 2025A	5.00%	09/01/40 (a)	2,000,000	2,237,360
Commonwealth of Kentucky RB Series 2025A	5.00%	04/01/41 (a)	2,000,000	2,218,092
Commonwealth of Kentucky RB Series 2025A	5.00%	04/01/42 (a)	200,000	220,768
Commonwealth of Kentucky Refunding RB Series 2016B	5.00%	11/01/26	250,000	251,952
Commonwealth of Kentucky Refunding RB Series 2016B	5.00%	11/01/28 (a)	635,000	640,465
Commonwealth of Kentucky Refunding RB Series 2024B	5.00%	11/01/26	75,000	75,586
Commonwealth of Kentucky Refunding RB Series 2024B	5.00%	11/01/28	345,000	364,977
Commonwealth of Kentucky Refunding RB Series 2026B	5.00%	03/01/29 (c)(e)	1,000,000	1,057,046
Louisville & Jefferson County Metropolitan Sewer District
RB Series 2016A	3.00%	05/15/46 (a)	750,000	620,663
Refunding RB Series 2023C	5.00%	05/15/51 (a)	150,000	156,365
Refunding RB Series 2024A	5.00%	05/15/37 (a)	5,250,000	5,922,182
Refunding RB Series 2025A	5.00%	05/15/55 (a)	250,000	260,566
Louisville & Jefferson County Visitors & Convention Commission
RB Series 2016	3.13%	06/01/41 (a)	845,000	744,200
RB Series 2016	3.13%	06/01/46 (a)(c)	275,000	222,701
Scott County School District Finance Corp.
Board of Education RB Series 2022	4.00%	09/01/45 (a)(c)	40,000	38,897
University of Kentucky
RB Series 2024	4.13%	10/01/54 (a)	500,000	459,528
				24,286,724
LOUISIANA 0.3%
City of New Orleans
GO Bonds Series 2021A	5.00%	12/01/46 (a)	700,000	710,727
GO Bonds Series 2026A	5.50%	12/01/51 (a)	250,000	265,243
City of Shreveport Water & Sewer Revenue
RB Series 2019B	4.00%	12/01/49 (a)(c)	50,000	45,216
East Baton Rouge Sewerage Commission
Refunding RB Series 2019A	4.00%	02/01/40 (a)	485,000	487,572
Refunding RB Series 2019A	4.00%	02/01/45 (a)	300,000	297,518
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Lafayette Parish School Board Sale Tax Revenue
RB Series 2023	4.00%	04/01/53 (a)	75,000	68,875
Louisiana Local Government Environmental Facilities & Community Development Authority
Louisiana Insurance Guaranty Association RB Series 2022B	5.00%	08/15/29 (a)	105,000	107,391
Louisiana Insurance Guaranty Association RB Series 2022B	5.00%	08/15/30 (a)	100,000	102,224
Louisiana Insurance Guaranty Association RB Series 2022B	5.00%	08/15/31 (a)	170,000	173,676
Louisiana Insurance Guaranty Association RB Series 2022B	5.00%	08/15/34 (a)	80,000	81,559
Louisiana Insurance Guaranty Association RB Series 2022B	5.00%	08/15/35 (a)	75,000	76,388
Louisiana Insurance Guaranty Association RB Series 2022B	5.00%	08/15/37 (a)	150,000	152,408
Louisiana Public Facilities Authority
Loyola University New Orleans RB Series 2023A	5.25%	10/01/53 (a)	425,000	425,444
Tulane University Refunding RB Series 2020A	5.00%	04/01/45 (a)	300,000	311,444
Tulane University Refunding RB Series 2023A	5.00%	10/15/48 (a)	100,000	103,982
Tulane University Refunding RB Series 2023A	5.00%	10/15/52 (a)	290,000	299,107
Louisiana Stadium & Exposition District
Refunding RB Series 2023A	5.00%	07/01/48 (a)	1,000,000	1,036,558
Refunding RB Series 2023A	5.25%	07/01/53 (a)	1,100,000	1,143,717
New Orleans Aviation Board
Parking Facilities Corp. RB Series 2018A	5.00%	10/01/48 (a)(c)	250,000	253,011
Parish of East Baton Rouge Capital Improvements District
MovEBR Sales Tax Revenue RB Series 2019	4.00%	08/01/44 (a)	340,000	339,362
State of Louisiana
GO Bonds Series 2024E	5.00%	09/01/31	10,000	11,081
GO Bonds Series 2024E	5.00%	09/01/32	100,000	112,460
GO Bonds Series 2026A	4.00%	05/01/45 (a)	375,000	379,045
GO Bonds Series 2026A	4.00%	05/01/46 (a)	100,000	99,539
Refunding GO Bonds Series 2016B	5.00%	08/01/26	250,000	250,457
Refunding GO Bonds Series 2016B	5.00%	08/01/28 (a)	150,000	150,268
Refunding GO Bonds Series 2023A	5.00%	02/01/29	225,000	238,671
Refunding GO Bonds Series 2023A	5.00%	02/01/30	35,000	37,783
Refunding GO Bonds Series 2023A	5.00%	02/01/34	125,000	142,528
Refunding GO Bonds Series 2026B	5.00%	09/01/35	1,000,000	1,160,510
Refunding GO Bonds Series 2026B	5.00%	09/01/36	1,000,000	1,167,092
State of Louisiana Gasoline & Fuels Tax Revenue
RB Series 2024A	5.00%	05/01/36 (a)	80,000	89,828
RB Series 2024A	5.00%	05/01/39 (a)	1,050,000	1,161,222
RB Series 2025B	5.00%	05/01/30	365,000	395,792
RB Series 2025B	5.00%	05/01/33	750,000	846,981
				12,724,679
MAINE 0.0%
Maine Health & Higher Educational Facilities Authority
Northeastern University RB Series 2024B	5.25%	10/01/54 (a)	450,000	473,193
MARYLAND 1.6%
City of Baltimore
Wastewater Utility Fund RB Series 2017A	5.00%	07/01/46 (a)	100,000	100,107
Wastewater Utility Fund RB Series 2019A	5.00%	07/01/49 (a)	150,000	152,882
Water Utility Fund RB Series 2017A	5.00%	07/01/46 (a)	200,000	200,214
Water Utility Fund RB Series 2019A	4.00%	07/01/49 (a)	700,000	653,947
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
County of Baltimore
GO Bonds Series 2025	5.00%	03/01/52 (a)	1,000,000	1,061,456
County of Montgomery
Refunding GO Bonds Series 2017C	5.00%	10/01/26	145,000	145,851
Refunding GO Bonds Series 2017C	5.00%	10/01/27	210,000	216,727
Refunding GO Bonds Series 2024B	5.00%	12/01/26	205,000	207,062
Refunding GO Bonds Series 2024B	5.00%	12/01/27	820,000	849,704
Refunding GO Bonds Series 2024B	5.00%	12/01/32	500,000	566,931
County of Prince George’s
GO Bonds Series 2018A	5.00%	07/15/27	400,000	410,778
GO Bonds Series 2018A	5.00%	07/15/28	20,000	21,039
GO Bonds Series 2018A	5.00%	07/15/29 (a)	715,000	750,844
GO Bonds Series 2018A	4.00%	07/15/30 (a)	25,000	25,611
GO Bonds Series 2018A	5.00%	07/15/31 (a)	150,000	157,183
Maryland
GO Refunding Bonds 1st Series 2015B Refunding GO Bonds Series 2015B	4.00%	08/01/26	785,000	785,737
GO Refunding Bonds 1st Series B Refunding GO Bonds Series 2025B	5.00%	08/01/26	1,100,000	1,101,936
Maryland Stadium Authority
Baltimore City Public School Construction Financing Fund RB Series 2018A	5.00%	05/01/42 (a)	305,000	312,414
Built to Learn Revenue RB Series 2021	4.00%	06/01/46 (a)	510,000	499,608
Built to Learn Revenue RB Series 2021	2.75%	06/01/51 (a)	100,000	70,342
Built to Learn Revenue RB Series 2022A	4.00%	06/01/47 (a)	320,000	309,355
Built to Learn Revenue RB Series 2024	5.00%	06/01/54 (a)	1,850,000	1,918,276
Maryland State Transportation Authority
RB Series 2020	4.00%	07/01/50 (a)	150,000	143,251
Refunding RB Series 2021A	5.00%	07/01/46 (a)	180,000	188,740
Refunding RB Series 2021A	5.00%	07/01/51 (a)	150,000	155,423
Refunding RB Series 2024A	5.00%	07/01/31	135,000	149,559
Refunding RB Series 2024A	5.00%	07/01/32	125,000	140,419
Refunding RB Series 2024A	5.00%	07/01/33	50,000	56,912
Refunding RB Series 2024A	5.00%	07/01/35 (a)	30,000	34,330
Refunding RB Series 2024A	5.00%	07/01/38 (a)	3,795,000	4,269,008
Refunding RB Series 2024A	5.00%	07/01/39 (a)	115,000	128,764
State of Maryland
GO Bonds Series 2015A	3.00%	03/01/30 (a)	260,000	259,980
GO Bonds Series 2016-1st	3.00%	06/01/31 (a)	295,000	293,986
GO Bonds Series 2017A	5.00%	03/15/27	255,000	259,600
GO Bonds Series 2017A	5.00%	08/01/27	400,000	411,270
GO Bonds Series 2017A	5.00%	08/01/28 (a)	180,000	184,975
GO Bonds Series 2017A	5.00%	03/15/29 (a)	300,000	305,234
GO Bonds Series 2017A	5.00%	08/01/29 (a)	45,000	46,187
GO Bonds Series 2017A	4.00%	03/15/30 (a)	35,000	35,316
GO Bonds Series 2017A	4.00%	08/01/30 (a)	255,000	258,478
GO Bonds Series 2017A	3.00%	08/01/31 (a)	25,000	25,003
GO Bonds Series 2017A	3.25%	03/15/32 (a)	1,175,000	1,176,785
GO Bonds Series 2018-2nd	4.00%	08/01/32 (a)	25,000	25,531
GO Bonds Series 2018A	5.00%	03/15/28	195,000	203,561
GO Bonds Series 2019-1st	5.00%	03/15/27	90,000	91,624
GO Bonds Series 2019-1ST	5.00%	03/15/31 (a)	635,000	673,824
GO Bonds Series 2019A	5.00%	08/01/26	200,000	200,352
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2019A	5.00%	08/01/27	350,000	359,862
GO Bonds Series 2019A	5.00%	08/01/28	475,000	500,159
GO Bonds Series 2019A	5.00%	08/01/30 (a)	1,275,000	1,366,173
GO Bonds Series 2019A	5.00%	08/01/31 (a)	610,000	651,857
GO Bonds Series 2019A	2.13%	08/01/33 (a)	290,000	264,746
GO Bonds Series 2019A	2.25%	08/01/34 (a)	100,000	90,860
GO Bonds Series 2020A	5.00%	08/01/27	295,000	303,312
GO Bonds Series 2020A	5.00%	08/01/28	35,000	36,854
GO Bonds Series 2020A	5.00%	08/01/30	665,000	728,816
GO Bonds Series 2020A	5.00%	08/01/31 (a)	260,000	283,323
GO Bonds Series 2020A	5.00%	03/15/32 (a)	205,000	221,463
GO Bonds Series 2020A	5.00%	08/01/35 (a)	65,000	70,095
GO Bonds Series 2021A	5.00%	08/01/28	355,000	373,803
GO Bonds Series 2021A	5.00%	03/01/31	100,000	110,714
GO Bonds Series 2021A	5.00%	08/01/31	80,000	89,181
GO Bonds Series 2021A	5.00%	08/01/32 (a)	110,000	121,770
GO Bonds Series 2021A	5.00%	08/01/33 (a)	210,000	231,776
GO Bonds Series 2021A	5.00%	03/01/35 (a)	235,000	256,218
GO Bonds Series 2021A	4.00%	08/01/35 (a)	100,000	103,118
GO Bonds Series 2021A	5.00%	03/01/36 (a)	125,000	135,815
GO Bonds Series 2021A	4.00%	08/01/36 (a)	75,000	77,029
GO Bonds Series 2022A	5.00%	06/01/27	1,035,000	1,059,494
GO Bonds Series 2022A	5.00%	06/01/28	30,000	31,458
GO Bonds Series 2022A	5.00%	06/01/29	1,600,000	1,713,952
GO Bonds Series 2022A	5.00%	06/01/30	710,000	775,741
GO Bonds Series 2022A	5.00%	06/01/33 (a)	190,000	213,025
GO Bonds Series 2022A	5.00%	06/01/34 (a)	260,000	290,389
GO Bonds Series 2022A	5.00%	06/01/35 (a)	150,000	166,886
GO Bonds Series 2022A	5.00%	06/01/36 (a)	125,000	138,457
GO Bonds Series 2022A	5.00%	06/01/37 (a)	200,000	220,448
GO Bonds Series 2023A	5.00%	03/15/30	1,260,000	1,371,083
GO Bonds Series 2023A	5.00%	03/15/32	200,000	225,106
GO Bonds Series 2023A	5.00%	03/15/33	3,650,000	4,166,070
GO Bonds Series 2023A	5.00%	03/15/34 (a)	40,000	45,282
GO Bonds Series 2023A	5.00%	03/15/37 (a)	100,000	111,579
GO Bonds Series 2023A	5.00%	03/15/38 (a)	4,755,000	5,275,149
GO Bonds Series 2024A	5.00%	06/01/31	825,000	917,202
GO Bonds Series 2024A	5.00%	06/01/35 (a)	4,455,000	5,107,581
GO Bonds Series 2024A	5.00%	06/01/36 (a)	150,000	170,769
GO Bonds Series 2024A	5.00%	06/01/37 (a)	55,000	62,222
GO Bonds Series 2025A	5.00%	06/01/30	100,000	109,259
GO Bonds Series 2025A	5.00%	06/01/37 (a)	500,000	573,705
Refunding GO Bonds Series 2017B	5.00%	08/01/26	185,000	185,326
Refunding GO Bonds Series 2020B	5.00%	08/01/27	235,000	241,621
Refunding GO Bonds Series 2020B	5.00%	08/01/28	500,000	526,483
Refunding GO Bonds Series 2022C	4.00%	03/01/28	200,000	205,338
Refunding GO Bonds Series 2022C	4.00%	03/01/29	30,000	31,176
Refunding GO Bonds Series 2022D	4.00%	08/01/29	170,000	177,492
Refunding GO Bonds Series 2025B	5.00%	08/01/27	1,090,000	1,120,712
Refunding GO Bonds Series 2025B	5.00%	08/01/28	625,000	658,104
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of Maryland Department of Transportation
RB Series 2017	5.00%	09/01/26	375,000	376,458
RB Series 2017	5.00%	09/01/27	180,000	185,431
RB Series 2017	5.00%	09/01/29 (a)	55,000	56,487
RB Series 2017	3.00%	09/01/31 (a)	500,000	500,035
RB Series 2017	3.00%	09/01/32 (a)	305,000	305,179
RB Series 2018	5.00%	10/01/26	285,000	286,688
RB Series 2018	5.00%	10/01/28 (a)	85,000	85,514
RB Series 2018	3.50%	10/01/33 (a)	250,000	250,069
RB Series 2019	5.00%	10/01/27	25,000	25,807
RB Series 2019	5.00%	10/01/28 (a)	295,000	304,145
RB Series 2019	3.00%	10/01/30 (a)	250,000	250,229
RB Series 2019	2.13%	10/01/31 (a)	285,000	267,141
RB Series 2019	2.50%	10/01/33 (a)	195,000	182,860
RB Series 2019	3.00%	10/01/34 (a)	130,000	128,361
RB Series 2020	5.00%	10/01/31 (a)	20,000	21,845
RB Series 2020	5.00%	10/01/32 (a)	500,000	545,197
RB Series 2020	5.00%	10/01/34 (a)	35,000	37,926
RB Series 2021A	2.00%	10/01/34 (a)	100,000	87,776
RB Series 2021A	3.00%	10/01/35 (a)	750,000	734,968
RB Series 2021A	2.13%	10/01/36 (a)	230,000	196,234
RB Series 2025B	5.00%	10/01/34 (a)	500,000	568,032
RB Series 2025B	5.00%	10/01/37 (a)	1,000,000	1,117,552
Refunding RB Series 2025C	5.00%	11/01/27	225,000	232,739
Refunding RB Series 2025C	5.00%	11/01/28	800,000	847,072
Refunding RB Series 2025C	5.00%	11/01/29	2,000,000	2,161,121
Refunding RB Series 2025C	5.00%	11/01/30	1,145,000	1,259,453
				63,518,488
MASSACHUSETTS 4.8%
Commonwealth of Massachusetts
GO Bonds Series 2006E	5.00%	11/01/26 (c)	55,000	55,444
GO Bonds Series 2015	4.00%	05/01/45 (a)	165,000	162,537
GO Bonds Series 2015E	3.25%	09/01/38 (a)	1,100,000	1,064,586
GO Bonds Series 2015E	3.25%	09/01/40 (a)	380,000	358,598
GO Bonds Series 2015E	4.00%	09/01/41 (a)	190,000	189,991
GO Bonds Series 2015E	4.00%	09/01/42 (a)	175,000	174,994
GO Bonds Series 2016E	3.00%	04/01/41 (a)	2,830,000	2,454,740
GO Bonds Series 2016E	4.00%	04/01/42 (a)	515,000	514,983
GO Bonds Series 2016E	3.00%	04/01/44 (a)	835,000	699,105
GO Bonds Series 2016E	4.00%	04/01/46 (a)	665,000	646,262
GO Bonds Series 2016G	4.00%	09/01/35 (a)	115,000	115,093
GO Bonds Series 2016G	4.00%	09/01/42 (a)	1,750,000	1,748,907
GO Bonds Series 2016G	3.00%	09/01/46 (a)	1,850,000	1,516,332
GO Bonds Series 2016H	5.00%	12/01/26	525,000	530,370
GO Bonds Series 2016J	4.00%	12/01/44 (a)	320,000	319,988
GO Bonds Series 2016J	4.00%	12/01/45 (a)	250,000	246,197
GO Bonds Series 2017A	5.00%	04/01/47 (a)	35,000	35,269
GO Bonds Series 2017B	5.00%	04/01/47 (a)	120,000	120,923
GO Bonds Series 2017D	5.00%	02/01/34 (a)	590,000	597,463
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2017D	5.00%	02/01/36 (a)	65,000	65,763
GO Bonds Series 2017D	3.25%	02/01/39 (a)	510,000	491,682
GO Bonds Series 2017D	3.50%	02/01/40 (a)	110,000	107,485
GO Bonds Series 2017D	4.00%	02/01/46 (a)	250,000	243,000
GO Bonds Series 2017E	3.00%	11/01/34 (a)	115,000	113,238
GO Bonds Series 2017E	3.00%	11/01/35 (a)	530,000	517,740
GO Bonds Series 2017F	5.00%	11/01/40 (a)	100,000	102,170
GO Bonds Series 2017F	5.00%	11/01/42 (a)	500,000	510,090
GO Bonds Series 2017F	5.00%	11/01/43 (a)	8,665,000	8,833,043
GO Bonds Series 2018A	5.00%	01/01/34 (a)	20,000	20,645
GO Bonds Series 2018A	5.00%	01/01/40 (a)	25,000	25,632
GO Bonds Series 2018A	5.00%	01/01/41 (a)	25,000	25,592
GO Bonds Series 2018B	5.00%	01/01/31 (a)	10,000	10,360
GO Bonds Series 2018B	5.00%	01/01/32 (a)	160,000	165,606
GO Bonds Series 2018D	4.00%	05/01/48 (a)	200,000	191,613
GO Bonds Series 2018E	5.00%	09/01/38 (a)	50,000	51,901
GO Bonds Series 2019A	5.00%	01/01/31 (a)	195,000	206,555
GO Bonds Series 2019A	5.00%	01/01/32 (a)	270,000	285,566
GO Bonds Series 2019A	5.00%	01/01/38 (a)	5,000,000	5,224,399
GO Bonds Series 2019A	5.00%	01/01/49 (a)	15,000	15,332
GO Bonds Series 2019C	5.00%	05/01/39 (a)	500,000	523,966
GO Bonds Series 2019C	5.00%	05/01/40 (a)	25,000	26,152
GO Bonds Series 2019C	5.00%	05/01/41 (a)	250,000	260,918
GO Bonds Series 2019C	5.00%	05/01/42 (a)	90,000	93,768
GO Bonds Series 2019C	5.00%	05/01/44 (a)	150,000	155,618
GO Bonds Series 2019C	5.00%	05/01/45 (a)	155,000	160,305
GO Bonds Series 2019G	5.00%	09/01/30 (a)	180,000	193,514
GO Bonds Series 2019G	3.00%	09/01/35 (a)	150,000	147,570
GO Bonds Series 2020B	2.00%	03/01/34 (a)	35,000	31,133
GO Bonds Series 2020B	2.50%	03/01/43 (a)	375,000	292,454
GO Bonds Series 2020C	3.00%	03/01/47 (a)	500,000	401,844
GO Bonds Series 2020C	3.00%	03/01/48 (a)	545,000	432,860
GO Bonds Series 2020C	2.75%	03/01/50 (a)	145,000	104,992
GO Bonds Series 2020D	5.00%	07/01/30	190,000	207,772
GO Bonds Series 2020D	5.00%	07/01/31 (a)	250,000	272,646
GO Bonds Series 2020D	3.00%	07/01/35 (a)	200,000	197,039
GO Bonds Series 2020D	5.00%	07/01/36 (a)	300,000	322,020
GO Bonds Series 2020D	3.00%	07/01/39 (a)	1,200,000	1,106,855
GO Bonds Series 2020D	5.00%	07/01/40 (a)	105,000	111,461
GO Bonds Series 2020D	5.00%	07/01/45 (a)	100,000	105,156
GO Bonds Series 2020E	5.00%	11/01/28	130,000	137,649
GO Bonds Series 2020E	5.00%	11/01/45 (a)	250,000	263,871
GO Bonds Series 2020E	5.00%	11/01/50 (a)	300,000	309,492
GO Bonds Series 2021A	3.00%	03/01/36 (a)	500,000	486,696
GO Bonds Series 2021B	2.00%	04/01/50 (a)	1,285,000	782,773
GO Bonds Series 2021C	5.00%	09/01/30	500,000	548,378
GO Bonds Series 2021C	5.00%	09/01/31	620,000	690,481
GO Bonds Series 2021C	2.38%	09/01/47 (a)	55,000	38,017
GO Bonds Series 2021D	5.00%	09/01/50 (a)	250,000	259,277
GO Bonds Series 2022A	5.00%	02/01/31	1,010,000	1,114,347
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2022A	5.00%	02/01/32	65,000	72,704
GO Bonds Series 2022A	4.00%	02/01/34 (a)	190,000	200,252
GO Bonds Series 2022B	3.00%	02/01/48 (a)	1,400,000	1,110,551
GO Bonds Series 2022C	5.00%	10/01/32	2,625,000	2,963,268
GO Bonds Series 2022C	5.00%	10/01/35 (a)	525,000	586,242
GO Bonds Series 2022C	5.00%	10/01/37 (a)	840,000	926,922
GO Bonds Series 2022C	5.25%	10/01/47 (a)	920,000	983,441
GO Bonds Series 2022C	5.00%	10/01/52 (a)	210,000	218,344
GO Bonds Series 2022D	5.00%	11/01/31	90,000	100,488
GO Bonds Series 2022E	5.00%	11/01/42 (a)	170,000	184,416
GO Bonds Series 2022E	5.00%	11/01/48 (a)	650,000	683,131
GO Bonds Series 2022E	5.00%	11/01/52 (a)	125,000	130,025
GO Bonds Series 2023A	5.00%	05/01/48 (a)	3,565,000	3,759,191
GO Bonds Series 2023A	5.00%	05/01/53 (a)	5,375,000	5,598,677
GO Bonds Series 2023B	5.00%	10/01/33	40,000	45,710
GO Bonds Series 2023B	5.00%	10/01/36 (a)	35,000	39,380
GO Bonds Series 2023C	5.00%	10/01/46 (a)	100,000	106,940
GO Bonds Series 2023D	5.00%	10/01/50 (a)	2,000,000	2,099,944
GO Bonds Series 2023D	5.00%	10/01/52 (a)	100,000	104,518
GO Bonds Series 2023D	5.00%	10/01/53 (a)	200,000	208,756
GO Bonds Series 2024A	5.00%	01/01/27	100,000	101,242
GO Bonds Series 2024A	5.00%	01/01/34	565,000	646,991
GO Bonds Series 2024A	5.00%	01/01/36 (a)	45,000	51,024
GO Bonds Series 2024A	5.00%	01/01/38 (a)	185,000	207,311
GO Bonds Series 2024A	5.00%	01/01/39 (a)	15,000	16,733
GO Bonds Series 2024A	5.00%	01/01/40 (a)	200,000	222,145
GO Bonds Series 2024A	5.00%	01/01/41 (a)	800,000	882,485
GO Bonds Series 2024A	5.00%	01/01/49 (a)	100,000	105,560
GO Bonds Series 2024A	5.00%	01/01/54 (a)	2,160,000	2,253,050
GO Bonds Series 2024B	5.00%	05/01/30	175,000	190,764
GO Bonds Series 2024B	5.00%	05/01/37 (a)	30,000	33,876
GO Bonds Series 2024B	5.00%	05/01/39 (a)	30,000	33,549
GO Bonds Series 2024B	5.00%	05/01/46 (a)	35,000	37,597
GO Bonds Series 2024D	5.00%	08/01/41 (a)	250,000	277,512
GO Bonds Series 2024E	5.00%	08/01/54 (a)	125,000	130,731
GO Bonds Series 2024G	5.00%	12/01/30	100,000	110,155
GO Bonds Series 2024G	5.00%	12/01/35 (a)	530,000	610,156
GO Bonds Series 2024H	5.00%	12/01/39 (a)	1,000,000	1,122,885
GO Bonds Series 2024H	5.00%	12/01/42 (a)	250,000	277,225
GO Bonds Series 2024H	5.00%	12/01/45 (a)	150,000	163,147
GO Bonds Series 2024I	5.00%	12/01/49 (a)	1,000,000	1,061,265
GO Bonds Series 2025A	5.00%	04/01/55 (a)	6,225,000	6,519,637
GO Bonds Series 2025B	5.00%	06/01/33	3,250,000	3,699,942
GO Bonds Series 2025C	5.00%	06/01/49 (a)	1,300,000	1,383,570
GO Bonds Series 2025G	5.00%	12/01/43 (a)	200,000	223,120
GO Bonds Series 2025G	5.00%	12/01/55 (a)	1,030,000	1,081,803
GO Bonds Series 2026A	5.00%	02/01/37 (a)	965,000	1,116,569
GO Bonds Series 2026C	5.00%	02/01/53 (a)	1,500,000	1,584,128
GO Bonds Series 2026D	5.00%	06/01/47 (a)	1,000,000	1,081,911
Refunding GO Bonds Series 2015A	5.00%	07/01/26	85,000	85,000
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2016B	5.00%	07/01/27	500,000	513,082
Refunding GO Bonds Series 2016B	5.00%	07/01/28	150,000	157,660
Refunding GO Bonds Series 2016B	5.00%	07/01/31 (a)	25,000	25,000
Refunding GO Bonds Series 2016B	5.00%	07/01/33 (a)	50,000	50,000
Refunding GO Bonds Series 2017C	5.00%	10/01/26	1,750,000	1,760,452
Refunding GO Bonds Series 2017C	5.00%	10/01/27	210,000	216,832
Refunding GO Bonds Series 2017D	5.00%	07/01/27	500,000	513,082
Refunding GO Bonds Series 2017D	5.00%	07/01/28	725,000	762,026
Refunding GO Bonds Series 2017E	5.00%	11/01/26	140,000	141,131
Refunding GO Bonds Series 2017E	5.00%	11/01/27	145,000	150,026
Refunding GO Bonds Series 2018B	5.00%	07/01/28	1,635,000	1,718,499
Refunding GO Bonds Series 2018B	5.00%	07/01/29	235,000	252,221
Refunding GO Bonds Series 2019E	3.00%	12/01/26	200,000	200,135
Refunding GO Bonds Series 2020B	5.00%	07/01/32 (a)	405,000	440,650
Refunding GO Bonds Series 2020D	4.00%	11/01/37 (a)	35,000	35,475
Refunding GO Bonds Series 2020D	4.00%	11/01/41 (a)	150,000	150,057
Refunding GO Bonds Series 2021A	5.00%	09/01/29	500,000	538,462
Refunding GO Bonds Series 2021A	5.00%	09/01/30	50,000	54,838
Refunding GO Bonds Series 2022A	5.00%	10/01/29	575,000	620,277
Refunding GO Bonds Series 2022A	5.00%	10/01/30	420,000	461,311
Refunding GO Bonds Series 2022A	5.00%	10/01/31	1,085,000	1,209,890
Refunding GO Bonds Series 2024A	5.00%	03/01/29	2,150,000	2,292,273
Refunding GO Bonds Series 2024A	5.00%	03/01/31	750,000	828,616
Refunding GO Bonds Series 2024A	5.00%	03/01/33	800,000	907,948
Refunding GO Bonds Series 2024A	5.00%	03/01/34	100,000	114,704
Refunding GO Bonds Series 2024A	5.00%	03/01/36 (a)	140,000	158,958
Refunding GO Bonds Series 2024A	5.00%	03/01/38 (a)	250,000	280,510
Refunding GO Bonds Series 2024A	5.00%	03/01/42 (a)	30,000	33,012
Refunding GO Bonds Series 2024B	5.00%	11/01/38 (a)	150,000	168,129
Refunding GO Bonds Series 2024B	5.00%	11/01/40 (a)	175,000	194,373
Refunding GO Bonds Series 2024B	5.00%	11/01/41 (a)	200,000	221,412
Refunding GO Bonds Series 2024B	5.00%	11/01/42 (a)	100,000	110,231
Refunding GO Bonds Series 2025A	5.00%	07/01/29	710,000	762,028
Refunding GO Bonds Series 2025A	5.00%	07/01/30	360,000	393,674
Refunding GO Bonds Series 2025A	5.00%	07/01/35	250,000	290,239
Refunding GO Bonds Series 2026A	5.00%	07/01/33	1,205,000	1,373,226
Refunding RB Series 2005	5.50%	01/01/27 (c)	215,000	217,912
Refunding RB Series 2005	5.50%	01/01/28 (c)	20,000	20,844
Refunding RB Series 2005	5.50%	01/01/34 (c)	600,000	687,315
Commonwealth of Massachusetts Transportation Fund Revenue
RB Series 2016B	4.00%	06/01/46 (a)	1,100,000	1,077,586
RB Series 2019A	5.00%	06/01/49 (a)	500,000	513,199
RB Series 2021A	4.00%	06/01/50 (a)	340,000	322,287
RB Series 2022A	5.00%	06/01/50 (a)	285,000	296,661
RB Series 2022B	5.00%	06/01/52 (a)	300,000	312,483
RB Series 2023A	5.00%	06/01/53 (a)	945,000	987,636
RB Series 2023B	5.00%	06/01/48 (a)	250,000	264,694
RB Series 2024A	5.00%	06/01/53 (a)	500,000	525,314
RB Series 2024B	5.00%	06/01/54 (a)	3,000,000	3,145,413
RB Series 2025A	5.00%	06/01/55 (a)	935,000	985,633
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2021A	5.00%	06/01/42 (a)	190,000	203,609
Refunding RB Series 2021A	5.00%	06/01/43 (a)	130,000	138,946
Refunding RB Series 2024A	5.00%	06/01/44 (a)	895,000	980,878
Refunding RB Series 2025A	5.00%	06/01/45 (a)	450,000	493,560
Greater Fall River Vocational School District
GO Bonds Series 2025	5.00%	06/01/55 (a)(c)	1,095,000	1,126,449
Massachusetts Bay Transportation Authority Assessment Revenue
Refunding RB Series 2016A	4.00%	07/01/26	70,000	70,000
Refunding RB Series 2016A	5.00%	07/01/27 (a)	125,000	125,255
Refunding RB Series 2022A-1	5.00%	07/01/37 (a)	75,000	83,037
Refunding RB Series 2022A-1	3.13%	07/01/41 (a)	50,000	45,930
Refunding RB Series 2022A-2	5.00%	07/01/52 (a)	250,000	260,137
Massachusetts Bay Transportation Authority Sales Tax Revenue
RB Series 2005A	5.00%	07/01/26	420,000	420,000
RB Series 2005A	5.00%	07/01/27	575,000	590,159
RB Series 2005A	5.00%	07/01/31	50,000	55,714
RB Series 2023A-1	5.25%	07/01/48 (a)	30,000	32,236
RB Series 2023A-1	4.00%	07/01/53 (a)	1,015,000	954,287
RB Series 2023A-1	5.25%	07/01/53 (a)	1,500,000	1,591,874
RB Series 2025B	4.75%	07/01/55 (a)	2,295,000	2,339,959
Refunding RB Series 2007A-1	5.25%	07/01/34 (a)	95,000	111,759
Refunding RB Series 2016A	2.83%	07/01/28 (a)(d)	150,000	141,913
Refunding RB Series 2016A	3.16%	07/01/32 (a)(d)	935,000	772,135
Refunding RB Series 2020B-1	5.00%	07/01/50 (a)	2,500,000	2,540,264
Refunding RB Series 2021A-1	4.00%	07/01/36 (a)	200,000	206,522
Refunding RB Series 2021A-1	4.00%	07/01/40 (a)	745,000	755,330
Refunding RB Series 2021A-1	4.00%	07/01/51 (a)	1,450,000	1,368,690
Refunding RB Series 2024A	5.00%	07/01/30	350,000	383,297
Refunding RB Series 2024A	5.00%	07/01/35	765,000	893,399
Refunding RB Series 2024A	5.00%	07/01/37 (a)	250,000	284,127
Refunding RB Series 2024A	5.00%	07/01/38 (a)	1,825,000	2,062,564
Refunding RB Series 2024A	5.00%	07/01/39 (a)	25,000	28,123
Refunding RB Series 2024A	5.00%	07/01/43 (a)	1,500,000	1,657,476
Refunding RB Series 2024A	4.00%	07/01/44 (a)	250,000	251,943
Refunding RB Series 2024A	5.00%	07/01/47 (a)	1,500,000	1,602,759
Refunding RB Series 2024A	5.25%	07/01/52 (a)	250,000	267,369
Massachusetts Clean Water Trust
State Revolving Fund RB Series 2025-26B	5.00%	02/01/43 (a)	250,000	278,669
State Revolving Fund Refunding RB Series 2026-27	5.00%	02/01/28	340,000	354,160
State Revolving Fund Refunding RB Series 2026-27	5.00%	02/01/45 (a)	1,000,000	1,107,094
Massachusetts Department of Transportation
RB Series 1997A	2.64%	01/01/28 (c)(d)	555,000	532,218
RB Series 1997A	3.26%	01/01/29 (c)(d)	40,000	37,207
Massachusetts Development Finance Agency
Broad Institute, Inc. Refunding RB Series 2017	4.00%	04/01/41 (a)	500,000	499,987
Emerson College RB Series 2016A	5.00%	01/01/47 (a)	700,000	700,030
Institute of Technology RB Series 2020P	5.00%	07/01/50	1,000,000	1,131,271
Northeastern University RB Series 2026A	5.00%	10/01/38 (a)	2,500,000	2,842,642
Northeastern University RB Series 2026A	5.25%	10/01/50 (a)	2,000,000	2,152,645
Northeastern University Refunding RB Series 2022	5.00%	10/01/39 (a)	205,000	222,407
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Northeastern University Refunding RB Series 2022	5.00%	10/01/41 (a)	490,000	528,750
Northeastern University Refunding RB Series 2022	5.00%	10/01/42 (a)	145,000	155,947
Northeastern University Refunding RB Series 2022	5.00%	10/01/44 (a)	335,000	356,996
President & Fellows of Harvard College RB Series 2022B	5.00%	11/15/32	920,000	1,043,671
President & Fellows of Harvard College RB Series 2024B	5.00%	02/15/34 (a)	3,385,000	3,883,383
President & Fellows of Harvard College RB Series 2024B	4.00%	02/15/36	1,425,000	1,546,406
President & Fellows of Harvard College Refunding RB Series 2016A	5.00%	07/15/26	275,000	275,245
President & Fellows of Harvard College Refunding RB Series 2016A	5.00%	07/15/27 (a)	500,000	500,420
President & Fellows of Harvard College Refunding RB Series 2016A	5.00%	07/15/28 (a)	625,000	625,525
President & Fellows of Harvard College Refunding RB Series 2016A	4.00%	07/15/29 (a)	185,000	185,084
President & Fellows of Harvard College Refunding RB Series 2016A	5.00%	07/15/34 (a)	150,000	150,126
President & Fellows of Harvard College Refunding RB Series 2016A	4.00%	07/15/36 (a)	1,050,000	1,050,479
President & Fellows of Harvard College Refunding RB Series 2016A	5.00%	07/15/36	85,000	99,792
President & Fellows of Harvard College Refunding RB Series 2020A	5.00%	10/15/27	170,000	175,744
President & Fellows of Harvard College Refunding RB Series 2026A	5.00%	02/15/31	2,000,000	2,208,920
President & Fellows of Harvard College Refunding RB Series 2026A	5.00%	02/15/33	1,250,000	1,419,474
Smith College Refunding RB Series 2025	5.00%	07/01/35	250,000	294,565
Suffolk University Refunding RB Series 2025	5.25%	07/01/55 (a)	2,500,000	2,494,829
Trustees of Boston College RB Series 2021V	5.00%	07/01/55	250,000	274,743
Trustees of Boston College Refunding RB Series 2017T	4.00%	07/01/42 (a)	85,000	84,157
Trustees of Boston College Refunding RB Series 2025W	5.00%	07/01/40 (a)	250,000	281,332
Trustees of Boston College Refunding RB Series 2025W	4.25%	07/01/55 (a)	1,000,000	957,680
Trustees of Boston College Refunding RB Series 2025W	5.00%	07/01/55 (a)	250,000	263,079
Trustees of Boston University RB Series 2025B-2	4.00%	10/01/48 (a)	500,000	471,547
Trustees of Boston University RB Series 2025B-2	5.00%	10/01/48 (a)	1,500,000	1,600,778
Trustees of Boston University RB Series 2026A-1	5.00%	10/01/36	1,000,000	1,167,489
Trustees of Boston University Refunding RB Series 2023FF	5.00%	10/01/48 (a)	250,000	264,319
Trustees of Boston University Refunding RB Series 2025B-1	5.00%	10/01/38 (a)	250,000	283,448
Trustees of Boston University Refunding RB Series 2025B-1	5.00%	10/01/39 (a)	600,000	677,269
Massachusetts Health & Educational Facilities Authority
Institute of Technology RB Series 2002K	5.50%	07/01/32	95,000	110,527
Massachusetts School Building Authority
RB Series 2018A	4.00%	02/15/43 (a)	45,000	45,107
RB Series 2018A	5.25%	02/15/48 (a)	200,000	204,298
RB Series 2018B	5.25%	02/15/48 (a)	350,000	357,521
RB Series 2019A	5.00%	02/15/44 (a)	500,000	519,048
RB Series 2020A	5.00%	08/15/45 (a)	225,000	236,392
RB Series 2025A	5.00%	02/15/50 (a)	1,375,000	1,453,565
RB Series 2025A	5.00%	02/15/55 (a)	1,000,000	1,048,244
Refunding RB Series 2025B	5.00%	02/15/28	225,000	234,593
Refunding RB Series 2025B	5.00%	02/15/30	355,000	385,416
Refunding RB Series 2025B	5.00%	02/15/31	1,340,000	1,481,207
Refunding RB Series 2025B	5.00%	02/15/32	1,135,000	1,274,620
Refunding RB Series 2025B	5.00%	02/15/38 (a)	1,175,000	1,339,938
Refunding RB Series 2025B	5.00%	02/15/38	1,000,000	1,182,124
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
Refunding RB Series 2018A	5.00%	01/01/29	250,000	265,581
Refunding RB Series 2019A	5.00%	01/01/27	500,000	505,962
Refunding RB Series 2019A	5.00%	01/01/30 (a)	290,000	307,363
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2019A	5.00%	01/01/31 (a)	400,000	423,403
Refunding RB Series 2019A	5.00%	01/01/33 (a)	580,000	611,063
Massachusetts Water Resources Authority
RB Series 2016C	5.00%	08/01/30 (a)(b)	5,000	5,009
RB Series 2016C	5.00%	08/01/32 (a)(b)	660,000	661,235
RB Series 2016C	5.00%	08/01/33 (a)(b)	100,000	100,187
RB Series 2016C	5.00%	08/01/40 (a)(b)	775,000	776,450
Refunding RB Series 2007B	5.25%	08/01/26	665,000	666,443
Refunding RB Series 2007B	5.25%	08/01/28 (c)	250,000	264,609
Refunding RB Series 2007B	5.25%	08/01/29 (c)	205,000	221,972
Refunding RB Series 2007B	5.25%	08/01/30 (c)	130,000	143,835
Refunding RB Series 2007B	5.25%	08/01/33 (c)	250,000	290,899
Refunding RB Series 2016C	5.00%	08/01/30 (a)	20,000	20,037
Refunding RB Series 2016C	4.00%	08/01/36 (a)	65,000	65,068
Refunding RB Series 2016C	4.00%	08/01/40 (a)	1,000,000	1,001,049
Refunding RB Series 2016D	3.00%	08/01/42 (a)	50,000	50,010
Refunding RB Series 2026D	5.00%	08/01/29	2,000,000	2,150,204
University of Massachusetts Building Authority
RB Series 2017-1	5.25%	11/01/42 (a)	2,500,000	2,563,785
RB Series 2020-1	5.00%	11/01/33 (a)	250,000	267,331
RB Series 2020-1	5.00%	11/01/50 (a)	100,000	102,536
RB Series 2022-1	4.00%	11/01/46 (a)	100,000	97,393
RB Series 2022-1	5.00%	11/01/52 (a)	65,000	66,677
Refunding RB Series 2021-1	5.00%	11/01/28	25,000	26,418
Refunding RB Series 2026-1	5.00%	11/01/38 (a)	1,000,000	1,151,566
				190,127,529
MICHIGAN 1.0%
City of Detroit
GO Bonds Series 2021A	5.00%	04/01/50 (a)	400,000	406,182
City of Grand Rapids
GO Bonds Series 2025	5.00%	04/01/55 (a)	500,000	520,446
City of Lansing
GO Bonds Series 2023B	4.13%	06/01/48 (a)(c)	250,000	241,990
Detroit City School District
Refunding GO Bonds Series 2005A	5.25%	05/01/30 (c)	125,000	136,248
Refunding GO Bonds Series 2005A	5.25%	05/01/32 (c)	580,000	644,068
Detroit Downtown Development Authority
Catalyst Development Area Refunding Tax Allocation Series 2024	5.00%	07/01/48 (a)	160,000	166,770
Great Lakes Water Authority Sewage Disposal System Revenue
RB Series 2022B	5.50%	07/01/52 (a)	500,000	529,868
Refunding RB Series 2016C	5.00%	07/01/30 (a)	150,000	150,000
Refunding RB Series 2024A	5.00%	07/01/26	325,000	325,000
Refunding RB Series 2024A	5.00%	07/01/27	215,000	220,410
Refunding RB Series 2024A	5.00%	07/01/32	195,000	218,596
Refunding RB Series 2024A	5.00%	07/01/33	40,000	45,394
Refunding RB Series 2025B	5.00%	07/01/35 (a)	1,000,000	1,139,372
Great Lakes Water Authority Water Supply System Revenue
RB Series 2016B	5.00%	07/01/46 (a)	600,000	600,000
RB Series 2022A	5.25%	07/01/47 (a)	5,090,000	5,420,425
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2016D	5.00%	07/01/30 (a)	75,000	75,000
Refunding RB Series 2016D	5.00%	07/01/36 (a)	75,000	75,000
Refunding RB Series 2024A	5.00%	07/01/31	250,000	276,592
Refunding RB Series 2025A	5.00%	07/01/35 (a)	1,000,000	1,146,606
Refunding RB Series 2026B	5.00%	07/01/36 (a)	400,000	459,026
L’Anse Creuse Public Schools
GO Bonds Series 2025I	5.00%	05/01/49 (a)(c)	40,000	41,967
Lansing Board of Water & Light
RB Series 2019A	5.00%	07/01/48 (a)	1,055,000	1,077,432
Refunding RB Series 2024A	5.00%	07/01/49 (a)	175,000	183,696
Refunding RB Series 2024A	5.00%	07/01/54 (a)	85,000	88,284
Michigan Finance Authority
Clean Water Revolving Fund Refunding RB Series 2016B	5.00%	10/01/29 (a)	100,000	100,581
County of Wayne RB Series 2018	4.00%	11/01/48 (a)	100,000	93,461
Drinking Water Revolving Fund RB Series 2024A	4.00%	10/01/48 (a)	500,000	488,727
Michigan State Building Authority
RB Series 2021I	4.00%	10/15/46 (a)	705,000	673,987
RB Series 2022I	4.00%	10/15/52 (a)	250,000	230,526
Refunding RB Series 2016I	5.00%	10/15/30 (a)	150,000	150,991
Refunding RB Series 2016I	5.00%	10/15/31 (a)	380,000	382,449
Refunding RB Series 2016I	5.00%	10/15/32 (a)	490,000	493,056
Refunding RB Series 2016I	5.00%	04/15/41 (a)	190,000	190,810
Refunding RB Series 2016I	5.00%	10/15/46 (a)	70,000	70,205
Refunding RB Series 2019I	4.00%	04/15/54 (a)	250,000	228,307
Refunding RB Series 2020I	3.00%	10/15/45 (a)	100,000	82,131
Refunding RB Series 2025I	5.00%	04/15/28	2,000,000	2,091,613
Refunding RB Series 2025I	5.00%	04/15/32	215,000	241,182
Refunding RB Series 2025I	5.00%	10/15/50 (a)	500,000	529,585
Refunding RB Series 2025I	5.25%	04/15/60 (a)	250,000	264,968
Michigan State University
RB Series 2019B	4.00%	02/15/44 (a)	100,000	98,800
RB Series 2019B	5.00%	02/15/44 (a)	175,000	181,344
RB Series 2024A	5.25%	08/15/46 (a)	150,000	163,456
RB Series 2024A	5.00%	08/15/49 (a)	385,000	406,145
RB Series 2024A	5.25%	08/15/54 (a)	200,000	212,577
Refunding RB Series 2019C	4.00%	02/15/44 (a)	200,000	197,848
Refunding RB Series 2025A	5.00%	02/15/55 (a)	570,000	597,928
State of Michigan
Refunding RB Series 2016	5.00%	03/15/27	640,000	650,912
State of Michigan Trunk Line Revenue
RB Series 2020B	5.00%	11/15/27	205,000	212,253
RB Series 2020B	5.00%	11/15/28	250,000	264,630
RB Series 2020B	5.00%	11/15/29	135,000	145,762
RB Series 2020B	5.00%	11/15/30	780,000	857,864
RB Series 2020B	5.00%	11/15/31 (a)	100,000	109,557
RB Series 2020B	5.00%	11/15/32 (a)	630,000	688,549
RB Series 2020B	4.00%	11/15/38 (a)	100,000	101,130
RB Series 2020B	4.00%	11/15/40 (a)	200,000	201,123
RB Series 2020B	4.00%	11/15/45 (a)	1,030,000	1,002,715
RB Series 2020B	5.00%	11/15/45 (a)	4,820,000	5,058,253
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2021A	5.00%	11/15/33 (a)	570,000	631,260
RB Series 2021A	5.00%	11/15/34 (a)	550,000	606,768
RB Series 2021A	5.00%	11/15/35 (a)	150,000	164,910
RB Series 2021A	4.00%	11/15/36 (a)	90,000	92,324
RB Series 2021A	4.00%	11/15/37 (a)	500,000	509,378
RB Series 2021A	4.00%	11/15/38 (a)	50,000	50,673
RB Series 2021A	4.00%	11/15/39 (a)	200,000	201,770
RB Series 2021A	4.00%	11/15/41 (a)	140,000	140,396
RB Series 2021A	4.00%	11/15/44 (a)	730,000	720,322
RB Series 2021A	4.00%	11/15/46 (a)	700,000	668,439
RB Series 2023	5.00%	11/15/30	30,000	32,995
RB Series 2023	5.00%	11/15/35 (a)	200,000	226,175
RB Series 2023	5.00%	11/15/37 (a)	445,000	498,435
RB Series 2023	5.00%	11/15/42 (a)	1,000,000	1,103,001
RB Series 2023	5.00%	11/15/46 (a)	150,000	160,375
RB Series 2023	5.25%	11/15/49 (a)	200,000	213,676
RB Series 2023	5.50%	11/15/49 (a)	125,000	135,349
Troy School District
GO Bonds Series 2023	5.00%	05/01/47 (a)(c)	325,000	343,055
GO Bonds Series 2023	5.00%	05/01/52 (a)(c)	130,000	135,239
University of Michigan
RB Series 2018A	5.00%	04/01/48 (a)	250,000	256,507
Wayne County Airport Authority
Detroit Metropolitan Wayne County Airport RB Series 2021A	5.00%	12/01/46 (a)	500,000	520,875
				39,063,719
MINNESOTA 0.5%
Metropolitan Council
GO Bonds Series 2021C	5.00%	12/01/26	145,000	146,416
GO Bonds Series 2021C	5.00%	12/01/27	600,000	621,905
GO Bonds Series 2021C	5.00%	12/01/28	200,000	211,707
GO Bonds Series 2021C	5.00%	12/01/29	105,000	113,327
Minneapolis-St. Paul Metropolitan Airports Commission
RB Series 2024A	5.00%	01/01/52 (a)	520,000	536,804
RB Series 2024A	4.00%	01/01/54 (a)	390,000	362,822
Refunding RB Series 2016A	5.00%	01/01/27	350,000	354,261
Refunding RB Series 2016A	5.00%	01/01/28 (a)	115,000	116,423
Refunding RB Series 2016A	5.00%	01/01/30 (a)	225,000	227,728
Refunding RB Series 2016A	5.00%	01/01/31 (a)	150,000	151,763
Refunding RB Series 2022A	5.00%	01/01/52 (a)	415,000	425,259
Minnesota Public Facilities Authority State Revolving Fund
RB Series 2023A	5.00%	03/01/31	80,000	88,571
RB Series 2023A	5.00%	03/01/32	100,000	112,432
RB Series 2023A	5.00%	03/01/33	635,000	724,418
RB Series 2023A	5.00%	03/01/35 (a)	100,000	112,499
North St. Paul-Maplewood-Oakdale Independent School District No. 622
GO Bonds Series 2019A	3.00%	02/01/46 (a)(c)	10,000	8,237
State of Minnesota
COP Series 2023	5.00%	11/01/37 (a)	265,000	295,624
COP Series 2023	5.00%	11/01/38 (a)	300,000	333,034
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
COP Series 2023	5.00%	11/01/39 (a)	40,000	44,124
COP Series 2023	5.00%	11/01/42 (a)	150,000	163,876
GO Bonds Series 2021A	5.00%	09/01/28	15,000	15,807
GO Bonds Series 2021A	5.00%	09/01/29	205,000	220,380
GO Bonds Series 2021A	4.00%	09/01/34 (a)	85,000	88,678
GO Bonds Series 2021A	4.00%	09/01/37 (a)	4,250,000	4,349,730
GO Bonds Series 2021A	4.00%	09/01/39 (a)	60,000	61,041
GO Bonds Series 2024A	5.00%	08/01/28	70,000	73,635
GO Bonds Series 2024A	5.00%	08/01/32	200,000	225,633
GO Bonds Series 2024A	5.00%	08/01/33	1,000,000	1,141,345
GO Bonds Series 2024A	5.00%	08/01/36 (a)	300,000	343,095
GO Bonds Series 2024A	5.00%	08/01/40 (a)	200,000	224,096
GO Bonds Series 2024A	5.00%	08/01/41 (a)	100,000	111,560
GO Bonds Series 2024A	5.00%	08/01/44 (a)	100,000	109,916
GO Bonds Series 2025A	5.00%	08/01/27	115,000	118,240
GO Bonds Series 2025A	5.00%	08/01/30	750,000	820,447
GO Bonds Series 2025A	5.00%	08/01/35	250,000	290,834
GO Bonds Series 2025A	5.00%	08/01/39 (a)	1,000,000	1,139,018
Refunding GO Bonds Series 2016D	5.00%	08/01/26	125,000	125,230
Refunding GO Bonds Series 2017D	5.00%	10/01/27	1,230,000	1,269,863
Refunding GO Bonds Series 2017D	5.00%	10/01/28 (a)	100,000	103,185
Refunding GO Bonds Series 2023E	5.00%	08/01/26	265,000	265,487
Refunding GO Bonds Series 2023E	5.00%	08/01/28	125,000	131,490
Refunding GO Bonds Series 2023E	5.00%	08/01/30	300,000	328,179
Refunding GO Bonds Series 2023E	5.00%	08/01/32	1,135,000	1,278,432
Refunding RB Series 2022A	5.00%	03/01/27	180,000	182,972
Refunding RB Series 2022A	5.00%	03/01/29	105,000	111,584
Refunding RB Series 2022A	5.00%	03/01/30	325,000	351,963
				18,633,070
MISSISSIPPI 0.1%
Mississippi Development Bank
Refunding RB Series 2024A	5.00%	01/01/31	380,000	415,642
State of Mississippi
GO Bonds Series 2017A	5.00%	10/01/32 (a)(b)	430,000	443,612
GO Bonds Series 2017A	5.00%	10/01/34 (a)(b)	110,000	113,482
GO Bonds Series 2019B	4.00%	10/01/39 (a)	340,000	342,425
Refunding GO Bonds Series 2017A	5.00%	10/01/27	370,000	382,130
Refunding GO Bonds Series 2017A	5.00%	10/01/28 (a)	365,000	376,635
Refunding GO Bonds Series 2017A	5.00%	10/01/29 (a)	835,000	861,308
State of Mississippi Gaming Tax Revenue
RB Series 2019A	4.00%	10/15/38 (a)	1,300,000	1,301,150
West Rankin Utility Authority
RB Series 2018	5.00%	01/01/48 (a)(b)(c)	50,000	51,909
				4,288,293
MISSOURI 0.3%
City of Kansas City Sanitary Sewer System Revenue
RB Series 2018A	4.00%	01/01/42 (a)	20,000	20,027
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Kansas City Water Revenue
RB Series 2025A	5.00%	12/01/49 (a)	250,000	265,253
City of Springfield Public Utility Revenue
Refunding RB Series 2025	5.00%	08/01/31	250,000	277,308
Refunding RB Series 2025	5.00%	08/01/34	1,000,000	1,150,174
City of St. Louis Airport Revenue
RB Series 2005	5.50%	07/01/28 (c)	45,000	47,554
RB Series 2024A	5.25%	07/01/49 (a)	265,000	281,883
RB Series 2024A	5.25%	07/01/54 (a)(c)	655,000	691,238
County of Jackson
RB Series 2023A	4.38%	12/01/58 (a)	100,000	97,129
Curators of the University of Missouri
RB Series 2020B	5.00%	11/01/30	2,600,000	2,852,053
Refunding RB Series 2024	5.00%	11/01/34	500,000	578,791
Health & Educational Facilities Authority of the State of Missouri
St. Louis University RB Series 2019A	5.00%	10/01/46 (a)	55,000	56,504
Metropolitan St. Louis Sewer District
Refunding RB Series 2017A	5.00%	05/01/29 (a)	75,000	76,475
Missouri Development Finance Board
Zoological Subdistrict of the Metropolitan Zoo Park & Museum District of St. Louis RB Series 2022	5.25%	05/01/55 (a)	25,000	25,988
Missouri Highway & Transportation Commission
RB Series 2022A	5.00%	05/01/27	100,000	102,133
RB Series 2022A	5.00%	05/01/28	110,000	115,181
RB Series 2022A	5.00%	05/01/30	180,000	196,077
RB Series 2025A	5.00%	05/01/27	150,000	153,200
RB Series 2025A	5.00%	05/01/28	920,000	963,331
RB Series 2025A	5.00%	05/01/30	490,000	533,765
RB Series 2025A	5.00%	05/01/31	135,000	149,427
RB Series 2026A	5.00%	05/01/28	410,000	429,310
RB Series 2026A	5.00%	05/01/31	1,000,000	1,106,866
Missouri Joint Municipal Electric Utility Commission
RB Series 2025	5.00%	01/01/51 (a)	500,000	521,243
RB Series 2025	5.25%	01/01/56 (a)	200,000	211,905
Prairie State Project Revenue Refunding RB Series 2016A	4.00%	12/01/41 (a)	285,000	280,077
Springfield School District No. R-12
GO Bonds Series 2019	5.00%	03/01/37 (a)	135,000	141,001
GO Bonds Series 2019	3.00%	03/01/39 (a)	200,000	183,425
GO Bonds Series 2023	4.00%	03/01/41 (a)(c)	500,000	510,385
St. Charles County Francis Howell R-III School District
Refunding GO Bonds Series 2022	5.00%	03/01/42 (a)	325,000	344,371
				12,362,074
MONTANA 0.0%
Lewis & Clark County High School District No. 1 Helena
GO Bonds Series 2025	5.00%	07/01/56 (a)(c)	500,000	520,530
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NEBRASKA 0.4%
Nebraska Public Power District
Refunding RB Series 2023A	5.00%	07/01/28 (a)	595,000	616,495
Refunding RB Series 2026A	5.00%	01/01/51 (a)	1,000,000	1,055,177
Omaha Public Power District
RB Series 2019A	5.00%	02/01/31 (a)	450,000	476,111
RB Series 2021A	5.00%	02/01/46 (a)	80,000	83,521
RB Series 2022A	5.00%	02/01/47 (a)	100,000	104,745
RB Series 2022A	5.25%	02/01/52 (a)	150,000	157,209
RB Series 2023A	5.25%	02/01/53 (a)	4,965,000	5,238,864
RB Series 2024A	5.50%	02/01/49 (a)	105,000	114,070
RB Series 2024C	4.00%	02/01/49 (a)	100,000	95,816
RB Series 2025A	5.25%	02/01/50 (a)	1,250,000	1,342,867
RB Series 2025B	5.00%	02/01/50 (a)	500,000	529,834
RB Series 2026A	5.00%	02/01/56 (a)	1,000,000	1,050,866
Refunding RB Series 2017A	4.00%	02/01/42 (a)	150,000	150,074
Refunding RB Series 2021B	4.00%	02/01/46 (a)	560,000	544,325
Refunding RB Series 2024B	5.00%	02/01/35 (a)	100,000	112,940
Refunding RB Series 2024B	5.00%	02/01/36 (a)	500,000	561,100
Refunding RB Series 2024B	5.00%	02/01/37 (a)	70,000	78,053
Refunding RB Series 2024B	5.00%	02/01/38 (a)	70,000	77,665
Refunding RB Series 2024D	5.00%	02/01/39 (a)	150,000	166,645
Omaha Public Power District Nebraska City Station Unit 2
Refunding RB Series 2026A	5.00%	02/01/49 (a)	210,000	222,919
University of Nebraska Facilities Corp.
RB Series 2021A	4.00%	07/15/59 (a)	110,000	96,365
RB Series 2021A	4.00%	07/15/62 (a)	200,000	174,591
Village of Boys Town
Father Flanagan’s Boy’s Home RB Series 2026	5.00%	07/01/46 (a)	310,000	326,500
Father Flanagan’s Boy’s Home RB Series 2026	5.25%	07/01/55 (a)	615,000	637,624
				14,014,376
NEVADA 0.4%
City of Henderson
GO Bonds Series 2020A-1	4.00%	06/01/45 (a)	100,000	99,650
Clark County School District
Refunding GO Bonds Series 2025B	5.00%	06/15/28	295,000	308,412
Refunding GO Bonds Series 2025B	5.00%	06/15/42 (a)	1,000,000	1,091,549
Clark County Water Reclamation District
GO Bonds Series 2023	5.00%	07/01/53 (a)	250,000	260,023
County of Clark
GO Bonds Series 2018	4.00%	07/01/45 (a)	285,000	279,250
GO Bonds Series 2018A	5.00%	06/01/43 (a)	1,015,000	1,045,047
GO Bonds Series 2018A	5.00%	05/01/48 (a)	300,000	306,101
Refunding GO Bonds Series 2016B	5.00%	11/01/26	185,000	186,507
Refunding GO Bonds Series 2016B	5.00%	11/01/28 (a)	210,000	211,702
Regional Transportation Commission of Southern Nevada Motor Fuel Tax Revenue RB Series 2022	5.00%	07/01/36 (a)	20,000	22,012
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
County of Clark Department of Aviation
RB Series 2024B	5.00%	07/01/29	665,000	710,943
Refunding RB Series 2019	5.00%	07/01/32 (a)	160,000	170,273
Refunding RB Series 2024A	5.00%	07/01/27	480,000	492,462
Refunding RB Series 2024A	5.00%	07/01/28	265,000	277,844
Refunding RB Series 2024A	5.00%	07/01/29	1,000,000	1,069,088
County of Clark Passenger Facility Charge Revenue
Refunding RB Series 2019E	5.00%	07/01/33 (a)	100,000	106,227
County of Washoe Gas Tax Revenue
Refunding RB Series 2018	5.00%	02/01/42 (a)	2,000,000	2,077,555
Las Vegas Convention & Visitors Authority
County of Clark & City of Las Vegas Combined Room Tax Revenue RB Series 2018B	5.00%	07/01/43 (a)	1,100,000	1,130,635
County of Clark & City of Las Vegas Combined Room Tax Revenue RB Series 2018B	4.00%	07/01/49 (a)	1,205,000	1,103,361
County of Clark & City of Las Vegas Combined Room Tax Revenue RB Series 2022B	5.25%	07/01/49 (a)	315,000	329,993
County of Clark & City of Las Vegas Combined Room Tax Revenue RB Series 2023A	5.00%	07/01/49 (a)	150,000	155,368
Las Vegas Valley Water District
GO Bonds Series 2022A	4.00%	06/01/46 (a)	490,000	476,633
GO Bonds Series 2022A	4.00%	06/01/51 (a)	1,100,000	1,038,636
GO Bonds Series 2025A	5.00%	06/01/44 (a)	120,000	131,791
Refunding GO Bonds Series 2024A	5.00%	06/01/37 (a)	215,000	243,071
Refunding GO Bonds Series 2024A	5.00%	06/01/38 (a)	590,000	664,149
State of Nevada Highway Improvement Revenue
RB Series 2017	5.00%	12/01/30 (a)	225,000	230,108
RB Series 2017	5.00%	12/01/31 (a)	125,000	127,757
RB Series 2017	4.00%	12/01/33 (a)	1,310,000	1,315,390
Washoe County School District
GO Bonds Series 2020A	4.00%	10/01/45 (a)	300,000	293,327
				15,954,864
NEW HAMPSHIRE 0.0%
City of Manchester Sewer Revenue
RB Series 2024	5.25%	06/01/54 (a)	185,000	195,403
New Hampshire Business Finance Authority
Novant Health Obligated Group RB Series 2025A	5.00%	06/01/55 (a)	300,000	302,951
New Hampshire Health & Education Facilities Authority Act
Trustees of Dartmouth College RB Series 2025A	5.00%	06/01/35	1,000,000	1,164,422
				1,662,776
NEW JERSEY 4.0%
Gloucester County Improvement Authority
Rowan University RB Series 2024	5.00%	07/01/49 (a)(c)	100,000	103,691
Hudson County Improvement Authority
RB Series 2016	5.25%	05/01/51 (a)	50,000	50,042
RB Series 2020	4.00%	10/01/51 (a)	50,000	47,866
Middlesex County Improvement Authority
RB Series 2026B	5.00%	09/15/32	250,000	282,657
Rutgers The State University of New Jersey RB Series 2023A	5.00%	08/15/53 (a)	500,000	525,279
New Jersey Economic Development Authority
RB Series 2015WW	5.25%	06/15/28 (a)	100,000	100,140
RB Series 2016AAA	5.00%	06/15/41 (a)(b)	440,000	444,785
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2016BBB	5.50%	06/15/29 (a)(b)	785,000	795,301
RB Series 2016BBB	4.75%	06/15/31 (a)(b)	1,175,000	1,186,456
RB Series 2016BBB	5.50%	06/15/31 (a)(b)	75,000	75,984
RB Series 2017A	4.00%	11/01/27	210,000	214,317
RB Series 2017B	4.13%	06/15/39 (a)(c)	30,000	30,308
RB Series 2017DDD	5.00%	06/15/42 (a)(b)	425,000	435,240
RB Series 2018A	5.00%	06/15/42 (a)	1,250,000	1,275,562
RB Series 2018A	5.00%	06/15/47 (a)	250,000	253,720
RB Series 2018EEE	5.00%	06/15/48 (a)	500,000	512,020
RB Series 2020A	4.00%	11/01/38 (a)	500,000	502,090
RB Series 2020A	5.00%	11/01/44 (a)	1,000,000	1,038,756
RB Series 2021QQQ	4.00%	06/15/50 (a)	100,000	93,682
RB Series 2022A	5.00%	11/01/52 (a)	3,295,000	3,395,729
Refunding RB Series 2005N-1	5.50%	09/01/26 (c)	1,140,000	1,145,255
Refunding RB Series 2023RRR	5.00%	03/01/28	1,615,000	1,682,446
Refunding RB Series 2024SSS	5.25%	06/15/36 (a)	25,000	28,623
Refunding RB Series 2024SSS	5.25%	06/15/38 (a)	500,000	565,360
Motor Vehicle Surcharge Revenue Refunding RB Series 2017A	3.13%	07/01/31 (a)(c)	75,000	74,600
Transit Corp. Refunding RB Series 2017B	5.00%	11/01/26	500,000	503,904
New Jersey Educational Facilities Authority
RB Series 2016B	5.00%	09/01/36 (a)	160,000	160,418
RB Series 2023A	4.63%	09/01/48 (a)	740,000	756,290
RB Series 2023A	5.25%	09/01/53 (a)	500,000	526,009
Trustees of Princeton University RB Series 2015D	4.00%	07/01/45 (a)	100,000	99,998
Trustees of Princeton University RB Series 2022A	5.00%	03/01/27	1,375,000	1,399,540
Trustees of Princeton University RB Series 2022A	5.00%	03/01/32	265,000	297,501
Trustees of Princeton University RB Series 2024A1	5.00%	03/01/33	600,000	682,918
Trustees of Princeton University RB Series 2024A1	5.00%	03/01/34	500,000	575,749
Trustees of Princeton University RB Series 2024A1	5.00%	03/01/37 (a)	775,000	882,248
Trustees of Princeton University RB Series 2024A-2	5.00%	03/01/40 (a)	190,000	214,026
Trustees of Princeton University RB Series 2024A-2	5.00%	03/01/43 (a)	1,780,000	1,975,133
Trustees of Princeton University RB Series 2024B	4.00%	03/01/53 (a)	200,000	199,366
Trustees of Princeton University RB Series 2024B	5.25%	03/01/54 (a)	1,450,000	1,564,843
Trustees of Princeton University Refunding RB Series 2017B	5.00%	07/01/28 (a)	90,000	92,298
Trustees of Princeton University Refunding RB Series 2017B	5.00%	07/01/29 (a)	100,000	102,462
Trustees of Princeton University Refunding RB Series 2024C	5.00%	03/01/27	30,000	30,535
Trustees of Princeton University Refunding RB Series 2024C	5.00%	03/01/29	230,000	245,036
Trustees of Princeton University Refunding RB Series 2024C	5.00%	03/01/44 (a)	250,000	276,206
New Jersey Transportation Trust Fund Authority
RB Series 2006C	2.91%	12/15/26 (c)(d)	45,000	44,408
RB Series 2006C	3.44%	12/15/28 (c)(d)	60,000	55,848
RB Series 2006C	2.87%	12/15/29 (c)(d)	535,000	482,817
RB Series 2006C	3.17%	12/15/30 (c)(d)	320,000	278,939
RB Series 2006C	4.11%	12/15/32 (c)(d)	5,380,000	4,387,184
RB Series 2006C	4.24%	12/15/33 (c)(d)	4,000,000	3,144,235
RB Series 2006C	3.64%	12/15/34 (c)(d)	460,000	347,922
RB Series 2006C	3.39%	12/15/35 (c)(d)	35,000	25,117
RB Series 2008A	2.95%	12/15/28 (d)	330,000	307,162
RB Series 2008A	4.07%	12/15/35 (d)	215,000	154,287
RB Series 2008A	3.62%	12/15/36 (a)(d)	30,000	20,529
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2008A	6.75%	12/15/37 (d)	1,000,000	651,411
RB Series 2008A	3.73%	12/15/38 (d)	2,185,000	1,357,412
RB Series 2009A	3.48%	12/15/32 (a)(d)	265,000	214,729
RB Series 2009A	3.77%	12/15/33 (d)	230,000	179,472
RB Series 2009A	3.84%	12/15/34 (d)	170,000	127,515
RB Series 2009A	3.99%	12/15/38 (a)(d)	300,000	186,372
RB Series 2009A	3.90%	12/15/39 (d)	3,050,000	1,807,302
RB Series 2010A	2.69%	12/15/26 (d)	1,650,000	1,628,287
RB Series 2010A	2.61%	12/15/27 (d)	300,000	287,838
RB Series 2010A	3.46%	12/15/28 (d)	700,000	651,555
RB Series 2010A	2.78%	12/15/29 (d)	765,000	689,209
RB Series 2010A	2.78%	12/15/30 (d)	1,750,000	1,525,450
RB Series 2010A	3.78%	12/15/31 (a)(d)	210,000	176,601
RB Series 2010A	3.75%	12/15/33 (d)	100,000	78,031
RB Series 2010A	3.52%	12/15/34 (d)	85,000	63,758
RB Series 2010A	3.94%	12/15/40 (d)	3,280,000	1,850,704
RB Series 2014AA	4.25%	06/15/44 (a)	1,500,000	1,496,808
RB Series 2014BB-1	5.00%	06/15/32 (a)	600,000	630,043
RB Series 2014BB-1	5.00%	06/15/33 (a)	80,000	83,860
RB Series 2016A-1	5.00%	06/15/27 (a)	4,100,000	4,123,595
RB Series 2016A-1	5.00%	06/15/28 (a)	500,000	502,881
RB Series 2016A-1	5.00%	06/15/30 (a)	1,480,000	1,482,157
RB Series 2016A-1	4.10%	06/15/31 (a)	100,000	100,063
RB Series 2019AA	4.00%	06/15/36 (a)	2,300,000	2,321,708
RB Series 2019AA	5.00%	06/15/46 (a)	1,085,000	1,108,594
RB Series 2019BB	5.00%	06/15/33 (a)	200,000	209,650
RB Series 2019BB	3.25%	06/15/39 (a)	635,000	585,161
RB Series 2019BB	4.00%	06/15/44 (a)	1,000,000	977,788
RB Series 2019BB	5.00%	06/15/44 (a)	350,000	359,529
RB Series 2019BB	3.50%	06/15/46 (a)	500,000	446,787
RB Series 2019BB	4.00%	06/15/50 (a)	1,160,000	1,089,973
RB Series 2019BB	5.00%	06/15/50 (a)(b)	195,000	206,929
RB Series 2020AA	4.00%	06/15/35 (a)	220,000	224,604
RB Series 2020AA	4.00%	06/15/36 (a)	140,000	142,317
RB Series 2020AA	5.00%	06/15/36 (a)	100,000	107,442
RB Series 2020AA	5.00%	06/15/38 (a)	200,000	213,181
RB Series 2020AA	4.00%	06/15/40 (a)	100,000	99,872
RB Series 2020AA	4.00%	06/15/45 (a)	780,000	757,300
RB Series 2020AA	3.00%	06/15/50 (a)	540,000	409,464
RB Series 2020AA	4.00%	06/15/50 (a)	175,000	164,435
RB Series 2020AA	5.00%	06/15/50 (a)(b)	45,000	49,628
RB Series 2020AA	5.00%	06/15/50 (a)	155,000	158,656
RB Series 2022A	4.00%	06/15/40 (a)	50,000	49,936
RB Series 2022A	4.00%	06/15/41 (a)	100,000	99,020
RB Series 2022BB	5.00%	06/15/36 (a)	45,000	49,038
RB Series 2022BB	4.00%	06/15/39 (a)	1,475,000	1,479,740
RB Series 2022BB	4.00%	06/15/41 (a)	500,000	495,100
RB Series 2022BB	4.00%	06/15/50 (a)	250,000	234,908
RB Series 2022CC	5.00%	06/15/35 (a)	50,000	55,554
RB Series 2022CC	5.00%	06/15/40 (a)	180,000	195,024
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2022CC	5.25%	06/15/41 (a)	100,000	109,258
RB Series 2022CC	5.00%	06/15/44 (a)	150,000	159,713
RB Series 2022CC	5.25%	06/15/46 (a)(b)	105,000	120,948
RB Series 2022CC	5.25%	06/15/46 (a)	210,000	224,189
RB Series 2022CC	5.00%	06/15/48 (a)(b)	60,000	68,229
RB Series 2022CC	5.50%	06/15/50 (a)(b)	1,500,000	1,749,926
RB Series 2023BB	5.00%	06/15/33	1,900,000	2,140,992
RB Series 2023BB	5.00%	06/15/35 (a)	120,000	135,170
RB Series 2023BB	5.00%	06/15/43 (a)	1,500,000	1,617,224
RB Series 2023BB	5.00%	06/15/46 (a)	980,000	1,035,428
RB Series 2023BB	5.25%	06/15/50 (a)	1,500,000	1,590,969
RB Series 2024CC	5.00%	06/15/30	545,000	590,964
RB Series 2024CC	5.00%	06/15/31	50,000	55,060
RB Series 2024CC	5.00%	06/15/32	250,000	278,916
RB Series 2024CC	5.00%	06/15/35 (a)	500,000	570,241
RB Series 2024CC	5.00%	06/15/36 (a)	2,230,000	2,526,271
RB Series 2024CC	5.00%	06/15/37 (a)	65,000	73,100
RB Series 2024CC	5.00%	06/15/45 (a)	250,000	267,883
RB Series 2024CC	4.13%	06/15/50 (a)	1,130,000	1,080,934
RB Series 2024CC	4.13%	06/15/55 (a)	100,000	94,238
RB Series 2024CC	5.25%	06/15/55 (a)	1,335,000	1,411,269
RB Series 2025AA	5.00%	06/15/30	1,070,000	1,160,692
RB Series 2025AA	5.00%	06/15/36 (a)	630,000	722,229
RB Series 2025AA	5.00%	06/15/39 (a)	2,250,000	2,524,753
RB Series 2025AA	5.00%	06/15/41 (a)	250,000	276,796
RB Series 2025AA	5.00%	06/15/43 (a)	2,000,000	2,193,282
RB Series 2025AA	5.00%	06/15/45 (a)	1,500,000	1,617,801
RB Series 2025AA	5.00%	06/15/50 (a)	1,315,000	1,374,175
RB Series 2025AA	5.00%	06/15/55 (a)	3,000,000	3,106,686
Refunding RB Series 2018A	5.00%	12/15/27	275,000	285,070
Refunding RB Series 2018A	5.00%	06/15/30 (a)	625,000	625,911
Refunding RB Series 2018A	5.00%	12/15/30 (a)	270,000	284,382
Refunding RB Series 2018A	5.00%	06/15/31 (a)	290,000	290,410
Refunding RB Series 2018A	5.00%	12/15/32 (a)	750,000	786,872
Refunding RB Series 2018A	5.00%	12/15/33 (a)	1,105,000	1,157,318
Refunding RB Series 2018A	5.00%	12/15/34 (a)	210,000	219,612
Refunding RB Series 2018A	4.00%	12/15/37 (a)(c)	150,000	151,234
Refunding RB Series 2019A	5.00%	12/15/27	500,000	518,310
Refunding RB Series 2019A	5.00%	12/15/31 (a)	100,000	107,178
Refunding RB Series 2019A	4.00%	12/15/39 (a)	65,000	65,056
Refunding RB Series 2021A	5.00%	06/15/28	450,000	471,954
Refunding RB Series 2021A	5.00%	06/15/29	120,000	127,891
Refunding RB Series 2021A	5.00%	06/15/30	135,000	146,385
Refunding RB Series 2021A	5.00%	06/15/31	100,000	110,120
Refunding RB Series 2021A	5.00%	06/15/32 (a)	200,000	219,517
Refunding RB Series 2021A	5.00%	06/15/33 (a)	100,000	109,395
Refunding RB Series 2021A	4.00%	06/15/34 (a)	30,000	30,852
Refunding RB Series 2021A	4.00%	06/15/35 (a)	215,000	219,962
Refunding RB Series 2022AA	5.00%	06/15/27	1,000,000	1,024,117
Refunding RB Series 2022AA	5.00%	06/15/30	105,000	113,855
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2022AA	5.00%	06/15/31	330,000	363,397
Refunding RB Series 2022AA	5.00%	06/15/37 (a)	200,000	218,369
Refunding RB Series 2023A	5.00%	06/15/37 (a)	605,000	668,490
Refunding RB Series 2023A	4.25%	06/15/40 (a)	1,150,000	1,165,059
Refunding RB Series 2023AA	5.00%	06/15/28	185,000	194,025
Refunding RB Series 2023AA	5.00%	06/15/30	30,000	32,530
Refunding RB Series 2023AA	5.00%	06/15/34 (a)	35,000	39,335
Refunding RB Series 2023AA	5.00%	06/15/35 (a)	500,000	559,405
Refunding RB Series 2023AA	5.00%	06/15/37 (a)	25,000	27,624
Refunding RB Series 2023AA	5.00%	06/15/39 (a)	605,000	661,616
Refunding RB Series 2024A	5.00%	06/15/32	1,860,000	2,075,134
Refunding RB Series 2024A	5.00%	06/15/33	515,000	581,012
Refunding RB Series 2024A	5.00%	06/15/34	2,500,000	2,847,172
Refunding RB Series 2024A	5.00%	06/15/35 (a)	295,000	336,442
Refunding RB Series 2024A	5.00%	06/15/36 (a)	855,000	968,593
Refunding RB Series 2024A	5.00%	06/15/37 (a)	1,000,000	1,124,612
Refunding RB Series 2024A	5.00%	06/15/38 (a)	500,000	558,615
Refunding RB Series 2024A	5.25%	06/15/39 (a)	115,000	129,855
Refunding RB Series 2024AA	5.00%	06/15/39 (a)	1,430,000	1,588,716
Refunding RB Series 2024AA	4.00%	06/15/40 (a)	250,000	249,679
Refunding RB Series 2024AA	5.25%	06/15/41 (a)	1,000,000	1,114,864
Refunding RB Series 2024AA	4.00%	06/15/42 (a)	500,000	493,324
Refunding RB Series 2024AA	5.00%	06/15/42 (a)	475,000	518,942
New Jersey Turnpike Authority
RB Series 2017A	5.00%	01/01/27	200,000	202,405
RB Series 2017A	5.00%	01/01/31 (a)	885,000	894,804
RB Series 2017A	5.00%	01/01/32 (a)	250,000	252,664
RB Series 2019A	4.00%	01/01/48 (a)	2,155,000	2,115,451
RB Series 2019A	5.00%	01/01/48 (a)	3,000,000	3,080,788
RB Series 2020D	5.00%	01/01/28	100,000	102,020
RB Series 2021A	4.00%	01/01/42 (a)	2,095,000	2,093,267
RB Series 2021A	4.00%	01/01/51 (a)	100,000	96,044
RB Series 2022B	5.00%	01/01/46 (a)	120,000	127,883
RB Series 2022B	4.50%	01/01/48 (a)	5,000,000	5,070,457
RB Series 2022B	5.25%	01/01/52 (a)	150,000	159,497
RB Series 2024B	5.25%	01/01/49 (a)	1,125,000	1,213,146
RB Series 2025A	4.75%	01/01/50 (a)	3,000,000	3,115,198
RB Series 2025A	5.25%	01/01/55 (a)	1,000,000	1,079,789
RB Series 2025B	5.00%	01/01/29	1,210,000	1,282,386
RB Series 2025B	5.00%	01/01/33	1,000,000	1,128,142
RB Series 2025B	5.00%	01/01/34	1,000,000	1,140,767
Refunding RB Series 2005A	5.25%	01/01/27 (c)	115,000	116,617
Refunding RB Series 2005A	5.25%	01/01/28 (c)	80,000	83,504
Refunding RB Series 2017B	5.00%	01/01/28	100,000	103,862
Refunding RB Series 2017B	5.00%	01/01/31 (a)	200,000	206,512
Refunding RB Series 2017B	4.00%	01/01/37 (a)	240,000	241,755
Refunding RB Series 2017E	5.00%	01/01/29 (a)	95,000	98,459
Refunding RB Series 2017G	5.00%	01/01/36 (a)	90,000	92,422
Refunding RB Series 2017G	3.25%	01/01/38 (a)	200,000	189,880
Refunding RB Series 2017G	4.00%	01/01/43 (a)	150,000	148,480
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2022C	5.00%	01/01/29	600,000	635,894
Refunding RB Series 2022C	5.00%	01/01/30	410,000	442,089
Refunding RB Series 2024C	5.00%	01/01/43 (a)	1,500,000	1,646,766
Refunding RB Series 2024C	5.00%	01/01/44 (a)	400,000	437,325
Refunding RB Series 2024C	5.00%	01/01/45 (a)	150,000	162,664
South Jersey Transportation Authority
RB Series 2022A	4.63%	11/01/47 (a)	85,000	85,459
RB Series 2022A	5.25%	11/01/52 (a)	200,000	208,735
RB Series 2022A	5.25%	11/01/52 (a)(c)	500,000	524,088
State of New Jersey
GO Bonds Series 2020A	5.00%	06/01/27	1,525,000	1,560,390
GO Bonds Series 2020A	5.00%	06/01/28	2,010,000	2,105,775
GO Bonds Series 2020A	5.00%	06/01/29	1,995,000	2,133,013
GO Bonds Series 2020A	4.00%	06/01/30	2,000,000	2,097,287
GO Bonds Series 2020A	4.00%	06/01/31	1,115,000	1,177,850
GO Bonds Series 2020A	4.00%	06/01/32	1,225,000	1,301,869
				158,294,178
NEW MEXICO 0.1%
New Mexico Finance Authority
Refunding RB Series 2024A	5.00%	06/15/27	120,000	122,883
Department of Transportation RB Series 2021A	5.00%	06/15/28	405,000	424,520
Department of Transportation RB Series 2021A	5.00%	06/15/29	265,000	283,385
Department of Transportation RB Series 2021A	5.00%	06/15/30	460,000	501,153
Department of Transportation Refunding RB Series 2018A	5.00%	06/15/27	285,000	291,792
Department of Transportation Refunding RB Series 2018A	5.00%	06/15/28	25,000	26,205
Department of Transportation Refunding RB Series 2018A	5.00%	06/15/29 (a)	165,000	172,830
State of New Mexico
GO Bonds Series 2023	5.00%	03/01/32	30,000	33,579
GO Bonds Series 2025	5.00%	03/01/27 (b)	295,000	299,910
State of New Mexico Severance Tax Permanent Fund
RB Series 2021A	5.00%	07/01/26	135,000	135,000
RB Series 2021A	5.00%	07/01/28	130,000	136,509
RB Series 2021A	5.00%	07/01/29	470,000	503,033
RB Series 2021A	5.00%	07/01/30	100,000	108,877
RB Series 2021A	5.00%	07/01/31	235,000	259,880
RB Series 2022A	5.00%	07/01/30	650,000	707,698
RB Series 2022A	5.00%	07/01/31	505,000	558,466
RB Series 2022A	5.00%	07/01/32	35,000	39,256
RB Series 2022B	5.00%	07/01/26	200,000	200,000
RB Series 2022B	5.00%	07/01/27	275,000	282,085
RB Series 2022B	5.00%	07/01/28	35,000	36,752
RB Series 2022B	5.00%	07/01/31	115,000	127,175
RB Series 2025A	5.00%	07/01/35 (a)	405,000	434,107
				5,685,095
NEW YORK 25.7%
Battery Park City Authority
RB Series 2019A	4.00%	11/01/44 (a)	100,000	100,143
RB Series 2019A	5.00%	11/01/49 (a)	15,000	15,198
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2023A	5.00%	11/01/48 (a)	325,000	346,910
RB Series 2023A	5.00%	11/01/53 (a)	2,055,000	2,167,839
Refunding RB Series 2023B	5.00%	11/01/27	280,000	290,268
Refunding RB Series 2023B	5.00%	11/01/29	230,000	249,682
Refunding RB Series 2025	5.00%	11/01/50 (a)	1,420,000	1,524,761
Refunding RB Series 2025	5.25%	11/01/55 (a)	1,350,000	1,461,359
City of New York
GO Bonds Series 2008J-10	5.00%	08/01/26	830,000	831,553
GO Bonds Series 2008L-5	5.00%	04/01/33 (a)	140,000	152,664
GO Bonds Series 2008L-5	5.00%	04/01/34 (a)	30,000	32,613
GO Bonds Series 2012-1	5.00%	04/01/30	140,000	151,118
GO Bonds Series 2012-1	5.00%	04/01/31	75,000	82,166
GO Bonds Series 2012-1	5.00%	04/01/33 (a)	110,000	119,951
GO Bonds Series 2012-1	5.00%	04/01/35 (a)	15,000	16,255
GO Bonds Series 2015F-1	3.50%	06/01/33 (a)	20,000	19,999
GO Bonds Series 2016A-1	5.00%	08/01/33 (a)	150,000	150,272
GO Bonds Series 2016A-1	4.00%	08/01/34 (a)	105,000	105,022
GO Bonds Series 2016A-1	4.00%	08/01/35 (a)	175,000	175,017
GO Bonds Series 2016A-1	5.00%	08/01/38 (a)	25,000	25,034
GO Bonds Series 2016B-1	5.00%	12/01/29 (a)	40,000	40,413
GO Bonds Series 2016B-1	5.00%	12/01/38 (a)	25,000	25,168
GO Bonds Series 2016B-1	5.00%	12/01/41 (a)	355,000	357,007
GO Bonds Series 2016B-1	4.00%	12/01/43 (a)	100,000	97,847
GO Bonds Series 2017-1	5.00%	08/01/28 (a)	105,000	107,685
GO Bonds Series 2017B-1	5.25%	10/01/31 (a)	250,000	257,677
GO Bonds Series 2017B-1	5.25%	10/01/33 (a)	150,000	154,344
GO Bonds Series 2017B-1	3.00%	10/01/34 (a)	100,000	96,970
GO Bonds Series 2017B-1	5.00%	10/01/37 (a)	220,000	224,720
GO Bonds Series 2017B-1	5.00%	10/01/38 (a)	75,000	76,535
GO Bonds Series 2017B-1	3.25%	10/01/42 (a)	335,000	290,672
GO Bonds Series 2018D-1	5.00%	12/01/33 (a)	100,000	104,821
GO Bonds Series 2018D-1	5.00%	12/01/37 (a)	320,000	332,842
GO Bonds Series 2018D-1	5.00%	12/01/39 (a)	150,000	155,454
GO Bonds Series 2018D-1	5.00%	12/01/40 (a)	1,450,000	1,498,632
GO Bonds Series 2018E-1	5.00%	03/01/40 (a)	50,000	51,254
GO Bonds Series 2018E-1	3.63%	03/01/45 (a)	70,000	62,835
GO Bonds Series 2018F-1	5.00%	04/01/34 (a)	25,000	25,877
GO Bonds Series 2018F-1	5.00%	04/01/35 (a)	200,000	206,771
GO Bonds Series 2018F-1	5.00%	04/01/37 (a)	175,000	180,290
GO Bonds Series 2018F-1	3.38%	04/01/38 (a)	595,000	574,020
GO Bonds Series 2018F-1	5.00%	04/01/39 (a)	25,000	25,695
GO Bonds Series 2018F-1	5.00%	04/01/40 (a)	165,000	169,307
GO Bonds Series 2018F-1	5.00%	04/01/43 (a)	1,035,000	1,056,885
GO Bonds Series 2018F-1	3.50%	04/01/46 (a)	55,000	47,500
GO Bonds Series 2019A-1	5.00%	08/01/35 (a)	100,000	105,227
GO Bonds Series 2019A-1	3.00%	08/01/36 (a)	105,000	99,068
GO Bonds Series 2019A-1	4.00%	08/01/37 (a)	1,150,000	1,155,630
GO Bonds Series 2019A-1	4.00%	08/01/38 (a)	75,000	75,165
GO Bonds Series 2019A-1	4.00%	08/01/40 (a)	1,350,000	1,335,621
GO Bonds Series 2019A-1	4.00%	08/01/42 (a)	235,000	232,931
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2019A-1	4.00%	08/01/44 (a)	300,000	291,849
GO Bonds Series 2019A-1	3.00%	08/01/45 (a)	50,000	39,443
GO Bonds Series 2019B-1	5.00%	10/01/32 (a)	110,000	116,714
GO Bonds Series 2019B-1	5.00%	10/01/33 (a)	55,000	58,252
GO Bonds Series 2019B-1	5.00%	10/01/34 (a)	225,000	237,804
GO Bonds Series 2019B-1	4.00%	10/01/37 (a)	50,000	50,238
GO Bonds Series 2019B-1	5.00%	10/01/43 (a)	105,000	108,576
GO Bonds Series 2019B-1	3.00%	10/01/44 (a)	975,000	794,512
GO Bonds Series 2020C	5.00%	08/01/27	190,000	195,333
GO Bonds Series 2020C	5.00%	08/01/29	115,000	123,035
GO Bonds Series 2020C	5.00%	08/01/31 (a)	165,000	178,340
GO Bonds Series 2020C	5.00%	08/01/33 (a)	275,000	295,688
GO Bonds Series 2020C	5.00%	08/01/34 (a)	105,000	112,544
GO Bonds Series 2020C	4.00%	08/01/37 (a)	300,000	302,251
GO Bonds Series 2020C	4.00%	08/01/40 (a)	175,000	173,506
GO Bonds Series 2020C	4.00%	08/01/41 (a)	10,000	9,889
GO Bonds Series 2020C	5.00%	08/01/42 (a)	75,000	78,416
GO Bonds Series 2020D-1	4.00%	03/01/36 (a)	30,000	30,389
GO Bonds Series 2020D-1	5.00%	03/01/37 (a)	50,000	52,838
GO Bonds Series 2020D-1	5.00%	03/01/40 (a)	30,000	31,428
GO Bonds Series 2020D-1	3.00%	03/01/45 (a)	275,000	220,708
GO Bonds Series 2020D-1	4.00%	03/01/50 (a)	515,000	477,933
GO Bonds Series 2021-1	5.00%	08/01/28	100,000	105,088
GO Bonds Series 2021-1	5.00%	08/01/31	125,000	137,593
GO Bonds Series 2021A-1	4.00%	08/01/34 (a)	30,000	30,986
GO Bonds Series 2021A-1	4.00%	08/01/38 (a)	15,000	15,053
GO Bonds Series 2021A-1	4.00%	08/01/39 (a)	500,000	499,375
GO Bonds Series 2021A-1	4.00%	08/01/41 (a)	50,000	49,445
GO Bonds Series 2021A-1	5.00%	08/01/47 (a)	3,170,000	3,271,521
GO Bonds Series 2021A-1	3.00%	08/01/50 (a)	500,000	375,301
GO Bonds Series 2021A-1	4.00%	08/01/50 (a)	200,000	185,504
GO Bonds Series 2021F-1	5.00%	03/01/27	15,000	15,255
GO Bonds Series 2021F-1	3.00%	03/01/35 (a)	2,100,000	2,030,582
GO Bonds Series 2021F-1	5.00%	03/01/36 (a)	135,000	145,582
GO Bonds Series 2021F-1	4.00%	03/01/38 (a)	685,000	688,094
GO Bonds Series 2021F-1	4.00%	03/01/40 (a)	2,520,000	2,514,286
GO Bonds Series 2021F-1	3.00%	03/01/41 (a)	150,000	128,365
GO Bonds Series 2021F-1	5.00%	03/01/42 (a)	35,000	36,924
GO Bonds Series 2021F-1	5.00%	03/01/43 (a)	1,570,000	1,651,510
GO Bonds Series 2021F-1	4.00%	03/01/47 (a)	175,000	164,213
GO Bonds Series 2021F-1	3.00%	03/01/51 (a)	200,000	149,134
GO Bonds Series 2022A-1	5.00%	09/01/27	2,000,000	2,060,348
GO Bonds Series 2022A-1	5.00%	09/01/28	20,000	21,054
GO Bonds Series 2022A-1	5.00%	09/01/36 (a)	305,000	334,535
GO Bonds Series 2022A-1	5.00%	09/01/38 (a)	125,000	135,903
GO Bonds Series 2022A-1	5.00%	09/01/39 (a)	20,000	21,664
GO Bonds Series 2022A-1	5.25%	09/01/40 (a)	1,000,000	1,095,312
GO Bonds Series 2022A-1	5.00%	09/01/41 (a)	450,000	483,788
GO Bonds Series 2022A-1	5.25%	09/01/41 (a)	2,095,000	2,285,840
GO Bonds Series 2022A-1	5.00%	09/01/42 (a)	150,000	160,615
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2022A-1	4.00%	09/01/46 (a)	3,035,000	2,896,661
GO Bonds Series 2022B-1	5.00%	10/01/28	20,000	21,090
GO Bonds Series 2022B-1	5.00%	10/01/30	75,000	81,619
GO Bonds Series 2022B-1	5.00%	10/01/32	50,000	55,865
GO Bonds Series 2022B-1	5.00%	10/01/36 (a)	100,000	109,754
GO Bonds Series 2022B-1	5.25%	10/01/40 (a)	45,000	49,324
GO Bonds Series 2022B-1	5.25%	10/01/42 (a)	50,000	54,388
GO Bonds Series 2022B-1	5.25%	10/01/43 (a)	170,000	184,229
GO Bonds Series 2022B-1	5.25%	10/01/47 (a)	10,000	10,565
GO Bonds Series 2022D-1	5.00%	05/01/32	245,000	272,355
GO Bonds Series 2022D-1	5.25%	05/01/39 (a)	340,000	372,544
GO Bonds Series 2023A	5.00%	08/01/36 (a)	125,000	138,360
GO Bonds Series 2023A	5.00%	08/01/37 (a)	775,000	853,518
GO Bonds Series 2023A	5.00%	08/01/41 (a)	130,000	140,870
GO Bonds Series 2023A	5.00%	08/01/42 (a)	40,000	43,149
GO Bonds Series 2023A	5.00%	08/01/48 (a)	250,000	261,082
GO Bonds Series 2023A	5.00%	08/01/51 (a)	100,000	103,485
GO Bonds Series 2023A	4.13%	08/01/53 (a)	250,000	235,777
GO Bonds Series 2023E-1	5.00%	04/01/35 (a)	120,000	133,462
GO Bonds Series 2023E-1	5.00%	04/01/37 (a)	320,000	351,661
GO Bonds Series 2023E-1	5.00%	04/01/38 (a)	1,000,000	1,092,679
GO Bonds Series 2023E-1	5.00%	04/01/41 (a)	55,000	59,406
GO Bonds Series 2023E-1	4.00%	04/01/42 (a)	2,100,000	2,076,925
GO Bonds Series 2023E-1	5.25%	04/01/44 (a)	200,000	217,161
GO Bonds Series 2023E-1	4.00%	04/01/45 (a)	300,000	289,442
GO Bonds Series 2023E-1	5.25%	04/01/47 (a)	430,000	457,797
GO Bonds Series 2023E-1	4.00%	04/01/50 (a)	105,000	98,366
GO Bonds Series 2024C	5.00%	03/01/32	115,000	127,571
GO Bonds Series 2024C	5.00%	03/01/37 (a)	10,000	11,113
GO Bonds Series 2024C	5.00%	03/01/39 (a)	1,670,000	1,836,706
GO Bonds Series 2024C	4.00%	03/01/41 (a)	25,000	24,728
GO Bonds Series 2024C	5.00%	03/01/42 (a)	35,000	37,951
GO Bonds Series 2024C	5.25%	03/01/49 (a)	200,000	212,549
GO Bonds Series 2024C	5.25%	03/01/53 (a)	2,500,000	2,631,887
GO Bonds Series 2024C-1	5.00%	09/01/27	1,750,000	1,802,805
GO Bonds Series 2024C-1	5.00%	09/01/31	3,680,000	4,055,317
GO Bonds Series 2024C-1	5.00%	09/01/40 (a)	200,000	219,704
GO Bonds Series 2024C-1	5.00%	09/01/41 (a)	250,000	273,651
GO Bonds Series 2024C-1	5.00%	09/01/42 (a)	665,000	724,202
GO Bonds Series 2024C-1	5.00%	09/01/44 (a)	35,000	37,831
GO Bonds Series 2024C-1	5.25%	09/01/45 (a)	515,000	561,906
GO Bonds Series 2024C-1	5.25%	09/01/46 (a)	250,000	270,830
GO Bonds Series 2024C-1	5.00%	09/01/47 (a)	495,000	523,118
GO Bonds Series 2024C-1	5.00%	09/01/48 (a)	250,000	262,499
GO Bonds Series 2024C-1	5.25%	09/01/50 (a)	425,000	451,255
GO Bonds Series 2024C-1	4.00%	09/01/52 (a)	325,000	300,718
GO Bonds Series 2024D	5.00%	04/01/33 (a)	275,000	309,007
GO Bonds Series 2024D	5.00%	04/01/37 (a)	580,000	644,850
GO Bonds Series 2024D	5.00%	04/01/38 (a)	1,425,000	1,574,178
GO Bonds Series 2024D	5.00%	04/01/39 (a)	500,000	550,175
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2024D	5.00%	04/01/40 (a)	35,000	38,368
GO Bonds Series 2024D	4.00%	04/01/41 (a)	320,000	316,496
GO Bonds Series 2024D	4.00%	04/01/42 (a)	975,000	964,287
GO Bonds Series 2024D	5.00%	04/01/43 (a)	125,000	135,112
GO Bonds Series 2024D	5.25%	04/01/47 (a)	315,000	337,931
GO Bonds Series 2024D	5.50%	04/01/49 (a)	2,500,000	2,711,145
GO Bonds Series 2024D	5.25%	04/01/54 (a)	230,000	241,758
GO Bonds Series 2025A-1	5.00%	08/01/42 (a)	200,000	220,389
GO Bonds Series 2025A-1	5.00%	08/01/48 (a)	500,000	528,537
GO Bonds Series 2025D	5.00%	10/01/41 (a)	1,500,000	1,657,776
GO Bonds Series 2025D	5.00%	10/01/45 (a)	1,000,000	1,079,487
GO Bonds Series 2025D	5.00%	10/01/55 (a)	5,250,000	5,441,209
GO Bonds Series 2025D	5.25%	10/01/55 (a)	1,000,000	1,057,478
GO Bonds Series 2025E	5.00%	08/01/54 (a)	725,000	750,475
GO Bonds Series 2025G-1	5.00%	02/01/33	700,000	785,125
GO Bonds Series 2025G-1	5.00%	02/01/34 (a)	5,000,000	5,661,145
GO Bonds Series 2025G-1	5.00%	02/01/35	1,000,000	1,141,443
GO Bonds Series 2025G-1	5.00%	02/01/39 (a)	500,000	558,019
GO Bonds Series 2025G-1	5.00%	02/01/41 (a)	435,000	480,069
GO Bonds Series 2025G-1	5.00%	02/01/42 (a)	2,000,000	2,194,937
GO Bonds Series 2025G-1	5.25%	02/01/53 (a)	500,000	530,371
GO Bonds Series 2026G	5.25%	02/01/46 (a)	500,000	549,633
GO Bonds Series 2026G	5.25%	02/01/49 (a)	1,750,000	1,887,722
Refunding GO Bonds Series 2016C	3.00%	08/01/34 (a)	210,000	202,498
Refunding GO Bonds Series 2016E	5.00%	08/01/28 (a)	150,000	150,313
Refunding GO Bonds Series 2017A	5.00%	08/01/26	550,000	551,029
Refunding GO Bonds Series 2017A	5.00%	08/01/27	345,000	354,683
Refunding GO Bonds Series 2017C	5.00%	08/01/27 (a)	20,000	20,292
Refunding GO Bonds Series 2017C	5.00%	08/01/27	115,000	118,228
Refunding GO Bonds Series 2017C	5.00%	08/01/28 (a)	75,000	76,003
Refunding GO Bonds Series 2017C	5.00%	08/01/29 (a)	170,000	176,245
Refunding GO Bonds Series 2019E	5.00%	08/01/27	485,000	498,613
Refunding GO Bonds Series 2019E	5.00%	08/01/29 (a)	70,000	73,804
Refunding GO Bonds Series 2019E	5.00%	08/01/31 (a)	75,000	78,884
Refunding GO Bonds Series 2020A-1	5.00%	08/01/28	160,000	168,141
Refunding GO Bonds Series 2020A-1	5.00%	08/01/29	465,000	497,491
Refunding GO Bonds Series 2020A-1	5.00%	08/01/30	165,000	179,097
Refunding GO Bonds Series 2020A-1	5.00%	08/01/31 (a)	100,000	108,085
Refunding GO Bonds Series 2020C-1	5.00%	08/01/28	130,000	136,614
Refunding GO Bonds Series 2020C-1	5.00%	08/01/30	370,000	401,611
Refunding GO Bonds Series 2020C-1	5.00%	08/01/32 (a)	150,000	161,680
Refunding GO Bonds Series 2020C-1	5.00%	08/01/33 (a)	185,000	198,917
Refunding GO Bonds Series 2020C-1	5.00%	08/01/34 (a)	75,000	80,388
Refunding GO Bonds Series 2022B-1	5.00%	08/01/29	7,360,000	7,874,269
Refunding GO Bonds Series 2022B-1	5.00%	08/01/30	1,000,000	1,085,434
Refunding GO Bonds Series 2022B-1	5.00%	08/01/31	200,000	220,148
Refunding GO Bonds Series 2023C	5.00%	08/01/27	2,210,000	2,272,029
Refunding GO Bonds Series 2023F-1	5.00%	08/01/27	110,000	113,087
Refunding GO Bonds Series 2023F-1	5.00%	08/01/28	75,000	78,816
Refunding GO Bonds Series 2023F-1	5.00%	08/01/29	105,000	112,337
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2023F-1	5.00%	08/01/30	100,000	108,543
Refunding GO Bonds Series 2023F-1	5.00%	08/01/36 (a)	50,000	55,344
Refunding GO Bonds Series 2023F-1	5.00%	08/01/37 (a)	785,000	864,531
Refunding GO Bonds Series 2024A	5.00%	08/01/27	710,000	729,928
Refunding GO Bonds Series 2024A	5.00%	08/01/29	140,000	149,782
Refunding GO Bonds Series 2024A	5.00%	08/01/31	1,325,000	1,458,481
Refunding GO Bonds Series 2024A	5.00%	08/01/32	1,715,000	1,912,385
Refunding GO Bonds Series 2024A	5.00%	08/01/33	115,000	129,679
Refunding GO Bonds Series 2024A	5.00%	08/01/34	5,275,000	5,997,939
Refunding GO Bonds Series 2024A	5.00%	08/01/35 (a)	150,000	169,460
Refunding GO Bonds Series 2024A	5.00%	08/01/36 (a)	530,000	593,639
Refunding GO Bonds Series 2025B-1	5.00%	08/01/29	295,000	315,613
Refunding GO Bonds Series 2025B-1	5.00%	08/01/31	155,000	170,615
Refunding GO Bonds Series 2025F	5.00%	08/01/27	775,000	796,752
Refunding GO Bonds Series 2025F	5.00%	08/01/33	1,000,000	1,127,640
Refunding GO Bonds Series 2026F-1	5.00%	08/01/32 (a)	500,000	557,547
County of Nassau
GO Bonds Series 2019B	5.00%	04/01/49 (a)(c)	455,000	471,637
GO Bonds Series 2023A	4.00%	04/01/53 (a)	100,000	93,452
GO Bonds Series 2024A	4.00%	04/01/54 (a)	500,000	466,319
Refunding GO Bonds Series 2017C	5.00%	10/01/26	95,000	95,589
Refunding GO Bonds Series 2017C	5.00%	10/01/27	170,000	175,723
Dutchess County Local Development Corp.
Vassar College Refunding RB Series 2017	4.00%	07/01/46 (a)	275,000	263,957
Empire State Development Corp.
Refunding RB Series 2022A	5.00%	09/15/27 (b)	90,000	92,870
State of New York Personal Income Tax Revenue RB Series 2019A	5.00%	03/15/34 (a)	140,000	146,732
State of New York Personal Income Tax Revenue RB Series 2019A	5.00%	03/15/35 (a)	200,000	209,289
State of New York Personal Income Tax Revenue RB Series 2019A	5.00%	03/15/36 (a)	125,000	130,578
State of New York Personal Income Tax Revenue RB Series 2019A	5.00%	03/15/38 (a)	25,000	26,028
State of New York Personal Income Tax Revenue RB Series 2019A	5.00%	03/15/40 (a)	60,000	62,287
State of New York Personal Income Tax Revenue RB Series 2019A	5.00%	03/15/42 (a)	50,000	51,796
State of New York Personal Income Tax Revenue RB Series 2019A	5.00%	03/15/43 (a)	925,000	957,650
State of New York Personal Income Tax Revenue RB Series 2019A	4.00%	03/15/46 (a)	250,000	237,203
State of New York Personal Income Tax Revenue RB Series 2020A	5.00%	03/15/30	25,000	27,186
State of New York Personal Income Tax Revenue RB Series 2020A	5.00%	03/15/35 (a)	105,000	113,660
State of New York Personal Income Tax Revenue RB Series 2020A	5.00%	03/15/36 (a)	100,000	107,958
State of New York Personal Income Tax Revenue RB Series 2020A	5.00%	03/15/37 (a)	320,000	344,767
State of New York Personal Income Tax Revenue RB Series 2020A	4.00%	03/15/39 (a)	245,000	242,814
State of New York Personal Income Tax Revenue RB Series 2020A	5.00%	03/15/41 (a)	640,000	681,402
State of New York Personal Income Tax Revenue RB Series 2020A	5.00%	03/15/42 (a)	105,000	111,514
State of New York Personal Income Tax Revenue RB Series 2020A	4.00%	03/15/45 (a)	2,365,000	2,284,430
State of New York Personal Income Tax Revenue RB Series 2020A	4.00%	03/15/49 (a)	1,405,000	1,311,900
State of New York Personal Income Tax Revenue RB Series 2020A	3.00%	03/15/50 (a)	105,000	78,834
State of New York Personal Income Tax Revenue Refunding RB Series 2017A	5.00%	03/15/27 (b)	645,000	656,674
State of New York Personal Income Tax Revenue Refunding RB Series 2017A	5.00%	03/15/34 (a)	200,000	203,007
State of New York Personal Income Tax Revenue Refunding RB Series 2017A	5.00%	03/15/35 (a)(c)	770,000	781,279
State of New York Personal Income Tax Revenue Refunding RB Series 2017C-2	5.00%	03/15/31 (a)	55,000	56,509
State of New York Personal Income Tax Revenue Refunding RB Series 2017C-2	5.00%	03/15/32 (a)	350,000	359,330
State of New York Personal Income Tax Revenue Refunding RB Series 2017C-3	5.00%	03/15/39 (a)	200,000	204,265
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of New York Personal Income Tax Revenue Refunding RB Series 2020C	5.00%	03/15/29 (b)	1,035,000	1,105,857
State of New York Personal Income Tax Revenue Refunding RB Series 2020C	5.00%	03/15/30	750,000	815,566
State of New York Personal Income Tax Revenue Refunding RB Series 2020C	5.00%	03/15/32 (a)	625,000	682,005
State of New York Personal Income Tax Revenue Refunding RB Series 2020C	5.00%	03/15/33 (a)	115,000	125,164
State of New York Personal Income Tax Revenue Refunding RB Series 2020C	5.00%	03/15/36 (a)	5,335,000	5,759,545
State of New York Personal Income Tax Revenue Refunding RB Series 2020C	4.00%	03/15/39 (a)	250,000	247,769
State of New York Personal Income Tax Revenue Refunding RB Series 2020C	4.00%	03/15/41 (a)	30,000	29,656
State of New York Personal Income Tax Revenue Refunding RB Series 2020C	4.00%	03/15/42 (a)	335,000	330,798
State of New York Personal Income Tax Revenue Refunding RB Series 2020C	5.00%	03/15/43 (a)	1,220,000	1,292,517
State of New York Personal Income Tax Revenue Refunding RB Series 2020C	5.00%	03/15/44 (a)	810,000	855,021
State of New York Personal Income Tax Revenue Refunding RB Series 2020C	4.00%	03/15/45 (a)	1,375,000	1,329,880
State of New York Personal Income Tax Revenue Refunding RB Series 2020C	5.00%	03/15/47 (a)	5,000,000	5,170,664
State of New York Personal Income Tax Revenue Refunding RB Series 2020C	3.00%	03/15/48 (a)	1,050,000	803,764
State of New York Personal Income Tax Revenue Refunding RB Series 2020C	4.00%	03/15/49 (a)	150,000	140,061
State of New York Personal Income Tax Revenue Refunding RB Series 2020E	5.00%	03/15/30	230,000	250,107
State of New York Personal Income Tax Revenue Refunding RB Series 2020E	5.00%	03/15/31 (a)	100,000	108,278
State of New York Personal Income Tax Revenue Refunding RB Series 2020E	5.00%	03/15/33 (a)	120,000	129,408
State of New York Personal Income Tax Revenue Refunding RB Series 2020E	4.00%	03/15/35 (a)	610,000	623,473
State of New York Personal Income Tax Revenue Refunding RB Series 2020E	4.00%	03/15/36 (a)	400,000	406,276
State of New York Personal Income Tax Revenue Refunding RB Series 2020E	3.00%	03/15/40 (a)	1,500,000	1,325,452
State of New York Personal Income Tax Revenue Refunding RB Series 2020E	4.00%	03/15/41 (a)	2,840,000	2,807,387
State of New York Personal Income Tax Revenue Refunding RB Series 2020E	4.00%	03/15/43 (a)	80,000	78,813
State of New York Personal Income Tax Revenue Refunding RB Series 2020E	4.00%	03/15/44 (a)	1,500,000	1,467,764
State of New York Personal Income Tax Revenue Refunding RB Series 2020E	4.00%	03/15/45 (a)	845,000	816,213
State of New York Personal Income Tax Revenue Refunding RB Series 2020E	4.00%	03/15/46 (a)	250,000	239,668
State of New York Personal Income Tax Revenue Refunding RB Series 2020E	3.00%	03/15/47 (a)	500,000	388,855
State of New York Personal Income Tax Revenue Refunding RB Series 2022A	5.00%	09/15/28 (b)	4,000,000	4,228,559
State of New York Personal Income Tax Revenue Refunding RB Series 2022A	5.00%	09/15/29	225,000	242,354
State of New York Personal Income Tax Revenue Refunding RB Series 2022A	5.25%	03/15/37 (a)	90,000	100,439
State of New York Personal Income Tax Revenue Refunding RB Series 2022A	5.25%	03/15/39 (a)	55,000	60,974
State of New York Personal Income Tax Revenue Refunding RB Series 2022A	5.00%	03/15/48 (a)	250,000	260,775
State of New York Personal Income Tax Revenue Refunding RB Series 2023A	4.00%	03/15/50 (a)	3,000,000	2,817,553
State of New York Personal Income Tax Revenue Refunding RB Series 2023B	5.00%	03/15/32	200,000	224,542
State of New York Personal Income Tax Revenue Refunding RB Series 2023D-A	5.00%	03/15/63 (a)	340,000	351,082
State of New York Sales Tax Revenue RB Series 2021	2.63%	03/15/51 (a)(b)	5,000	4,972
State of New York Sales Tax Revenue RB Series 2023A	5.00%	03/15/37 (a)	200,000	225,116
State of New York Sales Tax Revenue RB Series 2023A	5.00%	03/15/41 (a)	210,000	231,060
State of New York Sales Tax Revenue RB Series 2023A	5.00%	03/15/42 (a)	75,000	82,092
State of New York Sales Tax Revenue RB Series 2023A	5.00%	03/15/50 (a)	2,540,000	2,645,306
State of New York Sales Tax Revenue Refunding RB Series 2019A	5.00%	03/15/35 (a)	100,000	106,470
State of New York Sales Tax Revenue Refunding RB Series 2019A	5.00%	03/15/36 (a)	190,000	201,691
State of New York Sales Tax Revenue Refunding RB Series 2019A	5.00%	03/15/40 (a)	1,000,000	1,051,849
State of New York Sales Tax Revenue Refunding RB Series 2019A	5.00%	03/15/41 (a)	40,000	41,967
State of New York Sales Tax Revenue Refunding RB Series 2019A	4.00%	03/15/42 (a)	200,000	199,096
State of New York Sales Tax Revenue Refunding RB Series 2019A	4.00%	03/15/43 (a)	560,000	557,046
State of New York Sales Tax Revenue Refunding RB Series 2019A	3.00%	03/15/49 (a)	1,725,000	1,309,538
State of New York Sales Tax Revenue Refunding RB Series 2021	2.63%	03/15/51 (a)	1,205,000	815,795
State of New York Sales Tax Revenue Refunding RB Series 2021A	5.00%	03/15/36 (a)	365,000	398,968
State of New York Sales Tax Revenue Refunding RB Series 2021A	4.00%	03/15/37 (a)	250,000	254,656
State of New York Sales Tax Revenue Refunding RB Series 2021A	4.00%	03/15/39 (a)	570,000	574,769
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of New York Sales Tax Revenue Refunding RB Series 2021A	3.00%	03/15/40 (a)	610,000	540,504
State of New York Sales Tax Revenue Refunding RB Series 2021A	3.00%	03/15/41 (a)	80,000	70,016
State of New York Sales Tax Revenue Refunding RB Series 2021A	4.00%	03/15/43 (a)	1,985,000	1,976,918
State of New York Sales Tax Revenue Refunding RB Series 2021A	4.00%	03/15/44 (a)	60,000	59,452
State of New York Sales Tax Revenue Refunding RB Series 2021A	4.00%	03/15/45 (a)	270,000	264,899
State of New York Sales Tax Revenue Refunding RB Series 2021A	4.00%	03/15/46 (a)	390,000	376,396
State of New York Sales Tax Revenue Refunding RB Series 2021A	4.00%	03/15/47 (a)	270,000	257,703
State of New York Sales Tax Revenue Refunding RB Series 2021A	3.00%	03/15/50 (a)	1,620,000	1,216,292
Hudson Yards Infrastructure Corp.
Refunding RB Series 2017A	5.00%	02/15/27	155,000	157,397
Refunding RB Series 2017A	5.00%	02/15/29 (a)	430,000	436,221
Refunding RB Series 2017A	5.00%	02/15/30 (a)	335,000	339,763
Refunding RB Series 2017A	5.00%	02/15/31 (a)	115,000	116,592
Refunding RB Series 2017A	5.00%	02/15/32 (a)	220,000	222,950
Refunding RB Series 2017A	5.00%	02/15/34 (a)	175,000	177,195
Refunding RB Series 2017A	5.00%	02/15/35 (a)	50,000	50,615
Refunding RB Series 2017A	4.00%	02/15/36 (a)	290,000	290,946
Refunding RB Series 2017A	5.00%	02/15/37 (a)	555,000	561,548
Refunding RB Series 2017A	5.00%	02/15/39 (a)	500,000	506,089
Refunding RB Series 2017A	5.00%	02/15/42 (a)	1,810,000	1,828,219
Refunding RB Series 2017A	4.00%	02/15/44 (a)	1,500,000	1,443,667
Refunding RB Series 2017A	4.00%	02/15/47 (a)(c)	800,000	737,672
Refunding RB Series 2021A	4.00%	02/15/44 (a)	310,000	307,819
Long Island Power Authority
RB Series 2000	3.23%	06/01/28 (c)(d)	70,000	65,906
RB Series 2017	5.00%	09/01/42 (a)	25,000	25,501
RB Series 2018	5.00%	09/01/29 (a)	270,000	283,931
RB Series 2018	5.00%	09/01/33 (a)	230,000	240,344
RB Series 2018	5.00%	09/01/34 (a)	300,000	313,062
RB Series 2018	5.00%	09/01/35 (a)	385,000	401,309
RB Series 2018	5.00%	09/01/38 (a)	120,000	124,763
RB Series 2018	5.00%	09/01/39 (a)	2,145,000	2,226,049
RB Series 2023E	5.00%	09/01/48 (a)	500,000	526,565
RB Series 2023E	5.00%	09/01/53 (a)	100,000	104,198
Refunding RB Series 2016B	5.00%	09/01/30 (a)	40,000	40,162
Refunding RB Series 2016B	5.00%	09/01/36 (a)	180,000	180,571
Refunding RB Series 2016B	5.00%	09/01/41 (a)	1,150,000	1,152,693
Refunding RB Series 2021A	4.00%	09/01/33 (a)	75,000	79,004
Refunding RB Series 2023F	5.00%	09/01/33	500,000	570,501
Refunding RB Series 2024A	5.00%	09/01/36 (a)	30,000	34,308
Refunding RB Series 2024A	5.00%	09/01/41 (a)	750,000	838,862
Refunding RB Series 2024A	5.00%	09/01/43 (a)	1,000,000	1,112,304
Refunding RB Series 2024A	5.00%	09/01/44 (a)	25,000	27,498
Refunding RB Series 2024A	5.00%	09/01/49 (a)	250,000	263,530
Refunding RB Series 2024A	5.00%	09/01/54 (a)	100,000	104,398
Refunding RB Series 2024A	5.25%	09/01/54 (a)	500,000	533,336
Refunding RB Series 2025A	5.25%	09/01/50 (a)	500,000	539,285
Metropolitan Transportation Authority
RB Series 2006B	5.25%	11/15/26 (c)	1,750,000	1,766,640
RB Series 2013B	4.00%	11/15/43 (a)	310,000	300,351
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2013C	4.00%	11/15/43 (a)	35,000	33,911
RB Series 2015B	4.00%	11/15/45 (a)	120,000	113,126
RB Series 2016A1	3.50%	11/15/41 (a)	225,000	198,073
RB Series 2016C-1	5.00%	11/15/56 (a)	285,000	285,171
RB Series 2017A1	5.25%	11/15/57 (a)	250,000	250,903
RB Series 2019A-2	5.00%	11/15/44 (a)(c)	470,000	481,949
RB Series 2019B	4.00%	11/15/50 (a)	250,000	224,062
RB Series 2019C	5.00%	11/15/38 (a)	55,000	57,631
RB Series 2019C	5.00%	11/15/40 (a)	175,000	182,696
RB Series 2019C	4.00%	11/15/45 (a)(c)	250,000	239,426
RB Series 2019C	4.00%	11/15/49 (a)(c)	265,000	238,841
RB Series 2020A-1	4.00%	11/15/43 (a)(c)	1,500,000	1,473,205
RB Series 2020A-1	5.00%	11/15/47 (a)	2,630,000	2,686,308
RB Series 2020A-1	4.00%	11/15/52 (a)	100,000	88,609
RB Series 2020A-1	4.00%	11/15/54 (a)(c)	25,000	22,418
RB Series 2020C-1	4.75%	11/15/45 (a)	1,430,000	1,449,894
RB Series 2020C-1	5.00%	11/15/50 (a)	1,350,000	1,371,635
RB Series 2020C-1	5.25%	11/15/55 (a)	1,400,000	1,431,710
RB Series 2020D-1	5.00%	11/15/44 (a)	100,000	103,743
RB Series 2020D-2	4.00%	11/15/48 (a)	115,000	105,907
RB Series 2020D-3	4.00%	11/15/49 (a)	880,000	804,789
RB Series 2020D-3	4.00%	11/15/50 (a)	1,750,000	1,591,633
RB Series 2021A-1	4.00%	11/15/45 (a)	300,000	287,311
RB Series 2021A-1	4.00%	11/15/46 (a)	270,000	252,277
RB Series 2021A-2	4.00%	11/15/41 (a)	2,000,000	1,970,728
RB Series 2021A-2	4.00%	11/15/43 (a)	275,000	268,091
Refunding RB Series 2012G-3	2.90%	07/01/26 (a)(c)(f)	580,000	580,000
Refunding RB Series 2016B	4.00%	11/15/36 (a)	1,945,000	1,946,552
Refunding RB Series 2016B	5.00%	11/15/37 (a)	100,000	100,561
Refunding RB Series 2016C-2A	4.00%	11/15/38 (a)	100,000	99,197
Refunding RB Series 2016D	5.00%	11/15/29 (a)	55,000	55,440
Refunding RB Series 2016D	5.00%	11/15/31 (a)	205,000	206,583
Refunding RB Series 2017A-2	5.00%	11/15/27 (a)	50,000	51,034
Refunding RB Series 2017B	5.00%	11/15/27	205,000	212,027
Refunding RB Series 2017C-1	5.00%	11/15/26	710,000	715,913
Refunding RB Series 2017C-1	5.00%	11/15/27	1,225,000	1,266,993
Refunding RB Series 2017C-1	5.00%	11/15/28 (a)	145,000	151,086
Refunding RB Series 2017C-1	5.00%	11/15/29 (a)	1,015,000	1,056,773
Refunding RB Series 2017C-1	5.00%	11/15/30 (a)	420,000	436,798
Refunding RB Series 2017C-1	5.00%	11/15/31 (a)	345,000	358,322
Refunding RB Series 2017C-1	5.00%	11/15/34 (a)	200,000	206,802
Refunding RB Series 2017C-1	4.00%	11/15/35 (a)	250,000	252,360
Refunding RB Series 2017C-1	3.25%	11/15/36 (a)	65,000	59,532
Refunding RB Series 2017C-1	4.00%	11/15/37 (a)	495,000	496,305
Refunding RB Series 2017C-1	4.00%	11/15/38 (a)	250,000	249,437
Refunding RB Series 2017C-2	2.89%	11/15/27 (d)	400,000	384,804
Refunding RB Series 2017C-2	3.91%	11/15/29 (d)	155,000	139,920
Refunding RB Series 2017C-2	3.29%	11/15/33 (d)	300,000	233,322
Refunding RB Series 2017C-2	3.98%	11/15/39 (d)	45,000	26,181
Refunding RB Series 2017C-2	4.70%	11/15/40 (d)	405,000	223,099
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2017D	5.00%	11/15/30 (a)	60,000	62,400
Refunding RB Series 2017D	5.00%	11/15/32 (a)	250,000	259,307
Refunding RB Series 2017D	5.00%	11/15/35 (a)	45,000	46,465
Refunding RB Series 2017D	4.00%	11/15/42 (a)	1,515,000	1,464,522
Refunding RB Series 2017D	4.00%	11/15/46 (a)	135,000	125,740
Refunding RB Series 2018B	5.00%	11/15/26	250,000	252,082
Refunding RB Series 2018B	5.00%	11/15/27	20,000	20,686
Refunding RB Series 2018B	5.00%	11/15/28	1,500,000	1,585,644
Refunding RB Series 2020E	5.00%	11/15/30	100,000	109,289
Refunding RB Series 2020E	4.00%	11/15/45 (a)	245,000	234,637
Refunding RB Series 2024A	5.00%	11/15/33	90,000	102,149
Refunding RB Series 2024A	5.00%	11/15/34 (a)	70,000	79,205
Refunding RB Series 2024A	5.00%	11/15/36 (a)	100,000	111,526
Refunding RB Series 2024A	5.00%	11/15/37 (a)	240,000	265,781
Refunding RB Series 2024A	5.00%	11/15/44 (a)	350,000	374,494
Refunding RB Series 2024A	5.50%	11/15/47 (a)	250,000	270,514
Refunding RB Series 2024A	4.00%	11/15/48 (a)(c)	1,835,000	1,682,663
Refunding RB Series 2024B	5.00%	11/15/30	400,000	437,158
Refunding RB Series 2024B	5.00%	11/15/36 (a)	4,380,000	4,912,718
Refunding RB Series 2024B	5.00%	11/15/39 (a)	100,000	110,253
Refunding RB Series 2025A	5.00%	11/15/31	435,000	482,295
Refunding RB Series 2025A	5.00%	11/15/32	300,000	336,964
Refunding RB Series 2025A	5.00%	11/15/34	1,430,000	1,635,320
Refunding RB Series 2025A	4.63%	11/15/50 (a)	1,250,000	1,248,579
Refunding RB Series 2025A	5.25%	11/15/55 (a)	600,000	627,534
Refunding RB Series 2025B	5.00%	11/15/26	1,000,000	1,008,328
Refunding RB Series 2025B	5.00%	11/15/29	2,055,000	2,211,231
Refunding RB Series 2025B	5.00%	11/15/30	170,000	185,792
Refunding RB Series 2025B	5.00%	11/15/31	1,500,000	1,663,087
Refunding RB Series 2025B	5.00%	11/15/33	745,000	845,564
Metropolitan Transportation Authority Dedicated Tax Fund
RB Series 2016B-1	5.00%	11/15/36 (a)	200,000	201,351
RB Series 2016B-1	5.00%	11/15/51 (a)	2,100,000	2,105,011
RB Series 2017A	5.00%	11/15/35 (a)	365,000	371,342
RB Series 2017B-1	4.00%	11/15/52 (a)	150,000	135,942
RB Series 2017B-2	3.13%	11/15/33 (a)	150,000	146,475
RB Series 2017B-2	5.00%	11/15/33 (a)	200,000	205,852
RB Series 2017B-2	5.25%	11/15/33 (a)	105,000	108,423
RB Series 2022A	4.00%	11/15/51 (a)	250,000	229,151
Refunding RB Series 2008A-1	2.90%	07/01/26 (a)(c)(f)	1,000,000	1,000,000
Refunding RB Series 2012A	4.27%	11/15/30 (d)	150,000	131,969
Refunding RB Series 2016A	5.25%	11/15/27 (a)	200,000	201,999
Refunding RB Series 2016A	5.25%	11/15/29 (a)	710,000	716,762
Refunding RB Series 2016A	5.25%	11/15/31 (a)	425,000	428,830
Refunding RB Series 2024B-1	5.00%	11/15/42 (a)	1,465,000	1,617,082
Refunding RB Series 2024B-1	5.00%	11/15/43 (a)	250,000	274,622
Refunding RB Series 2024B-1	5.00%	11/15/51 (a)	310,000	324,198
Refunding RB Series 2024B-1	5.00%	11/15/52 (a)	400,000	416,984
Refunding RB Series 2024B-1	4.00%	11/15/54 (a)	800,000	736,059
Refunding RB Series 2024B-2	5.00%	11/15/46 (a)	175,000	187,452
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2024B-2	5.00%	11/15/48 (a)	1,500,000	1,584,150
Special Tax Series 2024A	5.00%	11/15/49 (a)	400,000	420,920
Special Tax Series 2024A	4.00%	11/15/51 (a)	100,000	92,606
Special Tax Series 2024A	5.25%	11/15/54 (a)	120,000	127,320
Monroe County Industrial Development Corp.
University of Rochester RB Series 2020A	4.00%	07/01/50 (a)	1,210,000	1,126,381
University of Rochester RB Series 2023A	5.00%	07/01/53 (a)	1,100,000	1,152,218
University of Rochester Refunding RB Series 2017C	4.00%	07/01/43 (a)	90,000	88,958
University of Rochester Refunding RB Series 2017D	4.00%	07/01/43 (a)	150,000	148,264
MTA Hudson Rail Yards Trust Obligations
RB Series 2016A	5.00%	11/15/56 (a)	6,000,000	6,000,667
Nassau County Interim Finance Authority
Refunding RB Series 2021A	5.00%	11/15/31 (a)	570,000	638,298
Refunding RB Series 2021A	5.00%	11/15/32 (a)	215,000	239,677
Refunding RB Series 2021A	5.00%	11/15/33 (a)	530,000	588,641
Refunding RB Series 2021A	4.00%	11/15/34 (a)	1,000,000	1,049,957
Refunding RB Series 2021A	5.00%	11/15/35 (a)	35,000	38,618
Sales Tax Revenue RB Series 2024A	5.00%	11/15/29	830,000	902,620
New York City
GO Bonds Fiscal 2015 Series F5 GO Bonds Series 2015F-5	3.05%	07/01/26 (a)(c)(f)	3,295,000	3,295,000
GO Bonds Fiscal 2019 Series A Refunding GO Bonds Series 2018A	5.00%	08/01/26	605,000	606,132
GO Bonds Fiscal 2021 Series A1 Refunding GO Bonds Series 2020A-1	5.00%	08/01/26	2,000,000	2,003,741
GO Bonds Fiscal 2023 Series A1 GO Bonds Series 2022A-1	5.00%	09/01/26	315,000	316,246
GO Bonds Fiscal 2023 Series C Refunding GO Bonds Series 2023C	5.00%	08/01/26	35,000	35,065
New York City Municipal Water Finance Authority
RB Series 2026CC	2.90%	07/01/26 (a)(c)(f)	3,750,000	3,750,000
Water & Sewer System RB Series 2011	3.05%	07/01/26 (a)(c)(f)	110,000	110,000
Water & Sewer System RB Series 2012BB	4.00%	06/15/47 (a)	125,000	116,942
Water & Sewer System RB Series 2013CC	3.75%	06/15/47 (a)	330,000	295,056
Water & Sewer System RB Series 2014AA	4.00%	06/15/44 (a)	505,000	494,662
Water & Sewer System RB Series 2014BB-1	3.05%	06/15/49 (a)(c)(f)	15,000	15,000
Water & Sewer System RB Series 2014CC	4.00%	06/15/45 (a)	135,000	130,969
Water & Sewer System RB Series 2016AA	3.00%	06/15/46 (a)	890,000	698,746
Water & Sewer System RB Series 2016AA	4.00%	06/15/46 (a)	50,000	47,826
Water & Sewer System RB Series 2017	4.00%	06/15/37 (a)	40,000	39,938
Water & Sewer System RB Series 2017	4.00%	06/15/48 (a)	150,000	140,636
Water & Sewer System RB Series 2017BB-1	3.38%	06/15/45 (a)	300,000	265,740
Water & Sewer System RB Series 2017BB-2	5.00%	06/15/29 (a)(b)	30,000	30,754
Water & Sewer System RB Series 2017BB-2	5.00%	06/15/31 (a)(b)	225,000	230,658
Water & Sewer System RB Series 2017DD	5.00%	06/15/47 (a)	115,000	115,428
Water & Sewer System RB Series 2018DD-1	3.63%	06/15/48 (a)	1,045,000	918,145
Water & Sewer System RB Series 2019BB-1	3.00%	06/15/49 (a)	220,000	170,110
Water & Sewer System RB Series 2019BB-1	5.00%	06/15/49 (a)	235,000	241,298
Water & Sewer System RB Series 2019CC-1	4.00%	06/15/49 (a)	35,000	32,155
Water & Sewer System RB Series 2019DD-1-2nd	4.00%	06/15/37 (a)	1,000,000	1,006,752
Water & Sewer System RB Series 2019DD-1-2nd	5.00%	06/15/37 (a)	275,000	284,945
Water & Sewer System RB Series 2020AA-2	5.00%	06/15/28	55,000	57,802
Water & Sewer System RB Series 2020AA-2	5.00%	06/15/29	100,000	107,263
Water & Sewer System RB Series 2020AA-2	5.00%	06/15/30	845,000	924,258
Water & Sewer System RB Series 2020AA-2	5.00%	06/15/32 (a)	100,000	109,541
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System RB Series 2020AA-2	3.00%	06/15/40 (a)	150,000	134,084
Water & Sewer System RB Series 2020AA-2	4.00%	06/15/42 (a)	310,000	306,293
Water & Sewer System RB Series 2020BB-1	3.00%	06/15/50 (a)	500,000	383,773
Water & Sewer System RB Series 2020BB-1	4.00%	06/15/50 (a)	940,000	875,131
Water & Sewer System RB Series 2020DD-1	5.00%	06/15/30	865,000	946,134
Water & Sewer System RB Series 2020DD-1	4.00%	06/15/50 (a)	500,000	464,704
Water & Sewer System RB Series 2020GG-1	5.00%	06/15/48 (a)	1,195,000	1,234,135
Water & Sewer System RB Series 2020GG-1	4.00%	06/15/50 (a)	100,000	92,941
Water & Sewer System RB Series 2020GG-2	5.00%	06/15/29 (a)	95,000	98,335
Water & Sewer System RB Series 2021AA-1	3.50%	06/15/48 (a)	115,000	99,343
Water & Sewer System RB Series 2021AA-1	5.00%	06/15/48 (a)	300,000	310,302
Water & Sewer System RB Series 2021AA-1	4.00%	06/15/51 (a)	2,445,000	2,258,270
Water & Sewer System RB Series 2021CC-1	5.00%	06/15/51 (a)	1,000,000	1,028,700
Water & Sewer System RB Series 2021CC-2	5.00%	06/15/28 (a)	440,000	445,004
Water & Sewer System RB Series 2022AA-1	5.25%	06/15/52 (a)	730,000	772,667
Water & Sewer System RB Series 2022CC-1	4.00%	06/15/52 (a)	200,000	183,954
Water & Sewer System RB Series 2022CC-2	5.00%	06/15/35 (a)	285,000	315,501
Water & Sewer System RB Series 2023AA-1	5.25%	06/15/53 (a)	500,000	529,038
Water & Sewer System RB Series 2023AA-2	5.00%	06/15/35 (a)	110,000	126,198
Water & Sewer System RB Series 2024AA	5.00%	06/15/51 (a)	1,065,000	1,119,683
Water & Sewer System RB Series 2024AA	5.25%	06/15/53 (a)	1,500,000	1,596,827
Water & Sewer System RB Series 2024AA	4.00%	06/15/54 (a)	250,000	232,051
Water & Sewer System RB Series 2024CC-1	5.25%	06/15/54 (a)	1,000,000	1,059,893
Water & Sewer System RB Series 2025AA-1	5.00%	06/15/55 (a)	1,000,000	1,049,686
Water & Sewer System RB Series 2025AA-1	5.25%	06/15/55 (a)	2,395,000	2,558,089
Water & Sewer System RB Series 2025BB	5.00%	06/15/48 (a)	5,050,000	5,361,392
Water & Sewer System RB Series 2025BB	4.25%	06/15/53 (a)	150,000	143,501
Water & Sewer System RB Series 2025BB	5.25%	06/15/55 (a)	5,400,000	5,751,794
Water & Sewer System RB Series 2026BB	5.00%	06/15/47 (a)	1,500,000	1,610,525
Water & Sewer System RB Series 2026BB	5.00%	06/15/48 (a)	1,000,000	1,067,239
Water & Sewer System RB Series 2026BB	4.50%	06/15/51 (a)	250,000	250,587
Water & Sewer System RB Series 2026BB	5.25%	06/15/56 (a)	2,600,000	2,781,982
Water & Sewer System Refunding RB Series 2015	4.00%	06/15/46 (a)	550,000	526,089
Water & Sewer System Refunding RB Series 2016CC-1	4.00%	06/15/33 (a)	100,000	100,368
Water & Sewer System Refunding RB Series 2016CC-1	4.00%	06/15/37 (a)	35,000	34,974
Water & Sewer System Refunding RB Series 2016CC-1	4.00%	06/15/38 (a)	25,000	25,000
Water & Sewer System Refunding RB Series 2016CC-1	5.00%	06/15/38 (a)	500,000	504,189
Water & Sewer System Refunding RB Series 2016CC-1	4.00%	06/15/46 (a)	200,000	191,305
Water & Sewer System Refunding RB Series 2017AA	3.00%	06/15/37 (a)	250,000	234,484
Water & Sewer System Refunding RB Series 2017AA	5.00%	06/15/37 (a)	250,000	254,886
Water & Sewer System Refunding RB Series 2017EE	5.00%	06/15/33 (a)	105,000	107,124
Water & Sewer System Refunding RB Series 2017EE	5.00%	06/15/36 (a)	225,000	229,580
Water & Sewer System Refunding RB Series 2017EE	5.00%	06/15/37 (a)	1,070,000	1,090,914
Water & Sewer System Refunding RB Series 2018DD-2	5.00%	06/15/32 (a)	385,000	397,092
Water & Sewer System Refunding RB Series 2018DD-2	3.50%	06/15/40 (a)	850,000	821,590
Water & Sewer System Refunding RB Series 2018DD-2	5.00%	06/15/40 (a)	50,000	51,340
Water & Sewer System Refunding RB Series 2018EE-2nd	5.00%	06/15/40 (a)	950,000	975,469
Water & Sewer System Refunding RB Series 2018FF	5.00%	06/15/34 (a)	65,000	67,648
Water & Sewer System Refunding RB Series 2019AA	5.00%	06/15/27	590,000	604,850
Water & Sewer System Refunding RB Series 2019AA	5.00%	06/15/32 (a)	170,000	182,456
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System Refunding RB Series 2019AA	4.00%	06/15/40 (a)	1,750,000	1,740,615
Water & Sewer System Refunding RB Series 2019AA	5.00%	06/15/40 (a)	200,000	211,078
Water & Sewer System Refunding RB Series 2019EE-2	5.00%	06/15/40 (a)	350,000	367,017
Water & Sewer System Refunding RB Series 2019FF-2	5.00%	06/15/34 (a)	210,000	222,692
Water & Sewer System Refunding RB Series 2019FF-2	4.00%	06/15/36 (a)	25,000	25,318
Water & Sewer System Refunding RB Series 2019FF-2	5.00%	06/15/38 (a)	225,000	236,765
Water & Sewer System Refunding RB Series 2019FF-2	4.00%	06/15/41 (a)	1,000,000	987,143
Water & Sewer System Refunding RB Series 2020AA-1	4.00%	06/15/50 (a)	820,000	763,412
Water & Sewer System Refunding RB Series 2020BB-2	4.00%	06/15/42 (a)	835,000	825,016
Water & Sewer System Refunding RB Series 2020DD-3	4.00%	06/15/42 (a)	2,120,000	2,094,651
Water & Sewer System Refunding RB Series 2020EE	5.00%	06/15/31	605,000	672,745
Water & Sewer System Refunding RB Series 2020EE	5.00%	06/15/41 (a)	35,000	37,194
Water & Sewer System Refunding RB Series 2020FF	5.00%	06/15/27	100,000	102,517
Water & Sewer System Refunding RB Series 2020FF	5.00%	06/15/28	175,000	183,915
Water & Sewer System Refunding RB Series 2020FF	4.00%	06/15/41 (a)	1,490,000	1,479,065
Water & Sewer System Refunding RB Series 2020FF	5.00%	06/15/41 (a)	580,000	616,136
Water & Sewer System Refunding RB Series 2021BB-1	3.00%	06/15/44 (a)	690,000	584,685
Water & Sewer System Refunding RB Series 2021BB-1	5.00%	06/15/44 (a)	325,000	346,327
Water & Sewer System Refunding RB Series 2021BB-1	4.00%	06/15/45 (a)	500,000	488,898
Water & Sewer System Refunding RB Series 2021CC-3	5.00%	06/15/32 (a)	165,000	182,475
Water & Sewer System Refunding RB Series 2021DD	5.00%	06/15/29	100,000	107,263
Water & Sewer System Refunding RB Series 2021DD	5.00%	06/15/31	135,000	150,117
Water & Sewer System Refunding RB Series 2021DD	5.00%	06/15/33 (a)	25,000	27,580
Water & Sewer System Refunding RB Series 2022AA-3	5.00%	06/15/47 (a)	615,000	649,455
Water & Sewer System Refunding RB Series 2022BB-1	3.05%	06/15/44 (a)(c)(f)	1,300,000	1,300,000
Water & Sewer System Refunding RB Series 2022EE	5.00%	06/15/28	205,000	215,443
Water & Sewer System Refunding RB Series 2022EE	5.00%	06/15/39 (a)	6,250,000	6,825,782
Water & Sewer System Refunding RB Series 2022EE	4.00%	06/15/45 (a)	515,000	503,565
Water & Sewer System Refunding RB Series 2022EE	5.00%	06/15/45 (a)	2,300,000	2,358,046
Water & Sewer System Refunding RB Series 2022EE	5.00%	06/15/45 (a)	1,125,000	1,200,075
Water & Sewer System Refunding RB Series 2023AA-3	5.00%	06/15/34	30,000	34,602
Water & Sewer System Refunding RB Series 2023DD	5.00%	06/15/34 (a)	250,000	285,178
Water & Sewer System Refunding RB Series 2023DD	5.00%	06/15/35 (a)	1,200,000	1,396,722
Water & Sewer System Refunding RB Series 2023DD	5.00%	06/15/35 (a)	170,000	192,950
Water & Sewer System Refunding RB Series 2023DD	4.13%	06/15/46 (a)	5,015,000	4,993,311
Water & Sewer System Refunding RB Series 2023DD	5.00%	06/15/46 (a)	30,000	31,850
Water & Sewer System Refunding RB Series 2023DD	5.25%	06/15/46 (a)	1,000,000	1,081,137
Water & Sewer System Refunding RB Series 2023DD	4.13%	06/15/47 (a)	500,000	492,900
Water & Sewer System Refunding RB Series 2023DD	5.25%	06/15/47 (a)	165,000	176,935
Water & Sewer System Refunding RB Series 2024AA-2	5.00%	06/15/48 (a)	325,000	344,187
Water & Sewer System Refunding RB Series 2024AA-2	5.00%	06/15/49 (a)	570,000	601,802
Water & Sewer System Refunding RB Series 2024BB-2	5.00%	06/15/34	95,000	109,573
Water & Sewer System Refunding RB Series 2024BB-2	5.00%	06/15/35 (a)	185,000	215,328
Water & Sewer System Refunding RB Series 2024BB-2	5.00%	06/15/35 (a)	220,000	251,619
Water & Sewer System Refunding RB Series 2024BB-2	5.00%	06/15/36	130,000	152,186
Water & Sewer System Refunding RB Series 2024BB-2	5.00%	06/15/36 (a)	105,000	119,210
Water & Sewer System Refunding RB Series 2024BB-2	5.00%	06/15/39 (a)	95,000	105,968
Water & Sewer System Refunding RB Series 2024CC-2	5.00%	06/15/34	1,800,000	2,076,112
Water & Sewer System Refunding RB Series 2024CC-2	5.00%	06/15/46 (a)	100,000	106,922
Water & Sewer System Refunding RB Series 2025AA-2	5.00%	06/15/35	2,000,000	2,327,871
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System Refunding RB Series 2025AA-2	5.00%	06/15/50 (a)	2,500,000	2,646,199
Water & Sewer System Refunding RB Series 2025CC	5.00%	06/15/29	2,000,000	2,147,841
Water & Sewer System Refunding RB Series 2025CC	5.00%	06/15/31	250,000	278,889
Water & Sewer System Refunding RB Series 2025CC	5.00%	06/15/39 (a)	250,000	282,234
Water & Sewer System Refunding RB Series 2025DD	5.00%	06/15/28	1,105,000	1,161,522
Water & Sewer System Refunding RB Series 2026DD	5.00%	06/15/39 (a)	750,000	859,241
Water & Sewer System Refunding RB Series 2026EE	2.85%	07/01/26 (a)(c)(f)	22,135,000	22,135,000
New York City Transitional Finance Authority Building Aid Revenue
RB Series 2012S-1	4.00%	07/15/42 (a)(c)	130,000	126,739
RB Series 2015S-2	4.00%	07/15/44 (a)	1,155,000	1,115,996
RB Series 2016S-1	4.00%	07/15/40 (a)	420,000	413,043
RB Series 2018S-1	5.00%	07/15/43 (a)(c)	550,000	567,632
RB Series 2018S-1	5.00%	07/15/45 (a)(c)	1,500,000	1,541,817
RB Series 2018S-1	3.50%	07/15/47 (a)(c)	375,000	319,390
RB Series 2018S-3	5.25%	07/15/45 (a)(c)	1,070,000	1,105,897
RB Series 2018S-3	3.63%	07/15/47 (a)(c)	325,000	282,150
Refunding RB Series 2017S-1	5.00%	07/15/27	255,000	262,004
Refunding RB Series 2017S-1	5.00%	07/15/28 (a)	200,000	205,189
Refunding RB Series 2017S-1	5.00%	07/15/29 (a)	210,000	215,143
Refunding RB Series 2017S-1	5.00%	07/15/30 (a)	1,000,000	1,024,124
Refunding RB Series 2017S-1	5.00%	07/15/32 (a)	100,000	102,321
Refunding RB Series 2017S-1	4.00%	07/15/36 (a)	150,000	150,737
Refunding RB Series 2018S-2A	5.00%	07/15/28 (c)	145,000	152,474
Refunding RB Series 2018S-2A	5.00%	07/15/31 (a)(c)	260,000	271,815
Refunding RB Series 2018S-2A	5.00%	07/15/32 (a)(c)	200,000	208,869
Refunding RB Series 2018S-2A	5.00%	07/15/34 (a)(c)	100,000	104,171
Refunding RB Series 2018S-2A	5.00%	07/15/35 (a)(c)	175,000	182,069
Refunding RB Series 2018S-2A	4.00%	07/15/36 (a)(c)	250,000	252,377
Refunding RB Series 2018S-2A	4.00%	07/15/37 (a)(c)	250,000	251,223
Refunding RB Series 2018S-2A	4.00%	07/15/38 (a)(c)	1,850,000	1,855,351
Refunding RB Series 2018S-3	5.00%	07/15/26	1,035,000	1,035,861
Refunding RB Series 2018S-3	5.00%	07/15/28 (c)	20,000	21,031
Refunding RB Series 2018S-3	5.00%	07/15/34 (a)(c)	350,000	364,598
Refunding RB Series 2018S-3A	5.00%	07/15/27 (c)	55,000	56,511
Refunding RB Series 2018S-3A	5.00%	07/15/31 (a)(c)	1,390,000	1,453,164
Refunding RB Series 2018S-3A	5.00%	07/15/32 (a)(c)	520,000	543,060
Refunding RB Series 2018S-3A	5.00%	07/15/33 (a)(c)	50,000	52,151
Refunding RB Series 2018S-3A	5.00%	07/15/35 (a)	765,000	795,900
Refunding RB Series 2018S-3A	5.00%	07/15/36 (a)	750,000	779,581
Refunding RB Series 2018S-3A	5.00%	07/15/37 (a)(c)	465,000	482,450
Refunding RB Series 2018S-3A	4.00%	07/15/38 (a)(c)	400,000	401,157
Refunding RB Series 2018S-4A	5.00%	07/15/27 (c)	225,000	231,180
Refunding RB Series 2018S-4A	5.00%	07/15/29 (a)(c)	395,000	413,749
Refunding RB Series 2018S-4A	5.00%	07/15/32 (a)(c)	70,000	73,104
Refunding RB Series 2018S-4A	5.00%	07/15/33 (a)(c)	215,000	224,250
Refunding RB Series 2018S-4A	5.00%	07/15/34 (a)(c)	385,000	401,058
Refunding RB Series 2018S-4A	5.00%	07/15/37 (a)(c)	300,000	311,258
Refunding RB Series 2021S-1A	5.00%	07/15/29 (c)	790,000	848,081
Refunding RB Series 2021S-1A	5.00%	07/15/32 (a)(c)	115,000	126,934
Refunding RB Series 2021S-1A	5.00%	07/15/33 (a)(c)	5,220,000	5,742,314
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2021S-1A	4.00%	07/15/34 (a)(c)	100,000	103,647
Refunding RB Series 2021S-1A	4.00%	07/15/37 (a)(c)	30,000	30,524
Refunding RB Series 2022S-1A	5.00%	07/15/28 (c)	20,000	21,031
Refunding RB Series 2022S-1A	5.00%	07/15/30 (c)	35,000	38,328
Refunding RB Series 2022S-1A	5.00%	07/15/32 (c)	15,000	16,948
Refunding RB Series 2022S-1A	5.00%	07/15/33 (a)(c)	20,000	22,424
New York City Transitional Finance Authority Future Tax Secured Revenue
RB Series 2013I	4.00%	05/01/43 (a)	200,000	194,333
RB Series 2015A-1	3.50%	08/01/38 (a)	200,000	192,655
RB Series 2015B-1	3.00%	11/01/30 (a)	15,000	15,002
RB Series 2016A-1	5.00%	05/01/29 (a)	165,000	165,125
RB Series 2016A-1	4.00%	05/01/30 (a)	250,000	250,107
RB Series 2016A-1	5.00%	05/01/32 (a)	125,000	125,095
RB Series 2016A-1	5.00%	05/01/34 (a)	150,000	150,114
RB Series 2016A-1	4.00%	05/01/36 (a)	150,000	150,064
RB Series 2016A-1	5.00%	05/01/37 (a)	25,000	25,019
RB Series 2016A-1	5.00%	05/01/40 (a)	1,000,000	1,001,386
RB Series 2016B-1	5.00%	08/01/29 (a)	25,000	25,047
RB Series 2016B-1	5.00%	08/01/31 (a)	400,000	400,752
RB Series 2016B-1	4.00%	08/01/35 (a)	230,000	230,243
RB Series 2016B-1	4.00%	08/01/37 (a)	250,000	250,264
RB Series 2016B-1	4.00%	08/01/39 (a)	3,760,000	3,759,101
RB Series 2016B-1	5.00%	08/01/40 (a)	25,000	25,047
RB Series 2016B-1	4.00%	08/01/41 (a)	165,000	162,532
RB Series 2016E-1	3.00%	02/01/33 (a)	185,000	182,805
RB Series 2016F-3	3.00%	02/01/35 (a)	95,000	91,554
RB Series 2016F-3	3.00%	02/01/37 (a)	695,000	649,186
RB Series 2016F-3	3.00%	02/01/39 (a)	310,000	277,083
RB Series 2016F-3	3.25%	02/01/42 (a)	210,000	184,919
RB Series 2017A-2	5.00%	08/01/34 (a)	295,000	301,517
RB Series 2017A-2	5.00%	08/01/35 (a)	135,000	137,887
RB Series 2017A-2	5.00%	08/01/37 (a)	240,000	244,793
RB Series 2017A-2	5.00%	08/01/39 (a)	140,000	142,625
RB Series 2017A-3	5.00%	08/01/40 (a)	80,000	81,391
RB Series 2017A-3	4.00%	08/01/42 (a)	640,000	622,988
RB Series 2017B-1	5.00%	08/01/31 (a)	100,000	102,397
RB Series 2017B-1	5.00%	08/01/34 (a)	790,000	807,453
RB Series 2017B-1	4.00%	08/01/42 (a)	710,000	691,128
RB Series 2017B-1	5.00%	08/01/45 (a)	70,000	70,877
RB Series 2017E-1	5.00%	02/01/30 (a)	30,000	30,402
RB Series 2017E-1	5.00%	02/01/32 (a)	65,000	65,841
RB Series 2017E-1	5.00%	02/01/34 (a)	120,000	121,462
RB Series 2017E-1	5.00%	02/01/43 (a)	350,000	352,833
RB Series 2017E-1	4.00%	02/01/44 (a)	200,000	194,611
RB Series 2017F-1	5.00%	05/01/30 (a)	200,000	203,796
RB Series 2017F-1	5.00%	05/01/31 (a)	400,000	407,460
RB Series 2017F-1	4.00%	05/01/37 (a)	155,000	155,116
RB Series 2017F-1	5.00%	05/01/42 (a)	675,000	683,189
RB Series 2017F-1	3.25%	05/01/43 (a)	680,000	603,423
RB Series 2018A-1	5.00%	08/01/33 (a)	135,000	140,780
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2018A-1	5.00%	08/01/34 (a)	260,000	270,681
RB Series 2018A-1	5.00%	08/01/40 (a)	110,000	113,575
RB Series 2018B-1	5.00%	08/01/34 (a)	250,000	260,270
RB Series 2018B-1	5.00%	08/01/36 (a)	40,000	41,517
RB Series 2018B-1	5.25%	08/01/37 (a)	200,000	208,365
RB Series 2018B-1	4.00%	08/01/39 (a)	1,000,000	1,004,699
RB Series 2018C-2	5.00%	05/01/34 (a)	200,000	207,318
RB Series 2018C-2	5.00%	05/01/37 (a)	200,000	206,428
RB Series 2019A-2	5.00%	05/01/35 (a)	160,000	168,661
RB Series 2019A-2	5.00%	05/01/39 (a)	530,000	554,135
RB Series 2019A-2	5.00%	05/01/40 (a)	65,000	67,817
RB Series 2019A-3	4.00%	05/01/41 (a)	275,000	272,907
RB Series 2019A-3	4.00%	05/01/42 (a)	200,000	197,546
RB Series 2019A-3	4.00%	05/01/43 (a)	670,000	658,938
RB Series 2019A-3	4.00%	05/01/44 (a)	150,000	146,050
RB Series 2019A-3	3.00%	05/01/45 (a)	250,000	208,305
RB Series 2019B-1	5.00%	11/01/36 (a)	1,000,000	1,060,363
RB Series 2019B-1	4.00%	11/01/40 (a)	1,495,000	1,492,411
RB Series 2019B-1	4.00%	11/01/45 (a)	200,000	192,161
RB Series 2019B-1	3.00%	11/01/47 (a)	150,000	116,225
RB Series 2019C-1	5.00%	11/01/34 (a)	715,000	754,104
RB Series 2019C-1	5.00%	11/01/35 (a)	1,490,000	1,568,999
RB Series 2019C-1	4.00%	11/01/36 (a)	100,000	101,254
RB Series 2019C-1	4.00%	11/01/37 (a)	70,000	70,636
RB Series 2019C-1	4.00%	11/01/39 (a)	250,000	250,528
RB Series 2019C-1	4.00%	11/01/40 (a)	500,000	499,134
RB Series 2019C-1	4.00%	11/01/42 (a)	3,030,000	2,993,431
RB Series 2020C-1	5.00%	05/01/31 (a)	50,000	54,589
RB Series 2020C-1	5.00%	05/01/35 (a)	580,000	624,915
RB Series 2020C-1	4.00%	05/01/38 (a)	130,000	131,277
RB Series 2020C-1	4.00%	05/01/40 (a)	35,000	34,879
RB Series 2020C-1	4.00%	05/01/42 (a)	250,000	246,120
RB Series 2020C-1	4.00%	05/01/43 (a)	1,935,000	1,900,749
RB Series 2020C-1	4.00%	05/01/45 (a)	1,365,000	1,325,049
RB Series 2020D-1	4.00%	11/01/35 (a)	90,000	92,596
RB Series 2020D-1	4.00%	11/01/42 (a)	250,000	246,105
RB Series 2021B	5.00%	08/01/26 (b)	85,000	85,160
RB Series 2021B-1	5.00%	08/01/26	10,000	10,020
RB Series 2021B-1	4.00%	08/01/38 (a)	600,000	606,219
RB Series 2021B-1	3.00%	08/01/40 (a)	130,000	115,004
RB Series 2021B-1	4.00%	08/01/45 (a)	85,000	82,525
RB Series 2021B-1	3.00%	08/01/48 (a)	1,200,000	934,095
RB Series 2021B-1	4.00%	08/01/48 (a)	150,000	140,828
RB Series 2021E-1	5.00%	02/01/35 (a)	180,000	194,142
RB Series 2021E-1	4.00%	02/01/40 (a)	10,000	9,983
RB Series 2021E-1	4.00%	02/01/41 (a)	25,000	24,506
RB Series 2021E-1	4.00%	02/01/43 (a)	165,000	162,161
RB Series 2021E-1	4.00%	02/01/46 (a)	35,000	33,632
RB Series 2021E-1	4.00%	02/01/49 (a)	255,000	236,848
RB Series 2022A-1	5.00%	08/01/29	55,000	58,742
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2022A-1	5.00%	08/01/30	545,000	592,221
RB Series 2022A-1	5.00%	08/01/32	75,000	83,765
RB Series 2022A-1	5.00%	08/01/35 (a)	450,000	495,761
RB Series 2022A-1	5.00%	08/01/37 (a)	445,000	486,116
RB Series 2022A-1	5.25%	08/01/40 (a)	130,000	142,066
RB Series 2022A-1	5.00%	08/01/41 (a)	30,000	32,267
RB Series 2022A-1	5.25%	08/01/42 (a)	25,000	27,206
RB Series 2022A-1	5.00%	08/01/43 (a)	2,000,000	2,143,376
RB Series 2022A-1	5.00%	08/01/45 (a)	70,000	73,960
RB Series 2022A-1	4.00%	08/01/48 (a)	2,250,000	2,129,565
RB Series 2022C-1	5.00%	02/01/37 (a)	270,000	293,895
RB Series 2022C-1	4.00%	02/01/40 (a)	700,000	698,839
RB Series 2022C-1	4.00%	02/01/41 (a)	2,000,000	1,962,638
RB Series 2022C-1	4.00%	02/01/42 (a)	1,320,000	1,298,619
RB Series 2022C-1	5.00%	02/01/44 (a)	150,000	159,329
RB Series 2022C-1	4.00%	02/01/47 (a)	285,000	271,897
RB Series 2022C-1	5.00%	02/01/47 (a)	2,250,000	2,337,370
RB Series 2022D-1	5.00%	11/01/36 (a)	340,000	374,354
RB Series 2022D-1	5.25%	11/01/42 (a)	150,000	163,764
RB Series 2022D-1	5.25%	11/01/48 (a)	175,000	185,395
RB Series 2022F-1	5.00%	02/01/40 (a)	50,000	53,836
RB Series 2022F-1	5.00%	02/01/42 (a)	230,000	245,576
RB Series 2022F-1	5.00%	02/01/43 (a)	125,000	133,320
RB Series 2022F-1	5.00%	02/01/44 (a)	90,000	95,598
RB Series 2022F-1	5.00%	02/01/47 (a)	150,000	155,825
RB Series 2022F-1	4.00%	02/01/51 (a)	310,000	285,538
RB Series 2022F-1	5.00%	02/01/51 (a)	500,000	515,210
RB Series 2023A	5.00%	05/01/36 (a)	1,625,000	1,804,278
RB Series 2023A	5.00%	05/01/37 (a)	200,000	220,825
RB Series 2023A	5.00%	05/01/38 (a)	125,000	137,155
RB Series 2023A	5.00%	05/01/40 (a)	35,000	38,048
RB Series 2023A	5.00%	05/01/46 (a)	765,000	809,781
RB Series 2023A	5.00%	05/01/47 (a)	335,000	351,951
RB Series 2023A	5.00%	05/01/53 (a)	125,000	129,080
RB Series 2023B	5.00%	05/01/35 (a)	95,000	106,845
RB Series 2023B	5.25%	05/01/50 (a)	1,000,000	1,062,667
RB Series 2023B	4.38%	05/01/53 (a)	125,000	122,964
RB Series 2023C	5.50%	05/01/44 (a)	200,000	223,478
RB Series 2023C	5.25%	05/01/48 (a)	150,000	160,086
RB Series 2023C	5.50%	05/01/53 (a)	100,000	107,226
RB Series 2023F-1	5.00%	02/01/37 (a)	200,000	220,475
RB Series 2023F-1	5.25%	02/01/40 (a)	140,000	154,241
RB Series 2023F-1	5.00%	02/01/42 (a)	1,715,000	1,849,593
RB Series 2023F-1	5.00%	02/01/44 (a)	200,000	214,408
RB Series 2023F-1	4.00%	02/01/51 (a)	2,665,000	2,479,533
RB Series 2024C-S	5.00%	05/01/29	370,000	393,399
RB Series 2024C-S	5.00%	05/01/39 (a)	1,250,000	1,385,897
RB Series 2024C-S	5.00%	05/01/45 (a)	930,000	1,003,861
RB Series 2024C-S	5.00%	05/01/46 (a)	300,000	320,803
RB Series 2024C-S	5.25%	05/01/49 (a)	400,000	428,863
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2024C-S	5.00%	05/01/50 (a)	1,000,000	1,048,850
RB Series 2024D	5.00%	05/01/33	1,000,000	1,125,348
RB Series 2024D	5.00%	05/01/36 (a)	1,115,000	1,261,645
RB Series 2024D	5.00%	05/01/37 (a)	200,000	224,810
RB Series 2024D	5.00%	05/01/38 (a)	345,000	384,939
RB Series 2024D	5.00%	05/01/39 (a)	460,000	510,010
RB Series 2024D	5.00%	05/01/40 (a)	155,000	171,054
RB Series 2024D	5.00%	05/01/44 (a)	250,000	272,186
RB Series 2024D	5.25%	05/01/45 (a)	235,000	258,340
RB Series 2024D	5.00%	05/01/49 (a)	3,320,000	3,485,084
RB Series 2024D	5.00%	05/01/50 (a)	535,000	561,135
RB Series 2024D	5.50%	05/01/52 (a)	3,265,000	3,533,979
RB Series 2024D	4.25%	05/01/54 (a)	500,000	478,627
RB Series 2024F-1	5.00%	02/01/36 (a)	200,000	224,452
RB Series 2024F-1	5.00%	02/01/38 (a)	110,000	121,893
RB Series 2024F-1	5.00%	02/01/39 (a)	2,750,000	3,028,846
RB Series 2024F-1	5.00%	02/01/42 (a)	205,000	223,215
RB Series 2024F-1	5.00%	02/01/47 (a)	245,000	258,655
RB Series 2024F-1	5.00%	02/01/48 (a)	1,000,000	1,047,092
RB Series 2024F-1	5.25%	02/01/53 (a)	2,650,000	2,796,444
RB Series 2024G-1	5.00%	05/01/37 (a)	390,000	435,832
RB Series 2024G-1	5.00%	05/01/38 (a)	135,000	149,809
RB Series 2024G-1	5.00%	05/01/39 (a)	550,000	606,670
RB Series 2024G-1	5.00%	05/01/40 (a)	220,000	241,598
RB Series 2024G-1	5.00%	05/01/46 (a)	250,000	266,449
RB Series 2024G-1	5.00%	05/01/47 (a)	20,000	21,135
RB Series 2024G-1	5.25%	05/01/48 (a)	265,000	283,849
RB Series 2024G-1	5.25%	05/01/49 (a)	100,000	106,850
RB Series 2024G-1	5.25%	05/01/51 (a)	330,000	350,989
RB Series 2024G-1	4.13%	05/01/52 (a)	180,000	169,916
RB Series 2025A	5.00%	05/01/30	1,355,000	1,466,225
RB Series 2025A	5.00%	05/01/44 (a)	3,000,000	3,293,858
RB Series 2025B	5.00%	05/01/33	100,000	112,535
RB Series 2025B	5.00%	05/01/34	1,850,000	2,104,680
RB Series 2025B	5.25%	05/01/48 (a)	1,000,000	1,082,120
RB Series 2025B	5.00%	05/01/51 (a)	2,525,000	2,645,515
RB Series 2025E	5.00%	11/01/38 (a)	250,000	278,229
RB Series 2025E	5.00%	11/01/40 (a)	500,000	550,404
RB Series 2025E	5.00%	11/01/42 (a)	250,000	274,143
RB Series 2025E	5.00%	11/01/44 (a)	500,000	544,509
RB Series 2025E	5.00%	11/01/46 (a)	300,000	320,888
RB Series 2025E	5.00%	11/01/53 (a)	4,230,000	4,392,116
RB Series 2025H	5.00%	11/01/30	250,000	272,736
RB Series 2025H	5.00%	11/01/31	200,000	221,417
RB Series 2025H	5.00%	11/01/38 (a)	250,000	279,682
RB Series 2025H	5.00%	11/01/40 (a)	250,000	276,490
RB Series 2025H	5.00%	11/01/43 (a)	2,000,000	2,197,627
RB Series 2025H	5.25%	11/01/48 (a)	3,970,000	4,283,267
RB Series 2026F-1	5.00%	02/01/28	1,500,000	1,559,612
RB Series 2026F-1	5.00%	02/01/29	1,500,000	1,587,668
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2026F-1	5.00%	02/01/30	1,700,000	1,831,579
RB Series 2026F-1	5.00%	02/01/37 (a)	3,500,000	3,996,698
RB Series 2026F-1	5.00%	02/01/41 (a)	1,000,000	1,111,804
RB Series 2026F-1	5.00%	02/01/44 (a)	3,000,000	3,300,475
RB Series 2026F-1	5.00%	02/01/46 (a)	1,250,000	1,347,503
RB Series 2026I	5.00%	11/01/41 (a)	1,500,000	1,678,538
RB Series 2026I	5.00%	11/01/42 (a)	2,500,000	2,789,401
RB Series 2026I	5.00%	11/01/44 (a)	1,000,000	1,106,578
Refunding RB Series 2002-1	5.00%	11/01/27	15,000	15,504
Refunding RB Series 2002-1	5.00%	11/01/28	185,000	195,496
Refunding RB Series 2017C	5.00%	11/01/28 (a)	25,000	25,520
Refunding RB Series 2017C	5.00%	11/01/30 (a)	130,000	132,438
Refunding RB Series 2017C	5.00%	11/01/31 (a)	25,000	25,458
Refunding RB Series 2017C	5.00%	11/01/32 (a)	125,000	127,248
Refunding RB Series 2017C	5.00%	11/01/33 (a)	415,000	422,295
Refunding RB Series 2020A	5.00%	11/01/26	65,000	65,531
Refunding RB Series 2020A	5.00%	11/01/27	100,000	103,359
Refunding RB Series 2020A	5.00%	11/01/29	360,000	386,253
Refunding RB Series 2020A	5.00%	11/01/31 (a)	60,000	65,411
Refunding RB Series 2020A	4.00%	11/01/35 (a)	145,000	149,183
Refunding RB Series 2020A	3.00%	11/01/37 (a)	325,000	301,568
Refunding RB Series 2020A	3.00%	11/01/39 (a)	215,000	193,232
Refunding RB Series 2021A-1	5.00%	11/01/26	2,000,000	2,016,353
Refunding RB Series 2021A-1	5.00%	11/01/28	330,000	348,723
Refunding RB Series 2021A-1	5.00%	11/01/29	1,040,000	1,115,843
Refunding RB Series 2021A-1	5.00%	11/01/30	45,000	49,092
Refunding RB Series 2021A-1	5.00%	11/01/32 (a)	200,000	219,773
Refunding RB Series 2021A-1	4.00%	11/01/37 (a)	125,000	126,950
Refunding RB Series 2021A-1	4.00%	11/01/38 (a)	140,000	141,447
Refunding RB Series 2021F-1	5.00%	11/01/26	305,000	307,494
Refunding RB Series 2021F-1	5.00%	11/01/27	125,000	129,199
Refunding RB Series 2021F-1	5.00%	11/01/28	130,000	137,376
Refunding RB Series 2021F-1	5.00%	11/01/29	605,000	649,120
Refunding RB Series 2021F-1	5.00%	11/01/30	35,000	38,183
Refunding RB Series 2021F-1	5.00%	11/01/31 (a)	255,000	279,029
Refunding RB Series 2021F-1	5.00%	11/01/32 (a)	180,000	196,243
Refunding RB Series 2021F-1	5.00%	11/01/33 (a)	190,000	206,386
Refunding RB Series 2021F-1	4.00%	11/01/37 (a)	200,000	202,852
Refunding RB Series 2022B-1	5.00%	11/01/26	215,000	216,758
Refunding RB Series 2022B-1	5.00%	11/01/29	330,000	354,066
Refunding RB Series 2022B-1	5.00%	11/01/30	300,000	327,283
Refunding RB Series 2022B-1	5.25%	11/01/37 (a)	200,000	222,104
Refunding RB Series 2022D-1	5.00%	11/01/29	190,000	203,856
Refunding RB Series 2022D-1	5.00%	11/01/30	90,000	98,185
Refunding RB Series 2022D-1	5.00%	11/01/33 (a)	50,000	55,184
Refunding RB Series 2022D-1	5.00%	11/01/34 (a)	110,000	120,983
Refunding RB Series 2022D-1	5.00%	11/01/38 (a)	100,000	108,287
Refunding RB Series 2023E-1	5.00%	11/01/26	270,000	272,208
Refunding RB Series 2023E-1	5.00%	11/01/27	480,000	496,124
Refunding RB Series 2023E-1	5.00%	11/01/28	100,000	105,674
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2023E-1	5.00%	11/01/29	125,000	134,116
Refunding RB Series 2023E-1	5.00%	11/01/30	130,000	141,823
Refunding RB Series 2023E-1	5.00%	11/01/31	580,000	642,109
Refunding RB Series 2023E-1	5.00%	11/01/32	150,000	168,034
Refunding RB Series 2023E-1	5.00%	11/01/33 (a)	150,000	169,436
Refunding RB Series 2023E-1	5.00%	11/01/34 (a)	20,000	22,414
Refunding RB Series 2023E-1	5.00%	11/01/40 (a)	3,000,000	3,254,366
Refunding RB Series 2023E-1	5.00%	11/01/41 (a)	5,225,000	5,661,352
Refunding RB Series 2024A-1	5.00%	11/01/26 (a)	140,000	141,145
Refunding RB Series 2024A-1	5.00%	11/01/28 (a)	150,000	158,510
Refunding RB Series 2024A-1	5.00%	11/01/30 (a)	55,000	60,002
Refunding RB Series 2024A-1	5.00%	11/01/32 (a)	2,100,000	2,352,481
Refunding RB Series 2024A-1	5.00%	11/01/34 (a)	1,560,000	1,782,211
Refunding RB Series 2024A-1	5.00%	11/01/35 (a)	3,940,000	4,477,772
Refunding RB Series 2024A-1	5.00%	11/01/36 (a)	2,010,000	2,266,038
Refunding RB Series 2024A-1	5.00%	11/01/37 (a)	1,640,000	1,837,674
Refunding RB Series 2024A-1	5.00%	11/01/39 (a)	55,000	60,837
Refunding RB Series 2024A-1	5.00%	11/01/40 (a)	195,000	214,658
Refunding RB Series 2024D-1	5.00%	11/01/27	50,000	51,680
Refunding RB Series 2024D-1	5.00%	11/01/28	85,000	89,823
Refunding RB Series 2024D-1	5.00%	11/01/30	25,000	27,274
Refunding RB Series 2024D-1	5.00%	11/01/31 (a)	100,000	110,708
Refunding RB Series 2024D-1	5.00%	11/01/34 (a)	260,000	295,389
Refunding RB Series 2024D-1	5.00%	11/01/35 (a)	410,000	462,995
Refunding RB Series 2024D-1	5.00%	11/01/36 (a)	455,000	509,901
Refunding RB Series 2024D-1	5.00%	11/01/37 (a)	420,000	467,962
Refunding RB Series 2024D-1	5.00%	11/01/38 (a)	35,000	38,745
Refunding RB Series 2024D-1	5.00%	11/01/39 (a)	375,000	412,720
Refunding RB Series 2024D-1	5.00%	11/01/40 (a)	675,000	739,505
Refunding RB Series 2024D-1	5.00%	11/01/41 (a)	550,000	601,682
Refunding RB Series 2025-1	5.00%	11/01/27	4,000,000	4,134,370
Refunding RB Series 2025F-1	5.00%	11/01/32 (a)	3,250,000	3,640,744
Refunding RB Series 2025F-1	5.00%	11/01/37 (a)	5,000,000	5,633,829
Refunding RB Series 2025G-1	5.00%	11/01/30 (a)	1,465,000	1,598,231
Refunding RB Series 2025G-1	5.00%	11/01/31 (a)	50,000	55,354
Refunding RB Series 2025G-1	5.00%	11/01/34	1,085,000	1,239,550
Refunding RB Series 2025G-1	5.00%	11/01/36 (a)	1,500,000	1,700,993
Refunding RB Series 2026D-1	5.00%	11/01/30	1,000,000	1,090,942
Refunding RB Series 2026D-1	5.00%	11/01/31	500,000	553,542
Refunding RB Series 2026D-1	5.00%	11/01/32	2,015,000	2,257,261
Refunding RB Series 2026D-1	5.00%	11/01/33 (a)	950,000	1,074,489
Refunding RB Series 2026D-1	5.00%	11/01/37 (a)	445,000	506,957
Refunding RB Series 2026G-1	5.00%	11/01/30	1,000,000	1,090,942
Refunding RB Series 2026G-1	5.00%	11/01/31	1,000,000	1,107,084
New York Convention Center Development Corp.
New York City Hotel Unit Fee Revenue RB Series 2016A	4.80%	11/15/47 (d)	300,000	114,183
New York Liberty Development Corp.
Portfolio Authority of New York & New Jersey Refunding RB Series 2021-1WTC	3.00%	02/15/42 (a)	650,000	550,394
Portfolio Authority of New York & New Jersey Refunding RB Series 2021-1WTC	4.00%	02/15/43 (a)	1,995,000	1,947,490
Portfolio Authority of New York & New Jersey Refunding RB Series 2021-1WTC	2.75%	02/15/44 (a)	150,000	120,973
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New York Power Authority
RB Series 2024A	5.00%	11/15/30	540,000	600,048
RB Series 2024A	4.00%	11/15/54 (a)	360,000	333,913
Refunding RB Series 2020A	4.00%	11/15/45 (a)	2,500,000	2,466,409
Refunding RB Series 2020A	4.00%	11/15/50 (a)	300,000	286,066
Refunding RB Series 2020A	4.00%	11/15/55 (a)	1,200,000	1,114,928
Refunding RB Series 2020A	3.25%	11/15/60 (a)	1,000,000	760,746
SFP Transmission Project RB Series 2022A	4.00%	11/15/52 (a)(c)	100,000	91,572
New York State Dormitory Authority
RB Series 2018A	5.00%	10/01/31 (a)	280,000	281,740
RB Series 2019A	5.00%	10/01/30 (a)(c)	35,000	36,032
RB Series 2019A	3.00%	10/01/31 (a)(c)	235,000	235,052
RB Series 2019A	3.00%	10/01/32 (a)(c)	250,000	248,276
RB Series 2020A	5.00%	10/01/31 (a)(c)	310,000	325,454
RB Series 2020A	5.00%	10/01/32 (a)(c)	285,000	298,240
RB Series 2020A	5.00%	10/01/34 (a)(c)	65,000	67,701
RB Series 2020A	3.00%	03/15/50 (a)(b)	5,000	5,084
RB Series 2022A	5.00%	10/01/26 (c)	120,000	120,747
RB Series 2022A	5.00%	10/01/29 (c)	355,000	381,802
RB Series 2022A	5.00%	10/01/33 (a)(c)	195,000	211,992
RB Series 2022A	5.00%	10/01/35 (a)(c)	155,000	167,519
RB Series 2022A	5.00%	10/01/36 (a)(c)	100,000	107,666
RB Series 2023A	5.00%	10/01/26 (c)	400,000	402,490
RB Series 2023A	5.00%	10/01/27 (c)	2,000,000	2,066,072
RB Series 2023A	5.00%	10/01/28 (c)	60,000	63,309
RB Series 2023A	5.00%	10/01/30 (c)	250,000	273,639
RB Series 2023A	5.00%	10/01/32 (c)	45,000	50,497
RB Series 2023A	5.00%	10/01/34 (a)(c)	170,000	187,245
RB Series 2023A	5.00%	10/01/36 (a)(c)	230,000	251,580
RB Series 2023A	5.00%	10/01/37 (a)(c)	1,000,000	1,090,140
RB Series 2023A-1	5.00%	03/15/29 (b)	890,000	947,315
RB Series 2023A-1	5.00%	03/15/53 (a)	25,000	28,391
RB Series 2024A	5.00%	10/01/26 (c)	2,000,000	2,012,451
RB Series 2024A	5.00%	10/01/28 (c)	50,000	52,758
RB Series 2024A	5.00%	10/01/32 (c)	125,000	140,268
RB Series 2024A	5.00%	10/01/34 (a)(c)	315,000	352,178
RB Series 2024A	5.00%	10/01/35 (a)(c)	500,000	556,136
RB Series 2024A	5.00%	10/01/36 (a)(c)	105,000	116,117
RB Series 2024A	5.00%	10/01/37 (a)(c)	290,000	319,145
RB Series 2025A	5.00%	10/01/27	4,000,000	4,132,144
RB Series 2025A	5.00%	10/01/33 (c)	615,000	701,054
RB Series 2025A	5.00%	10/01/36 (a)	300,000	341,870
RB Series 2025A	5.00%	10/01/38 (a)(c)	1,500,000	1,681,441
RB Series 2026A	5.00%	10/01/31 (c)	1,000,000	1,109,409
RB Series 2026A	5.00%	10/01/35 (a)(c)	1,000,000	1,139,299
RB Series 2026A	5.00%	10/01/38 (a)(c)	1,000,000	1,120,194
RB Series 2026A	5.00%	10/01/39 (a)(c)	550,000	613,516
Refunding RB Series 2020A	3.00%	03/15/50 (a)	1,195,000	901,961
Refunding RB Series 2021A	4.00%	03/15/41 (a)	55,000	54,729
Refunding RB Series 2023A-1	5.00%	03/15/29	110,000	117,281
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2023A-1	5.00%	03/15/53 (a)	2,140,000	2,216,324
Cornell University Refunding RB Series 2020A	5.00%	07/01/26	50,000	50,000
Cornell University Refunding RB Series 2020A	4.00%	07/01/50 (a)	275,000	254,670
Cornell University Refunding RB Series 2024A	5.50%	07/01/54 (a)	2,890,000	3,153,008
Dormitory Facilities Revenue RB Series 2019A	4.00%	07/01/49 (a)	100,000	90,944
Dormitory Facilities Revenue Refunding RB Series 2017A	5.00%	07/01/26	50,000	50,000
Fordham University RB Series 2020	4.00%	07/01/46 (a)	185,000	177,092
Fordham University RB Series 2020	4.00%	07/01/50 (a)	75,000	68,637
Fordham University Refunding RB Series 2016A	5.00%	07/01/41 (a)	230,000	230,026
Icahn School of Medicine at Mount Sinai Refunding RB Series 2015A	5.00%	07/01/35 (a)	160,000	160,273
Icahn School of Medicine at Mount Sinai Refunding RB Series 2015A	4.00%	07/01/36 (a)	200,000	197,929
Icahn School of Medicine at Mount Sinai Refunding RB Series 2015A	4.00%	07/01/40 (a)	555,000	547,751
Institute of Technology RB Series 2024	5.25%	07/01/54 (a)	100,000	102,351
New School Refunding RB Series 2016A	4.00%	07/01/43 (a)	800,000	736,266
New School Refunding RB Series 2022A	4.00%	07/01/47 (a)	75,000	65,839
Pace University RB Series 2024A	5.50%	05/01/56 (a)	165,000	170,336
Personal Income Tax Revenue RB Series 2016A	5.00%	02/15/33 (a)	200,000	200,526
Personal Income Tax Revenue RB Series 2016A	5.00%	02/15/34 (a)	45,000	45,115
Personal Income Tax Revenue RB Series 2016A	5.00%	02/15/36 (a)	100,000	100,236
Personal Income Tax Revenue RB Series 2016D	5.00%	02/15/27 (a)(b)	1,735,000	1,740,004
Personal Income Tax Revenue RB Series 2016D	5.00%	02/15/28 (a)(b)	995,000	997,870
Personal Income Tax Revenue RB Series 2017A	5.00%	02/15/28 (a)(b)	680,000	690,748
Personal Income Tax Revenue RB Series 2017A	5.00%	02/15/29 (a)(b)	250,000	253,951
Personal Income Tax Revenue RB Series 2017B	5.00%	02/15/28 (a)(b)	1,095,000	1,127,556
Personal Income Tax Revenue RB Series 2020A	3.00%	03/15/49 (a)	650,000	495,164
Personal Income Tax Revenue RB Series 2020D-2026	4.00%	02/15/49 (a)(b)	15,000	15,759
Personal Income Tax Revenue RB Series 2021A	5.00%	03/15/29 (b)	35,000	37,301
Personal Income Tax Revenue RB Series 2021E	5.00%	03/15/29 (b)	380,000	406,015
Personal Income Tax Revenue RB Series 2021E	5.00%	03/15/31	250,000	275,797
Personal Income Tax Revenue RB Series 2021E	5.00%	03/15/32	45,000	50,396
Personal Income Tax Revenue RB Series 2021E	3.00%	03/15/51 (a)(b)	5,000	5,083
Personal Income Tax Revenue RB Series 2021E	3.00%	03/15/51 (a)	1,110,000	832,770
Personal Income Tax Revenue RB Series 2024A	5.00%	03/15/29 (b)	140,000	149,205
Personal Income Tax Revenue Refunding RB Series 2015E	3.25%	03/15/35 (a)	275,000	270,539
Personal Income Tax Revenue Refunding RB Series 2015E	3.25%	03/15/36 (a)	440,000	427,350
Personal Income Tax Revenue Refunding RB Series 2017A	5.00%	02/15/27 (b)	95,000	96,502
Personal Income Tax Revenue Refunding RB Series 2017A	5.00%	02/15/30 (a)	10,000	10,149
Personal Income Tax Revenue Refunding RB Series 2017A	5.00%	02/15/32 (a)	100,000	101,402
Personal Income Tax Revenue Refunding RB Series 2017A	4.00%	02/15/34 (a)	1,330,000	1,334,398
Personal Income Tax Revenue Refunding RB Series 2017A	4.00%	02/15/35 (a)	125,000	125,325
Personal Income Tax Revenue Refunding RB Series 2017A	4.00%	02/15/36 (a)	170,000	170,201
Personal Income Tax Revenue Refunding RB Series 2017A	5.00%	02/15/38 (a)	200,000	202,171
Personal Income Tax Revenue Refunding RB Series 2017B	5.00%	02/15/37 (a)	55,000	56,135
Personal Income Tax Revenue Refunding RB Series 2017B	5.00%	02/15/38 (a)	125,000	127,442
Personal Income Tax Revenue Refunding RB Series 2017B	5.00%	02/15/40 (a)	100,000	101,765
Personal Income Tax Revenue Refunding RB Series 2017B	5.00%	02/15/41 (a)	1,470,000	1,494,317
Personal Income Tax Revenue Refunding RB Series 2017B	5.00%	02/15/42 (a)	340,000	345,249
Personal Income Tax Revenue Refunding RB Series 2017B	5.00%	02/15/43 (a)	25,000	25,367
Personal Income Tax Revenue Refunding RB Series 2018A	5.00%	03/15/31 (a)	175,000	184,135
Personal Income Tax Revenue Refunding RB Series 2018A	5.00%	03/15/32 (a)	200,000	210,043
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Personal Income Tax Revenue Refunding RB Series 2018A	5.00%	03/15/35 (a)	100,000	100,415
Personal Income Tax Revenue Refunding RB Series 2018A	5.25%	03/15/37 (a)	745,000	780,677
Personal Income Tax Revenue Refunding RB Series 2018A	5.00%	03/15/40 (a)	1,290,000	1,338,058
Personal Income Tax Revenue Refunding RB Series 2018A	4.00%	03/15/48 (a)	100,000	93,390
Personal Income Tax Revenue Refunding RB Series 2019A	5.00%	03/15/30 (a)	195,000	207,486
Personal Income Tax Revenue Refunding RB Series 2019A	5.00%	03/15/32 (a)	150,000	159,038
Personal Income Tax Revenue Refunding RB Series 2019A	5.00%	03/15/33 (a)	615,000	651,066
Personal Income Tax Revenue Refunding RB Series 2019A	5.00%	03/15/34 (a)	710,000	750,305
Personal Income Tax Revenue Refunding RB Series 2019A	5.00%	03/15/35 (a)	300,000	316,468
Personal Income Tax Revenue Refunding RB Series 2019A	5.00%	03/15/36 (a)	125,000	131,662
Personal Income Tax Revenue Refunding RB Series 2019A	5.00%	03/15/37 (a)	840,000	883,199
Personal Income Tax Revenue Refunding RB Series 2019A	5.00%	03/15/38 (a)	30,000	31,495
Personal Income Tax Revenue Refunding RB Series 2019A	5.00%	03/15/39 (a)	140,000	146,642
Personal Income Tax Revenue Refunding RB Series 2019A	5.00%	03/15/41 (a)	115,000	119,939
Personal Income Tax Revenue Refunding RB Series 2019A	5.00%	03/15/42 (a)	350,000	364,204
Personal Income Tax Revenue Refunding RB Series 2019A	5.00%	03/15/45 (a)	1,280,000	1,323,902
Personal Income Tax Revenue Refunding RB Series 2019A	5.00%	03/15/46 (a)	250,000	257,599
Personal Income Tax Revenue Refunding RB Series 2020A	5.00%	03/15/30	380,000	412,378
Personal Income Tax Revenue Refunding RB Series 2020A	5.00%	03/15/31 (a)	50,000	54,460
Personal Income Tax Revenue Refunding RB Series 2020A	5.00%	03/15/32 (a)	535,000	581,575
Personal Income Tax Revenue Refunding RB Series 2020A	5.00%	03/15/33 (a)	1,340,000	1,453,444
Personal Income Tax Revenue Refunding RB Series 2020A	4.00%	03/15/35 (a)	150,000	153,790
Personal Income Tax Revenue Refunding RB Series 2020A	4.00%	03/15/36 (a)	195,000	199,132
Personal Income Tax Revenue Refunding RB Series 2020A	3.00%	03/15/41 (a)	385,000	339,386
Personal Income Tax Revenue Refunding RB Series 2020A	3.00%	03/15/42 (a)	180,000	156,842
Personal Income Tax Revenue Refunding RB Series 2020A	4.00%	03/15/43 (a)	275,000	271,575
Personal Income Tax Revenue Refunding RB Series 2020A	4.00%	03/15/44 (a)	50,000	49,110
Personal Income Tax Revenue Refunding RB Series 2020A	4.00%	03/15/47 (a)	75,000	71,485
Personal Income Tax Revenue Refunding RB Series 2020D	5.00%	02/15/30	115,000	124,604
Personal Income Tax Revenue Refunding RB Series 2020D	4.00%	02/15/36 (a)	40,000	40,750
Personal Income Tax Revenue Refunding RB Series 2020D	4.00%	02/15/39 (a)	3,605,000	3,615,347
Personal Income Tax Revenue Refunding RB Series 2020D	5.00%	02/15/41 (a)	670,000	704,556
Personal Income Tax Revenue Refunding RB Series 2020D	4.00%	02/15/47 (a)	2,500,000	2,385,506
Personal Income Tax Revenue Refunding RB Series 2020D-2026	4.00%	02/15/49 (a)	1,230,000	1,143,280
Personal Income Tax Revenue Refunding RB Series 2021A	5.00%	03/15/29	25,000	26,628
Personal Income Tax Revenue Refunding RB Series 2021A	5.00%	03/15/30	615,000	667,401
Personal Income Tax Revenue Refunding RB Series 2021A	5.00%	03/15/32 (a)	225,000	246,978
Personal Income Tax Revenue Refunding RB Series 2021A	5.00%	03/15/33 (a)	400,000	438,185
Personal Income Tax Revenue Refunding RB Series 2021A	5.00%	03/15/34 (a)	1,020,000	1,114,304
Personal Income Tax Revenue Refunding RB Series 2021A	5.00%	03/15/35 (a)	920,000	1,001,771
Personal Income Tax Revenue Refunding RB Series 2021A	5.00%	03/15/36 (a)	250,000	271,300
Personal Income Tax Revenue Refunding RB Series 2021A	4.00%	03/15/37 (a)	215,000	218,185
Personal Income Tax Revenue Refunding RB Series 2021A	4.00%	03/15/38 (a)	1,000,000	1,007,362
Personal Income Tax Revenue Refunding RB Series 2021A	4.00%	03/15/47 (a)	665,000	633,837
Personal Income Tax Revenue Refunding RB Series 2021A	3.00%	03/15/51 (a)	150,000	112,537
Personal Income Tax Revenue Refunding RB Series 2021E	4.00%	03/15/37 (a)	415,000	422,328
Personal Income Tax Revenue Refunding RB Series 2021E	3.00%	03/15/41 (a)	1,000,000	881,522
Personal Income Tax Revenue Refunding RB Series 2021E	4.00%	03/15/44 (a)	105,000	102,358
Personal Income Tax Revenue Refunding RB Series 2021E	4.00%	03/15/48 (a)	30,000	27,971
Personal Income Tax Revenue Refunding RB Series 2021E	3.00%	03/15/50 (a)	990,000	748,553
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Personal Income Tax Revenue Refunding RB Series 2022A	5.00%	03/15/28 (b)	200,000	208,954
Personal Income Tax Revenue Refunding RB Series 2022A	5.00%	03/15/29 (b)	630,000	673,131
Personal Income Tax Revenue Refunding RB Series 2022A	5.00%	03/15/30	105,000	113,947
Personal Income Tax Revenue Refunding RB Series 2022A	5.00%	03/15/33 (a)	40,000	44,583
Personal Income Tax Revenue Refunding RB Series 2022A	4.00%	03/15/34 (a)	25,000	25,988
Personal Income Tax Revenue Refunding RB Series 2022A	4.00%	03/15/38 (a)	75,000	75,888
Personal Income Tax Revenue Refunding RB Series 2022A	4.00%	03/15/39 (a)	230,000	231,504
Personal Income Tax Revenue Refunding RB Series 2022A	5.00%	03/15/41 (a)	305,000	328,342
Personal Income Tax Revenue Refunding RB Series 2022A	4.00%	03/15/42 (a)	520,000	514,071
Personal Income Tax Revenue Refunding RB Series 2022A	4.00%	03/15/43 (a)	3,040,000	2,991,294
Personal Income Tax Revenue Refunding RB Series 2022A	5.00%	03/15/46 (a)	855,000	900,346
Personal Income Tax Revenue Refunding RB Series 2022A	4.00%	03/15/49 (a)	1,250,000	1,163,295
Personal Income Tax Revenue Refunding RB Series 2022A	3.50%	03/15/52 (a)	1,185,000	982,874
Personal Income Tax Revenue Refunding RB Series 2023A	5.00%	03/15/30	160,000	173,633
Personal Income Tax Revenue Refunding RB Series 2023A	5.00%	03/15/31	3,125,000	3,447,459
Personal Income Tax Revenue Refunding RB Series 2023A	5.00%	03/15/33	35,000	39,719
Personal Income Tax Revenue Refunding RB Series 2024A	5.00%	03/15/27	1,310,000	1,333,539
Personal Income Tax Revenue Refunding RB Series 2024A	5.00%	03/15/29	70,000	74,558
Personal Income Tax Revenue Refunding RB Series 2024A	5.00%	03/15/31	405,000	446,791
Personal Income Tax Revenue Refunding RB Series 2024A	5.00%	03/15/32	480,000	537,553
Personal Income Tax Revenue Refunding RB Series 2024A	5.00%	03/15/34	175,000	200,808
Personal Income Tax Revenue Refunding RB Series 2024A	5.00%	03/15/36 (a)	175,000	198,372
Personal Income Tax Revenue Refunding RB Series 2024A	5.00%	03/15/39 (a)	1,275,000	1,420,796
Personal Income Tax Revenue Refunding RB Series 2024A	5.00%	03/15/40 (a)	325,000	360,346
Personal Income Tax Revenue Refunding RB Series 2024A	5.00%	03/15/41 (a)	260,000	286,696
Personal Income Tax Revenue Refunding RB Series 2024A	5.00%	03/15/42 (a)	300,000	329,406
Personal Income Tax Revenue Refunding RB Series 2024A	5.00%	03/15/43 (a)	1,310,000	1,431,010
Personal Income Tax Revenue Refunding RB Series 2024A	5.00%	03/15/44 (a)	100,000	108,406
Personal Income Tax Revenue Refunding RB Series 2024A	5.00%	03/15/46 (a)	115,000	122,624
Personal Income Tax Revenue Refunding RB Series 2024A	4.00%	03/15/47 (a)	1,000,000	957,094
Personal Income Tax Revenue Refunding RB Series 2024A	5.25%	03/15/48 (a)	150,000	161,058
Personal Income Tax Revenue Refunding RB Series 2024A	5.25%	03/15/49 (a)	945,000	1,010,456
Personal Income Tax Revenue Refunding RB Series 2024A	5.25%	03/15/52 (a)	750,000	796,411
Personal Income Tax Revenue Refunding RB Series 2024A	4.00%	03/15/54 (a)	500,000	457,362
Personal Income Tax Revenue Refunding RB Series 2025A	5.00%	03/15/33	255,000	289,379
Personal Income Tax Revenue Refunding RB Series 2025A	5.00%	03/15/34	2,500,000	2,868,690
Personal Income Tax Revenue Refunding RB Series 2025A	5.00%	03/15/40 (a)	500,000	560,862
Personal Income Tax Revenue Refunding RB Series 2025A	5.00%	03/15/41 (a)	2,500,000	2,787,691
Personal Income Tax Revenue Refunding RB Series 2025A	5.00%	03/15/49 (a)	1,500,000	1,583,520
Personal Income Tax Revenue Refunding RB Series 2025A	5.00%	03/15/51 (a)	2,120,000	2,226,261
Personal Income Tax Revenue Refunding RB Series 2025A	5.00%	03/15/52 (a)	500,000	524,158
Personal Income Tax Revenue Refunding RB Series 2025A	5.00%	03/15/54 (a)	1,675,000	1,752,099
Personal Income Tax Revenue Refunding RB Series 2025A	5.00%	03/15/55 (a)	375,000	391,939
Personal Income Tax Revenue Refunding RB Series 2025C	5.00%	03/15/30	3,405,000	3,695,123
Personal Income Tax Revenue Refunding RB Series 2025C	5.00%	03/15/33	545,000	618,477
Personal Income Tax Revenue Refunding RB Series 2025C	5.00%	03/15/43 (a)	750,000	830,688
Personal Income Tax Revenue Refunding RB Series 2025C	5.25%	03/15/50 (a)	1,000,000	1,076,056
Personal Income Tax Revenue Refunding RB Series 2026A	5.00%	03/15/32	640,000	716,737
Personal Income Tax Revenue Refunding RB Series 2026A	5.00%	03/15/33 (a)	400,000	453,928
Personal Income Tax Revenue Refunding RB Series 2026A	5.00%	03/15/42 (a)	1,750,000	1,959,007
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Rochester Institute of Technology RB Series 2019A	4.00%	07/01/44 (a)	200,000	193,112
Rockefeller University Refunding RB Series 2019C	4.00%	07/01/49 (a)	500,000	459,256
Sales Tax Revenue RB Series 2016A	5.00%	03/15/27 (a)(b)	150,000	150,739
Sales Tax Revenue RB Series 2016A	5.00%	03/15/29 (a)(b)	425,000	427,094
Sales Tax Revenue RB Series 2016A	5.00%	03/15/31 (a)	200,000	201,017
Sales Tax Revenue RB Series 2016A	5.00%	03/15/32 (a)	300,000	301,494
Sales Tax Revenue RB Series 2016A	5.00%	03/15/35 (a)	100,000	100,444
Sales Tax Revenue RB Series 2017A	5.00%	03/15/27 (b)	145,000	147,625
Sales Tax Revenue RB Series 2017A	5.00%	03/15/28 (a)(b)	510,000	519,231
Sales Tax Revenue RB Series 2017A	5.00%	03/15/29 (a)(b)	275,000	279,978
Sales Tax Revenue RB Series 2017A	5.00%	03/15/30 (a)	600,000	610,329
Sales Tax Revenue RB Series 2017A	5.00%	03/15/31 (a)	150,000	152,538
Sales Tax Revenue RB Series 2017A	5.00%	03/15/33 (a)	650,000	660,208
Sales Tax Revenue RB Series 2017A	5.00%	03/15/35 (a)	230,000	233,385
Sales Tax Revenue RB Series 2017A	5.00%	03/15/42 (a)	710,000	718,484
Sales Tax Revenue RB Series 2018A	5.00%	03/15/31 (a)	325,000	338,199
Sales Tax Revenue RB Series 2018A	5.00%	03/15/32 (a)	175,000	181,856
Sales Tax Revenue RB Series 2018A	5.00%	03/15/33 (a)	345,000	358,117
Sales Tax Revenue RB Series 2018A	5.00%	03/15/36 (a)	140,000	144,793
Sales Tax Revenue RB Series 2018A	5.00%	03/15/40 (a)	50,000	51,510
Sales Tax Revenue RB Series 2018A	5.00%	03/15/41 (a)	65,000	66,872
Sales Tax Revenue RB Series 2018A	5.00%	03/15/42 (a)	205,000	210,738
Sales Tax Revenue RB Series 2018A	5.00%	03/15/43 (a)	1,155,000	1,186,965
Sales Tax Revenue RB Series 2018A	5.00%	03/15/45 (a)	200,000	204,260
Sales Tax Revenue RB Series 2018A	4.00%	03/15/47 (a)	75,000	70,106
Sales Tax Revenue RB Series 2018A	4.00%	03/15/48 (a)	210,000	194,531
Sales Tax Revenue RB Series 2024A	5.00%	03/15/37 (a)	250,000	284,654
Sales Tax Revenue RB Series 2024A	5.00%	03/15/38 (a)	1,500,000	1,697,454
Sales Tax Revenue RB Series 2024A	5.00%	03/15/39 (a)	710,000	799,429
Sales Tax Revenue RB Series 2024A	5.00%	03/15/41 (a)	2,515,000	2,797,620
Sales Tax Revenue RB Series 2024A	5.00%	03/15/42 (a)	600,000	663,097
Sales Tax Revenue RB Series 2024A	5.00%	03/15/47 (a)	125,000	132,554
Sales Tax Revenue RB Series 2024A	5.00%	03/15/50 (a)	1,850,000	1,936,912
Sales Tax Revenue RB Series 2024A	5.00%	03/15/51 (a)	910,000	950,861
Sales Tax Revenue RB Series 2024A	5.00%	03/15/52 (a)	140,000	145,949
Sales Tax Revenue RB Series 2024A	5.00%	03/15/54 (a)	240,000	250,181
Sales Tax Revenue RB Series 2024A	5.00%	03/15/56 (a)	450,000	468,038
Sales Tax Revenue RB Series 2024B	5.00%	03/15/45 (a)(e)	15,000	17,375
Sales Tax Revenue Refunding RB Series 2018C	5.00%	03/15/30 (a)	275,000	286,416
Sales Tax Revenue Refunding RB Series 2018C	5.00%	03/15/31 (a)	280,000	291,337
Sales Tax Revenue Refunding RB Series 2018C	5.00%	03/15/32 (a)	220,000	228,608
Sales Tax Revenue Refunding RB Series 2018C	5.00%	03/15/33 (a)	1,180,000	1,224,965
Sales Tax Revenue Refunding RB Series 2018C	5.00%	03/15/34 (a)	1,580,000	1,638,330
Sales Tax Revenue Refunding RB Series 2018C	5.00%	03/15/35 (a)	280,000	289,910
Sales Tax Revenue Refunding RB Series 2018C	5.00%	03/15/37 (a)	1,000,000	1,033,195
Sales Tax Revenue Refunding RB Series 2018C	5.00%	03/15/42 (a)	100,000	102,799
Sales Tax Revenue Refunding RB Series 2018E	5.00%	03/15/27 (b)	160,000	162,896
Sales Tax Revenue Refunding RB Series 2018E	5.00%	03/15/30 (a)	320,000	337,068
Sales Tax Revenue Refunding RB Series 2018E	5.00%	03/15/31 (a)	165,000	173,613
Sales Tax Revenue Refunding RB Series 2018E	5.00%	03/15/33 (a)	840,000	881,037
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sales Tax Revenue Refunding RB Series 2018E	5.00%	03/15/34 (a)	300,000	314,228
Sales Tax Revenue Refunding RB Series 2018E	5.00%	03/15/35 (a)	675,000	705,759
Sales Tax Revenue Refunding RB Series 2018E	5.00%	03/15/36 (a)	440,000	459,346
Sales Tax Revenue Refunding RB Series 2018E	5.00%	03/15/37 (a)	290,000	302,415
Sales Tax Revenue Refunding RB Series 2018E	5.00%	03/15/40 (a)	640,000	664,599
Sales Tax Revenue Refunding RB Series 2018E	5.00%	03/15/41 (a)	400,000	414,596
Sales Tax Revenue Refunding RB Series 2018E	5.00%	03/15/43 (a)	30,000	31,030
Sales Tax Revenue Refunding RB Series 2018E	5.00%	03/15/44 (a)	500,000	516,226
Sales Tax Revenue Refunding RB Series 2018E	5.00%	03/15/48 (a)	250,000	255,608
Sales Tax Revenue Refunding RB Series 2023A-1	5.00%	03/15/33	110,000	125,119
Sales Tax Revenue Refunding RB Series 2023A-1	5.00%	03/15/35 (a)	190,000	215,103
Sales Tax Revenue Refunding RB Series 2023A-1	5.00%	03/15/36 (a)	210,000	236,158
Sales Tax Revenue Refunding RB Series 2023A-1	5.00%	03/15/37 (a)	75,000	83,684
Sales Tax Revenue Refunding RB Series 2023A-1	5.00%	03/15/45 (a)	250,000	266,727
Sales Tax Revenue Refunding RB Series 2024B	5.00%	03/15/28	250,000	261,061
Sales Tax Revenue Refunding RB Series 2024B	5.00%	03/15/30 (a)	345,000	375,033
Sales Tax Revenue Refunding RB Series 2024B	5.00%	03/15/32 (a)	350,000	392,752
Sales Tax Revenue Refunding RB Series 2024B	5.00%	03/15/34	285,000	327,881
Sales Tax Revenue Refunding RB Series 2024B	5.00%	03/15/35 (e)	1,000,000	1,161,450
Sales Tax Revenue Refunding RB Series 2024B	5.00%	03/15/36 (a)	300,000	347,174
Sales Tax Revenue Refunding RB Series 2024B	5.00%	03/15/39 (a)	395,000	447,382
Sales Tax Revenue Refunding RB Series 2024B	5.00%	03/15/40 (a)	1,250,000	1,407,177
Sales Tax Revenue Refunding RB Series 2024B	5.00%	03/15/43 (a)	100,000	110,476
Sales Tax Revenue Refunding RB Series 2024B	5.00%	03/15/44 (a)	420,000	459,847
Sales Tax Revenue Refunding RB Series 2024B	5.00%	03/15/45 (a)(e)	2,650,000	2,872,015
Sales Tax Revenue Refunding RB Series 2024B	4.00%	03/15/54 (a)	1,560,000	1,436,202
Sales Tax Revenue Refunding RB Series 2024B	5.00%	03/15/54 (a)	215,000	224,579
Sales Tax Revenue Refunding RB Series 2025A	5.00%	03/15/31	325,000	359,294
Sales Tax Revenue Refunding RB Series 2025A	5.00%	03/15/32	2,275,000	2,552,890
Sales Tax Revenue Refunding RB Series 2025A	5.00%	03/15/40 (a)	730,000	826,927
Sales Tax Revenue Refunding RB Series 2025A	5.00%	03/15/43 (a)	100,000	111,007
Sales Tax Revenue Refunding RB Series 2025A	4.25%	03/15/48 (a)	1,250,000	1,220,247
Sales Tax Revenue Refunding RB Series 2025A	5.00%	03/15/55 (a)	1,425,000	1,488,716
Trustees of Columbia University in the City of New York RB Series 2016A-2	5.00%	10/01/46	750,000	871,507
Trustees of Columbia University in the City of New York RB Series 2017A	5.00%	10/01/47	250,000	287,448
Trustees of Columbia University in the City of New York RB Series 2018A	5.00%	10/01/28	230,000	243,829
Trustees of Columbia University in the City of New York RB Series 2023A	5.00%	10/01/32	270,000	308,291
Trustees of Columbia University in the City of New York RB Series 2023A	5.00%	10/01/33	420,000	485,915
Trustees of Columbia University in the City of New York RB Series 2023A	5.00%	10/01/34 (a)	310,000	357,378
Trustees of Columbia University in the City of New York Refunding RB Series 2018B	5.00%	10/01/38 (a)	2,045,000	2,113,627
Trustees of Columbia University in the City of New York Refunding RB Series 2026A	5.00%	10/01/37 (a)	600,000	708,002
University RB Series 2016A	5.00%	07/01/34 (a)	250,000	250,000
University RB Series 2016A	5.00%	07/01/35 (a)	350,000	350,000
University RB Series 2016A	5.00%	07/01/36 (a)	75,000	75,000
University RB Series 2016A	4.00%	07/01/39 (a)	95,000	95,000
University RB Series 2016A	4.00%	07/01/43 (a)	200,000	200,000
University RB Series 2019A	4.00%	07/01/45 (a)	1,350,000	1,321,027
University RB Series 2019A	5.00%	07/01/49 (a)	1,940,000	1,987,140
University Refunding RB Series 2015A	4.00%	07/01/38 (a)	555,000	555,000
University Refunding RB Series 2017A	5.00%	07/01/32 (a)	160,000	163,503
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
University Refunding RB Series 2017A	4.00%	07/01/36 (a)	410,000	410,847
University Refunding RB Series 2025A	5.00%	07/01/36 (a)	1,590,000	1,842,263
University Refunding RB Series 2025A	5.25%	07/01/55 (a)	800,000	859,124
University Refunding RB Series 2026A	5.00%	07/01/38 (a)(e)	2,000,000	2,308,462
Yeshiva University Refunding RB Series 2022A	5.00%	07/15/50 (a)	250,000	250,608
New York State Environmental Facilities Corp.
Water & Sewer System RB Series 2017E	5.00%	06/15/47 (a)	200,000	202,384
Water & Sewer System Refunding RB Series 2017A	5.00%	06/15/46 (a)	2,075,000	2,101,695
Water & Sewer System Refunding RB Series 2022A	5.00%	06/15/51 (a)	250,000	262,594
Water & Sewer System Refunding RB Series 2024A	5.00%	06/15/27	10,000	10,254
Water & Sewer System Refunding RB Series 2024A	5.00%	06/15/29	150,000	161,160
Water & Sewer System Refunding RB Series 2024A	5.00%	06/15/30	145,000	158,944
Water & Sewer System Refunding RB Series 2024A	5.00%	06/15/32	70,000	79,326
Water & Sewer System Refunding RB Series 2024A	5.00%	06/15/34	80,000	93,014
Water & Sewer System Refunding RB Series 2024A	5.00%	06/15/39 (a)	110,000	124,770
Water & Sewer System Refunding RB Series 2024A	5.00%	06/15/49 (a)	1,005,000	1,074,981
Water & Sewer System Refunding RB Series 2024A	5.25%	06/15/53 (a)	1,000,000	1,075,306
New York State Thruway Authority
RB Series 2016A	4.00%	01/01/51 (a)	85,000	76,821
RB Series 2019B	5.00%	01/01/30	400,000	432,978
RB Series 2019B	4.00%	01/01/37 (a)	3,520,000	3,564,141
RB Series 2019B	4.00%	01/01/38 (a)	100,000	100,927
RB Series 2019B	4.00%	01/01/39 (a)	175,000	175,928
RB Series 2019B	4.00%	01/01/40 (a)(c)	50,000	50,170
RB Series 2019B	4.00%	01/01/41 (a)	420,000	420,319
RB Series 2019B	4.00%	01/01/45 (a)	1,380,000	1,349,887
RB Series 2019B	4.00%	01/01/45 (a)(c)	100,000	98,261
RB Series 2019B	3.00%	01/01/46 (a)	1,030,000	801,950
RB Series 2019B	3.00%	01/01/53 (a)(c)	100,000	72,984
RB Series 2019B	4.00%	01/01/53 (a)(c)	30,000	28,094
RB Series 2020N	4.00%	01/01/42 (a)	90,000	89,977
RB Series 2020N	3.00%	01/01/50 (a)	750,000	574,510
Refunding RB Series 2018L	5.00%	01/01/30 (a)	100,000	103,502
Refunding RB Series 2018L	5.00%	01/01/33 (a)	135,000	139,528
Refunding RB Series 2018L	5.00%	01/01/34 (a)	215,000	222,083
Refunding RB Series 2018L	5.00%	01/01/35 (a)	130,000	134,108
Refunding RB Series 2018L	4.00%	01/01/36 (a)	25,000	25,160
Refunding RB Series 2018L	3.50%	01/01/37 (a)	325,000	322,169
Refunding RB Series 2021O	5.00%	01/01/33 (a)	3,315,000	3,663,178
Refunding RB Series 2021O	4.00%	01/01/41 (a)	225,000	225,186
Refunding RB Series 2021O	4.00%	01/01/42 (a)	250,000	249,221
Refunding RB Series 2021O	4.00%	01/01/45 (a)	750,000	734,105
Refunding RB Series 2021O	4.00%	01/01/49 (a)	500,000	475,112
Refunding RB Series 2024P	5.00%	01/01/27	1,100,000	1,113,612
Refunding RB Series 2024P	5.00%	01/01/34	155,000	178,284
Refunding RB Series 2024P	5.00%	01/01/36 (a)	25,000	28,473
Refunding RB Series 2024P	5.00%	01/01/43 (a)	165,000	181,430
Refunding RB Series 2024P	5.00%	01/01/44 (a)	100,000	109,297
Refunding RB Series 2024P	5.00%	01/01/49 (a)	100,000	106,098
Refunding RB Series 2024P	5.25%	01/01/54 (a)	1,015,000	1,084,598
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2024Q	5.00%	01/01/28	1,195,000	1,240,976
Refunding RB Series 2024Q	5.00%	01/01/30	1,000,000	1,084,891
Personal Income Tax Revenue RB Series 2022C	5.00%	03/15/53 (a)	5,165,000	5,345,738
Personal Income Tax Revenue RB Series 2022C	4.13%	03/15/57 (a)	450,000	418,858
Personal Income Tax Revenue RB Series 2025A	5.00%	03/15/39 (a)	1,000,000	1,130,907
Personal Income Tax Revenue RB Series 2025A	5.00%	03/15/40 (a)	2,500,000	2,798,247
Personal Income Tax Revenue RB Series 2025A	5.00%	03/15/44 (a)	600,000	657,604
Personal Income Tax Revenue RB Series 2025A	5.00%	03/15/47 (a)	1,440,000	1,539,454
Personal Income Tax Revenue RB Series 2025A	5.00%	03/15/51 (a)	2,000,000	2,109,898
Personal Income Tax Revenue RB Series 2025B	5.00%	03/15/56 (a)	2,295,000	2,395,523
Personal Income Tax Revenue RB Series 2025B	5.00%	03/15/59 (a)	1,420,000	1,478,924
Personal Income Tax Revenue Refunding RB Series 2021A-1	5.00%	03/15/30	90,000	97,801
Personal Income Tax Revenue Refunding RB Series 2021A-1	5.00%	03/15/35 (a)	250,000	272,679
Personal Income Tax Revenue Refunding RB Series 2021A-1	4.00%	03/15/37 (a)	5,080,000	5,128,957
Personal Income Tax Revenue Refunding RB Series 2021A-1	4.00%	03/15/41 (a)	250,000	245,773
Personal Income Tax Revenue Refunding RB Series 2021A-1	4.00%	03/15/43 (a)	1,445,000	1,413,312
Personal Income Tax Revenue Refunding RB Series 2021A-1	4.00%	03/15/45 (a)	220,000	212,230
Personal Income Tax Revenue Refunding RB Series 2021A-1	4.00%	03/15/47 (a)	500,000	468,119
Personal Income Tax Revenue Refunding RB Series 2021A-1	3.00%	03/15/48 (a)	130,000	101,575
Personal Income Tax Revenue Refunding RB Series 2021A-1	3.00%	03/15/49 (a)	1,000,000	776,549
Personal Income Tax Revenue Refunding RB Series 2021A-1	4.00%	03/15/52 (a)	695,000	639,058
Personal Income Tax Revenue Refunding RB Series 2021A-1	4.00%	03/15/54 (a)	500,000	456,634
Personal Income Tax Revenue Refunding RB Series 2021A-1	4.00%	03/15/56 (a)	335,000	304,071
Personal Income Tax Revenue Refunding RB Series 2021A-1	4.00%	03/15/57 (a)	350,000	316,706
Personal Income Tax Revenue Refunding RB Series 2021A-1	4.00%	03/15/59 (a)	215,000	193,400
Personal Income Tax Revenue Refunding RB Series 2022	5.00%	03/15/40 (a)	220,000	239,482
Personal Income Tax Revenue Refunding RB Series 2022	4.00%	03/15/43 (a)	230,000	227,409
Personal Income Tax Revenue Refunding RB Series 2022	4.00%	03/15/44 (a)	235,000	230,406
Personal Income Tax Revenue Refunding RB Series 2022A	5.00%	03/15/28	145,000	151,416
Personal Income Tax Revenue Refunding RB Series 2022A	5.00%	03/15/30	220,000	239,070
Personal Income Tax Revenue Refunding RB Series 2022A	5.00%	03/15/31	4,000,000	4,422,075
Personal Income Tax Revenue Refunding RB Series 2022A	5.00%	03/15/35 (a)	380,000	422,433
Personal Income Tax Revenue Refunding RB Series 2022A	5.00%	03/15/39 (a)	190,000	207,325
Personal Income Tax Revenue Refunding RB Series 2022A	5.00%	03/15/48 (a)	45,000	46,915
Personal Income Tax Revenue Refunding RB Series 2022A	4.00%	03/15/49 (a)	450,000	423,447
Personal Income Tax Revenue Refunding RB Series 2022A	4.00%	03/15/51 (a)	3,395,000	3,169,365
Onondaga Civic Development Corp.
Syracuse University RB Series 2025	4.50%	12/01/50 (a)	1,000,000	1,007,259
Syracuse University RB Series 2025	5.50%	12/01/56 (a)	1,000,000	1,092,325
Onondaga County Trust for Cultural Resources
Syracuse University Refunding RB Series 2019	5.00%	12/01/45 (a)	500,000	519,662
Syracuse University Refunding RB Series 2019	4.00%	12/01/49 (a)	710,000	665,800
Port Authority of New York & New Jersey
RB Series 2012-175th	3.25%	12/01/42 (a)	795,000	707,738
RB Series 2019	4.00%	11/01/41 (a)	200,000	200,438
RB Series 2019	5.00%	11/01/44 (a)	2,620,000	2,757,767
RB Series 2022-237	5.00%	01/15/52 (a)	1,060,000	1,109,205
RB Series 2023-241	5.00%	07/15/41 (a)	10,000	11,078
RB Series 2023-241	5.00%	07/15/42 (a)	250,000	276,539
Refunding RB Series 2016-198	5.00%	11/15/46 (a)	25,000	25,086
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2016-198	5.25%	11/15/56 (a)	160,000	160,293
Refunding RB Series 2017	5.25%	10/15/57 (a)	200,000	201,700
Refunding RB Series 2017-205th	5.00%	11/15/32 (a)	100,000	103,089
Refunding RB Series 2017-205th	5.00%	11/15/34 (a)	125,000	128,673
Refunding RB Series 2018-209th	5.00%	07/15/32 (a)	150,000	156,865
Refunding RB Series 2018-209th	5.00%	07/15/33 (a)	250,000	261,110
Refunding RB Series 2018-209th	5.00%	07/15/34 (a)	65,000	67,856
Refunding RB Series 2018-209th	5.00%	07/15/35 (a)	320,000	333,830
Refunding RB Series 2018-211	4.00%	09/01/43 (a)	150,000	148,729
Refunding RB Series 2019-212	5.00%	09/01/34 (a)	135,000	143,992
Refunding RB Series 2019-212	4.00%	09/01/37 (a)	250,000	252,805
Refunding RB Series 2019-212th	4.00%	09/01/39 (a)	500,000	503,391
Refunding RB Series 2019-213	5.00%	09/01/34 (a)	200,000	213,321
Refunding RB Series 2020-222	5.00%	07/15/33 (a)	125,000	135,364
Refunding RB Series 2020-222	5.00%	07/15/34 (a)	150,000	162,051
Refunding RB Series 2020-222	5.00%	07/15/35 (a)	245,000	264,337
Refunding RB Series 2020-222	4.00%	07/15/39 (a)	100,000	101,191
Refunding RB Series 2020-222	4.00%	07/15/40 (a)	40,000	40,360
Refunding RB Series 2021-224	4.00%	07/15/41 (a)	150,000	151,145
Refunding RB Series 2021-224	4.00%	07/15/61 (a)	300,000	266,685
Refunding RB Series 2022-230th	4.00%	12/01/26	25,000	25,161
Refunding RB Series 2022-233	5.25%	08/01/52 (a)	180,000	189,869
Refunding RB Series 2023-240	5.00%	07/15/53 (a)	1,200,000	1,258,671
Refunding RB Series 2023-243	5.00%	12/01/26	2,000,000	2,021,125
Refunding RB Series 2023-243	5.00%	12/01/37 (a)	90,000	101,991
Refunding RB Series 2024-244	5.00%	07/15/35 (a)	250,000	288,866
Refunding RB Series 2024-244	5.00%	07/15/38 (a)	2,000,000	2,270,187
Refunding RB Series 2024-244	5.00%	07/15/39 (a)	145,000	163,927
Refunding RB Series 2024-244	5.00%	07/15/49 (a)	2,465,000	2,618,757
Refunding RB Series 2024-245	5.00%	09/01/37 (a)	65,000	74,223
Refunding RB Series 2024-245	5.00%	09/01/39 (a)	195,000	220,675
Refunding RB Series 2024-245	5.00%	09/01/49 (a)	1,000,000	1,063,600
Refunding RB Series 2024-245	5.00%	09/01/54 (a)	250,000	263,632
Refunding RB Series 2025-248	5.00%	01/15/50 (a)	240,000	255,026
Refunding RB Series 2025-250	5.00%	10/15/28	2,250,000	2,383,748
Refunding RB Series 2025-250	5.00%	10/15/31	1,395,000	1,563,812
Refunding RB Series 2025-250	5.00%	10/15/32	1,000,000	1,137,485
Refunding RB Series 2025-250	5.00%	10/15/33	220,000	253,229
Refunding RB Series 2025-250	5.00%	10/15/39 (a)	1,000,000	1,146,549
State of New York
GO Bonds Series 2013A	3.50%	03/01/43 (a)	45,000	43,387
Refunding GO Bonds Series 2025A	5.00%	03/15/38 (a)	150,000	174,386
Refunding GO Bonds Series 2025A	5.00%	03/15/39 (a)	270,000	312,683
Suffolk County Water Authority
RB Series 2018A	3.25%	06/01/43 (a)	250,000	230,203
Refunding RB Series 2015	4.00%	06/01/31 (a)	100,000	100,109
Refunding RB Series 2015	3.00%	06/01/32 (a)	500,000	500,108
Triborough Bridge & Tunnel Authority
RB Series 2015A	5.00%	11/15/50 (a)	65,000	65,005
RB Series 2017C-2	5.00%	11/15/42 (a)	3,500,000	3,579,935
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2018A	5.00%	11/15/45 (a)	200,000	204,877
RB Series 2018A	4.00%	11/15/47 (a)	200,000	187,443
RB Series 2018A	4.00%	11/15/48 (a)	1,000,000	927,653
RB Series 2019C	4.00%	11/15/41 (a)	200,000	200,053
RB Series 2020A	5.00%	11/15/49 (a)	1,150,000	1,189,592
RB Series 2020A	4.00%	11/15/54 (a)	1,655,000	1,522,562
RB Series 2020A	5.00%	11/15/54 (a)	3,000,000	3,088,069
RB Series 2021A	5.00%	11/15/51 (a)	140,000	143,672
RB Series 2021A	4.00%	11/15/56 (a)	375,000	342,081
RB Series 2022A	5.00%	11/15/42 (a)	30,000	32,376
RB Series 2022A	5.00%	11/15/47 (a)	290,000	304,262
RB Series 2022A	5.50%	11/15/57 (a)	1,000,000	1,067,078
RB Series 2023B-1	5.00%	11/15/48 (a)	325,000	341,243
RB Series 2024A-1	5.25%	11/15/51 (a)	530,000	564,873
RB Series 2024A-1	4.00%	11/15/54 (a)	35,000	32,199
RB Series 2025A	5.00%	02/01/28	2,000,000	2,080,434
RB Series 2025A	5.00%	03/01/28	590,000	614,935
Refunding RB Series 2012B	3.14%	11/15/32 (d)	700,000	572,521
Refunding RB Series 2013A	3.06%	11/15/29 (d)	275,000	248,823
Refunding RB Series 2013A	4.54%	11/15/31 (d)	305,000	257,380
Refunding RB Series 2017B	5.00%	11/15/27 (a)	65,000	66,407
Refunding RB Series 2017B	5.00%	11/15/28	265,000	280,319
Refunding RB Series 2017B	5.00%	11/15/29 (a)	25,000	25,516
Refunding RB Series 2017B	5.00%	11/15/30 (a)	350,000	357,082
Refunding RB Series 2017B	5.00%	11/15/31 (a)	500,000	509,880
Refunding RB Series 2017B	5.00%	11/15/33 (a)	500,000	509,331
Refunding RB Series 2017B	5.00%	11/15/34 (a)	200,000	203,637
Refunding RB Series 2017B	5.00%	11/15/35 (a)	300,000	305,327
Refunding RB Series 2017B	5.00%	11/15/36 (a)	480,000	488,272
Refunding RB Series 2017B	5.00%	11/15/37 (a)	310,000	315,124
Refunding RB Series 2017B	5.00%	11/15/38 (a)	500,000	507,969
Refunding RB Series 2017C-1	5.00%	11/15/28	335,000	354,365
Refunding RB Series 2018B	5.00%	11/15/28	305,000	322,631
Refunding RB Series 2018B	5.00%	11/15/30	50,000	54,970
Refunding RB Series 2018C	5.00%	11/15/37 (a)	185,000	193,056
Refunding RB Series 2023A	5.00%	11/15/26	1,700,000	1,714,604
Refunding RB Series 2023A	5.00%	11/15/28	310,000	327,920
Refunding RB Series 2023A	5.00%	11/15/29	1,240,000	1,338,018
Refunding RB Series 2023A	5.00%	11/15/31	120,000	134,062
Refunding RB Series 2023A	5.00%	11/15/36 (a)	135,000	150,202
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2021C-1A	4.00%	05/15/46 (a)	100,000	96,544
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2021C-1A	5.00%	05/15/51 (a)	120,000	124,066
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2021C-2	2.50%	05/15/51 (a)	310,000	199,291
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2021C-2	3.00%	05/15/51 (a)	500,000	380,034
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2021C-2	4.00%	05/15/51 (a)	125,000	116,955
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2022B	4.00%	05/15/27	300,000	304,310
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2022B	5.00%	05/15/28	560,000	587,552
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2022B	5.00%	05/15/29	400,000	428,341
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2022B	5.00%	05/15/31	1,280,000	1,420,760
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2022B	5.00%	05/15/32	155,000	174,529
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2022C	5.25%	05/15/41 (a)	185,000	203,798
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2022C	5.00%	05/15/42 (a)	320,000	346,582
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2022C	5.00%	05/15/47 (a)	850,000	892,403
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2022C	4.13%	05/15/52 (a)	1,000,000	946,711
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2022C	5.25%	05/15/52 (a)	505,000	530,086
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2022D-2	4.50%	05/15/47 (a)	20,000	20,131
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2022D-2	5.25%	05/15/47 (a)	550,000	588,782
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2022D-2	4.50%	05/15/52 (a)	1,000,000	1,000,256
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2022D-2	5.50%	05/15/52 (a)	645,000	692,044
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2023B	5.00%	11/15/28 (a)	570,000	600,051
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2023B	5.00%	11/15/33 (a)	245,000	279,703
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2024A	5.00%	05/15/49 (a)	170,000	178,559
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2024A	5.00%	05/15/54 (a)	150,000	156,115
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2024B	5.00%	03/15/27	2,405,000	2,447,195
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2025B-1	5.00%	03/15/27	2,770,000	2,818,598
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2025B-2	5.00%	03/15/29	1,700,000	1,814,370
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2026A-1	5.00%	02/01/28	2,000,000	2,080,434
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2026A-2	5.00%	02/01/29	250,000	265,836
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2021A-1	4.00%	05/15/46 (a)	1,350,000	1,303,348
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2021A-1	5.00%	05/15/51 (a)	2,050,000	2,113,627
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2021C-2	3.00%	05/15/32 (a)	25,000	24,998
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2022A	5.00%	05/15/47 (a)	135,000	141,735
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2022A	4.00%	05/15/51 (a)	175,000	163,737
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2022A	5.00%	05/15/52	500,000	559,517
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2022A	5.00%	05/15/57 (a)	2,650,000	2,730,680
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2022E-1	5.00%	11/15/27 (a)	525,000	539,937
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2022E-2B	5.00%	11/15/27 (a)	275,000	282,824
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2022E-2B	5.00%	11/15/32 (a)	905,000	1,015,028
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2023A	5.00%	11/15/26	2,285,000	2,305,741
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2023A	5.00%	11/15/34 (a)	65,000	73,485
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2023C	5.00%	11/15/34 (a)	30,000	34,172
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2023C	5.00%	11/15/36 (a)	95,000	106,922
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2023C	5.25%	11/15/40 (a)	115,000	129,547
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2023C	5.00%	11/15/41 (a)	395,000	434,830
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2024B-1	4.13%	05/15/54 (a)	670,000	633,092
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2024B-1	5.25%	05/15/54 (a)	3,200,000	3,390,083
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2024B-2	5.00%	05/15/31 (a)	2,165,000	2,379,803
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2024C	5.00%	11/15/34	2,225,000	2,576,524
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2024C	5.00%	11/15/35 (a)	2,000,000	2,303,229
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2024C	5.00%	11/15/36 (a)	4,450,000	5,085,574
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2024C	5.00%	11/15/38 (a)	275,000	310,170
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2026A-1	5.00%	11/15/45 (a)	480,000	523,956
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2026A-1	5.25%	11/15/50 (a)	650,000	700,709
Real Estate Transfer Tax RB Series 2025A	5.00%	12/01/37 (a)	150,000	171,501
Real Estate Transfer Tax RB Series 2025A	5.00%	12/01/38 (a)	50,000	56,825
Real Estate Transfer Tax RB Series 2025A	5.00%	12/01/40 (a)	185,000	207,734
Real Estate Transfer Tax RB Series 2025A	5.00%	12/01/42 (a)	500,000	556,363
Real Estate Transfer Tax RB Series 2025A	5.00%	12/01/44 (a)	500,000	546,593
Real Estate Transfer Tax RB Series 2025A	5.25%	12/01/47 (a)	2,085,000	2,252,260
Real Estate Transfer Tax RB Series 2025A	5.25%	12/01/54 (a)	1,050,000	1,120,285
Real Estate Transfer Tax RB Series 2025A	5.50%	12/01/59 (a)	4,775,000	5,193,672
Triborough Bridge & Tunnel Authority Sales Tax Revenue
RB Series 2022A	4.00%	05/15/52 (a)	200,000	185,533
RB Series 2022A	5.25%	05/15/52 (a)	260,000	273,579
RB Series 2022A	4.00%	05/15/57 (a)	500,000	457,323
RB Series 2022A	5.25%	05/15/57 (a)	500,000	524,644
RB Series 2022A	5.25%	05/15/62 (a)	410,000	426,966
RB Series 2023A	4.00%	05/15/48 (a)	1,000,000	945,392
RB Series 2023A	4.13%	05/15/53 (a)	150,000	140,836
RB Series 2023A	5.00%	05/15/53 (a)	250,000	259,707
RB Series 2023A	4.25%	05/15/58 (a)	640,000	620,942
RB Series 2024A-1	5.00%	05/15/42 (a)	135,000	148,477
RB Series 2024A-1	5.00%	05/15/49 (a)	1,000,000	1,050,706
RB Series 2024A-1	4.00%	05/15/54 (a)	150,000	137,425
RB Series 2024A-1	5.00%	05/15/54 (a)	1,000,000	1,041,535
RB Series 2024A-1	5.25%	05/15/59 (a)	2,545,000	2,664,216
RB Series 2024A-1	4.13%	05/15/64 (a)	470,000	429,730
RB Series 2024A-1	5.25%	05/15/64 (a)	1,250,000	1,304,349
Troy Capital Resource Corp.
Rensselaer Polytechnic Institute Refunding RB Series 2020A	4.00%	09/01/40 (a)	200,000	196,494
Trust for Cultural Resources of The City of New York
Lincoln Center for the Performing Arts, Inc. RB Series 2026A	5.00%	12/01/32	950,000	1,064,688
Lincoln Center for the Performing Arts, Inc. Refunding RB Series 2020A	4.00%	12/01/33 (a)	250,000	257,812
Utility Debt Securitization Authority
Refunding RB Series 2016A	5.00%	12/15/28 (a)	200,000	200,420
Refunding RB Series 2022TE	5.00%	12/15/29	410,000	444,654
Refunding RB Series 2022TE	5.00%	12/15/30	125,000	135,317
Refunding RB Series 2022TE	5.00%	06/15/31	85,000	91,223
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2022TE	5.00%	12/15/31	195,000	211,318
Refunding RB Series 2022TE	5.00%	12/15/38 (a)	105,000	117,249
Refunding RB Series 2022TE	5.00%	12/15/39 (a)	230,000	255,568
Refunding RB Series 2023-1	5.00%	06/15/30	1,100,000	1,153,565
Refunding RB Series 2023-1	5.00%	12/15/30	100,000	106,014
Refunding RB Series 2023-1	5.00%	12/15/41 (a)	750,000	845,864
Refunding RB Series 2025TE-2	5.00%	06/15/32	1,780,000	1,947,716
Refunding RB Series 2025TE-2	5.00%	12/15/32	120,000	132,575
Refunding RB Series 2025TE-2	5.00%	06/15/33	1,000,000	1,111,992
Refunding RB Series 2025TE-2	5.00%	06/15/34	1,550,000	1,755,586
Refunding RB Series 2025TE-2	5.00%	12/15/35	1,200,000	1,386,168
Refunding RB Series 2025TE-2	5.00%	12/15/39 (a)	1,750,000	2,028,892
Refunding RB Series 2025TE-2	5.00%	12/15/40 (a)	1,400,000	1,611,797
				1,022,128,859
NORTH CAROLINA 0.9%
City of Charlotte
Refunding COP Series 2021A	3.00%	06/01/48 (a)	340,000	270,145
City of Charlotte Airport Revenue
RB Series 2022A	4.00%	07/01/47 (a)	445,000	443,667
RB Series 2022A	4.00%	07/01/52 (a)	500,000	482,139
Refunding RB Series 2025A	5.00%	07/01/50 (a)	500,000	530,396
Refunding RB Series 2025A	5.25%	07/01/55 (a)	1,000,000	1,067,737
City of Charlotte Water & Sewer System Revenue
RB Series 2024	5.00%	07/01/54 (a)	250,000	264,143
City of Raleigh Combined Enterprise System Revenue
Refunding RB Series 2023	5.00%	09/01/48 (a)	250,000	265,949
County of Guilford
GO Bonds Series 2025	5.00%	03/01/31	25,000	27,690
GO Bonds Series 2025	5.00%	03/01/32	2,500,000	2,813,616
GO Bonds Series 2025	5.00%	03/01/33	1,290,000	1,472,497
GO Bonds Series 2025	5.00%	03/01/37 (a)	2,500,000	2,874,622
County of Union Enterprise System Revenue
RB Series 2021	3.00%	06/01/46 (a)	1,100,000	907,472
County of Wake
Refunding GO Bonds Series 2023A	5.00%	05/01/34 (a)	5,000,000	5,691,874
North Carolina Capital Facilities Finance Agency
Duke University Refunding RB Series 2016B	5.00%	07/01/42 (a)	100,000	100,384
North Carolina Municipal Power Agency No. 1
Refunding RB Series 2015A	5.00%	01/01/27 (a)	60,000	60,000
Refunding RB Series 2015A	5.00%	01/01/28 (a)	1,100,000	1,100,000
Refunding RB Series 2026	5.00%	01/01/30 (e)	1,250,000	1,341,335
North Carolina State University at Raleigh
Refunding RB Series 2020A	5.00%	10/01/30 (a)	155,000	168,289
North Carolina Turnpike Authority
RB Series 2009B	3.89%	01/01/37 (c)(d)	25,000	16,968
RB Series 2019	4.58%	01/01/40 (a)(d)	200,000	113,961
RB Series 2019	4.56%	01/01/41 (a)(d)	195,000	104,939
RB Series 2019	4.95%	01/01/45 (a)(d)	500,000	211,917
RB Series 2019	4.79%	01/01/49 (a)(d)	1,750,000	600,555
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2019	5.00%	01/01/49 (a)	1,320,000	1,341,566
RB Series 2019	4.00%	01/01/55 (a)	200,000	181,549
RB Series 2024A	5.00%	01/01/58 (a)(c)	1,555,000	1,594,582
Refunding RB Series 2017A	5.00%	07/01/54 (a)	200,000	199,994
Refunding RB Series 2018	4.00%	01/01/37 (a)(c)	40,000	40,137
Refunding RB Series 2018	4.00%	01/01/41 (a)(c)	140,000	139,250
State of North Carolina
GO Bonds Series 2019B	5.00%	06/01/29	130,000	139,259
RB Series 2019	5.00%	03/01/27	25,000	25,404
RB Series 2019	5.00%	03/01/30 (a)	200,000	212,327
RB Series 2019	5.00%	03/01/31 (a)	125,000	132,347
RB Series 2019	5.00%	03/01/32 (a)	375,000	396,500
RB Series 2019	5.00%	03/01/33 (a)	35,000	36,891
RB Series 2019	5.00%	03/01/34 (a)	380,000	399,614
RB Series 2025A	4.00%	05/01/40 (a)	195,000	202,459
Refunding GO Bonds Series 2025C	5.00%	06/01/32	520,000	587,109
Refunding GO Bonds Series 2025C	5.00%	06/01/33	500,000	572,266
Refunding GO Bonds Series 2025C	5.00%	06/01/34	500,000	578,782
Refunding GO Bonds Series 2026A	5.00%	06/01/27	250,000	256,077
Refunding RB Series 2017B	5.00%	05/01/27	330,000	336,875
Refunding RB Series 2017B	5.00%	05/01/28 (a)	1,035,000	1,056,535
Refunding RB Series 2017B	5.00%	05/01/29 (a)	80,000	81,539
Refunding RB Series 2025	5.00%	03/01/28	115,000	119,764
Refunding RB Series 2025	5.00%	03/01/29	1,410,000	1,500,295
Refunding RB Series 2025	5.00%	03/01/30	495,000	536,066
Highway Trust Fund RB Series 2020B	5.00%	05/01/27	600,000	612,500
Highway Trust Fund RB Series 2020B	5.00%	05/01/28	220,000	230,119
Highway Trust Fund RB Series 2020B	5.00%	05/01/29	50,000	53,430
Highway Trust Fund RB Series 2020B	5.00%	05/01/30	315,000	343,255
Highway Trust Fund RB Series 2020B	5.00%	05/01/31 (a)	225,000	244,058
Highway Trust Fund RB Series 2020B	3.00%	05/01/32 (a)	25,000	24,861
Highway Trust Fund RB Series 2020B	5.00%	05/01/32 (a)	275,000	297,620
Highway Trust Fund RB Series 2020B	5.00%	05/01/33 (a)	320,000	345,532
Highway Trust Fund RB Series 2020B	3.00%	05/01/34 (a)	235,000	232,995
				33,981,852
OHIO 1.0%
American Municipal Power, Inc.
AMP Fremont Energy Center Revenue Refunding RB Series 2021A	5.00%	02/15/34 (a)	125,000	135,800
AMP Fremont Energy Center Revenue Refunding RB Series 2021A	4.00%	02/15/37 (a)	155,000	157,678
AMP Fremont Energy Center Revenue Refunding RB Series 2021A	4.00%	02/15/38 (a)	250,000	253,091
Prairie State Energy Campus Revenue Refunding RB Series 2019C	4.00%	02/15/39 (a)	525,000	528,206
Prairie State Energy Campus Revenue Refunding RB Series 2021A	4.00%	02/15/34 (a)	65,000	66,555
Prairie State Energy Campus Revenue Refunding RB Series 2021A	4.00%	02/15/36 (a)	345,000	351,235
Prairie State Energy Campus Revenue Refunding RB Series 2023A	5.00%	02/15/38 (a)	110,000	121,731
Bedford City School District
GO Bonds Series 2025	5.50%	12/01/55 (a)(c)	235,000	247,727
Brunswick City School District
GO Bonds Series 2023	5.50%	12/01/60 (a)(c)	60,000	62,928
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Columbus
Refunding GO Bonds Series 2016-1	5.00%	07/01/26	255,000	255,000
Refunding GO Bonds Series 2017-1	5.00%	04/01/29 (a)	100,000	103,162
City of Columbus Sewerage Revenue
Refunding RB Series 2015	5.00%	06/01/29 (a)	85,000	85,583
Columbus Regional Airport Authority
Refunding RB Series 2025B	5.25%	01/01/55 (a)	500,000	527,580
County of Cuyahoga
GO Bonds Series 2026	5.00%	12/01/51 (a)	1,930,000	2,044,316
GO Bonds Series 2026	5.25%	12/01/56 (a)	1,170,000	1,249,674
GO Bonds Series 2026	5.00%	12/01/64 (a)	500,000	514,361
County of Hamilton Sales Tax Revenue
Refunding RB Series 2016A	5.00%	12/01/30 (a)	310,000	313,095
Refunding RB Series 2016A	4.00%	12/01/31 (a)	450,000	451,903
JobsOhio Beverage System
Refunding RB Series 2025A	5.00%	01/01/37 (a)	875,000	1,006,606
Refunding RB Series 2025A	5.00%	01/01/53 (a)	480,000	505,982
North Ridgeville City School District
GO Bonds Series 2024	4.50%	12/01/61 (a)	250,000	243,725
Northeast Ohio Regional Sewer District
Refunding RB Series 2017	3.25%	11/15/40 (a)	290,000	268,486
Refunding RB Series 2017	4.00%	11/15/43 (a)	1,125,000	1,107,559
Ohio Higher Educational Facility Commission
Case Western Reserve University Refunding RB Series 2016	5.00%	12/01/40 (a)	200,000	200,907
John Carroll University Refunding RB Series 2022	4.00%	10/01/52 (a)	75,000	59,659
Oberlin College RB Series 2023A	5.00%	10/01/48 (a)	250,000	261,444
Oberlin College RB Series 2023A	5.25%	10/01/53 (a)	145,000	152,544
Ohio State University
RB Series 2023B	5.00%	12/01/33 (a)	670,000	759,558
Refunding RB Series 2020A	5.00%	12/01/29	140,000	151,055
Refunding RB Series 2026A	5.00%	06/01/35	2,405,000	2,784,055
Ohio Turnpike & Infrastructure Commission
RB Series 2013A-2	3.79%	02/15/36 (d)	300,000	215,355
RB Series 2013A-2	3.67%	02/15/37 (d)	360,000	246,243
RB Series 2013A-2	3.57%	02/15/38 (a)(d)	230,000	150,042
RB Series 2013A-2	4.14%	02/15/42 (d)	70,000	37,791
RB Series 2013A-2	4.17%	02/15/43 (d)	115,000	59,392
RB Series 2018A	5.00%	02/15/30 (a)	290,000	301,110
RB Series 2018A	4.00%	02/15/32 (a)	125,000	126,904
RB Series 2018A	5.00%	02/15/32 (a)	200,000	207,112
RB Series 2018A	5.00%	02/15/33 (a)	205,000	212,025
RB Series 2021A	5.00%	02/15/46 (a)	5,200,000	5,441,670
Refunding RB Series 2022A	5.00%	02/15/31	50,000	54,994
Refunding RB Series 2022A	5.00%	02/15/39 (a)	105,000	115,509
Ohio University
Refunding RB Series 2017A	5.00%	12/01/44 (a)	400,000	404,316
Ohio Water Development Authority
RB Series 2018	5.00%	06/01/28 (a)	1,510,000	1,572,983
Drinking Water Assistance Fund RB Series 2019	5.00%	12/01/29 (a)	710,000	762,826
Drinking Water Assistance Fund RB Series 2023A	5.00%	12/01/33 (a)	4,000,000	4,567,136
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Drinking Water Assistance Fund RB Series 2024A	5.00%	12/01/41 (a)	600,000	664,072
Drinking Water Assistance Fund RB Series 2024A	5.00%	12/01/44 (a)	50,000	54,691
Fresh Water Fund RB Series 2024A	5.00%	06/01/31	500,000	553,930
Ohio Water Development Authority Water Pollution Control Loan Fund
RB Series 2023B	5.00%	12/01/40 (a)	440,000	484,329
RB Series 2024D	5.00%	12/01/35 (a)	100,000	115,137
RB Series 2024D	5.00%	12/01/36 (a)	55,000	62,813
RB Series 2024E	5.00%	12/01/30	595,000	653,858
RB Series 2025	5.00%	12/01/35 (a)	1,250,000	1,449,365
Refunding RB Series 2023A	5.00%	12/01/27	20,000	20,724
Olentangy Local School District
Refunding GO Bonds Series 2026	5.00%	12/01/55 (a)	500,000	525,937
Port of Greater Cincinnati Development Authority
Refunding RB Series 2024B	4.25%	12/01/48 (a)(c)	60,000	58,000
Refunding RB Series 2024B	5.00%	12/01/53 (a)	500,000	508,322
Refunding RB Series 2024B	4.38%	12/01/58 (a)(c)	250,000	241,178
Rickenbacker Port Authority
RB Series 2002A	5.38%	01/01/32	275,000	300,550
Shaker Heights City School District
GO Bonds Series 2024	5.25%	12/15/59 (a)	150,000	157,809
State of Ohio
RB Series 2018-1	5.00%	12/15/27	110,000	113,964
Refunding GO Bonds Series 2017B	5.00%	09/15/28	580,000	612,065
Refunding GO Bonds Series 2017U	5.00%	05/01/27	260,000	265,612
Refunding GO Bonds Series 2021B	5.00%	09/15/29	205,000	220,680
Refunding GO Bonds Series 2021B	5.00%	09/15/31	30,000	33,399
Refunding GO Bonds Series 2025B	5.00%	11/01/28	545,000	576,685
Refunding GO Bonds Series 2025B	5.00%	11/01/30	255,000	280,050
Refunding GO Bonds Series 2025B	5.00%	11/01/32	440,000	497,520
Refunding GO Bonds Series 2025B	5.00%	09/15/34	1,000,000	1,153,799
Toledo Lucas County Public Library
GO Bonds Series 2025A	5.00%	12/01/54 (a)	150,000	156,558
University of Cincinnati
RB Series 2024A	5.00%	06/01/49 (a)	295,000	308,615
RB Series 2024A	5.25%	06/01/49 (a)	80,000	84,952
				39,601,227
OKLAHOMA 0.6%
Canadian County Educational Facilities Authority
Independent School District No. 69 Mustang RB Series 2017	3.00%	09/01/29 (a)	100,000	99,586
Independent School District No. 69 Mustang RB Series 2023A	5.25%	09/01/34 (a)	280,000	315,534
Cleveland County Educational Facilities Authority
Independent School District No. 2 Moore RB Series 2021	4.00%	06/01/27	225,000	227,683
Grand River Dam Authority
Refunding RB Series 2016A	5.00%	06/01/28 (a)	35,000	35,332
Refunding RB Series 2016A	5.00%	06/01/30 (a)	180,000	181,714
Refunding RB Series 2016A	5.00%	06/01/31 (a)	75,000	75,705
Refunding RB Series 2016A	5.00%	06/01/32 (a)	45,000	45,410
Refunding RB Series 2024A	5.00%	06/01/39 (a)	95,000	105,604
Refunding RB Series 2024A	5.00%	06/01/41 (a)	570,000	627,035
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2024A	5.00%	06/01/42 (a)	300,000	328,810
Electric System Revenue RB Series 2023	5.00%	06/01/38 (a)	220,000	243,375
Electric System Revenue RB Series 2023	5.00%	06/01/39 (a)	50,000	54,955
Oklahoma Capitol Improvement Authority
RB Series 2020B	4.00%	07/01/50 (a)	100,000	92,607
Oklahoma City Public Property Authority
Sales & Use Tax Revenue RB Series 2026	5.00%	06/01/33	250,000	282,596
Sales & Use Tax Revenue RB Series 2026	5.00%	06/01/34	1,000,000	1,143,046
Oklahoma City Water Utilities Trust
RB Series 2024	5.00%	07/01/54 (a)	4,000,000	4,195,748
Oklahoma County Finance Authority
Independent School District No. 4 Choctaw-Nicoma Park RB Series 2023	5.00%	09/01/36 (a)	685,000	746,868
Oklahoma County Independent School District No. 89 Oklahoma City
GO Bonds Series 2023A	3.00%	07/01/26	375,000	375,000
GO Bonds Series 2024A	1.25%	07/01/26	400,000	400,000
GO Bonds Series 2024A	4.00%	07/01/27	220,000	223,331
Oklahoma Industries Authority
Oklahoma County Independent School District No. 89 Oklahoma City RB Series 2024	5.00%	04/01/32	965,000	1,069,459
Oklahoma Municipal Power Authority
Refunding RB Series 2016A	3.13%	01/01/41 (a)(c)	250,000	221,675
Refunding RB Series 2025A	5.25%	01/01/56 (a)	1,000,000	1,071,443
Oklahoma Turnpike Authority
RB Series 2017A	4.00%	01/01/47 (a)	110,000	105,151
RB Series 2017C	4.00%	01/01/42 (a)	850,000	850,199
RB Series 2018A	4.00%	01/01/48 (a)	345,000	331,060
RB Series 2023	5.50%	01/01/53 (a)	340,000	363,074
RB Series 2025A	5.00%	01/01/39 (a)	420,000	470,840
RB Series 2025A	5.00%	01/01/42 (a)	150,000	166,595
RB Series 2025A	5.25%	01/01/47 (a)	2,000,000	2,172,455
RB Series 2025A	5.50%	01/01/54 (a)	2,765,000	3,027,715
Refunding RB Series 2017D	5.00%	01/01/27	125,000	126,534
Refunding RB Series 2017D	5.00%	01/01/28	75,000	77,886
Refunding RB Series 2020A	5.00%	01/01/30	35,000	37,606
Oklahoma Water Resources Board
RB Series 2021	5.00%	04/01/51 (a)	150,000	157,139
RB Series 2024B	4.25%	10/01/50 (a)	500,000	493,287
Clean Water State Revolving Fund RB Series 2025A	5.25%	04/01/50 (a)	750,000	807,545
Clean Water State Revolving Fund RB Series 2025A	5.00%	04/01/55 (a)	500,000	527,391
Drinking Water State Revolving Fund RB Series 2023A	4.00%	04/01/48 (a)	255,000	244,553
Drinking Water State Revolving Fund RB Series 2023A	4.13%	04/01/53 (a)	200,000	189,601
University of Oklahoma
RB Series 2021A	5.00%	07/01/46 (a)(c)	135,000	140,433
RB Series 2021A	4.00%	07/01/51 (a)(c)	275,000	257,984
Refunding RB Series 2024A	5.00%	07/01/49 (a)(c)	150,000	157,039
				22,866,603
OREGON 0.7%
City of Portland Sewer System Revenue
Refunding RB Series 2023A	5.00%	12/01/47 (a)	100,000	105,446
Refunding RB Series 2025A	5.00%	10/01/54 (a)	690,000	724,131
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Clackamas County School District No. 12 North Clackamas
GO Bonds Series 2017A	4.02%	06/15/36 (a)(c)(d)	50,000	32,525
GO Bonds Series 2017A	4.16%	06/15/38 (a)(c)(d)	855,000	504,516
GO Bonds Series 2017B	5.00%	06/15/37 (a)(c)	200,000	203,344
County of Multnomah
GO Bonds Series 2021A	5.00%	06/15/29	675,000	723,623
Deschutes Public Library District
GO Bonds Series 2021	3.00%	12/01/41 (a)	300,000	265,872
Hillsboro School District No. 1J
GO Bonds Series 2017	5.00%	06/15/38 (a)(c)	25,000	25,406
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
GO Bonds Series 2017B	5.00%	06/15/37 (a)(c)	50,000	50,836
Multnomah County School District No. 1J Portland
GO Bonds Series 2020	5.00%	06/15/28 (c)	105,000	110,143
GO Bonds Series 2020	5.00%	06/15/29 (c)	420,000	449,510
GO Bonds Series 2026	5.00%	06/15/27 (c)	540,000	553,075
GO Bonds Series 2026	5.00%	06/15/28 (c)	160,000	167,837
GO Bonds Series 2026	4.00%	06/15/41 (a)(c)	250,000	252,112
GO Bonds Series 2026	5.00%	06/15/53 (a)(c)	500,000	527,268
GO Bonds Series 2026	4.50%	06/15/55 (a)(c)	300,000	300,878
Multnomah County School District No. 40
GO Bonds Series 2023A	4.73%	06/15/51 (a)(c)(d)	2,110,000	594,851
Oregon City School District No. 62
GO Bonds Series 2018B	5.00%	06/15/49 (a)(c)	150,000	152,203
GO Bonds Series 2025B	5.00%	06/15/49 (a)(c)	250,000	264,597
Oregon State Lottery
Refunding RB Series 2025A	5.00%	04/01/29	900,000	959,679
Oregon State University
RB Series 2026	5.00%	04/01/36	800,000	929,528
Salem-Keizer School District No. 24J
GO Bonds Series 2009B	3.22%	06/15/29 (c)(d)	70,000	64,256
GO Bonds Series 2018	5.00%	06/15/37 (a)(c)	75,000	77,770
GO Bonds Series 2020A	4.37%	06/15/39 (a)(c)(d)	475,000	277,799
GO Bonds Series 2020A	3.90%	06/15/40 (a)(c)(d)	1,000,000	552,195
State of Oregon
GO Bonds Series 2023A	5.00%	05/01/33	285,000	324,504
GO Bonds Series 2023A	5.00%	05/01/34 (a)	140,000	158,642
GO Bonds Series 2023A	5.00%	05/01/35 (a)	550,000	620,572
GO Bonds Series 2023A	5.00%	05/01/36 (a)	30,000	33,678
GO Bonds Series 2023A	5.00%	05/01/37 (a)	75,000	83,579
GO Bonds Series 2023A	5.00%	05/01/38 (a)	75,000	83,154
GO Bonds Series 2023A	5.00%	05/01/43 (a)	110,000	119,215
GO Bonds Series 2023A	5.00%	05/01/48 (a)	120,000	126,202
Refunding GO Bonds Series 2025A	5.00%	05/01/27	140,000	143,034
State of Oregon Department of Transportation
RB Series 2020A	5.00%	11/15/40 (a)	430,000	458,399
RB Series 2022A	5.25%	11/15/47 (a)	10,000	10,714
RB Series 2023A	5.00%	11/15/42 (a)	100,000	109,359
Refunding RB Series 2019A	5.00%	11/15/36 (a)	200,000	213,504
Refunding RB Series 2019A	5.00%	11/15/37 (a)	1,000,000	1,065,162
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2024A	5.00%	11/15/33	5,000,000	5,728,397
Refunding RB Series 2024A	5.00%	11/15/34	750,000	867,887
Tri-County Metropolitan Transportation District of Oregon
Refunding RB Series 2026A	4.00%	09/01/49 (a)	1,000,000	961,081
Payroll Tax Revenue RB Series 2018A	5.00%	09/01/43 (a)(b)	100,000	102,959
University of Oregon
RB Series 2020A	5.00%	04/01/50 (a)	470,000	485,533
Refunding RB Series 2026A	5.00%	04/01/36	545,000	635,741
Washington & Multnomah Counties School District No. 48J Beaverton
GO Bonds Series 2022A	4.79%	06/15/48 (a)(c)(d)	4,000,000	1,390,077
GO Bonds Series 2022B	5.00%	06/15/52 (a)(c)	1,750,000	1,822,468
GO Bonds Series 2025A	4.04%	06/15/39 (a)(c)(d)	180,000	104,941
GO Bonds Series 2025A	4.98%	06/15/42 (a)(c)(d)	1,000,000	486,505
GO Bonds Series 2025A	5.07%	06/15/43 (a)(c)(d)	1,000,000	457,898
GO Bonds Series 2025A	5.21%	06/15/45 (a)(c)(d)	1,000,000	402,277
				25,864,882
PENNSYLVANIA 3.0%
Allegheny County Higher Education Building Authority
Duquesne University of the Holy Spirit RB Series 2026	4.50%	03/01/50 (a)	290,000	286,989
Allegheny County Sanitary Authority
RB Series 2018	5.00%	06/01/43 (a)	150,000	153,853
RB Series 2018	4.00%	06/01/48 (a)	70,000	65,122
Refunding RB Series 2024	4.00%	12/01/49 (a)	115,000	107,047
Refunding RB Series 2025	5.00%	12/01/50 (a)	2,000,000	2,100,165
Refunding RB Series 2025	5.00%	12/01/55 (a)	300,000	312,364
Chester County Industrial Development Authority
Longwood Gardens, Inc. RB Series 2021	4.00%	12/01/46 (a)	300,000	286,703
City of Philadelphia
GO Bonds Series 2025A	5.00%	08/01/42 (a)	500,000	551,803
GO Bonds Series 2025A	5.25%	08/01/45 (a)	145,000	160,263
Refunding GO Bonds Series 2025C	5.00%	08/01/28	500,000	524,192
Refunding GO Bonds Series 2025C	5.00%	08/01/29	570,000	608,606
Refunding GO Bonds Series 2025C	5.00%	08/01/32	500,000	557,547
Refunding GO Bonds Series 2025C	5.00%	08/01/34	315,000	358,896
City of Philadelphia Water & Wastewater Revenue
RB Series 2018A	5.00%	10/01/43 (a)	30,000	30,959
RB Series 2018A	5.00%	10/01/48 (a)	25,000	25,550
RB Series 2018A	5.00%	10/01/53 (a)	80,000	81,471
RB Series 2019B	5.00%	11/01/44 (a)	3,070,000	3,193,361
RB Series 2019B	5.00%	11/01/49 (a)	200,000	205,035
RB Series 2021C	5.00%	10/01/46 (a)	1,175,000	1,229,142
RB Series 2021C	4.00%	10/01/51 (a)	300,000	273,776
RB Series 2024C	5.00%	09/01/37 (a)	90,000	101,797
RB Series 2024C	5.00%	09/01/38 (a)	150,000	169,052
RB Series 2024C	5.00%	09/01/39 (a)	780,000	874,250
RB Series 2024C	5.25%	09/01/49 (a)	315,000	337,442
RB Series 2024C	5.25%	09/01/54 (a)	100,000	105,678
Refunding RB Series 2023B	5.00%	09/01/28 (c)	85,000	89,405
Refunding RB Series 2023B	4.50%	09/01/48 (a)(c)	650,000	657,851
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Commonwealth of Pennsylvania
GO Bonds Series 2016-1ST	3.13%	02/01/36 (a)(c)	505,000	487,732
GO Bonds Series 2016-2nd	4.00%	09/15/30 (a)	100,000	100,099
GO Bonds Series 2016-2nd	4.00%	09/15/31 (a)	35,000	35,021
GO Bonds Series 2016-2nd	4.00%	09/15/32 (a)	125,000	125,032
GO Bonds Series 2016-2nd	3.00%	09/15/33 (a)(c)	100,000	97,298
GO Bonds Series 2016-2nd	4.00%	09/15/34 (a)	25,000	24,998
GO Bonds Series 2016-2nd	3.00%	09/15/35 (a)	525,000	502,278
GO Bonds Series 2016-2nd	3.00%	09/15/36 (a)	620,000	582,783
GO Bonds Series 2018-1ST	5.00%	03/01/27	250,000	254,295
GO Bonds Series 2018-1ST	5.00%	03/01/32 (a)	175,000	181,480
GO Bonds Series 2018-1ST	4.00%	03/01/36 (a)	8,205,000	8,285,771
GO Bonds Series 2018-1ST	3.75%	03/01/39 (a)(c)	500,000	500,008
GO Bonds Series 2020	3.00%	05/01/35 (a)	500,000	480,337
GO Bonds Series 2020	2.00%	05/01/39 (a)	230,000	182,104
GO Bonds Series 2020	2.13%	05/01/40 (a)	85,000	67,190
GO Bonds Series 2021-1st	3.00%	05/15/34 (a)	260,000	253,015
GO Bonds Series 2021-1st	2.00%	05/15/37 (a)	330,000	272,509
GO Bonds Series 2021-1st	2.00%	05/15/38 (a)	40,000	32,261
GO Bonds Series 2021-1st	2.00%	05/15/39 (a)	25,000	19,698
GO Bonds Series 2021-1st	2.00%	05/15/40 (a)	305,000	235,142
GO Bonds Series 2021-1st	2.00%	05/15/41 (a)	150,000	112,842
GO Bonds Series 2022	5.00%	10/01/26	250,000	251,525
GO Bonds Series 2022	5.00%	10/01/28	210,000	221,678
GO Bonds Series 2022	5.00%	10/01/30	75,000	82,218
GO Bonds Series 2022	5.00%	10/01/34 (a)	50,000	56,023
GO Bonds Series 2022	5.00%	10/01/38 (a)	150,000	165,163
GO Bonds Series 2022	5.00%	10/01/40 (a)	25,000	27,318
GO Bonds Series 2023-1st	5.00%	09/01/26	1,000,000	1,004,007
GO Bonds Series 2023-1st	5.00%	09/01/27	740,000	762,502
GO Bonds Series 2023-1st	5.00%	09/01/28	110,000	115,915
GO Bonds Series 2023-1st	5.00%	09/01/29	200,000	215,005
GO Bonds Series 2023-1st	5.00%	09/01/30	200,000	218,937
GO Bonds Series 2023-1st	5.00%	09/01/31	625,000	694,772
GO Bonds Series 2023-1st	5.00%	09/01/32	320,000	360,451
GO Bonds Series 2023-1st	5.00%	09/01/35 (a)	380,000	426,928
GO Bonds Series 2023-1st	5.00%	09/01/36 (a)	580,000	648,989
GO Bonds Series 2023-1st	5.00%	09/01/38 (a)	500,000	554,956
GO Bonds Series 2023-1st	5.00%	09/01/39 (a)	115,000	127,400
GO Bonds Series 2023-1st	4.00%	09/01/40 (a)	4,350,000	4,430,042
GO Bonds Series 2023-1st	4.00%	09/01/41 (a)	3,000,000	3,044,997
GO Bonds Series 2023-1st	4.00%	09/01/42 (a)	100,000	101,230
GO Bonds Series 2024-1st	5.00%	08/15/27	1,490,000	1,533,620
GO Bonds Series 2024-1st	5.00%	08/15/28	180,000	189,501
GO Bonds Series 2024-1st	5.00%	08/15/29	345,000	370,557
GO Bonds Series 2024-1st	5.00%	08/15/30	250,000	273,461
GO Bonds Series 2024-1st	5.00%	08/15/31	65,000	72,208
GO Bonds Series 2024-1st	5.00%	08/15/33	40,000	45,535
GO Bonds Series 2024-1st	5.00%	08/15/34	175,000	201,077
GO Bonds Series 2024-1st	5.00%	08/15/37 (a)	25,000	28,172
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2024-1st	5.00%	08/15/39 (a)	500,000	560,307
GO Bonds Series 2024-1st	4.00%	08/15/41 (a)	200,000	203,238
GO Bonds Series 2026-1st	5.00%	04/01/28	500,000	522,595
GO Bonds Series 2026-1st	5.00%	04/01/31	1,000,000	1,104,441
GO Bonds Series 2026-1st	5.00%	04/01/32	540,000	604,823
GO Bonds Series 2026-1st	5.00%	04/01/33	135,000	153,019
GO Bonds Series 2026-1st	5.00%	04/01/34	750,000	858,751
GO Bonds Series 2026-1st	5.00%	04/01/35	1,110,000	1,280,438
GO Bonds Series 2026-1st	5.00%	04/01/39 (a)	1,075,000	1,225,376
GO Bonds Series 2026-1st	4.25%	04/01/46 (a)	350,000	350,959
Refunding COP Series 2018A	5.00%	07/01/43 (a)	200,000	203,903
Refunding GO Bonds Series 2016-1ST	5.00%	09/15/26	475,000	477,365
Refunding GO Bonds Series 2016-1ST	5.00%	09/15/27 (a)	190,000	190,997
Refunding GO Bonds Series 2016-2nd	5.00%	01/15/27	30,000	30,411
Refunding GO Bonds Series 2016-2nd	5.00%	01/15/28 (a)	790,000	800,777
Refunding GO Bonds Series 2017-1ST	5.00%	01/01/27	360,000	364,563
Refunding GO Bonds Series 2017-1ST	5.00%	01/01/28 (a)	1,415,000	1,432,937
Refunding GO Bonds Series 2017-1ST	3.00%	01/01/31 (a)	75,000	74,628
Refunding GO Bonds Series 2019	5.00%	07/15/26	250,000	250,230
Refunding GO Bonds Series 2019	5.00%	07/15/27	830,000	852,537
Refunding GO Bonds Series 2019	5.00%	07/15/28	345,000	363,065
Refunding GO Bonds Series 2019	5.00%	07/15/29	335,000	359,222
Refunding GO Bonds Series 2023-1st	5.00%	09/01/26	2,215,000	2,223,876
Refunding GO Bonds Series 2023-1st	5.00%	09/01/29	60,000	64,501
Refunding GO Bonds Series 2023-1st	5.00%	09/01/30	215,000	235,357
Refunding GO Bonds Series 2023-1st	5.00%	09/01/32	3,085,000	3,474,975
Refunding GO Bonds Series 2025A	5.00%	08/15/27	475,000	488,906
Refunding GO Bonds Series 2025A	5.00%	08/15/30	2,000,000	2,187,689
County of Allegheny
GO Bonds Series 2020C-78	4.00%	11/01/45 (a)	50,000	49,224
GO Bonds Series 2020C-78	4.00%	11/01/49 (a)	2,750,000	2,538,185
GO Bonds Series 2024C-80	5.00%	12/01/54 (a)	150,000	156,030
County of Chester
Refunding GO Bonds Series 2026A	5.00%	07/15/29	125,000	134,076
Delaware River Joint Toll Bridge Commission
RB Series 2017	5.00%	07/01/42 (a)	100,000	101,299
Delaware Valley Regional Finance Authority
RB Series 1998A	5.50%	08/01/28 (c)	585,000	616,637
RB Series 2002	5.75%	07/01/32	645,000	740,768
Refunding RB Series 2023A	4.00%	03/01/33 (a)	445,000	465,553
Refunding RB Series 2023A	4.00%	03/01/34 (a)	90,000	94,159
Northampton County General Purpose Authority
Lafayette College Refunding RB Series 2017	5.00%	11/01/34 (a)	250,000	256,090
Lehigh University Refunding RB Series 2024A	5.00%	11/15/34	200,000	230,632
Pennsylvania Economic Development Financing Authority
Villanova University RB Series 2024	5.00%	08/01/49 (a)	250,000	261,606
Villanova University RB Series 2024	4.00%	08/01/54 (a)	350,000	328,535
Pennsylvania Higher Educational Facilities Authority
System of Higher Education RB Series 2016AT-1	3.00%	06/15/45 (a)	325,000	259,732
System of Higher Education RB Series 2016AT-1	3.00%	06/15/45 (a)(c)	100,000	81,484
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Trustees of the University of Pennsylvania RB Series 2017A	4.00%	08/15/41 (a)	45,000	44,607
Trustees of the University of Pennsylvania RB Series 2018A	4.00%	02/15/43 (a)	750,000	740,981
Trustees of the University of Pennsylvania Refunding RB Series 2026A	5.00%	08/15/36 (e)	2,000,000	2,340,773
Pennsylvania State University
RB Series 2016A	5.00%	09/01/41 (a)	1,000,000	1,002,055
RB Series 2017A	5.00%	09/01/47 (a)	150,000	152,069
RB Series 2023	5.25%	09/01/48 (a)	10,000	10,691
RB Series 2023	5.25%	09/01/53 (a)	1,000,000	1,059,146
Refunding RB Series 2025A	5.25%	09/01/50 (a)	2,200,000	2,382,396
Pennsylvania Turnpike Commission
RB Series 2017A	4.00%	12/01/37 (a)(c)	100,000	100,250
RB Series 2017A-1	5.00%	12/01/47 (a)	1,000,000	1,013,503
RB Series 2017B-1	5.25%	06/01/47 (a)	200,000	202,630
RB Series 2018A-2	5.00%	12/01/43 (a)	90,000	93,244
RB Series 2018A-2	5.00%	12/01/48 (a)	500,000	510,865
RB Series 2019A	5.00%	12/01/39 (a)	50,000	52,439
RB Series 2019A	5.00%	12/01/44 (a)	1,260,000	1,306,931
RB Series 2019A	5.00%	12/01/44 (a)	200,000	208,203
RB Series 2019A	4.00%	12/01/49 (a)	600,000	559,331
RB Series 2019A	4.00%	12/01/49 (a)(c)	410,000	379,960
RB Series 2019A	5.00%	12/01/49 (a)	120,000	122,975
RB Series 2020B	5.00%	12/01/45 (a)	360,000	377,289
RB Series 2020B	5.00%	12/01/50 (a)	735,000	758,919
RB Series 2021A	3.00%	12/01/42 (a)	80,000	68,762
RB Series 2021A	4.00%	12/01/43 (a)	60,000	59,148
RB Series 2021A	4.00%	12/01/44 (a)	1,000,000	984,939
RB Series 2021A	4.00%	12/01/46 (a)	270,000	259,095
RB Series 2021A	4.00%	12/01/50 (a)	1,105,000	1,013,719
RB Series 2021B	4.00%	12/01/46 (a)	240,000	230,307
RB Series 2024-2nd	5.00%	12/01/53 (a)	280,000	290,797
RB Series 2024C	5.00%	12/01/49 (a)	700,000	736,605
RB Series 2024C	5.25%	12/01/54 (a)	200,000	212,185
RB Series 2025A	4.13%	12/01/50 (a)	1,000,000	957,586
RB Series 2025A	5.25%	12/01/55 (a)	610,000	648,198
RB Series 2025B	5.25%	12/01/50 (a)	1,000,000	1,076,704
Refunding RB Series 2015A-1	4.00%	12/01/41 (a)	110,000	109,839
Refunding RB Series 2016A	5.00%	12/01/30 (a)	190,000	191,622
Refunding RB Series 2016A	3.38%	12/01/41 (a)	600,000	577,454
Refunding RB Series 2017-2nd	5.00%	12/01/31 (a)	250,000	257,791
Refunding RB Series 2017-2nd	5.00%	12/01/33 (a)	240,000	246,987
Refunding RB Series 2017-2nd	5.00%	12/01/34 (a)	60,000	61,704
Refunding RB Series 2017-2nd	5.00%	12/01/35 (a)	95,000	97,586
Refunding RB Series 2017-2nd	5.00%	12/01/36 (a)	385,000	395,152
Refunding RB Series 2017-3	5.00%	12/01/40 (a)	775,000	792,704
Refunding RB Series 2017A-2	5.00%	12/01/26	205,000	207,071
Refunding RB Series 2017B-2	5.00%	06/01/28 (a)	165,000	168,532
Refunding RB Series 2017B-2	4.00%	06/01/37 (a)(c)	365,000	366,584
Refunding RB Series 2017B-2	4.00%	06/01/38 (a)	225,000	225,477
Refunding RB Series 2017B-2	4.00%	06/01/39 (a)	200,000	200,280
Refunding RB Series 2022A	5.00%	12/01/32	435,000	488,598
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2022A	5.00%	12/01/33 (a)	325,000	365,174
Refunding RB Series 2022B	5.25%	12/01/52 (a)	250,000	263,204
Refunding RB Series 2023-1st	5.00%	12/01/33 (a)	5,000,000	5,613,562
Refunding RB Series 2023A	5.00%	12/01/48 (a)	520,000	546,407
Refunding RB Series 2023A	5.00%	12/01/53 (a)	555,000	576,401
Refunding RB Series 2023A	5.25%	12/01/53 (a)	200,000	211,757
Refunding RB Series 2024-1st	5.00%	12/01/36 (a)	125,000	140,822
Refunding RB Series 2024-1st	5.00%	12/01/38 (a)	250,000	277,978
Refunding RB Series 2024-1st	5.00%	12/01/38 (a)	500,000	559,217
Refunding RB Series 2024-1st	5.00%	12/01/41 (a)	60,000	66,276
Refunding RB Series 2024-1st	5.00%	12/01/41 (a)	250,000	273,943
Refunding RB Series 2024-1st	5.00%	12/01/42 (a)	1,000,000	1,100,080
Refunding RB Series 2024-1st	5.00%	12/01/43 (a)	295,000	323,594
Refunding RB Series 2024-1st	5.00%	12/01/43 (a)	100,000	108,968
Refunding RB Series 2024-2nd	5.00%	12/01/26	250,000	252,526
Refunding RB Series 2026-1st	5.00%	12/01/33 (a)	595,000	674,932
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
RB Series 2018A	5.25%	12/01/44 (a)	500,000	520,212
RB Series 2018A	5.00%	12/01/48 (a)	100,000	102,173
RB Series 2018B	5.00%	12/01/43 (a)	500,000	516,850
RB Series 2018B	5.00%	12/01/48 (a)	500,000	511,096
RB Series 2025A	5.25%	12/01/53 (a)	1,025,000	1,096,440
RB Series 2025B	5.00%	12/01/53 (a)	500,000	523,900
Refunding RB Series 2021A	5.00%	12/01/46 (a)	125,000	131,741
Refunding RB Series 2021B	5.00%	12/01/46 (a)	260,000	272,521
Refunding RB Series 2021B	4.00%	12/01/51 (a)	100,000	91,872
Refunding RB Series 2021B	4.00%	12/01/53 (a)	200,000	182,552
Philadelphia Authority for Industrial Development
St. Joseph’s University RB Series 2022	5.25%	11/01/52 (a)	310,000	319,707
St. Joseph’s University Refunding RB Series 2020A	4.00%	11/01/45 (a)	200,000	182,886
Philadelphia Gas Works Co.
RB Series 2020A	4.00%	08/01/45 (a)(c)	370,000	362,596
RB Series 2020A	5.00%	08/01/50 (a)(c)	260,000	265,804
RB Series 2024A	5.25%	08/01/49 (a)	250,000	264,578
Refunding RB Series 2017-15th	5.00%	08/01/42 (a)	150,000	152,063
Refunding RB Series 2017-15th	5.00%	08/01/47 (a)	350,000	353,152
Pittsburgh Water & Sewer Authority
RB Series 1998B	3.23%	09/01/28 (c)(d)	15,000	14,067
RB Series 1998B	3.26%	09/01/29 (c)(d)	15,000	13,608
Refunding RB Series 2019B	5.00%	09/01/32 (c)	195,000	218,827
Refunding RB Series 2019B	4.00%	09/01/34 (a)(c)	75,000	76,669
School District of Philadelphia
GO Bonds Series 2018B	4.00%	09/01/43 (a)(c)	670,000	663,507
GO Bonds Series 2019A	5.00%	09/01/44 (a)(c)	115,000	118,979
GO Bonds Series 2019D	3.00%	09/01/44 (a)(c)	50,000	41,956
GO Bonds Series 2023A	5.50%	09/01/48 (a)(c)	100,000	108,000
Refunding GO Bonds Series 2007A	5.00%	06/01/34 (c)	125,000	141,467
Refunding GO Bonds Series 2016F	5.00%	09/01/26 (c)	20,000	20,070
Refunding GO Bonds Series 2016F	5.00%	09/01/27 (a)(c)	200,000	200,761
Refunding GO Bonds Series 2016F	5.00%	09/01/27 (a)(c)	85,000	85,323
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2016F	5.00%	09/01/28 (a)(c)	110,000	110,418
Refunding GO Bonds Series 2026B	5.00%	09/01/29 (c)	2,500,000	2,667,108
Southeastern Pennsylvania Transportation Authority
RB Series 2022	5.25%	06/01/47 (a)	50,000	53,125
RB Series 2022	5.25%	06/01/52 (a)	750,000	789,052
State Public School Building Authority
School District of Philadelphia RB Series 2006B	5.00%	06/01/29 (c)	95,000	100,555
School District of Philadelphia Refunding RB Series 2016A	5.00%	06/01/31 (a)(c)	95,000	95,913
School District of Philadelphia Refunding RB Series 2016A	5.00%	06/01/32 (a)(c)	100,000	100,881
School District of Philadelphia Refunding RB Series 2016A	5.00%	06/01/33 (a)(c)	670,000	675,961
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2023A	5.00%	02/15/34 (a)	2,000,000	2,295,079
Refunding RB Series 2023	5.00%	02/15/29 (a)	560,000	594,686
Refunding RB Series 2025	5.00%	04/15/32 (a)	440,000	492,501
				120,986,475
RHODE ISLAND 0.1%
Rhode Island Commerce Corp.
RB Series 2016B	5.00%	06/15/27 (a)	100,000	100,195
RB Series 2016B	5.00%	06/15/29 (a)	250,000	250,476
RB Series 2016B	5.00%	06/15/31 (a)	80,000	80,143
Rhode Island Health & Educational Building Corp.
Brown University Refunding RB Series 2017A	5.00%	09/01/29 (a)	165,000	169,319
Bryant University Refunding RB Series 2024	5.00%	06/01/48 (a)	250,000	257,877
Rhode Island Turnpike & Bridge Authority
Refunding RB Series 2016A	5.00%	10/01/40 (a)	1,250,000	1,250,674
				2,108,684
SOUTH CAROLINA 0.7%
Charleston County Airport District
RB Series 2024B	5.25%	07/01/54 (a)	500,000	526,974
Charleston Educational Excellence Finance Corp.
County School District Refunding RB Series 2023	5.00%	12/01/26	75,000	75,717
City of Charleston Waterworks & Sewer System Revenue
RB Series 2024A	5.00%	01/01/49 (a)	200,000	213,692
RB Series 2024A	5.00%	01/01/54 (a)	2,500,000	2,646,976
City of Columbia Waterworks & Sewer System Revenue
Refunding RB Series 2016B	4.00%	02/01/41 (a)	350,000	350,012
City of Rock Hill Combined Utility System Revenue
RB Series 2024A	5.00%	01/01/54 (a)	200,000	205,775
Greenville County School District
Refunding RB Series 2023	5.00%	12/01/26	150,000	151,503
Refunding RB Series 2023	5.00%	12/01/27	505,000	523,222
Greenville-Spartanburg Airport District
RB Series 2024A	5.25%	07/01/54 (a)	250,000	263,315
Horry County School District
GO Bonds Series 2024	5.00%	03/01/27 (c)	220,000	223,603
GO Bonds Series 2024	5.00%	03/01/28 (c)	350,000	364,675
GO Bonds Series 2024	5.00%	03/01/29 (c)	165,000	175,654
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Piedmont Municipal Power Agency
Catawba Project Power Sales Revenue Refunding RB Series 2021C	5.00%	01/01/34 (a)	230,000	231,709
South Carolina Public Service Authority
RB Series 2015E	5.25%	12/01/55 (a)	350,000	350,033
RB Series 2021B	5.00%	12/01/43 (a)	215,000	227,787
RB Series 2021B	4.00%	12/01/47 (a)	375,000	352,274
RB Series 2021B	4.00%	12/01/51 (a)	85,000	77,627
RB Series 2022A	5.00%	12/01/31	55,000	60,931
RB Series 2022A	4.00%	12/01/43 (a)	160,000	158,313
RB Series 2022A	5.00%	12/01/44 (a)	480,000	507,746
RB Series 2022A	4.00%	12/01/47 (a)	500,000	469,698
RB Series 2022A	4.00%	12/01/52 (a)	330,000	299,059
RB Series 2022A	4.00%	12/01/55 (a)	885,000	792,860
RB Series 2022E	5.75%	12/01/47 (a)	360,000	390,640
RB Series 2024A	5.25%	12/01/49 (a)	2,075,000	2,203,813
RB Series 2024A	5.50%	12/01/54 (a)	1,000,000	1,069,280
RB Series 2025A	5.00%	12/01/50 (a)	250,000	262,792
RB Series 2025A	5.00%	12/01/55 (a)	250,000	256,628
RB Series 2026A	5.00%	12/01/51 (a)	1,100,000	1,141,697
Refunding RB Series 2014C	4.00%	12/01/45 (a)	30,000	29,036
Refunding RB Series 2015A	5.00%	12/01/50 (a)	110,000	110,007
Refunding RB Series 2016A	5.00%	12/01/29 (a)	60,000	60,076
Refunding RB Series 2016A	5.00%	12/01/30 (a)	85,000	85,104
Refunding RB Series 2016A	5.00%	12/01/35 (a)	270,000	270,256
Refunding RB Series 2016A	5.00%	12/01/37 (a)	80,000	80,071
Refunding RB Series 2016B	5.00%	12/01/37 (a)	30,000	30,222
Refunding RB Series 2016B	5.00%	12/01/46 (a)	100,000	100,349
Refunding RB Series 2016B	5.00%	12/01/56 (a)	445,000	445,190
Refunding RB Series 2020A	5.00%	12/01/31 (a)	75,000	81,653
Refunding RB Series 2020A	5.00%	12/01/32 (a)	475,000	515,804
Refunding RB Series 2020A	4.00%	12/01/40 (a)	1,500,000	1,495,844
Refunding RB Series 2020A	4.00%	12/01/42 (a)	1,150,000	1,146,550
Refunding RB Series 2020A	5.00%	12/01/43 (a)	40,000	41,975
Refunding RB Series 2021A	4.00%	12/01/34 (a)	165,000	170,212
Refunding RB Series 2021A	4.00%	12/01/36 (a)	570,000	580,348
Refunding RB Series 2024B	5.00%	12/01/37 (a)(c)	325,000	365,718
Refunding RB Series 2024B	5.00%	12/01/41 (a)	135,000	148,212
Refunding RB Series 2024B	5.00%	12/01/42 (a)(c)	850,000	933,462
Refunding RB Series 2024B	5.00%	12/01/43 (a)	45,000	48,942
Refunding RB Series 2024B	4.13%	12/01/44 (a)	215,000	213,868
Refunding RB Series 2024B	5.00%	12/01/46 (a)	260,000	275,914
Refunding RB Series 2024B	5.00%	12/01/54 (a)(c)	2,290,000	2,385,466
Refunding RB Series 2024B	5.25%	12/01/54 (a)	650,000	683,753
South Carolina Transportation Infrastructure Bank
RB Series 2019A	5.00%	10/01/32 (a)	125,000	131,254
Refunding RB Series 2017A	5.00%	10/01/39 (a)	420,000	428,998
Refunding RB Series 2017A	5.00%	10/01/40 (a)	25,000	25,514
Refunding RB Series 2021B	5.00%	10/01/26	300,000	301,792
Refunding RB Series 2021B	5.00%	10/01/27	50,000	51,627
Refunding RB Series 2021B	5.00%	10/01/28	180,000	190,090
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2021B	5.00%	10/01/30	525,000	575,750
Refunding RB Series 2021B	5.00%	10/01/31	25,000	27,865
Spartanburg County School District No. 4
GO Bonds Series 2022A	5.25%	03/01/52 (a)(c)	375,000	393,729
University of South Carolina
RB Series 2021A	5.00%	05/01/46 (a)	65,000	68,591
				27,067,247
SOUTH DAKOTA 0.0%
South Dakota Conservancy District
State Revolving Fund RB Series 2024A	5.00%	08/01/54 (a)	470,000	493,807
TENNESSEE 0.6%
City of Clarksville Water Sewer & Gas Revenue
RB Series 2021A	5.00%	02/01/45 (a)	35,000	36,639
RB Series 2021A	4.00%	02/01/51 (a)	270,000	253,829
City of Memphis Memphis Light Gas & Water Division Electric System Revenue
RB Series 2025	5.00%	12/01/55 (a)	500,000	523,179
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Belmont University RB Series 2023	5.25%	05/01/53 (a)	50,000	51,653
Lipscomb University Obligated Group Refunding RB Series 2019A	5.25%	10/01/58 (a)	250,000	242,981
Vanderbilt University RB Series 2024	5.00%	10/01/34	540,000	623,745
Vanderbilt University RB Series 2024	4.00%	10/01/54 (a)	250,000	230,417
Vanderbilt University RB Series 2024	5.00%	10/01/54 (a)	1,000,000	1,052,782
Metropolitan Government Nashville & Davidson County Sports Authority
RB Series 2023A	5.25%	07/01/48 (a)(c)	250,000	267,774
RB Series 2023A	5.25%	07/01/53 (a)(c)	1,000,000	1,059,702
Metropolitan Government of Nashville & Davidson County
GO Bonds Series 2018	5.00%	07/01/26	150,000	150,000
GO Bonds Series 2018	5.00%	07/01/27	40,000	41,034
GO Bonds Series 2018	4.00%	07/01/37 (a)	150,000	151,514
GO Bonds Series 2021C	5.00%	01/01/29	50,000	53,041
GO Bonds Series 2021C	5.00%	01/01/30	50,000	54,070
GO Bonds Series 2021C	4.00%	01/01/31	45,000	47,388
GO Bonds Series 2021C	3.00%	01/01/33 (a)	50,000	49,481
GO Bonds Series 2021C	3.00%	01/01/34 (a)	125,000	123,031
GO Bonds Series 2021C	3.00%	01/01/35 (a)	55,000	53,278
GO Bonds Series 2022B	4.00%	01/01/42 (a)	270,000	272,725
GO Bonds Series 2024A	5.00%	01/01/32	445,000	497,153
GO Bonds Series 2024A	5.00%	01/01/33	5,000,000	5,662,912
GO Bonds Series 2024B	5.00%	01/01/36 (a)	2,000,000	2,263,425
GO Bonds Series 2024B	4.00%	01/01/37 (a)	55,000	57,149
GO Bonds Series 2024B	4.00%	01/01/39 (a)	1,000,000	1,026,642
GO Bonds Series 2024C	5.00%	01/01/40 (a)	345,000	382,234
GO Bonds Series 2024C	5.00%	01/01/41 (a)	75,000	82,525
GO Bonds Series 2024C	4.00%	01/01/44 (a)	250,000	251,677
GO Bonds Series 2024C	4.00%	01/01/45 (a)	500,000	499,719
GO Bonds Series 2026C	4.00%	01/01/45 (a)	250,000	249,860
Refunding GO Bonds Series 2016	2.50%	01/01/29 (a)	310,000	306,405
Refunding GO Bonds Series 2026D	5.00%	01/01/30	2,000,000	2,162,795
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Metropolitan Government of Nashville & Davidson County Electric Revenue
RB Series 2017A	5.00%	05/15/42 (a)	100,000	101,330
RB Series 2021A	5.00%	05/15/46 (a)	25,000	26,117
RB Series 2024A	5.25%	05/15/49 (a)	650,000	698,003
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue
RB Series 2021A	4.00%	07/01/46 (a)	490,000	484,600
Refunding RB Series 2025	5.00%	07/01/38 (a)	550,000	614,995
Refunding RB Series 2025	5.25%	07/01/55 (a)	1,000,000	1,057,971
Metropolitan Nashville Airport Authority
RB Series 2019A	4.00%	07/01/49 (a)	250,000	238,399
RB Series 2019A	4.00%	07/01/54 (a)	25,000	23,280
RB Series 2026A	5.00%	07/01/51 (a)	440,000	463,079
RB Series 2026A	5.00%	07/01/56 (a)	750,000	786,123
Tennessee State School Bond Authority
RB Series 2017A	5.00%	11/01/47 (a)(c)	100,000	101,579
RB Series 2022A	5.00%	11/01/47 (a)(c)	115,000	121,568
RB Series 2022A	5.00%	11/01/52 (a)(c)	100,000	104,524
Town of Collierville
GO Bonds Series 2015A	4.00%	01/01/46 (a)	250,000	249,992
				23,852,319
TEXAS 10.9%
Alamo Community College District
GO Bonds Series 2021	2.38%	08/15/46 (a)	4,460,000	3,210,684
GO Bonds Series 2022	5.00%	02/15/27	655,000	665,088
GO Bonds Series 2022	5.00%	02/15/30	85,000	91,983
Aldine Independent School District
GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	2,500,000	2,371,877
GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	2,500,000	2,303,060
Refunding GO Bonds Series 2026	4.38%	02/15/51 (a)(c)	1,000,000	999,141
Allen Independent School District
GO Bonds Series 2025	4.38%	02/15/50 (a)(c)	250,000	249,054
Anna Independent School District
GO Bonds Series 2025	5.25%	02/15/55 (a)(c)	480,000	510,449
Aubrey Independent School District
GO Bonds Series 2022	4.00%	02/15/47 (a)(c)	2,000,000	1,904,128
GO Bonds Series 2022	4.00%	02/15/52 (a)(c)	1,025,000	943,408
Austin Community College District
GO Bonds Series 2015	4.00%	08/01/40 (a)	325,000	324,994
GO Bonds Series 2023	5.25%	08/01/53 (a)	55,000	57,956
Refunding GO Bonds Series 2025	5.25%	08/01/50 (a)	200,000	213,041
Refunding GO Bonds Series 2025	5.25%	08/01/55 (a)	250,000	264,070
Austin Independent School District
GO Bonds Series 2023	4.00%	08/01/48 (a)	185,000	177,957
GO Bonds Series 2023	5.00%	08/01/48 (a)	50,000	51,089
GO Bonds Series 2024	5.00%	08/01/36 (a)(c)	290,000	328,320
GO Bonds Series 2024	5.00%	08/01/37 (a)(c)	50,000	56,212
GO Bonds Series 2024	5.00%	08/01/38 (a)(c)	70,000	78,262
GO Bonds Series 2024	4.00%	08/01/43 (a)(c)	360,000	358,983
GO Bonds Series 2024	4.00%	08/01/44 (a)(c)	355,000	350,696
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Azle Independent School District
Refunding GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	1,425,000	1,351,970
Barbers Hill Independent School District
GO Bonds Series 2022	4.00%	02/15/41 (a)(c)	100,000	100,322
GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	1,460,000	1,385,176
Bastrop Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	125,000	130,654
GO Bonds Series 2023	5.00%	02/15/53 (a)(c)	1,000,000	1,032,040
Belton Independent School District
GO Bonds Series 2022	4.00%	02/15/47 (a)(c)	390,000	382,234
Bexar County Hospital District
GO Bonds Series 2020	5.00%	02/15/45 (a)	25,000	25,636
GO Bonds Series 2020	4.00%	02/15/50 (a)	845,000	771,856
GO Bonds Series 2022	4.25%	02/15/52 (a)	910,000	853,275
GO Bonds Series 2023	5.00%	02/15/48 (a)	245,000	255,583
Board of Regents of the University of Texas System
RB Series 2016B	5.00%	08/15/26	265,000	265,700
RB Series 2016E	5.00%	08/15/26	50,000	50,132
RB Series 2016E	5.00%	08/15/27	160,000	164,522
RB Series 2016J	5.00%	08/15/26	185,000	185,489
RB Series 2017B	3.38%	08/15/44 (a)	485,000	435,024
RB Series 2019B	5.00%	08/15/29	750,000	804,157
RB Series 2019B	5.00%	08/15/49	1,945,000	2,192,184
RB Series 2023A	5.00%	08/15/31	160,000	177,499
RB Series 2023A	5.00%	08/15/33 (a)	320,000	358,010
RB Series 2023A	5.00%	08/15/34 (a)	1,660,000	1,849,646
RB Series 2023A	5.00%	08/15/43 (a)	4,500,000	4,843,795
RB Series 2024B	5.00%	08/15/41 (a)	130,000	143,895
RB Series 2024B	5.00%	08/15/42 (a)	105,000	115,716
RB Series 2024B	4.00%	08/15/54 (a)	1,165,000	1,077,511
RB Series 2025A	5.00%	08/15/27	315,000	323,903
RB Series 2025A	5.00%	08/15/29	505,000	541,466
Refunding RB Series 2014B	5.00%	08/15/26	220,000	220,581
Refunding RB Series 2019A	5.00%	08/15/32 (a)	25,000	26,598
Refunding RB Series 2019A	5.00%	08/15/33 (a)	285,000	302,646
Refunding RB Series 2019A	5.00%	08/15/34 (a)	235,000	249,072
Refunding RB Series 2020A	5.00%	08/15/30	530,000	578,869
Refunding RB Series 2020C	5.00%	08/15/31	145,000	160,858
Refunding RB Series 2021A	5.00%	08/15/31	260,000	288,436
Refunding RB Series 2021A	4.00%	08/15/35 (a)	50,000	51,264
Refunding RB Series 2021A	2.00%	08/15/36 (a)	250,000	211,659
Refunding RB Series 2022A	3.25%	08/15/52 (a)	50,000	40,167
Refunding RB Series 2024A	5.00%	08/15/26	200,000	200,528
Refunding RB Series 2024A	5.00%	08/15/28	285,000	299,559
Refunding RB Series 2024A	5.00%	08/15/29	440,000	471,499
Refunding RB Series 2024A	5.00%	08/15/34	500,000	573,727
Refunding RB Series 2024A	5.00%	08/15/35 (a)	590,000	673,392
Refunding RB Series 2024A	5.00%	08/15/37 (a)	750,000	845,663
Refunding RB Series 2024A	5.00%	08/15/39 (a)	105,000	117,268
Refunding RB Series 2024A	4.13%	08/15/54 (a)	90,000	85,032
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2026A	5.00%	08/15/37 (a)	140,000	161,871
Refunding RB Series 2026A	5.00%	08/15/39 (a)	3,000,000	3,428,842
Canutillo Independent School District
GO Bonds Series 2024A	5.25%	02/15/54 (a)(c)	365,000	386,168
Carrollton-Farmers Branch Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(b)(c)	30,000	33,918
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	220,000	230,211
GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	250,000	232,574
Cedar Hill Independent School District
GO Bonds Series 2024	4.00%	02/15/50 (a)(c)	550,000	510,935
Central Texas Regional Mobility Authority
RB Series 2020E	4.00%	01/01/50 (a)	155,000	143,353
RB Series 2021B	5.00%	01/01/46 (a)	300,000	310,854
RB Series 2021B	4.00%	01/01/51 (a)	900,000	827,221
Refunding RB Series 2016	3.38%	01/01/41 (a)	145,000	128,202
Refunding RB Series 2021D	4.00%	01/01/44 (a)	545,000	540,526
Central Texas Turnpike System
RB Series 2002A	3.54%	08/15/26 (c)(d)	100,000	99,611
RB Series 2002A	3.60%	08/15/27 (c)(d)	100,000	96,682
RB Series 2002A	3.04%	08/15/28 (c)(d)	200,000	187,354
RB Series 2002A	3.26%	08/15/29 (c)(d)	225,000	203,535
RB Series 2002A	3.61%	08/15/30 (c)(d)	100,000	87,256
Refunding RB Series 2020A	5.00%	08/15/39 (a)	85,000	89,452
Refunding RB Series 2020A	3.00%	08/15/40 (a)	395,000	345,529
Refunding RB Series 2024A	5.00%	08/15/32	305,000	340,012
Refunding RB Series 2024A	5.00%	08/15/35 (a)	150,000	168,679
Refunding RB Series 2024A	5.00%	08/15/37 (a)	55,000	60,949
Refunding RB Series 2024C	5.00%	08/15/31	55,000	60,527
Refunding RB Series 2024C	5.00%	08/15/32	1,000,000	1,113,016
Refunding RB Series 2024C	5.00%	08/15/33	555,000	623,363
Refunding RB Series 2024C	5.00%	08/15/34	1,265,000	1,430,056
Refunding RB Series 2024C	5.00%	08/15/36 (a)	1,575,000	1,753,720
Refunding RB Series 2024C	5.00%	08/15/38 (a)	135,000	148,533
Refunding RB Series 2024C	5.00%	08/15/39 (a)	405,000	443,125
Refunding RB Series 2024C	5.00%	08/15/40 (a)	250,000	272,374
Refunding RB Series 2024C	5.00%	08/15/41 (a)	1,100,000	1,195,033
Refunding RB Series 2024C	5.00%	08/15/42 (a)	800,000	866,547
Chambers County Justice Center Public Facilities Corp.
RB Series 2024	5.50%	06/01/55 (a)	325,000	342,328
City of Austin Airport System Revenue
RB Series 2017A	5.00%	11/15/46 (a)	150,000	150,519
RB Series 2026A	5.00%	11/15/56 (a)	2,000,000	2,081,123
City of Austin Electric Utility Revenue
RB Series 2019B	5.00%	11/15/44 (a)	225,000	233,472
RB Series 2024	5.00%	11/15/54 (a)	630,000	655,731
Refunding RB Series 2020A	5.00%	11/15/50 (a)	200,000	205,577
Refunding RB Series 2023	5.00%	11/15/48 (a)	640,000	671,701
Refunding RB Series 2025	5.00%	11/15/50 (a)	810,000	853,807
Refunding RB Series 2025	5.00%	11/15/55 (a)	1,255,000	1,309,364
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Austin Water & Wastewater System Revenue
Refunding RB Series 2016	5.00%	11/15/45 (a)	25,000	25,111
Refunding RB Series 2022	5.00%	11/15/28	260,000	275,068
Refunding RB Series 2022	5.00%	11/15/52 (a)	100,000	103,808
City of Corpus Christi Utility System Revenue
Refunding RB Series 2024	5.00%	07/15/49 (a)	1,000,000	1,035,944
City of Dallas
Refunding GO Bonds Series 2017	3.00%	02/15/33 (a)(c)	980,000	972,020
Refunding GO Bonds Series 2017	3.13%	02/15/35 (a)(c)	100,000	97,881
Refunding GO Bonds Series 2017	3.25%	02/15/37 (a)(c)	1,240,000	1,176,924
Refunding GO Bonds Series 2023A	5.00%	02/15/29	80,000	84,865
City of Dallas Waterworks & Sewer System Revenue
RB Series 2018C	4.00%	10/01/43 (a)	500,000	500,539
RB Series 2021C	3.00%	10/01/46 (a)	205,000	163,754
RB Series 2023A	4.00%	10/01/52 (a)	475,000	444,729
RB Series 2024	4.00%	10/01/49 (a)	440,000	417,865
RB Series 2024	4.13%	10/01/54 (a)	425,000	403,403
Refunding RB Series 2016A	5.00%	10/01/30 (a)	85,000	85,502
City of El Paso
GO Bonds Series 2016	4.00%	08/15/42 (a)	330,000	329,134
GO Bonds Series 2016	4.00%	08/15/42 (a)(b)	5,000	5,007
GO Bonds Series 2016	4.00%	08/15/42 (a)(c)	245,000	242,922
GO Bonds Series 2021B	4.00%	08/15/47 (a)	200,000	186,972
City of El Paso Water & Sewer Revenue
RB Series 2022	5.00%	03/01/49	1,000,000	1,099,413
RB Series 2022	5.00%	03/01/52 (a)	50,000	51,292
RB Series 2022A	4.00%	03/01/44 (a)	200,000	196,319
RB Series 2023	5.25%	03/01/49 (a)	60,000	63,485
Refunding RB Series 2025	4.00%	03/01/50 (a)	250,000	231,200
City of Fort Worth Water & Sewer System Revenue
RB Series 2023	4.25%	02/15/53 (a)	80,000	76,917
City of Georgetown Utility System Revenue
RB Series 2022	5.00%	08/15/42 (a)(c)	100,000	106,158
RB Series 2022	4.25%	08/15/47 (a)(c)	50,000	49,105
City of Houston
GO Bonds Series 2023A	5.00%	03/01/34 (a)	200,000	222,960
GO Bonds Series 2023A	5.25%	03/01/42 (a)	550,000	602,348
GO Bonds Series 2024A	5.00%	03/01/44 (a)	250,000	270,103
GO Bonds Series 2024A	5.25%	03/01/49 (a)	1,700,000	1,821,664
GO Bonds Series 2024A	4.13%	03/01/51 (a)	450,000	419,656
GO Bonds Series 2025	5.00%	03/01/33	500,000	559,756
Refunding GO Bonds Series 2016A	5.00%	03/01/27 (a)	120,000	120,241
Refunding GO Bonds Series 2017A	5.00%	03/01/28 (a)	295,000	300,021
Refunding GO Bonds Series 2017A	5.00%	03/01/29 (a)	250,000	253,918
Refunding GO Bonds Series 2019A	5.00%	03/01/28	375,000	390,849
Refunding GO Bonds Series 2019A	5.00%	03/01/29	505,000	535,907
Refunding GO Bonds Series 2019A	5.00%	03/01/30 (a)	100,000	105,899
City of Houston Airport System Revenue
Refunding RB Series 2018B	5.00%	07/01/29 (a)	550,000	575,438
Refunding RB Series 2018D	5.00%	07/01/37 (a)	130,000	134,644
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2018D	5.00%	07/01/38 (a)	250,000	258,569
Refunding RB Series 2023B	5.00%	07/01/32 (c)	310,000	346,241
City of Houston Combined Utility System Revenue
RB Series 1998A	3.08%	12/01/28 (b)(c)(d)	110,000	102,782
RB Series 2019B	4.00%	11/15/44 (a)	150,000	146,942
RB Series 2019B	5.00%	11/15/49 (a)	100,000	102,727
Refunding RB Series 2016B	4.00%	11/15/31 (a)	95,000	95,238
Refunding RB Series 2016B	5.00%	11/15/36 (a)	30,000	30,209
Refunding RB Series 2016B	4.00%	11/15/37 (a)	380,000	380,043
Refunding RB Series 2017B	5.00%	11/15/42 (a)	125,000	126,945
Refunding RB Series 2017B	4.00%	11/15/47 (a)	500,000	466,683
Refunding RB Series 2019A	5.00%	11/15/32 (a)	220,000	238,688
Refunding RB Series 2019A	5.00%	11/15/33 (a)	250,000	270,445
Refunding RB Series 2020C	4.00%	11/15/43 (a)	250,000	245,098
Refunding RB Series 2020C	4.00%	11/15/49 (a)	1,090,000	1,006,294
Refunding RB Series 2021A	4.00%	11/15/46 (a)	200,000	191,505
Refunding RB Series 2024A	5.00%	11/15/27	105,000	108,672
Refunding RB Series 2024A	5.00%	11/15/29	375,000	403,810
Refunding RB Series 2024A	5.00%	11/15/32	125,000	140,124
Refunding RB Series 2024A	5.00%	11/15/33	40,000	45,312
Refunding RB Series 2024A	5.00%	11/15/34 (a)	730,000	828,139
Refunding RB Series 2024A	5.00%	11/15/35 (a)	260,000	293,399
Refunding RB Series 2024A	5.00%	11/15/36 (a)	335,000	375,841
Refunding RB Series 2024A	5.25%	11/15/49 (a)	275,000	295,433
Refunding RB Series 2024A	5.25%	11/15/54 (a)	340,000	359,255
City of Houston Hotel Occupancy Tax & Special Revenue
Refunding RB Series 2026C	5.00%	09/01/39 (a)	1,540,000	1,705,175
Refunding RB Series 2026C	5.17%	09/01/49 (a)(d)	1,000,000	317,960
Refunding RB Series 2026C	5.25%	09/01/51 (a)	375,000	399,253
Refunding RB Series 2026C	5.50%	09/01/58 (a)	650,000	704,654
City of Hutto
GO Bonds Series 2024	4.13%	08/01/49 (a)(c)	250,000	239,332
GO Bonds Series 2024	4.25%	08/01/54 (a)(c)	245,000	232,704
City of Lubbock Electric Light & Power System Revenue
RB Series 2021	4.00%	04/15/46 (a)	60,000	57,610
RB Series 2021	4.00%	04/15/51 (a)	250,000	226,701
City of New Braunfels Utility System Revenue
Refunding RB Series 2024	4.00%	07/01/55 (a)	295,000	266,059
Refunding RB Series 2026	5.00%	07/01/52 (a)	155,000	163,710
City of Pflugerville
GO Bonds Series 2023	4.00%	08/01/49 (a)	250,000	231,764
GO Bonds Series 2023	5.00%	08/01/53 (a)	1,600,000	1,653,349
City of San Antonio Electric & Gas Systems Revenue
RB Series 2020	5.00%	02/01/49 (a)	415,000	424,340
RB Series 2021A	5.00%	02/01/46 (a)	1,600,000	1,667,407
RB Series 2023A	5.25%	02/01/42 (a)	5,000	5,497
RB Series 2023A	5.25%	02/01/46 (a)	105,000	112,859
RB Series 2023A	5.50%	02/01/50 (a)	750,000	806,282
RB Series 2024A	5.00%	02/01/42 (a)	255,000	278,430
RB Series 2024A	5.25%	02/01/43 (a)	340,000	376,220
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2024A	5.25%	02/01/44 (a)	1,350,000	1,485,704
RB Series 2024A	5.25%	02/01/49 (a)	490,000	522,716
RB Series 2024C	5.00%	02/01/54 (a)	250,000	258,856
RB Series 2024E	5.25%	02/01/49 (a)	385,000	412,026
Refunding RB Series 2016	5.00%	02/01/27 (a)	40,000	40,079
Refunding RB Series 2016	5.00%	02/01/29 (a)	150,000	150,286
Refunding RB Series 2016	5.00%	02/01/30 (a)	10,000	10,018
Refunding RB Series 2017	4.00%	02/01/47 (a)	810,000	776,211
Refunding RB Series 2018	5.00%	02/01/27	50,000	50,724
Refunding RB Series 2018	5.00%	02/01/28	895,000	931,420
Refunding RB Series 2019	5.00%	02/01/34 (a)	265,000	282,269
Refunding RB Series 2019	5.00%	02/01/35 (a)	170,000	180,630
Refunding RB Series 2019	5.00%	02/01/36 (a)	110,000	116,564
Refunding RB Series 2019	3.00%	02/01/37 (a)	95,000	88,689
Refunding RB Series 2024B	5.00%	02/01/40 (a)	1,000,000	1,103,294
Refunding RB Series 2024B	5.25%	02/01/49 (a)	265,000	282,693
Refunding RB Series 2026A	5.00%	02/01/33	750,000	845,130
Refunding RB Series 2026A	5.00%	02/01/34	280,000	318,842
Refunding RB Series 2026A	5.00%	02/01/39 (a)	3,500,000	3,943,639
City of Seguin
GO Bonds Series 2024	5.25%	09/01/58 (a)	200,000	209,197
GO Bonds Series 2025	5.50%	09/01/59 (a)	1,000,000	1,078,158
City of Waco
GO Bonds Series 2024A	5.00%	02/01/49 (a)	350,000	367,681
Cleburne Independent School District
GO Bonds Series 2016	5.00%	02/15/41 (a)(c)	25,000	25,012
Comal Independent School District
GO Bonds Series 2022	4.00%	02/01/43 (a)(c)	1,000,000	994,664
GO Bonds Series 2022	2.63%	02/01/47 (a)(c)	100,000	74,207
GO Bonds Series 2025	5.00%	02/01/48 (a)(c)	2,500,000	2,654,639
Refunding GO Bonds Series 2024	3.00%	02/15/39 (a)(c)	370,000	344,619
Conroe Independent School District
GO Bonds Series 2022A	4.00%	02/15/47 (a)(c)	1,000,000	958,641
GO Bonds Series 2024	5.00%	02/15/37 (a)(c)	205,000	230,753
GO Bonds Series 2024	5.00%	02/15/38 (a)(c)	100,000	111,974
GO Bonds Series 2024	5.00%	02/15/39 (a)(c)	355,000	395,604
GO Bonds Series 2024	5.00%	02/15/41 (a)(c)	365,000	402,589
GO Bonds Series 2024	5.00%	02/15/43 (a)(c)	75,000	82,032
GO Bonds Series 2025	5.00%	02/15/40 (a)(c)	105,000	117,389
GO Bonds Series 2025	5.00%	02/15/42 (a)(c)	260,000	287,158
Corsicana Independent School District
GO Bonds Series 2026	5.00%	02/15/56 (a)	290,000	304,098
County of Bexar
Refunding GO Bonds Series 2017	4.00%	06/15/41 (a)	220,000	218,510
County of Ector
GO Bonds Series 2024	5.00%	02/15/50 (a)	300,000	315,056
County of Fort Bend
GO Bonds Series 2023	5.25%	03/01/53 (a)	35,000	37,195
County of Fort Bend Toll Road Revenue
Refunding RB Series 2025	5.25%	03/01/55 (a)	350,000	369,775
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
County of Harris
GO Bonds Series 2023A	4.25%	09/15/48 (a)	1,375,000	1,373,583
GO Bonds Series 2023A	5.00%	09/15/48 (a)	250,000	262,629
GO Bonds Series 2024	4.00%	09/15/49 (a)	50,000	47,302
GO Bonds Series 2024	5.00%	09/15/54 (a)	400,000	416,708
Refunding GO Bonds Series 2022A	5.00%	10/01/26	115,000	115,681
Refunding GO Bonds Series 2024A	5.00%	09/15/54 (a)	1,000,000	1,041,771
Refunding GO Bonds Series 2025A	5.00%	09/15/27	275,000	283,568
Toll Road Revenue Refunding RB Series 2016A	5.00%	08/15/30 (a)	45,000	45,106
Toll Road Revenue Refunding RB Series 2016A	5.00%	08/15/33 (a)	100,000	100,210
Toll Road Revenue Refunding RB Series 2016A	5.00%	08/15/41 (a)	250,000	250,310
Toll Road Revenue Refunding RB Series 2016A	5.00%	08/15/47 (a)	25,000	25,021
County of Harris Toll Road Revenue
RB Series 2024A	5.00%	08/15/36 (a)	375,000	423,230
RB Series 2024A	5.00%	08/15/39 (a)	180,000	199,748
RB Series 2024A	4.00%	08/15/41 (a)	440,000	442,352
RB Series 2024A	4.00%	08/15/42 (a)	715,000	716,354
RB Series 2024A	5.00%	08/15/44 (a)	500,000	543,402
RB Series 2024A	4.00%	08/15/49 (a)	200,000	185,304
RB Series 2024A	4.00%	08/15/54 (a)	1,400,000	1,260,072
RB Series 2024A	5.25%	08/15/54 (a)	985,000	1,044,665
Refunding RB Series 2018A	5.00%	08/15/31 (a)	505,000	523,173
Refunding RB Series 2018A	5.00%	08/15/32 (a)	345,000	356,905
Refunding RB Series 2018A	4.00%	08/15/48 (a)	810,000	754,851
Refunding RB Series 2021	3.00%	08/15/50 (a)	1,000,000	734,645
Refunding RB Series 2021	4.00%	08/15/50 (a)	95,000	87,093
Refunding RB Series 2022A	5.00%	08/15/29	300,000	321,528
Refunding RB Series 2022A	5.00%	08/15/33 (a)	100,000	111,394
Refunding RB Series 2025A	4.50%	08/15/55 (a)	1,195,000	1,175,896
County of Hays
GO Bonds Series 2026	4.50%	02/15/51 (a)	250,000	248,427
County of Hidalgo
GO Bonds Series 2018A	4.00%	08/15/43 (a)	200,000	198,646
County of Williamson
GO Bonds Series 2024	5.00%	02/15/29	2,000,000	2,125,809
GO Bonds Series 2024	5.00%	02/15/30	250,000	270,718
Crowley Independent School District
GO Bonds Series 2023	5.00%	02/01/48 (a)(c)	280,000	292,659
GO Bonds Series 2023	4.25%	02/01/53 (a)(c)	600,000	586,046
GO Bonds Series 2023	5.25%	02/01/53 (a)(c)	2,250,000	2,362,802
GO Bonds Series 2024	5.00%	02/01/49 (a)(c)	185,000	193,631
GO Bonds Series 2025	5.25%	02/01/56 (a)(c)	1,200,000	1,272,214
Cypress-Fairbanks Independent School District
GO Bonds Series 2019A	4.00%	02/15/44 (a)(c)	140,000	140,056
GO Bonds Series 2023	4.00%	02/15/43 (a)(c)	1,500,000	1,502,302
GO Bonds Series 2023	4.00%	02/15/48 (a)(c)	150,000	143,434
GO Bonds Series 2024B	4.00%	02/15/49 (a)(c)	400,000	379,500
Refunding GO Bonds Series 2023A	5.00%	02/15/27 (c)	120,000	121,833
Refunding GO Bonds Series 2025	5.00%	02/15/30 (c)	230,000	248,545
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2025	5.00%	02/15/32 (c)	110,000	122,558
Refunding GO Bonds Series 2025	5.00%	02/15/34 (c)	1,250,000	1,423,933
Dallas Area Rapid Transit
Refunding RB Series 2007	5.25%	12/01/28 (c)	160,000	169,938
Refunding RB Series 2007	5.25%	12/01/30 (c)	515,000	567,288
Refunding RB Series 2007	5.25%	12/01/31 (c)	40,000	44,716
Refunding RB Series 2019	5.00%	12/01/29	80,000	86,051
Refunding RB Series 2019	5.00%	12/01/31 (a)	325,000	347,227
Refunding RB Series 2019	5.00%	12/01/34 (a)	275,000	291,646
Refunding RB Series 2021B	3.00%	12/01/47 (a)	200,000	156,551
Refunding RB Series 2021B	5.00%	12/01/47 (a)	2,910,000	3,014,955
Refunding RB Series 2021B	4.00%	12/01/51 (a)	750,000	686,608
Dallas Fort Worth International Airport
RB Series 2024	5.00%	11/01/36 (a)	470,000	531,459
RB Series 2024	5.00%	11/01/38 (a)	130,000	145,178
RB Series 2024	5.00%	11/01/40 (a)	350,000	386,344
RB Series 2024	5.00%	11/01/42 (a)	250,000	273,394
RB Series 2024	5.25%	11/01/48 (a)	3,590,000	3,855,753
RB Series 2024	4.00%	11/01/49 (a)	390,000	363,038
RB Series 2025B	5.25%	11/01/50 (a)	1,000,000	1,066,428
RB Series 2025B	5.25%	11/01/56 (a)	1,000,000	1,056,920
Refunding RB Series 2020	5.00%	11/01/33 (a)	130,000	140,895
Refunding RB Series 2020	4.00%	11/01/34 (a)	100,000	102,839
Refunding RB Series 2020A	5.00%	11/01/26	175,000	176,366
Refunding RB Series 2020A	5.00%	11/01/27	550,000	568,476
Refunding RB Series 2020A	5.00%	11/01/28	300,000	316,531
Refunding RB Series 2020A	5.00%	11/01/30	215,000	234,828
Refunding RB Series 2020A	5.00%	11/01/33 (a)	210,000	227,600
Refunding RB Series 2020A	4.00%	11/01/34 (a)	50,000	51,420
Refunding RB Series 2020A	4.00%	11/01/35 (a)	75,000	76,889
Refunding RB Series 2021A	4.00%	11/01/46 (a)	55,000	52,912
Refunding RB Series 2021B	4.00%	11/01/45 (a)	375,000	364,427
Refunding RB Series 2022B	5.00%	11/01/31	50,000	55,406
Refunding RB Series 2022B	5.00%	11/01/33 (a)	30,000	33,573
Refunding RB Series 2022B	4.00%	11/01/41 (a)	755,000	761,736
Refunding RB Series 2022B	4.00%	11/01/42 (a)	180,000	181,145
Refunding RB Series 2022B	4.00%	11/01/45 (a)	530,000	518,489
Refunding RB Series 2023B	5.00%	11/01/29	200,000	215,049
Refunding RB Series 2023B	5.00%	11/01/31	285,000	315,817
Refunding RB Series 2023B	5.00%	11/01/33	350,000	397,344
Dallas Independent School District
GO Bonds Series 2016A	3.00%	02/15/35 (a)(c)	340,000	333,511
GO Bonds Series 2016A	3.00%	02/15/36 (a)(c)	500,000	484,590
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	1,000,000	1,045,794
GO Bonds Series 2023	4.00%	02/15/53 (a)	1,000,000	924,417
GO Bonds Series 2024	5.00%	02/15/49 (a)(c)	510,000	533,513
GO Bonds Series 2025C	5.00%	02/15/28 (c)	250,000	260,130
GO Bonds Series 2025C	5.00%	02/15/29 (c)	425,000	452,153
GO Bonds Series 2025C	5.00%	02/15/33 (c)	205,000	231,338
GO Bonds Series 2026A	5.00%	02/15/39 (a)(c)	2,000,000	2,238,836
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2026A	5.00%	02/15/40 (a)(c)	1,000,000	1,114,034
GO Bonds Series 2026A	5.00%	02/15/42 (a)(c)	3,000,000	3,304,006
GO Bonds Series 2026A	5.00%	02/15/43 (a)(c)	3,000,000	3,298,843
GO Bonds Series 2026A	4.38%	02/15/56 (a)(c)	425,000	423,634
Refunding GO Bonds Series 2025B	5.00%	02/15/29 (c)	500,000	531,945
Del Valle Independent School District
GO Bonds Series 2022	4.00%	06/15/47 (a)(c)	1,640,000	1,551,348
Denison Independent School District
Refunding GO Bonds Series 2023	4.00%	08/01/53 (a)(c)	520,000	484,136
Denton Independent School District
GO Bonds Series 2018	5.00%	08/15/48 (a)(c)	50,000	50,436
GO Bonds Series 2020	2.00%	08/15/48 (a)(c)	235,000	146,335
GO Bonds Series 2023	5.00%	08/15/36 (a)(c)	100,000	112,052
GO Bonds Series 2023	5.00%	08/15/39 (a)(c)	315,000	347,159
GO Bonds Series 2023	5.00%	08/15/40 (a)(c)	180,000	197,560
GO Bonds Series 2023	5.00%	08/15/42 (a)(c)	470,000	512,152
GO Bonds Series 2023	5.00%	08/15/48 (a)(c)	1,000,000	1,051,081
GO Bonds Series 2023	5.00%	08/15/53 (a)(c)	600,000	623,958
Duncanville Independent School District
GO Bonds Series 2024	5.00%	02/15/49 (a)(c)	100,000	104,258
Eagle Mountain & Saginaw Independent School District
GO Bonds Series 2021	3.00%	08/15/46 (a)(c)	25,000	19,847
GO Bonds Series 2024	4.00%	08/15/54 (a)(c)	1,500,000	1,380,592
East Montgomery County Improvement District Sales Tax Revenue
RB Series 2024	5.25%	08/15/49 (a)	1,000,000	1,064,818
RB Series 2024	4.25%	08/15/54 (a)	500,000	468,803
El Paso Independent School District
GO Bonds Series 2019	4.00%	08/15/43 (a)(c)	70,000	70,012
Flour Bluff Independent School District
GO Bonds Series 2025	5.25%	08/15/55 (a)(c)	820,000	870,454
Forney Independent School District
GO Bonds Series 2022B	4.00%	08/15/47 (a)(c)	350,000	331,797
GO Bonds Series 2023	5.00%	08/15/48 (a)(c)	200,000	208,406
Fort Bend County Texas Public Facility Corp.
RB Series 2023	5.00%	03/01/53 (a)	100,000	103,124
Fort Bend Independent School District
Refunding GO Bonds Series 2026A	4.50%	08/15/56 (a)(c)	2,000,000	2,002,339
Fort Worth Independent School District
GO Bonds Series 2023	4.00%	02/15/48 (a)(c)	740,000	705,605
Friendswood Independent School District
GO Bonds Series 2021	2.00%	02/15/51 (a)(c)	50,000	29,429
Frisco Independent School District
Refunding GO Bonds Series 2019	5.00%	08/15/36 (a)(c)	170,000	178,077
Galveston Independent School District
GO Bonds Series 2022	4.00%	02/01/47 (a)(c)	1,430,000	1,371,784
Garland Independent School District
GO Bonds Series 2023A	5.00%	02/15/32 (c)	1,000,000	1,116,366
GO Bonds Series 2023A	5.00%	02/15/35 (a)(c)	405,000	451,016
GO Bonds Series 2023A	5.00%	02/15/38 (a)(c)	635,000	696,913
GO Bonds Series 2023A	5.00%	02/15/40 (a)(c)	10,000	10,911
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2023A	5.00%	02/15/41 (a)(c)	150,000	162,810
GO Bonds Series 2023A	5.00%	02/15/42 (a)(c)	110,000	118,926
GO Bonds Series 2023A	5.00%	02/15/43 (a)(c)	25,000	26,934
Georgetown Independent School District
GO Bonds Series 2023	4.13%	08/15/47 (a)(c)	150,000	146,382
GO Bonds Series 2024	4.50%	02/15/49 (a)(c)	200,000	201,813
GO Bonds Series 2024	5.00%	02/15/54 (a)(c)	200,000	208,913
Refunding GO Bonds Series 2025	5.25%	02/15/55 (a)(c)	270,000	287,727
Grand Parkway Transportation Corp.
RB Series 2018A	5.00%	10/01/35 (a)	200,000	206,712
RB Series 2018A	5.00%	10/01/36 (a)	500,000	516,285
RB Series 2018A	5.00%	10/01/43 (a)	1,475,000	1,512,049
Refunding RB Series 2020C	4.00%	10/01/45 (a)	1,610,000	1,552,690
Refunding RB Series 2020C	4.00%	10/01/49 (a)	1,920,000	1,757,587
Refunding RB Series 2020C	3.00%	10/01/50 (a)	150,000	109,246
Grayson County Junior College District
GO Bonds Series 2024	4.00%	02/15/49 (a)	125,000	118,091
Greater Texas Cultural Education Facilities Finance Corp.
Texas Biomedical Research Institute RB Series 2024A	5.25%	06/01/54 (a)	490,000	486,329
Greater Texoma Utility Authority
City of Sherman Water & Sewer System Revenue RB Series 2023	5.00%	10/01/48 (a)(c)	150,000	154,675
City of Sherman Water & Sewer System Revenue RB Series 2023	4.25%	10/01/53 (a)(c)	750,000	699,261
City of Sherman Water & Sewer System Revenue RB Series 2023A	4.38%	10/01/53 (a)	1,000,000	954,419
City of Sherman Water & Sewer System Revenue RB Series 2024R	5.00%	10/01/49 (a)(c)	200,000	206,868
Greenville Independent School District
GO Bonds Series 2026	4.50%	02/15/56 (a)(c)	200,000	202,106
Greenwood Independent School District
GO Bonds Series 2024	5.00%	02/15/49 (a)(c)	30,000	31,172
GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	150,000	136,199
Harris County Cultural Education Facilities Finance Corp.
Baylor College of Medicine Obligated Group RB Series 2024A	5.00%	05/15/29 (a)	210,000	220,643
Harris County Flood Control District
GO Bonds Series 2020A	4.00%	10/01/45 (a)	990,000	971,332
GO Bonds Series 2022A	4.25%	10/01/47 (a)	500,000	498,636
GO Bonds Series 2023A	4.00%	09/15/48 (a)	715,000	677,914
Harris County Hospital District
GO Bonds Series 2025	5.00%	02/15/55 (a)	670,000	694,885
GO Bonds Series 2026	5.00%	02/15/51 (a)	1,000,000	1,054,032
Harris County-Houston Sports Authority
Refunding RB Series 2024A	5.00%	11/15/26	100,000	100,792
Refunding RB Series 2024A	5.00%	11/15/28	250,000	263,069
Refunding RB Series 2024A	5.00%	11/15/29	155,000	165,975
Refunding RB Series 2024A	5.00%	11/15/38 (a)	530,000	585,690
Hays Consolidated Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	150,000	155,648
GO Bonds Series 2025	5.25%	02/15/50 (a)(c)	1,500,000	1,605,374
Highland Park Independent School District/Dallas County
Refunding GO Bonds Series 2024	5.00%	02/15/33 (c)	3,000,000	3,381,569
Houston Higher Education Finance Corp.
William Marsh Rice University RB Series 2024	5.00%	05/15/34	975,000	1,116,950
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Houston Independent School District
GO Bonds Series 2017	4.00%	02/15/42 (a)(b)(c)	10,000	10,087
Refunding GO Bonds Series 2017	5.00%	02/15/28 (a)(c)	185,000	187,942
Refunding GO Bonds Series 2017	4.00%	02/15/42 (a)(c)	40,000	39,521
Refunding GO Bonds Series 2026	5.00%	02/15/27 (c)	1,000,000	1,015,277
Humble Independent School District
GO Bonds Series 2022	5.00%	02/15/47 (a)(c)	140,000	146,572
Hurst-Euless-Bedford Independent School District
GO Bonds Series 2024	5.00%	08/15/43 (a)(c)	160,000	175,320
GO Bonds Series 2024	4.00%	08/15/50 (a)(c)	3,110,000	2,941,108
Hutto Independent School District
GO Bonds Series 2023	5.00%	08/01/48 (a)(c)	20,000	21,019
GO Bonds Series 2024	5.00%	08/01/49 (a)(c)	85,000	89,178
Irving Independent School District
GO Bonds Series 2023	5.00%	02/15/41 (a)(c)	180,000	195,674
GO Bonds Series 2025	4.50%	02/15/44 (a)	1,000,000	1,033,741
Judson Independent School District
GO Bonds Series 2024	4.00%	02/01/49 (a)(c)	445,000	422,311
GO Bonds Series 2024	5.00%	02/01/49 (a)(c)	110,000	115,860
GO Bonds Series 2024	4.00%	02/01/53 (a)(c)	85,000	78,582
Katy Independent School District
GO Bonds Series 2017	4.00%	02/15/47 (a)(c)	600,000	575,184
GO Bonds Series 2020	4.00%	02/15/45 (a)(c)	1,520,000	1,499,437
GO Bonds Series 2022	4.00%	02/15/52 (a)(c)	500,000	463,779
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	200,000	209,876
GO Bonds Series 2025	5.00%	02/15/28 (c)	1,000,000	1,040,683
Keller Independent School District
GO Bonds Series 2020	4.00%	02/15/44 (a)(c)	750,000	746,006
GO Bonds Series 2020	4.00%	02/15/47 (a)(c)	115,000	110,244
Klein Independent School District
GO Bonds Series 2022	4.00%	08/01/47 (a)(c)	100,000	95,906
Lake Travis Independent School District
GO Bonds Series 2023	4.00%	02/15/48 (a)	500,000	488,957
Lamar Consolidated Independent School District
GO Bonds Series 2018	4.00%	02/15/50 (a)(c)	880,000	828,503
GO Bonds Series 2021	3.00%	02/15/56 (a)(c)	200,000	142,973
GO Bonds Series 2022	4.00%	02/15/62 (a)(c)	200,000	181,503
GO Bonds Series 2023	4.00%	02/15/48 (a)	715,000	675,761
GO Bonds Series 2023	4.00%	02/15/53 (a)	100,000	91,419
GO Bonds Series 2023	5.50%	02/15/58 (a)(c)	540,000	575,326
GO Bonds Series 2023A	4.00%	02/15/48 (a)(c)	1,000,000	952,170
GO Bonds Series 2023A	5.00%	02/15/53 (a)(c)	140,000	144,973
GO Bonds Series 2023A	5.00%	02/15/58 (a)(c)	1,000,000	1,030,912
Refunding GO Bonds Series 2024	5.00%	02/15/49 (a)(c)	185,000	195,492
Refunding GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	525,000	483,643
Refunding GO Bonds Series 2024A	4.00%	02/15/44 (a)(c)	1,150,000	1,139,581
Leander Independent School District
Refunding GO Bonds Series 2016A	4.35%	08/16/42 (a)(c)(d)	545,000	271,222
Refunding GO Bonds Series 2025A	5.00%	08/15/36 (a)(c)	150,000	172,371
Refunding GO Bonds Series 2025A	5.00%	08/15/55 (a)(c)	800,000	833,077
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Lewisville Independent School District
GO Bonds Series 2024	5.00%	08/15/29 (c)	455,000	487,572
GO Bonds Series 2024	5.00%	08/15/36 (a)(c)	315,000	352,750
GO Bonds Series 2024	5.00%	08/15/39 (a)(c)	1,490,000	1,642,116
GO Bonds Series 2024	5.00%	08/15/40 (a)(c)	45,000	49,331
Lower Colorado River Authority
Refunding RB Series 2025A	5.00%	05/15/31	500,000	549,229
Transmission Services Corp. RB Series 2019A	4.00%	05/15/49 (a)	80,000	72,351
Transmission Services Corp. RB Series 2020A	5.00%	05/15/50 (a)	100,000	102,001
Transmission Services Corp. RB Series 2021A	5.00%	05/15/46 (a)	1,000,000	1,037,583
Transmission Services Corp. RB Series 2021A	5.00%	05/15/51 (a)	240,000	245,686
Transmission Services Corp. RB Series 2024A	5.00%	05/15/54 (a)	1,000,000	1,036,134
Transmission Services Corp. Refunding RB Series 2018	5.00%	05/15/43 (a)	45,000	45,993
Transmission Services Corp. Refunding RB Series 2018	5.00%	05/15/48 (a)	150,000	151,814
Transmission Services Corp. Refunding RB Series 2022	5.00%	05/15/47 (a)	155,000	160,117
Transmission Services Corp. Refunding RB Series 2023	5.50%	05/15/48 (a)(c)	500,000	536,773
Transmission Services Corp. Refunding RB Series 2023A	5.00%	05/15/27 (c)	75,000	76,642
Transmission Services Corp. Refunding RB Series 2023A	5.00%	05/15/30 (c)	135,000	146,442
Transmission Services Corp. Refunding RB Series 2023A	5.00%	05/15/33	60,000	67,428
Transmission Services Corp. Refunding RB Series 2023A	5.25%	05/15/48 (a)	2,100,000	2,219,048
Transmission Services Corp. Refunding RB Series 2023A	5.25%	05/15/53 (a)(c)	250,000	262,753
Transmission Services Corp. Refunding RB Series 2024	5.00%	05/15/49 (a)(c)	250,000	259,955
Transmission Services Corp. Refunding RB Series 2024	5.25%	05/15/54 (a)(c)	815,000	855,160
Transmission Services Corp. Refunding RB Series 2026	5.25%	05/15/56 (a)	500,000	527,192
Lubbock Independent School District
GO Bonds Series 2025	4.50%	02/15/55 (a)(c)	255,000	254,481
Mabank Independent School District
Refunding GO Bonds Series 2024	4.00%	08/15/49 (a)(c)	250,000	235,765
Magnolia Independent School District
GO Bonds Series 2023	4.00%	08/15/47 (a)	1,090,000	1,044,809
Manor Independent School District
GO Bonds Series 2020	3.00%	08/01/50 (a)(c)	150,000	111,533
Mansfield Independent School District
GO Bonds Series 2019A	4.00%	02/15/44 (a)(c)	500,000	491,762
GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	500,000	472,311
GO Bonds Series 2025	5.00%	02/15/50 (a)(c)	750,000	792,607
Medina Valley Independent School District
GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	1,600,000	1,481,410
GO Bonds Series 2025	5.25%	02/15/55 (a)(c)	1,000,000	1,069,368
Melissa Independent School District
GO Bonds Series 2024	4.00%	02/01/49 (a)(c)	300,000	281,011
Mesquite Independent School District
Refunding GO Bonds Series 2025	5.25%	08/15/52 (a)(c)	1,000,000	1,077,444
Midland County Fresh Water Supply District No. 1
RB Series 2012A	2.41%	09/15/34 (a)(b)(d)	1,000,000	696,895
Midland Independent School District
GO Bonds Series 2024	4.00%	02/15/43 (a)(c)	100,000	100,537
GO Bonds Series 2024	5.00%	02/15/50 (a)(b)(c)	15,000	15,588
GO Bonds Series 2024	5.00%	02/15/50 (a)(b)(c)	50,000	51,962
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2024	5.00%	02/15/50 (a)(c)	85,000	86,122
GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	720,000	664,352
Montgomery Independent School District
GO Bonds Series 2023	4.00%	02/15/48 (a)(c)	280,000	266,986
GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	1,010,000	933,661
New Caney Independent School District
GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	630,000	597,713
GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	325,000	299,398
Refunding GO Bonds Series 2023	5.00%	02/15/53 (a)(c)	125,000	129,805
New Hope Higher Education Finance Corp.
Texas Christian University RB Series 2026A	5.00%	03/15/51 (a)	500,000	521,004
Texas Christian University RB Series 2026A	5.00%	03/15/55 (a)	850,000	882,158
North East Independent School District
Refunding GO Bonds Series 2007	5.25%	02/01/29 (c)	200,000	213,705
North Harris County Regional Water Authority
Refunding RB Series 2016	4.00%	12/15/41 (a)	750,000	750,059
North Texas Municipal Water District
Panther Creek Wastewater System RB Series 2025	5.00%	06/01/55 (a)	2,000,000	2,072,539
North Texas Municipal Water District Water System Revenue
Refunding RB Series 2025	5.00%	09/01/30	275,000	300,018
Refunding RB Series 2025	5.00%	09/01/43 (a)	540,000	595,528
Refunding RB Series 2025	5.00%	09/01/51 (a)	750,000	790,306
Refunding RB Series 2025	5.00%	09/01/55 (a)	1,300,000	1,357,952
North Texas Tollway Authority
Refunding RB Series 2017A	5.00%	01/01/34 (a)	2,500,000	2,525,016
Refunding RB Series 2017A	5.00%	01/01/36 (a)	295,000	297,693
Refunding RB Series 2017A	5.00%	01/01/39 (a)	165,000	168,807
Refunding RB Series 2017A	5.00%	01/01/43 (a)	825,000	841,503
Refunding RB Series 2017A	5.00%	01/01/48 (a)	115,000	116,636
Refunding RB Series 2023B	5.00%	01/01/31	650,000	710,708
Refunding RB Series 2024A	5.00%	01/01/32	100,000	111,084
Refunding RB Series 2024A	5.00%	01/01/34	110,000	124,923
Refunding RB Series 2024A	5.00%	01/01/41 (a)	1,225,000	1,342,004
Refunding RB Series 2024A	5.25%	01/01/42 (a)	110,000	122,359
Refunding RB Series 2024A	5.00%	01/01/45 (a)	215,000	231,299
Refunding RB Series 2024B	5.00%	01/01/30	1,500,000	1,615,736
Refunding RB Series 2024B	5.00%	01/01/31	1,000,000	1,093,397
Refunding RB Series 2024B	5.00%	01/01/32	465,000	514,792
Refunding RB Series 2024B	5.00%	01/01/33	155,000	173,426
Refunding RB Series 2024B	5.00%	01/01/34	100,000	112,778
Refunding RB Series 2024B	5.00%	01/01/37 (a)	315,000	349,116
Tollway System Refunding RB Series 2008D	2.89%	01/01/28 (c)(d)	485,000	465,435
Tollway System Refunding RB Series 2008D	3.35%	01/01/29 (c)(d)	155,000	144,427
Tollway System Refunding RB Series 2008D	2.73%	01/01/30 (c)(d)	860,000	776,379
Tollway System Refunding RB Series 2008D	3.10%	01/01/31 (c)(d)	530,000	462,943
Tollway System Refunding RB Series 2008D	3.62%	01/01/32 (c)(d)	100,000	84,329
Tollway System Refunding RB Series 2008D	3.34%	01/01/34 (c)(d)	945,000	739,398
Tollway System Refunding RB Series 2008D	3.36%	01/01/35 (c)(d)	700,000	525,445
Tollway System Refunding RB Series 2008D	3.68%	01/01/36 (c)(d)	665,000	477,640
Tollway System Refunding RB Series 2008D	3.75%	01/01/38 (c)(d)	1,930,000	1,258,941
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Tollway System Refunding RB Series 2016A	4.00%	01/01/39 (a)	565,000	565,017
Tollway System Refunding RB Series 2017B	5.00%	01/01/32 (a)	480,000	485,181
Tollway System Refunding RB Series 2017B	5.00%	01/01/43 (a)	455,000	458,291
Tollway System Refunding RB Series 2018	5.00%	01/01/48 (a)	300,000	304,354
Tollway System Refunding RB Series 2018	4.25%	01/01/49 (a)	300,000	288,711
Tollway System Refunding RB Series 2019A	4.00%	01/01/37 (a)	125,000	126,017
Tollway System Refunding RB Series 2019A	5.00%	01/01/38 (a)	285,000	296,405
Tollway System Refunding RB Series 2019A	4.00%	01/01/44 (a)	500,000	491,256
Tollway System Refunding RB Series 2019B	5.00%	01/01/27	100,000	101,113
Tollway System Refunding RB Series 2019B	5.00%	01/01/29	100,000	105,856
Tollway System Refunding RB Series 2020A	3.00%	01/01/37 (a)	250,000	235,969
Tollway System Refunding RB Series 2020A	4.00%	01/01/37 (a)	60,000	60,488
Tollway System Refunding RB Series 2020A	3.00%	01/01/38 (a)	50,000	46,334
Tollway System Refunding RB Series 2022A	5.25%	01/01/38 (a)	2,000,000	2,197,992
Tollway System Refunding RB Series 2022A	4.13%	01/01/40 (a)	90,000	91,061
Tollway System Refunding RB Series 2023A	5.00%	01/01/27	1,380,000	1,396,869
Tollway System Refunding RB Series 2025A	5.00%	01/01/28	510,000	529,545
Tollway System Refunding RB Series 2025A	5.00%	01/01/29	485,000	513,884
Tollway System Refunding RB Series 2025A	5.00%	01/01/30	825,000	890,088
Tollway System Refunding RB Series 2025A	5.00%	01/01/39 (a)	1,000,000	1,116,554
Northwest Independent School District
GO Bonds Series 2022A	5.00%	02/15/48 (a)(c)	1,915,000	1,997,807
GO Bonds Series 2023	4.00%	02/15/48 (a)(c)	100,000	95,352
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	4,555,000	4,751,965
GO Bonds Series 2024	5.00%	02/15/49 (a)(c)	310,000	323,745
GO Bonds Series 2024A	5.00%	02/15/49 (a)(c)	10,000	10,443
GO Bonds Series 2025	5.00%	02/15/55 (a)(c)	6,280,000	6,548,200
Refunding GO Bonds Series 2020	4.00%	02/15/45 (a)(c)	735,000	722,237
Pasadena Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	100,000	103,780
GO Bonds Series 2023	4.25%	02/15/53 (a)(c)	200,000	192,605
Pearland Independent School District
Refunding GO Bonds Series 2025	5.00%	02/15/32	200,000	223,052
Permanent University Fund - Texas A&M University System
Refunding RB Series 2025A	5.00%	07/01/31 (c)	350,000	386,195
Refunding RB Series 2025A	5.00%	07/01/32	145,000	161,952
Refunding RB Series 2025A	5.00%	07/01/54 (a)	350,000	367,822
Permanent University Fund - University of Texas System
RB Series 2022A	5.00%	07/01/32 (c)	1,575,000	1,768,359
Refunding RB Series 2007B	5.25%	07/01/26	350,000	350,000
Refunding RB Series 2007B	5.25%	07/01/28 (c)	440,000	463,547
Refunding RB Series 2007B	5.25%	07/01/30	320,000	351,550
Refunding RB Series 2023A	5.00%	07/01/32 (c)	50,000	56,080
Refunding RB Series 2023A	5.00%	07/01/40 (a)(c)	155,000	170,296
Refunding RB Series 2023A	4.00%	07/01/41 (a)(c)	280,000	280,859
Refunding RB Series 2023A	4.13%	07/01/52 (a)	500,000	475,275
Refunding RB Series 2024A	5.00%	07/01/31	325,000	359,890
Refunding RB Series 2024A	5.00%	07/01/35 (a)(c)	100,000	114,050
Refunding RB Series 2024A	5.00%	07/01/36 (a)(c)	435,000	493,247
Refunding RB Series 2024A	5.00%	07/01/37 (a)	3,390,000	3,819,442
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2024A	5.00%	07/01/38 (a)	260,000	291,501
Refunding RB Series 2024A	5.00%	07/01/39 (a)	100,000	111,596
Refunding RB Series 2024B	5.00%	07/01/33	35,000	39,720
Refunding RB Series 2024B	5.00%	07/01/35	205,000	236,944
Refunding RB Series 2024B	5.00%	07/01/36	125,000	145,318
Refunding RB Series 2024B	5.00%	07/01/37 (a)(c)	330,000	371,804
Refunding RB Series 2024B	5.00%	07/01/38 (a)	350,000	392,405
Refunding RB Series 2025A	5.00%	07/01/34	1,000,000	1,146,227
Refunding RB Series 2025A	5.00%	07/01/39	200,000	235,323
Refunding RB Series 2025A	5.00%	07/01/48 (a)	200,000	213,005
Pflugerville Independent School District
GO Bonds Series 2023A	5.00%	02/15/48 (a)	150,000	153,348
Plano Independent School District
GO Bonds Series 2023	5.00%	02/15/34 (a)	230,000	255,296
GO Bonds Series 2023	5.00%	02/15/36 (a)	100,000	110,072
GO Bonds Series 2023	5.00%	02/15/37 (a)	395,000	432,701
GO Bonds Series 2023	5.00%	02/15/41 (a)	100,000	107,831
GO Bonds Series 2023	5.00%	02/15/42 (a)	170,000	182,896
GO Bonds Series 2025	5.00%	02/15/27 (c)	575,000	583,927
GO Bonds Series 2025	5.00%	02/15/29 (c)	355,000	377,402
GO Bonds Series 2025	5.00%	02/15/32 (c)	500,000	556,530
Port Arthur Independent School District
GO Bonds Series 2025	5.00%	02/15/55 (a)	1,500,000	1,569,541
Port Authority of Houston of Harris County Texas
RB Series 2021	5.00%	10/01/51 (a)	200,000	206,492
RB Series 2023	5.00%	10/01/48 (a)	1,500,000	1,570,181
Prosper Independent School District
GO Bonds Series 2022	4.00%	02/15/52 (a)(c)	150,000	139,134
GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	250,000	232,205
GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	2,350,000	2,164,876
GO Bonds Series 2024	4.25%	02/15/54 (a)(c)	905,000	873,436
GO Bonds Series 2024A	4.00%	02/15/49 (a)(c)	300,000	285,455
Refunding GO Bonds Series 2025	4.50%	02/15/55 (a)(c)	1,250,000	1,254,358
Refunding GO Bonds Series 2025	5.25%	02/15/55 (a)(c)	1,000,000	1,070,771
Richardson Independent School District
GO Bonds Series 2021	4.00%	02/15/46 (a)(c)	85,000	82,169
Rockwall Independent School District
GO Bonds Series 2022A	5.00%	02/15/47 (a)(c)	185,000	191,962
GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	1,250,000	1,155,521
Round Rock Independent School District
GO Bonds Series 2025B	4.00%	08/01/44 (a)(c)	595,000	595,581
Refunding GO Bonds Series 2019A	5.00%	08/01/30 (a)(c)	45,000	48,148
Refunding GO Bonds Series 2019A	5.00%	08/01/31 (a)(c)	10,000	10,676
Refunding GO Bonds Series 2019A	4.00%	08/01/32 (a)(c)	250,000	257,708
Royse City Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	120,000	125,428
GO Bonds Series 2023	5.00%	02/15/53 (a)(c)	150,000	155,241
Sabine-Neches Navigation District
GO Bonds Series 2022	4.63%	02/15/47 (a)	35,000	35,350
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Salado Independent School District
GO Bonds Series 2024	4.25%	02/15/54 (a)(c)	250,000	240,130
San Antonio
Water System Sub Lien RB Series 2025D RB Series 2025D	2.90%	07/01/26 (a)(c)(f)	3,280,000	3,280,000
San Antonio Independent School District
GO Bonds Series 2022	5.00%	08/15/47 (a)(c)	1,490,000	1,560,171
San Antonio Public Facilities Corp.
Refunding RB Series 2012	4.00%	09/15/42 (a)	1,150,000	1,119,426
Refunding RB Series 2022	5.00%	09/15/33 (a)	25,000	27,576
Refunding RB Series 2022	5.00%	09/15/34 (a)	150,000	164,889
San Antonio Water System
RB Series 2020C	4.00%	05/15/50 (a)	1,000,000	922,260
RB Series 2022B	5.25%	05/15/52 (a)	500,000	525,775
Refunding RB Series 2016C	5.00%	05/15/34 (a)	155,000	156,114
Refunding RB Series 2018A	5.00%	05/15/48 (a)	75,000	76,177
Refunding RB Series 2023A	5.25%	05/15/48 (a)	500,000	534,482
Refunding RB Series 2025A	5.00%	05/15/35	190,000	218,557
Refunding RB Series 2025A	5.00%	05/15/38 (a)	125,000	140,949
Refunding RB Series 2025A	5.00%	05/15/39 (a)	605,000	678,050
San Jacinto Community College District
GO Bonds Series 2016A	4.00%	02/15/41 (a)	500,000	499,997
GO Bonds Series 2019A	5.00%	02/15/49 (a)	500,000	511,342
Sherman Independent School District
GO Bonds Series 2025	5.00%	02/15/53 (a)(c)	1,000,000	1,046,604
Spring Independent School District
GO Bonds Series 2023	5.00%	08/15/47 (a)	2,000,000	2,103,944
GO Bonds Series 2023	4.00%	08/15/52 (a)	900,000	820,985
Refunding GO Bonds Series 2025	5.25%	08/15/50 (a)(c)	500,000	537,753
Refunding GO Bonds Series 2025	5.25%	08/15/55 (a)(c)	1,000,000	1,065,332
State of Texas
GO Bonds Series 2025E	4.75%	02/01/56 (a)	1,000,000	1,031,615
Refunding GO Bonds Series 2015A	3.30%	10/01/29 (a)	300,000	300,076
Refunding GO Bonds Series 2017A	5.00%	10/01/30 (a)	50,000	51,444
Refunding GO Bonds Series 2017A	5.00%	10/01/33 (a)	600,000	615,411
Refunding GO Bonds Series 2017A	5.00%	10/01/34 (a)	160,000	163,960
Refunding GO Bonds Series 2017B	5.00%	10/01/30 (a)	275,000	282,942
Refunding GO Bonds Series 2017B	5.00%	10/01/31 (a)	1,700,000	1,747,100
Refunding GO Bonds Series 2017B	5.00%	10/01/32 (a)	40,000	41,061
Refunding GO Bonds Series 2017B	5.00%	10/01/33 (a)	150,000	153,853
Refunding GO Bonds Series 2017B	5.00%	10/01/34 (a)	50,000	51,238
Refunding GO Bonds Series 2022B	5.00%	08/01/41 (a)	35,000	35,032
Refunding GO Bonds Series 2024	5.00%	10/01/26	100,000	100,585
Refunding GO Bonds Series 2024	5.00%	10/01/27	275,000	283,774
Refunding GO Bonds Series 2024	5.00%	10/01/28	135,000	142,425
Refunding GO Bonds Series 2024	5.00%	10/01/31	100,000	110,888
Refunding GO Bonds Series 2024	5.00%	10/01/32	70,000	78,530
Refunding GO Bonds Series 2024	5.00%	10/01/39 (a)	635,000	706,652
Refunding GO Bonds Series 2025	5.00%	10/01/27	250,000	257,977
Refunding GO Bonds Series 2025	5.00%	10/01/29	3,000,000	3,228,437
Refunding GO Bonds Series 2025	5.00%	10/01/34	250,000	286,990
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2025	5.00%	10/01/35	650,000	751,896
Refunding GO Bonds Series 2025	5.00%	10/01/36 (a)	985,000	1,131,781
Refunding GO Bonds Series 2025	5.00%	10/01/39 (a)	2,000,000	2,254,876
Refunding GO Bonds Series 2025	5.00%	10/01/40 (a)	1,500,000	1,683,637
Refunding GO Bonds Series 2025	5.00%	10/01/43 (a)	1,500,000	1,667,018
Tarrant County College District
GO Bonds Series 2022	4.00%	08/15/42 (a)	330,000	333,169
Tarrant County Hospital District
GO Bonds Series 2023	4.00%	08/15/43 (a)	735,000	727,337
GO Bonds Series 2023	4.25%	08/15/48 (a)	200,000	192,200
GO Bonds Series 2023	5.25%	08/15/48 (a)	40,000	42,302
Tarrant Regional Water District Water Supply System Revenue
Refunding RB Series 2024	5.00%	03/01/30	450,000	487,339
Refunding RB Series 2024	5.00%	03/01/32	135,000	150,484
Refunding RB Series 2024	5.00%	03/01/34	100,000	113,815
Refunding RB Series 2024	4.00%	03/01/54 (a)	150,000	139,982
Temple College
GO Bonds Series 2021	3.00%	07/01/46 (a)	200,000	157,561
Texas A&M University
RB Series 2024A	5.00%	05/15/27	480,000	490,300
RB Series 2024A	5.00%	05/15/42 (a)	150,000	164,636
Refunding RB Series 2017E	5.00%	05/15/27	335,000	342,189
Texas Department of Transportation State Highway Fund
RB Series 2016A	5.00%	10/01/26	155,000	155,910
Refunding RB Series 2015	5.00%	10/01/26	370,000	372,172
Refunding RB Series 2024	5.00%	10/01/32	460,000	517,736
Refunding RB Series 2024	5.00%	10/01/33	160,000	181,925
Texas Private Activity Bond Surface Transportation Corp.
NTE Mobility Partners LLC Refunding RB Series 2019A	5.00%	12/31/31 (a)	255,000	270,046
NTE Mobility Partners LLC Refunding RB Series 2019A	5.00%	12/31/32 (a)	105,000	110,964
NTE Mobility Partners LLC Refunding RB Series 2019A	5.00%	12/31/33 (a)	220,000	231,602
NTE Mobility Partners LLC Refunding RB Series 2019A	5.00%	12/31/35 (a)	170,000	178,875
NTE Mobility Partners LLC Refunding RB Series 2019A	4.00%	12/31/38 (a)	315,000	311,590
NTE Mobility Partners LLC Refunding RB Series 2019A	4.00%	12/31/39 (a)	180,000	176,682
Texas State Technical College
RB Series 2022A	5.50%	08/01/42 (a)(c)	500,000	555,216
Texas State University System
Refunding RB Series 2017A	5.00%	03/15/27	150,000	152,632
Refunding RB Series 2017A	5.00%	03/15/28 (a)	185,000	187,878
Refunding RB Series 2017A	5.00%	03/15/29 (a)	55,000	55,856
Refunding RB Series 2017A	5.00%	03/15/31 (a)	350,000	355,445
Refunding RB Series 2024	5.00%	03/15/30	295,000	318,616
Refunding RB Series 2024	5.00%	03/15/32	100,000	111,319
Refunding RB Series 2024	5.00%	03/15/33	325,000	366,274
Refunding RB Series 2026A	5.00%	03/15/31	200,000	219,523
Refunding RB Series 2026A	5.25%	03/15/56 (a)	1,250,000	1,330,577
Texas Transportation Commission
Refunding GO Bonds Series 2024	5.00%	04/01/29	940,000	1,002,729
Refunding GO Bonds Series 2024	5.00%	04/01/32	125,000	139,898
Refunding GO Bonds Series 2024	5.00%	04/01/34 (a)	250,000	283,967
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Texas Transportation Commission State Highway 249 System
RB Series 2019A	4.97%	08/01/52 (a)(d)	915,000	244,273
Texas Transportation Finance Corp.
RB Series 2025A	5.00%	10/01/36 (a)	105,000	119,472
RB Series 2025A	5.00%	10/01/38 (a)	1,000,000	1,123,687
RB Series 2025A	5.00%	10/01/39 (a)	170,000	189,878
RB Series 2025A	5.00%	10/01/43 (a)	275,000	302,898
RB Series 2025A	5.00%	10/01/45 (a)	395,000	429,951
RB Series 2025A	5.00%	10/01/50 (a)	1,750,000	1,845,323
RB Series 2025A	5.25%	10/01/50 (a)	2,200,000	2,370,190
RB Series 2025A	5.25%	10/01/55 (a)	500,000	533,654
RB Series 2025A	5.50%	10/01/55 (a)	1,750,000	1,907,757
Texas Water Development Board
State Revolving Fund RB Series 2022	5.00%	08/01/41 (a)	120,000	129,818
State Revolving Fund RB Series 2025	4.00%	10/15/39 (a)	1,125,000	1,155,198
State Revolving Fund RB Series 2025	4.25%	10/15/41 (a)	100,000	103,734
State Revolving Fund RB Series 2025	4.75%	10/15/50 (a)	3,000,000	3,060,238
State Revolving Fund RB Series 2025	4.75%	10/15/55 (a)	2,000,000	2,024,894
Water Implementation Revenue Fund RB Series 2015A	5.00%	10/15/29 (a)	40,000	40,073
Water Implementation Revenue Fund RB Series 2015A	5.00%	10/15/30 (a)	25,000	25,043
Water Implementation Revenue Fund RB Series 2015A	4.00%	10/15/40 (a)	635,000	630,481
Water Implementation Revenue Fund RB Series 2015A	4.00%	10/15/45 (a)	100,000	97,184
Water Implementation Revenue Fund RB Series 2015A	4.00%	10/15/50 (a)	25,000	23,221
Water Implementation Revenue Fund RB Series 2016	4.00%	10/15/41 (a)	25,000	24,747
Water Implementation Revenue Fund RB Series 2016	5.00%	10/15/46 (a)	335,000	335,705
Water Implementation Revenue Fund RB Series 2017A	5.00%	04/15/29 (a)	100,000	103,211
Water Implementation Revenue Fund RB Series 2017A	5.00%	04/15/30 (a)	30,000	30,939
Water Implementation Revenue Fund RB Series 2017A	5.00%	10/15/31 (a)	320,000	329,614
Water Implementation Revenue Fund RB Series 2017A	4.00%	10/15/33 (a)	390,000	394,030
Water Implementation Revenue Fund RB Series 2017A	4.00%	10/15/35 (a)	2,085,000	2,100,934
Water Implementation Revenue Fund RB Series 2017A	5.00%	10/15/42 (a)	940,000	959,090
Water Implementation Revenue Fund RB Series 2017A	5.00%	10/15/47 (a)	760,000	769,948
Water Implementation Revenue Fund RB Series 2018A	4.00%	10/15/34 (a)	125,000	126,508
Water Implementation Revenue Fund RB Series 2018A	4.00%	10/15/37 (a)	80,000	80,457
Water Implementation Revenue Fund RB Series 2018A	5.00%	10/15/43 (a)	490,000	503,088
Water Implementation Revenue Fund RB Series 2018A	4.00%	04/15/48 (a)	200,000	190,533
Water Implementation Revenue Fund RB Series 2018B	5.00%	04/15/30 (a)	210,000	220,915
Water Implementation Revenue Fund RB Series 2018B	5.00%	04/15/31 (a)	5,000	5,254
Water Implementation Revenue Fund RB Series 2018B	5.00%	10/15/32 (a)	600,000	628,401
Water Implementation Revenue Fund RB Series 2018B	4.00%	10/15/33 (a)	115,000	117,081
Water Implementation Revenue Fund RB Series 2018B	4.00%	10/15/36 (a)	50,000	50,461
Water Implementation Revenue Fund RB Series 2018B	4.00%	10/15/43 (a)	175,000	172,307
Water Implementation Revenue Fund RB Series 2018B	5.00%	04/15/49 (a)	330,000	337,321
Water Implementation Revenue Fund RB Series 2019A	3.00%	10/15/33 (a)	45,000	44,439
Water Implementation Revenue Fund RB Series 2019A	3.00%	10/15/34 (a)	125,000	121,365
Water Implementation Revenue Fund RB Series 2019A	3.00%	10/15/35 (a)	100,000	96,758
Water Implementation Revenue Fund RB Series 2019A	4.00%	10/15/36 (a)	540,000	551,073
Water Implementation Revenue Fund RB Series 2019A	4.00%	10/15/37 (a)	225,000	228,776
Water Implementation Revenue Fund RB Series 2019A	3.00%	10/15/39 (a)	170,000	154,620
Water Implementation Revenue Fund RB Series 2019A	4.00%	10/15/49 (a)	400,000	379,028
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Water Implementation Revenue Fund RB Series 2019A	4.00%	10/15/54 (a)	350,000	318,981
Water Implementation Revenue Fund RB Series 2020	4.00%	10/15/45 (a)	5,670,000	5,576,570
Water Implementation Revenue Fund RB Series 2020	4.00%	04/15/51 (a)	1,500,000	1,411,870
Water Implementation Revenue Fund RB Series 2022	4.45%	10/15/36 (a)	50,000	53,488
Water Implementation Revenue Fund RB Series 2022	4.55%	10/15/38 (a)	40,000	42,567
Water Implementation Revenue Fund RB Series 2022	4.65%	10/15/40 (a)	175,000	185,193
Water Implementation Revenue Fund RB Series 2022	4.75%	10/15/42 (a)	135,000	142,766
Water Implementation Revenue Fund RB Series 2022	5.00%	10/15/47 (a)	1,925,000	2,024,031
Water Implementation Revenue Fund RB Series 2022	4.80%	10/15/52 (a)	1,850,000	1,876,162
Water Implementation Revenue Fund RB Series 2022	5.00%	10/15/57 (a)	1,215,000	1,254,934
Water Implementation Revenue Fund RB Series 2023A	5.00%	10/15/37 (a)	230,000	256,169
Water Implementation Revenue Fund RB Series 2023A	5.00%	10/15/38 (a)	155,000	171,866
Water Implementation Revenue Fund RB Series 2023A	4.60%	10/15/39 (a)	225,000	240,701
Water Implementation Revenue Fund RB Series 2023A	4.88%	10/15/48 (a)	30,000	30,902
Water Implementation Revenue Fund RB Series 2023A	5.25%	10/15/51 (a)	880,000	936,253
Water Implementation Revenue Fund RB Series 2023A	5.00%	10/15/58 (a)	940,000	974,490
Water Implementation Revenue Fund RB Series 2024A	5.00%	10/15/40 (a)	105,000	116,675
Water Implementation Revenue Fund RB Series 2024A	4.00%	10/15/42 (a)	520,000	523,082
Water Implementation Revenue Fund RB Series 2024A	4.00%	10/15/43 (a)	545,000	546,312
Water Implementation Revenue Fund RB Series 2024A	4.13%	10/15/47 (a)	1,500,000	1,481,850
Water Implementation Revenue Fund RB Series 2024A	5.00%	10/15/49 (a)	250,000	264,215
Water Implementation Revenue Fund RB Series 2024A	4.25%	10/15/51 (a)	1,000,000	972,586
Water Implementation Revenue Fund RB Series 2024A	4.38%	10/15/59 (a)	5,225,000	5,064,375
Trinity River Authority Central Regional Wastewater System Revenue
Refunding RB Series 2017	5.00%	08/01/28 (a)	35,000	35,914
Refunding RB Series 2020	3.00%	08/01/31 (a)	150,000	149,500
Refunding RB Series 2020	3.00%	08/01/32 (a)	250,000	248,010
University of Houston
Refunding RB Series 2017A	5.00%	02/15/36 (a)	20,000	20,023
Refunding RB Series 2022A	5.00%	02/15/42 (a)	115,000	122,961
Refunding RB Series 2026A	5.00%	02/15/28	105,000	109,289
Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue
RB Series 2024	4.00%	08/01/54 (a)	115,000	105,386
Waller Consolidated Independent School District
GO Bonds Series 2020	4.00%	02/15/50 (a)(c)	105,000	97,398
Waxahachie Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	3,975,000	4,181,483
GO Bonds Series 2023	4.25%	02/15/53 (a)(c)	350,000	339,706
GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	530,000	502,838
GO Bonds Series 2024	4.00%	02/15/53 (a)(c)	175,000	161,773
Weatherford College of the Parker County Junior College District
RB Series 2025	5.25%	08/01/50 (a)	1,250,000	1,322,010
RB Series 2025	5.00%	08/01/55 (a)	175,000	180,579
Weslaco Independent School District
GO Bonds Series 2024	4.13%	02/15/49 (a)(c)	490,000	471,593
GO Bonds Series 2024	4.25%	02/15/54 (a)(c)	195,000	186,411
West Harris County Regional Water Authority
Refunding RB Series 2021	3.50%	12/15/46 (a)(c)	75,000	64,293
West Travis County Public Utility Agency
Refunding RB Series 2017	4.00%	08/15/41 (a)(c)	175,000	175,028
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
White Settlement Independent School District
GO Bonds Series 2022	4.00%	08/15/52 (a)(c)	200,000	181,912
GO Bonds Series 2022	4.13%	08/15/52 (a)(c)	950,000	882,029
Wylie Independent School District/Collin County
GO Bonds Series 2024	5.25%	08/15/49 (a)(c)	225,000	240,177
Wylie Independent School District/Taylor County
GO Bonds Series 2024	4.25%	02/15/54 (a)(c)	100,000	97,286
Ysleta Independent School District
GO Bonds Series 2020	4.00%	08/15/50 (a)(c)	100,000	92,045
				432,984,348
UTAH 0.4%
Central Valley Water Reclamation Facility
RB Series 2021C	4.00%	03/01/47 (a)	660,000	632,035
City of Salt Lake City Airport Revenue
RB Series 2017B	5.00%	07/01/42 (a)	100,000	101,378
RB Series 2017B	5.00%	07/01/47 (a)	25,000	25,220
RB Series 2021B	5.00%	07/01/46 (a)	75,000	78,261
City of Salt Lake City Public Utilities Revenue
RB Series 2022	4.38%	02/01/52 (a)	250,000	249,545
RB Series 2022	5.00%	02/01/52 (a)	60,000	62,194
Intermountain Power Agency
RB Series 2023A	5.00%	07/01/28	100,000	104,647
RB Series 2023A	5.00%	07/01/32	100,000	111,457
RB Series 2023A	5.00%	07/01/33 (a)	250,000	277,694
RB Series 2023A	5.00%	07/01/36 (a)	675,000	740,952
RB Series 2023A	5.00%	07/01/37 (a)	285,000	311,452
RB Series 2023A	5.00%	07/01/38 (a)	300,000	326,760
RB Series 2023A	5.00%	07/01/42 (a)	225,000	241,297
Refunding RB Series 2022A	5.00%	07/01/30	500,000	542,405
Refunding RB Series 2022A	5.00%	07/01/31	150,000	165,218
Refunding RB Series 2022A	5.00%	07/01/33 (a)	750,000	822,428
Refunding RB Series 2022A	5.00%	07/01/34 (a)	425,000	464,488
Refunding RB Series 2022A	4.00%	07/01/36 (a)	515,000	528,442
Refunding RB Series 2022A	5.00%	07/01/39 (a)	240,000	258,132
Refunding RB Series 2022A	5.00%	07/01/41 (a)	890,000	951,196
Refunding RB Series 2022A	5.00%	07/01/42 (a)	250,000	266,297
Refunding RB Series 2022A	5.00%	07/01/43 (a)	385,000	409,187
Refunding RB Series 2022A	5.00%	07/01/44 (a)	115,000	121,679
Refunding RB Series 2022A	5.00%	07/01/45 (a)	190,000	199,722
State of Utah
GO Bonds Series 2020	5.00%	07/01/28	20,000	21,021
GO Bonds Series 2020	5.00%	07/01/29 (a)	100,000	106,143
GO Bonds Series 2020	5.00%	07/01/30 (a)	160,000	169,729
GO Bonds Series 2020	5.00%	07/01/31 (a)	200,000	211,890
GO Bonds Series 2020	5.00%	07/01/32 (a)	100,000	105,809
GO Bonds Series 2020B	5.00%	07/01/27	125,000	128,220
Timpanogos Special Service District
Refunding RB Series 2024	5.00%	06/01/54 (a)	45,000	46,911
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
University of Utah
RB Series 2022A	5.00%	08/01/46 (a)	125,000	131,155
RB Series 2022A	4.00%	08/01/51 (a)	150,000	134,930
RB Series 2022B	5.00%	08/01/38 (a)	50,000	54,875
RB Series 2022B	5.00%	08/01/41 (a)	200,000	217,266
RB Series 2023B	5.25%	08/01/48 (a)	480,000	513,580
RB Series 2023B	5.25%	08/01/53 (a)	290,000	307,369
Utah Telecommunication Open Infrastructure Agency
Refunding RB Series 2022	5.25%	06/01/37 (a)	240,000	265,027
Refunding RB Series 2022	4.38%	06/01/40 (a)	150,000	154,142
Utah Transit Authority
Refunding RB Series 2007A	5.00%	06/15/35 (c)	1,000,000	1,138,285
Refunding RB Series 2018	4.00%	12/15/41 (a)	115,000	115,171
Refunding RB Series 2024	5.00%	06/15/33	1,000,000	1,138,297
Refunding RB Series 2024	5.00%	06/15/37 (a)	160,000	180,815
Refunding RB Series 2024	5.00%	06/15/39 (a)	750,000	840,010
Refunding RB Series 2024	5.00%	06/15/39 (a)	250,000	280,003
Refunding RB Series 2024	5.00%	06/15/40 (a)	405,000	452,195
Refunding RB Series 2025	5.00%	12/15/30	485,000	533,968
Refunding RB Series 2025	5.00%	12/15/43 (a)	250,000	277,731
Refunding RB Series 2025	5.00%	12/15/44 (a)	240,000	264,578
				15,781,206
VIRGINIA 1.0%
Chesapeake Bay Bridge & Tunnel District
RB Series 2016	5.00%	07/01/46 (a)	1,150,000	1,150,104
Chesterfield County Economic Development Authority
RB Series 2024	5.00%	04/01/48 (a)	60,000	63,118
City of Alexandria
GO Bonds Series 2019A	3.00%	07/15/46 (a)(c)	250,000	201,853
GO Bonds Series 2023	5.00%	12/15/37 (a)	3,000,000	3,385,022
City of Richmond Public Utility Revenue
Refunding RB Series 2016	4.00%	01/15/40 (a)	250,000	250,043
Refunding RB Series 2026B	5.00%	01/15/29	250,000	265,472
County of Fairfax
Refunding GO Bonds Series 2026B	5.00%	10/01/27 (c)	460,000	474,677
Hampton Roads Transportation Accountability Commission
Fund RB Series 2018A	5.00%	07/01/48 (a)	500,000	509,124
Fund RB Series 2018A	5.00%	07/01/52 (a)(b)	110,000	114,166
Fund RB Series 2018A	5.50%	07/01/57 (a)(b)	765,000	799,574
Fund RB Series 2020A	4.00%	07/01/45 (a)	25,000	24,722
Fund RB Series 2020A	4.00%	07/01/50 (a)	100,000	94,213
Fund RB Series 2020A	5.00%	07/01/50 (a)	250,000	257,177
Fund RB Series 2020A	5.00%	07/01/60 (a)	145,000	148,186
Fund RB Series 2022A	4.00%	07/01/52 (a)	650,000	613,065
Fund RB Series 2022A	4.00%	07/01/57 (a)	1,000,000	930,290
Fund RB Series 2023A	5.00%	07/01/27	550,000	563,674
Loudoun County Economic Development Authority
Howard Hughes Medical Institute Refunding RB Series 2022A	4.00%	10/01/52 (a)	915,000	872,242
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
University of Virginia
RB Series 2015A-1	4.00%	04/01/45 (a)	235,000	232,009
RB Series 2015A-2	5.00%	04/01/45 (a)	75,000	75,006
RB Series 2019B	5.00%	09/01/49 (a)	100,000	103,496
Refunding RB Series 2017A	5.00%	04/01/38 (a)	80,000	81,229
Refunding RB Series 2017A	5.00%	04/01/42 (a)	420,000	425,542
Refunding RB Series 2017A	5.00%	04/01/47 (a)	25,000	25,235
Virginia College Building Authority
RB Series 2024A	5.00%	02/01/35 (a)	650,000	737,521
RB Series 2024A	5.00%	02/01/37 (a)	145,000	162,828
RB Series 2024A	4.00%	02/01/40 (a)	1,000,000	1,013,327
RB Series 2024A	4.00%	02/01/43 (a)	110,000	109,227
RB Series 2024A	4.00%	02/01/44 (a)	1,000,000	983,320
Commonwealth RB Series 2017C	5.00%	02/01/30 (a)	100,000	101,390
Commonwealth RB Series 2017C	3.00%	02/01/35 (a)	920,000	894,605
Commonwealth RB Series 2019A	3.00%	02/01/37 (a)	105,000	97,929
Commonwealth RB Series 2019A	3.00%	02/01/38 (a)	500,000	453,483
Commonwealth RB Series 2019A	3.00%	02/01/39 (a)	500,000	446,919
Commonwealth RB Series 2021A	5.00%	02/01/27	640,000	649,229
Commonwealth RB Series 2021A	3.00%	02/01/36 (a)	175,000	166,747
Commonwealth RB Series 2021A	4.00%	02/01/37 (a)	125,000	127,428
Commonwealth RB Series 2022A	5.00%	02/01/29	620,000	658,312
Commonwealth RB Series 2022A	5.00%	02/01/36 (a)	85,000	93,397
Commonwealth RB Series 2022A	5.00%	02/01/37 (a)	95,000	103,915
Commonwealth RB Series 2022A	5.25%	02/01/41 (a)	640,000	696,070
Commonwealth RB Series 2023A	5.00%	02/01/27	135,000	136,947
Commonwealth RB Series 2023A	5.00%	02/01/29	765,000	812,272
Commonwealth RB Series 2023A	5.00%	02/01/30	350,000	378,583
Commonwealth RB Series 2023A	5.00%	02/01/35 (a)	75,000	84,084
Commonwealth RB Series 2023A	5.00%	02/01/37 (a)	100,000	110,899
Commonwealth RB Series 2023A	5.00%	02/01/38 (a)	110,000	121,488
Commonwealth RB Series 2023A	5.00%	02/01/41 (a)	25,000	27,237
Commonwealth RB Series 2023A	5.25%	02/01/42 (a)	75,000	82,454
Commonwealth RB Series 2024A	5.00%	02/01/27	235,000	238,389
Commonwealth RB Series 2026A	5.00%	02/01/32	1,000,000	1,117,427
Commonwealth Refunding RB Series 2017E	5.00%	02/01/27	190,000	192,740
Commonwealth Refunding RB Series 2017E	5.00%	02/01/28	525,000	546,197
Commonwealth Refunding RB Series 2017E	5.00%	02/01/29 (a)	455,000	473,020
Commonwealth Refunding RB Series 2017E	5.00%	02/01/30 (a)	500,000	519,280
Commonwealth Refunding RB Series 2017E	5.00%	02/01/31 (a)	250,000	259,243
Commonwealth Refunding RB Series 2019C	5.00%	02/01/28	105,000	109,239
Commonwealth Refunding RB Series 2023B	5.00%	02/01/29	110,000	116,797
Commonwealth Refunding RB Series 2023B	5.00%	02/01/30	455,000	492,158
Commonwealth Refunding RB Series 2023B	5.00%	02/01/31	145,000	159,585
Commonwealth Refunding RB Series 2023B	5.00%	02/01/32	55,000	61,458
Commonwealth Refunding RB Series 2023B	5.00%	02/01/33	870,000	984,693
Commonwealth Refunding RB Series 2023B	5.00%	02/01/35 (a)	190,000	213,012
Commonwealth Refunding RB Series 2026B	5.00%	02/01/30	500,000	540,833
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Virginia Commonwealth Transportation Board
Refunding RB Series 2017	5.00%	09/15/27	385,000	396,996
Refunding RB Series 2024	5.00%	05/15/33	185,000	209,506
Commonwealth RB Series 2018	4.00%	05/15/41 (a)	5,000,000	5,001,613
Commonwealth Refunding RB Series 2017A	5.00%	05/15/27	25,000	25,558
Commonwealth Refunding RB Series 2017A	5.00%	05/15/28 (a)	350,000	361,632
Commonwealth Refunding RB Series 2017A	5.00%	05/15/29 (a)	155,000	160,151
Commonwealth Refunding RB Series 2017A	5.00%	05/15/30 (a)	100,000	103,159
Commonwealth Refunding RB Series 2017A	5.00%	05/15/31 (a)	475,000	489,596
Commonwealth Refunding RB Series 2022	5.00%	05/15/32	105,000	117,382
Commonwealth Refunding RB Series 2022	4.00%	05/15/35 (a)	70,000	73,061
Commonwealth Refunding RB Series 2024	5.00%	05/15/27	185,000	189,132
Commonwealth Refunding RB Series 2024	5.00%	05/15/30	595,000	646,555
Virginia Public Building Authority
Commonwealth RB Series 2021A-1	5.00%	08/01/31	275,000	305,315
Commonwealth RB Series 2021A-1	5.00%	08/01/33 (a)	35,000	38,577
Commonwealth RB Series 2021A-2	4.00%	08/01/34 (a)	45,000	46,730
Commonwealth RB Series 2021A-2	4.00%	08/01/35 (a)	100,000	103,532
Commonwealth RB Series 2021A-2	4.00%	08/01/37 (a)	600,000	613,233
Commonwealth RB Series 2021A-2	4.00%	08/01/39 (a)	165,000	167,019
Commonwealth RB Series 2022A	5.00%	08/01/37 (a)	100,000	110,229
Commonwealth RB Series 2022A	5.00%	08/01/38 (a)	600,000	658,501
Commonwealth RB Series 2022A	4.00%	08/01/41 (a)	500,000	504,994
Commonwealth Refunding RB Series 2016B	5.00%	08/01/26	100,000	100,192
Commonwealth Refunding RB Series 2017A	5.00%	08/01/28 (a)	215,000	220,848
Virginia Public School Authority
Refunding RB Series 2025B	5.00%	08/01/26 (c)	340,000	340,645
Refunding RB Series 2025B	5.00%	08/01/27 (c)	425,000	437,021
Virginia Resources Authority
Refunding RB Series 2016C	4.00%	11/01/41 (a)	10,000	10,004
Virginia Resources Authority Clean Water Revolving Fund
State Revolving Fund Refunding RB Series 2025	5.00%	10/01/27	275,000	284,154
State Revolving Fund Refunding RB Series 2025	5.00%	10/01/28	165,000	174,212
				38,822,468
WASHINGTON 2.9%
Central Puget Sound Regional Transit Authority
Sales Motor Vehicle & Rental Car Tax Refunding RB Series 2021S-1	5.00%	11/01/26	460,000	463,792
Sales Motor Vehicle & Rental Car Tax Refunding RB Series 2021S-1	5.00%	11/01/27	645,000	667,789
Sales Motor Vehicle & Rental Car Tax Refunding RB Series 2021S-1	5.00%	11/01/29	650,000	702,148
Sales Motor Vehicle & Rental Car Tax Refunding RB Series 2021S-1	5.00%	11/01/31	535,000	597,908
Sales Motor Vehicle & Rental Car Tax Refunding RB Series 2021S-1	5.00%	11/01/32 (a)	100,000	111,242
Sales Motor Vehicle & Rental Car Tax Refunding RB Series 2021S-1	5.00%	11/01/33 (a)	500,000	554,239
Sales Motor Vehicle & Rental Car Tax Refunding RB Series 2021S-1	5.00%	11/01/34 (a)	85,000	93,917
Sales Motor Vehicle & Rental Car Tax Refunding RB Series 2021S-1	3.00%	11/01/36 (a)	50,000	47,797
Sales Motor Vehicle & Rental Car Tax Refunding RB Series 2021S-1	5.00%	11/01/36 (a)	250,000	274,214
Sales Motor Vehicle & Rental Car Tax Refunding RB Series 2021S-1	4.00%	11/01/40 (a)	85,000	85,095
Sales Motor Vehicle & Rental Car Tax Refunding RB Series 2021S-1	4.00%	11/01/46 (a)	430,000	423,225
City of Seattle Drainage & Wastewater Revenue
Refunding RB Series 2014	4.00%	05/01/44 (a)	125,000	122,915
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Seattle Municipal Light & Power Revenue
RB Series 2015A	4.00%	05/01/45 (a)	150,000	146,723
Refunding RB Series 2014	4.00%	09/01/44 (a)	250,000	242,976
Refunding RB Series 2021A	4.00%	07/01/47 (a)	2,635,000	2,536,494
Refunding RB Series 2022	5.00%	07/01/47 (a)	100,000	105,171
Refunding RB Series 2023A	5.00%	03/01/31	50,000	55,079
Refunding RB Series 2023A	5.00%	03/01/53 (a)	1,200,000	1,246,816
City of Tacoma Electric System Revenue
Refunding RB Series 2013A	4.00%	01/01/42 (a)	100,000	98,836
Refunding RB Series 2024A	5.00%	01/01/54 (a)	500,000	519,452
County of King
GO Bonds Series 2021A	4.00%	01/01/27	130,000	130,954
GO Bonds Series 2021A	5.00%	01/01/30	220,000	237,907
GO Bonds Series 2021A	5.00%	01/01/31	50,000	55,023
Refunding GO Bonds Series 2017	4.00%	07/01/30 (a)	30,000	30,374
County of King Sewer Revenue
Refunding RB Series 2016A	4.00%	07/01/38 (a)	300,000	297,268
Refunding RB Series 2016B	4.00%	07/01/30 (a)	235,000	235,120
Refunding RB Series 2016B	4.00%	07/01/31 (a)	80,000	80,041
Refunding RB Series 2016B	4.00%	07/01/41 (a)	275,000	272,264
Refunding RB Series 2016B	5.00%	07/01/49 (a)	100,000	100,036
Refunding RB Series 2024A	5.00%	01/01/35 (a)	360,000	413,543
Refunding RB Series 2024A	5.00%	01/01/36 (a)	100,000	114,292
Refunding RB Series 2024B	5.00%	07/01/37 (a)	250,000	283,179
Refunding RB Series 2025A	5.00%	01/01/53 (a)	500,000	527,806
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue
RB Series 2022B	3.00%	09/01/52 (a)	100,000	77,219
Energy Northwest
Bonneville Power Administration Refunding RB Series 2016A	5.00%	07/01/26	440,000	440,000
Bonneville Power Administration Refunding RB Series 2016A	5.00%	07/01/27 (a)	315,000	315,000
Bonneville Power Administration Refunding RB Series 2016A	5.00%	07/01/28 (a)	165,000	165,000
Bonneville Power Administration Refunding RB Series 2017A	5.00%	07/01/26	335,000	335,000
Bonneville Power Administration Refunding RB Series 2017A	5.00%	07/01/27	1,030,000	1,056,535
Bonneville Power Administration Refunding RB Series 2017A	5.00%	07/01/28 (a)	110,000	112,688
Bonneville Power Administration Refunding RB Series 2017A	5.00%	07/01/28 (a)	175,000	179,276
Bonneville Power Administration Refunding RB Series 2017A	5.00%	07/01/29 (a)	140,000	143,257
Bonneville Power Administration Refunding RB Series 2017A	5.00%	07/01/33 (a)	35,000	35,755
Bonneville Power Administration Refunding RB Series 2018A	5.00%	07/01/32 (a)	285,000	297,592
Bonneville Power Administration Refunding RB Series 2018A	5.00%	07/01/33 (a)	250,000	260,672
Bonneville Power Administration Refunding RB Series 2018A	5.00%	07/01/34 (a)	500,000	520,698
Bonneville Power Administration Refunding RB Series 2018C	5.00%	07/01/26	200,000	200,000
Bonneville Power Administration Refunding RB Series 2018C	5.00%	07/01/27	285,000	292,342
Bonneville Power Administration Refunding RB Series 2018C	5.00%	07/01/28	870,000	914,082
Bonneville Power Administration Refunding RB Series 2018C	5.00%	07/01/30 (a)	500,000	523,872
Bonneville Power Administration Refunding RB Series 2018C	5.00%	07/01/31 (a)	650,000	679,941
Bonneville Power Administration Refunding RB Series 2018C	5.00%	07/01/33 (a)	230,000	239,818
Bonneville Power Administration Refunding RB Series 2018C	5.00%	07/01/34 (a)	855,000	890,394
Bonneville Power Administration Refunding RB Series 2019A	5.00%	07/01/35 (a)	360,000	381,141
Bonneville Power Administration Refunding RB Series 2019A	5.00%	07/01/36 (a)	340,000	359,196
Bonneville Power Administration Refunding RB Series 2019A	5.00%	07/01/37 (a)	1,000,000	1,054,233
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Bonneville Power Administration Refunding RB Series 2020A	5.00%	07/01/36 (a)	70,000	75,193
Bonneville Power Administration Refunding RB Series 2021A	5.00%	07/01/26	260,000	260,000
Bonneville Power Administration Refunding RB Series 2021A	5.00%	07/01/40 (a)	250,000	268,444
Bonneville Power Administration Refunding RB Series 2021A	5.00%	07/01/41 (a)	585,000	624,118
Bonneville Power Administration Refunding RB Series 2021A	4.00%	07/01/42 (a)	2,000,000	2,011,263
Bonneville Power Administration Refunding RB Series 2022A	5.00%	07/01/28	200,000	210,134
Bonneville Power Administration Refunding RB Series 2022A	5.00%	07/01/33 (a)	125,000	139,867
Bonneville Power Administration Refunding RB Series 2022A	5.00%	07/01/37 (a)	705,000	774,058
Bonneville Power Administration Refunding RB Series 2023A	4.00%	07/01/30	25,000	26,266
Bonneville Power Administration Refunding RB Series 2023A	5.00%	07/01/34 (a)	585,000	661,301
Bonneville Power Administration Refunding RB Series 2023A	5.00%	07/01/35 (a)	350,000	392,714
Bonneville Power Administration Refunding RB Series 2023A	5.00%	07/01/36 (a)	555,000	619,885
Bonneville Power Administration Refunding RB Series 2023A	5.00%	07/01/38 (a)	645,000	713,176
Bonneville Power Administration Refunding RB Series 2023A	5.00%	07/01/39 (a)	310,000	341,550
Bonneville Power Administration Refunding RB Series 2024A	5.00%	07/01/31	375,000	415,813
Bonneville Power Administration Refunding RB Series 2024A	5.00%	07/01/32	200,000	225,024
Bonneville Power Administration Refunding RB Series 2024A	5.00%	07/01/33	375,000	427,353
Bonneville Power Administration Refunding RB Series 2024A	5.00%	07/01/35 (a)	225,000	257,129
Bonneville Power Administration Refunding RB Series 2024A	5.00%	07/01/37 (a)	1,000,000	1,126,681
Bonneville Power Administration Refunding RB Series 2024A	5.00%	07/01/38 (a)	150,000	168,174
Bonneville Power Administration Refunding RB Series 2024A	5.00%	07/01/39 (a)	100,000	111,447
Bonneville Power Administration Refunding RB Series 2024A	5.00%	07/01/40 (a)	150,000	166,535
Bonneville Power Administration Refunding RB Series 2024B	5.00%	07/01/28	360,000	378,241
Bonneville Power Administration Refunding RB Series 2025A	5.00%	07/01/32	500,000	562,561
Bonneville Power Administration Refunding RB Series 2025A	5.00%	07/01/39 (a)	500,000	564,206
Bonneville Power Administration Refunding RB Series 2026A	5.00%	07/01/27	750,000	769,322
Bonneville Power Administration Refunding RB Series 2026A	5.00%	07/01/33	500,000	569,804
Bonneville Power Administration Refunding RB Series 2026A	5.00%	07/01/40 (a)	1,375,000	1,559,718
Bonneville Power Administration Refunding RB Series 2026A	5.00%	07/01/41 (a)	1,500,000	1,688,577
Bonneville Power Administration Refunding RB Series 2026A	5.00%	07/01/42 (a)	1,000,000	1,119,829
Bonneville Power Administration Refunding RB Series 2026A	5.00%	07/01/43 (a)	500,000	557,241
Franklin County School District No. 1 Pasco
Refunding GO Bonds Series 2023	4.00%	12/01/28 (c)	50,000	51,678
Refunding GO Bonds Series 2023	5.50%	12/01/40 (a)(c)	45,000	50,971
Refunding GO Bonds Series 2023	4.25%	12/01/42 (a)(c)	125,000	127,322
King & Snohomish Counties School District No. 417 Northshore
GO Bonds Series 2018	5.00%	12/01/35 (a)(c)	100,000	103,918
GO Bonds Series 2018	5.00%	12/01/36 (a)(c)	275,000	285,356
Refunding GO Bonds Series 2022	5.00%	12/01/39 (a)(c)	110,000	118,719
Refunding GO Bonds Series 2022	4.00%	12/01/40 (a)(c)	1,500,000	1,517,354
Refunding GO Bonds Series 2024	5.00%	12/01/39 (a)(c)	175,000	195,129
Refunding GO Bonds Series 2024	5.00%	12/01/40 (a)(c)	250,000	277,456
Refunding GO Bonds Series 2024	5.00%	12/01/42 (a)(c)	240,000	265,220
King County Public Hospital District No. 2
GO Bonds Series 2020A	4.00%	12/01/45 (a)	215,000	201,712
King County School District No. 403 Renton
GO Bonds Series 2023	4.00%	12/01/40 (a)(c)	45,000	45,611
King County School District No. 411 Issaquah
GO Bonds Series 2016	3.00%	12/01/30 (a)(c)	210,000	210,081
GO Bonds Series 2016	4.00%	12/01/31 (a)(c)	50,000	50,121
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
King County School District No. 414 Lake Washington
Refunding GO Bonds Series 2020	4.00%	12/01/27 (c)	210,000	214,375
Refunding GO Bonds Series 2020	4.00%	12/01/28 (c)	15,000	15,500
Refunding GO Bonds Series 2020	4.00%	12/01/29 (c)	95,000	99,097
Pierce County School District No. 10 Tacoma
GO Bonds Series 2020B	4.00%	12/01/41 (a)(c)	145,000	144,884
Pierce County School District No. 320 Sumner
GO Bonds Series 2025	5.00%	12/01/41 (a)(c)	1,030,000	1,147,500
Port of Seattle
Refunding RB Series 2022A	5.00%	08/01/30	120,000	130,882
Refunding RB Series 2022A	5.00%	08/01/31	135,000	149,408
Snohomish County Public Utility District No. 1 Electric System Revenue
Refunding RB Series 2025A	5.25%	12/01/55 (a)	1,000,000	1,066,261
Snohomish County School District No. 15 Edmonds
Refunding GO Bonds Series 2024	5.00%	12/01/40 (a)(c)	195,000	216,415
Spokane County School District No. 81 Spokane
GO Bonds Series 2019	5.00%	12/01/36 (a)(c)	200,000	210,815
Refunding GO Bonds Series 2021	4.00%	12/01/38 (a)(c)	520,000	523,914
State of Washington
GO Bonds Series 2017A	5.00%	08/01/42 (a)	25,000	25,416
GO Bonds Series 2017D	5.00%	02/01/38 (a)	145,000	146,570
GO Bonds Series 2018C	5.00%	02/01/42 (a)	6,000,000	6,145,582
GO Bonds Series 2019-2020A	5.00%	08/01/37 (a)	385,000	406,468
GO Bonds Series 2019-2020A	5.00%	08/01/38 (a)	200,000	210,710
GO Bonds Series 2019-2020A	5.00%	08/01/43 (a)	255,000	265,977
GO Bonds Series 2020A	5.00%	08/01/40 (a)	150,000	159,540
GO Bonds Series 2020A	5.00%	08/01/41 (a)	100,000	106,109
GO Bonds Series 2020A	5.00%	08/01/42 (a)	240,000	254,048
GO Bonds Series 2020A	5.00%	08/01/44 (a)	95,000	99,943
GO Bonds Series 2020C	5.00%	02/01/35 (a)	165,000	176,794
GO Bonds Series 2020C	5.00%	02/01/38 (a)	30,000	31,870
GO Bonds Series 2020C	5.00%	02/01/39 (a)	6,565,000	6,957,912
GO Bonds Series 2020C	5.00%	02/01/40 (a)	160,000	169,197
GO Bonds Series 2020C	5.00%	02/01/41 (a)	150,000	158,061
GO Bonds Series 2020C	5.00%	02/01/42 (a)	200,000	210,306
GO Bonds Series 2021A	5.00%	08/01/37 (a)	230,000	250,409
GO Bonds Series 2021A	5.00%	08/01/40 (a)	155,000	166,927
GO Bonds Series 2021A	5.00%	08/01/41 (a)	250,000	268,463
GO Bonds Series 2021A	5.00%	08/01/43 (a)	25,000	26,691
GO Bonds Series 2021A	5.00%	08/01/44 (a)	150,000	159,263
GO Bonds Series 2021C	5.00%	02/01/41 (a)	50,000	53,337
GO Bonds Series 2021C	5.00%	02/01/45 (a)	120,000	126,046
GO Bonds Series 2022A-1	5.00%	08/01/31	100,000	111,124
GO Bonds Series 2022A-1	5.00%	08/01/33 (a)	120,000	134,478
GO Bonds Series 2022A-2	5.00%	08/01/40 (a)	125,000	136,119
GO Bonds Series 2022A-2	5.00%	08/01/41 (a)	135,000	146,507
GO Bonds Series 2022A-3	5.00%	08/01/46 (a)	60,000	63,540
GO Bonds Series 2022A-3	5.00%	08/01/47 (a)	250,000	263,265
GO Bonds Series 2022C	5.00%	02/01/33 (a)	30,000	33,406
GO Bonds Series 2022C	5.00%	02/01/41 (a)	55,000	59,312
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2022C	5.00%	02/01/44 (a)	45,000	48,009
GO Bonds Series 2022C	5.00%	02/01/45 (a)	20,000	21,216
GO Bonds Series 2022C	5.00%	02/01/46 (a)	55,000	58,011
GO Bonds Series 2022R-2022D	4.00%	07/01/28	630,000	649,066
GO Bonds Series 2023-2024A	5.00%	08/01/35 (a)	25,000	28,153
GO Bonds Series 2023-2024A	5.00%	08/01/36 (a)	55,000	61,613
GO Bonds Series 2023-2024A	5.00%	08/01/39 (a)	250,000	275,281
GO Bonds Series 2023-2024A	5.00%	08/01/44 (a)	1,250,000	1,349,097
GO Bonds Series 2023-2024A	5.00%	08/01/46 (a)	1,130,000	1,203,325
GO Bonds Series 2023B	5.00%	02/01/38 (a)	235,000	258,870
GO Bonds Series 2023B	5.00%	02/01/39 (a)	1,750,000	1,919,554
GO Bonds Series 2023B	5.00%	02/01/43 (a)	955,000	1,031,550
GO Bonds Series 2023B	5.00%	02/01/44 (a)	50,000	53,723
GO Bonds Series 2023B	5.00%	02/01/46 (a)	165,000	175,023
GO Bonds Series 2023B	5.00%	02/01/47 (a)	1,640,000	1,730,578
GO Bonds Series 2024-2025A	5.00%	08/01/33	600,000	684,807
GO Bonds Series 2024-2025A	5.00%	08/01/36 (a)	30,000	34,056
GO Bonds Series 2024-2025A	5.00%	08/01/48 (a)	250,000	264,787
GO Bonds Series 2024C	5.00%	02/01/38 (a)	30,000	33,456
GO Bonds Series 2024C	5.00%	02/01/39 (a)	55,000	61,041
GO Bonds Series 2024C	5.00%	02/01/44 (a)	350,000	379,495
GO Bonds Series 2024C	5.00%	02/01/45 (a)	1,000,000	1,075,976
GO Bonds Series 2024C	5.00%	02/01/49 (a)	35,000	36,888
GO Bonds Series 2025A	5.00%	08/01/32	420,000	473,327
GO Bonds Series 2025A	5.00%	08/01/38 (a)	150,000	169,962
GO Bonds Series 2025A	5.00%	08/01/45 (a)	500,000	546,742
GO Bonds Series 2025C	5.00%	02/01/40 (a)	10,000	11,170
GO Bonds Series 2025C	5.00%	02/01/42 (a)	100,000	110,585
GO Bonds Series 2025C	5.00%	02/01/44 (a)	115,000	126,311
GO Bonds Series 2025C	5.00%	02/01/45 (a)	150,000	163,356
GO Bonds Series 2025C	5.00%	02/01/46 (a)	175,000	189,017
GO Bonds Series 2025C	5.00%	02/01/49 (a)	2,000,000	2,125,696
GO Bonds Series 2026C	5.00%	02/01/50 (a)	1,500,000	1,598,394
Refunding GO Bonds Series 2016R-2017A	5.00%	08/01/28 (a)	165,000	165,311
Refunding GO Bonds Series 2016R-2017A	5.00%	08/01/31 (a)	175,000	175,330
Refunding GO Bonds Series 2017R-2018C	5.00%	08/01/27	260,000	267,100
Refunding GO Bonds Series 2017R-2018C	5.00%	08/01/29 (a)	250,000	256,608
Refunding GO Bonds Series 2017R-2018C	5.00%	08/01/30 (a)	115,000	118,015
Refunding GO Bonds Series 2017R-2018C	5.00%	08/01/33 (a)	20,000	20,483
Refunding GO Bonds Series 2017R-2018C	5.00%	08/01/34 (a)	155,000	158,611
Refunding GO Bonds Series 2017R-2018D	5.00%	08/01/27	365,000	374,967
Refunding GO Bonds Series 2017R-2018D	5.00%	08/01/30 (a)	15,000	15,393
Refunding GO Bonds Series 2017R-2018D	5.00%	08/01/31 (a)	100,000	102,567
Refunding GO Bonds Series 2017R-2018D	5.00%	08/01/32 (a)	625,000	640,572
Refunding GO Bonds Series 2017R-2018D	5.00%	08/01/33 (a)	250,000	256,040
Refunding GO Bonds Series 2021	5.00%	06/01/41 (a)	10,000	10,585
Refunding GO Bonds Series 2022R-2022C	4.00%	07/01/26	300,000	300,000
Refunding GO Bonds Series 2022R-2022C	4.00%	07/01/27	500,000	507,721
Refunding GO Bonds Series 2022R-2022C	4.00%	07/01/28	160,000	164,937
Refunding GO Bonds Series 2022R-2022D	4.00%	07/01/27	4,010,000	4,071,918
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2023R-2023A	5.00%	08/01/26	825,000	826,459
Refunding GO Bonds Series 2023R-2023A	5.00%	08/01/28	100,000	105,234
Refunding GO Bonds Series 2023R-2023A	5.00%	08/01/29	380,000	407,836
Refunding GO Bonds Series 2023R-2023A	5.00%	08/01/34 (a)	3,810,000	4,310,338
Refunding GO Bonds Series 2023R-2023A	5.00%	08/01/35 (a)	150,000	168,915
Refunding GO Bonds Series 2023R-2023A	5.00%	08/01/36 (a)	260,000	291,259
Refunding GO Bonds Series 2023R-2023A	5.00%	08/01/37 (a)	230,000	255,738
Refunding GO Bonds Series 2023R-2023B	5.00%	07/01/29	1,000,000	1,071,480
Refunding GO Bonds Series 2023R-2023B	5.00%	07/01/30	320,000	349,295
Refunding GO Bonds Series 2023R-2023B	5.00%	07/01/34 (a)	80,000	90,435
Refunding GO Bonds Series 2023R-2023B	5.00%	07/01/36 (a)	285,000	319,079
Refunding GO Bonds Series 2023R-2023B	5.00%	07/01/37 (a)	300,000	333,366
Refunding GO Bonds Series 2024R-2024C	5.00%	08/01/26	1,620,000	1,622,865
Refunding GO Bonds Series 2024R-2024C	5.00%	08/01/28	905,000	952,368
Refunding GO Bonds Series 2024R-2024C	5.00%	08/01/29	135,000	144,889
Refunding GO Bonds Series 2024R-2024C	5.00%	08/01/30	1,450,000	1,585,020
Refunding GO Bonds Series 2024R-2024C	5.00%	08/01/31	125,000	138,905
Refunding GO Bonds Series 2024R-2024C	5.00%	08/01/32	700,000	788,878
Refunding GO Bonds Series 2024R-2024C	5.00%	08/01/37 (a)	45,000	50,659
Refunding GO Bonds Series 2024R-2024C	5.00%	08/01/38 (a)	100,000	111,878
Refunding GO Bonds Series 2024R-2024C	5.00%	08/01/40 (a)	1,450,000	1,607,320
Refunding GO Bonds Series 2024R-2025A	4.00%	07/01/26	260,000	260,000
Refunding GO Bonds Series 2024R-2025B	5.00%	07/01/27	570,000	584,399
Refunding GO Bonds Series 2024R-2025B	5.00%	07/01/28	945,000	991,936
Refunding GO Bonds Series 2024R-2025B	5.00%	07/01/29	200,000	214,296
Refunding GO Bonds Series 2024R-2025B	5.00%	07/01/30	410,000	447,534
Refunding GO Bonds Series 2024R-2025B	5.00%	07/01/31	420,000	466,126
Refunding GO Bonds Series 2024R-2025B	5.00%	07/01/33	200,000	228,058
Refunding GO Bonds Series 2024R-2025C	5.00%	07/01/27	255,000	261,442
Refunding GO Bonds Series 2024R-2025C	5.00%	07/01/29	225,000	241,083
Refunding GO Bonds Series 2024R-2025C	5.00%	07/01/30	410,000	447,534
Refunding GO Bonds Series 2025R-2025D	5.00%	08/01/40 (a)	235,000	263,189
Refunding GO Bonds Series 2025R-2026A	5.00%	07/01/28	160,000	167,947
Refunding GO Bonds Series 2025R-2026A	5.00%	07/01/31	245,000	271,907
Refunding GO Bonds Series 2025R-2026B	5.00%	07/01/32	140,000	157,599
Refunding GO Bonds Series 2026R	5.00%	08/01/31	2,500,000	2,778,104
Refunding GO Bonds Series 2026R	5.00%	08/01/33	1,000,000	1,141,345
University of Washington
Refunding RB Series 2012C	3.13%	07/01/42 (a)	1,145,000	985,130
Refunding RB Series 2016A	4.00%	12/01/41 (a)	150,000	147,675
Refunding RB Series 2025A	5.00%	04/01/37 (a)	500,000	570,270
Washington Biomed Research Properties Lease
University of Washington RB Series 2015A	4.00%	01/01/48 (a)	775,000	738,447
Washington State Convention Center Public Facilities District
Lodging Tax Revenue RB Series 2018	5.00%	07/01/48 (a)	475,000	476,363
Lodging Tax Revenue RB Series 2018	4.00%	07/01/58 (a)	160,000	132,270
Lodging Tax Revenue RB Series 2018	4.00%	07/01/58 (a)	50,000	40,928
Lodging Tax Revenue RB Series 2018	5.00%	07/01/58 (a)	100,000	100,160
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Whatcom County School District No. 501 Bellingham
Refunding GO Bonds Series 2023	5.00%	12/01/39 (a)(c)	15,000	16,405
				116,292,715
WEST VIRGINIA 0.0%
Marshall University
Refunding RB Series 2020A	3.00%	05/01/46 (a)(c)	50,000	39,281
State of West Virginia
GO Bonds Series 2018B	4.00%	06/01/42 (a)	410,000	410,292
West Virginia Parkways Authority
RB Series 2018	4.00%	06/01/47 (a)	150,000	141,831
RB Series 2021	5.00%	06/01/47 (a)	190,000	197,610
RB Series 2021	4.00%	06/01/51 (a)	125,000	115,673
				904,687
WISCONSIN 0.5%
Ashwaubenon Community Development Authority
County of Brown RB Series 2019	3.00%	06/01/44 (a)	250,000	211,022
County of Brown RB Series 2019	4.87%	06/01/49 (a)(d)	250,000	84,867
Franklin Public School District
GO Bonds Series 2025A	4.00%	04/01/45 (a)	250,000	246,416
State of Wisconsin
GO Bonds Series 2025-3	5.00%	05/01/30	1,000,000	1,088,552
GO Bonds Series 2025-3	5.00%	05/01/31	250,000	276,597
GO Bonds Series 2025-3	5.00%	05/01/35	1,000,000	1,161,046
GO Bonds Series 2025A	5.00%	05/01/36 (a)	1,000,000	1,138,562
RB Series 2019A	5.00%	05/01/28 (a)(b)	425,000	433,499
RB Series 2019A	5.00%	05/01/29 (a)(b)	200,000	204,000
Refunding GO Bonds Series 2017	5.00%	11/01/26	140,000	141,140
Refunding GO Bonds Series 2017	5.00%	11/01/27 (a)	205,000	209,430
Refunding GO Bonds Series 2017	5.00%	11/01/28 (a)	345,000	352,334
Refunding GO Bonds Series 2017-2	5.00%	11/01/26	260,000	262,117
Refunding GO Bonds Series 2017-2	5.00%	11/01/27 (a)	190,000	194,106
Refunding GO Bonds Series 2017-3	5.00%	11/01/27 (a)	440,000	449,509
Refunding GO Bonds Series 2017-3	5.00%	11/01/28 (a)	770,000	786,368
Refunding GO Bonds Series 2021-1	5.00%	05/01/27	30,000	30,648
Refunding GO Bonds Series 2022-4	5.00%	05/01/30	65,000	70,756
Refunding GO Bonds Series 2023-2	5.00%	05/01/29	115,000	122,890
Refunding GO Bonds Series 2023-2	5.00%	05/01/31	50,000	55,319
Refunding GO Bonds Series 2023-2	5.00%	05/01/33	3,000,000	3,415,833
Refunding GO Bonds Series 2023-2	5.00%	05/01/35 (a)	765,000	862,654
Refunding GO Bonds Series 2023-2	5.00%	05/01/36 (a)	215,000	241,362
Refunding GO Bonds Series 2023-2	5.00%	05/01/37 (a)	45,000	50,147
Refunding GO Bonds Series 2023-2	5.00%	05/01/38 (a)	375,000	415,768
Refunding GO Bonds Series 2024-1	5.00%	05/01/29	540,000	577,048
Refunding GO Bonds Series 2024-1	5.00%	05/01/31	1,160,000	1,283,409
Refunding GO Bonds Series 2024-1	5.00%	05/01/32	500,000	561,820
Refunding GO Bonds Series 2024-1	5.00%	05/01/35 (a)	30,000	34,329
Refunding GO Bonds Series 2024-2	5.00%	05/01/27	100,000	102,158
Refunding GO Bonds Series 2025-2	5.00%	05/01/27	265,000	270,720
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2025-2	5.00%	05/01/38 (a)	500,000	567,746
Refunding GO Bonds Series 2026-1	5.00%	05/01/28	125,000	130,956
Refunding RB Series 2019A	5.00%	05/01/27 (b)	200,000	204,000
State of Wisconsin Environmental Improvement Fund Revenue
RB Series 2024A	5.00%	06/01/33 (a)	700,000	794,166
Village of Mount Pleasant
Tax Increment District No. 5 Tax Allocation Series 2018A	5.00%	04/01/43 (a)	50,000	51,347
Wisconsin Center District
RB Series 2020C	4.84%	12/15/50 (a)(c)(d)	800,000	250,042
RB Series 2020C	4.84%	12/15/60 (a)(c)(d)	500,000	92,278
RB Series 2020D	5.00%	12/15/45 (a)(c)(d)	400,000	166,874
RB Series 2020D	5.05%	12/15/55 (a)(c)(d)	1,500,000	364,276
RB Series 2020D	4.99%	12/15/60 (a)(c)(d)	300,000	56,305
Wisconsin Department of Transportation
RB Series 2026A	5.00%	07/01/37 (a)	100,000	116,482
Refunding RB Series 2017-1	5.00%	07/01/27	305,000	313,041
Refunding RB Series 2017-1	5.00%	07/01/28 (a)	500,000	512,918
Fee Revenue Refunding RB Series 2023-1	5.00%	07/01/32	305,000	342,803
Fee Revenue Refunding RB Series 2024-2	5.00%	07/01/26	380,000	380,000
Fee Revenue Refunding RB Series 2024-2	5.00%	07/01/32	360,000	404,620
Fee Revenue Refunding RB Series 2025-1	5.00%	07/01/29	150,000	160,767
Wisconsin Health & Educational Facilities Authority
Medical College of Wisconsin, Inc. Refunding RB Series 2016	4.00%	12/01/46 (a)	75,000	70,097
Medical College of Wisconsin, Inc. Refunding RB Series 2022	4.00%	12/01/51 (a)	500,000	442,000
				20,755,144
WYOMING 0.0%
County of Campbell
Basin Electric Power Cooperative Refunding RB Series 2019A	3.63%	07/15/39 (a)	1,500,000	1,404,743
University of Wyoming
RB Series 2021C	4.00%	06/01/51 (a)(c)	600,000	545,777
				1,950,520
Total Municipal Securities (Cost $3,917,282,503)				3,971,236,322
Total Investments in Securities (Cost $3,917,282,503)				3,971,236,322

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Refunded bond.
(c)	Credit-enhanced or liquidity-enhanced.
(d)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

COP —	Certificate of participation
GO —	General obligation
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

VRDN —	Variable rate demand note
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$3,971,236,322	$—	$3,971,236,322
Total	$—	$3,971,236,322	$—	$3,971,236,322

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $3,917,282,503)		$3,971,236,322
Cash		88,828
Receivables:
Interest		49,966,653
Investments sold	+	3,955,080
Total assets		4,025,246,883

Liabilities
Payables:
Investments bought		30,067,958
Investments bought - delayed-delivery		14,492,230
Management fees	+	96,199
Total liabilities		44,656,387
Net assets		$3,980,590,496

Net Assets by Source
Capital received from investors		$3,911,902,673
Total distributable earnings	+	68,687,823
Net assets		$3,980,590,496

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,980,590,496		154,000,000		$25.85

See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$65,217,052

Expenses
Management fees		532,786
Total expenses	–	532,786
Net investment income		64,684,266

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(1,449,247)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers	+	5,396,809
Net realized gains		3,947,562
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(2,468,173)
Net realized and unrealized gains		1,479,389
Increase in net assets resulting from operations		$66,163,655
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		1/1/25-12/31/25
Net investment income		$64,684,266	$64,366,338
Net realized gains (losses)		3,947,562	(873,067)
Net change in unrealized appreciation (depreciation)	+	(2,468,173)	56,915,140
Increase in net assets resulting from operations		$66,163,655	$120,408,411

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($53,098,330 )	($63,357,140 )

TRANSACTIONS IN FUND SHARES
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		52,200,000	$1,348,061,196	90,400,000	$2,266,644,806
Other capital		—	—	—	1,570,513
Shares redeemed	+	(5,700,000)	(146,121,402)	(1,900,000)	(47,475,967)
Net transactions in fund shares		46,500,000	$1,201,939,794	88,500,000	$2,220,739,352

SHARES OUTSTANDING AND NET ASSETS
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		107,500,000	$2,765,585,377	19,000,000	$487,794,754
Total increase	+	46,500,000	1,215,005,119	88,500,000	2,277,790,623
End of period		154,000,000	$3,980,590,496	107,500,000	$2,765,585,377
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
The funds issue and redeem shares at their net asset value per share only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s net asset value can be found at www.schwabassetmanagement.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab U.S. TIPS ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities.
The Schwab Short-Term U.S. Treasury ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the short-term U.S. Treasury bond market.
The Schwab Intermediate-Term U.S. Treasury ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. Treasury bond market.
The Schwab Long-Term U.S. Treasury ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the long-term U.S. Treasury bond market.
The Schwab U.S. Aggregate Bond ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market.
The Schwab 1-5 Year Corporate Bond ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the short-term U.S. corporate bond market.
The Schwab 5-10 Year Corporate Bond ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. corporate bond market.
The Schwab Municipal Bond ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the U.S. AMT-free municipal bond market.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Inflation-Protected Securities: The Schwab U.S. TIPS ETF invests in U.S. Treasury inflation-protected securities (TIPS). Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income in the fund’s Statement of Operations, even though investors do not receive their principal until maturity.
TBA Commitments: The Schwab U.S. Aggregate Bond ETF may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The fund’s use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: Under Financial Industry Regulatory Authority Rule 4210, broker-dealers are required to collect margin from most customers, such as funds, for the majority of covered agency transactions, including TBAs. The Schwab U.S. Aggregate Bond ETF posts and receives variation margin with certain counterparties in instances where the unrealized gain (loss) on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed in the Statement of Assets and Liabilities.
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in each fund’s Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Variable Rate Demand Note: A Variable Rate Demand Note (VRDN) is an asset class in the short-term municipal bond market with a variable (or floating) interest rate which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are daily and weekly, but could be monthly. The put feature entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time, shortening the legal maturity of the VRDN. These put features are daily and weekly, but could be monthly, making these liquid and short-term investments. While the demand feature is intended to reduce credit risks, it is not always unconditional and may be subject to termination if the issuer’s credit rating falls below investment grade or if the issuer fails to make payments on other debt. While most variable-rate demand securities allow a fund to exercise its demand rights at any time, some such securities may only allow a fund to exercise its demand rights at certain times, which reduces the liquidity usually associated with this type of security. Each fund could suffer losses in the event that the demand feature provider, usually a bank, fails to meet its obligation to pay the demand.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of June 30, 2026, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab 5-10 Year Corporate Bond ETF had securities on loan, all of which were classified as corporate bonds. The value of securities on loan and the related collateral as of June 30, 2026, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Any increase or decrease in the principal amount of an inflation-protected security is included as an addition or reduction to interest income in the Statement of Operations; such adjustments may have a significant impact on a fund’s distributions.  Dividends and distributions from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The Treasury Market Practices Group of the Federal Reserve Bank of New York recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges, if any, are included in net realized gains (losses) on sales of securities — unaffiliated issuers in each fund’s Statement of Operations.
(g) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The funds did not pay any federal taxes during the period.
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

 3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB U.S. TIPS ETF	SCHWAB SHORT-TERM U.S. TREASURY ETF	SCHWAB INTERMEDIATE-TERM U.S. TREASURY ETF	SCHWAB LONG-TERM U.S. TREASURY ETF	SCHWAB U.S. AGGREGATE BOND ETF	SCHWAB 1-5 YEAR CORPORATE BOND ETF	SCHWAB 5-10 YEAR CORPORATE BOND ETF	SCHWAB MUNICIPAL BOND ETF
0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of each fund in this report that is owned by other funds in the Schwab Funds Complex as of June 30, 2026, as applicable:
UNDERLYING FUNDS
	SCHWAB U.S. TIPS ETF	SCHWAB SHORT-TERM U.S. TREASURY ETF	SCHWAB LONG-TERM U.S. TREASURY ETF	SCHWAB U.S. AGGREGATE BOND ETF	SCHWAB 1-5 YEAR CORPORATE BOND ETF	SCHWAB 5-10 YEAR CORPORATE BOND ETF
Schwab Monthly Income Fund - Flexible Payout	— %	— %	0.7%	— %	— %	0.0%*
Schwab Monthly Income Fund - Income Payout	— %	— %	0.6%	— %	0.7%	0.1%
Schwab Monthly Income Fund - Target Payout	— %	— %	0.6%	— %	— %	0.0%*
Schwab Target 2010 Index Fund	0.0%*	0.0%*	— %	0.4%	— %	— %
Schwab Target 2015 Index Fund	0.0%*	0.0%*	— %	0.4%	— %	— %
Schwab Target 2020 Index Fund	0.1%	0.1%	— %	1.2%	— %	— %
Schwab Target 2025 Index Fund	0.2%	0.3%	— %	2.7%	— %	— %
Schwab Target 2030 Index Fund	0.3%	0.5%	— %	6.3%	— %	— %
Schwab Target 2035 Index Fund	0.1%	0.2%	— %	4.5%	— %	— %
Schwab Target 2040 Index Fund	— %	0.1%	— %	3.7%	— %	— %
Schwab Target 2045 Index Fund	— %	0.1%	— %	1.7%	— %	— %
Schwab Target 2050 Index Fund	— %	— %	— %	1.6%	— %	— %
Schwab Target 2055 Index Fund	— %	— %	— %	0.8%	— %	— %
Schwab Target 2060 Index Fund	— %	— %	— %	0.6%	— %	— %
Schwab Target 2065 Index Fund	— %	— %	— %	0.1%	— %	— %
Schwab Target 2070 Index Fund	— %	— %	— %	0.0%*	— %	— %
Schwab VIT Balanced Portfolio	0.0%*	0.1%	— %	0.3%	— %	— %
Schwab VIT Balanced with Growth Portfolio	0.0%*	0.1%	— %	0.5%	— %	— %
Schwab VIT Growth Portfolio	— %	— %	— %	0.3%	— %	— %

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended June 30, 2026, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab U.S. TIPS ETF	$—	$—	$—
Schwab Short-Term U.S. Treasury ETF	—	—	—
Schwab Intermediate-Term U.S. Treasury ETF	—	—	—
Schwab Long-Term U.S. Treasury ETF	—	—	—
Schwab U.S. Aggregate Bond ETF	—	—	—
Schwab 1-5 Year Corporate Bond ETF	—	—	—
Schwab 5-10 Year Corporate Bond ETF	—	—	—
Schwab Municipal Bond ETF	62,907,228	8,821,547	0
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Amended and Restated Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
Certain funds entered into futures contracts during the report period to manage the effects of interest rate exposure.
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

6. Derivatives (continued):
As of June 30, 2026, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	INTEREST RATE CONTRACTS	TOTAL
Asset Derivatives
Schwab 1-5 Year Corporate Bond ETF
Futures Contracts[1]	$1,524	$1,524
Schwab 5-10 Year Corporate Bond ETF
Futures Contracts[1]	32,498	32,498

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Liability Derivatives
Schwab 5-10 Year Corporate Bond ETF
Futures Contracts[1]	($20,038 )	($20,038 )

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended June 30, 2026 were:
	INTEREST RATE CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab 1-5 Year Corporate Bond ETF
Futures Contracts[1]	($13,807 )	($13,807 )
Schwab 5-10 Year Corporate Bond ETF
Futures Contracts[1]	(209,361)	(209,361)

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Net Change in Unrealized Appreciation (Depreciation)
Schwab 1-5 Year Corporate Bond ETF
Futures Contracts[1]	$2,176	$2,176
Schwab 5-10 Year Corporate Bond ETF
Futures Contracts[1]	10,855	10,855

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

6. Derivatives (continued):
During the period ended June 30, 2026, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab U.S. TIPS ETF	$—	—
Schwab Short-Term U.S. Treasury ETF	—	—
Schwab Intermediate-Term U.S. Treasury ETF	—	—
Schwab Long-Term U.S. Treasury ETF	—	—
Schwab U.S. Aggregate Bond ETF	—	—
Schwab 1-5 Year Corporate Bond ETF	5,083,708	36
Schwab 5-10 Year Corporate Bond ETF	30,349,037	274
Schwab Municipal Bond ETF	—	—

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2026, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	PURCHASES OF OTHER LONG-TERM SECURITIES	TOTAL PURCHASES OF LONG-TERM SECURITIES
Schwab U.S. TIPS ETF	$1,860,209,750	$—	$1,860,209,750
Schwab Short-Term U.S. Treasury ETF	3,858,578,185	—	3,858,578,185
Schwab Intermediate-Term U.S. Treasury ETF	3,067,593,618	—	3,067,593,618
Schwab Long-Term U.S. Treasury ETF	74,705,119	—	74,705,119
Schwab U.S. Aggregate Bond ETF	1,968,253,507	365,459,154	2,333,712,661
Schwab 1-5 Year Corporate Bond ETF	—	174,547,470	174,547,470
Schwab 5-10 Year Corporate Bond ETF	—	2,503,280,668	2,503,280,668
Schwab Municipal Bond ETF	—	391,249,500	391,249,500
	SALES/MATURITIES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	SALES/MATURITIES OF OTHER LONG-TERM SECURITIES	TOTAL SALES/MATURITIES OF LONG-TERM SECURITIES
Schwab U.S. TIPS ETF	$1,907,140,808	$—	$1,907,140,808
Schwab Short-Term U.S. Treasury ETF	3,679,253,772	—	3,679,253,772
Schwab Intermediate-Term U.S. Treasury ETF	2,996,360,916	—	2,996,360,916
Schwab Long-Term U.S. Treasury ETF	93,944,531	—	93,944,531
Schwab U.S. Aggregate Bond ETF	1,652,755,946	299,309,991	1,952,065,937
Schwab 1-5 Year Corporate Bond ETF	—	165,537,341	165,537,341
Schwab 5-10 Year Corporate Bond ETF	—	2,413,405,280	2,413,405,280
Schwab Municipal Bond ETF	—	134,387,431	134,387,431
*
Includes securities guaranteed by U.S. Government Agencies.

8. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in the fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges for the funds, except for Schwab Municipal Bond ETF, are recorded in the Transactions In Fund Shares section in the
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

8. In-Kind Transactions: (continued):
Statement of Changes in Net Assets and generally have no effect on the net asset value per share. For the Schwab Municipal Bond ETF, variable charges are recorded in the Transactions In Fund Shares section in Other capital in the Statement of Changes in Net Assets and in Per-Share Data Other capital in the Financial Highlights. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended June 30, 2026, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab U.S. TIPS ETF	$3,254,832,879	$1,363,619,987
Schwab Short-Term U.S. Treasury ETF	4,165,248,422	3,534,114,865
Schwab Intermediate-Term U.S. Treasury ETF	2,644,808,338	1,320,886,150
Schwab Long-Term U.S. Treasury ETF	154,007,379	336,829,903
Schwab U.S. Aggregate Bond ETF	922,623,195	96,564,761
Schwab 1-5 Year Corporate Bond ETF	208,806,656	19,108,451
Schwab 5-10 Year Corporate Bond ETF	3,245,006,932	1,430,138,642
Schwab Municipal Bond ETF	1,127,323,022	144,288,635
The funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values. The net realized gains or losses on sales of in-kind redemptions for the period ended June 30, 2026, if any, are disclosed in each fund’s Statement of Operations.
As described in each fund’s registration statement, when an investor is unable to deliver all or a portion of the in-kind basket of securities associated with a purchase of Creation Units or is unable to deliver all or a portion of the ETF shares associated with a redemption of Creation Units, the investor must pledge cash collateral on a daily marked-to-market basis in an amount at least equal to the market value of the missing securities or ETF shares. The trust, on behalf of the funds, is permitted to utilize the collateral to purchase the missing shares or acquire the securities at any time and the investor is liable for all costs associated with such purchases. Cash collateral amounts, if any, are disclosed in each fund’s Statement of Assets and Liabilities.

9. Federal Income Taxes:
As of June 30, 2026, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab U.S. TIPS ETF	$17,422,151,367	$—	($952,370,879 )	($952,370,879 )
Schwab Short-Term U.S. Treasury ETF	12,634,053,134	—	(78,863,261)	(78,863,261)
Schwab Intermediate-Term U.S. Treasury ETF	13,464,624,909	—	(164,326,348)	(164,326,348)
Schwab Long-Term U.S. Treasury ETF	832,794,640	—	(58,394,575)	(58,394,575)
Schwab U.S. Aggregate Bond ETF	11,179,000,467	2,904,024	(480,580,084)	(477,676,060)
Schwab 1-5 Year Corporate Bond ETF	869,860,897	2,017,519	(3,386,997)	(1,369,478)
Schwab 5-10 Year Corporate Bond ETF	11,526,096,727	78,794,678	(52,025,067)	26,769,611
Schwab Municipal Bond ETF	3,917,294,980	62,339,910	(8,398,568)	53,941,342
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2025, the funds had capital loss carryforwards available as follows:

Schwab U.S. TIPS ETF	$1,191,830,023
Schwab Short-Term U.S. Treasury ETF	541,759,769
Schwab Intermediate-Term U.S. Treasury ETF	730,187,465
Schwab Long-Term U.S. Treasury ETF	47,588,700
Schwab U.S. Aggregate Bond ETF	565,871,174
Schwab 1-5 Year Corporate Bond ETF	10,442,986
Schwab 5-10 Year Corporate Bond ETF	50,304,028
Schwab Municipal Bond ETF	2,115,507
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2026. The tax basis components of distributions paid during the fiscal year ended December 31, 2025 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME
Schwab U.S. TIPS ETF	$—	$552,426,290
Schwab Short-Term U.S. Treasury ETF	—	457,262,100
Schwab Intermediate-Term U.S. Treasury ETF	—	428,517,250
Schwab Long-Term U.S. Treasury ETF	—	38,449,565
Schwab U.S. Aggregate Bond ETF	—	360,788,080
Schwab 1-5 Year Corporate Bond ETF	—	25,006,360
Schwab 5-10 Year Corporate Bond ETF	—	442,268,890
Schwab Municipal Bond ETF	63,347,516	9,624
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended December 31, 2025, the funds did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF, Schwab 5-10 Year Corporate Bond ETF, Schwab Long-Term U.S. Treasury ETF, and Schwab Municipal Bond ETF (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the
Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 6, 2026 and June 10, 2026, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 10, 2026 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
its infrastructure, including the investment adviser’s technology and use of data (including artificial intelligence tools), business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Funds had closely tracked their respective indexes in 2025, with all of the Funds performing in their expected performance ranges. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although the Schwab Short-Term U.S. Treasury ETF and the Schwab U.S. Aggregate Bond ETF had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board noted that each Fund performed in line with its respective benchmark, each Fund’s performance peer group included actively managed peers, which generally had stronger performance than index products over the reporting period, and concluded that other factors relevant to performance supported renewal of the Agreement with respect to each Fund. Such other factors included that the underperformance was attributable, to a significant extent, to investment decisions by the investment adviser that were reasonable and consistent with each Fund’s investment objective and policies. Following such evaluation, the Board concluded, within the context of its full deliberations that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Board considered the rate of compensation called for by the
Agreement and each Fund’s operating expense ratio, in each case, in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. The Board evaluated the Funds’ unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking fixed income indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Board considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Board recognized the difficulty of determining economies of scale with precision and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale by way of the relatively low unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, including technology and use of data (including artificial intelligence tools), increasing expertise and capabilities in key areas (including portfolio and trade

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

MFR62961-15
00326939

Semiannual Holdings and Financial Statements | June 30, 2026
Schwab Core Bond ETF

    Ticker Symbol SCCR

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab Core Bond ETF | Semiannual Holdings and Financial Statements
1

Schwab Core Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/26– 6/30/26§	2/5/25[1]– 12/31/25
Per-Share Data
Net asset value at beginning of period	$25.79	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.57	1.04
Net realized and unrealized gains (losses)	(0.35)	0.67
Total from investment operations	0.22	1.71
Less distributions:
Distributions from net investment income	(0.47)	(0.96)
Distributions from net realized gains	—	(0.01)
Total distributions	(0.47)	(0.97)
Other capital	0.01	0.05
Net asset value at end of period	$25.55	$25.79
Total return	0.91%*	7.14%*
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.16%**	0.16%**
Net investment income (loss)	4.52%**	4.50%**
Portfolio turnover rate[3]	48%*	96%*
Net assets, end of period (x 1,000,000)	$1,497	$1,096

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
2
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements

Schwab Core Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the coupon rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 31.2% OF NET ASSETS

Financial Institutions 10.7%
Banking 9.3%
American Express Co.
5.10%, 02/16/28 (a)(b)	6,435,000	6,461,448
Bank of America Corp.
4.38%, 04/27/28 (a)(b)	11,150,000	11,138,850
5.47%, 01/23/35 (a)(b)	7,985,000	8,147,175
Capital One Financial Corp.
1.88%, 11/02/27 (a)(b)	4,875,000	4,830,540
5.25%, 07/26/30 (a)(b)	6,850,000	6,924,048
Citigroup, Inc.
5.17%, 02/13/30 (a)(b)	10,355,000	10,466,420
2.57%, 06/03/31 (a)(b)	8,700,000	7,993,995
Goldman Sachs Group, Inc.
2.60%, 02/07/30 (b)	11,025,000	10,253,140
4.02%, 10/31/38 (a)(b)	8,280,000	7,265,038
JPMorgan Chase & Co.
5.14%, 01/24/31 (a)(b)	6,220,000	6,290,970
3.88%, 07/24/38 (a)(b)	10,750,000	9,504,182
Morgan Stanley
5.12%, 02/01/29 (a)(b)	10,640,000	10,707,351
5.59%, 01/18/36 (a)(b)	6,150,000	6,284,009
PNC Financial Services Group, Inc.
6.88%, 10/20/34 (a)(b)	5,645,000	6,235,919
U.S. Bancorp
2.22%, 01/27/28 (a)(b)	5,870,000	5,795,803
1.38%, 07/22/30 (b)	7,250,000	6,380,217
Wells Fargo & Co.
4.15%, 01/24/29 (b)	7,530,000	7,463,209
3.07%, 04/30/41 (a)(b)	9,595,000	7,335,090
		139,477,404
Brokerage/Asset Managers/Exchanges 0.5%
Brookfield Finance, Inc.
3.90%, 01/25/28 (b)	7,420,000	7,336,970
Insurance 0.4%
UnitedHealth Group, Inc.
5.35%, 02/15/33 (b)	6,020,000	6,181,637
REITs 0.5%
Simon Property Group LP
4.75%, 09/26/34 (b)	7,835,000	7,656,832
		160,652,843

Industrial 19.5%
Basic Industry 0.9%
Freeport-McMoRan, Inc.
5.45%, 03/15/43 (b)	8,025,000	7,765,712
Rio Tinto Finance USA PLC
5.25%, 03/14/35 (b)	5,710,000	5,801,417
		13,567,129
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Capital Goods 0.7%
Boeing Co.
5.81%, 05/01/50 (b)	6,970,000	6,885,036
General Electric Co.
6.75%, 03/15/32	3,920,000	4,317,527
		11,202,563
Communications 2.1%
AT&T, Inc.
2.25%, 02/01/32 (b)	5,155,000	4,486,912
3.55%, 09/15/55 (b)	9,520,000	6,128,500
Meta Platforms, Inc.
4.20%, 11/15/30 (b)	3,830,000	3,770,061
6.20%, 05/15/46 (b)	4,170,000	4,174,003
5.75%, 11/15/65 (b)	3,500,000	3,144,995
T-Mobile USA, Inc.
3.00%, 02/15/41 (b)	6,250,000	4,617,937
4.50%, 04/15/50 (b)	5,870,000	4,744,486
		31,066,894
Consumer Cyclical 2.3%
Amazon.com, Inc.
4.88%, 03/13/36 (b)	4,100,000	4,036,409
4.05%, 08/22/47 (b)	7,255,000	5,751,546
American Honda Finance Corp.
4.25%, 09/01/28	5,520,000	5,477,054
5.20%, 04/08/33	2,010,000	2,014,000
Honda Motor Co. Ltd.
4.69%, 07/08/30 (b)	5,620,000	5,582,459
Lowe's Cos., Inc.
1.70%, 09/15/28 (b)	6,180,000	5,816,987
Target Corp.
5.00%, 04/15/35 (b)	5,820,000	5,829,196
		34,507,651
Consumer Non-Cyclical 3.1%
AbbVie, Inc.
4.05%, 11/21/39 (b)	7,595,000	6,692,258
Anheuser-Busch InBev Finance, Inc.
4.90%, 02/01/46 (b)	7,405,000	6,731,071
CommonSpirit Health
4.35%, 11/01/42	5,805,000	5,029,858
CVS Health Corp.
4.30%, 03/25/28 (b)	6,540,000	6,507,169
5.25%, 02/21/33 (b)	5,540,000	5,630,745
GE HealthCare Technologies, Inc.
4.80%, 08/14/29 (b)	5,000,000	5,025,700
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/53 (b)	10,110,000	9,518,970
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32 (b)	1,000,000	1,020,130
		46,155,901
See financial notes
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements
3

Schwab Core Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Energy 1.7%
Cheniere Energy Partners LP
5.35%, 11/30/36 (b)(c)	4,350,000	4,329,729
Devon Energy Corp.
5.20%, 09/15/34 (b)	5,460,000	5,467,808
EQT Corp.
3.90%, 10/01/27 (b)	1,771,000	1,755,097
4.75%, 01/15/31 (b)	6,780,000	6,717,488
Kinder Morgan, Inc.
5.15%, 06/01/30 (b)	7,250,000	7,372,090
		25,642,212
Technology 4.1%
Broadcom, Inc.
4.30%, 01/15/31 (b)	7,552,000	7,432,678
Cisco Systems, Inc.
5.90%, 02/15/39	4,900,000	5,193,804
Fiserv, Inc.
3.50%, 07/01/29 (b)	2,710,000	2,601,465
5.63%, 08/21/33 (b)	3,420,000	3,459,569
HUT 8 DC LLC
6.19%, 11/15/42 (c)	6,160,000	6,257,266
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.00%, 01/15/33 (b)	4,880,000	4,865,409
Oracle Corp.
4.45%, 09/26/30 (b)	1,950,000	1,882,784
4.80%, 09/26/32 (b)	1,200,000	1,142,148
4.00%, 11/15/47 (b)	7,475,000	4,982,910
6.13%, 08/03/65 (b)	5,360,000	4,508,832
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
5.70%, 04/15/36 (c)	6,860,000	6,525,575
QUALCOMM, Inc.
4.80%, 05/20/45 (b)	7,110,000	6,349,443
Synopsys, Inc.
4.85%, 04/01/30 (b)	5,915,000	5,926,298
		61,128,181
Transportation 4.6%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	3,746,110	3,694,002
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	2,164,842	2,127,931
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 04/15/30	1,274,088	1,228,272
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	1,006,177	980,842
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31	7,354,276	7,064,371
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	6,500,774	6,104,226
American Airlines 2021-1 Class AA Pass-Through Trust
2.88%, 01/11/36	12,583,631	11,270,404
United Airlines 2015-1 Class AA Pass-Through Trust
3.45%, 06/01/29	1,275,681	1,250,652
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	969,520	948,142
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	9,431,107	9,083,570
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	310,451	299,945
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	8,931,596	8,689,907
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	11,287,019	10,271,752
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	6,157,430	6,229,472
		69,243,488
		292,514,019

Utility 1.0%
Electric 1.0%
NextEra Energy Capital Holdings, Inc.
5.25%, 02/28/53 (b)	6,950,000	6,316,577
6.20%, 10/01/56 (a)(b)	8,000,000	8,000,000
		14,316,577
Total Corporates (Cost $471,352,529)		467,483,439

TREASURIES 17.1% OF NET ASSETS
U.S. Treasury Bonds
4.63%, 02/15/46	25,900,000	24,870,071
2.00%, 08/15/51	17,500,000	9,969,531
4.63%, 02/15/55	22,000,000	20,913,750
4.75%, 05/15/55	20,000,000	19,404,688
U.S. Treasury Notes
3.38%, 12/31/27	22,600,000	22,341,777
3.38%, 02/29/28	35,000,000	34,564,551
3.50%, 01/15/29	19,800,000	19,483,664
3.50%, 03/15/29	24,000,000	23,599,687
3.88%, 04/15/29	24,750,000	24,565,342
3.50%, 02/28/31	24,000,000	23,296,875
3.88%, 04/30/31	33,800,000	33,319,406
Total Treasuries (Cost $255,127,109)		256,329,342

GOVERNMENT RELATED 21.2% OF NET ASSETS

Local Authority 21.2%
U.S. 21.2%
Akron-Summit County Public Library
4.31%, 12/01/29 (d)	635,000	634,006
Albany Capital Resource Corp.
RB Series 2025B
4.78%, 05/01/31	645,000	648,898
RB Series 2025B
5.00%, 05/01/33	760,000	767,522
American Municipal Power, Inc.
RB Series 2019D
2.91%, 02/15/30	300,000	285,488
Broomfield Urban Renewal Authority
Tax Allocation
4.90%, 12/01/30	515,000	522,606
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
RB Series 2012B
5.81%, 07/01/41	350,000	369,327
California Health Facilities Financing Authority
2.58%, 06/01/29	235,000	222,404
California State Public Works Board
5.01%, 09/01/36 (b)	3,010,000	3,022,510
See financial notes
4
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements

Schwab Core Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California State University
RB Series 2020B
2.98%, 11/01/51 (b)	1,010,000	699,658
Central Florida Tourism Oversight District Utility Revenue
RB Series 2025-2
4.10%, 10/01/29	500,000	493,916
RB Series 2025-2
4.15%, 10/01/30	1,000,000	984,572
RB Series 2025-2
4.31%, 10/01/31	1,500,000	1,478,500
City of Asheville
RB
5.12%, 04/01/33	550,000	565,284
RB
5.37%, 04/01/36 (b)	625,000	648,493
City of Atlanta Airport Customer Facility Charge
4.98%, 07/01/35	500,000	504,619
City of Austin
4.68%, 09/01/37 (b)	1,820,000	1,785,536
4.78%, 09/01/38 (b)	3,175,000	3,114,764
City of Brockton
4.45%, 02/01/30	575,000	574,509
5.09%, 02/01/37	1,000,000	1,004,180
City of Charlotte
5.32%, 06/01/38 (b)	500,000	511,494
5.60%, 06/01/42 (b)	6,460,000	6,623,244
City of Chicago
6.50%, 01/01/34 (e)	8,430,000	5,872,043
GO Bonds Series 2026A
5.88%, 01/01/31	935,000	942,750
City of Chula Vista
RB 2021
1.83%, 06/01/31	1,685,000	1,491,223
City of Garland
4.39%, 02/15/31	650,000	649,433
City of Glendale
COP 2021
2.32%, 07/01/31	1,000,000	900,828
COP 2021
2.94%, 07/01/37 (b)	750,000	618,973
City of Kansas City
RB
5.44%, 04/01/39 (b)	2,140,000	2,185,002
City of Lakeland
4.61%, 10/01/28	405,000	406,804
4.78%, 10/01/30	410,000	414,668
4.89%, 10/01/31	415,000	421,408
4.99%, 10/01/32	200,000	203,830
5.12%, 10/01/33	415,000	425,187
City of Modesto Wastewater Revenue
RB
2.23%, 11/01/32 (b)	350,000	303,841
City of New Orleans
4.90%, 12/01/26	1,215,000	1,216,446
City of New York
4.25%, 02/01/29	1,000,000	995,268
4.37%, 02/01/30	2,750,000	2,735,964
5.40%, 02/01/34	1,365,000	1,409,081
5.18%, 02/01/37	5,000,000	5,019,405
5.48%, 02/01/40	5,000,000	5,048,115
GO Bonds Series 2023 B-2
5.98%, 10/01/38 (b)	1,315,000	1,374,773
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds 2025 E-1
4.39%, 10/01/32	5,005,000	4,917,443
GO Bonds 2025 E-1
4.54%, 10/01/33	5,000,000	4,906,555
City of North Platte Combined Utilities Revenue
RB Series 2026B
3.87%, 12/15/27	145,000	143,823
RB Series 2026B
3.92%, 12/15/28	200,000	196,851
RB Series 2026B
3.96%, 12/15/29	235,000	229,587
RB Series 2026B
4.14%, 12/15/30	150,000	146,341
RB Series 2026B
4.22%, 12/15/31 (b)	525,000	510,274
City of Oakland
GO Bonds Series 2025B-2
4.98%, 07/15/36 (b)	1,350,000	1,346,552
GO Bonds Series 2025B-2
5.10%, 07/15/37 (b)	3,160,000	3,160,231
GO Bonds Series 2025B-2
5.20%, 07/15/38 (b)	3,535,000	3,542,904
GO Bonds Series 2025B-2
5.25%, 07/15/39 (b)	2,805,000	2,808,161
GO Bonds Series2023 A-2
5.50%, 07/15/31	195,000	203,468
City of Ogden City Sewer & Water Revenue
RB Series 2020 B
1.55%, 06/15/27	305,000	297,372
City of Philadelphia
GO Bonds
4.68%, 08/01/30	550,000	554,702
GO Bonds
4.95%, 08/01/32	2,270,000	2,313,931
City of Shelbyville
GO Bonds Series 2021
0.75%, 08/01/27	235,000	226,705
City of Tempe
4.17%, 07/01/27	1,375,000	1,376,108
4.31%, 07/01/29	500,000	500,088
City of Trussville
GO Bonds Series 2020 B
1.26%, 10/01/27	220,000	212,364
City of Watertown
GO Bonds Series 2020
2.00%, 06/01/27	290,000	284,528
City of Worcester
GO Bonds Series 1998
6.25%, 01/01/28	1,195,000	1,221,518
Colorado Health Facilities Authority
RB Series 2019B
3.80%, 11/01/44	2,045,000	1,669,665
Colorado Housing & Finance Authority
4.51%, 11/01/30	250,000	249,412
4.93%, 11/01/32	350,000	354,087
RB Series 2025 O-1
4.24%, 11/01/31	1,500,000	1,472,545
RB Series 2025 O-1
4.37%, 11/01/32	1,005,000	986,801
Commonwealth Financing Authority
RB Series 2019A
3.81%, 06/01/41	890,000	767,715
RB Series A
3.86%, 06/01/38	830,000	766,953
See financial notes
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements
5

Schwab Core Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series A
4.14%, 06/01/38	155,000	145,864
County of Franklin
RB Series 2019 B
3.38%, 11/01/50	850,000	614,997
County of Harris Hotel Occupancy Tax Revenue
RB 2024
4.99%, 08/15/37 (b)	745,000	735,188
County of La Salle
GO Bonds
4.13%, 03/01/29	350,000	346,725
GO Bonds
4.24%, 03/01/30	400,000	396,004
GO Bonds
4.39%, 03/01/31	410,000	406,531
County of Larimer
Certificate Participation Series 2025B
4.10%, 12/01/29	1,225,000	1,214,570
Certificate Participation Series 2025B
4.20%, 12/01/30	700,000	693,572
County of Miami-Dade
RB Series 2009 B
7.08%, 10/01/29	150,000	162,031
County of Miami-Dade Seaport Department
1.96%, 10/01/30	2,500,000	2,245,335
County of Pinal
RB
5.34%, 08/01/36 (b)	385,000	400,848
County of Riverside
5.04%, 02/15/35	3,015,000	3,015,295
County of St. Louis
RB Series 2020 B
2.00%, 12/01/27	435,000	421,842
Dallas Fort Worth International Airport
RB Series A
4.09%, 11/01/51	790,000	651,629
Development Authority for Fulton County
4.96%, 08/01/36 (d)	545,000	545,151
District of Columbia
5.75%, 04/01/35 (b)	520,000	545,054
District of Columbia Income Tax Revenue
5.29%, 06/01/40 (b)	500,000	507,373
5.64%, 06/01/45 (b)	2,740,000	2,818,432
Georgia Higher Education Facilities Authority
RB Series 2026A
4.63%, 01/01/32	730,000	731,054
Golden State Tobacco Securitization Corp.
RB Series 2021 A-1
2.33%, 06/01/27	1,000,000	977,839
RB Series 2021 A-1
2.53%, 06/01/28	1,970,000	1,884,736
RB Series 2021 A-1
2.59%, 06/01/29	1,090,000	1,021,037
Harris County Cultural Education Facilities Finance Corp.
2.36%, 11/15/26	235,000	233,447
2.51%, 11/15/27	230,000	224,362
Idaho Housing & Finance Association
4.18%, 01/01/31	1,325,000	1,293,004
4.23%, 07/01/31	1,395,000	1,360,404
4.85%, 01/01/32	500,000	501,870
4.55%, 01/01/33	400,000	395,153
4.95%, 01/01/33	365,000	361,826
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 07/01/33	675,000	669,553
5.22%, 07/01/33	500,000	512,560
Illinois Housing Development Authority
5.14%, 04/01/33	945,000	959,459
RB Series 2025 B
4.78%, 10/01/31	500,000	503,335
RB Series 2025 B
5.13%, 10/01/33 (b)	500,000	505,509
Indiana Finance Authority
RB Series 2022
4.31%, 03/01/52 (b)	1,000,000	837,262
Indiana Housing & Community Development Authority
4.83%, 01/01/31	200,000	202,963
Iowa Finance Authority
4.81%, 01/01/31	100,000	100,936
JobsOhio Beverage System
RB Series 2013 B
4.53%, 01/01/35	2,095,000	2,076,434
Kansas Development Finance Authority
RB Series 2021 K
1.52%, 05/01/28	230,000	218,769
RB Series H
4.93%, 04/15/45	1,335,000	1,277,731
Kentucky State Property & Building Commission
RB Series 2021 B
2.22%, 09/01/31	965,000	866,062
Lawton Industrial Development Authority
Refunding RB
4.05%, 07/01/26	300,000	299,999
Refunding RB
4.00%, 07/01/27	400,000	398,276
Refunding RB
4.20%, 07/01/29	400,000	395,487
Refunding RB
4.50%, 07/01/31	400,000	396,493
Refunding RB
4.60%, 07/01/32	400,000	396,456
Refunding RB
4.75%, 07/01/33	400,000	397,656
Refunding RB
4.95%, 07/01/35	400,000	398,473
Los Angeles Community College District
GO Bonds 2004 B
5.52%, 08/01/29	1,520,000	1,548,515
Los Angeles Unified School District
4.21%, 10/01/27	250,000	249,812
4.48%, 10/01/30	525,000	524,185
4.78%, 10/01/32	750,000	755,236
4.96%, 10/01/33	765,000	775,759
5.41%, 10/01/39 (b)	8,205,000	8,386,970
Maine Health & Higher Educational Facilities Authority
RB Series 2021 B
1.86%, 07/01/28	300,000	284,725
Maryland Department of Housing & Community Development
RB Series 2025 B
5.09%, 09/01/32	740,000	752,351
Massachusetts Development Finance Agency
4.53%, 10/01/29	600,000	602,869
4.60%, 10/01/30	1,000,000	1,006,526
4.82%, 10/01/32	1,875,000	1,897,843
RB Series 2025G
6.38%, 10/01/28	2,000,000	2,004,300
See financial notes
6
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements

Schwab Core Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series 2025G
6.63%, 10/01/30	4,000,000	4,067,880
Massachusetts Housing Finance Agency
RB Series 2025 243
4.65%, 06/01/31	500,000	501,403
RB Series 2025 243
4.97%, 06/01/33	500,000	503,322
McKinney Economic Development Corp. Sales Tax Revenue
RB
5.35%, 09/01/33	220,000	227,350
Michigan Finance Authority
2.67%, 09/01/49 (b)(f)	535,000	533,778
Michigan State Housing Development Authority
RB
4.29%, 06/01/31	675,000	669,459
RB
4.71%, 06/01/33	375,000	373,916
Minnesota Housing Finance Agency
4.60%, 07/01/29	760,000	764,134
4.17%, 01/01/31	635,000	626,084
4.91%, 01/01/31	825,000	831,781
4.68%, 07/01/33	790,000	780,939
RB Series 2025 A
4.98%, 01/01/32	485,000	487,425
Montgomery County Housing Opportunities Commission
RB Series 2025
5.05%, 12/01/37 (b)	500,000	501,767
RB Series 2025
4.48%, 12/01/29	250,000	250,349
Nebraska Investment Finance Authority
5.35%, 03/01/33	285,000	294,067
5.45%, 03/01/34 (b)	1,630,000	1,681,751
New Hampshire Business Finance Authority
5.88%, 12/01/35	2,130,000	2,269,941
New Hampshire Housing Finance Authority
4.19%, 01/01/31	760,000	751,851
4.24%, 07/01/31	755,000	746,048
4.57%, 01/01/33	450,000	446,130
4.67%, 07/01/33	475,000	471,416
New Jersey Economic Development Authority
RB Series 2019 NNN
3.87%, 06/15/33	645,000	609,878
Series A
7.43%, 02/15/29	1,721,000	1,784,083
New Jersey Educational Facilities Authority
3.44%, 09/01/27	475,000	468,983
New York City Housing Development Corp.
RB Series 2020 F1
2.24%, 05/01/30 (b)	235,000	216,290
New York City Transitional Finance Authority Future Tax Secured Revenue
4.33%, 11/01/27	1,000,000	1,000,209
4.93%, 05/01/31	1,055,000	1,070,716
5.22%, 05/01/33	1,005,000	1,029,741
5.66%, 05/01/40 (b)	1,000,000	1,029,231
RB Series 2025 F
4.75%, 11/01/27	295,000	296,273
RB Series 2018 C-5
3.85%, 05/01/30 (b)	250,000	244,422
RB Series 2026 D-2
3.90%, 11/01/26	2,500,000	2,498,727
RB Series 2026 D-2
3.81%, 11/01/27	2,500,000	2,484,150
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State Dormitory Authority
5.23%, 07/01/35	7,025,000	7,202,276
5.99%, 07/01/45 (b)	1,845,000	1,907,815
Norfolk Airport Authority
4.87%, 07/01/34	700,000	697,525
4.97%, 07/01/35	720,000	719,775
North Dakota Housing Finance Agency
RB
5.05%, 01/01/31	475,000	483,855
Ontario Public Financing Authority
5.21%, 03/01/37	1,340,000	1,353,956
RB Series 2026A
4.57%, 10/01/34	500,000	489,495
Oregon State Lottery
4.46%, 04/01/30	255,000	255,265
5.38%, 04/01/38 (b)	500,000	512,171
Pennsylvania Economic Development Financing Authority
2.62%, 03/01/29	1,865,000	1,778,761
RB Series 2021
1.97%, 06/15/28	1,120,000	1,067,027
RB Series 2025
4.72%, 06/01/29	155,000	156,545
RB Series 2025
4.88%, 06/01/31	210,000	213,780
Philadelphia Authority for Industrial Development
RB Series 1999 C
6.55%, 10/15/28	11,745,000	12,243,047
Port Authority of New York & New Jersey
5.65%, 11/01/40	605,000	634,266
RB Series 2019 215
3.29%, 08/01/69	300,000	190,779
Public Finance Authority
RB Series 2017A
3.11%, 07/01/27	300,000	296,966
Redevelopment Authority of the City of Philadelphia
5.22%, 09/01/38	1,255,000	1,260,400
5.32%, 09/01/39	1,350,000	1,358,216
RB Series 2026A
4.07%, 11/01/29	2,010,000	1,985,066
RB Series 2026A
4.13%, 11/01/30	1,475,000	1,452,223
RB Series 2026A
4.43%, 11/01/32	1,430,000	1,410,153
RB Series 2026A
4.80%, 11/01/36 (b)	4,000,000	3,940,832
RB Series 2026A
4.90%, 11/01/37 (b)	3,430,000	3,377,730
RB Series 2026A
5.25%, 11/01/41 (b)	2,500,000	2,465,085
Redondo Beach Community Financing Authority
RB Series 2021 A
2.09%, 05/01/30	525,000	480,536
Rhode Island Housing & Mortgage Finance Corp.
RB Series 2025 85
4.96%, 10/01/33 (b)	500,000	499,551
Rutgers The State University of New Jersey
Series R
3.27%, 05/01/43	1,865,000	1,525,814
Sales Tax Securitization Corp.
RB Series 2017 C
3.28%, 01/01/29	1,015,000	984,149
See financial notes
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements
7

Schwab Core Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series 2024 B
5.23%, 01/01/39 (b)	4,500,000	4,501,872
RB Series 2021B
3.34%, 01/01/48 (b)	100,000	72,244
San Francisco City & County Redevelopment Successor Agency
RB Series 2025 C
4.41%, 08/01/31	800,000	795,373
RB Series 2025 C
4.54%, 08/01/32	500,000	498,496
RB Series 2025 C
4.70%, 08/01/33	1,010,000	1,012,507
San Jose Financing Authority
Refunding RB
2.86%, 06/01/38 (b)	7,395,000	5,928,224
Sangamon County School District No. 186 Springfield
5.55%, 02/01/38	750,000	763,430
5.55%, 02/01/38	925,000	941,446
South Carolina Public Service Authority
RB Series 2009 F
5.74%, 01/01/30	771,000	788,956
RB Series 2012 E
4.55%, 12/01/30	1,365,000	1,364,196
RB Series 2025 C
4.71%, 12/01/28	350,000	351,889
RB Series 2025 C
5.01%, 12/01/32	125,000	126,655
Southwestern Illinois Community College District No. 522
Refunding GO Bonds
4.20%, 12/01/29	650,000	646,381
Refunding GO Bonds
4.35%, 12/01/30	800,000	796,948
Refunding GO Bonds
4.50%, 12/01/31	1,300,000	1,297,807
Refunding GO Bonds
4.63%, 12/01/32	875,000	874,757
Southwestern Illinois Development Authority
RB
5.06%, 04/01/31	400,000	405,972
State Board of Administration Finance Corp.
RB Series 2024 A
5.53%, 07/01/34 (b)	9,898,000	10,291,139
Series A
1.71%, 07/01/27	986,000	961,418
State of California
GO Bonds
5.10%, 09/01/35	3,505,000	3,562,289
GO Bonds
5.13%, 03/01/38 (b)	1,330,000	1,333,370
State of Connecticut
4.59%, 03/15/30	250,000	251,615
5.15%, 03/15/35	200,000	206,524
GO Bonds Series 2008A
5.85%, 03/15/32	535,000	562,349
State of Hawaii
5.63%, 10/01/37	1,500,000	1,589,449
5.08%, 10/01/40	2,000,000	1,988,266
State of Illinois
4.00%, 09/01/28	9,760,000	9,640,372
4.40%, 09/01/31	3,055,000	2,996,805
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	2,208,758	2,232,882
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2024 A
4.48%, 10/01/32	365,000	356,912
GO Bonds Series 2026A
5.18%, 04/01/36	5,050,000	5,089,016
State of Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	231,937	234,986
Sumter Landing Community Development District
RB Series 2016
4.17%, 10/01/47	1,100,000	983,763
Syracuse Regional Airport Authority
4.30%, 07/01/27	440,000	439,749
4.55%, 07/01/29	300,000	299,990
4.62%, 07/01/30	350,000	350,201
5.12%, 07/01/37	435,000	437,493
5.24%, 07/01/38	500,000	503,946
Texas Tech University System
4.62%, 02/15/29	200,000	201,186
Toledo Lucas County Public Library
GO Bonds Series 2025 B
5.14%, 12/01/38 (b)	750,000	756,132
University of California College of the Law San Francisco
RB Series 2026
4.17%, 08/01/27	225,000	224,247
RB Series 2026
4.22%, 08/01/28	125,000	123,836
RB Series 2026
4.27%, 08/01/29	100,000	98,559
RB Series 2026
4.42%, 08/01/30	125,000	123,080
RB Series 2026
4.52%, 08/01/31	215,000	211,121
RB Series 2026
4.72%, 08/01/32	200,000	196,930
RB Series 2026
4.82%, 08/01/33	200,000	196,718
RB Series 2026
4.99%, 08/01/34	200,000	197,584
RB Series 2026
5.09%, 08/01/35	250,000	247,573
RB Series 2026
5.19%, 08/01/36	200,000	198,420
RB Series 2026
5.29%, 08/01/37 (b)	300,000	298,183
RB Series 2026
5.39%, 08/01/38 (b)	2,655,000	2,643,276
RB Series 2026
5.54%, 08/01/39 (b)	500,000	501,684
RB Series 2026
5.64%, 08/01/40 (b)	735,000	740,543
University of Michigan
RB Series C
3.60%, 04/01/47	1,435,000	1,190,955
University of North Texas System
RB
5.31%, 04/15/39 (b)	320,000	324,709
Utah Housing Corp.
4.94%, 01/01/31	270,000	274,568
5.40%, 01/01/33	825,000	853,985
RB Series 2025 D
5.08%, 01/01/34 (b)	360,000	363,999
RB Series 2026C
4.32%, 01/01/32	500,000	492,317
See financial notes
8
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements

Schwab Core Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Vermont Housing Finance Agency
5.36%, 11/01/33	230,000	236,512
RB Series 2025 B
5.32%, 11/01/34 (b)	130,000	131,418
Virginia Housing Development Authority
4.19%, 01/01/31	650,000	641,650
4.25%, 07/01/31	955,000	941,747
4.32%, 01/01/32	1,915,000	1,886,095
4.37%, 07/01/32	1,590,000	1,562,867
4.64%, 01/01/33	660,000	654,590
4.69%, 07/01/33	500,000	495,051
4.79%, 01/01/34 (b)	500,000	495,858
4.84%, 07/01/34 (b)	650,000	643,703
4.89%, 01/01/35 (b)	960,000	950,444
4.99%, 07/01/35 (b)	890,000	883,994
Williamsburg Economic Development Authority
RB Series 2025
4.96%, 11/01/35	1,745,000	1,738,749
		317,175,456
Total Government Related (Cost $317,318,927)		317,175,456

SECURITIZED 29.5% OF NET ASSETS

Mortgage-Backed Securities Pass-Through 29.5%
Federal Home Loan Mortgage Corp.
2.00%, 05/01/36 to 08/01/52 (b)	30,087,326	24,958,032
2.00%, 03/01/52	1,568,438	1,263,944
2.50%, 10/01/31 to 04/01/52 (b)	13,315,395	11,572,784
3.00%, 04/01/50 to 11/01/52 (b)	2,732,108	2,400,385
3.50%, 11/01/51 to 11/01/54 (b)	5,094,565	4,663,634
4.00%, 06/01/52 to 09/01/52 (b)	4,839,028	4,544,195
4.00%, 11/01/52	4,979,014	4,674,717
4.50%, 08/01/52 to 01/01/55 (b)	33,525,468	32,384,960
4.50%, 12/01/54	879,414	844,857
5.00%, 08/01/52 to 11/01/55 (b)	27,037,848	26,708,260
5.00%, 09/01/53 to 11/01/55	3,393,132	3,350,325
5.50%, 05/01/53 to 05/01/55 (b)	16,525,274	16,651,969
6.00%, 09/01/53 to 05/01/55 (b)	5,913,911	6,068,595
6.50%, 12/01/53 to 06/01/55 (b)	3,511,407	3,657,248
Federal National Mortgage Association
2.00%, 01/01/37 to 10/01/52 (b)	40,481,248	33,146,638
2.00%, 06/01/50	1,565,584	1,269,528
2.50%, 10/01/35 to 02/01/52 (b)	21,018,607	18,132,665
2.50%, 07/01/53	6,735,387	5,670,663
3.00%, 10/01/51 to 09/01/52 (b)	15,071,231	13,299,550
3.00%, 06/01/52 to 06/01/53	9,812,580	8,665,462
3.50%, 09/01/50 to 10/01/52 (b)	16,273,312	14,888,452
3.50%, 09/01/52	9,047,253	8,276,616
4.00%, 10/01/51 to 08/01/55 (b)	35,732,496	33,565,472
4.50%, 09/01/52 to 01/01/53 (b)	11,887,667	11,491,668
4.50%, 12/01/52 to 03/01/54	5,861,977	5,659,937
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 11/01/53 to 09/01/55 (b)	17,851,693	17,602,806
5.00%, 02/01/54 to 01/01/55	22,965,683	22,651,567
5.50%, 12/01/52 to 08/01/55 (b)	6,469,987	6,508,800
6.00%, 07/01/53 to 05/01/55 (b)	7,980,603	8,160,627
6.50%, 06/01/55 (b)	656,835	679,221
Government National Mortgage Association
2.50%, 02/20/50 to 06/20/52 (b)	14,386,138	12,305,426
3.00%, 11/20/49 to 09/20/52 (b)	9,658,797	8,596,187
3.50%, 06/20/50 to 01/20/53 (b)	9,772,462	8,944,433
4.00%, 11/20/48 to 06/20/54 (b)	28,428,988	26,773,432
4.50%, 12/20/48 to 07/20/53 (b)	24,381,755	23,652,486
5.50%, 07/20/54 to 08/20/55 (b)	7,132,055	7,193,518
Total Securitized (Cost $442,224,515)		440,879,059

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58% (g)	7,403,538	7,403,538
Total Short-Term Investments (Cost $7,403,538)		7,403,538
Total Investments in Securities (Cost $1,493,426,618)		1,489,270,834

(a)	Fixed-to-Float security is in a fixed-rate coupon period.
(b)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(c)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $17,112,570 or 1.1% of net assets.

(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(f)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(g)	The rate shown is the annualized 7-day yield.

COP —	Certificate of participation
GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
See financial notes
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements
9

Schwab Core Bond ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$467,483,439	$—	$467,483,439
Treasuries[1]	—	256,329,342	—	256,329,342
Government Related[1]	—	317,175,456	—	317,175,456
Securitized[1]	—	440,879,059	—	440,879,059
Short-Term Investments[1]	7,403,538	—	—	7,403,538
Total	$7,403,538	$1,481,867,296	$—	$1,489,270,834

[1]	As categorized in the Portfolio Holdings.
See financial notes
10
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements

Schwab Core Bond ETF
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $1,493,426,618)		$1,489,270,834
Receivables:
Interest		14,749,763
Investments sold		10,686,823
Fund shares sold		2,555,177
Dividends		31,299
Income from securities on loan	+	15
Total assets		1,517,293,911

Liabilities
Payables:
Investments bought		18,591,468
Investments bought - delayed-delivery		1,180,000
Management fees	+	193,075
Total liabilities		19,964,543
Net assets		$1,497,329,368

Net Assets by Source
Capital received from investors		$1,502,280,897
Total distributable loss	+	(4,951,529)
Net assets		$1,497,329,368

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,497,329,368		58,600,000		$25.55

See financial notes
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements
11

Schwab Core Bond ETF
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$29,713,031
Dividends received from securities - unaffiliated issuers		142,016
Securities on loan, net	+	647
Total investment income		29,855,694

Expenses
Management fees		1,021,098
Total expenses	–	1,021,098
Net investment income		28,834,596

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(5,532,743)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(11,867,168)
Net realized and unrealized losses		(17,399,911)
Increase in net assets resulting from operations		$11,434,685
See financial notes
12
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements

Schwab Core Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		2/5/25*-12/31/25
Net investment income		$28,834,596	$20,317,847
Net realized gains (losses)		(5,532,743)	2,229,160
Net change in unrealized appreciation (depreciation)	+	(11,867,168)	7,711,384
Increase in net assets resulting from operations		$11,434,685	$30,258,391

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($23,625,890 )	($20,646,450 )

TRANSACTIONS IN FUND SHARES
	1/1/26-6/30/26			2/5/25*-12/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		16,100,000	$413,107,640	56,600,000	$1,451,797,224
Other capital		—	316,193	—	984,026
Shares redeemed	+	—	—	(14,100,000)	(366,296,451)
Net transactions in fund shares		16,100,000	$413,423,833	42,500,000	$1,086,484,799

SHARES OUTSTANDING AND NET ASSETS
	1/1/26-6/30/26			2/5/25*-12/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		42,500,000	$1,096,096,740	—	$—
Total increase	+	16,100,000	401,232,628	42,500,000	1,096,096,740
End of period		58,600,000	$1,497,329,368	42,500,000	$1,096,096,740

*	Commencement of operations.
See financial notes
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements
13

Schwab Core Bond ETF
Financial Notes, unaudited

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
The fund issues and redeems shares at its net asset value per share only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s net asset value can be found at www.schwabassetmanagement.com.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Core Bond ETF’s goal is to seek to provide total return while generating income through investing in U.S. dollar-denominated debt securities.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
14
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements

Schwab Core Bond ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions and When-Issued Securities: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis, if any, are identified as such in the fund’s Portfolio Holdings. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security.
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements
15

Schwab Core Bond ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, the fund operates as a limited derivatives user, with respect to purchase commitments held within the fund, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the fund’s exposure is monitored under a derivatives risk management program.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of June 30, 2026, the fund had no securities on loan.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).  Dividends and distributions from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
16
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements

Schwab Core Bond ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis. In these instances, the fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The Treasury Market Practices Group of the Federal Reserve Bank of New York recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges, if any, are included in net realized gains (losses) on sales of securities — unaffiliated issuers in the fund’s Statement of Operations.
(g) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. The fund did not pay any federal taxes during the period.
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(k) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust.
For its advisory services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.16% of the fund’s average daily net assets.
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements
17

Schwab Core Bond ETF
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The fund may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. For the period ended June 30, 2026, the fund did not have any purchases and sales of securities with other funds managed by the investment adviser.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Amended and Restated Advisory Agreement where the investment adviser pays the operational expenses of the fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2026, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
PURCHASES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	PURCHASES OF OTHER LONG-TERM SECURITIES	TOTAL PURCHASES OF LONG-TERM SECURITIES
$646,057,067	$206,946,502	$853,003,569
SALES/MATURITIES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	SALES/MATURITIES OF OTHER LONG-TERM SECURITIES	TOTAL SALES/MATURITIES OF LONG-TERM SECURITIES
554,962,611	58,183,985	613,146,596
*
Includes securities guaranteed by U.S. Government Agencies.
18
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements

Schwab Core Bond ETF
Financial Notes, unaudited (continued)

 7. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in the fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges are recorded in the Transactions In Fund Shares section in Other capital in the Statement of Changes in Net Assets and in Per-Share Data Other capital in the Financial Highlights. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended June 30, 2026, were as follows:
IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
$171,288,244	$—
The fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value. The net realized gains or losses on sales of in-kind redemptions for the period ended June 30, 2026, if any, are disclosed in the fund’s Statement of Operations.
As described in the fund’s registration statement, when an investor is unable to deliver all or a portion of the in-kind basket of securities associated with a purchase of Creation Units or is unable to deliver all or a portion of the ETF shares associated with a redemption of Creation Units, the investor must pledge cash collateral on a daily marked-to-market basis in an amount at least equal to the market value of the missing securities or ETF shares. The trust, on behalf of the fund, is permitted to utilize the collateral to purchase the missing shares or acquire the securities at any time and the investor is liable for all costs associated with such purchases. Cash collateral amounts, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

8. Federal Income Taxes:
As of June 30, 2026, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$1,493,440,493	$4,739,654	($8,909,313 )	($4,169,659 )

The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
For tax purposes, net realized capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended December 31, 2025, the fund had capital losses deferred of $591,314.
As of December 31, 2025, the fund had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2026. The tax basis components of distributions paid during the fiscal period ended December 31, 2025, were as follows:
PRIOR FISCAL PERIOD END DISTRIBUTIONS
ORDINARY INCOME
$20,646,450
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements
19

Schwab Core Bond ETF
Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. During the period ended December 31, 2025, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
20
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements
21

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
22
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements
23

Schwab Core Bond ETF
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Core Bond ETF (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 6, 2026 and June 10, 2026, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 10, 2026 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s limited investment performance;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data (including artificial intelligence tools), business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as
24
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements

Schwab Core Bond ETF
the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered that the Fund commenced investment operations on February 5, 2025 and therefore had less than one year of performance history available. The Trustees acknowledged that the Fund outperformed its benchmark and some of the top funds in its peer group during its limited operating history.
Fund Expenses. With respect to the Fund’s expenses, the Board considered the rate of compensation called for by the Agreement and the Fund’s operating expense ratio, in each case, in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. Although the Fund had a limited operating history, the Board considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Board recognized the difficulty of determining economies of scale with precision, and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale by way of the relatively low unitary fee structure of the Fund and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, including technology and use of data (including artificial intelligence tools), increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements
25

MFR128059-01
00326938

Semiannual Holdings and Financial Statements | June 30, 2026
Schwab Ultra-Short Income ETF

    Ticker Symbol SCUS

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements
1

Schwab Ultra-Short Income ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/26– 6/30/26§	1/1/25– 12/31/25	8/13/24[1]– 12/31/24
Per-Share Data
Net asset value at beginning of period	$25.17	$25.08	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.49	1.07	0.46
Net realized and unrealized gains (losses)	(0.07)	0.06	0.02
Total from investment operations	0.42	1.13	0.48
Less distributions:
Distributions from net investment income	(0.40)	(1.05)	(0.41)
Other capital	—	0.01	0.01
Net asset value at end of period	$25.19	$25.17	$25.08
Total return	1.69%*	4.64%	1.96%*
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.14%**	0.14%	0.14%**
Net investment income (loss)	3.90%**	4.27%	4.75%**
Portfolio turnover rate	19%*	50%[3]	3%*
Net assets, end of period (x 1,000,000)	$242	$184	$70

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Portfolio turnover rate excludes variable rate demand note transactions.
See financial notes
2
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the coupon rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Securities whose maturities at the time of acquisition were one year or less are categorized under Short-Term Investments.

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 29.2% OF NET ASSETS
Financial Institutions 12.4%
Banking 8.7%
American Express Co.	(a)	3.30%	05/03/27	1,000,000	992,100
Bank of Montreal	(a)	5.27%	12/11/26	600,000	602,826
Bank of Nova Scotia		2.70%	08/03/26	600,000	599,256
Bank of Nova Scotia	(a)	1.30%	09/15/26	500,000	497,070
Bank of Nova Scotia	(a)	5.25%	06/12/28	1,000,000	1,016,190
Canadian Imperial Bank of Commerce	(a)	5.93%	10/02/26	725,000	728,233
Canadian Imperial Bank of Commerce	(a)	3.45%	04/07/27	3,500,000	3,478,790
Capital One Financial Corp.	(a)	3.80%	01/31/28	1,000,000	987,990
Capital One NA	(a)	4.65%	09/13/28	700,000	701,309
Goldman Sachs Group, Inc.	(a)	3.50%	11/16/26	437,000	435,746
Goldman Sachs Group, Inc.	(a)(b)	3.81%	04/23/29	1,500,000	1,476,690
Morgan Stanley Bank NA (SOFR + 0.87%)	(a)(c)	3.68%	05/26/28	636,000	637,647
National Australia Bank Ltd.		4.31%	06/13/28	1,500,000	1,498,485
National Australia Bank Ltd.		4.90%	06/13/28	730,000	737,139
PNC Financial Services Group, Inc.	(a)	2.60%	07/23/26	475,000	474,573
Sumitomo Mitsui Financial Group, Inc.		1.40%	09/17/26	500,000	497,155
Toronto-Dominion Bank	(a)	4.57%	12/17/26	500,000	500,975
Toronto-Dominion Bank	(a)	4.11%	10/13/28	385,000	381,108
Truist Bank	(a)	3.80%	10/30/26	699,000	698,273
Truist Bank (SOFR + 0.66%)	(a)(c)	3.62%	01/27/29	500,000	499,735
Truist Financial Corp.	(a)	1.13%	08/03/27	2,000,000	1,932,640
Truist Financial Corp.	(a)(b)	1.89%	06/07/29	1,700,000	1,613,300
					20,987,230
Brokerage/Asset Managers/Exchanges 0.1%
Jefferies Financial Group, Inc.	(a)	4.85%	01/15/27	125,000	125,155
Jefferies Financial Group, Inc.	(a)	6.45%	06/08/27	100,000	101,553
					226,708
Insurance 2.5%
American International Group, Inc.	(a)	4.20%	04/01/28	2,130,000	2,114,643
Elevance Health, Inc.	(a)	4.50%	10/30/26	500,000	500,635
Elevance Health, Inc.	(a)	4.10%	03/01/28	1,250,000	1,241,350
Elevance Health, Inc.	(a)	4.00%	09/15/28	963,000	951,954
UnitedHealth Group, Inc.	(a)	3.85%	06/15/28	1,160,000	1,148,447
					5,957,029
See financial notes
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements
3

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
REITs 1.1%
Digital Realty Trust LP	(a)(d)	4.45%	07/15/28	1,000,000	996,560
Prologis LP	(a)(d)	3.88%	09/15/28	1,000,000	985,980
Prologis LP	(a)	4.00%	09/15/28	755,000	747,359
					2,729,899
					29,900,866
Industrial 14.7%
Communications 0.4%
AT&T, Inc.	(a)	4.10%	02/15/28	970,000	962,851
Consumer Cyclical 2.0%
Lowe’s Cos., Inc.	(a)	4.00%	10/15/28	525,000	518,642
Lowe’s Cos., Inc.	(a)	3.65%	04/05/29	1,500,000	1,465,635
Starbucks Corp.	(a)	4.00%	11/15/28	630,000	622,843
Toyota Motor Corp.	(a)	5.28%	07/13/26	600,000	600,258
Toyota Motor Credit Corp.		4.05%	09/05/28	1,225,000	1,216,168
VICI Properties LP/VICI Note Co., Inc.	(a)(e)	5.75%	02/01/27	220,000	220,726
VICI Properties LP/VICI Note Co., Inc.	(a)(e)	3.75%	02/15/27	150,000	149,150
					4,793,422
Consumer Non-Cyclical 2.5%
AbbVie, Inc.	(a)	4.25%	11/14/28	1,700,000	1,694,101
CVS Health Corp.	(a)	3.00%	08/15/26	125,000	124,819
CVS Health Corp.	(a)	4.30%	03/25/28	1,205,000	1,198,951
Philip Morris International, Inc.	(a)	3.88%	10/27/28	1,139,000	1,124,227
Philip Morris International, Inc. (SOFR + 0.66%)	(c)	4.29%	10/27/28	275,000	275,657
Tyson Foods, Inc.	(a)	3.55%	06/02/27	250,000	248,008
Tyson Foods, Inc.	(a)	4.35%	03/01/29	400,000	396,844
Tyson Foods, Inc.	(a)	5.40%	03/15/29	955,000	973,393
					6,036,000
Energy 2.8%
BP Capital Markets America, Inc.	(a)(d)	4.23%	11/06/28	2,280,000	2,264,952
ConocoPhillips Co.	(a)(d)	4.40%	07/15/27	525,000	525,031
Kinder Morgan, Inc.	(a)(d)	4.30%	03/01/28	1,000,000	996,310
Schlumberger Holdings Corp.	(a)(e)	5.00%	05/29/27	950,000	955,377
Schlumberger Holdings Corp.	(a)(e)	3.90%	05/17/28	2,025,000	2,003,353
					6,745,023
Technology 6.2%
Broadcom, Inc.	(a)(d)	4.75%	04/15/29	3,840,000	3,861,888
Equinix, Inc.	(a)	1.55%	03/15/28	1,215,000	1,155,295
Fiserv, Inc.	(a)	5.45%	03/02/28	450,000	454,446
Fiserv, Inc.	(a)	5.38%	08/21/28	210,000	212,236
Fiserv, Inc.	(a)	4.20%	10/01/28	900,000	887,814
Hewlett Packard Enterprise Co.	(a)	4.45%	09/25/26	125,000	125,089
Hewlett Packard Enterprise Co.	(a)	4.15%	09/15/28	1,613,000	1,597,241
Hewlett Packard Enterprise Co. (SOFR + 0.96%)	(c)	4.60%	09/15/28	365,000	367,705
Intel Corp.	(a)	3.15%	05/11/27	105,000	103,896
Intel Corp.	(a)	4.88%	02/10/28	600,000	602,382
See financial notes
4
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Intel Corp.	(a)	1.60%	08/12/28	190,000	178,794
International Business Machines Corp.	(a)	4.50%	02/06/28	365,000	365,208
Oracle Corp.	(a)	2.65%	07/15/26	150,000	149,894
Salesforce, Inc.	(a)	4.65%	03/15/29	4,245,000	4,243,769
Synopsys, Inc.	(a)	4.55%	04/01/27	750,000	751,237
					15,056,894
Transportation 0.8%
FedEx Corp.	(a)	3.40%	02/15/28	200,000	196,452
FedEx Corp.	(a)(d)	4.20%	10/17/28	1,740,000	1,723,626
					1,920,078
					35,514,268
Utility 2.1%
Electric 2.1%
Dominion Energy, Inc.	(a)	4.25%	06/01/28	900,000	894,447
National Rural Utilities Cooperative Finance Corp.	(a)	5.60%	11/13/26	500,000	502,245
National Rural Utilities Cooperative Finance Corp.	(a)	5.05%	09/15/28	1,970,000	1,992,911
Southwestern Electric Power Co.	(a)	4.10%	09/15/28	260,000	257,052
Xcel Energy, Inc.	(a)	3.35%	12/01/26	400,000	398,724
Xcel Energy, Inc.	(a)	4.75%	03/21/28	1,050,000	1,053,276
					5,098,655
Total Corporates (Cost $70,893,762)					70,513,789

SHORT-TERM INVESTMENTS 57.7% OF NET ASSETS

CORPORATES 6.0% OF NET ASSETS
Financial Institutions 6.0%
Banking 4.1%
American Express Co.	(a)	2.55%	03/04/27	3,525,000	3,485,802
Sumitomo Mitsui Financial Group, Inc.		2.63%	07/14/26	1,820,000	1,819,272
U.S. Bancorp	(a)	3.15%	04/27/27	4,730,000	4,689,653
					9,994,727
REITs 1.9%
Simon Property Group LP	(a)	1.38%	01/15/27	4,550,000	4,484,435
					14,479,162
Total Corporates (Cost $14,487,746)					14,479,162

See financial notes
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements
5

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CERTIFICATES OF DEPOSIT 22.9% OF NET ASSETS
BANCO BILBAO VIZCAYA ARGENTARIA SA		4.30%	05/28/27	5,000,000	4,996,209
BANK OF AMERICA NA		4.28%	07/01/27	210,000	209,916
BANK OF MONTREAL (CHICAGO BRANCH)
(SOFR + 0.30%)	(a)(c)	3.92%	10/13/26	3,600,000	3,600,150
(SOFR + 0.37%)	(a)(c)	3.99%	11/13/26	1,100,000	1,100,188
BANK OF NOVA SCOTIA		4.14%	06/01/27	800,000	799,082
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(SOFR + 0.27%)	(c)	3.89%	08/06/26	1,000,000	1,000,167
(SOFR + 0.31%)	(c)	3.93%	09/09/26	2,000,000	2,000,771
BANK OF NOVA SCOTIA (NEW YORK BRANCH)
(SOFR + 0.27%)	(c)	3.89%	10/13/26	455,000	455,112
BNP PARIBAS SA
(SOFR + 0.31%)	(c)	3.93%	02/19/27	4,355,000	4,355,612
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		3.76%	08/03/26	1,000,000	999,982
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		4.22%	03/25/27	1,000,000	999,934
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		3.80%	08/31/26	4,135,000	4,135,372
CREDIT INDUSTRIEL ET COMMERCIAL		4.17%	08/21/26	3,000,000	3,001,062
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
(SOFR + 0.20%)	(c)	3.82%	08/31/26	2,500,000	2,500,483
MUFG BANK LTD (NEW YORK BRANCH)
		3.79%	07/30/26	2,200,000	2,200,217
(SOFR + 0.27%)	(c)	3.89%	12/18/26	900,000	899,966
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)		3.78%	08/07/26	3,000,000	2,999,424
NATIXIS (NEW YORK BRANCH)		5.61%	09/18/26	925,000	927,148
NORDDEUTSCHE LANDESBANK		4.24%	06/07/27	5,000,000	4,996,530
ROYAL BANK OF CANADA (NEW YORK BRANCH)		3.74%	10/02/26	500,000	499,758
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		3.90%	11/20/26	600,000	599,642
SUMITOMO MITSUI TRUST BANK LTD (LONDON BRANCH)		3.99%	08/03/26	5,000,000	5,001,009
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		3.96%	01/20/27	1,000,000	999,125
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(SOFR + 0.37%)	(a)(c)	3.99%	11/09/26	2,500,000	2,500,510
(SOFR + 0.37%)	(a)(c)	3.99%	11/13/26	340,000	340,075
(SOFR + 0.32%)	(a)(c)	3.94%	03/10/27	780,000	780,286
(SOFR + 0.41%)	(a)(c)	4.03%	04/20/27	680,000	680,554
		4.08%	05/05/27	370,000	369,422
		4.43%	07/23/27	1,400,000	1,400,871
Total Certificates Of Deposit (Cost $55,353,555)					55,348,577

See financial notes
6
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ASSET-BACKED COMMERCIAL PAPER 9.6% OF NET ASSETS
BARCLAYS BANK PLC US COLLATERALIZED CP NOTES SERIES 2010-1
	(d)(e)(f)	3.80%	07/07/26	1,600,000	1,598,859
	(d)(e)(f)	3.80%	08/07/26	1,000,000	996,055
CHESHAM FIN LTD / CHESHAM FIN LLC SERIES 4	(d)(e)(f)	3.67%	07/01/26	2,800,000	2,799,716
COLLATERALIZED COMMERCIAL PAPER V CO LLC	(a)(d)	4.06%	01/25/27	1,000,000	998,914
CONCORD MINUTEMEN CAPITAL CO LLC SERIES B	(d)(e)(f)	3.90%	08/27/26	5,000,000	4,968,691
CONCORD MINUTEMEN CAPITAL CO LLC SERIES C
(SOFR + 0.44%)	(a)(c)(d)(e)	4.06%	09/17/26	4,000,000	4,000,589
(SOFR + 0.35%)	(a)(c)(d)(e)	3.97%	11/24/26	2,000,000	2,000,238
FALCON ASSET FUNDING LLC
(SOFR + 0.34%)	(a)(c)(d)(e)	3.96%	10/20/26	1,500,000	1,500,059
(SOFR + 0.32%)	(a)(c)(d)(e)	3.94%	11/02/26	1,500,000	1,500,002
LMA AMERICAS LLC	(d)(e)(f)	3.93%	11/12/26	2,800,000	2,758,368
Total Asset-Backed Commercial Paper (Cost $23,124,488)					23,121,491

FINANCIAL COMPANY COMMERCIAL PAPER 15.6% OF NET ASSETS
BANK OF MONTREAL
(SOFR + 0.30%)	(c)(e)	3.92%	02/03/27	945,000	944,989
BANK OF NOVA SCOTIA
(SOFR + 0.29%)	(c)(e)	3.91%	02/03/27	670,000	670,123
BOFA SECURITIES INC
	(e)(f)	3.83%	07/16/26	800,000	798,677
(SOFR + 0.27%)	(c)(e)	3.89%	10/09/26	835,000	835,293
BPCE SA
(SOFR + 0.31%)	(c)(e)	3.93%	02/02/27	2,900,000	2,900,813
	(f)	4.24%	06/09/27	3,400,000	3,265,855
CANADIAN IMPERIAL BANK OF COMMERCE
(SOFR + 0.28%)	(c)(e)	3.90%	02/03/27	1,200,000	1,200,070
HSBC USA, INC.
	(e)(f)	4.00%	10/01/26	2,500,000	2,474,560
	(e)(f)	3.85%	11/12/26	550,000	541,688
LLOYDS BANK CORPORATE MARKETS PLC	(f)	3.95%	01/26/27	1,600,000	1,562,076
LLOYDS BANK PLC	(f)	3.78%	08/17/26	1,700,000	1,691,518
MACQUARIE BANK LTD.	(e)	3.83%	03/01/27	5,000,000	4,858,984
NATIONAL BANK OF CANADA	(e)(f)	3.75%	10/02/26	2,000,000	1,980,041
ROYAL BANK OF CANADA
	(e)(f)	3.86%	12/09/26	880,000	864,382
(SOFR + 0.30%)	(c)(e)	3.92%	01/22/27	695,000	695,086
(SOFR + 0.35%)	(a)(c)(e)	3.97%	05/11/27	2,200,000	2,201,005
	(e)(f)	4.24%	06/10/27	3,000,000	2,880,927
See financial notes
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements
7

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TORONTO-DOMINION BANK/THE	(e)(f)	4.06%	05/11/27	235,000	226,574
UBS AG
(SOFR + 0.31%)	(a)(c)(e)	3.93%	12/07/26	2,000,000	2,000,174
	(a)(e)	4.05%	02/12/27	300,000	299,740
	(a)(e)	4.30%	03/19/27	390,000	390,183
	(a)(e)(f)	4.27%	03/25/27	4,700,000	4,554,221
Total Financial Company Commercial Paper (Cost $37,865,065)					37,836,979

NON-FINANCIAL COMPANY COMMERCIAL PAPER 2.1% OF NET ASSETS
TOYOTA CREDIT CANADA INC	(f)	4.05%	11/16/26	1,100,000	1,083,062
TOYOTA MOTOR CREDIT CORP.	(f)	3.83%	10/23/26	4,000,000	3,951,189
Total Non-Financial Company Commercial Paper (Cost $5,036,140)					5,034,251

VARIABLE RATE DEMAND NOTES 1.5% OF NET ASSETS
GREYSHOE ISSUING
Taxable Variable Rate Demand Notes Series 2022 (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)(d)(g)	3.72%	12/01/72	1,000,000	1,000,000
Jefferson Westchester LLC
Taxable M/F Housing RB Series 2023A (LOC: FEDERAL HOME LOAN BANKS)	(a)(b)(d)(g)	3.72%	11/01/63	1,000,000	1,000,000
Keep Memory Alive
Taxable Variable Rate Demand Notes Series 2013 (LOC: PNC BANK NA)	(a)(d)(g)	3.81%	05/01/37	1,700,000	1,700,000
Total Variable Rate Demand Notes (Cost $3,700,000)					3,700,000
(Cost $139,566,994)					139,520,460

ISSUER	FOOTNOTES	RATE	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 12.5% OF NET ASSETS
OTHER REPURCHASE AGREEMENTS** 12.5%
BARCLAYS BANK PLC
Issued 06/30/26, repurchase date 07/01/26		3.70	07/01/26	4,657,212	4,656,733
(Collateralized by U.S. Treasury Securities and common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $4,749,886, 0.00%-3.38%, due 01/15/27-01/01/00)

BNP PARIBAS SA
Issued 06/24/26, repurchase date 07/01/26		3.71	07/01/26	2,802,020	2,800,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $2,958,995, 1.51%-7.75%, due 07/20/27-01/01/00)
See financial notes
8
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BOFA SECURITIES, INC.
Issued 06/24/26, repurchase date 10/26/26	(a)(c)	4.12	10/26/26	5,476,632	5,400,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $5,832,001, 0.00%, due 01/01/00) (SOFR + 0.50%)
CITIGROUP GLOBAL MARKETS, INC.
Issued 06/30/26, repurchase date 07/01/26		3.69	07/01/26	1,603,534	1,603,370
(Collateralized by U.S. Treasury Securities and common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $1,635,454, 0.00%-3.88%, due 11/30/27-01/01/00)

Issued 04/24/26, repurchase date 10/22/26	(a)(c)	4.05	10/22/26	5,714,030	5,600,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $6,048,000, 0.00%, due 01/01/00) (SOFR + 0.40%)
JP MORGAN SECURITIES LLC
Issued 05/12/26, repurchase date 07/13/26	(a)(c)	3.75	07/13/26	2,012,917	2,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $2,160,000, 0.00%, due 01/01/00) (SOFR + 0.15%)
Issued 06/24/26, repurchase date 08/24/26	(a)(c)	3.82	08/24/26	1,006,473	1,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $1,080,000, 0.00%, due 01/01/00) (SOFR + 0.20%)
WELLS FARGO SECURITIES LLC
Issued 06/15/26, repurchase date 11/09/26	(a)	4.23	11/09/26	7,370,139	7,245,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $8,331,750, 0.00%-9.73%, due 06/10/30-10/26/40)
					30,305,103
Total Repurchase Agreements (Cost $30,305,103)					30,305,103
Total Investments in Securities (Cost $240,765,859)					240,339,352

**
Collateralized via common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities. Securities without a stated maturity date, such as common stocks, ETFs,
American depositary receipts and perpetual bonds, are represented by 01/01/00.

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)	Fixed-to-Float security is in a fixed-rate coupon period.
(c)	Variable rate security; rate shown is effective rate at period end.
(d)	Credit-enhanced or liquidity-enhanced.
(e)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $56,768,713 or 23.5% of net assets.

(f)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(g)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

See financial notes
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements
9

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

CP —	Commercial paper
ETF —	Exchange-Traded Fund
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At June 30, 2026, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings.
See financial notes
10
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $210,460,756)		$210,034,249
Repurchase agreements, at value - unaffiliated issuers (cost $30,305,103)		30,305,103
Receivables:
Interest	+	1,465,836
Total assets		241,805,188

Liabilities
Payables:
Management fees		27,636
Due to custodian	+	155
Total liabilities		27,791
Net assets		$241,777,397

Net Assets by Source
Capital received from investors		$241,470,393
Total distributable earnings	+	307,004
Net assets		$241,777,397

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$241,777,397		9,600,000		$25.19

See financial notes
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements
11

Schwab Ultra-Short Income ETF
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$4,411,936
Other Interest	+	3,377
Total investment income		4,415,313

Expenses
Management fees		152,883
Total expenses	–	152,883
Net investment income		4,262,430

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(3,369)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(613,954)
Net realized and unrealized losses		(617,323)
Increase in net assets resulting from operations		$3,645,107
See financial notes
12
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		1/1/25-12/31/25
Net investment income		$4,262,430	$4,457,348
Net realized losses		(3,369)	(15,438)
Net change in unrealized appreciation (depreciation)	+	(613,954)	184,999
Increase in net assets resulting from operations		$3,645,107	$4,626,909

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($3,534,630 )	($4,444,370 )

TRANSACTIONS IN FUND SHARES
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,300,000	$57,935,586	5,100,000	$128,350,594
Other capital		—	—	—	57,376
Shares redeemed	+	—	—	(600,000)	(15,090,573)
Net transactions in fund shares		2,300,000	$57,935,586	4,500,000	$113,317,397

SHARES OUTSTANDING AND NET ASSETS
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,300,000	$183,731,334	2,800,000	$70,231,398
Total increase	+	2,300,000	58,046,063	4,500,000	113,499,936
End of period		9,600,000	$241,777,397	7,300,000	$183,731,334
See financial notes
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements
13

Schwab Ultra-Short Income ETF
Financial Notes, unaudited

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
The fund issues and redeems shares at its net asset value per share only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s net asset value can be found at www.schwabassetmanagement.com.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Ultra-Short Income ETF’s goal is to seek current income consistent with capital preservation while maintaining liquidity.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in
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Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, the fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities in alignment with the fund’s investment objective. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
Schwab Ultra-Short Income ETF  | Semiannual Holdings and Financial Statements
15

Schwab Ultra-Short Income ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
As of June 30, 2026, the fund had investments in repurchase agreements with a gross value of $30,305,103 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions and When-Issued Securities: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis, if any, are identified as such in the fund’s Portfolio Holdings. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, the fund operates as a limited derivatives user, with respect to purchase commitments held within the fund, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the fund’s exposure is monitored under a derivatives risk management program.
Variable Rate Demand Note: A Variable Rate Demand Note (VRDN) is an asset class in the short-term municipal bond market with a variable (or floating) interest rate which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are daily and weekly, but could be monthly. The put feature entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time, shortening the legal maturity of the VRDN. These put features are daily and weekly, but could be monthly, making these liquid and short-term investments. While the demand feature is intended to reduce credit risks, it is not always unconditional and may be subject to termination if the issuer’s credit rating falls below investment grade or if the issuer fails to make payments on other debt. While most variable-rate demand securities allow the fund to exercise its demand rights at any time, some such securities may only allow the fund to exercise its demand rights at certain times, which reduces the liquidity usually associated with this type of security. The fund could suffer losses in the event that the demand feature provider, usually a bank, fails to meet its obligation to pay the demand.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of the fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
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Schwab Ultra-Short Income ETF  | Semiannual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. The fund did not pay any federal taxes during the period.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust.
For its advisory services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.14% of the fund’s average daily net assets.
Interfund Transactions
The fund may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. For the period ended June 30, 2026, the fund did not have any purchases and sales of securities with other funds managed by the investment adviser.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The fund had no interfund borrowing or lending activity during the period.
Schwab Ultra-Short Income ETF  | Semiannual Holdings and Financial Statements
17

Schwab Ultra-Short Income ETF
Financial Notes, unaudited (continued)

 4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Amended and Restated Advisory Agreement where the investment adviser pays the operational expenses of the fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2026, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$27,659,616	$12,474,146

7. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in the fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges are recorded in the Transactions In Fund Shares section in Other capital in the Statement of Changes in Net Assets and in Per-Share Data Other capital in the Financial Highlights. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
There were no in-kind transactions for the period ended June 30, 2026.
The fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value. The net realized gains or losses on sales of in-kind redemptions for the period ended June 30, 2026, if any, are disclosed in the fund’s Statement of Operations.
As described in the fund’s registration statement, when an investor is unable to deliver all or a portion of the in-kind basket of securities associated with a purchase of Creation Units or is unable to deliver all or a portion of the ETF shares associated with a redemption of Creation Units, the investor must pledge cash collateral on a daily marked-to-market basis in an amount at least equal to the market value of the missing securities or ETF shares. The trust, on behalf of the fund, is permitted to utilize the collateral to purchase the missing shares or acquire the securities at any time and the investor is liable for all costs associated with such purchases. Cash collateral amounts, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
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Schwab Ultra-Short Income ETF  | Semiannual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Financial Notes, unaudited (continued)

 8. Federal Income Taxes:
As of June 30, 2026, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$240,765,859	$24,112	($450,619 )	($426,507 )

The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2025, the fund had capital loss carryforwards of $18,801.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2026. The tax basis components of distributions paid during the fiscal year ended December 31, 2025, were as follows:
PRIOR FISCAL PERIOD END DISTRIBUTIONS
ORDINARY INCOME
$4,444,370
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. During the fiscal year ended December 31, 2025, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Ultra-Short Income ETF  | Semiannual Holdings and Financial Statements
19

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
20
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements
21

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
22
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Ultra-Short Income ETF (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 6, 2026 and June 10, 2026, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 10, 2026 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s limited investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data (including artificial intelligence tools), business continuity, cybersecurity, due diligence, risk management processes, and information security programs.
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements
23

Schwab Ultra-Short Income ETF
The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other exchange-traded funds and an applicable index/benchmark, in light of portfolio yield and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Board considered the rate of compensation called for by the Agreement and the Fund’s operating expense ratio, in each case, in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. Although the Fund had a limited operating history, the Board considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Board recognized the difficulty of determining economies of scale with precision, and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale by way of the relatively low unitary fee structure of the Fund and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, including technology and use of data (including artificial intelligence tools), increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the
24
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements
25

MFR128058-01
00326944

Semiannual Holdings and Financial Statements | June 30, 2026
Schwab Government Money Market ETF

    Ticker Symbol SGVT

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements
1

Schwab Government Money Market ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/26– 6/30/26§	6/12/25[1]– 12/31/25
Per-Share Data
Net asset value at beginning of period	$100.48	$100.00
Income (loss) from investment operations:
Net investment income (loss)[2]	1.70	2.11
Net realized and unrealized gains (losses)	(0.05)	0.11
Total from investment operations	1.65	2.22
Less distributions:
Distributions from net investment income	(1.39)	(1.74)
Net asset value at end of period	$100.74	$100.48
Total return	1.66%*	2.24%*
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.28%**	0.28%**
Net investment income (loss)	3.45%**	3.82%**
Net assets, end of period (x 1,000,000)	$777	$457

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
See financial notes
2
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements

Schwab Government Money Market ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the coupon rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 20.8% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
		4.38%		07/06/26	50,000	50,003
		4.63%		07/17/26	62,000	62,020
		3.15%		07/20/26	1,000,000	999,623
		4.50%		07/24/26	200,000	200,078
	(a)	3.74%		07/27/26	100,000	99,730
(SOFR + 0.03%)	(b)	3.65%	07/01/26	07/28/26	5,000,000	5,000,018
		5.00%		07/30/26	50,000	50,045
(EFFR + 0.08%)	(b)	3.70%	07/01/26	08/11/26	500,000	499,995
(EFFR + 0.07%)	(b)	3.70%	07/01/26	09/08/26	1,750,000	1,750,054
		3.50%		10/02/26	1,600,000	1,598,358
	(a)	3.53%		10/02/26	900,000	891,305
(EFFR + 0.07%)	(b)	3.70%	07/01/26	10/15/26	4,000,000	4,000,303
(SOFR + 0.13%)	(b)	3.75%	07/01/26	11/02/26	1,000,000	1,000,189
(EFFR + 0.07%)	(b)	3.69%	07/01/26	11/12/26	300,000	300,045
		3.50%		12/22/26	200,000	199,457
	(a)	3.56%		12/31/26	1,500,000	1,471,058
(SOFR + 0.05%)	(b)	3.67%	07/01/26	02/17/27	4,000,000	4,000,197
	(a)	3.70%		03/31/27	100,000	97,093
(EFFR + 0.07%)	(b)	3.70%	07/01/26	05/07/27	1,200,000	1,200,076
	(a)	4.01%		05/11/27	200,000	193,289
(EFFR + 0.07%)	(b)	3.69%	07/01/26	05/19/27	800,000	800,053
(SOFR + 0.10%)	(b)	3.72%	07/01/26	05/24/27	500,000	500,039
(EFFR + 0.13%)	(b)	3.76%	07/01/26	07/09/27	50,000	50,005
(SOFR + 0.05%)	(b)	3.67%	07/01/26	07/12/27	400,000	400,035
(EFFR + 0.16%)	(b)	3.79%	07/01/26	07/19/27	1,000,000	1,000,820
(SOFR + 0.14%)	(b)	3.76%	07/01/26	08/25/27	50,000	50,005
(SOFR + 0.06%)	(b)	3.68%	07/01/26	09/13/27	500,000	500,053
(EFFR + 0.18%)	(b)	3.81%	07/01/26	09/23/27	300,000	300,253
(EFFR + 0.19%)	(b)	3.82%	07/01/26	09/29/27	100,000	100,012
(SOFR + 0.12%)	(b)	3.74%	07/01/26	11/12/27	400,000	400,074
(SOFR + 0.11%)	(b)	3.73%	07/01/26	11/19/27	100,000	100,025
(EFFR + 0.13%)	(b)	3.76%	07/01/26	01/21/28	4,000,000	4,001,779
(SOFR + 0.09%)	(b)	3.71%	07/01/26	02/17/28	3,000,000	3,001,460
(EFFR + 0.12%)	(b)	3.74%	07/01/26	02/17/28	800,000	800,109
(EFFR + 0.12%)	(b)	3.74%	07/01/26	02/28/28	1,100,000	1,100,155
(SOFR + 0.09%)	(b)	3.71%	07/01/26	04/06/28	5,000,000	4,999,960
(EFFR + 0.11%)	(b)	3.74%	07/01/26	04/24/28	1,100,000	1,100,179
(SOFR + 0.10%)	(b)	3.72%	07/01/26	05/08/28	1,000,000	1,000,170
See financial notes
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements
3

Schwab Government Money Market ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
FEDERAL HOME LOAN BANKS
	(a)	3.56%		07/08/26	900,000	899,280
	(a)	3.61%		07/09/26	3,000,000	2,997,300
	(a)	3.55%		07/10/26	1,300,000	1,298,700
	(a)	3.53%		07/15/26	1,100,000	1,098,350
	(a)	3.58%		07/17/26	800,000	798,640
	(c)	1.50%		07/20/26	500,000	499,384
	(a)	3.60%		07/22/26	1,300,000	1,297,140
	(a)	3.59%		07/24/26	700,000	698,320
	(a)	3.59%		08/14/26	1,400,000	1,393,613
	(a)	3.93%		08/19/26	200,000	198,986
	(a)	3.60%		08/20/26	700,000	696,380
(SOFR + 0.01%)	(b)	3.63%	07/01/26	08/25/26	1,000,000	1,000,001
		1.00%		08/26/26	5,500,000	5,475,823
	(a)	3.60%		08/31/26	1,400,000	1,391,199
		3.73%		09/10/26	1,500,000	1,499,524
(SOFR + 0.07%)	(b)	3.69%	07/01/26	09/11/26	500,000	500,019
	(a)	3.57%		09/15/26	1,500,000	1,488,209
	(a)	3.53%		09/18/26	1,100,000	1,091,017
	(a)	3.75%		09/25/26	400,000	396,448
	(a)	3.60%		10/01/26	1,500,000	1,485,663
	(a)	3.54%		10/02/26	700,000	693,237
	(a)	3.63%		10/08/26	1,000,000	989,722
		4.00%		10/09/26	1,600,000	1,600,120
	(a)	3.56%		10/15/26	800,000	791,202
		3.63%		10/23/26	500,000	499,561
(SOFR + 0.04%)	(b)	3.66%	07/01/26	11/06/26	900,000	900,148
		4.63%		11/17/26	2,000,000	2,004,834
	(a)	3.68%		12/17/26	1,900,000	1,866,130
		3.76%		12/17/26	615,000	614,389
	(a)	3.50%		12/24/26	500,000	490,720
		3.75%		01/08/27	600,000	598,210
	(a)	3.80%		01/19/27	2,000,000	1,957,201
		0.83%		02/10/27	100,000	98,100
		3.89%		02/23/27	1,900,000	1,897,483
		3.63%		03/04/27	800,000	797,890
		3.81%		04/09/27	900,000	897,376
		3.83%		04/09/27	900,000	896,491
		3.92%		05/26/27	1,900,000	1,895,256
		3.93%		05/28/27	900,000	896,769
		4.00%		06/01/27	5,000,000	4,993,525
		4.00%		06/04/27	3,500,000	3,493,087
		4.00%		06/11/27	1,200,000	1,197,930
(SOFR + 0.10%)	(b)	3.72%	07/01/26	06/17/27	50,000	50,011
		4.05%		06/17/27	500,000	498,473
(SOFR + 0.15%)	(b)	3.77%	07/01/26	08/26/27	900,000	900,055
(SOFR + 0.16%)	(b)	3.78%	07/01/26	09/15/27	200,000	200,027
(SOFR + 0.18%)	(b)	3.80%	07/01/26	09/21/27	400,000	400,132
(SOFR + 0.18%)	(b)	3.80%	07/01/26	10/20/27	1,800,000	1,800,205
(SOFR + 0.11%)	(b)	3.73%	07/01/26	01/13/28	600,000	600,081
See financial notes
4
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements

Schwab Government Money Market ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.11%)	(b)	3.73%	07/01/26	01/20/28	700,000	700,093
(SOFR + 0.12%)	(b)	3.74%	07/01/26	02/17/28	3,000,000	3,000,407
(SOFR + 0.12%)	(b)	3.74%	07/01/26	03/02/28	1,300,000	1,300,187
(SOFR + 0.11%)	(b)	3.73%	07/01/26	03/17/28	800,000	800,116
(SOFR + 0.12%)	(b)	3.74%	07/01/26	03/30/28	3,600,000	3,600,579
(SOFR + 0.12%)	(b)	3.74%	07/01/26	04/06/28	5,000,000	5,000,817
(SOFR + 0.12%)	(b)	3.74%	07/01/26	05/18/28	900,000	900,073
(SOFR + 0.12%)	(b)	3.74%	07/01/26	05/24/28	600,000	600,048
(SOFR + 0.10%)	(b)	3.72%	07/01/26	06/15/28	1,200,000	1,200,198
FEDERAL HOME LOAN MORTGAGE CORPORATION
		3.63%		11/20/26	600,000	599,150
		3.63%		11/27/26	1,675,000	1,672,569
		3.63%		12/16/26	1,000,000	997,740
		3.63%		12/18/26	2,000,000	1,998,001
(SOFR + 0.08%)	(b)	3.70%	07/01/26	01/08/27	50,000	50,013
		3.65%		02/16/27	700,000	698,572
		3.66%		02/19/27	2,500,000	2,495,325
		3.65%		02/22/27	800,000	798,779
		3.66%		03/05/27	1,600,000	1,597,249
		3.68%		03/08/27	800,000	798,334
		3.68%		03/12/27	1,400,000	1,394,023
		3.66%		03/18/27	700,000	698,320
		3.69%		03/19/27	900,000	897,672
		3.71%		03/29/27	1,400,000	1,396,864
		3.75%		03/30/27	1,200,000	1,198,453
		3.78%		04/02/27	1,500,000	1,497,438
(SOFR + 0.10%)	(b)	3.72%	07/01/26	05/05/27	400,000	400,077
(SOFR + 0.12%)	(b)	3.74%	07/01/26	05/05/27	300,000	300,156
		4.07%		06/21/27	1,000,000	999,032
		4.08%		06/22/27	1,000,000	998,885
(SOFR + 0.14%)	(b)	3.76%	07/01/26	09/22/27	300,000	300,218
(SOFR + 0.14%)	(b)	3.76%	07/01/26	10/06/27	1,300,000	1,301,280
FEDERAL NATIONAL MORTGAGE ASSOCIATION
		3.63%		02/05/27	700,000	698,362
		3.63%		02/12/27	800,000	798,744
		3.67%		02/23/27	800,000	797,160
		3.95%		05/07/27	1,100,000	1,097,656
		4.00%		05/07/27	2,000,000	1,996,358
		3.90%		05/21/27	1,900,000	1,895,952
		4.05%		06/21/27	1,900,000	1,898,165
		4.09%		07/14/27	1,200,000	1,199,468
(SOFR + 0.08%)	(b)	3.70%	07/01/26	01/07/28	300,000	299,953
(SOFR + 0.09%)	(b)	3.71%	07/01/26	02/02/28	2,000,000	1,999,647
(SOFR + 0.09%)	(b)	3.71%	07/01/26	04/06/28	4,500,000	4,499,972
Total U.S. Government Agency Debt (Cost $162,066,295)						161,962,588

See financial notes
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements
5

Schwab Government Money Market ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. TREASURY DEBT 8.5% OF NET ASSETS
UNITED STATES TREASURY
		4.50%		07/15/26	100,000	100,029
		0.63%		07/31/26	550,000	548,636
		1.88%		07/31/26	150,000	149,777
		4.38%		07/31/26	400,000	400,219
		0.75%		08/31/26	2,970,000	2,955,498
		1.38%		08/31/26	350,000	348,646
		3.75%		08/31/26	400,000	399,992
		4.63%		09/15/26	100,000	100,186
		0.88%		09/30/26	2,900,000	2,879,326
		3.50%		09/30/26	200,000	199,844
(3 mo. US TBILL + 0.21%)	(b)	3.98%	07/01/26	10/31/26	2,900,000	2,901,654
		4.13%		10/31/26	500,000	500,322
		4.63%		11/15/26	700,000	701,858
		1.63%		11/30/26	400,000	396,353
		4.25%		11/30/26	1,100,000	1,101,568
		1.25%		12/31/26	300,000	296,068
		4.25%		12/31/26	700,000	700,984
		1.50%		01/31/27	800,000	788,547
(3 mo. US TBILL + 0.10%)	(b)	3.87%	07/01/26	01/31/27	1,500,000	1,500,479
		4.13%		01/31/27	3,300,000	3,302,385
		2.25%		02/15/27	900,000	890,350
		4.13%		02/15/27	2,398,000	2,399,686
		1.88%		02/28/27	1,000,000	986,187
		4.13%		02/28/27	13,900,000	13,910,259
		4.25%		03/15/27	200,000	200,352
		0.63%		03/31/27	100,000	97,527
		2.50%		03/31/27	2,100,000	2,077,031
		3.88%		03/31/27	1,700,000	1,698,373
		4.50%		04/15/27	500,000	501,850
		0.50%		04/30/27	100,000	97,117
		2.75%		04/30/27	400,000	395,757
		3.75%		04/30/27	2,300,000	2,294,077
(3 mo. US TBILL + 0.16%)	(b)	3.94%	07/01/26	04/30/27	275,000	275,304
		2.38%		05/15/27	5,400,000	5,322,027
		2.63%		05/31/27	600,000	592,117
		3.88%		05/31/27	1,400,000	1,397,237
		4.63%		06/15/27	300,000	301,472
		3.75%		06/30/27	700,000	697,566
(3 mo. US TBILL + 0.16%)	(b)	3.93%	07/01/26	07/31/27	2,700,000	2,703,127
(3 mo. US TBILL + 0.19%)	(b)	3.97%	07/01/26	10/31/27	6,200,000	6,209,087
(3 mo. US TBILL + 0.10%)	(b)	3.87%	07/01/26	01/31/28	1,300,000	1,300,348
(3 mo. US TBILL + 0.10%)	(b)	3.88%	07/01/26	04/30/28	1,300,000	1,300,041
Total U.S. Treasury Debt (Cost $65,998,834)						65,919,263
See financial notes
6
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements

Schwab Government Money Market ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 69.6% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 36.7%
BARCLAYS BANK PLC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	58,005,881	58,000,000
(Collateralized by U.S. Government Agency Securities valued at $59,740,001, 2.50% - 6.50%, due 06/01/28 - 04/15/67)
BNP PARIBAS SA
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	3,000,304	3,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $3,095,369, 0.25% - 8.00%, due 08/15/28 - 06/20/56)
CITIGROUP GLOBAL MARKETS INC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,020,910, 0.38% - 5.00%, due 01/15/27 - 04/20/67)
Issued 06/29/26, repurchase date 07/06/26		3.64%		07/06/26	2,001,416	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,096, 0.38%, due 01/15/27)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/30/26, repurchase date 07/07/26		3.65%		07/07/26	2,001,419	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,060,104, 3.50% - 5.50%, due 12/20/51 - 04/20/56)
FICC - BANK OF AMERICA
Issued 06/30/26, repurchase date 07/01/26		3.66%		07/01/26	8,000,813	8,000,000
(Collateralized by U.S. Government Agency Securities valued at $8,240,568, 1.50% - 7.00%, due 12/01/26 - 07/01/56)
FICC - BANK OF NEW YORK
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	12,001,217	12,000,000
(Collateralized by U.S. Government Agency Securities valued at $12,360,000, 3.00% - 6.50%, due 06/01/42 - 01/01/56)
FICC - JPMORGAN CHASE & CO
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	9,000,913	9,000,000
(Collateralized by U.S. Government Agency Securities valued at $9,270,000, 1.50% - 6.50%, due 06/01/35 - 06/20/66)
GOLDMAN SACHS & CO LLC
Issued 06/24/26, repurchase date 07/01/26		3.64%		07/01/26	19,013,448	19,000,000
(Collateralized by U.S. Government Agency Securities valued at $19,380,002, 4.50% - 6.50%, due 03/20/53 - 04/20/56)
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	3,000,304	3,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,060,001, 4.00%, due 04/01/52)
Issued 06/25/26, repurchase date 07/02/26		3.65%		07/02/26	14,009,936	14,000,000
(Collateralized by U.S. Government Agency Securities valued at $14,280,001, 3.00% - 6.50%, due 05/20/42 - 06/20/56)
See financial notes
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements
7

Schwab Government Money Market ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
JP MORGAN SECURITIES LLC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	16,001,622	16,000,000
(Collateralized by U.S. Government Agency Securities valued at $16,480,000, 4.50% - 5.00%, due 12/01/44 - 06/01/56)
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	17,001,724	17,000,000
(Collateralized by U.S. Government Agency Securities valued at $17,510,000, 2.00% - 6.00%, due 09/01/35 - 06/01/56)
Issued 05/27/26, repurchase date 11/30/26	(b)	3.75%	07/01/26	10/05/26	8,109,167	8,000,000
(Collateralized by U.S. Government Agency Securities valued at $8,240,000, 5.00% - 5.06%, due 08/25/36 - 09/20/63) (SOFR + 0.13%)
SMBC NIKKO SECURITIES AMERICA INC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	3,000,304	3,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $3,089,642, 0.00% - 6.50%, due 07/21/26 - 03/01/56)
WELLS FARGO BANK NA
Issued 06/29/26, repurchase date 07/06/26		3.65%		07/06/26	8,005,678	8,000,000
(Collateralized by U.S. Treasury Securities valued at $8,160,113, 0.38%, due 01/15/27)
Issued 06/30/26, repurchase date 07/07/26		3.65%		07/07/26	4,002,839	4,000,000
(Collateralized by U.S. Treasury Securities valued at $4,080,057, 0.38%, due 01/15/27)
Issued 06/05/26, repurchase date 08/04/26		3.69%		08/04/26	4,024,600	4,000,000
(Collateralized by U.S. Treasury Securities valued at $4,080,057, 0.38%, due 01/15/27)
WELLS FARGO SECURITIES LLC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	11,001,115	11,000,000
(Collateralized by U.S. Government Agency Securities valued at $11,440,001, 5.50%, due 06/01/56)
Issued 06/25/26, repurchase date 07/02/26		3.65%		07/02/26	42,029,808	42,000,000
(Collateralized by U.S. Government Agency Securities valued at $43,680,000, 3.50% - 5.50%, due 05/01/52 - 06/01/56)
Issued 06/29/26, repurchase date 07/06/26		3.65%		07/06/26	28,019,872	28,000,000
(Collateralized by U.S. Government Agency Securities valued at $29,120,000, 5.50%, due 06/01/56)
Issued 06/30/26, repurchase date 07/07/26		3.65%		07/07/26	13,009,226	13,000,000
(Collateralized by U.S. Government Agency Securities valued at $13,520,000, 5.50%, due 06/01/56)
						285,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 32.9%
BARCLAYS BANK PLC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	42,260,189	42,255,916
(Collateralized by U.S. Treasury Securities valued at $43,101,040, 0.00% - 4.63%, due 11/27/26 - 11/15/46)
CITIGROUP GLOBAL MARKETS INC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	9,000,910	9,000,000
(Collateralized by U.S. Treasury Securities valued at $9,180,020, 0.38% - 4.00%, due 01/15/27 - 01/31/29)
See financial notes
8
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements

Schwab Government Money Market ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/29/26, repurchase date 07/06/26		3.63%		07/06/26	15,010,587	15,000,000
(Collateralized by U.S. Treasury Securities valued at $15,300,031, 0.38% - 4.25%, due 01/15/27 - 03/31/33)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,034, 0.38% - 4.13%, due 03/31/27 - 02/15/48)
Issued 06/25/26, repurchase date 07/02/26		3.64%		07/02/26	10,007,078	10,000,000
(Collateralized by U.S. Treasury Securities valued at $10,200,006, 0.13% - 4.63%, due 07/15/27 - 02/15/54)
FICC - BANK OF AMERICA
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	11,001,115	11,000,000
(Collateralized by U.S. Treasury Securities valued at $11,220,007, 3.00% - 4.25%, due 12/31/30 - 02/15/49)
FICC - BANK OF NEW YORK
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	17,001,719	17,000,000
(Collateralized by U.S. Treasury Securities valued at $17,340,089, 0.63%, due 07/15/32)
FICC - JPMORGAN CHASE & CO
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	22,002,224	22,000,000
(Collateralized by U.S. Treasury Securities valued at $22,440,098, 0.00% - 3.88%, due 09/01/26 - 09/30/32)
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	28,002,831	28,000,000
(Collateralized by U.S. Treasury Securities valued at $28,560,005, 0.63% - 4.13%, due 05/15/30 - 02/15/36)
FICC - WELLS FARGO BANK N.A
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	11,001,115	11,000,000
(Collateralized by U.S. Treasury Securities valued at $11,220,095, 4.00%, due 01/31/33)
Issued 06/25/26, repurchase date 07/02/26		3.64%		07/02/26	11,007,786	11,000,000
(Collateralized by U.S. Treasury Securities valued at $11,220,095, 4.00%, due 01/31/33)
Issued 06/29/26, repurchase date 07/06/26		3.64%		07/06/26	10,007,078	10,000,000
(Collateralized by U.S. Treasury Securities valued at $10,200,068, 4.00%, due 01/31/33)
Issued 06/30/26, repurchase date 07/07/26		3.65%		07/07/26	16,011,356	16,000,000
(Collateralized by U.S. Treasury Securities valued at $16,320,078, 1.13%, due 02/29/28)
Issued 06/26/26, repurchase date 07/13/26		3.68%		07/13/26	3,005,213	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,060,081, 4.00%, due 01/31/33)
JP MORGAN SECURITIES LLC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	13,001,314	13,000,000
(Collateralized by U.S. Treasury Securities valued at $13,260,070, 0.13% - 4.38%, due 07/15/26 - 08/15/35)
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	17,001,719	17,000,000
(Collateralized by U.S. Treasury Securities valued at $17,340,030, 0.13% - 4.00%, due 07/15/26 - 07/31/29)
See financial notes
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements
9

Schwab Government Money Market ETF
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	12,001,213	12,000,000
(Collateralized by U.S. Treasury Securities valued at $12,240,005, 0.13% - 5.50%, due 02/15/28 - 02/15/51)
SMBC NIKKO SECURITIES AMERICA INC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	6,000,607	6,000,000
(Collateralized by U.S. Treasury Securities valued at $6,120,038, 0.00% - 5.00%, due 07/16/26 - 05/15/56)
Issued 06/30/26, repurchase date 07/07/26		3.64%		07/07/26	1,000,708	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,096, 3.97%, due 10/31/27)
						255,255,916
Total Repurchase Agreements (Cost $540,255,916)						540,255,916
Total Investments in Securities (Cost $768,321,045)						768,137,767

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(b)	Variable rate security; rate shown is effective rate at period end.
(c)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At June 30, 2026, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings.
See financial notes
10
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements

Schwab Government Money Market ETF
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $228,065,129)		$227,881,851
Repurchase agreements, at value - unaffiliated issuers (cost $540,255,916)		540,255,916
Receivables:
Fund shares sold		7,051,750
Interest	+	1,681,388
Total assets		776,870,905

Liabilities
Payables:
Investment adviser and administrator fees	+	171,041
Total liabilities		171,041
Net assets		$776,699,864

Net Assets by Source
Capital received from investors		$774,853,736
Total distributable earnings	+	1,846,128
Net assets		$776,699,864

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$776,699,864		7,710,000		$100.74

See financial notes
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements
11

Schwab Government Money Market ETF
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$11,509,353

Expenses
Management fees		868,211
Total expenses	–	868,211
Net investment income		10,641,142

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(235)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(240,450)
Net realized and unrealized losses		(240,685)
Increase in net assets resulting from operations		$10,400,457
See financial notes
12
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements

Schwab Government Money Market ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		6/12/25*-12/31/25
Net investment income		$10,641,142	$4,233,603
Net realized gains (losses)		(235)	53
Net change in unrealized appreciation (depreciation)	+	(240,450)	57,172
Increase in net assets resulting from operations		$10,400,457	$4,290,828

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($8,686,612 )	($4,158,545 )

TRANSACTIONS IN FUND SHARES
	1/1/26-6/30/26			6/12/25*-12/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,760,000	$579,457,021	4,920,000	$494,222,027
Shares redeemed	+	(2,600,000)	(261,633,633)	(370,000)	(37,191,679)
Net transactions in fund shares		3,160,000	$317,823,388	4,550,000	$457,030,348

SHARES OUTSTANDING AND NET ASSETS
	1/1/26-6/30/26			6/12/25*-12/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,550,000	$457,162,631	—	$—
Total increase	+	3,160,000	319,537,233	4,550,000	457,162,631
End of period		7,710,000	$776,699,864	4,550,000	$457,162,631

*	Commencement of operations.
See financial notes
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements
13

Schwab Government Money Market ETF
Financial Notes, unaudited

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
The fund issues and redeems shares at its net asset value per share only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s net asset value can be found at www.schwabassetmanagement.com.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Government Money Market ETF seeks current income consistent with capital preservation while maintaining liquidity. To pursue its goal, the fund invests in U.S. government securities, such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities.
Although the fund will seek to operate as a "government money market fund," it will not seek to maintain a stable NAV per share nor will it use the amortized cost method of valuation.  Instead, the fund will calculate its NAV per share based on the market value of its investments. In addition, unlike a traditional money market fund, the fund operates as an ETF.  As an ETF, the fund’s shares will be traded on a national securities exchange and will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, shares on the securities exchange. A shareholder could lose money by investing in the fund.  Because the share price and NAV of the fund will fluctuate, when shares are sold on a securities exchange (or redeemed, in the case of an Authorized Participant), they may be worth more or less than what was originally paid for them.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
14
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements

Schwab Government Money Market ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
● Short-term investments: Money market investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, discounted cash flow models or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable investments, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements
15

Schwab Government Money Market ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the fund’s investments are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, the fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities in alignment with the fund’s investment objective. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2026, the fund had investments in repurchase agreements with a gross value of $540,255,916 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions and When-Issued Securities: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of the fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
16
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements

Schwab Government Money Market ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. The fund did not pay any federal taxes during the period.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust.
For its advisory services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.28% of the fund’s average daily net assets.
Interfund Transactions
The fund may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. For the period ended June 30, 2026, the fund did not have any purchases and sales of securities with other funds managed by the investment adviser.
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements
17

Schwab Government Money Market ETF
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Amended and Restated Advisory Agreement where the investment adviser pays the operational expenses of the fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in the fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges are recorded in the Transactions In Fund Shares section in the Statement of Changes in Net Assets and generally have no effect on the net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
There were no in-kind transactions for the period ended June 30, 2026.
The fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value. The net realized gains or losses on sales of in-kind redemptions for the period ended June 30, 2026, if any, are disclosed in the fund’s Statement of Operations.
As described in the fund’s registration statement, when an investor is unable to deliver all or a portion of the in-kind basket of securities associated with a purchase of Creation Units or is unable to deliver all or a portion of the ETF shares associated with a redemption of Creation Units, the investor must pledge cash collateral on a daily marked-to-market basis in an amount at least
18
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements

Schwab Government Money Market ETF
Financial Notes, unaudited (continued)

6. In-Kind Transactions: (continued):
equal to the market value of the missing securities or ETF shares. The trust, on behalf of the fund, is permitted to utilize the collateral to purchase the missing shares or acquire the securities at any time and the investor is liable for all costs associated with such purchases. Cash collateral amounts, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

7. Federal Income Taxes:
As of June 30, 2026, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$768,321,045	$15,252	($198,530 )	($183,278 )

As of December 31, 2025, the fund had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2026. The tax basis components of distributions paid during the fiscal period ended December 31, 2025, were as follows:
PRIOR FISCAL PERIOD END DISTRIBUTIONS
ORDINARY INCOME
$4,158,545
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. During the period ended December 31, 2025, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements
19

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
20
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements
21

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
22
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements

Schwab Government Money Market ETF
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Government Money Market ETF (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 6, 2026 and June 10, 2026, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 10, 2026 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s limited investment performance;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data (including artificial intelligence tools), business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements
23

Schwab Government Money Market ETF
the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered that the Fund commenced investment operations on June 12, 2025 and therefore had less than one year of performance history available. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s operation as a government money market fund.
Fund Expenses. With respect to the Fund’s expenses, the Board considered the rate of compensation called for by the Agreement and the Fund’s operating expense ratio, in each case, in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. Although the Fund had a limited operating history, the Board considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Board recognized the difficulty of determining economies of scale with precision, and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale by way of the unitary fee structure of the Fund and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, including technology and use of data (including artificial intelligence tools), increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
24
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements

MFR128060-01
00326940

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others is included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable

Item 19: Exhibits.

(a)	(1) Registrant’s code of ethics – not applicable to this semi-annual report.

(2)	Not applicable

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab Fixed-Income ETFs, Schwab Core Bond ETF, Schwab Government Money Market ETF and Schwab Ultra-Short Income ETF

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	August 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	August 17, 2026

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	August 17, 2026